UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
2/28/2026
Date of reporting period:
2/28/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 10+ Year Investment Grade Corporate Bond ETF
IGLB | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.77%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23%, and the ICE BofA 10+ Year US Corporate Index (Spliced) returned 5.93%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.77%	(1.28)%	3.34%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA 10+ Year US Corporate Index (Spliced)	5.93	(1.04)	3.52
Key Fund statistics
Net Assets	$2,778,719,238
Number of Portfolio Holdings	3,815
Net Investment Advisory Fees	$1,037,661
Portfolio Turnover Rate	7%
The performance of the ICE BofA 10+ Year US Corporate Index (Spliced) in this report reflects the performance of the Bloomberg U.S. Long Credit Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA 10+ Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 10+ Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.8%
Aa	12.8%
A	43.2%
Baa	39.8%
Ba	1.4%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
10-15 Years	18.3%
15-20 Years	21.9%
More than 20 Years	59.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 10+ Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
IGLB-02/26-AR

iShares 1-5 Year Investment Grade Corporate Bond ETF
IGSB | NASDAQ
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.32%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23%, and the ICE BofA 1-5 Year US Corporate Index (Spliced) returned 6.25%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.32%	2.59%	2.90%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA 1-5 Year US Corporate Index (Spliced)	6.25	2.51	2.99
Key Fund statistics
Net Assets	$22,616,926,665
Number of Portfolio Holdings	4,506
Net Investment Advisory Fees	$8,647,890
Portfolio Turnover Rate	28%
The performance of the ICE BofA 1-5 Year US Corporate Index (Spliced) in this report reflects the performance of the Bloomberg U.S. 1-3 Year Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA 1-5 Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-5 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.0%
Aa	9.5%
A	45.1%
Baa	42.7%
Ba	1.7%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.0%
2-3 Years	27.2%
3-4 Years	23.2%
4-5 Years	24.8%
5-6 Years	4.8%
6-7 Years	0.2%
8-9 Years	0.3%
9-10 Years	0.4%
21-22 Years	0.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-5 Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
IGSB-02/26-AR

iShares 5-10 Year Investment Grade Corporate Bond ETF
IGIB | NASDAQ
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 8.36%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23%, and the ICE BofA 5-10 Year US Corporate Index (Spliced) returned 8.34%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.36%	1.70%	3.46%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA 5-10 Year US Corporate Index (Spliced)	8.34	1.72	3.53
Key Fund statistics
Net Assets	$18,292,119,488
Number of Portfolio Holdings	2,958
Net Investment Advisory Fees	$6,441,278
Portfolio Turnover Rate	27%
The performance of the ICE BofA 5-10 Year US Corporate Index (Spliced) in this report reflects the performance of the Bloomberg U.S. Intermediate Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA 5-10 Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 5-10 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.6%
Aa	7.8%
A	43.2%
Baa	46.9%
Ba	1.5%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	92.1%
10-15 Years	5.9%
15-20 Years	0.1%
More than 20 Years	1.9%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 5-10 Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
IGIB-02/26-AR

iShares Broad USD Investment Grade Corporate Bond ETF
USIG | NASDAQ
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.72%.
  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE BofA US Corporate Index (Spliced) returned 6.71%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.) Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate profits.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.72%	1.00%	3.23%
ICE BofA US Broad Market Index	6.23	0.47	1.98
ICE BofA US Corporate Index (Spliced)	6.71	1.08	3.33
Key Fund statistics
Net Assets	$17,000,194,517
Number of Portfolio Holdings	11,255
Net Investment Advisory Fees	$5,838,695
Portfolio Turnover Rate	12%
The performance of the ICE BofA US Corporate Index (Spliced) in this report reflects the performance of the Bloomberg U.S. Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.4%
Aa	9.8%
A	44.2%
Baa	43.1%
Ba	1.5%
Not Rated	0.0	%(b)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	39.2%
5-10 Years	28.1%
10-15 Years	7.1%
15-20 Years	6.9%
More than 20 Years	18.7%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
USIG-02/26-AR

iShares Core 10+ Year USD Bond ETF
ILTB | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.55%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Universal 10+ Year Index returned 5.61%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.
What detracted from performance?
During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.55%	(2.35)%	2.31%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Universal 10+ Year Index	5.61	(2.32)	2.37
Key Fund statistics
Net Assets	$635,171,382
Number of Portfolio Holdings	3,829
Net Investment Advisory Fees	$359,629
Portfolio Turnover Rate	13%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	48.4%
Aa	8.2%
A	18.9%
Baa	20.1%
Ba	2.6%
B	0.6%
Caa	0.9%
Ca	0.0	%(b)
Not Rated	0.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	46.6%
Corporate Bonds & Notes	44.3%
Foreign Government Obligations	7.5%
Municipal Debt Obligations	1.6%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 10+ Year USD Bond ETF
Annual Shareholder Report — February 28, 2026
ILTB-02/26-AR

iShares Core 5-10 Year USD Bond ETF
IMTB | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$5	0.05%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 7.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Universal 5-10 Year Index returned 7.75%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.
The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.
What detracted from performance?
During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.65%	0.88%	2.11%
Bloomberg U.S. Universal Index	6.53	0.78	2.16
Bloomberg U.S. Universal 5-10 Year Index	7.75	0.92	2.18
Key Fund statistics
Net Assets	$286,702,887
Number of Portfolio Holdings	3,515
Net Investment Advisory Fees	$127,685
Portfolio Turnover Rate	265%
The inception date of the Fund was November 1, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	72.9%
Aa	2.6%
A	8.6%
Baa	9.8%
Ba	3.0%
B	2.1%
Caa	0.5%
Ca	0.0	%(b)
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.4%
Corporate Bonds & Notes	23.7%
Foreign Government Obligations	4.2%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2031.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 5-10 Year USD Bond ETF
Annual Shareholder Report — February 28, 2026
IMTB-02/26-AR

iShares Core U.S. Aggregate Bond ETF
AGG | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$3	0.03%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.24%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Aggregate Bond Index returned 6.26%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this environment, Treasury securities contributed the most to the Fund’s return, followed by securitized bonds. Longer-dated issues, those between seven and ten years, and bonds over ten years, benefited performance. By credit rating, investment-grade bonds rated Aa by Moody’s, also supported the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.24%	0.41%	1.94%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Aggregate Bond Index	6.26	0.42	1.97
Key Fund statistics
Net Assets	$141,477,241,350
Number of Portfolio Holdings	13,122
Net Investment Advisory Fees	$36,153,900
Portfolio Turnover Rate	62%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.8%
Aa	2.9%
A	11.5%
Baa	11.3%
Ba	0.4%
Not Rated	0.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.0%
Corporate Bonds & Notes	24.9%
Foreign Government Obligations	2.4%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.4%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. Aggregate Bond ETF
Annual Shareholder Report — February 28, 2026
AGG-02/26-AR

iShares ESG Advanced Universal USD Bond ETF
EUSB | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares ESG Advanced Universal USD Bond ETF (the “Fund”) (formerly known as iShares ESG Advanced Total USD Bond Market ETF) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Universal USD Bond ETF	$12	0.12%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.27%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Universal Choice ESG Screened Index returned 6.39%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. During the reporting period, Treasury securities were meaningful contributors to the Fund’s return. Corporate issues also supported performance, most notably financial bonds. In terms of credit quality, bonds rated Aa by Moody’s, which sit at the higher end of the investment grade scale, also supported the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 23, 2020 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.27%	0.63%	0.53%
Bloomberg U.S. Universal Index	6.53	0.78	0.77
Bloomberg MSCI US Universal Choice ESG Screened Index	6.39	0.75	0.66
Key Fund statistics
Net Assets	$724,379,924
Number of Portfolio Holdings	4,211
Net Investment Advisory Fees	$824,790
Portfolio Turnover Rate	87%
The inception date of the Fund was June 23, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	64.9%
Aa	3.6%
A	11.2%
Baa	15.7%
Ba	2.8%
B	1.2%
Caa	0.4%
Not Rated	0.2%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.5%
Corporate Bonds & Notes	31.0%
Foreign Government Obligations	6.5%
Collateralized Mortgage Obligations	0.8%
Asset-Backed Securities	0.3%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective October 31, 2025, the name of the Fund was changed from iShares ESG Advanced Total USD Bond Market ETF to iShares ESG Advanced Universal USD Bond ETF.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced Universal USD Bond ETF
Annual Shareholder Report — February 28, 2026
EUSB-02/26-AR

iShares ESG Aware 1-5 Year USD Corporate Bond ETF
SUSB | NASDAQ
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$12	0.12%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index returned 6.27%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this landscape, corporate securities were meaningful contributors to the Fund’s return, most notably financial and consumer non-cyclical bonds. In terms of credit quality, bonds rated Baa by Moody’s, which sit at the lower end of the investment grade scale, were large contributors to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.17%	2.38%	2.85%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index	6.27	2.50	3.05
Key Fund statistics
Net Assets	$1,092,286,453
Number of Portfolio Holdings	1,650
Net Investment Advisory Fees	$1,217,275
Portfolio Turnover Rate	34%
The inception date of the Fund was July 11, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	5.1%
A	45.5%
Baa	47.5%
Ba	1.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.5%
2-3 Years	26.6%
3-4 Years	23.7%
4-5 Years	23.2%
5-6 Years	6.3%
8-9 Years	0.3%
9-10 Years	0.3%
21-22 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
SUSB-02/26-AR

iShares ESG Aware U.S. Aggregate Bond ETF
EAGG | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.18%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Aggregate ESG Focus Index returned 6.29%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this landscape, Treasury securities were meaningful contributors to the Fund’s return. Securitized issues also supported performance. In terms of credit quality, bonds rated Aa by Moody’s, which sit at the higher end of the investment grade scale, were the largest contributors to the Fund’s return.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 18, 2018 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.18%	0.31%	2.37%
Bloomberg U.S. Universal Index	6.53	0.78	2.75
Bloomberg MSCI US Aggregate ESG Focus Index	6.29	0.42	2.48
Key Fund statistics
Net Assets	$4,632,445,106
Number of Portfolio Holdings	5,235
Net Investment Advisory Fees	$3,965,106
Portfolio Turnover Rate	94%
The inception date of the Fund was October 18, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	74.1%
Aa	2.1%
A	10.9%
Baa	12.6%
Ba	0.2%
Not Rated	0.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.5%
Corporate Bonds & Notes	25.0%
Foreign Government Obligations	3.1%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware U.S. Aggregate Bond ETF
Annual Shareholder Report — February 28, 2026
EAGG-02/26-AR

iShares ESG Aware USD Corporate Bond ETF
SUSC | NASDAQ
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$19	0.18%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.48%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg MSCI US Corporate ESG Focus Index returned 6.61%.
What contributed to performance?
During the reporting period, U.S. bond markets gained as the Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025. The yield on the 10-year U.S. Treasury ended lower due to uncertainty around the Trump Administration’s tariff policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. In this landscape, corporate securities were the largest contributors to the Fund’s return, notably financial and consumer non-cyclical issues. In terms of credit quality, bonds rated Baa by Moody’s, which sit at the lower end of the investment grade scale, were also large contributors to the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.48%	0.62%	2.65%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
Bloomberg MSCI US Corporate ESG Focus Index	6.61	0.81	2.91
Key Fund statistics
Net Assets	$1,404,677,053
Number of Portfolio Holdings	4,184
Net Investment Advisory Fees	$2,196,400
Portfolio Turnover Rate	15%
The inception date of the Fund was July 11, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.1%
Aa	5.9%
A	43.2%
Baa	48.5%
Ba	1.2%
Not Rated	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.3%
5-10 Years	28.8%
10-15 Years	8.0%
15-20 Years	6.5%
More than 20 Years	20.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware USD Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
SUSC-02/26-AR

iShares Government/Credit Bond ETF
GBF | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.66%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Government/Credit Bond Index returned 5.83%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors navigated the administration's evolving trade policies, a prolonged U.S. government shutdown, and rising geopolitical tensions. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while persistent inflation and increased Treasury supply kept longer‑maturity yields elevated. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong investor risk appetite, and confidence in corporate earnings. Mortgage-backed securities (“MBS”) also posted gains and outperformed U.S. investment-grade corporates, as the Fed’s shift toward lower interest rates, reduced market volatility, and the steepening yield curve, which supported MBS issuance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.66%	0.11%	1.89%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Government/Credit Bond Index	5.83	0.30	2.09
Key Fund statistics
Net Assets	$132,908,451
Number of Portfolio Holdings	3,255
Net Investment Advisory Fees	$279,077
Portfolio Turnover Rate	20%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	65.0%
Aa	3.8%
A	14.1%
Baa	16.4%
Ba	0.7%
Not Rated	0.0	%(b)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	62.7%
Corporate Bonds & Notes	32.7%
Foreign Government Obligations	3.9%
Municipal Debt Obligations	0.7%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Government/Credit Bond ETF
Annual Shareholder Report — February 28, 2026
GBF-02/26-AR

iShares High Yield Systematic Bond ETF
HYDB | Cboe BZX Exchange
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.84%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53%, the BlackRock High Yield Systematic Bond Index returned 7.78% and the Markit iBoxx USD Liquid High Yield Index returned 7.24%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. Against this backdrop, credit markets remained well supported, with investment grade and high yield spreads tightening to near the lower end of their historical ranges, reflecting resilient fundamentals, healthy demand for income, and a constructive growth outlook. Bonds rated Ba and B by Moody’s benefited the Fund's return. Within sectors, communications bonds contributed the most to returns, followed by financial and consumer cyclical bonds. By maturity, bonds dated between three and seven years helped to support performance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.84%	5.00%	5.73%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
BlackRock High Yield Systematic Bond Index	7.78	5.58	6.16
Markit iBoxx USD Liquid High Yield Index	7.24	4.40	4.81
Key Fund statistics
Net Assets	$1,693,757,763
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$5,590,009
Portfolio Turnover Rate	93%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
The inception date of the Fund was July 11, 2017.
The Fund will no longer compare its performance to the Markit iBoxx USD Liquid High Yield Index effective approximately one year from June 27, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.6%
Ba	46.1%
B	45.8%
Caa	6.1%
Ca	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	60.5%
5-10 Years	37.6%
10-15 Years	0.5%
15-20 Years	0.2%
More than 20 Years	0.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited, but is affiliated with BlackRock Index Services, LLC.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Systematic Bond ETF
Annual Shareholder Report — February 28, 2026
HYDB-02/26-AR

iShares iBoxx $ High Yield Corporate Bond ETF
HYG | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$51	0.49%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.92%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Markit iBoxx USD Liquid High Yield Index returned 7.24%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate earnings. High‑yield bonds also posted positive returns, supported by interest rate cuts and stronger investor demand for risk assets.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.92%	4.00%	5.64%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Markit iBoxx USD Liquid High Yield Index	7.24	4.40	6.11
Key Fund statistics
Net Assets	$16,674,284,256
Number of Portfolio Holdings	1,330
Net Investment Advisory Fees	$85,201,518
Portfolio Turnover Rate	22%
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	48.0%
B	37.4%
Caa	11.5%
Ca	0.6%
C	0.0	%(b)
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.5%
1-5 Years	57.6%
5-10 Years	38.5%
10-15 Years	0.3%
More than 20 Years	3.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ High Yield Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
HYG-02/26-AR

iShares iBoxx $ Investment Grade Corporate Bond ETF
LQD | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$14	0.14%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 6.74%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.82%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong risk appetite, and confidence in corporate earnings. High‑yield bonds also posted positive returns, supported by interest rate cuts and stronger investor demand for risk assets.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.74%	0.33%	3.25%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Markit iBoxx USD Liquid Investment Grade Index	6.82	0.53	3.38
Key Fund statistics
Net Assets	$32,132,634,331
Number of Portfolio Holdings	3,073
Net Investment Advisory Fees	$40,919,514
Portfolio Turnover Rate	16%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	9.2%
A	47.2%
Baa	39.3%
Ba	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	19.1%
5-10 Years	38.0%
10-15 Years	8.7%
15-20 Years	8.1%
More than 20 Years	26.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ Investment Grade Corporate Bond ETF
Annual Shareholder Report — February 28, 2026
LQD-02/26-AR

iShares Intermediate Government/Credit Bond ETF
GVI | Cboe BZX Exchange
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 5.97%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Intermediate Government/Credit Bond Index returned 6.16%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors navigated the administration's evolving trade policies, a prolonged U.S. government shutdown, and rising geopolitical tensions. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while persistent inflation and increased Treasury supply kept longer‑maturity yields elevated. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong investor risk appetite, and confidence in corporate earnings. Mortgage-backed securities (“MBS”) also posted gains and outperformed U.S. investment-grade corporates, as the Fed’s shift toward lower interest rates, reduced market volatility, and the steepening yield curve, which supported MBS issuance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.97%	1.25%	2.06%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.16	1.42	2.24
Key Fund statistics
Net Assets	$3,898,456,171
Number of Portfolio Holdings	6,085
Net Investment Advisory Fees	$7,197,128
Portfolio Turnover Rate	21%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.4%
Aa	3.0%
A	13.9%
Baa	14.2%
Ba	0.5%
Not Rated	0.0	%(b)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.7%
Corporate Bonds & Notes	30.3%
Foreign Government Obligations	3.8%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Government/Credit Bond ETF
Annual Shareholder Report — February 28, 2026
GVI-02/26-AR

iShares Investment Grade Systematic Bond ETF
IGEB | Cboe BZX Exchange
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$19	0.18%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 7.09%.
  For the same period, the Bloomberg U.S. Aggregate Index returned 6.53%, the BlackRock Investment Grade Systematic Bond Index returned 7.29% and the Markit iBoxx USD Liquid Investment Grade Index returned 6.82%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. Against this backdrop, credit markets remained well supported, with investment grade and high yield spreads tightening to near the lower end of their historical ranges, reflecting resilient fundamentals, healthy demand for income, and a constructive growth outlook. Issues rated on the lower end of investment grade by Moody’s meaningfully added to the Fund’s return. By sector, consumer non-cyclical, energy, and financial bonds supported performance. Issues rated investment grade Baa by Moody’s added meaningfully to returns. By maturity, bonds between seven and ten years, and those over ten years, contributed the most.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 11, 2017 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.09%	1.42%	3.45%
Bloomberg U.S. Universal Index	6.53	0.78	2.28
BlackRock Investment Grade Systematic Bond Index	7.29	1.72	3.63
Markit iBoxx USD Liquid Investment Grade Index	6.82	0.53	2.83
Key Fund statistics
Net Assets	$1,483,760,500
Number of Portfolio Holdings	472
Net Investment Advisory Fees	$2,336,959
Portfolio Turnover Rate	63%
The inception date of the Fund was July 11, 2017.
The Fund will no longer compare its performance to the Markit iBoxx USD Liquid Investment Grade Index effective approximately one year from June 27, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	4.5%
A	15.6%
Baa	74.1%
Ba	3.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.4%
1-5 Years	16.7%
5-10 Years	52.2%
10-15 Years	6.1%
15-20 Years	3.0%
More than 20 Years	21.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited, but is affiliated with BlackRock Index Services, LLC.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Systematic Bond ETF
Annual Shareholder Report — February 28, 2026
IGEB-02/26-AR

iShares MBS ETF
MBB | NASDAQ
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended February 28, 2026, the Fund returned 7.46%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. MBS Index returned 7.54%.
What contributed to performance?
U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors navigated the administration's evolving trade policies, a prolonged U.S. government shutdown, and rising geopolitical tensions. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while persistent inflation and increased Treasury supply kept longer‑maturity yields elevated. (Bond yields move inversely to prices.)
Against this backdrop, investment‑grade corporate bonds outperformed Treasuries, reflecting solid U.S. economic growth, strong investor risk appetite, and confidence in corporate earnings. Mortgage-backed securities (“MBS”) also posted gains and outperformed U.S. investment-grade corporates, as the Fed’s shift toward lower interest rates, reduced market volatility, and the steepening yield curve, which supported MBS issuance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 1, 2016 through February 28, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.46%	0.62%	1.54%
Bloomberg U.S. Universal Index	6.53	0.78	2.42
Bloomberg U.S. MBS Index	7.54	0.68	1.63
Key Fund statistics
Net Assets	$39,834,014,621
Number of Portfolio Holdings	11,168
Net Investment Advisory Fees	$14,151,229
Portfolio Turnover Rate	153%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of February 28, 2026)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	74.3%
Government National Mortgage Association	23.7%
Federal Home Loan Mortgage Corp.	1.9%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	2.8%
10-15 Years	6.2%
15-20 Years	3.7%
20-25 Years	21.6%
25-30 Years	61.3%
30-35 Years	4.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MBS ETF
Annual Shareholder Report — February 28, 2026
MBB-02/26-AR

iShares Total USD Fixed Income Market ETF
BTOT | NYSE Arca
Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Total USD Fixed Income Market ETF (the “Fund”) for the period of December 10, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total USD Fixed Income Market ETF	$2(a)	0.08%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$25,339,008
Number of Portfolio Holdings	836
Net Investment Advisory Fees	$4,546
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of February 28, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	62.2%
Aa	4.7%
A	11.2%
Baa	12.5%
Ba	4.8%
B	3.7%
Caa	0.8%
Not Rated	0.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	59.8%
Corporate Bonds & Notes	28.8%
Foreign Government Obligations	6.4%
Floating Rate Loan Interests	3.5%
Collateralized Mortgage Obligations	1.2%
Municipal Debt Obligations	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total USD Fixed Income Market ETF
Annual Shareholder Report — February 28, 2026
BTOT-02/26-AR

(b) Not applicable

Item 2 –

Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert - The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nineteen series of the registrant for which the fiscal year-end is February 28, 2026 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $248,800 for the fiscal year ended February 28, 2025 and $261,300 for the fiscal year ended February 28, 2026.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2025 and February 28, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended February 28, 2025 and $184,300 for the fiscal year ended February 28, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2025 and February 28, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended February 28, 2025 and $184,300 for the fiscal year ended February 28, 2026.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

John E. Martinez

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
• iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
• iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

2

Schedule of Investments
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.2%
Northrop Grumman Corp.
3.25%, 01/15/28	$70	$69,307
4.60%, 02/01/29	460	468,960
4.65%, 07/15/30	350	358,504
RTX Corp.
3.13%, 05/04/27	32	31,751
3.50%, 03/15/27	60	59,824
4.13%, 11/16/28	400	402,391
5.75%, 01/15/29(a)	320	336,213
7.20%, 08/15/27(a)	14	14,666
7.50%, 09/15/29	83	92,729
		1,834,345
Agriculture — 0.5%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,080	1,050,749
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	530	528,790
4.20%, 09/17/29	2,145	2,158,403
4.55%, 08/04/30	2,105	2,138,598
		5,876,540
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	3	2,860
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	196	189,242
Delta Air Lines, Inc.
3.75%, 10/28/29	1,085	1,065,838
4.38%, 04/19/28	5	5,021
4.95%, 07/10/28	220	223,627
5.25%, 07/10/30(a)	295	304,196
		1,790,784
Apparel — 0.2%
PVH Corp., 5.50%, 06/13/30	1,400	1,437,061
Tapestry, Inc., 5.10%, 03/11/30	1,000	1,031,656
		2,468,717
Auto Manufacturers — 2.6%
American Honda Finance Corp.
2.00%, 03/24/28	239	230,119
2.25%, 01/12/29	400	381,854
3.50%, 02/15/28	287	285,102
4.40%, 09/05/29(a)	865	876,318
4.45%, 01/08/31	275	277,697
4.70%, 01/12/28	1,700	1,725,484
4.90%, 03/13/29(a)	645	661,485
5.13%, 07/07/28	625	641,503
5.65%, 11/15/28	518	540,441
Cummins, Inc.
1.50%, 09/01/30	2,850	2,572,076
4.25%, 05/09/28	105	106,124
4.70%, 02/15/31	1,400	1,440,490
4.90%, 02/20/29	4,212	4,345,318
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,060	1,028,591
2.90%, 02/10/29	79	75,176
3.82%, 11/02/27	222	220,189
4.13%, 08/17/27	950	946,511
4.95%, 05/28/27	25	25,180
4.97%, 04/06/29	240	241,570
5.11%, 05/03/29	20	20,191
Security	Par (000)	Value
Auto Manufacturers (continued)
5.30%, 09/06/29	$55	$55,790
5.80%, 03/08/29	97	99,898
5.88%, 11/07/29	85	87,865
6.80%, 05/12/28	285	298,075
6.80%, 11/07/28	692	728,835
7.35%, 11/04/27	395	412,213
7.35%, 03/06/30	1,155	1,250,815
General Motors Co.
5.00%, 10/01/28(a)	26	26,517
5.63%, 04/15/30(a)	225	235,839
6.80%, 10/01/27	30	31,116
General Motors Financial Co., Inc.
2.35%, 01/08/31	510	464,034
2.40%, 04/10/28	59	57,082
2.40%, 10/15/28	205	196,350
2.70%, 08/20/27	100	98,178
3.60%, 06/21/30	950	923,042
3.85%, 01/05/28	20	19,939
4.30%, 04/06/29	145	145,648
4.60%, 01/08/31(a)	225	227,069
4.90%, 10/06/29	60	61,348
5.00%, 04/09/27	1,200	1,212,340
5.35%, 01/07/30	775	804,381
5.55%, 07/15/29	20	20,825
5.65%, 01/17/29	30	31,107
5.80%, 06/23/28	5	5,180
5.80%, 01/07/29	239	249,611
5.85%, 04/06/30	1,255	1,325,335
6.00%, 01/09/28	430	443,974
Toyota Motor Corp., 5.12%, 07/13/28(a)	160	164,810
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,150	1,110,667
1.90%, 04/06/28	80	77,256
3.05%, 03/22/27	10	9,936
3.05%, 01/11/28	35	34,605
3.65%, 01/08/29	20	19,957
4.45%, 06/29/29	52	52,977
4.55%, 09/20/27	3	3,040
4.55%, 08/09/29	102	104,232
4.63%, 01/12/28	93	94,596
4.65%, 01/05/29	15	15,358
5.05%, 05/16/29	75	77,726
5.25%, 09/11/28	82	84,931
5.45%, 11/10/27	40	41,169
Series B, 4.20%, 01/10/31	350	352,521
Series B, 5.00%, 03/19/27	5	5,068
		28,402,674
Auto Parts & Equipment — 0.4%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(a)	867	888,210
BorgWarner, Inc.
2.65%, 07/01/27	610	599,307
4.95%, 08/15/29	1,010	1,037,396
Lear Corp.
3.50%, 05/30/30	1,125	1,091,137
3.80%, 09/15/27	314	313,313
4.25%, 05/15/29	734	733,948
		4,663,311
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 28.2%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	$250	$251,073
4.62%, 12/16/29(a)	700	719,974
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	400	399,994
5.38%, 03/13/29	220	228,809
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	509	525,040
Banco Santander SA
3.31%, 06/27/29	447	436,501
3.49%, 05/28/30	1,210	1,174,728
3.80%, 02/23/28	435	433,237
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	1,340	1,340,663
4.25%, 04/11/27	645	646,153
4.38%, 04/12/28	545	548,188
4.55%, 11/06/30	400	403,149
5.29%, 08/18/27	10	10,178
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	325	330,715
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	1,132	1,175,039
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	70	71,029
5.57%, 01/17/30	355	371,821
5.59%, 08/08/28	850	880,255
6.61%, 11/07/28	476	506,801
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	115	104,307
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	831	796,011
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	1,265	1,187,578
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	110	103,351
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	518	496,171
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	327	317,841
3.25%, 10/21/27(a)	704	698,110
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	2,240	2,217,146
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(b)	1,380	1,371,934
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(b)	2,090	2,083,105
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	1,055	1,053,371
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(b)	1,345	1,352,391
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	1,175	1,180,139
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	1,625	1,636,799
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	1,135	1,149,028
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	1,900	1,971,734
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	1,235	1,265,239
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	154	160,590
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	255	264,090
Series L, 4.18%, 11/25/27	1,380	1,381,652
Bank of Montreal
2.65%, 03/08/27	85	84,090
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	221	219,064
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(b)	425	427,711
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	1,307	1,330,534
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	30	30,590
5.20%, 02/01/28	779	798,557
5.72%, 09/25/28	514	535,785
Series H, 4.70%, 09/14/27(a)	190	192,362
Security	Par (000)	Value
Banks (continued)
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	$325	$326,818
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28(a)	960	918,168
3.00%, 10/30/28	275	268,367
3.25%, 05/16/27	35	34,848
3.30%, 08/23/29	383	374,351
3.40%, 01/29/28	202	200,904
3.85%, 04/28/28	1,365	1,370,085
3.85%, 04/26/29(a)	436	437,214
3.99%, 06/13/28, (1-day SOFR + 1.15%)(b)	105	105,176
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	100	100,723
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	623	630,008
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	710	724,414
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	270	278,421
4.98%, 03/14/30, (1-day SOFR + 1.09%)(b)	560	576,313
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	525	541,303
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	165	174,617
Series J, 1.90%, 01/25/29(a)	760	721,201
Bank of Nova Scotia(The)
2.95%, 03/11/27	368	365,156
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)(b)	305	305,332
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	475	477,558
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	2,460	2,466,966
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	1,464	1,473,219
4.85%, 02/01/30(a)	1,400	1,440,660
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	635	646,394
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	915	947,634
5.25%, 06/12/28	105	108,145
5.40%, 06/04/27	1,582	1,613,480
5.45%, 08/01/29	2,466	2,581,977
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	1,950	1,821,354
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	435	414,038
4.22%, 05/24/30, (1-day SOFR + 0.93%)(b)	600	599,972
4.34%, 01/10/28	150	150,348
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	600	604,556
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	600	600,695
4.84%, 05/09/28	975	982,350
4.84%, 09/10/28, (1-day SOFR + 1.34%)(b)	330	333,480
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	1,065	1,088,313
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	854	868,657
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	445	453,177
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(b)	848	864,584
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(b)	1,015	1,053,300
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	300	305,747
5.67%, 03/12/28, (1-day SOFR + 1.49%)(b)	5	5,079
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	1,288	1,342,136
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	380	401,106
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	405	426,171
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	377	375,784
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(b)	45	45,214
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	525	528,154
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	3,550	3,602,005
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	304	309,189
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	405	412,081
5.00%, 04/28/28	737	753,972
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	215	223,102
5.26%, 04/08/29	1,190	1,234,179
5.99%, 10/03/28	835	876,026
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Capital One NA
2.70%, 02/06/30	$2,085	$1,982,154
4.65%, 09/13/28	1,205	1,223,805
Citibank N.A.
4.84%, 08/06/29	298	306,117
4.91%, 05/29/30	915	944,236
5.80%, 09/29/28	726	760,019
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	1,030	962,736
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	635	599,348
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	733	702,429
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	1,165	1,155,977
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(b)	380	378,161
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,104	1,100,279
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(b)	360	360,188
4.13%, 07/25/28	695	695,870
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	1,525	1,532,507
4.45%, 09/29/27	1,250	1,257,367
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	880	886,985
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	510	515,912
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	865	871,224
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	70	71,892
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	200	206,032
5.59%, 11/19/34, (5-year CMT + 1.28%)(b)	725	747,450
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	250	252,006
Citizens Financial Group, Inc.
2.50%, 02/06/30	35	32,883
3.25%, 04/30/30	15	14,422
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)	280	288,756
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)(b)	55	55,680
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	110	114,988
Deutsche Bank AG/New York NY
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	1,440	1,382,911
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	165	165,958
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	280	282,326
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	175	175,526
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)(b)	1,265	1,288,330
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	2,005	2,047,318
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	830	857,092
5.37%, 09/09/27	30	30,760
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	295	301,417
5.41%, 05/10/29	419	436,833
5.71%, 02/08/28, (1-day SOFR + 1.59%)(b)	65	65,905
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	25	26,030
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	215	224,751
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	1,091	1,161,829
Fifth Third Bancorp
2.55%, 05/05/27	10	9,848
3.95%, 03/14/28	92	92,018
4.06%, 04/25/28, (1-day SOFR + 1.36%)(b)	180	179,925
4.77%, 07/28/30, (1-day SOFR + 2.13%)(b)	30	30,488
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	15	15,310
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	665	699,274
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	40	41,515
Security	Par (000)	Value
Banks (continued)
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	$306	$305,784
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)	44	46,119
Goldman Sachs Group, Inc.(The)
2.60%, 02/07/30	1,550	1,465,432
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	1,460	1,452,967
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(b)	665	662,108
3.80%, 03/15/30	105	103,922
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)	806	801,304
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	3,365	3,365,984
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	1,275	1,275,575
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	1,185	1,187,954
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	2,295	2,295,013
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	780	784,945
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)(b)	3,350	3,370,367
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	635	644,857
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	400	410,236
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	790	818,087
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	1,615	1,672,133
5.73%, 04/25/30, (1-day SOFR + 1.27%)(b)	20	20,893
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	1,391	1,472,629
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	713	691,413
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	979	935,276
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	2,030	1,915,068
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,338	1,328,915
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(b)	15	15,005
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	1,352	1,364,965
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	810	819,086
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	1,158	1,167,917
4.95%, 03/31/30	655	675,258
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	65	66,165
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	700	721,847
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	135	137,090
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	840	870,059
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	1,287	1,333,826
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	15	15,586
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	5	5,090
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	504	524,204
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	676	712,040
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	745	701,304
4.44%, 08/04/28, (1-day SOFR + 1.97%)(b)	758	762,718
4.62%, 01/28/32, (1-day SOFR + 0.99%)(b)	550	555,378
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	615	636,569
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	280	294,041
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	1,853	1,865,711
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	250	252,067
5.65%, 01/10/30	15	15,795
ING Groep NV
3.95%, 03/29/27	655	655,619
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	261	261,091
4.05%, 04/09/29(a)	1,115	1,115,787
4.55%, 10/02/28	538	545,064
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	$915	$930,061
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	3,310	3,412,284
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	665	688,315
JPMorgan Chase & Co.
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	178	170,646
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	495	484,282
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	1,035	971,021
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	1,251	1,195,946
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	580	551,427
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	105	104,110
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(b)	746	741,540
3.63%, 12/01/27	40	39,801
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	840	831,371
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)(b)	115	115,004
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	100	100,418
4.25%, 10/01/27	178	179,246
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	885	887,240
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	2,540	2,548,833
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)(b)	950	954,406
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	1,635	1,652,055
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	500	506,899
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	1,045	1,061,000
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	460	465,326
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	852	877,716
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	816	838,481
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	905	938,378
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)(b)	540	560,290
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)(b)	1,010	1,039,418
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	215	218,705
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	1,357	1,417,273
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	1,000	1,050,273
8.00%, 04/29/27	382	399,716
Keybank National Association
3.90%, 04/13/29	25	24,736
5.85%, 11/15/27	176	181,242
6.95%, 02/01/28	227	238,014
KeyCorp, 4.10%, 04/30/28	305	305,849
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	453	449,998
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	155	154,671
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)(b)	400	401,929
4.38%, 03/22/28	80	80,641
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	665	667,720
4.55%, 08/16/28	1,208	1,224,729
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	400	406,589
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	315	320,894
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	1,276	1,338,588
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	300	310,818
M&T Bank Corp.
5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	170	175,543
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	5	5,074
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	$20	$19,836
4.70%, 01/27/28	35	35,500
Mitsubishi UFJ Financial Group, Inc.
2.56%, 02/25/30	740	698,945
3.20%, 07/18/29	5	4,868
3.29%, 07/25/27	605	601,167
3.74%, 03/07/29(a)	86	85,653
3.96%, 03/02/28	560	561,358
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	1,244	1,245,786
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	400	403,837
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	535	542,947
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	200	207,388
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	405	420,036
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	415	425,728
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	220	227,623
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	445	454,371
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	480	493,137
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)(b)	710	644,633
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	30	27,605
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(b)	1,535	1,440,110
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(b)	168	161,144
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	715	693,253
3.17%, 09/11/27	530	525,035
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(b)	870	848,488
4.02%, 03/05/28	525	527,299
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(b)	765	768,991
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	515	525,187
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	695	721,435
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	370	384,610
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	280	286,276
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	392	406,096
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	1,090	1,133,517
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	1,965	1,857,988
3.59%, 07/22/28(b)	600	596,477
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	95	92,867
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(b)	1,402	1,396,271
3.95%, 04/23/27	674	673,729
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	715	716,339
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,230	1,240,716
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	1,230	1,236,316
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	1,513	1,537,314
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	978	1,005,232
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)(b)	1,110	1,132,815
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	209	213,694
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	325	334,000
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	1,660	1,718,928
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	1,300	1,345,918
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	290	299,033
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	792	827,200
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	150	155,413
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	$465	$491,851
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	1,370	1,371,701
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	50	50,643
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	15	15,284
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	295	300,301
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	1,520	1,528,671
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	1,535	1,562,559
National Australia Bank Ltd./New York
4.15%, 01/13/31	250	252,050
4.53%, 06/13/30	250	256,172
4.79%, 01/10/29	35	36,008
4.90%, 06/13/28	525	538,132
4.90%, 01/14/30	250	259,227
4.94%, 01/12/28	285	291,466
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(b)	1,295	1,299,522
4.50%, 10/10/29	1,855	1,884,287
5.60%, 12/18/28	3,695	3,855,458
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	1,200	1,117,329
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	1,270	1,256,699
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	1,205	1,214,206
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	264	268,587
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	280	286,789
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	771	790,615
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	1,225	1,262,852
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	270	276,317
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	70	71,102
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	580	604,145
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	497	524,044
Northern Trust Corp.
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(b)	114	112,843
3.65%, 08/03/28	20	19,999
4.00%, 05/10/27	45	45,136
4.15%, 11/19/30	140	141,074
Pinnacle Bank/Nashville, 5.63%, 02/15/28	154	157,166
PNC Bank N.A.
2.70%, 10/22/29	935	890,808
3.10%, 10/25/27	746	737,861
3.25%, 01/22/28	195	193,377
4.05%, 07/26/28	361	361,385
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	500	503,276
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30(a)	260	246,473
3.15%, 05/19/27	575	570,643
3.45%, 04/23/29	1,075	1,063,646
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	450	462,010
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	570	591,755
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	1,267	1,298,893
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	1,245	1,299,907
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,103	1,142,195
Regions Financial Corp.
1.80%, 08/12/28	525	497,784
5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	40	41,895
Royal Bank of Canada
3.63%, 05/04/27	15	14,979
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	525	525,604
4.24%, 08/03/27	165	166,060
Security	Par (000)	Value
Banks (continued)
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	$525	$528,123
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	465	473,876
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	685	699,755
4.90%, 01/12/28(a)	1,590	1,623,493
4.95%, 02/01/29	1,110	1,145,137
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	650	668,352
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(b)	575	593,269
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	245	253,990
5.20%, 08/01/28	1,080	1,112,770
6.00%, 11/01/27	871	901,831
Santander Holdings USA, Inc.
4.40%, 07/13/27	10	10,016
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	930	956,757
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	20	20,441
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	1,295	1,346,722
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	491	512,442
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	10	10,414
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	67	70,013
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	80	79,647
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(b)	200	200,656
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	585	595,430
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)(b)	880	923,356
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	240	250,349
SouthState Corp., 7.00%, 06/13/35, (1-day SOFR + 3.19%)(b)	70	74,188
State Street Bank & Trust Co., 4.78%, 11/23/29	25	25,814
State Street Corp.
2.40%, 01/24/30(a)	90	85,568
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	503	480,397
3.15%, 03/30/31, (1-day SOFR + 2.65%)(b)	1,000	968,372
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(b)	175	176,140
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	85	86,082
4.73%, 02/28/30	310	318,576
4.83%, 04/24/30(a)	420	432,758
4.99%, 03/18/27	15	15,181
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	202	211,154
5.82%, 11/04/28, (1-day SOFR + 1.72%)(b)	225	232,034
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,000	1,782,816
1.90%, 09/17/28	1,675	1,591,598
2.13%, 07/08/30	530	487,740
2.14%, 09/23/30(a)	105	96,101
2.47%, 01/14/29	745	715,833
2.72%, 09/27/29(a)	1,645	1,572,941
2.75%, 01/15/30(a)	2,450	2,333,385
3.04%, 07/16/29	1,380	1,336,037
3.35%, 10/18/27	710	705,998
3.36%, 07/12/27	450	447,386
3.54%, 01/17/28	430	427,588
3.94%, 07/19/28	715	716,664
4.11%, 01/15/29	330	331,327
4.31%, 10/16/28(a)	60	60,590
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	410	414,290
4.66%, 07/08/31, (1-day SOFR + 1.19%)(b)	350	356,173
5.32%, 07/09/29	526	546,974
5.52%, 01/13/28	1,280	1,318,824
5.71%, 01/13/30	35	37,004
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.72%, 09/14/28	$235	$244,906
5.80%, 07/13/28	423	440,603
Synchrony Bank, 5.63%, 08/23/27	851	866,905
Toronto-Dominion Bank(The)
2.80%, 03/10/27	5	4,953
4.11%, 06/08/27	305	305,973
4.41%, 01/13/31	150	151,776
4.69%, 09/15/27	55	55,719
4.78%, 12/17/29	115	118,321
4.81%, 06/03/30	545	560,147
4.86%, 01/31/28	325	330,803
4.99%, 04/05/29	985	1,014,035
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	712	726,701
5.16%, 01/10/28	240	245,420
5.52%, 07/17/28	1,100	1,139,628
Truist Bank, 2.25%, 03/11/30	10	9,242
Truist Financial Corp.
1.13%, 08/03/27	35	33,716
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	865	826,223
3.88%, 03/19/29	780	775,542
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	95	95,205
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	330	333,507
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	740	751,287
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	160	165,960
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	722	776,703
U.S. Bancorp
1.38%, 07/22/30	535	478,416
3.00%, 07/30/29	549	533,162
3.90%, 04/26/28(a)	310	311,112
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	475	480,426
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	765	771,356
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	943	955,266
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	360	371,685
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	30	31,017
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	616	636,803
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	266	275,868
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	730	758,507
Series X, 3.15%, 04/27/27	90	89,473
UBS AG/London, 5.65%, 09/11/28	1,785	1,861,142
UBS AG/Stamford CT
5.00%, 07/09/27	15	15,257
7.50%, 02/15/28	1,015	1,087,074
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	3,660	3,587,648
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	1,050	988,177
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	5	4,783
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	625	621,678
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(b)	1,344	1,336,999
4.15%, 01/24/29	20	20,118
4.30%, 07/22/27	425	426,563
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	50	50,501
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	1,200	1,212,691
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	1,730	1,790,625
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)(b)	20	20,605
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	560	581,227
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	25	25,871
5.71%, 04/22/28, (1-day SOFR + 1.07%)(b)	15	15,275
Security	Par (000)	Value
Banks (continued)
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	$75	$79,113
Series B, 7.95%, 11/15/29	10	11,275
Westpac Banking Corp.
1.95%, 11/20/28	1,065	1,016,383
2.65%, 01/16/30(a)	5	4,786
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	1,350	1,240,264
3.35%, 03/08/27	61	60,810
3.40%, 01/25/28	65	64,714
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	1,032	1,023,122
4.35%, 07/01/30	450	457,916
5.05%, 04/16/29	353	366,653
5.46%, 11/18/27	20	20,597
5.54%, 11/17/28	90	94,122
		308,384,036
Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	1,479	1,514,049
Coca-Cola Co.(The)
1.00%, 03/15/28	291	276,754
1.45%, 06/01/27	4,654	4,533,489
1.50%, 03/05/28	25	24,025
2.13%, 09/06/29	130	123,464
2.90%, 05/25/27	546	541,507
3.38%, 03/25/27	820	818,819
3.45%, 03/25/30(a)	25	24,716
Constellation Brands, Inc.
2.88%, 05/01/30	5	4,750
3.15%, 08/01/29	5	4,861
4.80%, 01/15/29(a)	170	173,521
4.80%, 05/01/30(a)	125	128,138
Diageo Capital PLC
2.00%, 04/29/30	1,495	1,377,092
2.38%, 10/24/29	2,867	2,714,685
3.88%, 05/18/28	455	455,898
5.30%, 10/24/27	3,168	3,242,449
Diageo Investment Corp., 5.13%, 08/15/30	3,695	3,845,633
Keurig Dr Pepper, Inc.
3.43%, 06/15/27	1,790	1,776,553
3.95%, 04/15/29	329	326,922
4.60%, 05/25/28	95	95,940
4.60%, 05/15/30	175	176,710
5.05%, 03/15/29	590	604,722
5.10%, 03/15/27	15	15,158
PepsiCo, Inc.
2.75%, 03/19/30	45	43,132
3.00%, 10/15/27	45	44,619
3.60%, 02/18/28	510	510,077
4.45%, 05/15/28	405	411,440
7.00%, 03/01/29	5	5,462
		23,814,585
Biotechnology — 1.4%
Amgen, Inc.
1.65%, 08/15/28	633	601,360
2.45%, 02/21/30	115	108,465
3.00%, 02/22/29	448	437,071
3.20%, 11/02/27	115	113,902
4.05%, 08/18/29	107	107,444
4.20%, 02/19/31	395	396,154
5.15%, 03/02/28	2,417	2,475,048
5.25%, 03/02/30	85	88,694
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen, Inc., 2.25%, 05/01/30	$2,655	$2,462,089
Gilead Sciences, Inc.
1.20%, 10/01/27	2,618	2,518,129
1.65%, 10/01/30	1,530	1,383,202
2.95%, 03/01/27	1,679	1,666,845
4.80%, 11/15/29	2,355	2,426,931
Illumina, Inc., 5.75%, 12/13/27	50	51,445
Royalty Pharma PLC, 2.20%, 09/02/30	365	334,878
		15,171,657
Building Materials — 2.2%
Carrier Global Corp., 2.72%, 02/15/30	1,895	1,800,708
CRH America Finance, Inc., 4.40%, 02/09/31	3,000	3,021,290
CRH SMW Finance DAC
5.13%, 01/09/30	1,325	1,371,435
5.20%, 05/21/29(a)	3,663	3,794,162
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(a)	2,580	2,499,244
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	788	824,084
Lennox International, Inc.
1.70%, 08/01/27	1,206	1,169,028
5.50%, 09/15/28	1,245	1,288,050
Martin Marietta Materials, Inc.
3.45%, 06/01/27	40	39,785
3.50%, 12/15/27	81	80,461
Series CB, 2.50%, 03/15/30	610	574,816
Masco Corp.
1.50%, 02/15/28	370	353,078
3.50%, 11/15/27	25	24,841
Owens Corning
3.50%, 02/15/30	700	684,613
3.95%, 08/15/29	756	753,275
5.50%, 06/15/27	141	143,588
Trane Technologies Financing Ltd., 3.80%, 03/21/29	2,620	2,620,909
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	2,886	2,892,008
		23,935,375
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.60%, 02/08/29	15	15,346
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	1,014	1,030,495
DuPont de Nemours, Inc., 4.73%, 11/15/28(c)	119	120,625
Ecolab, Inc.
1.30%, 01/30/31	3,085	2,715,857
3.25%, 12/01/27	1,650	1,640,095
4.30%, 06/15/28	45	45,531
4.80%, 03/24/30	60	61,805
5.25%, 01/15/28(a)	1,227	1,260,660
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	980	987,148
LYB International Finance II BV, 3.50%, 03/02/27	50	49,713
Nutrien Ltd.
2.95%, 05/13/30	155	147,795
4.20%, 04/01/29	1,061	1,065,105
4.50%, 03/12/27	175	175,921
4.90%, 03/27/28	1,148	1,168,533
5.20%, 06/21/27	35	35,544
PPG Industries, Inc.
2.55%, 06/15/30	1,010	950,451
2.80%, 08/15/29(a)	1,635	1,579,418
3.75%, 03/15/28(a)	494	493,124
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc., 4.55%, 03/01/29	$20	$20,304
Sherwin-Williams Co. (The), 2.30%, 05/15/30(a)	160	148,717
		13,712,187
Commercial Services — 0.8%
Automatic Data Processing, Inc.
1.25%, 09/01/30	660	589,043
1.70%, 05/15/28	829	794,132
Block Financial LLC, 2.50%, 07/15/28	165	157,276
RELX Capital, Inc.
3.00%, 05/22/30	400	381,860
4.00%, 03/18/29	3,194	3,191,026
4.75%, 03/27/30	1,460	1,489,672
S&P Global, Inc.
1.25%, 08/15/30(a)	600	531,774
2.45%, 03/01/27	5	4,931
2.50%, 12/01/29(a)	616	585,178
2.70%, 03/01/29	155	149,835
4.25%, 05/01/29	136	137,178
4.25%, 01/15/31(c)	175	175,597
4.75%, 08/01/28(a)	101	103,137
		8,290,639
Computers — 1.8%
Accenture Capital, Inc., 4.05%, 10/04/29	20	20,116
Apple, Inc.
1.20%, 02/08/28	1,635	1,563,580
4.20%, 05/12/30	450	457,104
CGI, Inc., 4.95%, 03/14/30	15	15,228
DXC Technology Co., 2.38%, 09/15/28(a)	510	480,979
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	360	360,598
4.15%, 09/15/28	350	350,784
4.40%, 09/25/27	340	342,002
4.40%, 10/15/30	1,985	1,987,608
4.55%, 10/15/29	2,605	2,636,527
5.25%, 07/01/28	847	869,402
HP, Inc.
3.00%, 06/17/27	204	201,437
3.40%, 06/17/30(a)	640	615,305
4.00%, 04/15/29	180	178,834
4.75%, 01/15/28(a)	467	472,712
5.40%, 04/25/30	170	176,226
IBM International Capital Pte Ltd., 4.60%, 02/05/29	100	101,845
International Business Machines Corp.
1.70%, 05/15/27	122	118,945
1.95%, 05/15/30	1,365	1,252,037
3.50%, 05/15/29	1,131	1,114,440
4.00%, 02/03/29(a)	300	301,069
4.15%, 07/27/27	224	225,269
4.30%, 02/03/31	300	301,718
4.50%, 02/06/28	305	308,828
4.80%, 02/10/30(a)	525	537,802
6.22%, 08/01/27(a)	80	82,680
6.50%, 01/15/28	95	99,562
NetApp, Inc.
2.38%, 06/22/27	2,110	2,066,572
2.70%, 06/22/30	2,290	2,147,707
		19,386,916
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,239	2,223,996
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.20%, 05/01/30	$200	$203,066
Kenvue, Inc., 5.00%, 03/22/30	20	20,728
Procter & Gamble Co.(The)
2.85%, 08/11/27	95	94,136
3.00%, 03/25/30	1,320	1,282,880
3.95%, 01/26/28	15	15,124
4.05%, 05/01/30	350	354,134
4.35%, 01/29/29	30	30,730
Unilever Capital Corp.
2.13%, 09/06/29	85	80,551
2.90%, 05/05/27	100	99,221
3.50%, 03/22/28(a)	2,260	2,253,281
4.25%, 08/12/27	25	25,208
4.88%, 09/08/28	425	436,748
		7,119,803
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	4,400	4,519,236
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	2,419	2,352,233
3.65%, 07/21/27	20	19,923
3.88%, 01/23/28	105	104,738
4.38%, 11/15/30	220	220,500
4.63%, 10/15/27	456	460,124
4.63%, 09/10/29	1,745	1,768,703
5.10%, 01/19/29	949	973,924
5.75%, 06/06/28(a)	858	888,784
6.45%, 04/15/27	110	112,756
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	715	740,892
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	1,215	1,282,013
Air Lease Corp.
2.10%, 09/01/28	425	403,569
3.00%, 02/01/30	795	752,624
3.13%, 12/01/30	700	657,283
3.25%, 10/01/29(a)	415	400,357
3.63%, 04/01/27	190	189,199
5.10%, 03/01/29	446	456,017
5.30%, 02/01/28	1,195	1,220,028
5.85%, 12/15/27	230	236,889
Ally Financial, Inc.
2.20%, 11/02/28	190	180,931
4.75%, 06/09/27	795	800,979
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	487	515,053
6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	40	42,127
American Express Co.
2.55%, 03/04/27	143	141,383
3.30%, 05/03/27	1,420	1,412,545
4.05%, 05/03/29	440	443,537
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	515	520,077
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)(b)	735	758,260
5.04%, 07/26/28, (1-day SOFR + 0.93%)(b)	350	355,307
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(b)	1,005	1,038,562
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	740	762,290
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	1,062	1,109,358
5.85%, 11/05/27	1,260	1,300,139
American Express Credit Corp., 3.30%, 05/03/27	155	154,156
Brookfield Finance, Inc.
3.90%, 01/25/28	828	826,477
4.35%, 04/15/30	355	355,269
Security	Par (000)	Value
Diversified Financial Services (continued)
4.85%, 03/29/29	$1,088	$1,107,072
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	455	443,775
3.65%, 05/11/27	140	139,530
3.75%, 03/09/27	160	159,721
3.80%, 01/31/28	149	148,526
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	305	305,124
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)(b)	425	428,284
4.93%, 05/10/28, (1-day SOFR + 2.06%)(b)	1,805	1,822,859
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	85	87,749
5.46%, 07/26/30, (1-day SOFR + 1.56%)(b)	125	129,660
5.47%, 02/01/29, (1-day SOFR + 2.08%)(b)	695	712,544
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	201	209,296
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	468	489,351
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	1,270	1,434,741
Charles Schwab Corp.(The)
2.00%, 03/20/28	960	927,066
3.20%, 01/25/28	225	223,062
4.00%, 02/01/29	20	20,136
4.34%, 11/14/31, (1-day SOFR + 0.94%)(b)	360	361,861
5.64%, 05/19/29, (1-day SOFR + 2.21%)(b)	70	72,642
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)(b)	215	227,623
Eaton Vance Corp., 3.50%, 04/06/27	1,615	1,610,102
Intercontinental Exchange, Inc.
2.10%, 06/15/30(a)	1,210	1,118,690
3.10%, 09/15/27	10	9,901
3.63%, 09/01/28	180	178,891
3.75%, 09/21/28	76	75,733
3.95%, 12/01/28	110	110,251
4.00%, 09/15/27	660	662,004
4.35%, 06/15/29	615	622,881
Lazard Group LLC, 4.38%, 03/11/29	396	397,148
LPL Holdings, Inc.
5.20%, 03/15/30	230	235,227
6.75%, 11/17/28	200	212,122
Mastercard, Inc.
2.95%, 06/01/29	70	68,179
3.35%, 03/26/30	1,130	1,110,212
Nasdaq, Inc., 5.35%, 06/28/28	1,359	1,398,466
Nomura Holdings, Inc.
2.17%, 07/14/28	939	898,414
2.68%, 07/16/30(a)	1,195	1,117,128
2.71%, 01/22/29	280	269,325
3.10%, 01/16/30	675	647,283
4.90%, 07/01/30	225	230,130
5.59%, 07/02/27	205	209,120
5.61%, 07/06/29	665	694,577
5.84%, 01/18/28	200	206,324
6.07%, 07/12/28	245	255,837
ORIX Corp.
3.70%, 07/18/27	730	728,217
4.65%, 09/10/29	274	280,486
5.00%, 09/13/27	110	111,772
Radian Group, Inc.
4.88%, 03/15/27	495	496,436
6.20%, 05/15/29	5	5,242
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	1,300	1,329,749
Synchrony Financial
3.95%, 12/01/27	508	505,814
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	150	149,011
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	30	30,360
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.15%, 03/19/29	$1,035	$1,051,809
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	745	761,395
5.94%, 08/02/30, (1-day SOFR + 2.13%)(b)	741	768,977
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	76	73,113
		52,037,954
Electric — 4.6%
AEP Texas, Inc.
3.95%, 06/01/28	1,968	1,966,220
5.45%, 05/15/29	1,169	1,217,397
Atlantic City Electric Co., 4.00%, 10/15/28	1,013	1,016,307
Avangrid, Inc., 3.80%, 06/01/29	2,632	2,611,651
CMS Energy Corp.
3.45%, 08/15/27	101	100,284
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	520	485,067
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	335	331,472
Commonwealth Edison Co.
2.20%, 03/01/30	520	486,207
3.70%, 08/15/28	1,683	1,680,794
Series 122, 2.95%, 08/15/27	93	92,017
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	1,130	1,154,113
4.95%, 01/15/30	280	289,274
Series A, 3.20%, 03/15/27	503	500,570
Edison International
4.13%, 03/15/28	98	97,498
4.80%, 03/15/31	300	299,845
5.25%, 11/15/28(a)	420	427,924
5.45%, 06/15/29	5	5,134
5.75%, 06/15/27	816	828,351
6.25%, 03/15/30	350	369,781
6.95%, 11/15/29	85	91,445
Enel Chile SA, 4.88%, 06/12/28	55	55,851
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	5	5,233
Entergy Louisiana LLC, 3.12%, 09/01/27	5	4,960
Entergy Texas, Inc., 4.00%, 03/30/29	5	5,013
Eversource Energy
2.90%, 03/01/27	635	628,390
4.45%, 12/15/30	745	749,854
4.60%, 07/01/27	70	70,499
5.45%, 03/01/28	465	477,239
5.95%, 02/01/29	924	969,366
Series M, 3.30%, 01/15/28	855	843,946
Series O, 4.25%, 04/01/29	525	526,942
Series R, 1.65%, 08/15/30	1,660	1,483,025
Exelon Corp.
2.75%, 03/15/27	5	4,941
4.05%, 04/15/30	170	169,515
5.15%, 03/15/28	900	920,802
5.15%, 03/15/29	1,273	1,315,070
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,170	1,186,929
Florida Power & Light Co.
4.40%, 05/15/28	25	25,322
5.05%, 04/01/28	10	10,251
5.15%, 06/15/29	15	15,609
Series A, 3.30%, 05/30/27	5	4,976
ITC Holdings Corp., 3.35%, 11/15/27	602	595,838
National Grid PLC, 5.60%, 06/12/28	3,456	3,574,440
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	15	14,916
Security	Par (000)	Value
Electric (continued)
3.90%, 11/01/28	$10	$10,006
4.30%, 12/10/30	150	151,256
4.85%, 02/07/29	15	15,397
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,240	1,186,953
2.25%, 06/01/30	80	74,187
2.75%, 11/01/29	100	95,856
3.50%, 04/01/29	199	196,232
3.55%, 05/01/27	30	29,888
3.80%, 03/15/82, (5-year CMT + 2.55%)(b)	326	321,489
4.40%, 03/01/31	350	353,755
4.63%, 07/15/27	20	20,187
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	255	252,839
4.85%, 02/04/28	290	295,300
4.90%, 02/28/28	573	583,259
4.90%, 03/15/29	867	890,543
5.00%, 02/28/30	35	36,213
5.05%, 03/15/30	465	481,960
5.65%, 05/01/79(a)(b)	480	485,894
6.38%, 08/15/55, (5-year CMT + 2.05%)(b)	1,040	1,081,243
6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	35	36,299
NSTAR Electric Co.
3.20%, 05/15/27	855	849,630
3.25%, 05/15/29	1,190	1,166,011
4.85%, 03/01/30	335	344,827
Ohio Power Co., Series P, 2.60%, 04/01/30	920	868,702
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	112	111,495
4.30%, 05/15/28(a)	81	81,728
4.65%, 11/01/29	235	240,330
5.75%, 03/15/29	25	26,234
Pacific Gas and Electric Co.
2.10%, 08/01/27(a)	195	189,991
3.30%, 12/01/27	250	246,904
4.20%, 03/01/29	10	10,006
4.65%, 08/01/28	5	5,060
5.45%, 06/15/27	965	980,465
6.10%, 01/15/29	10	10,508
Public Service Electric and Gas Co.
2.45%, 01/15/30	15	14,196
3.00%, 05/15/27	5	4,958
3.20%, 05/15/29	5	4,903
3.65%, 09/01/28	25	24,922
3.70%, 05/01/28	65	64,841
Series R, 4.20%, 01/01/31	200	201,351
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	235	241,788
5.20%, 04/01/29(a)	1,494	1,543,866
5.85%, 11/15/27	3,460	3,567,146
5.88%, 10/15/28	778	812,775
San Diego Gas & Electric Co., 4.95%, 08/15/28	31	31,813
Sempra
3.25%, 06/15/27	35	34,688
3.40%, 02/01/28	55	54,417
3.70%, 04/01/29(a)	15	14,835
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	575	567,816
6.63%, 04/01/55, (5-year CMT + 2.35%)(b)	330	335,422
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	330	340,091
Southern California Edison Co.
2.25%, 06/01/30	1,035	951,764
2.85%, 08/01/29	41	39,264
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 06/01/29(a)	$411	$422,748
5.25%, 03/15/30	35	36,203
5.30%, 03/01/28	220	225,102
5.65%, 10/01/28	634	657,660
5.85%, 11/01/27	91	93,520
6.65%, 04/01/29(a)	10	10,588
Series A, 4.20%, 03/01/29	973	973,651
Series B, 3.65%, 03/01/28(a)	55	54,610
Series D, 4.70%, 06/01/27	25	25,187
		50,791,050
Electrical Components & Equipment — 0.3%
ABB Finance USA, Inc., 3.80%, 04/03/28	2,895	2,897,714
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	600	544,695
		3,442,409
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	401	392,605
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	635	630,617
Avnet, Inc., 6.25%, 03/15/28	439	455,385
Flex Ltd., 4.88%, 06/15/29	63	64,157
Honeywell International, Inc.
1.10%, 03/01/27	172	167,509
1.95%, 06/01/30	2,620	2,415,593
2.70%, 08/15/29	901	867,626
4.25%, 01/15/29	401	405,742
4.65%, 07/30/27	200	202,409
4.70%, 02/01/30(a)	1,180	1,212,024
4.88%, 09/01/29	193	199,219
4.95%, 02/15/28(a)	1,160	1,185,574
Hubbell, Inc., 3.15%, 08/15/27	10	9,889
Keysight Technologies, Inc.
3.00%, 10/30/29	2,045	1,975,040
4.60%, 04/06/27	37	37,196
Trimble, Inc., 4.90%, 06/15/28	33	33,339
Vontier Corp., 2.40%, 04/01/28(a)	97	93,676
		10,347,600
Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	3,536	3,714,984
Environmental Control — 0.1%
Republic Services, Inc., 3.95%, 05/15/28	10	10,030
Veralto Corp., 5.35%, 09/18/28	1,322	1,364,751
Waste Management, Inc., 4.88%, 02/15/29	5	5,146
		1,379,927
Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	860	933,056
Campbell's Company/The
2.38%, 04/24/30	1,190	1,101,945
4.15%, 03/15/28(a)	901	903,503
5.20%, 03/21/29	1,103	1,134,377
Conagra Brands, Inc.
1.38%, 11/01/27	1,089	1,042,317
4.85%, 11/01/28	1,202	1,218,868
5.00%, 08/01/30(a)	260	265,182
7.00%, 10/01/28	100	106,950
8.25%, 09/15/30	300	345,037
General Mills, Inc.
2.88%, 04/15/30	325	308,967
4.20%, 04/17/28	250	250,928
4.88%, 01/30/30	1,630	1,672,182
5.50%, 10/17/28	220	228,183
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.70%, 06/03/28	$652	$622,789
4.80%, 03/30/27	25	25,242
Ingredion, Inc., 2.90%, 06/01/30	235	224,340
J M Smucker Co. (The), 5.90%, 11/15/28	90	94,341
Kellanova
2.10%, 06/01/30	3,050	2,826,414
3.40%, 11/15/27	2,125	2,112,965
4.30%, 05/15/28	105	105,965
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	275	270,804
3.88%, 05/15/27	416	415,210
4.63%, 01/30/29(a)	630	640,315
Kroger Co.(The)
3.70%, 08/01/27	1,803	1,799,599
4.50%, 01/15/29	85	86,432
McCormick & Co., Inc./MD
2.50%, 04/15/30	15	14,071
3.40%, 08/15/27	2,660	2,647,185
Mondelez International, Inc., 4.75%, 02/20/29	15	15,345
		21,412,512
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/28	10	9,571
6.00%, 01/15/29	62	64,288
		73,859
Gas — 1.2%
National Fuel Gas Co.
4.75%, 09/01/28	5	5,072
5.50%, 03/15/30	140	145,752
NiSource, Inc.
1.70%, 02/15/31	1,500	1,329,787
2.95%, 09/01/29	980	946,456
3.49%, 05/15/27	60	59,691
3.60%, 05/01/30	1,190	1,167,555
5.20%, 07/01/29	1,848	1,912,553
5.25%, 03/30/28	290	297,233
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	385	402,348
ONE Gas, Inc.
2.00%, 05/15/30	1,540	1,421,148
5.10%, 04/01/29	2,883	2,979,277
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	115	113,455
Southern California Gas Co.
2.95%, 04/15/27	68	67,356
Series XX, 2.55%, 02/01/30	35	33,209
Southwest Gas Corp.
2.20%, 06/15/30	2,000	1,846,615
3.70%, 04/01/28	5	4,975
5.45%, 03/23/28	10	10,275
		12,742,757
Health Care - Products — 0.5%
Agilent Technologies, Inc.
2.10%, 06/04/30	530	488,659
2.75%, 09/15/29	35	33,563
4.20%, 09/09/27	85	85,367
Baxter International, Inc.
2.27%, 12/01/28	10	9,456
4.45%, 02/15/29	85	85,380
4.90%, 12/15/30	370	372,145
Dentsply Sirona, Inc., 3.25%, 06/01/30	125	117,260
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28	$1,755	$1,765,505
Revvity, Inc.
1.90%, 09/15/28	45	42,615
3.30%, 09/15/29	1,220	1,182,978
Smith & Nephew PLC, 5.15%, 03/20/27	15	15,172
Solventum Corp., 5.40%, 03/01/29	44	45,641
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30	90	93,055
5.35%, 12/01/28(a)	617	638,545
		4,975,341
Health Care - Services — 3.2%
Centene Corp.
2.45%, 07/15/28	2,071	1,952,999
3.00%, 10/15/30	1,200	1,081,296
3.38%, 02/15/30	810	751,523
4.25%, 12/15/27	800	795,145
4.63%, 12/15/29	1,325	1,292,583
Cigna Group(The)
2.40%, 03/15/30	80	75,128
3.05%, 10/15/27	1,365	1,349,451
3.40%, 03/01/27	33	32,847
4.38%, 10/15/28	2,795	2,822,604
5.00%, 05/15/29	200	206,045
Elevance Health, Inc.
2.25%, 05/15/30	275	254,594
2.88%, 09/15/29	1,009	969,517
3.65%, 12/01/27	2,032	2,024,106
4.00%, 09/15/28(a)	300	300,524
4.10%, 03/01/28(a)	915	917,038
4.75%, 02/15/30(a)	715	731,860
5.15%, 06/15/29	1,832	1,893,754
HCA, Inc.
3.13%, 03/15/27	734	727,777
3.38%, 03/15/29	877	861,299
4.13%, 06/15/29	143	143,181
4.30%, 11/15/30	295	295,446
5.20%, 06/01/28	530	543,071
5.25%, 03/01/30	290	300,753
5.63%, 09/01/28	295	304,211
5.88%, 02/01/29	60	62,492
Humana, Inc.
3.13%, 08/15/29	640	615,473
3.70%, 03/23/29	870	854,671
3.95%, 03/15/27	55	54,924
4.88%, 04/01/30(a)	100	101,420
5.75%, 03/01/28	405	416,020
5.75%, 12/01/28	401	415,192
ICON Investments Six DAC
5.81%, 05/08/27	20	20,184
5.85%, 05/08/29	665	680,886
IQVIA, Inc.
5.70%, 05/15/28	743	764,659
6.25%, 02/01/29	810	851,380
Laboratory Corp. of America Holdings
2.95%, 12/01/29	10	9,616
3.60%, 09/01/27(a)	889	885,594
4.35%, 04/01/30	310	312,569
Quest Diagnostics, Inc.
2.95%, 06/30/30	725	691,365
4.20%, 06/30/29	1,169	1,177,323
4.60%, 12/15/27	110	111,375
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 12/15/29	$120	$122,509
UnitedHealth Group, Inc.
2.95%, 10/15/27	845	835,096
3.85%, 06/15/28	970	970,321
3.88%, 12/15/28	755	755,346
4.00%, 05/15/29	1,077	1,080,474
4.25%, 01/15/29	880	889,146
4.70%, 04/15/29	459	469,517
5.25%, 02/15/28	1,250	1,282,776
		35,057,080
Holding Companies - Diversified — 0.5%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	1,510	1,566,524
North Haven Private Income Fund LLC
5.13%, 09/25/28(c)	520	514,493
5.75%, 02/01/30	3,075	3,033,814
		5,114,831
Home Builders — 0.0%
Meritage Homes Corp., 5.13%, 06/06/27	30	30,205
Toll Brothers Finance Corp., 4.88%, 03/15/27	145	145,877
		176,082
Home Furnishings — 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/27	483	477,116
4.40%, 03/15/29	964	960,183
		1,437,299
Household Products & Wares — 1.2%
Avery Dennison Corp.
2.65%, 04/30/30	400	377,173
4.88%, 12/06/28	135	137,756
Church & Dwight Co., Inc., 3.15%, 08/01/27	15	14,869
Clorox Co.(The)
1.80%, 05/15/30(a)	2,475	2,253,551
3.10%, 10/01/27	231	228,386
3.90%, 05/15/28	2,250	2,251,651
4.40%, 05/01/29	1,795	1,816,168
Kimberly-Clark Corp.
1.05%, 09/15/27	3,825	3,679,767
3.10%, 03/26/30	2,465	2,389,514
3.20%, 04/25/29	160	157,239
3.95%, 11/01/28	220	221,036
		13,527,110
Insurance — 2.3%
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	1,590	1,609,753
Aon Corp., 4.50%, 12/15/28(a)	60	60,821
Aon North America, Inc., 5.15%, 03/01/29	39	40,214
Assurant, Inc.
3.70%, 02/22/30	2,040	1,996,166
4.90%, 03/27/28	399	404,166
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	30	31,422
AXA SA, 8.60%, 12/15/30	1,830	2,152,414
Axis Specialty Finance LLC
3.90%, 07/15/29	60	59,666
4.90%, 01/15/40, (5-year CMT + 3.19%)(b)	360	354,578
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	30	29,942
Brighthouse Financial, Inc., 3.70%, 06/22/27	30	29,611
CNO Financial Group, Inc., 5.25%, 05/30/29	1,077	1,094,882
Equitable Holdings, Inc., 4.35%, 04/20/28(a)	396	397,784
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group, Inc. (The), 2.80%, 08/19/29	$3,110	$2,990,319
Lincoln National Corp., 3.80%, 03/01/28	250	247,853
Manulife Financial Corp., 2.48%, 05/19/27	3,278	3,226,863
Marsh & McLennan Companies, Inc.
4.38%, 03/15/29	110	111,143
4.55%, 11/08/27	340	343,162
4.65%, 03/15/30(a)	440	448,696
MetLife, Inc., 4.55%, 03/23/30(a)	690	704,796
Principal Financial Group, Inc., 3.70%, 05/15/29	145	143,451
Progressive Corp.(The)
3.20%, 03/26/30(a)	2,635	2,557,749
4.00%, 03/01/29	90	90,448
Prudential Financial, Inc.
2.10%, 03/10/30(a)	1,580	1,476,621
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)(b)	410	383,172
3.88%, 03/27/28	1,162	1,162,836
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	579	571,156
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	856	864,673
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	865	834,978
Willis North America, Inc.
2.95%, 09/15/29	16	15,307
4.50%, 09/15/28	561	564,554
4.55%, 03/15/31	325	325,299
4.65%, 06/15/27	100	100,638
		25,425,133
Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	933	927,024
Amazon.com, Inc.
1.65%, 05/12/28	115	110,265
3.15%, 08/22/27	270	268,519
3.45%, 04/13/29	5	4,963
4.10%, 11/20/30(a)	575	579,188
4.55%, 12/01/27	1,285	1,304,918
Baidu, Inc., 4.38%, 03/29/28	455	459,184
eBay, Inc.
2.70%, 03/11/30	95	90,027
3.60%, 06/05/27	488	486,159
MercadoLibre, Inc., 3.13%, 01/14/31	435	406,649
Uber Technologies, Inc., 4.15%, 01/15/31	555	552,868
		5,189,764
Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28(a)	857	859,109
4.30%, 05/23/27	115	115,715
Steel Dynamics, Inc.
1.65%, 10/15/27	15	14,469
4.00%, 12/15/28	275	275,177
		1,264,470
Leisure Time — 0.0%
Brunswick Corp/DE, 5.85%, 03/18/29(a)	10	10,395
Lodging — 0.3%
Choice Hotels International, Inc.
3.70%, 12/01/29	540	527,979
3.70%, 01/15/31	5	4,817
Las Vegas Sands Corp., 6.00%, 06/14/30	740	776,965
Sands China Ltd.
2.30%, 03/08/27	545	534,970
2.85%, 03/08/29	302	288,800
Security	Par (000)	Value
Lodging (continued)
4.38%, 06/18/30	$10	$9,890
5.40%, 08/08/28	1,091	1,113,830
		3,257,251
Machinery — 2.7%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	90	86,667
3.60%, 08/12/27	70	69,979
4.15%, 01/08/31	200	201,629
4.38%, 08/16/29(a)	215	219,049
4.40%, 10/15/27	80	80,914
4.40%, 03/03/28	175	177,429
4.60%, 11/15/27	55	55,837
4.70%, 11/15/29	940	968,483
4.80%, 01/08/30	210	218,037
4.85%, 02/27/29	305	314,888
Caterpillar, Inc.
2.60%, 09/19/29	15	14,421
2.60%, 04/09/30	20	19,071
CNH Industrial Capital LLC
4.38%, 03/07/31	150	149,815
4.50%, 10/08/27	590	594,019
4.50%, 10/16/30	2,685	2,705,203
4.55%, 04/10/28(a)	635	641,140
4.75%, 03/21/28	460	466,170
5.10%, 04/20/29	1,630	1,676,230
5.50%, 01/12/29	852	883,951
CNH Industrial NV, 3.85%, 11/15/27	4,807	4,796,193
IDEX Corp.
3.00%, 05/01/30	40	38,308
4.95%, 09/01/29(a)	210	215,667
Ingersoll Rand, Inc.
5.18%, 06/15/29	5	5,182
5.40%, 08/14/28	6	6,200
John Deere Capital Corp.
1.45%, 01/15/31(a)	500	446,040
1.50%, 03/06/28	768	737,040
1.75%, 03/09/27	78	76,499
2.35%, 03/08/27	60	59,204
2.45%, 01/09/30(a)	45	42,921
2.80%, 09/08/27	70	69,120
2.80%, 07/18/29(a)	192	185,942
3.05%, 01/06/28	60	59,377
3.35%, 04/18/29	70	69,093
3.45%, 03/07/29	107	106,090
4.15%, 09/15/27	126	126,948
4.38%, 10/15/30	275	279,755
4.50%, 01/16/29	531	542,783
4.65%, 01/07/28	135	137,487
4.75%, 01/20/28	887	905,306
4.85%, 03/05/27	43	43,491
4.85%, 06/11/29	468	483,098
4.90%, 06/11/27	10	10,157
4.90%, 03/03/28(a)	700	717,188
4.95%, 07/14/28(a)	1,318	1,354,501
nVent Finance SARL, 4.55%, 04/15/28	10	10,080
Oshkosh Corp.
3.10%, 03/01/30	2,475	2,378,716
4.60%, 05/15/28	2,499	2,523,612
Otis Worldwide Corp., 5.25%, 08/16/28	145	149,548
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	$30	$30,467
4.90%, 05/29/30	225	231,647
Xylem, Inc.
1.95%, 01/30/28	1,231	1,188,248
2.25%, 01/30/31(a)	2,320	2,121,253
		29,690,093
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29	1,720	1,632,888
2.88%, 10/15/27(a)	2,760	2,722,537
3.05%, 04/15/30	930	895,390
3.38%, 03/01/29	651	641,181
3.63%, 09/14/28	190	189,076
4.80%, 03/15/30	1,065	1,094,826
Pentair Finance SARL, 4.50%, 07/01/29	2,210	2,230,881
Teledyne Technologies, Inc., 2.25%, 04/01/28(a)	5	4,837
Textron, Inc.
3.38%, 03/01/28	10	9,895
3.65%, 03/15/27	30	29,900
		9,451,411
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,485	1,401,681
3.75%, 02/15/28	510	505,389
4.20%, 03/15/28	230	229,727
5.05%, 03/30/29	139	141,112
6.10%, 06/01/29	55	57,629
Comcast Corp.
3.15%, 02/15/28	565	558,533
3.30%, 04/01/27	24	23,872
4.15%, 10/15/28	30	30,223
4.55%, 01/15/29	84	85,667
5.10%, 06/01/29	220	228,188
FactSet Research Systems, Inc., 2.90%, 03/01/27	442	435,919
Fox Corp., 4.71%, 01/25/29	86	87,299
Paramount Global
3.38%, 02/15/28	300	289,474
4.20%, 06/01/29	200	192,429
4.95%, 01/15/31	800	748,252
Walt Disney Co.(The)
2.20%, 01/13/28(a)	1,037	1,012,121
4.00%, 03/14/31	850	851,704
		6,879,219
Oil & Gas — 1.7%
BP Capital Markets America, Inc.
3.63%, 04/06/30(a)	30	29,678
3.94%, 09/21/28	5	5,017
4.23%, 11/06/28(a)	15	15,154
4.70%, 04/10/29	20	20,492
5.02%, 11/17/27	60	61,217
BP Capital Markets PLC
3.28%, 09/19/27	55	54,682
3.72%, 11/28/28	15	14,972
ConocoPhillips Co.
4.70%, 01/15/30	655	671,410
6.95%, 04/15/29	240	261,693
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc.
3.50%, 12/01/29	$110	$107,640
5.15%, 01/30/30	715	741,546
EQT Corp.
3.90%, 10/01/27	1,125	1,122,746
4.75%, 01/15/31	25	25,355
5.00%, 01/15/29	550	560,570
5.70%, 04/01/28	238	246,049
7.00%, 02/01/30	345	377,540
7.50%, 06/01/30	40	44,394
Hess Corp.
4.30%, 04/01/27	2,385	2,393,949
7.88%, 10/01/29	470	532,839
Marathon Petroleum Corp.
3.80%, 04/01/28	10	9,971
5.15%, 03/01/30(a)	130	134,724
Ovintiv, Inc.
5.65%, 05/15/28	1,772	1,835,627
8.13%, 09/15/30	500	575,437
Phillips 66, 3.90%, 03/15/28	601	600,365
Phillips 66 Co.
3.15%, 12/15/29	10	9,695
3.75%, 03/01/28	360	359,277
4.95%, 12/01/27	40	40,676
Shell Finance U.S., Inc., 3.88%, 11/13/28(c)	805	808,837
Shell International Finance BV, 3.88%, 11/13/28	15	15,047
TotalEnergies Capital International SA
2.83%, 01/10/30	840	811,755
3.46%, 02/19/29	1,425	1,413,111
TotalEnergies Capital SA, 3.88%, 10/11/28	1,466	1,473,537
Valero Energy Corp.
2.15%, 09/15/27	115	111,952
4.00%, 04/01/29	28	28,008
4.35%, 06/01/28	5	5,039
5.15%, 02/15/30	325	336,888
Woodside Finance Ltd., 5.40%, 05/19/30	2,315	2,401,796
		18,258,685
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	25	24,362
3.34%, 12/15/27	220	218,193
4.49%, 05/01/30	5	5,082
		247,637
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 4.50%, 05/15/28	10	10,097
Amcor Flexibles North America, Inc., 2.63%, 06/19/30	800	751,978
Amcor Group Finance PLC, 5.45%, 05/23/29	20	20,810
Berry Global, Inc., 5.50%, 04/15/28	65	67,055
WRKCo, Inc.
3.90%, 06/01/28	299	298,639
4.00%, 03/15/28	10	10,014
4.90%, 03/15/29	112	114,599
		1,273,192
Pharmaceuticals — 3.2%
AbbVie, Inc.
3.20%, 11/21/29	505	493,250
3.78%, 03/03/28	595	595,820
4.13%, 03/15/31	445	446,370
15
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 11/14/28	$50	$50,599
4.65%, 03/15/28	600	610,277
4.80%, 03/15/29	120	123,278
4.88%, 03/15/30	2,105	2,176,621
Astrazeneca Finance LLC
1.75%, 05/28/28	1,383	1,324,027
4.00%, 03/02/31	260	260,404
4.88%, 03/03/28	305	311,721
AstraZeneca PLC, 3.13%, 06/12/27	20	19,880
Becton Dickinson & Co., 4.87%, 02/08/29	100	102,443
Bristol-Myers Squibb Co., 1.13%, 11/13/27	390	374,174
Cardinal Health, Inc.
3.41%, 06/15/27	175	173,896
4.50%, 09/15/30(a)	1,260	1,277,514
5.00%, 11/15/29	2,355	2,426,668
5.13%, 02/15/29	1,215	1,253,122
Cencora, Inc.
2.80%, 05/15/30	160	151,962
3.45%, 12/15/27	10	9,925
3.95%, 02/13/29	260	260,135
4.25%, 11/15/30	95	95,357
4.85%, 12/15/29(a)	295	303,515
CVS Health Corp.
1.30%, 08/21/27	160	154,061
3.63%, 04/01/27	45	44,849
3.75%, 04/01/30	45	44,279
4.30%, 03/25/28	2,214	2,226,604
5.00%, 01/30/29	48	49,238
5.13%, 02/21/30(a)	30	30,931
6.25%, 06/01/27	95	97,639
Eli Lilly & Co., 4.75%, 02/12/30(a)	350	361,496
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	60	59,166
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	399	400,775
4.50%, 04/15/30	685	701,031
McKesson Corp.
3.95%, 02/16/28	70	70,118
4.25%, 09/15/29	5	5,051
4.65%, 05/30/30	300	307,005
4.90%, 07/15/28	515	527,880
Merck & Co., Inc.
1.70%, 06/10/27	30	29,308
1.90%, 12/10/28(a)	90	85,897
3.40%, 03/07/29	59	58,443
3.85%, 03/15/29	240	240,821
4.05%, 05/17/28	485	488,901
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	106	112,087
Novartis Capital Corp.
2.20%, 08/14/30	3,655	3,407,603
3.10%, 05/17/27	35	34,800
3.80%, 09/18/29(a)	470	470,316
4.10%, 11/05/30	2,180	2,193,427
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	956	969,426
Pfizer, Inc.
3.45%, 03/15/29	27	26,807
3.60%, 09/15/28	5	4,997
4.20%, 11/15/30(a)	330	333,230
Pharmacia LLC, 6.60%, 12/01/28	15	16,069
Security	Par (000)	Value
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/27	$170	$165,768
2.70%, 06/22/30	200	184,714
Zoetis, Inc.
2.00%, 05/15/30	3,180	2,935,149
3.00%, 09/12/27	3,450	3,410,891
3.90%, 08/20/28	1,405	1,406,408
4.15%, 08/17/28	250	251,886
		34,748,029
Pipelines — 4.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,167	3,122,025
5.13%, 06/30/27	2,272	2,293,721
Cheniere Energy, Inc., 4.63%, 10/15/28	6,160	6,157,547
DCP Midstream Operating LP, 5.63%, 07/15/27	55	56,018
Enbridge, Inc.
3.13%, 11/15/29	755	729,961
3.70%, 07/15/27	325	324,108
4.20%, 11/20/28	275	276,556
4.50%, 02/15/31	275	277,680
4.60%, 06/20/28	150	152,067
4.90%, 06/20/30	215	221,234
5.25%, 04/05/27	30	30,404
5.30%, 04/05/29	860	891,067
6.00%, 11/15/28	1,118	1,177,064
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(b)	945	1,008,386
Energy Transfer LP
4.40%, 03/15/27(a)	95	95,313
5.25%, 07/01/29	50	51,854
5.55%, 02/15/28	805	828,479
Enterprise Products Operating LLC
4.15%, 10/16/28	35	35,284
4.60%, 01/15/31	170	173,694
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(b)	431	432,076
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(b)	504	505,265
Kinder Morgan, Inc.
2.00%, 02/15/31	2,500	2,264,727
4.30%, 03/01/28	1,472	1,484,255
5.00%, 02/01/29(a)	1,291	1,329,885
5.10%, 08/01/29	1,466	1,517,869
5.15%, 06/01/30	2,380	2,476,305
MPLX LP
4.00%, 03/15/28	445	445,217
4.13%, 03/01/27	90	90,094
4.25%, 12/01/27	50	50,219
4.80%, 02/15/29	5	5,097
Northwest Pipeline LLC, 4.00%, 04/01/27	70	70,017
ONEOK, Inc.
3.10%, 03/15/30	800	766,276
3.25%, 06/01/30	100	95,988
3.40%, 09/01/29	1,132	1,106,941
4.00%, 07/13/27	1,602	1,603,229
4.25%, 09/24/27	100	100,463
4.35%, 03/15/29	919	924,715
4.40%, 10/15/29	885	892,116
4.55%, 07/15/28	245	247,688
5.38%, 06/01/29	936	969,686
5.65%, 11/01/28	680	706,933
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$65	$65,244
5.00%, 03/15/27	85	85,396
Targa Resources Corp.
4.35%, 01/15/29	275	277,073
4.35%, 04/15/31	180	179,989
4.90%, 09/15/30	25	25,655
5.20%, 07/01/27	40	40,639
6.15%, 03/01/29	1,579	1,669,781
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	671	671,220
5.50%, 03/01/30	60	61,043
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	810	835,669
7.00%, 10/15/28	20	21,510
TransCanada PipeLines Ltd.
4.10%, 04/15/30	895	893,535
4.25%, 05/15/28	85	85,466
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	640	665,740
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	5	5,006
Valero Energy Partners LP, 4.50%, 03/15/28	6	6,055
Western Midstream Operating LP
4.05%, 02/01/30	1,360	1,343,288
4.50%, 03/01/28	753	758,678
4.75%, 08/15/28	298	302,319
4.80%, 03/01/31	200	201,742
6.35%, 01/15/29	929	981,363
Williams Companies, Inc.(The)
3.50%, 11/15/30	15	14,534
3.75%, 06/15/27	65	64,854
4.63%, 06/30/30	340	345,958
4.80%, 11/15/29	825	844,910
4.90%, 03/15/29	1,210	1,240,984
5.30%, 08/15/28	135	139,352
		47,814,526
Real Estate — 0.4%
CBRE Services, Inc.
4.80%, 06/15/30	1,650	1,681,945
5.50%, 04/01/29(a)	1,232	1,279,506
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	935	999,791
		3,961,242
Real Estate Investment Trusts — 5.4%
American Tower Corp.
1.50%, 01/31/28	615	587,835
1.88%, 10/15/30	595	536,779
2.10%, 06/15/30	1,075	986,397
2.90%, 01/15/30	1,910	1,824,449
3.55%, 07/15/27	196	194,901
3.60%, 01/15/28	250	248,194
3.65%, 03/15/27	226	225,248
3.80%, 08/15/29	647	640,826
3.95%, 03/15/29	1,645	1,639,224
4.90%, 03/15/30	615	631,970
5.00%, 01/31/30	160	164,721
5.20%, 02/15/29	253	261,096
5.25%, 07/15/28	219	225,190
5.50%, 03/15/28	308	316,604
5.80%, 11/15/28(a)	561	585,773
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.
1.90%, 12/01/28(a)	$800	$760,682
3.20%, 01/15/28	210	208,359
3.30%, 06/01/29	105	103,044
3.35%, 05/15/27	5	4,974
4.35%, 12/01/30	185	186,823
Boston Properties LP
2.90%, 03/15/30	325	306,725
3.40%, 06/21/29	915	891,283
4.50%, 12/01/28	1,620	1,633,606
6.75%, 12/01/27	765	798,331
Brixmor Operating Partnership LP
2.25%, 04/01/28	15	14,485
4.05%, 07/01/30	605	599,586
COPT Defense Properties LP
2.00%, 01/15/29	1,230	1,161,269
4.50%, 10/15/30	150	150,663
Crown Castle, Inc.
2.25%, 01/15/31	1,015	917,547
2.90%, 03/15/27	1,562	1,544,719
3.10%, 11/15/29	239	229,456
3.30%, 07/01/30	150	143,612
3.65%, 09/01/27	833	829,230
3.80%, 02/15/28	3,150	3,137,198
4.00%, 03/01/27	209	208,937
4.30%, 02/15/29	515	517,193
4.80%, 09/01/28	770	782,834
4.90%, 09/01/29	344	350,694
5.00%, 01/11/28	1,121	1,139,828
5.60%, 06/01/29	1,131	1,178,210
Digital Realty Trust LP
3.60%, 07/01/29	4,041	3,988,765
3.70%, 08/15/27	1,704	1,697,712
4.45%, 07/15/28	1,732	1,749,087
5.55%, 01/15/28(a)	695	714,805
DOC DR LLC
3.95%, 01/15/28	199	198,773
4.30%, 03/15/27	15	15,033
EPR Properties, 4.50%, 06/01/27	385	385,424
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	3,345	3,381,671
Equinix, Inc.
1.55%, 03/15/28	449	427,890
1.80%, 07/15/27	158	153,471
2.00%, 05/15/28	195	186,842
2.15%, 07/15/30	1,670	1,527,739
3.20%, 11/18/29	2,851	2,754,920
ERP Operating LP, 3.50%, 03/01/28	240	238,388
Federal Realty OP LP
3.20%, 06/15/29	45	43,791
3.25%, 07/15/27	1,365	1,352,272
5.38%, 05/01/28	1,115	1,145,526
Healthpeak OP LLC
2.13%, 12/01/28	810	770,266
3.00%, 01/15/30	226	216,189
3.50%, 07/15/29	65	63,728
Highwoods Realty LP
4.13%, 03/15/28	310	308,052
4.20%, 04/15/29	20	19,794
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	75	72,653
17
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Series I, 3.50%, 09/15/30	$540	$517,852
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	95,135
Kilroy Realty LP
3.05%, 02/15/30	5	4,648
4.75%, 12/15/28	60	60,291
LXP Industrial Trust, 6.75%, 11/15/28	3	3,178
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	530	530,917
4.75%, 01/15/28(a)	285	287,760
5.20%, 07/01/30	125	128,120
Piedmont Operating Partnership LP, 3.15%, 08/15/30	250	232,021
Prologis LP
1.75%, 07/01/30	1,050	954,768
2.13%, 04/15/27	75	73,663
2.25%, 04/15/30	120	112,361
3.38%, 12/15/27	700	695,489
3.88%, 09/15/28(a)	130	130,065
4.00%, 09/15/28	148	148,497
4.38%, 02/01/29	7	7,093
4.88%, 06/15/28	824	843,076
Public Storage Operating Co.
3.39%, 05/01/29	95	93,775
5.13%, 01/15/29(a)	10	10,362
Realty Income Corp.
3.40%, 01/15/28	260	257,777
3.65%, 01/15/28	15	14,950
3.95%, 02/01/29	175	175,342
4.75%, 02/15/29	10	10,227
Simon Property Group LP
1.75%, 02/01/28(a)	780	751,051
4.30%, 01/15/31	200	201,166
Store Capital LLC
4.50%, 03/15/28	130	130,547
4.63%, 03/15/29	10	10,043
4.95%, 02/11/31(c)	150	151,370
5.40%, 04/30/30	105	107,873
Ventas Realty LP
3.85%, 04/01/27	695	693,896
4.00%, 03/01/28	35	34,995
4.40%, 01/15/29	136	137,302
VICI Properties LP
4.75%, 02/15/28	290	292,732
4.75%, 04/01/28	50	50,500
Welltower OP LLC
2.05%, 01/15/29	535	508,602
3.10%, 01/15/30	85	82,177
4.13%, 03/15/29	658	661,673
4.25%, 04/15/28	685	690,336
4.50%, 07/01/30(a)	460	468,060
Weyerhaeuser Co.
4.00%, 11/15/29	25	24,884
4.00%, 04/15/30	585	580,445
6.95%, 10/01/27	216	225,834
		59,472,139
Retail — 2.8%
AutoNation, Inc.
1.95%, 08/01/28	65	61,882
3.80%, 11/15/27(a)	85	84,679
4.45%, 01/15/29	150	151,068
Security	Par (000)	Value
Retail (continued)
4.75%, 06/01/30	$565	$573,153
Best Buy Co., Inc.
1.95%, 10/01/30(a)	2,040	1,844,039
4.45%, 10/01/28	4,007	4,050,150
Genuine Parts Co.
1.88%, 11/01/30	1,525	1,346,634
4.95%, 08/15/29	345	349,455
6.50%, 11/01/28	45	47,225
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	87	82,423
1.50%, 09/15/28	977	926,873
2.50%, 04/15/27	2,543	2,511,335
2.70%, 04/15/30(a)	800	764,209
2.80%, 09/14/27	1,084	1,071,086
2.88%, 04/15/27	868	860,506
2.95%, 06/15/29	1,207	1,175,209
3.75%, 09/15/28	160	160,800
3.90%, 12/06/28	333	334,712
3.95%, 09/15/30(a)	195	195,729
4.75%, 06/25/29	715	736,131
4.88%, 06/25/27	65	65,974
4.90%, 04/15/29	378	390,147
Lowe's Companies, Inc.
1.30%, 04/15/28	327	310,028
1.70%, 09/15/28	180	170,469
3.10%, 05/03/27	1,042	1,032,589
3.35%, 04/01/27	1,871	1,860,281
3.65%, 04/05/29	689	683,131
4.50%, 04/15/30	1,250	1,270,852
6.50%, 03/15/29	75	80,521
Lowe's Cos., Inc.
3.95%, 10/15/27	500	501,587
4.00%, 10/15/28	500	501,319
McDonald's Corp.
2.13%, 03/01/30	30	28,003
2.63%, 09/01/29	5	4,799
3.50%, 07/01/27	25	24,904
3.80%, 04/01/28	55	55,027
4.60%, 05/15/30	175	179,239
4.80%, 08/14/28	75	76,726
5.00%, 05/17/29	30	31,019
Starbucks Corp.
2.00%, 03/12/27	45	44,194
3.50%, 03/01/28	50	49,656
4.00%, 11/15/28	5	5,013
Target Corp.
2.35%, 02/15/30	940	887,345
3.38%, 04/15/29	5	4,945
Tractor Supply Co., 1.75%, 11/01/30	5,235	4,687,368
		30,272,434
Semiconductors — 3.2%
Analog Devices, Inc., 4.50%, 06/15/30	1,645	1,681,388
Applied Materials, Inc.
1.75%, 06/01/30	1,250	1,140,047
3.30%, 04/01/27	355	353,587
4.00%, 01/15/31	1,400	1,400,293
4.80%, 06/15/29	2,797	2,880,755
Broadcom, Inc.
4.00%, 04/15/29(c)	125	125,270
4.20%, 10/15/30	185	185,898
4.30%, 01/15/31(a)	225	226,966
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.35%, 02/15/30	$80	$80,986
4.60%, 07/15/30	650	664,085
4.75%, 04/15/29	70	71,602
5.00%, 04/15/30	15	15,503
5.05%, 07/12/29	105	108,570
5.05%, 04/15/30	935	969,141
Intel Corp.
1.60%, 08/12/28	1,835	1,734,701
2.45%, 11/15/29	518	488,321
3.15%, 05/11/27	77	76,243
3.75%, 03/25/27	464	463,101
3.75%, 08/05/27	1,148	1,144,152
3.90%, 03/25/30	390	385,327
4.00%, 08/05/29	908	905,536
4.88%, 02/10/28	598	607,403
5.13%, 02/10/30	80	82,493
Lam Research Corp.
1.90%, 06/15/30	95	87,205
4.00%, 03/15/29	1,926	1,934,531
Marvell Technology, Inc.
2.45%, 04/15/28	240	232,334
4.75%, 07/15/30	205	209,005
4.88%, 06/22/28(a)	113	115,072
5.75%, 02/15/29	370	386,412
NVIDIA Corp.
1.55%, 06/15/28	1,669	1,593,353
2.85%, 04/01/30(a)	1,385	1,332,207
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,355	1,401,946
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	480	475,678
3.40%, 05/01/30	2,105	2,039,597
4.30%, 08/19/28	150	150,939
4.30%, 06/18/29	877	882,182
4.40%, 06/01/27	880	884,425
QUALCOMM, Inc.
3.25%, 05/20/27	45	44,779
4.50%, 05/20/30	225	229,416
Texas Instruments, Inc.
1.75%, 05/04/30	245	224,988
2.25%, 09/04/29	1,167	1,109,891
2.90%, 11/03/27(a)	700	692,509
4.50%, 05/23/30	225	229,686
4.60%, 02/15/28	1,985	2,018,604
4.60%, 02/08/29	1,598	1,637,298
TSMC Arizona Corp.
3.88%, 04/22/27	1,334	1,334,285
4.13%, 04/22/29	275	276,836
		35,314,546
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	540	515,243
3.48%, 12/01/27	850	842,621
5.35%, 01/15/30	100	103,779
		1,461,643
Software — 3.3%
Adobe, Inc.
2.30%, 02/01/30(a)	3,000	2,812,588
4.80%, 04/04/29	462	474,231
4.85%, 04/04/27	115	116,313
4.95%, 01/17/30	285	294,655
Security	Par (000)	Value
Software (continued)
Atlassian Corp., 5.25%, 05/15/29	$220	$223,825
Autodesk, Inc.
2.85%, 01/15/30	3,425	3,263,056
3.50%, 06/15/27	1,850	1,838,929
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	1,639	1,551,870
Cadence Design Systems, Inc.
4.20%, 09/10/27	3,710	3,727,927
4.30%, 09/10/29	1,455	1,470,756
Concentrix Corp., 6.60%, 08/02/28(a)	277	277,985
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	270	257,594
3.75%, 05/21/29	22	21,686
Intuit, Inc.
1.35%, 07/15/27	275	266,199
1.65%, 07/15/30(a)	2,595	2,342,545
5.13%, 09/15/28	1,250	1,286,290
Oracle Corp.
2.30%, 03/25/28	1,445	1,385,243
2.80%, 04/01/27	2,086	2,054,346
2.95%, 04/01/30	60	55,816
3.25%, 11/15/27	418	410,597
4.45%, 09/26/30	1,510	1,480,034
4.50%, 05/06/28(a)	370	371,995
4.95%, 02/04/31	350	349,266
Roper Technologies, Inc.
1.40%, 09/15/27	390	375,296
4.45%, 09/15/30	175	175,880
Salesforce, Inc.
1.50%, 07/15/28	45	42,623
3.70%, 04/11/28	1,061	1,058,223
ServiceNow, Inc., 1.40%, 09/01/30	3,600	3,188,549
Synopsys, Inc.
4.65%, 04/01/28	500	506,379
4.85%, 04/01/30	2,595	2,657,717
Take-Two Interactive Software, Inc., 5.40%, 06/12/29	100	103,630
Workday, Inc.
3.50%, 04/01/27	764	760,026
3.70%, 04/01/29	522	513,338
		35,715,407
Telecommunications — 1.5%
America Movil SAB de CV, 3.63%, 04/22/29	10	9,863
AT&T, Inc.
1.65%, 02/01/28	1,580	1,514,914
4.10%, 02/15/28	565	566,667
4.25%, 03/01/27	5	5,013
4.35%, 03/01/29	30	30,334
4.70%, 08/15/30(a)	575	589,608
British Telecommunications PLC, 5.13%, 12/04/28	1,160	1,190,792
Cisco Systems, Inc., 4.85%, 02/26/29	40	41,196
Juniper Networks, Inc., 3.75%, 08/15/29	320	314,466
Koninklijke KPN NV, 8.38%, 10/01/30	3,635	4,264,587
Motorola Solutions, Inc., 4.60%, 05/23/29	15	15,227
Nokia OYJ, 4.38%, 06/12/27	4,570	4,567,133
Rogers Communications, Inc., 5.00%, 02/15/29	220	224,932
TELUS Corp., 3.70%, 09/15/27	225	223,717
T-Mobile USA, Inc.
2.05%, 02/15/28	625	603,442
2.63%, 02/15/29	20	19,244
3.38%, 04/15/29	10	9,817
19
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.75%, 04/15/27	$120	$119,855
4.85%, 01/15/29	15	15,366
Verizon Communications, Inc.
2.10%, 03/22/28	1,486	1,434,979
3.88%, 02/08/29	140	140,099
4.33%, 09/21/28	778	786,152
Vodafone Group PLC, 4.38%, 05/30/28	35	35,542
		16,722,945
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.50%, 09/15/27	590	585,918
Transportation — 1.5%
Canadian National Railway Co., 6.90%, 07/15/28	652	696,937
Canadian Pacific Railway Co.
4.00%, 06/01/28(a)	10	10,026
4.80%, 03/30/30(a)	300	308,621
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	3,443	3,452,262
CSX Corp.
2.40%, 02/15/30	235	221,765
3.25%, 06/01/27	45	44,719
3.80%, 03/01/28	190	190,134
4.25%, 03/15/29	175	177,209
GXO Logistics, Inc., 6.25%, 05/06/29	476	503,025
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	870	894,391
Norfolk Southern Corp.
3.15%, 06/01/27	25	24,791
3.80%, 08/01/28	10	9,995
Ryder System, Inc.
2.85%, 03/01/27	165	163,375
4.30%, 06/15/27	460	461,903
4.30%, 12/01/30	2,120	2,128,302
4.85%, 06/15/30(a)	790	811,127
4.90%, 12/01/29	165	169,489
4.95%, 09/01/29	739	758,262
5.00%, 03/15/30	625	643,568
5.25%, 06/01/28	205	210,648
5.30%, 03/15/27(a)	165	167,161
5.38%, 03/15/29	1,547	1,604,265
5.50%, 06/01/29	677	705,555
5.65%, 03/01/28	155	159,741
6.30%, 12/01/28	605	640,239
Union Pacific Corp.
2.40%, 02/05/30(a)	1,080	1,021,437
3.00%, 04/15/27	30	29,789
3.70%, 03/01/29(a)	150	149,567
3.95%, 09/10/28(a)	240	241,046
6.63%, 02/01/29	235	254,230
		16,853,579
Trucking & Leasing — 0.4%
GATX Corp.
3.50%, 03/15/28(a)	1,790	1,771,277
Security	Par (000)	Value
Trucking & Leasing (continued)
3.85%, 03/30/27	$55	$54,902
4.55%, 11/07/28(a)	231	233,990
4.70%, 04/01/29	1,677	1,706,964
5.40%, 03/15/27	55	55,785
		3,822,918
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30(a)	130	129,474
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	26	25,697
3.75%, 09/01/28	500	499,401
Essential Utilities, Inc.
2.70%, 04/15/30	20	18,920
3.57%, 05/01/29	285	280,821
4.80%, 08/15/27	175	176,948
United Utilities PLC, 6.88%, 08/15/28	10	10,640
		1,012,427
Total Long-Term Investments — 98.4% (Cost: $1,054,701,017)		1,074,436,077
	Shares
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	51,635,840	51,661,658
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	2,370,000	2,370,000
Total Short-Term Securities — 4.9% (Cost: $54,015,347)		54,031,658
Total Investments — 103.3% (Cost: $1,108,716,364)		1,128,467,735
Liabilities in Excess of Other Assets — (3.3)%		(36,181,282)
Net Assets — 100.0%		$1,092,286,453

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,277,598	$—	$(1,617,680)(a)	$1,230	$510	$51,661,658	51,635,840	$116,776 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,130,000	—	(760,000)(a)	—	—	2,370,000	2,370,000	158,182	—
				$1,230	$510	$54,031,658		$274,958	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,074,436,077	$—	$1,074,436,077
Short-Term Securities
Money Market Funds	54,031,658	—	—	54,031,658
	$54,031,658	$1,074,436,077	$—	$1,128,467,735
See notes to financial statements.
21
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
4.51%, 04/15/32	$100	$102,912
4.30%, 07/15/30	1,000	1,015,169
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,149,588
BA Credit Card Trust, 4.31%, 05/15/30	1,250	1,267,906
Capital One Multi-Asset Execution Trust, 3.82%, 09/15/30	500	502,329
CarMax Auto Owner Trust, 4.47%, 01/15/31	400	407,033
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	100	113,842
4.49%, 06/21/32	940	964,601
Ford Credit Auto Lease Trust, 4.23%, 12/15/28	500	503,220
Ford Credit Floorplan Master Owner Trust A, 4.06%, 09/15/30	250	252,017
GM Financial Consumer Automobile Receivables Trust, 5.28%, 10/16/29	850	870,532
Honda Auto Receivables Owner Trust, 3.98%, 06/17/30	2,250	2,265,396
Hyundai Auto Receivables Trust
4.32%, 10/15/29	1,000	1,007,171
4.40%, 04/15/31	500	506,994
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,435,060
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	400	407,332
Synchrony Card Funding LLC, 4.49%, 05/15/31	300	304,399
Toyota Auto Receivables Owner Trust, 4.34%, 11/15/29	100	100,974
Verizon Master Trust, 4.17%, 08/20/30	1,200	1,205,514
Volkswagen Auto Lease Trust
4.50%, 06/20/28	250	252,412
4.01%, 01/22/29	200	200,648
WF Card Issuance Trust, 4.29%, 10/15/29	1,100	1,110,698
World Omni Auto Receivables Trust, 4.34%, 09/16/30	500	504,905
Total Asset-Backed Securities — 0.3% (Cost: $16,303,205)		16,450,652
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
3.35%, 01/15/63(a)	200	177,675
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	800	790,694
Bank5
5.28%, 08/15/63	500	520,790
5.88%, 08/15/57	500	525,803
6.50%, 12/15/56	433	455,867
BBCMS Mortgage Trust
2.69%, 11/15/54	1,000	910,965
5.02%, 09/15/58	500	516,168
5.12%, 09/15/57	500	518,039
5.48%, 11/15/58	400	416,170
5.72%, 02/15/62	500	539,790
5.83%, 11/15/57(a)	250	267,426
6.00%, 09/15/56(a)	2,000	2,179,993
6.12%, 12/15/55(a)	100	108,901
6.30%, 09/15/56(a)	500	531,737
Series 2018-C2, Class A5, 4.31%, 12/15/51	500	501,784
Series 2020-C7, Class A5, 2.04%, 04/15/53	296	270,961
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BBCMS Trust, 2.27%, 07/15/54	$250	$238,472
Benchmark Mortgage Trust
1.93%, 07/15/53	500	450,959
2.53%, 11/15/54(a)	250	207,810
3.93%, 03/15/52	851	847,485
5.33%, 02/15/58	500	509,226
5.36%, 05/15/55	250	255,181
6.06%, 08/15/57(a)	500	525,532
6.09%, 04/15/57(a)	250	264,265
6.79%, 03/15/57	500	527,457
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	119	118,780
Series 2018-B6, Class AAB, 4.17%, 10/10/51	123	123,144
Series 2019-B11, Class A4, 3.28%, 05/15/52	93	91,156
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,094,875
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	722,238
BMO Mortgage Trust
4.79%, 07/15/54(a)	486	488,283
5.58%, 05/15/58	200	209,900
5.74%, 02/15/57	1,000	1,039,832
5.88%, 09/15/57(a)	200	199,959
5.89%, 11/15/57(a)	303	314,564
6.20%, 11/15/57(a)	928	973,428
CD Mortgage Trust
3.35%, 11/10/49	259	258,469
3.91%, 11/13/50(a)	100	96,316
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	183,978
Series 2019-C7, Class A4, 3.10%, 12/15/72	500	481,582
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	200	198,226
4.45%, 04/15/51(a)	400	391,418
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	250	246,348
Federal Home Loan Mortgage Corp.
4.40%, 06/25/35(a)	1,360	1,379,554
4.94%, 11/25/30(a)	500	522,917
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	1,000	978,415
3.78%, 11/25/32(a)	2,000	1,976,043
4.43%, 02/25/33(a)	2,400	2,459,174
4.57%, 12/25/28	400	407,696
4.65%, 08/25/28(a)	1,000	1,018,633
4.76%, 10/25/34	900	938,783
5.40%, 01/25/29	5,000	5,211,397
5.40%, 01/25/29	1,000	1,040,784
Federal National Mortgage Association-ACES
1.32%, 05/25/30	243	222,779
2.40%, 11/25/31	500	463,722
Freddie Mac Multifamily Structured Pass Through Certificates, 4.66%, 12/25/34(a)	500	517,781
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	294	292,249
Morgan Stanley BAML Trust, 5.64%, 03/15/58	185	194,684
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	890,230
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,150,702
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,994,372
4.67%, 12/15/51(a)	250	246,591
Series 2018-C12, Class ASB, 4.19%, 08/15/51	183	182,415
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	$500	$495,419
5.92%, 11/15/57(a)	500	528,148
6.23%, 01/15/58(a)	500	517,029
Class A4, 2.34%, 08/15/54	460	417,873
Class ASB, 4.17%, 05/15/51	423	422,521
Series 2018-C46, Class AS, 4.38%, 08/15/51	250	247,049
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,931,814
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	964,508
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	121,942
		49,026,870
Total Collateralized Mortgage Obligations — 1.0% (Cost: $48,737,731)		49,026,870
Corporate Bonds & Notes
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,732
Howmet Aerospace, Inc., 5.95%, 02/01/37	45	49,123
L3Harris Technologies, Inc., 5.50%, 08/15/54	55	54,577
Northrop Grumman Corp.
4.90%, 06/01/34	620	636,303
4.95%, 03/15/53	360	331,031
5.20%, 06/01/54(b)	595	567,207
RTX Corp.
1.90%, 09/01/31	45	40,027
2.25%, 07/01/30	699	651,369
2.38%, 03/15/32	35	31,553
3.13%, 07/01/50	246	169,039
3.75%, 11/01/46	257	203,645
4.05%, 05/04/47	292	241,350
4.15%, 05/15/45	255	217,199
4.35%, 04/15/47	337	291,667
4.45%, 11/16/38	350	333,293
4.50%, 06/01/42	520	478,066
4.63%, 11/16/48	259	230,752
4.70%, 12/15/41	122	115,991
4.80%, 12/15/43	200	187,541
4.88%, 10/15/40	205	201,547
5.38%, 02/27/53	95	92,677
5.40%, 05/01/35	145	154,465
5.70%, 04/15/40	120	127,549
6.00%, 03/15/31	20	21,688
6.05%, 06/01/36	100	110,925
6.10%, 03/15/34	35	38,680
6.13%, 07/15/38	270	299,743
6.40%, 03/15/54	75	83,853
7.50%, 09/15/29	45	50,275
		6,021,867
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	185	115,849
2.90%, 03/01/32	50	46,486
3.25%, 03/27/30	328	319,116
3.75%, 09/15/47	174	139,221
4.02%, 04/16/43	43	36,990
4.50%, 08/15/33	165	166,846
4.50%, 03/15/49	95	83,400
4.54%, 03/26/42	102	94,527
Security	Par (000)	Value
Agriculture (continued)
5.38%, 09/15/35	$60	$63,898
5.94%, 10/01/32	267	292,399
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,920	1,786,509
3.75%, 09/25/27	1,004	1,001,708
4.10%, 01/07/28	510	512,478
4.20%, 09/17/29	900	905,624
4.55%, 08/04/30	100	101,596
4.65%, 09/17/34	125	124,339
5.15%, 08/04/35	1,125	1,153,284
		6,944,270
Apparel — 0.0%
Tapestry, Inc.
4.13%, 07/15/27	92	92,036
5.10%, 03/11/30	25	25,791
5.50%, 03/11/35	500	518,386
		636,213
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	580	518,520
2.00%, 03/24/28	330	317,738
2.25%, 01/12/29	580	553,688
3.50%, 02/15/28	50	49,669
4.45%, 10/22/27	145	146,368
4.60%, 04/17/30	115	116,986
4.70%, 01/12/28	30	30,450
4.85%, 10/23/31	60	61,662
4.90%, 07/09/27	100	101,365
4.90%, 01/10/34	330	335,115
5.05%, 07/10/31	10	10,361
Cummins, Inc.
1.50%, 09/01/30	1,314	1,185,863
2.60%, 09/01/50	590	366,964
4.25%, 05/09/28	50	50,535
4.70%, 02/15/31	100	102,892
4.88%, 10/01/43	545	529,335
4.90%, 02/20/29	260	268,230
5.15%, 02/20/34	1,345	1,404,098
5.30%, 05/09/35	100	105,244
5.45%, 02/20/54	3,565	3,557,587
General Motors Co.
5.00%, 04/01/35(b)	145	143,953
5.15%, 04/01/38	165	160,767
5.20%, 04/01/45	294	267,929
5.40%, 04/01/48(b)	220	202,733
5.95%, 04/01/49	210	206,809
6.25%, 10/02/43	265	271,865
6.60%, 04/01/36	276	302,819
6.75%, 04/01/46	189	204,279
General Motors Financial Co., Inc.
2.35%, 01/08/31	290	263,862
2.40%, 10/15/28	50	47,890
2.70%, 06/10/31	345	316,758
3.10%, 01/12/32	220	203,345
3.60%, 06/21/30	135	131,169
4.30%, 04/06/29	235	236,051
4.60%, 01/08/31	35	35,322
5.45%, 09/06/34	5	5,134
5.65%, 01/17/29	50	51,845
5.85%, 04/06/30	25	26,401
23
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.90%, 01/07/35	$10	$10,508
5.95%, 04/04/34	5	5,306
6.40%, 01/09/33	395	429,871
Honda Motor Co. Ltd., 2.97%, 03/10/32	250	231,580
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	332	394,088
		13,962,954
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	714	465,246
3.25%, 03/01/32	255	241,149
4.15%, 05/01/52	365	283,501
4.40%, 10/01/46	79	65,891
5.40%, 03/15/49	137	128,805
5.75%, 09/13/54	225	219,022
BorgWarner, Inc.
4.38%, 03/15/45	146	124,364
5.40%, 08/15/34(b)	35	36,359
Lear Corp.
3.50%, 05/30/30	199	193,010
3.55%, 01/15/52	155	108,149
3.80%, 09/15/27	146	145,681
4.25%, 05/15/29	447	446,969
5.25%, 05/15/49(b)	167	154,190
		2,612,336
Banks — 5.1%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	199,997
5.13%, 03/03/36	200	198,820
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	300	320,819
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	45	52,451
Banco Santander SA
2.75%, 12/03/30	245	225,340
2.96%, 03/25/31	430	401,872
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	245	225,761
3.31%, 06/27/29	85	83,004
3.49%, 05/28/30	20	19,417
3.80%, 02/23/28	130	129,473
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	845	845,418
4.25%, 04/11/27	20	20,036
4.38%, 04/12/28	600	603,509
4.55%, 11/06/30	200	201,575
5.13%, 11/06/35	200	201,120
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	65	67,471
6.03%, 01/17/35	60	64,623
6.35%, 03/14/34	400	431,814
6.61%, 11/07/28	45	47,912
6.92%, 08/08/33	480	533,105
6.94%, 11/07/33	105	121,000
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	120	108,842
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	420	378,566
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	285	273,000
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	260	234,341
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	540	477,064
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	453	425,275
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	220	200,200
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	364	341,999
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	235	174,500
Security	Par (000)	Value
Banks (continued)
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	$485	$449,220
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	394	254,196
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	113	108,238
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	547	505,345
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	652	430,728
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	240	233,278
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	295	234,491
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	560	554,287
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(a)	185	183,919
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(a)	100	99,670
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	445	421,056
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	246	198,129
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	365	364,736
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	311	310,520
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	165	148,305
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	1,186	961,428
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	755	706,963
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	445	447,445
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	583	494,331
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	145	145,634
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	695	609,271
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	930	934,257
4.88%, 04/01/44	411	396,550
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	225	227,781
5.00%, 01/21/44	568	551,903
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	920	945,874
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	330	338,080
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	950	986,266
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	80	81,905
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	305	319,650
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	235	241,312
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	45	47,022
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	330	354,036
5.88%, 02/07/42	354	380,724
6.11%, 01/29/37	575	621,263
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	190	196,773
7.75%, 05/14/38	475	582,025
Series L, 4.18%, 11/25/27	330	330,395
Series L, 4.75%, 04/21/45	55	50,418
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	360	333,982
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	530	386,157
Bank of Montreal
2.65%, 03/08/27	65	64,304
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	70	63,889
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	$1,135	$1,125,057
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	75	75,478
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	160	163,144
5.51%, 06/04/31	75	79,428
5.72%, 09/25/28	75	78,179
Series H, 4.70%, 09/14/27	205	207,549
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	50	50,280
Bank of New York Mellon Corp.(The)
2.50%, 01/26/32	130	119,059
3.00%, 10/30/28	524	511,362
3.25%, 05/16/27	197	196,142
3.30%, 08/23/29	700	684,193
3.40%, 01/29/28	435	432,640
3.85%, 04/28/28	700	702,608
3.85%, 04/26/29	120	120,334
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	80	80,134
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	235	233,214
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	55	55,398
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	85	85,956
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	135	136,647
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	85	87,187
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	110	114,425
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	225	234,087
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	180	187,159
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	125	130,266
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	40	42,123
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	80	86,603
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	285	319,615
Series J, 1.90%, 01/25/29	150	142,342
Bank of Nova Scotia(The)
2.15%, 08/01/31	1,500	1,354,184
2.45%, 02/02/32	340	307,685
2.95%, 03/11/27	1,120	1,111,344
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	150	150,163
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	275	276,481
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	150	150,425
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	610	613,841
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	7,470	7,341,200
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	185	188,140
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	275	278,172
4.85%, 02/01/30	475	488,796
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	310	315,562
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	415	429,801
5.25%, 06/12/28	100	102,995
5.40%, 06/04/27	1,430	1,458,456
5.45%, 08/01/29	565	591,572
5.65%, 02/01/34	500	534,653
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	130	121,424
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	355	326,503
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	755	691,591
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	285	271,267
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	20	16,236
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	400	399,981
4.34%, 01/10/28	275	275,639
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	400	403,037
Security	Par (000)	Value
Banks (continued)
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	$400	$400,463
4.84%, 05/09/28	565	569,259
4.95%, 01/10/47	490	457,002
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	490	498,410
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	395	402,259
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	465	474,094
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	300	299,494
5.25%, 08/17/45	325	316,917
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	305	311,844
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	400	415,094
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	385	392,375
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	335	349,080
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	65	68,768
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	520	544,575
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	385	396,240
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)	220	235,716
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	285	308,012
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	230	255,320
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	300	336,690
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	240	275,393
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	290	279,072
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	300	301,802
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	140	142,051
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	1,125	1,144,203
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	1,140	1,159,933
5.00%, 04/28/28	435	445,017
5.24%, 06/28/27	155	157,831
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	1,035	1,074,001
5.26%, 04/08/29	165	171,126
5.99%, 10/03/28	190	199,335
6.09%, 10/03/33	680	745,244
Capital One NA
2.70%, 02/06/30	235	223,408
4.65%, 09/13/28	485	492,569
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	335	306,786
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	365	341,164
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	30	28,749
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	280	259,004
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	160	158,761
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)	155	154,250
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	682	654,968
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	600	534,787
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	220	219,258
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	171	171,089
4.13%, 07/25/28	316	316,395
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	284	243,336
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	390	391,920
4.45%, 09/29/27	687	691,049
4.65%, 07/30/45	454	414,406
4.65%, 07/23/48	715	638,274
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	25	25,180
25
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.75%, 05/18/46	$150	$133,491
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	335	341,149
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	70	72,111
5.30%, 05/06/44	236	228,897
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	390	391,401
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	35	35,200
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	420	437,484
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	480	499,822
5.88%, 02/22/33	276	296,762
5.88%, 01/30/42	510	539,340
6.00%, 10/31/33	212	228,311
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	130	136,419
6.13%, 08/25/36	70	74,948
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	555	592,491
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	300	329,087
6.63%, 01/15/28	385	404,411
6.63%, 06/15/32	512	569,521
6.68%, 09/13/43	186	209,834
8.13%, 07/15/39	649	835,430
Citizens Financial Group, Inc.
3.25%, 04/30/30	125	120,184
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	205	210,549
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	35	38,709
Cooperatieve Rabobank UA
5.25%, 05/24/41	166	168,076
5.25%, 08/04/45	187	178,662
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	500	463,400
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	695	667,447
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	10	9,517
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	35	32,765
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	190	191,578
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	90	90,271
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	215	218,965
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	375	382,915
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	150	154,896
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	150	153,263
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	500	512,387
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	5	5,206
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	215	224,751
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	380	404,670
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	200	220,008
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	35	34,590
8.25%, 03/01/38	201	249,037
Fifth Third Financial Corp., 4.00%, 02/01/29	364	363,743
Goldman Sachs Capital I, 6.35%, 02/15/34	105	112,955
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	320	286,277
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	585	527,514
2.60%, 02/07/30	10	9,454
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	427	392,072
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	160	145,607
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	150	110,929
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	710	658,299
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	282	217,269
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	60	47,042
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)	332	330,556
Security	Par (000)	Value
Banks (continued)
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	$637	$633,289
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	750	677,758
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	1,840	1,840,538
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	710	710,320
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	750	751,870
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	710	710,004
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	539	501,389
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	1,850	1,861,247
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	75	76,164
4.75%, 10/21/45	636	576,370
4.80%, 07/08/44	595	549,415
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	705	701,878
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	430	434,866
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	335	343,573
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	1,230	1,238,299
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	235	243,355
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	675	695,155
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	650	645,240
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	365	381,846
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	1,850	1,840,362
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	90	94,019
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	245	248,450
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	205	218,713
6.13%, 02/15/33	795	870,765
6.25%, 02/01/41	545	595,890
6.45%, 05/01/36	249	274,309
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	220	245,234
6.75%, 10/01/37	731	819,207
HSBC Bank USA N.A
5.63%, 08/15/35	15	15,760
5.88%, 11/01/34	365	391,003
7.00%, 01/15/39	650	764,690
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	500	477,669
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	190	174,884
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	785	724,339
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	315	297,166
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	135	124,218
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	1,020	1,013,074
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(a)	680	680,218
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	645	651,185
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	200	202,244
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	475	479,068
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	35	35,062
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	205	208,201
4.95%, 03/31/30	700	721,650
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	200	206,242
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	200	202,011
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	200	207,157
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	200	207,277
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	50	52,214
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	445	461,684
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	345	366,343
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	35	37,086
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	$200	$212,663
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	5	5,247
6.10%, 01/14/42	585	638,671
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	365	398,668
6.50%, 05/02/36	190	206,582
6.50%, 09/15/37	410	455,669
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	390	423,220
6.80%, 06/01/38	55	61,626
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	200	210,663
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	285	326,010
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	200	235,881
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	145	127,952
2.55%, 02/04/30	574	540,334
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	65	65,405
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	202	206,112
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	25	25,877
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	50	52,589
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	235	236,612
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	485	450,436
3.95%, 03/29/27	945	945,893
4.05%, 04/09/29	260	260,184
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	215	212,742
4.55%, 10/02/28	290	293,808
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	200	203,292
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	365	376,279
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	1,030	1,066,112
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	1,115	1,167,095
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	1,460	1,529,306
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	130	141,502
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	175	156,762
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	175	156,937
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	260	243,928
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	275	250,413
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	247	227,671
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	326	311,653
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	75	71,305
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	575	532,840
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	263	208,160
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	753	516,294
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	715	510,966
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	542	537,406
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(a)	285	283,296
3.63%, 12/01/27	90	89,552
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	295	291,970
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	593	537,166
Security	Par (000)	Value
Banks (continued)
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	$416	$334,238
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	641	522,388
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	482	482,015
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	375	310,225
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	550	552,297
4.25%, 10/01/27	290	292,030
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	584	501,733
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	810	818,449
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	292	296,029
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	637	642,767
4.85%, 02/01/44	506	485,141
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	1,140	1,169,180
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	530	537,638
4.95%, 06/01/45	247	234,353
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	610	632,861
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	335	348,844
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	650	680,229
5.40%, 01/06/42	405	414,771
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	555	583,431
5.50%, 10/15/40	400	421,243
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	320	337,794
5.60%, 07/15/41	500	522,918
5.63%, 08/16/43	45	46,379
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	545	577,747
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	320	342,257
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	555	610,061
6.40%, 05/15/38	620	705,531
8.75%, 09/01/30	795	938,963
KeyBank N.A., 4.90%, 08/08/32	95	95,334
Keybank National Association, 3.90%, 04/13/29	107	105,871
KeyCorp, 2.55%, 10/01/29	355	337,057
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,113	742,783
0.00%, 06/29/37(c)	825	520,488
0.75%, 09/30/30	1,410	1,246,380
1.75%, 09/14/29	1,061	1,001,621
2.88%, 04/03/28	2,762	2,732,043
3.00%, 05/20/27	230	228,688
3.75%, 02/15/28	1,995	2,007,581
3.75%, 07/15/30	120	121,164
4.63%, 03/18/30	255	265,866
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	40	35,617
Series 37, 2.50%, 11/15/27	195	191,954
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	10	7,571
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	300	298,012
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	200	200,965
4.34%, 01/09/48	400	338,985
4.38%, 03/22/28	300	302,403
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	385	386,575
4.55%, 08/16/28	840	851,633
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	200	203,294
27
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	$200	$198,746
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	130	133,070
5.30%, 12/01/45	160	154,318
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	335	352,269
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	200	201,990
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	355	375,684
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	200	209,810
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	305	315,999
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	260	273,759
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	455	534,120
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	245	221,778
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	265	240,734
2.56%, 02/25/30	10	9,445
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	425	391,037
3.20%, 07/18/29	260	253,117
3.29%, 07/25/27	340	337,846
3.74%, 03/07/29	190	189,234
3.75%, 07/18/39	395	350,448
3.96%, 03/02/28	5	5,012
4.05%, 09/11/28	140	140,660
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	25	25,036
4.15%, 03/07/39(b)	209	196,448
4.29%, 07/26/38	220	211,093
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	45	44,743
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	155	160,740
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	205	210,299
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	110	115,747
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	360	369,853
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	120	126,428
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	10	10,565
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	60	54,476
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	285	256,473
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	30	27,605
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	270	243,199
2.56%, 09/13/31	235	213,207
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)	202	189,513
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	145	139,082
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	237	229,792
3.17%, 09/11/27	185	183,267
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	10	9,753
4.02%, 03/05/28	260	261,139
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	499	501,603
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	200	201,074
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	385	392,616
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	200	202,610
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	425	440,372
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	200	207,897
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	50	52,273
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	200	211,590
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	225	238,169
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	115	119,135
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	200	213,789
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	195	208,311
Security	Par (000)	Value
Banks (continued)
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	$220	$235,032
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	315	327,576
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	595	526,743
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	200	177,436
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	560	502,139
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	115	101,757
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	575	521,166
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	292	276,098
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	475	304,433
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	370	340,682
3.59%, 07/22/28(a)	752	747,585
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	384	375,377
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	750	746,935
3.95%, 04/23/27	510	509,795
3.97%, 07/22/38(a)	860	780,725
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	20	20,037
4.30%, 01/27/45	840	732,123
4.38%, 01/22/47	662	574,838
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	297	299,588
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	735	696,158
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	200	201,027
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	335	340,383
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	45	45,835
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	30	30,542
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	140	143,898
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	225	226,898
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	130	132,672
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	395	403,872
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	250	258,875
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	195	201,888
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	370	382,941
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	560	573,720
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	65	64,668
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	265	274,190
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	380	396,776
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	140	144,361
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	285	297,824
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	295	294,371
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	250	262,737
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	383	387,238
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	55	57,444
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	125	132,096
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	755	806,190
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	420	442,080
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	435	458,877
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	360	372,992
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	315	346,228
6.38%, 07/24/42	596	665,407
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	140	157,048
7.25%, 04/01/32	845	978,335
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	205	205,255
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	170	169,112
Morgan Stanley Bank N.A., 5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	250	254,733
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	$250	$250,873
4.50%, 10/10/29	4,160	4,225,679
5.60%, 12/18/28	4,065	4,241,525
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	470	437,621
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	185	183,062
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	764	769,837
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	550	559,556
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	950	974,169
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	200	203,149
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	255	271,085
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	205	213,534
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	200	198,678
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	220	231,971
Northern Trust Corp.
3.15%, 05/03/29	1,096	1,075,565
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	125	123,732
3.65%, 08/03/28	664	663,969
6.13%, 11/02/32	50	54,705
PNC Bank N.A.
3.10%, 10/25/27	360	356,072
3.25%, 01/22/28	215	213,211
4.05%, 07/26/28	250	250,267
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	250	251,638
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	55	50,100
2.55%, 01/22/30	550	521,386
3.15%, 05/19/27	245	243,143
3.45%, 04/23/29	718	710,416
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	75	74,834
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	240	245,255
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	250	256,672
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	295	304,349
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	240	249,160
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	135	138,398
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	80	82,866
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	415	432,208
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	170	171,659
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	105	109,631
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	386	399,717
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	155	163,262
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	240	254,479
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	255	275,335
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	245	265,937
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	425	482,449
Regions Banks, 6.45%, 06/26/37	268	293,511
Regions Financial Corp.
1.80%, 08/12/28	165	156,446
7.38%, 12/10/37	278	324,968
Royal Bank of Canada
2.30%, 11/03/31	10	9,129
3.63%, 05/04/27	285	284,597
3.88%, 05/04/32	205	201,347
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	290	290,334
4.24%, 08/03/27	575	578,692
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	285	286,695
Security	Par (000)	Value
Banks (continued)
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	$45	$45,449
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	95	96,813
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	75	76,616
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)	100	100,891
4.90%, 01/12/28	510	520,743
4.95%, 02/01/29	275	283,705
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	95	96,895
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	105	107,964
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(b)	100	103,177
5.00%, 02/01/33	620	642,958
5.00%, 05/02/33	390	404,695
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	100	103,669
5.15%, 02/01/34	220	231,517
5.20%, 08/01/28	335	345,165
6.00%, 11/01/27	385	398,628
Santander Holdings USA, Inc.
4.40%, 07/13/27	1,272	1,273,991
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	70	72,014
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	175	178,856
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	225	233,986
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	65	67,839
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	70	75,412
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	45	46,864
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	87	90,913
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	75	84,648
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	155	143,880
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	440	438,059
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	200	200,656
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	15	15,267
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(a)	200	200,147
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	90	94,434
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	65	67,803
State Street Corp.
2.40%, 01/24/30	995	946,004
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	85	77,335
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	363	346,688
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	317	319,064
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	20	19,735
4.54%, 02/28/28	55	55,870
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	40	40,873
4.73%, 02/28/30	50	51,383
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	125	124,791
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	15	15,292
4.83%, 04/24/30	50	51,519
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	20	20,586
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	20	20,753
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	60	62,719
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	1,055	940,435
1.90%, 09/17/28	605	574,876
2.13%, 07/08/30	1,030	947,872
2.14%, 09/23/30	55	50,339
29
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.30%, 01/12/41	$510	$366,076
2.47%, 01/14/29	55	52,847
2.72%, 09/27/29	115	109,962
2.75%, 01/15/30	215	204,766
3.04%, 07/16/29	565	547,001
3.35%, 10/18/27	322	320,185
3.36%, 07/12/27	283	281,356
3.54%, 01/17/28	190	188,934
3.94%, 07/19/28	175	175,407
4.11%, 01/15/29	200	200,804
4.31%, 10/16/28	313	316,077
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	200	202,093
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	215	217,522
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	505	522,447
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	150	150,649
5.42%, 07/09/31	125	131,657
5.52%, 01/13/28	245	252,431
5.56%, 07/09/34	535	566,146
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	200	203,796
5.63%, 01/15/35	740	789,967
5.71%, 01/13/30	10	10,573
5.77%, 01/13/33	410	439,888
5.78%, 07/13/33	250	269,207
5.80%, 07/13/28	205	213,531
5.81%, 09/14/33	140	151,033
5.85%, 07/13/30	200	213,417
Synchrony Bank, 5.63%, 08/23/27	620	631,588
Toronto-Dominion Bank(The)
2.00%, 09/10/31	190	171,340
2.45%, 01/12/32	125	113,368
3.20%, 03/10/32	70	65,934
4.41%, 01/13/31	25	25,296
4.46%, 06/08/32	375	377,797
4.78%, 12/17/29	90	92,599
4.81%, 06/03/30	200	205,559
4.93%, 10/15/35	50	50,432
4.99%, 04/05/29	110	113,242
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	75	76,549
5.16%, 01/10/28	480	490,840
5.30%, 01/30/32	160	168,242
5.52%, 07/17/28	555	574,994
Truist Bank, 2.25%, 03/11/30	250	231,054
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	470	473,999
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	185	189,683
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	100	105,879
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	215	230,026
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	400	354,032
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	70	63,683
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	75	75,857
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	295	299,256
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	160	162,826
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	75	75,723
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	110	116,878
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	235	244,177
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	93	99,667
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	250	269,360
UBS AG/London, 5.65%, 09/11/28	1,360	1,418,013
UBS AG/Stamford CT, 5.00%, 07/09/27	40	40,685
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	$1,110	$865,807
4.40%, 06/14/46	715	601,427
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	20	17,235
4.65%, 11/04/44	215	188,966
4.75%, 12/07/46	565	499,722
4.90%, 11/17/45	55	49,533
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	250	228,573
5.61%, 01/15/44	325	323,348
5.95%, 12/01/86	740	783,937
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	200	183,743
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	360	329,612
3.35%, 03/08/27	338	336,947
3.40%, 01/25/28	1,002	997,594
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	214	212,159
4.42%, 07/24/39	10	9,348
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	70	73,017
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	25	26,169
		237,925,455
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,137	1,139,394
4.90%, 02/01/46	1,355	1,274,185
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	100	92,054
4.70%, 02/01/36	945	948,410
4.90%, 02/01/46	418	390,895
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	665	655,316
4.38%, 04/15/38	519	499,292
4.44%, 10/06/48	470	412,240
4.60%, 04/15/48	5	4,496
4.75%, 01/23/29	486	497,517
4.75%, 04/15/58	220	196,154
4.90%, 01/23/31	448	466,538
4.95%, 01/15/42	362	351,444
5.00%, 06/15/34	160	166,475
5.45%, 01/23/39	403	422,553
5.55%, 01/23/49	708	712,377
5.80%, 01/23/59	400	415,109
5.88%, 06/15/35	205	225,698
8.00%, 11/15/39	104	134,726
8.20%, 01/15/39	325	423,420
Brown-Forman Corp.
4.00%, 04/15/38	63	57,891
4.50%, 07/15/45	264	235,172
Coca-Cola Co.(The)
1.00%, 03/15/28	460	437,480
1.38%, 03/15/31	645	572,103
1.65%, 06/01/30	371	339,912
2.00%, 03/05/31	245	224,460
2.13%, 09/06/29	135	128,213
2.25%, 01/05/32	300	273,438
2.50%, 06/01/40	422	320,201
2.50%, 03/15/51	120	73,840
2.60%, 06/01/50	493	312,862
2.75%, 06/01/60	204	122,009
2.90%, 05/25/27	290	287,614
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.00%, 03/05/51	$170	$115,749
3.45%, 03/25/30	30	29,659
4.20%, 03/25/50	330	283,466
4.65%, 08/14/34	135	139,561
5.00%, 05/13/34	120	126,292
5.20%, 01/14/55	240	235,197
5.30%, 05/13/54	60	59,600
5.40%, 05/13/64	245	242,295
Constellation Brands, Inc.
3.75%, 05/01/50	106	79,924
4.10%, 02/15/48	90	72,489
4.50%, 05/09/47	127	109,171
5.25%, 11/15/48	106	99,818
Diageo Capital PLC
2.00%, 04/29/30	955	879,681
2.13%, 04/29/32	1,515	1,334,463
2.38%, 10/24/29	3,150	2,982,650
3.88%, 05/18/28	915	916,806
3.88%, 04/29/43	2,510	2,097,688
5.30%, 10/24/27	885	905,798
5.63%, 10/05/33	635	680,635
Diageo Investment Corp.
4.25%, 05/11/42(b)	1,615	1,432,553
7.45%, 04/15/35	360	436,349
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	30	22,735
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	139	133,053
3.43%, 06/15/27	135	133,986
3.80%, 05/01/50	222	163,783
4.05%, 04/15/32	290	282,028
4.35%, 05/15/28	25	25,137
4.42%, 12/15/46	50	41,568
4.50%, 11/15/45	69	58,962
4.50%, 04/15/52	260	214,936
4.60%, 05/25/28	325	328,217
4.60%, 05/15/30	25	25,244
5.09%, 05/25/48	35	31,850
5.10%, 03/15/27	100	101,053
5.15%, 05/15/35	25	25,316
5.30%, 03/15/34	125	128,630
Molson Coors Beverage Co.
4.20%, 07/15/46	550	446,921
5.00%, 05/01/42	407	381,226
PepsiCo, Inc.
1.95%, 10/21/31	55	49,386
2.63%, 07/29/29	835	804,835
2.75%, 03/19/30	194	185,947
2.88%, 10/15/49	90	60,702
3.38%, 07/29/49	175	129,327
3.50%, 03/19/40	25	21,556
3.63%, 03/19/50	276	212,754
3.88%, 03/19/60	55	42,594
3.90%, 07/18/32	70	69,464
4.00%, 03/05/42	305	267,841
4.00%, 05/02/47	195	163,407
4.20%, 07/18/52	25	21,001
4.45%, 05/15/28	105	106,670
4.45%, 02/15/33	50	51,280
4.45%, 04/14/46	95	86,035
4.50%, 07/17/29	50	51,173
Security	Par (000)	Value
Beverages (continued)
4.65%, 02/15/53	$45	$40,558
4.80%, 07/17/34	45	46,528
4.88%, 11/01/40	345	344,979
5.25%, 07/17/54	45	44,680
5.50%, 01/15/40	10	10,643
7.00%, 03/01/29	20	21,848
		31,451,185
Biotechnology — 0.4%
Amgen, Inc.
2.30%, 02/25/31	430	395,187
2.45%, 02/21/30	731	689,463
2.77%, 09/01/53	240	146,283
3.00%, 01/15/52	235	156,848
3.15%, 02/21/40	240	192,782
3.20%, 11/02/27	757	749,769
3.38%, 02/21/50	360	261,978
4.20%, 03/01/33	420	414,661
4.20%, 02/22/52	190	153,651
4.40%, 05/01/45	540	471,607
4.40%, 02/22/62	305	243,764
4.56%, 06/15/48	464	404,834
4.66%, 06/15/51	518	452,754
4.88%, 03/01/53	95	84,699
4.95%, 10/01/41	235	225,724
5.15%, 11/15/41	197	193,125
5.25%, 03/02/33	740	774,461
5.65%, 06/15/42	230	237,846
5.65%, 03/02/53	485	484,037
5.75%, 03/15/40	55	58,283
5.75%, 03/02/63	425	420,595
6.38%, 06/01/37	250	281,274
6.40%, 02/01/39	190	212,695
Baxalta, Inc., 5.25%, 06/23/45	255	248,097
Biogen, Inc.
2.25%, 05/01/30	460	426,577
3.15%, 05/01/50	312	205,289
3.25%, 02/15/51	185	122,714
5.05%, 01/15/31	30	31,117
5.20%, 09/15/45	482	451,717
5.75%, 05/15/35	25	26,649
6.45%, 05/15/55	10	10,686
Gilead Sciences, Inc.
1.20%, 10/01/27	1,850	1,779,427
1.65%, 10/01/30	605	546,952
2.80%, 10/01/50	351	225,292
2.95%, 03/01/27	923	916,318
4.00%, 09/01/36	484	456,239
4.15%, 03/01/47	580	486,926
4.50%, 02/01/45	445	397,542
4.60%, 09/01/35	555	554,236
4.75%, 03/01/46	546	499,874
4.80%, 11/15/29	150	154,582
4.80%, 04/01/44	573	536,017
5.10%, 06/15/35	380	393,199
5.25%, 10/15/33	405	427,398
5.50%, 11/15/54	155	154,427
5.55%, 10/15/53	150	150,879
5.60%, 11/15/64	135	135,262
5.65%, 12/01/41	490	513,253
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	109	67,478
31
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
4.45%, 03/25/31	$25	$25,137
5.20%, 09/25/35	25	25,392
5.40%, 09/02/34	25	25,848
5.90%, 09/02/54	265	266,041
5.95%, 09/25/55	75	75,796
		18,042,681
Building Materials — 0.7%
Carlisle Companies, Inc.
2.75%, 03/01/30	152	144,252
3.75%, 12/01/27	5	4,984
Carrier Global Corp.
2.70%, 02/15/31	660	617,695
2.72%, 02/15/30	840	798,203
3.38%, 04/05/40	130	106,454
3.58%, 04/05/50	446	334,111
5.90%, 03/15/34	469	506,899
6.20%, 03/15/54	51	56,069
CRH America Finance, Inc.
4.40%, 02/09/31	225	226,597
5.00%, 02/09/36	215	217,588
5.40%, 05/21/34	2,400	2,508,176
5.50%, 01/09/35	460	483,901
5.60%, 02/09/56	170	169,975
5.88%, 01/09/55	1,550	1,607,895
CRH SMW Finance DAC
5.13%, 01/09/30	1,720	1,780,278
5.20%, 05/21/29	2,400	2,485,937
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	577	558,939
4.00%, 03/25/32	995	966,560
4.50%, 03/25/52	305	247,965
5.88%, 06/01/33	1,002	1,072,052
Johnson Controls International PLC
4.50%, 02/15/47	137	120,876
4.63%, 07/02/44	75	67,861
4.95%, 07/02/64(d)	50	44,561
5.13%, 09/14/45	34	32,215
6.00%, 01/15/36	425	464,252
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,220	1,103,666
2.00%, 09/16/31	665	592,703
4.90%, 12/01/32	195	200,366
5.50%, 04/19/29	130	135,953
Lennox International, Inc.
1.70%, 08/01/27	555	537,986
5.50%, 09/15/28	275	284,509
Martin Marietta Materials, Inc.
3.20%, 07/15/51	245	166,328
4.25%, 12/15/47	147	123,280
5.15%, 12/01/34	75	77,370
5.50%, 12/01/54	260	255,106
Owens Corning
3.95%, 08/15/29	361	359,699
4.30%, 07/15/47	145	120,206
4.40%, 01/30/48	185	156,592
5.70%, 06/15/34	60	63,621
5.95%, 06/15/54(b)	395	408,394
7.00%, 12/01/36	231	265,517
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
3.80%, 03/21/29	$730	$730,253
4.50%, 03/21/49	1,160	1,023,801
4.65%, 11/01/44	372	343,941
5.10%, 06/13/34	2,330	2,427,948
5.25%, 03/03/33	1,335	1,404,552
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,785	1,788,716
4.30%, 02/21/48	485	421,073
5.75%, 06/15/43	1,764	1,877,120
Vulcan Materials Co.
4.50%, 06/15/47	154	134,134
4.70%, 03/01/48	125	111,936
5.35%, 12/01/34	25	26,060
5.70%, 12/01/54	125	125,805
		30,890,930
Chemicals — 0.3%
Albemarle Corp., 5.45%, 12/01/44	190	178,849
Dow Chemical Co.(The)
3.60%, 11/15/50	175	114,521
4.25%, 10/01/34	435	402,171
4.38%, 11/15/42	222	175,558
4.63%, 10/01/44	167	134,832
4.80%, 11/30/28	75	76,220
4.80%, 01/15/31	50	49,892
4.80%, 05/15/49	219	170,818
5.15%, 02/15/34	280	278,807
5.25%, 11/15/41	65	58,348
5.35%, 03/15/35	25	24,841
5.55%, 11/30/48	180	157,559
5.60%, 02/15/54	100	86,469
5.65%, 03/15/36(b)	75	75,104
5.95%, 03/15/55	75	67,865
6.30%, 03/15/33	90	95,701
6.90%, 05/15/53(b)	75	76,883
7.38%, 11/01/29	20	21,979
9.40%, 05/15/39	130	167,013
DuPont de Nemours, Inc.
4.73%, 11/15/28(b)	100	101,582
4.73%, 11/15/28(e)	205	207,799
5.32%, 11/15/38	433	438,565
5.42%, 11/15/48(b)	76	72,546
Ecolab, Inc.
1.30%, 01/30/31	320	281,710
2.13%, 02/01/32	120	107,608
2.70%, 12/15/51	135	84,678
3.25%, 12/01/27	1,431	1,422,410
3.95%, 12/01/47	75	62,474
4.80%, 03/24/30	826	850,845
5.00%, 09/01/35	155	160,073
5.50%, 12/08/41	40	42,358
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	75	62,324
4.45%, 09/26/28	690	695,033
5.00%, 09/26/48	156	140,890
LYB International Finance BV
4.88%, 03/15/44	295	247,213
5.25%, 07/15/43	168	147,215
LYB International Finance II BV, 3.50%, 03/02/27	20	19,885
LYB International Finance III LLC
3.63%, 04/01/51	230	150,302
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.80%, 10/01/60	$440	$278,920
4.20%, 10/15/49	192	139,253
4.20%, 05/01/50	115	82,933
5.50%, 03/01/34(b)	145	146,029
5.63%, 05/15/33	270	275,735
LyondellBasell Industries NV, 4.63%, 02/26/55	270	208,412
Mosaic Co.(The)
4.05%, 11/15/27	110	110,107
4.88%, 11/15/41	15	13,796
5.45%, 11/15/33(b)	290	301,135
5.63%, 11/15/43	125	122,290
Nutrien Ltd.
4.13%, 03/15/35	350	329,558
4.90%, 06/01/43	120	110,858
5.00%, 04/01/49	103	94,102
5.25%, 03/12/32	150	156,619
5.25%, 01/15/45	128	123,110
5.40%, 06/21/34	65	67,800
5.63%, 12/01/40	173	176,280
5.80%, 03/27/53	215	219,186
5.88%, 12/01/36	75	79,797
6.13%, 01/15/41	60	64,155
PPG Industries, Inc.
2.80%, 08/15/29	179	172,915
3.75%, 03/15/28	505	504,105
4.38%, 03/15/31	150	150,737
Sherwin-Williams Co.(The)
2.20%, 03/15/32	120	106,496
3.30%, 05/15/50	115	80,305
3.80%, 08/15/49	205	156,161
4.00%, 12/15/42	73	61,265
4.50%, 08/15/30	50	50,754
4.50%, 06/01/47	374	323,270
4.55%, 08/01/45	170	149,590
5.15%, 08/15/35	50	51,379
		12,615,992
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/30	5,406	4,824,798
1.70%, 05/15/28	5,310	5,086,662
4.45%, 09/09/34	125	124,789
4.75%, 05/08/32	175	180,565
Block Financial LLC, 3.88%, 08/15/30	472	449,177
Moody's Corp.
3.10%, 11/29/61	90	55,751
3.25%, 01/15/28	100	98,858
3.25%, 05/20/50	124	85,997
3.75%, 02/25/52	80	60,599
4.25%, 02/01/29	65	65,667
4.25%, 08/08/32	15	14,957
4.88%, 12/17/48	159	143,041
5.25%, 07/15/44	230	225,603
PayPal Holdings, Inc.
2.85%, 10/01/29	145	139,822
3.25%, 06/01/50	346	240,268
5.05%, 06/01/52	115	103,025
5.25%, 06/01/62	85	77,702
Quanta Services, Inc.
2.35%, 01/15/32	340	303,691
2.90%, 10/01/30	710	671,176
4.75%, 08/09/27	25	25,269
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 08/09/34	$25	$25,903
RELX Capital, Inc.
3.00%, 05/22/30	1,825	1,742,238
4.00%, 03/18/29	2,488	2,485,683
4.75%, 03/27/30	100	102,032
4.75%, 05/20/32	75	76,399
5.25%, 03/27/35	225	231,582
S&P Global, Inc.
2.30%, 08/15/60	250	128,584
2.50%, 12/01/29	165	156,744
3.25%, 12/01/49	308	218,240
3.90%, 03/01/62	180	135,802
4.25%, 01/15/31(e)	110	110,376
4.80%, 12/04/35(e)	60	60,109
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	975	903,292
Verisk Analytics, Inc.
4.13%, 03/15/29	40	40,116
5.13%, 03/15/36	25	24,950
5.25%, 03/15/35	25	25,395
5.50%, 06/15/45	26	25,152
		19,470,014
Computers — 0.5%
Apple, Inc.
2.55%, 08/20/60	893	502,130
2.65%, 05/11/50	378	240,265
2.65%, 02/08/51	230	144,729
2.70%, 08/05/51	315	199,799
2.80%, 02/08/61	240	142,871
2.85%, 08/05/61	245	147,302
2.95%, 09/11/49	394	269,223
3.75%, 09/12/47	225	180,533
3.75%, 11/13/47	226	181,404
3.85%, 05/04/43	507	434,655
3.95%, 08/08/52	110	88,501
4.10%, 08/08/62	310	246,873
4.25%, 02/09/47	240	208,596
4.65%, 02/23/46	5	4,657
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	57,415
5.40%, 04/15/34	55	56,956
8.10%, 07/15/36	140	170,010
8.35%, 07/15/46	138	176,576
Dell, Inc., 6.50%, 04/15/38	35	38,016
DXC Technology Co., 2.38%, 09/15/28	100	94,310
Gartner, Inc., 5.60%, 11/20/35	510	488,498
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	200	200,332
4.15%, 09/15/28	195	195,436
4.40%, 09/25/27	1,585	1,594,331
4.40%, 10/15/30	200	200,263
4.55%, 10/15/29	640	647,746
4.85%, 10/15/31	450	456,434
5.00%, 10/15/34	290	286,795
5.25%, 07/01/28	625	641,530
5.60%, 10/15/54	145	133,425
6.20%, 10/15/35(b)	586	634,971
6.35%, 10/15/45	1,260	1,294,915
HP, Inc.
3.40%, 06/17/30	50	48,071
4.20%, 04/15/32	235	227,937
33
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.75%, 01/15/28	$40	$40,489
5.40%, 04/25/30	75	77,747
5.50%, 01/15/33(b)	305	313,344
6.00%, 09/15/41(b)	477	477,855
6.10%, 04/25/35(b)	40	42,740
IBM International Capital Pte Ltd., 5.30%, 02/05/54	85	79,188
International Business Machines Corp.
3.43%, 02/09/52	185	127,361
3.50%, 05/15/29	1,450	1,428,769
4.00%, 02/03/29	200	200,713
4.00%, 06/20/42	260	218,896
4.15%, 05/15/39	192	172,163
4.25%, 05/15/49	511	413,002
4.30%, 02/03/31	200	201,145
4.60%, 02/03/33	200	201,556
4.65%, 02/10/28	200	202,988
4.70%, 02/19/46	20	17,762
4.90%, 07/27/52	90	79,411
4.95%, 02/03/36	300	299,373
5.10%, 02/06/53	90	81,664
5.20%, 02/10/35	195	201,272
5.60%, 11/30/39	261	271,361
5.70%, 02/10/55	200	196,985
5.80%, 02/03/56	215	215,252
5.88%, 11/29/32	710	769,386
6.22%, 08/01/27	425	439,238
6.50%, 01/15/28	392	410,825
Leidos, Inc.
2.30%, 02/15/31	545	494,855
4.38%, 05/15/30	781	783,572
5.00%, 03/15/36	50	49,884
NetApp, Inc.
2.38%, 06/22/27	230	225,266
2.70%, 06/22/30	1,415	1,327,077
5.50%, 03/17/32	230	239,715
5.70%, 03/17/35	760	791,940
Teledyne FLIR LLC, 2.50%, 08/01/30	790	740,175
		22,468,474
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	351	282,989
4.00%, 08/15/45	373	326,672
4.60%, 03/01/33	36	37,182
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	132	90,085
4.38%, 06/15/45	82	70,701
6.00%, 05/15/37	50	55,207
Kenvue, Inc.
4.85%, 05/22/32	25	25,847
5.05%, 03/22/53	70	65,231
5.20%, 03/22/63	250	232,177
Procter & Gamble Co.(The)
2.85%, 08/11/27	450	445,905
3.60%, 03/25/50	130	102,139
4.05%, 05/01/30	175	177,067
4.10%, 11/03/32	50	50,278
4.35%, 11/03/35	50	49,804
4.60%, 05/01/35	175	178,731
5.55%, 03/05/37	341	373,540
5.80%, 08/15/34	235	260,085
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.75%, 08/12/31	$555	$494,468
2.90%, 05/05/27	190	188,519
3.50%, 03/22/28	480	478,573
4.25%, 08/12/27	100	100,833
4.63%, 08/12/34	100	101,585
5.00%, 12/08/33	590	618,933
5.90%, 11/15/32	510	563,251
Series 30Y, 2.63%, 08/12/51	395	251,562
		5,621,364
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	1,860	1,910,405
6.25%, 06/15/33	2,045	2,167,518
WW Grainger, Inc.
3.75%, 05/15/46	156	127,118
4.20%, 05/15/47	179	154,589
4.45%, 09/15/34	1,215	1,218,395
4.60%, 06/15/45	272	251,199
		5,829,224
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	617	599,970
3.30%, 01/30/32	917	856,606
3.40%, 10/29/33	550	501,830
3.65%, 07/21/27	465	463,210
3.85%, 10/29/41	215	178,824
3.88%, 01/23/28	390	389,026
4.63%, 10/15/27	690	696,241
4.95%, 09/10/34	90	90,211
5.30%, 01/19/34	195	200,633
5.75%, 06/06/28	150	155,382
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	155	163,549
Affiliated Managers Group, Inc., 3.30%, 06/15/30	80	76,894
Air Lease Corp.
2.88%, 01/15/32	295	267,554
3.00%, 02/01/30	232	219,634
3.25%, 10/01/29	182	175,578
3.63%, 04/01/27	345	343,545
3.63%, 12/01/27	224	222,475
4.63%, 10/01/28	332	334,735
Ally Financial, Inc.
7.10%, 11/15/27	110	115,196
8.00%, 11/01/31	644	731,136
American Express Co.
4.05%, 12/03/42	655	571,580
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	90	90,887
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	125	123,822
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	235	240,314
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	150	153,144
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	225	232,514
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	500	518,411
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	240	250,024
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	135	141,020
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	90	94,415
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	300	317,513
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	$430	$459,264
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	50	54,729
American Express Credit Corp., 3.30%, 05/03/27	780	775,753
Ameriprise Financial, Inc.
4.50%, 05/13/32	60	60,596
5.15%, 05/15/33	255	264,392
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	15	14,418
Brookfield Capital Finance LLC, 6.09%, 06/14/33	560	594,163
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	780	688,059
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	185	125,182
Brookfield Finance, Inc.
3.50%, 03/30/51	125	85,741
3.63%, 02/15/52	80	55,824
3.90%, 01/25/28	675	673,758
4.35%, 04/15/30	252	252,191
4.70%, 09/20/47	300	257,416
4.85%, 03/29/29	585	595,255
5.68%, 01/15/35	295	304,399
5.97%, 03/04/54	120	119,480
6.35%, 01/05/34	510	552,565
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	215	189,473
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	310	280,860
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	195	190,189
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	75	75,580
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	215	217,127
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	660	658,407
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	95	98,072
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	335	343,497
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	75	75,660
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	100	102,524
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	180	189,951
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	30	31,201
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	170	177,756
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	175	189,763
6.70%, 11/29/32	230	255,791
7.96%, 11/02/34, (1-day SOFR + 3.37%)(a)	295	347,166
Cboe Global Markets, Inc.
1.63%, 12/15/30	195	174,326
3.00%, 03/16/32	870	813,409
Charles Schwab Corp.(The)
2.90%, 03/03/32	395	364,955
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	180	193,258
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	125	136,414
Eaton Vance Corp., 3.50%, 04/06/27	1,065	1,061,770
Intercontinental Exchange, Inc.
1.85%, 09/15/32	255	219,613
3.00%, 06/15/50	270	178,170
3.00%, 09/15/60	450	269,538
3.10%, 09/15/27	55	54,454
3.75%, 09/21/28	124	123,565
3.95%, 12/01/28	70	70,159
4.20%, 03/15/31	75	75,492
4.25%, 09/21/48	341	284,445
4.60%, 03/15/33	270	273,828
4.95%, 06/15/52	190	173,533
5.20%, 06/15/62	275	254,674
Invesco Finance PLC, 5.38%, 11/30/43	253	248,664
Security	Par (000)	Value
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	$740	$750,550
Legg Mason, Inc., 5.63%, 01/15/44	348	347,854
LPL Holdings, Inc., 6.00%, 05/20/34	25	26,131
Mastercard, Inc.
2.00%, 11/18/31	85	76,472
2.95%, 06/01/29	110	107,139
3.30%, 03/26/27	35	34,874
3.35%, 03/26/30	145	142,461
3.50%, 02/26/28	35	34,975
3.65%, 06/01/49	190	146,340
3.80%, 11/21/46	155	125,707
3.85%, 03/26/50	203	160,616
3.95%, 02/26/48	217	176,576
4.55%, 01/15/35	35	35,228
4.85%, 03/09/33	70	72,363
4.88%, 05/09/34	30	30,925
4.95%, 03/15/32	100	104,436
Nasdaq, Inc.
1.65%, 01/15/31	460	410,605
3.25%, 04/28/50	220	150,399
3.95%, 03/07/52	172	130,584
5.35%, 06/28/28	585	601,989
5.55%, 02/15/34	504	531,021
5.95%, 08/15/53	75	77,750
6.10%, 06/28/63	140	145,347
Nomura Holdings, Inc.
2.17%, 07/14/28	290	277,465
2.61%, 07/14/31	415	378,564
2.68%, 07/16/30	285	266,428
2.71%, 01/22/29	350	336,656
3.00%, 01/22/32	210	193,681
3.10%, 01/16/30	510	489,058
4.90%, 07/01/30	200	204,560
5.39%, 07/06/27	265	269,569
5.49%, 06/29/35	200	208,454
5.59%, 07/02/27	200	204,020
5.78%, 07/03/34	290	308,144
6.07%, 07/12/28	220	229,731
6.09%, 07/12/33	200	217,133
6.18%, 01/18/33	200	217,587
ORIX Corp.
4.00%, 04/13/32	140	137,878
4.45%, 09/09/30	25	25,284
5.20%, 09/13/32	405	423,620
5.40%, 02/25/35	20	20,889
Radian Group, Inc., 4.88%, 03/15/27	35	35,102
Raymond James Financial, Inc.
3.75%, 04/01/51	180	133,218
4.65%, 04/01/30	219	224,012
4.95%, 07/15/46	210	193,338
5.65%, 09/11/55	30	29,277
Synchrony Financial
2.88%, 10/28/31	365	327,545
3.95%, 12/01/27	706	702,962
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	25	24,835
5.15%, 03/19/29	462	469,503
5.94%, 08/02/30, (1-day SOFR + 2.13%)(a)	225	233,495
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	230	234,349
UBS Americas, Inc., 7.13%, 07/15/32	711	819,373
35
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Visa, Inc.
1.90%, 04/15/27	$120	$117,689
2.00%, 08/15/50(b)	100	55,036
2.05%, 04/15/30	225	210,301
2.70%, 04/15/40	225	175,539
2.75%, 09/15/27	40	39,487
3.65%, 09/15/47	70	55,381
3.80%, 02/12/29	150	150,751
4.10%, 02/12/31	150	151,745
4.15%, 12/14/35	419	410,218
4.30%, 12/14/45	846	744,851
4.40%, 02/12/33	150	151,661
4.70%, 02/12/36	150	151,516
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	210	202,023
5.70%, 07/15/43	136	133,110
Western Union Co. (The), 6.20%, 11/17/36(b)	302	314,046
		39,161,768
Electric — 2.1%
AEP Texas, Inc.
3.45%, 05/15/51	765	527,307
4.70%, 05/15/32	455	460,324
5.25%, 05/15/52	410	378,000
5.40%, 06/01/33	205	213,237
5.45%, 05/15/29	100	104,140
5.70%, 05/15/34	300	317,443
5.85%, 10/15/55	60	59,891
Series G, 4.15%, 05/01/49	190	148,997
Series H, 3.45%, 01/15/50	275	192,372
Avangrid, Inc., 3.80%, 06/01/29	3,127	3,102,824
Avista Corp.
4.00%, 04/01/52	605	470,484
4.35%, 06/01/48	349	293,359
Baltimore Gas and Electric Co.
2.90%, 06/15/50	122	79,449
3.20%, 09/15/49	347	238,925
3.50%, 08/15/46	285	215,583
3.75%, 08/15/47	311	241,866
4.25%, 09/15/48	215	180,252
4.55%, 06/01/52	20	17,186
5.40%, 06/01/53	105	102,389
5.45%, 06/01/35	50	52,513
5.65%, 06/01/54	75	75,587
6.35%, 10/01/36	240	268,741
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	115	93,159
3.60%, 03/01/52	165	123,067
3.95%, 03/01/48	229	185,163
4.50%, 04/01/44	142	126,844
4.95%, 04/01/33	30	30,801
5.30%, 04/01/53	50	48,509
Series AD, 2.90%, 07/01/50	142	93,095
Series AR, 4.85%, 04/01/36	30	30,107
Series K2, 6.95%, 03/15/33	135	154,173
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	225	239,025
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	340	317,159
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	600	593,681
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	140	145,900
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co.
2.20%, 03/01/30	$479	$447,871
3.00%, 03/01/50	315	209,215
3.65%, 06/15/46	341	265,495
3.70%, 08/15/28	555	554,273
3.70%, 03/01/45	118	94,012
3.80%, 10/01/42	85	70,017
4.00%, 03/01/48	304	246,735
4.00%, 03/01/49	257	206,451
4.35%, 11/15/45	81	70,323
4.60%, 08/15/43	200	181,694
4.70%, 01/15/44	25	22,862
4.90%, 02/01/33	30	30,871
5.30%, 06/01/34	70	73,639
5.30%, 02/01/53	60	57,508
5.65%, 06/01/54	220	221,710
5.90%, 03/15/36	330	359,509
5.95%, 06/01/55	160	167,097
6.45%, 01/15/38	139	157,178
Series 122, 2.95%, 08/15/27	230	227,569
Series 123, 3.75%, 08/15/47	275	214,170
Series 127, 3.20%, 11/15/49	254	174,860
Series 131, 2.75%, 09/01/51	570	353,103
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	265	215,221
4.30%, 04/15/44	310	270,438
4.65%, 01/01/29	75	76,600
4.90%, 07/01/33	75	76,637
4.95%, 01/15/30	40	41,325
4.95%, 08/15/34	25	25,485
5.25%, 01/15/53	210	201,626
Series A, 2.05%, 07/01/31	987	886,951
Series A, 3.20%, 03/15/27	775	771,256
Series A, 4.15%, 06/01/45	300	254,859
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	85	59,183
3.70%, 11/15/59	270	191,367
3.85%, 06/15/46	279	222,219
3.95%, 03/01/43	204	172,017
4.45%, 03/15/44	270	238,615
4.50%, 12/01/45	160	140,765
4.50%, 05/15/58	115	95,268
4.63%, 12/01/54	234	200,702
5.70%, 06/15/40	127	133,937
Series 05-A, 5.30%, 03/01/35	272	283,527
Series 06-A, 5.85%, 03/15/36	94	101,907
Series 06-B, 6.20%, 06/15/36	120	132,752
Series 07-A, 6.30%, 08/15/37	5	5,597
Series 08-B, 6.75%, 04/01/38	200	231,301
Series 09-C, 5.50%, 12/01/39	170	176,754
Series 12-A, 4.20%, 03/15/42	177	154,213
Series 2017, 3.88%, 06/15/47	331	261,664
Series 20B, 3.95%, 04/01/50	285	225,866
Series A, 4.13%, 05/15/49	50	40,235
Series C, 3.00%, 12/01/60	280	167,070
Series C, 4.00%, 11/15/57	124	93,690
Series C, 4.30%, 12/01/56	146	117,856
Series E, 4.65%, 12/01/48	180	158,119
Constellation Energy Generation LLC
5.75%, 10/01/41	30	31,033
6.25%, 10/01/39	127	139,136
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Delmarva Power & Light Co., 4.15%, 05/15/45	$85	$72,698
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	300	301,890
Edison International
4.13%, 03/15/28	455	452,668
4.80%, 03/15/31	50	49,974
5.25%, 11/15/28	40	40,755
5.25%, 03/15/32	95	96,740
5.45%, 06/15/29	25	25,669
5.75%, 06/15/27	45	45,681
El Paso Electric Co.
5.00%, 12/01/44	95	86,570
6.00%, 05/15/35	97	102,603
Enel Chile SA, 4.88%, 06/12/28	2,600	2,640,237
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	25	26,167
Entergy Louisiana LLC
2.90%, 03/15/51	618	394,577
4.20%, 09/01/48	230	187,817
4.20%, 04/01/50	325	262,871
4.95%, 01/15/45	660	615,388
5.70%, 03/15/54	175	175,483
Entergy Texas, Inc.
5.00%, 09/15/52	120	107,911
5.55%, 09/15/54	35	34,158
5.80%, 09/01/53	210	214,053
Eversource Energy
3.38%, 03/01/32	515	482,777
3.45%, 01/15/50	555	394,596
4.45%, 12/15/30	100	100,652
4.60%, 07/01/27	90	90,642
5.13%, 05/15/33	225	229,902
5.50%, 01/01/34	225	233,486
5.85%, 04/15/31	365	388,172
5.95%, 02/01/29	105	110,155
5.95%, 07/15/34	260	277,785
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	500	502,374
Series B, 6.35%, 08/15/56(a)	500	503,162
Series M, 3.30%, 01/15/28	1,045	1,031,489
Series O, 4.25%, 04/01/29	280	281,036
Series R, 1.65%, 08/15/30	1,935	1,728,706
Exelon Corp.
4.05%, 04/15/30	390	388,887
4.10%, 03/15/52	700	546,601
4.45%, 04/15/46	296	251,222
4.70%, 04/15/50	470	405,146
4.95%, 06/15/35	347	347,547
4.95%, 03/15/36	325	323,141
5.10%, 06/15/45	255	237,624
5.13%, 03/15/31	25	26,050
5.15%, 03/15/28	70	71,618
5.30%, 03/15/33	100	104,627
5.45%, 03/15/34	140	147,014
5.60%, 03/15/53	325	316,005
5.63%, 06/15/35	275	290,129
5.88%, 03/15/55	465	466,880
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	105	110,084
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,165	1,180,346
Florida Power & Light Co.
3.15%, 10/01/49	341	239,388
Security	Par (000)	Value
Electric (continued)
3.70%, 12/01/47	$188	$146,206
3.95%, 03/01/48	279	225,859
3.99%, 03/01/49	178	143,725
4.05%, 06/01/42	217	189,593
4.05%, 10/01/44	265	225,296
4.13%, 02/01/42	110	97,192
4.13%, 06/01/48	215	178,302
4.63%, 05/15/30	85	87,145
4.80%, 05/15/33	55	56,428
4.95%, 06/01/35	220	225,186
5.25%, 02/01/41	145	146,942
5.63%, 04/01/34	690	744,096
5.65%, 02/01/37	152	164,127
5.69%, 03/01/40	260	274,499
5.95%, 02/01/38	260	285,669
5.96%, 04/01/39	130	141,988
Iberdrola International BV, 6.75%, 07/15/36	1,669	1,936,552
ITC Holdings Corp.
3.35%, 11/15/27	724	716,590
5.30%, 07/01/43	389	375,779
National Grid PLC
5.42%, 01/11/34	770	804,069
5.60%, 06/12/28	880	910,158
5.81%, 06/12/33	1,800	1,923,651
National Grid USA, 5.80%, 04/01/35	1,375	1,460,423
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	2,214	2,053,129
2.75%, 11/01/29	1,487	1,425,385
3.50%, 04/01/29	830	818,453
3.55%, 05/01/27	1,849	1,842,077
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	105	103,547
4.40%, 03/01/31	50	50,536
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	125	123,941
4.85%, 02/04/28	40	40,731
4.90%, 02/28/28	135	137,417
4.90%, 03/15/29	85	87,308
5.00%, 02/28/30(b)	145	150,024
5.00%, 07/15/32	165	170,338
5.05%, 03/15/30	50	51,824
5.05%, 02/28/33	135	139,338
5.25%, 03/15/34	140	144,957
5.25%, 02/28/53	70	65,401
5.30%, 03/15/32	55	57,663
5.45%, 03/15/35	50	52,007
5.55%, 03/15/54	25	24,302
5.85%, 03/01/56	125	125,690
5.90%, 03/15/55	485	492,832
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	10	10,371
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	20	21,278
NSTAR Electric Co.
1.95%, 08/15/31	614	547,304
3.10%, 06/01/51	260	175,925
3.20%, 05/15/27	1,010	1,003,657
3.25%, 05/15/29	115	112,682
3.95%, 04/01/30	510	507,721
4.40%, 03/01/44	400	352,089
4.55%, 06/01/52	300	257,588
4.85%, 03/01/30	50	51,467
4.95%, 09/15/52	10	9,142
5.20%, 03/01/35	100	102,969
5.40%, 06/01/34	95	99,402
37
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/40	$350	$361,078
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	515,608
Ohio Edison Co., 6.88%, 07/15/36	165	191,339
Ohio Power Co.
4.00%, 06/01/49	325	254,653
4.15%, 04/01/48	230	187,400
5.00%, 06/01/33	30	30,635
5.65%, 06/01/34	205	216,384
Series Q, 1.63%, 01/15/31	870	770,902
Series R, 2.90%, 10/01/51	585	367,642
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	1,050	639,977
3.10%, 09/15/49	200	135,163
3.75%, 04/01/45	159	127,300
3.80%, 09/30/47	153	119,869
3.80%, 06/01/49	190	145,481
4.10%, 11/15/48	255	207,003
4.55%, 12/01/41	65	59,300
4.60%, 06/01/52	150	128,103
4.65%, 11/01/29	75	76,701
4.95%, 09/15/52	165	150,202
5.25%, 09/30/40	125	126,254
5.30%, 06/01/42	75	74,604
5.35%, 10/01/52	10	9,586
5.55%, 06/15/54	250	247,345
5.65%, 11/15/33	35	37,491
5.80%, 04/01/55(e)	55	56,495
7.00%, 05/01/32	121	137,830
7.25%, 01/15/33	132	152,936
7.50%, 09/01/38	55	67,200
Pacific Gas and Electric Co.
3.50%, 08/01/50	560	385,013
3.95%, 12/01/47	140	106,533
4.20%, 06/01/41	105	88,130
4.25%, 03/15/46	165	131,868
4.30%, 03/15/45	150	121,480
4.45%, 04/15/42	125	106,900
4.50%, 07/01/40	280	248,970
4.55%, 07/01/30	225	226,028
4.60%, 06/15/43	85	72,945
4.75%, 02/15/44	120	104,152
4.95%, 07/01/50	685	591,234
5.25%, 03/01/52	310	275,599
5.90%, 06/15/32	390	413,018
5.90%, 10/01/54	40	38,959
6.10%, 10/15/55	45	45,126
6.15%, 03/01/55	135	135,705
6.70%, 04/01/53	235	253,354
6.75%, 01/15/53	215	232,431
PECO Energy Co.
2.80%, 06/15/50	134	85,538
2.85%, 09/15/51	525	333,875
3.00%, 09/15/49	260	173,975
3.05%, 03/15/51	40	26,674
3.70%, 09/15/47	381	295,820
3.90%, 03/01/48	309	246,648
4.15%, 10/01/44	282	240,855
4.60%, 05/15/52	100	86,876
4.88%, 09/15/35	175	177,512
4.90%, 06/15/33	75	77,195
Security	Par (000)	Value
Electric (continued)
5.25%, 09/15/54	$25	$23,721
5.65%, 09/15/55	290	293,217
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	568,916
Series A-3, 5.53%, 06/01/51	700	721,975
Potomac Electric Power Co.
4.15%, 03/15/43	400	345,368
5.20%, 03/15/34	25	26,079
5.50%, 03/15/54	265	260,124
6.50%, 11/15/37	460	520,382
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	131,196
3.95%, 06/01/47	24	19,478
4.15%, 10/01/45	60	50,755
4.15%, 06/15/48	280	233,615
4.85%, 02/15/34	70	71,599
5.00%, 05/15/33	185	190,916
5.25%, 05/15/53	845	811,749
5.55%, 08/15/55	135	136,029
Public Service Co. of New Hampshire
3.60%, 07/01/49	630	477,041
4.40%, 07/01/28	75	75,945
5.15%, 01/15/53	310	292,513
5.35%, 10/01/33	100	105,585
Series V, 2.20%, 06/15/31	360	327,135
Public Service Electric and Gas Co.
2.05%, 08/01/50	295	161,859
2.45%, 01/15/30	85	80,446
2.70%, 05/01/50	102	65,181
3.00%, 03/01/51	75	49,780
3.15%, 01/01/50	180	123,418
3.20%, 08/01/49	295	205,912
3.60%, 12/01/47	305	231,528
3.65%, 09/01/28	340	338,946
3.65%, 09/01/42	105	85,774
3.70%, 05/01/28	95	94,768
3.80%, 01/01/43	105	87,829
3.80%, 03/01/46	25	20,129
3.85%, 05/01/49	260	203,887
3.95%, 05/01/42	90	77,600
4.05%, 05/01/48	280	228,156
4.65%, 03/15/33	70	70,811
4.90%, 12/15/32	95	98,146
5.13%, 03/15/53	375	355,446
5.20%, 03/01/34	50	52,092
5.45%, 03/01/54	40	39,617
5.50%, 03/01/40	150	155,420
5.80%, 05/01/37	180	194,683
Series Q, 5.50%, 03/01/55	55	54,524
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,732	2,448,437
2.45%, 11/15/31	885	801,978
4.90%, 03/15/30	70	72,022
5.20%, 04/01/29	85	87,837
5.40%, 03/15/35	110	114,191
5.45%, 04/01/34	630	658,482
6.13%, 10/15/33	410	444,735
San Diego Gas & Electric Co.
3.70%, 03/15/52	65	48,218
4.15%, 05/15/48	230	188,058
4.50%, 08/15/40	137	126,814
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.00%, 06/01/39	$70	$75,236
Series RRR, 3.75%, 06/01/47	224	174,220
Series TTT, 4.10%, 06/15/49	214	171,136
Series UUU, 3.32%, 04/15/50	207	144,516
Series VVV, 1.70%, 10/01/30	915	824,213
Series WWW, 2.95%, 08/15/51	310	202,776
Sempra
3.25%, 06/15/27	437	433,106
3.40%, 02/01/28	103	101,909
3.80%, 02/01/38	549	479,514
4.00%, 02/01/48	404	313,209
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	475	469,066
5.50%, 08/01/33	100	105,319
6.00%, 10/15/39	244	257,681
Southern California Edison Co.
2.25%, 06/01/30	115	105,752
2.85%, 08/01/29	140	134,073
3.45%, 02/01/52	150	101,962
3.65%, 02/01/50	383	273,749
4.00%, 04/01/47	457	352,100
4.05%, 03/15/42	179	146,078
4.50%, 09/01/40	120	107,006
4.65%, 10/01/43	161	139,715
4.80%, 03/15/33	75	75,316
5.15%, 06/01/29	75	77,144
5.25%, 03/15/30	50	51,719
5.45%, 06/01/31	40	41,838
5.45%, 03/01/35	25	25,701
5.50%, 03/15/40	154	153,155
5.63%, 02/01/36	122	125,720
5.70%, 03/01/53	70	66,719
5.75%, 04/15/54	295	283,991
5.88%, 12/01/53	150	147,322
5.90%, 03/01/55	70	68,903
6.00%, 01/15/34	275	293,149
6.05%, 03/15/39	126	131,838
6.20%, 09/15/55	315	323,466
6.65%, 04/01/29	335	354,682
Series 04-G, 5.75%, 04/01/35	105	109,670
Series 05-E, 5.35%, 07/15/35	95	96,713
Series 06-E, 5.55%, 01/15/37	150	153,365
Series 08-A, 5.95%, 02/01/38	137	143,047
Series 13-A, 3.90%, 03/15/43	160	126,057
Series A, 4.20%, 03/01/29	145	145,097
Series B, 4.88%, 03/01/49	139	119,697
Series C, 3.60%, 02/01/45	70	51,864
Series C, 4.13%, 03/01/48	341	266,999
Series E, 5.45%, 06/01/52	10	9,231
Series H, 3.65%, 06/01/51	5	3,512
Tampa Electric Co.
3.45%, 03/15/51	35	25,162
5.00%, 07/15/52	200	184,981
Toledo Edison Co. (The), 6.15%, 05/15/37	45	49,741
		95,017,119
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,555	1,556,458
4.38%, 05/08/42	3,455	3,142,991
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	990	898,746
		5,598,195
Security	Par (000)	Value
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	$855	$837,101
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	580	575,996
5.41%, 07/01/32	590	616,287
5.60%, 05/29/34	725	764,776
Avnet, Inc.
3.00%, 05/15/31	335	308,752
5.50%, 06/01/32	210	218,017
6.25%, 03/15/28	160	165,972
Flex Ltd., 4.88%, 05/12/30	580	590,618
Fortive Corp., 4.30%, 06/15/46	70	59,081
Honeywell International, Inc.
1.75%, 09/01/31	5	4,425
1.95%, 06/01/30	965	889,713
2.70%, 08/15/29	1,450	1,396,290
3.81%, 11/21/47	262	209,008
4.25%, 01/15/29	160	161,892
4.50%, 01/15/34	250	251,060
4.70%, 02/01/30	75	77,035
4.75%, 02/01/32	45	46,318
4.88%, 09/01/29	75	77,417
4.95%, 09/01/31	55	57,441
5.00%, 02/15/33	70	72,974
5.00%, 03/01/35	440	453,040
5.25%, 03/01/54	215	206,888
5.35%, 03/01/64	145	140,220
5.38%, 03/01/41	90	93,765
5.70%, 03/15/36	400	432,158
5.70%, 03/15/37	262	283,370
Hubbell, Inc.
3.15%, 08/15/27	96	94,935
3.50%, 02/15/28	65	64,591
4.80%, 11/15/35	25	25,124
Keysight Technologies, Inc.
3.00%, 10/30/29	503	485,792
4.60%, 04/06/27	1,293	1,299,857
4.95%, 10/15/34	65	66,285
5.35%, 07/30/30	30	31,430
Trimble, Inc., 4.90%, 06/15/28	609	615,264
Tyco Electronics Group SA
3.13%, 08/15/27	795	789,068
4.50%, 02/09/31	25	25,441
4.88%, 02/09/36	35	35,529
7.13%, 10/01/37	135	161,262
Vontier Corp.
2.40%, 04/01/28	450	434,578
2.95%, 04/01/31	250	232,170
		13,350,940
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	1,340	1,412,265
6.35%, 08/18/28	3,545	3,724,440
		5,136,705
Environmental Control — 0.0%
Republic Services, Inc.
3.05%, 03/01/50	90	62,023
5.70%, 05/15/41	10	10,678
6.20%, 03/01/40	38	42,842
39
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/28	$685	$707,152
5.45%, 09/18/33	755	795,433
Waste Connections, Inc.
2.95%, 01/15/52	85	56,122
3.05%, 04/01/50	107	73,783
Waste Management, Inc.
2.50%, 11/15/50	45	27,852
4.10%, 03/01/45	35	30,414
4.15%, 07/15/49	177	150,831
4.63%, 02/15/30	100	102,373
4.63%, 02/15/33	35	35,803
5.35%, 10/15/54	25	24,656
		2,119,962
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	225	244,114
Campbell's Co. (The), 4.55%, 03/21/31	125	125,044
Campbell's Company/The
2.38%, 04/24/30	123	113,899
3.13%, 04/24/50	106	69,671
4.15%, 03/15/28	843	845,342
4.75%, 03/23/35	165	160,186
4.80%, 03/15/48	296	256,350
5.40%, 03/21/34	145	148,239
Conagra Brands, Inc.
5.00%, 08/01/30	150	152,989
5.30%, 11/01/38	305	293,616
5.40%, 11/01/48	261	233,890
5.75%, 08/01/35(b)	140	144,482
7.00%, 10/01/28	125	133,687
8.25%, 09/15/30	325	373,790
General Mills, Inc.
2.25%, 10/14/31	855	766,752
2.88%, 04/15/30	621	590,365
3.00%, 02/01/51	215	140,531
4.15%, 02/15/43	205	173,793
4.20%, 04/17/28	1,048	1,051,889
4.70%, 04/17/48	115	102,231
4.88%, 01/30/30	35	35,906
4.95%, 03/29/33	265	270,774
5.25%, 01/30/35	195	200,134
5.40%, 06/15/40	315	321,097
5.50%, 10/17/28	170	176,323
Hershey Co.(The)
3.13%, 11/15/49	35	24,831
3.38%, 08/15/46	100	76,290
Hormel Foods Corp.
3.05%, 06/03/51	140	93,849
4.80%, 03/30/27	115	116,111
Ingredion, Inc.
2.90%, 06/01/30	580	553,691
3.90%, 06/01/50	214	167,599
J M Smucker Co.(The)
4.25%, 03/15/35	332	318,018
4.38%, 03/15/45	140	121,376
6.20%, 11/15/33	90	98,639
6.50%, 11/15/53(b)	170	186,843
Kellanova
2.10%, 06/01/30	965	894,259
3.40%, 11/15/27	903	897,886
4.30%, 05/15/28	764	771,019
Security	Par (000)	Value
Food (continued)
4.50%, 04/01/46	$2,574	$2,315,687
5.25%, 03/01/33	240	252,044
5.75%, 05/16/54	145	148,364
Series B, 7.45%, 04/01/31	1,189	1,369,721
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	171	180,877
Kraft Heinz Foods Co.
4.38%, 06/01/46	475	389,724
4.88%, 10/01/49	425	366,352
5.00%, 07/15/35	105	105,167
5.20%, 07/15/45	455	416,453
5.50%, 06/01/50	390	363,870
6.50%, 02/09/40	115	124,692
6.88%, 01/26/39	235	264,247
Kroger Co.(The)
3.95%, 01/15/50	155	120,241
4.65%, 01/15/48	165	144,708
5.15%, 08/01/43	105	101,473
5.40%, 07/15/40	87	88,350
5.50%, 09/15/54	310	299,118
5.65%, 09/15/64	180	174,060
6.90%, 04/15/38	82	95,718
McCormick & Co., Inc./MD
1.85%, 02/15/31	300	267,996
3.40%, 08/15/27	710	706,579
4.20%, 08/15/47	339	282,386
4.95%, 04/15/33	50	51,265
Mondelez International, Inc., 2.63%, 09/04/50	120	73,225
Sysco Corp.
2.40%, 02/15/30	315	296,186
3.25%, 07/15/27	45	44,652
3.30%, 02/15/50	198	140,498
4.45%, 03/15/48	142	121,850
4.50%, 04/01/46	164	143,030
4.85%, 10/01/45	75	68,400
5.38%, 09/21/35	102	106,321
5.95%, 04/01/30	195	207,489
6.60%, 04/01/40	110	124,430
6.60%, 04/01/50	255	285,476
		21,686,154
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	180	147,523
4.40%, 08/15/47	256	212,941
4.80%, 06/15/44	131	116,577
5.00%, 09/15/35	250	252,377
5.15%, 05/15/46	50	46,302
6.00%, 11/15/41	230	238,861
7.30%, 11/15/39	65	76,397
		1,090,978
Gas — 0.2%
Atmos Energy Corp.
2.85%, 02/15/52	265	170,459
3.38%, 09/15/49	35	25,103
4.13%, 10/15/44	50	42,954
4.13%, 03/15/49	140	115,174
4.15%, 01/15/43	90	78,811
4.30%, 10/01/48	180	152,308
5.20%, 08/15/35(b)	40	41,755
5.45%, 01/15/56	105	103,597
5.50%, 06/15/41	30	31,116
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.75%, 10/15/52	$25	$25,664
National Fuel Gas Co.
2.95%, 03/01/31	297	275,661
3.95%, 09/15/27	55	54,888
4.75%, 09/01/28	200	202,900
NiSource, Inc.
5.00%, 06/15/52	280	248,302
5.25%, 02/15/43	65	63,189
5.35%, 04/01/34	325	339,221
5.35%, 07/15/35	340	351,093
5.40%, 06/30/33	60	62,850
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	125	125,796
5.85%, 04/01/55	970	978,565
5.95%, 06/15/41	255	266,736
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	440	458,285
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	405	423,250
ONE Gas, Inc.
2.00%, 05/15/30	995	918,209
4.25%, 09/01/32	925	925,828
4.50%, 11/01/48	350	310,340
4.66%, 02/01/44	150	137,087
5.10%, 04/01/29	25	25,835
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	305	212,100
5.05%, 05/15/52	427	389,613
5.10%, 02/15/35	50	51,197
5.40%, 06/15/33	80	84,083
Southern California Gas Co.
3.75%, 09/15/42	190	154,011
5.13%, 11/15/40	215	212,963
5.20%, 06/01/33	100	104,071
5.75%, 06/01/53	100	100,492
Series UU, 4.13%, 06/01/48	210	167,554
Series VV, 4.30%, 01/15/49	175	144,135
Series WW, 3.95%, 02/15/50	297	226,892
Series XX, 2.55%, 02/01/30	95	90,139
Southwest Gas Corp.
3.18%, 08/15/51	30	20,363
3.70%, 04/01/28	65	64,673
3.80%, 09/29/46	155	121,174
4.15%, 06/01/49	196	156,511
5.45%, 03/23/28	35	35,961
5.80%, 12/01/27	100	102,943
Spire Missouri, Inc.
3.30%, 06/01/51	605	422,132
Series 2034, 5.15%, 08/15/34	175	181,157
Spire, Inc.
4.60%, 09/01/31	70	70,543
6.25%, 06/01/56(a)	200	201,136
6.45%, 06/01/56, (5-year CMT + 2.32%)(a)	215	220,116
Washington Gas Light Co.
3.65%, 09/15/49	214	159,434
Series K, 3.80%, 09/15/46	110	87,666
		10,736,035
Hand & Machine Tools — 0.0%
Kennametal, Inc., 4.63%, 06/15/28	21	21,242
Stanley Black & Decker, Inc., 4.85%, 11/15/48	40	35,565
		56,807
Health Care - Products — 0.2%
Agilent Technologies, Inc., 2.75%, 09/15/29	777	745,096
Security	Par (000)	Value
Health Care - Products (continued)
Baxter International, Inc.
2.54%, 02/01/32	$195	$170,255
3.13%, 12/01/51	215	133,896
Boston Scientific Corp.
4.55%, 03/01/39	55	53,454
4.70%, 03/01/49(b)	104	95,566
6.25%, 11/15/35	45	51,032
7.38%, 01/15/40	115	141,160
Danaher Corp.
2.60%, 10/01/50	485	299,507
2.80%, 12/10/51	590	376,910
4.38%, 09/15/45	151	133,402
Dentsply Sirona, Inc., 3.25%, 06/01/30	400	375,233
DH Europe Finance II SARL
3.25%, 11/15/39	380	314,089
3.40%, 11/15/49	537	390,295
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,904	2,921,382
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	305	334,807
Revvity, Inc.
2.25%, 09/15/31	170	151,231
2.55%, 03/15/31	145	132,632
3.30%, 09/15/29	178	172,598
3.63%, 03/15/51	140	102,584
Smith & Nephew PLC
2.03%, 10/14/30	255	231,307
5.40%, 03/20/34	100	104,072
Solventum Corp.
5.60%, 03/23/34	180	188,056
5.90%, 04/30/54	265	264,943
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	620	575,742
3.75%, 03/15/51	355	270,710
Stryker Corp.
2.90%, 06/15/50	195	129,406
4.10%, 04/01/43	60	51,782
4.38%, 05/15/44	134	118,200
4.63%, 03/15/46	174	157,143
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	780	712,399
4.45%, 08/15/45	169	152,176
5.05%, 02/19/30	25	25,849
5.20%, 09/15/34	25	25,712
5.50%, 02/19/35	25	26,161
5.75%, 11/30/39	165	172,547
		10,301,334
Health Care - Services — 0.7%
Aetna, Inc.
3.88%, 08/15/47	15	11,415
4.50%, 05/15/42	150	130,878
6.63%, 06/15/36	236	262,806
6.75%, 12/15/37	159	177,326
Centene Corp.
2.45%, 07/15/28	110	103,732
2.50%, 03/01/31	495	429,424
2.63%, 08/01/31	525	455,293
3.00%, 10/15/30	245	220,765
3.38%, 02/15/30	960	890,694
4.25%, 12/15/27	35	34,788
4.63%, 12/15/29	355	346,315
41
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group(The)
2.40%, 03/15/30	$280	$262,947
3.20%, 03/15/40	240	191,413
3.40%, 03/15/50	514	364,226
3.40%, 03/15/51	330	232,138
3.88%, 10/15/47	411	319,046
4.38%, 10/15/28	1,086	1,096,725
4.50%, 09/15/30	75	76,020
4.80%, 08/15/38	568	549,994
4.80%, 07/15/46	255	228,764
4.88%, 09/15/32	75	76,684
4.90%, 12/15/48	575	516,606
5.25%, 02/15/34	315	326,359
5.25%, 01/15/36	75	76,997
5.40%, 03/15/33	200	210,149
5.60%, 02/15/54	290	283,797
6.00%, 01/15/56	180	186,799
6.13%, 11/15/41	244	260,993
Elevance Health, Inc.
2.25%, 05/15/30	60	55,548
2.55%, 03/15/31	125	115,130
2.88%, 09/15/29	195	187,369
3.13%, 05/15/50	178	118,360
3.60%, 03/15/51	235	169,216
3.65%, 12/01/27	355	353,621
3.70%, 09/15/49	240	178,230
4.00%, 09/15/28	175	175,306
4.10%, 03/01/28	305	305,679
4.10%, 05/15/32	345	338,587
4.38%, 12/01/47	311	259,708
4.55%, 03/01/48	45	38,761
4.55%, 05/15/52	130	108,679
4.60%, 09/15/32	175	176,512
4.63%, 05/15/42	297	270,680
4.65%, 01/15/43	235	212,262
4.65%, 08/15/44	122	108,679
4.75%, 02/15/30	160	163,773
4.75%, 02/15/33	460	464,928
4.95%, 11/01/31	260	267,584
5.00%, 01/15/36	175	175,782
5.10%, 01/15/44	186	176,551
5.13%, 02/15/53	120	109,091
5.15%, 06/15/29	225	232,584
5.20%, 02/15/35	480	492,877
5.38%, 06/15/34	300	312,075
5.50%, 10/15/32	455	480,069
5.65%, 06/15/54	135	131,761
5.70%, 02/15/55	180	176,739
5.70%, 09/15/55	235	231,366
5.85%, 01/15/36	200	213,030
5.85%, 11/01/64	275	270,989
5.95%, 12/15/34	155	167,315
6.10%, 10/15/52	50	51,896
6.38%, 06/15/37	59	65,425
HCA, Inc.
2.38%, 07/15/31	80	72,217
3.50%, 09/01/30	480	464,975
3.50%, 07/15/51	484	334,017
3.63%, 03/15/32	47	44,730
4.13%, 06/15/29	228	228,289
4.63%, 03/15/52	302	250,476
Security	Par (000)	Value
Health Care - Services (continued)
5.13%, 06/15/39	$244	$237,641
5.25%, 06/15/49	369	337,008
5.50%, 06/01/33	590	617,870
5.50%, 06/15/47	414	394,451
5.60%, 04/01/34	120	125,925
5.88%, 02/01/29	370	385,371
5.90%, 06/01/53	215	211,372
5.95%, 09/15/54	120	119,252
6.00%, 04/01/54	285	285,294
6.10%, 04/01/64	155	154,822
Humana, Inc.
3.13%, 08/15/29	165	158,677
3.95%, 08/15/49	186	135,777
4.63%, 12/01/42	237	203,649
4.80%, 03/15/47	235	196,189
4.88%, 04/01/30	429	435,090
4.95%, 10/01/44	240	209,068
5.38%, 04/15/31	180	185,503
5.50%, 03/15/53	105	94,399
5.55%, 05/01/35	140	142,571
5.75%, 03/01/28	60	61,633
5.75%, 12/01/28	20	20,708
5.75%, 04/15/54	250	232,824
5.88%, 03/01/33	185	193,625
5.95%, 03/15/34	240	251,569
6.00%, 05/01/55(b)	105	101,190
ICON Investments Six DAC, 6.00%, 05/08/34	455	466,955
IQVIA, Inc.
5.70%, 05/15/28	105	108,061
6.25%, 02/01/29	150	157,663
Laboratory Corp. of America Holdings
2.70%, 06/01/31	450	416,445
2.95%, 12/01/29	252	242,321
4.35%, 04/01/30	150	151,243
4.55%, 04/01/32	65	65,502
4.70%, 02/01/45	329	299,120
4.80%, 10/01/34	115	115,093
Quest Diagnostics, Inc.
2.80%, 06/30/31	800	745,489
2.95%, 06/30/30	621	592,190
4.20%, 06/30/29	401	403,855
4.70%, 03/30/45	275	254,601
5.00%, 12/15/34	145	148,369
6.40%, 11/30/33	115	128,487
UnitedHealth Group, Inc.
2.75%, 05/15/40	85	63,930
2.90%, 05/15/50	120	77,737
3.13%, 05/15/60	197	121,219
3.25%, 05/15/51	305	207,909
3.50%, 08/15/39	205	172,150
3.70%, 08/15/49	306	229,316
3.75%, 10/15/47	225	173,116
3.88%, 08/15/59	288	208,590
3.95%, 10/15/42	40	33,487
4.20%, 01/15/47	234	193,927
4.25%, 03/15/43	150	129,573
4.25%, 04/15/47	227	188,730
4.25%, 06/15/48	285	235,200
4.38%, 03/15/42	155	138,407
4.45%, 12/15/48	244	206,569
4.63%, 07/15/35	331	329,025
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 11/15/41	$156	$143,572
4.75%, 07/15/45	232	209,793
4.75%, 05/15/52	255	221,763
4.95%, 05/15/62	205	179,059
5.00%, 04/15/34	680	697,621
5.15%, 07/15/34	675	697,156
5.20%, 04/15/63	330	297,886
5.38%, 04/15/54	245	232,319
5.50%, 04/15/64	205	194,346
5.63%, 07/15/54	560	551,508
5.70%, 10/15/40	5	5,231
5.80%, 03/15/36	245	262,891
5.88%, 02/15/53	190	193,312
5.95%, 02/15/41	55	58,399
6.05%, 02/15/63	180	185,033
6.50%, 06/15/37	150	168,649
6.63%, 11/15/37	175	199,018
6.88%, 02/15/38	185	214,836
		34,282,108
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	195	202,300
6.38%, 07/01/34	730	754,415
6.75%, 07/15/35	1,400	1,470,332
North Haven Private Income Fund LLC, 5.75%, 02/01/30	780	769,553
		3,196,600
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/35	75	81,190
6.38%, 05/15/33	105	116,839
7.88%, 06/15/32	10	11,804
Sekisui House U.S., Inc.
2.50%, 01/15/31	95	85,610
3.97%, 08/06/61	125	85,314
6.00%, 01/15/43	155	147,800
		528,557
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	77	76,062
3.50%, 11/15/51	160	105,157
4.40%, 03/15/29	270	268,931
		450,150
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	365	325,163
5.75%, 03/15/33	295	315,190
Church & Dwight Co., Inc.
2.30%, 12/15/31	45	40,886
3.95%, 08/01/47	45	36,835
5.00%, 06/15/52	115	107,463
5.60%, 11/15/32	100	107,644
Clorox Co.(The)
1.80%, 05/15/30	905	824,026
3.10%, 10/01/27	986	974,842
3.90%, 05/15/28	554	554,407
4.40%, 05/01/29	1,065	1,077,559
4.60%, 05/01/32	505	512,375
Kimberly-Clark Corp.
2.00%, 11/02/31(b)	100	90,535
Security	Par (000)	Value
Household Products & Wares (continued)
2.88%, 02/07/50	$210	$143,935
3.10%, 03/26/30	913	885,041
3.20%, 04/25/29	550	540,511
3.20%, 07/30/46	270	198,006
3.90%, 05/04/47	210	170,662
3.95%, 11/01/28	360	361,694
4.50%, 02/16/33	140	143,088
5.30%, 03/01/41	155	161,373
6.63%, 08/01/37	340	395,676
		7,966,911
Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	142	169,757
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	1,960	1,984,349
Aflac, Inc.
3.60%, 04/01/30	219	215,765
4.00%, 10/15/46	30	24,346
4.75%, 01/15/49	72	63,824
Allstate Corp.(The)
5.35%, 06/01/33	13	13,663
5.55%, 05/09/35	60	63,761
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	225	236,419
American International Group, Inc.
4.50%, 07/16/44	205	181,454
4.75%, 04/01/48	341	305,772
Aon Corp.
3.75%, 05/02/29	5	4,959
4.50%, 12/15/28	114	115,560
6.25%, 09/30/40	135	148,668
Aon Global Ltd., 4.75%, 05/15/45	147	130,450
Aon North America, Inc., 5.75%, 03/01/54	105	103,933
Arch Capital Finance LLC, 5.03%, 12/15/46	161	152,226
Arch Capital Group Ltd., 3.64%, 06/30/50	135	100,031
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	100	96,223
Arthur J Gallagher & Co.
3.05%, 03/09/52	335	212,289
5.15%, 02/15/35	55	55,764
5.55%, 02/15/55	330	315,119
5.75%, 07/15/54	30	29,197
6.75%, 02/15/54	65	71,092
Assurant, Inc.
2.65%, 01/15/32	1,430	1,283,236
3.70%, 02/22/30	1,189	1,163,452
4.90%, 03/27/28	294	297,806
5.55%, 02/15/36	670	680,826
Athene Holding Ltd., 6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	20	19,265
AXA SA, 8.60%, 12/15/30	2,545	2,993,385
Axis Specialty Finance LLC
3.90%, 07/15/29	50	49,722
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	90	88,645
Brown & Brown, Inc., 4.50%, 03/15/29	65	65,355
Chubb INA Holdings LLC
3.05%, 12/15/61	80	50,207
4.15%, 03/13/43	15	13,158
4.35%, 11/03/45	150	131,761
6.00%, 05/11/37	15	16,413
6.70%, 05/15/36	125	144,042
Series 1, 6.50%, 05/15/38	15	17,216
43
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
CNO Financial Group, Inc.
5.25%, 05/30/29	$316	$321,247
6.45%, 06/15/34	200	208,751
Equitable Holdings, Inc.
4.35%, 04/20/28	600	602,702
5.00%, 04/20/48	155	137,905
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	55	57,254
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	115	72,893
4.87%, 06/01/44	60	53,402
First American Financial Corp.
2.40%, 08/15/31	25	22,038
4.00%, 05/15/30	230	223,591
Hanover Insurance Group, Inc.(The)
2.80%, 08/19/29	2,345	2,254,758
3.60%, 08/19/49	374	277,864
4.30%, 04/15/43	115	101,559
4.40%, 03/15/48	176	150,496
5.95%, 10/15/36	738	799,504
6.10%, 10/01/41	240	261,654
Jackson Financial, Inc.
3.13%, 11/23/31	120	109,521
4.00%, 11/23/51	55	37,376
Lincoln National Corp.
3.05%, 01/15/30	50	47,601
4.35%, 03/01/48	67	52,274
6.30%, 10/09/37	117	121,339
7.00%, 06/15/40	175	186,263
Manulife Financial Corp.
3.70%, 03/16/32	2,645	2,553,334
4.99%, 12/11/35	125	125,344
5.38%, 03/04/46	300	299,015
Markel Group, Inc.
3.35%, 09/17/29	110	106,996
4.15%, 09/17/50	85	66,857
5.00%, 05/20/49	75	67,522
6.00%, 05/16/54	35	35,646
Marsh & McLennan Companies, Inc.
4.20%, 03/01/48	230	189,135
4.35%, 01/30/47	252	213,248
4.38%, 03/15/29	227	229,360
4.55%, 11/08/27	65	65,604
4.65%, 03/15/30	125	127,470
4.75%, 03/15/39	90	86,999
4.85%, 11/15/31	125	128,640
4.90%, 03/15/49	342	309,459
4.95%, 03/15/36	50	50,427
5.00%, 03/15/35	360	366,330
5.35%, 11/15/44	75	72,678
5.40%, 03/15/55	405	389,047
5.45%, 03/15/53	35	33,706
5.45%, 03/15/54	45	43,174
5.70%, 09/15/53	15	14,902
5.88%, 08/01/33	420	457,113
MetLife, Inc.
4.05%, 03/01/45	288	238,064
4.13%, 08/13/42	75	63,808
4.55%, 03/23/30	451	460,671
4.60%, 05/13/46	170	150,857
4.72%, 12/15/44	202	181,261
4.88%, 11/13/43	172	159,269
Security	Par (000)	Value
Insurance (continued)
5.25%, 01/15/54	$25	$23,545
5.30%, 12/15/34	305	317,131
5.38%, 07/15/33	155	163,123
5.70%, 06/15/35	125	133,382
5.88%, 02/06/41	135	142,137
6.38%, 06/15/34	20	22,302
6.40%, 12/15/66	497	520,750
6.50%, 12/15/32	40	44,956
10.75%, 08/01/69	240	318,794
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	110	114,571
Principal Financial Group, Inc.
3.70%, 05/15/29	137	135,537
4.30%, 11/15/46	219	185,297
4.35%, 05/15/43	136	118,713
4.63%, 09/15/42	179	161,931
6.05%, 10/15/36	94	102,610
Progressive Corp.(The)
3.00%, 03/15/32	1,010	937,138
3.20%, 03/26/30	825	800,813
3.70%, 01/26/45	194	153,710
3.70%, 03/15/52	5	3,749
3.95%, 03/26/50	145	113,973
4.00%, 03/01/29	219	220,091
4.13%, 04/15/47	135	111,921
4.20%, 03/15/48	208	172,828
4.35%, 04/25/44	145	126,646
4.95%, 06/15/33	1,025	1,056,464
6.25%, 12/01/32	80	88,861
Prudential Financial, Inc.
2.10%, 03/10/30	50	46,729
3.00%, 03/10/40	5	3,901
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	150	140,185
3.70%, 03/13/51	530	387,100
3.88%, 03/27/28	54	54,039
3.91%, 12/07/47	160	125,122
3.94%, 12/07/49	280	216,019
4.35%, 02/25/50	235	191,652
4.42%, 03/27/48	273	230,062
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	225	221,952
4.60%, 05/15/44	212	188,447
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	175	172,296
5.20%, 03/14/35	685	702,048
5.70%, 12/14/36	215	227,525
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	90	90,912
5.75%, 07/15/33	155	169,529
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	125	129,486
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	80	84,329
6.63%, 12/01/37	100	115,121
6.63%, 06/21/40	177	200,394
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	105	112,536
Prudential Funding Asia PLC
3.13%, 04/14/30	195	188,232
3.63%, 03/24/32	310	300,115
Selective Insurance Group, Inc.
5.38%, 03/01/49	100	94,922
5.90%, 04/15/35	180	190,543
Stewart Information Services Corp., 3.60%, 11/15/31	515	465,615
Travelers Companies, Inc.(The)
2.55%, 04/27/50	110	67,730
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.75%, 05/15/46	$163	$129,610
4.00%, 05/30/47	192	156,967
4.05%, 03/07/48	160	131,090
4.10%, 03/04/49	130	107,428
4.30%, 08/25/45	200	172,492
4.60%, 08/01/43	112	103,324
5.35%, 11/01/40	305	310,917
6.25%, 06/15/37	372	416,971
6.75%, 06/20/36	169	195,256
Travelers Property Casualty Corp., 6.38%, 03/15/33	215	243,498
Unum Group
4.00%, 06/15/29	35	34,754
4.13%, 06/15/51	15	11,192
4.50%, 12/15/49	80	62,813
5.75%, 08/15/42	100	99,246
Willis North America, Inc.
2.95%, 09/15/29	55	52,618
3.88%, 09/15/49	188	140,153
4.50%, 09/15/28	134	134,849
4.55%, 03/15/31	175	175,161
5.05%, 09/15/48	163	147,329
5.15%, 03/15/36	115	115,259
5.35%, 05/15/33	15	15,451
5.90%, 03/05/54	240	237,669
XL Group Ltd., 5.25%, 12/15/43	1,039	999,010
		40,795,609
Internet — 0.2%
Alibaba Group Holding Ltd.
3.15%, 02/09/51	15	10,373
3.25%, 02/09/61	515	339,776
4.20%, 12/06/47	10	8,461
4.40%, 12/06/57	5	4,222
5.63%, 11/26/54	10	10,276
Alphabet, Inc., 5.70%, 11/15/75	400	399,752
Amazon.com, Inc.
2.50%, 06/03/50	620	375,345
2.70%, 06/03/60	1,039	587,112
3.10%, 05/12/51	555	377,057
3.25%, 05/12/61	445	286,216
3.95%, 04/13/52	250	197,373
4.10%, 04/13/62	300	230,846
4.25%, 08/22/57	511	412,035
Baidu, Inc., 2.38%, 10/09/30	200	186,781
Booking Holdings, Inc., 3.55%, 03/15/28	114	113,254
eBay, Inc.
3.65%, 05/10/51	420	312,102
4.00%, 07/15/42	232	193,665
4.25%, 03/06/29	25	25,174
5.13%, 11/06/35	50	50,483
JD.com, Inc., 4.13%, 01/14/50	200	169,237
MercadoLibre, Inc., 3.13%, 01/14/31	270	252,403
Meta Platforms, Inc.
4.65%, 08/15/62	200	162,244
5.55%, 08/15/64	1,000	941,638
5.63%, 11/15/55	500	489,412
5.75%, 05/15/63	100	97,197
5.75%, 11/15/65	1,000	973,492
Uber Technologies, Inc.
4.80%, 09/15/35	35	34,763
5.35%, 09/15/54	70	66,752
Security	Par (000)	Value
Internet (continued)
VeriSign, Inc., 2.70%, 06/15/31	$85	$77,431
		7,384,872
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	223,128
4.40%, 05/01/48	155	133,887
4.65%, 06/01/30	125	127,918
5.10%, 06/01/35	125	129,126
5.20%, 08/01/43	167	164,749
6.40%, 12/01/37	15	16,931
Steel Dynamics, Inc.
3.25%, 10/15/50	65	44,355
3.45%, 04/15/30	245	238,286
4.00%, 12/15/28	150	150,097
5.25%, 05/15/35	85	87,185
5.38%, 08/15/34	25	25,976
5.75%, 05/15/55	55	54,775
		1,396,413
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	800	640,199
Lodging — 0.0%
Choice Hotels International, Inc.
3.70%, 12/01/29	100	97,774
3.70%, 01/15/31	182	175,343
5.85%, 08/01/34	190	196,987
Sands China Ltd.
2.85%, 03/08/29	390	372,953
3.25%, 08/08/31	330	307,059
5.40%, 08/08/28	70	71,465
		1,221,581
Machinery — 0.4%
AGCO Corp., 5.80%, 03/21/34	430	454,574
Caterpillar, Inc.
2.60%, 09/19/29	221	212,467
3.25%, 09/19/49	231	167,992
3.25%, 04/09/50	217	157,786
4.30%, 05/15/44	100	89,362
4.75%, 05/15/64	172	153,771
5.20%, 05/15/35	75	78,570
5.20%, 05/27/41	307	314,616
5.30%, 09/15/35	149	159,114
6.05%, 08/15/36	156	176,135
CNH Industrial Capital LLC
4.38%, 03/07/31	75	74,907
4.50%, 10/08/27	240	241,635
4.50%, 10/16/30	1,170	1,178,804
4.55%, 04/10/28	610	615,898
4.75%, 03/21/28	1,150	1,165,425
5.10%, 04/20/29	1,490	1,532,259
5.50%, 01/12/29	1,395	1,447,313
CNH Industrial NV, 3.85%, 11/15/27	1,447	1,443,747
Deere & Co.
3.10%, 04/15/30	150	145,610
3.75%, 04/15/50	205	163,734
5.38%, 10/16/29	65	68,510
5.45%, 01/16/35	50	53,379
5.70%, 01/19/55	280	296,515
7.13%, 03/03/31	145	166,143
Dover Corp., 5.38%, 03/01/41	30	31,196
45
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Flowserve Corp., 3.50%, 10/01/30	$150	$144,802
IDEX Corp., 2.63%, 06/15/31	55	50,468
John Deere Capital Corp.
1.75%, 03/09/27	10	9,808
2.45%, 01/09/30	90	85,841
2.80%, 09/08/27	90	88,869
2.80%, 07/18/29	120	116,214
3.05%, 01/06/28	145	143,494
3.45%, 03/07/29	95	94,192
4.35%, 09/15/32	160	161,959
4.38%, 10/15/30	50	50,865
5.10%, 04/11/34	165	172,476
5.15%, 09/08/33	335	354,015
Series 1, 5.05%, 06/12/34	675	703,485
Series I, 4.55%, 06/05/30	50	51,230
nVent Finance SARL, 5.65%, 05/15/33	100	105,521
Oshkosh Corp.
3.10%, 03/01/30	847	814,049
4.60%, 05/15/28	933	942,189
Otis Worldwide Corp., 3.36%, 02/15/50	30	21,533
Rockwell Automation, Inc.
2.80%, 08/15/61	25	14,616
3.50%, 03/01/29	359	354,989
4.20%, 03/01/49	147	124,662
Xylem, Inc.
1.95%, 01/30/28	1,698	1,639,029
2.25%, 01/30/31	1,490	1,362,357
4.38%, 11/01/46	55	48,093
		18,244,218
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	754	715,812
2.88%, 10/15/27	1,510	1,489,504
3.05%, 04/15/30	585	563,229
3.38%, 03/01/29	264	260,018
3.63%, 09/14/28	825	820,986
3.63%, 10/15/47	104	79,214
3.70%, 04/15/50	10	7,520
4.80%, 03/15/30	125	128,501
5.15%, 03/15/35	1,095	1,130,935
5.70%, 03/15/37	220	234,992
Eaton Corp.
3.92%, 09/15/47	80	66,521
4.00%, 11/02/32	95	94,298
4.15%, 03/15/33	70	69,753
4.15%, 11/02/42	125	110,678
4.70%, 08/23/52	105	95,739
Parker-Hannifin Corp.
3.25%, 03/01/27	65	64,669
3.25%, 06/14/29	290	284,244
4.00%, 06/14/49	178	146,255
4.10%, 03/01/47	91	77,010
4.20%, 11/21/34	150	148,044
4.45%, 11/21/44	118	105,830
6.25%, 05/15/38	45	50,971
Pentair Finance SARL
4.50%, 07/01/29	825	832,795
5.90%, 07/15/32	1,240	1,329,030
Teledyne Technologies, Inc., 2.75%, 04/01/31	1,510	1,411,225
Textron, Inc.
3.00%, 06/01/30	71	67,956
Security	Par (000)	Value
Manufacturing (continued)
3.38%, 03/01/28	$45	$44,529
3.65%, 03/15/27	25	24,917
3.90%, 09/17/29	117	116,334
		10,571,509
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	500	360,370
3.85%, 04/01/61	340	205,415
3.95%, 06/30/62	440	268,919
4.40%, 12/01/61	1,015	680,121
5.50%, 04/01/63	775	616,885
5.75%, 04/01/48	5	4,341
6.70%, 12/01/55(b)	345	336,265
6.83%, 10/23/55	505	496,407
Comcast Corp.
2.45%, 08/15/52	252	136,987
2.65%, 08/15/62	280	145,216
2.80%, 01/15/51	183	108,862
2.89%, 11/01/51	442	266,854
2.94%, 11/01/56	887	516,825
2.99%, 11/01/63	864	480,280
3.40%, 07/15/46	175	124,889
3.45%, 02/01/50	345	236,596
3.75%, 04/01/40	250	210,726
3.90%, 03/01/38	190	168,798
3.97%, 11/01/47	403	309,238
4.00%, 08/15/47	224	173,540
4.00%, 03/01/48	353	272,083
4.00%, 11/01/49	411	310,981
4.05%, 11/01/52	419	314,713
4.60%, 10/15/38	405	382,224
4.60%, 08/15/45	176	153,204
4.65%, 07/15/42	219	196,553
4.70%, 10/15/48	205	175,013
4.75%, 03/01/44	334	298,502
4.80%, 05/15/33	50	51,006
4.95%, 10/15/58	290	247,870
5.50%, 05/15/64	155	142,780
5.65%, 06/15/35	93	99,051
6.45%, 03/15/37	175	195,662
6.50%, 11/15/35	313	352,908
6.55%, 07/01/39	75	83,656
6.95%, 08/15/37	190	220,106
FactSet Research Systems, Inc., 3.45%, 03/01/32	305	279,422
Fox Corp.
5.48%, 01/25/39	350	347,925
5.58%, 01/25/49	439	415,859
NBCUniversal Media LLC
4.45%, 01/15/43	395	342,311
6.40%, 04/30/40	110	121,006
Paramount Global
4.38%, 03/15/43	127	79,657
4.60%, 01/15/45	101	63,650
4.85%, 07/01/42	30	20,349
4.90%, 08/15/44	147	94,429
4.95%, 01/15/31	140	130,944
4.95%, 05/19/50	245	154,756
5.25%, 04/01/44	128	86,940
5.50%, 05/15/33	62	55,866
5.85%, 09/01/43	195	144,418
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.90%, 10/15/40	$77	$62,985
6.88%, 04/30/36	227	206,202
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	265	187,900
3.70%, 12/01/42	100	82,358
4.38%, 08/16/41	170	155,260
Series E, 4.13%, 12/01/41	140	124,195
Walt Disney Co.(The)
3.60%, 01/13/51	680	510,974
3.80%, 05/13/60	705	520,605
4.70%, 03/23/50	286	257,621
6.15%, 03/01/37	105	117,635
6.15%, 02/15/41	49	53,907
7.75%, 12/01/45	45	57,741
		14,018,761
Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.
5.00%, 10/01/44	194	180,467
5.25%, 10/01/54	120	115,557
		296,024
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	335	326,020
3.75%, 10/01/30	530	512,298
BHP Billiton Finance USA Ltd., 5.50%, 09/08/53	5	5,039
Newmont Corp.
2.60%, 07/15/32	40	36,711
4.88%, 03/15/42	237	230,180
5.45%, 06/09/44	240	243,354
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	18,966
5.20%, 11/02/40	320	324,009
Rio Tinto Finance USA PLC
4.75%, 03/22/42	135	128,126
5.00%, 03/09/33	115	119,312
5.13%, 03/09/53	230	218,104
5.75%, 03/14/55	25	25,964
Southern Copper Corp., 5.25%, 11/08/42	5	4,886
Yamana Gold, Inc., 2.63%, 08/15/31	80	73,173
		2,266,142
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	570	550,519
3.57%, 12/01/31	90	84,098
4.25%, 04/01/28	370	368,539
		1,003,156
Oil & Gas — 0.7%
APA Corp., 6.75%, 02/15/55	5	5,085
BP Capital Markets America, Inc.
2.77%, 11/10/50	382	242,590
2.94%, 06/04/51	375	245,278
3.00%, 02/24/50	405	270,842
3.00%, 03/17/52	250	164,336
3.38%, 02/08/61	690	461,921
Burlington Resources LLC
5.95%, 10/15/36	145	158,753
7.20%, 08/15/31	172	197,235
ConocoPhillips
5.90%, 05/15/38	420	455,005
6.50%, 02/01/39	290	331,104
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips Co.
4.03%, 03/15/62	$435	$323,061
4.30%, 11/15/44	214	185,616
4.85%, 01/15/32	170	176,291
5.05%, 09/15/33	80	83,235
5.30%, 05/15/53	10	9,488
5.50%, 01/15/55	245	240,349
5.55%, 03/15/54	185	182,230
5.65%, 01/15/65	250	245,225
5.70%, 09/15/63	135	134,332
5.90%, 10/15/32	237	260,297
5.95%, 03/15/46	100	105,526
6.95%, 04/15/29	235	256,241
Devon Energy Corp.
4.75%, 05/15/42	129	116,858
5.00%, 06/15/45	152	138,216
5.60%, 07/15/41	260	260,502
5.75%, 09/15/54	10	9,731
7.88%, 09/30/31	45	52,636
7.95%, 04/15/32	20	23,556
Diamondback Energy, Inc.
3.50%, 12/01/29	393	384,570
4.25%, 03/15/52	85	68,112
4.40%, 03/24/51(b)	118	97,515
5.40%, 04/18/34	200	207,988
5.55%, 04/01/35	70	73,250
5.75%, 04/18/54	55	53,654
5.90%, 04/18/64	315	308,607
6.25%, 03/15/53	125	130,022
Eni USA, Inc., 7.30%, 11/15/27	310	327,105
EOG Resources, Inc.
3.90%, 04/01/35	130	122,711
4.38%, 04/15/30	60	60,834
4.95%, 04/15/50	222	201,736
EQT Corp.
3.90%, 10/01/27	115	114,770
5.00%, 01/15/29	155	157,979
5.75%, 02/01/34	285	301,930
7.00%, 02/01/30	345	377,540
Equinor ASA
2.38%, 05/22/30	305	286,497
3.00%, 04/06/27	255	253,379
3.13%, 04/06/30	380	368,486
3.25%, 11/18/49	165	117,914
3.63%, 09/10/28	594	593,882
3.70%, 04/06/50	405	313,015
3.95%, 05/15/43	112	95,297
4.25%, 06/02/28	85	85,889
4.25%, 11/23/41	192	172,468
4.50%, 09/03/30	25	25,538
4.75%, 11/14/35	25	25,147
4.80%, 11/08/43	150	142,154
5.10%, 08/17/40	300	301,171
5.13%, 06/03/35	475	493,306
7.25%, 09/23/27	225	237,058
Hess Corp.
4.30%, 04/01/27	745	747,795
5.60%, 02/15/41	229	240,701
6.00%, 01/15/40	75	82,005
7.13%, 03/15/33	455	531,604
7.30%, 08/15/31	453	523,147
47
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 10/01/29	$200	$226,740
Marathon Petroleum Corp.
3.80%, 04/01/28	5	4,986
4.75%, 09/15/44	11	9,712
5.00%, 09/15/54(b)	131	113,134
6.50%, 03/01/41	203	221,874
Occidental Petroleum Corp.
4.40%, 04/15/46	240	196,446
6.05%, 10/01/54	100	99,613
6.20%, 03/15/40	160	167,095
6.45%, 09/15/36	335	365,192
6.60%, 03/15/46	225	239,189
6.63%, 09/01/30	45	48,725
7.50%, 05/01/31	155	176,609
7.88%, 09/15/31	120	139,654
7.95%, 06/15/39	90	108,664
Ovintiv, Inc.
5.65%, 05/15/28	200	207,181
6.25%, 07/15/33	270	291,223
6.50%, 08/15/34	295	323,361
6.50%, 02/01/38	187	202,187
6.63%, 08/15/37	140	153,286
7.20%, 11/01/31	375	420,204
7.38%, 11/01/31	772	871,467
8.13%, 09/15/30	170	195,649
Phillips 66
3.30%, 03/15/52	150	100,680
4.65%, 11/15/34	204	202,426
4.88%, 11/15/44	445	401,400
5.88%, 05/01/42	137	140,895
Phillips 66 Co.
4.95%, 03/15/35	135	136,608
5.30%, 06/30/33	360	374,069
5.50%, 03/15/55	160	151,576
5.65%, 06/15/54	150	144,619
Shell Finance U.S., Inc.
3.00%, 11/26/51(e)	575	380,375
3.25%, 04/06/50	105	74,003
6.38%, 12/15/38(e)	450	510,317
Shell International Finance BV, 4.13%, 05/11/35	5	5,027
TotalEnergies Capital International SA
2.83%, 01/10/30	135	130,461
2.99%, 06/29/41	65	50,155
3.13%, 05/29/50	528	362,185
3.39%, 06/29/60	535	355,613
3.46%, 02/19/29	20	19,833
3.46%, 07/12/49	295	217,209
TotalEnergies Capital SA
3.88%, 10/11/28	15	15,077
5.15%, 04/05/34	150	157,137
5.43%, 09/10/64	155	147,662
5.49%, 04/05/54	305	301,817
5.64%, 04/05/64	370	365,784
Valero Energy Corp.
3.65%, 12/01/51	415	295,651
4.00%, 04/01/29	75	75,020
4.90%, 03/15/45	101	92,702
6.63%, 06/15/37	440	493,984
7.50%, 04/15/32	261	303,037
Woodside Finance Ltd.
5.10%, 09/12/34	1,305	1,309,995
Security	Par (000)	Value
Oil & Gas (continued)
5.70%, 05/19/32	$275	$290,915
5.70%, 09/12/54	170	163,897
6.00%, 05/19/35	4,120	4,362,618
		30,875,253
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	436	433,624
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	532	518,418
3.34%, 12/15/27	2,366	2,346,574
Halliburton Co.
2.92%, 03/01/30	188	180,113
4.50%, 11/15/41	85	77,388
4.75%, 08/01/43	200	181,594
4.85%, 11/15/35	200	199,948
6.70%, 09/15/38	218	248,625
7.45%, 09/15/39	230	277,844
NOV, Inc.
3.60%, 12/01/29	531	520,644
3.95%, 12/01/42	155	125,255
Schlumberger Investment SA, 2.65%, 06/26/30	365	347,758
		5,457,785
Packaging & Containers — 0.0%
Amcor Finance USA, Inc.
4.50%, 05/15/28	351	354,388
5.63%, 05/26/33	245	259,914
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	195	183,295
2.69%, 05/25/31	40	36,955
Berry Global, Inc., 5.65%, 01/15/34	335	353,936
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	400	416,950
Sonoco Products Co., 5.75%, 11/01/40	55	57,029
WestRock MWV LLC, 8.20%, 01/15/30	5	5,724
WRKCo, Inc.
3.00%, 06/15/33	185	166,946
4.20%, 06/01/32	40	39,262
		1,874,399
Pharmaceuticals — 1.1%
AbbVie, Inc.
3.78%, 03/03/28	320	320,441
4.05%, 11/21/39	713	645,049
4.13%, 03/15/31	240	240,739
4.25%, 11/14/28	210	212,517
4.25%, 11/21/49	934	785,505
4.30%, 05/14/36	638	618,354
4.40%, 03/15/33	425	426,843
4.40%, 11/06/42	482	436,776
4.45%, 05/14/46	335	296,885
4.50%, 05/14/35	705	698,605
4.63%, 10/01/42	242	226,068
4.65%, 03/15/28	100	101,713
4.70%, 05/14/45	363	332,706
4.75%, 03/15/36	270	271,486
4.88%, 03/15/30	110	113,743
4.88%, 11/14/48	428	394,992
5.20%, 03/15/35	95	98,957
5.40%, 03/15/54	405	397,679
5.50%, 03/15/64	350	344,505
5.55%, 03/15/56	125	125,730
5.60%, 03/15/55	315	318,437
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.65%, 03/15/66	$360	$361,279
Astrazeneca Finance LLC
4.88%, 03/03/28	55	56,212
4.88%, 03/03/33	220	228,649
4.90%, 03/03/30	105	108,721
5.00%, 02/26/34	130	135,247
AstraZeneca PLC
4.00%, 01/17/29	159	160,068
4.00%, 09/18/42	329	286,764
4.38%, 11/16/45	110	98,168
4.38%, 08/17/48	99	87,548
6.45%, 09/15/37	805	922,159
Bristol-Myers Squibb Co.
2.55%, 11/13/50	150	90,472
3.25%, 08/01/42	208	163,199
3.70%, 03/15/52	345	257,385
3.90%, 03/15/62	475	349,046
4.25%, 10/26/49	558	464,022
4.35%, 11/15/47	418	357,935
4.50%, 03/01/44	120	108,212
4.55%, 02/20/48	295	258,265
5.00%, 08/15/45	305	290,666
5.55%, 02/22/54	745	738,944
6.25%, 11/15/53	5	5,518
6.40%, 11/15/63	10	11,113
Cardinal Health, Inc.
3.41%, 06/15/27	160	158,991
4.37%, 06/15/47	202	170,518
4.50%, 09/15/30	100	101,390
4.50%, 11/15/44	71	61,931
4.60%, 03/15/43	80	71,851
4.90%, 09/15/45	80	73,267
5.00%, 11/15/29	130	133,956
5.13%, 02/15/29	145	149,550
5.15%, 09/15/35	280	286,507
5.35%, 11/15/34	800	831,435
5.45%, 02/15/34	235	247,161
5.75%, 11/15/54	70	70,559
Cencora, Inc.
3.45%, 12/15/27	445	441,658
3.95%, 02/13/29	150	150,078
4.25%, 11/15/30	55	55,207
4.25%, 03/01/45	262	226,242
4.30%, 12/15/47	314	270,290
4.60%, 02/13/33	85	85,604
4.85%, 12/15/29	75	77,165
4.90%, 02/13/36	200	201,369
5.13%, 02/15/34	460	476,770
5.15%, 02/15/35	35	36,169
5.65%, 02/13/56	115	115,515
CVS Health Corp.
4.13%, 04/01/40	110	95,527
4.25%, 04/01/50	378	298,806
4.78%, 03/25/38	1,187	1,132,759
4.88%, 07/20/35	310	307,647
5.05%, 03/25/48	981	874,444
5.13%, 07/20/45	525	479,947
5.30%, 12/05/43	300	282,768
5.63%, 02/21/53	430	409,211
5.88%, 06/01/53	115	112,593
6.00%, 06/01/63	335	327,342
Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 09/15/39	$225	$238,465
Eli Lilly & Co.
2.50%, 09/15/60	580	319,737
3.10%, 05/15/27	200	198,796
3.38%, 03/15/29	10	9,900
3.70%, 03/01/45	165	134,028
3.95%, 03/15/49	210	171,370
4.15%, 03/15/59	455	366,100
4.70%, 02/27/33	105	108,023
4.88%, 02/27/53	120	110,462
4.95%, 02/27/63	140	127,163
5.00%, 02/09/54	70	65,794
5.05%, 08/14/54	175	165,045
5.10%, 02/09/64	245	227,510
5.20%, 08/14/64	180	169,624
5.50%, 03/15/27	85	86,645
5.50%, 02/12/55	95	95,700
5.55%, 03/15/37	220	238,630
5.60%, 02/12/65	75	75,669
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	624	626,777
4.20%, 03/18/43	120	107,585
4.88%, 04/15/35	120	122,393
6.38%, 05/15/38	456	520,105
McKesson Corp.
4.25%, 09/15/29	75	75,764
4.65%, 05/30/30	50	51,168
4.95%, 05/30/32	50	51,980
5.10%, 07/15/33	500	522,021
5.25%, 05/30/35	50	52,453
Mead Johnson Nutrition Co., 4.60%, 06/01/44	182	165,672
Merck & Co., Inc.
2.45%, 06/24/50(b)	115	68,957
2.75%, 12/10/51	495	310,786
2.90%, 12/10/61	690	408,663
3.40%, 03/07/29	35	34,669
3.60%, 09/15/42	115	94,864
3.70%, 02/10/45	410	330,872
3.90%, 03/07/39	145	131,784
4.00%, 03/07/49	451	366,428
4.15%, 05/18/43	385	337,876
4.50%, 05/17/33	315	320,531
5.00%, 05/17/53	55	51,127
5.15%, 05/17/63	285	264,826
6.50%, 12/01/33	30	34,185
6.55%, 09/15/37	25	28,879
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	162	178,371
5.95%, 12/01/28	350	370,098
Novartis Capital Corp.
2.75%, 08/14/50	410	268,545
3.70%, 09/21/42	75	63,176
3.80%, 09/18/29	185	185,124
3.90%, 11/05/28	175	175,770
4.00%, 09/18/31	175	175,556
4.00%, 11/20/45	130	110,961
4.10%, 11/05/30	175	176,078
4.20%, 09/18/34	1,405	1,393,471
4.30%, 11/05/32	175	176,372
4.60%, 11/05/35	1,265	1,271,487
4.70%, 09/18/54	545	492,568
49
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.20%, 11/05/45	$90	$89,091
5.30%, 11/05/55	90	89,089
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/53	665	637,057
5.34%, 05/19/63	960	900,334
Pfizer, Inc.
2.70%, 05/28/50	245	156,845
4.00%, 12/15/36	55	52,135
4.00%, 03/15/49	235	190,524
4.10%, 09/15/38	160	148,653
4.13%, 12/15/46	135	113,238
4.20%, 09/15/48	325	273,535
7.20%, 03/15/39	195	235,437
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	450	308,767
3.38%, 07/09/60	280	183,901
5.00%, 11/26/28	200	204,722
5.65%, 07/05/54	5	4,995
5.80%, 07/05/64	265	266,895
Zoetis, Inc.
2.00%, 05/15/30	685	632,257
3.00%, 09/12/27	2,335	2,308,530
3.00%, 05/15/50	1,095	741,559
3.90%, 08/20/28	521	521,522
3.95%, 09/12/47	390	321,052
4.15%, 08/17/28	150	151,132
4.45%, 08/20/48	1,130	989,680
4.70%, 02/01/43	4,930	4,579,702
5.00%, 08/17/35	150	152,940
5.60%, 11/16/32	985	1,054,782
		50,096,526
Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	9,155	7,971,909
3.70%, 11/15/29	1,522	1,500,386
5.13%, 06/30/27	507	511,847
Cheniere Energy Partners LP
3.25%, 01/31/32	260	242,481
4.00%, 03/01/31	310	304,018
5.55%, 10/30/35	25	26,000
5.95%, 06/30/33	176	188,689
Cheniere Energy, Inc.
4.63%, 10/15/28	9,810	9,806,093
5.65%, 04/15/34	4,460	4,689,874
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	115	116,893
Enbridge Energy Partners LP
7.38%, 10/15/45	85	100,537
Series B, 7.50%, 04/15/38	285	341,279
Enbridge, Inc.
2.50%, 08/01/33	810	706,697
3.13%, 11/15/29	15	14,503
3.40%, 08/01/51	220	153,739
3.70%, 07/15/27	104	103,714
4.00%, 11/15/49	195	152,818
4.20%, 11/20/28	150	150,849
4.50%, 02/15/31	150	151,462
4.50%, 06/10/44	135	117,444
4.60%, 06/20/28	75	76,033
4.90%, 06/20/30	125	128,625
5.20%, 11/20/35	150	152,961
5.30%, 04/05/29	55	56,987
Security	Par (000)	Value
Pipelines (continued)
5.50%, 12/01/46	$120	$118,750
5.55%, 06/20/35	190	199,093
5.63%, 04/05/34	195	206,224
5.70%, 03/08/33	445	472,877
6.00%, 11/15/28	130	136,868
6.70%, 11/15/53	120	134,887
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	15	16,163
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	55	58,689
Energy Transfer LP
5.95%, 05/15/54	5	4,824
6.05%, 09/01/54	10	9,792
Enterprise Products Operating LLC
2.80%, 01/31/30	30	28,745
3.13%, 07/31/29	150	146,399
3.70%, 01/31/51	10	7,489
3.95%, 01/31/60	186	138,444
4.20%, 01/31/50	136	111,642
4.25%, 02/15/48	15	12,507
4.45%, 02/15/43	123	110,152
4.80%, 02/01/49	226	203,156
4.85%, 08/15/42	127	119,829
4.85%, 03/15/44	90	83,829
4.90%, 05/15/46	228	211,195
4.95%, 10/15/54	229	207,003
5.10%, 02/15/45	269	257,049
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	260	260,649
5.70%, 02/15/42	118	122,495
5.95%, 02/01/41	153	163,430
6.13%, 10/15/39	125	137,005
6.45%, 09/01/40	109	122,729
7.55%, 04/15/38	64	78,326
Series D, 6.88%, 03/01/33	100	114,869
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	95	95,238
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	48,226
5.00%, 08/15/42	105	99,131
5.00%, 03/01/43	170	158,613
5.40%, 09/01/44	169	163,556
5.50%, 03/01/44	206	202,423
5.63%, 09/01/41	95	95,626
5.80%, 03/15/35	260	277,800
6.38%, 03/01/41	144	157,287
6.50%, 02/01/37	127	142,230
6.50%, 09/01/39	168	186,298
6.55%, 09/15/40	119	132,257
6.95%, 01/15/38	240	276,811
7.30%, 08/15/33	287	334,166
7.40%, 03/15/31	50	57,152
7.50%, 11/15/40	121	146,585
7.75%, 03/15/32	120	140,525
Kinder Morgan, Inc.
2.00%, 02/15/31	150	135,884
3.25%, 08/01/50	177	119,164
3.60%, 02/15/51	135	96,955
4.30%, 03/01/28	492	496,096
4.80%, 02/01/33	455	463,045
5.00%, 02/01/29	750	772,590
5.05%, 02/15/46	270	249,014
5.10%, 08/01/29	105	108,715
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.15%, 06/01/30	$1,055	$1,097,690
5.20%, 06/01/33	740	772,224
5.20%, 03/01/48	279	260,965
5.30%, 12/01/34	655	679,335
5.40%, 02/01/34	390	409,553
5.45%, 08/01/52	10	9,499
5.55%, 06/01/45	326	322,113
5.85%, 06/01/35	1,050	1,127,973
5.95%, 08/01/54	190	194,151
7.75%, 01/15/32	227	266,749
7.80%, 08/01/31	135	158,006
MPLX LP
4.00%, 03/15/28	65	65,032
4.25%, 12/01/27	35	35,153
4.50%, 04/15/38	371	344,842
4.70%, 04/15/48	373	315,030
4.80%, 02/15/29	98	99,897
4.90%, 04/15/58	212	176,403
4.95%, 03/14/52	120	103,353
5.20%, 03/01/47	232	211,775
5.50%, 02/15/49	281	263,546
Northwest Pipeline LLC, 4.00%, 04/01/27	102	102,024
ONEOK Partners LP
6.13%, 02/01/41	166	174,627
6.20%, 09/15/43	141	146,196
6.65%, 10/01/36	265	294,503
6.85%, 10/15/37	225	252,980
ONEOK, Inc.
3.10%, 03/15/30	310	296,932
3.25%, 06/01/30	135	129,584
3.40%, 09/01/29	120	117,344
3.95%, 03/01/50	165	121,575
4.00%, 07/13/27	464	464,356
4.20%, 10/03/47	125	98,633
4.35%, 03/15/29	175	176,088
4.45%, 09/01/49	195	160,923
4.50%, 03/15/50	158	130,824
4.55%, 07/15/28	578	584,341
4.75%, 10/15/31	155	157,149
4.85%, 02/01/49	109	93,729
4.95%, 10/15/32	125	127,091
4.95%, 07/13/47	152	134,903
5.05%, 11/01/34	745	747,654
5.20%, 07/15/48	330	300,074
5.38%, 06/01/29	385	398,856
5.40%, 10/15/35	125	127,405
5.65%, 09/01/34	670	699,520
5.70%, 11/01/54	295	278,028
5.80%, 11/01/30	120	127,188
5.85%, 11/01/64	55	52,156
6.00%, 06/15/35	140	149,122
6.05%, 09/01/33	275	295,337
6.10%, 11/15/32	180	194,306
6.25%, 10/15/55	340	343,835
6.35%, 01/15/31	225	243,674
6.63%, 09/01/53	65	68,912
7.15%, 01/15/51	5	5,621
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	317	318,191
4.50%, 05/15/30	356	359,909
5.00%, 03/15/27	252	253,173
Security	Par (000)	Value
Pipelines (continued)
5.90%, 09/15/37	$53	$57,031
Spectra Energy Partners LP
4.50%, 03/15/45	239	206,978
5.95%, 09/25/43	302	312,127
Targa Resources Corp.
4.20%, 02/01/33	540	524,663
4.35%, 01/15/29	150	151,131
4.35%, 04/15/31	100	99,994
4.90%, 09/15/30	200	205,242
4.95%, 04/15/52	210	181,313
5.40%, 07/30/36	160	162,948
5.50%, 02/15/35	75	77,596
5.55%, 08/15/35	260	269,458
5.65%, 02/15/36	190	197,614
6.05%, 05/15/56	65	64,844
6.13%, 03/15/33	70	75,723
6.13%, 05/15/55	160	161,792
6.50%, 03/30/34	345	381,976
6.50%, 02/15/53	250	265,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	660	640,901
4.88%, 02/01/31	445	450,571
5.50%, 03/01/30	315	320,478
TC PipeLines LP, 3.90%, 05/25/27	165	164,705
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	70	72,218
7.00%, 10/15/28	25	26,887
7.63%, 04/01/37	70	84,333
Texas Eastern Transmission LP, 7.00%, 07/15/32	332	377,580
TransCanada PipeLines Ltd.
4.10%, 04/15/30	229	228,625
4.25%, 05/15/28	165	165,905
4.63%, 03/01/34	225	223,500
4.88%, 05/15/48	75	66,965
5.10%, 03/15/49	129	123,069
5.60%, 03/31/34	75	79,525
5.85%, 03/15/36	115	122,606
6.10%, 06/01/40	105	113,158
6.20%, 10/15/37	279	303,569
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	15	15,603
7.25%, 08/15/38	209	245,477
7.63%, 01/15/39	195	236,793
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	40	40,049
4.45%, 08/01/42	130	116,590
4.60%, 03/15/48	267	233,826
5.40%, 08/15/41	93	92,841
Valero Energy Partners LP, 4.50%, 03/15/28	200	201,843
Western Midstream Operating LP
4.05%, 02/01/30	380	375,330
4.50%, 03/01/28	135	136,018
4.80%, 03/01/31	125	126,088
5.25%, 02/01/50	250	217,176
5.30%, 03/01/48	10	8,827
5.45%, 11/15/34	195	198,278
5.45%, 04/01/44	115	106,088
5.50%, 12/15/35	75	75,666
5.50%, 08/15/48	115	103,905
6.15%, 04/01/33	615	657,543
51
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Williams Companies, Inc.(The)
3.75%, 06/15/27	$202	$201,547
4.63%, 06/30/30	175	178,066
4.85%, 03/01/48	240	212,932
4.90%, 01/15/45	102	93,203
5.10%, 09/15/45	291	272,120
5.15%, 03/15/34	365	374,055
5.15%, 03/15/36	325	328,610
5.30%, 09/30/35	195	200,172
5.30%, 08/15/52	20	18,654
5.40%, 03/04/44	188	182,711
5.60%, 03/15/35	195	204,849
5.65%, 03/15/33	200	211,553
5.75%, 06/24/44	70	70,946
5.80%, 11/15/43	71	71,596
5.80%, 11/15/54	115	114,525
5.95%, 03/15/56	300	304,549
6.00%, 03/15/55	55	56,395
6.30%, 04/15/40	305	332,577
8.75%, 03/15/32	148	180,426
Series A, 7.50%, 01/15/31	57	65,115
		66,379,150
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	75	73,155
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	1,230	1,123,513
4.80%, 06/15/30	100	101,936
4.90%, 01/15/33	125	126,468
5.50%, 04/01/29	150	155,784
5.50%, 06/15/35	190	196,595
5.95%, 08/15/34	335	358,110
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	30	32,079
		2,094,485
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	390	324,008
2.95%, 03/15/34	205	178,384
3.38%, 08/15/31	60	56,508
3.55%, 03/15/52	55	39,473
4.00%, 02/01/50	205	157,644
4.85%, 04/15/49	172	150,350
4.90%, 12/15/30	65	66,361
American Tower Corp.
1.88%, 10/15/30	190	171,409
2.10%, 06/15/30	355	325,740
2.30%, 09/15/31	85	76,457
2.70%, 04/15/31	420	389,876
2.90%, 01/15/30	335	319,995
2.95%, 01/15/51	355	229,323
3.10%, 06/15/50	100	67,089
3.55%, 07/15/27	475	472,336
3.60%, 01/15/28	555	550,992
3.70%, 10/15/49	302	228,340
3.80%, 08/15/29	510	505,133
3.95%, 03/15/29	76	75,733
4.05%, 03/15/32	30	29,525
4.70%, 12/15/32	90	90,902
4.90%, 03/15/30	195	200,381
5.00%, 01/31/30	25	25,738
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.20%, 02/15/29	$70	$72,240
5.25%, 07/15/28	70	71,979
5.35%, 03/15/35	510	528,924
5.40%, 01/31/35	1,125	1,169,276
5.45%, 02/15/34	160	167,390
5.50%, 03/15/28	25	25,698
5.55%, 07/15/33	290	305,982
5.65%, 03/15/33	20	21,235
5.90%, 11/15/33	140	150,993
AvalonBay Communities, Inc.
2.30%, 03/01/30	57	53,403
3.20%, 01/15/28	135	133,945
3.30%, 06/01/29	95	93,230
3.90%, 10/15/46	39	31,775
4.35%, 04/15/48	122	105,498
5.00%, 02/15/33	405	419,282
Boston Properties LP
2.45%, 10/01/33	440	364,076
2.55%, 04/01/32	280	246,010
2.90%, 03/15/30	360	339,757
3.25%, 01/30/31	354	333,398
3.40%, 06/21/29	386	375,995
4.50%, 12/01/28	260	262,184
5.75%, 01/15/35	210	213,994
6.50%, 01/15/34	270	289,246
6.75%, 12/01/27	95	99,139
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,541
4.05%, 07/01/30	319	316,145
4.13%, 05/15/29	45	45,061
COPT Defense Properties LP
2.00%, 01/15/29	195	184,104
2.75%, 04/15/31	215	198,538
2.90%, 12/01/33	170	147,542
Cousins Properties LP, 5.88%, 10/01/34	195	204,285
Crown Castle, Inc.
2.10%, 04/01/31	355	316,683
2.25%, 01/15/31	350	316,395
2.50%, 07/15/31	280	253,133
2.90%, 03/15/27	175	173,064
2.90%, 04/01/41	10	7,438
3.10%, 11/15/29	105	100,807
3.25%, 01/15/51	220	148,151
3.30%, 07/01/30	370	354,243
3.65%, 09/01/27	775	771,493
3.80%, 02/15/28	827	823,639
4.00%, 03/01/27	225	224,932
4.00%, 11/15/49	205	157,793
4.15%, 07/01/50	215	170,678
4.30%, 02/15/29	355	356,512
4.75%, 05/15/47	264	231,815
4.80%, 09/01/28	275	279,584
5.00%, 01/11/28	320	325,374
5.10%, 05/01/33	375	382,368
5.20%, 09/01/34	170	173,772
5.20%, 02/15/49	251	230,034
5.60%, 06/01/29	220	229,183
5.80%, 03/01/34	55	58,301
Digital Realty Trust LP
3.60%, 07/01/29	3,259	3,216,874
3.70%, 08/15/27	1,584	1,578,155
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.45%, 07/15/28	$4,942	$4,990,755
5.55%, 01/15/28	2,485	2,555,815
DOC DR LLC
2.63%, 11/01/31	20	18,172
3.95%, 01/15/28	270	269,691
EPR Properties
3.60%, 11/15/31	100	93,909
4.50%, 06/01/27	95	95,105
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	2,000	1,998,390
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	275	278,015
5.50%, 06/15/34	1,655	1,727,470
Equinix, Inc.
1.55%, 03/15/28	295	281,130
1.80%, 07/15/27	20	19,427
2.00%, 05/15/28	1,240	1,188,124
2.15%, 07/15/30	785	718,129
2.50%, 05/15/31	325	296,468
2.95%, 09/15/51	250	158,605
3.00%, 07/15/50	222	143,625
3.20%, 11/18/29	1,833	1,771,227
3.40%, 02/15/52	145	100,288
3.90%, 04/15/32	200	193,637
Federal Realty OP LP
3.20%, 06/15/29	234	227,714
3.25%, 07/15/27	715	708,333
3.50%, 06/01/30	725	704,425
4.50%, 12/01/44	50	44,330
5.38%, 05/01/28	970	996,557
Healthpeak OP LLC
3.00%, 01/15/30	539	515,602
3.50%, 07/15/29	546	535,316
4.75%, 01/15/33	25	25,105
5.25%, 12/15/32	15	15,492
6.75%, 02/01/41	155	172,393
Highwoods Realty LP
2.60%, 02/01/31	20	17,992
3.05%, 02/15/30	135	127,146
4.20%, 04/15/29	60	59,383
7.65%, 02/01/34	50	56,970
Host Hotels & Resorts LP
5.70%, 07/01/34	5	5,203
Series H, 3.38%, 12/15/29	245	237,333
Series I, 3.50%, 09/15/30	440	421,953
Series J, 2.90%, 12/15/31	55	50,241
Kilroy Realty LP
2.50%, 11/15/32	265	222,456
3.05%, 02/15/30	440	408,991
Kimco Realty OP LLC
3.70%, 10/01/49	62	47,468
3.80%, 04/01/27	30	30,004
4.13%, 12/01/46	152	128,858
4.25%, 04/01/45	80	68,905
4.45%, 09/01/47	105	91,421
Omega Healthcare Investors, Inc., 3.25%, 04/15/33(b)	260	234,708
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	148,493
Prologis LP
2.13%, 04/15/27	25	24,554
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.13%, 10/15/50	$135	$74,157
2.25%, 04/15/30	35	32,772
2.25%, 01/15/32	60	53,988
2.88%, 11/15/29	45	43,364
3.00%, 04/15/50	111	74,266
3.05%, 03/01/50	51	34,535
3.88%, 09/15/28	900	900,451
4.00%, 09/15/28	20	20,067
4.38%, 02/01/29	95	96,262
4.38%, 09/15/48	170	145,216
4.63%, 01/15/33	235	238,430
4.75%, 06/15/33	440	448,012
4.88%, 06/15/28	115	117,662
5.13%, 01/15/34	100	103,568
5.25%, 03/15/54	20	19,263
Regency Centers LP
2.95%, 09/15/29	235	227,169
4.13%, 03/15/28	97	97,501
4.40%, 02/01/47	80	69,661
4.50%, 03/15/33	25	24,996
4.65%, 03/15/49	105	93,214
Sabra Health Care LP
3.20%, 12/01/31	130	120,244
3.90%, 10/15/29	55	54,160
Ventas Realty LP
4.38%, 02/01/45	86	74,143
4.88%, 04/15/49	159	142,326
5.70%, 09/30/43	143	146,333
VICI Properties LP
4.95%, 02/15/30	140	142,345
5.13%, 05/15/32	310	313,903
5.63%, 05/15/52	260	244,535
Welltower OP LLC
2.75%, 01/15/31	190	178,635
2.75%, 01/15/32	475	438,081
2.80%, 06/01/31	155	144,892
3.10%, 01/15/30	240	232,030
3.85%, 06/15/32	320	312,723
4.13%, 03/15/29	150	150,837
4.25%, 04/15/28	285	287,220
4.50%, 07/01/30	50	50,876
4.95%, 09/01/48	208	196,586
5.13%, 07/01/35	50	51,508
6.50%, 03/15/41	210	238,384
Weyerhaeuser Co.
4.00%, 11/15/29	469	466,817
4.00%, 04/15/30	222	220,271
6.95%, 10/01/27	20	20,911
7.38%, 03/15/32	395	453,006
WP Carey, Inc., 3.85%, 07/15/29	60	59,547
		53,467,178
Retail — 0.7%
AutoNation, Inc.
2.40%, 08/01/31	100	89,905
3.80%, 11/15/27	212	211,199
3.85%, 03/01/32	70	66,782
4.45%, 01/15/29	100	100,712
4.75%, 06/01/30	35	35,505
5.89%, 03/15/35	800	834,495
53
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Best Buy Co., Inc.
1.95%, 10/01/30	$2,470	$2,232,734
4.45%, 10/01/28	1,986	2,007,386
Dollar General Corp.
4.13%, 04/03/50	49	38,763
5.20%, 07/05/28	65	66,686
5.45%, 07/05/33	35	36,685
Dollar Tree, Inc., 3.38%, 12/01/51	75	50,621
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	50,138
5.00%, 10/03/34	975	990,098
Home Depot, Inc.(The)
2.70%, 04/15/30	428	408,852
2.80%, 09/14/27	145	143,273
2.95%, 06/15/29	1,495	1,455,624
3.13%, 12/15/49	315	217,701
3.25%, 04/15/32	170	162,210
3.30%, 04/15/40	40	33,155
3.35%, 04/15/50	382	273,710
3.50%, 09/15/56	390	276,264
3.63%, 04/15/52	225	166,941
3.75%, 09/15/28	95	95,475
3.90%, 12/06/28	825	829,241
3.90%, 06/15/47	290	233,566
3.95%, 09/15/30	120	120,448
4.20%, 04/01/43	275	242,166
4.25%, 04/01/46	369	317,200
4.40%, 03/15/45	265	234,280
4.50%, 09/15/32	240	244,824
4.50%, 12/06/48	320	279,759
4.65%, 09/15/35	185	184,913
4.85%, 06/25/31	215	224,133
4.88%, 02/15/44	240	227,673
4.95%, 06/25/34	250	258,214
5.30%, 06/25/54	100	97,083
5.40%, 09/15/40	225	233,443
5.40%, 06/25/64	55	53,412
5.88%, 12/16/36	720	786,527
5.95%, 04/01/41	20	21,794
Lowe's Companies, Inc.
1.70%, 10/15/30	110	98,818
2.63%, 04/01/31	190	176,213
3.00%, 10/15/50	213	138,112
3.70%, 04/15/46	300	231,565
3.75%, 04/01/32	150	145,217
4.05%, 05/03/47	320	257,339
4.25%, 04/01/52	225	179,973
4.38%, 09/15/45	254	216,694
4.45%, 04/01/62	370	293,193
4.50%, 04/15/30	125	127,085
4.55%, 04/05/49	310	264,809
4.65%, 04/15/42	140	129,620
5.00%, 04/15/33	55	56,728
5.00%, 04/15/40	134	131,929
5.13%, 04/15/50	226	207,514
5.15%, 07/01/33	220	228,418
5.50%, 10/15/35	265	279,160
5.63%, 04/15/53	90	88,574
5.80%, 09/15/62	195	193,198
5.85%, 04/01/63	40	39,870
6.50%, 03/15/29	290	311,346
Security	Par (000)	Value
Retail (continued)
Lowe's Cos., Inc.
3.95%, 10/15/27	$275	$275,873
4.00%, 10/15/28	275	275,726
4.25%, 03/15/31	275	275,819
4.50%, 10/15/32	265	266,247
4.85%, 10/15/35	260	259,689
McDonald's Corp.
3.63%, 05/01/43	108	86,595
3.63%, 09/01/49	212	159,464
3.70%, 02/15/42	75	62,639
3.80%, 04/01/28	90	90,044
4.20%, 04/01/50	222	182,898
4.45%, 03/01/47	167	145,732
4.45%, 09/01/48	241	208,762
4.60%, 05/26/45	180	161,785
4.70%, 12/09/35	129	130,311
4.88%, 07/15/40	190	186,020
4.88%, 12/09/45	300	278,120
4.95%, 08/14/33	45	46,827
5.45%, 08/14/53	90	88,569
5.70%, 02/01/39	25	26,872
6.30%, 10/15/37	77	86,889
6.30%, 03/01/38	125	140,195
O'Reilly Automotive, Inc., 4.20%, 04/01/30	92	92,312
Starbucks Corp.
2.25%, 03/12/30	50	46,632
3.35%, 03/12/50	270	190,112
3.50%, 03/01/28	86	85,408
3.50%, 11/15/50	440	317,407
3.55%, 08/15/29	70	69,230
3.75%, 12/01/47	80	61,777
4.30%, 06/15/45	102	87,915
4.45%, 08/15/49	241	205,442
4.50%, 11/15/48	230	197,751
4.80%, 02/15/33	100	102,479
Target Corp.
2.35%, 02/15/30	85	80,239
2.65%, 09/15/30	275	259,958
2.95%, 01/15/52	230	150,906
3.38%, 04/15/29	80	79,126
3.63%, 04/15/46	291	227,656
3.90%, 11/15/47	240	193,362
4.00%, 07/01/42	231	198,786
4.35%, 06/15/28	55	55,760
4.40%, 01/15/33	310	313,884
4.80%, 01/15/53(b)	190	172,772
5.00%, 04/15/35(b)	100	102,650
5.25%, 02/15/36	90	93,486
6.35%, 11/01/32	10	11,179
6.50%, 10/15/37	225	258,442
7.00%, 01/15/38	230	273,839
TJX Companies, Inc.(The)
3.88%, 04/15/30	105	105,031
4.50%, 04/15/50	106	93,539
Tractor Supply Co.
1.75%, 11/01/30	2,734	2,447,997
5.25%, 05/15/33	1,860	1,931,849
		30,370,967
Semiconductors — 0.9%
Analog Devices, Inc.
4.25%, 06/15/28	190	192,082
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 06/15/30	$185	$189,092
5.30%, 12/15/45	110	109,918
Applied Materials, Inc.
1.75%, 06/01/30	775	706,829
2.75%, 06/01/50	175	115,724
3.30%, 04/01/27	105	104,582
4.00%, 01/15/31	100	100,021
4.35%, 04/01/47	276	244,108
4.60%, 01/15/36	80	79,568
4.80%, 06/15/29	245	252,336
5.10%, 10/01/35	680	707,275
5.85%, 06/15/41	245	265,282
Broadcom, Inc.
3.14%, 11/15/35(e)	445	388,738
3.19%, 11/15/36(e)	305	263,001
3.42%, 04/15/33	659	616,835
3.47%, 04/15/34	449	414,862
3.50%, 02/15/41	338	280,162
3.75%, 02/15/51	634	489,103
4.15%, 04/15/32(e)	190	187,929
4.20%, 10/15/30	35	35,170
4.30%, 01/15/31	35	35,306
4.30%, 11/15/32	150	149,478
4.60%, 07/15/30	75	76,625
4.60%, 01/15/33	75	75,797
4.80%, 02/15/36	260	260,679
4.90%, 07/15/32	125	128,703
4.90%, 02/15/38	240	238,746
4.93%, 05/15/37(e)	517	516,810
4.95%, 01/15/36	30	30,359
5.00%, 04/15/30	325	335,893
5.20%, 07/15/35	125	129,192
5.70%, 01/15/56	35	35,966
Intel Corp.
1.60%, 08/12/28	1,340	1,266,757
2.00%, 08/12/31	10	8,859
2.45%, 11/15/29	665	626,899
3.05%, 08/12/51	180	113,036
3.10%, 02/15/60	202	115,431
3.15%, 05/11/27	525	519,840
3.25%, 11/15/49	485	317,217
3.73%, 12/08/47	314	226,938
3.75%, 08/05/27	215	214,279
3.90%, 03/25/30	155	153,143
4.00%, 08/05/29	120	119,674
4.00%, 12/15/32	525	507,130
4.10%, 05/19/46	209	162,249
4.10%, 05/11/47	200	154,216
4.15%, 08/05/32	215	210,163
4.25%, 12/15/42	140	116,081
4.60%, 03/25/40	60	54,522
4.75%, 03/25/50	288	239,736
4.80%, 10/01/41	235	212,456
4.88%, 02/10/28	350	355,503
4.90%, 07/29/45	287	251,817
4.90%, 08/05/52	185	156,069
4.95%, 03/25/60	190	157,363
5.00%, 02/21/31	170	174,961
5.05%, 08/05/62	110	91,440
5.13%, 02/10/30	450	464,021
5.15%, 02/21/34(b)	170	173,557
Security	Par (000)	Value
Semiconductors (continued)
5.20%, 02/10/33	$590	$607,684
5.70%, 02/10/53	195	184,985
5.90%, 02/10/63	145	139,164
KLA Corp.
3.30%, 03/01/50	70	49,671
5.00%, 03/15/49	65	60,818
5.25%, 07/15/62	80	75,380
Lam Research Corp.
1.90%, 06/15/30	1,195	1,096,942
2.88%, 06/15/50	231	152,163
3.13%, 06/15/60	85	53,794
4.00%, 03/15/29	1,166	1,171,165
4.88%, 03/15/49	175	162,938
Marvell Technology, Inc.
4.75%, 07/15/30	25	25,488
5.45%, 07/15/35	25	25,967
5.95%, 09/15/33	45	48,301
Micron Technology, Inc.
2.70%, 04/15/32	115	105,115
3.48%, 11/01/51(b)	235	172,209
5.88%, 02/09/33	105	112,918
5.88%, 09/15/33	75	80,562
NVIDIA Corp.
2.00%, 06/15/31	1,280	1,165,215
2.85%, 04/01/30	1,470	1,413,967
3.50%, 04/01/40	170	146,693
3.50%, 04/01/50	332	252,941
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,920	1,986,522
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	335	306,744
2.65%, 02/15/32	330	297,799
3.13%, 02/15/42	410	305,277
3.15%, 05/01/27	215	213,064
3.25%, 05/11/41	135	103,932
3.25%, 11/30/51	139	93,230
3.40%, 05/01/30	560	542,601
4.30%, 08/19/28	180	181,127
4.30%, 06/18/29	1,090	1,096,441
4.40%, 06/01/27	605	608,042
4.85%, 08/19/32	75	76,102
5.00%, 01/15/33	435	444,102
5.25%, 08/19/35	745	760,932
Qorvo, Inc., 4.38%, 10/15/29	275	270,752
QUALCOMM, Inc.
4.30%, 05/20/47	375	317,819
4.50%, 05/20/52	185	156,490
4.65%, 05/20/35	90	90,936
4.80%, 05/20/45	65	59,888
6.00%, 05/20/53	20	21,145
Texas Instruments, Inc.
1.75%, 05/04/30	865	794,345
1.90%, 09/15/31	340	305,314
2.25%, 09/04/29	714	679,060
2.70%, 09/15/51	250	156,085
2.90%, 11/03/27	890	880,476
3.65%, 08/16/32	1,220	1,185,574
3.88%, 03/15/39	288	260,459
4.10%, 08/16/52	50	40,511
4.15%, 05/15/48	375	314,372
4.50%, 05/23/30	120	122,499
4.60%, 02/15/28	50	50,846
55
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 02/08/29	$205	$210,041
4.85%, 02/08/34	180	185,822
4.90%, 03/14/33	645	669,320
5.00%, 03/14/53	45	42,054
5.05%, 05/18/63	75	68,577
5.10%, 05/23/35	125	130,213
5.15%, 02/08/54	155	149,061
TSMC Arizona Corp.
2.50%, 10/25/31	1,580	1,460,943
3.13%, 10/25/41	30	25,265
3.25%, 10/25/51	235	184,395
3.88%, 04/22/27	535	535,114
4.25%, 04/22/32	435	440,795
4.50%, 04/22/52	235	227,805
		39,275,499
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	115	109,728
3.48%, 12/01/27	170	168,524
4.20%, 05/01/30	414	413,386
5.35%, 01/15/30	25	25,945
5.75%, 01/15/35	25	26,721
		744,304
Software — 0.9%
Adobe, Inc.
2.30%, 02/01/30	2,825	2,648,520
4.80%, 04/04/29	230	236,089
4.85%, 04/04/27	105	106,199
4.95%, 04/04/34	265	270,796
5.30%, 01/17/35	135	140,716
Autodesk, Inc.
2.40%, 12/15/31	1,080	967,235
2.85%, 01/15/30	635	604,975
3.50%, 06/15/27	1,588	1,578,497
5.30%, 06/15/35	800	814,373
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	990	897,411
2.90%, 12/01/29	920	871,092
Cadence Design Systems, Inc.
4.20%, 09/10/27	1,155	1,160,581
4.30%, 09/10/29	1,410	1,425,269
4.70%, 09/10/34	1,030	1,037,864
Concentrix Corp., 6.85%, 08/02/33(b)	30	28,896
Fidelity National Information Services, Inc.
4.50%, 08/15/46	20	16,927
5.10%, 07/15/32	295	299,711
Fiserv, Inc.
3.50%, 07/01/29	145	140,865
4.20%, 10/01/28	40	40,006
4.40%, 07/01/49	378	299,294
4.55%, 02/15/31	30	29,915
5.25%, 08/11/35	50	50,004
5.63%, 08/21/33	95	98,348
Intuit, Inc.
1.35%, 07/15/27	330	319,439
1.65%, 07/15/30	320	288,869
5.20%, 09/15/33	675	698,394
5.50%, 09/15/53	1,165	1,102,283
Microsoft Corp.
2.53%, 06/01/50	240	148,866
Security	Par (000)	Value
Software (continued)
2.68%, 06/01/60	$125	$72,496
2.92%, 03/17/52	705	468,755
3.04%, 03/17/62	95	59,619
3.45%, 08/08/36	610	563,315
3.50%, 02/12/35(b)	1,065	1,008,945
3.50%, 11/15/42	50	41,825
3.95%, 08/08/56	50	39,786
4.00%, 02/12/55	120	96,987
4.10%, 02/06/37	435	425,008
4.20%, 11/03/35(b)	355	357,150
4.50%, 10/01/40	20	19,746
Oracle Corp.
3.60%, 04/01/40	287	215,462
3.60%, 04/01/50	742	463,972
3.65%, 03/25/41	500	371,367
3.80%, 11/15/37	392	322,736
3.85%, 07/15/36	320	272,933
3.85%, 04/01/60	563	342,408
3.90%, 05/15/35	460	402,894
3.95%, 03/25/51	556	367,411
4.00%, 07/15/46	557	389,011
4.00%, 11/15/47	419	288,632
4.10%, 03/25/61	264	169,044
4.13%, 05/15/45	342	247,190
4.20%, 09/27/29	15	14,806
4.30%, 07/08/34	295	269,653
4.38%, 05/15/55	331	228,991
4.50%, 05/06/28	40	40,216
4.50%, 07/08/44	300	231,091
4.70%, 09/27/34	95	89,246
4.90%, 02/06/33	530	517,921
5.20%, 09/26/35	50	48,321
5.38%, 07/15/40	382	349,174
5.38%, 09/27/54	240	193,563
5.50%, 09/27/64	335	265,601
5.55%, 02/06/53	305	254,606
5.70%, 02/04/36	500	500,165
5.95%, 09/26/55	370	325,353
6.00%, 08/03/55	55	48,374
6.10%, 09/26/65	285	246,827
6.13%, 07/08/39	344	340,305
6.13%, 08/03/65	195	168,689
6.25%, 11/09/32	270	285,161
6.50%, 04/15/38	296	306,627
6.70%, 02/04/56	700	678,392
6.85%, 02/04/66	300	287,693
6.90%, 11/09/52	175	172,834
Roper Technologies, Inc., 4.20%, 09/15/28	5	5,010
Salesforce, Inc.
2.90%, 07/15/51	420	257,617
3.70%, 04/11/28	5,195	5,181,403
ServiceNow, Inc., 1.40%, 09/01/30	1,910	1,691,702
Synopsys, Inc.
4.85%, 04/01/30	640	655,468
5.00%, 04/01/32	85	87,632
5.15%, 04/01/35	1,100	1,123,292
5.70%, 04/01/55	370	369,749
VMware LLC, 4.70%, 05/15/30	788	804,805
Workday, Inc.
3.50%, 04/01/27	530	527,243
3.70%, 04/01/29	595	585,127
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.80%, 04/01/32	$800	$759,554
		41,240,337
Telecommunications — 0.7%
America Movil SAB de CV
4.38%, 07/16/42	5	4,463
4.38%, 04/22/49	220	188,311
6.13%, 11/15/37	162	176,986
6.13%, 03/30/40	517	562,271
6.38%, 03/01/35	210	235,383
AT&T, Inc.
3.30%, 02/01/52	340	225,014
3.50%, 06/01/41	435	349,080
3.50%, 09/15/53	944	642,566
3.50%, 02/01/61	215	138,940
3.55%, 09/15/55	961	649,873
3.65%, 06/01/51	574	410,055
3.65%, 09/15/59	893	600,530
3.80%, 12/01/57	895	627,964
3.85%, 06/01/60	355	247,467
4.30%, 12/15/42	140	120,533
4.35%, 06/15/45	140	117,605
4.50%, 03/09/48	212	177,387
4.55%, 03/09/49	231	193,539
4.65%, 06/01/44	85	75,318
4.75%, 05/15/46	240	210,705
4.85%, 03/01/39	235	225,936
4.85%, 07/15/45	120	108,442
4.90%, 08/15/37	183	180,522
5.15%, 03/15/42	177	170,687
5.15%, 11/15/46	35	32,457
5.15%, 02/15/50	105	95,324
5.25%, 03/01/37	445	455,047
5.35%, 09/01/40	74	73,657
5.45%, 03/01/47	125	120,041
5.55%, 08/15/41	270	270,658
5.70%, 03/01/57	166	161,957
6.00%, 08/15/40	155	164,218
6.30%, 01/15/38	55	60,374
6.38%, 03/01/41	225	244,198
6.55%, 02/15/39	198	221,446
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	70	50,880
British Telecommunications PLC
5.13%, 12/04/28	750	769,909
9.63%, 12/15/30	1,192	1,457,978
Cisco Systems, Inc.
4.75%, 02/24/30	75	77,341
4.85%, 02/26/29	100	102,989
4.95%, 02/26/31	75	78,046
4.95%, 02/24/32	75	78,127
5.05%, 02/26/34	250	259,717
5.10%, 02/24/35	100	103,880
5.30%, 02/26/54	215	209,214
5.35%, 02/26/64	45	43,051
5.50%, 01/15/40	465	488,228
5.50%, 02/24/55	85	85,283
5.90%, 02/15/39	287	313,809
Juniper Networks, Inc., 5.95%, 03/15/41	169	172,535
Koninklijke KPN NV, 8.38%, 10/01/30	1,655	1,941,648
Motorola Solutions, Inc.
2.30%, 11/15/30	150	137,910
Security	Par (000)	Value
Telecommunications (continued)
4.60%, 02/23/28	$263	$265,897
4.60%, 05/23/29	160	162,422
4.85%, 08/15/30	90	92,404
5.20%, 08/15/32	100	104,256
5.50%, 09/01/44	85	84,521
5.55%, 08/15/35	100	105,247
5.60%, 06/01/32	115	122,134
Nokia OYJ
4.38%, 06/12/27	1,695	1,693,937
6.63%, 05/15/39	1,840	1,992,162
Rogers Communications, Inc.
3.70%, 11/15/49	165	124,683
3.80%, 03/15/32	45	42,982
4.30%, 02/15/48	160	130,682
4.35%, 05/01/49	100	81,599
4.50%, 03/15/42	45	39,237
4.50%, 03/15/43	117	100,807
4.55%, 03/15/52	165	135,174
5.00%, 03/15/44	215	195,457
5.45%, 10/01/43	105	100,743
7.50%, 08/15/38	227	266,309
Telefonica Emisiones SA
4.67%, 03/06/38	210	195,161
5.21%, 03/08/47	60	53,843
5.52%, 03/01/49	35	32,636
7.05%, 06/20/36	453	512,528
TELUS Corp.
3.70%, 09/15/27	700	696,008
4.60%, 11/16/48	20	17,401
Verizon Communications, Inc.
2.36%, 03/15/32	100	89,225
2.55%, 03/21/31	261	241,436
2.88%, 11/20/50	230	145,522
2.99%, 10/30/56	661	402,478
3.00%, 11/20/60(b)	815	485,859
3.55%, 03/22/51	530	384,053
3.70%, 03/22/61	757	522,548
3.85%, 11/01/42	401	330,182
4.13%, 08/15/46	224	183,289
4.27%, 01/15/36	350	332,255
4.40%, 11/01/34	556	544,118
4.50%, 08/10/33	754	751,694
4.52%, 09/15/48	285	242,150
4.67%, 03/15/55	335	282,599
4.75%, 11/01/41	249	230,873
4.81%, 03/15/39	352	339,496
4.86%, 08/21/46	653	587,646
5.01%, 04/15/49	270	246,202
5.01%, 08/21/54	450	401,179
5.05%, 05/09/33	110	113,989
5.25%, 03/16/37	740	753,404
5.50%, 03/16/47	302	298,437
5.85%, 09/15/35	200	216,586
6.00%, 11/30/65	80	80,295
6.40%, 09/15/33	15	16,751
6.55%, 09/15/43	155	172,487
7.75%, 12/01/30	180	207,371
Vodafone Group PLC
4.25%, 09/17/50	242	194,182
4.38%, 02/19/43	20	17,421
4.88%, 06/19/49	270	240,995
57
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 05/30/38	$200	$200,608
5.25%, 05/30/48	350	329,649
6.15%, 02/27/37	255	280,714
6.25%, 11/30/32	325	357,178
7.88%, 02/15/30	300	342,202
		32,822,802
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	379	376,378
3.90%, 11/19/29	856	848,607
6.05%, 05/14/34	260	279,205
6.35%, 03/15/40	70	75,635
		1,579,825
Transportation — 0.4%
Canadian National Railway Co.
2.45%, 05/01/50	540	328,247
3.20%, 08/02/46	189	139,550
3.65%, 02/03/48	152	117,815
3.85%, 08/05/32	50	48,935
4.20%, 03/12/31	75	75,488
4.38%, 09/18/34	125	124,306
4.40%, 08/05/52	105	90,847
4.45%, 01/20/49	170	148,248
4.75%, 11/12/35	75	76,116
5.85%, 11/01/33	130	141,700
6.20%, 06/01/36	70	78,308
6.25%, 08/01/34	45	50,375
6.38%, 11/15/37	155	175,955
Canadian Pacific Railway Co.
3.10%, 12/02/51	525	358,339
4.20%, 11/15/69	95	72,789
4.80%, 09/15/35	105	106,579
5.95%, 05/15/37	100	109,695
6.13%, 09/15/2115	510	528,946
7.13%, 10/15/31	165	188,326
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	2,695	2,702,250
CSX Corp.
2.40%, 02/15/30	4	3,775
2.50%, 05/15/51	45	27,416
3.35%, 09/15/49	185	132,885
3.80%, 11/01/46	224	178,967
3.80%, 04/15/50	115	89,341
3.95%, 05/01/50	153	121,164
4.10%, 11/15/32	50	49,803
4.10%, 03/15/44	74	63,690
4.25%, 11/01/66	65	50,887
4.30%, 03/01/48	240	204,330
4.40%, 03/01/43	83	75,242
4.50%, 03/15/49	148	128,831
4.50%, 11/15/52	25	21,661
4.50%, 08/01/54	160	137,191
4.65%, 03/01/68	48	40,282
4.75%, 05/30/42	135	127,480
4.75%, 11/15/48	163	146,979
5.05%, 06/15/35	75	77,292
5.50%, 04/15/41	165	171,343
6.00%, 10/01/36	157	172,291
6.15%, 05/01/37	115	127,687
6.22%, 04/30/40	160	177,975
FedEx Corp., 4.75%, 11/15/45	283	252,802
Security	Par (000)	Value
Transportation (continued)
GXO Logistics, Inc., 2.65%, 07/15/31	$1,044	$955,172
Norfolk Southern Corp.
2.55%, 11/01/29	47	44,802
2.90%, 08/25/51	66	42,216
3.16%, 05/15/55	170	111,492
3.40%, 11/01/49	121	87,269
4.05%, 08/15/52	269	212,183
4.10%, 05/15/2121	90	62,957
4.45%, 03/01/33	50	50,339
4.55%, 06/01/53	40	34,226
5.05%, 08/01/30	175	181,980
5.10%, 08/01/2118	45	39,579
Ryder System, Inc.
2.85%, 03/01/27	45	44,557
4.30%, 06/15/27	120	120,497
4.30%, 12/01/30	60	60,235
4.85%, 06/15/30	100	102,674
4.90%, 12/01/29	35	35,952
4.95%, 09/01/29	470	482,250
5.00%, 03/15/30	160	164,753
5.25%, 06/01/28	965	991,587
5.30%, 03/15/27	100	101,310
5.38%, 03/15/29	235	243,699
5.50%, 06/01/29	480	500,245
5.65%, 03/01/28	295	304,024
6.30%, 12/01/28	390	412,716
6.60%, 12/01/33	1,890	2,128,995
Union Pacific Corp.
2.97%, 09/16/62	115	69,027
3.25%, 02/05/50	370	259,884
3.35%, 08/15/46	109	80,939
3.38%, 02/01/35	100	91,616
3.50%, 02/14/53	115	83,031
3.55%, 08/15/39	5	4,342
3.55%, 05/20/61	45	31,025
3.60%, 09/15/37	95	85,790
3.75%, 02/05/70	272	188,196
3.80%, 10/01/51	344	264,150
3.80%, 04/06/71	300	210,512
3.84%, 03/20/60	397	292,198
3.85%, 02/14/72	150	105,872
3.88%, 02/01/55	210	160,556
3.95%, 08/15/59	215	163,425
4.00%, 04/15/47	115	94,159
4.05%, 11/15/45	194	162,392
4.05%, 03/01/46	177	146,908
4.10%, 09/15/67	230	172,714
4.30%, 03/01/49	220	186,494
4.50%, 09/10/48	70	61,336
4.95%, 05/15/53	70	64,573
5.10%, 02/20/35	165	172,064
5.60%, 12/01/54	160	161,685
		19,070,725
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	200	131,557
3.50%, 03/15/28	235	232,542
3.50%, 06/01/32	240	227,141
3.85%, 03/30/27	160	159,716
4.00%, 06/30/30	50	49,627
4.55%, 11/07/28	209	211,705
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
4.70%, 04/01/29	$120	$122,144
4.90%, 03/15/33	100	101,671
5.20%, 03/15/44	87	83,729
5.40%, 03/15/27	25	25,357
5.45%, 09/15/33	200	209,720
5.50%, 06/15/35	25	25,976
6.05%, 03/15/34	340	368,803
6.05%, 06/05/54	150	154,909
6.90%, 05/01/34	265	300,902
		2,405,499
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	132,921
3.25%, 06/01/51	25	17,289
3.45%, 06/01/29	217	214,167
3.45%, 05/01/50	295	213,409
3.75%, 09/01/47	102	79,449
4.00%, 12/01/46	146	117,491
4.15%, 06/01/49	238	193,387
4.20%, 09/01/48	171	141,579
4.30%, 12/01/42	50	44,820
4.30%, 09/01/45	100	86,330
5.45%, 03/01/54	80	78,806
6.59%, 10/15/37	80	92,019
Essential Utilities, Inc.
2.70%, 04/15/30	157	148,519
3.35%, 04/15/50	263	184,281
3.57%, 05/01/29	160	157,654
4.28%, 05/01/49	278	229,088
4.80%, 08/15/27	25	25,278
5.25%, 08/15/35	25	25,650
5.30%, 05/01/52	195	183,910
5.38%, 01/15/34	25	26,014
United Utilities PLC, 6.88%, 08/15/28	40	42,562
		2,434,623
Total Corporate Bonds & Notes — 24.7% (Cost: $1,162,236,865)		1,143,274,278
Foreign Government Obligations
Canada — 0.5%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	197,678
Series HK, 9.38%, 04/15/30	1,510	1,828,803
Series HQ, 9.50%, 11/15/30	1,170	1,445,443
Province of Alberta Canada
1.30%, 07/22/30	586	530,903
3.30%, 03/15/28	579	576,593
4.50%, 01/24/34	810	834,450
Province of British Columbia Canada
1.30%, 01/29/31	2,035	1,817,035
4.20%, 07/06/33(b)	2,555	2,584,039
4.75%, 06/12/34	670	700,512
4.80%, 11/15/28	1,235	1,275,979
7.25%, 09/01/36	255	315,698
Province of Manitoba Canada
1.50%, 10/25/28	315	299,004
4.30%, 07/27/33	980	994,955
4.90%, 05/31/34	510	537,834
Security	Par (000)	Value
Canada (continued)
Province of Ontario Canada
1.13%, 10/07/30	$940	$840,435
1.60%, 02/25/31	1,380	1,249,815
1.80%, 10/14/31	1,740	1,568,148
2.13%, 01/21/32	1,730	1,576,154
5.05%, 04/24/34(b)	645	688,833
Province of Quebec Canada
1.35%, 05/28/30	1,360	1,236,490
1.90%, 04/21/31	1,885	1,725,038
2.75%, 04/12/27	95	94,183
3.63%, 04/13/28(b)	1,055	1,057,252
4.50%, 09/08/33	1,055	1,086,142
Series PD, 7.50%, 09/15/29	379	427,623
		25,489,039
Chile — 0.1%
Chile Government International Bonds
2.55%, 07/27/33	300	263,665
3.10%, 05/07/41	455	359,272
3.10%, 01/22/61	505	325,900
3.25%, 09/21/71	865	558,089
3.50%, 01/31/34	275	256,176
3.50%, 01/25/50	517	390,584
3.63%, 10/30/42	15	12,534
3.86%, 06/21/47	310	254,755
4.00%, 01/31/52	635	518,409
4.34%, 03/07/42	370	338,125
4.95%, 01/05/36	365	373,608
5.33%, 01/05/54	150	149,397
5.65%, 01/13/37	200	214,653
		4,015,167
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	305	362,920
Indonesia — 0.1%
Indonesia Government International Bonds
3.05%, 03/12/51	2,055	1,360,262
3.20%, 09/23/61	400	254,149
3.35%, 03/12/71	1,015	642,166
3.70%, 10/30/49	200	150,733
4.20%, 10/15/50	265	216,345
4.45%, 04/15/70	55	44,127
5.10%, 02/10/54	100	95,346
5.15%, 09/10/54	5	4,769
5.48%, 02/21/56	205	200,950
		2,968,847
Israel — 0.1%
Israel Government International Bonds
3.88%, 07/03/50	460	343,246
4.13%, 01/17/48	320	255,262
4.50%, 01/17/33	255	251,022
4.50%, 01/30/43	105	93,018
4.50%, 04/03/2120	200	150,922
5.63%, 02/19/35	200	209,835
5.75%, 03/12/54	630	615,125
5.88%, 01/13/56	400	397,652
State of Israel, 3.38%, 01/15/50	170	116,940
		2,433,022
59
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy — 0.0%
Republic of Italy Government International Bonds
3.88%, 05/06/51	$600	$457,534
4.00%, 10/17/49	557	441,514
5.38%, 06/15/33	5	5,366
		904,414
Mexico — 0.1%
Mexico Government International Bonds
3.77%, 05/24/61	2,000	1,254,315
4.28%, 08/14/41	135	109,974
4.40%, 02/12/52	2,000	1,489,168
4.50%, 01/31/50	70	54,146
4.60%, 01/23/46	55	43,944
4.75%, 03/08/44	1,000	835,152
5.00%, 04/27/51	105	86,036
5.55%, 01/21/45	100	93,630
5.75%, 10/12/2110	420	356,886
6.00%, 05/07/36	65	66,710
6.05%, 01/11/40	5	5,035
6.13%, 02/09/38	500	506,828
6.34%, 05/04/53	400	387,969
6.40%, 05/07/54	400	390,968
6.63%, 01/29/38	95	100,365
6.75%, 02/09/56	300	304,256
6.88%, 05/13/37	205	221,672
7.38%, 05/13/55	70	76,785
		6,383,839
Panama — 0.1%
Panama Government International Bonds
3.87%, 07/23/60	645	447,395
4.30%, 04/29/53	552	428,865
4.50%, 04/16/50	605	485,074
4.50%, 04/01/56	325	253,833
4.50%, 01/19/63	345	266,975
6.85%, 03/28/54	400	432,514
8.00%, 03/01/38	20	23,828
		2,338,484
Peru — 0.0%
Peru Government International Bonds
2.78%, 12/01/60	1,020	576,594
3.23%, 07/28/2121	305	171,717
3.55%, 03/10/51	975	701,420
3.60%, 01/15/72	140	91,249
5.63%, 11/18/50	410	407,588
5.88%, 08/08/54	180	181,645
6.20%, 06/30/55	10	10,527
		2,140,740
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	480	492,627
5.13%, 09/18/34	340	352,403
5.38%, 02/12/35	300	314,707
5.50%, 04/04/53	450	440,996
5.50%, 03/18/54	555	543,929
5.75%, 11/16/32	180	194,084
		2,338,746
Security	Par (000)	Value
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	$413	$361,514
4.13%, 06/10/44	560	519,425
		880,939
Supranational — 1.9%
African Development Bank, 5.75% , (5-year CMT + 1.58%)(a)(f)	255	256,349
Council of Europe Development Bank
3.63%, 01/26/28	975	978,095
3.75%, 01/14/31	120	121,039
4.13%, 01/24/29	2,265	2,307,748
4.50%, 01/15/30	1,435	1,485,708
European Investment Bank
0.75%, 09/23/30	60	53,059
0.88%, 05/17/30	355	318,694
1.25%, 02/14/31	1,100	986,188
1.63%, 10/09/29	140	131,369
2.38%, 05/24/27	1,440	1,421,508
3.63%, 07/15/30	40	40,191
3.75%, 11/15/29	2,000	2,019,262
3.75%, 03/13/31	1,195	1,206,023
3.75%, 02/14/33	935	934,596
3.88%, 10/15/30	415	421,260
4.00%, 02/15/29	2,025	2,058,423
4.13%, 02/13/34	1,790	1,826,055
4.25%, 08/16/32	1,755	1,809,953
4.25%, 02/08/36	1,290	1,317,323
4.50%, 03/14/30	1,250	1,297,253
4.63%, 02/12/35	2,445	2,571,101
4.75%, 06/15/29	3,275	3,407,734
4.88%, 02/15/36	1,528	1,638,213
Inter-American Development Bank
0.63%, 09/16/27	1,519	1,455,168
1.13%, 07/20/28	2,363	2,241,796
1.13%, 01/13/31	2,195	1,959,273
2.25%, 06/18/29	2,095	2,017,175
2.38%, 07/07/27	1,552	1,530,332
3.13%, 09/18/28	1,155	1,147,352
3.20%, 08/07/42	1,710	1,434,527
3.50%, 09/14/29	835	835,909
3.50%, 04/12/33	305	299,735
3.75%, 06/14/30	125	126,142
3.88%, 10/28/41	1,025	943,875
4.13%, 01/23/36	380	383,174
4.38%, 07/16/35	485	500,212
4.38%, 01/24/44	830	802,269
4.50%, 02/15/30	125	129,590
4.50%, 09/13/33	170	177,670
International Bank for Reconstruction & Development
0.75%, 11/24/27	3,880	3,707,251
0.75%, 08/26/30	3,775	3,344,748
0.88%, 05/14/30	3,060	2,747,102
1.13%, 09/13/28	1,930	1,824,637
1.25%, 02/10/31	1,325	1,188,017
1.38%, 04/20/28(b)	3,585	3,435,022
1.63%, 11/03/31	2,775	2,490,970
1.75%, 10/23/29	3,357	3,160,568
2.50%, 11/22/27	5,160	5,080,620
2.50%, 03/29/32	1,345	1,260,513
3.13%, 06/15/27	1,865	1,856,555
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.50%, 07/12/28	$1,070	$1,072,627
3.63%, 09/21/29(b)	655	658,462
3.88%, 10/16/29	250	253,408
3.88%, 02/14/30	1,440	1,460,210
3.88%, 08/28/34	1,695	1,692,373
4.00%, 05/06/32	100	101,827
4.38%, 08/27/35	360	371,659
4.63%, 08/01/28	645	663,347
4.63%, 01/15/32	195	204,870
4.75%, 11/14/33	2,935	3,115,585
4.75%, 02/15/35	1,579	1,671,182
Series GDIF, 5.75%, 05/02/34	1,455	1,459,883
International Finance Corp.
0.75%, 08/27/30	1,410	1,249,046
4.50%, 07/13/28	150	153,727
Nordic Investment Bank
3.38%, 09/08/27	855	854,136
3.75%, 05/09/30	200	201,726
4.25%, 02/28/29	405	414,353
		90,285,767
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	720	683,974
Uruguay Government International Bonds
4.13%, 11/20/45	320	284,328
4.98%, 04/20/55	759	702,738
5.10%, 06/18/50	820	787,266
5.44%, 02/14/37	60	62,998
5.75%, 10/28/34	190	204,048
7.63%, 03/21/36	673	819,092
		3,544,444
Total Foreign Government Obligations — 3.1% (Cost: $144,155,786)		144,086,368
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	53	51,694
3.00%, 05/01/29	1,041	1,030,878
3.00%, 03/01/46	281	260,497
3.00%, 09/01/46	261	244,966
3.00%, 12/01/46	348	322,768
3.50%, 05/01/33	12	11,611
3.50%, 06/01/34	9	8,445
3.50%, 03/01/38	21	20,437
3.50%, 10/01/42	8	7,466
3.50%, 10/01/44	8	8,174
3.50%, 07/01/47	11	10,410
3.50%, 09/01/47	10	9,921
3.50%, 02/01/48	5	5,242
3.50%, 03/01/48	4	3,998
4.00%, 09/01/45	4	4,106
4.00%, 01/01/48	282	276,710
4.00%, 02/01/48	3	3,382
4.00%, 01/01/49	6	6,285
4.50%, 10/01/48	11	11,280
4.50%, 01/01/49	2	2,045
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,852,311
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K077, Class A2, 3.85%, 05/25/28(a)	$2,000	$2,005,533
Series K098, Class A2, 2.43%, 08/25/29	3,000	2,879,256
Series K100, Class A2, 2.67%, 09/25/29	1,000	965,968
Series K101, Class A2, 2.52%, 10/25/29	300	288,141
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,743,073
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,715,166
Series K128, Class A2, 2.02%, 03/25/31	1,000	921,799
Series K154, Class A2, 3.42%, 04/25/32	500	495,354
Series K739, Class A2, 1.34%, 09/25/27	880	853,452
Federal National Mortgage Association
Series 2017-M11, Class A2, 2.98%, 08/25/29	123	120,801
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,249	1,238,185
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	600	539,315
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	902,522
Government National Mortgage Association
1.50%, 10/20/51	198	159,983
2.00%, 07/20/50	61	51,617
2.00%, 08/20/50	2,787	2,364,787
2.00%, 09/20/50	6,694	5,672,792
2.00%, 11/20/50	1,388	1,176,201
2.00%, 12/20/50	1,431	1,212,839
2.00%, 01/20/51	2,438	2,066,195
2.00%, 02/20/51	3,280	2,779,062
2.00%, 08/20/51	3,428	2,904,737
2.00%, 11/20/51	723	612,909
2.00%, 12/20/51	2,683	2,273,240
2.00%, 01/20/52	8,696	7,368,944
2.00%, 02/20/52	4,374	3,706,354
2.00%, 03/20/52	1,158	980,960
2.00%, 04/20/52	3,348	2,837,207
2.00%, 03/19/56(g)	525	444,687
2.50%, 12/20/46	87	77,958
2.50%, 06/20/50	3,149	2,782,696
2.50%, 08/20/50	265	231,477
2.50%, 09/20/50	389	339,618
2.50%, 01/20/51	984	869,253
2.50%, 02/20/51	5,816	5,133,456
2.50%, 05/20/51	694	612,978
2.50%, 07/20/51	2,329	2,055,628
2.50%, 08/20/51	6,900	6,090,285
2.50%, 11/20/51	2,467	2,177,867
2.50%, 01/20/52	1,337	1,180,466
2.50%, 02/20/52	1,815	1,602,183
2.50%, 03/20/52	6,563	5,793,416
2.50%, 04/20/52	2,666	2,353,678
2.50%, 05/20/52	1,668	1,472,557
2.50%, 07/20/52	536	472,698
2.50%, 08/20/52	1,261	1,113,065
2.50%, 09/20/52	865	763,202
2.50%, 03/19/56(g)	3,175	2,801,327
3.00%, 07/20/45	43	39,802
3.00%, 11/20/45	202	187,641
3.00%, 12/20/45	35	32,260
3.00%, 01/20/46	18	16,873
3.00%, 03/20/46	315	292,469
3.00%, 04/20/46	8	7,817
3.00%, 05/20/46	22	19,995
3.00%, 08/20/46	263	244,363
3.00%, 09/20/46	627	582,690
3.00%, 11/20/46	16	15,150
3.00%, 02/15/47	20	18,805
61
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/20/47	$7	$6,124
3.00%, 06/20/47	21	19,270
3.00%, 10/20/47	372	344,751
3.00%, 02/20/48	14	13,139
3.00%, 04/20/49	666	617,954
3.00%, 10/15/49	110	101,075
3.00%, 01/20/50	690	634,735
3.00%, 02/20/50	144	132,233
3.00%, 07/20/50	1,227	1,128,829
3.00%, 08/20/50	212	195,388
3.00%, 12/20/50	927	852,296
3.00%, 08/20/51	1,788	1,641,405
3.00%, 09/20/51	1,319	1,210,887
3.00%, 10/20/51	2,497	2,292,213
3.00%, 11/20/51	1,126	1,033,008
3.00%, 12/20/51	1,411	1,295,191
3.00%, 02/20/52	2,034	1,866,602
3.00%, 03/20/52	2,110	1,919,958
3.00%, 05/20/52	2,626	2,408,276
3.00%, 06/20/52	5,202	4,771,179
3.00%, 07/20/52	720	659,990
3.00%, 09/20/52	443	406,642
3.00%, 03/19/56(g)	8,063	7,394,406
3.50%, 09/20/42	26	25,656
3.50%, 12/20/42	24	23,169
3.50%, 09/20/45	2,052	1,975,211
3.50%, 11/20/46	6	6,071
3.50%, 01/20/47	6	5,823
3.50%, 06/20/47	5	5,129
3.50%, 08/20/47	92	88,166
3.50%, 09/20/47	3,643	3,499,680
3.50%, 11/20/47	23	22,254
3.50%, 02/20/48	12	11,908
3.50%, 08/20/48	23	21,666
3.50%, 01/20/49	10	9,574
3.50%, 03/20/49	1,012	971,020
3.50%, 09/20/49	691	660,017
3.50%, 10/20/49	485	463,773
3.50%, 12/20/49	1,607	1,534,823
3.50%, 01/20/50	449	429,134
3.50%, 03/20/50	307	292,809
3.50%, 08/20/50	149	142,257
3.50%, 01/20/52	2,031	1,932,740
3.50%, 02/20/52	446	424,392
3.50%, 10/20/52	1,161	1,103,475
3.50%, 05/20/53	1,243	1,187,219
3.50%, 03/19/56(g)	9,325	8,750,345
4.00%, 04/20/47	46	45,300
4.00%, 07/20/47	52	51,125
4.00%, 11/20/47	11	10,506
4.00%, 04/20/48	2	2,033
4.00%, 05/15/48	3	3,163
4.00%, 05/20/48	8	7,785
4.00%, 08/20/48	17	17,053
4.00%, 09/20/48	45	44,065
4.00%, 11/20/48	509	498,880
4.00%, 12/20/48	909	890,813
4.00%, 02/20/49	628	615,673
4.00%, 01/20/50	1,808	1,768,865
4.00%, 02/20/50	1,469	1,437,069
4.00%, 07/20/52	212	206,244
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/20/52	$2,332	$2,266,640
4.00%, 12/20/52	586	569,141
4.00%, 03/19/56(g)	7,856	7,556,479
4.50%, 07/20/41	702	712,523
4.50%, 06/20/48	16	15,831
4.50%, 08/20/48	3	2,589
4.50%, 09/20/48	190	190,937
4.50%, 10/20/48	94	94,555
4.50%, 12/20/48	37	37,353
4.50%, 01/20/49	140	140,892
4.50%, 03/20/49	1,070	1,074,433
4.50%, 06/20/49	26	26,175
4.50%, 07/20/49	11	10,778
4.50%, 08/20/49	3	2,712
4.50%, 07/20/52	750	747,595
4.50%, 08/20/52	3,328	3,318,633
4.50%, 09/20/52	708	705,873
4.50%, 04/20/53	2,824	2,807,134
4.50%, 06/20/53	1,481	1,471,799
4.50%, 07/20/53	2,973	2,952,662
4.50%, 10/20/54	1,641	1,625,284
4.50%, 11/20/54	1,740	1,722,205
4.50%, 03/19/56(g)	4,375	4,323,389
5.00%, 04/20/48	5	4,882
5.00%, 05/20/48	2	2,153
5.00%, 11/20/48	2	1,595
5.00%, 12/20/48	3	3,432
5.00%, 01/20/49	17	17,403
5.00%, 06/20/49	240	244,419
5.00%, 07/20/52	184	185,986
5.00%, 09/20/52	1,352	1,365,098
5.00%, 01/20/53	400	403,799
5.00%, 04/20/53	1,996	2,013,837
5.00%, 07/20/53	3,481	3,510,240
5.00%, 11/20/53	1,466	1,477,388
5.00%, 06/20/54	1,380	1,389,111
5.00%, 09/20/54	515	517,203
5.00%, 11/20/54	7,477	7,514,639
5.00%, 12/20/54	4,439	4,459,748
5.00%, 03/19/56(g)	8,077	8,104,404
5.50%, 12/20/52	1,884	1,927,611
5.50%, 01/20/53	78	80,069
5.50%, 03/20/53	1,689	1,725,024
5.50%, 04/20/53	2,212	2,262,227
5.50%, 05/20/53	495	506,352
5.50%, 06/20/53	430	439,354
5.50%, 07/20/53	1,388	1,419,497
5.50%, 09/20/53	301	307,510
5.50%, 04/20/54	1,708	1,738,601
5.50%, 07/20/54	2,468	2,510,673
5.50%, 08/20/54	3,934	4,001,638
5.50%, 10/20/54	4,355	4,424,563
5.50%, 11/20/54	2,329	2,366,415
5.50%, 11/20/55	5,643	5,725,075
5.50%, 03/19/56(g)	9,100	9,216,129
6.00%, 09/20/53	877	900,691
6.00%, 10/20/53	1,347	1,383,560
6.00%, 06/20/54	816	835,530
6.00%, 07/20/54	1,423	1,457,200
6.00%, 08/20/54	2,856	2,923,943
6.00%, 09/20/54	2,997	3,068,893
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 07/20/55	$576	$587,702
6.00%, 09/20/55	3,542	3,616,610
6.00%, 03/19/56(g)	2,425	2,473,644
6.50%, 10/20/53	1,825	1,906,170
6.50%, 03/15/55(g)	766	796,213
6.50%, 04/15/55(g)	925	960,579
6.50%, 07/20/55	1,042	1,082,877
6.50%, 08/20/55	1,114	1,156,538
6.50%, 09/20/55	1,033	1,074,537
6.50%, 11/20/55	719	748,389
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	354	324,209
1.50%, 10/01/36	299	272,600
1.50%, 11/01/36	195	178,797
1.50%, 02/01/37	1,994	1,820,342
1.50%, 03/01/37	2,841	2,589,301
1.50%, 04/01/37	475	433,008
1.50%, 08/01/37	267	243,519
1.50%, 03/17/41(g)	4,631	4,222,139
1.50%, 11/01/50	384	305,464
1.50%, 02/01/51	2,903	2,303,903
1.50%, 04/01/51	1,024	815,035
1.50%, 05/01/51	1,953	1,553,801
1.50%, 07/01/51	3,933	3,129,433
1.50%, 11/01/51	1,339	1,063,137
1.50%, 04/01/52	405	321,801
2.00%, 12/01/35	1,160	1,086,369
2.00%, 02/01/36	3,284	3,076,824
2.00%, 03/01/36	908	849,871
2.00%, 05/01/36	1,687	1,579,147
2.00%, 06/01/36	1,030	962,388
2.00%, 08/01/36	875	817,695
2.00%, 09/01/36	1,508	1,407,944
2.00%, 10/01/36	425	397,559
2.00%, 11/01/36	885	826,735
2.00%, 12/01/36	1,190	1,110,366
2.00%, 01/01/37	2,699	2,520,963
2.00%, 02/01/37	4,518	4,212,269
2.00%, 03/01/37	2,192	2,041,400
2.00%, 04/01/37	6,206	5,778,994
2.00%, 05/01/37	2,406	2,240,731
2.00%, 06/01/37	1,788	1,665,025
2.00%, 07/01/38	1,452	1,351,805
2.00%, 03/17/41(g)	15,711	14,637,548
2.00%, 06/01/50	2,750	2,307,730
2.00%, 07/01/50	1,095	918,318
2.00%, 08/01/50	661	558,117
2.00%, 09/01/50	3,293	2,760,779
2.00%, 10/01/50	2,297	1,926,677
2.00%, 11/01/50	3,594	3,007,732
2.00%, 12/01/50	6,898	5,822,059
2.00%, 01/01/51	3,178	2,666,332
2.00%, 02/01/51	2,451	2,052,218
2.00%, 03/01/51	3,859	3,230,643
2.00%, 04/01/51	10,941	9,153,383
2.00%, 05/01/51	10,710	8,964,468
2.00%, 06/01/51	3,432	2,879,301
2.00%, 07/01/51	4,010	3,352,297
2.00%, 08/01/51	4,870	4,062,789
2.00%, 09/01/51	1,560	1,301,954
2.00%, 10/01/51	12,221	10,220,282
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/01/51	$13,830	$11,550,323
2.00%, 12/01/51	5,673	4,742,583
2.00%, 01/01/52	7,778	6,495,369
2.00%, 02/01/52	15,376	12,801,391
2.00%, 03/01/52	25,476	21,224,232
2.00%, 04/01/52	4,712	3,925,931
2.00%, 05/01/52	20,139	16,782,959
2.00%, 07/01/52	1,254	1,044,357
2.00%, 10/01/52	5,383	4,483,224
2.00%, 03/12/56(g)	22,600	18,718,084
2.50%, 01/01/32	42	40,849
2.50%, 04/01/32	186	181,210
2.50%, 06/01/32	76	73,743
2.50%, 01/01/33	29	28,367
2.50%, 11/01/34	263	252,368
2.50%, 07/01/35	364	349,594
2.50%, 10/01/35	1,536	1,473,874
2.50%, 03/01/36	634	607,734
2.50%, 05/01/36	1,319	1,261,764
2.50%, 06/01/36	333	318,195
2.50%, 07/01/36	1,286	1,229,793
2.50%, 08/01/36	1,556	1,486,853
2.50%, 03/01/37	727	692,774
2.50%, 04/01/37	1,724	1,644,209
2.50%, 05/01/37	1,580	1,505,894
2.50%, 06/01/37	662	631,082
2.50%, 03/17/41(g)	8,188	7,805,599
2.50%, 04/01/47	11	9,632
2.50%, 05/01/50	1,945	1,707,742
2.50%, 06/01/50	74	64,299
2.50%, 07/01/50	185	163,763
2.50%, 08/01/50	200	176,692
2.50%, 09/01/50	1,277	1,124,732
2.50%, 10/01/50	490	430,412
2.50%, 11/01/50	6,134	5,410,638
2.50%, 12/01/50	5,752	4,996,826
2.50%, 01/01/51	873	763,635
2.50%, 02/01/51	1,394	1,220,924
2.50%, 03/01/51	1,587	1,391,403
2.50%, 04/01/51	255	221,606
2.50%, 07/01/51	4,072	3,556,151
2.50%, 08/01/51	7,675	6,734,934
2.50%, 09/01/51	11,101	9,693,394
2.50%, 10/01/51	12,393	10,867,279
2.50%, 11/01/51	5,196	4,539,424
2.50%, 12/01/51	15,930	13,918,357
2.50%, 01/01/52	15,080	13,173,571
2.50%, 02/01/52	13,295	11,586,159
2.50%, 03/01/52	5,854	5,100,636
2.50%, 04/01/52	8,502	7,395,625
2.50%, 05/01/52	1,770	1,542,712
2.50%, 07/01/52	3,720	3,240,274
2.50%, 01/01/54	1,001	873,568
2.50%, 03/12/56(g)	18,075	15,658,228
3.00%, 03/01/30	352	348,941
3.00%, 01/01/31	20	19,687
3.00%, 08/01/32	47	45,626
3.00%, 10/01/33	20	19,160
3.00%, 07/01/34	5	4,465
3.00%, 09/01/34	33	31,975
3.00%, 11/01/34	17	16,606
63
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$40	$38,871
3.00%, 03/01/35	125	121,870
3.00%, 07/01/35	101	97,941
3.00%, 10/01/35	337	328,288
3.00%, 04/01/37	974	943,157
3.00%, 07/01/37	558	542,263
3.00%, 11/01/38	4,361	4,222,806
3.00%, 03/17/41(g)	3,893	3,768,838
3.00%, 07/01/46	343	318,670
3.00%, 11/01/46	709	657,246
3.00%, 12/01/46	341	315,658
3.00%, 12/01/47	150	138,460
3.00%, 01/01/48	53	48,693
3.00%, 03/01/48	949	876,418
3.00%, 11/01/48	102	94,670
3.00%, 02/01/49	3,456	3,214,192
3.00%, 09/01/49	8	7,387
3.00%, 11/01/49	6	5,767
3.00%, 12/01/49	76	69,951
3.00%, 02/01/50	1,432	1,309,004
3.00%, 03/01/50	126	115,839
3.00%, 04/01/50	56	51,816
3.00%, 06/01/50	3,044	2,768,301
3.00%, 07/01/50	1,987	1,817,389
3.00%, 08/01/50	1,525	1,404,935
3.00%, 09/01/50	462	420,698
3.00%, 10/01/50	3,485	3,172,505
3.00%, 11/01/50	808	738,313
3.00%, 12/01/50	375	342,466
3.00%, 01/01/51	991	907,872
3.00%, 04/01/51	6,391	5,782,274
3.00%, 05/01/51	2,734	2,504,410
3.00%, 06/01/51	8,684	7,923,453
3.00%, 07/01/51	3,952	3,610,354
3.00%, 08/01/51	787	722,561
3.00%, 11/01/51	444	404,351
3.00%, 01/01/52	3,146	2,846,060
3.00%, 02/01/52	1,936	1,767,955
3.00%, 03/01/52	6,218	5,663,955
3.00%, 04/01/52	7,938	7,239,646
3.00%, 05/01/52	3,627	3,299,930
3.00%, 07/01/52	2,196	1,991,233
3.00%, 03/12/56(g)	6,550	5,922,432
3.50%, 06/01/33	12	11,821
3.50%, 11/01/33	9	9,352
3.50%, 02/01/34	237	234,532
3.50%, 07/01/34	4	3,488
3.50%, 08/01/34	7	7,216
3.50%, 01/01/35	10	10,120
3.50%, 11/01/38	4,396	4,318,164
3.50%, 03/17/41(g)	1,072	1,048,327
3.50%, 09/01/42	1,971	1,906,669
3.50%, 07/01/45	3,378	3,236,364
3.50%, 08/01/45	34	32,446
3.50%, 01/01/46	76	73,424
3.50%, 09/01/46	311	299,554
3.50%, 01/01/47	45	43,352
3.50%, 07/01/47	1,491	1,438,491
3.50%, 08/01/47	9	9,048
3.50%, 10/01/47	884	843,980
3.50%, 11/01/47	218	207,803
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/48	$1,640	$1,566,190
3.50%, 02/01/48	667	637,304
3.50%, 04/01/48	52	49,266
3.50%, 07/01/48	138	132,806
3.50%, 11/01/48	8	7,925
3.50%, 01/01/49	92	87,423
3.50%, 02/01/49	230	220,919
3.50%, 03/01/49	656	626,624
3.50%, 06/01/49	2,166	2,065,145
3.50%, 08/01/49	823	785,821
3.50%, 09/01/49	1,779	1,691,858
3.50%, 04/01/50	129	123,036
3.50%, 05/01/50	4,348	4,145,703
3.50%, 06/01/50	250	237,773
3.50%, 07/01/50	382	363,542
3.50%, 02/01/51	3,652	3,473,656
3.50%, 10/01/51	683	650,951
3.50%, 04/01/52	4,180	3,962,541
3.50%, 05/01/52	10,252	9,702,202
3.50%, 06/01/52	4,695	4,459,698
3.50%, 07/01/52	1,682	1,590,039
3.50%, 03/12/56(g)	7,028	6,622,347
4.00%, 07/01/33	7	7,454
4.00%, 08/01/37	163	162,052
4.00%, 09/01/37	214	213,742
4.00%, 11/01/37	311	310,080
4.00%, 02/01/38	160	159,939
4.00%, 05/01/38	143	142,023
4.00%, 11/01/38	87	86,462
4.00%, 11/01/39	1,267	1,257,739
4.00%, 12/01/39	2,951	2,929,658
4.00%, 03/15/40(g)	2,750	2,726,249
4.00%, 08/01/40	152	150,714
4.00%, 01/01/46	207	205,012
4.00%, 10/01/46	6	6,364
4.00%, 07/01/47	1,394	1,367,930
4.00%, 08/01/47	264	261,449
4.00%, 09/01/47	317	310,461
4.00%, 05/01/48	1,860	1,825,865
4.00%, 09/01/48	2,083	2,045,019
4.00%, 10/01/48	4	4,029
4.00%, 12/01/48	2	2,077
4.00%, 01/01/49	1,129	1,108,339
4.00%, 03/01/49	1,289	1,264,594
4.00%, 05/01/49	12	12,007
4.00%, 06/01/49	13	12,405
4.00%, 07/01/49	1,714	1,682,668
4.00%, 11/01/49	229	224,197
4.00%, 12/01/49	7	7,125
4.00%, 01/01/50	69	67,898
4.00%, 04/01/50	1,520	1,493,333
4.00%, 05/01/50	908	889,638
4.00%, 05/01/51	221	217,059
4.00%, 04/01/52	519	506,715
4.00%, 05/01/52	1,204	1,176,149
4.00%, 06/01/52	1,387	1,352,077
4.00%, 07/01/52	3,044	2,968,820
4.00%, 08/01/52	3,243	3,163,372
4.00%, 09/01/52	484	471,760
4.00%, 10/01/52	592	580,846
4.00%, 12/01/52	4,352	4,237,445
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/53	$3,495	$3,433,971
4.00%, 06/01/54	1,627	1,581,463
4.00%, 03/12/56(g)	10,375	10,082,563
4.50%, 03/15/40(g)	25	25,105
4.50%, 10/01/47	7	7,402
4.50%, 08/01/48	18	17,836
4.50%, 10/01/48	329	330,034
4.50%, 11/01/48	14	14,458
4.50%, 12/01/48	16	16,785
4.50%, 01/01/49	52	51,837
4.50%, 02/01/49	69	68,767
4.50%, 04/01/49	129	129,741
4.50%, 05/01/49	9	8,683
4.50%, 09/01/50	1,025	1,027,911
4.50%, 05/01/52	350	350,236
4.50%, 06/01/52	7,521	7,470,506
4.50%, 07/01/52	183	182,238
4.50%, 08/01/52	1,515	1,506,787
4.50%, 09/01/52	3,338	3,323,215
4.50%, 10/01/52	7,422	7,392,470
4.50%, 11/01/52	925	918,476
4.50%, 12/01/52	3,703	3,697,475
4.50%, 08/01/53	852	848,943
4.50%, 03/01/55	3,176	3,142,045
4.50%, 03/12/56(g)	8,720	8,622,774
5.00%, 06/01/48	102	105,410
5.00%, 04/01/49	9	8,941
5.00%, 12/01/49	299	307,664
5.00%, 08/01/52	336	340,808
5.00%, 09/01/52	709	722,441
5.00%, 10/01/52	705	715,518
5.00%, 11/01/52	1,660	1,683,944
5.00%, 12/01/52	955	972,580
5.00%, 01/01/53	6,627	6,719,971
5.00%, 02/01/53	133	134,392
5.00%, 03/01/53	482	491,304
5.00%, 04/01/53	1,870	1,890,303
5.00%, 05/01/53	547	551,213
5.00%, 06/01/53	1,249	1,271,048
5.00%, 08/01/53	5,820	5,869,062
5.00%, 02/01/54	1,986	2,000,414
5.00%, 10/01/54	4,152	4,173,471
5.00%, 11/01/54	5,361	5,390,779
5.00%, 12/01/54	1,256	1,263,421
5.00%, 01/01/55	3,214	3,236,184
5.00%, 11/01/55	1,737	1,758,144
5.00%, 12/01/55	3,986	4,024,669
5.00%, 01/01/56	2,216	2,231,778
5.00%, 03/01/56	644	648,244
5.00%, 03/15/56(g)	13,825	13,887,011
5.50%, 09/01/52	378	392,262
5.50%, 11/01/52	1,158	1,189,030
5.50%, 12/01/52	1,960	2,022,128
5.50%, 01/01/53	2,815	2,900,320
5.50%, 02/01/53	2,966	3,034,066
5.50%, 03/01/53	2,872	2,949,572
5.50%, 04/01/53	5,283	5,425,934
5.50%, 05/01/53	6,333	6,461,334
5.50%, 06/01/53	465	480,520
5.50%, 07/01/53	1,681	1,731,757
5.50%, 08/01/53	1,795	1,829,104
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/53	$3,122	$3,178,387
5.50%, 03/01/54	3,831	3,910,341
5.50%, 04/01/54	915	939,003
5.50%, 05/01/54	1,930	1,972,590
5.50%, 06/01/54	1,432	1,457,153
5.50%, 08/01/54	2,204	2,256,623
5.50%, 10/01/54	2,010	2,044,049
5.50%, 11/01/54	3,846	3,951,278
5.50%, 03/01/55	819	838,610
5.50%, 04/01/55	1,681	1,719,966
5.50%, 05/01/55	550	560,958
5.50%, 07/01/55(a)	844	861,543
5.50%, 08/01/55	2,993	3,060,511
5.50%, 09/01/55	12,432	12,710,273
5.50%, 10/01/55	1,370	1,404,222
5.50%, 11/01/55	2,692	2,757,565
5.50%, 12/01/55	1,380	1,417,162
5.50%, 01/01/56	892	914,620
5.50%, 02/01/56	798	817,068
5.50%, 03/01/56	214	219,175
5.50%, 03/12/56(g)	6,051	6,148,014
6.00%, 12/01/52	125	129,795
6.00%, 01/01/53	388	409,574
6.00%, 02/01/53	806	831,408
6.00%, 06/01/53	229	237,881
6.00%, 07/01/53	903	927,945
6.00%, 08/01/53	5,331	5,559,048
6.00%, 09/01/53	3,092	3,196,558
6.00%, 11/01/53	2,589	2,675,041
6.00%, 12/01/53	717	744,805
6.00%, 01/01/54	1,413	1,454,812
6.00%, 02/01/54	320	332,891
6.00%, 03/01/54	559	574,873
6.00%, 04/01/54	1,612	1,667,960
6.00%, 05/01/54	4,801	4,979,159
6.00%, 07/01/54	566	588,949
6.00%, 08/01/54	4,817	4,982,131
6.00%, 09/01/54	2,675	2,780,987
6.00%, 10/01/54	2,197	2,256,541
6.00%, 02/01/55	1,302	1,346,604
6.00%, 03/01/55	3,553	3,674,629
6.00%, 03/15/55(g)	8,425	8,641,424
6.00%, 04/01/55	3,434	3,537,935
6.00%, 05/01/55	1,367	1,404,890
6.00%, 06/01/55	1,552	1,606,453
6.00%, 07/01/55	5,256	5,415,975
6.00%, 08/01/55	2,429	2,502,319
6.00%, 09/01/55	2,564	2,638,670
6.00%, 12/01/55	764	793,979
6.50%, 10/01/53	3,217	3,385,650
6.50%, 11/01/53	2,090	2,176,103
6.50%, 12/01/53	3,372	3,547,463
6.50%, 01/01/54	2,919	3,074,697
6.50%, 02/01/54	938	989,930
6.50%, 03/01/54	2,829	2,958,517
6.50%, 04/01/54	578	610,408
6.50%, 07/01/54	632	664,460
6.50%, 08/01/54	2,808	2,939,759
6.50%, 09/01/54	1,280	1,342,564
6.50%, 01/01/55	1,743	1,824,376
6.50%, 02/01/55	1,864	1,954,082
65
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/15/55(g)	$700	$727,026
6.50%, 04/01/55	1,148	1,199,704
6.50%, 07/01/55	386	403,938
6.50%, 07/01/55(a)	1,766	1,848,063
6.50%, 08/01/55	964	1,015,411
6.50%, 09/01/55	637	669,301
		1,126,404,053
U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,410,576
6.21%, 08/06/38	110	130,636
6.63%, 11/15/30	440	498,251
7.13%, 01/15/30	750	847,531
		3,886,994
U.S. Government Obligations — 45.1%
U.S. Treasury Bonds
1.13%, 05/15/40	7,410	4,863,970
1.13%, 08/15/40	10,130	6,584,500
1.25%, 05/15/50	7,410	3,711,947
1.38%, 11/15/40	7,971	5,353,025
1.38%, 08/15/50	7,620	3,923,109
1.63%, 11/15/50	7,649	4,197,389
1.75%, 08/15/41	13,627	9,515,479
1.88%, 02/15/41	14,019	10,119,966
1.88%, 02/15/51	10,760	6,277,787
1.88%, 11/15/51	12,126	6,998,976
2.00%, 11/15/41	12,166	8,780,430
2.00%, 02/15/50	4,450	2,721,453
2.00%, 08/15/51	12,748	7,624,897
2.25%, 05/15/41	9,544	7,250,457
2.25%, 08/15/46	6,855	4,689,248
2.25%, 08/15/49	3,400	2,218,500
2.25%, 02/15/52	11,167	7,064,872
2.38%, 02/15/42	9,330	7,095,326
2.38%, 11/15/49	3,690	2,466,534
2.38%, 05/15/51	10,894	7,152,592
2.50%, 02/15/45	2,250	1,651,289
2.50%, 02/15/46	6,050	4,372,070
2.50%, 05/15/46	4,950	3,564,000
2.75%, 08/15/42	1,475	1,176,313
2.75%, 11/15/42	3,425	2,718,059
2.75%, 08/15/47	4,300	3,188,047
2.75%, 11/15/47	5,500	4,066,563
2.88%, 05/15/43	1,600	1,283,000
2.88%, 08/15/45	3,395	2,639,082
2.88%, 11/15/46	3,800	2,911,156
2.88%, 05/15/49	1,435	1,068,851
2.88%, 05/15/52	8,633	6,272,414
3.00%, 05/15/42	170	141,206
3.00%, 11/15/44	1,600	1,281,000
3.00%, 05/15/45	1,665	1,325,756
3.00%, 11/15/45	4,316	3,415,709
3.00%, 02/15/47	4,475	3,493,996
3.00%, 05/15/47	3,900	3,035,297
3.00%, 02/15/48	11,765	9,082,948
3.00%, 08/15/48	3,855	2,961,724
3.00%, 02/15/49	2,225	1,701,082
3.00%, 08/15/52	8,700	6,478,781
3.13%, 11/15/41	825	703,055
3.13%, 02/15/42	1,000	848,438
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 02/15/43	$2,500	$2,087,891
3.13%, 08/15/44	1,600	1,310,750
3.13%, 05/15/48	10,450	8,231,008
3.25%, 05/15/42	7,386	6,349,308
3.38%, 08/15/42	4,913	4,281,219
3.38%, 05/15/44	1,020	870,347
3.38%, 11/15/48	8,400	6,886,687
3.50%, 02/15/39	1,350	1,260,984
3.63%, 08/15/43	1,225	1,091,398
3.63%, 02/15/44	720	638,438
3.63%, 02/15/53	12,593	10,572,217
3.63%, 05/15/53	10,610	8,902,453
3.75%, 11/15/43	300	271,172
3.88%, 08/15/40	300	285,375
3.88%, 02/15/43	5,119	4,743,073
3.88%, 05/15/43	5,452	5,039,693
4.00%, 11/15/42	5,300	5,000,219
4.00%, 11/15/52	8,662	7,783,619
4.13%, 08/15/44	6,349	6,012,701
4.13%, 08/15/53	9,163	8,407,052
4.25%, 05/15/39	1,200	1,204,875
4.25%, 11/15/40	250	247,461
4.25%, 02/15/54	12,286	11,508,527
4.25%, 08/15/54	12,502	11,714,765
4.38%, 02/15/38	2,400	2,472,750
4.38%, 11/15/39	150	151,688
4.38%, 05/15/40	250	251,953
4.38%, 05/15/41	500	500,391
4.38%, 08/15/43	7,067	6,952,161
4.50%, 02/15/36	900	944,016
4.50%, 05/15/38	6,052	6,294,080
4.50%, 08/15/39	2,000	2,051,875
4.50%, 02/15/44	6,187	6,168,632
4.50%, 11/15/54	8,916	8,711,211
4.63%, 02/15/40	250	258,945
4.63%, 05/15/44	5,585	5,649,577
4.63%, 11/15/44	5,733	5,787,643
4.63%, 11/15/45	4,134	4,161,775
4.63%, 02/15/46	308	310,202
4.63%, 05/15/54	9,232	9,203,150
4.63%, 02/15/55	9,353	9,329,617
4.63%, 11/15/55	7,630	7,618,078
4.75%, 02/15/37	500	533,672
4.75%, 11/15/43	7,211	7,423,950
4.75%, 02/15/45	6,725	6,894,176
4.75%, 11/15/53	12,719	12,925,684
4.75%, 05/15/55	9,607	9,778,125
4.75%, 08/15/55	9,146	9,314,629
4.75%, 02/15/56	3,177	3,237,562
4.88%, 08/15/45	5,851	6,086,868
5.00%, 05/15/37	2,400	2,616,750
5.00%, 05/15/45	5,521	5,836,732
5.38%, 02/15/31	1,000	1,080,234
6.13%, 08/15/29	1,000	1,085,000
6.25%, 05/15/30	100	110,570
6.38%, 08/15/27	800	831,750
U.S. Treasury Notes
0.38%, 09/30/27	5,400	5,149,406
0.50%, 04/30/27	2,350	2,270,963
0.50%, 05/31/27	2,080	2,005,088
0.50%, 06/30/27	1,900	1,827,414
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 08/31/27	$6,300	$6,032,988
0.50%, 10/31/27	9,250	8,816,768
0.63%, 03/31/27	1,000	969,844
0.63%, 11/30/27	7,450	7,101,654
0.63%, 12/31/27	10,300	9,797,070
0.63%, 05/15/30	2,600	2,312,172
0.63%, 08/15/30	7,300	6,442,820
0.75%, 01/31/28	7,849	7,467,894
0.88%, 11/15/30	14,652	12,989,914
1.00%, 07/31/28	7,714	7,291,538
1.13%, 02/28/27	2,850	2,783,314
1.13%, 02/29/28	6,958	6,656,577
1.13%, 08/31/28	8,750	8,281,055
1.13%, 02/15/31	14,700	13,119,750
1.25%, 03/31/28	7,100	6,797,695
1.25%, 04/30/28	11,869	11,344,168
1.25%, 05/31/28	7,902	7,539,619
1.25%, 06/30/28	7,770	7,401,532
1.25%, 09/30/28	12,200	11,559,500
1.25%, 08/15/31	13,660	12,091,234
1.38%, 10/31/28	6,961	6,606,968
1.38%, 12/31/28	8,962	8,478,892
1.38%, 11/15/31	17,668	15,641,701
1.50%, 11/30/28	7,615	7,240,794
1.50%, 02/15/30	4,200	3,899,766
1.63%, 05/15/31	12,307	11,184,948
1.75%, 01/31/29	7,200	6,873,188
1.88%, 02/28/27	5,800	5,706,203
1.88%, 02/28/29	6,212	5,944,593
1.88%, 02/15/32	13,122	11,889,762
2.25%, 02/15/27	5,900	5,828,555
2.25%, 08/15/27	2,100	2,064,645
2.25%, 11/15/27	5,070	4,972,561
2.38%, 05/15/27	6,750	6,661,143
2.38%, 03/31/29	6,200	6,014,969
2.38%, 05/15/29	6,090	5,900,639
2.50%, 03/31/27	7,051	6,976,359
2.63%, 05/31/27	7,524	7,444,939
2.63%, 02/15/29	5,215	5,102,552
2.63%, 07/31/29	3,285	3,201,335
2.75%, 04/30/27	6,220	6,167,762
2.75%, 07/31/27	7,000	6,932,734
2.75%, 02/15/28	4,225	4,174,663
2.75%, 05/31/29	4,700	4,604,898
2.75%, 08/15/32	11,973	11,334,128
2.88%, 05/15/28	7,058	6,980,407
2.88%, 08/15/28	6,900	6,817,523
2.88%, 04/30/29	5,440	5,353,725
2.88%, 05/15/32	18,797	17,979,037
3.13%, 08/31/27	5,564	5,538,571
3.13%, 11/15/28	275	273,131
3.13%, 08/31/29	6,900	6,830,461
3.25%, 06/30/27	6,540	6,522,117
3.25%, 06/30/29	5,500	5,471,211
3.38%, 09/15/27	13,170	13,158,168
3.38%, 11/30/27	8,747	8,741,875
3.38%, 12/31/27	10,675	10,669,996
3.38%, 09/15/28	7,177	7,174,757
3.38%, 05/15/33	13,850	13,527,555
3.50%, 09/30/27	8,206	8,214,975
3.50%, 10/31/27	10,329	10,341,104
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 01/31/28	$9,386	$9,404,332
3.50%, 04/30/28	5,400	5,411,813
3.50%, 10/15/28	11,234	11,264,718
3.50%, 11/15/28	7,717	7,739,307
3.50%, 12/15/28	11,180	11,213,191
3.50%, 01/15/29(b)	2,100	2,106,398
3.50%, 02/15/29	11,600	11,637,156
3.50%, 09/30/29	9,318	9,337,655
3.50%, 01/31/30	8,400	8,413,125
3.50%, 04/30/30	9,000	9,007,734
3.50%, 11/30/30	10,305	10,300,170
3.50%, 02/15/33	13,501	13,315,361
3.63%, 08/31/27	8,666	8,689,019
3.63%, 03/31/28	8,500	8,539,180
3.63%, 05/31/28	9,000	9,045,703
3.63%, 08/15/28	8,082	8,128,724
3.63%, 08/31/29	8,745	8,799,656
3.63%, 03/31/30	5,180	5,210,352
3.63%, 08/31/30	9,247	9,295,402
3.63%, 09/30/30	10,518	10,573,055
3.63%, 10/31/30	8,671	8,714,355
3.63%, 12/31/30	9,614	9,659,817
3.63%, 09/30/31	6,668	6,678,940
3.75%, 04/30/27	10,917	10,948,557
3.75%, 06/30/27	7,399	7,426,746
3.75%, 08/15/27	7,403	7,434,521
3.75%, 04/15/28	11,180	11,261,230
3.75%, 05/15/28	8,577	8,641,998
3.75%, 12/31/28	7,147	7,216,237
3.75%, 05/31/30	10,000	10,103,906
3.75%, 06/30/30	6,000	6,062,812
3.75%, 12/31/30	4,806	4,854,060
3.75%, 01/31/31	9,818	9,919,248
3.75%, 08/31/31	9,079	9,152,767
3.75%, 10/31/32	9,646	9,674,637
3.75%, 11/30/32	3,750	3,759,961
3.88%, 03/31/27	12,265	12,312,431
3.88%, 05/31/27	11,979	12,035,619
3.88%, 07/31/27	8,519	8,568,916
3.88%, 10/15/27	6,457	6,502,401
3.88%, 11/30/27	867	873,672
3.88%, 12/31/27	9,505	9,583,713
3.88%, 03/15/28	6,282	6,342,366
3.88%, 06/15/28	12,174	12,306,202
3.88%, 07/15/28	6,613	6,685,846
3.88%, 09/30/29	12,672	12,856,140
3.88%, 11/30/29	3,800	3,856,109
3.88%, 12/31/29	8,000	8,120,000
3.88%, 04/30/30	14,900	15,129,320
3.88%, 06/30/30	8,988	9,127,735
3.88%, 07/31/30	13,302	13,510,883
3.88%, 08/31/32	3,595	3,634,882
3.88%, 09/30/32	11,144	11,262,405
3.88%, 12/31/32	4,181	4,222,157
3.88%, 08/15/33	15,595	15,707,089
3.88%, 08/15/34	16,714	16,737,504
4.00%, 12/15/27	12,444	12,571,357
4.00%, 02/29/28	8,000	8,092,500
4.00%, 06/30/28	10,146	10,286,300
4.00%, 01/31/29	8,481	8,622,792
4.00%, 07/31/29	8,300	8,453,680
67
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 10/31/29	$11,057	$11,266,910
4.00%, 02/28/30	15,400	15,705,594
4.00%, 03/31/30	13,947	14,227,030
4.00%, 05/31/30	8,459	8,631,484
4.00%, 07/31/30	4,349	4,439,038
4.00%, 01/31/31	9,424	9,622,787
4.00%, 04/30/32	5,944	6,058,236
4.00%, 06/30/32	6,720	6,846,525
4.00%, 07/31/32	8,195	8,346,736
4.00%, 01/31/33	7,737	7,869,980
4.00%, 02/15/34	16,413	16,628,421
4.00%, 11/15/35	16,370	16,428,830
4.13%, 02/28/27	11,264	11,329,120
4.13%, 09/30/27	5,371	5,428,067
4.13%, 10/31/27	4,800	4,853,813
4.13%, 11/15/27	5,887	5,955,298
4.13%, 07/31/28	11,582	11,781,066
4.13%, 03/31/29	8,484	8,662,959
4.13%, 10/31/29	17,861	18,278,222
4.13%, 11/30/29	8,402	8,600,235
4.13%, 08/31/30	6,200	6,358,875
4.13%, 03/31/31	4,537	4,658,932
4.13%, 07/31/31	10,676	10,966,254
4.13%, 10/31/31	9,000	9,239,766
4.13%, 11/30/31	9,241	9,487,186
4.13%, 02/29/32	9,329	9,573,886
4.13%, 03/31/32	5,132	5,266,715
4.13%, 05/31/32	9,330	9,571,997
4.13%, 11/15/32	11,959	12,257,975
4.13%, 02/15/36	6,329	6,413,057
4.25%, 03/15/27	7,278	7,332,301
4.25%, 01/15/28	6,854	6,958,149
4.25%, 02/15/28	13,356	13,570,948
4.25%, 02/28/29	7,864	8,053,842
4.25%, 06/30/29	8,144	8,355,871
4.25%, 01/31/30	17,948	18,464,005
4.25%, 02/28/31	5,200	5,369,000
4.25%, 06/30/31	10,997	11,360,417
4.25%, 11/15/34	18,766	19,282,065
4.25%, 05/15/35	16,584	17,008,965
4.25%, 08/15/35	19,312	19,791,782
4.38%, 07/15/27	8,218	8,319,120
4.38%, 08/31/28	11,011	11,269,070
4.38%, 11/30/28	7,600	7,794,156
4.38%, 12/31/29	8,348	8,621,919
4.38%, 11/30/30	6,000	6,223,125
4.38%, 01/31/32	7,320	7,609,941
4.38%, 05/15/34	18,954	19,679,583
4.50%, 04/15/27	9,484	9,586,990
4.50%, 05/15/27	9,182	9,289,602
4.50%, 05/31/29	8,783	9,073,937
4.50%, 12/31/31	6,546	6,848,752
4.50%, 11/15/33	16,210	16,979,975
4.63%, 06/15/27	7,994	8,108,914
4.63%, 09/30/28	10,937	11,269,382
4.63%, 04/30/29	9,000	9,325,547
4.63%, 09/30/30	6,255	6,549,180
4.63%, 04/30/31	5,212	5,475,043
4.63%, 05/31/31	5,000	5,253,125
4.63%, 02/15/35	19,112	20,163,160
4.88%, 10/31/28	7,992	8,291,076
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/30	$5,000	$5,291,406
		2,087,427,462
Total U.S. Government & Agency Obligations — 69.5% (Cost: $3,298,078,155)		3,217,718,509
Total Long-Term Investments — 98.6% (Cost: $4,669,511,742)		4,570,556,677
	Shares
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(h)(i)	220,771,086	220,881,472
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)(j)	14,627,245	14,627,245
Total Short-Term Securities — 5.1% (Cost: $235,427,673)		235,508,717
Total Investments Before TBA Sales Commitments — 103.7% (Cost: $4,904,939,415)		4,806,065,394
	Par (000)
TBA Sales Commitments(g)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association
5.00%, 03/19/56	(1,375)	(1,379,665)
5.50%, 03/19/56	(300)	(303,828)
Uniform Mortgage-Backed Securities
5.00%, 03/15/56	(1,575)	(1,582,065)
5.50%, 03/12/56	(1,175)	(1,193,839)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(4,454,703))		(4,459,397)
Total Investments, Net of TBA Sales Commitments — 103.6% (Cost: $4,900,484,712)		4,801,605,997
Liabilities in Excess of Other Assets — (3.6)%		(169,160,891)
Net Assets — 100.0%		$4,632,445,106

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Perpetual security with no stated maturity date.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,629,793	$58,247,316 (a)	$—	$4,520	$(157)	$220,881,472	220,771,086	$6,960,458	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,866,968	9,760,277 (a)	—	—	—	14,627,245	14,627,245	55,181 (b)	—
				$4,520	$(157)	$235,508,717		$7,015,639	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$16,450,652	$—	$16,450,652
Collateralized Mortgage Obligations	—	49,026,870	—	49,026,870
Corporate Bonds & Notes	—	1,143,274,278	—	1,143,274,278
Foreign Government Obligations	—	144,086,368	—	144,086,368
U.S. Government & Agency Obligations	—	3,217,718,509	—	3,217,718,509
Short-Term Securities
Money Market Funds	235,508,717	—	—	235,508,717
Liabilities
Investments
TBA Sales Commitments	—	(4,459,397)	—	(4,459,397)
	$235,508,717	$4,566,097,280	$—	$4,801,605,997
See notes to financial statements.
69
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 2.45%, 04/30/30	$17	$15,832
Aerospace & Defense — 0.8%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600	591,990
General Electric Co.
4.35%, 05/01/50(a)	60	52,527
5.88%, 01/14/38	125	137,347
6.75%, 03/15/32	650	742,732
6.88%, 01/10/39	87	103,528
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	150	163,743
L3Harris Technologies, Inc.
4.85%, 04/27/35	385	388,699
5.50%, 08/15/54	285	282,810
5.60%, 07/31/53(a)	105	105,578
Northrop Grumman Corp.
4.03%, 10/15/47	98	80,521
4.90%, 06/01/34	802	823,089
4.95%, 03/15/53	518	476,316
5.15%, 05/01/40	66	66,749
5.20%, 06/01/54(a)	757	721,640
5.25%, 05/01/50(a)	172	166,279
RTX Corp.
2.25%, 07/01/30	962	896,448
2.82%, 09/01/51	197	125,770
3.03%, 03/15/52	54	35,888
3.13%, 07/01/50	485	333,268
3.75%, 11/01/46	282	223,454
4.05%, 05/04/47	217	179,360
4.13%, 11/16/28	860	865,141
4.15%, 05/15/45	254	216,347
4.35%, 04/15/47	65	56,256
4.45%, 11/16/38	31	29,520
4.50%, 06/01/42	924	849,486
4.63%, 11/16/48	507	451,705
4.70%, 12/15/41	122	115,991
4.88%, 10/15/40	119	116,996
5.40%, 05/01/35	295	314,257
5.70%, 04/15/40	330	350,760
5.75%, 01/15/29	5	5,253
6.00%, 03/15/31	55	59,641
6.05%, 06/01/36(a)	340	377,145
6.10%, 03/15/34	30	33,154
6.13%, 07/15/38	335	371,903
6.40%, 03/15/54(a)	55	61,492
7.50%, 09/15/29	560	625,640
		11,598,423
Agriculture — 0.5%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	373	233,577
3.25%, 03/27/30	115	111,885
3.75%, 09/15/47	100	80,012
4.02%, 04/16/43	163	140,217
4.50%, 03/15/49	150	131,684
4.54%, 03/26/42	89	82,479
5.38%, 09/15/35	189	201,278
5.94%, 10/01/32	366	400,817
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	888	826,261
Security	Par (000)	Value
Agriculture (continued)
3.75%, 09/25/27	$2,392	$2,386,538
4.10%, 01/07/28	873	877,242
4.20%, 09/17/29	615	618,843
4.55%, 08/04/30	100	101,596
4.65%, 09/17/34(a)	812	807,708
5.15%, 08/04/35(a)	620	635,588
		7,635,725
Airlines — 0.0%
Delta Air Lines, Inc., 3.75%, 10/28/29	100	98,234
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	59	56,722
3.25%, 03/27/40	18	14,825
3.38%, 11/01/46	76	57,267
3.38%, 03/27/50	243	177,774
Ralph Lauren Corp., 2.95%, 06/15/30	45	43,118
Tapestry, Inc.
4.13%, 07/15/27	460	460,179
5.10%, 03/11/30	40	41,266
5.50%, 03/11/35	645	668,717
		1,519,868
Auto Manufacturers — 1.1%
American Honda Finance Corp.
2.25%, 01/12/29	40	38,185
3.50%, 02/15/28	372	369,540
4.60%, 04/17/30	166	168,866
4.90%, 03/13/29(a)	90	92,300
4.90%, 01/10/34(a)	197	200,054
5.13%, 07/07/28	30	30,792
Cummins, Inc.
1.50%, 09/01/30	2,092	1,887,994
2.60%, 09/01/50	220	136,834
4.25%, 05/09/28	50	50,535
4.70%, 02/15/31(a)	125	128,615
4.88%, 10/01/43	344	334,112
4.90%, 02/20/29	1,001	1,032,684
5.15%, 02/20/34	1,379	1,439,592
5.30%, 05/09/35	347	365,196
5.45%, 02/20/54	198	197,588
Ford Motor Co.
3.25%, 02/12/32	215	193,348
4.75%, 01/15/43(a)	50	40,214
5.29%, 12/08/46(a)	65	55,461
7.40%, 11/01/46(a)	465	508,126
Ford Motor Credit Co. LLC
2.90%, 02/10/29	35	33,306
3.63%, 06/17/31	470	437,891
4.00%, 11/13/30	264	252,844
5.11%, 05/03/29	497	501,746
6.13%, 03/08/34	175	180,955
6.50%, 02/07/35	55	57,723
7.12%, 11/07/33	580	632,328
7.20%, 06/10/30	40	43,148
General Motors Co.
5.00%, 04/01/35(a)	146	144,946
5.15%, 04/01/38	177	172,459
5.20%, 04/01/45	256	233,299
5.40%, 04/01/48(a)	181	166,794
5.60%, 10/15/32(a)	90	94,828
5.95%, 04/01/49(a)	245	241,277
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.25%, 10/02/43	$301	$308,797
6.60%, 04/01/36	344	377,427
6.75%, 04/01/46	225	243,190
General Motors Financial Co., Inc.
2.35%, 01/08/31	140	127,382
2.70%, 06/10/31	236	216,681
3.10%, 01/12/32	210	194,102
3.60%, 06/21/30	275	267,196
4.30%, 04/06/29	258	259,154
4.60%, 01/08/31(a)	70	70,644
5.45%, 09/06/34	270	277,215
5.45%, 01/08/36(a)	35	35,608
5.65%, 01/17/29(a)	154	159,684
5.90%, 01/07/35	105	110,336
5.95%, 04/04/34	125	132,638
6.10%, 01/07/34	359	384,357
6.15%, 07/15/35(a)	215	230,003
6.40%, 01/09/33	271	294,924
Honda Motor Co. Ltd., 2.97%, 03/10/32	360	333,476
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	623	739,508
Toyota Motor Corp., 3.67%, 07/20/28	23	23,025
Toyota Motor Credit Corp.
1.90%, 09/12/31	35	31,183
2.15%, 02/13/30	240	224,642
2.40%, 01/13/32(a)	35	31,804
3.38%, 04/01/30	58	56,717
3.65%, 01/08/29	20	19,957
4.70%, 01/12/33	400	408,981
		16,022,211
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	605	394,221
3.25%, 03/01/32(a)	507	479,461
4.15%, 05/01/52	461	358,066
4.40%, 10/01/46	51	42,537
5.40%, 03/15/49(a)	158	148,548
5.75%, 09/13/54	205	199,553
BorgWarner, Inc.
4.38%, 03/15/45	93	79,218
5.40%, 08/15/34(a)	360	373,978
Lear Corp.
3.50%, 05/30/30	112	108,629
3.55%, 01/15/52	247	172,341
4.25%, 05/15/29	789	788,945
5.25%, 05/15/49(a)	304	280,682
		3,426,179
Banks — 19.7%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	199,997
5.13%, 03/03/36	200	198,820
6.03%, 03/13/35, (1-year CMT + 1.95%)(b)	395	422,412
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	414	427,046
7.88%, 11/15/34, (1-year CMT + 3.30%)(b)	220	256,426
Banco Santander SA
2.75%, 12/03/30	195	179,352
2.96%, 03/25/31	509	475,704
3.23%, 11/22/32, (1-year CMT + 1.60%)(b)	270	248,798
3.31%, 06/27/29	65	63,473
3.49%, 05/28/30	175	169,899
Security	Par (000)	Value
Banks (continued)
3.80%, 02/23/28	$250	$248,987
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	395	395,196
4.25%, 04/11/27	505	505,903
4.38%, 04/12/28	438	440,562
4.55%, 11/06/30	200	201,575
5.13%, 11/06/35	200	201,120
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	490	508,630
6.03%, 01/17/35	260	280,034
6.35%, 03/14/34(a)	444	479,313
6.61%, 11/07/28	289	307,700
6.92%, 08/08/33	631	700,811
6.94%, 11/07/33	50	57,619
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	201	182,310
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	293	264,095
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	230	220,316
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	450	405,590
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	604	533,605
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	335	314,497
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	283	257,530
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	156	146,571
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	444	329,693
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	747	691,892
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	438	282,583
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	278	266,285
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	560	517,355
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	768	507,360
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	272	264,382
3.25%, 10/21/27	1,788	1,773,042
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	430	341,800
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	1,030	1,019,491
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(b)	95	94,445
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(b)	787	784,404
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	582	550,685
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)(b)	156	125,643
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(b)	447	446,677
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	88	87,864
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	192	172,574
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	1,395	1,130,853
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	752	704,154
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(b)	502	504,758
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	653	553,685
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	320	321,399
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	637	558,425
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	870	873,982
4.88%, 04/01/44	323	311,644
71
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	$280	$283,461
5.00%, 01/21/44	671	651,984
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,172	1,204,961
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	515	527,610
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,123	1,165,870
5.43%, 08/15/35, (1-day SOFR + 1.91%)(b)	275	281,549
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	530	555,457
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	240	251,578
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	350	359,401
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	320	334,380
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	595	638,338
5.88%, 02/07/42	691	743,165
6.11%, 01/29/37(a)	812	877,331
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	753	779,843
7.75%, 05/14/38	527	645,741
Series L, 4.18%, 11/25/27	685	685,820
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	275	255,125
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	595	433,515
Bank of America N.A., 6.00%, 10/15/36	258	279,887
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(b)	216	197,143
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	1,029	1,019,985
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(b)	125	125,797
5.20%, 02/01/28(a)	332	340,335
5.51%, 06/04/31	105	111,199
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	100	100,559
Bank of New York Mellon Corp.(The)
3.25%, 05/16/27	218	217,050
3.30%, 08/23/29	311	303,977
3.40%, 01/29/28	1,036	1,030,380
3.85%, 04/28/28	948	951,532
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	65	65,470
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	160	164,990
4.97%, 04/26/34, (1-day SOFR + 1.61%)(b)	20	20,515
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	125	130,028
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	101	105,079
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	180	187,159
5.32%, 06/06/36, (1-day SOFR + 1.35%)(b)	300	312,638
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	70	73,716
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	144	161,490
Bank of Nova Scotia(The)
2.15%, 08/01/31	1,088	982,235
2.45%, 02/02/32	310	280,536
2.95%, 03/11/27	744	738,250
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	150	150,163
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	275	276,481
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	150	150,425
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	1,875	1,886,807
4.59%, 05/04/37, (5-year CMT + 2.05%)(b)	193	189,672
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	85	86,443
4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	275	278,172
4.85%, 02/01/30	1,622	1,669,108
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	785	799,085
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	425	440,158
5.25%, 06/12/28(a)	2,714	2,795,289
5.40%, 06/04/27	1,202	1,225,919
Security	Par (000)	Value
Banks (continued)
5.45%, 08/01/29	$1,705	$1,785,187
5.65%, 02/01/34	270	288,713
BankUnited, Inc., 5.13%, 06/11/30	70	70,798
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	320	298,889
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	379	348,577
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	830	760,292
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	400	380,725
4.22%, 05/24/30, (1-day SOFR + 0.93%)(b)	400	399,981
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	400	403,037
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	400	400,463
4.84%, 05/09/28	536	540,040
4.95%, 01/10/47	245	228,501
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	467	475,015
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	350	356,432
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(b)	807	822,783
5.21%, 02/24/37, (1-day SOFR + 1.51%)(b)	300	299,494
5.25%, 08/17/45	370	360,798
5.34%, 09/10/35, (1-day SOFR + 1.91%)(b)	581	594,038
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	200	207,547
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	743	757,232
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	319	332,408
5.79%, 02/25/36, (1-day SOFR + 1.59%)(b)	675	706,900
5.86%, 08/11/46, (1-day SOFR + 1.83%)(b)	380	391,094
6.04%, 03/12/55, (1-day SOFR + 2.42%)(b)	103	110,358
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	200	216,149
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	15	15,833
6.69%, 09/13/34, (1-day SOFR + 2.62%)(b)	135	149,862
7.12%, 06/27/34, (1-day SOFR + 3.57%)(b)	565	634,100
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	636	669,246
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	218	250,148
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	205	197,275
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	300	301,802
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	1,600	1,623,439
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	1,030	1,047,581
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	810	824,163
5.00%, 04/28/28	325	332,484
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	360	373,566
5.26%, 04/08/29	230	238,539
5.99%, 10/03/28	165	173,107
6.09%, 10/03/33	610	668,528
Capital One NA
2.70%, 02/06/30	314	298,511
4.65%, 09/13/28	650	660,144
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	234	214,292
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	501	468,282
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	50	47,193
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	383	367,026
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	434	401,457
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	454	450,484
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(b)	618	615,010
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	823	790,379
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	171	152,414
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	$222	$221,252
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(b)	638	638,334
4.13%, 07/25/28	282	282,353
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(b)	473	405,275
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	721	724,549
4.45%, 09/29/27	771	775,544
4.65%, 07/30/45	551	502,946
4.65%, 07/23/48	660	589,176
4.75%, 05/18/46	260	231,384
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(b)	284	289,213
5.30%, 05/06/44	180	174,583
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)	270	270,970
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	110	113,330
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	250	251,429
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	320	333,321
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)	125	125,534
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	405	421,725
5.88%, 02/22/33	271	291,385
5.88%, 01/30/42	555	586,929
6.00%, 10/31/33	404	435,083
6.02%, 01/24/36, (1-day SOFR + 1.83%)(b)	580	608,641
6.13%, 08/25/36	289	309,430
6.17%, 05/25/34, (1-day SOFR + 2.66%)(b)	670	715,260
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(b)	457	501,310
6.63%, 01/15/28(a)	699	734,243
6.63%, 06/15/32(a)	349	388,208
6.68%, 09/13/43	191	215,474
8.13%, 07/15/39	693	892,070
Citizens Financial Group, Inc.
2.50%, 02/06/30	127	119,317
3.25%, 04/30/30	237	227,868
5.64%, 05/21/37, (5-year CMT + 2.75%)(b)	62	63,678
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	26	28,755
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	212,626
5.25%, 08/04/45	45	42,994
5.75%, 12/01/43	251	255,577
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	597	553,300
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	898	862,399
3.73%, 01/14/32, (1-day SOFR + 2.76%)(b)	445	423,518
3.74%, 01/07/33, (1-day SOFR + 2.26%)(b)	267	249,954
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	190	191,578
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	533	534,602
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	210	213,873
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	170	173,588
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	150	154,896
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	150	153,263
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	440	450,901
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	66	68,720
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	690	721,293
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	147	156,543
7.08%, 02/10/34, (1-day SOFR + 3.65%)(b)	276	303,612
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)(b)	35	34,590
4.77%, 07/28/30, (1-day SOFR + 2.13%)(b)	45	45,732
8.25%, 03/01/38	283	350,634
Security	Par (000)	Value
Banks (continued)
Fifth Third Financial Corp., 4.00%, 02/01/29(a)	$437	$436,691
First Horizon Bank, 5.75%, 05/01/30	250	259,916
Goldman Sachs Capital I, 6.35%, 02/15/34	532	572,305
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	20	17,892
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	613	552,762
2.60%, 02/07/30	10	9,454
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	489	449,001
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	254	231,151
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	373	275,843
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	624	578,561
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	200	154,092
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	150	117,606
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(b)	199	198,135
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)	319	317,142
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(b)	714	645,226
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	1,900	1,900,555
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	775	775,349
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	862	864,149
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	775	775,004
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	315	293,020
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	225	226,426
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	1,900	1,911,551
4.75%, 10/21/45	675	611,714
4.80%, 07/08/44	662	611,282
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	805	801,435
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	390	394,413
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	1,270	1,278,569
5.15%, 05/22/45	206	193,773
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	780	803,290
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	650	645,240
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	615	643,384
5.54%, 01/21/47, (1-day SOFR + 1.32%)(b)	1,900	1,890,102
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	615	623,661
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	300	320,067
6.13%, 02/15/33(a)	1,107	1,212,499
6.25%, 02/01/41(a)	845	923,903
6.45%, 05/01/36	345	380,066
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	321	339,837
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	250	278,675
6.75%, 10/01/37	1,108	1,241,698
HSBC Bank USA N.A
5.63%, 08/15/35	280	294,184
5.88%, 11/01/34	270	289,235
7.00%, 01/15/39	275	323,523
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	341	325,770
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	290	266,928
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	1,232	1,136,796
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	671	633,010
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	350	322,047
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(b)	1,146	1,138,218
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(b)	548	548,176
73
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	$1,026	$1,035,839
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	200	202,243
4.76%, 03/29/33, (1-day SOFR + 2.53%)(b)	281	281,499
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	200	203,123
4.95%, 03/31/30	791	815,464
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	200	202,011
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	235	243,409
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	300	310,915
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	531	554,510
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	470	487,621
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	330	350,415
5.74%, 09/10/36, (1-day SOFR + 1.96%)(b)	235	243,371
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	285	303,044
5.87%, 11/18/35, (1-day SOFR + 1.90%)(b)	300	314,849
6.10%, 01/14/42(a)	567	619,020
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	255	278,521
6.33%, 03/09/44, (1-day SOFR + 2.65%)(b)	50	55,329
6.50%, 05/02/36	165	179,401
6.50%, 09/15/37	768	849,390
6.55%, 06/20/34, (1-day SOFR + 2.98%)(b)	631	684,748
6.80%, 06/01/38	322	366,415
7.40%, 11/13/34, (1-day SOFR + 3.02%)(b)	240	274,534
8.11%, 11/03/33, (1-day SOFR + 4.25%)(b)	444	523,657
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(b)	152	134,129
2.55%, 02/04/30	843	793,556
5.02%, 05/17/33, (1-day SOFR + 2.05%)(b)	460	469,364
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(b)	30	31,553
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	36	37,805
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	570	573,910
5.65%, 01/10/30	10	10,530
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	808	750,417
3.95%, 03/29/27	957	957,905
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	275	275,096
4.05%, 04/09/29	370	370,261
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	70	69,265
4.55%, 10/02/28	470	476,172
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	200	203,292
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	225	231,953
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	940	972,957
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(b)	820	858,312
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	1,084	1,135,458
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	614	668,323
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	245	219,712
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	355	333,056
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	365	266,001
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	185	168,460
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	709	653,518
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	641	612,791
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	30	28,522
Security	Par (000)	Value
Banks (continued)
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	$743	$688,522
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	798	631,604
3.11%, 04/22/51, (1-day SOFR + 2.44%)(b)	779	534,121
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	299	233,675
3.33%, 04/22/52, (1-day SOFR + 1.58%)(b)	1,019	728,216
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	220	218,135
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(b)	577	573,550
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	766	758,131
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	463	419,406
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	464	372,804
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(b)	720	586,769
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(b)	349	349,011
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	330	272,998
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	429	430,791
4.25%, 10/01/27(a)	911	917,377
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	595	511,183
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	617	623,436
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	157	159,166
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	860	867,786
4.85%, 02/01/44(a)	417	399,810
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,345	1,379,427
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	588	596,474
4.95%, 06/01/45	244	231,507
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	640	663,985
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	600	624,796
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	609	637,323
5.40%, 01/06/42	626	641,103
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	245	257,551
5.50%, 10/15/40	441	464,421
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)(b)	780	823,372
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	255	265,029
5.60%, 07/15/41	558	583,576
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	504	534,284
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	515	550,821
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	293	322,068
6.40%, 05/15/38	923	1,050,331
8.75%, 09/01/30	699	825,579
KeyBank N.A., 4.90%, 08/08/32	124	124,436
Keybank National Association
3.90%, 04/13/29	45	44,525
6.95%, 02/01/28	90	94,367
KeyCorp
2.25%, 04/06/27	40	39,266
2.55%, 10/01/29	618	586,765
4.10%, 04/30/28	25	25,070
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	355	352,647
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.24%, 02/10/30, (1-year CMT + 0.60%)(b)	$200	$200,965
4.34%, 01/09/48	230	194,916
4.38%, 03/22/28	201	202,610
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	400	401,636
4.55%, 08/16/28	325	329,501
4.94%, 11/04/36, (1-year CMT + 0.97%)(b)	400	397,492
4.98%, 08/11/33, (1-year CMT + 2.30%)(b)	225	230,313
5.30%, 12/01/45	200	192,897
5.59%, 11/26/35, (1-year CMT + 1.20%)(b)	500	525,774
5.67%, 02/10/47, (1-year CMT + 0.82%)(b)	200	201,990
5.68%, 01/05/35, (1-year CMT + 1.75%)(b)	495	523,841
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	275	288,489
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	255	264,196
6.07%, 06/13/36, (1-year CMT + 1.60%)(b)	340	357,993
7.95%, 11/15/33, (1-year CMT + 3.75%)(b)	428	502,425
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	135	123,970
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	339	306,868
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	60	54,506
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	325	299,028
3.29%, 07/25/27	77	76,512
3.74%, 03/07/29	307	305,762
3.75%, 07/18/39	426	377,952
3.96%, 03/02/28	48	48,116
4.05%, 09/11/28	1,055	1,059,975
4.15%, 03/07/39(a)	352	330,860
4.29%, 07/26/38(a)	210	201,498
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	50	49,715
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	272	282,072
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	55	57,874
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	360	379,285
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	200	211,306
Mizuho Financial Group, Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	255	229,476
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	410	377,270
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	525	472,886
2.56%, 09/13/31	65	58,972
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(b)	203	190,451
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(b)	160	153,470
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	217	210,400
3.17%, 09/11/27	30	29,719
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	10	9,753
4.02%, 03/05/28	445	446,949
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(b)	233	234,216
4.44%, 05/12/32, (1-year CMT + 0.70%)(b)	200	201,074
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	395	402,813
5.05%, 05/12/37, (1-year CMT + 0.85%)(b)	200	202,610
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	425	440,372
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	245	254,319
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	200	207,897
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	220	232,749
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	230	243,461
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	265	274,529
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	390	416,889
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	45	47,669
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	325	347,185
Security	Par (000)	Value
Banks (continued)
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	$375	$400,622
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	450	467,966
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	746	660,420
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	705	625,463
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	782	701,201
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	1,081	956,520
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	355	321,764
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	327	309,192
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	570	365,319
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	152	139,956
3.59%, 07/22/28(b)	923	917,581
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	1,002	979,500
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(b)	1,010	1,005,872
3.95%, 04/23/27	703	702,718
3.97%, 07/22/38(b)	418	379,468
4.30%, 01/27/45	615	536,018
4.38%, 01/22/47	963	836,207
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,182	1,192,298
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	176	166,699
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	360	361,849
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	55	56,021
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)(b)	400	403,375
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	455	464,352
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	400	408,984
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	330	341,715
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	670	693,433
5.30%, 04/20/37, (1-day SOFR + 2.62%)(b)	331	339,110
5.31%, 01/18/41, (5-year CMT + 1.17%)(b)	215	213,902
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	600	620,807
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	535	558,619
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	380	397,098
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	575	573,775
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	300	315,285
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(b)	382	386,227
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	520	549,517
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	695	742,122
5.94%, 02/07/39, (5-year CMT + 1.80%)(b)	430	452,606
5.95%, 01/19/38, (5-year CMT + 2.43%)(b)	509	536,938
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	50	51,804
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	410	450,646
6.38%, 07/24/42	826	922,192
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	185	207,528
7.25%, 04/01/32(a)	794	919,288
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	305	303,407
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(b)	250	250,873
4.50%, 10/10/29	2,566	2,606,513
5.60%, 12/18/28	3,997	4,170,572
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	261	243,019
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	301	297,847
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	509	512,889
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	679	690,797
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	200	204,849
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	990	1,015,186
75
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	$200	$206,180
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	580	593,571
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	215	228,562
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	270	281,240
5.91%, 03/03/47, (1-year CMT + 1.30%)(b)	200	198,678
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	596	628,432
Northern Trust Corp.
3.15%, 05/03/29	1,286	1,262,022
3.65%, 08/03/28	529	528,975
PNC Bank N.A.
3.10%, 10/25/27	661	653,789
4.05%, 07/26/28	189	189,202
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	250	251,638
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	221	209,502
3.15%, 05/19/27	577	572,628
3.45%, 04/23/29	334	330,472
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	246	245,457
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	255	261,806
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	435	448,786
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	240	248,598
5.40%, 07/23/35, (1-day SOFR + 1.60%)(b)	650	676,952
5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	210	212,049
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	454	470,133
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	340	358,122
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	405	429,433
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	255	275,335
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	855	928,065
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	460	522,180
Regions Banks, 6.45%, 06/26/37	253	277,084
Regions Financial Corp.
1.80%, 08/12/28	210	199,114
7.38%, 12/10/37(a)	122	142,612
Royal Bank of Canada
2.30%, 11/03/31(a)	320	292,114
3.88%, 05/04/32	155	152,238
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	300	300,345
4.24%, 08/03/27	255	256,637
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	300	301,784
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	150	153,231
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(b)	150	151,337
4.90%, 01/12/28(a)	486	496,237
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	30	30,847
5.00%, 02/01/33	620	642,958
5.00%, 05/02/33	560	581,100
5.15%, 02/01/34	417	438,831
5.20%, 08/01/28	405	417,289
6.00%, 11/01/27	350	362,389
Santander Holdings USA, Inc.
4.40%, 07/13/27	1,132	1,133,772
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	155	159,460
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	155	158,416
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(b)	325	337,980
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	276	288,053
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	465	500,951
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	157	163,504
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	37	38,664
7.66%, 11/09/31, (1-day SOFR + 3.28%)(b)	400	451,455
Security	Par (000)	Value
Banks (continued)
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(b)	$262	$243,204
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	415	413,169
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(b)	200	200,656
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	115	117,050
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(b)	430	430,317
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	125	131,158
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	270	281,643
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	10	9,098
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(b)	498	501,243
4.54%, 04/24/28, (1-day SOFR + 0.95%)(b)	40	40,290
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	110	112,400
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	765	763,721
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	125	127,437
4.83%, 04/24/30	145	149,405
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	480	494,058
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	45	46,695
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	40	43,413
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	745	664,099
1.90%, 09/17/28	565	536,867
2.13%, 07/08/30	950	874,251
2.22%, 09/17/31	370	332,303
2.47%, 01/14/29	35	33,630
2.72%, 09/27/29	145	138,648
2.75%, 01/15/30	805	766,684
3.04%, 07/16/29	1,057	1,023,327
3.35%, 10/18/27	305	303,281
3.36%, 07/12/27(a)	205	203,809
3.54%, 01/17/28	631	627,460
3.94%, 07/19/28	91	91,212
4.11%, 01/15/29	200	200,804
4.31%, 10/16/28(a)	698	704,863
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	200	202,093
5.05%, 01/15/37, (1-day SOFR + 1.22%)(b)	430	435,043
5.24%, 04/15/30	200	208,706
5.25%, 07/08/36, (1-day SOFR + 1.50%)(b)	60	62,073
5.32%, 07/09/29	190	197,576
5.33%, 03/03/41, (5-year CMT + 1.30%)(b)	175	175,757
5.42%, 07/09/31	820	863,669
5.45%, 01/15/32	200	211,257
5.56%, 07/09/34	1,205	1,275,151
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	200	203,796
5.63%, 01/15/35	220	234,855
5.71%, 01/13/30	30	31,718
5.77%, 01/13/33	615	659,832
5.78%, 07/13/33	375	403,811
5.81%, 09/14/33	465	501,646
5.85%, 07/13/30	325	346,802
Synchrony Bank, 5.63%, 08/23/27	1,305	1,329,390
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	576	519,432
2.45%, 01/12/32	121	109,740
3.20%, 03/10/32	300	282,574
4.41%, 01/13/31	50	50,592
4.46%, 06/08/32(a)	362	364,700
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.57%, 06/02/28	$200	$202,766
4.78%, 12/17/29(a)	150	154,332
4.93%, 10/15/35	100	100,863
4.99%, 04/05/29	351	361,346
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	154	157,180
5.16%, 01/10/28	255	260,759
5.52%, 07/17/28	320	331,528
Truist Bank, 2.25%, 03/11/30	60	55,453
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	115	109,845
1.95%, 06/05/30	135	123,964
3.88%, 03/19/29(a)	225	223,714
4.92%, 07/28/33, (1-day SOFR + 2.24%)(b)	696	701,922
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	135	138,417
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	292	309,166
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	325	347,713
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	20	21,692
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	60	64,546
U.S. Bancorp
1.38%, 07/22/30	130	116,251
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	421	372,619
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	480	436,681
3.90%, 04/26/28	146	146,524
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	125	126,428
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	315	317,617
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	325	329,227
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	315	319,545
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	645	656,392
5.03%, 01/26/37, (1-day SOFR + 1.10%)(b)	125	126,204
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(b)	220	230,747
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	110	116,878
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(b)	200	215,488
UBS AG/London, 5.65%, 09/11/28	1,070	1,115,643
UBS AG/Stamford CT, 7.50%, 02/15/28	145	155,296
Webster Financial Corp., 4.10%, 03/25/29(a)	462	459,951
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	225	211,752
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	712	555,364
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	317	297,682
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	430	427,714
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(b)	360	358,125
3.90%, 05/01/45	207	169,209
4.30%, 07/22/27	679	681,498
4.40%, 06/14/46	260	218,701
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	1,228	1,058,237
4.65%, 11/04/44	437	384,084
4.75%, 12/07/46	273	241,459
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	660	666,980
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	865	881,958
4.90%, 11/17/45	579	521,451
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	1,403	1,282,750
5.38%, 11/02/43	167	162,983
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	190	197,906
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	101	105,739
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(b)	290	304,994
5.61%, 01/15/44	497	494,473
5.95%, 12/01/86	955	1,011,702
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	300	333,079
Security	Par (000)	Value
Banks (continued)
Series B, 7.95%, 11/15/29	$422	$475,816
Westpac Banking Corp.
2.65%, 01/16/30	271	259,426
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	482	442,820
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	676	618,939
3.35%, 03/08/27	1,278	1,274,018
3.40%, 01/25/28	513	510,744
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	308	305,350
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	645	675,168
Wintrust Financial Corp., 4.85%, 06/06/29	119	118,963
		276,530,824
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,552	1,555,268
4.90%, 02/01/46	2,020	1,899,523
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	30	25,756
4.63%, 02/01/44	226	208,043
4.70%, 02/01/36(a)	960	963,464
4.90%, 02/01/46	212	198,253
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	711	700,646
3.75%, 07/15/42	30	25,187
4.38%, 04/15/38	186	178,937
4.44%, 10/06/48	542	475,392
4.50%, 06/01/50(a)	215	199,154
4.60%, 04/15/48(a)	240	215,830
4.75%, 01/23/29	950	972,513
4.75%, 04/15/58	364	324,546
4.90%, 01/23/31	334	347,821
4.95%, 01/15/42	539	523,283
5.00%, 06/15/34	80	83,237
5.45%, 01/23/39	519	544,181
5.55%, 01/23/49	854	859,280
5.80%, 01/23/59(a)	389	403,694
5.88%, 06/15/35	351	386,439
8.00%, 11/15/39	185	239,658
8.20%, 01/15/39	376	489,864
Brown-Forman Corp.
4.00%, 04/15/38	19	17,459
4.50%, 07/15/45	64	57,012
Coca-Cola Co.(The)
1.38%, 03/15/31	1,192	1,057,281
1.65%, 06/01/30	517	473,677
2.00%, 03/05/31	240	219,879
2.13%, 09/06/29	212	201,342
2.25%, 01/05/32	1,982	1,806,512
2.50%, 06/01/40	108	81,947
2.50%, 03/15/51	396	243,673
2.60%, 06/01/50	344	218,305
2.75%, 06/01/60	448	267,942
2.90%, 05/25/27	535	530,597
3.00%, 03/05/51(a)	482	328,181
3.45%, 03/25/30	448	442,902
4.20%, 03/25/50	388	333,287
4.65%, 08/14/34(a)	230	237,770
5.00%, 05/13/34	120	126,292
5.20%, 01/14/55(a)	253	247,937
5.40%, 05/13/64	90	89,006
77
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	$103	$88,415
2.75%, 01/22/30	55	52,506
5.25%, 11/26/43	205	207,102
Constellation Brands, Inc.
2.88%, 05/01/30	10	9,501
3.15%, 08/01/29	80	77,769
3.60%, 02/15/28	40	39,752
3.75%, 05/01/50(a)	142	107,068
4.10%, 02/15/48	110	88,598
4.50%, 05/09/47	166	142,696
5.25%, 11/15/48(a)	55	51,792
Diageo Capital PLC
2.00%, 04/29/30	2,247	2,069,783
2.13%, 04/29/32	1,135	999,746
2.38%, 10/24/29	1,911	1,809,475
3.88%, 05/18/28	2,930	2,935,784
5.30%, 10/24/27	455	465,693
5.63%, 10/05/33	218	233,667
5.88%, 09/30/36	465	507,909
Diageo Investment Corp.
4.25%, 05/11/42	120	106,444
5.13%, 08/15/30	260	270,599
5.63%, 04/15/35	365	388,222
7.45%, 04/15/35	1,635	1,981,754
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	170	128,829
4.38%, 05/10/43	20	18,025
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	10	9,572
3.35%, 03/15/51	145	98,339
3.80%, 05/01/50	229	168,948
4.05%, 04/15/32	353	343,296
4.42%, 12/15/46	171	142,163
4.50%, 11/15/45	156	133,306
4.50%, 04/15/52(a)	315	260,403
4.60%, 05/25/28	665	671,582
4.60%, 05/15/30	50	50,489
5.09%, 05/25/48	138	125,579
5.15%, 05/15/35	50	50,633
Molson Coors Beverage Co.
4.20%, 07/15/46	633	514,365
5.00%, 05/01/42	418	391,529
PepsiCo, Inc.
1.63%, 05/01/30	214	195,649
2.63%, 07/29/29(a)	1,243	1,198,096
2.75%, 10/21/51(a)	115	74,057
2.88%, 10/15/49(a)	140	94,425
3.38%, 07/29/49	165	121,937
3.50%, 03/19/40	108	93,123
3.63%, 03/19/50	285	219,691
3.88%, 03/19/60	95	73,572
4.00%, 03/05/42	115	100,989
4.00%, 05/02/47	103	86,312
4.45%, 04/14/46(a)	307	278,030
4.80%, 07/17/34	100	103,396
4.88%, 11/01/40	224	223,986
5.25%, 07/17/54(a)	50	49,645
5.50%, 01/15/40	134	142,612
7.00%, 03/01/29	29	31,680
		37,629,503
Security	Par (000)	Value
Biotechnology — 1.5%
Amgen, Inc.
2.30%, 02/25/31	$79	$72,604
2.45%, 02/21/30	1,095	1,032,779
2.77%, 09/01/53	475	289,519
3.00%, 01/15/52(a)	436	291,002
3.15%, 02/21/40	10	8,033
3.20%, 11/02/27	807	799,291
3.38%, 02/21/50	300	218,315
4.20%, 03/01/33	320	315,932
4.20%, 02/22/52	159	128,582
4.40%, 05/01/45	631	551,081
4.40%, 02/22/62	402	321,289
4.56%, 06/15/48	439	383,022
4.66%, 06/15/51	915	799,748
4.88%, 03/01/53	87	77,567
4.95%, 10/01/41	192	184,421
5.15%, 11/15/41	267	261,748
5.25%, 03/02/33	1,080	1,130,294
5.65%, 06/15/42	50	51,706
5.65%, 03/02/53	730	728,551
5.75%, 03/15/40(a)	134	141,999
5.75%, 03/02/63	599	592,792
6.38%, 06/01/37	170	191,266
6.40%, 02/01/39	213	238,442
Baxalta, Inc., 5.25%, 06/23/45	170	165,398
Biogen, Inc.
2.25%, 05/01/30	195	180,831
3.15%, 05/01/50	366	240,820
3.25%, 02/15/51	156	103,478
5.05%, 01/15/31	60	62,234
5.20%, 09/15/45	665	623,219
5.75%, 05/15/35	85	90,606
6.45%, 05/15/55	85	90,833
Gilead Sciences, Inc.
1.20%, 10/01/27	1,071	1,030,144
1.65%, 10/01/30	1,250	1,130,067
2.80%, 10/01/50	354	227,218
2.95%, 03/01/27	1,197	1,188,335
4.00%, 09/01/36	370	348,778
4.15%, 03/01/47	525	440,752
4.50%, 02/01/45	379	338,580
4.60%, 09/01/35(a)	620	619,146
4.75%, 03/01/46	678	620,723
4.80%, 11/15/29	300	309,163
4.80%, 04/01/44	506	473,341
5.10%, 06/15/35	830	858,829
5.25%, 10/15/33	885	933,943
5.50%, 11/15/54	155	154,427
5.60%, 11/15/64	145	145,282
5.65%, 12/01/41	342	358,230
Illumina, Inc., 2.55%, 03/23/31	175	160,545
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	241	149,196
Royalty Pharma PLC
3.30%, 09/02/40	125	98,682
3.35%, 09/02/51	167	112,982
3.55%, 09/02/50	349	246,907
5.40%, 09/02/34	65	67,205
5.90%, 09/02/54	140	140,550
5.95%, 09/25/55	115	116,220
		20,636,647
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 2.2%
Carlisle Companies, Inc.
2.75%, 03/01/30	$242	$229,665
3.75%, 12/01/27	31	30,901
Carrier Global Corp.
2.70%, 02/15/31	576	539,079
2.72%, 02/15/30	320	304,077
3.38%, 04/05/40	246	201,444
3.58%, 04/05/50	568	425,504
5.90%, 03/15/34	618	667,939
6.20%, 03/15/54(a)	80	87,952
CRH America Finance, Inc.
4.40%, 02/09/31	330	332,342
5.00%, 02/09/36	855	865,292
5.40%, 05/21/34	2,513	2,626,270
5.50%, 01/09/35	630	662,733
5.60%, 02/09/56	185	184,973
5.88%, 01/09/55	30	31,121
CRH SMW Finance DAC
5.13%, 01/09/30	1,335	1,381,786
5.20%, 05/21/29(a)	2,805	2,905,439
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	503	487,256
4.00%, 03/25/32	1,212	1,177,357
4.50%, 03/25/52(a)	254	206,502
5.88%, 06/01/33(a)	1,247	1,334,180
Johnson Controls International PLC
4.95%, 07/02/64(c)	30	26,737
6.00%, 01/15/36	770	841,115
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,455	2,220,901
2.00%, 09/16/31	1,156	1,030,323
4.90%, 12/01/32	30	30,826
Lennox International, Inc.
1.70%, 08/01/27	1,167	1,131,224
5.50%, 09/15/28	700	724,205
Martin Marietta Materials, Inc.
3.20%, 07/15/51	323	219,281
3.45%, 06/01/27	81	80,565
3.50%, 12/15/27	75	74,501
4.25%, 12/15/47	160	134,182
5.15%, 12/01/34	50	51,580
5.50%, 12/01/54	485	475,870
Series CB, 2.50%, 03/15/30	128	120,617
Masco Corp.
3.13%, 02/15/51	60	40,306
3.50%, 11/15/27(a)	193	191,770
4.50%, 05/15/47(a)	105	91,003
Mohawk Industries, Inc., 3.63%, 05/15/30	5	4,891
Owens Corning
3.95%, 08/15/29	490	488,234
4.30%, 07/15/47	167	138,444
4.40%, 01/30/48	134	113,424
5.50%, 06/15/27	45	45,826
5.70%, 06/15/34(a)	155	164,355
5.95%, 06/15/54(a)	370	382,546
7.00%, 12/01/36	293	336,782
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,373	1,373,477
5.10%, 06/13/34	835	870,101
5.25%, 03/03/33	1,250	1,315,123
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Holdco, Inc.
3.75%, 08/21/28(a)	$2,838	$2,843,908
4.30%, 02/21/48	162	140,647
5.75%, 06/15/43	286	304,340
Vulcan Materials Co.
3.90%, 04/01/27	75	74,973
4.50%, 06/15/47	112	97,552
4.70%, 03/01/48	39	34,924
4.95%, 12/01/29	50	51,528
5.35%, 12/01/34	50	52,120
5.70%, 12/01/54(a)	125	125,805
		31,125,818
Chemicals — 1.1%
Albemarle Corp., 5.45%, 12/01/44	135	127,077
Cabot Corp., 4.00%, 07/01/29(a)	65	64,978
CF Industries, Inc.
4.95%, 06/01/43	110	100,911
5.38%, 03/15/44	176	168,206
Dow Chemical Co.(The)
3.60%, 11/15/50	212	138,734
4.25%, 10/01/34	241	222,812
4.38%, 11/15/42	225	177,930
4.63%, 10/01/44	108	87,197
4.80%, 11/30/28(a)	95	96,545
4.80%, 01/15/31	75	74,839
4.80%, 05/15/49(a)	172	134,159
5.15%, 02/15/34(a)	390	388,338
5.25%, 11/15/41	164	147,216
5.35%, 03/15/35(a)	75	74,522
5.55%, 11/30/48	260	227,585
5.60%, 02/15/54(a)	60	51,882
5.65%, 03/15/36(a)	125	125,174
6.30%, 03/15/33(a)	298	316,876
6.90%, 05/15/53(a)	65	66,632
9.40%, 05/15/39	294	377,706
DuPont de Nemours, Inc.
4.73%, 11/15/28(d)	282	285,851
5.32%, 11/15/38	418	423,372
5.42%, 11/15/48	304	290,185
Eastman Chemical Co.
4.50%, 12/01/28	25	25,286
4.65%, 10/15/44(a)	185	160,218
4.80%, 09/01/42	154	139,854
Ecolab, Inc.
1.30%, 01/30/31	787	692,830
2.13%, 02/01/32(a)	90	80,706
2.13%, 08/15/50	80	45,057
2.70%, 12/15/51(a)	181	113,531
3.25%, 12/01/27	2,222	2,208,661
4.30%, 06/15/28	30	30,354
4.80%, 03/24/30	1,125	1,158,838
5.00%, 09/01/35	180	185,892
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	254	211,070
4.45%, 09/26/28	291	293,123
5.00%, 09/26/48(a)	118	106,570
LYB International Finance BV
4.88%, 03/15/44	205	171,792
5.25%, 07/15/43	230	201,544
LYB International Finance III LLC
3.63%, 04/01/51(a)	219	143,114
79
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.80%, 10/01/60(a)	$427	$270,680
4.20%, 10/15/49	262	190,022
4.20%, 05/01/50	273	196,877
5.50%, 03/01/34(a)	165	166,171
5.63%, 05/15/33	486	496,323
LyondellBasell Industries NV, 4.63%, 02/26/55	391	301,812
Mosaic Co.(The)
4.05%, 11/15/27	140	140,136
4.88%, 11/15/41(a)	45	41,388
5.45%, 11/15/33(a)	372	386,284
5.63%, 11/15/43(a)	110	107,615
Nutrien Ltd.
3.95%, 05/13/50	125	97,492
4.13%, 03/15/35	567	533,884
4.20%, 04/01/29	98	98,379
4.90%, 06/01/43	92	84,991
5.00%, 04/01/49	128	116,943
5.25%, 01/15/45	231	222,175
5.40%, 06/21/34(a)	190	198,184
5.63%, 12/01/40	67	68,270
5.80%, 03/27/53(a)	174	177,388
5.88%, 12/01/36	123	130,867
6.13%, 01/15/41	65	69,501
PPG Industries, Inc.
2.80%, 08/15/29	72	69,552
3.75%, 03/15/28(a)	56	55,901
4.38%, 03/15/31	150	150,737
RPM International, Inc.
4.25%, 01/15/48	19	15,828
4.55%, 03/01/29	51	51,776
5.25%, 06/01/45	62	60,357
Sherwin-Williams Co.(The)
2.30%, 05/15/30(a)	180	167,306
2.95%, 08/15/29	62	59,904
3.30%, 05/15/50(a)	85	59,356
3.45%, 06/01/27	85	84,593
3.80%, 08/15/49	106	80,747
4.00%, 12/15/42	65	54,551
4.50%, 06/01/47	553	477,990
4.55%, 08/01/45	172	151,350
5.15%, 08/15/35	75	77,069
Westlake Corp.
3.38%, 08/15/61	130	79,038
5.00%, 08/15/46	33	28,981
		15,957,585
Commercial Services — 1.3%
Automatic Data Processing, Inc.
1.25%, 09/01/30	4,074	3,636,002
1.70%, 05/15/28	4,758	4,557,879
4.45%, 09/09/34	50	49,916
4.75%, 05/08/32	185	190,883
Block Financial LLC, 3.88%, 08/15/30(a)	274	260,751
Global Payments, Inc.
5.40%, 08/15/32	105	106,889
5.95%, 08/15/52(a)	144	137,106
Moody's Corp.
3.10%, 11/29/61	195	120,793
3.25%, 01/15/28(a)	82	81,064
3.25%, 05/20/50	124	85,997
4.25%, 02/01/29	200	202,053
4.25%, 08/08/32	170	169,515
Security	Par (000)	Value
Commercial Services (continued)
4.88%, 12/17/48	$214	$192,520
5.25%, 07/15/44	32	31,388
PayPal Holdings, Inc.
2.30%, 06/01/30	232	216,751
2.85%, 10/01/29	180	173,572
3.25%, 06/01/50	291	202,075
5.05%, 06/01/52	81	72,566
5.25%, 06/01/62(a)	199	181,913
Quanta Services, Inc.
2.35%, 01/15/32	490	437,673
2.90%, 10/01/30	619	585,152
3.05%, 10/01/41	181	138,138
4.75%, 08/09/27	75	75,807
5.25%, 08/09/34	75	77,709
RELX Capital, Inc.
3.00%, 05/22/30	2,424	2,314,073
4.00%, 03/18/29	2,152	2,149,996
4.75%, 03/27/30	95	96,931
5.25%, 03/27/35	275	283,045
S&P Global, Inc.
2.30%, 08/15/60(a)	730	375,464
2.50%, 12/01/29	165	156,744
3.25%, 12/01/49	438	310,354
3.90%, 03/01/62	95	71,673
4.25%, 01/15/31(d)	110	110,375
4.80%, 12/04/35(a)(d)	60	60,109
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	730	676,311
		18,589,187
Computers — 1.7%
Apple, Inc.
2.40%, 08/20/50	417	250,603
2.55%, 08/20/60	1,480	832,198
2.65%, 05/11/50	346	219,925
2.65%, 02/08/51	360	226,533
2.70%, 08/05/51	497	315,238
2.80%, 02/08/61	364	216,688
2.85%, 08/05/61	428	257,328
2.95%, 09/11/49	306	209,092
3.35%, 08/08/32	210	203,506
3.45%, 02/09/45	323	255,197
3.75%, 09/12/47	170	136,402
3.75%, 11/13/47	82	65,819
3.85%, 05/04/43(a)	256	219,471
3.85%, 08/04/46	588	484,333
3.95%, 08/08/52	568	456,988
4.10%, 08/08/62	425	338,455
4.25%, 02/09/47	322	279,866
4.38%, 05/13/45	225	203,230
4.50%, 02/23/36(a)	141	144,256
4.65%, 02/23/46	1,055	982,619
Dell International LLC/EMC Corp.
5.40%, 04/15/34	35	36,245
8.10%, 07/15/36	227	275,659
8.35%, 07/15/46(a)	249	318,605
Dell, Inc., 6.50%, 04/15/38	245	266,113
DXC Technology Co., 2.38%, 09/15/28(a)	65	61,301
Gartner, Inc.
4.95%, 03/20/31	520	512,742
5.60%, 11/20/35	525	502,865
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Hewlett Packard Enterprise Co.
4.05%, 09/15/27(a)	$225	$225,374
4.15%, 09/15/28	225	225,504
4.40%, 09/25/27	642	645,779
4.40%, 10/15/30	405	405,532
4.55%, 10/15/29	1,000	1,012,103
4.85%, 10/15/31	574	582,206
5.00%, 10/15/34	670	662,596
5.25%, 07/01/28	759	779,074
5.60%, 10/15/54(a)	325	299,055
6.20%, 10/15/35(a)	530	574,291
HP, Inc.
4.20%, 04/15/32(a)	440	426,775
5.40%, 04/25/30	75	77,747
5.50%, 01/15/33(a)	425	436,627
6.00%, 09/15/41(a)	506	506,907
6.10%, 04/25/35(a)	70	74,795
IBM International Capital Pte Ltd.
4.90%, 02/05/34	147	148,799
5.30%, 02/05/54	245	228,247
International Business Machines Corp.
2.95%, 05/15/50	238	153,671
3.50%, 05/15/29	1,238	1,219,873
4.00%, 02/03/29	200	200,713
4.00%, 06/20/42	180	151,543
4.15%, 05/15/39	179	160,506
4.25%, 05/15/49	575	464,728
4.30%, 02/03/31	200	201,146
4.60%, 02/03/33	200	201,556
4.70%, 02/19/46	159	141,211
4.75%, 02/06/33(a)	275	279,975
4.90%, 07/27/52	95	83,823
4.95%, 02/03/36(a)	300	299,373
5.10%, 02/06/53	90	81,664
5.60%, 11/30/39(a)	191	198,583
5.70%, 02/10/55	180	177,286
5.80%, 02/03/56	215	215,252
5.88%, 11/29/32(a)	363	393,362
6.22%, 08/01/27	314	324,519
6.50%, 01/15/28(a)	157	164,540
7.13%, 12/01/96	97	113,626
Kyndryl Holdings, Inc., 3.15%, 10/15/31	25	21,157
Leidos, Inc.
2.30%, 02/15/31	215	195,218
4.38%, 05/15/30	656	658,160
5.00%, 03/15/36	100	99,768
NetApp, Inc.
2.70%, 06/22/30(a)	1,760	1,650,640
5.50%, 03/17/32	535	557,599
5.70%, 03/17/35	465	484,542
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	75	70,270
		24,546,992
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	642	517,603
4.00%, 08/15/45(a)	321	281,131
Estee Lauder Companies, Inc.(The)
2.38%, 12/01/29	73	68,861
3.13%, 12/01/49	203	138,540
4.15%, 03/15/47	121	99,176
4.38%, 06/15/45	94	81,048
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
6.00%, 05/15/37(a)	$69	$76,186
Kenvue, Inc.
4.85%, 05/22/32	75	77,541
5.05%, 03/22/53(a)	80	74,550
5.20%, 03/22/63	588	546,080
Procter & Gamble Co.(The)
2.80%, 03/25/27	90	89,209
2.85%, 08/11/27	1,291	1,279,251
3.00%, 03/25/30	65	63,172
3.50%, 10/25/47(a)	180	142,983
3.55%, 03/25/40	25	22,049
3.60%, 03/25/50(a)	30	23,571
4.10%, 11/03/32(a)	75	75,416
4.35%, 11/03/35	75	74,706
4.60%, 05/01/35	225	229,797
5.55%, 03/05/37	465	509,372
5.80%, 08/15/34	204	225,776
Unilever Capital Corp.
1.38%, 09/14/30(a)	395	356,584
1.75%, 08/12/31	1,035	922,116
2.13%, 09/06/29	355	336,417
3.50%, 03/22/28	490	488,543
4.63%, 08/12/34	100	101,585
5.00%, 12/08/33	481	504,588
5.90%, 11/15/32	611	674,798
Series 30Y, 2.63%, 08/12/51	389	247,741
		8,328,390
Distribution & Wholesale — 0.5%
LKQ Corp.
5.75%, 06/15/28	1,815	1,864,185
6.25%, 06/15/33	1,930	2,045,628
WW Grainger, Inc.
3.75%, 05/15/46	354	288,461
4.20%, 05/15/47	216	186,543
4.45%, 09/15/34(a)	1,739	1,743,859
4.60%, 06/15/45	358	330,623
		6,459,299
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	709	689,431
3.30%, 01/30/32	1,056	986,452
3.40%, 10/29/33	704	642,342
3.65%, 07/21/27	290	288,884
3.85%, 10/29/41	372	309,407
3.88%, 01/23/28	527	525,684
4.63%, 10/15/27	326	328,949
4.95%, 09/10/34	87	87,204
5.30%, 01/19/34	419	431,103
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	50	51,811
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	581	613,045
Air Lease Corp.
2.88%, 01/15/32	246	223,113
3.00%, 02/01/30	139	131,591
3.13%, 12/01/30	55	51,644
3.25%, 10/01/29(a)	167	161,107
3.63%, 04/01/27	251	249,942
3.63%, 12/01/27	253	251,277
4.63%, 10/01/28	228	229,878
81
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial, Inc.
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	$95	$100,472
8.00%, 11/01/31	827	938,680
American Express Co.
4.05%, 12/03/42	355	309,788
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	455	459,058
4.42%, 08/03/33, (1-day SOFR + 1.76%)(b)	202	201,702
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	145	146,429
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	225	222,879
4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	250	255,653
4.99%, 05/26/33, (1-day SOFR + 2.26%)(b)	75	76,572
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)(b)	425	438,450
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	195	200,107
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	610	632,462
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	245	255,233
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	115	120,128
5.63%, 07/28/34, (1-day SOFR + 1.93%)(b)	402	421,720
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	335	354,556
5.92%, 04/25/35, (1-day SOFR + 1.63%)(b)	475	507,326
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	290	317,430
American Express Credit Corp., 3.30%, 05/03/27	785	780,726
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(b)	40	38,447
Brookfield Capital Finance LLC, 6.09%, 06/14/33	557	590,980
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	599	528,394
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	284	192,171
Brookfield Finance, Inc.
3.50%, 03/30/51	243	166,681
3.63%, 02/15/52	145	101,181
3.90%, 01/25/28	391	390,281
4.35%, 04/15/30	39	39,030
4.70%, 09/20/47	234	200,785
4.85%, 03/29/29	322	327,644
5.33%, 01/15/36(a)	90	89,771
5.68%, 01/15/35	466	480,848
5.97%, 03/04/54	175	174,242
6.35%, 01/05/34(a)	435	471,306
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(b)	442	389,520
2.62%, 11/02/32, (1-day SOFR + 1.27%)(b)	220	199,320
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	70	68,273
3.80%, 01/31/28	530	528,314
4.72%, 01/30/32, (1-day SOFR + 1.15%)(b)	125	125,966
4.93%, 05/10/28, (1-day SOFR + 2.06%)(b)	235	237,325
5.20%, 09/11/36, (1-day SOFR + 1.63%)(b)	200	199,517
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	200	206,468
5.27%, 05/10/33, (1-day SOFR + 2.37%)(b)	540	553,696
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)(b)	125	126,100
5.82%, 02/01/34, (1-day SOFR + 2.60%)(b)	165	174,122
5.88%, 07/26/35, (1-day SOFR + 1.99%)(b)	185	194,875
6.18%, 01/30/36, (1-day SOFR + 2.04%)(b)	135	140,405
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	170	177,756
6.38%, 06/08/34, (1-day SOFR + 2.86%)(b)	385	417,478
6.70%, 11/29/32	424	471,545
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	95	107,323
7.96%, 11/02/34, (1-day SOFR + 3.37%)(b)	690	812,016
Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets, Inc.
1.63%, 12/15/30	$50	$44,699
3.00%, 03/16/32	567	530,119
Charles Schwab Corp.(The)
1.95%, 12/01/31(a)	230	203,785
2.00%, 03/20/28	175	168,996
2.30%, 05/13/31	155	141,692
2.90%, 03/03/32	430	397,293
3.20%, 01/25/28	89	88,234
3.25%, 05/22/29	5	4,916
4.00%, 02/01/29(a)	50	50,339
4.63%, 03/22/30	105	107,997
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	60	64,419
6.14%, 08/24/34, (1-day SOFR + 2.01%)(b)	230	251,002
CME Group, Inc.
2.65%, 03/15/32	20	18,494
3.75%, 06/15/28	99	99,053
5.30%, 09/15/43	45	45,987
Eaton Vance Corp., 3.50%, 04/06/27	175	174,469
Franklin Resources, Inc., 2.95%, 08/12/51	35	22,512
Intercontinental Exchange, Inc.
1.85%, 09/15/32	145	124,878
2.65%, 09/15/40	107	79,916
3.00%, 06/15/50	457	301,570
3.00%, 09/15/60	843	504,934
3.10%, 09/15/27	65	64,355
3.75%, 09/21/28	155	154,456
3.95%, 12/01/28	70	70,159
4.20%, 03/15/31	75	75,492
4.25%, 09/21/48	356	296,958
4.60%, 03/15/33(a)	185	187,623
4.95%, 06/15/52(a)	285	260,300
5.20%, 06/15/62	350	324,131
Invesco Finance PLC, 5.38%, 11/30/43	186	182,812
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	1,305	1,323,605
Jefferies Financial Group, Inc.
2.63%, 10/15/31	15	13,330
4.15%, 01/23/30	52	51,228
6.25%, 01/15/36	93	97,230
6.50%, 01/20/43	80	81,493
Lazard Group LLC
5.63%, 08/01/35	320	331,273
6.00%, 03/15/31	20	21,311
Legg Mason, Inc., 5.63%, 01/15/44	282	281,882
LPL Holdings, Inc.
5.65%, 03/15/35	240	243,844
5.75%, 06/15/35	620	633,087
Mastercard, Inc.
2.95%, 06/01/29	70	68,179
2.95%, 03/15/51(a)	173	115,070
3.35%, 03/26/30	65	63,862
3.65%, 06/01/49	429	330,421
3.80%, 11/21/46	121	98,132
3.85%, 03/26/50	326	257,935
3.95%, 02/26/48	208	169,253
4.55%, 01/15/35(a)	240	241,563
4.88%, 05/09/34	175	180,396
4.95%, 03/15/32	150	156,654
Nasdaq, Inc.
1.65%, 01/15/31(a)	240	214,229
Schedule of Investments
82

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 04/28/50(a)	$229	$156,551
3.95%, 03/07/52	215	163,230
5.35%, 06/28/28	438	450,720
5.55%, 02/15/34	673	709,082
5.95%, 08/15/53(a)	104	107,814
6.10%, 06/28/63	146	151,576
Nomura Holdings, Inc.
2.17%, 07/14/28	735	703,231
2.61%, 07/14/31	657	599,317
2.68%, 07/16/30	407	380,478
2.71%, 01/22/29	306	294,334
3.00%, 01/22/32	200	184,458
3.10%, 01/16/30	740	709,614
4.90%, 07/01/30	200	204,560
5.39%, 07/06/27	200	203,448
5.49%, 06/29/35	200	208,454
5.61%, 07/06/29	70	73,113
5.78%, 07/03/34	235	249,703
5.84%, 01/18/28	245	252,747
6.07%, 07/12/28	210	219,289
6.09%, 07/12/33	200	217,133
6.18%, 01/18/33	200	217,587
ORIX Corp.
2.25%, 03/09/31	74	67,444
3.70%, 07/18/27	61	60,851
4.00%, 04/13/32	225	221,589
5.20%, 09/13/32	145	151,666
5.40%, 02/25/35	75	78,334
Raymond James Financial, Inc.
3.75%, 04/01/51	185	136,918
4.65%, 04/01/30	342	349,826
4.90%, 09/11/35	45	44,886
4.95%, 07/15/46	264	243,054
5.65%, 09/11/55	70	68,312
Synchrony Financial
2.88%, 10/28/31	259	232,423
3.95%, 12/01/27	907	903,097
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	50	49,670
5.15%, 03/19/29	629	639,215
5.94%, 08/02/30, (1-day SOFR + 2.13%)(b)	235	243,873
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	575	585,872
UBS Americas, Inc., 7.13%, 07/15/32(a)	655	754,837
Visa, Inc.
2.00%, 08/15/50(a)	307	168,960
3.65%, 09/15/47(a)	253	200,163
3.80%, 02/12/29	150	150,751
4.10%, 02/12/31	150	151,744
4.15%, 12/14/35(a)	598	585,467
4.30%, 12/14/45	658	579,328
4.40%, 02/12/33	150	151,661
4.70%, 02/12/36	150	151,516
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	195	187,593
Western Union Co. (The), 6.20%, 11/17/36(a)	299	310,927
		45,855,998
Electric — 8.3%
AEP Texas, Inc.
3.45%, 05/15/51	654	450,796
4.70%, 05/15/32	416	420,868
5.25%, 05/15/52	435	401,049
5.40%, 06/01/33	727	756,212
Security	Par (000)	Value
Electric (continued)
5.70%, 05/15/34	$497	$525,898
5.85%, 10/15/55	260	259,526
Series G, 4.15%, 05/01/49	115	90,182
Series H, 3.45%, 01/15/50	202	141,306
Atlantic City Electric Co., 2.30%, 03/15/31	55	50,541
Avangrid, Inc., 3.80%, 06/01/29	4,905	4,867,077
Avista Corp.
4.00%, 04/01/52	888	690,561
4.35%, 06/01/48	560	470,720
Baltimore Gas and Electric Co.
3.20%, 09/15/49	619	426,210
3.50%, 08/15/46	474	358,549
3.75%, 08/15/47	408	317,304
4.25%, 09/15/48	346	290,080
5.40%, 06/01/53	87	84,837
5.45%, 06/01/35(a)	285	299,325
5.65%, 06/01/54	370	372,894
6.35%, 10/01/36	185	207,155
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	337	272,997
3.60%, 03/01/52	600	447,516
3.95%, 03/01/48	289	233,678
4.50%, 04/01/44	201	179,547
5.30%, 04/01/53	105	101,868
Series AC, 4.25%, 02/01/49	100	84,566
Series AD, 2.90%, 07/01/50	190	124,563
Series AF, 3.35%, 04/01/51	345	245,648
Series AQ, 4.95%, 08/15/35	25	25,398
Series AR, 4.85%, 04/01/36	50	50,179
Series K2, 6.95%, 03/15/33	98	111,918
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	545	578,972
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	535	499,059
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	645	638,207
6.50%, 06/01/55, (5-year CMT + 1.96%)(b)	235	244,904
Commonwealth Edison Co.
2.20%, 03/01/30	1,162	1,086,486
3.00%, 03/01/50	400	265,670
3.65%, 06/15/46	239	186,080
3.70%, 08/15/28(a)	261	260,658
3.70%, 03/01/45	214	170,496
3.80%, 10/01/42	190	156,509
4.00%, 03/01/48	377	305,984
4.00%, 03/01/49	305	245,010
4.35%, 11/15/45	177	153,669
4.60%, 08/15/43	60	54,508
4.70%, 01/15/44	128	117,053
5.30%, 06/01/34	60	63,119
5.65%, 06/01/54	123	123,956
5.90%, 03/15/36	388	422,696
5.95%, 06/01/55	275	287,198
6.45%, 01/15/38	169	191,102
Series 122, 2.95%, 08/15/27(a)	56	55,408
Series 123, 3.75%, 08/15/47	294	228,967
Series 127, 3.20%, 11/15/49	297	204,462
Series 131, 2.75%, 09/01/51	40	24,779
Series 133, 3.85%, 03/15/52	35	26,632
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	792	643,227
4.30%, 04/15/44	380	331,505
83
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/30	$50	$51,656
4.95%, 08/15/34	45	45,872
5.25%, 01/15/53	390	374,448
Series A, 2.05%, 07/01/31	460	413,371
Series A, 3.20%, 03/15/27	1,109	1,103,642
Series A, 4.15%, 06/01/45(a)	574	487,630
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61(a)	163	113,493
3.70%, 11/15/59	304	215,465
3.80%, 05/15/28	96	96,029
3.85%, 06/15/46	335	266,822
3.95%, 03/01/43	115	96,970
4.45%, 03/15/44	267	235,964
4.50%, 12/01/45	297	261,296
4.50%, 05/15/58	135	111,836
4.63%, 12/01/54	180	154,386
5.70%, 06/15/40	135	142,374
Series 05-A, 5.30%, 03/01/35	220	229,323
Series 06-A, 5.85%, 03/15/36	199	215,740
Series 06-B, 6.20%, 06/15/36	155	171,471
Series 07-A, 6.30%, 08/15/37(a)	153	171,255
Series 08-B, 6.75%, 04/01/38	238	275,249
Series 09-C, 5.50%, 12/01/39	192	199,627
Series 12-A, 4.20%, 03/15/42	159	138,531
Series 2017, 3.88%, 06/15/47	123	97,235
Series 20A, 3.35%, 04/01/30	463	451,844
Series 20B, 3.95%, 04/01/50	294	232,998
Series A, 4.13%, 05/15/49	243	195,542
Series B, 3.13%, 11/15/27	96	95,096
Series C, 3.00%, 12/01/60	535	319,224
Series C, 4.00%, 11/15/57	165	124,667
Series C, 4.30%, 12/01/56	189	152,566
Series D, 4.00%, 12/01/28	291	292,905
Series E, 4.65%, 12/01/48	118	103,656
Constellation Energy Generation LLC
5.60%, 06/15/42	64	65,003
5.75%, 10/01/41	92	95,169
5.80%, 03/01/33	580	622,174
6.25%, 10/01/39	205	224,590
Delmarva Power & Light Co., 4.15%, 05/15/45	249	212,961
Edison International
4.13%, 03/15/28(a)	613	609,859
4.80%, 03/15/31	75	74,961
5.25%, 03/15/32	350	356,410
5.75%, 06/15/27	219	222,315
6.95%, 11/15/29	335	360,400
El Paso Electric Co.
5.00%, 12/01/44	125	113,908
6.00%, 05/15/35	92	97,314
Enel Chile SA, 4.88%, 06/12/28	1,200	1,218,571
Entergy Corp.
6.10%, 06/15/56, (5-year CMT + 2.01%)(b)	15	15,129
7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	165	172,704
Entergy Louisiana LLC
2.90%, 03/15/51	624	398,408
4.20%, 09/01/48	220	179,651
4.20%, 04/01/50	338	273,385
4.95%, 01/15/45	595	554,782
5.70%, 03/15/54(a)	339	339,935
Security	Par (000)	Value
Electric (continued)
Entergy Texas, Inc.
5.00%, 09/15/52	$164	$147,478
5.80%, 09/01/53	330	336,369
Eversource Energy
2.55%, 03/15/31	235	215,615
3.38%, 03/01/32	190	178,112
3.45%, 01/15/50	556	395,307
4.45%, 12/15/30	100	100,652
5.13%, 05/15/33	334	341,276
5.45%, 03/01/28	135	138,553
5.50%, 01/01/34	461	478,387
5.85%, 04/15/31	85	90,396
5.95%, 07/15/34	429	458,345
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(b)	5	5,024
Series B, 6.35%, 08/15/56(b)	400	402,530
Series M, 3.30%, 01/15/28	343	338,565
Series O, 4.25%, 04/01/29	432	433,598
Series R, 1.65%, 08/15/30	2,622	2,342,464
Exelon Corp.
4.05%, 04/15/30	1,023	1,020,082
4.10%, 03/15/52	332	259,245
4.45%, 04/15/46	376	319,120
4.70%, 04/15/50	398	343,081
4.95%, 06/15/35	253	253,399
4.95%, 03/15/36	350	347,998
5.10%, 06/15/45	366	341,060
5.13%, 03/15/31	65	67,731
5.45%, 03/15/34	255	267,776
5.60%, 03/15/53(a)	332	322,811
5.63%, 06/15/35	270	284,854
5.88%, 03/15/55	580	582,345
6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	170	178,232
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,420	1,438,705
Florida Power & Light Co.
2.88%, 12/04/51	235	152,351
3.15%, 10/01/49	346	242,898
3.70%, 12/01/47	214	166,426
3.95%, 03/01/48	336	272,002
3.99%, 03/01/49	428	345,586
4.05%, 06/01/42	201	175,614
4.05%, 10/01/44	240	204,041
4.13%, 02/01/42	229	202,335
4.13%, 06/01/48	271	224,743
4.95%, 06/01/35	251	256,916
5.25%, 02/01/41	130	131,741
5.63%, 04/01/34	426	459,398
5.65%, 02/01/37(a)	117	126,335
5.69%, 03/01/40	155	163,644
5.80%, 03/15/65	50	51,410
5.95%, 02/01/38	171	187,882
5.96%, 04/01/39	125	136,527
Iberdrola International BV, 6.75%, 07/15/36(a)	2,255	2,616,492
ITC Holdings Corp.
3.35%, 11/15/27	369	365,223
5.30%, 07/01/43	763	737,069
National Grid PLC
5.42%, 01/11/34	1,614	1,685,411
5.60%, 06/12/28	1,375	1,422,122
5.81%, 06/12/33	1,802	1,925,788
National Grid USA, 5.80%, 04/01/35	1,280	1,359,521
Schedule of Investments
84

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	$10	$9,401
3.70%, 03/15/29	5	4,972
4.02%, 11/01/32	196	193,469
4.30%, 03/15/49	462	394,593
4.40%, 11/01/48	189	162,891
5.05%, 09/15/28	40	41,065
Series C, 8.00%, 03/01/32	238	285,700
Nevada Power Co.
5.90%, 05/01/53	490	505,108
Series EE, 3.13%, 08/01/50(a)	333	223,601
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	2,833	2,627,152
2.75%, 11/01/29	3,581	3,432,618
3.00%, 01/15/52	55	35,414
3.50%, 04/01/29	1,243	1,225,708
3.55%, 05/01/27	2,680	2,669,966
3.80%, 03/15/82, (5-year CMT + 2.55%)(b)	270	266,264
4.40%, 03/01/31	100	101,073
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	25	24,788
4.85%, 02/04/28	80	81,462
5.05%, 03/15/30(a)	100	103,647
5.30%, 03/15/32	80	83,874
5.45%, 03/15/35	70	72,809
5.55%, 03/15/54(a)	65	63,185
5.65%, 05/01/79(a)(b)	10	10,123
5.85%, 03/01/56	175	175,966
5.90%, 03/15/55	580	589,367
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	98	104,263
NSTAR Electric Co.
1.95%, 08/15/31	377	336,048
3.10%, 06/01/51	423	286,216
3.20%, 05/15/27	2,015	2,002,344
3.25%, 05/15/29	590	578,106
3.95%, 04/01/30	1,338	1,332,022
4.40%, 03/01/44	449	395,220
4.55%, 06/01/52	350	300,519
4.85%, 03/01/30	50	51,467
4.95%, 09/15/52	5	4,571
5.20%, 03/01/35	300	308,907
5.40%, 06/01/34	85	88,939
5.50%, 03/15/40	200	206,330
Ohio Edison Co., 6.88%, 07/15/36(a)	135	156,550
Ohio Power Co.
4.00%, 06/01/49	278	217,826
4.15%, 04/01/48	220	179,252
5.00%, 06/01/33	280	285,925
5.65%, 06/01/34	610	643,875
Series Q, 1.63%, 01/15/31	575	509,504
Series R, 2.90%, 10/01/51	844	530,409
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	610	371,796
3.10%, 09/15/49	518	350,071
3.75%, 04/01/45	383	306,642
3.80%, 09/30/47	237	185,680
3.80%, 06/01/49	387	296,322
4.10%, 11/15/48	291	236,227
4.55%, 12/01/41	70	63,862
4.60%, 06/01/52	100	85,402
4.65%, 11/01/29	35	35,794
4.95%, 09/15/52	240	218,476
Security	Par (000)	Value
Electric (continued)
5.25%, 09/30/40(a)	$20	$20,201
5.35%, 10/01/52	65	62,310
5.55%, 06/15/54	332	328,474
5.75%, 03/15/29	12	12,592
5.80%, 04/01/55(d)	35	35,951
7.00%, 05/01/32	5	5,695
7.25%, 01/15/33	87	100,799
7.50%, 09/01/38	50	61,091
Pacific Gas and Electric Co.
3.50%, 08/01/50	965	663,459
3.95%, 12/01/47	190	144,580
4.20%, 06/01/41	100	83,933
4.25%, 03/15/46	122	97,503
4.30%, 03/15/45	183	148,206
4.40%, 03/01/32	135	133,628
4.45%, 04/15/42	120	102,624
4.50%, 07/01/40	429	381,458
4.55%, 07/01/30	35	35,160
4.60%, 06/15/43	132	113,279
4.75%, 02/15/44	145	125,850
4.95%, 07/01/50	715	617,127
5.25%, 03/01/52	586	520,972
5.90%, 06/15/32	594	629,057
5.90%, 10/01/54	110	107,136
6.10%, 10/15/55	250	250,701
6.15%, 01/15/33	489	525,436
6.15%, 03/01/55	115	115,601
6.70%, 04/01/53	15	16,172
6.75%, 01/15/53	548	592,430
PECO Energy Co.
2.85%, 09/15/51	105	66,775
3.00%, 09/15/49	643	430,253
3.05%, 03/15/51	95	63,350
3.70%, 09/15/47	365	283,397
3.90%, 03/01/48	482	384,740
4.15%, 10/01/44(a)	323	275,873
4.60%, 05/15/52	105	91,219
4.88%, 09/15/35	175	177,512
5.25%, 09/15/54	675	640,470
5.65%, 09/15/55	350	353,883
5.95%, 10/01/36	126	138,595
Potomac Electric Power Co.
4.15%, 03/15/43	695	600,078
5.20%, 03/15/34	45	46,942
5.50%, 03/15/54	210	206,136
6.50%, 11/15/37	208	235,303
PPL Electric Utilities Corp.
3.00%, 10/01/49	248	166,855
3.95%, 06/01/47	112	90,895
4.15%, 10/01/45	105	88,821
4.15%, 06/15/48	364	303,699
4.85%, 02/15/34	250	255,709
5.00%, 05/15/33	501	517,020
5.25%, 05/15/53	640	614,816
6.25%, 05/15/39	172	191,174
Public Service Co. of New Hampshire
3.60%, 07/01/49	840	636,055
4.40%, 07/01/28	75	75,945
5.15%, 01/15/53	160	150,974
5.35%, 10/01/33	320	337,873
Series V, 2.20%, 06/15/31	567	515,238
85
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric and Gas Co.
2.45%, 01/15/30	$102	$96,535
3.15%, 01/01/50	419	287,289
3.20%, 05/15/29(a)	40	39,228
3.20%, 08/01/49	342	238,718
3.60%, 12/01/47	245	185,982
3.65%, 09/01/28	70	69,783
3.65%, 09/01/42	315	257,321
3.70%, 05/01/28(a)	138	137,663
3.80%, 01/01/43	155	129,652
3.80%, 03/01/46	352	283,411
3.85%, 05/01/49	343	268,974
3.95%, 05/01/42	131	112,951
4.05%, 05/01/48	176	143,413
5.05%, 03/01/35	35	36,134
5.30%, 08/01/54	110	106,425
5.45%, 08/01/53	51	50,298
5.45%, 03/01/54	115	113,900
5.50%, 03/01/40	135	139,878
5.80%, 05/01/37	108	116,810
Series Q, 5.50%, 03/01/55	355	351,926
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,162	1,937,599
2.45%, 11/15/31	1,687	1,528,743
4.90%, 03/15/30	55	56,589
5.40%, 03/15/35	110	114,191
5.45%, 04/01/34	926	967,864
6.13%, 10/15/33	335	363,381
San Diego Gas & Electric Co.
4.15%, 05/15/48	194	158,623
4.50%, 08/15/40	237	219,379
4.95%, 08/15/28(a)	105	107,754
6.00%, 06/01/39	127	136,499
Series RRR, 3.75%, 06/01/47	183	142,332
Series TTT, 4.10%, 06/15/49	216	172,736
Series UUU, 3.32%, 04/15/50	429	299,504
Series WWW, 2.95%, 08/15/51(a)	198	129,515
Sempra
3.25%, 06/15/27	20	19,822
3.40%, 02/01/28	295	291,875
3.80%, 02/01/38	411	358,981
4.00%, 02/01/48	514	398,489
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	247	243,914
6.00%, 10/15/39	333	351,671
6.38%, 04/01/56, (5-year CMT + 2.63%)(b)	100	102,471
6.40%, 10/01/54, (5-year CMT + 2.63%)(b)	50	50,983
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	115	117,353
6.63%, 04/01/55, (5-year CMT + 2.35%)(b)	30	30,493
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(b)	107	110,272
Southern California Edison Co.
2.25%, 06/01/30	75	68,968
2.85%, 08/01/29	30	28,730
3.45%, 02/01/52	475	322,879
3.65%, 02/01/50	437	312,346
4.00%, 04/01/47(a)	373	287,381
4.05%, 03/15/42(a)	171	139,549
4.50%, 09/01/40	198	176,561
4.65%, 10/01/43	202	175,295
4.80%, 03/15/33	125	125,527
5.15%, 06/01/29	50	51,429
5.25%, 03/15/30(a)	50	51,719
Security	Par (000)	Value
Electric (continued)
5.45%, 03/01/35	$50	$51,402
5.50%, 03/15/40	116	115,364
5.63%, 02/01/36	162	166,939
5.70%, 03/01/53	213	203,017
5.75%, 04/15/54	334	321,535
5.88%, 12/01/53(a)	29	28,482
5.90%, 03/01/55	175	172,258
6.00%, 01/15/34	325	346,449
6.05%, 03/15/39	74	77,429
6.20%, 09/15/55	410	421,020
6.65%, 04/01/29	311	329,272
Series 04-G, 5.75%, 04/01/35	122	127,426
Series 05-E, 5.35%, 07/15/35	144	146,596
Series 06-E, 5.55%, 01/15/37	105	107,356
Series 08-A, 5.95%, 02/01/38	135	140,959
Series 13-A, 3.90%, 03/15/43	157	123,693
Series 20A, 2.95%, 02/01/51	80	50,079
Series B, 3.65%, 03/01/28	77	76,455
Series B, 4.88%, 03/01/49	111	95,586
Series C, 3.60%, 02/01/45	228	168,927
Series C, 4.13%, 03/01/48	304	238,028
Series E, 5.45%, 06/01/52	29	26,770
Series H, 3.65%, 06/01/51	93	65,323
Tampa Electric Co.
3.45%, 03/15/51(a)	30	21,567
5.00%, 07/15/52(a)	285	263,597
Toledo Edison Co. (The), 6.15%, 05/15/37	245	270,812
		116,309,536
Electrical Components & Equipment — 0.2%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,750	1,751,641
4.38%, 05/08/42	320	291,102
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	1,291	1,172,002
Emerson Electric Co.
2.80%, 12/21/51	175	113,048
5.25%, 11/15/39	20	20,830
		3,348,623
Electronics — 1.0%
Allegion PLC, 3.50%, 10/01/29	890	871,368
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27(a)	457	453,846
5.41%, 07/01/32(a)	657	686,272
5.60%, 05/29/34	610	643,467
Amphenol Corp., 2.80%, 02/15/30	41	39,249
Avnet, Inc.
3.00%, 05/15/31	360	331,793
5.50%, 06/01/32(a)	495	513,898
Flex Ltd.
4.88%, 06/15/29	449	457,245
4.88%, 05/12/30	748	761,694
Fortive Corp., 4.30%, 06/15/46	82	69,209
Honeywell International, Inc.
1.75%, 09/01/31	360	318,571
1.95%, 06/01/30	335	308,864
2.70%, 08/15/29	767	738,589
3.81%, 11/21/47	228	181,884
4.25%, 01/15/29	385	389,552
4.50%, 01/15/34	600	602,543
4.65%, 07/30/27	85	86,024
4.70%, 02/01/30(a)	210	215,699
Schedule of Investments
86

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.75%, 02/01/32	$300	$308,790
4.88%, 09/01/29(a)	170	175,478
4.95%, 09/01/31	70	73,107
5.00%, 02/15/33	515	536,884
5.00%, 03/01/35	660	679,559
5.25%, 03/01/54	375	360,852
5.35%, 03/01/64	320	309,450
5.38%, 03/01/41	220	229,205
5.70%, 03/15/36	336	363,013
5.70%, 03/15/37	288	311,490
Hubbell, Inc.
3.15%, 08/15/27	28	27,689
3.50%, 02/15/28	42	41,736
4.80%, 11/15/35	50	50,249
Keysight Technologies, Inc.
3.00%, 10/30/29	295	284,908
4.60%, 04/06/27	808	812,285
4.95%, 10/15/34	435	443,597
5.35%, 07/30/30	55	57,621
Trimble, Inc., 4.90%, 06/15/28	396	400,073
Tyco Electronics Group SA
4.50%, 02/09/31	25	25,441
4.88%, 02/09/36	55	55,832
7.13%, 10/01/37	129	154,095
Vontier Corp.
2.40%, 04/01/28	208	200,872
2.95%, 04/01/31	194	180,164
		13,752,157
Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33(a)	1,980	2,086,779
6.35%, 08/18/28	2,705	2,841,921
		4,928,700
Environmental Control — 0.2%
Republic Services, Inc.
2.38%, 03/15/33	50	44,222
3.05%, 03/01/50	358	246,715
5.70%, 05/15/41(a)	30	32,033
6.20%, 03/01/40	20	22,549
Veralto Corp.
5.35%, 09/18/28	793	818,644
5.45%, 09/18/33	1,110	1,169,444
Waste Connections, Inc.
2.60%, 02/01/30	15	14,287
2.95%, 01/15/52	387	255,519
3.05%, 04/01/50	62	42,753
3.50%, 05/01/29	10	9,922
4.25%, 12/01/28(a)	5	5,045
Waste Management, Inc.
2.50%, 11/15/50	431	266,765
4.10%, 03/01/45(a)	37	32,152
4.15%, 07/15/49	201	171,282
5.35%, 10/15/54(a)	60	59,175
		3,190,507
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	278	301,616
Campbell's Co. (The), 4.55%, 03/21/31	125	125,044
Campbell's Company/The
2.38%, 04/24/30	125	115,751
3.13%, 04/24/50	213	139,999
Security	Par (000)	Value
Food (continued)
4.15%, 03/15/28(a)	$1,380	$1,383,833
4.75%, 03/23/35(a)	95	92,229
4.80%, 03/15/48	214	185,334
5.25%, 10/13/54(a)	75	68,055
5.40%, 03/21/34	328	335,328
Conagra Brands, Inc.
4.85%, 11/01/28	230	233,228
5.00%, 08/01/30(a)	145	147,890
5.30%, 11/01/38	445	428,390
5.40%, 11/01/48	383	343,217
5.75%, 08/01/35(a)	165	170,282
7.00%, 10/01/28	50	53,475
8.25%, 09/15/30	405	465,800
General Mills, Inc.
2.25%, 10/14/31	888	796,345
2.88%, 04/15/30	1,290	1,226,363
3.00%, 02/01/51(a)	246	160,793
4.20%, 04/17/28	1,608	1,613,966
4.95%, 03/29/33(a)	116	118,527
5.25%, 01/30/35(a)	630	646,585
5.40%, 06/15/40	88	89,703
5.50%, 10/17/28	395	409,692
Hershey Co.(The)
2.45%, 11/15/29	48	45,661
3.13%, 11/15/49	17	12,061
3.38%, 08/15/46	35	26,701
Hormel Foods Corp., 3.05%, 06/03/51	337	225,908
Ingredion, Inc.
2.90%, 06/01/30	1,084	1,034,829
3.90%, 06/01/50	283	221,638
J M Smucker Co.(The)
2.38%, 03/15/30	20	18,732
3.38%, 12/15/27	40	39,652
4.25%, 03/15/35	282	270,124
4.38%, 03/15/45(a)	137	118,775
6.20%, 11/15/33(a)	35	38,360
6.50%, 11/15/43(a)	40	43,612
6.50%, 11/15/53(a)	400	439,631
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.50%, 12/01/52(a)	170	179,355
Kellanova
2.10%, 06/01/30	1,450	1,343,705
3.40%, 11/15/27(a)	1,212	1,205,136
4.30%, 05/15/28	1,144	1,154,510
5.25%, 03/01/33	870	913,659
5.75%, 05/16/54	20	20,464
Series B, 7.45%, 04/01/31	380	437,758
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	243	257,036
Kraft Heinz Foods Co.
4.38%, 06/01/46	351	287,986
4.88%, 10/01/49	581	500,825
5.00%, 07/15/35(a)	160	160,255
5.00%, 06/04/42	111	101,875
5.20%, 03/15/32(a)	130	134,673
5.20%, 07/15/45	478	437,504
5.40%, 03/15/35	180	185,666
5.50%, 06/01/50	395	368,535
6.50%, 02/09/40	252	273,238
6.88%, 01/26/39	240	269,870
87
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Kroger Co.(The)
3.88%, 10/15/46	$152	$120,062
3.95%, 01/15/50	223	172,992
4.45%, 02/01/47	356	304,128
4.50%, 01/15/29	60	61,011
4.65%, 01/15/48	180	157,864
5.00%, 09/15/34	365	370,870
5.00%, 04/15/42	109	104,054
5.15%, 08/01/43	131	126,600
5.40%, 07/15/40(a)	75	76,164
5.40%, 01/15/49	200	193,583
5.50%, 09/15/54	335	323,241
5.65%, 09/15/64	280	270,760
6.90%, 04/15/38	141	164,588
7.50%, 04/01/31	186	213,600
McCormick & Co., Inc./MD
1.85%, 02/15/31(a)	305	272,462
2.50%, 04/15/30	412	386,483
3.40%, 08/15/27	352	350,304
4.20%, 08/15/47	302	251,565
4.70%, 10/15/34	175	174,873
Mondelez International, Inc.
2.63%, 09/04/50(a)	143	87,260
2.75%, 04/13/30	43	40,776
4.13%, 05/07/28	165	165,525
Sysco Corp.
2.40%, 02/15/30(a)	132	124,116
3.30%, 02/15/50(a)	210	149,014
4.45%, 03/15/48	104	89,242
4.50%, 04/01/46	77	67,154
4.85%, 10/01/45	153	139,535
5.38%, 09/21/35	50	52,118
5.95%, 04/01/30	177	188,336
6.60%, 04/01/40	102	115,381
6.60%, 04/01/50(a)	445	498,184
Tyson Foods, Inc.
4.35%, 03/01/29	65	65,561
4.55%, 06/02/47	178	156,122
4.88%, 08/15/34(a)	30	30,362
5.10%, 09/28/48(a)	282	265,501
5.15%, 08/15/44	70	67,282
		26,815,852
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48	148	121,297
4.40%, 08/15/47	259	215,436
4.80%, 06/15/44(a)	213	189,549
5.00%, 09/15/35	265	267,519
5.15%, 05/15/46	75	69,453
6.00%, 11/15/41(a)	223	231,592
7.30%, 11/15/39	155	182,177
Suzano Austria GmbH
3.13%, 01/15/32(a)	277	251,383
3.75%, 01/15/31	384	366,202
5.00%, 01/15/30	592	595,175
6.00%, 01/15/29	468	485,275
		2,975,058
Gas — 1.0%
Atmos Energy Corp.
2.63%, 09/15/29	50	48,008
Security	Par (000)	Value
Gas (continued)
2.85%, 02/15/52	$280	$180,108
3.00%, 06/15/27	15	14,879
3.38%, 09/15/49	297	213,014
4.13%, 10/15/44(a)	228	195,872
4.13%, 03/15/49	272	223,766
4.15%, 01/15/43	39	34,151
4.30%, 10/01/48(a)	235	198,847
5.00%, 12/15/54	70	64,467
5.20%, 08/15/35(a)	60	62,633
5.45%, 01/15/56	225	221,993
5.50%, 06/15/41	43	44,599
National Fuel Gas Co.
2.95%, 03/01/31	129	119,732
3.95%, 09/15/27	425	424,137
4.75%, 09/01/28	65	65,943
5.50%, 03/15/30	35	36,438
5.95%, 03/15/35	25	26,639
NiSource, Inc.
1.70%, 02/15/31	115	101,950
5.00%, 06/15/52	350	310,378
5.35%, 04/01/34(a)	1,085	1,132,478
5.35%, 07/15/35(a)	400	413,051
5.40%, 06/30/33	236	247,211
5.75%, 07/15/56, (5-year CMT + 2.04%)(b)	335	337,134
5.85%, 04/01/55	930	938,211
5.95%, 06/15/41	110	115,063
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)(b)	470	489,531
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	125	130,633
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(b)	25	26,089
ONE Gas, Inc.
2.00%, 05/15/30	1,960	1,808,734
4.25%, 09/01/32	705	705,631
4.50%, 11/01/48	213	188,864
4.66%, 02/01/44	138	126,120
5.10%, 04/01/29	715	738,877
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31(a)	590	543,777
3.35%, 06/01/50	190	132,128
5.05%, 05/15/52	248	226,285
5.10%, 02/15/35	60	61,437
5.40%, 06/15/33	50	52,552
Southern California Gas Co.
5.13%, 11/15/40	95	94,100
6.00%, 06/15/55	170	176,147
Series UU, 4.13%, 06/01/48	264	210,639
Series VV, 4.30%, 01/15/49	306	252,030
Series WW, 3.95%, 02/15/50	300	229,183
Series XX, 2.55%, 02/01/30	42	39,851
Southwest Gas Corp.
3.18%, 08/15/51(a)	100	67,875
3.70%, 04/01/28	35	34,824
3.80%, 09/29/46(a)	174	136,027
4.15%, 06/01/49	196	156,511
Spire Missouri, Inc.
3.30%, 06/01/51	475	331,426
Series 2034, 5.15%, 08/15/34	265	274,323
Spire, Inc.
4.60%, 09/01/31	70	70,543
6.25%, 06/01/56(a)(b)	600	603,408
6.45%, 06/01/56, (5-year CMT + 2.32%)(b)	300	307,138
Schedule of Investments
88

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Washington Gas Light Co.
3.65%, 09/15/49	$357	$265,972
Series K, 3.80%, 09/15/46	85	67,742
		14,319,099
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	15	10,348
4.10%, 03/01/48(a)	15	12,469
Stanley Black & Decker, Inc., 2.30%, 03/15/30	35	32,455
		55,272
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	400	403,311
4.90%, 11/30/46	106	100,463
5.30%, 05/27/40	93	96,733
5.50%, 03/15/56	250	250,953
5.60%, 03/15/66	415	415,400
6.00%, 04/01/39	143	158,648
6.15%, 11/30/37	170	191,398
Agilent Technologies, Inc.
2.30%, 03/12/31	105	95,913
2.75%, 09/15/29	787	754,685
4.75%, 09/09/34	80	80,611
Baxter International, Inc.
2.54%, 02/01/32	345	301,221
3.13%, 12/01/51(a)	502	312,631
3.50%, 08/15/46	260	183,797
Boston Scientific Corp.
4.55%, 03/01/39	35	34,016
4.70%, 03/01/49(a)	333	305,994
6.25%, 11/15/35(a)	120	136,086
7.38%, 01/15/40	108	132,568
Danaher Corp.
2.60%, 10/01/50	315	194,525
2.80%, 12/10/51	543	346,885
4.38%, 09/15/45	197	174,041
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	639	599,434
DH Europe Finance II SARL
2.60%, 11/15/29	116	110,607
3.25%, 11/15/39	308	254,577
3.40%, 11/15/49	403	292,903
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,095	3,113,525
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	283	310,657
Medtronic, Inc., 4.63%, 03/15/45(a)	392	363,346
Revvity, Inc.
2.25%, 09/15/31	825	733,917
2.55%, 03/15/31	640	585,412
3.30%, 09/15/29	85	82,421
3.63%, 03/15/51	201	147,281
Smith & Nephew PLC
2.03%, 10/14/30	528	478,942
5.40%, 03/20/34	121	125,927
Solventum Corp.
5.60%, 03/23/34	155	161,937
5.90%, 04/30/54(a)	151	150,968
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	2,206	2,048,526
3.75%, 03/15/51	412	314,176
Security	Par (000)	Value
Health Care - Products (continued)
Stryker Corp.
2.90%, 06/15/50(a)	$133	$88,261
4.10%, 04/01/43	144	124,277
4.38%, 05/15/44	162	142,899
4.63%, 03/15/46	261	235,714
Thermo Fisher Scientific, Inc.
4.10%, 08/15/47(a)	302	255,075
4.98%, 08/10/30	40	41,553
5.09%, 08/10/33	10	10,435
5.30%, 02/01/44	134	133,617
5.40%, 08/10/43(a)	30	30,624
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	625	570,832
4.45%, 08/15/45(a)	166	149,475
5.20%, 09/15/34	50	51,424
5.50%, 02/19/35(a)	50	52,322
5.75%, 11/30/39(a)	150	156,861
		16,587,804
Health Care - Services — 3.3%
Aetna, Inc.
3.88%, 08/15/47	20	15,219
4.13%, 11/15/42	91	73,474
4.50%, 05/15/42	124	108,192
6.63%, 06/15/36	226	251,670
6.75%, 12/15/37	182	202,976
Centene Corp.
2.45%, 07/15/28	602	567,699
2.50%, 03/01/31	608	527,454
2.63%, 08/01/31	659	571,501
3.00%, 10/15/30	460	414,497
3.38%, 02/15/30	320	296,898
4.25%, 12/15/27	257	255,440
4.63%, 12/15/29	1,268	1,236,978
Cigna Group(The)
2.40%, 03/15/30	581	545,614
3.20%, 03/15/40	35	27,914
3.40%, 03/15/50	347	245,888
3.40%, 03/15/51(a)	334	234,952
3.88%, 10/15/47	328	254,615
4.38%, 10/15/28	1,165	1,176,506
4.80%, 08/15/38	617	597,441
4.80%, 07/15/46	344	308,607
4.90%, 12/15/48	823	739,420
5.00%, 05/15/29	40	41,209
5.13%, 05/15/31(a)	40	41,613
5.25%, 02/15/34	620	642,357
5.40%, 03/15/33(a)	315	330,984
5.60%, 02/15/54(a)	320	313,156
6.13%, 11/15/41	177	189,327
Elevance Health, Inc.
2.25%, 05/15/30	525	486,042
2.55%, 03/15/31	77	70,920
2.88%, 09/15/29	913	877,274
3.13%, 05/15/50	145	96,417
3.60%, 03/15/51	310	223,221
3.65%, 12/01/27(a)	1,007	1,003,088
3.70%, 09/15/49	225	167,090
4.00%, 09/15/28(a)	175	175,306
4.10%, 03/01/28	691	692,539
4.10%, 05/15/32	385	377,843
4.38%, 12/01/47	351	293,111
89
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.55%, 03/01/48	$199	$171,412
4.55%, 05/15/52	91	76,075
4.60%, 09/15/32	175	176,512
4.63%, 05/15/42	283	257,920
4.65%, 01/15/43	286	258,328
4.65%, 08/15/44	243	216,468
4.75%, 02/15/30(a)	195	199,598
4.75%, 02/15/33	262	264,807
5.00%, 01/15/36(a)	175	175,782
5.10%, 01/15/44	219	207,875
5.13%, 02/15/53	125	113,636
5.15%, 06/15/29	265	273,933
5.20%, 02/15/35	245	251,573
5.38%, 06/15/34	310	322,477
5.50%, 10/15/32	435	458,967
5.65%, 06/15/54	78	76,129
5.70%, 02/15/55	165	162,011
5.70%, 09/15/55(a)	250	246,134
5.85%, 01/15/36	199	211,964
5.95%, 12/15/34	159	171,633
6.10%, 10/15/52	85	88,223
6.38%, 06/15/37	157	174,098
HCA, Inc.
2.38%, 07/15/31	50	45,135
3.50%, 09/01/30	317	307,077
3.50%, 07/15/51	467	322,285
3.63%, 03/15/32	149	141,804
4.13%, 06/15/29(a)	769	769,975
4.63%, 03/15/52	421	349,174
5.13%, 06/15/39	316	307,765
5.25%, 06/15/49	526	480,396
5.45%, 04/01/31	15	15,703
5.45%, 09/15/34	40	41,540
5.50%, 06/01/33	774	810,562
5.50%, 06/15/47	409	389,687
5.60%, 04/01/34	305	320,059
5.75%, 03/01/35	90	95,285
5.88%, 02/01/29	235	244,762
5.90%, 06/01/53	255	250,698
5.95%, 09/15/54	161	159,997
6.00%, 04/01/54	225	225,232
6.10%, 04/01/64	278	277,681
6.20%, 03/01/55(a)	160	164,161
Humana, Inc.
3.13%, 08/15/29	250	240,419
3.70%, 03/23/29	155	152,269
3.95%, 08/15/49	178	129,937
4.63%, 12/01/42	249	213,961
4.80%, 03/15/47	232	193,685
4.88%, 04/01/30	149	151,115
4.95%, 10/01/44	351	305,762
5.38%, 04/15/31	575	592,580
5.50%, 03/15/53(a)	10	8,990
5.55%, 05/01/35	300	305,509
5.75%, 04/15/54	153	142,488
5.88%, 03/01/33	250	261,655
5.95%, 03/15/34	425	445,488
6.00%, 05/01/55(a)	60	57,823
ICON Investments Six DAC, 6.00%, 05/08/34	572	587,029
Security	Par (000)	Value
Health Care - Services (continued)
IQVIA, Inc.
5.70%, 05/15/28	$682	$701,881
6.25%, 02/01/29	330	346,858
Laboratory Corp. of America Holdings
2.70%, 06/01/31	535	495,106
2.95%, 12/01/29	130	125,007
3.60%, 09/01/27	85	84,674
4.35%, 04/01/30	35	35,290
4.55%, 04/01/32	105	105,811
4.70%, 02/01/45(a)	441	400,949
4.80%, 10/01/34	150	150,122
Quest Diagnostics, Inc.
2.80%, 06/30/31	998	929,998
2.95%, 06/30/30	903	861,107
4.20%, 06/30/29	610	614,343
4.63%, 12/15/29	40	40,836
4.70%, 03/30/45(a)	216	199,977
5.00%, 12/15/34(a)	135	138,137
UnitedHealth Group, Inc.
2.00%, 05/15/30	125	115,424
2.30%, 05/15/31	110	100,339
2.75%, 05/15/40	15	11,282
2.88%, 08/15/29	251	242,495
3.13%, 05/15/60	395	243,053
3.25%, 05/15/51	376	256,307
3.50%, 08/15/39	85	71,379
3.70%, 08/15/49	337	252,548
3.85%, 06/15/28	211	211,070
3.88%, 12/15/28	160	160,073
3.88%, 08/15/59	349	252,770
3.95%, 10/15/42	205	171,619
4.00%, 05/15/29	265	265,855
4.20%, 05/15/32(a)	560	557,378
4.20%, 01/15/47	186	154,147
4.25%, 01/15/29	490	495,093
4.25%, 03/15/43	175	151,168
4.25%, 04/15/47	30	24,942
4.25%, 06/15/48	330	272,337
4.38%, 03/15/42	35	31,253
4.45%, 12/15/48	269	227,734
4.50%, 04/15/33	560	558,982
4.63%, 07/15/35	318	316,102
4.63%, 11/15/41	225	207,075
4.75%, 07/15/45	580	524,483
4.75%, 05/15/52	270	234,808
4.90%, 04/15/31(a)	5	5,166
4.95%, 01/15/32	175	180,486
4.95%, 05/15/62	329	287,368
5.00%, 04/15/34	554	568,356
5.05%, 04/15/53	120	109,235
5.15%, 07/15/34	755	779,782
5.20%, 04/15/63	95	85,755
5.35%, 02/15/33	850	892,267
5.38%, 04/15/54	255	241,802
5.50%, 04/15/64	80	75,842
5.63%, 07/15/54	670	659,840
5.70%, 10/15/40	128	133,915
5.75%, 07/15/64	490	481,636
5.80%, 03/15/36	149	159,881
5.88%, 02/15/53	332	337,788
5.95%, 02/15/41	140	148,653
Schedule of Investments
90

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.05%, 02/15/63	$315	$323,809
6.50%, 06/15/37	161	181,017
6.63%, 11/15/37	199	226,312
6.88%, 02/15/38	293	340,254
		46,296,671
Holding Companies - Diversified — 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	925	959,626
6.38%, 07/01/34	594	613,867
6.75%, 07/15/35	225	236,303
North Haven Private Income Fund LLC
5.13%, 09/25/28(d)	40	39,576
5.75%, 02/01/30	1,415	1,396,048
		3,245,420
Home Builders — 0.1%
PulteGroup, Inc.
6.00%, 02/15/35	132	142,895
6.38%, 05/15/33(a)	132	146,883
7.88%, 06/15/32	94	110,956
Sekisui House U.S., Inc.
2.50%, 01/15/31(a)	148	133,371
3.85%, 01/15/30	49	47,692
3.97%, 08/06/61(a)	72	49,141
6.00%, 01/15/43	102	97,262
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	357	359,180
		1,087,380
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	52	51,367
3.50%, 11/15/51	192	126,188
4.40%, 03/15/29	250	249,010
		426,565
Household Products & Wares — 0.9%
Avery Dennison Corp.
2.25%, 02/15/32	342	304,673
2.65%, 04/30/30	151	142,383
4.88%, 12/06/28	232	236,736
5.75%, 03/15/33	282	301,300
Church & Dwight Co., Inc.
2.30%, 12/15/31(a)	45	40,886
3.15%, 08/01/27	55	54,519
3.95%, 08/01/47	30	24,556
5.00%, 06/15/52	327	305,568
5.60%, 11/15/32	170	182,994
Clorox Co.(The)
1.80%, 05/15/30(a)	1,787	1,627,110
3.10%, 10/01/27	1,191	1,177,523
3.90%, 05/15/28(a)	1,107	1,107,812
4.40%, 05/01/29	443	448,224
4.60%, 05/01/32	910	923,290
Kimberly-Clark Corp.
1.05%, 09/15/27	400	384,812
2.00%, 11/02/31	210	190,124
2.88%, 02/07/50	201	137,766
3.10%, 03/26/30	441	427,495
3.20%, 04/25/29	1,579	1,551,757
3.90%, 05/04/47	175	142,218
3.95%, 11/01/28	441	443,076
4.50%, 02/16/33	740	756,322
5.30%, 03/01/41(a)	173	180,113
Security	Par (000)	Value
Household Products & Wares (continued)
6.63%, 08/01/37	$849	$988,027
		12,079,284
Insurance — 3.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	80	95,638
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	1,568	1,587,480
Aflac, Inc.
3.60%, 04/01/30	87	85,715
4.75%, 01/15/49	42	37,231
Alleghany Corp., 4.90%, 09/15/44	9	8,416
Allstate Corp.(The)
5.35%, 06/01/33(a)	286	300,578
5.55%, 05/09/35	86	91,391
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(b)	220	231,165
American Financial Group, Inc./OH
4.50%, 06/15/47	74	63,261
5.25%, 04/02/30(a)	5	5,226
American International Group, Inc.
3.88%, 01/15/35	180	168,482
4.38%, 06/30/50(a)	280	233,606
4.50%, 07/16/44	185	163,751
4.75%, 04/01/48(a)	85	76,219
4.80%, 07/10/45	40	36,471
5.13%, 03/27/33	45	46,435
Aon Corp.
2.80%, 05/15/30	140	132,775
3.75%, 05/02/29	105	104,130
4.50%, 12/15/28	74	75,013
6.25%, 09/30/40	50	55,062
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31(a)	120	109,354
5.00%, 09/12/32	290	298,500
5.35%, 02/28/33	170	177,595
Aon Global Ltd., 4.75%, 05/15/45	22	19,523
Aon North America, Inc., 5.75%, 03/01/54	325	321,696
Arch Capital Finance LLC, 5.03%, 12/15/46	185	174,918
Arch Capital Group Ltd.
3.64%, 06/30/50	145	107,441
7.35%, 05/01/34	49	57,439
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	32	30,792
Arthur J Gallagher & Co.
2.40%, 11/09/31	75	67,203
3.05%, 03/09/52(a)	246	155,890
3.50%, 05/20/51	115	79,867
5.50%, 03/02/33	160	166,920
5.55%, 02/15/55(a)	215	205,305
5.75%, 03/02/53	25	24,268
5.75%, 07/15/54	180	175,179
6.75%, 02/15/54	110	120,310
Assurant, Inc.
2.65%, 01/15/32	400	358,947
3.70%, 02/22/30	1,924	1,882,659
4.90%, 03/27/28	1,426	1,444,461
5.55%, 02/15/36	340	345,494
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	55	51,894
Athene Holding Ltd.
3.45%, 05/15/52(a)	99	60,552
3.95%, 05/25/51	36	24,714
6.15%, 04/03/30(a)	152	159,449
6.63%, 10/15/54, (5-year CMT + 2.61%)(b)	125	121,051
91
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.65%, 02/01/33	$40	$42,749
6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	40	38,531
AXA SA, 8.60%, 12/15/30	2,309	2,715,805
Axis Specialty Finance LLC
3.90%, 07/15/29	52	51,711
4.90%, 01/15/40, (5-year CMT + 3.19%)(b)	120	118,193
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,894
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	45	40,614
2.88%, 03/15/32(a)	265	249,466
3.85%, 03/15/52	215	166,877
4.20%, 08/15/48	291	244,973
4.25%, 01/15/49	166	140,117
5.75%, 01/15/40	167	183,727
Brighthouse Financial, Inc., 4.70%, 06/22/47	163	113,474
Brown & Brown, Inc.
4.20%, 03/17/32	215	207,715
4.50%, 03/15/29	60	60,328
4.95%, 03/17/52	44	37,564
6.25%, 06/23/55(a)	85	86,383
Chubb INA Holdings LLC
1.38%, 09/15/30	25	22,280
2.85%, 12/15/51(a)	126	81,687
3.05%, 12/15/61	153	96,020
4.15%, 03/13/43	45	39,473
4.35%, 11/03/45	220	193,249
6.00%, 05/11/37(a)	120	131,301
6.70%, 05/15/36	44	50,703
Series 1, 6.50%, 05/15/38	156	179,047
Cincinnati Financial Corp., 6.13%, 11/01/34	55	59,477
CNO Financial Group, Inc.
5.25%, 05/30/29	568	577,431
6.45%, 06/15/34(a)	279	291,208
Enstar Group Ltd.
3.10%, 09/01/31	45	40,494
4.95%, 06/01/29	17	17,242
Equitable Holdings, Inc.
4.35%, 04/20/28	413	414,860
5.00%, 04/20/48	196	174,383
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(b)	165	171,762
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52(a)	197	124,869
3.50%, 10/15/50(a)	45	31,332
4.87%, 06/01/44	30	26,701
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	23,828
5.63%, 08/16/32	135	141,411
6.50%, 05/20/55	245	262,099
Fidelity National Financial, Inc., 2.45%, 03/15/31	57	51,082
First American Financial Corp.
2.40%, 08/15/31	10	8,815
4.00%, 05/15/30	395	383,993
Hanover Insurance Group, Inc.(The)
2.80%, 08/19/29(a)	545	524,027
2.90%, 09/15/51	255	165,895
3.60%, 08/19/49	126	93,612
4.30%, 04/15/43	152	134,235
4.40%, 03/15/48	278	237,716
5.95%, 10/15/36	986	1,068,173
6.10%, 10/01/41	153	166,804
Security	Par (000)	Value
Insurance (continued)
Jackson Financial, Inc.
3.13%, 11/23/31	$136	$124,124
4.00%, 11/23/51	95	64,558
Kemper Corp., 3.80%, 02/23/32(a)	25	22,963
Lincoln National Corp.
3.05%, 01/15/30(a)	30	28,560
3.40%, 01/15/31(a)	60	56,469
3.80%, 03/01/28	135	133,841
4.35%, 03/01/48	49	38,231
6.30%, 10/09/37(a)	70	72,596
7.00%, 06/15/40	73	77,698
Loews Corp., 6.00%, 02/01/35	35	38,222
Manulife Financial Corp.
3.70%, 03/16/32	430	415,098
4.06%, 02/24/32, (5-year USD ICE Swap + 1.65%)(a)(b)	3,001	2,991,985
4.99%, 12/11/35	450	451,238
5.38%, 03/04/46	263	262,136
Markel Group, Inc.
3.35%, 09/17/29	52	50,580
3.45%, 05/07/52	145	100,178
4.15%, 09/17/50	59	46,407
5.00%, 05/20/49	47	42,314
6.00%, 05/16/54	111	113,048
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	237	217,537
4.20%, 03/01/48	384	315,773
4.35%, 01/30/47	246	208,171
4.38%, 03/15/29	713	720,411
4.55%, 11/08/27	115	116,069
4.65%, 03/15/30	220	224,348
4.75%, 03/15/39	40	38,666
4.85%, 11/15/31(a)	185	190,388
4.90%, 03/15/49	301	272,360
4.95%, 03/15/36	75	75,640
5.00%, 03/15/35	310	315,451
5.35%, 11/15/44	110	106,595
5.40%, 09/15/33	10	10,540
5.40%, 03/15/55	545	523,532
5.45%, 03/15/54	15	14,391
5.70%, 09/15/53	25	24,837
5.88%, 08/01/33(a)	464	505,001
MetLife, Inc.
4.05%, 03/01/45	284	234,757
4.13%, 08/13/42	166	141,228
4.55%, 03/23/30(a)	119	121,552
4.60%, 05/13/46	259	229,835
4.72%, 12/15/44	250	224,333
4.88%, 11/13/43	269	249,089
5.25%, 01/15/54(a)	90	84,763
5.30%, 12/15/34(a)	372	386,796
5.38%, 07/15/33(a)	15	15,786
5.70%, 06/15/35(a)	128	136,583
5.88%, 02/06/41	155	163,194
6.38%, 06/15/34	99	110,393
6.40%, 12/15/66	544	569,997
6.50%, 12/15/32	95	106,771
10.75%, 08/01/69	349	463,579
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	60	62,493
Schedule of Investments
92

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc.
3.70%, 05/15/29	$167	$165,216
4.30%, 11/15/46	187	158,222
4.35%, 05/15/43	183	159,739
4.63%, 09/15/42	142	128,459
6.05%, 10/15/36(a)	148	161,556
Progressive Corp.(The)
3.00%, 03/15/32	135	125,261
3.20%, 03/26/30(a)	1,015	985,243
3.70%, 01/26/45	90	71,309
3.95%, 03/26/50	176	138,340
4.00%, 03/01/29	65	65,324
4.13%, 04/15/47	217	179,902
4.20%, 03/15/48	182	151,224
4.35%, 04/25/44	182	158,962
4.95%, 06/15/33	130	133,991
6.25%, 12/01/32	135	149,954
6.63%, 03/01/29	1,040	1,121,202
Prudential Financial, Inc.
2.10%, 03/10/30(a)	407	380,370
3.00%, 03/10/40	85	66,317
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)(b)	205	191,586
3.70%, 03/13/51(a)	430	314,062
3.88%, 03/27/28	255	255,183
3.91%, 12/07/47	186	145,454
3.94%, 12/07/49	399	307,828
4.35%, 02/25/50	251	204,701
4.42%, 03/27/48	97	81,744
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	558	550,440
4.60%, 05/15/44	252	224,003
5.13%, 03/01/52, (5-year CMT + 3.16%)(b)	265	260,905
5.20%, 03/14/35	210	215,226
5.70%, 12/14/36	230	243,399
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	93	93,942
5.75%, 07/15/33(a)	261	285,465
6.00%, 09/01/52, (5-year CMT + 3.23%)(b)	315	326,306
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(b)	295	310,965
6.63%, 12/01/37	313	360,329
6.63%, 06/21/40	236	267,192
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)(b)	102	109,321
Prudential Funding Asia PLC
3.13%, 04/14/30	199	192,093
3.63%, 03/24/32(a)	517	500,514
Reinsurance Group of America, Inc.
3.90%, 05/15/29	91	90,392
6.00%, 09/15/33	50	53,450
6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	60	62,061
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5	5,272
Selective Insurance Group, Inc.
5.38%, 03/01/49(a)	160	151,876
5.90%, 04/15/35	70	74,100
Stewart Information Services Corp., 3.60%, 11/15/31	1,078	974,628
Transatlantic Holdings, Inc., 8.00%, 11/30/39	10	12,563
Travelers Companies, Inc.(The)
2.55%, 04/27/50	59	36,328
3.75%, 05/15/46	206	163,801
4.00%, 05/30/47	263	215,013
4.05%, 03/07/48	337	276,108
4.10%, 03/04/49	220	181,802
4.30%, 08/25/45	174	150,068
Security	Par (000)	Value
Insurance (continued)
4.60%, 08/01/43	$210	$193,732
5.35%, 11/01/40	313	319,073
6.25%, 06/15/37	266	298,157
6.75%, 06/20/36	174	201,033
Travelers Property Casualty Corp., 6.38%, 03/15/33	262	296,728
Unum Group
4.00%, 06/15/29	60	59,579
4.13%, 06/15/51	65	48,498
4.50%, 12/15/49	95	74,591
5.75%, 08/15/42	75	74,435
Willis North America, Inc.
2.95%, 09/15/29	346	331,017
3.88%, 09/15/49	302	225,140
4.50%, 09/15/28	173	174,096
4.55%, 03/15/31	175	175,161
5.05%, 09/15/48	151	136,483
5.15%, 03/15/36	115	115,259
5.35%, 05/15/33	20	20,602
5.90%, 03/05/54	260	257,474
XL Group Ltd., 5.25%, 12/15/43	765	735,556
		49,314,226
Internet — 1.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	230,473
2.70%, 02/09/41	90	68,461
3.15%, 02/09/51	503	347,839
3.25%, 02/09/61	308	203,206
4.00%, 12/06/37	305	284,686
4.20%, 12/06/47	319	269,908
4.40%, 12/06/57	305	257,561
4.50%, 11/28/34	206	206,268
Alphabet, Inc.
2.05%, 08/15/50	228	125,740
2.25%, 08/15/60	368	193,219
5.45%, 11/15/55	45	44,709
5.65%, 02/15/56	900	920,366
5.70%, 11/15/75	605	604,625
5.75%, 02/15/66	355	361,468
Amazon.com, Inc.
2.50%, 06/03/50	708	428,619
2.70%, 06/03/60	1,025	579,201
3.10%, 05/12/51	587	398,797
3.25%, 05/12/61	527	338,957
3.88%, 08/22/37	443	410,997
3.95%, 04/13/52	515	406,588
4.05%, 08/22/47	626	517,193
4.10%, 04/13/62	270	207,762
4.25%, 08/22/57	753	607,167
4.70%, 12/01/32	215	222,303
4.80%, 12/05/34	370	383,464
4.95%, 12/05/44(a)	295	286,065
Baidu, Inc., 2.38%, 08/23/31	200	184,352
eBay, Inc.
2.70%, 03/11/30	170	161,101
3.65%, 05/10/51	384	285,350
4.00%, 07/15/42	299	249,594
Meta Platforms, Inc.
4.45%, 08/15/52	305	250,233
4.65%, 08/15/62	462	374,783
5.40%, 08/15/54	410	386,918
93
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.55%, 08/15/64	$775	$729,770
5.60%, 05/15/53	5	4,863
5.63%, 11/15/55(a)	1,120	1,096,284
5.75%, 05/15/63	511	496,676
5.75%, 11/15/65	1,065	1,036,769
Uber Technologies, Inc.
4.80%, 09/15/35	625	620,773
5.35%, 09/15/54	455	433,888
		15,216,996
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55(a)	482	307,279
3.95%, 05/01/28(a)	100	100,246
4.40%, 05/01/48	130	112,292
5.20%, 08/01/43	245	241,698
6.40%, 12/01/37(a)	238	268,647
Steel Dynamics, Inc.
3.25%, 10/15/50	141	96,215
3.45%, 04/15/30	46	44,739
4.00%, 12/15/28	150	150,097
5.25%, 05/15/35	140	143,600
5.38%, 08/15/34	30	31,171
5.75%, 05/15/55	95	94,611
		1,590,595
Leisure Time — 0.0%
Brunswick Corp.
4.40%, 09/15/32(a)	107	103,991
5.10%, 04/01/52	15	12,106
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	661	528,964
		645,061
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	62	60,620
3.70%, 01/15/31	122	117,538
5.85%, 08/01/34(a)	390	404,342
Hyatt Hotels Corp., 5.75%, 04/23/30	81	85,100
Las Vegas Sands Corp., 6.20%, 08/15/34	80	84,480
Marriott International, Inc./MD
5.55%, 10/15/28	20	20,762
Series AA, 4.65%, 12/01/28	80	81,263
Series FF, 4.63%, 06/15/30	262	266,829
Series GG, 3.50%, 10/15/32	242	228,283
Series X, 4.00%, 04/15/28	15	15,030
Sands China Ltd.
2.85%, 03/08/29	425	406,423
3.25%, 08/08/31	404	375,914
4.38%, 06/18/30	206	203,741
5.40%, 08/08/28	555	566,614
		2,916,939
Machinery — 1.7%
AGCO Corp., 5.80%, 03/21/34	562	594,118
Caterpillar Financial Services Corp.
4.15%, 01/08/31	50	50,407
4.40%, 03/03/28	50	50,694
4.70%, 11/15/29	40	41,212
Caterpillar, Inc.
2.60%, 09/19/29	5	4,807
2.60%, 04/09/30	133	126,825
3.25%, 09/19/49	122	88,723
3.25%, 04/09/50(a)	100	72,712
Security	Par (000)	Value
Machinery (continued)
3.80%, 08/15/42	$271	$231,583
4.30%, 05/15/44	196	175,149
4.75%, 05/15/64	608	543,563
5.20%, 05/15/35(a)	95	99,522
5.20%, 05/27/41	265	271,574
5.30%, 09/15/35(a)	160	170,861
6.05%, 08/15/36(a)	205	231,460
CNH Industrial Capital LLC
4.38%, 03/07/31	1,275	1,273,425
4.50%, 10/08/27	70	70,477
4.50%, 10/16/30	1,715	1,727,904
4.55%, 04/10/28	1,030	1,039,959
4.75%, 03/21/28	125	126,677
5.10%, 04/20/29	1,475	1,516,834
5.50%, 01/12/29	1,076	1,116,351
CNH Industrial NV, 3.85%, 11/15/27	2,228	2,222,991
Deere & Co.
2.88%, 09/07/49(a)	135	93,015
3.10%, 04/15/30	237	230,063
3.75%, 04/15/50	144	115,013
3.90%, 06/09/42	54	47,380
5.38%, 10/16/29	70	73,780
5.45%, 01/16/35	110	117,434
5.70%, 01/19/55(a)	315	333,580
7.13%, 03/03/31(a)	170	194,788
Dover Corp.
2.95%, 11/04/29	40	38,546
5.38%, 10/15/35	150	160,392
5.38%, 03/01/41	15	15,598
Flowserve Corp.
2.80%, 01/15/32	30	27,287
3.50%, 10/01/30	309	298,291
IDEX Corp., 2.63%, 06/15/31	260	238,577
Ingersoll Rand, Inc., 5.70%, 06/15/54	105	106,720
John Deere Capital Corp.
1.75%, 03/09/27	52	50,999
2.45%, 01/09/30(a)	55	52,459
2.80%, 07/18/29(a)	100	96,845
3.05%, 01/06/28	95	94,013
3.45%, 03/07/29	165	163,596
3.90%, 06/07/32	405	401,361
4.35%, 09/15/32	410	415,020
4.38%, 10/15/30(a)	75	76,297
4.95%, 07/14/28	20	20,554
5.10%, 04/11/34	272	284,324
5.15%, 09/08/33	415	438,556
Series 1, 5.05%, 06/12/34	684	712,865
nVent Finance SARL, 4.55%, 04/15/28	57	57,455
Oshkosh Corp.
3.10%, 03/01/30	1,323	1,271,532
4.60%, 05/15/28	1,267	1,279,479
Otis Worldwide Corp.
3.36%, 02/15/50(a)	89	63,881
5.25%, 08/16/28	55	56,725
Rockwell Automation, Inc.
2.80%, 08/15/61	205	119,851
3.50%, 03/01/29	70	69,218
4.20%, 03/01/49(a)	112	94,981
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	51	51,794
Schedule of Investments
94

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Xylem, Inc.
1.95%, 01/30/28	$2,150	$2,075,331
2.25%, 01/30/31(a)	1,816	1,660,429
		23,545,857
Manufacturing — 1.0%
3M Co.
2.38%, 08/26/29	453	430,057
2.88%, 10/15/27	2,795	2,757,062
3.05%, 04/15/30	948	912,720
3.63%, 09/14/28	1,305	1,298,651
4.80%, 03/15/30	505	519,143
5.15%, 03/15/35	1,035	1,068,966
5.70%, 03/15/37(a)	720	769,064
Eaton Corp.
3.10%, 09/15/27	56	55,514
3.92%, 09/15/47	16	13,304
4.00%, 11/02/32	149	147,899
4.15%, 11/02/42	186	164,688
4.70%, 08/23/52(a)	70	63,826
Illinois Tool Works, Inc., 3.90%, 09/01/42	114	98,965
Parker-Hannifin Corp.
3.25%, 06/14/29	73	71,551
4.00%, 06/14/49	237	194,733
4.10%, 03/01/47	63	53,314
4.20%, 11/21/34	71	70,074
4.45%, 11/21/44	71	63,678
6.25%, 05/15/38	82	92,881
Pentair Finance SARL
4.50%, 07/01/29	1,021	1,030,647
5.90%, 07/15/32	1,625	1,741,672
Teledyne Technologies, Inc.
2.25%, 04/01/28	277	267,963
2.75%, 04/01/31	1,946	1,818,704
Textron, Inc.
3.00%, 06/01/30	27	25,842
3.65%, 03/15/27	10	9,967
		13,740,885
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31	75	68,184
3.70%, 04/01/51	400	258,922
3.85%, 04/01/61	437	264,019
3.90%, 06/01/52	463	304,150
3.95%, 06/30/62	361	220,635
4.40%, 04/01/33	235	223,673
4.40%, 12/01/61	480	321,634
4.80%, 03/01/50	523	398,762
5.13%, 07/01/49	191	151,776
5.25%, 04/01/53(a)	259	209,223
5.38%, 04/01/38	208	193,138
5.38%, 05/01/47	596	497,460
5.50%, 04/01/63	244	194,219
5.75%, 04/01/48	496	430,644
6.38%, 10/23/35	544	567,987
6.48%, 10/23/45	725	689,592
6.83%, 10/23/55	286	281,134
Comcast Corp.
2.45%, 08/15/52	612	332,683
2.65%, 02/01/30	115	109,386
Security	Par (000)	Value
Media (continued)
2.65%, 08/15/62	$437	$226,641
2.80%, 01/15/51	305	181,437
2.89%, 11/01/51	861	519,822
2.94%, 11/01/56	1,079	628,697
2.99%, 11/01/63	938	521,415
3.20%, 07/15/36	114	98,949
3.25%, 11/01/39	134	106,855
3.40%, 07/15/46	211	150,580
3.45%, 02/01/50	366	250,998
3.75%, 04/01/40	86	72,490
3.90%, 03/01/38	70	62,189
3.97%, 11/01/47	428	328,422
4.00%, 08/15/47	216	167,342
4.00%, 03/01/48	234	180,361
4.00%, 11/01/49	472	357,137
4.05%, 11/01/52(a)	449	337,246
4.20%, 08/15/34	10	9,694
4.25%, 10/15/30	25	25,210
4.25%, 01/15/33	65	64,337
4.40%, 08/15/35(a)	5	4,849
4.60%, 10/15/38	230	217,065
4.60%, 08/15/45	221	192,376
4.65%, 07/15/42	385	345,539
4.70%, 10/15/48	546	466,132
4.75%, 03/01/44	250	223,429
4.95%, 10/15/58	433	370,095
5.17%, 01/15/37(d)	110	110,776
5.50%, 05/15/64(a)	229	210,946
5.65%, 06/15/35(a)	45	47,928
6.45%, 03/15/37	448	500,894
6.50%, 11/15/35	295	332,612
6.55%, 07/01/39	150	167,313
6.95%, 08/15/37	281	325,525
7.05%, 03/15/33	100	115,422
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	895	819,942
Fox Corp.
4.71%, 01/25/29	41	41,620
5.48%, 01/25/39	234	232,612
5.58%, 01/25/49(a)	409	387,440
6.50%, 10/13/33	50	54,818
NBCUniversal Media LLC
4.45%, 01/15/43	75	64,996
5.95%, 04/01/41	125	130,094
6.40%, 04/30/40	150	165,009
Paramount Global
4.20%, 06/01/29	42	40,410
4.20%, 05/19/32	82	72,210
4.38%, 03/15/43	216	135,479
4.60%, 01/15/45	113	71,213
4.85%, 07/01/42	115	78,003
4.90%, 08/15/44	49	31,476
4.95%, 01/15/31	274	256,276
4.95%, 05/19/50	220	138,965
5.25%, 04/01/44	104	70,639
5.50%, 05/15/33	323	291,043
5.85%, 09/01/43	291	215,516
5.90%, 10/15/40	67	54,806
6.88%, 04/30/36	253	229,820
7.88%, 07/30/30	64	67,405
95
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	$260	$304,527
Time Warner Cable LLC
5.50%, 09/01/41	253	226,628
5.88%, 11/15/40	308	289,181
6.55%, 05/01/37	320	329,726
6.75%, 06/15/39	356	365,035
7.30%, 07/01/38	328	355,205
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	256	181,519
4.13%, 06/01/44	261	222,666
4.38%, 08/16/41	190	173,526
Series B, 7.00%, 03/01/32	30	34,390
Series E, 4.13%, 12/01/41	123	109,114
Walt Disney Co.(The)
2.00%, 09/01/29	16	15,087
2.75%, 09/01/49	646	415,504
3.60%, 01/13/51(a)	575	432,074
3.70%, 03/23/27	10	10,003
3.80%, 05/13/60	797	588,542
4.63%, 03/23/40	30	29,000
4.70%, 03/23/50(a)	420	378,324
4.75%, 09/15/44	125	115,942
4.75%, 11/15/46	203	186,194
4.95%, 10/15/45	194	183,992
5.40%, 10/01/43(a)	244	248,721
6.15%, 03/01/37	120	134,440
6.15%, 02/15/41	109	119,916
6.20%, 12/15/34	10	11,308
6.40%, 12/15/35	40	45,466
6.55%, 03/15/33	51	58,052
6.65%, 11/15/37	248	286,126
7.75%, 12/01/45	260	333,614
		23,471,558
Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.
5.00%, 10/01/44	70	65,117
5.25%, 10/01/54	100	96,298
		161,415
Mining — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	333	324,073
3.75%, 10/01/30	255	246,483
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	300	264,317
5.00%, 09/30/43	40	38,749
5.50%, 09/08/53	30	30,235
5.75%, 09/05/55	10	10,435
Freeport-McMoRan, Inc.
5.40%, 11/14/34(a)	240	250,687
5.45%, 03/15/43	305	301,599
Newmont Corp.
2.60%, 07/15/32	256	234,952
4.88%, 03/15/42	201	195,216
5.45%, 06/09/44	43	43,601
5.88%, 04/01/35	15	16,286
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	15	12,504
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	122	131,467
Security	Par (000)	Value
Mining (continued)
6.13%, 12/15/33	$227	$250,462
7.25%, 03/15/31	122	139,503
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	221	139,718
5.20%, 11/02/40	231	233,894
7.13%, 07/15/28	90	96,656
Rio Tinto Finance USA PLC
4.13%, 08/21/42	125	109,307
4.75%, 03/22/42	187	177,478
5.13%, 03/09/53	143	135,604
5.75%, 03/14/55(a)	75	77,893
5.88%, 03/14/65	265	276,616
Southern Copper Corp.
5.25%, 11/08/42	121	118,239
5.88%, 04/23/45(a)	255	266,349
6.75%, 04/16/40	136	155,620
7.50%, 07/27/35	199	236,965
		4,514,908
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	337	328,743
3.57%, 12/01/31	388	362,558
4.25%, 04/01/28	170	169,329
		860,630
Oil & Gas — 2.7%
APA Corp.
5.35%, 07/01/49	46	39,935
6.00%, 01/15/37	5	5,166
6.10%, 02/15/35	10	10,466
6.75%, 02/15/55(a)	120	122,038
BP Capital Markets America, Inc.
2.77%, 11/10/50	552	350,549
2.94%, 06/04/51	401	262,284
3.00%, 02/24/50	591	395,229
3.00%, 03/17/52	245	161,049
3.38%, 02/08/61	958	641,334
3.63%, 04/06/30	160	158,283
3.94%, 09/21/28	148	148,509
4.23%, 11/06/28	140	141,433
BP Capital Markets PLC, 3.72%, 11/28/28	95	94,825
Burlington Resources LLC
5.95%, 10/15/36	170	186,124
7.20%, 08/15/31	275	315,346
Chevron Corp., 3.08%, 05/11/50	298	208,577
Chevron USA, Inc.
2.34%, 08/12/50	118	70,747
5.25%, 11/15/43(a)	75	76,462
ConocoPhillips
4.88%, 10/01/47	80	73,341
5.90%, 05/15/38	365	395,421
6.50%, 02/01/39	496	566,302
ConocoPhillips Co.
3.80%, 03/15/52	95	71,866
4.03%, 03/15/62	510	378,761
4.30%, 11/15/44	307	266,281
5.00%, 01/15/35	340	349,582
5.30%, 05/15/53	15	14,232
5.50%, 01/15/55(a)	320	313,925
5.55%, 03/15/54	105	103,428
5.65%, 01/15/65	240	235,416
Schedule of Investments
96

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.70%, 09/15/63	$150	$149,258
5.90%, 10/15/32	252	276,771
5.95%, 03/15/46	195	205,776
6.95%, 04/15/29	522	569,183
Devon Energy Corp.
4.75%, 05/15/42	205	185,705
5.00%, 06/15/45	141	128,214
5.60%, 07/15/41	351	351,678
5.75%, 09/15/54(a)	30	29,192
7.88%, 09/30/31	74	86,558
7.95%, 04/15/32	61	71,846
Diamondback Energy, Inc.
3.50%, 12/01/29	539	527,438
4.25%, 03/15/52	200	160,263
4.40%, 03/24/51(a)	138	114,043
5.40%, 04/18/34	25	25,999
5.55%, 04/01/35	195	204,052
5.75%, 04/18/54	235	229,251
5.90%, 04/18/64	426	417,354
6.25%, 03/15/53	106	110,258
Eni USA, Inc., 7.30%, 11/15/27	240	253,243
EOG Resources, Inc.
3.90%, 04/01/35	62	58,524
4.38%, 04/15/30	88	89,223
4.95%, 04/15/50	243	220,820
5.95%, 07/15/55	30	31,308
EQT Corp.
5.00%, 01/15/29	240	244,612
5.75%, 02/01/34	328	347,485
7.00%, 02/01/30	351	384,106
Exxon Mobil Corp.
3.10%, 08/16/49	423	296,181
3.45%, 04/15/51	753	553,288
3.48%, 03/19/30	60	59,223
4.11%, 03/01/46	390	332,554
4.23%, 03/19/40	347	323,297
4.33%, 03/19/50	635	544,297
Hess Corp.
4.30%, 04/01/27	1,498	1,503,621
5.60%, 02/15/41	93	97,752
6.00%, 01/15/40	121	132,301
7.13%, 03/15/33	433	505,901
7.30%, 08/15/31	657	758,737
7.88%, 10/01/29	632	716,499
HF Sinclair Corp.
5.50%, 09/01/32	40	40,928
6.25%, 01/15/35	40	42,128
Marathon Petroleum Corp.
3.80%, 04/01/28	325	324,069
4.50%, 04/01/48(a)	98	80,876
4.75%, 09/15/44	149	131,556
5.00%, 09/15/54(a)	75	64,771
6.50%, 03/01/41	366	400,029
Occidental Petroleum Corp.
4.40%, 04/15/46	116	94,949
6.05%, 10/01/54(a)	132	131,490
6.13%, 01/01/31	174	187,165
6.20%, 03/15/40(a)	170	177,539
6.45%, 09/15/36	500	545,062
6.60%, 03/15/46	233	247,693
6.63%, 09/01/30	214	231,714
Security	Par (000)	Value
Oil & Gas (continued)
7.50%, 05/01/31	$255	$290,550
7.88%, 09/15/31	100	116,378
7.95%, 06/15/39	107	129,189
Ovintiv, Inc.
5.65%, 05/15/28	232	240,330
6.25%, 07/15/33	229	247,001
6.50%, 08/15/34	356	390,225
6.50%, 02/01/38	252	272,465
6.63%, 08/15/37	165	180,658
7.10%, 07/15/53(a)	10	11,158
7.20%, 11/01/31	599	671,206
7.38%, 11/01/31	987	1,114,168
8.13%, 09/15/30	260	299,227
Phillips 66
3.30%, 03/15/52(a)	124	83,229
3.90%, 03/15/28	206	205,782
4.65%, 11/15/34	338	335,392
4.88%, 11/15/44	467	421,245
5.88%, 05/01/42	352	362,009
Phillips 66 Co.
5.30%, 06/30/33	430	446,804
5.50%, 03/15/55	150	142,102
5.65%, 06/15/54(a)	170	163,901
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	80	81,048
Shell Finance U.S., Inc.
3.00%, 11/26/51(a)(d)	555	367,144
3.13%, 11/07/49(d)	345	238,225
3.25%, 04/06/50(a)	380	267,822
4.13%, 05/11/35	607	591,372
6.38%, 12/15/38(d)	587	665,680
Shell International Finance BV
3.25%, 04/06/50	40	28,077
4.00%, 05/10/46	85	70,812
4.13%, 05/11/35(a)	285	286,539
4.38%, 05/11/45	15	13,162
6.38%, 12/15/38(a)	195	220,800
TotalEnergies Capital International SA
2.83%, 01/10/30	260	251,257
2.99%, 06/29/41	117	90,279
3.13%, 05/29/50	677	464,393
3.39%, 06/29/60	647	430,059
3.46%, 02/19/29	86	85,283
3.46%, 07/12/49	318	234,144
TotalEnergies Capital SA
3.88%, 10/11/28	248	249,275
4.72%, 09/10/34	65	66,286
5.15%, 04/05/34	275	288,084
5.28%, 09/10/54	50	48,007
5.43%, 09/10/64	250	238,164
5.49%, 04/05/54	559	553,166
5.64%, 04/05/64	412	407,305
Valero Energy Corp.
3.65%, 12/01/51	299	213,011
4.00%, 04/01/29	91	91,025
4.00%, 06/01/52(a)	89	67,478
4.35%, 06/01/28	71	71,552
4.90%, 03/15/45	83	76,181
6.63%, 06/15/37	516	579,308
7.50%, 04/15/32	295	342,513
97
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd.
4.90%, 05/19/28	$495	$503,469
5.10%, 09/12/34	1,915	1,922,329
5.40%, 05/19/30	840	871,494
5.70%, 09/12/54(a)	235	226,563
		37,477,016
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	529	526,117
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	1,010	984,214
3.34%, 12/15/27	1,718	1,703,895
4.08%, 12/15/47	204	165,685
Halliburton Co.
2.92%, 03/01/30(a)	341	326,693
4.50%, 11/15/41	132	120,179
4.75%, 08/01/43	100	90,797
4.85%, 11/15/35	372	371,904
5.00%, 11/15/45(a)	450	413,015
6.70%, 09/15/38(a)	138	157,387
7.45%, 09/15/39	289	349,117
NOV, Inc.
3.60%, 12/01/29	372	364,745
3.95%, 12/01/42	147	118,790
Schlumberger Investment SA, 2.65%, 06/26/30(a)	499	475,428
		6,167,966
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	108	109,043
5.63%, 05/26/33	155	164,435
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	17	15,980
2.69%, 05/25/31	20	18,478
5.50%, 03/17/35(a)	40	42,081
AptarGroup, Inc.
3.60%, 03/15/32	15	14,311
4.75%, 03/30/31	75	76,112
Berry Global, Inc., 5.65%, 01/15/34(a)	409	432,119
Packaging Corp. of America, 4.05%, 12/15/49	14	11,251
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	280	283,288
Sonoco Products Co.
3.13%, 05/01/30	44	42,029
5.75%, 11/01/40(a)	115	119,242
WestRock MWV LLC, 8.20%, 01/15/30	98	112,193
WRKCo, Inc.
3.00%, 06/15/33(a)	210	189,506
4.00%, 03/15/28	20	20,028
4.20%, 06/01/32	60	58,894
		1,708,990
Pharmaceuticals — 4.4%
AbbVie, Inc.
3.78%, 03/03/28	355	355,489
4.05%, 11/21/39	700	633,288
4.13%, 03/15/31	265	265,816
4.25%, 11/14/28	379	383,543
4.25%, 11/21/49	1,310	1,101,726
4.30%, 05/14/36	437	423,544
4.40%, 03/15/33	475	477,060
4.40%, 11/06/42	700	634,322
4.45%, 05/14/46	522	462,608
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 05/14/35	$838	$830,399
4.70%, 05/14/45	858	786,397
4.75%, 03/15/36	300	301,651
4.85%, 06/15/44	99	93,085
4.88%, 03/15/30	165	170,614
4.88%, 11/14/48	488	450,365
5.20%, 03/15/35	160	166,665
5.40%, 03/15/54	382	375,095
5.50%, 03/15/64	870	856,341
5.55%, 03/15/56	135	135,789
5.60%, 03/15/55	220	222,400
5.65%, 03/15/66	400	401,421
Astrazeneca Finance LLC
4.88%, 03/03/33	398	413,647
5.00%, 02/26/34	35	36,413
AstraZeneca PLC
3.13%, 06/12/27	825	820,044
4.00%, 01/17/29	645	649,333
4.00%, 09/18/42	330	287,635
4.38%, 11/16/45	336	299,860
4.38%, 08/17/48	180	159,178
6.45%, 09/15/37	778	891,230
Bristol-Myers Squibb Co.
2.55%, 11/13/50	624	376,362
3.25%, 08/01/42	328	257,352
3.70%, 03/15/52	456	340,196
3.90%, 03/15/62	388	285,115
4.25%, 10/26/49	888	738,443
4.35%, 11/15/47	355	303,988
4.50%, 03/01/44	295	266,020
4.55%, 02/20/48	337	295,034
4.63%, 05/15/44	80	73,124
5.00%, 08/15/45	401	382,154
5.55%, 02/22/54	772	765,725
5.65%, 02/22/64	165	165,702
6.40%, 11/15/63	260	288,950
Cardinal Health, Inc.
3.41%, 06/15/27	1,309	1,300,744
4.37%, 06/15/47	227	191,622
4.50%, 09/15/30(a)	150	152,085
4.60%, 03/15/43	104	93,407
4.90%, 09/15/45	294	269,256
5.00%, 11/15/29	165	170,021
5.15%, 09/15/35(a)	415	424,645
5.35%, 11/15/34	660	685,934
5.45%, 02/15/34	780	820,363
5.75%, 11/15/54	195	196,558
Cencora, Inc.
2.70%, 03/15/31	355	330,898
2.80%, 05/15/30(a)	50	47,488
3.45%, 12/15/27	35	34,737
3.95%, 02/13/29	150	150,078
4.25%, 11/15/30	55	55,207
4.25%, 03/01/45	317	273,735
4.30%, 12/15/47	140	120,511
4.60%, 02/13/33	85	85,604
4.90%, 02/13/36(a)	210	211,438
5.13%, 02/15/34	592	613,582
5.65%, 02/13/56	115	115,515
CVS Health Corp.
3.25%, 08/15/29	60	58,341
Schedule of Investments
98

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.13%, 04/01/40	$120	$104,212
4.25%, 04/01/50	206	162,841
4.30%, 03/25/28	30	30,171
4.78%, 03/25/38	1,075	1,025,877
4.88%, 07/20/35	210	208,406
5.05%, 03/25/48	1,805	1,608,941
5.13%, 07/20/45	883	807,225
5.25%, 02/21/33	379	393,139
5.30%, 06/01/33	150	155,398
5.30%, 12/05/43	292	275,227
5.63%, 02/21/53	370	352,112
5.88%, 06/01/53	230	225,186
6.00%, 06/01/63	374	365,450
6.13%, 09/15/39(a)	286	303,116
Eli Lilly & Co.
2.50%, 09/15/60	845	465,824
3.38%, 03/15/29	67	66,332
3.70%, 03/01/45	206	167,331
3.95%, 05/15/47	240	198,728
3.95%, 03/15/49	530	432,505
4.15%, 03/15/59	474	381,387
4.95%, 02/27/63	68	61,765
5.00%, 02/09/54	144	135,348
5.05%, 08/14/54	145	136,752
5.10%, 02/09/64	390	362,159
5.20%, 08/14/64	160	150,777
5.50%, 02/12/55	40	40,295
5.55%, 03/15/37(a)	192	208,259
5.60%, 02/12/65	65	65,580
5.65%, 10/15/65	30	30,354
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5	4,931
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	110	110,489
4.20%, 03/18/43	95	85,172
4.50%, 04/15/30	50	51,170
4.88%, 04/15/35	50	50,997
5.38%, 04/15/34	100	107,058
6.38%, 05/15/38	614	700,317
Johnson & Johnson
2.45%, 09/01/60	786	439,697
3.50%, 01/15/48	160	125,108
3.70%, 03/01/46	398	326,886
3.75%, 03/03/47	357	291,135
4.38%, 12/05/33	32	32,586
4.50%, 09/01/40	236	230,152
4.50%, 12/05/43	222	209,972
4.85%, 05/15/41	208	208,633
4.95%, 05/15/33	62	65,744
5.85%, 07/15/38	216	240,538
5.95%, 08/15/37	203	227,740
McKesson Corp.
3.95%, 02/16/28	175	175,294
4.65%, 05/30/30	95	97,218
4.95%, 05/30/32(a)	100	103,959
5.10%, 07/15/33	704	735,005
5.25%, 05/30/35(a)	95	99,662
Mead Johnson Nutrition Co., 4.60%, 06/01/44	260	236,674
Merck & Co., Inc.
2.45%, 06/24/50	200	119,926
2.75%, 12/10/51	494	310,158
2.90%, 12/10/61	796	471,443
Security	Par (000)	Value
Pharmaceuticals (continued)
3.40%, 03/07/29	$110	$108,961
3.60%, 09/15/42	380	313,465
3.70%, 02/10/45	709	572,166
3.90%, 03/07/39(a)	27	24,539
4.00%, 03/07/49	222	180,370
4.15%, 05/18/43	427	374,735
4.30%, 05/17/30(a)	25	25,386
4.50%, 05/17/33(a)	275	279,828
5.15%, 05/17/63	375	348,456
5.70%, 12/04/65	110	110,459
6.50%, 12/01/33	332	378,317
6.55%, 09/15/37	172	198,691
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	210	231,221
5.95%, 12/01/28	150	158,613
Mylan, Inc., 5.20%, 04/15/48	99	81,846
Novartis Capital Corp.
2.20%, 08/14/30	180	167,816
2.75%, 08/14/50	577	377,928
3.80%, 09/18/29	800	800,538
4.00%, 09/18/31(a)	215	215,683
4.00%, 11/20/45	280	238,994
4.10%, 11/05/30	55	55,339
4.20%, 09/18/34	1,530	1,517,445
4.40%, 05/06/44	251	228,242
4.60%, 11/05/35(a)	1,525	1,532,820
4.70%, 09/18/54	600	542,276
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	841	858,436
5.30%, 05/19/53	927	888,048
5.34%, 05/19/63	1,338	1,254,841
Pfizer, Inc.
2.70%, 05/28/50(a)	703	450,050
4.00%, 12/15/36(a)	100	94,791
4.00%, 03/15/49	353	286,192
4.13%, 12/15/46(a)	251	210,539
4.20%, 09/15/48	242	203,678
4.40%, 05/15/44(a)	35	31,779
7.20%, 03/15/39	242	292,183
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	536	367,776
3.38%, 07/09/60	657	431,511
5.00%, 11/26/28	130	133,070
5.65%, 07/05/44	200	204,693
5.80%, 07/05/64	235	236,681
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	109	91,867
Viatris, Inc., 4.00%, 06/22/50	507	346,955
Zoetis, Inc.
2.00%, 05/15/30	1,611	1,486,958
3.00%, 09/12/27	1,371	1,355,458
3.00%, 05/15/50(a)	55	37,247
3.90%, 08/20/28	550	550,551
3.95%, 09/12/47	256	210,742
4.15%, 08/17/28	150	151,132
4.45%, 08/20/48(a)	101	88,458
4.70%, 02/01/43	558	518,352
5.00%, 08/17/35(a)	1,395	1,422,345
5.60%, 11/16/32	1,193	1,277,518
		61,349,238
Pipelines — 4.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29	129	131,421
99
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	$1,151	$1,002,258
3.70%, 11/15/29	1,784	1,758,665
5.13%, 06/30/27	348	351,327
Cheniere Energy Partners LP
3.25%, 01/31/32	248	231,289
4.00%, 03/01/31	56	54,919
4.50%, 10/01/29	165	165,883
5.95%, 06/30/33	281	301,259
Cheniere Energy, Inc.
4.63%, 10/15/28	3,238	3,236,711
5.65%, 04/15/34	1,725	1,813,909
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	31	31,510
DCP Midstream Operating LP
5.13%, 05/15/29	85	87,412
5.60%, 04/01/44	75	74,290
8.13%, 08/16/30	61	70,954
Enbridge Energy Partners LP
5.50%, 09/15/40	25	25,306
7.38%, 10/15/45	209	247,202
Series B, 7.50%, 04/15/38(a)	167	199,978
Enbridge, Inc.
2.50%, 08/01/33	970	846,292
3.13%, 11/15/29	185	178,865
3.40%, 08/01/51	125	87,352
3.70%, 07/15/27	49	48,865
4.00%, 11/15/49	203	159,087
4.20%, 11/20/28	150	150,849
4.50%, 02/15/31(a)	150	151,462
4.50%, 06/10/44	169	147,023
4.60%, 06/20/28	75	76,033
4.90%, 06/20/30	140	144,060
5.20%, 11/20/35	150	152,961
5.50%, 12/01/46(a)	177	175,156
5.63%, 04/05/34(a)	264	279,195
5.70%, 03/08/33	570	605,708
5.95%, 04/05/54(a)	336	346,521
6.70%, 11/15/53	90	101,165
7.20%, 06/27/54, (5-year CMT + 2.97%)(b)	166	178,870
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(b)	217	231,555
Energy Transfer LP
4.15%, 09/15/29	265	265,642
4.90%, 03/15/35	122	121,665
5.00%, 05/15/44	990	886,322
5.00%, 05/15/50	476	406,835
5.40%, 10/01/47	80	73,719
5.75%, 02/15/33	90	95,547
5.95%, 05/15/54	130	125,423
6.00%, 06/15/48	186	183,509
6.05%, 09/01/54	145	141,989
6.20%, 04/01/55	285	285,235
6.25%, 04/15/49	305	308,381
6.63%, 10/15/36	40	44,685
7.50%, 07/01/38	175	206,061
Enterprise Products Operating LLC
2.80%, 01/31/30	44	42,159
3.13%, 07/31/29(a)	40	39,040
3.30%, 02/15/53	124	84,421
3.70%, 01/31/51	110	82,379
3.95%, 01/31/60	209	155,563
4.20%, 01/31/50	149	122,313
Security	Par (000)	Value
Pipelines (continued)
4.25%, 02/15/48	$130	$108,391
4.45%, 02/15/43	191	171,049
4.80%, 02/01/49	208	186,975
4.85%, 08/15/42	191	180,215
4.85%, 03/15/44	262	244,034
4.90%, 05/15/46	182	168,585
4.95%, 10/15/54	125	112,993
5.10%, 02/15/45	317	302,917
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(b)	252	252,629
5.55%, 02/16/55(a)	90	88,996
5.70%, 02/15/42	135	140,143
5.95%, 02/01/41	166	177,316
6.13%, 10/15/39	128	140,294
6.45%, 09/01/40	174	195,917
7.55%, 04/15/38	166	203,157
Series D, 6.88%, 03/01/33	123	141,289
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(b)	219	219,550
Series H, 6.65%, 10/15/34	34	38,554
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	69	62,785
5.00%, 08/15/42	95	89,690
5.00%, 03/01/43	113	105,431
5.40%, 09/01/44	130	125,812
5.50%, 03/01/44	172	169,014
5.63%, 09/01/41	90	90,593
5.80%, 03/15/35	798	852,633
6.38%, 03/01/41	178	194,424
6.50%, 02/01/37	528	591,320
6.50%, 09/01/39	193	214,020
6.55%, 09/15/40	125	138,925
6.95%, 01/15/38	611	704,716
7.30%, 08/15/33	387	450,600
7.40%, 03/15/31(a)	284	324,622
7.50%, 11/15/40	80	96,916
7.75%, 03/15/32	341	399,324
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	245	221,943
3.25%, 08/01/50	190	127,917
3.60%, 02/15/51	90	64,636
4.30%, 03/01/28	574	578,779
4.80%, 02/01/33	560	569,902
5.00%, 02/01/29(a)	140	144,217
5.05%, 02/15/46	325	299,739
5.10%, 08/01/29	140	144,953
5.15%, 06/01/30	95	98,844
5.20%, 06/01/33(a)	685	714,829
5.20%, 03/01/48	155	144,980
5.30%, 12/01/34	566	587,028
5.40%, 02/01/34	365	383,300
5.45%, 08/01/52	165	156,726
5.55%, 06/01/45	515	508,860
5.85%, 06/01/35	550	590,843
5.95%, 08/01/54	270	275,899
7.75%, 01/15/32	583	685,086
7.80%, 08/01/31	338	395,599
MPLX LP
4.00%, 03/15/28	159	159,077
4.25%, 12/01/27	186	186,813
4.50%, 04/15/38	263	244,457
Schedule of Investments
100

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.70%, 04/15/48	$354	$298,983
4.80%, 02/15/29	167	170,233
4.90%, 04/15/58	227	188,885
4.95%, 03/14/52	141	121,440
5.20%, 03/01/47	362	330,443
5.50%, 02/15/49	386	362,025
5.95%, 04/01/55	55	53,975
6.20%, 09/15/55	155	157,417
Northwest Pipeline LLC, 4.00%, 04/01/27	25	25,006
ONEOK Partners LP
6.13%, 02/01/41	130	136,756
6.20%, 09/15/43	296	306,908
6.65%, 10/01/36	367	407,859
6.85%, 10/15/37	338	380,032
ONEOK, Inc.
3.10%, 03/15/30	393	376,433
3.25%, 06/01/30	275	263,967
3.40%, 09/01/29	272	265,979
3.95%, 03/01/50	140	103,155
4.00%, 07/13/27	545	545,418
4.20%, 10/03/47	80	63,125
4.25%, 09/15/46	127	101,424
4.35%, 03/15/29	480	482,985
4.45%, 09/01/49(a)	43	35,486
4.50%, 03/15/50	72	59,616
4.55%, 07/15/28	982	992,774
4.85%, 02/01/49	105	90,289
4.95%, 10/15/32	115	116,924
4.95%, 07/13/47	97	86,089
5.05%, 11/01/34	1,080	1,083,848
5.15%, 10/15/43	43	39,809
5.38%, 06/01/29	840	870,231
5.40%, 10/15/35	125	127,405
5.65%, 11/01/28	235	244,308
5.65%, 09/01/34	648	676,551
5.70%, 11/01/54	420	395,836
5.80%, 11/01/30	70	74,193
5.85%, 11/01/64	140	132,761
6.00%, 06/15/35	200	213,031
6.05%, 09/01/33	493	529,459
6.10%, 11/15/32	348	375,658
6.25%, 10/15/55	395	399,455
6.35%, 01/15/31	320	346,559
6.63%, 09/01/53	150	159,028
7.15%, 01/15/51	65	73,076
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	136,229
5.15%, 06/01/42	89	83,173
6.65%, 01/15/37	231	255,352
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	524	525,969
4.50%, 05/15/30	161	162,768
Spectra Energy Partners LP
4.50%, 03/15/45	306	265,001
5.95%, 09/25/43	258	266,652
Targa Resources Corp.
4.20%, 02/01/33	387	376,008
4.35%, 01/15/29	175	176,319
4.35%, 04/15/31	100	99,994
4.90%, 09/15/30	210	215,504
4.95%, 04/15/52	210	181,313
Security	Par (000)	Value
Pipelines (continued)
5.40%, 07/30/36	$195	$198,592
5.50%, 02/15/35	85	87,942
5.55%, 08/15/35	285	295,367
5.65%, 02/15/36	295	306,822
6.05%, 05/15/56	65	64,844
6.13%, 03/15/33	65	70,314
6.13%, 05/15/55	185	187,072
6.25%, 07/01/52	65	66,533
6.50%, 03/30/34	479	530,338
6.50%, 02/15/53(a)	203	215,340
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	400	388,425
4.88%, 02/01/31	280	283,505
5.50%, 03/01/30	298	303,182
TC PipeLines LP, 3.90%, 05/25/27	286	285,489
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	182,609
7.00%, 10/15/28	161	173,152
7.63%, 04/01/37	95	114,452
Texas Eastern Transmission LP, 7.00%, 07/15/32	504	573,193
TransCanada PipeLines Ltd.
4.10%, 04/15/30	143	142,766
4.25%, 05/15/28(a)	112	112,614
4.63%, 03/01/34	393	390,380
4.88%, 05/15/48	10	8,929
5.10%, 03/15/49(a)	212	202,252
5.60%, 03/31/34	193	204,644
5.85%, 03/15/36	244	260,138
6.10%, 06/01/40	131	141,178
6.20%, 10/15/37(a)	370	402,583
7.25%, 08/15/38	188	220,812
7.63%, 01/15/39	337	409,227
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	136,296
4.00%, 03/15/28	108	108,131
4.45%, 08/01/42	110	98,653
4.60%, 03/15/48	187	163,766
5.40%, 08/15/41	93	92,841
Valero Energy Partners LP, 4.50%, 03/15/28	226	228,082
Western Midstream Operating LP
4.05%, 02/01/30	305	301,252
4.50%, 03/01/28	110	110,829
4.75%, 08/15/28	125	126,812
4.80%, 03/01/31	125	126,088
5.25%, 02/01/50	223	193,721
5.30%, 03/01/48	161	142,116
5.45%, 11/15/34	188	191,160
5.45%, 04/01/44	85	78,412
5.50%, 12/15/35(a)	85	85,755
5.50%, 08/15/48	80	72,282
6.15%, 04/01/33	727	777,291
Williams Companies, Inc.(The)
3.75%, 06/15/27	40	39,910
4.63%, 06/30/30	175	178,066
4.85%, 03/01/48	250	221,805
4.90%, 01/15/45	157	143,460
5.10%, 09/15/45	223	208,532
5.15%, 03/15/34	415	425,296
5.15%, 03/15/36	350	353,888
5.30%, 09/30/35	260	266,895
101
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 08/15/52	$65	$60,624
5.40%, 03/04/44	170	165,217
5.60%, 03/15/35	230	241,617
5.65%, 03/15/33	140	148,087
5.75%, 06/24/44	85	86,149
5.80%, 11/15/43	158	159,325
5.80%, 11/15/54(a)	223	222,079
5.95%, 03/15/56	320	324,852
6.00%, 03/15/55	156	159,956
6.30%, 04/15/40	302	329,306
8.75%, 03/15/32	116	141,415
Series A, 7.50%, 01/15/31	155	177,068
		61,403,300
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	90	87,785
Real Estate — 0.2%
CBRE Services, Inc.
2.50%, 04/01/31	831	759,057
4.80%, 06/15/30	95	96,839
4.90%, 01/15/33	125	126,468
5.50%, 04/01/29(a)	531	551,475
5.50%, 06/15/35	615	636,346
5.95%, 08/15/34	590	630,701
		2,800,886
Real Estate Investment Trusts — 4.7%
Agree LP
2.60%, 06/15/33	115	100,257
4.80%, 10/01/32	20	20,314
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	373	309,885
2.00%, 05/18/32	198	169,947
2.75%, 12/15/29	58	55,055
2.95%, 03/15/34	145	126,174
3.38%, 08/15/31	15	14,127
3.55%, 03/15/52	90	64,592
3.95%, 01/15/28	148	147,681
4.00%, 02/01/50	219	168,410
4.50%, 07/30/29	283	285,312
4.85%, 04/15/49	165	144,231
American Assets Trust LP, 3.38%, 02/01/31	404	371,781
American Homes 4 Rent LP
3.38%, 07/15/51(a)	40	26,898
3.63%, 04/15/32(a)	180	170,799
4.30%, 04/15/52	27	21,282
4.90%, 02/15/29	31	31,564
American Tower Corp.
1.88%, 10/15/30	325	293,199
2.10%, 06/15/30	363	333,081
2.30%, 09/15/31	416	374,188
2.70%, 04/15/31	390	362,028
2.90%, 01/15/30	436	416,471
2.95%, 01/15/51(a)	390	251,932
3.10%, 06/15/50	271	181,810
3.55%, 07/15/27(a)	390	387,813
3.60%, 01/15/28	535	531,136
3.70%, 10/15/49	265	200,364
3.80%, 08/15/29(a)	482	477,400
3.95%, 03/15/29	152	151,466
4.70%, 12/15/32(a)	90	90,902
4.90%, 03/15/30	225	231,209
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 01/31/30	$30	$30,885
5.35%, 03/15/35	780	808,942
5.40%, 01/31/35	335	348,185
5.45%, 02/15/34	197	206,099
5.55%, 07/15/33	398	419,934
5.90%, 11/15/33	255	275,022
AvalonBay Communities, Inc.
2.30%, 03/01/30	42	39,350
3.20%, 01/15/28	38	37,703
3.30%, 06/01/29	67	65,752
3.90%, 10/15/46	91	74,141
4.15%, 07/01/47(a)	85	71,744
4.35%, 04/15/48	15	12,971
5.00%, 02/15/33	295	305,403
Boston Properties LP
2.45%, 10/01/33	635	525,428
2.55%, 04/01/32	316	277,640
2.90%, 03/15/30	121	114,196
3.25%, 01/30/31(a)	442	416,276
3.40%, 06/21/29(a)	189	184,101
4.50%, 12/01/28	448	451,763
5.75%, 01/15/35	225	229,279
6.50%, 01/15/34	213	228,183
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	95	86,286
3.90%, 03/15/27	108	107,864
4.05%, 07/01/30	112	110,998
4.13%, 05/15/29	178	178,243
5.75%, 02/15/35	100	105,798
Camden Property Trust
2.80%, 05/15/30	19	18,059
3.15%, 07/01/29	52	50,607
3.35%, 11/01/49	19	13,657
4.10%, 10/15/28	31	31,171
COPT Defense Properties LP
2.00%, 01/15/29	475	448,458
2.75%, 04/15/31	166	153,290
2.90%, 12/01/33	71	61,621
Cousins Properties LP, 5.88%, 10/01/34	120	125,714
Crown Castle, Inc.
2.10%, 04/01/31	372	331,848
2.25%, 01/15/31	273	246,788
2.50%, 07/15/31	377	340,826
3.10%, 11/15/29	185	177,612
3.25%, 01/15/51	354	238,388
3.30%, 07/01/30	417	399,242
3.65%, 09/01/27	242	240,905
3.80%, 02/15/28	1,504	1,497,888
4.00%, 03/01/27	138	137,958
4.00%, 11/15/49	242	186,273
4.15%, 07/01/50	233	184,967
4.30%, 02/15/29	1,044	1,048,446
4.75%, 05/15/47	270	237,084
4.80%, 09/01/28	208	211,467
5.00%, 01/11/28	530	538,901
5.10%, 05/01/33	634	646,458
5.20%, 02/15/49	146	133,804
5.60%, 06/01/29	365	380,236
5.80%, 03/01/34	232	245,924
Schedule of Investments
102

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
2.50%, 02/15/32	$140	$125,664
4.38%, 02/15/29	30	30,245
Digital Realty Trust LP
3.60%, 07/01/29	3,050	3,010,575
3.70%, 08/15/27	3,222	3,210,110
4.45%, 07/15/28	3,170	3,201,274
5.55%, 01/15/28(a)	1,986	2,042,595
DOC DR LLC
2.63%, 11/01/31	80	72,688
3.95%, 01/15/28	99	98,887
4.30%, 03/15/27	70	70,153
EPR Properties
3.60%, 11/15/31	50	46,954
4.95%, 04/15/28	210	212,415
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	2,010	2,008,382
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	825	834,044
5.50%, 06/15/34	1,160	1,210,795
Equinix, Inc.
1.55%, 03/15/28	190	181,067
1.80%, 07/15/27	101	98,105
2.00%, 05/15/28	105	100,607
2.15%, 07/15/30	1,557	1,424,365
2.50%, 05/15/31	615	561,008
2.95%, 09/15/51	321	203,648
3.00%, 07/15/50	292	188,912
3.20%, 11/18/29	795	768,208
3.40%, 02/15/52	175	121,037
3.90%, 04/15/32	380	367,909
ERP Operating LP
1.85%, 08/01/31(a)	26	23,194
2.50%, 02/15/30(a)	158	149,624
3.00%, 07/01/29	74	71,917
3.50%, 03/01/28	197	195,677
4.00%, 08/01/47	32	26,307
4.15%, 12/01/28	103	103,689
4.50%, 06/01/45	55	48,792
Essex Portfolio LP
2.65%, 03/15/32	270	243,380
2.65%, 09/01/50	35	21,215
4.00%, 03/01/29	55	54,888
Extra Space Storage LP
2.35%, 03/15/32	130	114,782
2.40%, 10/15/31	115	103,064
3.88%, 12/15/27	49	48,952
4.00%, 06/15/29	14	13,959
Federal Realty OP LP
3.20%, 06/15/29(a)	671	652,974
3.25%, 07/15/27	360	356,643
3.50%, 06/01/30	640	621,837
4.50%, 12/01/44	203	179,980
5.38%, 05/01/28	655	672,933
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	140	127,814
4.00%, 01/15/30	143	139,589
4.00%, 01/15/31	112	107,892
5.30%, 01/15/29	236	240,838
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthcare Realty Holdings LP
2.00%, 03/15/31	$10	$8,867
3.10%, 02/15/30	20	19,147
Healthpeak OP LLC
3.00%, 01/15/30	608	581,607
3.50%, 07/15/29	244	239,226
4.75%, 01/15/33	50	50,209
5.38%, 02/15/35	155	159,705
6.75%, 02/01/41	156	173,505
Highwoods Realty LP
3.05%, 02/15/30	87	81,939
4.20%, 04/15/29	72	71,259
7.65%, 02/01/34	110	125,334
Host Hotels & Resorts LP
5.50%, 04/15/35	315	321,466
5.70%, 07/01/34	10	10,406
Series H, 3.38%, 12/15/29	252	244,114
Series I, 3.50%, 09/15/30	455	436,338
Series J, 2.90%, 12/15/31	114	104,135
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,812
2.70%, 01/15/34	90	77,286
4.15%, 04/15/32	115	111,952
Kilroy Realty LP
2.50%, 11/15/32	347	291,292
3.05%, 02/15/30	245	227,733
4.25%, 08/15/29	391	384,136
4.75%, 12/15/28	45	45,218
Kimco Realty OP LLC
3.70%, 10/01/49	103	78,858
3.80%, 04/01/27	76	76,009
4.13%, 12/01/46	170	144,117
4.25%, 04/01/45	130	111,971
4.45%, 09/01/47	78	67,913
4.60%, 02/01/33	210	211,908
Kite Realty Group Trust, 4.75%, 09/15/30	35	35,722
Mid-America Apartments LP
1.70%, 02/15/31	210	186,587
2.75%, 03/15/30(a)	35	33,395
3.95%, 03/15/29	20	20,007
NNN REIT, Inc.
2.50%, 04/15/30	27	25,306
3.00%, 04/15/52	50	32,098
3.10%, 04/15/50	83	55,324
3.50%, 04/15/51	75	54,195
4.30%, 10/15/28	12	12,082
4.80%, 10/15/48	31	27,935
5.60%, 10/15/33	25	26,386
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(a)	334	301,510
3.38%, 02/01/31	177	166,963
3.63%, 10/01/29	250	243,566
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	14,817
3.15%, 08/15/30	57	52,901
Prologis LP
2.13%, 04/15/27	88	86,431
2.13%, 10/15/50	130	71,411
2.25%, 04/15/30	88	82,398
3.00%, 04/15/50	423	283,013
3.88%, 09/15/28	196	196,098
103
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 02/01/29	$141	$142,873
4.38%, 09/15/48	230	196,469
4.63%, 01/15/33	235	238,430
4.75%, 06/15/33	340	346,191
4.88%, 06/15/28	35	35,810
5.13%, 01/15/34	159	164,674
5.25%, 05/15/35	420	436,962
5.25%, 06/15/53	5	4,833
5.25%, 03/15/54(a)	300	288,950
Public Storage Operating Co.
2.25%, 11/09/31(a)	265	239,808
2.30%, 05/01/31	55	50,431
Realty Income Corp.
1.80%, 03/15/33	185	155,890
2.85%, 12/15/32	315	286,604
3.25%, 01/15/31	115	110,328
3.65%, 01/15/28	35	34,882
4.90%, 07/15/33(a)	95	97,192
5.63%, 10/13/32	380	406,182
Regency Centers LP
2.95%, 09/15/29	114	110,201
4.13%, 03/15/28	90	90,465
4.40%, 02/01/47	158	137,581
4.50%, 03/15/33	35	34,994
4.65%, 03/15/49	117	103,868
5.00%, 07/15/32	35	36,022
5.10%, 01/15/35	50	51,110
Sabra Health Care LP
3.20%, 12/01/31	121	111,920
3.90%, 10/15/29	73	71,885
Simon Property Group LP
2.20%, 02/01/31	160	146,016
2.25%, 01/15/32	240	214,607
2.45%, 09/13/29	245	232,859
2.65%, 07/15/30	30	28,348
2.65%, 02/01/32(a)	100	91,163
3.25%, 09/13/49(a)	371	260,614
3.80%, 07/15/50	51	39,178
4.25%, 10/01/44	230	197,667
4.25%, 11/30/46	156	132,723
4.75%, 03/15/42	155	145,614
5.50%, 03/08/33	353	374,500
6.75%, 02/01/40	218	252,818
Store Capital LLC
2.70%, 12/01/31	115	102,959
4.50%, 03/15/28	25	25,105
Sun Communities Operating LP, 4.20%, 04/15/32	65	63,740
Tanger Properties LP, 3.88%, 07/15/27	15	14,962
UDR, Inc.
1.90%, 03/15/33	260	217,902
2.10%, 08/01/32	20	17,425
2.10%, 06/15/33	65	54,810
3.00%, 08/15/31	80	74,880
3.10%, 11/01/34(a)	33	29,037
3.20%, 01/15/30	41	39,766
4.40%, 01/26/29	36	36,376
Ventas Realty LP
2.50%, 09/01/31	184	167,179
3.00%, 01/15/30	152	145,544
4.00%, 03/01/28	101	100,985
4.38%, 02/01/45	100	86,212
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.40%, 01/15/29	$196	$197,876
4.75%, 11/15/30	275	280,600
4.88%, 04/15/49	180	161,124
5.70%, 09/30/43(a)	106	108,470
VICI Properties LP
4.75%, 02/15/28	517	521,870
4.95%, 02/15/30	259	263,338
5.13%, 05/15/32	410	415,162
5.63%, 05/15/52(a)	190	178,699
6.13%, 04/01/54(a)	45	45,346
Welltower OP LLC
2.05%, 01/15/29	139	132,142
2.75%, 01/15/31	215	202,140
2.75%, 01/15/32	460	424,247
2.80%, 06/01/31	330	308,480
3.10%, 01/15/30	335	323,875
4.13%, 03/15/29	200	201,117
4.25%, 04/15/28	154	155,200
4.50%, 07/01/30	100	101,752
4.95%, 09/01/48	180	170,123
5.13%, 07/01/35	125	128,770
6.50%, 03/15/41	242	274,710
Weyerhaeuser Co.
4.00%, 11/15/29	311	309,552
4.00%, 04/15/30	345	342,314
6.95%, 10/01/27	314	328,295
7.38%, 03/15/32(a)	785	900,279
WP Carey, Inc.
2.25%, 04/01/33	120	102,277
3.85%, 07/15/29	117	116,116
		65,504,698
Retail — 2.4%
AutoNation, Inc.
3.80%, 11/15/27	156	155,410
3.85%, 03/01/32	131	124,977
4.45%, 01/15/29	100	100,712
4.75%, 06/01/30	304	308,387
5.89%, 03/15/35	685	714,537
AutoZone, Inc.
3.75%, 04/18/29	74	73,435
6.55%, 11/01/33	25	27,934
Best Buy Co., Inc.
1.95%, 10/01/30	2,518	2,276,123
4.45%, 10/01/28	2,339	2,364,188
Costco Wholesale Corp., 1.60%, 04/20/30	73	66,836
Darden Restaurants, Inc., 4.55%, 02/15/48	61	51,271
Dollar General Corp.
3.50%, 04/03/30(a)	15	14,589
4.13%, 04/03/50	72	56,958
Dollar Tree, Inc.
3.38%, 12/01/51	90	60,746
4.20%, 05/15/28	50	50,169
Ferguson Enterprises, Inc.
4.35%, 03/15/31	75	75,207
5.00%, 10/03/34	1,030	1,045,950
Genuine Parts Co., 6.88%, 11/01/33(a)	40	44,167
Home Depot, Inc.(The)
1.88%, 09/15/31	125	111,596
2.38%, 03/15/51	140	81,318
2.70%, 04/15/30	262	250,278
2.75%, 09/15/51	270	169,737
Schedule of Investments
104

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.80%, 09/14/27	$325	$321,128
2.95%, 06/15/29	1,296	1,261,865
3.13%, 12/15/49	287	198,350
3.25%, 04/15/32	590	562,963
3.35%, 04/15/50	212	151,902
3.50%, 09/15/56	351	248,638
3.63%, 04/15/52	225	166,941
3.75%, 09/15/28(a)	95	95,475
3.90%, 12/06/28	833	837,282
3.90%, 06/15/47	373	300,414
3.95%, 09/15/30	120	120,448
4.20%, 04/01/43	326	287,077
4.25%, 04/01/46	373	320,638
4.40%, 03/15/45	328	289,977
4.50%, 09/15/32	405	413,141
4.50%, 12/06/48	337	294,621
4.65%, 09/15/35	200	199,906
4.88%, 02/15/44	317	300,718
4.95%, 06/25/34	355	366,664
4.95%, 09/15/52	50	46,127
5.40%, 09/15/40(a)	287	297,770
5.40%, 06/25/64	205	199,079
5.88%, 12/16/36	826	902,321
5.95%, 04/01/41	225	245,183
Lowe's Companies, Inc.
1.70%, 10/15/30	270	242,554
2.63%, 04/01/31	411	381,175
3.00%, 10/15/50	365	236,671
3.65%, 04/05/29	155	153,680
3.70%, 04/15/46	342	263,985
3.75%, 04/01/32	460	445,333
4.05%, 05/03/47	517	415,763
4.25%, 04/01/52	284	227,166
4.38%, 09/15/45	285	243,141
4.45%, 04/01/62	441	349,454
4.50%, 04/15/30	257	261,287
4.55%, 04/05/49	137	117,029
4.65%, 04/15/42	371	343,492
5.00%, 04/15/33	395	407,412
5.00%, 04/15/40(a)	54	53,165
5.13%, 04/15/50	185	169,867
5.50%, 10/15/35	293	308,656
5.63%, 04/15/53(a)	141	138,766
5.80%, 09/15/62	182	180,319
5.85%, 04/01/63	135	134,560
6.50%, 03/15/29	112	120,244
Lowe's Cos., Inc.
3.95%, 10/15/27	300	300,952
4.00%, 10/15/28	300	300,792
4.25%, 03/15/31	300	300,894
4.50%, 10/15/32	300	301,411
4.85%, 10/15/35	300	299,641
McDonald's Corp.
2.13%, 03/01/30	103	96,142
2.63%, 09/01/29	31	29,753
3.60%, 07/01/30	15	14,824
3.63%, 09/01/49	334	251,231
3.70%, 02/15/42	29	24,221
3.80%, 04/01/28	25	25,012
4.20%, 04/01/50	187	154,063
4.45%, 03/01/47	198	172,784
Security	Par (000)	Value
Retail (continued)
4.45%, 09/01/48	$117	$101,349
4.60%, 05/26/45	244	219,308
4.70%, 12/09/35	30	30,305
4.88%, 07/15/40	153	149,795
4.88%, 12/09/45	527	488,564
5.15%, 09/09/52	95	89,529
5.70%, 02/01/39	80	85,989
6.30%, 10/15/37(a)	247	278,723
6.30%, 03/01/38	202	226,555
O'Reilly Automotive, Inc., 4.20%, 04/01/30	49	49,166
Starbucks Corp.
2.25%, 03/12/30	61	56,892
3.35%, 03/12/50	160	112,659
3.50%, 03/01/28	70	69,518
3.50%, 11/15/50	314	226,513
3.75%, 12/01/47(a)	190	146,720
4.30%, 06/15/45	129	111,187
4.45%, 08/15/49(a)	298	254,032
4.50%, 11/15/48	302	259,656
Target Corp.
2.35%, 02/15/30	126	118,942
2.65%, 09/15/30	5	4,727
3.38%, 04/15/29	202	199,792
3.63%, 04/15/46	411	321,535
3.90%, 11/15/47	37	29,810
4.00%, 07/01/42	475	408,759
4.50%, 09/15/32(a)	271	277,207
6.35%, 11/01/32	415	463,940
6.50%, 10/15/37	327	375,602
7.00%, 01/15/38	205	244,074
TJX Companies, Inc.(The)
3.88%, 04/15/30	35	35,010
4.50%, 04/15/50	219	193,255
Tractor Supply Co.
1.75%, 11/01/30	1,972	1,765,710
5.25%, 05/15/33	2,017	2,094,914
		33,608,329
Semiconductors — 3.3%
Analog Devices, Inc.
2.10%, 10/01/31	230	207,072
4.25%, 06/15/28	210	212,301
4.50%, 06/15/30	195	199,313
5.05%, 04/01/34	1,110	1,161,524
5.30%, 04/01/54	30	29,338
Applied Materials, Inc.
1.75%, 06/01/30	657	599,209
2.75%, 06/01/50(a)	295	195,078
3.30%, 04/01/27	1,000	996,020
4.00%, 01/15/31	100	100,021
4.35%, 04/01/47	326	288,331
4.60%, 01/15/36	235	233,732
4.80%, 06/15/29	618	636,506
5.10%, 10/01/35(a)	966	1,004,747
5.85%, 06/15/41	257	278,275
Broadcom, Inc.
2.60%, 02/15/33	145	129,082
3.14%, 11/15/35(d)	861	752,142
3.19%, 11/15/36(d)	529	456,155
3.42%, 04/15/33	456	426,824
3.47%, 04/15/34	572	528,511
3.50%, 02/15/41	485	402,007
105
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 02/15/51	$236	$182,063
4.15%, 11/15/30	103	103,356
4.15%, 04/15/32(d)	110	108,801
4.20%, 10/15/30	55	55,267
4.30%, 01/15/31(a)	70	70,612
4.30%, 11/15/32	309	307,924
4.60%, 07/15/30	185	189,009
4.60%, 01/15/33	150	151,594
4.80%, 10/15/34	65	65,659
4.80%, 02/15/36	360	360,940
4.90%, 02/15/38	375	373,040
4.93%, 05/15/37(d)	680	679,751
4.95%, 01/15/36	60	60,718
5.00%, 04/15/30	353	364,832
5.20%, 07/15/35	410	423,748
5.70%, 01/15/56	100	102,760
Intel Corp.
1.60%, 08/12/28	1,054	996,389
2.00%, 08/12/31	286	253,372
2.45%, 11/15/29(a)	530	499,634
3.05%, 08/12/51(a)	376	236,119
3.10%, 02/15/60	247	141,146
3.15%, 05/11/27	1,094	1,083,248
3.20%, 08/12/61	148	85,700
3.25%, 11/15/49	388	253,773
3.73%, 12/08/47	293	211,761
3.75%, 08/05/27	618	615,929
3.90%, 03/25/30	252	248,981
4.00%, 08/05/29	350	349,050
4.00%, 12/15/32	390	376,725
4.10%, 05/19/46	216	167,684
4.10%, 05/11/47	148	114,120
4.15%, 08/05/32	210	205,276
4.25%, 12/15/42	237	196,508
4.60%, 03/25/40	20	18,174
4.75%, 03/25/50	529	440,348
4.80%, 10/01/41	310	280,261
4.88%, 02/10/28	401	407,305
4.90%, 07/29/45	380	333,416
4.90%, 08/05/52	245	206,686
4.95%, 03/25/60(a)	184	152,393
5.05%, 08/05/62	127	105,571
5.13%, 02/10/30	200	206,232
5.15%, 02/21/34(a)	395	403,264
5.20%, 02/10/33(a)	785	808,528
5.70%, 02/10/53	349	331,076
5.90%, 02/10/63	195	187,151
KLA Corp.
3.30%, 03/01/50	63	44,704
4.95%, 07/15/52(a)	35	32,420
5.00%, 03/15/49	25	23,391
5.25%, 07/15/62	125	117,781
Lam Research Corp.
1.90%, 06/15/30	1,075	986,789
2.88%, 06/15/50	346	227,915
3.13%, 06/15/60	183	115,815
4.00%, 03/15/29	972	976,305
4.88%, 03/15/49	254	236,493
Marvell Technology, Inc.
2.95%, 04/15/31	85	79,442
4.75%, 07/15/30	50	50,977
Security	Par (000)	Value
Semiconductors (continued)
5.45%, 07/15/35	$50	$51,934
5.95%, 09/15/33	80	85,869
Micron Technology, Inc.
2.70%, 04/15/32	253	231,253
3.48%, 11/01/51(a)	314	230,100
5.88%, 02/09/33	135	145,180
NVIDIA Corp.
2.00%, 06/15/31	1,758	1,600,350
2.85%, 04/01/30(a)	2,304	2,216,176
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,870	1,934,789
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	757	693,150
2.65%, 02/15/32	305	275,238
3.13%, 02/15/42	91	67,757
3.15%, 05/01/27	97	96,127
3.25%, 05/11/41	240	184,769
3.25%, 11/30/51	200	134,143
3.40%, 05/01/30	365	353,659
4.30%, 08/19/28	520	523,256
4.30%, 06/18/29(a)	1,003	1,008,927
4.40%, 06/01/27	255	256,282
4.85%, 08/19/32	75	76,101
5.00%, 01/15/33	489	499,232
5.25%, 08/19/35(a)	495	505,586
Qorvo, Inc., 4.38%, 10/15/29	55	54,150
QUALCOMM, Inc.
4.30%, 05/20/47	275	233,067
4.50%, 05/20/52	235	198,784
4.65%, 05/20/35(a)	150	151,560
4.80%, 05/20/45	341	314,182
6.00%, 05/20/53	190	200,877
Texas Instruments, Inc.
1.75%, 05/04/30	934	857,709
1.90%, 09/15/31	735	660,017
2.25%, 09/04/29	1,058	1,006,225
2.70%, 09/15/51(a)	373	232,879
2.90%, 11/03/27	663	655,905
3.65%, 08/16/32	562	546,142
3.88%, 03/15/39	158	142,891
4.15%, 05/15/48	444	372,217
4.50%, 05/23/30	145	148,020
4.60%, 02/15/28(a)	864	878,627
4.60%, 02/08/29	370	379,099
4.85%, 02/08/34	745	769,097
4.90%, 03/14/33	290	300,935
5.10%, 05/23/35	135	140,630
5.15%, 02/08/54	20	19,234
TSMC Arizona Corp.
2.50%, 10/25/31	466	430,886
3.13%, 10/25/41	20	16,843
3.25%, 10/25/51	332	260,507
3.88%, 04/22/27	155	155,033
4.13%, 04/22/29	133	133,888
4.25%, 04/22/32	300	303,997
4.50%, 04/22/52	290	281,120
		46,258,513
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	415	395,974
3.48%, 12/01/27	124	122,924
4.20%, 05/01/30	403	402,403
Schedule of Investments
106

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding (continued)
5.35%, 01/15/30	$50	$51,889
5.75%, 01/15/35(a)	30	32,065
		1,005,255
Software — 3.5%
Adobe, Inc.
2.30%, 02/01/30	3,039	2,849,151
4.80%, 04/04/29	25	25,662
4.95%, 04/04/34	525	536,484
5.30%, 01/17/35	295	307,490
Autodesk, Inc.
2.40%, 12/15/31	1,400	1,253,824
2.85%, 01/15/30	990	943,190
3.50%, 06/15/27	1,103	1,096,399
5.30%, 06/15/35	395	402,097
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31(a)	877	794,979
2.90%, 12/01/29	694	657,107
Cadence Design Systems, Inc.
4.20%, 09/10/27	500	502,416
4.30%, 09/10/29	1,085	1,096,750
4.70%, 09/10/34	1,155	1,163,818
Concentrix Corp., 6.85%, 08/02/33(a)	85	81,873
Fidelity National Information Services, Inc.
4.50%, 08/15/46	32	27,084
5.10%, 07/15/32	550	558,783
Fiserv, Inc.
3.50%, 07/01/29	180	174,867
4.40%, 07/01/49	423	334,924
4.55%, 02/15/31	55	54,843
5.25%, 08/11/35(a)	85	85,007
5.63%, 08/21/33	20	20,705
Intuit, Inc.
1.35%, 07/15/27	500	483,998
1.65%, 07/15/30(a)	960	866,606
5.13%, 09/15/28	695	715,178
5.20%, 09/15/33	1,250	1,293,322
5.50%, 09/15/53(a)	392	370,897
Microsoft Corp.
2.53%, 06/01/50	456	282,846
2.68%, 06/01/60	351	203,569
2.92%, 03/17/52	815	541,840
3.04%, 03/17/62	210	131,790
3.45%, 08/08/36	493	455,269
3.50%, 02/12/35(a)	1,489	1,410,629
3.50%, 11/15/42(a)	121	101,218
3.95%, 08/08/56	438	348,528
4.00%, 02/12/55(a)	466	376,631
4.10%, 02/06/37(a)	520	508,056
4.20%, 11/03/35(a)	225	226,363
4.25%, 02/06/47	299	265,176
4.45%, 11/03/45(a)	240	222,233
4.50%, 10/01/40(a)	150	148,171
4.50%, 02/06/57	356	319,420
5.30%, 02/08/41	250	261,468
Oracle Corp.
2.95%, 04/01/30	115	106,982
3.25%, 05/15/30	192	180,322
3.60%, 04/01/40	520	390,384
3.60%, 04/01/50	735	459,595
3.65%, 03/25/41	30	22,282
3.80%, 11/15/37	207	170,424
Security	Par (000)	Value
Software (continued)
3.85%, 07/15/36	$379	$323,255
3.85%, 04/01/60	787	478,641
3.90%, 05/15/35	432	378,370
3.95%, 03/25/51	619	409,042
4.00%, 07/15/46	741	517,518
4.00%, 11/15/47(a)	545	375,428
4.10%, 03/25/61	339	217,068
4.13%, 05/15/45	431	311,517
4.20%, 09/27/29	140	138,191
4.30%, 07/08/34	580	530,165
4.38%, 05/15/55	462	319,618
4.50%, 07/08/44	265	204,130
4.90%, 02/06/33	240	234,530
5.20%, 09/26/35(a)	200	193,284
5.38%, 07/15/40(a)	515	470,745
5.38%, 09/27/54	535	431,484
5.50%, 09/27/64	550	436,062
5.55%, 02/06/53	326	272,136
5.70%, 02/04/36	1,200	1,200,396
5.95%, 09/26/55	1,015	892,523
6.00%, 08/03/55	270	237,473
6.10%, 09/26/65	490	424,369
6.13%, 07/08/39	300	296,777
6.13%, 08/03/65	170	147,062
6.25%, 11/09/32	450	475,268
6.50%, 04/15/38(a)	404	418,504
6.70%, 02/04/56	1,010	978,823
6.85%, 02/04/66	210	201,385
6.90%, 11/09/52	445	439,493
Paychex, Inc., 5.60%, 04/15/35(a)	15	15,371
Roper Technologies, Inc., 2.95%, 09/15/29	6	5,749
Salesforce, Inc.
2.90%, 07/15/51(a)	454	278,471
3.70%, 04/11/28	5,046	5,032,793
ServiceNow, Inc., 1.40%, 09/01/30	2,606	2,308,155
Synopsys, Inc.
4.85%, 04/01/30	170	174,109
5.00%, 04/01/32	915	943,334
5.15%, 04/01/35	1,255	1,281,574
5.70%, 04/01/55	335	334,773
VMware LLC, 4.70%, 05/15/30	791	807,869
Workday, Inc.
3.50%, 04/01/27	80	79,584
3.70%, 04/01/29	808	794,592
3.80%, 04/01/32	825	783,290
		48,623,571
Telecommunications — 3.6%
America Movil SAB de CV
2.88%, 05/07/30	130	123,485
4.38%, 07/16/42	125	111,580
4.38%, 04/22/49	302	258,500
4.70%, 07/21/32	250	253,776
6.13%, 11/15/37	163	178,078
6.13%, 03/30/40	540	587,284
6.38%, 03/01/35	225	252,196
AT&T, Inc.
3.30%, 02/01/52	390	258,104
3.50%, 09/15/53(a)	1,405	956,362
3.50%, 02/01/61(a)	280	180,945
3.55%, 09/15/55	1,420	960,271
3.65%, 06/01/51	580	414,342
107
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.65%, 09/15/59	$1,221	$821,105
3.80%, 12/01/57	1,169	820,213
3.85%, 06/01/60	442	308,114
4.10%, 02/15/28	210	210,620
4.30%, 12/15/42	365	314,247
4.35%, 06/15/45	122	102,485
4.50%, 05/15/35(a)	728	709,823
4.50%, 03/09/48(a)	311	260,223
4.55%, 03/09/49	246	206,107
4.75%, 05/15/46	483	424,044
4.80%, 06/15/44	60	53,841
4.85%, 03/01/39	311	299,005
4.85%, 07/15/45	50	45,184
5.15%, 03/15/42(a)	57	54,967
5.15%, 11/15/46	220	204,013
5.15%, 02/15/50	306	277,803
5.25%, 03/01/37	624	638,089
5.35%, 09/01/40	282	280,692
5.45%, 03/01/47	191	183,422
5.55%, 08/15/41(a)	157	157,382
5.65%, 02/15/47	154	155,882
5.70%, 03/01/57(a)	187	182,446
6.00%, 08/15/40	233	246,856
6.30%, 01/15/38	145	159,167
6.38%, 03/01/41(a)	255	276,758
6.55%, 02/15/39	45	50,329
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	60	43,611
4.30%, 07/29/49	43	35,352
4.46%, 04/01/48	68	57,505
Series US-4, 3.65%, 03/17/51(a)	25	18,488
British Telecommunications PLC
5.13%, 12/04/28	492	505,060
9.63%, 12/15/30	1,496	1,829,811
Cisco Systems, Inc.
4.75%, 02/24/30	100	103,122
4.95%, 02/24/32	120	125,003
5.10%, 02/24/35	125	129,850
5.30%, 02/26/54(a)	429	417,454
5.35%, 02/26/64	75	71,751
5.50%, 01/15/40	664	697,168
5.50%, 02/24/55	50	50,166
5.90%, 02/15/39	732	800,377
Corning, Inc.
4.38%, 11/15/57	368	307,535
4.70%, 03/15/37	35	34,497
5.45%, 11/15/79	80	75,438
Deutsche Telekom International Finance BV
8.75%, 06/15/30	372	436,058
9.25%, 06/01/32	10	12,600
Juniper Networks, Inc.
3.75%, 08/15/29	72	70,755
5.95%, 03/15/41	140	142,929
Koninklijke KPN NV, 8.38%, 10/01/30	2,766	3,245,075
Motorola Solutions, Inc.
2.30%, 11/15/30	75	68,955
4.60%, 02/23/28	264	266,908
4.60%, 05/23/29(a)	262	265,966
5.55%, 08/15/35	120	126,297
5.60%, 06/01/32	105	111,514
Security	Par (000)	Value
Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27	$1,835	$1,833,849
6.63%, 05/15/39	153	165,653
Orange SA
5.38%, 01/13/42	228	226,598
5.50%, 02/06/44	221	223,624
9.00%, 03/01/31	947	1,142,547
Rogers Communications, Inc.
3.70%, 11/15/49	314	237,276
4.30%, 02/15/48(a)	290	236,861
4.35%, 05/01/49	240	195,836
4.50%, 03/15/43	149	128,378
4.55%, 03/15/52	204	167,124
5.00%, 03/15/44	287	260,912
5.45%, 10/01/43	180	172,703
7.50%, 08/15/38	259	303,850
Sprint Capital Corp., 8.75%, 03/15/32	270	329,681
Telefonica Emisiones SA
4.67%, 03/06/38	75	69,700
4.90%, 03/06/48	213	182,939
5.21%, 03/08/47	499	447,794
5.52%, 03/01/49	165	153,856
7.05%, 06/20/36	639	722,969
Telefonica Europe BV, 8.25%, 09/15/30	421	486,005
TELUS Corp.
3.70%, 09/15/27	821	816,318
4.60%, 11/16/48(a)	20	17,401
T-Mobile USA, Inc.
2.63%, 02/15/29	60	57,732
2.88%, 02/15/31	530	497,622
3.00%, 02/15/41	210	159,664
3.30%, 02/15/51	811	551,196
3.40%, 10/15/52	630	429,187
3.50%, 04/15/31	910	878,567
3.60%, 11/15/60	649	436,583
3.88%, 04/15/30	537	532,822
4.38%, 04/15/40	330	301,361
4.50%, 04/15/50(a)	858	719,743
5.20%, 01/15/33	104	108,176
5.65%, 01/15/53	225	219,961
5.80%, 09/15/62	231	230,378
Verizon Communications, Inc.
2.36%, 03/15/32	395	352,440
2.55%, 03/21/31	355	328,390
2.88%, 11/20/50	473	299,269
2.99%, 10/30/56	817	497,465
3.00%, 11/20/60(a)	542	323,111
3.15%, 03/22/30(a)	25	24,192
3.55%, 03/22/51	727	526,805
3.70%, 03/22/61	816	563,275
3.85%, 11/01/42(a)	183	150,681
3.88%, 02/08/29	27	27,019
4.00%, 03/22/50	112	87,864
4.02%, 12/03/29(a)	129	129,120
4.13%, 08/15/46(a)	185	151,377
4.27%, 01/15/36	888	842,979
4.33%, 09/21/28(a)	56	56,587
4.40%, 11/01/34	711	695,806
4.50%, 08/10/33	752	749,700
4.52%, 09/15/48	505	429,073
4.67%, 03/15/55	405	341,650
Schedule of Investments
108

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 11/01/41	$276	$255,907
4.81%, 03/15/39	432	416,654
4.86%, 08/21/46	727	654,240
5.01%, 04/15/49	208	189,667
5.01%, 08/21/54	390	347,689
5.25%, 03/16/37	841	856,233
5.40%, 07/02/37	74	75,999
5.50%, 03/16/47	432	426,902
5.85%, 09/15/35(a)	135	146,196
5.88%, 11/30/55	275	276,299
6.00%, 11/30/65	625	627,308
6.40%, 09/15/33	135	150,763
6.55%, 09/15/43	335	372,794
7.75%, 12/01/30	140	161,289
Vodafone Group PLC
4.25%, 09/17/50	211	169,307
4.38%, 05/30/28	30	30,465
4.38%, 02/19/43	340	296,163
4.88%, 06/19/49	469	418,617
5.00%, 05/30/38	140	140,426
5.25%, 05/30/48(a)	558	525,554
6.15%, 02/27/37(a)	287	315,940
6.25%, 11/30/32	407	447,296
7.88%, 02/15/30	636	725,468
		50,275,830
Toys, Games & Hobbies — 0.2%
Hasbro, Inc.
3.50%, 09/15/27	627	622,662
3.90%, 11/19/29	1,155	1,145,025
6.05%, 05/14/34(a)	449	482,166
6.35%, 03/15/40	25	27,013
Mattel, Inc., 5.45%, 11/01/41(a)	35	33,148
		2,310,014
Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	334	224,385
3.55%, 02/15/50	323	241,117
3.90%, 08/01/46	160	130,594
4.05%, 06/15/48	225	184,881
4.13%, 06/15/47	205	171,887
4.15%, 12/15/48	224	186,684
4.38%, 09/01/42	18	16,198
4.40%, 03/15/42	10	9,095
4.70%, 09/01/45	118	108,727
4.90%, 04/01/44	30	28,581
4.95%, 09/15/41	15	14,793
5.05%, 03/01/41	45	45,004
5.40%, 06/01/41	45	46,371
5.75%, 05/01/40	56	59,846
6.15%, 05/01/37	30	33,628
6.20%, 08/15/36	20	22,379
Canadian National Railway Co.
2.45%, 05/01/50	442	268,676
3.20%, 08/02/46	441	325,617
3.65%, 02/03/48(a)	459	355,770
4.20%, 03/12/31	75	75,488
4.38%, 09/18/34(a)	150	149,168
4.45%, 01/20/49	315	274,695
4.75%, 11/12/35(a)	75	76,116
6.20%, 06/01/36	233	260,655
Security	Par (000)	Value
Transportation (continued)
6.25%, 08/01/34	$223	$249,634
6.38%, 11/15/37	252	286,069
6.90%, 07/15/28	60	64,135
Canadian Pacific Railway Co.
2.05%, 03/05/30	112	103,930
3.10%, 12/02/51	578	394,514
4.00%, 06/01/28	20	20,052
4.20%, 11/15/69	159	121,826
4.80%, 09/15/35	93	94,399
4.80%, 08/01/45	195	184,184
5.95%, 05/15/37(a)	51	55,945
6.13%, 09/15/2115	226	234,396
7.13%, 10/15/31	82	93,592
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	2,834	2,841,624
CSX Corp.
2.40%, 02/15/30	298	281,217
3.25%, 06/01/27	10	9,937
3.35%, 09/15/49	199	142,941
3.80%, 03/01/28	53	53,038
3.80%, 11/01/46	301	240,487
3.80%, 04/15/50	198	153,821
3.95%, 05/01/50	249	197,188
4.10%, 03/15/44	288	247,873
4.25%, 03/15/29	243	246,068
4.25%, 11/01/66	297	232,515
4.30%, 03/01/48	309	263,075
4.40%, 03/01/43	94	85,214
4.50%, 03/15/49	188	163,650
4.50%, 08/01/54	222	190,353
4.65%, 03/01/68	80	67,137
4.75%, 05/30/42	204	192,636
4.75%, 11/15/48	214	192,967
5.50%, 04/15/41	168	174,459
6.00%, 10/01/36	116	127,298
6.15%, 05/01/37	250	277,581
6.22%, 04/30/40	145	161,290
FedEx Corp.
3.10%, 08/05/29	159	154,224
3.25%, 05/15/41	20	15,749
4.25%, 05/15/30	168	169,512
4.75%, 11/15/45	303	270,668
4.95%, 10/17/48	5	4,560
5.25%, 05/15/50(a)	175	167,614
GXO Logistics, Inc.
2.65%, 07/15/31(a)	647	591,950
6.50%, 05/06/34	40	43,601
Norfolk Southern Corp.
2.55%, 11/01/29	163	155,376
2.90%, 08/25/51	220	140,721
3.16%, 05/15/55(a)	250	163,958
3.40%, 11/01/49	174	125,494
3.70%, 03/15/53	85	62,730
3.80%, 08/01/28	335	334,843
3.94%, 11/01/47	359	287,763
3.95%, 10/01/42	183	155,168
4.05%, 08/15/52	455	358,896
4.10%, 05/15/49	131	106,109
4.10%, 05/15/2121	168	117,519
4.15%, 02/28/48	263	217,025
4.45%, 06/15/45	148	130,252
4.65%, 01/15/46	153	136,967
109
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.84%, 10/01/41(a)	$308	$295,209
5.10%, 08/01/2118	85	74,761
Ryder System, Inc.
2.85%, 03/01/27	120	118,818
4.30%, 06/15/27	63	63,261
4.30%, 12/01/30	90	90,352
4.85%, 06/15/30(a)	115	118,075
4.90%, 12/01/29	35	35,952
4.95%, 09/01/29(a)	590	605,378
5.00%, 03/15/30	760	782,578
5.25%, 06/01/28	1,138	1,169,353
5.30%, 03/15/27	575	582,530
5.38%, 03/15/29	135	139,997
5.50%, 06/01/29	337	351,214
5.65%, 03/01/28	475	489,530
6.30%, 12/01/28	530	560,871
6.60%, 12/01/33	1,108	1,248,109
Union Pacific Corp.
2.95%, 03/10/52	360	233,299
2.97%, 09/16/62	247	148,257
3.25%, 02/05/50	519	364,540
3.35%, 08/15/46(a)	168	124,751
3.38%, 02/01/35(a)	95	87,035
3.50%, 02/14/53	234	168,950
3.55%, 08/15/39	35	30,397
3.55%, 05/20/61	134	92,385
3.60%, 09/15/37(a)	15	13,546
3.75%, 02/05/70	260	179,894
3.80%, 10/01/51	391	300,240
3.80%, 04/06/71	216	151,569
3.84%, 03/20/60	331	243,621
3.85%, 02/14/72	122	86,109
3.88%, 02/01/55	258	197,255
3.95%, 09/10/28	5	5,022
3.95%, 08/15/59	273	207,511
4.00%, 04/15/47	158	129,367
4.05%, 11/15/45(a)	202	169,089
4.05%, 03/01/46	245	203,347
4.10%, 09/15/67	226	169,710
4.30%, 03/01/49	243	205,991
4.50%, 09/10/48	243	212,923
5.10%, 02/20/35	200	208,563
6.63%, 02/01/29	28	30,291
United Parcel Service, Inc.
2.50%, 09/01/29	20	19,169
3.40%, 03/15/29	12	11,892
3.40%, 11/15/46	142	107,121
3.40%, 09/01/49	287	208,448
3.63%, 10/01/42	126	103,624
3.75%, 11/15/47	440	345,753
4.25%, 03/15/49	336	280,940
4.45%, 04/01/30	112	114,571
4.88%, 11/15/40	393	387,459
5.20%, 04/01/40(a)	190	194,962
5.30%, 04/01/50(a)	150	145,995
6.20%, 01/15/38	734	824,972
		29,100,655
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	15	13,307
3.10%, 06/01/51	187	123,006
Security	Par (000)	Value
Trucking & Leasing (continued)
3.50%, 03/15/28	$84	$83,121
3.50%, 06/01/32	260	246,070
3.85%, 03/30/27	48	47,915
4.55%, 11/07/28	128	129,656
4.70%, 04/01/29	153	155,734
4.90%, 03/15/33	340	345,682
5.20%, 03/15/44(a)	127	122,224
5.40%, 03/15/27	25	25,357
5.45%, 09/15/33	285	298,851
5.50%, 06/15/35	85	88,319
6.05%, 03/15/34	487	528,256
6.05%, 06/05/54	465	480,217
6.90%, 05/01/34	382	433,753
		3,121,468
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	101,364
2.95%, 09/01/27(a)	28	27,674
3.45%, 06/01/29	25	24,674
3.45%, 05/01/50	417	301,666
3.75%, 09/01/28	124	123,851
3.75%, 09/01/47	114	88,796
4.00%, 12/01/46	211	169,799
4.15%, 06/01/49	296	240,514
4.20%, 09/01/48	254	210,299
4.30%, 12/01/42	122	109,362
6.59%, 10/15/37(a)	192	220,846
Essential Utilities, Inc.
2.70%, 04/15/30	124	117,301
3.35%, 04/15/50(a)	251	175,873
3.57%, 05/01/29	109	107,402
4.28%, 05/01/49	313	257,930
4.80%, 08/15/27	50	50,557
5.25%, 08/15/35	50	51,300
5.30%, 05/01/52	262	247,099
5.38%, 01/15/34	50	52,028
United Utilities PLC, 6.88%, 08/15/28	73	77,675
		2,756,010
Total Long-Term Investments — 98.3% (Cost: $1,431,958,562)		1,380,933,237
	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	101,148,418	101,198,992
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	8,610,000	8,610,000
Total Short-Term Securities — 7.8% (Cost: $109,776,270)		109,808,992
Total Investments — 106.1% (Cost: $1,541,734,832)		1,490,742,229
Liabilities in Excess of Other Assets — (6.1)%		(86,065,176)
Net Assets — 100.0%		$1,404,677,053
Schedule of Investments
110

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Aware USD Corporate Bond ETF

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$92,177,448	$9,023,130 (a)	$—	$(2,126)	$540	$101,198,992	101,148,418	$190,529 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,080,000	5,530,000 (a)	—	—	—	8,610,000	8,610,000	186,797	—
				$(2,126)	$540	$109,808,992		$377,326	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,380,933,237	$—	$1,380,933,237
Short-Term Securities
Money Market Funds	109,808,992	—	—	109,808,992
	$109,808,992	$1,380,933,237	$—	$1,490,742,229
See notes to financial statements.
111
2026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2026

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,074,436,077	$4,570,556,677	$1,380,933,237
Investments, at value—affiliated(c)	54,031,658	235,508,717	109,808,992
Cash	3,060	—	756,845
Foreign currency, at value(d)	—	5	—
Receivables:
Investments sold	35,716,250	40,910,271	11,535,747
Securities lending income—affiliated	15,604	5,354	21,170
TBA sales commitments	—	4,454,703	—
Capital shares sold	35,341	2,348,180	—
Dividends—affiliated	7,792	603,869	17,798
Interest—unaffiliated	11,941,864	36,282,018	17,591,195
Total assets	1,176,187,646	4,890,669,794	1,520,664,984
LIABILITIES
Bank overdraft	—	1,338,283	—
Cash received as collateral for TBA commitments	—	614,013	—
Collateral on securities loaned, at value	51,663,501	14,527,245	101,215,837
TBA sales commitments, at value(e)	—	4,459,397	—
Payables:
Investments purchased	32,138,253	236,948,394	14,582,515
Investment advisory fees	99,439	337,356	189,579
Total liabilities	83,901,193	258,224,688	115,987,931
Commitments and contingent liabilities
NET ASSETS	$1,092,286,453	$4,632,445,106	$1,404,677,053
NET ASSETS CONSIST OF
Paid-in capital	$1,104,575,845	$4,802,796,074	$1,499,374,742
Accumulated loss	(12,289,392)	(170,350,968)	(94,697,689)
NET ASSETS	$1,092,286,453	$4,632,445,106	$1,404,677,053
NET ASSET VALUE
Shares outstanding	43,050,000	95,400,000	59,400,000
Net asset value	$25.37	$48.56	$23.65
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$1,054,701,017	$4,669,511,742	$1,431,958,562
(b) Securities loaned, at value	$50,038,704	$14,142,485	$97,817,699
(c) Investments, at cost—affiliated	$54,015,347	$235,427,673	$109,776,270
(d) Foreign currency, at cost	$—	$5	$—
(e) Proceeds from TBA sales commitments	$—	$4,454,703	$—
See notes to financial statements.
Statements of Assets and Liabilities
112

Statements of Operations
Year Ended February 28, 2026

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$158,182	$6,964,525	$186,797
Interest—unaffiliated	46,207,585	160,715,561	55,987,894
Securities lending income—affiliated—net	116,776	51,114	190,529
Other income—unaffiliated	89,428	79,538	97,033
Total investment income	46,571,971	167,810,738	56,462,253
EXPENSES
Investment advisory	1,217,275	4,112,845	2,196,400
Total expenses	1,217,275	4,112,845	2,196,400
Less:
Investment advisory fees waived	—	(147,739)	—
Total expenses after fees waived	1,217,275	3,965,106	2,196,400
Net investment income	45,354,696	163,845,632	54,265,853
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,297,468)	(5,812,816)	(3,213,583)
Investments—affiliated	1,230	4,520	(2,126)
In-kind redemptions—unaffiliated(a)	342,507	(1,367,727)	125,573
	(953,731)	(7,176,023)	(3,090,136)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	16,655,818	97,732,390	27,106,394
Investments—affiliated	510	(157)	540
	16,656,328	97,732,233	27,106,934
Net realized and unrealized gain	15,702,597	90,556,210	24,016,798
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,057,293	$254,401,842	$78,282,651
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
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2026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$45,354,696	$36,688,831	$163,845,632	$140,104,887
Net realized loss	(953,731)	(6,960,182)	(7,176,023)	(19,589,239)
Net change in unrealized appreciation (depreciation)	16,656,328	27,854,367	97,732,233	76,107,444
Net increase in net assets resulting from operations	61,057,293	57,583,016	254,401,842	196,623,092
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(44,908,801)	(35,770,824)	(161,224,184)	(139,444,665)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	102,130,612	86,847,422	667,999,589	254,149,508
NET ASSETS
Total increase in net assets	118,279,104	108,659,614	761,177,247	311,327,935
Beginning of year	974,007,349	865,347,735	3,871,267,859	3,559,939,924
End of year	$1,092,286,453	$974,007,349	$4,632,445,106	$3,871,267,859

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
114

Statements of Changes in Net Assets(continued)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$54,265,853	$47,923,273
Net realized loss	(3,090,136)	(5,930,695)
Net change in unrealized appreciation (depreciation)	27,106,934	25,477,085
Net increase in net assets resulting from operations	78,282,651	67,469,663
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(53,336,250)	(47,642,307)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	248,692,178	90,777,953
NET ASSETS
Total increase in net assets	273,638,579	110,605,309
Beginning of year	1,131,038,474	1,020,433,165
End of year	$1,404,677,053	$1,131,038,474

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
115
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$24.97	$24.38	$23.78	$25.11	$26.05
Net investment income(a)	1.12	0.99	0.71	0.44	0.27
Net realized and unrealized gain (loss)(b)	0.40	0.56	0.59	(1.33)	(0.88)
Net increase (decrease) from investment operations	1.52	1.55	1.30	(0.89)	(0.61)
Distributions(c)
From net investment income	(1.12)	(0.96)	(0.70)	(0.44)	(0.29)
From net realized gain	—	—	—	—	(0.04)
Total distributions	(1.12)	(0.96)	(0.70)	(0.44)	(0.33)
Net asset value, end of year	$25.37	$24.97	$24.38	$23.78	$25.11
Total Return(d)
Based on net asset value	6.17%	6.54%	5.58%	(3.58)%	(2.33)%
Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	4.47%	3.99%	2.96%	1.83%	1.06%
Supplemental Data
Net assets, end of year (000)	$1,092,286	$974,007	$865,348	$903,491	$1,032,088
Portfolio turnover rate(f)	34%	38%	31%	30%	37%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
116

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$47.56	$46.78	$46.88	$53.10	$55.22
Net investment income(a)	1.90	1.83	1.66	1.12	0.62
Net realized and unrealized gain (loss)(b)	0.98	0.78	(0.17)	(6.31)	(2.15)
Net increase (decrease) from investment operations	2.88	2.61	1.49	(5.19)	(1.53)
Distributions from net investment income(c)	(1.88)	(1.83)	(1.59)	(1.03)	(0.59)
Net asset value, end of year	$48.56	$47.56	$46.78	$46.88	$53.10
Total Return(d)
Based on net asset value	6.18%	5.70%	3.22%	(9.81)%	(2.78)%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.09%	0.09%	0.09%
Net investment income	3.98%	3.89%	3.55%	2.31%	1.13%
Supplemental Data
Net assets, end of year (000)	$4,632,445	$3,871,268	$3,559,940	$2,400,450	$1,985,864
Portfolio turnover rate(f)(g)	94%	112%	156%	158%	234%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
117
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$23.20	$22.78	$22.42	$25.84	$27.42
Net investment income(a)	1.03	0.99	0.91	0.71	0.54
Net realized and unrealized gain (loss)(b)	0.44	0.42	0.37	(3.46)	(1.51)
Net increase (decrease) from investment operations	1.47	1.41	1.28	(2.75)	(0.97)
Distributions(c)
From net investment income	(1.02)	(0.99)	(0.92)	(0.67)	(0.56)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(1.02)	(0.99)	(0.92)	(0.67)	(0.61)
Net asset value, end of year	$23.65	$23.20	$22.78	$22.42	$25.84
Total Return(d)
Based on net asset value	6.48%	6.34%	5.82%	(10.71)%	(3.60)%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.45%	4.32%	4.07%	3.05%	2.00%
Supplemental Data
Net assets, end of year (000)	$1,404,677	$1,131,038	$1,020,433	$1,139,903	$898,015
Portfolio turnover rate(f)	15%	18%	19%	23%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
118

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
119
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are
Notes to Financial Statements
120

Notes to Financial Statements  (continued)
guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$9,335,443	$(9,335,443)	$—	$—
BMO Capital Markets Corp.	185,788	(185,788)	—	—
BNP Paribas SA	1,790,546	(1,790,546)	—	—
BofA Securities, Inc.	1,717,650	(1,717,650)	—	—
Citadel Clearing LLC	475,321	(475,321)	—	—
Citigroup Global Markets, Inc.	4,213,115	(4,213,115)	—	—
J.P. Morgan Securities LLC	24,396,138	(24,396,138)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	914,361	(914,361)	—	—
Morgan Stanley	860,544	(860,544)	—	—
National Bank Financial Inc.	1,230,057	(1,230,057)	—	—
Pershing LLC	2,141,947	(2,141,947)	—	—
RBC Capital Markets LLC	1,185,255	(1,185,255)	—	—
Scotia Capital Inc	10,036	(10,036)	—	—
UBS Securities LLC	244,516	(244,516)	—	—
Wells Fargo Securities LLC	1,337,987	(1,337,987)	—	—
	$50,038,704	$(50,038,704)	$—	$—
ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$412,519	$(412,519)	$—	$—
BNP Paribas SA	2,684,393	(2,684,393)	—	—
BofA Securities, Inc.	1,460,239	(1,460,239)	—	—
Citigroup Global Markets, Inc.	867,461	(867,461)	—	—
Goldman Sachs & Co. LLC	1,572,624	(1,528,900)	—	43,724
J.P. Morgan Securities LLC	1,985,359	(1,985,359)	—	—
Morgan Stanley	12,301	(12,301)	—	—
National Bank Financial Inc.	4,871,126	(4,871,126)	—	—
RBC Capital Markets LLC	208,592	(208,592)	—	—
Scotia Capital (USA), Inc.	67,871	(67,871)	—	—
	$14,142,485	$(14,098,761)	$—	$43,724
ESG Aware USD Corporate Bond
Barclays Bank PLC	$26,167,241	$(26,167,241)	$—	$—
BMO Capital Markets Corp.	837,330	(837,330)	—	—
BNP Paribas SA	8,168,475	(8,168,475)	—	—
BofA Securities, Inc.	4,760,140	(4,760,140)	—	—
Citadel Clearing LLC	51,017	(51,017)	—	—
Citigroup Global Markets, Inc.	5,434,842	(5,434,842)	—	—
J.P. Morgan Securities LLC	28,495,758	(28,495,758)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,231,617	(1,231,617)	—	—
Morgan Stanley	2,617,333	(2,617,333)	—	—
National Bank of Canada	2,801,155	(2,801,155)	—	—
Pershing LLC	3,008,931	(3,008,931)	—	—
RBC Capital Markets LLC	6,069,595	(6,069,595)	—	—
Scotia Capital (USA), Inc.	314,231	(314,231)	—	—
Scotia Capital, Inc.	997,327	(997,327)	—	—
State Street Bank & Trust Co.	3,017	(3,017)	—	—
TD Securities (USA) LLC	1,175,591	(1,175,591)	—	—
UBS Securities LLC	89,460	(89,460)	—	—
Wells Fargo Bank N.A.	307,825	(307,825)	—	—
Wells Fargo Securities LLC	5,286,814	(5,286,814)	—	—
	$97,817,699	$(97,817,699)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements
122

Notes to Financial Statements  (continued)
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund's investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Aware U.S. Aggregate Bond	$147,739
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
123
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Aware 1-5 Year USD Corporate Bond	$43,114
ESG Aware U.S. Aggregate Bond	15,540
ESG Aware USD Corporate Bond	71,679
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$342,934,941	$349,932,504
ESG Aware U.S. Aggregate Bond	3,688,434,048	3,536,778,671	276,383,133	280,723,838
ESG Aware USD Corporate Bond	—	—	190,539,590	186,515,974
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware 1-5 Year USD Corporate Bond	$127,807,829	$29,317,964
ESG Aware U.S. Aggregate Bond	602,502,669	101,837,229
ESG Aware USD Corporate Bond	262,537,640	22,407,635
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG Aware 1-5 Year USD Corporate Bond	$342,158	$ (342,158)
ESG Aware U.S. Aggregate Bond	(1,367,727)	1,367,727
ESG Aware USD Corporate Bond	123,878	(123,878)
Notes to Financial Statements
124

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
ESG Aware 1-5 Year USD Corporate Bond
Ordinary income	$44,908,801	$35,770,824
ESG Aware U.S. Aggregate Bond
Ordinary income	$161,224,184	$139,444,665
ESG Aware USD Corporate Bond
Ordinary income	$53,336,250	$47,642,307
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Aware 1-5 Year USD Corporate Bond	$4,163,414	$(36,105,307)	$19,652,501	$(12,289,392)
ESG Aware U.S. Aggregate Bond	14,701,589	(85,535,275)	(99,517,282)	(170,350,968)
ESG Aware USD Corporate Bond	5,257,278	(47,887,017)	(52,067,950)	(94,697,689)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware 1-5 Year USD Corporate Bond	$1,108,815,234	$19,766,305	$(113,804)	$19,652,501
ESG Aware U.S. Aggregate Bond	4,905,577,982	61,346,777	(160,864,059)	(99,517,282)
ESG Aware USD Corporate Bond	1,542,810,179	17,788,128	(69,856,078)	(52,067,950)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
125
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	5,250,000	$131,974,276	7,550,000	$187,444,316
Shares redeemed	(1,200,000)	(29,843,664)	(4,050,000)	(100,596,894)
	4,050,000	$102,130,612	3,500,000	$86,847,422
ESG Aware U.S. Aggregate Bond
Shares sold	16,900,000	$804,702,107	14,600,000	$691,074,247
Shares redeemed	(2,900,000)	(136,702,518)	(9,300,000)	(436,924,739)
	14,000,000	$667,999,589	5,300,000	$254,149,508
Notes to Financial Statements
126

Notes to Financial Statements  (continued)
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware USD Corporate Bond
Shares sold	11,650,000	$271,693,188	6,750,000	$154,808,400
Shares redeemed	(1,000,000)	(23,001,010)	(2,800,000)	(64,030,447)
	10,650,000	$248,692,178	3,950,000	$90,777,953
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
127
2026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
iShares ESG Aware U.S. Aggregate Bond ETF
iShares ESG Aware USD Corporate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
128

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
ESG Aware 1-5 Year USD Corporate Bond	$75,797
ESG Aware U.S. Aggregate Bond	65,129,570
ESG Aware USD Corporate Bond	84,153
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
ESG Aware 1-5 Year USD Corporate Bond	$45,245,541
ESG Aware U.S. Aggregate Bond	163,913,078
ESG Aware USD Corporate Bond	54,166,601
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
ESG Aware 1-5 Year USD Corporate Bond	$35,402,770
ESG Aware U.S. Aggregate Bond	153,012,791
ESG Aware USD Corporate Bond	44,361,703
129
2026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
130

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
131
2026 iShares Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares High Yield Systematic Bond ETF | HYDB | Cboe BZX Exchange
• iShares Investment Grade Systematic Bond ETF | IGEB | Cboe BZX Exchange

2

Schedule of Investments
February 28, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
TransDigm, Inc., 6.38%, 03/01/29(a)	$5,896	$6,056,259
Airlines — 1.2%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	8,018	8,171,700
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	12,508	12,711,203
		20,882,903
Apparel — 0.8%
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	3,946	4,075,594
VF Corp., 2.95%, 04/23/30(b)	10,200	9,361,898
		13,437,492
Auto Manufacturers — 2.5%
Allison Transmission, Inc., 5.88%, 06/01/29(a)(b)	2,273	2,296,644
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	13,903	11,296,187
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	7,016	7,573,218
Nissan Motor Co. Ltd.
7.75%, 07/17/32(a)	8,636	9,235,031
8.13%, 07/17/35(a)	11,496	12,553,591
		42,954,671
Auto Parts & Equipment — 1.1%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)	4,160	4,171,731
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	9,342	9,872,813
Phinia, Inc., 6.75%, 04/15/29(a)	4,445	4,594,081
		18,638,625
Beverages — 0.5%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	9,502	9,315,438
Biotechnology — 1.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)(b)	9,709	9,825,669
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)(b)	6,106	5,338,928
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)	4,071	4,224,977
		19,389,574
Building Materials — 1.4%
Builders FirstSource, Inc., 6.38%, 06/15/32(a)(b)	7,730	7,942,502
Sisecam U.K. PLC
8.25%, 05/02/29(a)(b)	4,030	4,195,595
8.63%, 05/02/32(a)(b)	9,658	10,106,131
Sisecam UK PLC, 8.38%, 01/23/33(a)	640	663,928
		22,908,156
Chemicals — 3.0%
Celanese U.S. Holdings LLC
6.75%, 04/15/33(b)	8,254	8,462,001
7.38%, 02/15/34(b)	9,790	10,057,414
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,234	6,217,410
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	4,892	5,209,422
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	8,313	8,180,577
Tronox, Inc., 4.63%, 03/15/29(a)(b)	15,844	12,250,308
		50,377,132
Coal — 0.5%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)(b)	2,944	3,099,402
Security	Par (000)	Value
Coal (continued)
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	$6,720	$6,138,423
		9,237,825
Commercial Services — 3.1%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	5,993	5,846,954
4.88%, 07/15/32(a)(b)	8,838	8,573,547
5.88%, 10/15/33(a)	1,059	1,076,330
Covista, Inc., 5.50%, 03/01/28(a)(b)	1,469	1,469,000
Deluxe Corp.
8.00%, 06/01/29(a)(b)	5,538	5,589,232
8.13%, 09/15/29(a)(b)	5,117	5,367,338
Korn Ferry, 4.63%, 12/15/27(a)(b)	739	735,717
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)(b)	2,115	2,081,445
PROG Holdings, Inc., 6.00%, 11/15/29(a)(b)	7,664	7,524,668
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)	4,135	4,047,348
TriNet Group, Inc., 3.50%, 03/01/29(a)	6,352	5,700,776
United Rentals North America, Inc., 4.88%, 01/15/28	3,973	3,970,690
		51,983,045
Computers — 1.4%
ASGN, Inc., 4.63%, 05/15/28(a)	6,643	6,441,681
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	10,804	11,395,195
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	6,140	6,155,375
		23,992,251
Diversified Financial Services — 11.2%
Ally Financial, Inc., 6.70%, 02/14/33(b)	5,674	5,916,762
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	5,918	6,029,471
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	720	715,952
6.88%, 04/15/30(a)	1,910	1,853,356
7.50%, 07/15/33(a)(b)	3,161	2,956,547
8.50%, 01/15/34(a)	1,330	1,303,646
9.25%, 07/01/31(a)	8,013	8,140,559
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	12,959	12,360,689
3.63%, 10/01/31(a)(b)	1,616	1,412,503
Credit Acceptance Corp.
6.63%, 03/15/30(a)	6,080	6,048,293
9.25%, 12/15/28(a)	5,554	5,803,114
Encore Capital Group, Inc.
6.63%, 04/15/31(a)(b)	5,823	5,912,674
8.50%, 05/15/30(a)(b)	5,559	5,946,985
Enova International, Inc.
9.13%, 08/01/29(a)	5,727	6,015,893
11.25%, 12/15/28(a)	2,965	3,131,678
LD Holdings Group LLC, 6.13%, 04/01/28(a)	1,370	1,219,425
OneMain Finance Corp.
3.88%, 09/15/28	1,232	1,192,119
5.38%, 11/15/29	307	303,518
6.63%, 01/15/28	1,293	1,319,707
6.75%, 03/15/32	7,001	7,055,349
7.13%, 11/15/31	8,764	8,958,806
7.13%, 09/15/32	3,407	3,484,194
7.50%, 05/15/31	700	722,760
7.88%, 03/15/30(b)	1,849	1,933,971
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	1,483	1,425,698
5.75%, 09/15/31(a)	5,869	5,697,946
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.88%, 05/15/32(a)	$9,161	$9,213,410
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	1,586	1,528,065
3.88%, 03/01/31(a)	12,945	12,165,921
4.00%, 10/15/33(a)(b)	3,365	3,096,670
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)(b)	7,306	7,581,663
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,853	6,206,410
Synchrony Financial, 7.25%, 02/02/33	8,523	8,987,839
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	8,697	8,529,434
5.75%, 06/15/27(a)	4,663	4,642,756
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	5,255	5,077,236
6.63%, 02/01/30(a)(b)	9,557	9,484,775
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	5,711	5,944,123
		189,319,917
Electric — 1.6%
NRG Energy, Inc.
3.88%, 02/15/32(a)	6,221	5,824,880
5.75%, 07/15/29(a)	6,639	6,650,472
PG&E Corp.
5.00%, 07/01/28	8,427	8,404,724
5.25%, 07/01/30(b)	5,655	5,659,682
		26,539,758
Engineering & Construction — 1.1%
IHS Holding Ltd.
7.88%, 05/29/30(a)	6,529	6,835,877
8.25%, 11/29/31(a)	7,503	7,993,067
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	2,978	3,265,874
		18,094,818
Entertainment — 2.3%
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	13,896	12,766,950
5.05%, 03/15/42	5,224	3,669,860
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	2,521	2,481,162
6.50%, 05/15/27(a)	6,882	6,914,621
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	13,948	10,007,690
5.88%, 09/01/31(a)	4,282	2,729,775
		38,570,058
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	6,064	6,113,980
9.38%, 06/01/28(a)(b)	5,241	5,417,019
9.50%, 06/01/30(a)	2,435	2,606,353
		14,137,352
Health Care - Services — 1.8%
DaVita, Inc.
3.75%, 02/15/31(a)(b)	6,761	6,318,106
4.63%, 06/01/30(a)	12,881	12,609,552
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	6,783	6,472,105
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	4,529	4,765,495
		30,165,258
Holding Companies - Diversified — 1.6%
Clue Opco LLC, 9.50%, 10/15/31(a)	8,604	8,909,872
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(b)	$8,115	$8,020,452
10.00%, 11/15/29(a)	10,046	9,919,819
		26,850,143
Home Builders — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,873	6,460,013
6.25%, 09/15/27(a)	6,075	6,068,296
		12,528,309
Home Furnishings — 1.4%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	6,815	6,397,250
Whirlpool Corp.
4.50%, 06/01/46	7,852	5,761,964
4.60%, 05/15/50(b)	8,201	6,005,403
6.50%, 06/15/33(b)	5,309	5,298,093
		23,462,710
Insurance — 0.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	7,434	7,458,384
Internet — 2.6%
Gen Digital, Inc., 6.25%, 04/01/33(a)	4,732	4,709,248
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	3,040	2,843,996
Match Group Holdings II LLC, 6.13%, 09/15/33(a)	977	974,324
Rakuten Group, Inc.
9.75%, 04/15/29(a)	10,580	11,734,930
11.25%, 02/15/27(a)	4,410	4,643,777
Snap, Inc.
6.88%, 03/01/33(a)	1,025	1,020,920
6.88%, 03/15/34(a)	3,271	3,261,017
Wayfair LLC
7.25%, 10/31/29(a)	9,294	9,604,810
7.75%, 09/15/30(a)(b)	5,087	5,349,541
		44,142,563
Iron & Steel — 1.6%
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)(b)	5,687	6,048,614
Cleveland-Cliffs, Inc.
7.38%, 05/01/33(a)(b)	2,845	2,919,630
7.50%, 09/15/31(a)(b)	9,408	9,819,572
7.63%, 01/15/34(a)(b)	8,478	8,700,727
		27,488,543
Leisure Time — 0.8%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	7,160	7,511,098
Patrick Industries, Inc., 6.38%, 11/01/32(a)	5,787	5,943,955
		13,455,053
Lodging — 1.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	3,971	4,117,242
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,437	6,056,865
5.00%, 06/01/29(a)(b)	5,014	4,893,479
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	6,289	6,068,006
Travel + Leisure Co., 4.50%, 12/01/29(a)(b)	8,070	7,905,524
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	$1,196	$1,199,363
		30,240,479
Manufacturing — 0.3%
LSB Industries, Inc., 6.25%, 10/15/28(a)	5,650	5,679,572
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	3,039	2,832,653
4.25%, 01/15/34(a)(b)	11,003	9,584,723
4.50%, 05/01/32(b)	13,997	12,809,418
4.50%, 06/01/33(a)(b)	10,938	9,768,920
4.75%, 02/01/32(a)(b)	10,731	9,979,039
7.00%, 02/01/33(a)(b)	5	5,112
Discovery Communications LLC
5.00%, 09/20/37(b)	6,945	5,519,400
6.35%, 06/01/40	2,652	2,158,993
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	8,006	8,180,875
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	12,294	12,233,770
5.63%, 07/15/27(a)	1,787	1,787,168
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	7,108	6,306,218
8.13%, 02/15/33(a)	1,849	1,925,271
9.75%, 02/15/33(a)(b)	3,301	3,659,984
TEGNA, Inc.
4.63%, 03/15/28(b)	11,815	11,781,538
5.00%, 09/15/29	3,771	3,767,430
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	5,126	5,245,866
		107,546,378
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	3,532	3,667,018
Mining — 5.6%
Aris Mining Corp., 8.00%, 10/31/29(a)(b)	5,096	5,339,487
Eldorado Gold Corp., 6.25%, 09/01/29(a)	5,663	5,681,291
Endeavour Mining PLC, 7.00%, 05/28/30(a)(b)	5,656	5,853,662
First Quantum Minerals Ltd.
6.38%, 02/15/36(a)	870	872,721
8.63%, 06/01/31(a)	6,828	7,156,253
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)	6,664	6,459,378
6.13%, 04/15/32(a)(b)	9,041	9,467,809
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	5,256	5,268,430
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	8,885	9,237,663
Nickel Industries Ltd., 9.00%, 09/30/30(a)	9,393	9,799,323
Novelis Corp.
4.75%, 01/30/30(a)	13,221	12,812,533
6.88%, 01/30/30(a)(b)	4,577	4,724,736
Stillwater Mining Co., 4.50%, 11/16/29(a)(b)	6,346	6,143,855
Taseko Mines Ltd., 8.25%, 05/01/30(a)	5,597	5,925,175
		94,742,316
Office Furnishings — 0.3%
HNI Corp., 5.13%, 01/18/29(a)	4,835	4,766,708
Oil & Gas — 6.3%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	6,012	6,123,841
California Resources Corp.
7.00%, 01/15/34(a)(b)	3,302	3,362,433
8.25%, 06/15/29(a)	9,400	9,868,205
Security	Par (000)	Value
Oil & Gas (continued)
CNX Resources Corp.
5.88%, 03/01/34(a)	$705	$706,289
7.38%, 01/15/31(a)	4,946	5,129,696
Comstock Resources, Inc.
6.75%, 03/01/29(a)(b)	11,122	11,079,002
6.75%, 03/01/29(a)	3,577	3,558,187
Crescent Energy Finance LLC, 7.88%, 04/15/32(a)	11,831	12,052,654
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	5,901	6,272,633
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	7,740	8,015,258
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	8,607	9,060,494
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	4,950	3,736,656
Noble Finance II LLC, 8.00%, 04/15/30(a)	12,014	12,504,412
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)(b)	6,209	6,478,431
Talos Production, Inc., 9.38%, 02/01/31(a)(b)	7,466	7,943,921
		105,892,112
Oil & Gas Services — 1.6%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	908	908,708
Bristow Group, Inc.
6.75%, 02/01/33(a)	6,155	6,245,331
6.88%, 03/01/28(a)	1,190	1,190,000
Enerflex, Inc., 6.88%, 01/15/31(a)	4,675	4,845,072
Tidewater, Inc., 9.13%, 07/15/30(a)	7,661	8,287,685
Viridien, 10.00%, 10/15/30(a)(b)	4,758	5,102,084
		26,578,880
Packaging & Containers — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	1,350	1,288,489
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,239	3,372,932
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(b)	8,476	8,569,694
		13,231,115
Pharmaceuticals — 2.5%
Bausch Health Companies, Inc.
5.25%, 01/30/30(a)	13,940	9,758,000
5.25%, 02/15/31(a)	6,151	4,013,527
6.25%, 02/15/29(a)	4,000	3,160,000
Elanco Animal Health, Inc., 6.65%, 08/28/28(b)	8,202	8,526,816
Grifols SA, 4.75%, 10/15/28(a)(b)	8,657	8,547,615
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)(b)	7,951	7,617,272
		41,623,230
Pipelines — 5.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	11,601	12,113,254
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	140	141,615
7.88%, 05/15/32(b)	3,235	3,386,353
8.00%, 05/15/33	6,716	7,100,659
8.88%, 04/15/30	4,925	5,167,074
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	8,659	8,973,910
8.38%, 02/15/32(a)	6,068	6,364,737
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	9,864	10,323,860
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global LNG, Inc.
8.38%, 06/01/31(a)	$6,100	$6,246,628
9.88%, 02/01/32(a)	11,760	12,459,003
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(a)(b)	2,989	3,183,916
7.50%, 05/01/33(a)(b)	3,244	3,598,663
7.75%, 05/01/35(a)(b)	11,107	12,597,859
		91,657,531
Real Estate — 2.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	7,675	7,758,228
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	5,584	6,016,821
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	6,175	6,191,716
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	5,125	5,307,245
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	7,391	7,156,305
4.38%, 02/01/31(a)	7,678	7,302,640
6.13%, 03/01/34(a)(b)	490	488,985
		40,221,940
Real Estate Investment Trusts — 5.9%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	6,232	6,200,707
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)	5,074	5,408,544
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	5,904	5,825,792
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,628	5,995,191
7.25%, 10/15/30(a)	4,178	4,344,644
Iron Mountain, Inc.
4.50%, 02/15/31(a)	1,894	1,826,791
5.63%, 07/15/32(a)	2,143	2,137,840
Millrose Properties, Inc., 6.38%, 08/01/30(a)	4,922	5,049,480
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	2,994	2,289,632
4.63%, 08/01/29	13,270	11,465,162
5.00%, 10/15/27	5,495	5,384,018
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	8,769	8,613,367
5.88%, 10/01/28(a)	3,456	3,455,673
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	9,029	9,086,280
8.00%, 07/15/30(a)	4,753	4,774,911
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	6,280	6,007,698
Starwood Property Trust, Inc., 6.50%, 10/15/30(a)(b)	5,762	6,004,914
XHR LP, 4.88%, 06/01/29(a)(b)	6,014	5,932,293
		99,802,937
Retail — 3.6%
Arko Corp., 5.13%, 11/15/29(a)(b)	3,746	3,341,399
Brinker International, Inc., 8.25%, 07/15/30(a)	1,979	2,084,652
FirstCash, Inc.
4.63%, 09/01/28(a)	5,597	5,528,907
5.63%, 01/01/30(a)	6,125	6,094,084
Security	Par (000)	Value
Retail (continued)
Gap, Inc.(The)
3.63%, 10/01/29(a)	$9,475	$9,013,055
3.88%, 10/01/31(a)(b)	5,325	4,955,736
Kohl's Corp.
5.13%, 05/01/31(b)	8,593	7,272,336
10.00%, 06/01/30(a)	3,402	3,703,492
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	1,271	1,280,225
7.38%, 08/01/33(a)(b)	5,583	5,848,926
QXO Building Products, Inc., 6.75%, 04/30/32(a)	11,972	12,399,592
		61,522,404
Software — 1.9%
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	5,354	5,165,894
9.25%, 06/01/30(a)(b)	12,194	11,943,411
Elastic NV, 4.13%, 07/15/29(a)	1,124	1,061,930
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	6,462	5,823,649
ROBLOX Corp., 3.88%, 05/01/30(a)	4,937	4,714,424
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	4,691	4,046,077
		32,755,385
Telecommunications — 5.5%
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	11,387	11,869,171
EchoStar Corp., 10.75%, 11/30/29	5,724	6,250,458
GCI LLC, 4.75%, 10/15/28(a)	7,303	7,175,674
Millicom International Cellular SA
4.50%, 04/27/31(a)	10,052	9,384,976
7.38%, 04/02/32(a)(b)	5,309	5,492,410
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)(b)	6,958	7,056,853
Viasat, Inc., 7.50%, 05/30/31(a)	9,846	9,713,449
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	11,842	12,467,672
WULF Compute LLC, 7.75%, 10/15/30(a)	12,125	12,840,545
Zegona Finance PLC, 8.63%, 07/15/29(a)	9,886	10,439,170
		92,690,378
Transportation — 0.4%
Danaos Corp., 6.88%, 10/15/32(a)	6,053	6,242,583
Trucking & Leasing — 0.6%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	10,960	10,958,855
Total Long-Term Investments — 96.3% (Cost: $1,606,486,885)		1,631,206,058
	Shares
Short-Term Securities
Money Market Funds — 15.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	236,690,744	236,809,089
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	21,310,000	$21,310,000
Total Short-Term Securities — 15.2% (Cost: $258,075,326)		258,119,089
Total Investments — 111.5% (Cost: $1,864,562,211)		1,889,325,147
Liabilities in Excess of Other Assets — (11.5)%		(195,567,384)
Net Assets — 100.0%		$1,693,757,763

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$290,875,869	$—	$(54,054,746)(a)	$(24,048)	$12,014	$236,809,089	236,690,744	$1,771,921 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,030,000	15,280,000 (a)	—	—	—	21,310,000	21,310,000	538,951	—
				$(24,048)	$12,014	$258,119,089		$2,310,872	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,631,206,058	$—	$1,631,206,058
Short-Term Securities
Money Market Funds	258,119,089	—	—	258,119,089
	$258,119,089	$1,631,206,058	$—	$1,889,325,147
See notes to financial statements.
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group, Inc.
4.75%, 03/30/30	$1,710	$1,743,699
5.30%, 11/01/34(a)	1,018	1,026,342
		2,770,041
Aerospace & Defense — 1.5%
Boeing Co.(The)
3.25%, 02/01/35	2,513	2,240,015
3.60%, 05/01/34	3,058	2,820,600
5.15%, 05/01/30(a)	5,766	5,972,075
5.71%, 05/01/40(a)	215	223,694
6.39%, 05/01/31	1,716	1,875,710
6.53%, 05/01/34	1,858	2,083,147
L3Harris Technologies, Inc., 5.40%, 07/31/33	2,751	2,898,311
RTX Corp., 4.50%, 06/01/42	4,656	4,290,444
		22,403,996
Agriculture — 2.3%
Altria Group, Inc.
5.38%, 01/31/44(a)	3,493	3,385,539
5.63%, 02/06/35	1,595	1,676,765
5.80%, 02/14/39	6,047	6,305,413
BAT Capital Corp.
5.63%, 08/15/35(a)	1,027	1,083,054
6.00%, 02/20/34	75	81,400
6.34%, 08/02/30(a)	337	366,430
6.42%, 08/02/33(a)	1,126	1,252,407
7.08%, 08/02/43	4,719	5,364,442
7.75%, 10/19/32(a)	351	413,836
Philip Morris International, Inc.
5.38%, 02/15/33(a)	3,281	3,464,414
5.75%, 11/17/32	998	1,076,454
6.38%, 05/16/38	5,003	5,626,086
Reynolds American, Inc.
5.70%, 08/15/35	827	872,663
5.85%, 08/15/45(a)	3,839	3,856,382
		34,825,285
Airlines — 0.7%
Delta Air Lines, Inc., 5.25%, 07/10/30	3,965	4,088,797
Southwest Airlines Co., 5.25%, 11/15/35	5,770	5,722,811
		9,811,608
Apparel — 0.5%
Tapestry, Inc.
5.10%, 03/11/30(a)	2,043	2,109,386
5.50%, 03/11/35	5,125	5,315,956
		7,425,342
Banks — 13.1%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	2,223	2,162,069
Series FF, 5.88%, (3-mo. SOFR + 3.193%)(a)(b)(c)	5,990	6,103,259
Series TT, 6.13%, (5-year CMT + 3.23%)(b)(c)	7,204	7,299,712
Citibank N.A.
4.58%, 05/29/27	1,370	1,382,043
4.93%, 08/06/26	4,899	4,917,560
5.49%, 12/04/26	750	758,135
5.80%, 09/29/28	120	125,678
Citigroup, Inc., 3.40%, 05/01/26	238	237,770
Citizens Financial Group, Inc.
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	1,755	1,848,787
Security	Par (000)	Value
Banks (continued)
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	$5,930	$6,200,635
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	525	581,079
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR + 2.13%)(b)	2,366	2,405,642
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	6,271	6,614,852
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(b)	1,845	1,910,166
Goldman Sachs Group, Inc.(The)
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	4,585	4,732,804
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)(b)	5,328	5,640,288
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	385	354,368
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(b)	7,246	7,206,831
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	3,153	3,185,487
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	6,156	6,403,106
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	6,963	7,336,700
Huntington Bancshares, Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)(b)	6,502	6,828,614
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	7,787	7,092,135
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	7,931	7,355,906
5.04%, 01/23/28, (1-day SOFR + 1.19%)(b)	1,645	1,659,693
Series NN, 6.88%, (5-year CMT + 2.73%)(b)(c)	6,706	7,118,023
KeyCorp, 6.40%, 03/06/35, (1-day SOFR + 2.42%)(b)	6,555	7,148,555
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	2,694	2,736,884
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	160	162,294
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)(b)	5,396	5,773,102
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)(b)	350	379,643
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	7,307	6,914,017
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	4,552	4,450,915
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	7,170	7,183,736
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(b)	1,525	1,550,181
PNC Financial Services Group, Inc.(The)
Series U, 6.00%, (5-year CMT + 3.00%)(a)(b)(c)	7,534	7,596,201
Series V, 6.20%, (5-year CMT + 3.23%)(a)(b)(c)	6,772	6,878,761
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	4,847	5,077,902
Santander Holdings USA, Inc.
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(b)	4,575	4,764,796
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	4,120	4,302,626
Santander U.K. Group Holdings PLC, 5.14%, 09/22/36, (1-day SOFR+ 1.58%)(b)	7,185	7,197,877
U.S. Bancorp, 5.30%, (3-mo. CME Term SOFR + 3.17%)(a)(b)(c)	5,844	5,863,349
Wells Fargo & Co.
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	2,075	2,116,070
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(b)	2,375	2,474,999
7.63%, (5-year CMT + 3.606%)(b)(c)	4,685	4,999,612
		195,032,862
Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	5,416	5,429,985
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/39	381	399,841
8.20%, 01/15/39	1,256	1,637,555
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The), 2.75%, 06/01/60	$4,009	$2,402,702
Constellation Brands, Inc., 4.95%, 11/01/35	220	220,416
Keurig Dr Pepper, Inc., 5.15%, 05/15/35	1,525	1,545,224
		11,635,723
Biotechnology — 1.7%
Amgen, Inc., 4.40%, 05/01/45	2,657	2,325,644
Biogen, Inc.
2.25%, 05/01/30	7,128	6,611,839
5.75%, 05/15/35(a)	1,596	1,701,901
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	5,836	5,562,852
Gilead Sciences, Inc., 5.65%, 12/01/41	1,139	1,193,659
Royalty Pharma PLC
3.30%, 09/02/40	633	499,976
5.15%, 09/02/29	299	309,166
5.20%, 09/25/35	6,110	6,209,278
5.40%, 09/02/34	463	479,145
		24,893,460
Building Materials — 1.0%
Amrize Finance U.S. LLC, 5.40%, 04/07/35(a)	603	630,590
Carlisle Companies, Inc., 2.75%, 03/01/30	1,329	1,262,269
CRH America Finance, Inc., 5.40%, 05/21/34(a)	5,060	5,296,871
Eagle Materials, Inc.
2.50%, 07/01/31	2,252	2,063,606
5.00%, 03/15/36	5,267	5,216,529
		14,469,865
Chemicals — 0.5%
CF Industries, Inc., 5.30%, 11/26/35(a)	7,170	7,293,782
Commercial Services — 0.8%
Equifax, Inc., 2.35%, 09/15/31	4,810	4,308,803
Quanta Services, Inc.
5.10%, 08/09/35	1,640	1,670,016
5.25%, 08/09/34	1,298	1,344,911
Rollins, Inc., 5.25%, 02/24/35	1,565	1,608,678
Verisk Analytics, Inc., 5.25%, 03/15/35	2,200	2,235,710
		11,168,118
Computers — 1.5%
Apple, Inc.
2.55%, 08/20/60	11,263	6,343,736
2.80%, 02/08/61	913	543,389
2.85%, 08/05/61	3,324	2,011,737
CGI, Inc., 4.95%, 03/14/30	2,339	2,377,602
Leidos, Inc.
2.30%, 02/15/31	633	575,049
4.38%, 05/15/30	3,434	3,446,255
5.40%, 03/15/32	1,739	1,814,220
5.50%, 03/15/35(a)	1,559	1,624,340
5.75%, 03/15/33	90	95,562
NetApp, Inc.
5.50%, 03/17/32	1,898	1,978,327
5.70%, 03/17/35(a)	2,098	2,190,288
		23,000,505
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	5,890	5,504,208
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	1,960	2,031,895
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	4,942	5,223,075
Apollo Global Management, Inc., 5.15%, 08/12/35(a)	5,910	5,854,860
BGC Group, Inc., 6.15%, 04/02/30	2,495	2,598,602
Security	Par (000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC, 6.25%, 04/18/34(a)	$6,804	$6,797,506
Capital One Financial Corp.
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	5,850	6,593,822
7.96%, 11/02/34, (1-day SOFR + 3.37%)(b)	5,800	6,827,302
Charles Schwab Corp. (The), Series K, 5.00%, (5-year CMT + 3.25%)(a)(b)(c)	5,210	5,212,235
Enact Holdings, Inc., 6.25%, 05/28/29(a)	4,888	5,129,423
LPL Holdings, Inc.
5.20%, 03/15/30	2,655	2,710,794
5.65%, 03/15/35	1,770	1,795,973
5.75%, 06/15/35	1,785	1,823,386
6.00%, 05/20/34(a)	803	836,757
Radian Group, Inc., 6.20%, 05/15/29	519	544,868
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	1,470	1,488,910
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	280	285,992
5.94%, 08/02/30, (1-day SOFR + 2.13%)(b)	4,840	5,022,819
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	1,445	1,472,641
TPG Operating Group II LP, 5.38%, 01/15/36	1,605	1,585,723
Visa, Inc., 2.00%, 08/15/50(a)	12,698	7,001,836
		76,342,627
Electric — 11.0%
Ameren Corp., 5.38%, 03/15/35	4,316	4,456,632
Ameren Illinois Co., 5.55%, 07/01/54	1,381	1,377,429
American Electric Power Co., Inc., 5.63%, 03/01/33(a)	5,617	5,958,375
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	1,337	1,379,232
4.95%, 04/01/33	358	367,009
5.05%, 03/01/35	1,011	1,034,201
Series AQ, 4.95%, 08/15/35(a)	1,873	1,902,809
CenterPoint Energy, Inc.
5.40%, 06/01/29	1,015	1,055,945
6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	912	942,742
Commonwealth Edison Co., 5.95%, 06/01/55	2,243	2,343,869
Consumers Energy Co.
4.63%, 05/15/33(a)	692	701,374
5.05%, 05/15/35	2,085	2,147,811
Dominion Energy, Inc.
5.45%, 03/15/35	2,329	2,406,517
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(b)	7,046	7,377,902
DTE Electric Co.
5.20%, 04/01/33	329	344,710
5.20%, 03/01/34	152	158,845
5.25%, 05/15/35	1,984	2,060,507
5.85%, 05/15/55	918	953,824
DTE Energy Co., 5.85%, 06/01/34	5,563	5,983,552
Duke Energy Carolinas LLC
3.20%, 08/15/49	4,096	2,877,357
4.95%, 01/15/33(a)	1,227	1,271,913
5.25%, 03/15/35	484	505,155
Duke Energy Florida LLC
4.85%, 12/01/35(a)	2,170	2,186,579
5.88%, 11/15/33	1,000	1,085,194
6.20%, 11/15/53	649	704,453
Duke Energy Progress LLC
5.05%, 03/15/35	3,754	3,852,427
5.55%, 03/15/55	3,930	3,919,270
Emera U.S. Finance LP, 4.75%, 06/15/46	8,176	7,068,987
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	$6,655	$6,962,494
Entergy Louisiana LLC
4.00%, 03/15/33	320	311,371
5.35%, 03/15/34	771	811,419
5.80%, 03/15/55	670	681,367
Entergy Mississippi LLC, 5.80%, 04/15/55	668	677,299
Entergy Texas, Inc., 5.25%, 04/15/35	1,582	1,641,764
Evergy Kansas Central, Inc., 5.25%, 03/15/35(a)	1,845	1,897,407
Evergy, Inc., 6.65%, 06/01/55, (5-year CMT + 2.56%)(b)	1,380	1,420,870
Florida Power & Light Co.
3.95%, 03/01/48	4,172	3,376,856
5.30%, 06/15/34	6,562	6,917,886
5.80%, 03/15/65	428	439,735
Kentucky Utilities Co., 5.85%, 08/15/55	1,833	1,885,498
Louisville Gas and Electric Co., 5.85%, 08/15/55	2,422	2,484,492
National Grid PLC
5.42%, 01/11/34(a)	2,092	2,186,317
5.81%, 06/12/33(a)	5,044	5,395,969
NextEra Energy Capital Holdings, Inc., 6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	6,753	7,011,917
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	1,430	1,462,931
5.35%, 04/01/35(a)(d)	2,171	2,260,862
5.55%, 06/15/54	3,778	3,751,744
5.65%, 11/15/33(a)	125	134,111
5.80%, 04/01/55(d)	2,308	2,371,507
PECO Energy Co.
5.25%, 09/15/54	1,062	1,008,607
5.65%, 09/15/55	1,660	1,679,362
PPL Electric Utilities Corp.
4.85%, 02/15/34(a)	171	175,010
5.00%, 05/15/33	368	380,178
5.25%, 05/15/53	4,552	4,385,195
Public Service Co. of Colorado
5.35%, 05/15/34	5,646	5,893,762
5.75%, 05/15/54	1,722	1,737,105
Public Service Co. of Oklahoma
5.20%, 01/15/35	1,560	1,593,200
5.45%, 01/15/36(a)	1,052	1,090,002
Public Service Electric and Gas Co.
4.85%, 08/01/34	625	635,243
5.30%, 08/01/54	1,176	1,141,438
5.45%, 03/01/54	819	809,657
Series Q, 5.50%, 03/01/55	266	263,582
Series R, 5.63%, 01/01/56(a)	1,795	1,833,152
Sempra
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	4,607	4,547,235
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	6,791	6,995,219
Southern Co. (The), 4.40%, 07/01/46	567	484,845
Southwestern Public Service Co.
5.30%, 05/15/35	1,618	1,670,924
6.00%, 06/01/54	760	788,343
System Energy Resources, Inc., 5.30%, 12/15/34	1,215	1,240,367
Union Electric Co., 5.25%, 04/15/35	1,505	1,560,535
Xcel Energy, Inc., 5.45%, 08/15/33	2,370	2,474,150
		162,895,547
Electronics — 0.9%
Flex Ltd., 5.38%, 11/13/35	2,155	2,178,620
Jabil, Inc., 4.75%, 02/01/33	1,950	1,942,867
Security	Par (000)	Value
Electronics (continued)
Keysight Technologies, Inc., 4.95%, 10/15/34	$1,414	$1,441,577
TD SYNNEX Corp., 5.30%, 10/10/35	2,155	2,148,430
Trimble, Inc., 6.10%, 03/15/33	5,372	5,724,864
		13,436,358
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	400	420,411
MasTec, Inc., 5.90%, 06/15/29	760	797,689
		1,218,100
Food — 2.2%
General Mills, Inc., 5.25%, 01/30/35(a)	4,715	4,837,608
J M Smucker Co. (The), 6.50%, 11/15/43(a)	995	1,086,015
Kraft Heinz Foods Co.
5.20%, 03/15/32	1,355	1,404,605
5.20%, 07/15/45(a)	7,067	6,471,554
5.40%, 03/15/35(a)	1,729	1,786,340
Pilgrim's Pride Corp.
3.50%, 03/01/32	1,098	1,028,530
6.25%, 07/01/33(a)	6,320	6,811,298
Sysco Corp., 6.60%, 04/01/50(a)	3,093	3,462,950
Tyson Foods, Inc., 5.70%, 03/15/34(a)	5,986	6,369,505
		33,258,405
Gas — 0.7%
National Fuel Gas Co.
5.50%, 03/15/30	1,475	1,534,961
5.95%, 03/15/35	1,580	1,683,259
NiSource, Inc.
5.35%, 04/01/34	576	601,258
5.35%, 07/15/35(a)	6,158	6,357,905
		10,177,383
Health Care - Products — 1.3%
Smith & Nephew PLC, 2.03%, 10/14/30	7,862	7,132,938
Solventum Corp., 5.60%, 03/23/34(a)	6,788	7,097,162
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	3,863	3,533,509
5.20%, 09/15/34	1,528	1,571,537
		19,335,146
Health Care - Services — 2.7%
Cigna Group(The)
4.80%, 08/15/38	7,057	6,841,219
4.80%, 07/15/46	5,054	4,535,107
4.90%, 12/15/48	574	516,336
5.25%, 02/15/34	277	287,358
HCA, Inc.
3.63%, 03/15/32	7,420	7,070,304
5.13%, 06/15/39	3,105	3,028,311
5.25%, 06/15/49	3,328	3,051,035
5.50%, 06/15/47	2,462	2,347,191
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	5,905	5,922,916
Universal Health Services, Inc., 2.65%, 10/15/30	6,270	5,771,279
		39,371,056
Holding Companies - Diversified — 1.3%
Ares Capital Corp.
5.10%, 01/15/31	290	283,017
5.88%, 03/01/29	6,413	6,531,566
5.95%, 07/15/29(a)	1,893	1,936,145
Blackstone Secured Lending Fund
5.13%, 01/31/31(a)	1,600	1,550,890
5.30%, 06/30/30	1,769	1,738,216
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.35%, 04/13/28(a)	$1,747	$1,753,519
Golub Capital BDC, Inc., 6.00%, 07/15/29	5,326	5,347,847
		19,141,200
Home Builders — 0.3%
NVR, Inc., 3.00%, 05/15/30	3,435	3,287,057
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	1,484	1,570,582
		4,857,639
Insurance — 4.4%
American International Group, Inc., 5.13%, 03/27/33	4,787	4,933,804
American National Group, Inc.
5.75%, 10/01/29	1,432	1,457,118
6.00%, 07/15/35(a)	2,228	2,210,268
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33(a)	4,031	4,218,129
Brown & Brown, Inc.
4.90%, 06/23/30	65	66,077
5.25%, 06/23/32	260	264,894
5.55%, 06/23/35	6,820	6,958,155
5.65%, 06/11/34	939	966,484
CNA Financial Corp., 5.20%, 08/15/35	1,635	1,644,781
Corebridge Financial, Inc.
5.75%, 01/15/34(a)	388	401,350
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)(b)	6,107	6,240,005
6.88%(a)(b)(c)	1,716	1,759,894
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,036	987,512
5.63%, 08/16/32	4,363	4,570,899
5.75%, 05/20/35	1,164	1,213,983
6.00%, 12/07/33	1,659	1,773,328
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35(a)	1,618	1,652,224
MetLife, Inc., Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	6,540	6,792,797
Prudential Financial, Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	2,338	2,175,536
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	6,725	6,772,169
Reinsurance Group of America, Inc.
5.75%, 09/15/34	801	839,229
6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	1,360	1,407,907
Willis North America, Inc., 5.35%, 05/15/33	5,093	5,245,806
		64,552,349
Internet — 1.7%
Alphabet, Inc.
2.05%, 08/15/50	4,486	2,474,906
2.25%, 08/15/60(a)	13,205	6,942,070
Amazon.com, Inc., 2.70%, 06/03/60	2,009	1,137,222
AppLovin Corp.
5.38%, 12/01/31	6,219	6,409,778
5.50%, 12/01/34	1,379	1,405,867
VeriSign, Inc.
2.70%, 06/15/31	5,913	5,380,872
5.25%, 06/01/32	1,630	1,668,376
		25,419,091
Iron & Steel — 0.1%
Steel Dynamics, Inc., 5.38%, 08/15/34	955	992,519
Lodging — 0.8%
Hyatt Hotels Corp., 5.75%, 03/30/32	1,795	1,895,952
Security	Par (000)	Value
Lodging (continued)
Marriott International, Inc./MD
5.25%, 10/15/35	$200	$204,947
5.30%, 05/15/34	375	389,919
5.35%, 03/15/35	6,794	7,057,801
Series GG, 3.50%, 10/15/32	967	913,344
Series HH, 2.85%, 04/15/31	1,623	1,519,624
		11,981,587
Machinery — 0.5%
IDEX Corp., 4.95%, 09/01/29	641	658,313
Ingersoll Rand, Inc., 5.70%, 08/14/33	6,403	6,852,032
		7,510,345
Manufacturing — 0.1%
Textron, Inc., 5.50%, 05/15/35	1,537	1,617,126
Media — 1.5%
Comcast Corp.
1.95%, 01/15/31	1,663	1,503,480
5.17%, 01/15/37(d)	7,265	7,314,875
6.05%, 05/15/55(a)	2,835	2,902,911
Fox Corp.
5.48%, 01/25/39	5,997	5,963,748
6.50%, 10/13/33	2,439	2,676,999
Walt Disney Co. (The), 6.65%, 11/15/37	1,057	1,221,005
		21,583,018
Mining — 0.8%
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	7,064	6,989,015
Southern Copper Corp.
5.88%, 04/23/45	2,937	3,078,889
6.75%, 04/16/40	1,904	2,186,611
		12,254,515
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	6,525	6,074,052
Oil & Gas — 5.5%
Antero Resources Corp., 5.40%, 02/01/36	5,475	5,481,432
BP Capital Markets PLC
4.88%, (5-year CMT + 4.40%)(b)(c)	7,315	7,290,730
6.45%, (5-year CMT + 2.15%)(b)(c)	5,255	5,601,152
Canadian Natural Resources Ltd., 5.40%, 12/15/34(a)	2,334	2,417,495
Diamondback Energy, Inc., 6.25%, 03/15/33	6,519	7,129,658
EQT Corp.
4.50%, 01/15/29	2,780	2,804,123
4.75%, 01/15/31(a)	4,222	4,281,814
Expand Energy Corp., 5.70%, 01/15/35	5,160	5,403,244
HF Sinclair Corp., 6.25%, 01/15/35	2,231	2,348,896
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	6,770	7,047,479
8.88%, 07/15/30	3,105	3,607,476
Phillips 66 Co., Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)(b)	7,270	7,309,549
Valero Energy Corp., 6.63%, 06/15/37	4,095	4,605,431
Viper Energy Partners LLC
4.90%, 08/01/30(a)	1,969	2,008,872
5.70%, 08/01/35	5,927	6,148,314
Woodside Finance Ltd.
5.40%, 05/19/30	6,125	6,354,442
5.70%, 05/19/32(a)	1,810	1,917,117
6.00%, 05/19/35	265	280,548
		82,037,772
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.6%
Berry Global, Inc.
5.65%, 01/15/34(a)	$5,430	$5,736,271
5.80%, 06/15/31	2,760	2,939,121
		8,675,392
Pharmaceuticals — 4.0%
AstraZeneca PLC, 6.45%, 09/15/37	4,651	5,334,790
Cardinal Health, Inc.
5.35%, 11/15/34	6,011	6,252,832
5.45%, 02/15/34(a)	943	991,855
Cencora, Inc., 2.70%, 03/15/31	7,177	6,688,090
CVS Health Corp.
4.78%, 03/25/38	862	823,637
5.25%, 02/21/33(a)	2,354	2,445,084
5.30%, 06/01/33	6,594	6,836,330
5.45%, 09/15/35	175	180,748
5.70%, 06/01/34	6,519	6,883,726
6.00%, 06/01/44	120	121,845
6.00%, 06/01/63(a)	203	199,161
Eli Lilly & Co.
2.25%, 05/15/50(a)	10,071	5,897,310
2.50%, 09/15/60	6,068	3,373,297
Johnson & Johnson
2.25%, 09/01/50	9,949	5,966,488
2.45%, 09/01/60	12,182	6,818,792
		58,813,985
Pipelines — 7.9%
Boardwalk Pipelines LP, 5.63%, 08/01/34	475	502,458
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	696	686,437
5.13%, 06/30/27	5,682	5,735,750
Cheniere Energy Partners LP
3.25%, 01/31/32	752	701,126
4.00%, 03/01/31	5,537	5,427,293
5.75%, 08/15/34(a)	421	444,880
5.95%, 06/30/33(a)	972	1,042,647
Cheniere Energy, Inc., 5.65%, 04/15/34(a)	6,682	7,026,511
Enbridge, Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(b)	6,118	6,144,467
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(b)	2,264	2,306,851
8.25%, 01/15/84, (5-year CMT + 3.79%)(b)	2,078	2,238,405
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(b)	2,761	2,810,038
Energy Transfer LP
5.75%, 02/15/33	2,716	2,886,558
6.55%, 12/01/33	6,302	6,979,560
Kinder Morgan, Inc.
4.80%, 02/01/33	4,474	4,554,393
5.20%, 06/01/33(a)	3,573	3,728,480
5.30%, 12/01/34	365	378,665
MPLX LP
2.65%, 08/15/30	331	310,167
4.50%, 04/15/38	1,501	1,392,720
4.95%, 09/01/32	1,196	1,217,632
5.00%, 03/01/33	5,663	5,756,252
5.50%, 06/01/34	430	445,725
ONEOK, Inc.
5.65%, 09/01/34	990	1,034,564
6.05%, 09/01/33	5,004	5,372,939
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$2,235	$2,412,581
Plains All American Pipeline LP, 5.95%, 06/15/35	6,928	7,319,631
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 01/15/36	1,660	1,701,798
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	6,701	6,775,745
Targa Resources Corp., 6.13%, 03/15/33	2,976	3,219,861
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	7,241	7,025,509
TransCanada PipeLines Ltd., 7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(b)	5,080	5,283,022
Transcanada Trust, 5.30%, 03/15/77(b)	5,001	5,020,404
Western Midstream Operating LP
4.05%, 02/01/30	1,892	1,868,996
4.80%, 03/01/31	460	463,897
5.45%, 11/15/34(a)	708	720,230
5.50%, 12/15/35(a)	460	463,966
6.15%, 04/01/33	4,982	5,331,143
6.35%, 01/15/29	596	629,807
		117,361,108
Real Estate — 0.6%
CBRE Services, Inc.
5.50%, 06/15/35	1,049	1,086,926
5.95%, 08/15/34	6,622	7,082,294
		8,169,220
Real Estate Investment Trusts — 4.9%
American Homes 4 Rent LP
4.95%, 06/15/30	450	459,191
5.25%, 03/15/35(a)	1,385	1,397,053
5.50%, 02/01/34	340	351,157
5.50%, 07/15/34	799	824,988
American Tower Corp., 2.90%, 01/15/30	1,552	1,482,998
Brixmor Operating Partnership LP
4.05%, 07/01/30	1,274	1,262,588
4.13%, 05/15/29	2,004	2,007,427
Crown Castle, Inc.
5.10%, 05/01/33(a)	5,074	5,171,328
5.80%, 03/01/34(a)	4,602	4,874,465
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	5,145	5,369,086
Extra Space Storage LP
4.95%, 01/15/33	3,091	3,140,360
5.40%, 02/01/34	1,050	1,083,130
5.40%, 06/15/35	1,545	1,596,693
5.90%, 01/15/31	390	415,443
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	6,192	5,647,483
5.30%, 01/15/29	1,462	1,492,401
5.63%, 09/15/34	818	832,859
5.75%, 11/01/37	408	406,301
Healthcare Realty Holdings LP, 2.00%, 03/15/31	4,003	3,547,663
Healthpeak OP LLC, 5.38%, 02/15/35	1,613	1,663,979
Host Hotels & Resorts LP
5.70%, 06/15/32	233	245,457
5.70%, 07/01/34	1,321	1,377,224
Series I, 3.50%, 09/15/30	3,059	2,930,276
Invitation Homes Operating Partnership LP
4.88%, 02/01/35	999	991,648
4.95%, 01/15/33	1,862	1,875,023
NNN REIT, Inc., 5.50%, 06/15/34	227	237,300
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	1,827	1,873,773
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP, 3.20%, 12/01/31	$6,343	$5,866,051
Sun Communities Operating LP
2.70%, 07/15/31	5,303	4,866,576
4.20%, 04/15/32	439	430,398
Ventas Realty LP, 5.63%, 07/01/34	178	187,649
VICI Properties LP
4.95%, 02/15/30	389	395,426
5.13%, 11/15/31	498	507,033
5.13%, 05/15/32(a)	6,971	7,070,911
5.63%, 04/01/35	900	926,172
		72,807,510
Retail — 1.5%
AutoZone, Inc., 5.40%, 07/15/34	1,149	1,200,608
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(a)	5,579	5,189,955
4.10%, 01/15/52(a)	3,259	2,374,982
Dollar General Corp., 5.45%, 07/05/33(a)	6,700	7,037,945
Ferguson Enterprises, Inc., 5.00%, 10/03/34	5,231	5,314,201
Walmart, Inc., 2.65%, 09/22/51	1,616	1,041,334
		22,159,025
Semiconductors — 1.0%
Marvell Technology, Inc., 5.45%, 07/15/35	1,685	1,754,144
Micron Technology, Inc.
5.80%, 01/15/35	1,783	1,909,431
6.05%, 11/01/35	6,564	7,130,350
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30	434	420,603
5.00%, 01/15/33	2,015	2,062,219
5.25%, 08/19/35(a)	310	316,665
TSMC Arizona Corp., 3.25%, 10/25/51(a)	2,420	1,905,105
		15,498,517
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,064	1,104,042
5.75%, 01/15/35	929	993,740
		2,097,782
Software — 4.7%
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	3,784	3,430,318
2.90%, 12/01/29(a)	2,888	2,736,475
Microsoft Corp.
2.68%, 06/01/60(a)	11,818	6,842,129
3.04%, 03/17/62(a)	10,237	6,434,997
MSCI, Inc.
5.15%, 03/15/36	505	500,413
5.25%, 09/01/35(a)	7,026	7,034,864
Oracle Corp.
2.88%, 03/25/31	506	459,889
2.95%, 04/01/30	1,949	1,813,786
4.30%, 07/08/34	6,761	6,198,742
4.70%, 09/27/34(a)	160	150,361
5.20%, 09/26/35(a)	4,770	4,609,503
5.38%, 07/15/40	6,351	5,810,193
5.50%, 08/03/35	2,075	2,051,207
6.25%, 11/09/32(a)	4,229	4,465,494
6.90%, 11/09/52	3,192	3,158,837
Roper Technologies, Inc.
4.90%, 10/15/34	555	551,652
5.10%, 09/15/35	7,170	7,157,502
Security	Par (000)	Value
Software (continued)
Workday, Inc., 3.80%, 04/01/32	$6,875	$6,521,418
		69,927,780
Telecommunications — 6.0%
AT&T, Inc.
4.50%, 05/15/35(a)	752	732,869
5.38%, 08/15/35(a)	6,650	6,907,291
5.40%, 02/15/34	1,268	1,329,052
British Telecommunications PLC, 9.63%, 12/15/30	5,962	7,294,148
Corning, Inc., 5.45%, 11/15/79	1,374	1,303,796
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	6,136	7,200,018
Motorola Solutions, Inc.
2.75%, 05/24/31	2,313	2,144,799
5.40%, 04/15/34	3,866	4,040,829
5.55%, 08/15/35	2,588	2,725,378
Orange SA, 9.00%, 03/01/31	5,646	6,811,536
Sprint Capital Corp., 8.75%, 03/15/32	5,726	6,999,250
TELUS Corp., 3.40%, 05/13/32(a)	6,962	6,509,576
T-Mobile USA, Inc.
2.55%, 02/15/31	4,085	3,781,434
2.70%, 03/15/32	1,332	1,213,477
3.60%, 11/15/60(a)	7,728	5,200,316
3.88%, 04/15/30(a)	6,313	6,264,468
4.38%, 04/15/40	3,404	3,108,504
4.50%, 04/15/50(a)	982	823,968
Verizon Communications, Inc.
4.27%, 01/15/36	1,004	954,734
4.40%, 11/01/34	1,982	1,942,707
4.50%, 08/10/33	392	391,008
5.25%, 04/02/35(a)	3,380	3,480,147
5.40%, 07/02/37	7,225	7,435,692
		88,594,997
Transportation — 1.4%
FedEx Corp.
3.25%, 05/15/41	2,571	2,026,381
4.10%, 02/01/45	1,381	1,141,831
4.95%, 10/17/48	2,691	2,465,014
5.10%, 01/15/44	2,043	1,947,157
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33(d)	2,550	2,549,926
5.25%, 03/15/36(d)	145	144,551
Union Pacific Corp., 3.80%, 04/06/71	8,082	5,675,323
United Parcel Service, Inc., 6.20%, 01/15/38	4,227	4,750,484
		20,700,667
Water — 0.1%
Essential Utilities, Inc., 5.25%, 08/15/35	1,655	1,697,556
Total Long-Term Investments — 98.8% (Cost: $1,440,853,641)		1,465,289,961
	Shares
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	93,678,645	93,725,484
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	19,530,000	$19,530,000
Total Short-Term Securities — 7.6% (Cost: $113,240,400)		113,255,484
Total Investments — 106.4% (Cost: $1,554,094,041)		1,578,545,445
Liabilities in Excess of Other Assets — (6.4)%		(94,784,945)
Net Assets — 100.0%		$1,483,760,500

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,003,185	$—	$(8,279,779)(a)	$3,070	$(992)	$93,725,484	93,678,645	$200,346 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,270,000	17,260,000 (a)	—	—	—	19,530,000	19,530,000	330,748	—
				$3,070	$(992)	$113,255,484		$531,094	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,465,289,961	$—	$1,465,289,961
Short-Term Securities
Money Market Funds	113,255,484	—	—	113,255,484
	$113,255,484	$1,465,289,961	$—	$1,578,545,445
See notes to financial statements.
Schedule of Investments
14

Statements of Assets and Liabilities
February 28, 2026

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,631,206,058	$1,465,289,961
Investments, at value—affiliated(c)	258,119,089	113,255,484
Cash	8,075	8,178
Foreign currency, at value(d)	294	—
Receivables:
Investments sold	67,941,838	61,589,266
Securities lending income—affiliated	81,401	27,553
Capital shares sold	353,803	—
Dividends—affiliated	43,253	46,037
Interest—unaffiliated	30,881,238	20,546,933
Total assets	1,988,635,049	1,660,763,412
LIABILITIES
Collateral on securities loaned, at value	236,833,935	93,728,359
Payables:
Investments purchased	57,593,567	83,071,260
Investment advisory fees	449,784	203,293
Total liabilities	294,877,286	177,002,912
Commitments and contingent liabilities
NET ASSETS	$1,693,757,763	$1,483,760,500
NET ASSETS CONSIST OF
Paid-in capital	$1,701,471,351	$1,469,182,949
Accumulated earnings (loss)	(7,713,588)	14,577,551
NET ASSETS	$1,693,757,763	$1,483,760,500
NET ASSET VALUE
Shares outstanding	35,700,000	32,150,000
Net asset value	$47.44	$46.15
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$1,606,486,885	$1,440,853,641
(b) Securities loaned, at value	$228,218,011	$90,452,309
(c) Investments, at cost—affiliated	$258,075,326	$113,240,400
(d) Foreign currency, at cost	$242	$—
See notes to financial statements.
15
2026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2026

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$538,951	$330,748
Interest—unaffiliated	115,673,371	66,786,530
Securities lending income—affiliated—net	1,771,921	200,346
Payment-in-kind interest—unaffiliated	41,691	—
Other income—unaffiliated	12,962	1,505
Total investment income	118,038,896	67,319,129
EXPENSES
Investment advisory	5,590,009	2,336,959
Total expenses	5,590,009	2,336,959
Net investment income	112,448,887	64,982,170
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(29,123,838)	4,488,298
Investments—affiliated	(24,048)	3,070
In-kind redemptions—unaffiliated(a)	7,294,218	832,992
	(21,853,668)	5,324,360
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	11,689,710	21,049,168
Investments—affiliated	12,014	(992)
Foreign currency translations	35	—
	11,701,759	21,048,176
Net realized and unrealized gain (loss)	(10,151,909)	26,372,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,296,978	$91,354,706
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares High Yield Systematic Bond ETF		iShares Investment Grade Systematic Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$112,448,887	$58,259,134	$64,982,170	$56,359,681
Net realized gain (loss)	(21,853,668)	13,132,250	5,324,360	17,590,389
Net change in unrealized appreciation (depreciation)	11,701,759	5,165,271	21,048,176	6,027,865
Net increase in net assets resulting from operations	102,296,978	76,556,655	91,354,706	79,977,935
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(112,017,772)	(54,319,948)	(63,802,862)	(54,498,633)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	157,312,290	923,525,176	383,417,726	490,147,057
NET ASSETS
Total increase in net assets	147,591,496	945,761,883	410,969,570	515,626,359
Beginning of year	1,546,166,267	600,404,384	1,072,790,930	557,164,571
End of year	$1,693,757,763	$1,546,166,267	$1,483,760,500	$1,072,790,930

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Systematic Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$47.65	$46.18	$44.14	$49.27	$51.32
Net investment income(a)	3.31	3.43	3.44	2.66	2.23
Net realized and unrealized gain (loss)(b)	(0.20)	1.39	1.80	(5.00)	(1.90)
Net increase (decrease) from investment operations	3.11	4.82	5.24	(2.34)	0.33
Distributions from net investment income(c)	(3.32)	(3.35)	(3.20)	(2.79)	(2.38)
Net asset value, end of year	$47.44	$47.65	$46.18	$44.14	$49.27
Total Return(d)
Based on net asset value	6.84%	10.80%	12.43%	(4.73)%	0.63%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.04%	7.29%	7.70%	5.89%	4.37%
Supplemental Data
Net assets, end of year (000)	$1,693,758	$1,546,166	$600,404	$134,615	$174,913
Portfolio turnover rate(f)	93%	81%	67%	60%	67%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Systematic Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$45.27	$44.40	$43.60	$49.85	$53.69
Net investment income(a)	2.27	2.29	2.22	1.70	1.36
Net realized and unrealized gain (loss)(b)	0.86	0.85	0.70	(6.35)	(3.19)
Net increase (decrease) from investment operations	3.13	3.14	2.92	(4.65)	(1.83)
Distributions(c)
From net investment income	(2.25)	(2.27)	(2.12)	(1.59)	(1.39)
From net realized gain	—	—	—	(0.01)	(0.62)
Total distributions	(2.25)	(2.27)	(2.12)	(1.60)	(2.01)
Net asset value, end of year	$46.15	$45.27	$44.40	$43.60	$49.85
Total Return(d)
Based on net asset value	7.09%	7.25%	6.87%	(9.35)%	(3.57)%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.01%	5.10%	5.06%	3.80%	2.57%
Supplemental Data
Net assets, end of year (000)	$1,483,761	$1,072,791	$557,165	$235,460	$162,009
Portfolio turnover rate(f)	63%	69%	76%	87%	59%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
High Yield Systematic Bond	Diversified
Investment Grade Systematic Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
21
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Systematic Bond
Barclays Bank PLC	$65,723,452	$(65,723,452)	$—	$—
BMO Capital Markets Corp.	821,713	(821,713)	—	—
BNP Paribas SA	26,321,465	(26,321,465)	—	—
BofA Securities, Inc.	6,209,037	(6,209,037)	—	—
Citadel Clearing LLC	1,554,856	(1,554,856)	—	—
Citigroup Global Markets, Inc.	8,406,642	(8,406,642)	—	—
Goldman Sachs & Co. LLC	11,034,251	(11,034,251)	—	—
J.P. Morgan Securities LLC	21,688,578	(21,688,578)	—	—
Jefferies LLC	2,627,109	(2,627,109)	—	—
Morgan Stanley	8,784,846	(8,784,846)	—	—
National Bank of Canada	1,792,038	(1,792,038)	—	—
Pershing LLC	4,958,145	(4,958,145)	—	—
RBC Capital Markets LLC	31,004,419	(31,004,419)	—	—
Scotia Capital (USA), Inc.	10,537,432	(10,537,432)	—	—
Scotia Capital, Inc.	9,358,409	(9,358,409)	—	—
State Street Bank & Trust Co.	1,751,233	(1,751,233)	—	—
TD Securities (USA) LLC	506,008	(506,008)	—	—
Wells Fargo Bank N.A.	4,919,251	(4,919,251)	—	—
Wells Fargo Securities LLC	10,219,127	(10,219,127)	—	—
	$228,218,011	$(228,218,011)	$—	$—
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Investment Grade Systematic Bond
Barclays Bank PLC	$25,208,502	$(25,208,502)	$—	$—
BMO Capital Markets Corp.	230,149	(230,149)	—	—
BNP Paribas SA	4,965,439	(4,965,439)	—	—
BofA Securities, Inc.	2,953,564	(2,953,564)	—	—
Citigroup Global Markets, Inc.	7,429,183	(7,429,183)	—	—
J.P. Morgan Securities LLC	22,606,723	(22,606,723)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	690,762	(690,762)	—	—
Morgan Stanley	7,892,757	(7,892,757)	—	—
National Bank Financial Inc.	170,805	(170,805)	—	—
Pershing LLC	790,200	(790,200)	—	—
RBC Capital Markets LLC	7,038,240	(7,038,240)	—	—
State Street Bank & Trust Co.	1,077,737	(1,077,737)	—	—
TD Securities (USA) LLC	960,470	(960,470)	—	—
UBS Securities LLC	38,654	(38,654)	—	—
Wells Fargo Bank N.A.	1,550,198	(1,550,198)	—	—
Wells Fargo Securities LLC	6,848,926	(6,848,926)	—	—
	$90,452,309	$(90,452,309)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
High Yield Systematic Bond	0.35%
Investment Grade Systematic Bond	0.18
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be,
23
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
High Yield Systematic Bond	$512,087
Investment Grade Systematic Bond	73,845
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
High Yield Systematic Bond	$1,446,827,447	$1,466,502,917
Investment Grade Systematic Bond	819,891,958	807,415,504
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
High Yield Systematic Bond	$509,317,210	$357,190,664
Investment Grade Systematic Bond	439,873,212	64,495,826
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
High Yield Systematic Bond	$7,009,737	$ (7,009,737)
Investment Grade Systematic Bond	849,690	(849,690)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
High Yield Systematic Bond
Ordinary income	$112,017,772	$54,319,948
Investment Grade Systematic Bond
Ordinary income	$63,802,862	$54,498,633
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
High Yield Systematic Bond	$9,447,874	$(40,909,008)	$23,747,546	$(7,713,588)
Investment Grade Systematic Bond	6,264,484	(15,347,363)	23,660,430	14,577,551

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

For the year ended February 28, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Investment Grade Systematic Bond	$4,398,555
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Systematic Bond	$1,865,577,653	$32,071,944	$(8,324,450)	$23,747,494
Investment Grade Systematic Bond	1,554,885,015	29,612,619	(5,952,189)	23,660,430
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the
25
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
High Yield Systematic Bond
Shares sold	11,150,000	$526,353,728	22,550,000	$1,066,797,782
Shares redeemed	(7,900,000)	(369,041,438)	(3,100,000)	(143,272,606)
	3,250,000	$157,312,290	19,450,000	$923,525,176
Investment Grade Systematic Bond
Shares sold	9,900,000	$448,684,462	25,500,000	$1,138,206,179
Shares redeemed	(1,450,000)	(65,266,736)	(14,350,000)	(648,059,122)
	8,450,000	$383,417,726	11,150,000	$490,147,057
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares High Yield Systematic Bond ETF
iShares Investment Grade Systematic Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
28

Important Tax Information (unaudited)
The Fund hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
High Yield Systematic Bond	$218,645
Investment Grade Systematic Bond	148,543
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
High Yield Systematic Bond	$111,835,304
Investment Grade Systematic Bond	62,609,882
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
High Yield Systematic Bond	$91,398,151
Investment Grade Systematic Bond	55,066,594
29
2026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
31
2026 iShares Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
• iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

2

Schedule of Investments
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)(b)	$16,946	$17,878,518
7.50%, 06/01/29(a)	15,887	15,998,835
7.50%, 03/15/33(a)(b)	13,350	14,390,252
7.75%, 04/15/28(a)(b)	13,352	13,465,487
7.88%, 04/01/30(a)(b)	12,668	13,346,725
Lamar Media Corp.
3.63%, 01/15/31(b)	7,483	7,061,899
3.75%, 02/15/28	8,567	8,415,118
4.00%, 02/15/30(b)	5,836	5,649,239
4.88%, 01/15/29	2,763	2,758,311
5.38%, 11/01/33(a)(b)	6,607	6,605,337
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	38,629	38,652,877
9.50%, 02/15/33(a)	21,282	20,848,715
10.38%, 05/15/31(a)(b)	16,120	16,253,991
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	4,860	4,761,632
4.63%, 03/15/30(a)(b)	4,381	4,284,322
5.00%, 08/15/27(a)	6,700	6,699,512
7.38%, 02/15/31(a)(b)	8,120	8,541,604
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	14,772	13,572,169
		219,184,543
Aerospace & Defense — 2.1%
ATI, Inc., 7.25%, 08/15/30(b)	8,602	9,012,449
Bombardier, Inc.
6.00%, 02/15/28(a)(b)	4,939	4,940,543
6.75%, 06/15/33(a)	8,875	9,358,720
7.00%, 06/01/32(a)(b)	9,267	9,759,896
7.25%, 07/01/31(a)(b)	8,187	8,699,501
7.50%, 02/01/29(a)	13,121	13,637,353
8.75%, 11/15/30(a)	11,539	12,345,446
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	4,043	1,004,663
TransDigm, Inc.
4.63%, 01/15/29(b)	17,538	17,462,502
4.88%, 05/01/29(b)	11,414	11,394,560
6.00%, 01/15/33(a)	21,626	22,014,133
6.13%, 07/31/34(a)(b)	8,240	8,375,188
6.25%, 01/31/34(a)(b)	8,252	8,529,489
6.38%, 03/01/29(a)	40,839	41,966,022
6.38%, 05/31/33(a)	37,734	38,547,971
6.63%, 03/01/32(a)(b)	31,607	32,742,298
6.75%, 08/15/28(a)	31,615	32,178,499
6.75%, 01/31/34(a)(b)	29,120	30,224,187
6.88%, 12/15/30(a)(b)	20,306	21,138,386
7.13%, 12/01/31(a)	14,397	15,096,447
		348,428,253
Agriculture — 0.1%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)(b)	6,696	6,696,732
6.00%, 06/15/30(a)(b)	12,491	12,644,752
		19,341,484
Airlines — 0.8%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	11,795	11,985,197
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	40,932	41,390,519
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	30,065	30,569,310
Security	Par (000)	Value
Airlines (continued)
United Airlines Holdings, Inc.
4.88%, 03/01/29	$10,000	$10,066,467
5.38%, 03/01/31(b)	6,707	6,831,142
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	12,473	11,548,206
7.88%, 05/01/27(a)	8,972	8,993,650
9.50%, 06/01/28(a)(b)	9,201	9,488,432
		130,872,923
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % Cash / 10.75 % PIK)(a)(b)(f)	34,550	38,080,631
VF Corp.
2.80%, 04/23/27(b)	4,977	4,847,193
2.95%, 04/23/30(b)	8,619	7,899,964
		50,827,788
Auto Manufacturers — 1.4%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	12,277	11,657,942
4.75%, 10/01/27(a)	2,672	2,670,201
5.88%, 06/01/29(a)	5,481	5,533,614
5.88%, 12/01/33(a)(b)	6,129	6,260,248
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	15,269	12,377,433
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	5,074	5,040,664
5.50%, 07/15/29(a)(b)	2,987	2,991,667
5.88%, 01/15/28(a)	8,580	8,583,506
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)(b)	9,018	8,586,350
5.30%, 09/13/27(a)	5,725	5,760,760
5.63%, 09/29/28(a)	11,187	11,263,681
6.13%, 09/30/30(a)	18,285	18,297,244
7.05%, 09/15/28(a)	10,291	10,677,528
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	39,670	39,387,831
4.81%, 09/17/30(a)(b)	35,739	33,945,213
7.50%, 07/17/30(a)	14,654	15,434,493
7.75%, 07/17/32(a)	10,796	11,501,870
8.13%, 07/17/35(a)(b)	17,358	18,963,044
		228,933,289
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	6,998	7,133,383
7.50%, 02/15/33(a)(b)	9,970	10,438,792
8.25%, 04/15/31(a)(b)	8,841	9,246,124
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	9,863	9,606,828
6.38%, 10/15/32(a)(b)	13,243	13,474,752
6.88%, 07/01/28(b)	2,312	2,313,755
7.75%, 10/15/33(a)(b)	17,698	17,989,279
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(g)	3,506	3,653,523
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	12,412	12,690,729
6.75%, 02/15/30(a)(b)	12,970	13,569,782
6.75%, 09/15/32(a)	15,478	16,046,806
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Cooper-Standard Automotive, Inc.
9.25%, 03/01/31(a)	$5,325	$5,341,765
13.50%, 03/31/27, (9.00 % Cash and 4.50 % PIK)(a)(f)	307	314,033
Forvia SE
6.75%, 09/15/33(a)(b)	5,810	5,981,308
8.00%, 06/15/30(a)(b)	6,252	6,646,657
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(b)	11,570	11,527,801
5.00%, 07/15/29(b)	11,806	11,560,432
5.25%, 04/30/31(b)	7,756	7,428,598
5.25%, 07/15/31(b)	8,503	8,106,631
5.63%, 04/30/33(b)	4,527	4,291,180
6.63%, 07/15/30(b)	6,219	6,352,161
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38 % Cash)(a)(b)(f)	4,383	4,434,626
7.75%, 11/15/30, (7.75 % Cash)(a)(f)	7,406	7,787,779
8.00%, 11/15/32, (8.00 % Cash)(a)(f)	4,281	4,562,248
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	16,097	16,488,096
6.25%, 08/15/33(a)	12,046	12,485,177
Tenneco, Inc., 8.00%, 11/17/28(a)	29,389	29,384,171
ZF North America Capital, Inc.
6.75%, 04/23/30(a)(b)	12,270	12,377,529
6.88%, 04/14/28(a)(b)	5,842	6,022,530
6.88%, 04/23/32(a)(b)	10,374	10,398,136
7.13%, 04/14/30(a)(b)	9,257	9,485,749
7.50%, 03/24/31(a)	22,510	23,136,620
		320,276,980
Banks — 0.1%
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	8,308	9,036,410
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)(b)	7,802	7,646,311
6.25%, 04/01/29(a)	11,062	11,047,122
		18,693,433
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	20,298	21,050,575
7.25%, 12/15/33(a)(b)	11,054	11,715,513
		32,766,088
Building Materials — 2.2%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)(b)	19,784	18,852,504
5.00%, 03/01/30(a)	5,781	5,738,253
6.38%, 06/15/32(a)(b)	9,015	9,261,786
6.38%, 03/01/34(a)(b)	15,025	15,449,070
6.75%, 05/15/35(a)(b)	10,782	11,253,712
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)(b)	10,256	7,726,446
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)(b)	6,602	4,807,081
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	44,224	45,765,114
6.75%, 07/15/31(a)	6,938	7,223,022
James Hardie International Finance DAC, 5.00%, 01/15/28(a)(b)	3,003	3,000,198
Security	Par (000)	Value
Building Materials (continued)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	$8,986	$9,034,504
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	5,317	4,980,257
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)(b)	61,869	64,220,022
6.75%, 03/01/33(a)(b)	22,024	22,882,674
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(b)	17,254	17,234,320
8.88%, 11/15/31(a)(b)	17,517	18,613,589
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	2,360	2,353,778
6.25%, 08/01/33(a)	18,088	18,409,051
6.50%, 08/15/32(a)(b)	17,391	17,870,774
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	15,677	14,487,641
4.38%, 07/15/30(a)	25,958	25,024,947
4.75%, 01/15/28(a)	13,081	13,022,638
		357,211,381
Chemicals — 2.9%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	9,255	9,734,445
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	7,909	7,615,708
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	3,608	3,604,085
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	11,495	11,770,170
6.75%, 04/15/33(b)	16,282	16,669,692
6.85%, 11/15/28(b)	11,025	11,587,067
7.00%, 02/15/31(b)	9,386	9,654,674
7.05%, 11/15/30	14,787	15,751,827
7.20%, 11/15/33(b)	14,469	15,530,201
7.33%, 07/15/29	12,227	12,910,126
7.38%, 07/15/32(b)	15,107	15,881,889
7.38%, 02/15/34(b)	12,340	12,672,137
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	8,079	7,650,067
5.38%, 05/15/27(b)	8,473	8,558,519
5.75%, 11/15/28(a)(b)	10,765	10,840,505
7.88%, 03/15/34(a)	1,995	1,992,507
8.00%, 01/15/33(a)(b)	7,664	7,785,187
FMC Corp.
3.45%, 10/01/29(b)	5,989	5,275,433
5.65%, 05/18/33(b)	5,657	5,019,738
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	10,616	6,946,849
Huntsman International LLC
2.95%, 06/15/31	4,323	3,731,969
4.50%, 05/01/29(b)	9,664	9,277,030
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,235	5,770,158
7.50%, 04/15/29(a)(b)	10,322	9,179,323
Methanex Corp.
5.13%, 10/15/27(b)	11,710	11,740,617
5.25%, 12/15/29(b)	7,468	7,522,961
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	7,279	7,532,946
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	9,131	8,960,687
5.25%, 06/01/27(a)	15,691	15,763,326
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
7.00%, 12/01/31(a)	$3,412	$3,641,539
8.50%, 11/15/28(a)	6,219	6,490,957
9.00%, 02/15/30(a)	10,596	11,267,469
Olin Corp.
5.00%, 02/01/30(b)	4,191	4,070,690
5.63%, 08/01/29(b)	7,945	7,950,975
6.63%, 04/01/33(a)(b)	8,961	8,748,455
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,501	11,159,248
6.25%, 10/01/29(a)(b)	6,159	6,032,048
6.75%, 08/01/32(a)	16,833	16,567,241
7.25%, 06/15/31(a)	11,820	12,086,318
Series 144*, 7.25%, 02/15/33(a)	22,938	22,816,445
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	6,995	7,016,339
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	15,297	15,220,515
6.63%, 05/01/29(a)	8,738	8,721,616
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,847	6,731,101
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)(b)	11,372	11,485,903
Tronox, Inc.
4.63%, 03/15/29(a)(b)	14,705	11,382,346
9.13%, 09/30/30(a)(b)	5,133	5,023,102
WR Grace Holdings LLC
5.63%, 08/15/29(a)	17,285	16,550,375
6.63%, 08/15/32(a)	11,170	11,290,321
7.00%, 08/01/33(a)	8,048	8,174,309
		489,357,155
Commercial Services — 5.1%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	11,689	11,394,808
5.88%, 10/15/33(a)(b)	13,830	14,031,280
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	20,681	21,645,707
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	34,825	36,785,679
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	13,903	13,735,925
6.88%, 06/15/30(a)	15,000	15,609,267
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	17,867	17,651,301
4.63%, 06/01/28(a)(b)	11,629	11,508,893
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	6,790	6,631,702
5.38%, 03/01/29(a)(b)	8,467	8,076,062
8.00%, 02/15/31(a)	6,549	6,489,308
8.25%, 01/15/30(a)(b)	10,140	10,227,933
8.38%, 06/15/32(a)(b)	9,106	8,936,211
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	16,777	17,149,137
Block, Inc.
3.50%, 06/01/31(b)	11,778	11,044,551
5.63%, 08/15/30(a)	18,756	18,985,761
6.00%, 08/15/33(a)	15,431	15,641,568
6.50%, 05/15/32	29,526	30,347,260
Brink's Co.(The)
4.63%, 10/15/27(a)	4,089	4,071,111
6.50%, 06/15/29(a)	5,024	5,170,010
Security	Par (000)	Value
Commercial Services (continued)
6.75%, 06/15/32(a)(b)	$2,054	$2,125,130
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	12,879	12,022,747
4.88%, 07/01/29(a)(b)	12,443	10,141,156
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(b)	5,348	5,684,416
8.63%, 05/15/32(a)(b)	8,993	9,603,850
9.00%, 05/15/28(a)	16,248	17,013,671
Garda World Security Corp.
6.00%, 06/01/29(a)	7,716	7,543,567
6.50%, 01/15/31(a)(b)	10,029	10,284,566
7.75%, 02/15/28(a)	5,739	5,862,818
8.25%, 08/01/32(a)	8,156	8,323,956
8.38%, 11/15/32(a)	14,043	14,347,265
GEO Group, Inc.(The)
8.63%, 04/15/29	10,653	11,101,402
10.25%, 04/15/31	9,697	10,409,713
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	8,364	8,462,576
6.00%, 03/15/34(a)(b)	3,785	3,804,461
6.63%, 06/15/29(a)(b)	11,347	11,700,119
7.00%, 06/15/30(a)	27,064	28,353,562
7.25%, 06/15/33(a)(b)	18,367	19,402,509
Hertz Corp.(The)
5.00%, 12/01/29(a)(b)	14,487	7,517,396
12.63%, 07/15/29(a)(b)	18,182	16,744,849
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(b)	22,712	18,159,039
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	16,808	16,539,632
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	19,983	19,186,402
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	16,926	17,395,708
10.88%, 08/01/29(a)	8,608	8,794,966
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(b)	13,895	13,358,945
Service Corp. International/U.S.
3.38%, 08/15/30	12,270	11,523,105
4.00%, 05/15/31	11,170	10,655,177
4.63%, 12/15/27	4,735	4,725,463
5.13%, 06/01/29	9,175	9,203,431
5.75%, 10/15/32	11,570	11,782,373
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)	23,484	22,991,717
Sotheby's, 7.38%, 10/15/27(a)	8,552	8,490,532
United Rentals North America, Inc.
3.75%, 01/15/32(b)	10,563	9,974,280
3.88%, 11/15/27(b)	9,223	9,166,973
3.88%, 02/15/31(b)	15,711	15,129,376
4.00%, 07/15/30	9,964	9,698,467
4.88%, 01/15/28(b)	21,102	21,077,435
5.25%, 01/15/30(b)	9,653	9,758,866
5.38%, 11/15/33(a)	17,460	17,583,509
6.13%, 03/15/34(a)(b)	15,543	16,244,100
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	16,084	17,235,550
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	17,850	18,617,425
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	7,533	7,491,288
6.63%, 06/15/29(a)	7,155	7,385,507
6.63%, 04/15/30(a)(b)	6,155	6,362,447
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
7.38%, 10/01/31(a)(b)	$7,625	$7,970,088
		852,085,004
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	11,677	12,220,710
CACI International, Inc., 6.38%, 06/15/33(a)(b)	15,043	15,477,466
McAfee Corp., 7.38%, 02/15/30(a)(b)	30,304	24,801,721
NCR Atleos Corp., 9.50%, 04/01/29(a)	22,413	24,054,333
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	7,110	6,977,932
5.13%, 04/15/29(a)	2,628	2,573,592
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)(b)	3,347	3,275,155
5.88%, 07/15/30(a)	2,873	2,956,319
8.25%, 12/15/29(a)(b)	9,485	10,000,960
8.50%, 07/15/31(a)	8,494	8,927,091
9.63%, 12/01/32(a)	7,334	8,215,432
		119,480,711
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	7,307	7,042,816
5.50%, 06/01/28(a)	10,143	10,111,738
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	15,582	16,037,287
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	10,713	10,371,979
6.13%, 09/30/32(b)	10,274	10,040,295
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	8,089	7,572,416
5.13%, 01/15/28(a)	6,385	6,378,565
		67,555,096
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	2,615	2,523,729
4.00%, 01/15/28(a)	8,614	8,480,304
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	9,213	9,362,007
7.75%, 03/15/31(a)(b)	13,421	13,958,276
		34,324,316
Diversified Financial Services — 5.5%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(g)	8,258	8,228,247
6.70%, 02/14/33(b)	7,851	8,169,038
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	4,162	4,109,125
10.00%, 08/15/30(a)	11,006	11,709,327
Azorra Finance Ltd.
6.25%, 02/15/34(a)	6,415	6,309,290
7.25%, 01/15/31(a)	3,791	3,953,743
7.75%, 04/15/30(a)	8,405	8,839,578
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	6,280	6,235,904
7.50%, 07/15/33(a)(b)	8,116	7,714,387
8.50%, 01/15/34(a)	7,793	7,585,186
9.25%, 07/01/31(a)	10,313	10,530,747
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	14,217	13,548,665
3.63%, 10/01/31(a)(b)	10,745	9,368,979
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	5,881	5,855,673
9.25%, 12/15/28(a)	11,193	11,700,006
Security	Par (000)	Value
Diversified Financial Services (continued)
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	$11,020	$10,981,000
6.75%, 12/01/32(a)	8,028	7,940,847
Encore Capital Group, Inc.
6.63%, 04/15/31(a)(b)	5,466	5,514,319
8.50%, 05/15/30(a)(b)	6,081	6,492,748
9.25%, 04/01/29(a)(b)	7,228	7,577,451
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	13,220	13,183,230
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	11,042	10,651,746
7.88%, 04/01/33(a)(b)	6,841	6,738,185
8.38%, 04/01/32(a)(b)	8,603	8,664,608
9.13%, 05/15/31(a)	9,013	9,303,669
9.25%, 02/01/29(a)(b)	18,680	19,498,231
GGAM Finance Ltd.
5.88%, 03/15/30(a)	5,192	5,302,330
6.88%, 04/15/29(a)	4,830	4,976,348
8.00%, 02/15/27(a)	8,908	9,023,906
8.00%, 06/15/28(a)	5,237	5,496,161
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	18,767	19,348,758
goeasy Ltd.
6.88%, 02/15/31(a)(b)	6,230	5,365,220
7.38%, 10/01/30(a)(b)	6,003	5,319,105
7.63%, 07/01/29(a)(b)	8,942	8,377,437
9.25%, 12/01/28(a)	6,350	6,296,422
Series 144*, 6.88%, 05/15/30(a)	5,904	5,216,839
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	9,315	9,065,643
6.13%, 11/01/32(a)(b)	24,437	24,539,230
6.75%, 05/01/33(a)(b)	29,309	30,074,589
7.13%, 04/30/31(a)	19,853	20,592,346
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	14,807	14,086,397
6.63%, 10/15/31(a)	7,699	7,498,309
Navient Corp.
4.88%, 03/15/28	6,533	6,216,287
5.00%, 03/15/27	10,183	9,994,986
5.50%, 03/15/29(b)	9,831	9,168,752
7.88%, 06/15/32(b)	7,268	6,762,804
9.38%, 07/25/30(b)	6,221	6,304,251
11.50%, 03/15/31	7,247	7,651,624
OneMain Finance Corp.
3.88%, 09/15/28	8,975	8,686,351
4.00%, 09/15/30(b)	12,447	11,473,743
5.38%, 11/15/29(b)	10,968	10,829,872
6.13%, 05/15/30(b)	11,424	11,462,491
6.50%, 03/15/33	12,165	12,039,670
6.63%, 01/15/28(b)	9,826	10,021,712
6.63%, 05/15/29	13,936	14,241,332
6.75%, 03/15/32(b)	8,963	9,035,582
6.75%, 09/15/33(b)	14,875	14,764,627
7.13%, 11/15/31(b)	10,960	11,190,680
7.13%, 09/15/32(b)	11,873	12,127,454
7.50%, 05/15/31	11,155	11,516,348
7.88%, 03/15/30	10,539	11,021,621
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	11,673	11,738,894
8.00%, 08/01/33(a)	10,406	10,370,641
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	$9,404	$9,028,535
5.75%, 09/15/31(a)(b)	7,227	7,016,440
6.75%, 02/15/34(a)(b)	9,695	9,582,163
6.88%, 05/15/32(a)	12,539	12,597,883
6.88%, 02/15/33(a)	12,979	12,962,210
7.13%, 11/15/30(a)(b)	9,127	9,368,227
7.88%, 12/15/29(a)(b)	11,299	11,836,895
PRA Group, Inc.
8.38%, 02/01/28(a)(b)	6,104	6,130,768
8.88%, 01/31/30(a)(b)	8,028	8,168,490
Rocket Companies, Inc.
6.13%, 08/01/30(a)	30,628	31,401,385
6.38%, 08/01/33(a)	28,826	29,798,425
Rocket Cos., Inc.
6.50%, 08/01/29(a)(b)	10,793	11,082,886
7.13%, 02/01/32(a)(b)	14,796	15,465,297
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	11,417	10,984,925
3.88%, 03/01/31(a)(b)	17,502	16,440,362
4.00%, 10/15/33(a)(b)	11,838	10,851,806
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	6,629	6,873,709
StoneX Group, Inc., 7.88%, 03/01/31(a)	10,121	10,734,099
Synchrony Financial, 7.25%, 02/02/33	11,768	12,403,203
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	7,909	7,745,494
5.75%, 06/15/27(a)	7,691	7,648,873
UWM Holdings LLC
6.25%, 03/15/31(a)	13,386	12,906,978
6.63%, 02/01/30(a)	10,179	10,069,258
		908,701,002
Electric — 3.9%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	7,192	6,963,876
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	13,492	13,569,785
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	10,965	11,114,056
6.75%, 10/15/32(a)	15,147	15,718,563
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	12,679	12,620,360
Calpine Corp., 5.13%, 03/15/28(a)(b)	191	190,970
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	12,963	12,275,449
4.75%, 03/15/28(a)	13,939	13,890,580
5.75%, 01/15/34(a)	5,515	5,579,435
Constellation Energy Generation LLC, 4.63%, 02/01/29(a)	913	912,996
DPL LLC, 4.35%, 04/15/29	5,016	4,944,807
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(g)	3,006	3,128,201
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	7,348	7,629,187
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	20,301	24,076,623
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.38%, 12/30/30(a)(b)	7,932	7,482,133
8.50%, 06/30/32(a)	3,964	4,129,993
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(b)(g)	10,133	10,184,168
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	6,535	6,883,593
Security	Par (000)	Value
Electric (continued)
Lightning Power LLC, 7.25%, 08/15/32(a)	$25,294	$26,848,331
NRG Energy, Inc.
3.38%, 02/15/29(a)(b)	7,175	6,904,429
3.63%, 02/15/31(a)(b)	15,225	14,376,663
3.88%, 02/15/32(a)	7,346	6,879,525
5.25%, 06/15/29(a)	8,071	8,096,565
5.75%, 01/15/28	12,173	12,171,405
5.75%, 07/15/29(a)(b)	12,735	12,761,158
5.75%, 01/15/34(a)(b)	18,034	18,269,335
6.00%, 02/01/33(a)(b)	13,529	13,839,727
6.00%, 01/15/36(a)	33,227	33,806,851
6.25%, 11/01/34(a)	13,879	14,360,816
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(g)	13,500	13,272,525
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	10,417	10,552,272
PG&E Corp.
5.00%, 07/01/28	15,342	15,289,153
5.25%, 07/01/30(b)	14,906	14,919,037
6.85%, 09/15/56, (5-year CMT + 3.23%)(g)	10,315	10,327,894
7.38%, 03/15/55, (5-year CMT + 3.88%)(g)	21,158	21,885,937
Talen Energy Supply LLC
6.25%, 02/01/34(a)	20,279	20,618,586
6.50%, 02/01/36(a)(b)	18,233	18,740,696
8.63%, 06/01/30(a)(b)	18,877	19,856,018
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	16,084	15,913,744
5.00%, 07/31/27(a)	16,121	16,114,124
5.63%, 02/15/27(a)	15,149	15,149,344
6.88%, 04/15/32(a)(b)	13,113	13,787,416
7.75%, 10/15/31(a)	21,516	22,718,910
VoltaGrid LLC, 7.38%, 11/01/30(a)	30,253	31,581,207
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	7,388	7,356,288
7.25%, 01/15/29(a)(b)	11,401	11,818,948
7.75%, 04/15/34(a)(b)	9,500	9,845,052
8.38%, 01/15/31(a)(b)	12,245	12,957,369
8.63%, 03/15/33(a)(b)	13,265	14,033,448
		646,347,548
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	11,820	11,487,562
4.75%, 06/15/28(a)	7,839	7,756,063
6.00%, 09/15/33(a)(b)	6,468	6,310,724
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	3,745	3,754,450
5.50%, 04/15/34(a)	5,540	5,580,016
6.38%, 03/15/29(a)	9,647	9,910,450
6.38%, 03/15/33(a)(b)	10,535	10,977,132
6.63%, 03/15/32(a)(b)	11,474	11,923,920
7.25%, 06/15/28(a)	21,919	22,070,215
		89,770,532
Electronics — 0.3%
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	25,323	24,853,562
Sensata Technologies BV
4.00%, 04/15/29(a)	8,322	8,134,456
5.88%, 09/01/30(a)(b)	3,212	3,246,762
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	6,798	6,406,210
4.38%, 02/15/30(a)(b)	6,602	6,468,902
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
6.63%, 07/15/32(a)(b)	$7,448	$7,786,831
		56,896,723
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	7,609	7,438,950
5.00%, 01/31/28(a)	9,324	9,334,055
		16,773,005
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)	18,005	18,389,113
Arcosa, Inc.
4.38%, 04/15/29(a)(b)	5,388	5,296,329
6.88%, 08/15/32(a)(b)	8,804	9,218,926
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	20,575	19,195,833
TopBuild Corp.
3.63%, 03/15/29(a)	5,069	4,890,765
4.13%, 02/15/32(a)	6,387	6,057,673
5.63%, 01/31/34(a)(b)	10,014	10,076,337
		73,124,976
Entertainment — 3.0%
Brightstar Lottery PLC, 5.25%, 01/15/29(a)(b)	10,897	10,841,040
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)	7,044	7,001,049
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	17,936	17,511,324
6.00%, 10/15/32(a)(b)	16,490	16,103,516
6.50%, 02/15/32(a)(b)	22,557	22,916,272
7.00%, 02/15/30(a)	31,257	31,941,450
Churchill Downs, Inc.
4.75%, 01/15/28(a)	7,123	7,099,514
5.50%, 04/01/27(a)	8,217	8,222,108
5.75%, 04/01/30(a)	20,936	21,060,638
6.75%, 05/01/31(a)(b)	7,191	7,400,730
Cinemark USA, Inc.
5.25%, 07/15/28(a)(b)	10,343	10,328,678
7.00%, 08/01/32(a)(b)	4,247	4,415,126
Discovery Global Holdings, Inc.
3.76%, 03/15/27(b)	14,174	14,127,411
4.05%, 03/15/29(b)	19,425	19,225,443
4.28%, 03/15/32	38,308	35,143,840
Light & Wonder International, Inc.
6.25%, 10/01/33(a)	13,019	13,061,092
7.25%, 11/15/29(a)	8,780	9,000,005
7.50%, 09/01/31(a)(b)	6,071	6,330,056
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	6,162	6,060,905
4.75%, 10/15/27(a)(b)	11,282	11,272,542
6.50%, 05/15/27(a)	19,768	19,857,830
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	6,992	5,715,960
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	10,107	10,503,453
11.88%, 04/15/31(a)	9,081	9,606,691
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	4,473	4,219,116
Motion Finco SARL, 8.38%, 02/15/32(a)	4,724	3,770,342
Muvico LLC, 15.00%, 02/19/29, (9.00 % Cash and 6.00 % PIK)(a)(b)(f)	10,072	9,593,580
Security	Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	$10,223	$7,329,129
5.88%, 09/01/31(a)	10,338	6,598,298
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	12,317	11,210,032
8.45%, 07/27/30(a)(b)	5,105	5,202,605
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	11,769	11,544,264
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	6,894	6,618,078
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	12,034	12,219,515
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	13,109	13,262,556
Vail Resorts, Inc.
5.63%, 07/15/30(a)	5,879	5,967,185
6.50%, 05/15/32(a)(b)	7,576	7,840,402
Voyager Parent LLC, 9.25%, 07/01/32(a)	26,058	27,777,124
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	11,913	11,972,764
6.25%, 03/15/33(a)(b)	12,486	12,751,327
7.13%, 02/15/31(a)(b)	15,015	16,201,702
		498,824,692
Environmental Control — 0.6%
Clean Harbors, Inc.
5.75%, 10/15/33(a)(b)	9,531	9,748,473
6.38%, 02/01/31(a)(b)	5,853	6,002,533
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	11,458	11,507,126
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	9,857	9,697,706
4.38%, 08/15/29(a)(b)	7,401	7,267,282
4.75%, 06/15/29(a)	9,806	9,739,513
6.75%, 01/15/31(a)	15,652	16,410,742
Madison IAQ LLC
4.13%, 06/30/28(a)	7,725	7,628,821
5.88%, 06/30/29(a)	13,998	13,923,636
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	6,709	6,980,184
		98,906,016
Food — 2.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	20,064	19,322,105
4.88%, 02/15/30(a)	13,605	13,487,431
5.50%, 03/31/31(a)	9,876	9,946,172
5.63%, 03/31/32(a)	14,215	14,261,494
5.75%, 03/31/34(a)(b)	20,135	20,045,282
6.25%, 03/15/33(a)(b)	9,119	9,374,782
6.50%, 02/15/28(a)(b)	11,045	11,237,076
B&G Foods, Inc.
5.25%, 09/15/27(b)	6,263	6,073,366
8.00%, 09/15/28(a)(b)	11,149	10,813,717
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75 % Cash)(a)(b)(f)	8,405	8,993,548
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	$1,844	$1,836,109
7.63%, 07/01/29(a)	7,909	8,216,865
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	16,613	17,429,730
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	13,178	12,768,884
4.38%, 01/31/32(a)(b)	9,033	8,600,139
4.88%, 05/15/28(a)	5,434	5,433,452
Performance Food Group, Inc.
4.25%, 08/01/29(a)	14,658	14,365,023
5.63%, 03/01/34(a)	8,005	8,029,090
6.13%, 09/15/32(a)(b)	15,113	15,521,539
Pilgrim's Pride Corp.
3.50%, 03/01/32	11,509	10,757,215
4.25%, 04/15/31	12,635	12,390,539
6.25%, 07/01/33(b)	13,973	15,065,564
6.88%, 05/15/34	7,134	7,985,462
Post Holdings, Inc.
4.50%, 09/15/31(a)(b)	15,414	14,743,977
4.63%, 04/15/30(a)	20,976	20,529,251
6.25%, 02/15/32(a)	15,821	16,272,489
6.25%, 10/15/34(a)(b)	9,523	9,721,595
6.38%, 03/01/33(a)(b)	18,661	18,988,139
6.50%, 03/15/36(a)	19,312	19,631,505
U.S. Foods, Inc.
4.63%, 06/01/30(a)	6,294	6,229,193
4.75%, 02/15/29(a)(b)	11,543	11,450,541
5.75%, 04/15/33(a)(b)	6,346	6,467,078
6.88%, 09/15/28(a)(b)	9,961	10,266,697
7.25%, 01/15/32(a)	8,378	8,768,609
		405,023,658
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	14,965	14,959,397
TKC Holdings, Inc.
8.50%, 08/15/30(a)	9,296	9,503,859
12.00%, 02/15/31(a)(b)	3,824	4,017,494
		28,480,750
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	6,676	6,201,182
7.25%, 11/15/31(a)(b)	11,670	11,451,094
Mercer International, Inc.
5.13%, 02/01/29(b)	11,705	7,236,394
12.88%, 10/01/28(a)(b)	5,478	3,819,621
		28,708,291
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	8,899	8,977,355
9.38%, 06/01/28(a)(b)	7,972	8,230,938
9.50%, 06/01/30(a)	4,949	5,295,983
		22,504,276
Health Care - Products — 0.8%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	8,022	7,649,730
4.63%, 07/15/28(a)	24,327	24,086,146
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	23,141	23,980,556
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	6,606	6,595,678
Security	Par (000)	Value
Health Care - Products (continued)
Hologic, Inc.
3.25%, 02/15/29(a)	$13,666	$13,585,507
4.63%, 02/01/28(a)	2,467	2,465,488
Medline Borrower LP
3.88%, 04/01/29(a)	13,907	13,678,174
5.25%, 10/01/29(a)(b)	35,705	35,730,311
Teleflex, Inc.
4.25%, 06/01/28(a)	5,609	5,525,457
4.63%, 11/15/27	3,481	3,456,543
		136,753,590
Health Care - Services — 4.6%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	4,550	4,452,321
5.50%, 07/01/28(a)(b)	5,912	5,877,606
7.38%, 03/15/33(a)(b)	7,821	8,056,323
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	3,283	3,158,010
4.00%, 03/15/31(a)(b)	7,607	7,166,745
4.25%, 05/01/28(a)	6,185	6,092,596
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	15,089	13,817,996
5.25%, 05/15/30(a)	21,931	21,056,036
6.00%, 01/15/29(a)	8,379	8,353,689
6.13%, 04/01/30(a)(b)	18,155	16,022,133
6.88%, 04/15/29(a)(b)	17,565	16,871,183
9.75%, 01/15/34(a)	25,794	27,164,701
10.88%, 01/15/32(a)	27,022	29,243,176
DaVita, Inc.
3.75%, 02/15/31(a)(b)	21,769	20,311,034
4.63%, 06/01/30(a)	40,718	39,849,811
6.75%, 07/15/33(a)	14,952	15,518,996
6.88%, 09/01/32(a)(b)	14,810	15,380,803
Encompass Health Corp.
4.50%, 02/01/28	9,674	9,632,361
4.63%, 04/01/31(b)	5,678	5,560,035
4.75%, 02/01/30(b)	8,105	8,051,484
Global Medical Response, Inc., 7.38%, 10/01/32(a)(b)	13,994	14,653,621
IQVIA, Inc.
5.00%, 05/15/27(a)	13,726	13,708,265
6.25%, 06/01/32(a)(b)	31,289	32,186,813
6.50%, 05/15/30(a)(b)	4,545	4,670,206
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	6,599	6,427,534
8.38%, 02/15/32(a)(b)	10,724	11,612,081
9.88%, 08/15/30(a)	13,013	13,879,991
10.00%, 06/01/32(a)(b)	9,680	10,093,129
11.00%, 10/15/30(a)	17,329	18,818,234
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	8,703	7,922,707
3.88%, 05/15/32(a)(b)	8,808	7,777,411
4.38%, 06/15/28(a)	10,888	10,670,240
6.25%, 01/15/33(a)(b)	11,119	10,879,052
6.50%, 02/15/31(a)(b)	12,729	12,765,464
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	10,700	7,833,169
6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(a)(b)(f)	10,691	6,868,958
11.50%, 12/31/30, (6.50 % cash and 5.00 % PIK)(a)(b)(f)	7,928	7,056,242
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	$17,287	$17,287,000
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	21,842	22,799,361
Radiology Partners, Inc.
8.50%, 07/15/32(a)	13,401	13,685,771
9.78%, 02/15/30, (9.78 % in PIK)(a)(b)(f)	9,835	9,085,622
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	13,502	13,686,572
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	15,274	15,264,454
Team Health Holdings, Inc.
8.38%, 06/30/28(a)(b)	6,669	6,705,124
13.50%, 06/30/28, (9.00 % Cash and 4.50 % in PIK)(a)(b)(f)	8,533	8,975,027
Tenet Healthcare Corp.
4.25%, 06/01/29	19,614	19,283,092
4.38%, 01/15/30	20,271	19,905,457
4.63%, 06/15/28	6,946	6,929,448
5.13%, 11/01/27	20,592	20,596,532
5.50%, 11/15/32(a)	19,286	19,509,808
6.00%, 11/15/33(a)(b)	7,418	7,653,119
6.13%, 10/01/28(b)	26,176	26,208,403
6.13%, 06/15/30(b)	27,071	27,613,890
6.75%, 05/15/31(b)	18,149	18,837,328
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	14,681	14,659,316
		768,145,480
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	13,569	12,693,683
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	6,896	7,251,819
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	10,683	9,089,545
5.25%, 05/15/27(b)	20,793	20,461,285
9.00%, 06/15/30(b)	11,146	10,578,728
9.75%, 01/15/29(b)	10,215	10,055,511
10.00%, 11/15/29(a)	14,248	14,050,309
Stena International SA
7.25%, 01/15/31(a)	11,412	11,760,876
7.63%, 02/15/31(a)(b)	5,756	5,990,179
		101,931,935
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	5,729	5,460,797
6.88%, 08/01/33(a)	6,111	6,160,540
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,137	6,708,904
6.25%, 09/15/27(a)	10,020	10,024,277
Century Communities, Inc.
3.88%, 08/15/29(a)	7,195	6,853,734
6.63%, 09/15/33(a)(b)	7,349	7,461,532
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	5,408	5,296,338
8.75%, 12/15/28(a)	7,785	8,112,834
Security	Par (000)	Value
Home Builders (continued)
Mattamy Group Corp.
4.63%, 03/01/30(a)	$8,062	$7,870,723
6.00%, 12/15/33(a)	8,158	8,016,071
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	7,348	7,406,655
5.75%, 01/15/28(a)(b)	4,759	4,847,938
5.75%, 11/15/32(a)	7,620	7,849,828
		92,070,171
Home Furnishings — 0.4%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	11,178	10,445,034
14.00%, 11/15/29, (14.00 % Cash and 10.50 % in PIK)(a)(b)(f)	6,530	3,782,308
Somnigroup International, Inc.
3.88%, 10/15/31(a)(b)	11,556	10,840,452
4.00%, 04/15/29(a)(b)	11,502	11,171,732
Whirlpool Corp.
4.75%, 02/26/29(b)	10,518	10,375,117
6.13%, 06/15/30(b)	8,424	8,440,217
6.50%, 06/15/33(b)	9,069	9,064,264
		64,119,124
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	8,074	5,530,720
10.75%, 06/30/32(a)	6,711	2,908,100
		8,438,820
Housewares — 0.5%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,188	6,932,114
4.13%, 04/30/31(a)(b)	5,421	5,164,085
Newell Brands, Inc.
6.38%, 09/15/27	7,766	7,876,286
6.38%, 05/15/30(b)	11,258	11,276,589
6.63%, 09/15/29(b)	8,004	8,120,835
6.63%, 05/15/32(b)	7,115	7,109,928
8.50%, 06/01/28(a)	17,682	18,594,278
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	6,671	6,307,232
4.38%, 02/01/32(b)	5,419	5,145,660
4.50%, 10/15/29(b)	5,574	5,502,223
		82,029,230
Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)(b)	8,981	8,539,167
6.00%, 08/01/29(a)(b)	6,580	6,138,511
6.75%, 07/01/32(a)	7,916	7,759,842
7.50%, 11/06/30(a)	14,999	15,242,527
8.25%, 02/01/29(a)	13,139	13,141,884
8.50%, 06/15/29(a)	6,560	6,537,768
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	7,721	7,606,461
5.88%, 11/01/29(a)(b)	6,721	6,551,732
6.50%, 10/01/31(a)(b)	13,940	13,990,284
6.75%, 10/15/27(a)	21,137	21,135,696
6.75%, 04/15/28(a)	20,514	20,681,624
7.00%, 01/15/31(a)(b)	20,046	20,339,514
7.38%, 10/01/32(a)(b)	8,867	8,762,813
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	6,341	6,284,630
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AmWINS Group, Inc.
4.88%, 06/30/29(a)	$7,486	$7,263,817
6.38%, 02/15/29(a)	9,356	9,501,070
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	18,887	19,329,220
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	22,652	22,344,902
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	54,339	57,091,232
8.38%, 02/01/34(a)	40,655	40,414,233
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(g)	6,948	6,625,300
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(g)	8,417	8,035,300
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	13,649	13,811,300
8.13%, 02/15/32(a)(b)	14,417	13,765,712
HUB International Ltd.
5.63%, 12/01/29(a)(b)	5,138	5,052,473
7.25%, 06/15/30(a)	48,464	49,830,467
7.38%, 01/31/32(a)(b)	27,222	27,744,300
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	6,294	5,850,002
8.50%, 03/15/30(a)	10,965	11,372,073
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	46,986	47,769,102
Ryan Specialty LLC
4.38%, 02/01/30(a)	4,566	4,451,274
5.88%, 08/01/32(a)	17,106	17,232,444
		530,196,674
Internet — 1.8%
Arches Buyer, Inc.
4.25%, 06/01/28(a)	14,023	13,566,114
6.13%, 12/01/28(a)(b)	7,088	6,671,333
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	7,819	6,915,580
7.00%, 06/15/27(a)(b)	5,594	5,481,130
Gen Digital, Inc.
6.25%, 04/01/33(a)(b)	13,854	13,789,936
6.75%, 09/30/27(a)(b)	14,248	14,380,435
7.13%, 09/30/30(a)(b)	6,320	6,411,466
Getty Images, Inc.
10.50%, 11/15/30(a)(b)	9,501	8,402,019
11.25%, 02/21/30(a)(b)	7,119	6,324,567
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)(b)	8,471	7,908,407
5.25%, 12/01/27(a)	5,128	5,097,465
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)(b)	6,518	6,106,551
9.00%, 08/01/29(a)	7,262	6,722,797
9.50%, 05/30/29(a)(b)	11,210	10,527,872
Series 144@, 8.75%, 05/01/29(a)	10,389	9,608,045
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,620	5,995,238
4.13%, 08/01/30(a)	8,070	7,668,593
4.63%, 06/01/28(a)	5,595	5,528,332
5.00%, 12/15/27(a)	2,367	2,364,938
6.13%, 09/15/33(a)	10,609	10,568,122
Security	Par (000)	Value
Internet (continued)
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	$14,080	$13,464,683
8.13%, (5-year CMT + 4.25%)(a)(b)(g)(h)	8,161	8,451,497
9.75%, 04/15/29(a)	28,092	31,191,992
11.25%, 02/15/27(a)	23,837	25,032,573
Snap, Inc.
6.88%, 03/01/33(a)(b)	21,929	21,805,485
6.88%, 03/15/34(a)(b)	8,201	8,146,586
Wayfair LLC
6.75%, 11/15/32(a)(b)	10,287	10,483,296
7.25%, 10/31/29(a)	11,358	11,712,178
7.75%, 09/15/30(a)	10,299	10,798,173
		301,125,403
Iron & Steel — 1.0%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)(b)	11,397	11,572,267
6.88%, 11/01/29(a)(b)	13,135	13,511,186
7.00%, 03/15/32(a)(b)	20,134	20,445,616
7.38%, 05/01/33(a)(b)	13,243	13,585,166
7.50%, 09/15/31(a)(b)	12,942	13,505,517
7.63%, 01/15/34(a)(b)	16,088	16,506,513
Commercial Metals Co.
5.75%, 11/15/33(a)	16,783	17,091,404
6.00%, 12/15/35(a)(b)	15,120	15,475,889
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	6,404	6,734,138
8.00%, 11/01/27(a)(b)	9,434	9,640,285
8.50%, 05/01/30(a)(b)	10,036	10,369,697
9.25%, 10/01/28(a)	18,086	18,926,805
		167,364,483
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	17,305	17,442,471
6.25%, 09/15/33(a)(b)	12,736	12,850,452
6.75%, 02/01/32(a)	26,967	27,737,283
7.75%, 02/15/29(a)(b)	8,687	9,272,737
NCL Finance Ltd., 6.13%, 03/15/28(a)	7,988	8,201,336
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	6,506	4,756,419
10.75%, 03/15/30(a)(b)	6,996	5,065,979
11.13%, 07/15/30(a)(b)	18,713	13,555,229
Viking Cruises Ltd.
5.88%, 10/15/33(a)(b)	24,442	24,926,145
7.00%, 02/15/29(a)(b)	8,385	8,398,649
9.13%, 07/15/31(a)	11,607	12,334,653
VOC Escrow Ltd., 5.00%, 02/15/28(a)	8,639	8,624,826
		153,166,179
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27	11,873	11,856,971
4.75%, 06/15/31(a)	12,183	11,904,854
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)(b)	21,240	19,771,209
3.75%, 05/01/29(a)	12,233	11,907,349
4.00%, 05/01/31(a)	16,860	16,189,198
4.88%, 01/15/30(b)	11,472	11,480,598
5.50%, 03/31/34(a)	11,326	11,440,116
5.75%, 09/15/33(a)	14,346	14,665,382
5.88%, 04/01/29(a)(b)	7,244	7,408,801
5.88%, 03/15/33(a)	14,823	15,253,141
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.13%, 04/01/32(a)	$7,391	$7,636,490
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,526	6,135,097
5.00%, 06/01/29(a)(b)	12,206	11,902,376
6.63%, 01/15/32(a)	13,023	13,257,979
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	2,919	2,919,381
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	3,069	2,956,045
6.50%, 10/01/33(a)(b)	10,760	10,427,986
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	16,473	16,244,566
5.63%, 07/17/27(a)(b)	5,779	5,775,234
5.75%, 07/21/28(a)	9,589	9,583,072
6.50%, 09/24/33(a)(b)	8,171	8,151,400
7.63%, 04/17/32(a)(b)	11,177	11,708,701
MGM Resorts International
4.75%, 10/15/28(b)	10,876	10,874,229
5.50%, 04/15/27(b)	10,698	10,795,132
6.13%, 09/15/29(b)	12,228	12,561,590
6.50%, 04/15/32(b)	7,809	8,016,204
Station Casinos LLC
4.50%, 02/15/28(a)(b)	8,618	8,579,577
4.63%, 12/01/31(a)(b)	6,895	6,654,271
6.63%, 03/15/32(a)(b)	3,806	3,898,764
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	14,913	14,434,745
6.50%, 01/15/28(a)(b)	5,673	5,675,899
Travel + Leisure Co.
4.50%, 12/01/29(a)(b)	7,643	7,476,748
6.00%, 04/01/27(b)	7,483	7,571,256
6.13%, 09/01/33(a)	5,878	5,971,911
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(a)	4,005	4,030,128
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	16,500	16,394,504
5.50%, 10/01/27(a)(b)	6,982	6,972,592
5.63%, 08/26/28(a)(b)	18,194	18,166,460
6.75%, 02/15/34(a)	14,524	14,733,545
		401,383,501
Machinery — 0.4%
Chart Industries, Inc.
7.50%, 01/01/30(a)	22,012	22,885,601
9.50%, 01/01/31(a)	9,097	9,562,259
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)(b)	1,145	1,180,426
Terex Corp.
5.00%, 05/15/29(a)	7,024	7,014,529
6.25%, 10/15/32(a)(b)	9,662	9,937,763
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	21,548	21,556,529
		72,137,107
Manufacturing — 0.5%
Avient Corp.
6.25%, 11/01/31(a)(b)	7,589	7,837,767
7.13%, 08/01/30(a)(b)	13,034	13,397,200
Security	Par (000)	Value
Manufacturing (continued)
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	$11,874	$12,272,383
6.25%, 03/15/33(a)	8,670	8,983,317
Entegris, Inc.
3.63%, 05/01/29(a)(b)	5,490	5,261,410
4.38%, 04/15/28(a)	4,372	4,332,106
4.75%, 04/15/29(a)	23,654	23,650,083
5.95%, 06/15/30(a)(b)	9,956	10,155,793
		85,890,059
Media — 8.6%
AMC Networks, Inc.
10.25%, 01/15/29(a)(b)	13,045	13,974,456
10.50%, 07/15/32(a)(b)	4,477	4,573,933
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	42,274	39,380,949
4.25%, 01/15/34(a)(b)	28,792	25,095,827
4.50%, 08/15/30(a)	39,729	37,851,658
4.50%, 05/01/32(b)	41,139	37,617,617
4.50%, 06/01/33(a)(b)	24,651	22,023,164
4.75%, 03/01/30(a)	43,639	42,172,420
4.75%, 02/01/32(a)(b)	17,251	16,022,820
5.00%, 02/01/28(a)	36,170	36,093,251
5.13%, 05/01/27(a)(b)	17,159	17,166,758
5.38%, 06/01/29(a)	22,700	22,624,854
6.38%, 09/01/29(a)	21,253	21,536,071
7.00%, 02/01/33(a)(b)	24,754	25,324,147
7.38%, 03/01/31(a)(b)	14,505	14,940,150
7.38%, 02/01/36(a)(b)	18,004	18,274,980
CSC Holdings LLC
3.38%, 02/15/31(a)	12,937	7,724,230
4.13%, 12/01/30(a)	15,367	9,335,452
4.50%, 11/15/31(a)	20,271	12,180,420
4.63%, 12/01/30(a)	32,642	12,052,477
5.00%, 11/15/31(a)	7,321	2,683,513
5.38%, 02/01/28(a)	14,124	10,171,488
5.50%, 04/15/27(a)	18,638	15,757,404
5.75%, 01/15/30(a)	31,178	12,026,290
6.50%, 02/01/29(a)	24,673	15,582,771
7.50%, 04/01/28(a)	14,912	8,362,292
11.25%, 05/15/28(a)	14,431	11,432,058
11.75%, 01/31/29(a)	28,270	20,148,877
Directv Financing LLC
8.88%, 02/01/30(a)(b)	10,843	10,835,093
8.88%, 02/01/30(a)	22,898	22,923,431
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	27,648	27,690,711
10.00%, 02/15/31(a)	30,635	31,313,954
Discovery Communications LLC
3.63%, 05/15/30	13,044	12,627,557
3.95%, 03/20/28(b)	17,732	17,615,983
4.13%, 05/15/29	9,656	9,539,132
5.00%, 09/20/37	6,452	5,056,581
6.35%, 06/01/40(b)	6,319	5,192,849
DISH DBS Corp.
5.25%, 12/01/26(a)	11,625	11,300,838
5.75%, 12/01/28(a)	36,369	35,255,498
7.38%, 07/01/28	15,347	14,824,996
5.13%, 06/01/29	22,800	20,317,718
DISH Network Corp., 11.75%, 11/15/27(a)	54,744	56,617,581
EW Scripps Co. (The), 9.88%, 08/15/30(a)	10,510	10,546,491
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Media, Inc.
4.75%, 10/15/30(a)(b)	$12,140	$9,851,731
5.38%, 11/15/31(a)(b)	16,714	13,137,120
7.25%, 08/15/33(a)(b)	11,727	12,109,916
9.63%, 07/15/32(a)(b)	13,426	13,949,614
10.50%, 07/15/29(a)(b)	17,806	19,070,187
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	9,854	7,867,267
9.13%, 05/01/29(a)(b)	10,274	9,150,983
10.88%, 05/01/30(a)	9,362	6,893,218
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	13,259	8,974,686
6.75%, 10/15/27(a)	18,906	13,295,172
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	13,654	13,642,099
7.38%, 09/01/31(a)	5,943	6,053,381
8.00%, 08/01/29(a)	10,818	10,724,404
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	14,891	14,775,354
5.63%, 07/15/27(a)	23,025	23,019,568
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(g)	10,041	7,770,730
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(g)	15,003	11,735,159
Scripps Escrow II, Inc., 3.88%, 01/15/29(a)(b)	7,209	6,783,218
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	7,320	6,499,977
8.13%, 02/15/33(a)	22,045	22,948,477
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	20,438	18,717,214
4.00%, 07/15/28(a)	28,155	27,510,121
4.13%, 07/01/30(a)(b)	21,044	19,848,577
5.00%, 08/01/27(a)	21,610	21,585,743
5.50%, 07/01/29(a)(b)	17,834	17,845,972
5.88%, 04/15/32(a)	6,530	6,505,512
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	17,378	16,716,072
TEGNA, Inc.
4.63%, 03/15/28	13,743	13,689,585
5.00%, 09/15/29	12,877	12,852,426
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	12,400	12,305,063
Univision Communications, Inc.
4.50%, 05/01/29(a)(b)	15,981	15,133,868
7.38%, 06/30/30(a)(b)	10,130	10,123,857
8.00%, 08/15/28(a)(b)	21,446	22,044,084
8.50%, 07/31/31(a)(b)	18,064	18,469,844
9.38%, 08/01/32(a)(b)	21,574	22,801,453
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	13,859	14,166,851
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	13,507	11,303,671
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	7,528	6,900,064
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	13,082	11,897,261
5.50%, 05/15/29(a)	21,943	21,343,901
VZ Secured Financing BV
5.00%, 01/15/32(a)	23,757	21,102,167
7.50%, 01/15/33(a)	10,873	10,667,364
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	7,434	6,435,056
Security	Par (000)	Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30(a)(b)	$14,283	$13,454,479
		1,435,461,206
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)	1,355	1,366,015
Mining — 1.0%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,071	5,976,110
7.13%, 03/15/31(a)	13,243	14,004,009
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	6,151	6,362,433
6.38%, 09/15/32(a)(b)	6,495	6,738,834
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	11,441	12,090,868
11.50%, 10/01/31(a)	8,920	9,814,787
Constellium SE, 3.75%, 04/15/29(a)(b)	2,825	2,734,027
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	14,700	14,248,372
4.50%, 09/15/27(a)	5,927	5,922,555
5.88%, 04/15/30(a)	3,231	3,334,116
6.13%, 04/15/32(a)(b)	11,262	11,775,325
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	6,501	6,289,137
5.88%, 03/01/34(a)(b)	6,081	6,150,567
Novelis Corp.
3.88%, 08/15/31(a)(b)	9,204	8,420,387
4.75%, 01/30/30(a)(b)	23,345	22,613,942
6.38%, 08/15/33(a)	11,278	11,391,400
6.88%, 01/30/30(a)(b)	10,533	10,875,820
		158,742,689
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)	5,066	3,647,520
13.50%, 04/15/31(a)	6,355	3,316,516
Xerox Holdings Corp.
5.50%, 08/15/28(a)	9,845	3,730,855
8.88%, 11/30/29(a)	6,114	1,733,429
		12,428,320
Oil & Gas — 5.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	16,640	17,495,268
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	6,283	6,293,515
6.63%, 10/15/32(a)	8,598	8,924,355
6.63%, 07/15/33(a)	6,952	7,208,337
California Resources Corp.
7.00%, 01/15/34(a)(b)	5,264	5,350,183
8.25%, 06/15/29(a)	9,999	10,485,623
Chord Energy Corp.
6.00%, 10/01/30(a)	11,950	12,188,641
6.75%, 03/15/33(a)(b)	11,048	11,432,752
CITGO Petroleum Corp., 8.38%, 01/15/29(a)(b)	13,718	14,236,086
CNX Resources Corp.
5.88%, 03/01/34(a)	2,310	2,312,777
7.25%, 03/01/32(a)	7,543	7,899,515
7.38%, 01/15/31(a)(b)	5,547	5,737,937
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Comstock Resources, Inc.
5.88%, 01/15/30(a)	$14,067	$13,548,763
6.75%, 03/01/29(a)	25,177	25,072,824
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	14,551	14,445,766
7.63%, 04/01/32(a)(b)	16,081	16,226,895
7.88%, 04/15/32(a)(b)	14,391	14,625,537
8.38%, 01/15/34(a)(b)	8,201	8,461,552
9.25%, 02/15/28(a)	8,000	8,203,366
CVR Energy, Inc.
5.75%, 02/15/28(a)(b)	2,627	2,622,369
7.50%, 02/15/31(a)	3,950	3,934,728
7.88%, 02/15/34(a)	6,985	6,845,305
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(i)	7,188	7,096,393
5.88%, 03/30/31(a)(i)	7,343	7,047,161
8.50%, 09/30/33(a)(i)	10,392	10,969,956
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	7,634	7,646,413
6.00%, 04/15/30(a)	7,113	6,997,724
6.00%, 02/01/31(a)	8,437	8,214,622
6.25%, 11/01/28(a)	9,549	9,627,384
6.25%, 04/15/32(a)	7,228	7,024,050
6.88%, 05/15/34(a)(b)	7,763	7,595,277
7.25%, 02/15/35(a)	14,822	14,676,987
8.38%, 11/01/33(a)(b)	8,608	9,067,719
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(i)	4,868	4,876,616
6.75%, 06/30/30(a)(i)	7,040	7,249,815
Matador Resources Co.
6.00%, 04/15/34(a)	3,300	3,295,875
6.25%, 04/15/33(a)(b)	10,909	11,092,843
6.50%, 04/15/32(a)(b)	13,479	13,759,297
6.88%, 04/15/28(a)	7,392	7,536,963
Murphy Oil Corp., 6.50%, 02/15/34	6,478	6,466,692
Nabors Industries, Inc.
7.63%, 11/15/32(a)	4,862	4,987,950
8.88%, 08/15/31(a)(b)	9,029	9,360,969
9.13%, 01/31/30(a)	10,587	11,111,718
Noble Finance II LLC, 8.00%, 04/15/30(a)	21,104	21,955,722
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	10,057	10,272,283
8.75%, 06/15/31(a)(b)	6,279	6,542,387
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	10,726	10,678,947
7.88%, 09/15/30(a)(b)	8,029	8,029,793
9.88%, 03/15/30(a)(b)	10,195	10,783,538
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	8,996	9,025,655
6.25%, 02/01/33(a)(b)	13,167	13,602,129
7.00%, 01/15/32(a)	14,187	14,887,956
8.00%, 04/15/27(a)	9,727	9,776,981
SM Energy Co.
6.50%, 07/15/28(b)	7,039	7,072,427
6.75%, 08/01/29(a)	9,771	9,978,407
7.00%, 08/01/32(a)(b)	10,056	10,245,448
8.38%, 07/01/28(a)	20,598	21,268,811
8.63%, 11/01/30(a)(b)	14,736	15,582,347
8.75%, 07/01/31(a)(b)	19,950	20,901,725
9.63%, 06/15/33(a)(b)	10,710	11,833,889
Security	Par (000)	Value
Oil & Gas (continued)
Sunoco LP
4.50%, 10/01/29(a)	$11,946	$11,733,458
4.63%, 05/01/30(a)(b)	11,703	11,436,539
5.38%, 07/15/31(a)	4,725	4,734,045
5.63%, 03/15/31(a)(b)	15,068	15,206,323
5.63%, 07/15/34(a)	5,845	5,846,411
5.88%, 07/15/27(a)(b)	6,618	6,622,099
5.88%, 03/15/34(a)	13,159	13,195,631
6.25%, 07/01/33(a)(b)	14,362	14,789,269
6.63%, 08/15/32(a)(b)	7,652	7,920,418
7.00%, 05/01/29(a)	10,843	11,241,685
7.25%, 05/01/32(a)(b)	8,804	9,303,947
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	11,889	11,713,608
4.50%, 04/30/30	11,722	11,465,756
5.88%, 03/15/28	6,068	6,068,891
6.00%, 04/15/27(b)	6,405	6,408,877
7.00%, 09/15/28(a)	7,376	7,575,626
Talos Production, Inc.
9.00%, 02/01/29(a)(b)	8,337	8,678,090
9.38%, 02/01/31(a)(b)	8,439	8,974,855
Transocean International Ltd.
7.88%, 10/15/32(a)(b)	6,234	6,688,638
8.25%, 05/15/29(a)(b)	12,456	12,960,248
8.50%, 05/15/31(a)(b)	12,320	13,042,580
8.75%, 02/15/30(a)(b)	11,930	12,461,612
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	5,794	5,919,254
Valaris Ltd., 8.38%, 04/30/30(a)(b)	16,486	17,289,015
		852,969,838
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	13,694	13,717,628
6.63%, 09/01/32(a)(b)	9,836	10,205,539
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)(b)	7,885	7,971,943
Kodiak Gas Services LLC
6.50%, 10/01/33(a)(b)	10,485	10,797,453
6.75%, 10/01/35(a)(b)	8,677	9,058,660
7.25%, 02/15/29(a)	9,874	10,226,635
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	10,541	10,702,260
7.13%, 03/15/29(a)(b)	14,732	15,228,471
WBI Operating LLC
6.25%, 10/15/30(a)	12,810	13,036,910
6.50%, 10/15/33(a)	8,941	9,091,585
Weatherford International Ltd.
6.75%, 10/15/33(a)(b)	16,650	17,373,797
8.63%, 04/30/30(a)(b)	9,511	9,736,144
		137,147,025
Packaging & Containers — 2.0%
Ardagh Group SA
9.50%, 12/01/30(a)	20,718	22,422,641
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(a)(f)	17,939	17,299,588
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	$7,735	$7,473,475
4.00%, 09/01/29(a)	13,689	13,058,600
6.25%, 01/30/31(a)(b)	8,228	8,409,663
Ball Corp.
2.88%, 08/15/30(b)	16,992	15,788,883
3.13%, 09/15/31(b)	10,211	9,458,576
5.50%, 09/15/33(b)	8,793	9,047,503
6.00%, 06/15/29(b)	13,046	13,454,984
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	8,261	8,338,337
6.75%, 04/15/32(a)(b)	20,920	21,086,712
6.88%, 01/15/30(a)	6,810	6,914,023
8.75%, 04/15/30(a)(b)	17,094	17,001,682
Crown Americas LLC
5.25%, 04/01/30(b)	6,039	6,174,747
5.88%, 06/01/33(a)	10,594	10,879,818
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	4,241	4,119,493
3.75%, 02/01/30(a)(b)	5,383	5,090,419
6.38%, 07/15/32(a)(b)	6,956	7,041,072
Mauser Packaging Solutions Holding Co
7.88%, 04/15/30(a)	40,653	41,573,689
9.25%, 04/15/30(a)(b)	16,986	16,729,586
OI European Group BV, 4.75%, 02/15/30(a)	1,482	1,425,054
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)(b)	6,455	6,455,658
7.25%, 05/15/31(a)(b)	10,040	10,123,666
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	1,969	1,962,908
5.00%, 04/15/29(a)	4,642	4,677,990
6.50%, 07/15/32(a)(b)	2,773	2,854,024
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	12,820	12,973,239
7.25%, 02/15/31(a)(b)	5,186	5,376,423
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	8,427	9,004,160
12.25%, 01/15/31(a)	8,241	9,043,982
		325,260,595
Pharmaceuticals — 2.4%
1261229 BC Ltd., 10.00%, 04/15/32(a)	84,952	88,142,335
Accendra Health, Inc.
4.50%, 03/31/29(a)(b)	6,540	4,201,950
6.63%, 04/01/30(a)(b)	7,195	3,453,600
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	5,329	5,123,137
5.13%, 03/01/30(a)(b)	6,768	6,507,855
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	5,591	5,545,923
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	9,961	9,245,476
5.00%, 01/30/28(a)	5,645	4,918,794
5.00%, 02/15/29(a)	6,120	4,646,477
5.25%, 01/30/30(a)	10,258	7,209,926
5.25%, 02/15/31(a)	6,070	3,979,700
6.25%, 02/15/29(a)	11,684	9,327,396
11.00%, 09/30/28(a)	11,302	11,810,050
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(g)	11,049	11,499,876
Security	Par (000)	Value
Pharmaceuticals (continued)
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)(g)	$32,935	$34,648,335
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	11,901	12,640,766
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	5,805	5,555,477
12.25%, 04/15/29(a)	14,212	15,181,324
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	17,237	16,997,135
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	30,437	29,886,060
5.13%, 04/30/31(a)(b)	26,602	23,593,582
6.75%, 05/15/34(a)	7,907	7,669,790
7.88%, 05/15/34(a)(b)	7,368	6,846,939
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27(b)	9,851	9,859,806
5.13%, 05/09/29(b)	12,227	12,359,152
6.00%, 12/01/32	6,362	6,737,808
6.75%, 03/01/28(b)	17,612	18,266,388
8.13%, 09/15/31(b)	6,666	7,654,799
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	9,217	9,563,840
		393,073,696
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	11,696	11,695,945
5.75%, 01/15/28(a)	8,411	8,400,386
5.75%, 10/15/33(a)	9,043	9,163,089
5.75%, 07/01/34(a)(b)	8,189	8,313,431
6.63%, 02/01/32(a)	6,791	7,044,678
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	3,551	3,697,671
7.25%, 07/15/32(a)	4,291	4,533,415
Buckeye Partners LP
4.13%, 12/01/27	3,827	3,801,333
4.50%, 03/01/28(a)	5,786	5,769,550
6.75%, 02/01/30(a)	4,551	4,747,724
6.88%, 07/01/29(a)	6,951	7,208,416
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)(b)	21,164	21,051,738
7.50%, 12/15/33(a)(b)	4,879	5,265,912
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	7,362	7,399,322
7.38%, 06/30/33(a)(b)	9,453	9,760,338
8.63%, 03/15/29(a)	17,045	17,793,489
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(g)	17,269	17,461,579
6.75%, 02/15/56, (5-year CMT + 2.48%)(g)	10,874	11,106,769
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(g)	6,212	6,447,543
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)(g)	10,622	11,376,294
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	1,265	1,278,640
7.75%, 02/01/28	11,477	11,485,642
7.88%, 05/15/32	9,352	9,782,946
8.00%, 05/15/33	8,298	8,756,410
8.25%, 01/15/29	8,995	9,378,881
15
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.88%, 04/15/30(b)	$7,519	$7,892,222
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)	5,624	5,806,127
8.25%, 01/15/32(a)	3,858	4,071,697
Harvest Midstream I LP
7.50%, 09/01/28(a)	14,016	14,173,662
7.50%, 05/15/32(a)	5,380	5,572,646
Hess Midstream Operations LP
4.25%, 02/15/30(a)	7,301	7,152,768
5.13%, 06/15/28(a)	9,820	9,822,191
5.50%, 10/15/30(a)	1,760	1,773,309
5.88%, 03/01/28(a)	11,345	11,537,011
6.50%, 06/01/29(a)	8,140	8,418,481
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	10,934	11,299,104
7.38%, 07/15/32(a)(b)	5,330	5,618,153
ITT Holdings LLC, 6.50%, 08/01/29(a)	15,978	15,509,105
Kinetik Holdings LP
5.88%, 06/15/30(a)	15,286	15,457,344
6.63%, 12/15/28(a)	16,837	17,343,960
New Fortress Energy, Inc., 6.50%, 09/30/26(a)(c)(e)	6,334	622,072
NFE Financing LLC, 12.00%, 11/15/29(a)(c)(e)	38,862	14,079,173
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	11,068	11,459,872
8.38%, 02/15/32(a)(b)	17,431	18,261,355
NuStar Logistics LP
5.63%, 04/28/27(b)	9,127	9,204,808
6.38%, 10/01/30(b)	5,288	5,567,025
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	6,991	6,981,933
6.75%, 03/15/33(a)	6,363	6,695,123
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	8,911	9,444,787
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)(g)	5,768	5,993,540
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	8,079	8,065,430
6.00%, 12/31/30(a)	10,430	10,569,345
6.00%, 09/01/31(a)(b)	6,153	6,206,780
6.75%, 03/15/34(a)(b)	9,275	9,526,695
7.38%, 02/15/29(a)	11,825	12,244,699
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	15,173	13,506,461
6.25%, 01/15/30(a)	17,045	17,595,328
3.88%, 08/15/29(a)	19,907	19,072,741
4.13%, 08/15/31(a)	18,578	17,429,742
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	21,929	22,226,859
8.13%, 06/01/28(a)(b)	31,899	32,710,657
8.38%, 06/01/31(a)(b)	32,467	33,240,523
9.50%, 02/01/29(a)	43,538	46,678,722
9.88%, 02/01/32(a)(b)	29,457	31,205,777
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)(b)	25,573	26,547,582
6.50%, 01/15/34(a)(b)	28,430	29,893,750
6.50%, 06/15/34(a)	18,359	19,291,408
6.75%, 01/15/36(a)(b)	29,335	31,251,297
7.50%, 05/01/33(a)	17,995	19,940,947
Security	Par (000)	Value
Pipelines (continued)
7.75%, 05/01/35(a)(b)	$18,470	$20,943,257
		880,626,609
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	9,530	9,635,796
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	4,759	4,488,332
5.75%, 01/15/29(a)	6,722	6,614,868
9.75%, 04/15/30(a)	6,936	7,475,713
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	10,773	10,806,376
8.88%, 09/01/31(a)	6,634	7,003,485
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	7,111	6,877,426
4.38%, 02/01/31(a)	7,828	7,430,442
5.88%, 03/01/32(a)	5,355	5,348,470
6.13%, 03/01/34(a)	5,310	5,300,044
Kennedy-Wilson, Inc.
4.75%, 03/01/29	7,812	7,667,138
4.75%, 02/01/30(b)	8,249	8,002,761
5.00%, 03/01/31(b)	8,303	8,054,685
		94,705,536
Real Estate Investment Trusts — 3.0%
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,337	6,216,605
8.88%, 04/12/29(b)	8,793	9,346,765
Diversified Healthcare Trust
4.38%, 03/01/31(b)	7,440	6,704,150
4.75%, 02/15/28(b)	7,692	7,508,743
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,708	4,760,009
3.95%, 11/01/27	5,659	5,384,902
4.65%, 04/01/29(b)	7,325	6,511,051
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)(b)	10,886	10,536,508
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	15,919	15,335,099
4.88%, 09/15/27(a)	12,687	12,674,077
4.88%, 09/15/29(a)	15,548	15,389,480
5.00%, 07/15/28(a)	4,576	4,561,541
5.25%, 03/15/28(a)	9,572	9,558,972
5.25%, 07/15/30(a)	19,851	19,736,857
5.63%, 07/15/32(a)(b)	9,150	9,134,189
6.25%, 01/15/33(a)(b)	17,805	18,177,481
7.00%, 02/15/29(a)	13,673	14,028,200
Millrose Properties, Inc.
6.25%, 09/15/32(a)	11,475	11,621,063
6.38%, 08/01/30(a)	18,803	19,271,838
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	18,239	14,021,778
4.63%, 08/01/29	11,622	10,111,140
5.00%, 10/15/27(b)	18,788	18,405,185
8.50%, 02/15/32(a)(b)	21,783	23,285,265
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	9,879	9,707,007
5.88%, 10/01/28(a)	9,453	9,451,606
7.00%, 02/01/30(a)	7,215	7,460,029
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	$9,146	$9,010,456
4.75%, 10/15/27	9,143	9,145,545
5.75%, 03/15/34(a)	1,345	1,355,088
6.50%, 04/01/32(a)(b)	14,586	15,060,220
6.50%, 06/15/33(a)(b)	8,873	9,221,478
7.25%, 07/15/28(a)	6,301	6,471,977
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	10,694	10,751,147
8.00%, 07/15/30(a)	6,606	6,620,662
SBA Communications Corp., 3.13%, 02/01/29(b)	18,010	17,306,239
Service Properties Trust
3.95%, 01/15/28(b)	5,436	5,170,170
4.38%, 02/15/30(b)	4,596	4,022,741
4.95%, 10/01/29(b)	5,271	4,783,100
5.50%, 12/15/27	5,006	5,018,298
8.38%, 06/15/29	10,163	10,685,124
8.63%, 11/15/31(a)	15,366	16,157,510
8.88%, 06/15/32(b)	7,846	7,879,473
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)(b)	8,146	8,162,801
5.75%, 01/15/31(a)	8,021	8,107,425
6.00%, 04/15/30(a)	6,712	6,869,381
6.50%, 07/01/30(a)	8,043	8,365,967
6.50%, 10/15/30(a)(b)	7,751	8,072,727
7.25%, 04/01/29(a)	9,235	9,686,453
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	10,243	9,696,681
		496,520,203
Retail — 4.7%
Advance Auto Parts, Inc.
3.90%, 04/15/30	7,745	7,224,780
7.00%, 08/01/30(a)(b)	15,304	15,677,035
7.38%, 08/01/33(a)(b)	14,368	14,704,302
Asbury Automotive Group, Inc.
4.50%, 03/01/28(b)	2,198	2,185,029
4.63%, 11/15/29(a)(b)	10,943	10,772,891
4.75%, 03/01/30(b)	5,684	5,589,496
5.00%, 02/15/32(a)(b)	9,530	9,268,481
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	4,733	4,750,123
6.63%, 10/01/30(a)(b)	10,795	11,039,464
7.50%, 06/15/29(b)	8,753	8,915,462
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	11,564	11,174,120
3.88%, 01/15/28(a)	22,331	22,052,030
4.00%, 10/15/30(a)	43,818	42,065,994
4.38%, 01/15/28(a)	9,998	9,942,542
5.63%, 09/15/29(a)	7,212	7,337,581
6.13%, 06/15/29(a)	17,468	17,939,629
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(a)(f)	22,871	23,829,049
9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	25,769	28,355,738
EG Global Finance PLC, 12.00%, 11/30/28(a)	18,691	20,098,371
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)	11,252	10,865,781
9.25%, 01/15/31(a)	8,733	9,058,113
Security	Par (000)	Value
Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	$14,200	$13,698,562
6.75%, 01/15/30(a)(b)	16,908	15,923,954
FirstCash, Inc.
4.63%, 09/01/28(a)	5,944	5,870,516
5.63%, 01/01/30(a)	10,699	10,644,756
6.88%, 03/01/32(a)	3,497	3,610,803
Gap, Inc.(The)
3.63%, 10/01/29(a)	7,725	7,334,679
3.88%, 10/01/31(a)(b)	11,795	10,981,263
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,205	6,869,093
8.75%, 01/15/32(a)(b)	7,649	7,076,610
11.50%, 08/15/29(a)	7,475	7,659,927
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	11,165	10,945,365
6.38%, 01/15/30(a)(b)	7,714	7,903,089
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	10,156	10,140,275
Kohl's Corp., 5.13%, 05/01/31(b)	7,446	6,297,730
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	12,263	9,299,441
9.50%, 06/15/31(a)(b)	12,851	11,996,109
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	10,263	10,093,981
8.25%, 08/01/31(a)	14,981	15,747,064
Lithia Motors, Inc.
3.88%, 06/01/29(a)	12,430	11,982,965
4.38%, 01/15/31(a)(b)	8,685	8,343,270
4.63%, 12/15/27(a)	2,379	2,373,524
5.50%, 10/01/30(a)	9,423	9,462,932
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	6,330	6,358,295
7.38%, 08/01/33(a)(b)	7,144	7,480,264
Michaels Companies, Inc.(The)
5.25%, 05/01/28(a)	9,850	9,846,306
7.88%, 05/01/29(a)(b)	16,626	16,711,208
8.50%, 03/15/33(a)	16,160	15,645,170
11.00%, 03/15/34(a)	5,070	4,749,956
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	6,776	6,367,774
4.75%, 09/15/29	3,187	3,152,013
Nordstrom, Inc.
4.25%, 08/01/31	7,032	6,547,243
4.38%, 04/01/30(b)	3,492	3,358,058
Park River Holdings, Inc.
8.00%, 03/15/31(a)	10,168	10,216,457
8.75%, 12/31/30(a)(b)	7,820	7,495,653
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	28,761	29,077,587
10.00%, 09/15/33(a)	11,067	11,094,668
QVC, Inc., 6.88%, 04/15/29(a)	6,156	2,639,658
QXO Building Products, Inc., 6.75%, 04/30/32(a)	35,010	36,203,393
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)(c)(e)	23,484	58,709
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	6,147	6,044,005
4.88%, 11/15/31(a)(b)	8,325	8,037,579
17
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Staples, Inc.
10.75%, 09/01/29(a)(b)	$35,958	$33,033,572
12.75%, 01/15/30(a)	11,718	8,239,174
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	9,007	8,666,986
Yum! Brands, Inc.
3.63%, 03/15/31	13,756	13,040,760
4.63%, 01/31/32	13,688	13,433,602
4.75%, 01/15/30(a)	9,792	9,789,149
5.38%, 04/01/32(b)	12,219	12,403,347
		786,792,505
Semiconductors — 0.2%
Kioxia Holdings Corp.
6.25%, 07/24/30(a)	16,559	17,184,301
6.63%, 07/24/33(a)	16,730	17,628,354
		34,812,655
Software — 2.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(b)	34,605	32,561,772
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)(b)	10,213	6,472,489
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	11,076	7,005,570
Cloud Software Group, Inc.
6.50%, 03/31/29(a)(b)	59,413	58,280,440
6.63%, 08/15/33(a)(b)	14,750	13,911,094
8.25%, 06/30/32(a)	26,239	26,198,576
9.00%, 09/30/29(a)(b)	57,748	56,773,502
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	24,929	24,118,807
9.25%, 06/01/30(a)(b)	28,811	28,133,636
Fair Isaac Corp.
4.00%, 06/15/28(a)	10,300	10,070,753
6.00%, 05/15/33(a)(b)	22,293	22,504,389
Open Text Corp.
3.88%, 02/15/28(a)(b)	11,749	11,150,995
3.88%, 12/01/29(a)	12,313	11,063,230
Open Text Holdings, Inc.
4.13%, 02/15/30(a)(b)	13,473	12,124,016
4.13%, 12/01/31(a)(b)	8,211	7,141,172
ROBLOX Corp., 3.88%, 05/01/30(a)	14,034	13,375,397
Rocket Software, Inc.
6.50%, 02/15/29(a)	6,738	5,626,230
9.00%, 11/28/28(a)(b)	13,087	12,716,202
SS&C Technologies, Inc.
5.50%, 09/30/27(a)	27,877	27,855,222
6.50%, 06/01/32(a)(b)	7,608	7,751,940
Twilio, Inc.
3.63%, 03/15/29(b)	3,809	3,659,645
3.88%, 03/15/31(b)	4,674	4,411,886
UKG, Inc., 6.88%, 02/01/31(a)(b)	37,617	36,450,121
		439,357,084
Telecommunications — 6.1%
Altice Financing SA
5.00%, 01/15/28(a)	17,065	11,997,548
5.75%, 08/15/29(a)	28,972	20,026,895
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	12,575	11,848,102
Altice France SA
6.50%, 04/15/32(a)	27,027	25,862,479
6.88%, 10/15/30(a)	12,692	12,287,607
Security	Par (000)	Value
Telecommunications (continued)
6.88%, 07/15/32(a)	$22,072	$21,188,816
9.50%, 11/01/29(a)	21,656	21,967,552
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	32,740	34,356,537
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(g)	13,336	13,922,957
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	18,348	19,427,692
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(b)	20,785	21,277,451
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(g)	6,998	6,902,617
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(g)	3,538	3,447,339
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	21,980	22,929,261
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	30,790	32,656,628
Connect Holding II LLC, 10.50%, 04/03/31(a)	30,979	29,951,055
EchoStar Corp.
6.75%, 11/30/30, (8.75 % Cash)(b)(f)	38,132	38,613,045
10.75%, 11/30/29	49,211	53,693,960
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	6,831	6,942,149
Series 2034, 6.00%, 09/30/34(a)	6,766	6,635,085
Series 2036, 7.20%, 07/18/36(a)	7,198	7,314,967
Series 2038, 7.72%, 06/04/38(a)(b)	7,036	7,224,504
Flash Compute LLC, 7.25%, 12/31/30(a)	14,713	15,063,640
Iliad Holding SAS
7.00%, 10/15/28(a)	15,411	15,598,544
7.00%, 04/15/32(a)	9,922	10,184,733
8.50%, 04/15/31(a)	16,701	17,856,135
Level 3 Financing, Inc.
3.75%, 07/15/29(a)	7,057	6,560,364
6.88%, 06/30/33(a)(b)	30,233	31,295,690
7.00%, 03/31/34(a)(b)	37,139	38,587,083
8.50%, 01/15/36(a)	25,108	26,126,428
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(g)	11,872	11,880,459
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(g)	14,834	15,489,416
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	14,509	15,334,127
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	43,713	43,891,428
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(b)(g)	10,453	10,778,457
7.00%, 10/15/55, (5-year CMT + 2.71%)(g)	13,409	14,153,418
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(b)(g)	7,964	8,102,989
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	10,814	10,910,998
Uniti Group LP / Uniti Group Finance 2019, Inc. /CSL Capital LLC, Series Feb, 8.63%, 06/15/32(a)	1,645	1,666,782
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	8,717	8,694,960
6.50%, 02/15/29(a)	16,066	15,636,424
8.63%, 06/15/32(a)(b)	13,621	13,801,357
Viasat, Inc.
5.63%, 04/15/27(a)(b)	7,277	7,265,926
6.50%, 07/15/28(a)	5,064	4,987,362
7.50%, 05/30/31(a)(b)	9,946	9,809,412
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,362	16,156,647
4.75%, 07/15/31(a)	19,365	17,225,404
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.75%, 01/15/33(a)	$11,886	$11,269,414
7.75%, 04/15/32(a)(b)	10,581	10,581,000
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	11,113	10,486,175
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(g)	31,929	33,746,424
Windstream Services LLC, 7.50%, 10/15/33(a)(b)	20,416	21,237,732
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	32,909	34,530,482
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	49,864	52,770,029
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (9.25 % in PIK)(a)(b)(f)	17,586	17,132,254
13.75%, 09/09/30, (13.75 % in PIK)(a)(b)(f)	12,407	11,308,400
		1,020,594,339
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	17,134	4,444,131
XPO, Inc.
7.13%, 06/01/31(a)(b)	6,677	6,940,205
7.13%, 02/01/32(a)(b)	8,329	8,710,047
		20,094,383
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	15,848	15,857,776
5.88%, 04/15/33(a)(b)	6,298	6,378,221
7.00%, 05/01/31(a)	9,555	10,022,300
7.00%, 06/15/32(a)	10,594	11,100,438
7.88%, 12/01/30(a)	8,717	9,223,105
		52,581,840
Total Corporate Bonds & Notes — 97.7% (Cost: $16,758,416,876)		16,279,722,617
Floating Rate Loan Interests(g)
Media — 0.0%
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.79%, 09/25/29(f)	11	9,484
Retail — 0.2%
SAKS Global Enterprises LLC
DIP 1st Out Subsequent Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.67%, 07/15/26	7,456	6,859,285
DIP 1st Out Final Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.66%, 07/15/26	7,231	6,652,311
DIP Second Out Commitments, 12/31/79(j)	11,797	3,539,149
DIP Third Out Term Loans, 07/15/26(j)	2,027	206,112
DIP First Out Interim Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.66%, 01/14/33	12,786	11,762,730
DIP Second Out Roll-Up DDTL, (3-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.16%, 07/15/26	6,467	1,939,952
		30,959,539
Total Floating Rate Loan Interests — 0.2% (Cost: $39,806,867)		30,969,023
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(d)	203,107	$1,261,294
Total Common Stocks — 0.0% (Cost $20,944,592)		1,261,294
Total Long-Term Investments — 97.9% (Cost: $16,819,168,335)		16,311,952,934
Short-Term Securities
Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(k)(l)(m)	2,563,463,890	2,564,745,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(l)	207,610,000	207,610,000
Total Short-Term Securities — 16.6% (Cost: $2,770,830,786)		2,772,355,622
Total Investments — 114.5% (Cost: $19,589,999,121)		19,084,308,556
Liabilities in Excess of Other Assets — (14.5)%		(2,410,024,300)
Net Assets — 100.0%		$16,674,284,256

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
19
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$2,699,971,297	$—	$(135,215,760)(a)	$(48,168)	$38,253	$2,564,745,622	2,563,463,890	$13,022,714 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	160,690,000	46,920,000 (a)	—	—	—	207,610,000	207,610,000	3,283,919	—
				$(48,168)	$38,253	$2,772,355,622		$16,306,633	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,278,717,954	$1,004,663	$16,279,722,617
Floating Rate Loan Interests	—	30,969,023	—	30,969,023
Common Stocks	—	—	1,261,294	1,261,294
Short-Term Securities
Money Market Funds	2,772,355,622	—	—	2,772,355,622
	$2,772,355,622	$16,309,686,977	$2,265,957	$19,084,308,556
See notes to financial statements.
Schedule of Investments
20

Schedule of Investments
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 2.60%, 08/01/31(a)	$2,180	$1,984,498
Aerospace & Defense — 2.4%
Boeing Co.(The)
2.95%, 02/01/30	16,349	15,668,399
3.20%, 03/01/29	8,391	8,196,941
3.25%, 02/01/35	11,382	10,137,393
3.60%, 05/01/34(a)	11,594	10,701,574
3.63%, 02/01/31	12,365	12,000,607
3.75%, 02/01/50	18,892	14,025,035
3.90%, 05/01/49(a)	10,734	8,207,688
3.95%, 08/01/59	7,032	5,048,522
5.15%, 05/01/30	26,386	27,320,946
5.71%, 05/01/40(a)	24,370	25,355,096
5.81%, 05/01/50	39,558	39,691,639
5.93%, 05/01/60	24,459	24,507,045
6.30%, 05/01/29	6,651	7,083,109
6.39%, 05/01/31	13,018	14,213,643
6.53%, 05/01/34	15,501	17,369,729
6.86%, 05/01/54(a)	17,547	20,083,024
7.01%, 05/01/64	13,628	15,818,054
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	6,738	6,653,464
General Dynamics Corp.
3.63%, 04/01/30	8,454	8,364,611
4.25%, 04/01/40	6,909	6,435,793
4.25%, 04/01/50(a)	2,627	2,272,120
4.95%, 08/15/35(a)	5,000	5,165,708
General Electric Co.
4.30%, 07/29/30(a)	7,874	7,993,587
4.90%, 01/29/36(a)	9,674	9,912,099
5.88%, 01/14/38(a)	7,431	8,149,143
6.75%, 03/15/32(a)	11,204	12,800,207
L3Harris Technologies, Inc.
5.05%, 06/01/29	5,954	6,136,850
5.25%, 06/01/31(a)	10,322	10,805,345
5.35%, 06/01/34(a)	7,555	7,892,335
5.40%, 07/31/33(a)	9,141	9,629,585
Lockheed Martin Corp.
2.80%, 06/15/50	9,143	5,956,323
3.80%, 03/01/45	6,894	5,673,694
3.90%, 06/15/32(a)	10,447	10,378,680
4.07%, 12/15/42	11,407	9,976,902
4.09%, 09/15/52	13,134	10,667,365
4.15%, 06/15/53	11,550	9,423,265
4.40%, 08/15/30(a)	6,508	6,622,435
4.70%, 05/15/46	11,721	10,822,152
4.75%, 02/15/34(a)	7,706	7,913,476
5.00%, 08/15/35(a)	7,143	7,380,043
5.20%, 02/15/55(a)	9,629	9,268,448
5.20%, 02/15/64	9,399	8,829,306
5.25%, 01/15/33(a)	7,489	7,963,314
5.70%, 11/15/54(a)	9,440	9,737,408
5.90%, 11/15/63(a)	3,672	3,874,588
Northrop Grumman Corp.
4.03%, 10/15/47(a)	19,178	15,738,194
4.40%, 05/01/30(a)	7,944	8,060,645
4.70%, 03/15/33(a)	7,971	8,138,335
4.75%, 06/01/43	12,350	11,616,325
4.90%, 06/01/34(a)	6,132	6,285,439
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53	$11,695	$10,748,498
5.20%, 06/01/54(a)	6,765	6,445,859
5.25%, 05/01/50(a)	11,261	10,880,754
RTX Corp.
1.90%, 09/01/31	9,573	8,509,488
2.25%, 07/01/30	7,226	6,727,227
2.38%, 03/15/32(a)	12,473	11,240,014
2.82%, 09/01/51	10,455	6,673,716
3.03%, 03/15/52(a)	12,573	8,355,518
3.13%, 07/01/50(a)	11,408	7,842,634
3.75%, 11/01/46	9,937	7,877,280
4.15%, 05/15/45	11,005	9,398,419
4.35%, 04/15/47	8,686	7,530,982
4.45%, 11/16/38	13,764	13,108,531
4.50%, 06/01/42(a)	23,734	21,872,749
4.63%, 11/16/48	14,832	13,220,453
5.15%, 02/27/33(a)	13,384	14,005,331
5.38%, 02/27/53(a)	12,716	12,413,084
6.00%, 03/15/31(a)	9,294	10,080,075
6.10%, 03/15/34(a)	7,455	8,242,069
6.40%, 03/15/54(a)	13,986	15,607,096
		762,745,405
Agriculture — 1.5%
Altria Group, Inc.
2.45%, 02/04/32(a)	17,930	16,084,090
3.40%, 05/06/30	7,508	7,311,020
3.40%, 02/04/41	14,003	10,960,495
3.70%, 02/04/51	12,144	8,698,321
3.88%, 09/16/46	12,962	9,967,011
4.00%, 02/04/61	8,466	6,232,504
4.25%, 08/09/42	7,225	6,124,244
5.38%, 01/31/44(a)	14,984	14,486,701
5.80%, 02/14/39(a)	12,181	12,673,261
5.95%, 02/14/49(a)	18,239	18,488,161
Archer-Daniels-Midland Co.
2.70%, 09/15/51	2,237	1,402,911
2.90%, 03/01/32(a)	4,824	4,486,284
3.25%, 03/27/30	5,475	5,328,442
BAT Capital Corp.
2.73%, 03/25/31	8,379	7,803,741
4.39%, 08/15/37(a)	15,034	14,026,131
4.54%, 08/15/47	17,193	14,511,311
4.63%, 03/22/33	5,843	5,864,970
4.74%, 03/16/32	8,565	8,712,831
4.76%, 09/06/49	8,006	6,883,462
4.91%, 04/02/30	7,746	7,958,171
5.35%, 08/15/32(a)	9,480	9,955,141
5.63%, 08/15/35(a)	10,105	10,651,132
5.83%, 02/20/31	6,395	6,839,946
6.00%, 02/20/34(a)	6,109	6,623,954
6.34%, 08/02/30(a)	5,909	6,424,648
6.42%, 08/02/33(a)	6,719	7,467,581
7.08%, 08/02/43	6,254	7,097,872
7.08%, 08/02/53	7,444	8,545,200
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	7,126	6,624,465
4.20%, 09/17/29	5,140	5,169,769
4.65%, 09/17/34(a)	3,776	3,756,793
Philip Morris International, Inc.
1.75%, 11/01/30	14,176	12,769,625
2.10%, 05/01/30	7,627	7,055,001
21
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.38%, 08/15/29(a)	$7,550	$7,418,409
3.88%, 08/21/42(a)	5,135	4,308,730
4.00%, 10/29/30(a)	10,591	10,570,862
4.13%, 03/04/43(a)	6,071	5,258,544
4.25%, 10/29/32(a)	10,103	10,066,876
4.25%, 11/10/44	9,106	7,858,465
4.38%, 04/30/30	8,279	8,386,212
4.38%, 11/15/41	5,833	5,259,343
4.63%, 11/01/29(a)	7,294	7,462,782
4.63%, 10/29/35	8,392	8,309,051
4.75%, 11/01/31(a)	9,039	9,290,530
4.88%, 11/15/43	5,202	4,872,326
4.90%, 11/01/34	8,138	8,298,001
5.13%, 02/15/30(a)	11,260	11,698,521
5.13%, 02/13/31(a)	7,438	7,756,123
5.25%, 02/13/34(a)	9,025	9,444,499
5.38%, 02/15/33	15,390	16,231,641
5.63%, 11/17/29	6,086	6,423,247
5.63%, 09/07/33(a)	9,420	10,088,368
5.75%, 11/17/32	8,185	8,823,095
6.38%, 05/16/38	9,704	10,911,468
Reynolds American, Inc.
5.70%, 08/15/35(a)	7,229	7,620,192
5.85%, 08/15/45(a)	15,465	15,481,702
		488,824,176
Airlines — 0.0%
Delta Air Lines, Inc., 5.25%, 07/10/30	3,722	3,835,432
Southwest Airlines Co., 5.25%, 11/15/35(a)	4,871	4,826,558
		8,661,990
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	6,215	5,973,148
3.25%, 03/27/40	8,179	6,724,418
3.38%, 03/27/50(a)	7,517	5,504,138
3.88%, 11/01/45(a)	3,671	3,022,645
Tapestry, Inc.
5.10%, 03/11/30(a)	200	206,381
5.50%, 03/11/35(a)	452	468,895
		21,899,625
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29(a)	5,252	5,318,867
4.90%, 03/13/29(a)	1,995	2,045,550
4.90%, 01/10/34(a)	5,890	5,976,488
5.05%, 07/10/31(a)	7,775	8,048,350
5.15%, 07/09/32(a)	8,108	8,407,207
Cummins, Inc.
1.50%, 09/01/30(a)	6,728	6,068,227
5.15%, 02/20/34(a)	6,650	6,938,372
5.30%, 05/09/35	8,334	8,740,554
5.45%, 02/20/54(a)	7,390	7,383,347
Ford Motor Co.
3.25%, 02/12/32	21,240	19,090,705
4.75%, 01/15/43(a)	11,262	9,061,860
5.29%, 12/08/46(a)	7,718	6,582,206
6.10%, 08/19/32(a)	10,796	11,296,800
7.45%, 07/16/31(a)	10,569	11,802,615
Ford Motor Credit Co. LLC
3.63%, 06/17/31	11,592	10,796,384
4.00%, 11/13/30	16,639	15,944,144
Security	Par (000)	Value
Auto Manufacturers (continued)
5.11%, 05/03/29(a)	$5,306	$5,356,247
5.30%, 09/06/29	7,545	7,653,290
5.73%, 09/05/30(a)	9,757	10,033,102
5.75%, 04/06/33	8,578	8,729,291
5.80%, 03/08/29(a)	5,636	5,801,849
5.87%, 10/31/35(a)	2,566	2,575,917
5.88%, 11/07/29(a)	9,808	10,139,267
6.05%, 03/05/31(a)	9,295	9,661,240
6.05%, 11/05/31	13,234	13,767,486
6.13%, 03/08/34(a)	12,479	12,889,563
6.50%, 02/07/35(a)	13,086	13,712,931
6.53%, 03/19/32(a)	8,780	9,333,601
7.12%, 11/07/33	10,940	11,946,489
7.20%, 06/10/30	6,973	7,524,186
7.35%, 03/06/30(a)	10,807	11,703,204
General Motors Co.
5.00%, 04/01/35(a)	8,722	8,655,349
5.15%, 04/01/38	7,464	7,272,243
5.20%, 04/01/45	9,468	8,620,403
5.40%, 10/15/29(a)	10,377	10,791,756
5.40%, 04/01/48(a)	6,552	6,029,236
5.60%, 10/15/32(a)	12,190	12,826,798
5.63%, 04/15/30	7,331	7,686,952
5.95%, 04/01/49(a)	7,863	7,739,621
6.25%, 10/02/43(a)	10,650	10,921,264
6.60%, 04/01/36	12,248	13,433,187
6.75%, 04/01/46(a)	5,717	6,175,625
General Motors Financial Co., Inc.
2.35%, 01/08/31(a)	11,715	10,648,464
2.70%, 06/10/31(a)	9,942	9,124,614
3.10%, 01/12/32	11,914	11,006,594
3.60%, 06/21/30	11,390	11,060,860
4.30%, 04/06/29	5,434	5,457,478
4.60%, 01/08/31(a)	9,971	10,058,923
4.90%, 10/06/29	8,384	8,565,675
5.35%, 01/07/30(a)	12,162	12,618,379
5.45%, 07/15/30	14,365	15,011,274
5.45%, 09/06/34	8,584	8,807,031
5.55%, 07/15/29	7,119	7,407,401
5.60%, 06/18/31(a)	10,800	11,336,489
5.63%, 04/04/32(a)	8,970	9,419,493
5.75%, 02/08/31(a)	10,140	10,707,793
5.85%, 04/06/30(a)	11,303	11,931,019
5.90%, 01/07/35(a)	8,766	9,210,331
5.95%, 04/04/34	9,447	10,013,413
6.10%, 01/07/34	12,894	13,805,527
6.15%, 07/15/35(a)	9,456	10,104,046
6.40%, 01/09/33(a)	9,307	10,118,359
Honda Motor Co. Ltd.
2.97%, 03/10/32(a)	7,767	7,193,680
4.69%, 07/08/30	8,484	8,642,705
5.34%, 07/08/35	7,502	7,751,985
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	5,976	7,094,717
Toyota Motor Credit Corp.
2.15%, 02/13/30	10,194	9,540,522
3.38%, 04/01/30	6,294	6,162,761
4.45%, 06/29/29	7,753	7,899,574
4.55%, 08/09/29(a)	7,500	7,667,036
4.60%, 10/10/31	5,781	5,910,509
4.80%, 05/15/30(a)	8,569	8,841,448
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 01/05/34	$5,578	$5,711,995
5.05%, 05/16/29	5,909	6,125,792
5.10%, 03/21/31	7,344	7,679,717
5.35%, 01/09/35(a)	5,954	6,302,514
5.55%, 11/20/30(a)	11,047	11,758,332
Series B, 4.20%, 01/10/31(a)	5,402	5,437,368
		710,615,591
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51(a)	11,654	7,601,328
3.25%, 03/01/32(a)	6,297	5,952,584
4.15%, 05/01/52	8,290	6,434,259
		19,988,171
Banks — 22.4%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	1,823	1,874,205
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/36	6,200	6,159,679
5.38%, 03/13/29	1,929	2,005,472
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(b)	2,462	2,630,910
Banco Santander SA
2.75%, 12/03/30	14,603	13,415,773
2.96%, 03/25/31	6,873	6,419,261
3.31%, 06/27/29	7,264	7,089,439
3.49%, 05/28/30	6,852	6,652,551
4.55%, 11/06/30	13,263	13,369,807
5.13%, 11/06/35	8,824	8,876,803
5.44%, 07/15/31	12,828	13,562,497
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)(b)	3,519	3,652,037
5.57%, 01/17/30	7,590	7,945,771
6.03%, 01/17/35	6,409	6,899,131
6.35%, 03/14/34(a)	7,285	7,865,131
6.92%, 08/08/33	12,060	13,422,478
6.94%, 11/07/33	9,600	11,074,440
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	24,948	22,625,167
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	23,823	21,474,750
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	32,755	29,537,080
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	34,383	32,270,027
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	30,300	27,575,103
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	27,327	25,668,145
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	41,737	31,010,658
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	28,867	26,711,186
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	11,276	7,259,322
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	20,965	20,079,770
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)(b)	27,782	25,659,102
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	17,048	11,241,097
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	22,159	21,548,347
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	27,092	21,545,810
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)(b)	10,747	8,683,054
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	16,560	14,855,554
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	41,538	33,645,867
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	17,299	16,203,345
Security	Par (000)	Value
Banks (continued)
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	$21,655	$18,389,357
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	17,605	15,413,406
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	26,965	27,147,693
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	33,740	33,848,589
5.00%, 01/21/44(a)	16,572	16,121,119
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	32,714	33,617,754
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)(b)	24,789	25,128,922
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(b)	16,949	17,578,101
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	41,955	43,495,088
5.46%, 05/09/36, (1-day SOFR + 1.64%)(b)	23,004	24,069,531
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	41,184	43,116,168
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	31,947	33,500,429
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)(b)	34,223	36,718,517
5.88%, 02/07/42	12,885	13,824,284
6.11%, 01/29/37(a)	15,480	16,724,942
7.75%, 05/14/38(a)	13,763	16,872,486
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	18,698	17,330,884
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	9,986	7,284,806
Bank of America N.A., 6.00%, 10/15/36	10,808	11,732,910
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)(b)	3,038	3,054,715
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	4,013	4,080,141
5.51%, 06/04/31	2,212	2,341,004
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	10,073	10,129,554
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	2,139	2,088,927
Bank of Nova Scotia(The)
2.45%, 02/02/32	3,446	3,118,910
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	7,365	7,378,132
4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	6,828	6,897,024
4.85%, 02/01/30	7,073	7,271,926
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	8,174	8,453,507
5.65%, 02/01/34(a)	3,482	3,720,457
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	6,917	6,454,534
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	19,660	18,088,936
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	8,929	8,191,925
3.33%, 11/24/42, (1-year CMT + 1.30%)(b)	6,183	4,795,447
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	8,000	8,004,770
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	11,827	12,092,284
4.95%, 01/10/47(a)	10,177	9,519,169
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)(b)	5,990	5,975,852
5.25%, 08/17/45(a)	10,549	10,227,194
5.34%, 09/10/35, (1-day SOFR + 1.91%)(b)	16,429	16,780,048
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(b)	11,135	11,554,108
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	9,714	10,122,064
5.75%, 08/09/33, (1-year CMT + 3.00%)(b)	16,062	16,990,165
5.79%, 02/25/36, (1-day SOFR + 1.59%)(b)	9,955	10,424,223
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)(b)	9,249	9,532,450
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(b)	6,737	7,229,724
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	16,381	17,707,989
6.69%, 09/13/34, (1-day SOFR + 2.62%)(b)	12,428	13,800,994
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	18,426	21,134,591
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	5,941	5,964,134
23
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	$3,412	$3,286,584
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)(b)	13,633	13,706,376
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)(b)	5,522	5,616,192
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(b)	5,718	5,936,753
5.26%, 04/08/29	2,529	2,622,641
6.09%, 10/03/33	2,843	3,120,647
Citibank N.A.
4.84%, 08/06/29	7,497	7,707,494
4.91%, 05/29/30	18,212	18,803,178
5.57%, 04/30/34(a)	16,532	17,576,869
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	20,865	18,858,672
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	30,838	28,171,836
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	31,648	29,569,236
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	19,664	18,561,117
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(b)	9,430	7,017,766
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	24,844	23,790,711
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)(b)	27,202	25,129,118
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	29,619	28,468,397
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	9,034	8,048,176
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	16,998	16,937,621
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(b)	6,112	5,241,700
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(b)	28,883	29,019,322
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	24,305	24,472,770
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	27,098	27,425,132
4.65%, 07/30/45(a)	7,483	6,836,827
4.65%, 07/23/48	19,735	17,578,038
4.75%, 05/18/46	15,094	13,455,779
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(b)	25,819	26,312,491
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	18,608	19,086,974
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)(b)	24,984	25,408,336
5.30%, 05/06/44(a)	6,504	6,308,328
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(b)	12,253	12,297,605
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	18,174	18,724,100
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(b)	19,411	20,222,877
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)	18,014	18,065,754
5.88%, 01/30/42(a)	7,482	7,902,770
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(b)	23,816	26,110,829
6.63%, 06/15/32(a)	10,706	11,908,606
6.68%, 09/13/43	7,768	8,774,502
8.13%, 07/15/39	15,025	19,337,409
Citizens Financial Group, Inc.
3.25%, 04/30/30	7,155	6,877,337
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)	6,023	6,211,679
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	7,078	7,453,741
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	3,210	3,548,681
Commonwealth Bank of Australia, 4.15%, 10/01/30(a)	2,227	2,249,155
Cooperatieve Rabobank UA
5.25%, 05/24/41	11,970	12,115,822
5.25%, 08/04/45(a)	9,311	8,827,456
5.75%, 12/01/43(a)	9,101	9,289,172
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	1,808	1,849,768
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	8,359	7,737,214
Security	Par (000)	Value
Banks (continued)
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	$9,893	$9,498,627
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	6,092	6,122,655
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)(b)	4,496	4,533,632
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	4,248	4,337,709
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)(b)	5,647	5,826,661
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	9,034	9,250,404
5.41%, 05/10/29	4,703	4,899,750
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	7,040	7,074,821
4.77%, 07/28/30, (1-day SOFR + 2.13%)(b)	3,102	3,152,416
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)(b)	7,570	7,726,439
5.14%, 01/29/37, (1-day SOFR + 1.24%)(b)	8,451	8,510,681
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	9,445	9,948,054
8.25%, 03/01/38	2,961	3,668,402
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	6,386	6,857,780
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	25,300	22,622,501
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	37,146	33,493,040
2.60%, 02/07/30	25,250	23,855,018
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	22,849	20,964,766
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	29,049	26,436,844
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	15,146	11,182,277
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	37,116	34,367,096
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	19,188	14,785,492
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	15,335	12,052,404
3.80%, 03/15/30	20,125	19,920,584
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(b)	16,864	15,227,897
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	24,657	24,660,134
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)(b)	12,603	11,738,700
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	50,493	50,762,072
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	16,633	16,889,822
4.75%, 10/21/45	16,482	14,932,898
4.80%, 07/08/44	15,200	14,053,415
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	34,444	34,274,084
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	28,696	28,956,175
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	26,376	27,041,316
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	37,138	37,390,553
5.15%, 05/22/45	14,936	14,068,959
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	14,531	15,031,020
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	21,493	22,218,821
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)(b)	22,920	23,633,206
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	20,271	21,168,748
5.54%, 01/21/47, (1-day SOFR + 1.32%)(b)	39,358	39,094,660
5.56%, 11/19/45, (1-day SOFR + 1.58%)(b)	20,756	20,762,418
5.73%, 04/25/30, (1-day SOFR + 1.27%)(b)	15,604	16,306,703
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	23,293	23,617,935
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	23,584	25,146,454
6.13%, 02/15/33(a)	12,876	14,100,835
6.25%, 02/01/41	26,176	28,561,346
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)(b)	9,653	10,756,350
6.75%, 10/01/37	39,362	44,145,707
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	18,565	17,084,631
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	15,625	14,406,670
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	18,206	17,180,367
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	15,865	14,573,532
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	14,157	14,068,958
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	18,992	19,196,717
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 03/31/30	$20,214	$20,822,118
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	18,305	18,887,002
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	20,843	21,041,113
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	9,319	9,643,491
5.25%, 03/14/44(a)	7,859	7,723,465
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	18,985	19,664,581
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(b)	18,544	19,349,442
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	22,360	23,195,363
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)(b)	10,563	10,974,979
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	15,054	16,004,052
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)(b)	10,746	11,383,347
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(b)	18,865	20,029,908
6.10%, 01/14/42(a)	2,789	3,042,769
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	20,537	22,443,914
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(b)	20,181	22,265,265
6.50%, 05/02/36	3,819	4,275,417
6.50%, 09/15/37(a)	16,710	18,438,188
6.80%, 06/01/38(a)	4,002	4,576,222
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	4,776	4,490,841
4.62%, 01/28/32, (1-day SOFR + 0.99%)(b)	9,968	10,055,483
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	10,961	11,337,069
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(b)	3,775	3,969,983
Huntington National Bank (The), 5.65%, 01/10/30(a)	3,846	4,050,248
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	14,158	13,164,257
4.05%, 04/09/29	3,979	3,982,189
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)(b)	15,110	14,965,356
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	9,315	9,610,356
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	4,876	5,051,384
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(b)	4,193	4,393,978
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	8,667	9,085,423
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)(b)	6,545	7,134,797
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	12,365	11,069,963
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)(b)	38,641	34,667,662
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	23,125	21,687,647
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	17,893	13,059,929
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)(b)	29,828	27,154,755
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	39,151	36,109,801
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	24,012	22,950,293
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	30,366	28,133,385
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	15,186	12,033,195
3.11%, 04/22/51, (1-day SOFR + 2.44%)(b)	22,621	15,566,910
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	16,090	12,604,394
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(b)	29,217	20,841,275
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(b)	18,806	18,605,359
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	20,476	18,523,626
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	17,892	14,388,857
Security	Par (000)	Value
Banks (continued)
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(b)	$29,492	$24,037,104
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	12,889	10,653,964
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)(b)	17,843	17,875,927
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	16,043	13,825,009
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	23,395	23,498,549
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(b)	19,311	19,564,613
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	14,445	14,663,749
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	20,530	20,731,572
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	22,398	22,792,980
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	28,200	28,119,695
4.85%, 02/01/44(a)	11,635	11,156,577
4.90%, 01/22/37, (1-day SOFR + 1.07%)(b)	26,033	26,160,851
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)(b)	38,660	39,628,112
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	23,997	24,340,133
4.95%, 06/01/45(a)	12,454	11,812,964
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	24,196	24,902,758
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	15,145	15,693,045
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	19,646	20,361,702
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	25,654	26,613,626
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	19,799	20,610,599
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)(b)	34,726	36,307,259
5.40%, 01/06/42	14,041	14,358,707
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	19,094	20,060,242
5.50%, 10/15/40(a)	11,725	12,366,177
5.53%, 11/29/45, (1-day SOFR + 1.55%)(b)	19,047	19,431,989
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)(b)	26,228	27,695,480
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	14,514	15,149,183
5.60%, 07/15/41(a)	16,108	16,868,222
5.63%, 08/16/43(a)	10,370	10,699,063
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	23,964	25,648,815
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	25,611	28,167,580
6.40%, 05/15/38	18,553	21,074,735
KeyBank N.A.
4.90%, 08/08/32	3,072	3,085,495
5.00%, 01/26/33	5,459	5,524,882
KeyCorp
2.55%, 10/01/29(a)	9,582	9,110,474
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(b)	4,003	4,022,367
5.31%, 01/28/37, (1-day SOFR + 1.37%)(b)	7,182	7,232,018
6.40%, 03/06/35, (1-day SOFR + 2.42%)(a)(b)	3,840	4,181,753
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	5,133	4,333,505
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)(b)	18,038	18,108,265
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(b)	13,604	13,533,948
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(b)	18,873	19,323,640
5.30%, 12/01/45(a)	3,382	3,249,190
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(b)	8,960	9,415,232
5.67%, 02/10/47, (1-year CMT + 0.82%)(b)	9,390	9,446,437
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(b)	13,667	14,461,761
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	9,883	10,379,804
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	2,988	3,034,756
5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	10,629	10,962,632
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(b)	2,579	2,645,068
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)(b)	3,778	4,042,748
25
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	$7,091	$6,512,927
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(b)	9,756	8,821,925
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	10,372	9,418,237
2.56%, 02/25/30	7,907	7,463,409
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	11,700	10,763,283
3.20%, 07/18/29(a)	13,022	12,680,171
3.74%, 03/07/29(a)	6,239	6,215,388
3.75%, 07/18/39(a)	13,809	12,247,034
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	18,015	18,164,762
4.53%, 09/12/31, (1-year CMT + 0.80%)(b)	14,272	14,438,159
5.06%, 01/14/37, (1-year CMT + 0.90%)(b)	15,109	15,290,515
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	14,531	15,084,172
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	8,362	8,661,901
5.19%, 09/12/36, (1-year CMT + 0.93%)(b)	8,340	8,549,483
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	8,330	8,637,722
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)(b)	5,558	5,752,607
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(b)	4,066	4,280,808
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)(b)	8,433	8,844,738
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	8,399	8,847,647
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)(b)	8,151	8,607,767
5.57%, 01/16/36, (1-year CMT + 0.95%)(b)	7,274	7,681,044
5.62%, 04/24/36, (1-year CMT + 1.27%)(b)	14,199	14,988,828
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	12,712	11,545,530
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	13,709	12,614,623
2.56%, 09/13/31(a)	5,257	4,768,252
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)(b)	10,777	10,460,665
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	7,906	8,053,641
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)(b)	6,828	7,075,238
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	5,524	5,741,332
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	7,783	8,091,584
5.42%, 05/13/36, (1-year CMT + 0.98%)(b)	6,283	6,568,291
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(b)	4,745	5,021,108
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	3,933	4,207,201
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	5,229	5,590,720
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	7,043	7,527,846
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	31,677	28,035,903
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	21,648	19,196,570
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)(b)	30,807	27,585,728
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	22,214	20,089,278
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	38,523	36,426,640
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(b)	19,958	12,805,953
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	20,805	19,146,163
3.22%, 04/22/42, (1-day SOFR + 1.49%)(b)	13,795	10,870,330
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	19,190	18,749,033
3.97%, 07/22/38(b)	20,967	19,062,091
4.30%, 01/27/45	22,668	19,765,739
4.38%, 01/22/47(a)	21,143	18,391,575
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	12,051	11,427,031
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	30,323	30,480,140
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)(b)	25,128	25,526,249
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	19,798	20,164,134
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	13,364	13,727,469
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)(b)	4,360	4,392,211
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	20,252	20,961,855
Security	Par (000)	Value
Banks (continued)
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	$19,996	$20,691,827
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	26,945	27,898,134
5.31%, 01/18/41, (5-year CMT + 1.17%)(b)	5,480	5,448,092
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	23,825	24,646,889
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	19,365	20,220,253
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)(b)	14,672	15,342,584
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	23,808	23,673,973
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	21,928	23,031,507
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(b)	13,724	13,881,848
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)(b)	16,080	16,776,978
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	22,659	23,916,919
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	26,002	27,763,087
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	24,428	26,847,759
6.38%, 07/24/42	17,161	19,173,894
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	14,784	16,590,711
7.25%, 04/01/32(a)	8,958	10,364,702
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	24,880	24,880,995
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	24,839	24,710,600
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	34,613	34,822,080
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	28,738	29,232,420
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	1,720	1,762,110
4.90%, 01/14/30	1,811	1,876,998
National Bank of Canada, 4.50%, 10/10/29	2,191	2,224,677
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)(b)	9,657	9,736,297
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	14,737	15,099,882
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	9,187	9,475,477
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)(b)	5,774	6,133,787
6.02%, 03/02/34, (1-year CMT + 2.10%)(b)	2,585	2,787,962
Northern Trust Corp.
1.95%, 05/01/30	2,472	2,282,305
6.13%, 11/02/32	2,597	2,839,382
PNC Bank N.A., 2.70%, 10/22/29	6,444	6,138,688
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(b)	6,022	5,485,576
2.55%, 01/22/30(a)	15,140	14,341,681
3.45%, 04/23/29(a)	5,044	4,993,009
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	10,862	11,103,412
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(b)	11,553	11,862,194
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	9,407	9,703,841
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	9,659	10,028,616
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	12,447	12,895,320
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(b)	11,192	11,652,767
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	10,224	10,667,123
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	12,314	12,952,182
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	10,964	11,624,583
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	7,614	8,223,167
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	10,039	10,886,198
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	14,771	16,781,828
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(b)	5,734	5,933,734
5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	5,372	5,622,503
Royal Bank of Canada
2.30%, 11/03/31(a)	14,718	13,410,316
3.88%, 05/04/32	9,271	9,117,882
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)(b)	$10,036	$10,097,869
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	5,565	5,671,364
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	8,384	8,562,891
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	8,289	8,522,561
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(b)	9,344	9,635,174
5.00%, 02/01/33	8,542	8,864,975
5.00%, 05/02/33	7,004	7,255,074
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	10,785	11,183,759
5.15%, 02/01/34(a)	8,562	9,008,919
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	3,330	3,420,373
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	5,611	5,837,296
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	6,714	7,223,258
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	1,974	2,010,072
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(b)	11,627	11,646,080
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)(b)	5,148	5,404,446
State Street Bank & Trust Co., 4.78%, 11/23/29	3,801	3,928,235
State Street Corp.
2.20%, 03/03/31	1,726	1,570,638
2.40%, 01/24/30(a)	2,626	2,497,178
4.83%, 04/24/30(a)	5,256	5,419,512
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30(a)	18,348	16,884,690
2.22%, 09/17/31	18,135	16,272,516
2.75%, 01/15/30	12,630	12,017,290
2.93%, 09/17/41(a)	2,447	1,845,636
3.04%, 07/16/29	12,589	12,189,263
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	13,263	13,373,464
5.05%, 01/15/37, (1-day SOFR + 1.22%)(b)	7,603	7,684,528
5.24%, 04/15/30	9,166	9,553,608
5.32%, 07/09/29	8,673	9,019,212
5.42%, 07/09/31	10,411	10,970,772
5.56%, 07/09/34(a)	13,817	14,642,718
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	8,673	8,803,235
5.63%, 01/15/35	7,620	8,143,817
5.71%, 01/13/30	13,758	14,533,936
5.77%, 01/13/33	19,885	21,350,457
5.81%, 09/14/33(a)	7,472	8,054,096
5.84%, 07/09/44	4,907	5,120,755
6.18%, 07/13/43(a)	4,175	4,600,880
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	13,752	12,394,431
3.20%, 03/10/32	9,143	8,621,483
4.41%, 01/13/31	5,727	5,791,378
4.46%, 06/08/32(a)	10,118	10,202,106
4.78%, 12/17/29(a)	5,273	5,426,447
4.81%, 06/03/30	10,139	10,415,697
4.93%, 10/15/35	8,267	8,325,092
4.99%, 04/05/29	1,902	1,959,531
5.30%, 01/30/32(a)	6,731	7,087,844
Truist Bank, 2.25%, 03/11/30	12,992	11,993,838
Truist Financial Corp.
1.95%, 06/05/30(a)	5,541	5,087,705
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	6,815	6,883,915
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(b)	6,145	6,135,467
5.07%, 05/20/31, (1-day SOFR + 1.31%)(b)	14,627	15,079,609
Security	Par (000)	Value
Banks (continued)
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	$13,220	$13,550,729
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	8,874	9,203,336
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	11,131	11,794,027
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	9,660	10,326,458
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(b)	7,906	8,583,317
U.S. Bancorp
1.38%, 07/22/30	14,572	13,029,242
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	6,529	5,943,130
3.00%, 07/30/29	9,129	8,860,645
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)(b)	9,752	9,857,996
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	10,945	11,104,549
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)(b)	10,404	10,507,190
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	7,937	8,193,642
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(b)	11,248	11,631,833
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)(b)	9,913	10,255,512
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(b)	5,018	5,262,762
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	12,806	13,580,892
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	8,520	9,139,536
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(b)	7,459	8,039,107
UBS AG/London, 4.50%, 06/26/48(a)	10,135	8,927,601
UBS Group AG, 4.88%, 05/15/45(a)	13,610	12,697,969
Wachovia Corp., 5.50%, 08/01/35(a)	6,141	6,389,871
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	17,856	16,805,312
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	22,591	21,610,359
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	20,328	15,849,406
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	38,946	36,552,916
3.90%, 05/01/45	18,330	14,983,849
4.40%, 06/14/46	15,987	13,490,763
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	14,203	14,328,394
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)(b)	29,172	25,156,445
4.65%, 11/04/44	14,658	12,890,318
4.75%, 12/07/46	16,503	14,641,716
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	19,728	19,769,101
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	40,186	40,941,850
4.90%, 11/17/45	14,531	13,152,685
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)(b)	29,087	29,186,832
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	44,062	40,307,001
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	26,787	27,717,513
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	21,979	22,539,873
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	19,288	20,007,982
5.38%, 11/02/43	15,752	15,361,790
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	32,961	34,340,253
5.43%, 01/23/47, (1-day SOFR + 1.23%)(b)	36,187	35,830,240
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(b)	26,677	27,917,019
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(b)	34,614	36,394,267
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	17,962	18,726,712
5.61%, 01/15/44	18,785	18,714,596
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	31,824	35,322,072
Wells Fargo Bank NA
5.85%, 02/01/37(a)	4,441	4,727,224
6.60%, 01/15/38	6,698	7,565,535
Westpac Banking Corp.
2.15%, 06/03/31	8,957	8,187,793
2.65%, 01/16/30	7,139	6,833,180
2.96%, 11/16/40	10,941	8,545,486
3.13%, 11/18/41(a)	1,924	1,482,483
27
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.35%, 07/01/30(a)	$7,567	$7,702,646
4.42%, 07/24/39	7,593	7,105,379
5.05%, 04/16/29	5,686	5,904,139
6.82%, 11/17/33	9,424	10,621,258
		7,184,581,594
Beverages — 2.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	42,495	42,557,302
4.90%, 02/01/46	69,211	64,990,963
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	13,483	12,642,512
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30(a)	14,458	14,229,206
4.44%, 10/06/48	16,386	14,342,412
4.50%, 06/01/50(a)	10,823	10,000,396
4.90%, 01/23/31	6,129	6,384,643
4.95%, 01/15/42	15,217	14,757,996
5.00%, 06/15/34	9,747	10,138,239
5.45%, 01/23/39	10,924	11,451,053
5.55%, 01/23/49	31,771	31,961,693
5.80%, 01/23/59(a)	12,365	12,874,301
8.20%, 01/15/39(a)	10,105	13,169,707
Coca-Cola Co.(The)
1.38%, 03/15/31	10,421	9,247,915
1.65%, 06/01/30(a)	7,203	6,598,491
2.00%, 03/05/31	8,387	7,683,971
2.13%, 09/06/29(a)	8,080	7,673,413
2.25%, 01/05/32	11,149	10,162,138
2.50%, 06/01/40	8,049	6,107,436
2.50%, 03/15/51	11,375	7,003,630
2.60%, 06/01/50	11,444	7,273,590
2.75%, 06/01/60	9,001	5,400,698
2.88%, 05/05/41(a)	4,602	3,602,574
3.00%, 03/05/51(a)	14,533	9,878,863
3.45%, 03/25/30(a)	6,731	6,652,417
4.65%, 08/14/34(a)	5,918	6,112,750
5.00%, 05/13/34(a)	8,073	8,503,216
5.20%, 01/14/55(a)	11,602	11,368,323
5.30%, 05/13/54	8,358	8,297,419
5.40%, 05/13/64(a)	13,763	13,602,416
Constellation Brands, Inc.
2.25%, 08/01/31(a)	9,851	8,855,446
3.15%, 08/01/29	5,851	5,682,022
4.90%, 05/01/33(a)	5,473	5,573,020
Diageo Capital PLC
2.00%, 04/29/30	12,590	11,608,642
2.13%, 04/29/32	5,782	5,090,863
2.38%, 10/24/29	9,631	9,123,399
5.50%, 01/24/33	5,279	5,600,641
5.63%, 10/05/33(a)	5,642	6,046,429
Diageo Investment Corp.
5.13%, 08/15/30	7,338	7,632,537
5.63%, 04/15/35	4,824	5,137,561
Keurig Dr Pepper, Inc.
3.20%, 05/01/30(a)	6,208	5,945,872
3.80%, 05/01/50	5,610	4,142,702
3.95%, 04/15/29(a)	6,030	5,992,771
4.05%, 04/15/32	6,666	6,484,495
4.50%, 04/15/52(a)	7,615	6,281,761
Security	Par (000)	Value
Beverages (continued)
5.05%, 03/15/29	$2,867	$2,937,976
Molson Coors Beverage Co.
4.20%, 07/15/46	10,008	8,124,539
5.00%, 05/01/42(a)	5,836	5,449,420
PepsiCo, Inc.
1.40%, 02/25/31(a)	6,157	5,469,733
1.63%, 05/01/30	8,684	7,944,747
1.95%, 10/21/31(a)	6,240	5,603,446
2.63%, 07/29/29(a)	8,024	7,730,111
2.63%, 10/21/41	6,898	5,123,580
2.75%, 03/19/30	7,894	7,568,914
2.75%, 10/21/51	11,023	7,096,067
2.88%, 10/15/49	8,723	5,889,825
3.45%, 10/06/46(a)	8,260	6,414,086
3.63%, 03/19/50	10,543	8,150,278
3.90%, 07/18/32	8,612	8,534,670
4.45%, 02/15/33(a)	8,052	8,266,282
4.45%, 04/14/46(a)	9,412	8,518,636
4.50%, 07/17/29	6,849	7,008,860
4.60%, 02/07/30(a)	6,568	6,751,625
4.65%, 07/23/32	6,832	7,035,852
5.00%, 02/07/35	6,476	6,705,292
5.00%, 07/23/35	8,788	9,096,013
5.25%, 07/17/54(a)	7,821	7,779,180
		647,066,976
Biotechnology — 1.7%
Amgen, Inc.
2.00%, 01/15/32	17,580	15,531,517
2.30%, 02/25/31(a)	10,321	9,469,792
2.45%, 02/21/30(a)	10,103	9,521,011
2.77%, 09/01/53	10,068	6,144,224
2.80%, 08/15/41	6,907	5,176,775
3.00%, 01/15/52(a)	14,451	9,586,621
3.15%, 02/21/40	13,276	10,660,737
3.35%, 02/22/32	16,606	15,822,884
3.38%, 02/21/50	18,736	13,657,540
4.05%, 08/18/29	10,118	10,164,742
4.20%, 02/19/31(a)	10,338	10,351,346
4.20%, 03/01/33	6,025	5,953,464
4.20%, 02/22/52	7,568	6,131,459
4.40%, 05/01/45	20,005	17,484,186
4.40%, 02/22/62	11,912	9,551,367
4.56%, 06/15/48(a)	15,785	13,774,051
4.66%, 06/15/51	33,092	28,863,319
4.85%, 02/19/36	5,509	5,531,792
4.88%, 03/01/53(a)	12,022	10,731,729
5.25%, 03/02/30(a)	14,111	14,711,012
5.25%, 03/02/33(a)	21,990	23,018,558
5.60%, 03/02/43(a)	18,388	18,759,690
5.65%, 03/02/53(a)	26,826	26,783,486
5.65%, 02/19/56	3,251	3,239,368
5.75%, 03/02/63	20,098	19,886,203
Biogen, Inc.
2.25%, 05/01/30	7,489	6,942,136
3.15%, 05/01/50	10,574	6,957,131
5.20%, 09/15/45	7,880	7,366,347
Gilead Sciences, Inc.
1.65%, 10/01/30	7,872	7,115,731
2.60%, 10/01/40(a)	12,364	9,249,233
2.80%, 10/01/50(a)	18,907	12,157,725
4.00%, 09/01/36	9,439	8,897,621
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.15%, 03/01/47	$14,825	$12,469,761
4.50%, 02/01/45	13,862	12,391,583
4.60%, 09/01/35(a)	7,542	7,532,349
4.75%, 03/01/46(a)	20,090	18,383,712
4.80%, 11/15/29	6,028	6,207,806
4.80%, 04/01/44	15,510	14,489,875
5.10%, 06/15/35(a)	8,098	8,375,088
5.25%, 10/15/33	5,464	5,760,626
5.50%, 11/15/54	9,020	8,983,475
5.55%, 10/15/53(a)	7,905	7,940,964
5.60%, 11/15/64	5,574	5,567,490
5.65%, 12/01/41	9,584	10,035,458
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30(a)	5,479	4,937,548
2.80%, 09/15/50	3,034	1,880,863
Royalty Pharma PLC
2.20%, 09/02/30	6,807	6,246,033
3.30%, 09/02/40	6,758	5,334,818
3.55%, 09/02/50(a)	5,667	4,009,147
5.20%, 09/25/35(a)	12,215	12,408,335
		532,147,728
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30	8,352	8,586,604
5.40%, 04/07/35(a)	7,319	7,647,027
Carlisle Companies, Inc., 2.75%, 03/01/30(a)	5,980	5,682,540
Carrier Global Corp.
2.70%, 02/15/31(a)	7,077	6,621,642
2.72%, 02/15/30	15,422	14,648,062
3.38%, 04/05/40	7,593	6,218,855
3.58%, 04/05/50	8,079	6,050,084
5.90%, 03/15/34	8,620	9,320,076
CRH America Finance, Inc.
4.40%, 02/09/31(a)	11,150	11,229,224
5.00%, 02/09/36(a)	10,965	11,100,886
5.40%, 05/21/34(a)	9,411	9,853,280
5.50%, 01/09/35	9,115	9,595,958
CRH SMW Finance DAC
5.13%, 01/09/30	10,099	10,450,474
5.20%, 05/21/29	3,443	3,567,695
Martin Marietta Materials, Inc.
2.40%, 07/15/31	10,934	9,953,670
3.20%, 07/15/51(a)	5,477	3,729,795
5.15%, 12/01/34(a)	5,446	5,617,070
5.50%, 12/01/54(a)	4,536	4,446,687
Owens Corning, 5.70%, 06/15/34(a)	5,566	5,902,235
Trane Technologies Financing Ltd., 3.80%, 03/21/29	5,625	5,625,443
Vulcan Materials Co.
3.50%, 06/01/30(a)	5,592	5,465,215
5.35%, 12/01/34(a)	5,306	5,540,130
5.70%, 12/01/54(a)	3,504	3,531,762
		170,384,414
Chemicals — 0.7%
Air Products and Chemicals, Inc.
2.05%, 05/15/30(a)	12,974	12,020,534
2.70%, 05/15/40	12,319	9,416,044
2.80%, 05/15/50	5,477	3,583,188
4.85%, 02/08/34(a)	7,811	8,019,293
Security	Par (000)	Value
Chemicals (continued)
CF Industries, Inc.
4.95%, 06/01/43	$4,652	$4,256,338
5.15%, 03/15/34(a)	10,309	10,495,361
5.30%, 11/26/35(a)	9,473	9,629,016
5.38%, 03/15/44(a)	5,546	5,306,393
Dow Chemical Co.(The)
2.10%, 11/15/30	8,294	7,389,349
3.60%, 11/15/50	8,320	5,392,198
4.38%, 11/15/42(a)	9,885	7,816,025
4.80%, 01/15/31	12,726	12,703,359
5.55%, 11/30/48	7,272	6,352,127
6.90%, 05/15/53(a)	6,687	6,855,892
DuPont de Nemours, Inc.
5.32%, 11/15/38	7,557	7,662,804
5.42%, 11/15/48	6,504	6,259,494
Eastman Chemical Co.
4.65%, 10/15/44(a)	6,867	5,950,657
5.00%, 08/01/29	5,667	5,815,860
5.63%, 02/20/34(a)	6,392	6,668,862
Ecolab, Inc., 2.70%, 12/15/51(a)	7,367	4,623,319
LYB International Finance BV
4.88%, 03/15/44(a)	8,226	6,871,366
5.25%, 07/15/43	6,549	5,728,139
LYB International Finance III LLC
3.38%, 10/01/40	12,759	9,423,445
3.63%, 04/01/51(a)	8,434	5,491,453
4.20%, 10/15/49	8,727	6,323,832
4.20%, 05/01/50(a)	5,593	4,028,184
5.50%, 03/01/34(a)	9,851	9,921,478
5.88%, 01/15/36(a)	5,755	5,806,123
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	8,720	6,713,027
Nutrien Ltd.
4.20%, 04/01/29(a)	4,236	4,254,232
5.00%, 04/01/49	5,412	4,957,375
5.80%, 03/27/53(a)	5,292	5,381,950
Sherwin-Williams Co.(The)
2.95%, 08/15/29	8,496	8,208,990
4.50%, 06/01/47(a)	8,985	7,768,475
		237,094,182
Commercial Services — 0.7%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	3,364	3,000,486
4.45%, 09/09/34(a)	5,349	5,343,303
4.75%, 05/08/32	9,796	10,094,201
Equifax, Inc., 2.35%, 09/15/31	6,103	5,463,276
Global Payments, Inc.
2.90%, 05/15/30	9,095	8,465,270
2.90%, 11/15/31	9,487	8,535,540
3.20%, 08/15/29(a)	12,800	12,276,383
4.15%, 08/15/49	2,108	1,574,207
4.88%, 11/15/30	14,609	14,572,228
5.20%, 11/15/32(a)	10,624	10,670,587
5.40%, 08/15/32(a)	10,112	10,288,073
5.55%, 11/15/35	14,730	14,641,334
5.95%, 08/15/52(a)	4,329	4,103,020
Massachusetts Institute of Technology
5.60%, 07/01/2111(a)	3,509	3,614,235
5.62%, 06/01/55(a)	2,886	3,065,621
PayPal Holdings, Inc.
2.30%, 06/01/30	11,736	10,957,678
29
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
2.85%, 10/01/29	$8,749	$8,433,207
3.25%, 06/01/50(a)	6,949	4,755,239
4.40%, 06/01/32(a)	10,799	10,822,278
5.05%, 06/01/52(a)	7,203	6,462,864
5.15%, 06/01/34(a)	7,487	7,616,136
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	4,100	4,181,314
Quanta Services, Inc., 2.90%, 10/01/30	9,168	8,664,234
RELX Capital, Inc.
3.00%, 05/22/30	5,787	5,525,565
4.00%, 03/18/29	2,459	2,455,875
4.75%, 03/27/30(a)	8,068	8,219,643
5.25%, 03/27/35(a)	2,454	2,524,077
S&P Global, Inc.
2.70%, 03/01/29	3,705	3,581,154
2.90%, 03/01/32(a)	10,613	9,865,651
3.70%, 03/01/52	2,995	2,274,177
4.25%, 05/01/29(a)	3,658	3,690,562
5.25%, 09/15/33	4,243	4,474,956
		220,212,374
Computers — 2.6%
Accenture Capital, Inc.
4.05%, 10/04/29(a)	10,401	10,459,295
4.25%, 10/04/31(a)	8,480	8,508,232
4.50%, 10/04/34(a)	7,879	7,786,857
Apple, Inc.
1.25%, 08/20/30(a)	7,306	6,552,333
1.65%, 05/11/30(a)	14,265	13,106,347
1.65%, 02/08/31	18,755	16,950,351
1.70%, 08/05/31	15,905	14,249,334
2.20%, 09/11/29(a)	12,475	11,883,961
2.38%, 02/08/41	15,720	11,531,379
2.40%, 08/20/50	16,966	10,197,569
2.55%, 08/20/60	17,346	9,754,584
2.65%, 05/11/50	22,849	14,531,740
2.65%, 02/08/51(a)	21,448	13,520,826
2.70%, 08/05/51(a)	17,161	10,898,292
2.80%, 02/08/61	12,749	7,612,349
2.85%, 08/05/61(a)	11,736	7,078,156
2.95%, 09/11/49(a)	14,765	10,086,552
3.25%, 08/08/29(a)	13,773	13,608,086
3.35%, 08/08/32(a)	6,351	6,158,993
3.45%, 02/09/45	14,484	11,461,375
3.75%, 09/12/47(a)	11,758	9,451,694
3.75%, 11/13/47	10,065	8,092,016
3.85%, 05/04/43(a)	28,213	24,187,383
3.85%, 08/04/46	15,890	13,108,357
3.95%, 08/08/52	16,609	13,395,788
4.10%, 08/08/62	12,201	9,716,192
4.20%, 05/12/30(a)	11,873	12,060,159
4.25%, 02/09/47	8,457	7,363,717
4.30%, 05/10/33	6,703	6,848,214
4.38%, 05/13/45	10,725	9,699,907
4.45%, 05/06/44(a)	11,368	10,573,991
4.50%, 05/12/32(a)	7,459	7,698,438
4.50%, 02/23/36(a)	11,250	11,500,866
4.65%, 02/23/46	31,728	29,474,097
4.75%, 05/12/35(a)	7,718	7,989,211
4.85%, 05/10/53	13,913	13,330,122
Dell International LLC/EMC Corp.
3.38%, 12/15/41	3,053	2,358,236
Security	Par (000)	Value
Computers (continued)
4.50%, 02/15/31	$10,739	$10,778,186
4.75%, 10/06/32(a)	14,462	14,578,108
4.85%, 02/01/35(a)	9,006	8,944,734
5.00%, 04/01/30(a)	7,158	7,360,368
5.10%, 02/15/36(a)	8,345	8,381,425
5.30%, 10/01/29	7,945	8,245,571
5.30%, 04/01/32	7,470	7,764,714
5.40%, 04/15/34(a)	11,442	11,839,765
5.50%, 04/01/35	8,910	9,258,418
5.75%, 02/01/33(a)	7,720	8,202,684
6.20%, 07/15/30	6,219	6,674,147
8.10%, 07/15/36(a)	9,437	11,466,112
Hewlett Packard Enterprise Co.
4.40%, 10/15/30	15,671	15,679,469
4.55%, 10/15/29	9,784	9,893,854
4.85%, 10/15/31(a)	11,023	11,174,837
5.00%, 10/15/34	15,469	15,312,014
5.60%, 10/15/54(a)	11,012	10,128,686
6.20%, 10/15/35(a)	7,938	8,593,981
6.35%, 10/15/45(a)	7,660	7,853,356
HP, Inc.
2.65%, 06/17/31	13,876	12,570,402
4.00%, 04/15/29(a)	2,067	2,054,140
5.50%, 01/15/33(a)	9,496	9,751,977
6.00%, 09/15/41(a)	8,185	8,193,509
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	10,383	10,496,937
5.25%, 02/05/44	12,306	11,839,712
5.30%, 02/05/54(a)	14,107	13,100,798
International Business Machines Corp.
1.95%, 05/15/30	13,136	12,037,950
2.95%, 05/15/50(a)	11,889	7,673,724
3.50%, 05/15/29	23,168	22,830,535
4.00%, 06/20/42	12,064	10,165,685
4.15%, 05/15/39(a)	13,733	12,352,593
4.25%, 05/15/49(a)	25,175	20,376,355
4.40%, 07/27/32(a)	8,263	8,261,726
4.75%, 02/06/33(a)	9,914	10,098,109
4.80%, 02/10/30(a)	7,114	7,286,763
4.90%, 07/27/52	10,502	9,268,205
4.95%, 02/03/36	3,272	3,272,363
5.00%, 02/10/32(a)	12,106	12,464,870
5.20%, 02/10/35(a)	6,187	6,376,372
5.70%, 02/10/55(a)	8,106	7,984,345
5.80%, 02/03/56	1,926	1,926,448
Leidos, Inc.
2.30%, 02/15/31	6,247	5,671,734
4.38%, 05/15/30	4,523	4,533,972
5.00%, 03/15/36	4,325	4,308,570
5.75%, 03/15/33	2,409	2,560,555
		842,373,777
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29(a)	4,246	4,174,945
3.63%, 03/24/32(a)	14,577	14,043,192
4.00%, 03/24/52	2,482	1,993,537
Kenvue, Inc.
4.85%, 05/22/32(a)	8,822	9,113,984
4.90%, 03/22/33(a)	6,692	6,907,399
5.00%, 03/22/30(a)	10,049	10,414,897
5.05%, 03/22/53(a)	9,480	8,845,911
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.10%, 03/22/43(a)	$4,394	$4,312,135
5.20%, 03/22/63(a)	6,243	5,790,924
Procter & Gamble Co.(The)
1.20%, 10/29/30(a)	12,451	11,071,150
1.95%, 04/23/31	10,971	10,025,466
2.30%, 02/01/32(a)	11,045	10,191,170
3.00%, 03/25/30	5,134	4,987,574
4.05%, 01/26/33(a)	8,148	8,217,934
4.10%, 11/03/32	7,982	8,035,420
4.55%, 01/29/34(a)	2,933	3,009,453
Unilever Capital Corp.
1.75%, 08/12/31	5,813	5,175,967
2.13%, 09/06/29(a)	3,985	3,774,292
4.63%, 08/12/34	6,158	6,262,551
5.00%, 12/08/33(a)	5,506	5,773,284
5.90%, 11/15/32(a)	8,032	8,877,069
		150,998,254
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	22,120	20,657,350
3.40%, 10/29/33	10,878	9,919,948
3.85%, 10/29/41(a)	13,366	11,115,675
4.63%, 09/10/29	10,570	10,716,860
4.75%, 01/15/33(a)	5,995	6,005,244
4.95%, 09/10/34	12,865	12,892,437
5.38%, 12/15/31	12,921	13,462,889
6.15%, 09/30/30	6,917	7,411,720
Air Lease Corp.
2.88%, 01/15/32(a)	4,948	4,490,671
3.13%, 12/01/30(a)	5,277	4,955,239
Ally Financial, Inc., 8.00%, 11/01/31	9,185	10,411,142
American Express Co.
4.05%, 05/03/29	1,811	1,824,056
4.05%, 12/03/42(a)	2,583	2,256,328
Ameriprise Financial, Inc.
5.15%, 05/15/33	5,765	5,979,072
5.20%, 04/15/35	6,063	6,163,281
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	6,685	6,610,399
5.80%, 05/21/54(a)	6,133	5,833,365
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(c)	5,551	5,544,571
5.25%, 01/15/33(c)	310	307,508
Brookfield Asset Management Ltd.
5.80%, 04/24/35(a)	3,778	3,915,880
6.08%, 09/15/55(a)	6,252	6,332,387
Brookfield Finance, Inc.
3.50%, 03/30/51	6,708	4,603,533
4.35%, 04/15/30	8,065	8,072,591
4.70%, 09/20/47(a)	7,076	6,090,637
4.85%, 03/29/29	5,805	5,905,839
5.97%, 03/04/54(a)	8,007	8,116,552
Capital One Financial Corp., 6.70%, 11/29/32(a)	1,981	2,200,497
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	5,349	4,739,309
1.95%, 12/01/31(a)	7,213	6,394,515
2.30%, 05/13/31(a)	5,771	5,271,478
2.90%, 03/03/32(a)	8,009	7,404,757
CME Group, Inc.
2.65%, 03/15/32	5,491	5,075,223
Security	Par (000)	Value
Diversified Financial Services (continued)
4.40%, 03/15/30	$7,152	$7,280,617
5.30%, 09/15/43	5,878	6,005,749
Intercontinental Exchange, Inc.
1.85%, 09/15/32(a)	10,773	9,272,693
2.10%, 06/15/30	10,564	9,760,848
2.65%, 09/15/40(a)	15,180	11,357,826
3.00%, 06/15/50	15,514	10,254,900
3.00%, 09/15/60	10,630	6,379,442
4.25%, 09/21/48	13,410	11,209,477
4.35%, 06/15/29	8,673	8,784,231
4.60%, 03/15/33(a)	17,817	18,047,162
4.95%, 06/15/52(a)	5,406	4,949,120
5.20%, 06/15/62	6,921	6,391,668
5.25%, 06/15/31(a)	9,605	10,094,296
Jefferies Financial Group, Inc.
2.63%, 10/15/31(a)	8,608	7,644,719
4.15%, 01/23/30(a)	15,163	14,936,879
5.50%, 02/15/36	10,303	10,106,883
6.20%, 04/14/34(a)	14,205	14,850,603
LPL Holdings, Inc., 5.20%, 03/15/30	6,529	6,674,894
Mastercard, Inc.
2.00%, 11/18/31	7,368	6,632,394
2.95%, 06/01/29(a)	5,410	5,270,486
3.35%, 03/26/30	8,922	8,765,504
3.65%, 06/01/49	8,300	6,387,332
3.85%, 03/26/50(a)	12,214	9,681,128
4.35%, 01/15/32	11,933	12,079,350
4.55%, 01/15/35(a)	10,552	10,597,822
4.85%, 03/09/33(a)	5,660	5,856,105
4.88%, 05/09/34(a)	9,556	9,846,881
Nasdaq, Inc.
5.55%, 02/15/34(a)	8,080	8,505,395
5.95%, 08/15/53(a)	6,911	7,142,239
6.10%, 06/28/63(a)	5,460	5,659,447
Nomura Holdings, Inc.
2.61%, 07/14/31	13,616	12,405,687
2.68%, 07/16/30(a)	6,283	5,873,381
3.00%, 01/22/32(a)	6,592	6,085,615
3.10%, 01/16/30	7,493	7,185,128
4.90%, 07/01/30	12,921	13,219,885
5.78%, 07/03/34(a)	8,573	9,113,053
6.18%, 01/18/33	1,160	1,263,048
Raymond James Financial, Inc.
3.75%, 04/01/51	6,464	4,766,502
4.95%, 07/15/46	6,660	6,129,282
5.65%, 09/11/55(a)	6,827	6,663,636
Synchrony Financial
2.88%, 10/28/31	2,929	2,627,719
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	1,900	1,894,106
Visa, Inc.
1.10%, 02/15/31(a)	9,631	8,460,468
2.00%, 08/15/50(a)	13,713	7,551,756
2.05%, 04/15/30(a)	12,140	11,344,943
2.70%, 04/15/40	7,299	5,698,207
3.65%, 09/15/47(a)	6,431	5,086,787
4.10%, 02/12/31(a)	3,685	3,727,397
4.15%, 12/14/35(a)	8,350	8,163,817
4.30%, 12/14/45	19,615	17,283,367
		635,650,827
Electric — 4.2%
AEP Texas, Inc., 5.85%, 10/15/55	3,263	3,252,313
31
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
AES Corp.(The)
2.45%, 01/15/31(a)	$4,483	$4,152,641
5.80%, 03/15/32	5,374	5,614,732
Ameren Corp.
3.50%, 01/15/31(a)	5,712	5,525,622
5.38%, 03/15/35(a)	6,130	6,329,897
American Electric Power Co., Inc., 5.63%, 03/01/33	5,420	5,745,674
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	11,697	7,357,353
3.70%, 07/15/30	11,444	11,323,750
3.80%, 07/15/48	10,174	7,820,930
4.25%, 10/15/50	8,524	6,991,272
4.45%, 01/15/49	8,920	7,538,090
4.50%, 02/01/45	6,031	5,269,740
4.60%, 05/01/53	7,596	6,457,302
5.15%, 11/15/43	7,238	7,025,340
6.13%, 04/01/36(a)	10,400	11,387,624
Commonwealth Edison Co., 4.00%, 03/01/48	7,205	5,850,518
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	1,853	1,503,349
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	10,623	9,790,227
3.60%, 06/15/61(a)	4,878	3,398,368
4.45%, 03/15/44	5,935	5,247,739
4.63%, 12/01/54	6,529	5,597,458
5.70%, 05/15/54(a)	7,411	7,481,699
5.75%, 11/15/55	6,892	7,005,232
5.90%, 11/15/53	8,716	9,012,005
Series 20B, 3.95%, 04/01/50	7,549	5,972,358
Constellation Energy Generation LLC
4.40%, 01/15/31	6,394	6,433,879
5.60%, 06/15/42(a)	4,308	4,377,302
5.75%, 03/15/54(a)	5,308	5,318,809
5.88%, 01/15/66	7,138	7,109,554
6.25%, 10/01/39(a)	6,580	7,209,271
6.50%, 10/01/53(a)	6,616	7,282,162
Dominion Energy, Inc.
5.00%, 06/15/30	7,170	7,393,381
5.38%, 11/15/32(a)	7,246	7,594,082
Series C, 2.25%, 08/15/31(a)	9,551	8,615,180
Series C, 3.38%, 04/01/30	9,460	9,201,406
DTE Electric Co.
Series A, 4.85%, 03/01/36	3,960	3,986,613
Series B, 5.55%, 03/01/56	4,005	4,000,591
DTE Energy Co.
5.10%, 03/01/29(a)	5,067	5,211,849
5.20%, 04/01/30	6,955	7,214,744
5.85%, 06/01/34(a)	6,859	7,372,354
Duke Energy Carolinas LLC
3.20%, 08/15/49	13,669	9,602,727
4.95%, 01/15/33(a)	7,418	7,686,979
5.30%, 02/15/40(a)	6,458	6,579,449
5.35%, 01/15/53	8,813	8,566,751
5.40%, 01/15/54(a)	6,167	6,039,727
Duke Energy Corp.
2.45%, 06/01/30(a)	4,354	4,076,061
2.55%, 06/15/31	14,417	13,258,767
3.30%, 06/15/41	4,773	3,715,365
3.50%, 06/15/51	10,824	7,544,041
3.75%, 09/01/46	13,359	10,243,307
Security	Par (000)	Value
Electric (continued)
4.50%, 08/15/32(a)	$7,197	$7,249,524
4.95%, 09/15/35(a)	9,253	9,269,177
5.00%, 08/15/52	9,784	8,662,634
5.45%, 06/15/34(a)	6,835	7,177,546
5.70%, 09/15/55	6,636	6,494,395
5.80%, 06/15/54	5,441	5,385,562
6.10%, 09/15/53(a)	4,027	4,159,035
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	8,556	9,605,095
Duke Energy Progress LLC
5.05%, 03/15/35(a)	8,214	8,420,954
5.55%, 03/15/55	7,351	7,330,704
Entergy Louisiana LLC
4.20%, 09/01/48	5,125	4,196,122
4.90%, 04/15/36	4,616	4,617,837
5.65%, 04/15/56(a)	3,980	3,945,861
5.80%, 03/15/55	4,475	4,535,756
Eversource Energy, 5.13%, 05/15/33	7,164	7,314,477
Exelon Corp.
4.05%, 04/15/30(a)	13,473	13,432,127
4.45%, 04/15/46	6,116	5,196,181
4.70%, 04/15/50	6,181	5,317,898
4.95%, 03/15/36	9,995	9,930,366
5.30%, 03/15/33	7,442	7,791,610
5.60%, 03/15/53	6,227	6,039,859
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,092	1,462,632
Florida Power & Light Co.
2.45%, 02/03/32	12,089	11,025,601
2.88%, 12/04/51	13,374	8,658,753
3.15%, 10/01/49	9,484	6,641,210
3.95%, 03/01/48	9,575	7,745,796
4.80%, 05/15/33(a)	6,907	7,075,316
5.10%, 04/01/33	6,540	6,804,705
5.15%, 06/15/29(a)	4,550	4,733,028
5.30%, 06/15/34	10,060	10,605,961
5.30%, 04/01/53(a)	7,892	7,679,161
5.60%, 06/15/54	6,486	6,568,527
5.60%, 02/15/66	9,525	9,452,869
5.70%, 03/15/55	6,907	7,097,427
Georgia Power Co.
4.30%, 03/15/42	7,771	6,978,127
4.85%, 03/15/31	7,299	7,539,144
4.95%, 05/17/33(a)	8,848	9,124,687
5.13%, 05/15/52(a)	6,666	6,281,305
5.25%, 03/15/34(a)	7,417	7,744,248
Series A, 3.25%, 03/15/51	5,464	3,808,464
MidAmerican Energy Co.
3.65%, 04/15/29	3,603	3,586,770
4.25%, 07/15/49(a)	5,969	4,996,825
5.85%, 09/15/54	8,594	8,926,552
National Grid PLC
5.42%, 01/11/34(a)	6,171	6,445,548
5.81%, 06/12/33	6,681	7,139,152
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	14,876	13,794,265
2.44%, 01/15/32	8,851	7,984,729
2.75%, 11/01/29	10,597	10,154,730
4.90%, 03/15/29	2,740	2,812,686
5.00%, 07/15/32	8,455	8,721,441
5.05%, 03/15/30(a)	11,244	11,656,369
5.05%, 02/28/33(a)	8,584	8,854,848
5.25%, 03/15/34(a)	6,083	6,297,973
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 02/28/53(a)	$10,136	$9,458,817
5.30%, 03/15/32	6,402	6,707,285
5.45%, 03/15/35(a)	9,115	9,488,783
5.55%, 03/15/54(a)	6,249	6,057,364
5.90%, 03/15/55(a)	6,920	7,030,924
Northern States Power Co., 5.10%, 05/15/53	6,655	6,237,127
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	5,513	5,023,614
5.55%, 06/15/54	4,721	4,660,839
5.65%, 11/15/33	6,546	7,016,480
Pacific Gas and Electric Co.
2.50%, 02/01/31(a)	14,751	13,480,656
3.25%, 06/01/31	7,698	7,246,083
3.30%, 08/01/40	14,571	11,302,910
3.50%, 08/01/50	15,733	10,825,822
3.95%, 12/01/47(a)	8,320	6,319,067
4.50%, 07/01/40	15,848	14,082,810
4.55%, 07/01/30	19,257	19,362,180
4.95%, 07/01/50	21,608	18,660,632
5.05%, 10/15/32	9,068	9,225,498
5.20%, 05/01/36	6,370	6,391,471
5.55%, 05/15/29	6,309	6,552,548
5.70%, 03/01/35	8,667	9,030,338
5.80%, 05/15/34(a)	9,290	9,778,452
5.90%, 10/01/54	7,353	7,169,382
6.00%, 08/15/35	7,157	7,611,039
6.00%, 05/01/56	5,116	5,049,183
6.10%, 10/15/55(a)	6,890	6,899,441
6.15%, 01/15/33	8,212	8,814,510
6.15%, 03/01/55	8,160	8,202,134
6.40%, 06/15/33	8,919	9,715,358
6.70%, 04/01/53	7,047	7,589,575
6.75%, 01/15/53	11,015	11,888,488
6.95%, 03/15/34(a)	6,936	7,793,439
PacifiCorp
2.90%, 06/15/52	10,550	6,299,432
5.35%, 12/01/53	9,136	8,179,100
5.45%, 02/15/34(a)	9,311	9,551,917
5.50%, 05/15/54	9,248	8,431,305
5.80%, 01/15/55(a)	10,664	10,132,020
PPL Capital Funding, Inc., 5.25%, 09/01/34(a)	5,954	6,144,208
PPL Electric Utilities Corp., 5.25%, 05/15/53	3,389	3,246,685
Public Service Co. of Colorado
1.88%, 06/15/31	8,163	7,260,522
5.15%, 09/15/35(a)	7,841	7,999,500
5.25%, 04/01/53	8,036	7,557,978
5.35%, 05/15/34	5,433	5,655,889
5.75%, 05/15/54	6,533	6,600,381
5.85%, 05/15/55	5,746	5,867,456
Public Service Co. of Oklahoma, 5.45%, 01/15/36(a)	6,740	6,980,774
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	6,730	6,097,347
5.20%, 04/01/29(a)	3,153	3,259,352
San Diego Gas & Electric Co.
5.35%, 04/01/53	5,315	5,054,862
5.40%, 04/15/35	6,437	6,705,297
Series VVV, 1.70%, 10/01/30	7,093	6,382,104
Series WWW, 2.95%, 08/15/51(a)	4,309	2,819,555
Sempra
3.80%, 02/01/38	8,005	6,994,608
Security	Par (000)	Value
Electric (continued)
4.00%, 02/01/48	$7,936	$6,163,635
6.00%, 10/15/39	7,659	8,087,919
Southern California Edison Co.
3.65%, 02/01/50	9,594	6,857,827
4.00%, 04/01/47(a)	14,118	10,909,553
4.65%, 10/01/43	6,123	5,298,484
5.20%, 06/01/34(a)	7,738	7,855,674
5.25%, 03/15/30	9,191	9,500,748
5.45%, 06/01/31(a)	7,651	8,002,732
5.45%, 03/01/35(a)	6,018	6,181,103
5.95%, 11/01/32(a)	6,468	6,929,803
Series 20A, 2.95%, 02/01/51(a)	5,802	3,620,381
Series C, 4.13%, 03/01/48	10,025	7,852,633
Southern Co.(The)
4.40%, 07/01/46(a)	15,115	12,916,803
4.85%, 03/15/35(a)	8,828	8,812,850
5.20%, 06/15/33	7,423	7,686,254
5.50%, 03/15/29	3,175	3,305,984
5.70%, 03/15/34	10,409	11,055,283
Series A, 3.70%, 04/30/30	8,253	8,126,383
Virginia Electric and Power Co.
2.45%, 12/15/50(a)	9,079	5,258,565
2.95%, 11/15/51	7,504	4,764,465
4.95%, 03/15/36	7,625	7,606,108
5.00%, 04/01/33(a)	6,434	6,601,150
5.45%, 04/01/53	6,203	5,956,230
5.70%, 03/15/56	9,525	9,470,457
Series C, 4.90%, 09/15/35	5,457	5,462,507
Series D, 5.60%, 09/15/55(a)	7,796	7,707,337
Xcel Energy, Inc.
5.45%, 08/15/33	5,690	5,930,741
5.50%, 03/15/34	6,304	6,570,429
5.60%, 04/15/35	5,812	6,072,435
		1,355,214,167
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31(a)	6,398	5,792,966
2.80%, 12/21/51	4,211	2,726,108
		8,519,074
Electronics — 0.5%
Amphenol Corp.
2.20%, 09/15/31(a)	9,932	8,999,520
2.80%, 02/15/30	8,636	8,276,577
4.13%, 11/15/30(a)	7,502	7,535,523
4.40%, 02/15/33	17,560	17,577,532
4.63%, 02/15/36(a)	14,179	14,069,568
5.00%, 01/15/35	5,224	5,356,288
5.30%, 11/15/55	11,306	10,946,897
Honeywell International, Inc.
1.75%, 09/01/31	19,394	17,153,941
1.95%, 06/01/30(a)	9,118	8,412,643
2.70%, 08/15/29	7,389	7,112,580
2.80%, 06/01/50(a)	6,257	4,220,082
4.50%, 01/15/34	10,817	10,873,216
4.70%, 02/01/30(a)	8,136	8,352,695
5.00%, 02/15/33	7,776	8,109,960
5.00%, 03/01/35	7,727	7,961,127
5.25%, 03/01/54	11,563	11,117,401
Keysight Technologies, Inc., 5.35%, 07/30/30	2,202	2,306,033
		158,381,583
33
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control — 0.3%
Republic Services, Inc.
1.75%, 02/15/32(a)	$6,690	$5,848,557
4.88%, 04/01/29	5,570	5,724,717
5.00%, 04/01/34	5,215	5,404,354
Waste Connections, Inc.
2.95%, 01/15/52(a)	3,047	2,016,230
4.20%, 01/15/33	8,429	8,335,072
5.00%, 03/01/34	5,178	5,343,363
Waste Management, Inc.
1.50%, 03/15/31	12,080	10,676,953
4.15%, 04/15/32(a)	8,717	8,724,023
4.63%, 02/15/30	8,244	8,443,420
4.80%, 03/15/32	6,178	6,387,183
4.88%, 02/15/34(a)	10,229	10,591,293
4.95%, 07/03/31	8,435	8,798,748
4.95%, 03/15/35(a)	10,805	11,118,120
5.35%, 10/15/54(a)	7,392	7,279,106
		104,691,139
Food — 1.2%
Campbell's Company/The
4.75%, 03/23/35(a)	5,602	5,435,942
5.40%, 03/21/34	6,611	6,750,790
Conagra Brands, Inc.
5.30%, 11/01/38(a)	6,115	5,886,727
5.40%, 11/01/48(a)	7,728	6,922,561
General Mills, Inc.
2.88%, 04/15/30(a)	9,211	8,756,772
4.88%, 01/30/30	8,622	8,843,367
4.95%, 03/29/33(a)	7,165	7,316,275
5.25%, 01/30/35(a)	3,230	3,316,125
Hormel Foods Corp., 1.80%, 06/11/30	4,978	4,538,397
J M Smucker Co.(The)
6.20%, 11/15/33(a)	6,330	6,940,477
6.50%, 11/15/43(a)	5,103	5,565,034
6.50%, 11/15/53(a)	6,506	7,141,351
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	14,250	14,642,216
5.95%, 04/20/35	11,344	12,038,350
6.25%, 03/01/56	10,854	11,086,742
6.38%, 02/25/55	6,076	6,307,610
6.38%, 04/15/66	7,652	7,784,931
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	12,376	11,283,828
3.63%, 01/15/32(a)	12,430	11,774,345
4.38%, 02/02/52(a)	7,250	5,723,158
5.75%, 04/01/33	14,121	14,844,996
6.50%, 12/01/52	13,687	14,429,810
6.75%, 03/15/34	8,872	9,888,700
7.25%, 11/15/53(a)	9,214	10,540,507
Kraft Heinz Foods Co.
4.38%, 06/01/46	22,175	18,218,816
4.88%, 10/01/49(a)	15,004	12,937,004
5.00%, 06/04/42	11,617	10,649,353
5.20%, 07/15/45	16,849	15,414,759
5.50%, 06/01/50(a)	7,914	7,383,939
6.88%, 01/26/39(a)	7,683	8,635,540
Kroger Co.(The)
3.95%, 01/15/50(a)	9,891	7,677,514
4.45%, 02/01/47	7,733	6,615,953
Security	Par (000)	Value
Food (continued)
5.00%, 09/15/34	$14,215	$14,444,187
5.50%, 09/15/54(a)	16,070	15,505,008
5.65%, 09/15/64(a)	12,429	12,019,725
Mondelez International, Inc.
2.63%, 09/04/50(a)	3,052	1,862,840
2.75%, 04/13/30	4,949	4,694,687
3.00%, 03/17/32	5,325	4,938,545
Sysco Corp.
3.15%, 12/14/51(a)	4,324	2,925,532
5.95%, 04/01/30(a)	9,845	10,475,085
6.60%, 04/01/50(a)	7,274	8,101,789
Tyson Foods, Inc.
4.35%, 03/01/29	2,729	2,751,521
4.55%, 06/02/47(a)	6,314	5,534,777
5.10%, 09/28/48(a)	8,222	7,724,215
5.70%, 03/15/34(a)	5,413	5,765,340
		392,035,140
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	3,940	3,376,396
NiSource, Inc.
1.70%, 02/15/31	7,365	6,531,883
2.95%, 09/01/29	8,704	8,403,649
3.60%, 05/01/30	6,140	6,022,023
3.95%, 03/30/48	10,545	8,323,604
4.38%, 05/15/47	9,479	8,026,153
4.80%, 02/15/44	3,859	3,523,377
5.35%, 07/15/35(a)	12,528	12,930,774
5.85%, 04/01/55(a)	10,154	10,234,427
		67,372,286
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30(a)	6,246	5,792,389
2.75%, 11/15/50	5,855	3,546,739
		9,339,128
Health Care - Products — 1.5%
Abbott Laboratories
4.00%, 03/15/31	21,825	21,783,035
4.30%, 03/15/33	21,825	21,773,050
4.65%, 03/15/36	21,825	21,788,751
4.75%, 11/30/36	10,804	10,919,483
4.75%, 03/15/38	21,825	21,703,478
4.90%, 11/30/46	19,086	18,079,767
5.50%, 03/15/56	21,825	21,863,266
5.60%, 03/15/66	21,825	21,814,397
Agilent Technologies, Inc., 2.30%, 03/12/31	5,436	4,961,281
Baxter International, Inc.
2.54%, 02/01/32	16,188	14,142,763
3.13%, 12/01/51(a)	4,654	2,901,532
5.65%, 12/15/35(a)	6,358	6,460,801
Danaher Corp.
2.60%, 10/01/50	8,022	4,966,249
2.80%, 12/10/51(a)	8,145	5,220,710
DH Europe Finance II SARL
2.60%, 11/15/29	6,898	6,575,736
3.25%, 11/15/39	5,238	4,337,256
3.40%, 11/15/49	7,023	5,116,970
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	10,831	11,102,546
5.50%, 06/15/35	4,401	4,606,927
5.86%, 03/15/30	11,143	11,836,891
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.91%, 11/22/32(a)	$15,089	$16,333,714
6.38%, 11/22/52(a)	6,482	7,121,651
Medtronic Global Holdings SCA, 4.50%, 03/30/33	7,123	7,203,080
Medtronic, Inc.
4.38%, 03/15/35	12,269	12,142,077
4.63%, 03/15/45(a)	7,505	6,968,781
Solventum Corp.
5.45%, 03/13/31(a)	16,640	17,446,215
5.60%, 03/23/34(a)	11,270	11,770,786
5.90%, 04/30/54(a)	4,984	4,976,839
Stryker Corp.
1.95%, 06/15/30	9,488	8,709,275
4.25%, 09/11/29(a)	7,963	8,051,747
4.63%, 09/11/34	5,019	5,043,707
4.63%, 03/15/46	4,179	3,778,659
4.85%, 02/10/30	11,345	11,691,958
5.20%, 02/10/35(a)	6,603	6,853,687
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	10,664	9,587,243
2.60%, 10/01/29(a)	15,289	14,638,221
2.80%, 10/15/41	5,027	3,772,018
4.10%, 08/15/47(a)	4,316	3,657,597
4.22%, 02/12/31	4,068	4,097,554
4.47%, 10/07/32	11,756	11,881,869
4.55%, 06/15/33	8,982	9,075,082
4.79%, 10/07/35	7,007	7,071,840
4.90%, 02/12/36	6,578	6,686,663
4.98%, 08/10/30(a)	7,706	8,011,161
5.09%, 08/10/33(a)	9,464	9,880,262
5.55%, 02/12/46(a)	4,128	4,208,773
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	4,955	4,530,751
		467,146,099
Health Care - Services — 4.0%
Aetna, Inc., 6.63%, 06/15/36(a)	6,054	6,731,155
Ascension Health
3.95%, 11/15/46	2,230	1,861,372
Series 2025, 4.29%, 11/15/30	3,000	3,033,730
Series 2025, 4.92%, 11/15/35	2,457	2,505,329
Series B, 2.53%, 11/15/29	8,357	7,978,019
Centene Corp.
2.50%, 03/01/31	13,882	12,045,431
2.63%, 08/01/31	7,329	6,343,901
3.00%, 10/15/30	11,700	10,551,726
3.38%, 02/15/30	9,570	8,882,525
4.63%, 12/15/29	18,335	17,887,224
Cigna Group(The)
2.38%, 03/15/31	10,004	9,165,664
2.40%, 03/15/30	11,037	10,368,127
3.20%, 03/15/40	8,899	7,108,573
3.40%, 03/15/50	11,153	7,908,625
3.40%, 03/15/51(a)	12,011	8,457,107
3.88%, 10/15/47	8,590	6,683,933
4.50%, 09/15/30	8,504	8,612,696
4.80%, 08/15/38	19,104	18,477,148
4.80%, 07/15/46	9,226	8,272,996
4.88%, 09/15/32	12,510	12,787,387
4.90%, 12/15/48	23,339	20,990,616
5.00%, 05/15/29	5,124	5,279,027
5.13%, 05/15/31(a)	7,184	7,469,325
5.25%, 02/15/34	6,775	7,022,777
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 01/15/36(a)	$11,914	$12,228,458
5.40%, 03/15/33(a)	6,323	6,648,939
5.60%, 02/15/54(a)	12,007	11,729,276
6.00%, 01/15/56(a)	6,522	6,756,462
CommonSpirit Health
3.35%, 10/01/29	2,660	2,588,852
4.19%, 10/01/49	1,859	1,512,910
Elevance Health, Inc.
2.25%, 05/15/30	10,204	9,447,774
2.55%, 03/15/31(a)	9,128	8,402,961
2.88%, 09/15/29	6,299	6,054,666
3.13%, 05/15/50	7,600	5,058,509
3.60%, 03/15/51(a)	12,348	8,921,883
3.70%, 09/15/49	11,774	8,755,803
4.38%, 12/01/47(a)	11,080	9,264,174
4.55%, 03/01/48(a)	9,556	8,247,542
4.60%, 09/15/32(a)	7,280	7,341,270
4.63%, 05/15/42	12,940	11,778,142
4.65%, 01/15/43(a)	7,775	7,021,326
4.65%, 08/15/44	8,384	7,476,010
4.75%, 02/15/30(a)	6,628	6,781,742
4.75%, 02/15/33	9,079	9,183,752
4.95%, 11/01/31	7,126	7,325,373
5.00%, 01/15/36(a)	6,723	6,751,257
5.13%, 02/15/53	7,869	7,150,381
5.20%, 02/15/35(a)	9,716	9,982,480
5.38%, 06/15/34	5,785	6,016,859
5.65%, 06/15/54(a)	11,039	10,759,341
5.70%, 02/15/55(a)	10,648	10,448,951
5.85%, 11/01/64(a)	5,376	5,302,507
6.10%, 10/15/52(a)	7,046	7,295,974
HCA, Inc.
2.38%, 07/15/31	13,578	12,249,234
3.50%, 09/01/30	20,764	20,098,348
3.50%, 07/15/51(a)	12,216	8,405,373
3.63%, 03/15/32	11,552	11,000,606
4.13%, 06/15/29	10,378	10,384,090
4.60%, 11/15/32	11,464	11,478,543
4.63%, 03/15/52	15,687	12,970,333
4.90%, 11/15/35	10,012	9,965,112
5.13%, 06/15/39	7,703	7,518,728
5.25%, 03/01/30	8,724	9,049,330
5.25%, 06/15/49	15,853	14,487,944
5.45%, 04/01/31(a)	12,502	13,078,180
5.45%, 09/15/34	10,434	10,827,383
5.50%, 03/01/32(a)	9,770	10,251,659
5.50%, 06/01/33(a)	12,341	12,925,770
5.50%, 06/15/47	13,245	12,627,919
5.60%, 04/01/34	10,953	11,501,551
5.70%, 11/15/55	6,037	5,815,059
5.75%, 03/01/35(a)	12,154	12,870,174
5.90%, 06/01/53	10,726	10,554,951
5.95%, 09/15/54	7,933	7,884,251
6.00%, 04/01/54(a)	12,023	12,022,372
6.20%, 03/01/55(a)	11,843	12,144,356
Humana, Inc.
2.15%, 02/03/32(a)	10,774	9,404,313
3.70%, 03/23/29	4,884	4,798,767
4.95%, 10/01/44	5,855	5,087,566
5.38%, 04/15/31(a)	10,793	11,116,541
5.50%, 03/15/53(a)	6,021	5,411,323
35
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.55%, 05/01/35	$6,255	$6,366,517
5.75%, 04/15/54(a)	7,086	6,605,161
5.88%, 03/01/33(a)	9,921	10,366,496
5.95%, 03/15/34(a)	4,058	4,251,960
ICON Investments Six DAC, 5.85%, 05/08/29	2,608	2,671,738
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,162	5,261,058
Series 2019, 3.27%, 11/01/49	2,563	1,855,344
Series 2021, 2.81%, 06/01/41	2,776	2,117,936
Series 2021, 3.00%, 06/01/51(a)	5,522	3,731,684
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	1,984	1,809,170
4.80%, 10/01/34(a)	6,291	6,296,893
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	1,923	1,177,702
Quest Diagnostics, Inc.
2.95%, 06/30/30	5,795	5,521,222
5.00%, 12/15/34(a)	5,471	5,599,877
6.40%, 11/30/33	4,742	5,294,790
UnitedHealth Group, Inc.
2.00%, 05/15/30	14,200	13,094,568
2.30%, 05/15/31(a)	12,879	11,744,405
2.75%, 05/15/40	9,985	7,512,903
2.88%, 08/15/29(a)	10,321	9,976,985
2.90%, 05/15/50(a)	11,438	7,394,542
3.05%, 05/15/41	12,900	9,891,542
3.13%, 05/15/60(a)	5,700	3,517,708
3.25%, 05/15/51(a)	18,437	12,576,554
3.50%, 08/15/39	13,496	11,327,317
3.70%, 08/15/49(a)	12,448	9,339,081
3.75%, 10/15/47	8,677	6,659,753
3.88%, 08/15/59	9,965	7,231,019
4.00%, 05/15/29	5,991	6,008,048
4.20%, 05/15/32(a)	13,097	13,044,233
4.20%, 01/15/47	7,338	6,086,365
4.25%, 03/15/43	7,528	6,508,748
4.25%, 06/15/48	10,588	8,748,685
4.45%, 12/15/48	11,215	9,503,283
4.50%, 04/15/33	18,800	18,771,052
4.63%, 07/15/35	10,102	10,032,793
4.65%, 01/15/31(a)	7,649	7,810,020
4.75%, 07/15/45	18,763	16,970,672
4.75%, 05/15/52	16,081	13,996,473
4.80%, 01/15/30	10,760	11,057,313
4.90%, 04/15/31(a)	10,257	10,601,437
4.95%, 01/15/32	13,032	13,438,942
4.95%, 05/15/62	6,044	5,260,354
5.00%, 04/15/34	9,628	9,851,439
5.05%, 04/15/53	17,886	16,241,593
5.15%, 07/15/34(a)	14,283	14,755,930
5.20%, 04/15/63(a)	13,662	12,345,721
5.30%, 02/15/30	10,009	10,470,321
5.30%, 06/15/35(a)	7,064	7,373,044
5.35%, 02/15/33(a)	15,451	16,218,383
5.38%, 04/15/54	14,812	14,069,015
5.50%, 07/15/44(a)	15,027	14,966,742
5.50%, 04/15/64	11,161	10,576,794
5.63%, 07/15/54(a)	18,915	18,637,333
5.75%, 07/15/64(a)	13,642	13,437,921
5.80%, 03/15/36	8,368	8,977,707
5.88%, 02/15/53	14,975	15,216,737
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 06/15/55(a)	$6,962	$7,200,873
6.05%, 02/15/63	11,553	11,917,042
6.88%, 02/15/38(a)	10,129	11,764,935
Universal Health Services, Inc., 2.65%, 10/15/30	3,770	3,463,880
		1,293,105,516
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(c)	5,080	5,036,894
6.70%, 07/29/31	5,081	5,237,252
6.90%, 04/13/29	4,507	4,685,418
Ares Capital Corp.
5.25%, 04/12/31(a)	6,084	5,957,793
5.50%, 09/01/30(a)	8,502	8,423,589
5.80%, 03/08/32(a)	7,525	7,485,332
5.88%, 03/01/29(a)	4,195	4,272,826
5.95%, 07/15/29(a)	6,825	6,956,746
Ares Strategic Income Fund
5.60%, 02/15/30	7,366	7,261,457
6.20%, 03/21/32	3,448	3,470,725
Blackstone Private Credit Fund
5.95%, 07/16/29	4,236	4,265,718
6.00%, 01/29/32	5,969	5,910,631
6.00%, 11/22/34(a)	9,061	8,775,903
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	102	101,441
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)	7,162	7,003,855
6.60%, 09/15/29	7,826	7,893,786
6.65%, 03/15/31(a)	6,871	6,906,562
Sixth Street Lending Partners
6.13%, 07/15/30	5,940	6,013,806
6.50%, 03/11/29	4,435	4,590,600
		110,250,334
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	3,181	3,081,684
Insurance — 2.1%
Allstate Corp. (The), 5.25%, 03/30/33(a)	7,972	8,324,321
American International Group, Inc.
4.38%, 06/30/50(a)	5,946	4,969,510
4.75%, 04/01/48(a)	5,553	4,967,156
5.13%, 03/27/33	8,803	9,078,162
Aon Corp.
2.80%, 05/15/30	9,653	9,154,551
3.75%, 05/02/29	5,279	5,230,981
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	8,117	6,086,140
5.35%, 02/28/33	8,159	8,523,274
Aon North America, Inc.
5.15%, 03/01/29	5,113	5,272,914
5.45%, 03/01/34(a)	11,641	12,135,185
5.75%, 03/01/54	15,665	15,490,265
Arthur J Gallagher & Co.
3.50%, 05/20/51	10,041	6,977,582
4.85%, 12/15/29	12,529	12,833,899
5.15%, 02/15/35(a)	10,529	10,665,609
5.55%, 02/15/55(a)	11,945	11,371,926
Athene Holding Ltd.
6.25%, 04/01/54(a)	7,441	6,938,664
6.63%, 05/19/55(a)	8,367	8,193,263
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	$6,014	$5,415,819
2.50%, 01/15/51(a)	6,691	4,026,719
2.85%, 10/15/50(a)	14,712	9,510,110
2.88%, 03/15/32(a)	8,038	7,567,592
3.85%, 03/15/52	20,883	16,198,619
4.20%, 08/15/48	15,048	12,663,861
4.25%, 01/15/49(a)	16,460	13,907,931
5.75%, 01/15/40(a)	7,459	8,207,103
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	9,315	8,742,495
Brighthouse Financial, Inc., 4.70%, 06/22/47(a)	1,973	1,393,979
Brown & Brown, Inc.
4.90%, 06/23/30(a)	9,058	9,192,375
5.55%, 06/23/35(a)	5,988	6,107,552
6.25%, 06/23/55(a)	8,450	8,604,511
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	15,890	14,147,765
3.05%, 12/15/61(a)	3,943	2,484,282
4.35%, 11/03/45	6,303	5,536,582
4.90%, 08/15/35	9,167	9,286,898
5.00%, 03/15/34(a)	9,694	9,986,769
6.00%, 05/11/37(a)	9,148	10,012,239
Corebridge Financial, Inc.
3.85%, 04/05/29(a)	5,255	5,193,142
3.90%, 04/05/32(a)	15,241	14,495,322
4.40%, 04/05/52(a)	9,981	7,903,965
5.75%, 01/15/34(a)	3,989	4,150,933
Equitable Holdings, Inc., 5.00%, 04/20/48	7,142	6,364,833
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52(a)	9,239	5,860,490
3.50%, 10/15/50	6,657	4,654,631
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	2,343	2,450,841
6.00%, 12/07/33	3,953	4,222,964
6.35%, 03/22/54	4,876	5,093,142
Hanover Insurance Group, Inc. (The), 3.60%, 08/19/49	3,189	2,372,476
Manulife Financial Corp.
3.70%, 03/16/32	7,365	7,111,156
4.99%, 12/11/35	6,846	6,865,114
5.38%, 03/04/46(a)	3,514	3,509,047
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	11,220	10,296,476
4.38%, 03/15/29	7,552	7,624,125
4.65%, 03/15/30(a)	7,746	7,896,750
4.85%, 11/15/31(a)	13,639	14,040,594
4.90%, 03/15/49	9,740	8,815,284
5.00%, 03/15/35(a)	14,082	14,335,396
5.40%, 03/15/55	11,021	10,559,273
5.70%, 09/15/53(a)	8,160	8,115,699
MetLife, Inc.
4.05%, 03/01/45	7,253	5,989,028
4.13%, 08/13/42	7,363	6,275,229
4.55%, 03/23/30(a)	7,979	8,167,178
4.60%, 05/13/46(a)	7,382	6,514,208
4.88%, 11/13/43	9,524	8,826,677
5.00%, 07/15/52(a)	7,461	6,733,580
5.25%, 01/15/54(a)	8,640	8,121,876
5.30%, 12/15/34(a)	4,160	4,322,358
5.38%, 07/15/33(a)	7,311	7,700,221
5.70%, 06/15/35(a)	7,466	7,968,498
Security	Par (000)	Value
Insurance (continued)
5.88%, 02/06/41	$13,458	$14,152,345
6.38%, 06/15/34(a)	5,965	6,663,491
Progressive Corp. (The), 4.13%, 04/15/47	2,480	2,057,099
Prudential Financial, Inc.
3.70%, 03/13/51(a)	10,167	7,444,032
3.91%, 12/07/47	10,702	8,337,260
3.94%, 12/07/49	12,183	9,407,281
4.35%, 02/25/50	8,876	7,240,257
4.60%, 05/15/44(a)	7,325	6,518,435
5.20%, 03/14/35(a)	5,834	5,969,255
5.70%, 12/14/36(a)	8,350	8,843,746
Travelers Companies, Inc.(The)
3.05%, 06/08/51(a)	6,965	4,669,886
5.35%, 11/01/40(a)	6,581	6,717,828
5.45%, 05/25/53	6,747	6,672,880
5.70%, 07/24/55(a)	5,658	5,803,546
6.25%, 06/15/37(a)	7,860	8,792,713
Willis North America, Inc.
5.35%, 05/15/33	7,276	7,491,435
5.90%, 03/05/54	5,453	5,399,552
		663,938,150
Internet — 3.7%
Alphabet, Inc.
1.10%, 08/15/30(a)	9,578	8,526,934
1.90%, 08/15/40(a)	8,063	5,564,962
2.05%, 08/15/50(a)	23,518	12,968,865
2.25%, 08/15/60(a)	15,178	7,959,436
4.00%, 05/15/30	19,443	19,582,599
4.10%, 11/15/30(a)	19,619	19,772,627
4.10%, 02/15/31	21,439	21,558,019
4.38%, 11/15/32	17,487	17,729,810
4.40%, 02/15/33	16,830	16,967,644
4.50%, 05/15/35	9,613	9,660,906
4.70%, 11/15/35	23,778	24,033,483
4.80%, 02/15/36(a)	26,013	26,400,653
5.25%, 05/15/55	13,926	13,510,458
5.30%, 05/15/65	11,593	10,994,049
5.35%, 11/15/45	21,362	21,430,877
5.45%, 11/15/55	25,030	24,864,271
5.50%, 02/15/46	21,386	21,773,587
5.65%, 02/15/56	12,551	12,838,450
5.70%, 11/15/75(a)	20,228	20,200,458
5.75%, 02/15/66(a)	16,418	16,698,946
Amazon.com, Inc.
1.50%, 06/03/30	16,547	15,002,634
2.10%, 05/12/31	16,710	15,212,667
2.50%, 06/03/50	14,829	8,942,034
2.70%, 06/03/60	12,794	7,233,693
2.88%, 05/12/41(a)	20,392	15,642,024
3.10%, 05/12/51	29,054	19,652,768
3.25%, 05/12/61	16,260	10,434,702
3.45%, 04/13/29	5,032	4,993,244
3.60%, 04/13/32	23,210	22,595,302
3.88%, 08/22/37(a)	18,904	17,508,329
3.95%, 04/13/52	16,101	12,730,306
4.05%, 08/22/47	19,994	16,513,093
4.10%, 11/20/30	24,800	24,958,636
4.10%, 04/13/62(a)	12,470	9,609,231
4.25%, 08/22/57(a)	19,499	15,704,736
4.35%, 03/20/33(a)	13,336	13,428,977
4.65%, 12/01/29	11,620	11,952,882
37
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.65%, 11/20/35(a)	$25,645	$25,731,767
4.70%, 12/01/32(a)	11,697	12,091,220
4.80%, 12/05/34(a)	10,260	10,641,165
4.95%, 12/05/44(a)	15,857	15,351,021
5.45%, 11/20/55(a)	26,619	26,153,141
5.55%, 11/20/65	17,451	17,027,410
AppLovin Corp.
5.13%, 12/01/29	9,615	9,812,800
5.38%, 12/01/31	7,788	8,013,731
5.50%, 12/01/34	2,449	2,498,992
eBay, Inc.
2.60%, 05/10/31(a)	4,933	4,543,918
2.70%, 03/11/30	3,864	3,659,727
3.65%, 05/10/51	8,247	6,111,672
4.00%, 07/15/42	5,111	4,262,810
Expedia Group, Inc.
3.25%, 02/15/30(a)	4,650	4,458,129
5.40%, 02/15/35(a)	6,659	6,722,781
Meta Platforms, Inc.
3.85%, 08/15/32	18,088	17,706,264
4.20%, 11/15/30	33,802	34,073,095
4.30%, 08/15/29(a)	3,364	3,416,999
4.45%, 08/15/52	17,753	14,583,986
4.55%, 08/15/31	13,441	13,759,950
4.60%, 11/15/32(a)	25,345	25,758,362
4.65%, 08/15/62	18,079	14,680,153
4.75%, 08/15/34(a)	13,533	13,746,817
4.80%, 05/15/30	6,160	6,365,379
4.88%, 11/15/35(a)	30,945	31,204,180
4.95%, 05/15/33	8,442	8,736,844
5.40%, 08/15/54(a)	26,358	24,897,211
5.50%, 11/15/45	39,383	38,934,463
5.55%, 08/15/64	26,352	24,785,985
5.60%, 05/15/53	18,390	17,910,917
5.63%, 11/15/55(a)	45,903	44,893,162
5.75%, 05/15/63	19,209	18,634,251
5.75%, 11/15/65(a)	38,925	37,824,481
Netflix, Inc.
4.90%, 08/15/34(a)	7,049	7,264,718
5.40%, 08/15/54(a)	3,867	3,810,045
6.38%, 05/15/29(a)	4,486	4,819,794
Uber Technologies, Inc.
4.15%, 01/15/31	11,645	11,598,773
4.30%, 01/15/30(a)	13,614	13,687,457
4.80%, 09/15/34	13,326	13,363,633
4.80%, 09/15/35(a)	10,907	10,852,977
5.35%, 09/15/54(a)	4,429	4,218,100
		1,193,760,572
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	8,321	9,433,264
Steel Dynamics, Inc., 5.25%, 05/15/35	2,660	2,727,897
		12,161,161
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	2,970	2,904,411
Marriott International, Inc., 5.50%, 04/15/37(a)	9,789	10,113,591
Marriott International, Inc./MD
4.90%, 04/15/29	1,666	1,707,066
5.10%, 05/01/38	6,905	6,821,858
5.30%, 05/15/34	9,654	10,023,306
5.35%, 03/15/35	9,953	10,314,162
Security	Par (000)	Value
Lodging (continued)
Series FF, 4.63%, 06/15/30	$4,658	$4,746,036
Series GG, 3.50%, 10/15/32	6,885	6,494,085
Series HH, 2.85%, 04/15/31	8,033	7,518,139
		60,642,654
Machinery — 0.8%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	7,510	7,737,567
Caterpillar, Inc.
2.60%, 04/09/30	6,412	6,109,531
3.25%, 09/19/49	11,258	8,191,528
3.25%, 04/09/50	10,483	7,617,103
3.80%, 08/15/42(a)	14,601	12,488,882
5.20%, 05/15/35(a)	15,189	15,917,966
5.20%, 05/27/41	8,603	8,819,391
Deere & Co.
3.75%, 04/15/50	6,115	4,889,584
3.90%, 06/09/42(a)	8,637	7,591,261
5.45%, 01/16/35(a)	5,245	5,593,491
5.70%, 01/19/55(a)	5,076	5,378,148
GE Vernova, Inc.
4.88%, 02/04/36(a)	6,761	6,840,900
5.50%, 02/04/56	2,202	2,184,682
Ingersoll Rand, Inc.
5.18%, 06/15/29	5,883	6,101,687
5.45%, 06/15/34	5,923	6,215,455
5.70%, 08/14/33	7,354	7,866,183
John Deere Capital Corp.
4.40%, 09/08/31(a)	9,604	9,785,225
4.70%, 06/10/30(a)	9,827	10,138,776
4.85%, 06/11/29(a)	5,360	5,532,027
4.90%, 03/07/31(a)	10,484	10,910,417
5.10%, 04/11/34	9,837	10,275,451
5.15%, 09/08/33(a)	11,617	12,281,803
Series 1, 5.05%, 06/12/34(a)	7,979	8,308,807
Series I, 4.55%, 06/05/30	8,881	9,092,707
Otis Worldwide Corp.
2.57%, 02/15/30(a)	14,559	13,748,406
3.11%, 02/15/40	6,613	5,295,536
3.36%, 02/15/50(a)	2,338	1,682,112
Regal Rexnord Corp.
6.30%, 02/15/30	8,698	9,281,443
6.40%, 04/15/33(a)	12,071	13,124,092
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	5,106	5,367,767
		244,367,928
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29(a)	10,283	9,765,018
3.25%, 08/26/49	7,494	5,256,600
3.38%, 03/01/29	3,717	3,659,357
4.00%, 09/14/48	6,061	4,872,126
Eaton Corp.
4.15%, 03/15/33(a)	6,170	6,147,934
4.15%, 11/02/42	4,170	3,698,684
Parker-Hannifin Corp.
3.25%, 06/14/29	6,819	6,682,087
4.00%, 06/14/49	2,951	2,429,463
4.50%, 09/15/29(a)	6,625	6,744,573
Teledyne Technologies, Inc., 2.75%, 04/01/31	5,169	4,830,124
		54,085,966
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	$9,446	$8,241,012
2.80%, 04/01/31	10,055	9,138,979
3.50%, 06/01/41(a)	12,247	8,834,495
3.50%, 03/01/42	11,910	8,415,252
3.70%, 04/01/51	17,040	11,011,049
3.85%, 04/01/61	15,442	9,336,255
3.90%, 06/01/52	19,223	12,638,571
3.95%, 06/30/62	13,296	8,107,082
4.40%, 04/01/33	9,593	9,138,123
4.40%, 12/01/61	12,519	8,355,805
4.80%, 03/01/50	22,743	17,398,024
5.05%, 03/30/29	3,991	4,047,576
5.13%, 07/01/49	11,656	9,220,922
5.25%, 04/01/53(a)	11,753	9,474,532
5.38%, 04/01/38	9,410	8,714,155
5.38%, 05/01/47	20,391	16,964,109
5.50%, 04/01/63	8,561	6,817,567
5.75%, 04/01/48	18,534	16,103,101
5.85%, 12/01/35(a)	13,820	13,903,590
6.10%, 06/01/29	9,052	9,482,334
6.38%, 10/23/35	14,303	14,879,262
6.48%, 10/23/45	24,480	23,242,727
6.55%, 06/01/34	11,826	12,543,079
6.65%, 02/01/34	8,414	8,930,012
6.70%, 12/01/55(a)	5,742	5,591,106
Comcast Corp.
1.50%, 02/15/31(a)	9,147	8,068,960
1.95%, 01/15/31	8,387	7,578,654
2.45%, 08/15/52(a)	13,602	7,428,304
2.65%, 02/01/30	9,115	8,665,781
2.65%, 08/15/62	9,239	4,805,930
2.80%, 01/15/51(a)	15,609	9,317,045
2.89%, 11/01/51(a)	41,045	24,736,582
2.94%, 11/01/56(a)	46,604	27,155,596
2.99%, 11/01/63	32,737	18,239,613
3.20%, 07/15/36(a)	8,406	7,292,386
3.25%, 11/01/39	12,363	9,857,743
3.40%, 04/01/30	8,604	8,407,526
3.40%, 07/15/46(a)	11,253	8,035,750
3.45%, 02/01/50(a)	17,514	12,033,122
3.75%, 04/01/40(a)	16,872	14,199,124
3.90%, 03/01/38(a)	10,817	9,608,135
3.97%, 11/01/47(a)	16,005	12,299,995
4.00%, 08/15/47	7,406	5,742,681
4.00%, 03/01/48	8,058	6,217,522
4.00%, 11/01/49	17,434	13,173,341
4.05%, 11/01/52(a)	9,831	7,389,756
4.20%, 08/15/34	11,359	11,017,689
4.25%, 10/15/30(a)	8,369	8,436,206
4.25%, 01/15/33(a)	14,427	14,282,338
4.40%, 08/15/35(a)	9,845	9,553,721
4.60%, 10/15/38	10,760	10,163,546
4.60%, 08/15/45	8,042	7,027,906
4.65%, 02/15/33(a)	6,639	6,742,475
4.70%, 10/15/48	14,989	12,798,136
4.80%, 05/15/33	9,372	9,552,602
4.95%, 10/15/58(a)	7,867	6,737,385
5.17%, 01/15/37(c)	440	442,550
Security	Par (000)	Value
Media (continued)
5.30%, 06/01/34(a)	$13,973	$14,572,454
5.30%, 05/15/35(a)	9,655	10,094,300
5.35%, 05/15/53(a)	12,764	11,763,901
5.50%, 11/15/32(a)	10,107	10,777,562
5.50%, 05/15/64(a)	10,005	9,219,276
5.65%, 06/15/35(a)	8,572	9,126,472
5.65%, 06/01/54(a)	11,243	10,833,814
6.05%, 05/15/55(a)	8,117	8,304,060
7.05%, 03/15/33	10,679	12,333,661
Fox Corp.
5.48%, 01/25/39	9,940	9,894,405
5.58%, 01/25/49(a)	11,325	10,750,345
6.50%, 10/13/33	12,461	13,667,067
Paramount Global
4.20%, 05/19/32(a)	4,358	3,836,733
4.38%, 03/15/43(a)	6,292	3,953,352
4.95%, 01/15/31	2,543	2,383,516
4.95%, 05/19/50	3,339	2,102,437
5.85%, 09/01/43	6,608	4,896,227
6.88%, 04/30/36	7,043	6,411,425
7.88%, 07/30/30	1,924	2,028,332
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	8,604	10,071,965
Time Warner Cable LLC
4.50%, 09/15/42	9,874	7,813,482
5.50%, 09/01/41	10,286	9,170,811
5.88%, 11/15/40	10,827	10,158,227
6.55%, 05/01/37	12,429	12,818,677
6.75%, 06/15/39(a)	12,562	12,867,172
7.30%, 07/01/38	11,010	11,911,210
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	4,838	4,138,761
Walt Disney Co.(The)
2.00%, 09/01/29(a)	15,625	14,731,089
2.65%, 01/13/31(a)	16,963	16,045,778
2.75%, 09/01/49	19,996	12,884,871
3.50%, 05/13/40(a)	16,901	14,315,039
3.60%, 01/13/51(a)	18,217	13,705,325
3.80%, 03/22/30(a)	11,483	11,472,165
3.80%, 05/13/60(a)	9,856	7,296,957
4.00%, 03/14/31	12,640	12,662,695
4.63%, 03/14/36	14,159	14,102,381
4.63%, 03/23/40(a)	11,757	11,368,450
4.70%, 03/23/50(a)	12,177	10,988,737
6.20%, 12/15/34(a)	13,840	15,650,471
6.40%, 12/15/35	6,932	7,882,703
6.65%, 11/15/37(a)	10,838	12,505,113
		1,009,048,237
Mining — 0.8%
Barrick North America Finance LLC
5.70%, 05/30/41	5,572	5,780,681
5.75%, 05/01/43	5,553	5,769,614
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,158	6,601,338
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10,913	9,512,106
4.90%, 02/28/33	7,349	7,569,178
5.00%, 02/21/30	8,453	8,763,627
5.00%, 09/30/43	16,706	16,213,240
5.13%, 02/21/32	7,626	7,973,319
5.25%, 09/08/30	7,975	8,362,416
5.25%, 09/08/33	12,480	13,084,073
39
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.30%, 02/21/35(a)	$10,444	$10,936,782
5.50%, 09/08/53(a)	7,581	7,635,563
5.75%, 09/05/55(a)	8,505	8,852,479
Freeport-McMoRan, Inc., 5.45%, 03/15/43	13,705	13,546,870
Newmont Corp., 2.60%, 07/15/32(a)	8,977	8,241,180
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,548	6,915,243
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	6,380	7,028,417
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	14,923	9,439,673
5.20%, 11/02/40	7,290	7,373,050
Rio Tinto Finance USA PLC
4.13%, 08/21/42	5,535	4,797,390
4.88%, 03/14/30	15,314	15,808,520
5.00%, 03/14/32(a)	13,070	13,579,555
5.13%, 03/09/53	8,909	8,445,385
5.25%, 03/14/35(a)	13,490	14,063,550
5.75%, 03/14/55	11,175	11,582,881
5.88%, 03/14/65(a)	7,079	7,374,981
		245,251,111
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	6,264	5,841,978
Oil & Gas — 3.9%
Antero Resources Corp., 5.40%, 02/01/36(a)	2,775	2,777,687
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	7,045	6,404,995
2.72%, 01/12/32	15,291	14,128,451
2.77%, 11/10/50(a)	11,569	7,330,773
2.94%, 06/04/51	18,316	11,962,044
3.00%, 02/24/50	19,250	12,863,803
3.00%, 03/17/52	11,976	7,871,291
3.06%, 06/17/41(a)	14,275	11,101,174
3.38%, 02/08/61	15,730	10,540,553
3.63%, 04/06/30	8,837	8,741,913
4.70%, 04/10/29	4,124	4,224,522
4.81%, 02/13/33(a)	15,508	15,879,494
4.89%, 09/11/33(a)	11,975	12,297,251
4.97%, 10/17/29(a)	4,828	4,998,709
4.99%, 04/10/34	9,194	9,493,310
5.23%, 11/17/34(a)	12,507	13,070,355
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	1,882	1,711,479
5.00%, 12/15/29	9,704	10,001,205
5.40%, 12/15/34(a)	7,573	7,823,205
6.25%, 03/15/38(a)	8,243	8,884,971
Cenovus Energy, Inc., 3.75%, 02/15/52(a)	3,722	2,689,221
Chevron Corp.
2.24%, 05/11/30(a)	11,951	11,196,423
3.08%, 05/11/50	6,664	4,666,743
Chevron USA, Inc.
2.34%, 08/12/50(a)	4,822	2,890,466
4.30%, 10/15/30(a)	7,880	8,021,622
4.50%, 10/15/32(a)	10,181	10,413,969
4.69%, 04/15/30(a)	9,617	9,906,793
4.85%, 10/15/35(a)	7,293	7,485,135
4.98%, 04/15/35(a)	5,544	5,753,314
ConocoPhillips, 6.50%, 02/01/39(a)	10,372	11,833,112
ConocoPhillips Co.
3.76%, 03/15/42	6,845	5,724,905
Security	Par (000)	Value
Oil & Gas (continued)
3.80%, 03/15/52	$11,578	$8,752,878
4.03%, 03/15/62	12,330	9,178,549
4.30%, 11/15/44	8,737	7,580,662
4.70%, 01/15/30	9,761	9,996,542
5.00%, 01/15/35(a)	10,293	10,582,168
5.05%, 09/15/33	9,913	10,304,182
5.30%, 05/15/53	10,492	9,965,857
5.50%, 01/15/55(a)	9,809	9,609,887
5.55%, 03/15/54	8,076	7,953,106
Coterra Energy, Inc.
5.40%, 02/15/35	6,876	7,094,340
5.90%, 02/15/55	3,472	3,441,509
Devon Energy Corp.
4.75%, 05/15/42	6,873	6,218,051
5.00%, 06/15/45(a)	6,524	5,919,639
5.20%, 09/15/34(a)	10,021	10,265,163
5.60%, 07/15/41(a)	9,584	9,569,208
5.75%, 09/15/54(a)	9,031	8,773,937
Diamondback Energy, Inc.
3.13%, 03/24/31(a)	8,733	8,281,320
3.50%, 12/01/29	6,877	6,730,877
4.25%, 03/15/52	6,833	5,461,654
5.15%, 01/30/30	7,447	7,724,317
5.40%, 04/18/34	10,103	10,491,822
5.55%, 04/01/35(a)	8,805	9,197,022
5.75%, 04/18/54(a)	12,144	11,829,441
5.90%, 04/18/64(a)	6,373	6,237,172
6.25%, 03/15/33	11,498	12,564,749
EOG Resources, Inc.
4.38%, 04/15/30(a)	5,954	6,037,475
4.40%, 01/15/31(a)	8,895	8,991,955
4.95%, 04/15/50(a)	7,438	6,761,446
5.00%, 07/15/32	8,495	8,809,119
5.35%, 01/15/36	10,377	10,774,250
5.65%, 12/01/54(a)	9,062	9,048,310
5.95%, 07/15/55	5,991	6,247,522
EQT Corp.
4.75%, 01/15/31	7,499	7,601,871
5.75%, 02/01/34(a)	5,342	5,660,362
Equinor ASA
2.38%, 05/22/30	1,449	1,360,802
3.13%, 04/06/30	3,707	3,595,563
3.25%, 11/18/49	1,812	1,282,952
3.70%, 04/06/50	1,709	1,322,226
3.95%, 05/15/43	1,649	1,392,899
4.75%, 11/14/35	3,225	3,239,550
4.80%, 11/08/43	1,854	1,742,070
5.10%, 08/17/40(a)	1,661	1,665,228
5.13%, 06/03/35(a)	5,500	5,709,362
Expand Energy Corp.
4.75%, 02/01/32	7,219	7,196,163
5.38%, 03/15/30	3,136	3,184,216
5.70%, 01/15/35	5,200	5,440,356
Exxon Mobil Corp.
2.44%, 08/16/29(a)	8,561	8,240,228
2.61%, 10/15/30	10,584	10,037,406
3.00%, 08/16/39	8,742	7,135,124
3.10%, 08/16/49	18,638	13,055,181
3.45%, 04/15/51(a)	25,001	18,357,999
3.48%, 03/19/30(a)	13,398	13,214,836
3.57%, 03/06/45(a)	9,196	7,365,481
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.11%, 03/01/46	$14,603	$12,439,037
4.23%, 03/19/40	16,804	15,639,851
4.33%, 03/19/50	21,198	18,141,812
Hess Corp.
5.60%, 02/15/41	4,952	5,197,969
6.00%, 01/15/40	7,655	8,367,249
Marathon Petroleum Corp.
4.75%, 09/15/44	3,214	2,829,663
5.15%, 03/01/30(a)	9,602	9,944,240
5.70%, 03/01/35(a)	6,706	7,054,758
6.50%, 03/01/41(a)	9,638	10,531,927
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	8,860	9,225,664
5.55%, 10/01/34(a)	11,804	12,312,787
6.05%, 10/01/54(a)	5,616	5,591,662
6.13%, 01/01/31	12,417	13,354,650
6.45%, 09/15/36	13,514	14,719,804
6.60%, 03/15/46(a)	7,518	7,974,785
6.63%, 09/01/30(a)	9,462	10,247,495
7.50%, 05/01/31	6,530	7,441,197
8.88%, 07/15/30	9,682	11,255,060
Phillips 66
2.15%, 12/15/30(a)	14,307	13,030,748
3.30%, 03/15/52	8,244	5,525,687
4.65%, 11/15/34(a)	8,103	8,036,537
4.88%, 11/15/44	12,553	11,300,501
5.88%, 05/01/42	12,101	12,442,667
Phillips 66 Co.
5.25%, 06/15/31(a)	12,955	13,534,721
5.30%, 06/30/33(a)	7,294	7,579,402
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,485,743
2.15%, 01/15/31	4,545	4,180,885
Shell Finance U.S., Inc.
2.38%, 11/07/29	8,332	7,923,902
2.75%, 04/06/30	10,734	10,266,012
3.00%, 11/26/51(a)(c)	8,975	5,938,970
3.13%, 11/07/49(a)(c)	14,015	9,778,535
3.25%, 04/06/50(a)	19,028	13,420,951
3.75%, 09/12/46	8,081	6,405,173
4.00%, 05/10/46(a)	14,167	11,696,039
4.13%, 11/06/30	8,083	8,139,535
4.13%, 05/11/35(a)	8,705	8,481,962
4.38%, 05/11/45	20,214	17,705,665
4.55%, 08/12/43	9,490	8,674,620
4.75%, 01/06/36	9,632	9,710,377
5.50%, 03/25/40(c)	7,687	8,017,177
6.38%, 12/15/38(a)(c)	6,846	7,763,033
Suncor Energy, Inc.
3.75%, 03/04/51(a)	4,528	3,319,955
4.00%, 11/15/47(a)	4,736	3,701,813
6.85%, 06/01/39(a)	5,856	6,598,543
TotalEnergies Capital International SA
2.83%, 01/10/30	12,922	12,468,244
2.99%, 06/29/41	9,525	7,347,169
3.13%, 05/29/50(a)	19,936	13,662,615
3.39%, 06/29/60	4,939	3,279,360
3.46%, 07/12/49	11,255	8,270,032
TotalEnergies Capital SA
4.72%, 09/10/34(a)	10,819	11,034,508
5.15%, 04/05/34	8,156	8,532,628
Security	Par (000)	Value
Oil & Gas (continued)
5.28%, 09/10/54(a)	$9,293	$8,903,380
5.43%, 09/10/64	9,027	8,607,588
5.49%, 04/05/54	12,887	12,725,159
5.64%, 04/05/64	10,158	10,051,313
TotalEnergies Capital USA LLC
4.25%, 01/13/31	5,348	5,392,781
4.57%, 01/13/33	6,119	6,194,847
4.86%, 01/13/36	3,174	3,202,814
Valero Energy Corp.
3.65%, 12/01/51(a)	2,990	2,125,933
6.63%, 06/15/37(a)	10,033	11,277,215
Woodside Finance Ltd.
5.10%, 09/12/34	7,261	7,288,770
5.40%, 05/19/30	9,339	9,682,128
5.70%, 09/12/54(a)	5,925	5,698,488
6.00%, 05/19/35(a)	10,383	10,983,245
		1,239,539,872
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	7,086	7,026,312
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	7,187	5,836,508
Halliburton Co.
2.92%, 03/01/30(a)	7,010	6,716,257
4.75%, 08/01/43	5,524	4,991,708
4.85%, 11/15/35(a)	8,622	8,622,729
5.00%, 11/15/45(a)	14,249	13,065,091
6.70%, 09/15/38(a)	6,958	7,929,885
7.45%, 09/15/39	7,364	8,899,145
		63,087,635
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	7,166	6,618,905
5.50%, 03/17/35(a)	5,567	5,857,951
Berry Global, Inc.
5.65%, 01/15/34(a)	6,077	6,416,016
5.80%, 06/15/31	7,907	8,417,837
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	7,797	8,083,406
5.44%, 04/03/34	5,725	5,966,030
5.78%, 04/03/54(a)	9,356	9,481,011
Smurfit Westrock Financing DAC
5.19%, 01/15/36(a)	5,923	6,029,695
5.42%, 01/15/35(a)	9,345	9,693,566
WRKCo, Inc., 4.90%, 03/15/29(a)	4,966	5,081,030
		71,645,447
Pharmaceuticals — 7.0%
AbbVie, Inc.
3.20%, 11/21/29	44,600	43,534,881
4.05%, 11/21/39(a)	29,818	26,953,629
4.13%, 03/15/31	5,825	5,839,103
4.25%, 11/21/49	46,596	39,233,375
4.30%, 05/14/36	6,110	5,919,834
4.40%, 03/15/33	10,625	10,661,557
4.40%, 11/06/42	21,302	19,310,951
4.45%, 05/14/46	19,018	16,792,377
4.50%, 05/14/35	15,743	15,603,138
4.55%, 03/15/35	16,449	16,369,869
4.70%, 05/14/45	19,813	18,167,423
4.75%, 03/15/36	6,635	6,665,322
4.75%, 03/15/45	11,073	10,264,075
41
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.80%, 03/15/29	$5,197	$5,342,142
4.85%, 06/15/44(a)	10,412	9,792,164
4.88%, 03/15/30	7,766	8,023,216
4.88%, 11/14/48(a)	19,541	18,021,208
4.95%, 03/15/31(a)	15,674	16,307,292
5.05%, 03/15/34	16,184	16,793,404
5.20%, 03/15/35	11,127	11,606,704
5.35%, 03/15/44	8,737	8,758,962
5.40%, 03/15/54(a)	21,983	21,592,800
5.50%, 03/15/64	11,886	11,687,069
5.55%, 03/15/56	2,895	2,911,240
5.60%, 03/15/55	9,963	10,071,167
Astrazeneca Finance LLC
2.25%, 05/28/31	6,043	5,533,292
4.60%, 03/02/36	3,875	3,872,413
4.90%, 02/26/31(a)	7,886	8,199,118
5.00%, 02/26/34	9,735	10,130,131
AstraZeneca PLC
1.38%, 08/06/30	10,451	9,376,956
3.00%, 05/28/51(a)	8,526	5,853,822
4.00%, 09/18/42	8,475	7,398,666
4.38%, 11/16/45	8,217	7,342,018
4.38%, 08/17/48(a)	7,751	6,862,362
6.45%, 09/15/37	20,059	22,979,015
Becton Dickinson & Co.
1.96%, 02/11/31	8,774	7,884,874
2.82%, 05/20/30	5,181	4,925,022
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	10,092	9,013,584
2.35%, 11/13/40(a)	11,490	8,300,255
2.55%, 11/13/50	14,400	8,706,492
2.95%, 03/15/32	11,363	10,617,430
3.40%, 07/26/29	11,475	11,310,376
3.55%, 03/15/42	12,328	10,093,051
3.70%, 03/15/52	22,507	16,796,288
3.90%, 03/15/62	8,095	5,965,373
4.13%, 06/15/39(a)	13,948	12,801,073
4.25%, 10/26/49(a)	23,501	19,526,154
4.35%, 11/15/47	11,139	9,539,661
4.55%, 02/20/48	11,224	9,832,065
5.10%, 02/22/31	9,296	9,719,780
5.20%, 02/22/34(a)	16,478	17,245,703
5.55%, 02/22/54	21,988	21,805,788
5.75%, 02/01/31(a)	8,363	8,974,265
5.90%, 11/15/33	5,011	5,499,501
Cardinal Health, Inc.
5.00%, 11/15/29	5,885	6,065,037
5.35%, 11/15/34	5,063	5,267,286
Cencora, Inc.
2.70%, 03/15/31	8,201	7,634,406
4.90%, 02/13/36(a)	4,724	4,749,950
CVS Health Corp.
1.75%, 08/21/30	14,978	13,459,214
1.88%, 02/28/31	13,211	11,778,342
2.13%, 09/15/31	13,520	12,006,391
3.25%, 08/15/29(a)	12,382	12,039,520
3.75%, 04/01/30	14,194	13,963,448
4.78%, 03/25/38	38,041	36,344,010
5.00%, 09/15/32(a)	11,325	11,613,649
5.05%, 03/25/48	62,342	55,650,970
5.13%, 02/21/30	17,690	18,237,215
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 07/20/45	$22,344	$20,393,369
5.25%, 01/30/31(a)	10,772	11,213,067
5.25%, 02/21/33	15,870	16,474,885
5.30%, 06/01/33	12,750	13,208,927
5.30%, 12/05/43	8,659	8,171,013
5.40%, 06/01/29(a)	8,478	8,808,428
5.45%, 09/15/35	13,228	13,651,910
5.55%, 06/01/31	10,020	10,567,884
5.63%, 02/21/53	10,176	9,682,369
5.70%, 06/01/34	11,860	12,512,532
5.88%, 06/01/53(a)	13,193	12,928,591
6.00%, 06/01/44(a)	8,895	9,034,135
6.00%, 06/01/63(a)	6,279	6,148,061
6.05%, 06/01/54(a)	9,199	9,234,408
6.20%, 09/15/55(a)	9,887	10,133,738
Eli Lilly & Co.
2.25%, 05/15/50	13,037	7,634,161
2.50%, 09/15/60	7,745	4,283,256
3.38%, 03/15/29	3,195	3,163,786
3.95%, 03/15/49(a)	8,987	7,355,958
4.20%, 08/14/29	8,636	8,750,271
4.25%, 03/15/31(a)	6,075	6,154,177
4.55%, 10/15/32(a)	7,825	7,989,580
4.60%, 08/14/34(a)	9,834	9,975,622
4.70%, 02/27/33(a)	7,712	7,940,500
4.70%, 02/09/34	6,652	6,800,695
4.75%, 02/12/30(a)	9,777	10,096,383
4.88%, 02/27/53(a)	12,060	11,096,628
4.90%, 02/12/32	7,997	8,326,464
4.90%, 10/15/35	12,144	12,442,214
4.95%, 02/27/63	8,844	8,048,884
5.00%, 02/09/54	13,250	12,428,770
5.05%, 08/14/54	13,599	12,845,587
5.10%, 02/12/35(a)	12,145	12,619,345
5.10%, 02/09/64	8,689	8,078,826
5.20%, 08/14/64(a)	7,055	6,657,437
5.50%, 02/12/55(a)	11,226	11,306,384
5.55%, 10/15/55(a)	7,535	7,650,856
5.60%, 02/12/65	8,359	8,414,755
5.65%, 10/15/65	8,107	8,217,931
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,549	5,470,205
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/30	5,851	5,979,606
4.88%, 04/15/35	3,750	3,826,287
6.38%, 05/15/38(a)	16,090	18,328,792
Johnson & Johnson
1.30%, 09/01/30(a)	13,042	11,769,274
2.10%, 09/01/40(a)	8,038	5,787,436
2.25%, 09/01/50(a)	7,465	4,480,187
2.45%, 09/01/60	10,022	5,608,789
3.40%, 01/15/38	8,050	7,174,550
3.50%, 01/15/48	6,006	4,706,483
3.55%, 03/01/36	8,017	7,467,344
3.63%, 03/03/37	9,932	9,153,736
3.70%, 03/01/46	15,207	12,482,532
3.75%, 03/03/47	8,075	6,588,433
4.38%, 12/05/33	6,860	6,984,468
4.70%, 03/01/30(a)	8,046	8,339,533
4.80%, 06/01/29(a)	7,452	7,720,462
4.85%, 03/01/32(a)	5,850	6,122,921
4.90%, 06/01/31(a)	9,201	9,650,999
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 06/01/34(a)	$7,033	$7,440,372
5.00%, 03/01/35(a)	7,062	7,428,067
5.25%, 06/01/54(a)	6,839	6,933,049
5.95%, 08/15/37(a)	7,228	8,112,257
Merck & Co., Inc.
1.45%, 06/24/30	11,919	10,782,577
2.15%, 12/10/31	10,924	9,854,177
2.35%, 06/24/40(a)	9,004	6,600,594
2.45%, 06/24/50(a)	12,583	7,558,189
2.75%, 12/10/51(a)	19,484	12,245,219
2.90%, 12/10/61	9,679	5,752,178
3.40%, 03/07/29	4,661	4,617,565
3.70%, 02/10/45	17,040	13,775,320
3.90%, 03/07/39(a)	5,394	4,910,481
4.00%, 03/07/49	9,851	8,016,401
4.15%, 09/15/30(a)	6,034	6,095,861
4.15%, 03/15/31	8,089	8,138,383
4.15%, 05/18/43	14,785	12,953,987
4.30%, 05/17/30(a)	5,917	6,008,587
4.45%, 12/04/32(a)	8,030	8,135,722
4.50%, 05/17/33(a)	7,400	7,533,972
4.55%, 09/15/32(a)	8,085	8,276,327
4.75%, 12/04/35(a)	11,126	11,215,168
4.90%, 05/17/44	10,107	9,623,850
4.95%, 09/15/35	13,006	13,322,432
5.00%, 05/17/53(a)	12,946	12,053,224
5.15%, 05/17/63	8,030	7,466,686
5.50%, 03/15/46	6,687	6,761,968
5.55%, 12/04/55	9,531	9,543,442
5.70%, 09/15/55	11,740	11,992,227
5.70%, 12/04/65(a)	9,917	9,954,092
Mylan, Inc., 5.20%, 04/15/48	3,845	3,191,124
Novartis Capital Corp.
2.20%, 08/14/30	19,934	18,576,929
2.75%, 08/14/50(a)	10,048	6,589,953
3.80%, 09/18/29	13,114	13,129,228
4.00%, 09/18/31(a)	7,230	7,250,384
4.00%, 11/20/45	6,731	5,693,795
4.10%, 11/05/30	15,483	15,593,827
4.20%, 09/18/34	7,839	7,764,836
4.30%, 11/05/32(a)	7,382	7,433,464
4.40%, 05/06/44	13,773	12,419,716
4.60%, 11/05/35(a)	5,756	5,781,397
4.70%, 09/18/54	5,717	5,176,832
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30	16,443	16,841,933
4.75%, 05/19/33(a)	35,178	35,915,535
5.11%, 05/19/43(a)	22,925	22,289,528
5.30%, 05/19/53(a)	44,295	42,356,261
5.34%, 05/19/63	31,136	29,137,122
Pfizer, Inc.
1.70%, 05/28/30	8,003	7,321,343
1.75%, 08/18/31(a)	11,098	9,895,695
2.55%, 05/28/40(a)	10,585	7,941,511
2.63%, 04/01/30(a)	10,775	10,248,877
2.70%, 05/28/50(a)	12,083	7,707,459
3.45%, 03/15/29(a)	7,670	7,611,626
3.90%, 03/15/39(a)	11,067	9,942,131
4.00%, 12/15/36(a)	14,008	13,295,259
4.00%, 03/15/49(a)	11,084	9,002,911
4.13%, 12/15/46(a)	10,193	8,546,940
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 11/15/30(a)	$8,261	$8,343,014
4.20%, 09/15/48	10,075	8,493,835
4.30%, 06/15/43	6,438	5,740,250
4.40%, 05/15/44(a)	10,325	9,377,925
4.50%, 11/15/32(a)	10,485	10,645,848
4.88%, 11/15/35	11,278	11,468,475
7.20%, 03/15/39	19,389	23,371,043
Sanofi SA, 4.20%, 11/03/32	4,126	4,139,283
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	18,298	16,881,702
3.03%, 07/09/40	9,175	7,157,683
3.18%, 07/09/50(a)	15,717	10,761,307
3.38%, 07/09/60(a)	7,490	4,901,177
5.30%, 07/05/34	8,604	8,970,388
5.65%, 07/05/44(a)	7,014	7,170,464
Takeda U.S. Financing, Inc.
5.20%, 07/07/35(a)	11,276	11,585,990
5.90%, 07/07/55(a)	7,329	7,561,098
Utah Acquisition Sub, Inc., 5.25%, 06/15/46(a)	5,745	4,838,023
Viatris, Inc.
2.70%, 06/22/30	8,467	7,810,796
3.85%, 06/22/40	7,843	6,180,252
4.00%, 06/22/50	9,775	6,694,109
Wyeth LLC
5.95%, 04/01/37(a)	14,950	16,315,185
6.50%, 02/01/34(a)	5,365	6,073,721
Zoetis, Inc.
2.00%, 05/15/30(a)	6,393	5,902,709
4.70%, 02/01/43	3,130	2,910,714
5.00%, 08/17/35(a)	5,670	5,785,583
5.60%, 11/16/32(a)	5,010	5,367,830
		2,243,427,086
Pipelines — 4.5%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	6,726	6,625,704
Cheniere Energy Partners LP
3.25%, 01/31/32	9,092	8,476,049
4.00%, 03/01/31	17,863	17,510,154
4.50%, 10/01/29	11,354	11,406,718
5.55%, 10/30/35(a)	7,485	7,765,095
5.75%, 08/15/34(a)	9,790	10,332,948
5.95%, 06/30/33(a)	10,053	10,774,976
Cheniere Energy, Inc., 5.65%, 04/15/34	5,357	5,627,503
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54(a)	7,127	7,041,491
Enbridge, Inc.
2.50%, 08/01/33(a)	7,713	6,727,974
3.13%, 11/15/29	8,634	8,345,949
3.40%, 08/01/51	6,747	4,708,456
5.30%, 04/05/29(a)	3,040	3,148,486
5.50%, 12/01/46(a)	4,767	4,711,833
5.55%, 06/20/35(a)	9,820	10,271,663
5.63%, 04/05/34(a)	8,494	8,978,211
5.70%, 03/08/33(a)	12,456	13,235,245
5.95%, 04/05/54(a)	7,524	7,756,238
6.20%, 11/15/30(a)	6,475	7,007,708
6.70%, 11/15/53(a)	9,065	10,178,235
Energy Transfer LP
3.75%, 05/15/30	13,109	12,885,443
4.55%, 01/15/31(a)	5,488	5,536,354
5.00%, 05/15/50(a)	15,109	12,906,186
43
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.15%, 03/15/45	$10,925	$9,862,480
5.25%, 04/15/29	6,654	6,869,413
5.25%, 07/01/29(a)	7,522	7,795,592
5.30%, 04/15/47	9,447	8,611,725
5.35%, 01/15/36	4,779	4,848,291
5.35%, 05/15/45	7,048	6,494,397
5.40%, 10/01/47	11,925	11,001,088
5.55%, 05/15/34	10,123	10,541,497
5.60%, 09/01/34	11,682	12,188,451
5.70%, 04/01/35	10,307	10,819,896
5.75%, 02/15/33	9,299	9,866,094
5.95%, 05/15/54	12,602	12,136,462
6.00%, 06/15/48	8,899	8,777,802
6.05%, 09/01/54	11,164	10,912,102
6.13%, 12/15/45	9,213	9,292,979
6.20%, 04/01/55	11,068	11,030,308
6.25%, 04/15/49	13,819	13,939,605
6.30%, 01/15/56	5,947	5,999,117
6.40%, 12/01/30	8,725	9,497,534
6.50%, 02/01/42	8,172	8,740,659
6.55%, 12/01/33	15,741	17,424,654
Enterprise Products Operating LLC
2.80%, 01/31/30	6,670	6,387,526
3.13%, 07/31/29(a)	8,887	8,676,172
3.20%, 02/15/52	8,984	6,039,026
3.30%, 02/15/53(a)	12,822	8,728,212
3.70%, 01/31/51	7,086	5,304,732
3.95%, 01/31/60	6,246	4,646,753
4.20%, 01/31/50	12,368	10,143,759
4.25%, 02/15/48	11,177	9,308,330
4.45%, 02/15/43	8,597	7,690,758
4.60%, 01/15/31(a)	11,081	11,312,657
4.80%, 02/01/49	10,618	9,532,118
4.85%, 01/31/34(a)	7,765	7,937,263
4.85%, 08/15/42(a)	8,770	8,283,962
4.85%, 03/15/44	7,526	7,020,559
4.90%, 05/15/46	7,193	6,647,522
4.95%, 02/15/35(a)	11,743	12,018,887
5.10%, 02/15/45	9,005	8,602,224
5.20%, 01/15/36	17,001	17,512,800
5.35%, 01/31/33	5,642	5,964,180
5.55%, 02/16/55(a)	13,363	13,198,046
5.95%, 02/01/41(a)	5,499	5,870,961
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	8,220	8,077,940
6.95%, 01/15/38	9,435	10,858,979
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	8,865	8,024,352
3.60%, 02/15/51(a)	10,786	7,738,542
4.80%, 02/01/33	7,406	7,533,382
5.05%, 02/15/46	8,066	7,427,316
5.15%, 06/01/30(a)	8,648	8,991,149
5.20%, 06/01/33	12,741	13,283,284
5.20%, 03/01/48(a)	10,407	9,776,616
5.30%, 12/01/34	9,359	9,697,892
5.40%, 02/01/34(a)	6,764	7,103,002
5.45%, 08/01/52(a)	8,517	8,077,567
5.55%, 06/01/45(a)	12,402	12,245,304
5.85%, 06/01/35(a)	6,399	6,871,328
5.95%, 08/01/54(a)	9,139	9,294,884
7.75%, 01/15/32(a)	8,869	10,421,353
Security	Par (000)	Value
Pipelines (continued)
MPLX LP
2.65%, 08/15/30	$7,182	$6,727,904
4.50%, 04/15/38	12,714	11,781,040
4.70%, 04/15/48	13,080	11,008,601
4.80%, 02/15/31(a)	13,327	13,589,373
4.95%, 09/01/32	3,872	3,944,816
4.95%, 03/14/52	12,628	10,832,918
5.00%, 01/15/33	7,892	8,012,609
5.00%, 03/01/33	17,256	17,530,871
5.20%, 03/01/47	10,336	9,436,625
5.30%, 04/01/36(a)	7,086	7,137,886
5.40%, 04/01/35	9,882	10,113,964
5.40%, 09/15/35(a)	10,835	11,044,664
5.50%, 06/01/34	11,859	12,283,512
5.50%, 02/15/49	12,709	11,888,917
5.95%, 04/01/55(a)	9,033	8,870,466
6.20%, 09/15/55	9,635	9,759,895
ONEOK, Inc.
3.10%, 03/15/30	5,480	5,250,650
3.95%, 03/01/50	7,431	5,460,075
4.75%, 10/15/31(a)	10,034	10,170,426
4.95%, 10/15/32(a)	7,360	7,472,392
5.05%, 11/01/34	12,949	12,977,643
5.20%, 07/15/48(a)	9,439	8,566,710
5.40%, 10/15/35	16,301	16,613,332
5.70%, 11/01/54(a)	12,733	11,977,647
5.85%, 11/01/64(a)	5,415	5,129,892
6.05%, 09/01/33	8,451	9,070,337
6.10%, 11/15/32(a)	6,776	7,308,298
6.25%, 10/15/55(a)	9,878	9,995,920
6.63%, 09/01/53	14,274	15,096,806
Plains All American Pipeline LP, 5.95%, 06/15/35	13,865	14,636,607
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	7,740	7,583,462
3.80%, 09/15/30	6,496	6,369,515
4.70%, 01/15/31	4,647	4,716,251
5.60%, 01/15/36(a)	3,620	3,708,501
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	9,231	9,329,450
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(a)	5,680	5,806,520
5.58%, 10/01/34	9,494	9,658,230
Targa Resources Corp.
4.20%, 02/01/33	6,671	6,483,503
4.35%, 04/15/31	2,300	2,301,380
4.90%, 09/15/30(a)	8,957	9,189,284
4.95%, 04/15/52(a)	7,052	6,085,057
5.40%, 07/30/36	7,128	7,247,410
5.50%, 02/15/35	9,908	10,254,463
5.55%, 08/15/35(a)	9,612	9,952,304
5.65%, 02/15/36	9,720	10,104,290
6.05%, 05/15/56	1,505	1,501,542
6.13%, 03/15/33	7,791	8,421,402
6.13%, 05/15/55(a)	6,678	6,744,986
6.15%, 03/01/29	5,024	5,314,226
6.50%, 03/30/34	9,445	10,448,015
6.50%, 02/15/53(a)	6,951	7,354,600
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	$9,883	$9,590,160
4.88%, 02/01/31(a)	6,218	6,292,217
5.50%, 03/01/30(a)	6,020	6,116,420
TransCanada PipeLines Ltd.
4.10%, 04/15/30	8,849	8,827,047
4.63%, 03/01/34(a)	9,571	9,508,729
5.10%, 03/15/49(a)	1,845	1,762,031
6.10%, 06/01/40	5,672	6,108,894
6.20%, 10/15/37(a)	8,392	9,136,796
7.63%, 01/15/39(a)	10,322	12,527,160
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36(c)	10,183	10,356,554
Western Midstream Operating LP
4.05%, 02/01/30	12,082	11,929,571
5.25%, 02/01/50	2,716	2,359,856
5.45%, 11/15/34(a)	10,770	10,953,303
6.15%, 04/01/33	7,125	7,619,560
Williams Companies, Inc.(The)
2.60%, 03/15/31	10,478	9,699,513
3.50%, 11/15/30	7,793	7,548,799
4.63%, 06/30/30	6,606	6,712,970
4.65%, 08/15/32	9,671	9,799,774
4.85%, 03/01/48	7,672	6,810,870
4.90%, 03/15/29	4,608	4,724,007
5.10%, 09/15/45	7,114	6,650,238
5.15%, 03/15/34	10,482	10,743,445
5.15%, 03/15/36(a)	13,505	13,635,158
5.30%, 09/30/35	7,912	8,124,959
5.30%, 08/15/52(a)	6,060	5,637,065
5.60%, 03/15/35(a)	4,794	5,033,735
5.65%, 03/15/33	10,720	11,332,818
5.80%, 11/15/54(a)	10,432	10,375,054
5.95%, 03/15/56(a)	8,434	8,545,057
6.30%, 04/15/40	9,553	10,396,688
		1,435,981,737
Private Equity — 0.0%
KKR & Co., Inc., 5.10%, 08/07/35(a)	6,329	6,250,734
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/33	4,256	4,306,179
5.95%, 08/15/34	6,414	6,848,685
		11,154,864
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	7,594	6,317,241
2.00%, 05/18/32	7,030	6,037,867
2.95%, 03/15/34(a)	7,321	6,369,173
3.38%, 08/15/31	6,148	5,791,904
3.55%, 03/15/52	4,236	3,055,273
5.25%, 03/15/36	6,990	6,990,971
American Tower Corp.
1.88%, 10/15/30	13,229	11,940,404
2.10%, 06/15/30	9,584	8,793,355
2.90%, 01/15/30	11,886	11,351,955
2.95%, 01/15/51(a)	8,382	5,421,358
3.10%, 06/15/50(a)	7,656	5,131,443
3.80%, 08/15/29	9,371	9,285,443
4.70%, 12/15/32	7,491	7,572,024
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 03/15/30	$7,233	$7,435,363
5.55%, 07/15/33	6,013	6,345,638
5.65%, 03/15/33(a)	6,189	6,576,594
5.90%, 11/15/33(a)	5,773	6,230,262
Boston Properties LP
2.45%, 10/01/33	7,987	6,611,492
2.55%, 04/01/32(a)	7,466	6,557,200
3.25%, 01/30/31(a)	11,984	11,282,986
3.40%, 06/21/29	7,538	7,343,417
5.75%, 01/15/35(a)	7,605	7,749,676
6.50%, 01/15/34	6,925	7,419,015
Brixmor Operating Partnership LP
4.05%, 07/01/30	4,302	4,261,344
4.13%, 05/15/29	7,359	7,370,015
Crown Castle, Inc.
2.10%, 04/01/31	12,993	11,581,188
2.25%, 01/15/31	11,407	10,299,764
2.50%, 07/15/31	8,663	7,828,425
2.90%, 04/01/41	9,995	7,425,745
3.25%, 01/15/51	7,988	5,385,134
3.30%, 07/01/30	9,296	8,905,269
5.10%, 05/01/33	13,481	13,741,348
5.60%, 06/01/29(a)	7,986	8,315,439
5.80%, 03/01/34	9,707	10,280,597
Digital Realty Trust LP, 3.60%, 07/01/29(a)	6,513	6,429,973
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	9,153	9,258,243
4.70%, 03/15/33	8,650	8,672,316
5.50%, 06/15/34	2,425	2,533,121
Equinix, Inc.
2.15%, 07/15/30	13,233	12,105,439
2.50%, 05/15/31	10,150	9,263,986
3.20%, 11/18/29	7,220	6,974,188
3.90%, 04/15/32	10,760	10,424,559
ERP Operating LP, 4.50%, 07/01/44	5,945	5,415,520
Extra Space Storage LP
4.95%, 01/15/33(a)	3,625	3,682,578
5.50%, 07/01/30(a)	7,452	7,794,083
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	4,487	4,095,606
5.63%, 09/15/34(a)	5,082	5,168,336
5.63%, 03/01/36	2,905	2,909,328
Healthpeak OP LLC
3.00%, 01/15/30(a)	5,172	4,947,447
5.25%, 12/15/32	5,763	5,955,144
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	3,988	3,822,012
Prologis LP
1.25%, 10/15/30	8,115	7,177,237
2.25%, 04/15/30(a)	8,875	8,315,573
4.75%, 06/15/33	9,410	9,582,546
5.00%, 03/15/34	5,599	5,747,444
5.13%, 01/15/34	6,308	6,534,843
5.25%, 05/15/35	8,832	9,187,781
5.25%, 06/15/53(a)	5,910	5,710,064
5.25%, 03/15/54	6,943	6,676,441
Public Storage Operating Co., 5.35%, 08/01/53	7,104	6,960,755
Realty Income Corp.
3.25%, 01/15/31(a)	11,272	10,812,903
5.13%, 02/15/34(a)	5,257	5,435,570
5.63%, 10/13/32(a)	5,385	5,754,980
45
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
2.45%, 09/13/29	$8,259	$7,849,043
2.65%, 07/15/30(a)	10,083	9,525,624
3.25%, 09/13/49(a)	8,420	5,923,210
3.80%, 07/15/50	6,527	5,022,818
4.30%, 01/15/31	6,063	6,090,344
4.75%, 09/26/34	10,703	10,762,777
5.13%, 10/01/35	4,747	4,855,784
VICI Properties LP
4.95%, 02/15/30	7,786	7,915,990
5.13%, 11/15/31(a)	8,344	8,494,254
5.13%, 05/15/32	8,360	8,471,092
5.63%, 04/01/35	7,288	7,490,462
5.63%, 05/15/52(a)	6,478	6,094,843
Welltower OP LLC
2.80%, 06/01/31	6,044	5,649,084
3.10%, 01/15/30	10,609	10,256,796
4.50%, 07/01/30(a)	6,861	6,976,779
5.13%, 07/01/35	10,032	10,331,600
Weyerhaeuser Co.
4.00%, 11/15/29(a)	7,683	7,640,858
4.00%, 04/15/30	6,309	6,253,306
		595,957,002
Retail — 2.5%
AutoZone, Inc.
4.00%, 04/15/30	2,263	2,251,583
4.75%, 08/01/32	4,061	4,120,834
Costco Wholesale Corp.
1.60%, 04/20/30	6,409	5,870,085
1.75%, 04/20/32	5,526	4,858,550
Dollar General Corp.
3.50%, 04/03/30(a)	5,176	5,035,175
5.45%, 07/05/33(a)	5,378	5,641,394
Dollar Tree, Inc., 2.65%, 12/01/31	4,465	4,079,128
Home Depot, Inc.(The)
1.38%, 03/15/31(a)	10,820	9,532,709
1.88%, 09/15/31(a)	8,663	7,726,824
2.38%, 03/15/51(a)	10,076	5,857,503
2.70%, 04/15/30(a)	9,707	9,268,582
2.75%, 09/15/51	10,770	6,785,891
2.95%, 06/15/29(a)	8,140	7,931,391
3.13%, 12/15/49(a)	16,529	11,425,284
3.25%, 04/15/32	10,524	10,025,357
3.30%, 04/15/40	13,325	11,043,816
3.35%, 04/15/50(a)	13,709	9,832,847
3.50%, 09/15/56	4,070	2,888,394
3.63%, 04/15/52	19,458	14,519,028
3.90%, 06/15/47	10,500	8,456,152
4.20%, 04/01/43	6,713	5,912,782
4.25%, 04/01/46	11,257	9,686,252
4.40%, 03/15/45	8,003	7,075,771
4.50%, 09/15/32	10,757	10,976,191
4.50%, 12/06/48(a)	14,612	12,779,009
4.65%, 09/15/35(a)	11,538	11,545,360
4.75%, 06/25/29(a)	5,776	5,945,557
4.85%, 06/25/31(a)	6,649	6,923,608
4.88%, 02/15/44	9,919	9,422,301
4.90%, 04/15/29	3,338	3,442,818
4.95%, 06/25/34(a)	11,952	12,342,164
4.95%, 09/15/52(a)	10,362	9,582,260
5.30%, 06/25/54(a)	10,737	10,413,364
Security	Par (000)	Value
Retail (continued)
5.88%, 12/16/36(a)	$19,568	$21,389,106
5.95%, 04/01/41(a)	8,734	9,515,398
Lowe's Companies, Inc.
1.70%, 10/15/30	12,120	10,894,930
2.63%, 04/01/31	14,443	13,385,566
2.80%, 09/15/41	8,991	6,617,034
3.00%, 10/15/50(a)	16,383	10,631,397
3.65%, 04/05/29	4,979	4,936,980
3.70%, 04/15/46	12,215	9,425,405
3.75%, 04/01/32	7,821	7,575,549
4.05%, 05/03/47	14,449	11,636,179
4.25%, 04/01/52(a)	11,346	9,066,406
4.45%, 04/01/62	9,858	7,812,388
4.50%, 04/15/30	10,338	10,508,742
5.00%, 04/15/33(a)	9,153	9,443,571
5.15%, 07/01/33(a)	9,414	9,768,937
5.63%, 04/15/53(a)	11,826	11,625,843
5.80%, 09/15/62(a)	6,699	6,648,167
Lowe's Cos., Inc.
4.25%, 03/15/31(a)	11,353	11,383,299
4.50%, 10/15/32	14,014	14,072,780
4.85%, 10/15/35(a)	10,594	10,595,553
McDonald's Corp.
2.13%, 03/01/30(a)	7,872	7,346,948
2.63%, 09/01/29(a)	8,933	8,576,418
3.60%, 07/01/30(a)	5,078	5,020,882
3.63%, 09/01/49	12,170	9,164,935
4.20%, 04/01/50(a)	7,477	6,152,849
4.45%, 03/01/47(a)	9,963	8,695,148
4.45%, 09/01/48	9,399	8,162,987
4.60%, 09/09/32(a)	5,998	6,160,402
4.70%, 12/09/35(a)	6,439	6,504,633
4.88%, 12/09/45(a)	11,468	10,641,608
4.95%, 03/03/35(a)	7,780	7,973,474
5.00%, 02/13/36	7,263	7,435,603
5.15%, 09/09/52(a)	9,210	8,695,424
5.45%, 08/14/53(a)	6,136	6,041,453
6.30%, 10/15/37(a)	5,868	6,621,535
6.30%, 03/01/38	4,574	5,133,349
O'Reilly Automotive, Inc., 4.70%, 06/15/32	4,881	4,963,329
Starbucks Corp.
2.25%, 03/12/30	9,424	8,788,423
2.55%, 11/15/30	6,430	6,005,185
3.00%, 02/14/32(a)	7,604	7,097,734
3.50%, 11/15/50(a)	6,148	4,434,525
3.55%, 08/15/29(a)	10,570	10,453,976
4.45%, 08/15/49(a)	6,640	5,657,819
4.50%, 11/15/48	6,790	5,830,805
Target Corp.
2.35%, 02/15/30(a)	6,161	5,818,238
2.95%, 01/15/52(a)	4,247	2,790,761
3.38%, 04/15/29(a)	6,850	6,770,167
4.00%, 07/01/42	4,902	4,224,966
4.50%, 09/15/32(a)	8,149	8,330,217
4.50%, 09/15/34(a)	11,330	11,320,354
4.80%, 01/15/53(a)	6,503	5,916,734
5.00%, 04/15/35(a)	11,022	11,306,165
Walmart, Inc.
2.50%, 09/22/41(a)	7,454	5,522,931
2.65%, 09/22/51	12,293	7,886,617
4.05%, 06/29/48	9,906	8,388,994
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.10%, 04/15/33(a)	$11,045	$11,113,350
4.15%, 09/09/32(a)	9,685	9,809,298
4.35%, 04/28/30	5,005	5,112,670
4.50%, 09/09/52(a)	8,567	7,643,118
4.50%, 04/15/53(a)	9,215	8,215,597
4.90%, 04/28/35(a)	12,200	12,647,295
5.25%, 09/01/35	10,711	11,437,841
6.20%, 04/15/38(a)	5,737	6,546,181
6.50%, 08/15/37	6,701	7,858,589
		800,350,721
Semiconductors — 3.3%
Analog Devices, Inc.
2.10%, 10/01/31	7,676	6,902,512
2.80%, 10/01/41	2,388	1,790,980
2.95%, 10/01/51	5,282	3,485,874
Applied Materials, Inc.
1.75%, 06/01/30	4,253	3,882,615
2.75%, 06/01/50(a)	1,908	1,259,418
4.35%, 04/01/47(a)	2,285	2,022,332
Broadcom, Inc.
2.45%, 02/15/31(a)	29,874	27,591,561
2.60%, 02/15/33	28,470	25,344,854
3.14%, 11/15/35(c)	32,256	28,228,509
3.19%, 11/15/36(c)	17,911	15,440,529
3.42%, 04/15/33	27,214	25,482,980
3.47%, 04/15/34	34,465	31,804,971
3.50%, 02/15/41	21,037	17,414,681
3.75%, 02/15/51(a)	18,316	14,094,827
4.00%, 04/15/29(c)	7,447	7,466,121
4.15%, 11/15/30	22,369	22,431,591
4.15%, 04/15/32(c)	7,584	7,505,110
4.20%, 10/15/30	8,271	8,314,902
4.30%, 01/15/31(a)	7,443	7,502,406
4.30%, 11/15/32(a)	12,853	12,799,840
4.35%, 02/15/30	13,120	13,278,849
4.55%, 02/15/32	10,993	11,124,875
4.60%, 07/15/30	7,325	7,482,638
4.60%, 01/15/33	13,476	13,610,484
4.75%, 04/15/29(a)	5,786	5,918,940
4.80%, 10/15/34	19,227	19,418,157
4.80%, 02/15/36	25,879	25,892,957
4.90%, 07/15/32	10,697	11,015,475
4.90%, 02/15/38	17,511	17,387,540
4.93%, 05/15/37(c)	18,996	19,009,616
4.95%, 01/15/36	6,374	6,457,518
5.05%, 07/12/29	9,044	9,346,421
5.05%, 04/15/30	15,816	16,386,004
5.15%, 11/15/31(a)	12,095	12,647,698
5.20%, 04/15/32	13,087	13,677,429
5.20%, 07/15/35	24,362	25,163,064
5.70%, 01/15/56(a)	9,285	9,525,622
Intel Corp.
2.00%, 08/12/31	10,852	9,617,212
2.45%, 11/15/29	13,869	13,074,750
2.80%, 08/12/41(a)	9,245	6,579,896
3.05%, 08/12/51(a)	9,179	5,768,830
3.10%, 02/15/60	9,989	5,700,863
3.20%, 08/12/61	7,470	4,318,663
3.25%, 11/15/49(a)	17,904	11,756,551
3.73%, 12/08/47	17,085	12,354,601
3.90%, 03/25/30	12,917	12,761,017
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 08/05/29	$6,789	$6,771,221
4.00%, 12/15/32(a)	10,449	10,104,325
4.10%, 05/19/46	12,164	9,434,352
4.10%, 05/11/47	6,585	5,075,568
4.15%, 08/05/32(a)	14,713	14,389,142
4.60%, 03/25/40(a)	4,428	4,014,369
4.75%, 03/25/50	16,689	13,892,266
4.80%, 10/01/41	6,675	6,039,080
4.90%, 07/29/45	7,056	6,193,399
4.90%, 08/05/52	15,278	12,864,291
4.95%, 03/25/60	8,032	6,660,453
5.05%, 08/05/62	8,316	6,902,381
5.13%, 02/10/30	10,472	10,801,897
5.15%, 02/21/34(a)	3,963	4,048,679
5.20%, 02/10/33(a)	14,982	15,437,129
5.60%, 02/21/54(a)	10,934	10,288,898
5.63%, 02/10/43	11,074	10,824,327
5.70%, 02/10/53	16,514	15,649,637
5.90%, 02/10/63	10,762	10,332,894
KLA Corp.
3.30%, 03/01/50	9,286	6,583,289
4.10%, 03/15/29	2,368	2,382,914
4.65%, 07/15/32(a)	6,294	6,450,938
4.95%, 07/15/52(a)	9,498	8,793,353
5.25%, 07/15/62	3,600	3,400,713
Lam Research Corp.
1.90%, 06/15/30	5,031	4,618,530
2.88%, 06/15/50	4,683	3,088,352
4.00%, 03/15/29	4,283	4,301,634
4.88%, 03/15/49	5,074	4,726,560
Marvell Technology, Inc., 2.95%, 04/15/31(a)	4,211	3,928,305
Microchip Technology, Inc.
5.05%, 03/15/29(a)	4,351	4,468,109
5.05%, 02/15/30	4,441	4,556,036
Micron Technology, Inc.
2.70%, 04/15/32	7,962	7,275,189
5.30%, 01/15/31	6,636	6,964,453
5.80%, 01/15/35	5,828	6,233,890
5.88%, 02/09/33	5,391	5,803,810
5.88%, 09/15/33(a)	5,921	6,365,556
6.05%, 11/01/35	9,332	10,131,326
NVIDIA Corp.
2.00%, 06/15/31	12,069	10,981,280
2.85%, 04/01/30	7,176	6,902,780
3.50%, 04/01/40	13,284	11,445,226
3.50%, 04/01/50(a)	6,840	5,212,696
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	10,896	9,977,202
2.65%, 02/15/32	15,335	13,855,168
3.25%, 05/11/41	4,098	3,151,789
3.40%, 05/01/30	7,175	6,951,660
4.30%, 06/18/29	5,642	5,673,466
5.00%, 01/15/33	7,247	7,399,645
QUALCOMM, Inc.
1.65%, 05/20/32	7,414	6,402,675
2.15%, 05/20/30	4,563	4,244,562
3.25%, 05/20/50(a)	6,407	4,472,082
4.30%, 05/20/47(a)	11,791	10,010,501
4.50%, 05/20/52	7,240	6,142,120
4.65%, 05/20/35(a)	12,230	12,367,990
4.80%, 05/20/45	10,682	9,871,470
47
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
6.00%, 05/20/53(a)	$6,643	$7,016,097
Texas Instruments, Inc.
1.75%, 05/04/30	8,289	7,613,492
2.25%, 09/04/29	9,088	8,624,127
3.88%, 03/15/39	7,219	6,515,193
4.15%, 05/15/48	8,507	7,142,328
4.90%, 03/14/33	7,117	7,388,906
5.05%, 05/18/63	13,118	11,965,030
5.15%, 02/08/54(a)	4,971	4,787,950
Xilinx, Inc., 2.38%, 06/01/30	2,237	2,096,387
		1,068,051,370
Software — 3.9%
Adobe, Inc.
2.30%, 02/01/30(a)	11,232	10,530,464
4.80%, 04/04/29	3,797	3,896,296
4.95%, 04/04/34	2,117	2,170,945
Autodesk, Inc., 2.40%, 12/15/31(a)	5,542	4,958,860
Cadence Design Systems, Inc.
4.30%, 09/10/29	2,327	2,349,085
4.70%, 09/10/34	3,564	3,587,785
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	5,945	5,339,378
3.10%, 03/01/41(a)	4,927	3,644,321
5.10%, 07/15/32(a)	7,929	8,036,133
Fiserv, Inc.
2.65%, 06/01/30	8,934	8,288,125
3.50%, 07/01/29(a)	17,578	17,093,668
4.40%, 07/01/49(a)	12,464	9,839,461
4.55%, 02/15/31	14,457	14,402,509
4.75%, 03/15/30(a)	12,685	12,773,153
5.15%, 08/12/34(a)	8,762	8,724,946
5.25%, 08/11/35(a)	7,827	7,829,343
5.45%, 03/15/34	9,135	9,307,380
5.60%, 03/02/33(a)	4,106	4,243,032
5.63%, 08/21/33(a)	11,428	11,826,594
Intuit, Inc.
5.20%, 09/15/33(a)	8,092	8,380,793
5.50%, 09/15/53(a)	10,532	9,966,917
Microsoft Corp.
2.50%, 09/15/50	12,167	7,529,660
2.53%, 06/01/50	48,318	30,041,973
2.68%, 06/01/60	32,730	18,963,700
2.92%, 03/17/52	45,660	30,364,425
3.04%, 03/17/62	19,413	12,174,855
3.45%, 08/08/36(a)	7,075	6,536,428
3.50%, 02/12/35(a)	6,939	6,578,904
3.70%, 08/08/46	12,638	10,297,369
4.10%, 02/06/37(a)	11,135	10,894,937
4.25%, 02/06/47	12,749	11,319,893
4.45%, 11/03/45(a)	10,544	9,776,397
4.50%, 02/06/57(a)	9,720	8,735,990
MSCI, Inc., 5.25%, 09/01/35(a)	5,193	5,187,521
Oracle Corp.
2.88%, 03/25/31	19,260	17,488,342
2.95%, 04/01/30(a)	25,992	24,179,178
3.60%, 04/01/40	24,081	18,079,562
3.60%, 04/01/50(a)	36,593	22,793,011
3.65%, 03/25/41	18,378	13,670,635
3.80%, 11/15/37	14,644	12,031,291
3.85%, 07/15/36(a)	8,468	7,226,078
3.85%, 04/01/60(a)	27,590	16,798,972
Security	Par (000)	Value
Software (continued)
3.90%, 05/15/35	$16,527	$14,455,669
3.95%, 03/25/51	28,832	18,906,457
4.00%, 07/15/46	24,132	16,812,086
4.00%, 11/15/47	19,204	13,211,182
4.10%, 03/25/61(a)	10,814	6,922,091
4.13%, 05/15/45	16,491	11,892,904
4.20%, 09/27/29	11,958	11,800,159
4.30%, 07/08/34	11,596	10,609,677
4.38%, 05/15/55(a)	12,809	8,809,955
4.45%, 09/26/30	24,095	23,629,453
4.50%, 07/08/44	7,688	5,924,484
4.65%, 05/06/30	6,051	6,037,894
4.70%, 09/27/34	14,164	13,287,440
4.80%, 09/26/32(a)	24,054	23,494,716
4.90%, 02/06/33	12,058	11,772,457
4.95%, 02/04/31	29,107	29,034,486
5.20%, 09/26/35(a)	29,656	28,689,033
5.25%, 02/03/32(a)	10,602	10,646,462
5.35%, 05/04/33(a)	32,428	32,504,563
5.38%, 07/15/40	16,147	14,748,990
5.38%, 09/27/54	16,717	13,507,515
5.50%, 08/03/35(a)	14,178	13,974,020
5.50%, 09/27/64	10,822	8,536,391
5.55%, 02/06/53	19,531	16,197,097
5.70%, 02/04/36(a)	17,710	17,694,955
5.88%, 09/26/45	20,006	18,050,962
5.95%, 09/26/55	27,952	24,560,743
6.00%, 08/03/55	15,966	14,008,817
6.10%, 09/26/65	15,553	13,353,527
6.13%, 07/08/39(a)	10,092	9,961,597
6.13%, 08/03/65	8,033	6,939,702
6.15%, 11/09/29	10,024	10,487,169
6.25%, 11/09/32(a)	16,499	17,393,678
6.50%, 04/15/38(a)	10,047	10,407,076
6.55%, 02/04/46	33,508	32,601,511
6.70%, 02/04/56	33,082	32,052,478
6.85%, 02/04/66	31,450	30,030,960
6.90%, 11/09/52	20,260	19,968,134
Paychex, Inc.
5.10%, 04/15/30	15,172	15,492,977
5.35%, 04/15/32(a)	10,577	10,844,557
5.60%, 04/15/35(a)	5,988	6,138,808
Roper Technologies, Inc.
1.75%, 02/15/31(a)	14,386	12,636,930
4.90%, 10/15/34(a)	6,886	6,820,252
5.10%, 09/15/35(a)	6,011	5,992,371
Salesforce, Inc.
1.95%, 07/15/31(a)	12,605	11,206,569
2.70%, 07/15/41(a)	8,500	6,035,682
2.90%, 07/15/51(a)	15,315	9,372,275
3.05%, 07/15/61(a)	7,344	4,298,077
Synopsys, Inc.
4.85%, 04/01/30	11,160	11,423,428
5.00%, 04/01/32	12,328	12,705,312
5.15%, 04/01/35	18,197	18,608,227
5.70%, 04/01/55	9,933	9,932,456
VMware LLC
2.20%, 08/15/31	10,294	9,212,295
4.70%, 05/15/30	5,642	5,764,027
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Workday, Inc.
3.70%, 04/01/29	$929	$913,409
3.80%, 04/01/32(a)	5,175	4,906,306
		1,253,078,757
Telecommunications — 5.9%
AT&T, Inc.
2.25%, 02/01/32	18,726	16,710,558
2.55%, 12/01/33	27,068	23,457,619
2.75%, 06/01/31	20,326	18,919,250
3.30%, 02/01/52	12,617	8,324,906
3.50%, 06/01/41(a)	24,008	19,287,655
3.50%, 09/15/53(a)	62,482	42,537,146
3.55%, 09/15/55	60,656	40,959,353
3.65%, 06/01/51(a)	25,773	18,439,303
3.65%, 09/15/59	53,284	35,792,371
3.80%, 12/01/57	47,791	33,410,573
3.85%, 06/01/60	16,011	11,182,939
4.30%, 02/15/30(a)	18,819	18,978,905
4.30%, 12/15/42	10,629	9,167,777
4.35%, 03/01/29	5,704	5,765,744
4.35%, 06/15/45(a)	12,773	10,742,140
4.40%, 04/30/31(a)	3,126	3,150,990
4.50%, 05/15/35(a)	19,001	18,496,848
4.50%, 03/09/48	14,961	12,534,580
4.55%, 11/01/32(a)	11,257	11,322,861
4.55%, 03/09/49	11,049	9,266,131
4.70%, 08/15/30(a)	9,575	9,813,658
4.75%, 05/15/46	18,840	16,558,813
4.85%, 03/01/39	6,972	6,706,079
4.90%, 11/01/35	14,724	14,741,782
5.13%, 04/30/36(a)	1,231	1,246,662
5.25%, 03/01/37(a)	8,209	8,409,800
5.38%, 08/15/35(a)	9,546	9,912,283
5.40%, 02/15/34(a)	16,628	17,422,946
5.55%, 11/01/45(a)	9,561	9,388,966
5.65%, 02/15/47(a)	8,662	8,780,478
5.70%, 11/01/54(a)	13,906	13,465,139
5.85%, 04/30/46	1,446	1,457,625
6.00%, 04/30/56	1,853	1,869,959
6.05%, 08/15/56(a)	13,977	14,190,567
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	10,969	9,282,890
5.10%, 05/11/33(a)	8,684	8,930,692
5.55%, 02/15/54(a)	3,557	3,489,552
British Telecommunications PLC, 9.63%, 12/15/30	17,281	21,119,867
Cisco Systems, Inc.
4.75%, 02/24/30(a)	4,767	4,915,963
4.95%, 02/26/31	15,547	16,175,934
4.95%, 02/24/32	10,248	10,653,316
5.05%, 02/26/34	15,665	16,247,832
5.10%, 02/24/35(a)	7,372	7,650,668
5.30%, 02/26/54(a)	14,531	14,105,298
5.35%, 02/26/64	5,459	5,218,058
5.50%, 01/15/40	13,943	14,639,373
5.50%, 02/24/55	5,724	5,736,090
5.90%, 02/15/39(a)	14,004	15,277,822
Corning, Inc.
4.38%, 11/15/57(a)	7,639	6,364,013
5.45%, 11/15/79(a)	4,142	3,909,728
Security	Par (000)	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	$24,767	$29,041,918
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	9,817	9,023,679
2.75%, 05/24/31	5,178	4,799,296
4.60%, 05/23/29(a)	4,308	4,374,899
5.40%, 04/15/34	6,118	6,393,557
5.55%, 08/15/35(a)	6,037	6,356,183
Orange SA
5.38%, 01/13/42	5,227	5,197,629
5.50%, 02/06/44(a)	9,412	9,521,326
9.00%, 03/01/31(a)	16,518	19,930,308
Rogers Communications, Inc.
3.80%, 03/15/32	23,298	22,256,491
4.50%, 03/15/42	4,830	4,218,142
4.55%, 03/15/52(a)	17,810	14,541,799
5.00%, 03/15/44	6,188	5,629,257
5.30%, 02/15/34	16,835	17,183,703
Sprint Capital Corp., 8.75%, 03/15/32	10,630	12,970,134
Telefonica Emisiones SA
4.90%, 03/06/48(a)	9,376	7,989,297
5.21%, 03/08/47(a)	19,292	17,183,724
5.52%, 03/01/49(a)	5,660	5,249,718
7.05%, 06/20/36	15,402	17,413,769
Telefonica Europe BV, 8.25%, 09/15/30(a)	12,752	14,730,802
T-Mobile USA, Inc.
2.25%, 11/15/31	12,477	11,208,594
2.55%, 02/15/31	16,306	15,080,338
2.70%, 03/15/32	17,332	15,779,588
2.88%, 02/15/31	9,068	8,512,035
3.00%, 02/15/41	14,830	11,266,922
3.30%, 02/15/51	23,738	16,151,152
3.38%, 04/15/29	12,165	11,939,809
3.40%, 10/15/52	23,309	15,908,096
3.50%, 04/15/31	19,408	18,734,830
3.60%, 11/15/60	9,991	6,732,911
3.88%, 04/15/30(a)	49,642	49,203,090
4.38%, 04/15/40(a)	10,911	9,957,716
4.50%, 04/15/50(a)	22,098	18,501,599
4.63%, 01/15/33	12,015	12,106,259
4.70%, 01/15/35(a)	12,924	12,845,713
4.95%, 11/15/35	14,169	14,301,810
5.00%, 02/15/36	11,273	11,332,405
5.05%, 07/15/33	16,973	17,496,493
5.13%, 05/15/32	21,505	22,297,625
5.15%, 04/15/34(a)	10,965	11,325,491
5.20%, 01/15/33	12,143	12,632,686
5.25%, 06/15/55(a)	8,192	7,550,040
5.30%, 05/15/35	12,910	13,376,454
5.50%, 01/15/55	7,613	7,271,911
5.65%, 01/15/53	13,768	13,490,595
5.70%, 01/15/56(a)	7,698	7,531,450
5.75%, 01/15/34(a)	6,653	7,105,741
5.75%, 01/15/54(a)	10,836	10,749,129
5.80%, 09/15/62(a)	3,416	3,411,701
5.85%, 02/15/56(a)	9,634	9,685,603
5.88%, 11/15/55	10,566	10,677,167
6.00%, 06/15/54(a)	9,015	9,252,855
Verizon Communications, Inc.
1.50%, 09/18/30(a)	7,717	6,894,930
1.68%, 10/30/30	5,318	4,768,403
49
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
1.75%, 01/20/31	$15,583	$13,925,831
2.36%, 03/15/32	39,335	35,108,993
2.55%, 03/21/31(a)	19,232	17,775,368
2.65%, 11/20/40	21,283	15,500,228
2.85%, 09/03/41	10,412	7,630,330
2.88%, 11/20/50(a)	27,232	17,194,255
2.99%, 10/30/56(a)	25,910	15,758,110
3.00%, 11/20/60(a)	13,183	7,876,320
3.15%, 03/22/30(a)	6,047	5,850,659
3.40%, 03/22/41(a)	27,329	21,742,939
3.55%, 03/22/51(a)	35,393	25,618,282
3.70%, 03/22/61(a)	25,435	17,574,797
3.88%, 03/01/52(a)	10,752	8,143,753
4.00%, 03/22/50(a)	12,535	9,804,267
4.02%, 12/03/29	22,035	22,052,546
4.13%, 08/15/46	10,893	8,910,898
4.27%, 01/15/36	12,064	11,461,355
4.40%, 11/01/34	14,296	13,999,844
4.50%, 08/10/33	19,161	19,109,260
4.52%, 09/15/48(a)	11,753	10,019,224
4.75%, 01/15/33(a)	11,470	11,625,288
4.78%, 02/15/35	21,013	20,915,130
4.81%, 03/15/39	13,578	13,106,982
4.86%, 08/21/46	18,905	17,019,988
5.00%, 01/15/36	27,536	27,664,819
5.01%, 08/21/54	7,451	6,641,306
5.05%, 05/09/33(a)	5,025	5,210,283
5.25%, 04/02/35(a)	17,782	18,288,794
5.25%, 03/16/37(a)	13,251	13,489,014
5.40%, 07/02/37(a)	10,286	10,562,738
5.50%, 02/23/54(a)	10,393	10,146,411
5.75%, 11/30/45	19,973	20,150,071
5.88%, 11/30/55(a)	17,351	17,441,359
6.00%, 11/30/65	13,956	13,999,977
6.55%, 09/15/43	7,067	7,875,417
Vodafone Group PLC
4.25%, 09/17/50	9,798	7,876,876
4.88%, 06/19/49(a)	13,071	11,646,057
5.25%, 05/30/48	7,877	7,384,632
5.75%, 06/28/54(a)	16,886	16,642,396
5.88%, 06/28/64	3,311	3,259,910
6.15%, 02/27/37(a)	7,185	7,922,267
		1,909,143,248
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	4,176	4,139,827
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,684	6,108,148
3.55%, 02/15/50(a)	7,824	5,835,185
3.90%, 08/01/46	8,750	7,151,019
4.05%, 06/15/48(a)	7,920	6,524,637
4.13%, 06/15/47(a)	5,845	4,911,463
4.15%, 04/01/45	8,725	7,447,542
4.15%, 12/15/48	6,332	5,280,247
4.45%, 03/15/43	7,358	6,641,179
4.45%, 01/15/53	8,268	7,073,507
4.55%, 09/01/44	7,550	6,824,397
4.90%, 04/01/44	7,770	7,409,540
5.20%, 04/15/54	13,003	12,439,134
5.50%, 03/15/55(a)	9,493	9,463,843
Security	Par (000)	Value
Transportation (continued)
5.55%, 03/15/56	$9,910	$9,942,047
5.75%, 05/01/40	5,461	5,825,770
5.80%, 03/15/56	8,181	8,518,778
Canadian National Railway Co.
3.85%, 08/05/32(a)	8,459	8,285,645
4.38%, 09/18/34(a)	4,668	4,641,647
Canadian Pacific Railway Co.
2.45%, 12/02/31	10,647	9,687,655
3.00%, 12/02/41(a)	4,601	3,531,565
3.10%, 12/02/51(a)	11,440	7,790,149
6.13%, 09/15/2115	4,561	4,715,061
CSX Corp.
3.80%, 11/01/46	6,923	5,529,730
4.10%, 11/15/32(a)	10,125	10,090,145
4.10%, 03/15/44	6,415	5,520,087
4.25%, 03/15/29	6,196	6,273,735
4.30%, 03/01/48	7,236	6,168,018
4.50%, 11/15/52(a)	6,277	5,430,835
5.05%, 06/15/35(a)	6,521	6,715,731
FedEx Corp.
4.55%, 04/01/46(a)	5,824	5,067,957
4.75%, 11/15/45	4,513	4,047,806
5.25%, 05/15/50(a)	6,233	5,968,625
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(c)	6,008	6,045,974
5.25%, 03/15/36(c)	1,411	1,407,466
Norfolk Southern Corp.
3.05%, 05/15/50	8,580	5,736,318
3.16%, 05/15/55	7,795	5,110,842
4.55%, 06/01/53	7,268	6,211,023
5.35%, 08/01/54(a)	8,795	8,500,723
Union Pacific Corp.
2.38%, 05/20/31	9,028	8,347,143
2.40%, 02/05/30	4,739	4,481,462
2.80%, 02/14/32(a)	10,996	10,228,013
2.95%, 03/10/52	10,843	7,025,174
2.97%, 09/16/62	8,204	4,903,400
3.20%, 05/20/41	6,094	4,886,493
3.25%, 02/05/50	12,457	8,758,555
3.50%, 02/14/53	11,042	7,955,785
3.70%, 03/01/29	6,080	6,065,582
3.75%, 02/05/70(a)	5,639	3,917,818
3.80%, 10/01/51	9,810	7,546,482
3.80%, 04/06/71	6,768	4,730,195
3.84%, 03/20/60	14,345	10,577,590
4.50%, 01/20/33(a)	8,194	8,359,598
5.10%, 02/20/35(a)	6,092	6,351,826
5.60%, 12/01/54(a)	8,327	8,395,896
United Parcel Service, Inc.
3.40%, 03/15/29(a)	4,897	4,850,410
3.75%, 11/15/47(a)	12,634	9,974,082
4.25%, 03/15/49	6,972	5,844,062
4.45%, 04/01/30	5,846	5,980,220
4.88%, 03/03/33(a)	9,603	10,016,986
5.05%, 03/03/53(a)	10,046	9,304,849
5.15%, 05/22/34(a)	5,944	6,254,427
5.25%, 05/14/35(a)	9,496	9,970,399
5.30%, 04/01/50(a)	11,122	10,797,638
5.50%, 05/22/54(a)	6,770	6,687,908
5.95%, 05/14/55(a)	9,804	10,276,775
6.05%, 05/14/65	7,461	7,793,000
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.20%, 01/15/38	$9,001	$10,104,965
Walmart, Inc., 1.80%, 09/22/31(a)	15,450	13,911,534
		484,171,440
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54(a)	7,142	7,367,554
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	10,528	8,198,024
4.45%, 06/01/32(a)	12,332	12,440,080
5.25%, 03/01/35(a)	3,696	3,841,629
5.70%, 09/01/55	6,699	6,770,423
6.59%, 10/15/37(a)	8,777	10,106,573
		41,356,729
Total Long-Term Investments — 97.5% (Cost: $33,318,001,121)		31,328,167,512
	Shares
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	2,657,230,932	2,658,559,547
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	367,690,000	$367,690,000
Total Short-Term Securities — 9.4% (Cost: $3,024,983,981)		3,026,249,547
Total Investments — 106.9% (Cost: $36,342,985,102)		34,354,417,059
Liabilities in Excess of Other Assets — (6.9)%		(2,221,782,728)
Net Assets — 100.0%		$32,132,634,331

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,386,575,277	$271,993,536 (a)	$—	$19,347	$(28,613)	$2,658,559,547	2,657,230,932	$5,038,571 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	304,490,000	63,200,000 (a)	—	—	—	367,690,000	367,690,000	12,168,502	—
				$19,347	$(28,613)	$3,026,249,547		$17,207,073	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

51
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$31,328,167,512	$—	$31,328,167,512
Short-Term Securities
Money Market Funds	3,026,249,547	—	—	3,026,249,547
	$3,026,249,547	$31,328,167,512	$—	$34,354,417,059
See notes to financial statements.
Schedule of Investments
52

Statements of Assets and Liabilities
February 28, 2026

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$16,311,952,934	$31,328,167,512
Investments, at value—affiliated(c)	2,772,355,622	3,026,249,547
Cash	3,949,669	39,426,599
Foreign currency, at value(d)	57,328	—
Receivables:
Investments sold	75,855,907	319,545,885
Securities lending income—affiliated	873,043	509,906
Loans	229,417	—
Capital shares sold	1,687,015	4,995,040
Dividends—affiliated	421,961	816,230
Interest—unaffiliated	278,982,875	400,072,248
Total assets	19,446,365,771	35,119,782,967
LIABILITIES
Collateral on securities loaned, at value	2,562,938,932	2,657,149,809
Payables:
Investments purchased	201,817,957	325,452,139
Capital shares redeemed	851,530	1,459,421
Investment advisory fees	6,473,096	3,087,267
Total liabilities	2,772,081,515	2,987,148,636
Commitments and contingent liabilities
NET ASSETS	$16,674,284,256	$32,132,634,331
NET ASSETS CONSIST OF
Paid-in capital	$19,287,220,960	$36,756,587,585
Accumulated loss	(2,612,936,704)	(4,623,953,254)
NET ASSETS	$16,674,284,256	$32,132,634,331
NET ASSET VALUE
Shares outstanding	206,800,000	287,600,000
Net asset value	$80.63	$111.73
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$16,819,168,335	$33,318,001,121
(b) Securities loaned, at value	$2,454,405,662	$2,563,553,370
(c) Investments, at cost—affiliated	$2,770,830,786	$3,024,983,981
(d) Foreign currency, at cost	$56,422	$—
See notes to financial statements.
53
2026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2026

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$3,283,919	$12,168,502
Interest—unaffiliated	1,057,191,721	1,371,923,792
Securities lending income—affiliated—net	13,022,714	5,038,571
Payment-in-kind interest—unaffiliated	9,652,513	—
Other income—unaffiliated	388,785	2,049,999
Total investment income	1,083,539,652	1,391,180,864
EXPENSES
Investment advisory	85,201,518	40,919,514
Interest expense	962	—
Total expenses	85,202,480	40,919,514
Net investment income	998,337,172	1,350,261,350
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(143,571,663)	(392,858,767)
Investments—affiliated	(48,168)	19,347
Foreign currency transactions	(2,438,189)	—
In-kind redemptions—unaffiliated(a)	125,129,356	(79,408,951)
Litigation proceeds(b)	4,172,362	—
	(16,756,302)	(472,248,371)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	145,395,631	981,911,029
Investments—affiliated	38,253	(28,613)
Foreign currency translations	1,841	—
	145,435,725	981,882,416
Net realized and unrealized gain	128,679,423	509,634,045
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,127,016,595	$1,859,895,395
(a) See Note 2 of the Notes to Financial Statements.
(b) Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.
See notes to financial statements.
Statements of Operations
54

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$998,337,172	$920,650,074	$1,350,261,350	$1,343,328,056
Net realized gain (loss)	(16,756,302)	110,124,227	(472,248,371)	(727,966,582)
Net change in unrealized appreciation (depreciation)	145,435,725	443,344,668	981,882,416	1,306,780,020
Net increase in net assets resulting from operations	1,127,016,595	1,474,118,969	1,859,895,395	1,922,141,494
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,010,010,897)	(957,253,452)	(1,357,340,480)	(1,352,653,165)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,300,624,326	(1,260,511,405)	1,088,165,850	(2,944,873,715)
NET ASSETS
Total increase (decrease) in net assets	1,417,630,024	(743,645,888)	1,590,720,765	(2,375,385,386)
Beginning of year	15,256,654,232	16,000,300,120	30,541,913,566	32,917,298,952
End of year	$16,674,284,256	$15,256,654,232	$32,132,634,331	$30,541,913,566

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
55
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$79.92	$77.18	$74.51	$83.47	$86.84
Net investment income(a)	4.59	4.59	4.40	3.88	3.06
Net realized and unrealized gain (loss)(b)	0.77	2.85	2.73	(8.87)	(2.95)
Net increase (decrease) from investment operations	5.36	7.44	7.13	(4.99)	0.11
Distributions from net investment income(c)	(4.65)	(4.70)	(4.46)	(3.97)	(3.48)
Net asset value, end of year	$80.63	$79.92	$77.18	$74.51	$83.47
Total Return(d)
Based on net asset value	6.92%(e)	9.96%	9.96%	(5.99)%	0.11%
Ratios to Average Net Assets(f)
Total expenses	0.49%	0.49%	0.49%	0.49%	0.48%
Net investment income	5.73%	5.86%	5.87%	5.10%	3.52%
Supplemental Data
Net assets, end of year (000)	$16,674,284	$15,256,654	$16,000,300	$12,703,212	$16,669,774
Portfolio turnover rate(g)	22%	14%	11%	31%	19%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 6.90%.

(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
56

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$109.47	$107.64	$105.81	$124.51	$132.40
Net investment income(a)	4.93	4.78	4.42	3.73	2.92
Net realized and unrealized gain (loss)(b)	2.29	1.80	1.88	(18.85)	(7.79)
Net increase (decrease) from investment operations	7.22	6.58	6.30	(15.12)	(4.87)
Distributions from net investment income(c)	(4.96)	(4.75)	(4.47)	(3.58)	(3.02)
Net asset value, end of year	$111.73	$109.47	$107.64	$105.81	$124.51
Total Return(d)
Based on net asset value	6.74%	6.25%	6.09%	(12.23)%	(3.76)%
Ratios to Average Net Assets(e)
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.50%	4.40%	4.15%	3.40%	2.21%
Supplemental Data
Net assets, end of year (000)	$32,132,634	$30,541,914	$32,917,299	$33,351,880	$35,822,432
Portfolio turnover rate(f)	16%	19%	17%	27%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
57
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
58

Notes to Financial Statements  (continued)
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
59
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
60

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$443,883,994	$(443,883,994)	$—	$—
Barclays Capital, Inc.	62,166,936	(62,166,936)	—	—
BMO Capital Markets Corp.	6,276,238	(6,276,238)	—	—
BNP Paribas SA	164,024,320	(164,024,320)	—	—
BofA Securities, Inc.	23,480,441	(23,480,441)	—	—
Citadel Clearing LLC	37,519,170	(37,519,170)	—	—
Citigroup Global Markets, Inc.	138,964,445	(138,964,445)	—	—
Deutsche Bank Securities, Inc.	507,769,525	(507,769,525)	—	—
Goldman Sachs & Co. LLC	177,483,709	(177,483,709)	—	—
HSBC Securities (USA), Inc.	267,813	(267,813)	—	—
J.P. Morgan Securities LLC	205,538,302	(205,538,302)	—	—
Jefferies LLC	7,094,390	(7,094,390)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	13,453,878	(13,453,878)	—	—
Morgan Stanley	99,748,990	(99,748,990)	—	—
National Bank of Canada	11,468,206	(11,468,206)	—	—
Nomura Securities International, Inc.	25,207,154	(25,207,154)	—	—
Pershing LLC	28,466,613	(28,466,613)	—	—
RBC Capital Markets LLC	242,420,133	(242,420,133)	—	—
Scotia Capital (USA), Inc.	73,630,302	(73,630,302)	—	—
Scotia Capital, Inc.	46,614,727	(46,614,727)	—	—
State Street Bank & Trust Co.	9,919,286	(9,919,286)	—	—
TD Securities (USA) LLC	7,146,191	(7,146,191)	—	—
UBS AG	270,831	(270,831)	—	—
UBS Securities LLC	1,730,393	(1,730,393)	—	—
Wells Fargo Bank N.A.	28,993,091	(28,993,091)	—	—
Wells Fargo Securities LLC	90,866,584	(90,866,584)	—	—
	$2,454,405,662	$(2,454,405,662)	$—	$—
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$457,372,152	$(457,372,152)	$—	$—
Barclays Capital, Inc.	28,895,478	(28,895,478)	—	—
BMO Capital Markets Corp.	3,479,303	(3,479,303)	—	—
BNP Paribas SA	—	—	—	—
BNP Paribas SA	198,575,687	(198,575,687)	—	—
BofA Securities, Inc.	72,071,676	(72,071,676)	—	—
Citadel Clearing LLC	4,510,890	(4,510,890)	—	—
Citigroup Global Markets, Inc.	78,936,689	(78,936,689)	—	—
Deutsche Bank Securities, Inc.	174,209,937	(174,209,937)	—	—
Goldman Sachs & Co. LLC	518,920,565	(518,920,565)	—	—
HSBC Securities (USA), Inc.	29,857,546	(29,857,546)	—	—
J.P. Morgan Securities LLC	505,513,820	(505,513,820)	—	—
Jefferies LLC	1,083,520	(1,083,520)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	27,043,742	(27,043,742)	—	—
Morgan Stanley	42,290,548	(42,290,548)	—	—
National Bank of Canada	54,803,518	(54,803,518)	—	—
Nomura Securities International, Inc.	8,113,051	(8,113,051)	—	—
Pershing LLC	65,030,290	(65,030,290)	—	—
RBC Capital Markets LLC	150,993,698	(150,993,698)	—	—
Scotia Capital (USA), Inc.	20,482,633	(20,482,633)	—	—
Scotia Capital, Inc.	15,291,682	(15,291,682)	—	—
State Street Bank & Trust Co.	2,698,990	(2,698,990)	—	—
TD Securities (USA) LLC	6,977,879	(6,977,879)	—	—
UBS AG	8,129,201	(8,129,201)	—	—
UBS Securities LLC	2,420,419	(2,420,419)	—	—
Wells Fargo Bank N.A.	7,616,939	(7,616,939)	—	—
Wells Fargo Securities LLC	78,233,517	(78,233,517)	—	—
	$2,563,553,370	$(2,563,553,370)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

61
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.475000
Over $33 billion, up to and including $47 billion	0.451250
Over $47 billion	0.428687
For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.142500
Over $181 billion, up to and including $231 billion	0.135375
Over $231 billion, up to and including $281 billion	0.128606
Over $281 billion	0.122175
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
62

Notes to Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBoxx $ High Yield Corporate Bond	$3,921,488
iBoxx $ Investment Grade Corporate Bond	1,872,515
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$3,864,495,311	$3,695,241,469
iBoxx $ Investment Grade Corporate Bond	4,847,132,580	4,624,818,475
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$34,155,370,756	$33,030,337,773
iBoxx $ Investment Grade Corporate Bond	60,572,317,062	59,655,607,978
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBoxx $ High Yield Corporate Bond	$125,267,971	$ (125,267,971)
iBoxx $ Investment Grade Corporate Bond	(81,677,745)	81,677,745
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
iBoxx $ High Yield Corporate Bond
Ordinary income	$1,010,010,897	$957,253,452
63
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,357,340,480	$1,352,653,165
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBoxx $ High Yield Corporate Bond	$85,894,594	$(2,134,493,277)	$(564,338,021)	$(2,612,936,704)
iBoxx $ Investment Grade Corporate Bond	113,933,384	(2,738,973,908)	(1,998,912,730)	(4,623,953,254)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the accrual of income on securities in default.

As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$19,648,647,484	$121,851,944	$(686,190,872)	$(564,338,928)
iBoxx $ Investment Grade Corporate Bond	36,353,329,789	101,922,697	(2,100,835,427)	(1,998,912,730)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Notes to Financial Statements
64

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	439,500,000	$35,032,189,560	500,800,000	$39,166,236,388
Shares redeemed	(423,600,000)	(33,731,565,234)	(517,200,000)	(40,426,747,793)
	15,900,000	$1,300,624,326	(16,400,000)	$(1,260,511,405)
iBoxx $ Investment Grade Corporate Bond
Shares sold	564,700,000	$61,963,984,991	598,900,000	$65,121,509,242
Shares redeemed	(556,100,000)	(60,875,819,141)	(625,700,000)	(68,066,382,957)
	8,600,000	$1,088,165,850	(26,800,000)	$(2,944,873,715)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
65
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
66

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares iBoxx $ High Yield Corporate Bond ETF
iShares iBoxx $ Investment Grade Corporate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
67
2026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
iBoxx $ High Yield Corporate Bond	$1,244,402
iBoxx $ Investment Grade Corporate Bond	5,524,171
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
iBoxx $ High Yield Corporate Bond	$1,004,380,283
iBoxx $ Investment Grade Corporate Bond	1,346,727,387
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
iBoxx $ High Yield Corporate Bond	$847,105,696
iBoxx $ Investment Grade Corporate Bond	1,167,751,421
Important Tax Information
68

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million. This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
69
2026 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
70

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
71
2026 iShares Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
• iShares Total USD Fixed Income Market ETF | BTOT | NYSE Arca

2

Schedule of Investments
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust 2025-1, 3.96%, 03/15/30	$5,500	$5,524,036
American Express Credit Account Master Trust
5.15%, 09/16/30	9,000	9,332,112
4.65%, 07/15/29	5,560	5,633,463
4.56%, 12/17/29	5,000	5,079,416
4.51%, 04/15/32	5,000	5,145,612
4.28%, 04/15/30	1,000	1,013,579
4.30%, 07/15/30	10,462	10,620,698
BA Credit Card Trust, 4.98%, 11/15/28	29,311	29,557,893
Barclays Dryrock Issuance Trust, 3.97%, 07/15/31	2,000	2,013,413
BMW Vehicle Lease Trust
4.43%, 06/26/28	5,000	5,041,023
4.49%, 10/25/28	2,000	2,023,991
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,833,535
4.66%, 12/27/32	1,250	1,275,499
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	15,053,592
4.65%, 10/15/37	7,780	7,926,107
Class A2, 1.39%, 07/15/30	11,000	10,421,106
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	4,200	4,236,088
Carmax Auto Owner Trust, 4.35%, 07/15/30	12,000	12,110,931
CarMax Auto Owner Trust
6.00%, 07/17/28	3,866	3,910,502
4.64%, 04/15/30	2,560	2,606,334
4.84%, 01/15/30	2,260	2,293,015
4.48%, 03/15/30	2,400	2,427,637
4.96%, 11/15/30	1,000	1,024,886
4.94%, 08/15/29	1,000	1,018,033
4.47%, 01/15/31	1,500	1,526,376
4.04%, 03/17/31	3,800	3,831,495
CarMax Select Receivables Trust
4.83%, 06/16/31	500	508,078
4.43%, 05/17/32	1,200	1,204,556
Carvana Auto Receivables Trust
4.26%, 10/10/29	2,032	2,036,153
4.55%, 08/12/30	1,000	1,008,096
4.24%, 08/11/31	2,000	2,024,105
4.48%, 10/10/31	1,500	1,519,869
4.04%, 11/11/30	1,500	1,504,341
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,986,545
4.63%, 01/15/31	10,035	10,310,195
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	2,015,736
6.15%, 06/15/39	3,000	3,415,272
4.30%, 06/21/30	4,000	4,057,147
4.49%, 06/21/32	4,250	4,361,227
CNH Equipment Trust
5.19%, 09/17/29	5,170	5,241,329
4.03%, 01/15/30	10,000	10,030,155
5.23%, 11/17/31	2,000	2,070,685
4.30%, 10/15/30	2,500	2,530,376
Drive Auto Receivables Trust
4.67%, 05/17/32	890	896,489
4.94%, 05/17/32	2,000	2,014,288
5.41%, 09/15/32	2,800	2,852,205
Security	Par (000)	Value
Exeter Automobile Receivables Trust
5.92%, 02/15/30	$5,000	$5,116,111
5.06%, 02/18/31	1,900	1,921,203
5.57%, 10/15/31	1,500	1,540,380
4.39%, 09/17/29	780	784,218
4.57%, 06/16/31	2,800	2,826,910
4.24%, 11/15/29	500	501,972
4.68%, 03/15/32	700	708,947
5.16%, 03/15/32	3,750	3,808,794
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,101,362
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,659,791
4.23%, 12/15/28	5,000	5,032,201
4.30%, 08/15/29	1,250	1,259,422
Ford Credit Auto Owner Trust
4.88%, 09/15/30	2,000	2,047,017
4.45%, 10/15/29	4,250	4,296,507
5.26%, 11/15/29	1,480	1,513,731
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30	2,000	2,016,428
4.63%, 04/15/30	5,100	5,180,955
4.06%, 09/15/30	3,750	3,780,255
GM Financial Automobile Leasing Trust
4.17%, 08/21/28	1,000	1,005,551
4.41%, 08/20/29	1,000	1,007,217
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	3,500	3,519,019
5.71%, 02/16/29	9,710	9,940,670
4.40%, 08/16/29	2,500	2,513,250
4.44%, 04/16/30	1,000	1,012,661
4.62%, 12/17/29	2,500	2,523,651
4.73%, 08/16/30	1,780	1,816,484
4.28%, 04/16/30	3,034	3,056,440
4.18%, 08/16/30	5,000	5,044,784
4.30%, 09/16/31	1,500	1,524,660
3.84%, 02/18/31	2,350	2,359,536
3.97%, 06/16/32	2,625	2,645,899
Harley-Davidson Motorcycle Trust, 4.67%, 04/15/30	2,000	2,026,132
Honda Auto Receivables Owner Trust
4.15%, 10/15/29	2,600	2,615,944
4.04%, 02/21/30	1,750	1,760,268
3.98%, 06/17/30	3,000	3,020,527
4.05%, 02/17/32	9,750	9,834,812
3.78%, 09/23/30	6,300	6,314,630
Hyundai Auto Receivables Trust
4.32%, 10/15/29	5,300	5,338,006
4.40%, 04/15/31	1,100	1,115,387
4.36%, 12/17/29	3,300	3,336,091
4.44%, 06/17/30	1,300	1,321,149
4.31%, 06/15/33	1,800	1,810,918
John Deere Owner Trust
4.96%, 11/15/28	2,829	2,851,670
4.91%, 02/18/31	1,850	1,883,660
4.06%, 06/15/29	2,140	2,147,572
4.23%, 09/17/29	3,900	3,929,687
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,156,824
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,085,400
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nissan Auto Lease Trust
5.21%, 12/15/28	$2,000	$2,025,689
4.75%, 03/15/28	5,000	5,056,737
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,048,897
4.57%, 11/15/30	500	511,709
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	13,473	13,572,915
5.45%, 03/15/30	1,670	1,690,661
5.64%, 08/15/30	3,500	3,570,235
5.14%, 02/17/32	4,100	4,148,713
4.87%, 05/15/31	1,000	1,011,524
5.43%, 03/17/31	500	508,609
4.49%, 09/15/31	2,000	2,021,089
4.68%, 09/15/31	1,500	1,520,975
4.17%, 04/15/30	3,300	3,316,209
4.27%, 01/15/32	3,000	3,024,413
4.95%, 01/15/32	2,050	2,070,211
3.93%, 07/15/30	5,800	5,807,031
4.26%, 04/15/32	900	903,130
Synchrony Card Funding LLC
5.04%, 03/15/30	9,330	9,438,691
4.49%, 05/15/31	7,000	7,102,649
Synchrony Card Issuance Trust, 4.06%, 11/15/31	3,380	3,409,019
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	4,620	4,650,553
4.34%, 11/15/29	600	605,846
4.49%, 06/17/30	600	612,236
4.76%, 05/15/30	1,000	1,023,874
4.11%, 03/15/30	3,270	3,295,203
4.19%, 01/15/31	2,500	2,534,086
3.84%, 06/17/30	2,500	2,509,844
Verizon Master Trust
4.17%, 08/20/30	6,300	6,328,947
4.62%, 11/20/30	7,700	7,813,944
3.96%, 08/20/31	1,800	1,811,534
Volkswagen Auto Lease Trust
4.50%, 06/20/28	2,750	2,776,526
4.01%, 01/22/29	4,700	4,715,217
Volkswagen Auto Loan Enhanced Trust, 5.01%, 01/22/30	6,000	6,066,248
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,035,846
4.86%, 11/15/30	2,000	2,041,519
4.34%, 09/16/30	2,300	2,322,563
4.08%, 11/15/30	3,200	3,224,184
3.86%, 05/15/31	5,600	5,620,600
Total Asset-Backed Securities — 0.4% (Cost: $498,244,327)		502,429,798
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64	7,260	6,555,136
2.46%, 06/15/64	2,000	1,758,888
3.20%, 09/15/64(a)	1,000	849,860
3.35%, 01/15/63(a)	1,400	1,243,726
3.39%, 03/15/64(a)	1,000	911,761
4.34%, 03/15/61(a)	500	487,565
4.34%, 05/15/61(a)	1,000	993,571
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.56%, 08/15/61(a)	$292	$282,050
4.79%, 02/15/52(a)	1,000	919,151
5.62%, 03/15/58(a)	3,175	3,407,116
5.72%, 06/15/57	4,450	4,799,312
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,374,835
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,539,349
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	986,965
Series 2019-BN21, Class A5, 2.85%, 10/17/52	13,310	12,741,349
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,112,375
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	21,474,534
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,172,384
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	900,164
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	8,129,054
BANK
2.98%, 11/15/64(a)	2,000	1,699,682
5.54%, 12/25/67	4,000	4,200,225
5.95%, 12/25/67(a)	500	501,976
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50(a)	1,000	983,717
Bank5
5.28%, 08/15/63	2,250	2,343,557
5.45%, 07/15/58	1,000	1,047,196
5.61%, 08/15/57	7,675	8,023,572
5.64%, 10/15/57	2,000	2,075,804
5.65%, 04/15/58	6,000	6,320,069
5.77%, 06/15/57	9,520	9,969,250
5.78%, 04/15/56	538	549,380
5.79%, 06/15/57	2,000	2,087,639
5.88%, 08/15/57	4,000	4,206,426
5.89%, 11/15/57	5,000	5,284,284
6.23%, 05/15/57	3,000	3,171,027
6.42%, 08/15/57(a)	650	674,265
6.49%, 06/15/57(a)	2,950	3,126,648
6.50%, 12/15/56	1,731	1,823,467
6.97%, 05/15/57(a)	2,580	2,749,485
6.97%, 05/15/57(a)	1,000	1,029,753
7.14%, 07/15/56(a)	1,949	2,066,419
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,160,834
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,414,797
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	965,723
BBCMS Mortgage Trust
1.62%, 10/15/53	867	832,773
2.69%, 11/15/54	3,000	2,732,896
3.19%, 02/15/54(a)	500	418,095
4.05%, 12/15/51	4,000	3,990,770
4.44%, 09/15/55	2,000	2,005,963
4.60%, 06/15/55(a)	5,390	5,418,901
5.02%, 09/15/58	5,700	5,884,312
5.12%, 09/15/57	2,500	2,590,194
5.14%, 12/15/57	5,400	5,563,599
5.30%, 12/15/58	6,300	6,628,208
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.40%, 09/15/57	$2,500	$2,642,939
5.45%, 09/15/55(a)	500	465,492
5.45%, 04/15/56	1,000	1,047,093
5.48%, 11/15/58	1,800	1,872,766
5.52%, 08/15/58	1,000	1,051,579
5.53%, 11/15/57	1,500	1,601,295
5.55%, 07/15/57	995	1,030,133
5.59%, 07/15/58(a)	9,500	10,196,279
5.63%, 09/15/57	5,100	5,291,709
5.71%, 12/15/55(a)	3,160	3,369,797
5.72%, 02/15/57	1,386	1,439,947
5.72%, 02/15/62	5,131	5,539,325
5.81%, 02/15/59(a)	1,840	1,874,612
5.83%, 11/15/57(a)	1,000	1,069,704
5.84%, 09/15/57(a)	3,000	3,208,870
5.84%, 03/15/58	500	529,140
5.84%, 08/15/58(a)	1,000	1,050,562
5.87%, 02/15/57	1,000	1,067,086
5.89%, 09/15/57	1,250	1,318,689
5.91%, 12/15/58(a)	750	767,898
5.94%, 05/15/57(a)	2,210	2,329,891
5.95%, 03/15/57	3,000	3,144,639
5.97%, 07/15/56(a)	500	534,835
5.98%, 03/15/58(a)	750	767,442
6.00%, 09/15/56(a)	10,000	10,899,967
6.12%, 12/15/55(a)	1,500	1,516,169
6.12%, 07/15/58(a)	1,500	1,611,904
6.13%, 11/15/57	900	949,900
6.15%, 03/15/57(a)	2,800	2,913,045
6.30%, 09/15/56(a)	1,000	1,095,248
6.30%, 09/15/56(a)	2,000	2,126,947
6.36%, 03/15/57(a)	1,000	1,053,388
6.54%, 05/15/58(a)	1,000	1,066,333
6.64%, 03/15/57(a)	1,660	1,722,891
6.80%, 11/15/56(a)	3,970	4,460,706
6.81%, 05/15/58(a)	500	530,474
7.47%, 12/15/56(a)	1,000	1,074,039
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,358,348
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,520	1,525,425
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,429,680
Series 2020-C7, Class A5, 2.04%, 04/15/53	13,900	12,724,164
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,520	1,383,146
Series 2021-C11, Class A5, 2.32%, 09/15/54	3,765	3,390,554
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,579,876
BBCMS Trust
2.27%, 07/15/54	2,500	2,384,724
Series 2021-C10, Class A5, 2.49%, 07/15/54	13,118	12,158,337
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,509,593
2.14%, 09/15/54	5,000	4,519,480
2.53%, 11/15/54(a)	1,000	831,239
3.18%, 02/15/53(a)	1,000	874,276
3.46%, 03/15/55(a)	1,500	1,422,240
3.61%, 03/15/55(a)	350	310,639
5.18%, 04/15/57	500	516,879
5.18%, 10/15/58	1,600	1,666,898
5.25%, 01/15/58	1,700	1,775,299
5.33%, 02/15/58	6,000	6,110,711
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.36%, 05/15/55	$2,000	$2,041,450
5.44%, 08/15/58(a)	1,500	1,572,012
5.60%, 08/15/57	3,700	3,864,426
5.66%, 04/15/57	2,000	2,107,652
5.77%, 05/15/56	1,000	1,042,417
5.86%, 08/15/58(a)	1,000	1,050,765
5.91%, 11/15/57(a)	2,000	2,115,899
6.03%, 12/15/57(a)	1,545	1,623,491
6.06%, 01/10/57(a)	1,610	1,662,801
6.06%, 08/15/57(a)	1,500	1,576,595
6.09%, 04/15/57(a)	1,000	1,057,060
6.38%, 03/15/57	4,460	4,700,657
6.63%, 07/15/57(a)	1,000	1,065,625
6.79%, 03/15/57	1,500	1,582,371
6.85%, 05/15/56(a)	500	532,040
6.95%, 07/15/57(a)	2,000	2,140,856
6.95%, 07/15/57(a)	1,500	1,579,341
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,222,214
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,562,303
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,988,222
Series 2018-B5, Class A4, 4.21%, 07/15/51	5,000	5,005,434
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	10,171,613
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	1,100	1,059,958
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,932,838
Series 2019-B11, Class A4, 3.28%, 05/15/52	19,238	18,823,806
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	19,572,129
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,123,031
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,386,771
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,778,503
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	22,401,960
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	419,881
Series 2021-B26, Class A5, 2.61%, 06/15/54	1,400	1,283,566
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,264,408
BMARK, 7.46%, 11/15/56(a)	1,097	1,175,493
BMO Mortgage Trust
4.70%, 10/15/58	1,000	1,017,422
4.79%, 07/15/54(a)	1,942	1,953,130
5.15%, 12/15/57	1,000	1,031,016
5.18%, 10/15/58	1,500	1,557,324
5.31%, 09/15/54	1,200	1,252,273
5.32%, 09/15/57	500	517,626
5.57%, 06/15/58	1,000	1,067,316
5.58%, 12/15/58	1,200	1,249,537
5.63%, 12/15/57(a)	1,100	1,153,049
5.69%, 02/15/58	7,750	8,336,410
5.74%, 02/15/57	1,000	1,039,832
5.74%, 12/15/57(a)	900	888,292
5.75%, 09/15/57(a)	2,000	2,065,184
5.76%, 07/15/57	2,500	2,699,371
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.78%, 04/15/58(a)	$950	$1,001,816
5.86%, 02/15/57	3,730	3,918,600
5.87%, 06/15/58(a)	1,500	1,634,831
5.88%, 09/15/57(a)	500	499,898
5.89%, 11/15/57(a)	3,500	3,633,583
5.91%, 03/15/57(a)	4,000	4,292,619
5.93%, 02/15/59(a)(b)	500	509,099
5.96%, 09/15/56(a)	30,000	32,662,750
6.01%, 07/15/58	568	582,363
6.09%, 09/15/57(a)	750	780,503
6.14%, 03/15/57(a)	2,330	2,479,626
6.16%, 10/15/58(a)	1,000	1,050,471
6.20%, 11/15/57(a)	3,500	3,671,335
6.23%, 03/15/57(a)	1,500	1,530,216
6.26%, 04/15/58(a)	1,000	1,015,636
6.29%, 02/15/57(a)	4,810	5,040,322
6.38%, 07/15/57(a)	500	514,307
6.49%, 05/15/58(a)	500	511,087
6.67%, 12/15/56(a)	1,500	1,674,087
6.86%, 02/15/57(a)	687	704,539
7.24%, 11/15/56(a)	11,200	11,994,864
7.24%, 11/15/56(a)	2,000	2,130,099
CD Mortgage Trust
3.19%, 11/13/50	952	940,418
3.71%, 11/13/50(a)	500	492,932
3.91%, 11/13/50(a)	995	958,342
4.66%, 08/15/51(a)	1,188	1,161,447
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	1,000	970,879
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,886,668
3.74%, 03/10/51	1,932	1,919,293
3.92%, 12/15/72(a)	1,500	1,379,839
Series 2017-P7, Class A4, 3.71%, 04/14/50	5,000	4,967,241
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,975,423
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,961,924
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,586,347
Series 2019-GC41, Class A5, 2.87%, 08/10/56	9,000	8,625,334
Commercial Mortgage Trust, 5.29%, 11/15/55(a)	1,000	1,049,326
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	480,630
4.45%, 04/15/51(a)	1,800	1,761,380
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	985,394
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	22,000	21,958,032
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,584,709
Series 2020-C19, Class A3, 2.56%, 03/15/53	2,000	1,840,999
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	5,500	5,359,833
Federal Home Loan Mortgage Corp.
4.33%, 06/25/30(a)	18,500	18,874,608
4.40%, 06/25/35(a)	3,000	3,043,135
4.53%, 10/25/35(a)	2,000	2,046,516
4.58%, 10/25/34(a)	10,000	10,297,434
4.58%, 08/25/35(a)	2,700	2,774,815
4.60%, 09/25/35(a)	5,000	5,144,147
4.94%, 11/25/30(a)	4,000	4,183,333
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/25/35(a)	$3,000	$3,178,187
5.15%, 12/25/33(a)	1,875	2,004,041
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,615,434
2.36%, 10/25/36	2,500	2,084,523
3.00%, 09/25/29	20,868	20,417,555
3.53%, 08/25/32	5,000	4,876,744
3.53%, 09/25/32	1,000	970,883
3.78%, 01/25/32	3,088	3,091,472
3.78%, 11/25/32(a)	17,795	17,581,843
3.80%, 03/25/32	1,906	1,906,798
3.80%, 10/25/32(a)	2,500	2,471,556
3.82%, 12/25/32(a)	21,500	21,273,064
4.05%, 07/25/33	35,000	35,005,414
4.20%, 05/25/33	29,998	30,296,122
4.25%, 04/25/33	40,000	40,529,828
4.27%, 07/25/30(a)	13,200	13,437,721
4.28%, 07/25/30	10,500	10,697,752
4.29%, 07/25/30(a)	6,500	6,625,870
4.35%, 02/25/30(a)	14,300	14,589,964
4.35%, 01/25/33(a)	13,140	13,400,856
4.46%, 08/25/31	5,000	5,136,263
4.50%, 07/25/33(a)	5,000	5,140,074
4.51%, 07/25/29	5,700	5,834,819
4.51%, 02/25/30(a)	2,460	2,523,988
4.57%, 12/25/28	3,253	3,315,589
4.74%, 08/25/28(a)	15,000	15,314,353
4.76%, 10/25/34	5,000	5,215,463
4.80%, 09/25/28(a)	3,920	4,008,385
4.85%, 09/25/28	5,000	5,122,105
5.20%, 02/25/31	5,560	5,889,452
5.36%, 01/25/29(a)	14,300	14,893,088
5.40%, 01/25/29	15,000	15,634,190
5.40%, 01/25/29	8,000	8,326,273
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	9,028,109
1.81%, 10/25/31(a)	3,000	2,710,552
1.92%, 01/25/32(a)	1,522	1,372,404
2.40%, 11/25/31	5,000	4,637,216
2.59%, 06/25/32(a)	1,048	972,600
4.18%, 07/25/28(a)	18,332	18,504,469
Series 2017, Class A2, 2.97%, 09/25/27(a)	1,504	1,488,276
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,848,734
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	487,357
Freddie Mac Multifamily Structured Pass Through Certificates
1.34%, 06/25/30	2,500	2,270,846
4.07%, 12/25/30(a)	25,000	25,253,164
4.39%, 12/25/35(a)	5,000	5,055,184
4.49%, 09/25/34	1,225	1,254,325
4.54%, 07/25/29(a)	4,042	4,141,682
4.66%, 12/25/34(a)	1,000	1,035,562
5.07%, 10/25/28(a)	1,525	1,570,449
GS Mortgage Securities Trust
2.12%, 05/12/53	2,745	2,590,315
2.38%, 05/12/53	3,265	3,046,917
2.91%, 02/13/53	1,000	955,910
3.45%, 05/12/53(a)	1,840	1,653,936
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.70%, 02/10/52	$1,000	$989,773
4.38%, 07/10/51(a)	2,433	2,400,244
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,838,571
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,998,978
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,991,941
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,488,192
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,955,329
4.03%, 03/10/52	3,500	3,399,400
Morgan Stanley BAML Trust, 5.64%, 03/15/58	400	420,938
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	375	388,707
5.63%, 08/15/58	255	274,112
Morgan Stanley Capital I, 4.31%, 12/15/50(a)	796	772,164
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,587,212
2.70%, 07/15/53	200	173,057
2.73%, 05/15/54	1,275	1,179,937
2.75%, 06/15/54(a)	2,000	1,780,461
2.88%, 02/15/53	1,264	1,169,292
3.44%, 06/15/54(a)	1,000	850,732
3.54%, 02/15/53(a)	500	454,863
3.65%, 11/15/52(a)	500	461,705
3.65%, 11/15/52(a)	1,000	888,383
4.86%, 07/15/51(a)	1,000	953,713
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,893,043
Series 2018, Class A3, 4.14%, 10/15/51	18,395	18,383,257
Series 2018-H3, Class A4, 3.91%, 07/15/51	440	438,293
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,542,794
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,425,655
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,894,912
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,501,012
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,624,036
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,591,002
4.03%, 08/15/51	5,496	5,480,794
4.57%, 12/15/50(a)	528	504,474
4.67%, 12/15/51(a)	1,000	986,364
4.75%, 12/15/51(a)	1,500	1,500,894
5.10%, 12/15/51(a)	750	738,124
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	18,012,613
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	1,924	1,843,727
2.70%, 07/15/53	375	319,573
3.31%, 11/15/54	500	428,652
4.15%, 03/15/51(a)	1,749	1,733,202
4.29%, 06/15/52(a)	1,294	1,114,593
4.48%, 11/15/50(a)	500	468,475
4.55%, 03/15/52	1,000	985,607
4.67%, 09/15/61(a)	3,000	2,988,965
5.19%, 10/15/58	1,000	1,037,198
5.59%, 07/15/58	2,950	3,106,046
5.65%, 02/15/58	1,031	1,105,920
5.92%, 07/15/58	1,000	1,055,753
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.93%, 07/15/57	$3,000	$3,158,660
5.97%, 10/15/58(a)	250	264,993
5.98%, 10/15/58(a)	500	524,418
6.10%, 01/15/58	1,500	1,597,283
Class A4, 2.34%, 08/15/54	4,600	4,178,734
Class ASB, 4.17%, 05/15/51	345	344,777
Series 2018-C46, Class AS, 4.38%, 08/15/51	1,500	1,482,297
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,822,539
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	6,078,347
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	16,121,119
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,782,156
		1,433,008,372
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,438,098,285)		1,433,008,372
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	3,168	2,886,584
2.45%, 04/30/30	4,677	4,355,574
2.60%, 08/01/31	5,764	5,253,222
3.38%, 03/01/41	2,232	1,706,984
4.20%, 03/02/29	1,335	1,337,316
4.20%, 06/01/30	5,212	5,209,339
4.65%, 10/01/28	3,681	3,720,945
4.75%, 03/30/30	3,928	4,002,326
5.00%, 06/02/33	1,650	1,644,742
5.30%, 11/01/34(c)	5,045	5,089,119
5.30%, 06/02/36	1,650	1,635,748
5.38%, 06/15/33	2,738	2,824,159
5.40%, 10/01/48(c)	2,350	2,135,351
		41,801,409
Aerospace & Defense — 0.4%
Boeing Co.(The)
2.80%, 03/01/27	1,854	1,831,630
2.95%, 02/01/30	5,309	5,087,008
3.20%, 03/01/29	4,841	4,730,663
3.25%, 02/01/28	4,900	4,841,957
3.25%, 03/01/28	2,644	2,612,208
3.25%, 02/01/35	3,389	3,018,118
3.38%, 06/15/46	3,528	2,553,872
3.45%, 11/01/28	2,833	2,798,840
3.50%, 03/01/39	2,054	1,720,997
3.55%, 03/01/38	1,928	1,660,301
3.60%, 05/01/34	4,221	3,893,051
3.63%, 02/01/31	5,617	5,455,098
3.63%, 03/01/48	3,063	2,241,517
3.65%, 03/01/47	2,406	1,795,065
3.75%, 02/01/50	6,716	4,985,902
3.83%, 03/01/59	3,287	2,322,523
3.85%, 11/01/48	3,064	2,332,976
3.90%, 05/01/49	5,001	3,817,722
3.95%, 08/01/59	6,373	4,567,267
5.04%, 05/01/27	9,184	9,280,895
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.15%, 05/01/30	$16,463	$17,049,476
5.71%, 05/01/40	11,037	11,485,810
5.81%, 05/01/50	23,386	23,455,746
5.88%, 02/15/40	2,318	2,432,679
5.93%, 05/01/60	14,872	14,929,435
6.13%, 02/15/33	2,198	2,403,551
6.26%, 05/01/27	5,150	5,276,204
6.30%, 05/01/29	5,705	6,079,208
6.39%, 05/01/31	3,715	4,058,175
6.53%, 05/01/34	11,165	12,527,384
6.63%, 02/15/38	2,039	2,302,938
6.86%, 05/01/54	7,885	9,047,492
6.88%, 03/15/39	2,671	3,059,435
7.01%, 05/01/64	4,175	4,850,476
Embraer Netherlands Finance BV
5.40%, 01/09/38	2,935	2,939,222
5.98%, 02/11/35	275	295,118
GE Capital Funding LLC, 4.55%, 05/15/32	3,682	3,750,833
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	5,869	5,790,650
General Dynamics Corp.
2.25%, 06/01/31	2,695	2,474,395
2.63%, 11/15/27	2,929	2,882,866
2.85%, 06/01/41	3,489	2,687,047
3.50%, 04/01/27	3,297	3,290,525
3.60%, 11/15/42	1,343	1,118,288
3.63%, 04/01/30	6,147	6,087,128
3.75%, 05/15/28	5,363	5,378,036
4.25%, 04/01/40	4,024	3,744,793
4.25%, 04/01/50	4,335	3,749,332
4.95%, 08/15/35	1,960	2,026,751
General Electric Co.
4.30%, 07/29/30	2,780	2,825,255
4.35%, 05/01/50	1,905	1,667,739
4.50%, 03/11/44	1,600	1,474,020
4.90%, 01/29/36	4,710	4,827,903
5.88%, 01/14/38	2,877	3,161,167
6.75%, 03/15/32	3,635	4,153,585
6.88%, 01/10/39	2,740	3,260,551
HEICO Corp.
5.25%, 08/01/28	1,840	1,893,283
5.35%, 08/01/33	1,960	2,058,473
Hexcel Corp., 5.88%, 02/26/35	1,115	1,187,715
Howmet Aerospace, Inc.
3.00%, 01/15/29	2,225	2,171,846
4.55%, 11/15/32	2,020	2,058,761
4.85%, 10/15/31	1,520	1,576,054
5.95%, 02/01/37	2,045	2,232,367
6.75%, 01/15/28(c)	1,940	2,041,429
L3Harris Technologies, Inc.
1.80%, 01/15/31	4,300	3,852,313
2.90%, 12/15/29	3,196	3,069,492
4.40%, 06/15/28	9,424	9,510,406
4.85%, 04/27/35	1,876	1,894,022
5.05%, 06/01/29	2,470	2,545,829
5.05%, 04/27/45	2,833	2,752,770
5.25%, 06/01/31	2,520	2,639,020
5.35%, 06/01/34	3,305	3,450,900
5.40%, 07/31/33	6,700	7,056,530
5.50%, 08/15/54	2,980	2,957,103
5.60%, 07/31/53	2,390	2,403,161
Security	Par (000)	Value
Aerospace & Defense (continued)
6.15%, 12/15/40	$1,785	$1,972,720
Lockheed Martin Corp.
1.85%, 06/15/30	3,770	3,457,654
2.80%, 06/15/50	4,958	3,224,432
3.60%, 03/01/35(c)	2,308	2,159,231
3.80%, 03/01/45	5,470	4,485,196
3.90%, 06/15/32	3,575	3,549,777
4.07%, 12/15/42	4,823	4,218,021
4.09%, 09/15/52	8,201	6,652,912
4.15%, 08/15/28	2,150	2,171,001
4.15%, 06/15/53	3,580	2,924,519
4.30%, 06/15/62	4,285	3,463,753
4.40%, 08/15/30	2,885	2,937,342
4.45%, 05/15/28	1,935	1,961,805
4.50%, 02/15/29	2,845	2,902,132
4.50%, 05/15/36	2,240	2,233,649
4.70%, 12/15/31	2,220	2,298,373
4.70%, 05/15/46	5,934	5,476,956
4.75%, 02/15/34	4,000	4,104,168
4.80%, 08/15/34	2,950	3,019,005
5.00%, 08/15/35	3,975	4,107,850
5.10%, 11/15/27	4,945	5,061,713
5.20%, 02/15/55(c)	4,420	4,254,614
5.20%, 02/15/64	2,830	2,665,461
5.25%, 01/15/33	4,635	4,929,399
5.70%, 11/15/54	4,105	4,239,069
5.72%, 06/01/40(c)	2,192	2,398,445
5.90%, 11/15/63	2,945	3,103,047
Series B, 6.15%, 09/01/36	2,675	3,003,941
Northrop Grumman Corp.
3.25%, 01/15/28	10,288	10,186,109
3.85%, 04/15/45	3,249	2,658,238
4.03%, 10/15/47	9,986	8,204,950
4.40%, 05/01/30	2,837	2,877,801
4.60%, 02/01/29	2,360	2,405,968
4.65%, 07/15/30	3,505	3,590,164
4.70%, 03/15/33	3,810	3,891,216
4.75%, 06/01/43	4,614	4,339,878
4.90%, 06/01/34	3,330	3,417,564
4.95%, 03/15/53	4,365	4,013,745
5.05%, 11/15/40	1,783	1,791,106
5.15%, 05/01/40	2,825	2,857,042
5.20%, 06/01/54(c)	5,035	4,799,810
5.25%, 07/15/35	2,895	3,031,585
5.25%, 05/01/50	5,048	4,880,093
RTX Corp.
1.90%, 09/01/31	4,531	4,030,256
2.25%, 07/01/30	4,750	4,426,329
2.38%, 03/15/32	4,407	3,972,958
2.82%, 09/01/51	4,304	2,747,781
3.03%, 03/15/52	5,517	3,666,509
3.13%, 05/04/27	5,821	5,775,763
3.13%, 07/01/50	5,410	3,717,488
3.50%, 03/15/27	5,970	5,952,449
3.75%, 11/01/46	5,609	4,444,523
4.05%, 05/04/47	3,743	3,093,746
4.13%, 11/16/28	12,274	12,347,376
4.15%, 05/15/45	4,730	4,028,831
4.35%, 04/15/47	4,951	4,285,000
4.45%, 11/16/38	3,755	3,575,763
4.50%, 06/01/42	15,897	14,615,014
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.63%, 11/16/48	$7,373	$6,568,871
4.70%, 12/15/41	2,520	2,395,874
4.80%, 12/15/43	2,419	2,268,308
4.88%, 10/15/40	2,829	2,781,348
5.15%, 02/27/33	5,200	5,441,068
5.38%, 02/27/53	4,705	4,589,974
5.40%, 05/01/35	2,202	2,345,740
5.70%, 04/15/40	2,610	2,774,192
5.75%, 01/15/29	3,110	3,267,570
6.00%, 03/15/31	4,545	4,928,515
6.05%, 06/01/36(c)	1,070	1,186,896
6.10%, 03/15/34	6,735	7,443,179
6.13%, 07/15/38	1,930	2,142,607
6.40%, 03/15/54	5,415	6,054,198
7.20%, 08/15/27	2,778	2,910,186
7.50%, 09/15/29	2,868	3,204,171
Spirit AeroSystems, Inc., 4.60%, 06/15/28	390	393,601
		616,739,835
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/32	8,425	7,559,566
3.40%, 05/06/30	4,964	4,830,042
3.40%, 02/04/41	7,157	5,608,283
3.70%, 02/04/51	5,992	4,288,701
3.88%, 09/16/46	6,532	5,032,552
4.00%, 02/04/61(c)	4,275	3,128,001
4.25%, 08/09/42	4,504	3,816,284
4.45%, 05/06/50	2,638	2,138,251
4.50%, 08/06/30	1,915	1,945,963
4.50%, 05/02/43	2,993	2,589,639
4.80%, 02/14/29	8,184	8,362,766
4.88%, 02/04/28	1,730	1,761,426
5.25%, 08/06/35	2,270	2,325,660
5.38%, 01/31/44	8,022	7,750,962
5.63%, 02/06/35	1,880	1,975,325
5.80%, 02/14/39	9,632	10,014,765
5.95%, 02/14/49	10,772	10,901,958
6.20%, 11/01/28	3,570	3,766,894
6.88%, 11/01/33	2,070	2,355,776
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,980	1,239,899
2.90%, 03/01/32	3,485	3,240,038
3.25%, 03/27/30	6,256	6,086,559
3.75%, 09/15/47	2,289	1,831,478
4.02%, 04/16/43	1,707	1,468,403
4.50%, 08/15/33	1,875	1,895,980
4.50%, 03/15/49	3,004	2,637,185
4.54%, 03/26/42	2,847	2,638,416
5.38%, 09/15/35	2,206	2,349,307
5.94%, 10/01/32	1,982	2,170,545
BAT Capital Corp.
2.26%, 03/25/28	4,365	4,222,239
2.73%, 03/25/31	5,948	5,537,624
3.46%, 09/06/29	2,787	2,734,232
3.56%, 08/15/27	5,278	5,250,854
3.73%, 09/25/40	1,950	1,615,455
3.98%, 09/25/50	830	623,731
4.39%, 08/15/37	11,614	10,861,335
4.54%, 08/15/47	8,120	6,840,357
4.63%, 03/22/33	3,650	3,663,490
4.70%, 04/02/27	5,089	5,123,267
Security	Par (000)	Value
Agriculture (continued)
4.74%, 03/16/32	$4,230	$4,302,768
4.76%, 09/06/49	4,713	4,039,009
4.91%, 04/02/30	4,943	5,075,505
5.28%, 04/02/50	2,797	2,565,611
5.35%, 08/15/32	3,390	3,558,917
5.63%, 08/15/35(c)	4,200	4,427,846
5.65%, 03/16/52	4,075	3,904,848
5.83%, 02/20/31	4,135	4,420,375
6.00%, 02/20/34	3,745	4,057,278
6.25%, 08/15/55	650	675,250
6.34%, 08/02/30	4,755	5,167,237
6.42%, 08/02/33	5,860	6,507,931
7.08%, 08/02/43	3,740	4,253,547
7.08%, 08/02/53	4,675	5,353,724
7.75%, 10/19/32	2,836	3,341,163
BAT International Finance PLC
4.45%, 03/16/28	6,240	6,297,036
5.93%, 02/02/29	4,970	5,230,585
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	6,225	5,792,199
3.20%, 04/21/31	2,030	1,931,471
3.75%, 09/25/27	3,906	3,897,081
4.10%, 01/07/28	3,520	3,537,106
4.20%, 09/17/29	3,620	3,642,620
4.55%, 08/04/30	3,880	3,941,928
4.65%, 09/17/34	3,655	3,635,683
5.15%, 08/04/35	2,280	2,337,322
Philip Morris International, Inc.
1.75%, 11/01/30	4,998	4,501,985
2.10%, 05/01/30	3,288	3,042,153
3.13%, 08/17/27	2,920	2,895,596
3.13%, 03/02/28	2,836	2,797,201
3.38%, 08/15/29	7,231	7,103,938
3.88%, 10/27/28	2,385	2,388,487
3.88%, 08/21/42	3,701	3,098,343
4.00%, 10/29/30	2,975	2,967,569
4.13%, 04/28/28	3,605	3,629,025
4.13%, 03/04/43	4,349	3,758,517
4.25%, 10/29/32	2,975	2,966,509
4.25%, 11/10/44	4,018	3,470,469
4.38%, 11/01/27	3,860	3,898,250
4.38%, 04/30/30	3,040	3,077,640
4.38%, 11/15/41	3,732	3,362,869
4.50%, 03/20/42	3,750	3,418,957
4.63%, 11/01/29	3,220	3,295,699
4.63%, 10/29/35	3,575	3,537,181
4.75%, 11/01/31	3,470	3,567,546
4.88%, 02/15/28	7,570	7,714,858
4.88%, 02/13/29	3,295	3,387,144
4.88%, 04/30/35	2,545	2,584,087
4.88%, 11/15/43	3,735	3,492,949
4.90%, 11/01/34	3,235	3,297,775
5.13%, 11/17/27	7,392	7,542,816
5.13%, 02/15/30	6,660	6,916,812
5.13%, 02/13/31	5,615	5,859,347
5.25%, 09/07/28	2,465	2,548,312
5.25%, 02/13/34	7,755	8,120,567
5.38%, 02/15/33	9,950	10,496,032
5.50%, 09/07/30	2,685	2,837,351
5.63%, 11/17/29	8,410	8,885,090
5.63%, 09/07/33	3,455	3,705,705
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.75%, 11/17/32	$5,581	$6,018,428
6.38%, 05/16/38	7,543	8,483,560
Reynolds American, Inc.
5.70%, 08/15/35	3,504	3,695,669
5.85%, 08/15/45	10,103	10,099,082
6.15%, 09/15/43	2,731	2,839,438
7.25%, 06/15/37	2,555	2,987,079
		442,367,283
Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	910	914,270
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(c)	2,010	1,986,308
Series 2015-2, Class AA, 3.60%, 03/22/29(c)	2,128	2,107,739
Series 2016-1, Class AA, 3.58%, 07/15/29	1,713	1,691,498
Series 2016-2, Class AA, 3.20%, 12/15/29	1,962	1,919,990
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	1,268	1,231,994
Series 2017-1, Class AA, 3.65%, 02/15/29	2,067	2,041,125
Series 2017-2, Class AA, 3.35%, 04/15/31(c)	2,051	1,997,489
Series 2019-1, Class AA, 3.15%, 08/15/33	2,416	2,293,366
Series A, Class A, 2.88%, 01/11/36	3,456	3,168,620
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	3,732	3,603,380
Delta Air Lines, Inc.
3.75%, 10/28/29	2,410	2,367,437
4.38%, 04/19/28	1,900	1,907,867
4.95%, 07/10/28	3,580	3,639,022
5.25%, 07/10/30	2,715	2,799,631
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(c)	2,493	2,385,733
Series 2019-1, Class AA, 2.75%, 11/15/33	2,421	2,178,897
Southwest Airlines Co.
2.63%, 02/10/30	3,138	2,941,038
3.45%, 11/16/27	2,273	2,251,858
4.38%, 11/15/28	3,530	3,555,861
5.13%, 06/15/27	9,017	9,121,720
5.25%, 11/15/35	3,320	3,293,650
United Airlines Pass-Through Trust
5.80%, 07/15/37	6,025	6,379,862
Series 2016-1, Class AA, 3.10%, 01/07/30	2,633	2,572,733
Series 2016-2, Class AA, 2.88%, 04/07/30	2,361	2,287,705
Series 2018-1, Class AA, 3.50%, 09/01/31	2,840	2,785,446
Series 2019, Class AA, 4.15%, 02/25/33	2,008	1,984,120
Series 2019-2, Class AA, 2.70%, 11/01/33	3,606	3,357,407
Series 2020-1, 5.88%, 04/15/29	3,826	3,917,472
Series 24-A, 5.88%, 08/15/38	1,903	1,958,996
Series AA, 5.45%, 08/15/38	4,422	4,597,673
		89,239,907
Apparel — 0.0%
NIKE, Inc.
2.75%, 03/27/27	5,748	5,691,785
2.85%, 03/27/30	7,520	7,229,628
3.25%, 03/27/40	5,200	4,282,825
3.38%, 11/01/46	3,305	2,490,372
3.38%, 03/27/50	6,557	4,796,970
3.63%, 05/01/43	2,999	2,434,220
3.88%, 11/01/45	5,583	4,587,214
Security	Par (000)	Value
Apparel (continued)
PVH Corp., 5.50%, 06/13/30	$1,315	$1,349,810
Ralph Lauren Corp.
2.95%, 06/15/30	5,039	4,828,193
5.00%, 06/15/32	150	156,116
Tapestry, Inc.
3.05%, 03/15/32	2,503	2,323,518
4.13%, 07/15/27	2,031	2,031,792
5.10%, 03/11/30	1,475	1,521,693
5.50%, 03/11/35	685	710,188
		44,434,324
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	3,387	3,027,980
2.00%, 03/24/28	3,890	3,745,452
2.25%, 01/12/29	3,175	3,030,962
3.50%, 02/15/28	2,696	2,678,169
4.15%, 01/08/29	2,230	2,241,507
4.25%, 09/01/28	2,885	2,906,810
4.40%, 09/05/29	3,660	3,707,889
4.45%, 10/22/27	3,405	3,437,132
4.45%, 01/08/31	2,320	2,342,756
4.50%, 09/04/30	3,105	3,141,440
4.55%, 07/09/27	1,930	1,948,377
4.55%, 03/03/28	2,300	2,328,773
4.60%, 04/17/30	3,600	3,662,159
4.70%, 01/12/28	2,720	2,760,774
4.80%, 03/05/30	2,040	2,089,712
4.85%, 10/23/31	3,075	3,160,167
4.90%, 03/12/27	3,725	3,766,136
4.90%, 07/09/27	2,105	2,133,739
4.90%, 03/13/29	4,545	4,661,160
4.90%, 01/10/34	2,375	2,411,813
5.05%, 07/10/31	4,515	4,678,080
5.10%, 01/08/36	3,070	3,096,117
5.13%, 07/07/28	3,395	3,484,645
5.15%, 07/09/32	1,910	1,981,635
5.20%, 03/05/35	2,155	2,204,418
5.65%, 11/15/28	3,545	3,698,579
5.85%, 10/04/30	2,520	2,692,051
Cummins, Inc.
1.50%, 09/01/30	4,369	3,942,948
2.60%, 09/01/50	5,425	3,374,202
4.25%, 05/09/28	1,200	1,212,850
4.70%, 02/15/31	3,490	3,590,934
4.88%, 10/01/43	4,671	4,536,742
4.90%, 02/20/29	1,545	1,593,902
5.15%, 02/20/34	1,510	1,576,348
5.30%, 05/09/35	3,350	3,525,665
5.45%, 02/20/54	2,130	2,125,571
Ford Motor Co.
3.25%, 02/12/32	12,315	11,074,801
4.75%, 01/15/43	9,220	7,415,533
5.29%, 12/08/46(c)	5,910	5,042,724
6.10%, 08/19/32(c)	7,725	8,075,268
6.63%, 10/01/28	672	710,396
7.40%, 11/01/46	3,580	3,912,025
7.45%, 07/16/31(c)	5,110	5,706,717
9.63%, 04/22/30	1,970	2,301,584
Ford Motor Credit Co. LLC
2.90%, 02/16/28	4,310	4,182,289
2.90%, 02/10/29	3,960	3,768,339
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.63%, 06/17/31	$4,875	$4,541,950
3.82%, 11/02/27	3,551	3,522,033
4.00%, 11/13/30	8,660	8,294,049
4.13%, 08/17/27	5,650	5,629,251
4.95%, 05/28/27	5,485	5,524,498
4.97%, 04/06/29	2,845	2,863,609
5.11%, 05/03/29	10,595	10,696,166
5.30%, 09/06/29	3,330	3,377,859
5.73%, 09/05/30	3,710	3,816,838
5.75%, 04/06/33	2,960	3,015,991
5.80%, 03/05/27	8,620	8,735,119
5.80%, 03/08/29	6,120	6,302,841
5.85%, 05/17/27	5,620	5,711,589
5.87%, 10/31/35	5,760	5,779,150
5.88%, 11/07/29	3,460	3,576,608
5.92%, 03/20/28	3,550	3,642,307
6.05%, 03/05/31	4,850	5,043,710
6.05%, 11/05/31	4,190	4,354,063
6.13%, 03/08/34	7,525	7,781,076
6.50%, 02/07/35	4,780	5,016,611
6.53%, 03/19/32	3,430	3,647,427
6.80%, 05/12/28	6,625	6,928,947
6.80%, 11/07/28	6,520	6,867,058
7.12%, 11/07/33	5,665	6,176,101
7.20%, 06/10/30	3,950	4,260,856
7.35%, 11/04/27	9,560	9,976,596
7.35%, 03/06/30	5,420	5,869,623
General Motors Co.
4.20%, 10/01/27	4,344	4,352,865
5.00%, 10/01/28	5,635	5,747,076
5.00%, 04/01/35(c)	3,643	3,616,695
5.15%, 04/01/38	5,020	4,891,213
5.20%, 04/01/45	5,952	5,424,193
5.35%, 04/15/28	1,400	1,434,503
5.40%, 10/15/29	3,090	3,211,689
5.40%, 04/01/48(c)	3,536	3,258,473
5.60%, 10/15/32	6,005	6,327,139
5.63%, 04/15/30	2,375	2,489,412
5.95%, 04/01/49	4,420	4,352,830
6.25%, 04/15/35	2,120	2,273,940
6.25%, 10/02/43	7,015	7,196,722
6.60%, 04/01/36	5,645	6,193,525
6.75%, 04/01/46	3,517	3,801,325
6.80%, 10/01/27(c)	5,951	6,172,308
General Motors Financial Co., Inc.
2.35%, 01/08/31	4,250	3,866,950
2.40%, 04/10/28	5,500	5,321,226
2.40%, 10/15/28	5,392	5,164,493
2.70%, 08/20/27	3,844	3,773,972
2.70%, 06/10/31	5,430	4,985,500
3.10%, 01/12/32	4,542	4,198,143
3.60%, 06/21/30	4,081	3,965,195
3.85%, 01/05/28	2,939	2,929,976
4.20%, 10/27/28	2,845	2,855,661
4.30%, 04/06/29	4,630	4,650,704
4.60%, 01/08/31	1,810	1,826,644
4.90%, 10/06/29	3,685	3,767,805
5.00%, 04/09/27	5,555	5,612,124
5.00%, 07/15/27	3,605	3,651,648
5.05%, 04/04/28	3,460	3,526,976
5.35%, 07/15/27	1,910	1,942,594
Security	Par (000)	Value
Auto Manufacturers (continued)
5.35%, 01/07/30	$3,175	$3,295,368
5.40%, 05/08/27	4,165	4,230,351
5.45%, 07/15/30	6,465	6,755,054
5.45%, 09/06/34	3,235	3,321,443
5.45%, 01/08/36(c)	2,610	2,655,323
5.55%, 07/15/29	4,160	4,331,570
5.60%, 06/18/31	2,875	3,019,541
5.63%, 04/04/32	2,715	2,853,107
5.65%, 01/17/29	2,789	2,891,932
5.75%, 02/08/31	3,185	3,363,598
5.80%, 06/23/28	3,495	3,620,808
5.80%, 01/07/29	5,040	5,263,773
5.85%, 04/06/30	3,850	4,065,768
5.90%, 01/07/35	4,145	4,355,642
5.95%, 04/04/34	5,820	6,175,644
6.00%, 01/09/28	5,060	5,224,443
6.10%, 01/07/34	6,872	7,357,386
6.15%, 07/15/35	3,105	3,321,668
6.40%, 01/09/33	4,148	4,514,192
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,950	2,911,990
2.97%, 03/10/32	3,830	3,547,812
4.44%, 07/08/28	4,170	4,217,198
4.69%, 07/08/30	4,645	4,735,382
5.34%, 07/08/35	4,040	4,181,779
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,079	8,402,856
PACCAR Financial Corp.
3.90%, 02/05/29	1,385	1,394,713
4.00%, 08/08/28	1,445	1,457,352
4.00%, 09/26/29	1,770	1,782,925
4.25%, 06/23/27	1,945	1,959,576
4.45%, 08/06/27	3,000	3,036,336
4.55%, 03/03/28	2,345	2,388,273
4.55%, 05/08/30	2,175	2,226,298
4.60%, 01/10/28	1,845	1,877,922
4.60%, 01/31/29	1,925	1,971,296
4.95%, 08/10/28	1,080	1,110,757
5.00%, 05/13/27	3,320	3,374,733
5.00%, 03/22/34	1,640	1,702,455
Series R, 4.00%, 11/07/28	1,415	1,425,009
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,316,968
2.76%, 07/02/29	2,188	2,113,875
3.67%, 07/20/28	2,915	2,918,185
4.19%, 06/30/27	2,430	2,445,794
4.45%, 06/30/30	1,075	1,095,363
5.05%, 06/30/35(c)	1,725	1,795,330
5.12%, 07/13/28	2,828	2,913,024
5.12%, 07/13/33	1,590	1,668,170
Toyota Motor Credit Corp.
1.15%, 08/13/27	3,502	3,382,223
1.65%, 01/10/31	3,190	2,854,729
1.90%, 04/06/28	3,819	3,688,011
1.90%, 09/12/31	2,875	2,561,475
2.15%, 02/13/30	5,099	4,772,704
2.40%, 01/13/32	1,515	1,376,650
3.05%, 03/22/27(c)	6,750	6,706,478
3.05%, 01/11/28	2,915	2,882,082
3.38%, 04/01/30	4,739	4,634,189
3.65%, 01/08/29	4,245	4,235,937
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.05%, 09/05/28	$3,290	$3,316,502
4.35%, 10/08/27	5,590	5,647,539
4.45%, 06/29/29	3,720	3,789,861
4.50%, 05/14/27	4,145	4,184,738
4.55%, 09/20/27	3,955	4,007,246
4.55%, 08/09/29	4,240	4,332,761
4.55%, 05/17/30	3,415	3,496,076
4.60%, 10/10/31	3,625	3,706,020
4.63%, 01/12/28	4,860	4,943,418
4.65%, 01/05/29	2,570	2,631,336
4.65%, 09/03/32	3,000	3,061,082
4.70%, 01/12/33	3,765	3,849,534
4.80%, 05/15/30	3,490	3,600,931
4.80%, 01/05/34	2,840	2,908,877
4.95%, 01/09/30	2,845	2,948,966
5.05%, 05/16/29	4,035	4,181,649
5.10%, 03/21/31	3,220	3,368,779
5.25%, 09/11/28	2,065	2,138,805
5.35%, 01/09/35	3,070	3,249,607
5.45%, 11/10/27	3,675	3,782,375
5.55%, 11/20/30	5,000	5,323,279
Series B, 3.75%, 01/12/28	3,340	3,345,693
Series B, 4.20%, 01/10/31(c)	2,770	2,789,948
Series B, 4.80%, 01/11/36	2,820	2,844,940
Series B, 5.00%, 03/19/27	3,700	3,750,016
		722,305,153
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	7,035	4,584,038
3.25%, 03/01/32	3,805	3,598,325
4.15%, 05/01/52	4,685	3,638,915
4.40%, 10/01/46	1,772	1,477,967
4.65%, 09/13/29	1,820	1,864,523
5.15%, 09/13/34	2,285	2,343,596
5.40%, 03/15/49	1,802	1,694,204
5.75%, 09/13/54	2,990	2,910,557
BorgWarner, Inc.
2.65%, 07/01/27	6,123	6,015,664
4.38%, 03/15/45	3,710	3,160,218
4.95%, 08/15/29	2,635	2,706,474
5.40%, 08/15/34(c)	1,405	1,459,552
Lear Corp.
2.60%, 01/15/32	2,240	2,033,570
3.50%, 05/30/30	1,980	1,920,400
3.55%, 01/15/52	2,380	1,660,608
3.80%, 09/15/27	3,069	3,062,288
4.25%, 05/15/29	2,745	2,744,807
5.25%, 05/15/49(c)	3,470	3,203,833
Magna International, Inc.
2.45%, 06/15/30	2,383	2,232,754
5.05%, 03/14/29	3,000	3,089,661
5.50%, 03/21/33	2,520	2,650,062
5.88%, 06/01/35	585	626,697
		58,678,713
Banks — 5.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	495	517,028
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,675	3,690,780
Security	Par (000)	Value
Banks (continued)
4.62%, 12/16/29	$3,620	$3,723,294
4.90%, 07/16/27	3,505	3,561,985
Series A, 3.92%, 12/08/28	1,975	1,984,710
Series A, 4.36%, 06/18/28	2,790	2,828,246
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	3,600	3,599,949
5.13%, 03/03/36	3,600	3,578,761
5.38%, 03/13/29	3,520	3,660,950
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	4,250	4,544,938
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	3,740	3,857,858
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	3,190	3,718,174
Banco Santander SA
2.75%, 12/03/30	5,670	5,215,001
2.96%, 03/25/31	3,990	3,728,995
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	4,860	4,478,364
3.31%, 06/27/29	5,082	4,962,635
3.49%, 05/28/30	6,773	6,575,562
3.80%, 02/23/28	4,464	4,445,910
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	5,603	5,605,774
4.25%, 04/11/27	6,783	6,795,130
4.38%, 04/12/28	5,224	5,254,555
4.55%, 11/06/30	2,750	2,771,652
5.13%, 11/06/35	5,620	5,651,477
5.29%, 08/18/27	6,503	6,618,812
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	6,990	7,112,925
5.44%, 07/15/31	5,810	6,139,288
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	3,970	4,120,940
5.55%, 03/14/28, (1-year CMT + 1.25%)(a)	2,200	2,232,340
5.57%, 01/17/30	2,690	2,817,458
5.59%, 08/08/28	7,220	7,476,987
6.03%, 01/17/35	4,090	4,405,151
6.35%, 03/14/34	5,460	5,894,254
6.61%, 11/07/28	3,630	3,864,887
6.92%, 08/08/33	8,805	9,779,148
6.94%, 11/07/33	6,550	7,548,073
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	14,195	12,875,076
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	13,646	12,299,790
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	13,385	12,821,434
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	17,685	15,939,678
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	10,565	9,333,667
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	18,465	17,334,884
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	13,125	11,943,749
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	16,079	15,107,157
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	24,607	18,271,990
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	22,324	20,677,106
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	5,869	3,786,484
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	8,198	7,852,535
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	19,405	17,927,259
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	10,820	7,147,966
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	9,024	8,771,257
3.25%, 10/21/27	12,180	12,078,103
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	16,800	13,354,053
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	26,392	26,122,735
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(a)	9,911	9,853,073
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(a)	$10,074	$10,040,765
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	7,045	6,665,937
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	7,050	5,678,091
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	12,055	12,046,289
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	11,093	11,075,869
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	7,309	6,569,479
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	24,655	19,986,515
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	10,183	9,535,103
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	11,244	11,305,786
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	12,651	10,726,901
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	10,616	10,662,427
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	10,370	9,090,844
4.46%, 02/06/32, (1-day SOFR + 0.87%)(a)	12,900	12,993,664
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	20,105	20,197,025
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	13,345	13,528,991
4.88%, 04/01/44	3,203	3,090,390
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	12,855	13,013,878
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	12,465	12,683,691
5.00%, 01/21/44	10,500	10,202,428
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	21,100	21,693,412
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	15,600	15,820,160
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	12,470	12,940,802
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	9,350	9,578,933
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	28,060	29,131,168
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	11,320	11,589,574
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	13,365	13,999,864
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	23,900	25,047,983
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	16,565	17,364,145
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	16,780	17,230,715
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	13,330	13,929,022
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	16,185	16,877,546
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	17,440	18,710,264
5.88%, 02/07/42	8,112	8,724,388
6.11%, 01/29/37	6,152	6,646,968
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	10,989	11,380,740
7.75%, 05/14/38	8,024	9,831,926
Series L, 4.18%, 11/25/27	8,753	8,763,481
Series L, 4.75%, 04/21/45(c)	3,347	3,068,194
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	11,551	10,716,169
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	6,160	4,488,160
Bank of America N.A., 6.00%, 10/15/36	6,488	7,038,403
Bank of Montreal
2.65%, 03/08/27	6,030	5,965,459
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	4,400	4,015,871
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	5,556	5,507,325
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)(c)	5,145	5,156,918
Security	Par (000)	Value
Banks (continued)
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	$5,645	$5,681,009
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	3,485	3,547,751
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	3,630	3,701,339
5.20%, 02/01/28	6,535	6,699,062
5.37%, 06/04/27	3,795	3,866,682
5.51%, 06/04/31	7,695	8,149,332
5.72%, 09/25/28	4,980	5,191,073
Series H, 4.70%, 09/14/27	4,780	4,839,429
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	2,965	2,981,585
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	2,630	2,515,398
1.65%, 01/28/31	3,597	3,233,020
1.80%, 07/28/31	3,515	3,124,683
2.50%, 01/26/32	2,705	2,477,344
3.00%, 10/30/28	2,799	2,731,491
3.25%, 05/16/27	5,247	5,224,142
3.30%, 08/23/29	4,454	4,353,422
3.40%, 01/29/28	4,639	4,613,835
3.85%, 04/28/28	5,035	5,053,758
3.85%, 04/26/29(c)	3,090	3,098,607
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	3,587	3,593,016
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	3,580	3,585,301
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	3,822	3,792,960
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	3,080	3,102,271
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	4,165	4,211,854
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	2,355	2,402,808
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	4,030	4,079,154
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	2,740	2,785,434
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	3,965	4,022,335
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	4,185	4,315,528
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	4,845	4,969,660
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	5,070	5,217,691
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5,870	6,106,111
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	5,480	5,701,316
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	4,015	4,174,683
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	3,640	3,793,340
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	2,490	2,622,181
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	5,209	5,370,753
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	7,305	7,907,972
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	5,475	5,794,093
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	6,020	6,751,176
Series J, 1.90%, 01/25/29	2,733	2,593,475
Bank of Nova Scotia(The)
2.15%, 08/01/31	3,966	3,580,463
2.45%, 02/02/32	4,845	4,384,505
2.95%, 03/11/27	3,720	3,691,250
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)(c)	3,675	3,679,005
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	4,230	4,252,781
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	3,685	3,695,434
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	3,880	3,904,432
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	5,957	5,854,288
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	2,770	2,817,015
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	4,030	4,076,489
4.85%, 02/01/30	7,295	7,506,870
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	5,300	5,395,097
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	$4,110	$4,256,587
5.25%, 06/12/28	4,649	4,788,246
5.40%, 06/04/27	4,430	4,518,153
5.45%, 08/01/29	3,970	4,156,711
5.65%, 02/01/34	4,220	4,512,472
BankUnited, Inc., 5.13%, 06/11/30	1,359	1,374,487
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	4,149	3,875,281
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	4,935	4,538,857
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	6,213	5,691,200
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)	6,660	5,186,511
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	5,005	4,763,822
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	4,598	3,732,574
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	4,990	4,989,768
4.34%, 01/10/28	7,395	7,412,174
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	6,620	6,670,263
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	5,050	5,055,846
4.84%, 05/09/28	10,018	10,093,518
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	2,250	2,273,726
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	6,070	6,202,871
4.95%, 01/10/47	7,975	7,437,938
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	8,730	8,879,831
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	7,350	7,485,063
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	6,803	6,936,047
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	5,300	5,291,056
5.25%, 08/17/45	7,808	7,613,804
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	9,250	9,457,568
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	10,535	10,932,525
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	9,190	9,366,038
5.67%, 03/12/28, (1-day SOFR + 1.49%)(a)	4,730	4,804,423
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	7,200	7,502,622
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	4,545	4,808,503
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	9,460	9,907,069
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	5,670	5,835,532
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	1,950	2,089,301
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	8,165	8,824,265
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	3,335	3,520,232
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	6,260	6,949,151
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	6,895	7,738,262
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	6,116	6,435,709
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	9,015	10,344,437
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	2,725	2,719,317
4.95%, 02/15/36(c)	2,855	2,826,238
5.00%, 12/06/34	2,205	2,207,740
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(a)	90	94,155
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	4,585	4,570,217
3.60%, 04/07/32	5,145	4,951,116
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	3,330	3,345,826
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	5,065	5,095,424
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	5,325	5,403,008
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	3,375	3,432,609
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	4,795	4,878,841
Security	Par (000)	Value
Banks (continued)
5.00%, 04/28/28	$5,635	$5,764,762
5.24%, 06/28/27	3,685	3,752,312
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	4,025	4,176,670
5.26%, 04/08/29	5,300	5,496,765
5.99%, 10/03/28	3,825	4,012,935
6.09%, 10/03/33	5,200	5,698,928
Capital One NA
2.70%, 02/06/30	3,438	3,268,415
4.65%, 09/13/28	4,397	4,465,618
Citibank N.A.
4.58%, 05/29/27	11,830	11,935,059
4.84%, 08/06/29	8,990	9,234,885
4.91%, 05/29/30	8,885	9,168,891
5.57%, 04/30/34	6,840	7,269,540
5.80%, 09/29/28	7,415	7,762,450
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	10,960	9,914,249
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	18,330	16,786,230
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	19,010	17,768,562
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	11,552	10,903,420
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	7,305	5,436,108
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	10,017	9,599,228
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	15,610	14,439,496
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	11,823	11,731,433
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)	10,440	10,389,485
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	13,010	12,494,328
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	6,006	5,353,213
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	10,049	10,015,127
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	10,016	10,021,237
4.13%, 07/25/28	9,279	9,290,613
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	6,529	5,594,161
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	16,159	16,238,548
4.45%, 09/29/27	16,137	16,232,107
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	14,495	14,610,054
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	13,310	13,464,292
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	10,965	11,041,561
4.65%, 07/30/45	6,435	5,873,792
4.65%, 07/23/48	11,598	10,353,425
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	5,370	5,408,641
4.75%, 05/18/46	9,753	8,679,565
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	8,695	8,821,738
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	6,130	6,242,523
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	9,395	9,648,972
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	10,425	10,739,394
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	17,350	17,642,379
5.30%, 05/06/44	5,505	5,339,323
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	8,072	8,100,998
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	16,010	16,494,656
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	3,210	3,228,354
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	12,740	13,270,334
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	1,720	1,773,260
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)	7,525	7,557,144
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	9,835	10,241,147
5.88%, 02/22/33	2,912	3,131,049
5.88%, 01/30/42	6,404	6,772,418
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.00%, 10/31/33	$8,510	$9,164,735
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	8,125	8,526,216
6.13%, 08/25/36	4,118	4,409,108
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	9,040	9,650,672
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	13,070	14,337,244
6.63%, 01/15/28	5,627	5,910,707
6.63%, 06/15/32	6,105	6,790,867
6.68%, 09/13/43	5,834	6,581,556
8.13%, 07/15/39	9,923	12,773,461
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	3,978	4,009,919
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(a)	2,020	2,022,201
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,601	1,504,145
2.64%, 09/30/32	2,942	2,585,791
3.25%, 04/30/30	5,083	4,887,149
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	3,120	3,217,564
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	395	399,885
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	1,780	1,828,183
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	6,265	6,600,070
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	1,070	1,118,524
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	3,305	3,655,217
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,765	2,792,186
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	3,780	3,834,927
Cooperatieve Rabobank UA
5.25%, 05/24/41	7,901	7,999,810
5.25%, 08/04/45	6,005	5,737,260
5.75%, 12/01/43	6,020	6,129,780
Cooperatieve Rabobank UA/NY
3.74%, 01/14/28	2,290	2,292,508
3.96%, 10/17/28	2,700	2,715,827
4.16%, 01/14/31	1,810	1,822,422
4.37%, 05/27/27	2,730	2,753,904
4.49%, 10/17/29	4,180	4,273,562
4.80%, 01/09/29	1,560	1,602,313
4.88%, 01/21/28	2,620	2,679,860
5.04%, 03/05/27	3,490	3,536,359
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	3,354	3,108,489
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	7,897	7,583,924
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	6,225	5,924,496
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	5,875	5,499,914
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)	1,665	1,674,669
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)(c)	4,540	4,577,714
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	4,215	4,227,668
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	5,560	5,662,539
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	5,260	5,371,018
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	4,140	4,275,132
5.37%, 09/09/27	3,939	4,038,845
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	3,600	3,678,305
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	6,205	6,358,726
5.41%, 05/10/29	4,615	4,811,415
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	910	947,506
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	5,735	5,995,098
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	6,800	7,241,463
Security	Par (000)	Value
Banks (continued)
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	$6,350	$6,985,266
Fifth Third Bancorp
2.55%, 05/05/27	4,264	4,199,366
3.95%, 03/14/28	4,705	4,705,928
4.06%, 04/25/28, (1-day SOFR + 1.36%)(a)	2,148	2,147,104
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	2,481	2,451,909
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	2,715	2,730,230
4.77%, 07/28/30, (1-day SOFR + 2.13%)(a)	5,715	5,807,925
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	3,900	3,980,587
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	2,480	2,484,749
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	6,270	6,607,397
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	3,400	3,575,236
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	5,765	5,983,297
8.25%, 03/01/38	5,257	6,513,371
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	1,895	1,947,722
Fifth Third Financial Corp.
4.00%, 02/01/29	3,731	3,728,362
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	3,880	4,066,838
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)	1,650	1,644,490
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	250	253,715
5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	10	10,052
6.25%, 03/12/40, (5-year CMT + 1.97%)(a)	205	208,709
First Horizon Bank, 5.75%, 05/01/30	1,636	1,700,888
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,940	2,005,812
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	655	673,571
Goldman Sachs Capital I, 6.35%, 02/15/34	6,723	7,232,343
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	16,805	15,034,035
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	13,737	12,387,101
2.60%, 02/07/30	11,841	11,194,957
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	16,850	15,471,700
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	14,465	13,163,785
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	7,385	5,461,391
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	26,015	24,120,626
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	10,603	8,169,175
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	10,230	8,020,722
3.62%, 03/15/28, (1-day SOFR + 1.85%)(a)	16,638	16,557,854
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)	12,092	12,039,416
3.80%, 03/15/30	10,257	10,151,653
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	12,119	12,048,395
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	13,521	12,218,628
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	26,910	26,917,867
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	11,705	11,710,277
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	15,426	15,464,458
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	11,985	11,985,066
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	8,153	7,584,096
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	11,855	11,930,156
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	26,400	26,560,502
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	8,190	8,317,132
4.75%, 10/21/45	10,514	9,528,238
15
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.80%, 07/08/44	$8,204	$7,575,459
4.94%, 04/23/28, (1-day SOFR + 1.32%)(a)	4,755	4,800,485
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	12,900	12,842,869
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	15,905	16,084,973
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	19,000	19,486,205
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	19,160	19,289,272
5.15%, 05/22/45	10,212	9,605,878
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	8,195	8,486,360
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	11,710	12,124,261
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	14,170	14,593,107
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	9,975	9,901,954
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	15,770	16,497,843
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	27,010	26,869,287
5.56%, 11/19/45, (1-day SOFR + 1.58%)(a)	6,190	6,199,570
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	10,866	11,351,278
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	15,650	15,870,398
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	14,500	15,469,914
6.13%, 02/15/33	9,548	10,457,944
6.25%, 02/01/41	12,390	13,546,938
6.45%, 05/01/36	4,509	4,967,302
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	13,190	13,964,039
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	4,295	4,787,643
6.75%, 10/01/37	23,701	26,560,908
HSBC Bank USA N.A
5.63%, 08/15/35	1,915	2,012,006
5.88%, 11/01/34	2,545	2,726,308
7.00%, 01/15/39	4,885	5,746,943
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	6,170	5,983,195
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	7,360	7,031,286
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	7,418	6,827,826
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	13,935	12,858,164
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	7,308	6,894,245
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	8,620	7,931,548
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	14,165	14,068,817
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(a)	13,741	13,745,414
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	14,267	14,403,816
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	10,450	10,567,223
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	11,935	12,037,214
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	7,910	7,924,051
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	7,710	7,830,405
4.95%, 03/31/30	11,630	11,989,691
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	6,210	6,321,335
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	6,705	6,914,266
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	10,540	10,645,971
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	6,215	6,311,203
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	10,265	10,632,322
5.25%, 03/14/44(c)	7,399	7,268,326
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	8,920	9,244,546
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	11,725	12,244,132
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	12,000	12,449,895
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	7,200	7,481,465
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	7,350	7,481,847
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	7,360	7,815,315
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	7,215	7,645,064
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	3,900	4,038,927
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	9,310	9,899,445
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	7,890	8,280,539
Security	Par (000)	Value
Banks (continued)
6.10%, 01/14/42	$4,807	$5,248,023
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	9,240	9,610,407
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	10,710	11,697,902
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	13,100	14,496,322
6.50%, 05/02/36	6,267	6,813,958
6.50%, 09/15/37	11,622	12,772,828
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	5,820	6,315,740
6.80%, 06/01/38	5,480	6,140,160
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	10,470	11,028,201
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	7,520	8,602,076
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	9,580	11,298,722
HSBC USA, Inc.
4.65%, 06/03/28	5,305	5,392,088
5.29%, 03/04/27	3,065	3,109,773
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	3,540	3,123,783
2.55%, 02/04/30	4,192	3,946,129
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	3,910	3,934,336
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	4,530	4,574,297
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	2,364	2,412,122
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	3,050	3,156,969
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	1,740	1,747,844
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	5,860	6,163,409
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	2,935	3,085,320
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	5,010	5,261,237
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	4,000	4,027,439
4.87%, 04/12/28, (1-day SOFR + 0.72%)(a)	3,930	3,962,497
5.65%, 01/10/30	5,150	5,423,003
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,430	2,420,658
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	4,633	4,302,824
3.95%, 03/29/27	7,615	7,622,199
4.02%, 03/28/28, (1-day SOFR + 1.83%)(a)	6,503	6,505,259
4.05%, 04/09/29	7,170	7,175,061
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	4,495	4,447,797
4.55%, 10/02/28	6,156	6,236,834
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	3,760	3,821,889
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	4,550	4,690,603
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	6,185	6,401,848
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	3,425	3,585,023
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	7,175	7,515,598
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	6,050	6,585,271
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	8,005	7,170,731
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	14,245	12,774,676
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	10,696	10,254,094
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	9,245	9,044,825
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	13,926	13,065,160
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(a)	11,870	8,650,515
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	15,340	13,968,481
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	13,569	12,507,168
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	20,501	19,598,792
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	$10,101	$9,603,379
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	16,080	14,900,998
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	8,938	7,074,283
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	12,370	8,481,478
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	9,329	7,290,814
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	15,290	10,926,807
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	8,953	8,877,116
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(a)	11,540	11,471,004
3.63%, 12/01/27	7,581	7,543,225
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	15,946	15,782,199
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	12,951	11,731,595
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	10,988	8,828,375
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	19,185	15,634,959
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	10,014	10,014,318
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	9,351	7,735,762
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	12,287	12,338,306
4.25%, 10/01/27	7,573	7,626,013
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	8,560	8,581,667
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	12,419	10,669,550
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)	15,833	15,888,058
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	17,970	18,053,334
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	11,056	11,171,328
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	13,710	13,899,167
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	7,105	7,166,026
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	7,666	7,783,374
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	6,730	6,790,927
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	11,485	11,693,653
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	14,575	14,532,734
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	12,100	12,240,086
4.85%, 02/01/44	6,751	6,472,704
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	10,990	11,049,390
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	16,070	16,481,336
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	10,475	10,661,260
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	10,200	10,346,995
4.95%, 06/01/45	8,491	8,056,249
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	9,855	9,977,091
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	10,655	10,976,601
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	8,635	8,872,895
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	10,545	10,933,914
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	14,925	15,485,786
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	12,125	12,252,711
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	22,030	22,855,620
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	14,650	15,076,703
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	10,255	10,678,805
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	17,830	18,659,213
5.40%, 01/06/42	8,079	8,273,919
Security	Par (000)	Value
Banks (continued)
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	$10,270	$10,796,100
5.50%, 10/15/40	7,479	7,876,199
5.53%, 11/29/45, (1-day SOFR + 1.55%)(a)	9,200	9,394,467
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	11,010	11,199,722
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	13,649	14,407,954
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	11,910	12,439,002
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	15,550	16,161,563
5.60%, 07/15/41	7,745	8,099,993
5.63%, 08/16/43	6,848	7,057,914
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	17,145	18,175,190
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	15,305	16,369,531
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	8,760	9,200,390
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	14,145	15,548,300
6.40%, 05/15/38	12,701	14,453,143
8.00%, 04/29/27	10,881	11,385,632
8.75%, 09/01/30	4,494	5,307,800
KeyBank N.A.
4.90%, 08/08/32	3,320	3,331,687
5.00%, 01/26/33	5,273	5,326,805
Keybank National Association
3.90%, 04/13/29	2,648	2,620,054
4.39%, 12/14/27	1,965	1,980,443
5.85%, 11/15/27(c)	5,288	5,445,484
6.95%, 02/01/28	810	849,302
KeyCorp
2.25%, 04/06/27	3,989	3,915,769
2.55%, 10/01/29	3,831	3,637,372
4.10%, 04/30/28	3,301	3,310,188
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	3,148	3,164,439
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)	520	533,373
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	3,615	3,644,433
6.40%, 03/06/35, (1-day SOFR + 2.42%)(a)	4,480	4,879,199
Korea Development Bank(The)
1.63%, 01/19/31	3,620	3,281,662
2.00%, 10/25/31	4,344	3,961,049
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,782	7,195,589
0.00%, 06/29/37(c)(d)	14,383	9,074,154
0.75%, 09/30/30	5,994	5,298,442
1.75%, 09/14/29	10,696	10,097,400
2.88%, 04/03/28	12,102	11,970,741
3.00%, 05/20/27	4,666	4,639,384
3.50%, 08/27/27	5,115	5,120,108
3.50%, 08/09/28	590	591,827
3.75%, 02/15/28	7,370	7,416,477
3.75%, 07/15/30	25,228	25,472,807
3.75%, 03/14/31(c)	294	296,773
3.88%, 06/15/28	8,908	8,995,432
4.00%, 06/28/27	889	895,125
4.00%, 03/15/29	10,266	10,440,039
4.13%, 07/15/33	18,222	18,618,359
4.38%, 03/01/27	7,582	7,643,843
4.38%, 02/28/34(c)	8,441	8,750,897
4.63%, 03/18/30	10,893	11,357,190
4.75%, 10/29/30	6,034	6,348,138
Series GLOB, 3.88%, 05/15/28(c)	1,210	1,221,644
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	8,708	7,753,896
3.63%, 10/08/30	1,075	1,079,103
17
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 09/28/27(c)	$2,640	$2,656,650
3.88%, 06/14/28	1,083	1,093,109
4.13%, 05/28/30	4,055	4,149,073
4.63%, 04/17/29	2,710	2,802,808
5.00%, 10/24/33	2,724	2,934,782
Series 37, 2.50%, 11/15/27	1,278	1,258,036
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	6,640	5,027,305
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	7,677	7,626,122
3.75%, 03/18/28, (1-year CMT + 1.80%)(a)	5,020	5,009,336
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	2,970	2,984,326
4.34%, 01/09/48	7,269	6,160,198
4.38%, 03/22/28	5,003	5,043,069
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	5,850	5,873,924
4.55%, 08/16/28	8,133	8,245,631
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	4,460	4,533,465
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	10,290	10,225,484
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	3,235	3,311,392
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	5,840	5,949,264
5.30%, 12/01/45	4,309	4,155,973
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	5,600	5,888,673
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	3,530	3,565,118
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10,820	11,450,427
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	4,960	5,203,287
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	2,765	2,864,710
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	740	779,161
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	4,675	5,487,941
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	2,885	2,905,101
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	1,870	1,900,421
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	4,855	4,924,801
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	3,020	3,118,470
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	4,005	4,105,130
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	1,095	1,111,163
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	4,930	5,273,387
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	3,615	3,920,398
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,455	3,426,659
4.70%, 01/27/28	6,390	6,481,330
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	3,390	3,421,137
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,705	5,238,893
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	8,644	7,824,674
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	3,854	3,501,087
2.56%, 02/25/30	5,260	4,968,174
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	5,000	4,600,434
3.20%, 07/18/29	7,659	7,456,233
3.29%, 07/25/27	4,567	4,538,064
3.74%, 03/07/29	6,599	6,572,387
3.75%, 07/18/39	7,660	6,796,033
3.96%, 03/02/28	5,568	5,581,499
4.05%, 09/11/28	4,686	4,708,097
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	4,345	4,351,238
4.15%, 03/07/39	3,490	3,280,400
4.29%, 07/26/38(c)	3,450	3,310,317
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	3,505	3,484,998
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	5,040	5,088,346
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	5,560	5,628,133
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	5,990	6,078,973
Security	Par (000)	Value
Banks (continued)
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	$6,850	$6,934,059
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	6,985	7,243,658
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	3,570	3,701,873
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)(c)	4,900	5,016,146
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	5,090	5,278,970
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	3,435	3,523,793
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	4,590	4,749,043
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	5,050	5,156,349
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	3,395	3,572,389
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	5,010	5,147,116
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	7,410	7,781,072
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	3,920	4,129,994
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	3,270	3,454,848
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	2,635	2,759,891
5.57%, 01/16/36, (1-year CMT + 0.95%)(a)	5,780	6,106,049
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	6,750	7,143,699
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	4,210	3,822,400
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	2,768	2,490,936
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	4,735	4,357,011
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	3,030	2,729,230
2.56%, 09/13/31	4,275	3,878,546
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)(c)	2,628	2,465,544
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	2,770	2,656,950
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	3,642	3,531,227
3.17%, 09/11/27	5,323	5,273,134
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	2,550	2,486,947
4.02%, 03/05/28	6,155	6,181,956
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	4,760	4,784,834
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	2,780	2,794,922
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	5,375	5,481,322
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	2,500	2,532,622
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	2,270	2,348,320
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	6,900	7,149,575
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	3,630	3,768,071
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	3,600	3,742,147
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	4,740	4,846,239
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	3,030	3,167,747
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	3,440	3,639,341
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	3,140	3,323,778
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	3,920	4,060,960
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	3,115	3,329,767
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	3,520	3,728,748
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	4,355	4,652,283
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	4,630	4,946,350
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	6,685	6,951,889
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	10,620	9,401,691
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	14,550	12,908,497
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	25,272	22,660,814
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	14,993	13,266,515
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	12,378	11,219,127
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20,302	19,196,371
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	10,259	6,575,107
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	$14,158	$13,036,134
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	9,200	7,251,824
3.59%, 07/22/28(a)	18,292	18,184,607
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	8,904	8,704,064
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	11,084	11,038,704
3.95%, 04/23/27	10,370	10,365,837
3.97%, 07/22/38(a)	11,450	10,394,530
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	10,325	10,344,332
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	9,875	9,906,597
4.30%, 01/27/45	12,364	10,776,146
4.38%, 01/22/47	11,570	10,046,643
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	9,823	9,908,584
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	6,060	5,739,755
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	10,480	10,533,816
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	16,155	16,414,609
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	7,735	7,878,590
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	6,275	6,388,427
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	7,935	8,155,951
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	16,225	16,361,898
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	12,995	13,262,105
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	9,390	9,600,898
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	8,845	9,089,951
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	10,935	11,323,182
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	12,855	13,309,063
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	17,185	17,786,036
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	8,760	8,974,626
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	3,435	3,417,464
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	15,645	16,187,552
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	9,925	10,363,173
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	9,210	9,496,864
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	18,095	18,909,196
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	13,910	13,880,357
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	12,595	13,236,710
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	9,900	10,009,542
5.65%, 04/13/28, (1-day SOFR + 1.01%)(a)	9,300	9,465,876
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	13,490	14,089,561
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	13,345	14,102,516
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	15,345	16,385,420
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	9,930	10,452,032
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	6,140	6,477,016
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	7,263	7,525,108
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	7,450	8,188,561
6.38%, 07/24/42	9,950	11,108,726
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	5,465	5,780,571
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	8,650	9,703,334
7.25%, 04/01/32(c)	6,974	8,074,451
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	5,460	5,467,835
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	11,295	11,309,026
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	13,520	13,449,366
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	4,635	4,694,630
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	11,960	12,186,403
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	10,640	10,831,181
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	10,830	10,867,547
Security	Par (000)	Value
Banks (continued)
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	$9,485	$9,544,401
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	12,600	12,671,876
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	12,605	12,831,308
Series ., 4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	9,860	9,906,998
National Australia Bank Ltd./New York
3.85%, 12/13/28	2,430	2,440,564
3.91%, 06/09/27	1,395	1,399,341
4.15%, 01/13/31	2,150	2,167,629
4.31%, 06/13/28	4,015	4,065,801
4.50%, 10/26/27	3,715	3,762,650
4.53%, 06/13/30	3,905	4,001,412
4.79%, 01/10/29	4,940	5,082,297
4.90%, 06/13/28	3,650	3,741,297
4.90%, 01/14/30	3,320	3,442,534
4.94%, 01/12/28	5,330	5,450,933
5.09%, 06/11/27	4,050	4,119,472
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	2,930	2,940,231
4.50%, 10/10/29	4,425	4,494,863
5.60%, 12/18/28	4,530	4,726,718
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	4,773	4,444,176
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	6,802	6,730,760
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	5,204	5,243,759
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	8,720	8,871,500
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	6,560	6,719,061
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	6,390	6,552,566
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	8,890	9,164,700
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	5,030	5,147,690
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	3,350	3,402,750
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	7,195	7,648,857
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	3,890	4,051,937
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	3,400	3,377,530
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	4,680	5,042,276
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	3,740	3,943,513
Northern Trust Corp.
1.95%, 05/01/30	6,441	5,948,735
3.15%, 05/03/29	4,417	4,334,643
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	3,726	3,688,189
3.65%, 08/03/28	2,520	2,519,882
4.00%, 05/10/27	12,700	12,738,290
4.15%, 11/19/30	1,570	1,582,039
5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	2,095	2,099,284
6.13%, 11/02/32	3,871	4,235,281
Oesterreichische Kontrollbank AG
3.63%, 09/09/27(c)	1,981	1,984,914
3.75%, 09/05/29	3,150	3,176,413
3.75%, 09/10/30	980	987,747
3.75%, 01/15/31	340	342,906
4.00%, 05/28/28	1,646	1,664,689
4.13%, 01/18/29(c)	4,825	4,913,093
4.25%, 03/01/28	2,691	2,731,073
4.50%, 01/24/30	5,455	5,641,827
4.75%, 05/21/27	5,330	5,408,696
Pinnacle Bank/Nashville, 5.63%, 02/15/28	1,985	2,025,811
19
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Bank N.A.
2.70%, 10/22/29	$5,197	$4,951,370
3.10%, 10/25/27	5,828	5,764,417
3.25%, 01/22/28	4,349	4,312,810
4.05%, 07/26/28	7,083	7,090,554
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	5,200	5,234,074
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5,848	5,326,943
2.55%, 01/22/30	11,005	10,432,460
3.15%, 05/19/27	4,422	4,388,491
3.45%, 04/23/29	8,750	8,657,582
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	390	391,114
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	5,172	5,160,584
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	6,510	6,652,545
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	6,410	6,581,081
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	7,400	7,634,515
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	4,615	4,791,136
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	5,070	5,197,623
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	6,325	6,551,586
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	4,840	5,040,690
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	5,180	5,230,542
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	7,925	8,274,511
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	6,700	6,938,084
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	6,300	6,635,794
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	4,480	4,750,269
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	4,355	4,702,286
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	6,220	6,751,540
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	10,055	11,414,169
Regions Banks, 6.45%, 06/26/37	2,865	3,137,724
Regions Financial Corp.
1.80%, 08/12/28	2,760	2,616,923
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	1,550	1,603,082
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	3,265	3,419,664
7.38%, 12/10/37	2,623	3,066,159
Royal Bank of Canada
2.30%, 11/03/31(c)	9,710	8,863,842
3.63%, 05/04/27	5,594	5,586,092
3.88%, 05/04/32	4,580	4,498,385
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	5,120	5,125,893
4.24%, 08/03/27	7,074	7,119,424
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	5,050	5,080,038
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	6,375	6,452,395
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	3,380	3,413,723
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	9,845	10,032,929
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	4,900	5,005,548
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(a)	5,370	5,417,856
4.90%, 01/12/28	4,330	4,421,209
4.95%, 02/01/29	5,400	5,570,936
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	7,370	7,517,050
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	6,755	6,945,716
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(c)	5,015	5,174,339
5.00%, 02/01/33	8,850	9,177,713
5.00%, 05/02/33	5,275	5,473,756
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	8,765	9,086,629
5.15%, 02/01/34(c)	7,240	7,619,029
Security	Par (000)	Value
Banks (continued)
5.20%, 08/01/28	$5,175	$5,332,021
6.00%, 11/01/27	7,215	7,470,395
Santander Holdings USA, Inc.
4.40%, 07/13/27	5,673	5,681,881
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	1,720	1,769,486
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	3,565	3,643,561
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(c)	3,785	3,936,171
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	2,995	3,125,789
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	2,935	3,161,916
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	5,730	5,967,379
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	3,030	3,166,264
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	3,315	3,741,435
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	4,775	4,432,437
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	5,031	5,008,808
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	2,220	2,227,286
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	4,490	4,570,052
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(a)	3,950	3,952,908
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	5,655	5,933,608
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	3,635	3,791,749
Standard Chartered Bank/New York, 4.85%, 12/03/27	435	443,022
State Street Bank & Trust Co., 4.78%, 11/23/29	4,085	4,218,070
State Street Corp.
2.20%, 03/03/31	5,180	4,715,085
2.40%, 01/24/30	4,858	4,618,781
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	3,170	2,884,129
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	2,815	2,688,504
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	3,021	2,925,452
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	3,408	3,430,192
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	3,560	3,512,776
4.33%, 10/22/27	6,335	6,392,161
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	3,295	3,305,887
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	4,700	4,759,835
4.54%, 02/28/28	4,120	4,185,204
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	3,080	3,102,300
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	3,880	3,964,660
4.73%, 02/28/30	3,170	3,257,692
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	4,285	4,277,836
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	3,195	3,257,291
4.83%, 04/24/30	4,680	4,822,162
4.99%, 03/18/27	5,890	5,961,260
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	3,800	3,911,295
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	5,070	5,260,946
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	5,515	5,764,924
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	2,945	3,037,067
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	2,460	2,669,910
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,665	2,375,602
1.90%, 09/17/28	9,525	9,050,729
2.13%, 07/08/30	6,895	6,345,222
2.14%, 09/23/30	4,076	3,730,564
2.22%, 09/17/31	4,575	4,108,883
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.30%, 01/12/41	$2,620	$1,880,625
2.47%, 01/14/29	2,225	2,137,891
2.72%, 09/27/29	2,491	2,381,882
2.75%, 01/15/30	6,100	5,809,652
2.93%, 09/17/41	4,340	3,272,430
3.04%, 07/16/29	11,595	11,225,613
3.05%, 01/14/42	2,715	2,119,722
3.35%, 10/18/27	3,869	3,847,193
3.36%, 07/12/27	3,786	3,764,008
3.54%, 01/17/28	4,191	4,167,488
3.94%, 07/19/28	4,064	4,073,458
4.11%, 01/15/29	3,110	3,122,509
4.31%, 10/16/28	3,232	3,263,777
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	3,940	3,981,229
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	3,260	3,317,494
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	1,800	1,850,463
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	5,290	5,352,047
5.24%, 04/15/30	2,510	2,619,263
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	2,970	3,072,607
5.32%, 07/09/29	3,875	4,029,510
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	2,200	2,209,515
5.42%, 07/09/31	5,300	5,582,253
5.45%, 01/15/32	3,130	3,306,165
5.52%, 01/13/28	8,570	8,829,941
5.56%, 07/09/34	5,990	6,338,719
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	10,210	10,403,765
5.63%, 01/15/35	4,500	4,803,856
5.71%, 01/13/30	6,350	6,713,618
5.72%, 09/14/28	5,545	5,778,741
5.77%, 01/13/33	8,215	8,813,848
5.78%, 07/13/33	3,105	3,343,553
5.80%, 07/13/28	3,140	3,270,671
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	1,440	1,473,577
5.81%, 09/14/33(c)	4,120	4,444,688
5.84%, 07/09/44	3,345	3,493,653
5.85%, 07/13/30	3,010	3,211,925
6.18%, 07/13/43(c)	2,260	2,497,591
Synchrony Bank, 5.63%, 08/23/27	3,622	3,689,694
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	615	643,831
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(a)	20	20,042
Toronto-Dominion Bank(The)
2.00%, 09/10/31	5,323	4,800,235
2.45%, 01/12/32	3,940	3,573,353
2.80%, 03/10/27	5,775	5,720,731
3.20%, 03/10/32	7,470	7,036,099
3.91%, 01/13/28	2,440	2,442,181
4.11%, 06/08/27	8,195	8,221,136
4.11%, 10/13/28	4,410	4,429,860
4.41%, 01/13/31	1,690	1,710,004
4.46%, 06/08/32	8,690	8,754,804
4.57%, 06/02/28	5,050	5,119,839
4.69%, 09/15/27	8,370	8,479,393
4.78%, 12/17/29	4,660	4,794,581
4.81%, 06/03/30	7,620	7,831,780
4.86%, 01/31/28	5,075	5,165,617
4.93%, 10/15/35	5,910	5,961,029
4.98%, 04/05/27	4,490	4,545,060
4.99%, 04/05/29	6,920	7,123,979
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	3,170	3,235,452
Security	Par (000)	Value
Banks (continued)
5.16%, 01/10/28	$6,990	$7,147,855
5.30%, 01/30/32	4,025	4,232,329
5.52%, 07/17/28	6,335	6,563,223
Truist Bank
2.25%, 03/11/30	7,130	6,589,670
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	4,750	4,751,241
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	4,990	5,019,674
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	3,170	3,176,208
Truist Financial Corp.
1.13%, 08/03/27	4,312	4,153,861
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	5,900	5,635,507
1.95%, 06/05/30	4,720	4,334,158
3.88%, 03/19/29	4,916	4,887,901
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	3,065	3,071,610
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	3,160	3,193,579
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	5,460	5,543,277
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	4,610	4,649,226
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	5,280	5,264,251
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	6,490	6,692,868
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	8,630	8,848,433
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	4,105	4,259,851
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	5,125	5,315,894
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	9,525	10,084,938
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	10,890	11,651,061
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	3,958	4,292,881
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	6,065	6,524,518
U.S. Bancorp
1.38%, 07/22/30	9,328	8,341,437
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	6,935	6,138,032
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	5,183	4,715,248
3.00%, 07/30/29	6,599	6,408,624
3.90%, 04/26/28	6,569	6,592,560
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	3,820	3,863,633
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	8,930	9,004,191
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	6,725	6,812,472
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	7,655	7,765,450
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	7,205	7,332,254
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	4,480	4,523,168
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	4,250	4,387,945
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	1,685	1,742,150
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	7,475	7,727,438
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	4,390	4,552,859
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	5,500	5,768,665
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	10,120	10,752,740
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	6,465	6,717,463
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	6,140	6,580,167
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	8,380	9,028,954
Series X, 3.15%, 04/27/27	3,517	3,496,406
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(a)	3,050	3,078,660
UBS AG/London
4.50%, 06/26/48	5,515	4,849,420
5.65%, 09/11/28	6,860	7,152,624
UBS AG/Stamford CT, 7.50%, 02/15/28	460	492,664
UBS Group AG, 4.88%, 05/15/45	10,467	9,772,315
Wachovia Corp., 5.50%, 08/01/35	5,755	5,985,970
Webster Financial Corp., 4.10%, 03/25/29	1,435	1,428,637
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	15,251	14,949,514
21
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	$15,483	$14,571,371
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	16,542	15,825,204
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	17,870	13,938,711
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	18,000	16,903,092
3.53%, 03/24/28, (1-day SOFR + 1.51%)(a)	15,275	15,193,807
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(a)	14,864	14,786,576
3.90%, 05/01/45	10,550	8,623,922
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	12,455	12,458,266
4.15%, 01/24/29	14,937	15,025,166
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	8,690	8,720,966
4.30%, 07/22/27	12,941	12,988,602
4.40%, 06/14/46	9,570	8,049,869
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	9,882	9,980,957
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	16,285	14,033,708
4.65%, 11/04/44	9,903	8,703,857
4.75%, 12/07/46	9,300	8,225,516
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	9,325	9,423,621
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	12,275	12,282,843
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	15,125	15,421,520
4.90%, 11/17/45	9,403	8,468,400
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	15,960	16,015,021
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	13,305	13,562,833
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	25,820	23,606,986
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	18,800	19,458,813
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	12,795	13,182,074
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	14,985	15,371,647
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	9,270	9,621,378
5.38%, 02/07/35	4,670	4,908,640
5.38%, 11/02/43	9,478	9,250,043
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	14,690	15,301,290
5.43%, 01/23/47, (1-day SOFR + 1.23%)(a)	14,260	14,127,434
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	15,535	16,263,902
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	22,259	23,409,847
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	14,640	15,150,347
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	11,930	12,553,595
5.61%, 01/15/44	11,530	11,471,380
5.71%, 04/22/28, (1-day SOFR + 1.07%)(a)	15,925	16,217,427
5.95%, 12/01/86	2,871	3,041,462
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	9,050	9,546,352
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	15,330	17,020,363
Series B, 7.95%, 11/15/29	2,649	2,986,817
Wells Fargo Bank NA
5.85%, 02/01/37	5,519	5,875,879
5.95%, 08/26/36	3,052	3,287,431
6.60%, 01/15/38	6,890	7,797,578
Westpac Banking Corp.
1.95%, 11/20/28	5,660	5,401,624
2.15%, 06/03/31	6,370	5,831,042
2.65%, 01/16/30	3,564	3,411,782
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	7,369	6,770,004
2.96%, 11/16/40	5,508	4,289,207
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	6,180	5,658,345
3.13%, 11/18/41	5,434	4,193,219
3.35%, 03/08/27	5,145	5,128,971
3.40%, 01/25/28	4,835	4,813,738
4.04%, 08/26/27	2,406	2,420,416
Security	Par (000)	Value
Banks (continued)
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	$5,628	$5,579,584
4.35%, 07/01/30	4,260	4,334,938
4.42%, 07/24/39	4,741	4,432,066
5.05%, 04/16/29	3,440	3,573,046
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	3,290	3,431,780
5.46%, 11/18/27	6,037	6,217,218
5.54%, 11/17/28	5,135	5,370,177
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	6,575	6,882,527
6.82%, 11/17/33	3,615	4,075,730
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,031,681
Zions Bancorp N.A.
3.25%, 10/29/29	2,191	2,084,764
4.48%, 02/09/29, (1-day SOFR + 1.06%)(a)	1,250	1,251,044
4.70%, 08/18/28, (1-day SOFR + 1.16%)(a)	1,250	1,256,296
6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	1,260	1,339,562
		7,498,437,759
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	23,858	23,908,241
4.90%, 02/01/46	40,021	37,634,067
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	220	188,879
4.63%, 02/01/44	3,233	2,976,114
4.70%, 02/01/36	3,601	3,613,994
4.90%, 02/01/46	6,474	6,054,194
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	8,751	8,623,566
4.38%, 04/15/38	3,768	3,624,915
4.44%, 10/06/48	8,400	7,367,700
4.50%, 06/01/50	1,260	1,167,136
4.60%, 04/15/48	1,610	1,447,859
4.75%, 01/23/29	10,934	11,193,113
4.75%, 04/15/58	2,845	2,536,629
4.90%, 01/23/31	4,724	4,919,479
4.95%, 01/15/42	7,495	7,276,454
5.00%, 06/15/34	4,800	4,994,238
5.45%, 01/23/39	9,315	9,766,954
5.55%, 01/23/49	17,270	17,376,774
5.80%, 01/23/59	8,886	9,221,654
5.88%, 06/15/35	1,840	2,025,774
8.00%, 11/15/39	2,605	3,374,638
8.20%, 01/15/39	6,251	8,143,991
Brown-Forman Corp.
4.00%, 04/15/38	1,724	1,584,196
4.50%, 07/15/45	3,100	2,761,490
4.75%, 04/15/33	3,010	3,086,215
Coca-Cola Co.(The)
1.00%, 03/15/28	6,844	6,508,946
1.38%, 03/15/31	5,115	4,536,907
1.45%, 06/01/27	5,302	5,164,709
1.50%, 03/05/28	4,697	4,513,898
1.65%, 06/01/30	7,029	6,439,996
2.00%, 03/05/31	4,546	4,164,876
2.13%, 09/06/29	5,873	5,577,733
2.25%, 01/05/32	9,475	8,636,074
2.50%, 06/01/40	5,768	4,376,583
2.50%, 03/15/51	7,265	4,470,422
2.60%, 06/01/50	7,414	4,704,982
2.75%, 06/01/60(c)	5,676	3,394,726
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.88%, 05/05/41	$4,190	$3,278,504
2.90%, 05/25/27	4,482	4,445,117
3.00%, 03/05/51	6,645	4,524,407
3.38%, 03/25/27	6,737	6,727,297
3.45%, 03/25/30	6,563	6,488,319
4.20%, 03/25/50	3,616	3,106,099
4.65%, 08/14/34(c)	3,325	3,437,328
5.00%, 05/13/34	4,390	4,620,176
5.20%, 01/14/55(c)	4,735	4,640,247
5.30%, 05/13/54	4,525	4,494,801
5.40%, 05/13/64	6,935	6,858,421
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	4,100	4,253,212
5.45%, 06/01/34	2,455	2,602,080
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	4,098	3,517,721
2.75%, 01/22/30	6,088	5,811,883
5.10%, 05/06/35	1,160	1,194,177
5.25%, 11/26/43	2,522	2,547,864
Constellation Brands, Inc.
2.25%, 08/01/31	1,890	1,699,581
2.88%, 05/01/30	3,475	3,301,459
3.15%, 08/01/29	4,762	4,629,174
3.50%, 05/09/27	3,190	3,174,035
3.60%, 02/15/28	3,275	3,254,690
3.75%, 05/01/50	2,895	2,182,823
4.10%, 02/15/48	2,981	2,400,995
4.35%, 05/09/27	3,285	3,300,126
4.50%, 05/09/47	2,475	2,127,549
4.65%, 11/15/28	2,937	2,982,205
4.75%, 05/09/32	1,365	1,388,015
4.80%, 01/15/29	2,070	2,112,869
4.80%, 05/01/30(c)	1,665	1,706,797
4.90%, 05/01/33	3,915	3,987,259
4.95%, 11/01/35	2,030	2,031,720
5.25%, 11/15/48	2,500	2,354,188
Diageo Capital PLC
2.00%, 04/29/30	6,646	6,121,841
2.13%, 04/29/32	4,003	3,525,977
2.38%, 10/24/29	4,815	4,559,194
3.88%, 05/18/28	3,719	3,726,341
3.88%, 04/29/43	2,532	2,116,074
5.30%, 10/24/27	5,105	5,224,970
5.50%, 01/24/33	3,797	4,023,472
5.63%, 10/05/33	3,780	4,051,654
5.88%, 09/30/36	3,590	3,921,277
Diageo Investment Corp.
4.25%, 05/11/42(c)	2,092	1,855,667
5.13%, 08/15/30	1,920	1,998,272
5.63%, 04/15/35	950	1,010,439
7.45%, 04/15/35	3,660	4,436,220
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	755	572,153
4.38%, 05/10/43	1,000	901,223
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	2,738	2,470,878
3.20%, 05/01/30	3,304	3,162,636
3.35%, 03/15/51	2,480	1,681,937
3.43%, 06/15/27	4,158	4,126,765
3.80%, 05/01/50	3,870	2,855,143
3.95%, 04/15/29	5,935	5,897,511
Security	Par (000)	Value
Beverages (continued)
4.05%, 04/15/32	$3,865	$3,758,754
4.35%, 05/15/28	4,595	4,620,217
4.42%, 12/15/46	2,007	1,668,549
4.50%, 11/15/45	2,770	2,367,041
4.50%, 04/15/52	4,670	3,860,583
4.60%, 05/25/28	3,570	3,605,333
4.60%, 05/15/30	2,285	2,307,326
5.05%, 03/15/29	3,325	3,407,965
5.09%, 05/25/48	2,040	1,856,389
5.10%, 03/15/27	2,185	2,208,012
5.15%, 05/15/35	2,935	2,972,130
5.30%, 03/15/34	2,220	2,284,475
Series 10, 5.20%, 03/15/31	2,785	2,878,188
Molson Coors Beverage Co.
4.20%, 07/15/46	8,452	6,867,956
5.00%, 05/01/42	5,292	4,956,870
PepsiCo Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,010	2,053,426
4.70%, 02/16/34	2,930	2,978,842
PepsiCo, Inc.
1.40%, 02/25/31	4,400	3,912,230
1.63%, 05/01/30	7,588	6,937,290
1.95%, 10/21/31(c)	6,235	5,598,592
2.63%, 03/19/27	3,498	3,458,803
2.63%, 07/29/29	5,398	5,202,995
2.63%, 10/21/41	3,450	2,566,954
2.75%, 03/19/30	7,228	6,927,945
2.75%, 10/21/51	4,440	2,859,259
2.88%, 10/15/49	4,277	2,884,685
3.00%, 10/15/27	7,706	7,640,743
3.38%, 07/29/49	2,250	1,662,779
3.45%, 10/06/46	4,029	3,131,345
3.50%, 03/19/40	2,095	1,806,410
3.60%, 02/18/28	5,105	5,105,770
3.60%, 08/13/42	1,635	1,357,443
3.63%, 03/19/50	4,149	3,198,244
3.88%, 03/19/60	1,445	1,119,068
3.90%, 07/18/32	6,120	6,073,141
4.00%, 03/05/42	2,290	2,011,005
4.00%, 05/02/47	2,505	2,099,146
4.10%, 01/15/29	3,360	3,395,491
4.20%, 07/18/52	2,855	2,398,313
4.25%, 10/22/44	1,500	1,325,883
4.30%, 07/23/30(c)	2,020	2,060,345
4.45%, 02/07/28	2,100	2,131,839
4.45%, 05/15/28	4,035	4,099,160
4.45%, 02/15/33(c)	4,020	4,122,886
4.45%, 04/14/46	4,475	4,052,711
4.50%, 07/17/29	4,495	4,600,452
4.60%, 02/07/30	2,350	2,414,983
4.65%, 07/23/32(c)	3,140	3,236,558
4.65%, 02/15/53	2,385	2,149,584
4.80%, 07/17/34	4,010	4,146,170
4.88%, 11/01/40	2,460	2,459,848
5.00%, 02/07/35(c)	3,500	3,624,780
5.00%, 07/23/35	4,510	4,671,801
5.25%, 07/17/54	3,415	3,390,746
5.50%, 01/15/40	2,110	2,245,613
7.00%, 03/01/29	3,645	3,981,863
		621,493,827
23
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 0.3%
Amgen, Inc.
1.65%, 08/15/28	$6,308	$5,992,694
2.00%, 01/15/32	5,520	4,875,604
2.30%, 02/25/31	6,176	5,675,995
2.45%, 02/21/30	5,272	4,972,431
2.77%, 09/01/53	4,045	2,465,484
2.80%, 08/15/41	3,625	2,713,110
3.00%, 02/22/29	3,035	2,960,962
3.00%, 01/15/52	4,317	2,881,326
3.15%, 02/21/40	5,372	4,315,100
3.20%, 11/02/27	6,367	6,306,180
3.35%, 02/22/32	4,136	3,938,289
3.38%, 02/21/50	7,585	5,519,729
4.05%, 08/18/29	6,310	6,336,200
4.20%, 02/19/31(c)	3,265	3,274,536
4.20%, 03/01/33	4,300	4,245,334
4.20%, 02/22/52	3,609	2,918,564
4.40%, 05/01/45	10,709	9,352,659
4.40%, 02/22/62	4,731	3,781,137
4.56%, 06/15/48	6,519	5,687,748
4.66%, 06/15/51	14,300	12,498,800
4.85%, 02/19/36	5,000	5,027,018
4.88%, 03/01/53	5,115	4,560,381
4.95%, 10/01/41	3,292	3,162,051
5.15%, 03/02/28	17,375	17,792,290
5.15%, 11/15/41	3,955	3,877,206
5.25%, 03/02/30	13,560	14,149,270
5.25%, 03/02/33	17,810	18,639,382
5.50%, 02/19/46	4,150	4,126,766
5.60%, 03/02/43	12,560	12,843,510
5.65%, 06/15/42	2,290	2,368,116
5.65%, 03/02/53	18,115	18,079,046
5.65%, 02/19/56	1,085	1,082,909
5.75%, 03/15/40	1,250	1,324,621
5.75%, 03/02/63	11,675	11,553,996
6.38%, 06/01/37	2,990	3,364,042
6.40%, 02/01/39	3,430	3,839,705
Baxalta, Inc., 5.25%, 06/23/45	2,688	2,615,231
Biogen, Inc.
2.25%, 05/01/30	8,290	7,687,652
3.15%, 05/01/50	6,966	4,583,470
3.25%, 02/15/51	3,506	2,325,606
5.05%, 01/15/31	1,295	1,343,230
5.20%, 09/15/45	5,352	5,015,741
5.75%, 05/15/35	2,200	2,345,109
6.45%, 05/15/55	3,050	3,259,289
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	2,931	2,907,931
3.70%, 03/15/32	4,200	3,997,346
Gilead Sciences, Inc.
1.20%, 10/01/27	4,837	4,652,480
1.65%, 10/01/30	6,208	5,612,364
2.60%, 10/01/40	4,626	3,462,033
2.80%, 10/01/50	7,675	4,926,268
2.95%, 03/01/27	7,429	7,375,220
4.00%, 09/01/36	4,383	4,131,607
4.15%, 03/01/47	8,800	7,387,839
4.50%, 02/01/45	6,990	6,244,531
4.60%, 09/01/35	5,493	5,485,437
4.75%, 03/01/46	11,083	10,146,712
4.80%, 11/15/29	3,220	3,318,351
Security	Par (000)	Value
Biotechnology (continued)
4.80%, 04/01/44	$6,321	$5,913,023
5.10%, 06/15/35	4,920	5,090,890
5.25%, 10/15/33	2,985	3,150,078
5.50%, 11/15/54	4,240	4,224,321
5.55%, 10/15/53	4,940	4,968,940
5.60%, 11/15/64	3,295	3,301,404
5.65%, 12/01/41	4,687	4,909,422
Illumina, Inc.
2.55%, 03/23/31	1,225	1,123,812
4.75%, 12/12/30	2,140	2,171,754
5.75%, 12/13/27	3,880	3,992,134
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	7,002	6,311,210
2.80%, 09/15/50	3,640	2,253,412
Royalty Pharma PLC
1.75%, 09/02/27	4,996	4,834,842
2.15%, 09/02/31	2,989	2,670,325
2.20%, 09/02/30	4,379	4,017,622
3.30%, 09/02/40	4,822	3,806,742
3.35%, 09/02/51	3,250	2,198,750
3.55%, 09/02/50	4,717	3,337,131
4.45%, 03/25/31	1,900	1,910,453
5.15%, 09/02/29	3,210	3,317,215
5.20%, 09/25/35	2,430	2,468,107
5.40%, 09/02/34	2,585	2,672,706
5.90%, 09/02/54	2,385	2,394,367
5.95%, 09/25/55	2,635	2,662,951
		409,027,249
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27	1,020	1,027,330
4.70%, 04/07/28	2,020	2,050,936
4.75%, 09/22/46	230	208,876
4.95%, 04/07/30	1,640	1,686,291
5.40%, 04/07/35	2,380	2,488,067
7.13%, 07/15/36	200	234,429
Carlisle Companies, Inc.
2.20%, 03/01/32	2,630	2,324,020
2.75%, 03/01/30	4,199	3,984,965
3.75%, 12/01/27	3,205	3,194,798
5.25%, 09/15/35(c)	1,020	1,052,633
5.55%, 09/15/40(c)	1,255	1,294,575
Carrier Global Corp.
2.70%, 02/15/31	3,770	3,528,350
2.72%, 02/15/30	9,518	9,044,399
3.38%, 04/05/40	7,465	6,112,930
3.58%, 04/05/50	6,818	5,107,550
5.90%, 03/15/34	3,012	3,255,391
6.20%, 03/15/54	2,479	2,725,410
CRH America Finance, Inc.
4.40%, 02/09/31	3,815	3,842,074
5.00%, 02/09/36	3,975	4,022,849
5.40%, 05/21/34	2,080	2,173,753
5.50%, 01/09/35	3,660	3,850,165
5.60%, 02/09/56	3,235	3,234,529
5.88%, 01/09/55	1,570	1,628,642
CRH SMW Finance DAC
5.13%, 01/09/30	3,400	3,519,155
5.20%, 05/21/29	2,370	2,454,863
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Eagle Materials, Inc.
2.50%, 07/01/31	$2,720	$2,490,234
5.00%, 03/15/36	1,745	1,729,340
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	3,977	3,852,516
4.00%, 03/25/32	2,285	2,219,688
4.50%, 03/25/52	2,917	2,371,521
5.88%, 06/01/33(c)	2,704	2,893,043
Johnson Controls International PLC
4.50%, 02/15/47	2,687	2,370,754
4.63%, 07/02/44	2,805	2,538,005
4.95%, 07/02/64(e)	2,677	2,385,817
6.00%, 01/15/36	1,349	1,473,590
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,485	3,152,684
2.00%, 09/16/31	2,655	2,366,355
4.90%, 12/01/32	3,130	3,216,130
5.50%, 04/19/29	3,315	3,466,801
Lennox International, Inc.
1.70%, 08/01/27	2,063	1,999,756
5.50%, 09/15/28	2,670	2,762,324
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,550	2,321,031
3.20%, 07/15/51	5,170	3,509,849
3.45%, 06/01/27	2,383	2,370,188
3.50%, 12/15/27	4,104	4,076,696
4.25%, 12/15/47	4,325	3,627,112
5.15%, 12/01/34	1,940	2,001,314
5.50%, 12/01/54	2,260	2,217,457
Series CB, 2.50%, 03/15/30	3,516	3,313,200
Masco Corp.
1.50%, 02/15/28	3,577	3,413,410
2.00%, 10/01/30	2,824	2,559,081
2.00%, 02/15/31	3,120	2,805,665
3.13%, 02/15/51	2,051	1,377,787
3.50%, 11/15/27	2,468	2,452,277
4.50%, 05/15/47	2,265	1,963,058
Mohawk Industries, Inc.
3.63%, 05/15/30	1,700	1,662,855
5.85%, 09/18/28	1,825	1,900,042
Owens Corning
3.50%, 02/15/30	1,040	1,017,140
3.88%, 06/01/30	2,155	2,131,820
3.95%, 08/15/29	3,413	3,400,698
4.30%, 07/15/47	4,886	4,050,532
4.40%, 01/30/48	3,344	2,830,514
5.50%, 06/15/27	1,920	1,955,246
5.70%, 06/15/34(c)	3,580	3,796,077
5.95%, 06/15/54(c)	1,265	1,307,895
7.00%, 12/01/36	1,605	1,844,828
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,760	4,761,652
4.50%, 03/21/49	1,925	1,698,979
4.65%, 11/01/44	1,513	1,398,879
5.10%, 06/13/34	2,865	2,985,438
5.25%, 03/03/33	1,765	1,856,954
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	3,983	3,991,292
4.30%, 02/21/48	1,928	1,673,872
5.75%, 06/15/43	2,372	2,524,109
Security	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co.
3.50%, 06/01/30	$4,275	$4,178,947
3.90%, 04/01/27(c)	2,660	2,659,035
4.50%, 06/15/47	3,489	3,038,915
4.70%, 03/01/48	2,548	2,281,707
4.95%, 12/01/29	2,175	2,241,451
5.35%, 12/01/34	3,510	3,658,845
5.70%, 12/01/54	3,595	3,618,153
		221,809,538
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	6,647	6,509,577
2.05%, 05/15/30	4,187	3,881,399
2.70%, 05/15/40	4,291	3,284,006
2.80%, 05/15/50	5,432	3,541,296
4.30%, 06/11/28	2,480	2,510,228
4.60%, 02/08/29	5,280	5,401,926
4.75%, 02/08/31	3,525	3,639,932
4.80%, 03/03/33	3,735	3,845,221
4.85%, 02/08/34	4,660	4,781,354
4.90%, 10/11/32	1,600	1,655,893
Albemarle Corp.
4.65%, 06/01/27	4,395	4,427,807
5.05%, 06/01/32(c)	2,820	2,875,199
5.45%, 12/01/44	2,060	1,939,099
5.65%, 06/01/52	2,290	2,096,014
Cabot Corp.
4.00%, 07/01/29	1,870	1,869,377
5.00%, 06/30/32	2,390	2,446,430
CF Industries, Inc.
4.95%, 06/01/43	4,120	3,779,588
5.15%, 03/15/34	4,006	4,075,108
5.30%, 11/26/35	3,300	3,355,851
5.38%, 03/15/44	3,402	3,251,354
Dow Chemical Co.(The)
2.10%, 11/15/30	2,701	2,407,777
3.60%, 11/15/50	3,521	2,304,161
4.25%, 10/01/34	2,774	2,564,648
4.38%, 11/15/42	6,746	5,334,739
4.63%, 10/01/44	3,685	2,975,191
4.80%, 11/30/28	4,497	4,570,156
4.80%, 01/15/31	4,005	3,996,391
4.80%, 05/15/49	3,845	2,999,074
5.15%, 02/15/34	1,795	1,787,352
5.25%, 11/15/41	4,151	3,726,184
5.35%, 03/15/35(c)	2,155	2,141,277
5.55%, 11/30/48	4,338	3,797,166
5.60%, 02/15/54	2,060	1,781,267
5.65%, 03/15/36(c)	2,925	2,929,065
5.95%, 03/15/55(c)	2,365	2,140,018
6.30%, 03/15/33(c)	1,835	1,951,233
6.90%, 05/15/53(c)	3,000	3,075,332
7.38%, 11/01/29	4,091	4,495,756
9.40%, 05/15/39	2,647	3,400,640
DuPont de Nemours, Inc.
4.73%, 11/15/28	120	121,899
4.73%, 11/15/28(b)	4,970	5,037,869
5.32%, 11/15/38	4,844	4,906,252
5.42%, 11/15/48(c)	2,477	2,364,433
Eastman Chemical Co.
4.50%, 12/01/28	2,226	2,251,507
25
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.50%, 02/20/31	$2,015	$2,016,283
4.65%, 10/15/44	4,523	3,917,126
4.80%, 09/01/42	2,747	2,494,673
5.00%, 08/01/29	3,205	3,289,717
5.63%, 02/20/34	2,580	2,692,907
5.75%, 03/08/33(c)	2,465	2,620,793
Ecolab, Inc.
1.30%, 01/30/31	3,030	2,667,438
2.13%, 02/01/32	3,390	3,039,922
2.13%, 08/15/50	2,708	1,525,175
2.70%, 12/15/51	5,125	3,214,627
2.75%, 08/18/55	5,064	3,106,418
3.25%, 12/01/27	3,170	3,150,971
3.95%, 12/01/47	1,570	1,307,788
4.30%, 06/15/28	2,365	2,392,890
4.80%, 03/24/30	3,578	3,685,621
5.00%, 09/01/35	2,335	2,411,430
5.25%, 01/15/28	4,040	4,150,828
5.50%, 12/08/41	805	852,445
EIDP, Inc.
2.30%, 07/15/30	4,102	3,837,588
4.80%, 05/15/33	1,930	1,952,982
5.13%, 05/15/32	2,450	2,541,195
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	2,719	2,259,445
4.45%, 09/26/28	2,315	2,331,886
5.00%, 09/26/48	3,027	2,733,801
Linde, Inc./CT
1.10%, 08/10/30	5,782	5,136,222
2.00%, 08/10/50	3,315	1,803,203
3.55%, 11/07/42	2,742	2,252,123
Lubrizol Corp. (The), 6.50%, 10/01/34	1,892	2,167,300
LYB International Finance BV
4.88%, 03/15/44	4,840	4,055,969
5.25%, 07/15/43	3,344	2,930,281
LYB International Finance II BV, 3.50%, 03/02/27	2,460	2,445,886
LYB International Finance III LLC
2.25%, 10/01/30	3,892	3,519,294
3.38%, 10/01/40	4,770	3,531,569
3.63%, 04/01/51	4,836	3,160,266
3.80%, 10/01/60	3,350	2,123,598
4.20%, 10/15/49	4,518	3,276,788
4.20%, 05/01/50	4,742	3,419,740
5.13%, 01/15/31(c)	555	564,226
5.50%, 03/01/34(c)	3,905	3,932,719
5.63%, 05/15/33	3,350	3,421,154
5.88%, 01/15/36(c)	830	838,527
6.15%, 05/15/35(c)	1,475	1,532,507
LyondellBasell Industries NV, 4.63%, 02/26/55(c)	4,097	3,162,466
Mosaic Co.(The)
4.05%, 11/15/27	1,880	1,881,825
4.35%, 01/15/29	1,070	1,078,511
4.60%, 11/15/30	1,090	1,103,507
4.88%, 11/15/41	2,000	1,839,490
5.38%, 11/15/28	1,560	1,610,435
5.45%, 11/15/33(c)	1,817	1,886,768
5.63%, 11/15/43	1,353	1,323,667
NewMarket Corp., 2.70%, 03/18/31	2,231	2,054,812
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
2.95%, 05/13/30	$2,439	$2,325,634
3.95%, 05/13/50	3,215	2,507,507
4.13%, 03/15/35	2,380	2,240,996
4.20%, 04/01/29	4,685	4,703,126
4.50%, 03/12/27	1,725	1,734,077
4.90%, 03/27/28	3,347	3,406,863
4.90%, 06/01/43	2,989	2,761,297
5.00%, 04/01/49	3,044	2,781,040
5.20%, 06/21/27	2,520	2,559,148
5.25%, 03/12/32	2,575	2,688,623
5.25%, 01/15/45	2,677	2,574,725
5.40%, 06/21/34	2,150	2,242,605
5.63%, 12/01/40	1,921	1,957,423
5.80%, 03/27/53(c)	2,380	2,426,338
5.88%, 12/01/36	2,999	3,190,809
6.13%, 01/15/41	685	732,431
PPG Industries, Inc.
2.55%, 06/15/30	2,277	2,142,750
2.80%, 08/15/29	2,095	2,023,780
3.75%, 03/15/28	4,811	4,802,469
4.38%, 03/15/31	2,260	2,271,100
Rohm and Haas Co., 7.85%, 07/15/29	170	188,760
RPM International, Inc.
2.95%, 01/15/32	2,000	1,839,175
3.75%, 03/15/27	3,260	3,253,159
4.25%, 01/15/48	1,426	1,187,933
4.55%, 03/01/29	2,829	2,872,028
5.25%, 06/01/45	2,320	2,258,538
Sherwin-Williams Co.(The)
2.20%, 03/15/32	3,047	2,704,104
2.30%, 05/15/30	3,013	2,800,520
2.90%, 03/15/52	2,380	1,490,829
2.95%, 08/15/29	4,677	4,518,916
3.30%, 05/15/50	2,665	1,860,989
3.45%, 06/01/27	8,785	8,742,892
3.80%, 08/15/49	2,725	2,075,796
4.00%, 12/15/42	1,420	1,191,730
4.30%, 08/15/28	2,900	2,924,368
4.50%, 08/15/30	2,170	2,202,732
4.50%, 06/01/47	5,678	4,907,825
4.55%, 03/01/28	1,010	1,023,033
4.55%, 08/01/45	1,912	1,682,446
4.80%, 09/01/31	1,650	1,698,904
5.15%, 08/15/35	2,320	2,383,987
Westlake Corp.
2.88%, 08/15/41	2,143	1,506,648
3.13%, 08/15/51	3,220	2,003,579
3.38%, 06/15/30(c)	2,245	2,170,656
3.38%, 08/15/61	2,504	1,522,402
4.38%, 11/15/47	2,505	1,991,322
5.00%, 08/15/46	3,280	2,880,489
5.55%, 11/15/35	1,795	1,822,183
6.38%, 11/15/55	2,100	2,103,775
		394,355,307
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,198,054
Automatic Data Processing, Inc.
1.25%, 09/01/30	6,822	6,088,563
1.70%, 05/15/28	5,685	5,445,890
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.45%, 09/09/34	$4,065	$4,058,145
4.75%, 05/08/32	4,125	4,256,166
Block Financial LLC
2.50%, 07/15/28	3,728	3,553,482
3.88%, 08/15/30(c)	3,363	3,200,385
5.38%, 09/15/32	1,240	1,219,560
Brown University, Series A, 2.92%, 09/01/50	3,315	2,260,675
California Endowment (The), Series 2021, 2.50%, 04/01/51(c)	3,548	2,174,750
California Institute of Technology
3.65%, 09/01/2119	1,094	718,886
4.32%, 08/01/45	1,602	1,431,695
4.70%, 11/01/2111	1,769	1,496,927
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,369,610
Cintas Corp. No. 2
3.70%, 04/01/27	6,097	6,091,268
4.00%, 05/01/32	2,515	2,490,229
4.20%, 05/01/28	1,675	1,689,658
Claremont Mckenna College, 3.78%, 01/01/2122	830	555,425
Cornell University
4.84%, 06/15/34	2,070	2,135,712
Series 2025, 4.17%, 06/15/30	1,960	1,985,113
Series 2025, 4.73%, 06/15/35	2,050	2,097,542
Duke University
Series 2020, 2.68%, 10/01/44	2,001	1,523,981
Series 2020, 2.76%, 10/01/50	1,778	1,179,734
Series 2020, 2.83%, 10/01/55	2,710	1,776,202
Emory University
Series 2020, 2.14%, 09/01/30	358	331,848
Series 2020, 2.97%, 09/01/50	2,413	1,651,620
Equifax, Inc.
2.35%, 09/15/31	5,725	5,129,977
3.10%, 05/15/30	3,366	3,210,100
4.80%, 09/15/29	3,690	3,756,829
5.10%, 12/15/27	4,560	4,643,905
5.10%, 06/01/28	3,630	3,705,600
Ford Foundation(The)
Series 2020, 2.42%, 06/01/50	2,760	1,723,156
Series 2020, 2.82%, 06/01/70(c)	3,257	1,932,474
George Washington University(The)
4.87%, 09/15/45	1,735	1,642,376
Series 2014, 4.30%, 09/15/44	1,620	1,429,508
Series 2018, 4.13%, 09/15/48	3,766	3,161,015
Georgetown University(The)
5.12%, 04/01/53(c)	280	268,705
Series 20A, 2.94%, 04/01/50(c)	1,824	1,220,925
Series A, 5.22%, 10/01/2118	1,286	1,167,284
Series B, 4.32%, 04/01/49	2,553	2,196,652
Global Payments, Inc.
2.90%, 05/15/30	4,719	4,393,850
2.90%, 11/15/31	4,059	3,655,882
3.20%, 08/15/29	6,222	5,967,138
4.15%, 08/15/49	3,969	2,952,773
4.45%, 06/01/28	3,030	3,037,506
4.50%, 11/15/28	4,760	4,776,445
4.88%, 11/15/30	3,790	3,785,044
4.95%, 08/15/27	3,459	3,486,949
5.20%, 11/15/32	3,175	3,188,230
5.30%, 08/15/29	2,720	2,795,841
Security	Par (000)	Value
Commercial Services (continued)
5.40%, 08/15/32	$3,650	$3,715,659
5.55%, 11/15/35	5,070	5,042,367
5.95%, 08/15/52(c)	3,865	3,679,953
Howard University, 5.21%, 10/01/52	978	842,918
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,176,457
Johns Hopkins University
4.71%, 07/01/32(c)	1,450	1,501,533
Series 2013, 4.08%, 07/01/53	2,283	1,901,561
Series A, 2.81%, 01/01/60(c)	1,785	1,084,614
Leland Stanford Junior University(The)
1.29%, 06/01/27	1,380	1,342,399
2.41%, 06/01/50	2,555	1,591,703
3.65%, 05/01/48	3,541	2,874,070
4.68%, 03/01/35(c)	2,100	2,151,089
Series 2025, 4.15%, 08/01/30	2,100	2,129,249
Massachusetts Institute of Technology
3.07%, 04/01/52	2,608	1,825,925
3.89%, 07/01/2116	708	509,672
3.96%, 07/01/38	819	769,571
4.68%, 07/01/2114	2,478	2,141,433
5.60%, 07/01/2111	3,170	3,264,096
5.62%, 06/01/55	2,780	2,966,293
Series F, 2.99%, 07/01/50	2,636	1,846,416
Series G, 2.29%, 07/01/51(c)	2,284	1,358,983
Moody's Corp.
2.00%, 08/19/31(c)	3,702	3,323,500
2.75%, 08/19/41	3,275	2,409,046
3.10%, 11/29/61	2,695	1,669,421
3.25%, 01/15/28	3,614	3,572,745
3.25%, 05/20/50	1,603	1,111,720
3.75%, 02/25/52	2,490	1,886,143
4.25%, 02/01/29	3,066	3,097,474
4.25%, 08/08/32	2,985	2,976,492
4.88%, 12/17/48	2,075	1,866,724
5.00%, 08/05/34	2,905	2,990,607
5.25%, 07/15/44	2,961	2,904,398
Northeastern University, Series 2020, 2.89%, 10/01/50(c)	1,541	1,055,954
Northwestern University
4.64%, 12/01/44	2,040	1,970,301
4.94%, 12/01/35	2,175	2,250,446
Series 2017, 3.66%, 12/01/57(c)	1,729	1,308,072
Series 2020, 2.64%, 12/01/50	2,694	1,742,643
PayPal Holdings, Inc.
2.30%, 06/01/30	5,804	5,422,507
2.85%, 10/01/29	6,469	6,237,988
3.25%, 06/01/50	5,447	3,782,477
3.90%, 06/01/27	2,600	2,602,869
4.40%, 06/01/32	4,985	4,996,743
4.45%, 03/06/28	1,750	1,769,805
5.05%, 06/01/52	5,380	4,819,801
5.10%, 04/01/35	1,895	1,911,229
5.15%, 06/01/34	4,470	4,550,756
5.25%, 06/01/62	3,150	2,879,527
5.50%, 06/01/54	2,065	1,967,702
President and Fellows of Harvard College
2.52%, 10/15/50(c)	3,294	2,089,789
3.15%, 07/15/46	2,450	1,850,357
3.30%, 07/15/56	2,006	1,413,902
3.75%, 11/15/52	1,570	1,246,211
4.61%, 02/15/35(c)	200	205,089
27
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.88%, 10/15/40	$895	$911,344
4.89%, 03/15/30	525	546,601
5.26%, 03/15/36	200	214,073
Quanta Services, Inc.
2.35%, 01/15/32	2,286	2,041,876
2.90%, 10/01/30	3,935	3,719,826
3.05%, 10/01/41	3,640	2,778,020
4.30%, 08/09/28	1,625	1,637,877
4.50%, 01/15/31	1,625	1,644,002
4.75%, 08/09/27	2,050	2,072,069
5.10%, 08/09/35	1,625	1,653,495
5.25%, 08/09/34	2,050	2,124,036
RELX Capital, Inc.
3.00%, 05/22/30	4,709	4,495,450
4.00%, 03/18/29	6,142	6,136,280
4.75%, 03/27/30	2,260	2,305,930
4.75%, 05/20/32	2,270	2,312,357
5.25%, 03/27/35	1,130	1,163,058
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,469	3,417,549
Rollins, Inc., 5.25%, 02/24/35	1,740	1,788,936
S&P Global, Inc.
1.25%, 08/15/30(c)	3,988	3,534,524
2.30%, 08/15/60(c)	3,125	1,607,295
2.45%, 03/01/27	5,275	5,202,270
2.50%, 12/01/29	2,847	2,704,548
2.70%, 03/01/29	5,765	5,572,887
2.90%, 03/01/32	4,321	4,020,518
3.25%, 12/01/49	4,238	3,002,927
3.70%, 03/01/52	5,560	4,223,341
3.90%, 03/01/62	1,639	1,236,556
4.25%, 05/01/29	4,580	4,619,667
4.25%, 01/15/31(b)	2,020	2,026,895
4.75%, 08/01/28	3,850	3,931,454
4.80%, 12/04/35(b)	1,160	1,162,110
5.25%, 09/15/33	2,957	3,118,725
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,092,500
TR Finance LLC
5.50%, 08/15/35	2,732	2,842,549
5.65%, 11/23/43	1,976	1,975,116
5.85%, 04/15/40	2,789	2,848,023
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	2,944	2,727,479
5.15%, 02/15/33	1,730	1,730,360
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,281,529
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(c)	650	647,384
Trustees of Dartmouth College, 4.27%, 06/01/30	875	887,868
Trustees of Princeton University(The)
4.20%, 03/01/52	1,580	1,353,847
4.65%, 07/01/30	290	299,889
5.70%, 03/01/39	2,490	2,723,986
Series 2020, 2.52%, 07/01/50	2,647	1,712,415
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119	2,318	1,527,369
4.67%, 09/01/2112	390	329,565
Series 2020, 2.40%, 10/01/50(c)	1,863	1,136,140
Security	Par (000)	Value
Commercial Services (continued)
UL Solutions, Inc., 6.50%, 10/20/28	$1,150	$1,216,929
University of Chicago(The)
3.00%, 10/01/52(c)	320	226,121
4.00%, 10/01/53	2,064	1,673,186
Series 20B, 2.76%, 04/01/45	1,477	1,198,527
Series C, 2.55%, 04/01/50	1,846	1,228,074
University of Miami, 4.06%, 04/01/52	2,507	2,061,080
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,850	1,478,276
Series 2017, 3.39%, 02/15/48	2,224	1,719,227
University of Southern California
2.81%, 10/01/50	1,380	911,095
3.03%, 10/01/39	3,714	3,152,408
4.98%, 10/01/53	1,645	1,579,989
5.25%, 10/01/2111	1,128	1,086,316
Series 2017, 3.84%, 10/01/47	2,173	1,799,775
Series 21A, 2.95%, 10/01/51	2,885	1,945,923
Series A, 3.23%, 10/01/2120	979	584,938
Verisk Analytics, Inc.
3.63%, 05/15/50	2,701	1,972,503
4.13%, 03/15/29	4,663	4,676,531
4.45%, 03/15/31	515	516,951
5.13%, 03/15/36	2,875	2,869,243
5.25%, 06/05/34	2,710	2,758,754
5.25%, 03/15/35	2,410	2,448,077
5.50%, 06/15/45	2,550	2,466,800
5.75%, 04/01/33	3,360	3,559,630
Washington University(The)
3.52%, 04/15/54	2,916	2,198,079
4.35%, 04/15/2122	1,599	1,257,439
William Marsh Rice University
3.57%, 05/15/45	1,545	1,270,158
3.77%, 05/15/55(c)	1,695	1,326,664
Yale University
Series 2020, 1.48%, 04/15/30(c)	1,479	1,350,935
Series 2020, 2.40%, 04/15/50(c)	2,398	1,495,359
Series 2025, 4.70%, 04/15/32	425	441,591
		429,320,776
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	4,780	4,799,637
4.05%, 10/04/29	6,325	6,361,732
4.25%, 10/04/31	5,845	5,864,496
4.50%, 10/04/34	5,425	5,367,762
Amdocs Ltd., 2.54%, 06/15/30	3,721	3,397,337
Apple, Inc.
1.20%, 02/08/28	9,147	8,747,440
1.25%, 08/20/30	8,432	7,565,871
1.40%, 08/05/28	10,695	10,165,990
1.65%, 05/11/30	8,863	8,138,047
1.65%, 02/08/31	10,490	9,495,435
1.70%, 08/05/31	5,828	5,223,500
2.20%, 09/11/29	7,285	6,940,519
2.38%, 02/08/41	5,220	3,823,969
2.40%, 08/20/50	5,091	3,059,522
2.55%, 08/20/60	12,202	6,861,133
2.65%, 05/11/50	11,056	7,027,431
2.65%, 02/08/51	11,370	7,154,668
2.70%, 08/05/51	8,974	5,692,041
2.80%, 02/08/61	6,933	4,127,196
2.85%, 08/05/61	5,585	3,357,894
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.90%, 09/12/27	$10,646	$10,542,416
2.95%, 09/11/49	7,293	4,983,360
3.00%, 06/20/27	2,860	2,842,139
3.00%, 11/13/27	7,987	7,924,693
3.20%, 05/11/27	9,472	9,435,646
3.25%, 08/08/29	4,790	4,732,302
3.35%, 08/08/32(c)	7,665	7,427,968
3.45%, 02/09/45	8,616	6,807,352
3.75%, 09/12/47	6,049	4,853,523
3.75%, 11/13/47	6,682	5,363,446
3.85%, 05/04/43	13,098	11,229,008
3.85%, 08/04/46	10,389	8,557,369
3.95%, 08/08/52	8,300	6,677,816
4.00%, 05/10/28	4,730	4,769,523
4.00%, 05/12/28	5,310	5,357,949
4.10%, 08/08/62	5,355	4,264,528
4.15%, 05/10/30	2,910	2,954,423
4.20%, 05/12/30(c)	4,690	4,764,035
4.25%, 02/09/47	4,846	4,211,898
4.30%, 05/10/33	4,805	4,911,247
4.38%, 05/13/45	8,504	7,681,209
4.45%, 05/06/44	3,882	3,602,629
4.50%, 05/12/32	4,450	4,589,351
4.50%, 02/23/36(c)	7,383	7,553,465
4.65%, 02/23/46	15,494	14,431,000
4.75%, 05/12/35	4,550	4,700,591
4.85%, 05/10/53(c)	4,635	4,436,065
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	1,737	1,782,334
5.95%, 04/15/35	1,500	1,522,180
CGI, Inc.
2.30%, 09/14/31	3,153	2,805,808
4.95%, 03/14/30	2,640	2,680,092
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,480	4,238,881
3.45%, 12/15/51(c)	4,439	3,108,135
4.15%, 02/15/29	6,185	6,204,399
4.35%, 02/01/30	3,160	3,176,322
4.50%, 02/15/31	5,375	5,399,839
4.75%, 04/01/28	1,455	1,477,768
4.75%, 10/06/32	5,295	5,336,414
4.85%, 02/01/35(c)	4,085	4,056,756
5.00%, 04/01/30	2,370	2,436,931
5.10%, 02/15/36(c)	4,590	4,602,314
5.25%, 02/01/28	2,570	2,628,421
5.30%, 10/01/29	7,665	7,946,595
5.30%, 04/01/32	4,250	4,412,314
5.40%, 04/15/34	3,900	4,038,693
5.50%, 04/01/35	4,390	4,558,455
5.75%, 02/01/33	4,150	4,405,948
6.10%, 07/15/27	3,300	3,384,571
6.20%, 07/15/30	3,543	3,803,361
8.10%, 07/15/36	4,862	5,904,194
8.35%, 07/15/46	2,755	3,525,126
Dell, Inc.
6.50%, 04/15/38	2,285	2,481,913
7.10%, 04/15/28	3,745	3,974,437
DXC Technology Co., 2.38%, 09/15/28	3,837	3,618,662
Fortinet, Inc., 2.20%, 03/15/31	3,719	3,369,583
Gartner, Inc.
4.95%, 03/20/31	450	443,719
Security	Par (000)	Value
Computers (continued)
5.60%, 11/20/35	$2,000	$1,915,678
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	1,860	1,931,242
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	1,350	1,333,960
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,770	4,777,926
4.15%, 09/15/28	3,650	3,658,171
4.40%, 09/25/27	6,460	6,498,030
4.40%, 10/15/30	4,620	4,626,070
4.55%, 10/15/29	7,970	8,066,457
4.85%, 10/15/31	5,130	5,203,343
5.00%, 10/15/34	5,670	5,607,345
5.25%, 07/01/28	3,665	3,761,933
5.60%, 10/15/54	5,480	5,042,535
6.20%, 10/15/35(c)	4,945	5,358,246
6.35%, 10/15/45	8,552	8,788,979
HP, Inc.
2.65%, 06/17/31	5,700	5,162,834
3.00%, 06/17/27	5,394	5,326,241
3.40%, 06/17/30	565	543,199
4.00%, 04/15/29	5,580	5,543,849
4.20%, 04/15/32(c)	3,165	3,069,871
4.75%, 01/15/28	5,225	5,288,910
5.40%, 04/25/30	3,050	3,161,698
5.50%, 01/15/33(c)	5,680	5,835,388
6.00%, 09/15/41(c)	6,687	6,698,991
6.10%, 04/25/35(c)	2,590	2,767,407
IBM International Capital Pte Ltd.
4.60%, 02/05/29	5,100	5,194,073
4.75%, 02/05/31	4,185	4,263,191
4.90%, 02/05/34	4,590	4,646,183
5.25%, 02/05/44	3,910	3,759,444
5.30%, 02/05/54	6,930	6,456,130
International Business Machines Corp.
1.70%, 05/15/27	6,184	6,029,154
1.95%, 05/15/30	7,160	6,567,463
2.72%, 02/09/32	2,635	2,415,625
2.85%, 05/15/40	3,038	2,301,778
2.95%, 05/15/50	4,289	2,769,300
3.43%, 02/09/52	4,390	3,022,250
3.50%, 05/15/29	13,245	13,051,063
4.00%, 02/03/29	2,200	2,207,839
4.00%, 06/20/42	4,001	3,368,469
4.15%, 07/27/27	4,178	4,201,660
4.15%, 05/15/39	9,384	8,414,451
4.25%, 05/15/49	13,015	10,519,013
4.30%, 02/03/31	2,230	2,242,773
4.40%, 07/27/32	3,745	3,744,896
4.50%, 02/06/28	4,980	5,042,511
4.60%, 02/03/33	2,200	2,217,114
4.65%, 02/10/28	3,840	3,897,363
4.70%, 02/19/46	3,834	3,405,044
4.75%, 02/06/33	3,667	3,733,335
4.80%, 02/10/30	3,000	3,073,154
4.90%, 07/27/52	4,260	3,758,792
4.95%, 02/03/36	4,210	4,201,202
5.00%, 02/10/32	3,830	3,942,924
5.10%, 02/06/53	3,285	2,980,741
5.20%, 02/10/35(c)	3,390	3,499,030
5.60%, 11/30/39	4,235	4,403,128
29
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.70%, 02/10/55(c)	$3,930	$3,870,751
5.80%, 02/03/56	2,355	2,357,766
5.88%, 11/29/32	3,784	4,100,504
6.22%, 08/01/27	3,312	3,422,956
6.50%, 01/15/28	1,980	2,075,087
7.13%, 12/01/96(c)	2,069	2,423,636
Kyndryl Holdings, Inc.
2.70%, 10/15/28	3,112	2,865,031
3.15%, 10/15/31	3,770	3,190,553
4.10%, 10/15/41	3,535	2,508,767
6.35%, 02/20/34(c)	1,225	1,165,062
Leidos, Inc.
2.30%, 02/15/31	4,138	3,757,265
4.10%, 03/15/29	2,205	2,209,971
4.38%, 05/15/30	1,553	1,558,114
5.00%, 03/15/36	2,500	2,494,195
5.75%, 03/15/33	180	191,357
NetApp, Inc.
2.38%, 06/22/27	2,421	2,371,172
2.70%, 06/22/30	3,269	3,065,876
5.50%, 03/17/32	2,890	3,012,075
5.70%, 03/17/35	2,150	2,240,356
Teledyne FLIR LLC, 2.50%, 08/01/30	2,841	2,661,820
		700,940,446
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,680	3,655,339
3.25%, 08/15/32	3,100	2,968,047
3.70%, 08/01/47	1,495	1,205,322
4.00%, 08/15/45	3,518	3,081,053
4.20%, 05/01/30	4,080	4,142,547
4.60%, 03/01/28	1,904	1,938,048
4.60%, 03/01/33	2,244	2,317,684
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	4,245	3,831,130
2.38%, 12/01/29	4,328	4,082,624
2.60%, 04/15/30	4,124	3,907,598
3.13%, 12/01/49	1,877	1,280,979
3.15%, 03/15/27	3,682	3,657,134
4.15%, 03/15/47	3,065	2,512,196
4.38%, 05/15/28	4,885	4,939,931
4.38%, 06/15/45	1,418	1,222,619
4.65%, 05/15/33	3,210	3,255,293
5.00%, 02/14/34	2,705	2,795,144
5.15%, 05/15/53(c)	3,605	3,371,831
6.00%, 05/15/37	1,982	2,188,407
Haleon U.S. Capital LLC
3.38%, 03/24/27	9,995	9,947,139
3.38%, 03/24/29	6,580	6,468,966
3.63%, 03/24/32	7,230	6,964,887
4.00%, 03/24/52	5,340	4,286,414
Kenvue, Inc.
4.85%, 05/22/32	2,910	3,008,596
4.90%, 03/22/33(c)	5,990	6,182,238
5.00%, 03/22/30	6,000	6,218,509
5.05%, 03/22/28	4,755	4,867,255
5.05%, 03/22/53(c)	7,295	6,797,981
5.10%, 03/22/43	3,500	3,435,752
5.20%, 03/22/63	3,870	3,594,098
Procter & Gamble Co.(The)
1.20%, 10/29/30	7,190	6,394,384
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
1.95%, 04/23/31	$3,732	$3,409,780
2.30%, 02/01/32(c)	2,260	2,085,725
2.80%, 03/25/27	4,427	4,388,071
2.85%, 08/11/27	5,611	5,559,938
3.00%, 03/25/30	8,055	7,828,486
3.50%, 10/25/47	2,895	2,299,634
3.55%, 03/25/40	2,455	2,165,236
3.60%, 03/25/50	2,552	2,005,062
3.95%, 01/26/28	3,955	3,987,811
4.05%, 05/01/30	3,270	3,308,621
4.05%, 01/26/33(c)	4,630	4,667,286
4.10%, 11/03/32	2,570	2,584,266
4.15%, 10/24/29	2,845	2,897,691
4.35%, 01/29/29	3,960	4,056,416
4.35%, 11/03/35	2,440	2,430,443
4.55%, 01/29/34(c)	3,380	3,464,691
4.55%, 10/24/34	2,960	3,035,066
4.60%, 05/01/35	2,805	2,864,807
5.55%, 03/05/37	3,320	3,636,809
5.80%, 08/15/34	2,025	2,241,155
Unilever Capital Corp.
1.38%, 09/14/30	3,321	2,998,016
1.75%, 08/12/31	4,695	4,182,934
2.13%, 09/06/29	5,420	5,136,280
2.90%, 05/05/27	7,940	7,878,106
3.50%, 03/22/28	7,264	7,242,403
4.25%, 08/12/27	3,350	3,377,906
4.63%, 08/12/34	3,590	3,646,903
4.88%, 09/08/28	2,650	2,723,253
5.00%, 12/08/33	3,171	3,326,505
5.90%, 11/15/32	5,465	6,035,627
Series 30Y, 2.63%, 08/12/51	3,350	2,133,503
		242,117,575
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	256,775
6.25%, 06/15/33	315	333,872
WW Grainger, Inc.
3.75%, 05/15/46	2,451	1,997,225
4.20%, 05/15/47	1,270	1,096,804
4.45%, 09/15/34	2,265	2,271,329
4.60%, 06/15/45	4,845	4,474,484
		10,430,489
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	16,398	15,945,401
3.30%, 01/30/32	17,854	16,678,133
3.40%, 10/29/33	7,297	6,657,917
3.65%, 07/21/27	6,795	6,768,844
3.85%, 10/29/41(c)	5,938	4,938,870
3.88%, 01/23/28	3,242	3,233,902
4.13%, 02/28/29	1,770	1,770,634
4.38%, 11/15/30	3,905	3,913,875
4.63%, 10/15/27	4,691	4,733,430
4.63%, 09/10/29	4,980	5,047,647
4.75%, 01/15/33	1,650	1,653,320
4.88%, 04/01/28	2,790	2,836,684
4.95%, 09/10/34	5,415	5,427,678
5.00%, 11/15/35	2,010	2,005,868
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 01/19/29	$3,655	$3,750,994
5.30%, 01/19/34	3,745	3,853,180
5.38%, 12/15/31	3,215	3,353,327
5.75%, 06/06/28	5,010	5,189,752
6.15%, 09/30/30	4,175	4,479,571
6.45%, 04/15/27	3,270	3,351,930
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	620	642,452
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	3,260	3,439,804
Affiliated Managers Group, Inc.
3.30%, 06/15/30	2,741	2,634,582
5.50%, 08/20/34	1,760	1,807,416
5.50%, 02/15/36	1,865	1,882,021
Air Lease Corp.
2.10%, 09/01/28	2,240	2,127,045
2.88%, 01/15/32	4,523	4,102,192
3.00%, 02/01/30	2,876	2,722,699
3.13%, 12/01/30	2,948	2,768,101
3.25%, 10/01/29	2,096	2,022,043
3.63%, 04/01/27	4,838	4,817,599
3.63%, 12/01/27	2,504	2,486,952
4.63%, 10/01/28(c)	2,354	2,373,391
5.10%, 03/01/29	2,000	2,044,919
5.20%, 07/15/31	1,590	1,630,552
5.30%, 02/01/28	4,010	4,093,986
5.85%, 12/15/27	1,770	1,823,017
Ally Financial, Inc.
2.20%, 11/02/28	4,465	4,251,882
4.75%, 06/09/27	3,620	3,647,224
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	1,150	1,182,120
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	2,915	2,937,936
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	2,530	2,598,248
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	3,490	3,599,763
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	3,280	3,468,944
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	2,935	3,091,042
7.10%, 11/15/27	3,425	3,586,773
8.00%, 11/01/31	12,195	13,839,879
American Express Co.
2.55%, 03/04/27	9,155	9,051,506
3.30%, 05/03/27	8,795	8,748,825
4.01%, 02/09/29, (1-day SOFR + 0.58%)(a)	5,560	5,575,679
4.05%, 05/03/29	5,600	5,645,012
4.05%, 12/03/42	7,015	6,121,582
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	6,965	7,027,122
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	5,906	5,897,277
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	4,070	4,110,122
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	7,285	7,403,400
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	8,710	8,627,882
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)(c)	5,895	6,028,296
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	3,325	3,394,687
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	6,645	6,855,292
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	4,425	4,492,090
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	6,895	7,075,584
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	4,515	4,665,778
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	6,990	7,200,547
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	8,310	8,615,993
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	1,900	1,939,559
Security	Par (000)	Value
Diversified Financial Services (continued)
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	$5,735	$5,974,531
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	7,220	7,541,964
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	1,260	1,321,808
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	6,750	7,144,032
5.85%, 11/05/27	8,460	8,729,508
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	2,830	3,022,596
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5,885	6,441,646
American Express Credit Corp., 3.30%, 05/03/27	3,122	3,105,003
Ameriprise Financial, Inc.
4.50%, 05/13/32	2,955	2,984,343
5.15%, 05/15/33	2,815	2,918,685
5.20%, 04/15/35(c)	2,445	2,490,941
5.70%, 12/15/28	3,370	3,525,769
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,360,175
Apollo Global Management, Inc.
4.60%, 01/15/31	1,525	1,535,008
5.15%, 08/12/35	2,530	2,505,655
5.80%, 05/21/54	2,610	2,479,981
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	2,505	2,407,750
6.38%, 11/15/33	2,284	2,485,744
Ares Management Corp.
5.60%, 10/11/54	2,315	2,103,870
6.38%, 11/10/28	2,490	2,615,447
BGC Group, Inc.
6.15%, 04/02/30	2,015	2,096,808
6.60%, 06/10/29	2,410	2,530,739
8.00%, 05/25/28	2,095	2,240,070
Blue Owl Finance LLC
3.13%, 06/10/31	3,510	3,120,950
4.13%, 10/07/51(c)	1,160	772,518
4.38%, 02/15/32(c)	2,340	2,191,781
6.25%, 04/18/34	4,350	4,347,566
Brookfield Asset Management Ltd.
4.65%, 11/15/30	2,020	2,045,576
5.30%, 01/15/36	2,080	2,069,922
5.80%, 04/24/35	2,325	2,413,890
6.08%, 09/15/55	2,615	2,652,107
Brookfield Capital Finance LLC, 6.09%, 06/14/33	2,340	2,482,751
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	3,960	3,493,223
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	3,650	2,469,805
Brookfield Finance, Inc.
2.72%, 04/15/31	2,925	2,693,089
3.50%, 03/30/51	3,756	2,576,346
3.63%, 02/15/52	2,497	1,742,407
3.90%, 01/25/28	6,821	6,808,453
4.35%, 04/15/30	4,609	4,612,487
4.70%, 09/20/47	4,556	3,909,293
4.85%, 03/29/29	5,132	5,221,959
5.33%, 01/15/36	1,600	1,595,936
5.68%, 01/15/35	2,795	2,884,054
5.97%, 03/04/54	2,575	2,563,850
6.35%, 01/05/34	3,215	3,483,329
31
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	$5,183	$4,567,609
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	3,100	2,808,602
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	4,165	4,062,251
3.65%, 05/11/27	4,707	4,691,195
3.75%, 03/09/27	5,999	5,988,529
3.80%, 01/31/28	7,175	7,152,172
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	2,405	2,405,975
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	3,330	3,355,731
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	7,396	7,469,179
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	12,030	12,000,963
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(c)	4,375	4,516,489
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	5,400	5,536,964
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	6,070	6,123,411
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	2,535	2,629,511
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	4,402	4,513,123
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	4,235	4,409,805
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	6,160	6,500,549
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	5,185	5,461,777
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	4,870	5,174,497
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	2,440	2,537,685
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	7,648	7,996,912
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	8,175	8,864,628
6.70%, 11/29/32	3,945	4,387,367
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	6,250	7,060,731
7.96%, 11/02/34, (1-day SOFR + 3.37%)(a)	4,465	5,254,565
Cboe Global Markets, Inc.
1.63%, 12/15/30	3,710	3,316,663
3.00%, 03/16/32	1,670	1,561,372
Charles Schwab Corp.(The)
1.65%, 03/11/31	4,004	3,547,806
1.95%, 12/01/31	4,116	3,646,871
2.00%, 03/20/28	5,232	5,052,509
2.30%, 05/13/31	3,538	3,234,231
2.45%, 03/03/27	6,110	6,032,211
2.75%, 10/01/29	3,109	2,989,456
2.90%, 03/03/32	4,578	4,229,781
3.20%, 03/02/27	4,327	4,303,511
3.20%, 01/25/28	4,973	4,930,174
3.25%, 05/22/29	3,295	3,239,369
3.30%, 04/01/27	4,875	4,849,455
4.00%, 02/01/29	3,808	3,833,840
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	6,985	7,021,112
4.63%, 03/22/30	3,158	3,248,134
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	6,300	6,300,437
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)(c)	3,340	3,466,056
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	5,250	5,636,684
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	4,735	5,167,370
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	4,570	4,838,310
CI Financial Corp.
3.20%, 12/17/30	5,408	4,950,834
4.10%, 06/15/51	900	631,770
CME Group, Inc.
2.65%, 03/15/32	4,241	3,921,598
3.75%, 06/15/28	6,363	6,366,408
4.15%, 06/15/48	3,538	3,033,969
4.40%, 03/15/30	2,955	3,009,078
5.30%, 09/15/43	3,499	3,575,737
Eaton Vance Corp., 3.50%, 04/06/27	3,629	3,617,994
Security	Par (000)	Value
Diversified Financial Services (continued)
Enact Holdings, Inc., 6.25%, 05/28/29	$2,860	$3,001,187
Franklin Resources, Inc.
1.60%, 10/30/30	4,637	4,164,931
2.95%, 08/12/51	1,840	1,183,497
Intercontinental Exchange, Inc.
1.85%, 09/15/32	7,198	6,199,111
2.10%, 06/15/30	6,487	5,997,475
2.65%, 09/15/40	4,988	3,725,426
3.00%, 06/15/50	6,612	4,363,195
3.00%, 09/15/60	6,030	3,611,806
3.10%, 09/15/27	5,455	5,400,879
3.63%, 09/01/28	2,260	2,246,079
3.75%, 09/21/28	3,997	3,982,971
3.95%, 12/01/28	1,540	1,543,508
4.00%, 09/15/27	7,545	7,567,911
4.20%, 03/15/31	1,760	1,771,553
4.25%, 09/21/48	6,210	5,180,077
4.35%, 06/15/29	7,295	7,388,482
4.60%, 03/15/33	7,050	7,149,960
4.95%, 06/15/52	5,802	5,299,161
5.20%, 06/15/62	4,515	4,181,292
5.25%, 06/15/31	3,160	3,320,978
Invesco Finance PLC, 5.38%, 11/30/43	1,919	1,886,112
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	1,415	1,435,173
Jefferies Financial Group, Inc.
2.63%, 10/15/31	4,825	4,287,840
2.75%, 10/15/32	4,205	3,681,066
4.15%, 01/23/30	5,190	5,112,951
5.50%, 02/15/36	4,325	4,243,163
5.88%, 07/21/28	5,105	5,277,494
6.20%, 04/14/34	6,070	6,356,160
6.25%, 01/15/36	3,143	3,285,951
6.45%, 06/08/27	2,726	2,797,334
6.50%, 01/20/43	2,139	2,178,931
Lazard Group LLC
4.38%, 03/11/29	3,867	3,878,212
4.50%, 09/19/28	3,288	3,306,564
5.63%, 08/01/35	1,380	1,428,615
6.00%, 03/15/31	2,165	2,306,949
Legg Mason, Inc., 5.63%, 01/15/44	2,828	2,826,813
LPL Holdings, Inc.
4.90%, 04/03/28	865	874,861
5.15%, 06/15/30	2,365	2,412,996
5.20%, 03/15/30	3,640	3,722,725
5.65%, 03/15/35	2,380	2,418,123
5.70%, 05/20/27	2,700	2,742,010
5.75%, 06/15/35	1,425	1,455,080
6.00%, 05/20/34	2,180	2,278,605
6.75%, 11/17/28	3,205	3,399,247
Marex Group PLC
5.83%, 05/08/28	459	468,111
6.40%, 11/04/29	2,460	2,574,397
Mastercard, Inc.
1.90%, 03/15/31	4,380	3,974,896
2.00%, 11/18/31	4,330	3,895,571
2.95%, 06/01/29	5,259	5,122,225
2.95%, 03/15/51	3,805	2,530,872
3.30%, 03/26/27	6,310	6,287,206
3.35%, 03/26/30	7,525	7,393,227
3.50%, 02/26/28	3,645	3,642,437
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.65%, 06/01/49	$5,036	$3,878,784
3.80%, 11/21/46	3,092	2,507,644
3.85%, 03/26/50	7,239	5,727,575
3.95%, 02/26/48	2,826	2,299,561
4.10%, 01/15/28	2,180	2,198,186
4.35%, 01/15/32	3,315	3,360,472
4.55%, 03/15/28	1,895	1,926,495
4.55%, 01/15/35	3,510	3,532,853
4.85%, 03/09/33	4,261	4,404,831
4.88%, 03/09/28	5,095	5,208,687
4.88%, 05/09/34	4,900	5,051,096
4.95%, 03/15/32	3,055	3,190,528
Nasdaq, Inc.
1.65%, 01/15/31(c)	4,206	3,754,357
2.50%, 12/21/40	3,860	2,765,879
3.25%, 04/28/50	4,168	2,849,374
3.95%, 03/07/52	1,707	1,295,972
5.35%, 06/28/28	6,146	6,324,481
5.55%, 02/15/34(c)	5,103	5,376,591
5.95%, 08/15/53	1,999	2,072,304
6.10%, 06/28/63	3,069	3,186,208
Nomura Holdings, Inc.
2.17%, 07/14/28	5,732	5,484,247
2.61%, 07/14/31	4,715	4,301,035
2.68%, 07/16/30	4,810	4,496,555
2.71%, 01/22/29	3,360	3,231,899
3.00%, 01/22/32	4,485	4,136,478
3.10%, 01/16/30	5,775	5,537,864
4.90%, 07/01/30	3,520	3,600,263
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	430	431,067
5.39%, 07/06/27	2,605	2,649,914
5.49%, 06/29/35(c)	2,940	3,064,266
5.59%, 07/02/27	3,465	3,534,642
5.61%, 07/06/29	2,680	2,799,197
5.78%, 07/03/34	4,135	4,393,713
5.84%, 01/18/28	3,915	4,038,794
6.07%, 07/12/28	3,470	3,623,485
6.09%, 07/12/33	2,727	2,960,604
6.18%, 01/18/33	2,220	2,415,216
ORIX Corp.
2.25%, 03/09/31	3,225	2,939,266
3.70%, 07/18/27	3,253	3,245,055
4.00%, 04/13/32	2,613	2,573,385
4.45%, 09/09/30	1,625	1,643,460
4.65%, 09/10/29	2,450	2,507,993
5.00%, 09/13/27(c)	1,913	1,943,809
5.20%, 09/13/32	2,320	2,426,663
5.40%, 02/25/35	2,125	2,219,463
Radian Group, Inc.
4.88%, 03/15/27	3,110	3,119,025
6.20%, 05/15/29	3,140	3,291,762
Raymond James Financial, Inc.
3.75%, 04/01/51	3,945	2,919,693
4.65%, 04/01/30	4,302	4,400,447
4.90%, 09/11/35	1,875	1,870,264
4.95%, 07/15/46	3,949	3,635,676
5.65%, 09/11/55	1,830	1,785,881
Stifel Financial Corp., 4.00%, 05/15/30	2,517	2,478,575
Synchrony Financial
2.88%, 10/28/31	4,891	4,389,107
3.95%, 12/01/27	5,322	5,299,098
Security	Par (000)	Value
Diversified Financial Services (continued)
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	$1,100	$1,092,751
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	265	268,184
5.15%, 03/19/29	2,852	2,898,318
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	1,080	1,103,767
5.94%, 08/02/30, (1-day SOFR + 2.13%)(a)	3,320	3,445,348
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	1,355	1,380,620
TPG Operating Group II LP
5.38%, 01/15/36(c)	1,590	1,572,632
5.88%, 03/05/34	2,915	3,016,234
UBS Americas, Inc., 7.13%, 07/15/32	3,921	4,518,652
Visa, Inc.
0.75%, 08/15/27	3,059	2,939,071
1.10%, 02/15/31	6,302	5,542,401
1.90%, 04/15/27	7,861	7,709,626
2.00%, 08/15/50(c)	5,203	2,863,514
2.05%, 04/15/30	7,936	7,417,537
2.70%, 04/15/40	4,859	3,790,857
2.75%, 09/15/27	4,899	4,836,212
3.65%, 09/15/47	5,484	4,338,720
3.80%, 02/12/29	2,365	2,376,840
4.10%, 02/12/31	2,075	2,099,132
4.15%, 12/14/35(c)	8,254	8,081,010
4.30%, 12/14/45	16,799	14,790,481
4.40%, 02/12/33	2,095	2,118,196
4.70%, 02/12/36	2,175	2,196,986
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	1,479	1,422,820
4.80%, 06/15/46	2,039	1,816,061
5.00%, 09/20/34(c)	2,190	2,171,826
5.05%, 03/02/36	875	867,060
5.70%, 07/15/43	2,573	2,518,319
Western Union Co.(The)
2.75%, 03/15/31(c)	2,760	2,519,334
4.75%, 06/15/29	1,325	1,327,690
6.20%, 11/17/36(c)	2,947	3,064,551
		1,199,591,982
Electric — 2.3%
AEP Texas, Inc.
3.45%, 05/15/51	2,075	1,430,277
3.80%, 10/01/47	1,621	1,210,960
3.95%, 06/01/28	2,792	2,789,474
4.70%, 05/15/32	2,420	2,448,317
5.25%, 05/15/52	2,290	2,111,267
5.40%, 06/01/33	2,190	2,277,997
5.45%, 05/15/29	2,200	2,291,080
5.70%, 05/15/34	3,180	3,364,901
5.85%, 10/15/55	2,710	2,705,056
Series G, 4.15%, 05/01/49	1,556	1,220,204
Series H, 3.45%, 01/15/50	2,327	1,627,820
Series I, 2.10%, 07/01/30	3,135	2,892,045
AEP Transmission Co. LLC
3.15%, 09/15/49	939	643,922
3.75%, 12/01/47	2,535	1,973,673
3.80%, 06/15/49	1,896	1,459,411
4.00%, 12/01/46	1,890	1,548,320
4.25%, 09/15/48	1,782	1,484,265
4.50%, 06/15/52	2,540	2,178,194
5.15%, 04/01/34	1,705	1,761,527
5.38%, 06/15/35	930	970,982
5.40%, 03/15/53	2,840	2,769,828
33
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series M, 3.65%, 04/01/50	$2,990	$2,252,209
Series N, 2.75%, 08/15/51	2,224	1,379,351
AES Corp.(The)
2.45%, 01/15/31	6,010	5,570,250
5.45%, 06/01/28	4,380	4,479,505
5.80%, 03/15/32	580	604,571
Alabama Power Co.
3.00%, 03/15/52	3,440	2,261,519
3.05%, 03/15/32	1,020	957,410
3.13%, 07/15/51	2,845	1,922,894
3.45%, 10/01/49	2,893	2,106,077
3.75%, 09/01/27	2,590	2,593,137
3.75%, 03/01/45	3,328	2,663,372
3.85%, 12/01/42	1,677	1,410,131
3.94%, 09/01/32	2,740	2,695,380
4.15%, 08/15/44	2,000	1,709,263
4.30%, 01/02/46	1,852	1,587,739
5.10%, 04/02/35	2,005	2,076,513
5.85%, 11/15/33	1,815	1,964,989
6.00%, 03/01/39	1,414	1,544,859
6.13%, 05/15/38	1,325	1,475,294
Series 20-A, 1.45%, 09/15/30	3,214	2,878,639
Series A, 4.30%, 07/15/48	2,576	2,164,646
Series B, 3.70%, 12/01/47	2,676	2,080,641
Series C, 4.30%, 03/15/31	2,130	2,150,659
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	1,120	1,113,787
Ameren Corp.
1.75%, 03/15/28	2,511	2,402,047
1.95%, 03/15/27	3,075	3,013,346
3.50%, 01/15/31	3,555	3,444,973
5.00%, 01/15/29	3,529	3,628,421
5.00%, 05/15/36	1,775	1,778,488
5.38%, 03/15/35	2,330	2,406,252
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,588,910
2.90%, 06/15/51	2,099	1,361,808
3.25%, 03/15/50	1,812	1,264,173
3.70%, 12/01/47	2,581	1,994,498
3.80%, 05/15/28	2,412	2,413,115
3.85%, 09/01/32	2,225	2,168,744
4.15%, 03/15/46	2,446	2,067,137
4.50%, 03/15/49	2,549	2,217,372
4.95%, 06/01/33	2,360	2,433,396
5.55%, 07/01/54	3,005	3,000,219
5.63%, 03/01/55	3,575	3,616,147
5.90%, 12/01/52	1,805	1,889,050
American Electric Power Co., Inc.
2.30%, 03/01/30	2,241	2,090,628
3.20%, 11/13/27	3,003	2,968,052
3.25%, 03/01/50(c)	1,637	1,119,223
5.20%, 01/15/29	5,325	5,505,542
5.63%, 03/01/33	3,231	3,425,204
5.75%, 11/01/27	2,990	3,075,017
5.95%, 11/01/32	2,214	2,394,832
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	3,380	3,653,576
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	1,960	2,068,583
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	2,265	2,277,183
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(a)	1,745	1,751,317
Security	Par (000)	Value
Electric (continued)
Series J, 4.30%, 12/01/28	$3,335	$3,364,942
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,334,238
4.45%, 06/01/45	1,948	1,657,126
4.50%, 08/01/32	2,655	2,658,539
5.65%, 04/01/34	1,790	1,888,089
7.00%, 04/01/38	2,085	2,386,783
Series AA, 2.70%, 04/01/31	2,032	1,882,865
Series X, 3.30%, 06/01/27	2,264	2,243,117
Series Y, 4.50%, 03/01/49	2,130	1,797,270
Series Z, 3.70%, 05/01/50	2,540	1,879,143
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,762,063
2.60%, 08/15/29	2,855	2,719,845
2.65%, 09/15/50	2,051	1,241,478
2.95%, 09/15/27	2,124	2,094,044
3.35%, 05/15/50	3,162	2,191,039
3.50%, 12/01/49	1,803	1,293,898
3.75%, 05/15/46	2,316	1,805,161
4.20%, 08/15/48	1,603	1,316,194
4.25%, 03/01/49	1,915	1,555,711
4.35%, 11/15/45	2,502	2,114,511
4.50%, 04/01/42	2,255	2,022,161
5.05%, 09/01/41	2,005	1,952,464
5.55%, 08/01/33	2,105	2,211,209
5.70%, 08/15/34	2,880	3,052,449
5.90%, 08/15/55	2,740	2,815,970
6.35%, 12/15/32	1,865	2,050,272
Atlantic City Electric Co.
2.30%, 03/15/31	2,189	2,011,535
4.00%, 10/15/28	2,547	2,555,314
Avangrid, Inc., 3.80%, 06/01/29	4,518	4,483,069
Avista Corp.
4.00%, 04/01/52	3,385	2,632,377
4.35%, 06/01/48	2,480	2,084,618
Baltimore Gas and Electric Co.
2.25%, 06/15/31	3,465	3,165,171
2.90%, 06/15/50	1,845	1,201,503
3.20%, 09/15/49	2,100	1,445,946
3.50%, 08/15/46	2,480	1,875,951
3.75%, 08/15/47	1,989	1,546,857
4.25%, 09/15/48	1,804	1,512,439
4.55%, 06/01/52	2,402	2,063,984
5.30%, 06/01/34	1,555	1,622,921
5.40%, 06/01/53	2,825	2,754,761
5.45%, 06/01/35	3,970	4,169,547
5.65%, 06/01/54	1,680	1,693,142
6.35%, 10/01/36	1,600	1,791,610
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	3,660	3,683,974
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,651	2,344,884
2.85%, 05/15/51	6,845	4,308,254
3.25%, 04/15/28	3,717	3,677,928
3.70%, 07/15/30	5,500	5,445,610
3.80%, 07/15/48	3,811	2,938,359
4.25%, 10/15/50	4,437	3,655,281
4.45%, 01/15/49	4,586	3,867,980
4.50%, 02/01/45	3,214	2,811,235
4.60%, 05/01/53	4,475	3,793,185
5.15%, 11/15/43	3,378	3,275,654
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.95%, 05/15/37	$2,618	$2,850,426
6.13%, 04/01/36	7,268	7,970,413
Black Hills Corp.
2.50%, 06/15/30	2,057	1,915,127
3.05%, 10/15/29	3,052	2,941,030
3.88%, 10/15/49	2,654	2,025,060
4.20%, 09/15/46	1,360	1,110,110
4.35%, 05/01/33	1,655	1,622,087
4.55%, 01/31/31	2,610	2,635,629
5.95%, 03/15/28	3,220	3,338,770
6.00%, 01/15/35	2,150	2,316,387
6.15%, 05/15/34	1,395	1,514,929
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,365	1,915,838
3.60%, 03/01/52	2,720	2,028,740
3.95%, 03/01/48	2,968	2,399,848
4.50%, 04/01/44	2,705	2,416,288
4.80%, 03/15/30	2,315	2,386,442
4.95%, 04/01/33	2,495	2,561,604
5.05%, 03/01/35	1,895	1,938,793
5.15%, 03/01/34	1,140	1,183,777
5.20%, 10/01/28	3,135	3,238,615
5.30%, 04/01/53	1,390	1,348,539
Series AD, 2.90%, 07/01/50	3,130	2,052,013
Series AE, 2.35%, 04/01/31	1,825	1,671,752
Series AF, 3.35%, 04/01/51	3,450	2,456,480
Series AG, 3.00%, 03/01/32	1,855	1,727,325
Series ai., 4.45%, 10/01/32	2,825	2,847,008
Series AJ, 4.85%, 10/01/52	2,630	2,395,852
Series AQ, 4.95%, 08/15/35	930	944,819
Series AR, 4.85%, 04/01/36	1,130	1,134,047
Series K2, 6.95%, 03/15/33	735	839,388
CenterPoint Energy, Inc.
2.95%, 03/01/30	2,859	2,739,691
5.40%, 06/01/29	2,815	2,927,761
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	1,610	1,620,512
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	1,890	1,950,168
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	2,500	2,628,973
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)	2,530	2,694,857
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	2,009	1,781,922
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,349	1,433,089
CMS Energy Corp.
3.45%, 08/15/27	2,498	2,480,281
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	1,720	1,604,452
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	2,830	2,800,197
4.88%, 03/01/44	1,725	1,571,252
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	1,920	2,000,916
Commonwealth Edison Co.
2.20%, 03/01/30	2,055	1,921,453
3.00%, 03/01/50	2,870	1,906,184
3.15%, 03/15/32	1,155	1,091,070
3.65%, 06/15/46	3,334	2,595,783
3.70%, 08/15/28	3,895	3,889,896
3.70%, 03/01/45	1,820	1,450,013
3.80%, 10/01/42	1,074	884,689
4.00%, 03/01/48	3,680	2,986,797
4.00%, 03/01/49	1,981	1,591,363
Security	Par (000)	Value
Electric (continued)
4.35%, 11/15/45	$2,371	$2,058,468
4.60%, 08/15/43	1,335	1,212,809
4.70%, 01/15/44	1,915	1,751,227
4.90%, 02/01/33	1,305	1,342,887
5.30%, 06/01/34	1,475	1,551,674
5.30%, 02/01/53	2,150	2,060,706
5.65%, 06/01/54	1,475	1,486,467
5.90%, 03/15/36	2,844	3,098,317
5.95%, 06/01/55	3,000	3,133,075
6.45%, 01/15/38	2,082	2,354,280
Series 122, 2.95%, 08/15/27	2,912	2,881,216
Series 123, 3.75%, 08/15/47	3,100	2,414,275
Series 127, 3.20%, 11/15/49	1,658	1,141,407
Series 130, 3.13%, 03/15/51	3,150	2,122,867
Series 131, 2.75%, 09/01/51	2,130	1,319,488
Series 133, 3.85%, 03/15/52	1,870	1,422,890
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	3,721	3,022,029
4.30%, 04/15/44	2,460	2,146,060
4.65%, 01/01/29	1,575	1,608,609
4.90%, 07/01/33	1,375	1,405,006
4.95%, 01/15/30	2,100	2,169,556
4.95%, 08/15/34	1,380	1,406,746
5.25%, 01/15/53	2,480	2,381,104
Series A, 2.05%, 07/01/31	2,130	1,914,089
Series A, 3.20%, 03/15/27	2,988	2,973,564
Series A, 4.15%, 06/01/45	2,245	1,907,196
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	4,055	3,737,650
3.20%, 12/01/51	2,240	1,512,768
3.60%, 06/15/61	3,698	2,574,828
3.70%, 11/15/59	3,088	2,188,673
3.80%, 05/15/28	3,471	3,472,033
3.85%, 06/15/46	4,429	3,527,623
3.95%, 03/01/43	3,511	2,960,546
4.45%, 03/15/44	3,958	3,497,924
4.50%, 12/01/45	3,827	3,366,932
4.50%, 05/15/58	3,214	2,662,532
4.63%, 12/01/54	3,327	2,853,571
5.20%, 03/01/33	2,140	2,243,312
5.38%, 05/15/34	2,350	2,470,570
5.50%, 03/15/34	2,921	3,096,925
5.70%, 06/15/40	2,177	2,295,912
5.70%, 05/15/54	3,730	3,778,056
5.75%, 11/15/55	2,555	2,600,070
5.90%, 11/15/53	4,240	4,385,012
6.15%, 11/15/52	4,010	4,269,472
Series 05-A, 5.30%, 03/01/35	1,230	1,282,124
Series 06-A, 5.85%, 03/15/36	2,737	2,967,234
Series 06-B, 6.20%, 06/15/36	1,172	1,296,546
Series 07-A, 6.30%, 08/15/37	1,583	1,771,869
Series 08-B, 6.75%, 04/01/38	2,063	2,385,874
Series 09-C, 5.50%, 12/01/39	2,891	3,005,850
Series 12-A, 4.20%, 03/15/42	2,033	1,771,277
Series 2017, 3.88%, 06/15/47	3,307	2,614,268
Series 20A, 3.35%, 04/01/30	4,004	3,907,523
Series 20B, 3.95%, 04/01/50	4,874	3,862,698
Series A, 4.13%, 05/15/49	3,627	2,918,639
Series B, 3.13%, 11/15/27	1,383	1,369,971
Series C, 3.00%, 12/01/60	2,428	1,448,738
Series C, 4.00%, 11/15/57	1,505	1,137,119
35
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.30%, 12/01/56	$2,359	$1,904,256
Series D, 4.00%, 12/01/28(c)	3,367	3,389,036
Series E, 4.65%, 12/01/48	4,074	3,578,757
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	160	155,566
3.90%, 01/08/28	4,615	4,616,300
4.40%, 01/15/31	1,710	1,721,082
5.00%, 02/01/31(b)	350	355,331
5.60%, 03/01/28	4,145	4,274,273
5.60%, 06/15/42	4,023	4,086,028
5.75%, 10/01/41	2,421	2,504,384
5.75%, 03/15/54	4,595	4,619,631
5.80%, 03/01/33	2,600	2,789,055
5.88%, 01/15/66	2,380	2,377,386
6.13%, 01/15/34	2,200	2,405,909
6.25%, 10/01/39	3,392	3,716,141
6.50%, 10/01/53	4,615	5,077,415
Consumers Energy Co.
2.65%, 08/15/52	1,357	851,911
3.10%, 08/15/50	3,195	2,196,097
3.25%, 08/15/46	2,508	1,847,157
3.50%, 08/01/51	3,056	2,256,572
3.60%, 08/15/32	1,490	1,435,063
3.75%, 02/15/50	1,921	1,469,802
3.80%, 11/15/28	1,006	1,004,979
3.95%, 05/15/43	1,591	1,345,289
3.95%, 07/15/47	1,753	1,421,918
4.05%, 05/15/48	2,842	2,311,124
4.20%, 09/01/52	2,690	2,206,518
4.35%, 04/15/49	2,781	2,379,123
4.50%, 01/15/31	2,695	2,750,076
4.60%, 05/30/29	3,510	3,589,341
4.63%, 05/15/33	4,875	4,940,210
4.65%, 03/01/28	2,815	2,861,142
4.70%, 01/15/30	1,525	1,565,372
4.90%, 02/15/29	2,960	3,047,490
5.05%, 05/15/35	1,280	1,317,979
Dayton Power & Light Co.(The)
3.95%, 06/15/49	3,070	2,367,231
4.55%, 08/15/30	2,005	2,021,482
Delmarva Power & Light Co., 4.15%, 05/15/45	2,049	1,752,440
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	1,915	1,756,145
5.10%, 06/01/65	2,170	1,982,459
5.30%, 05/15/33	1,665	1,754,609
5.45%, 02/01/41	1,275	1,302,216
6.05%, 01/15/38	2,385	2,621,280
6.25%, 10/15/53	2,250	2,449,685
6.63%, 02/01/32	625	702,604
Series 2025, 5.30%, 01/15/35	2,000	2,089,025
Series A, 2.30%, 12/01/31	2,470	2,238,507
Dominion Energy, Inc.
4.25%, 06/01/28	3,492	3,512,575
4.35%, 08/15/32	1,900	1,884,562
4.60%, 05/15/28	3,085	3,128,513
4.70%, 12/01/44	2,160	1,924,657
4.85%, 08/15/52	2,755	2,393,019
5.00%, 06/15/30	2,620	2,699,760
5.38%, 11/15/32	4,180	4,381,906
5.45%, 03/15/35	3,570	3,688,078
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	1,000	1,015,364
Security	Par (000)	Value
Electric (continued)
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	$2,080	$2,114,262
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	1,270	1,319,253
7.00%, 06/15/38	1,645	1,872,833
Series A, 4.60%, 03/15/49	1,920	1,620,951
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	540	566,508
Series B, 3.30%, 04/15/41	2,510	1,927,256
Series B, 3.60%, 03/15/27	1,925	1,919,910
Series B, 5.95%, 06/15/35	2,567	2,753,353
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	4,170	4,527,228
Series C, 2.25%, 08/15/31	3,433	3,100,224
Series C, 3.38%, 04/01/30	6,899	6,713,407
Series C, 4.05%, 09/15/42	2,065	1,693,254
Series C, 4.90%, 08/01/41	2,420	2,259,878
Series E, 6.30%, 03/15/33	2,075	2,280,759
Series F, 5.25%, 08/01/33	2,525	2,615,016
DTE Electric Co.
2.25%, 03/01/30	2,767	2,596,025
2.95%, 03/01/50	3,122	2,100,930
3.70%, 03/15/45	2,670	2,136,477
3.70%, 06/01/46	2,345	1,846,281
3.75%, 08/15/47	2,457	1,935,525
3.95%, 03/01/49	3,154	2,545,144
4.25%, 05/14/27	2,050	2,063,603
4.30%, 07/01/44	1,716	1,514,793
5.20%, 04/01/33	2,795	2,923,848
5.20%, 03/01/34	2,355	2,462,223
5.25%, 05/15/35	3,030	3,145,350
5.40%, 04/01/53	2,945	2,897,118
5.85%, 05/15/55	2,920	3,039,879
Series A, 1.90%, 04/01/28	3,565	3,435,758
Series A, 3.00%, 03/01/32	2,385	2,235,969
Series A, 4.00%, 04/01/43	1,927	1,638,282
Series A, 4.05%, 05/15/48	2,486	2,043,749
Series A, 4.85%, 03/01/36	2,210	2,224,492
Series B, 3.25%, 04/01/51	2,626	1,846,427
Series B, 3.65%, 03/01/52	2,035	1,530,518
Series B, 5.55%, 03/01/56	2,345	2,340,132
Series C, 2.63%, 03/01/31	2,710	2,537,522
DTE Energy Co.
2.95%, 03/01/30	1,653	1,576,210
4.88%, 06/01/28	4,275	4,357,540
4.95%, 07/01/27	5,865	5,934,139
5.05%, 10/01/35	1,845	1,861,051
5.10%, 03/01/29	5,730	5,895,497
5.20%, 04/01/30	4,860	5,042,870
5.85%, 06/01/34	3,665	3,941,035
Series C, 3.40%, 06/15/29	3,295	3,229,257
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,368,080
2.45%, 02/01/30	2,855	2,697,958
2.55%, 04/15/31	2,778	2,587,473
2.85%, 03/15/32	2,490	2,305,767
3.20%, 08/15/49	3,515	2,467,683
3.45%, 04/15/51	2,735	1,950,989
3.55%, 03/15/52	2,690	1,974,330
3.70%, 12/01/47	2,392	1,844,537
3.75%, 06/01/45	2,534	2,027,567
3.88%, 03/15/46	2,840	2,288,201
3.95%, 11/15/28	3,551	3,563,795
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 03/15/48	$2,225	$1,784,534
4.00%, 09/30/42	2,164	1,846,374
4.25%, 12/15/41	2,249	2,004,857
4.85%, 03/15/30	1,625	1,680,364
4.85%, 01/15/34	2,605	2,659,276
4.95%, 01/15/33	4,360	4,519,217
5.25%, 03/15/35	2,365	2,465,369
5.30%, 02/15/40	3,585	3,658,793
5.35%, 01/15/53	2,405	2,338,090
5.40%, 01/15/54	4,149	4,071,819
6.00%, 01/15/38	1,462	1,596,732
6.05%, 04/15/38	2,075	2,269,208
6.10%, 06/01/37	2,450	2,674,022
6.45%, 10/15/32	1,760	1,964,932
Series A, 6.00%, 12/01/28	1,804	1,901,749
Duke Energy Carolinas Nc Storm Funding II LLC
Series A-1, 4.23%, 07/01/37	1,000	1,006,300
Series A-2, 5.07%, 01/01/48	1,000	1,009,823
Duke Energy Carolinas SC Storm Funding LLC, Series A-1, 4.90%, 03/01/46	5,000	5,092,767
Duke Energy Corp.
2.45%, 06/01/30	3,900	3,653,754
2.55%, 06/15/31	3,345	3,078,400
3.15%, 08/15/27	4,653	4,604,608
3.30%, 06/15/41	3,758	2,928,991
3.40%, 06/15/29	2,687	2,641,262
3.50%, 06/15/51	3,670	2,559,039
3.75%, 09/01/46	6,737	5,167,771
3.95%, 08/15/47	2,420	1,882,310
4.20%, 06/15/49	2,840	2,257,562
4.30%, 03/15/28	4,560	4,595,352
4.50%, 08/15/32	5,220	5,261,862
4.80%, 12/15/45	3,044	2,708,559
4.85%, 01/05/29	2,295	2,351,871
4.95%, 09/15/35	3,655	3,663,470
5.00%, 12/08/27	2,860	2,915,068
5.00%, 08/15/52	5,155	4,576,921
5.45%, 06/15/34	3,210	3,368,417
5.70%, 09/15/55	6,410	6,273,663
5.75%, 09/15/33	2,970	3,173,555
5.80%, 06/15/54	3,030	3,006,647
6.10%, 09/15/53	3,275	3,384,889
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	1,050	1,106,320
Duke Energy Florida LLC
1.75%, 06/15/30	2,835	2,582,140
2.40%, 12/15/31	3,275	2,992,036
2.50%, 12/01/29	3,323	3,164,197
3.00%, 12/15/51	2,672	1,749,041
3.40%, 10/01/46	3,213	2,398,248
3.80%, 07/15/28	3,220	3,223,416
3.85%, 11/15/42	2,121	1,763,928
4.20%, 12/01/30	480	483,098
4.20%, 07/15/48	2,115	1,743,739
4.85%, 12/01/35	640	644,794
5.65%, 04/01/40	2,126	2,234,719
5.88%, 11/15/33	3,155	3,426,197
5.95%, 11/15/52	2,195	2,302,445
6.20%, 11/15/53	2,660	2,889,398
6.35%, 09/15/37	2,121	2,369,678
6.40%, 06/15/38	4,695	5,265,529
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(c)	$855	$801,564
Series 2035, 3.11%, 09/01/38(c)	1,485	1,306,807
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,976,009
3.75%, 05/15/46	1,734	1,374,556
5.25%, 03/01/34	1,760	1,850,453
5.40%, 04/01/53	2,220	2,148,799
5.90%, 05/15/55	1,375	1,419,386
6.12%, 10/15/35	1,419	1,553,646
6.35%, 08/15/38	1,583	1,771,713
6.45%, 04/01/39	2,163	2,423,450
Series WWW, 4.90%, 07/15/43	1,539	1,465,403
Series YYY, 3.25%, 10/01/49	2,740	1,925,162
Duke Energy Ohio, Inc.
2.13%, 06/01/30	2,278	2,109,134
3.65%, 02/01/29	2,261	2,251,781
3.70%, 06/15/46	1,942	1,506,551
4.30%, 02/01/49	2,057	1,721,517
5.25%, 04/01/33	2,100	2,195,017
5.30%, 06/15/35	1,510	1,572,806
5.55%, 03/15/54	2,050	2,035,763
5.65%, 04/01/53	1,565	1,575,347
Duke Energy Progress LLC
2.00%, 08/15/31	3,325	2,989,902
2.50%, 08/15/50	3,330	1,995,677
2.90%, 08/15/51	2,289	1,464,565
3.40%, 04/01/32	2,580	2,469,539
3.45%, 03/15/29	3,132	3,096,584
3.60%, 09/15/47	2,766	2,108,999
3.70%, 09/01/28	3,016	3,012,343
3.70%, 10/15/46	2,624	2,047,739
4.00%, 04/01/52	1,570	1,237,106
4.10%, 05/15/42	1,560	1,351,044
4.10%, 03/15/43	1,849	1,595,031
4.15%, 12/01/44	2,699	2,300,461
4.20%, 08/15/45	2,174	1,841,105
4.35%, 03/06/27	630	634,061
4.38%, 03/30/44	2,217	1,953,759
5.05%, 03/15/35	3,055	3,134,984
5.10%, 03/15/34	2,700	2,809,567
5.25%, 03/15/33	2,415	2,530,562
5.35%, 03/15/53	2,445	2,359,803
5.55%, 03/15/55	2,435	2,433,994
6.30%, 04/01/38	1,770	1,966,936
Edison International
4.13%, 03/15/28	3,935	3,914,834
4.80%, 03/15/31	2,200	2,198,863
5.25%, 11/15/28	3,105	3,163,580
5.25%, 03/15/32	1,730	1,761,682
5.45%, 06/15/29	2,965	3,044,336
5.75%, 06/15/27	3,198	3,246,406
6.25%, 03/15/30	590	623,345
6.95%, 11/15/29	2,805	3,017,675
El Paso Electric Co.
5.00%, 12/01/44	1,391	1,267,573
6.00%, 05/15/35	979	1,035,548
Emera U.S. Finance LP
2.64%, 06/15/31	2,410	2,208,439
4.75%, 06/15/46	6,921	5,980,371
Enel Chile SA, 4.88%, 06/12/28	4,542	4,612,291
37
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51	$3,173	$1,917,482
3.35%, 06/15/52	2,190	1,518,297
4.00%, 06/01/28	1,940	1,947,979
4.20%, 04/01/49	2,874	2,348,826
4.95%, 01/15/36	1,820	1,837,105
5.15%, 01/15/33	2,165	2,254,178
5.30%, 09/15/33	1,465	1,536,223
5.45%, 06/01/34	2,600	2,750,628
5.75%, 06/01/54	1,635	1,655,625
5.75%, 01/15/56	1,760	1,776,789
Entergy Corp.
1.90%, 06/15/28	2,990	2,856,906
2.40%, 06/15/31	3,360	3,049,556
2.80%, 06/15/30	3,032	2,865,940
3.75%, 06/15/50	2,844	2,101,252
5.88%, 06/15/56, (5-year CMT + 2.18%)(a)	1,260	1,267,454
6.10%, 06/15/56, (5-year CMT + 2.01%)(a)	1,460	1,472,533
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	1,630	1,706,102
Entergy Louisiana LLC
1.60%, 12/15/30	1,713	1,528,385
2.35%, 06/15/32	1,990	1,780,573
2.90%, 03/15/51	3,480	2,221,893
3.05%, 06/01/31	1,925	1,823,687
3.10%, 06/15/41	1,241	959,914
3.12%, 09/01/27	2,345	2,326,134
3.25%, 04/01/28	2,589	2,564,419
4.00%, 03/15/33	3,542	3,445,428
4.20%, 09/01/48	4,281	3,495,850
4.20%, 04/01/50	2,801	2,265,541
4.75%, 09/15/52	2,420	2,135,555
4.90%, 04/15/36	2,290	2,294,110
4.95%, 01/15/45	2,815	2,624,723
5.15%, 09/15/34	3,460	3,575,013
5.35%, 03/15/34	2,070	2,177,489
5.65%, 04/15/56(c)	2,295	2,276,773
5.70%, 03/15/54	3,285	3,294,063
5.80%, 03/15/55	2,735	2,777,950
Entergy Mississippi LLC
2.85%, 06/01/28	2,463	2,412,196
3.50%, 06/01/51	2,445	1,756,304
3.85%, 06/01/49	2,474	1,924,020
5.00%, 09/01/33	1,280	1,317,105
5.80%, 04/15/55	2,050	2,083,299
5.85%, 06/01/54	1,810	1,824,971
Entergy Texas, Inc.
1.75%, 03/15/31	2,930	2,612,506
3.55%, 09/30/49	2,615	1,899,172
4.00%, 03/30/29	1,832	1,836,725
4.50%, 03/30/39	965	910,759
5.00%, 09/15/52	2,200	1,978,364
5.25%, 04/15/35	2,125	2,201,171
5.55%, 09/15/54	1,985	1,937,270
5.80%, 09/01/53	1,780	1,814,353
Evergy Kansas Central, Inc.
3.10%, 04/01/27	2,505	2,485,849
3.25%, 09/01/49	2,003	1,391,845
3.45%, 04/15/50	2,105	1,527,275
4.10%, 04/01/43	2,330	2,000,003
4.13%, 03/01/42	2,692	2,335,521
4.25%, 12/01/45	1,959	1,659,440
Security	Par (000)	Value
Electric (continued)
4.70%, 03/13/28	$1,340	$1,359,303
5.25%, 03/15/35	2,090	2,145,080
5.70%, 03/15/53	1,935	1,952,950
5.90%, 11/15/33	1,368	1,479,914
Evergy Metro, Inc.
4.20%, 06/15/47	1,990	1,651,267
4.20%, 03/15/48	1,694	1,396,294
4.95%, 04/15/33	1,390	1,428,505
5.13%, 08/15/35	1,320	1,341,170
5.30%, 10/01/41	2,011	2,029,706
5.40%, 04/01/34	1,545	1,631,957
Series 2019, 4.13%, 04/01/49	1,843	1,509,835
Series 2020, 2.25%, 06/01/30	2,563	2,388,676
Evergy, Inc.
2.90%, 09/15/29	5,252	5,047,294
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	870	896,967
Eversource Energy
2.55%, 03/15/31	1,690	1,550,595
2.90%, 03/01/27	1,300	1,286,468
3.38%, 03/01/32	2,936	2,752,300
3.45%, 01/15/50	3,335	2,371,133
4.45%, 12/15/30	1,765	1,776,500
4.60%, 07/01/27	4,043	4,071,823
5.13%, 05/15/33	3,960	4,046,268
5.45%, 03/01/28	5,920	6,075,819
5.50%, 01/01/34	3,010	3,123,527
5.85%, 04/15/31	4,165	4,429,421
5.95%, 02/01/29	3,965	4,159,669
5.95%, 07/15/34	3,085	3,296,027
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	150	150,712
Series M, 3.30%, 01/15/28	2,106	2,078,771
Series O, 4.25%, 04/01/29	2,866	2,876,603
Series R, 1.65%, 08/15/30	3,101	2,770,397
Exelon Corp.
2.75%, 03/15/27	3,316	3,277,009
3.35%, 03/15/32	1,685	1,592,915
4.05%, 04/15/30	6,375	6,356,815
4.10%, 03/15/52	3,055	2,385,522
4.45%, 04/15/46	3,213	2,726,951
4.70%, 04/15/50	3,047	2,626,556
4.95%, 06/15/35	2,324	2,327,665
4.95%, 03/15/36	4,650	4,623,406
5.10%, 06/15/45	3,025	2,818,870
5.13%, 03/15/31	2,465	2,568,552
5.15%, 03/15/28	4,180	4,276,614
5.15%, 03/15/29	2,815	2,908,030
5.30%, 03/15/33	3,865	4,043,829
5.45%, 03/15/34	3,510	3,685,861
5.60%, 03/15/53	4,745	4,613,667
5.63%, 06/15/35	3,069	3,237,844
5.88%, 03/15/55	2,285	2,294,240
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	630	660,507
FirstEnergy Corp.
2.65%, 03/01/30	4,130	3,901,444
Series B, 2.25%, 09/01/30	1,830	1,680,526
Series B, 3.90%, 07/15/27	4,665	4,674,909
Series C, 3.40%, 03/01/50	3,680	2,576,171
Series C, 4.85%, 07/15/47	4,050	3,607,405
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,760,104
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.75%, 01/15/33	$1,780	$1,792,972
5.00%, 01/15/35	1,745	1,767,986
Florida Power & Light Co.
2.45%, 02/03/32	6,333	5,781,499
2.88%, 12/04/51	5,442	3,528,057
3.15%, 10/01/49	3,819	2,681,007
3.70%, 12/01/47	3,837	2,984,004
3.80%, 12/15/42	2,306	1,924,917
3.95%, 03/01/48	4,752	3,846,886
3.99%, 03/01/49	2,705	2,184,138
4.05%, 06/01/42	3,210	2,804,584
4.05%, 10/01/44	2,788	2,370,282
4.13%, 02/01/42	3,093	2,732,850
4.13%, 06/01/48	2,591	2,148,742
4.40%, 05/15/28	3,665	3,712,229
4.63%, 05/15/30	4,120	4,223,974
4.70%, 02/15/36	2,890	2,898,218
4.80%, 05/15/33	3,295	3,380,526
4.95%, 06/01/35	1,814	1,856,759
5.00%, 08/01/34	1,470	1,516,430
5.05%, 04/01/28	6,470	6,632,543
5.10%, 04/01/33	3,720	3,870,590
5.15%, 06/15/29	5,121	5,328,935
5.25%, 02/01/41	2,139	2,167,648
5.30%, 06/15/34	4,840	5,102,099
5.30%, 04/01/53	3,695	3,605,667
5.60%, 06/15/54	3,860	3,928,614
5.60%, 02/15/66	4,025	4,000,020
5.63%, 04/01/34	2,315	2,496,495
5.65%, 02/01/37	1,645	1,776,245
5.69%, 03/01/40	2,668	2,816,781
5.70%, 03/15/55	3,740	3,851,234
5.80%, 03/15/65	1,753	1,802,445
5.95%, 02/01/38	2,533	2,783,075
5.96%, 04/01/39	1,910	2,086,134
Series A, 3.30%, 05/30/27	3,856	3,837,828
Georgia Power Co.
3.25%, 03/30/27	3,140	3,123,520
4.00%, 10/01/28	2,240	2,251,974
4.30%, 03/15/42	4,978	4,467,028
4.30%, 03/15/43	1,857	1,644,109
4.55%, 03/15/30	3,165	3,227,600
4.65%, 05/16/28	4,410	4,482,387
4.70%, 05/15/32	2,695	2,760,052
4.85%, 03/15/31	4,650	4,802,837
4.95%, 05/17/33	4,820	4,970,998
5.13%, 05/15/52	3,670	3,464,434
5.20%, 03/15/35	3,350	3,478,422
5.25%, 03/15/34	4,370	4,562,214
5.50%, 10/01/55(c)	3,165	3,125,312
Series 10-C, 4.75%, 09/01/40	2,604	2,509,920
Series A, 3.25%, 03/15/51	3,630	2,528,767
Series B, 2.65%, 09/15/29	3,597	3,447,555
Series B, 3.70%, 01/30/50	2,593	1,974,846
Iberdrola International BV, 6.75%, 07/15/36	1,732	2,009,651
Idaho Power Co.
4.85%, 03/01/36	1,550	1,551,448
5.20%, 08/15/34	1,460	1,521,717
5.50%, 03/15/53	1,930	1,912,818
5.70%, 03/15/55	2,155	2,178,846
5.80%, 04/01/54	1,300	1,342,162
Security	Par (000)	Value
Electric (continued)
Series K, 4.20%, 03/01/48	$2,481	$2,071,073
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,550,365
3.85%, 05/15/28	2,109	2,109,092
4.25%, 08/15/48	1,875	1,549,042
5.60%, 03/15/56	4,300	4,284,883
5.63%, 04/01/53	2,110	2,118,937
6.05%, 03/15/37	695	762,935
Series K, 4.55%, 03/15/46	1,903	1,676,756
Series L, 3.75%, 07/01/47	1,818	1,406,288
Interstate Power and Light Co.
2.30%, 06/01/30	1,662	1,550,806
3.10%, 11/30/51	1,745	1,152,827
3.50%, 09/30/49	1,699	1,247,090
3.60%, 04/01/29	2,527	2,503,691
3.70%, 09/15/46	2,218	1,707,377
4.10%, 09/26/28	3,596	3,608,877
4.95%, 09/30/34	1,085	1,096,320
5.45%, 09/30/54	1,625	1,564,427
5.60%, 06/29/35	2,575	2,710,493
5.60%, 10/01/55	2,590	2,544,806
5.70%, 10/15/33	1,570	1,669,883
6.25%, 07/15/39	1,220	1,334,698
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,775	2,745,769
5.75%, 04/01/34	1,790	1,846,043
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,984,478
5.30%, 07/01/43	1,906	1,841,222
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	2,410	2,415,571
4.40%, 01/15/31(b)	2,520	2,534,436
5.10%, 01/15/35	1,500	1,540,811
5.15%, 01/15/36(b)	2,180	2,234,665
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	563	559,324
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	1,165	1,136,699
Kentucky Utilities Co.
3.30%, 06/01/50	2,760	1,923,409
4.38%, 10/01/45	2,796	2,413,943
5.13%, 11/01/40	3,714	3,688,643
5.45%, 04/15/33	1,790	1,893,860
5.85%, 08/15/55	1,790	1,843,170
Louisville Gas and Electric Co.
4.25%, 04/01/49	2,165	1,794,937
5.45%, 04/15/33	1,900	2,006,914
5.85%, 08/15/55	2,520	2,584,620
MidAmerican Energy Co.
2.70%, 08/01/52	3,030	1,916,376
3.10%, 05/01/27	3,810	3,788,226
3.15%, 04/15/50	3,382	2,338,551
3.65%, 04/15/29	5,410	5,383,838
3.65%, 08/01/48	3,783	2,895,790
3.95%, 08/01/47	2,578	2,096,147
4.25%, 05/01/46	1,715	1,468,631
4.25%, 07/15/49	4,549	3,812,021
4.40%, 10/15/44	2,372	2,087,811
4.80%, 09/15/43	2,162	2,015,401
5.30%, 02/01/55	2,560	2,480,417
5.35%, 01/15/34	2,025	2,130,392
39
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 11/15/56	$1,380	$1,373,871
5.75%, 11/01/35	1,050	1,134,829
5.80%, 10/15/36	1,544	1,677,360
5.85%, 09/15/54	3,145	3,278,550
6.75%, 12/30/31	1,715	1,945,025
Mississippi Power Co.
3.95%, 03/30/28	2,265	2,269,104
Series 12-A, 4.25%, 03/15/42	2,011	1,766,575
Series B, 3.10%, 07/30/51	1,518	1,028,889
National Grid PLC
5.42%, 01/11/34	3,180	3,320,699
5.60%, 06/12/28	2,080	2,151,283
5.81%, 06/12/33	2,577	2,754,027
National Grid USA, 5.80%, 04/01/35	1,342	1,425,373
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,249	1,964,936
1.65%, 06/15/31	1,855	1,631,793
2.40%, 03/15/30	2,635	2,477,089
2.75%, 04/15/32	2,270	2,085,095
3.05%, 04/25/27(c)	2,761	2,739,049
3.40%, 02/07/28	3,470	3,445,953
3.70%, 03/15/29	1,710	1,700,476
3.90%, 11/01/28	2,153	2,154,373
3.95%, 12/10/27	2,025	2,031,486
4.02%, 11/01/32	2,019	1,992,927
4.12%, 09/16/27	2,170	2,179,517
4.15%, 12/15/32	1,800	1,778,288
4.30%, 12/10/30	1,770	1,784,822
4.30%, 03/15/49	2,649	2,262,504
4.40%, 11/01/48	3,710	3,197,488
4.75%, 02/07/28	1,045	1,062,802
4.80%, 03/15/28	3,730	3,800,465
4.85%, 02/07/29	2,140	2,196,629
4.95%, 02/07/30	1,145	1,185,275
5.00%, 02/07/31	2,055	2,134,605
5.00%, 08/15/34	1,750	1,806,149
5.05%, 09/15/28	2,184	2,242,143
5.10%, 05/06/27	2,295	2,326,400
5.15%, 06/15/29	2,500	2,592,321
5.80%, 01/15/33	2,890	3,127,407
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	2,160	2,265,781
Series C, 8.00%, 03/01/32	2,028	2,434,452
Series D, 4.05%, 02/09/29	2,815	2,828,485
Series D, 4.15%, 08/25/28	2,470	2,487,041
Nevada Power Co.
5.90%, 05/01/53	1,375	1,417,396
6.00%, 03/15/54	2,375	2,456,753
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	290	293,771
Series CC, 3.70%, 05/01/29	3,219	3,195,641
Series DD, 2.40%, 05/01/30	2,080	1,944,685
Series EE, 3.13%, 08/01/50	1,825	1,225,442
Series N, 6.65%, 04/01/36	1,765	2,008,702
Series R, 6.75%, 07/01/37	1,695	1,944,989
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,030	5,772,036
2.25%, 06/01/30	8,353	7,746,065
2.44%, 01/15/32	4,938	4,452,788
2.75%, 11/01/29	5,185	4,970,155
3.00%, 01/15/52	2,595	1,670,880
3.50%, 04/01/29	3,232	3,187,038
Security	Par (000)	Value
Electric (continued)
3.55%, 05/01/27	$8,022	$7,991,965
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	2,480	2,445,680
4.40%, 03/01/31	2,995	3,027,128
4.63%, 07/15/27	7,150	7,216,929
4.69%, 09/01/27	3,535	3,575,347
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	2,693	2,670,180
4.85%, 02/04/28	2,990	3,044,649
4.90%, 02/28/28	6,415	6,529,851
4.90%, 03/15/29	4,815	4,945,749
5.00%, 02/28/30(c)	4,925	5,095,638
5.00%, 07/15/32	4,807	4,962,527
5.05%, 03/15/30	5,395	5,591,767
5.05%, 02/28/33	4,760	4,912,967
5.25%, 03/15/34	5,390	5,580,831
5.25%, 02/28/53	5,330	4,979,809
5.30%, 03/15/32	2,935	3,077,110
5.45%, 03/15/35	4,220	4,389,361
5.55%, 03/15/54	3,550	3,450,898
5.65%, 05/01/79(a)	1,116	1,129,704
5.85%, 03/01/56	2,775	2,790,318
5.90%, 03/15/55	3,315	3,368,535
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	340	353,483
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	660	700,006
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	1,320	1,368,980
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	2,560	2,723,606
Northern States Power Co.
2.25%, 04/01/31	2,530	2,319,522
2.60%, 06/01/51	3,469	2,149,733
2.90%, 03/01/50	3,214	2,151,689
3.20%, 04/01/52	2,320	1,614,492
3.40%, 08/15/42	2,028	1,619,863
3.60%, 09/15/47	2,453	1,893,908
4.50%, 06/01/52	1,900	1,638,831
5.10%, 05/15/53	3,550	3,333,958
5.35%, 11/01/39	1,950	2,003,770
5.40%, 03/15/54	2,905	2,860,661
5.65%, 06/15/54	1,725	1,755,544
6.20%, 07/01/37	1,483	1,647,725
6.25%, 06/01/36	1,390	1,552,816
Northern States Power Co./MN
5.05%, 05/15/35	3,500	3,594,805
5.65%, 05/15/55	2,050	2,086,577
NorthWestern Corp., 4.18%, 11/15/44	505	427,504
NSTAR Electric Co.
1.95%, 08/15/31	1,416	1,262,185
3.10%, 06/01/51	1,940	1,312,669
3.20%, 05/15/27	2,911	2,892,717
3.25%, 05/15/29	2,407	2,358,478
3.95%, 04/01/30	2,687	2,674,995
4.40%, 03/01/44	1,985	1,747,241
4.55%, 06/01/52	2,165	1,858,924
4.85%, 03/01/30	2,550	2,624,799
4.95%, 09/15/52	1,730	1,581,651
5.20%, 03/01/35	3,000	3,089,068
5.40%, 06/01/34	2,550	2,668,167
5.50%, 03/15/40	1,125	1,160,607
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,062,432
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,333,543
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Oglethorpe Power Corp.
3.75%, 08/01/50	$2,260	$1,665,142
4.50%, 04/01/47	3,140	2,664,183
5.05%, 10/01/48	2,820	2,573,501
5.25%, 09/01/50	1,707	1,579,678
5.38%, 11/01/40	2,240	2,261,586
5.80%, 06/01/54	1,460	1,466,645
5.90%, 02/01/55	1,660	1,675,419
5.95%, 11/01/39	1,511	1,618,292
6.20%, 12/01/53	2,685	2,830,924
Ohio Edison Co., 6.88%, 07/15/36	1,540	1,785,834
Ohio Power Co.
4.00%, 06/01/49	2,237	1,752,797
4.15%, 04/01/48	2,292	1,867,482
5.00%, 06/01/33	1,495	1,526,636
5.65%, 06/01/34	1,990	2,100,510
Series P, 2.60%, 04/01/30	2,028	1,914,922
Series Q, 1.63%, 01/15/31	3,021	2,676,890
Series R, 2.90%, 10/01/51	2,770	1,740,799
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	2,091	2,031,039
3.30%, 03/15/30	2,111	2,047,976
3.80%, 08/15/28	2,987	2,985,028
3.85%, 08/15/47	2,109	1,683,434
4.15%, 04/01/47	3,260	2,705,473
5.40%, 01/15/33	2,025	2,134,931
5.60%, 04/01/53	3,900	3,875,083
5.80%, 04/01/55	1,845	1,894,278
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,651,749
2.75%, 05/15/30	3,687	3,518,278
3.10%, 09/15/49	3,360	2,270,734
3.70%, 11/15/28	4,108	4,089,494
3.70%, 05/15/50	2,146	1,621,930
3.75%, 04/01/45	2,806	2,246,570
3.80%, 09/30/47	1,837	1,439,215
3.80%, 06/01/49	2,808	2,150,061
4.10%, 11/15/48	2,435	1,976,673
4.15%, 06/01/32	2,140	2,120,655
4.30%, 05/15/28	1,450	1,463,041
4.50%, 03/20/27(b)	2,210	2,227,648
4.55%, 09/15/32	3,010	3,040,340
4.55%, 12/01/41	2,251	2,053,616
4.60%, 06/01/52	1,670	1,426,211
4.65%, 11/01/29	2,655	2,715,218
4.95%, 09/15/52	4,630	4,214,758
5.25%, 09/30/40	2,177	2,198,843
5.30%, 06/01/42	2,323	2,310,724
5.35%, 04/01/35(b)	1,700	1,768,905
5.35%, 10/01/52	1,420	1,361,225
5.55%, 06/15/54	3,385	3,349,053
5.65%, 11/15/33	3,400	3,641,979
5.75%, 03/15/29	1,829	1,919,258
5.80%, 04/01/55(b)	2,260	2,321,429
7.00%, 05/01/32	1,769	2,015,053
7.25%, 01/15/33	2,467	2,858,278
7.50%, 09/01/38	1,284	1,568,812
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,905	4,778,998
2.50%, 02/01/31	9,668	8,839,761
3.00%, 06/15/28	3,975	3,882,766
Security	Par (000)	Value
Electric (continued)
3.25%, 06/01/31	$4,145	$3,905,231
3.30%, 03/15/27	2,638	2,617,931
3.30%, 12/01/27	5,767	5,695,576
3.30%, 08/01/40	4,257	3,305,599
3.50%, 08/01/50	8,860	6,091,449
3.75%, 07/01/28	4,534	4,503,506
3.75%, 08/15/42	1,863	1,449,487
3.95%, 12/01/47	4,263	3,243,922
4.00%, 12/01/46	3,049	2,347,676
4.20%, 03/01/29	3,955	3,957,536
4.20%, 06/01/41	2,217	1,860,804
4.25%, 03/15/46	2,677	2,139,463
4.30%, 03/15/45	2,909	2,355,906
4.40%, 03/01/32	2,325	2,301,367
4.45%, 04/15/42	2,016	1,724,080
4.50%, 07/01/40	8,288	7,369,521
4.55%, 07/01/30	13,814	13,877,098
4.60%, 06/15/43	1,517	1,301,850
4.65%, 08/01/28	2,193	2,219,170
4.75%, 02/15/44	3,390	2,942,288
4.95%, 07/01/50	14,172	12,232,062
5.00%, 06/04/28	3,265	3,324,998
5.05%, 10/15/32	2,180	2,221,948
5.20%, 05/01/36	2,685	2,692,901
5.25%, 03/01/52	2,795	2,484,839
5.45%, 06/15/27	2,374	2,412,045
5.55%, 05/15/29	4,085	4,247,567
5.70%, 03/01/35	3,225	3,361,946
5.80%, 05/15/34	4,615	4,859,219
5.90%, 06/15/32	3,105	3,288,255
5.90%, 10/01/54	3,245	3,160,519
6.00%, 08/15/35	3,325	3,537,069
6.00%, 05/01/56	2,655	2,620,064
6.10%, 01/15/29	5,895	6,194,365
6.10%, 10/15/55	3,750	3,760,510
6.15%, 01/15/33	3,695	3,970,319
6.15%, 03/01/55	3,355	3,372,522
6.40%, 06/15/33	4,645	5,059,279
6.70%, 04/01/53	3,455	3,724,842
6.75%, 01/15/53	7,010	7,578,347
6.95%, 03/15/34	3,835	4,314,354
PacifiCorp
2.70%, 09/15/30	3,295	3,071,225
2.90%, 06/15/52	5,040	3,015,041
3.30%, 03/15/51	3,104	2,041,121
3.50%, 06/15/29	2,455	2,405,881
4.10%, 02/01/42	1,863	1,522,929
4.13%, 01/15/49	2,965	2,278,620
4.15%, 02/15/50	2,677	2,034,771
4.25%, 03/15/29	1,325	1,334,514
5.10%, 02/15/29	3,355	3,450,417
5.25%, 06/15/35	1,434	1,439,121
5.30%, 02/15/31	3,790	3,931,487
5.35%, 12/01/53	5,040	4,518,664
5.45%, 02/15/34	4,390	4,507,865
5.50%, 05/15/54	4,620	4,225,606
5.75%, 04/01/37	1,900	1,940,706
5.80%, 01/15/55	6,570	6,254,087
6.00%, 01/15/39	3,188	3,266,525
6.10%, 08/01/36	1,575	1,670,229
6.25%, 10/15/37	2,841	3,022,524
41
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.35%, 07/15/38	$1,490	$1,596,643
7.70%, 11/15/31	1,155	1,336,048
PECO Energy Co.
2.80%, 06/15/50	800	510,674
2.85%, 09/15/51	1,710	1,087,478
3.00%, 09/15/49	1,845	1,234,553
3.05%, 03/15/51	1,270	846,886
3.70%, 09/15/47	1,821	1,413,879
3.90%, 03/01/48	3,037	2,424,179
4.15%, 10/01/44	1,465	1,251,250
4.38%, 08/15/52	1,990	1,660,862
4.60%, 05/15/52	1,800	1,563,760
4.88%, 09/15/35	3,075	3,119,146
4.90%, 06/15/33	2,557	2,631,835
5.25%, 09/15/54	2,260	2,144,387
5.65%, 09/15/55	4,205	4,251,647
5.95%, 10/01/36	1,095	1,204,459
PG&E Recovery Funding LLC
5.05%, 07/15/34	72	73,304
Series A-1, 4.84%, 06/01/35	3,211	3,296,482
Series A-2, 5.23%, 06/01/42	4,000	4,137,575
Series A-2, 5.26%, 01/15/40	825	857,394
Series A-3, 5.53%, 06/01/51	3,980	4,104,946
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	2,475	2,477,130
Series A-2, 4.26%, 06/01/38	10,350	10,251,390
Series A-2, 4.72%, 06/01/37	2,575	2,587,022
Series A-3, 4.38%, 06/03/41	4,000	3,849,211
Series A-3, 5.08%, 06/01/43	2,300	2,324,279
Series A-4, 4.45%, 12/01/49	20,000	18,264,325
Series A-4, 5.21%, 12/01/49	2,540	2,507,223
Series A-5, 4.67%, 12/01/53	3,090	2,793,384
Series A-5, 5.10%, 06/01/54	2,030	1,940,106
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,810	2,862,362
5.15%, 05/15/30	1,380	1,429,313
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,598,034
5.20%, 03/15/34	1,800	1,877,692
5.50%, 03/15/54	1,490	1,462,584
6.50%, 11/15/37	1,510	1,708,209
PPL Capital Funding, Inc.
4.13%, 04/15/30	2,130	2,131,333
5.25%, 09/01/34	1,605	1,657,167
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,192	1,474,779
3.95%, 06/01/47	2,183	1,771,650
4.13%, 06/15/44	1,793	1,533,772
4.15%, 10/01/45	2,125	1,797,576
4.15%, 06/15/48	2,830	2,361,178
4.75%, 07/15/43	2,085	1,943,407
4.85%, 02/15/34	2,575	2,633,807
5.00%, 05/15/33	3,350	3,457,119
5.25%, 05/15/53	3,510	3,371,882
5.55%, 08/15/55	4,300	4,332,762
6.25%, 05/15/39	1,100	1,222,626
Progress Energy, Inc.
6.00%, 12/01/39	2,852	3,053,256
7.00%, 10/30/31	2,005	2,266,184
7.75%, 03/01/31	2,914	3,358,287
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31	$1,540	$1,370,880
3.60%, 09/15/42	1,943	1,558,529
3.70%, 06/15/28	2,565	2,558,271
3.80%, 06/15/47	2,189	1,715,149
4.05%, 09/15/49	2,481	1,976,548
4.10%, 06/01/32	1,645	1,634,067
4.10%, 06/15/48	1,750	1,421,232
4.30%, 03/15/44	1,576	1,362,791
4.50%, 06/01/52	2,065	1,749,791
5.15%, 09/15/35	2,645	2,701,227
5.25%, 04/01/53	4,035	3,799,121
5.35%, 05/15/34	3,900	4,060,866
5.75%, 05/15/54	2,690	2,726,931
5.85%, 05/15/55	4,690	4,792,474
6.50%, 08/01/38	610	686,688
Series 17, 6.25%, 09/01/37	1,684	1,858,057
Series 34, 3.20%, 03/01/50	2,629	1,814,279
Series 35, 1.90%, 01/15/31	2,619	2,358,798
Series 36, 2.70%, 01/15/51	2,320	1,420,087
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,845	1,397,049
4.40%, 07/01/28	2,570	2,602,374
5.15%, 01/15/53	1,725	1,627,692
5.35%, 10/01/33	2,675	2,824,409
Series V, 2.20%, 06/15/31	590	536,138
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,515	2,564,430
5.25%, 01/15/33	2,475	2,562,669
5.45%, 01/15/36	4,145	4,295,063
Series J, 2.20%, 08/15/31	1,835	1,644,459
Series K, 3.15%, 08/15/51	690	463,618
Public Service Electric and Gas Co.
1.90%, 08/15/31	2,455	2,195,140
2.05%, 08/01/50	3,050	1,673,455
2.45%, 01/15/30	2,204	2,085,907
2.70%, 05/01/50	2,125	1,357,946
3.00%, 05/15/27	2,874	2,849,664
3.00%, 03/01/51	1,640	1,088,522
3.10%, 03/15/32	1,204	1,131,984
3.15%, 01/01/50	2,385	1,635,286
3.20%, 05/15/29	2,059	2,019,258
3.20%, 08/01/49	2,615	1,825,285
3.60%, 12/01/47	2,664	2,022,264
3.65%, 09/01/28	2,723	2,714,556
3.65%, 09/01/42	1,685	1,376,464
3.70%, 05/01/28	2,284	2,278,428
3.80%, 01/01/43	1,154	965,282
3.80%, 03/01/46	2,653	2,136,047
3.85%, 05/01/49	2,622	2,056,119
3.95%, 05/01/42	1,390	1,198,491
4.05%, 05/01/48	2,911	2,372,013
4.65%, 03/15/33	2,685	2,716,115
4.85%, 08/01/34	2,445	2,485,980
4.90%, 12/15/32	2,278	2,353,443
4.90%, 08/15/35	1,420	1,446,362
5.05%, 03/01/35	1,370	1,414,384
5.13%, 03/15/53	1,365	1,293,823
5.20%, 08/01/33	1,280	1,337,732
5.20%, 03/01/34	1,990	2,073,266
5.30%, 08/01/54	2,335	2,259,107
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 08/01/53	$1,350	$1,331,407
5.45%, 03/01/54	2,360	2,337,422
5.50%, 03/01/40	1,227	1,271,334
5.80%, 05/01/37	1,203	1,301,133
Series Q, 5.50%, 03/01/55	600	594,805
Series R, 4.20%, 01/01/31	1,660	1,671,210
Series R, 5.63%, 01/01/56	1,160	1,181,563
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,783	2,494,143
2.45%, 11/15/31	3,140	2,845,438
4.90%, 03/15/30	2,040	2,098,922
5.20%, 04/01/29	3,615	3,735,659
5.40%, 03/15/35	1,870	1,941,247
5.45%, 04/01/34	2,505	2,618,250
5.85%, 11/15/27	2,190	2,257,818
5.88%, 10/15/28	3,285	3,431,832
6.13%, 10/15/33	2,525	2,738,914
Puget Energy, Inc.
2.38%, 06/15/28	3,705	3,567,901
4.10%, 06/15/30	2,744	2,709,191
4.22%, 03/15/32	2,464	2,397,232
5.73%, 03/15/35	965	997,946
Puget Sound Energy, Inc.
2.89%, 09/15/51	2,055	1,349,905
3.25%, 09/15/49	3,673	2,569,227
4.22%, 06/15/48	3,870	3,237,893
4.30%, 05/20/45	2,352	1,993,235
5.33%, 06/15/34	1,865	1,942,440
5.45%, 06/01/53	670	656,140
5.60%, 09/15/55	3,250	3,239,564
5.64%, 04/15/41	840	862,051
5.69%, 06/15/54	1,785	1,805,283
5.76%, 10/01/39	2,250	2,390,067
5.80%, 03/15/40	1,375	1,441,889
6.27%, 03/15/37	1,125	1,252,195
San Diego Gas & Electric Co.
3.70%, 03/15/52	2,360	1,750,674
4.15%, 05/15/48	2,260	1,847,871
4.50%, 08/15/40	1,893	1,752,257
4.95%, 08/15/28	3,767	3,865,791
5.35%, 04/01/53	3,785	3,614,170
5.40%, 04/15/35	2,500	2,606,277
5.55%, 04/15/54	2,895	2,840,661
6.00%, 06/01/39	1,050	1,128,537
Series RRR, 3.75%, 06/01/47	2,420	1,882,199
Series TTT, 4.10%, 06/15/49	2,284	1,826,521
Series UUU, 3.32%, 04/15/50	2,291	1,599,447
Series VVV, 1.70%, 10/01/30	4,879	4,394,901
Series WWW, 2.95%, 08/15/51	3,970	2,596,841
Series XXX, 3.00%, 03/15/32	2,655	2,471,427
SCE Recovery Funding LLC, 5.34%, 03/15/47	1,000	1,020,801
Sempra
3.25%, 06/15/27	4,103	4,066,442
3.40%, 02/01/28	5,127	5,072,693
3.70%, 04/01/29	3,258	3,222,210
3.80%, 02/01/38	4,602	4,019,535
4.00%, 02/01/48	3,507	2,718,873
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	4,290	4,236,405
5.50%, 08/01/33	4,200	4,423,390
6.00%, 10/15/39	3,350	3,537,836
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	1,655	1,687,543
Security	Par (000)	Value
Electric (continued)
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	$495	$505,129
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	25	25,411
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	1,880	1,937,489
Sierra Pacific Power Co.
5.90%, 03/15/54	2,155	2,198,104
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	1,595	1,586,462
Southern California Edison Co.
2.25%, 06/01/30	3,142	2,889,316
2.75%, 02/01/32	3,475	3,152,231
2.85%, 08/01/29	2,558	2,449,707
3.45%, 02/01/52	2,860	1,944,071
3.65%, 02/01/50	5,779	4,130,538
4.00%, 04/01/47	7,869	6,062,739
4.05%, 03/15/42	2,532	2,066,310
4.50%, 09/01/40	2,555	2,278,344
4.65%, 10/01/43	3,888	3,373,995
4.80%, 03/15/33	3,325	3,339,023
5.15%, 06/01/29	4,300	4,422,908
5.20%, 06/01/34	3,635	3,692,579
5.25%, 03/15/30	2,995	3,097,944
5.30%, 03/01/28	2,425	2,481,232
5.45%, 06/01/31	2,515	2,630,546
5.45%, 03/01/35	3,230	3,320,573
5.50%, 03/15/40	2,278	2,265,506
5.63%, 02/01/36	1,589	1,637,449
5.65%, 10/01/28	1,995	2,069,450
5.70%, 03/01/53	2,245	2,139,777
5.75%, 04/15/54	2,025	1,949,428
5.85%, 11/01/27	3,250	3,340,014
5.88%, 12/01/53	3,030	2,975,908
5.90%, 03/01/55	3,100	3,051,425
5.95%, 11/01/32	2,649	2,839,609
6.00%, 01/15/34	3,199	3,410,121
6.05%, 03/15/39	2,240	2,343,783
6.20%, 09/15/55	3,015	3,096,034
6.65%, 04/01/29	2,025	2,143,971
Series 04-G, 5.75%, 04/01/35	1,509	1,576,114
Series 05-E, 5.35%, 07/15/35	1,591	1,619,683
Series 06-E, 5.55%, 01/15/37	1,740	1,779,037
Series 08-A, 5.95%, 02/01/38(c)	2,387	2,492,360
Series 13-A, 3.90%, 03/15/43	2,404	1,894,000
Series 20A, 2.95%, 02/01/51	3,110	1,946,815
Series A, 4.20%, 03/01/29	3,988	3,990,670
Series B, 3.65%, 03/01/28	2,452	2,434,633
Series B, 4.88%, 03/01/49	3,091	2,661,758
Series C, 3.60%, 02/01/45	2,010	1,489,225
Series C, 4.13%, 03/01/48	6,072	4,754,301
Series D, 4.70%, 06/01/27	3,527	3,553,362
Series E, 5.45%, 06/01/52	2,049	1,891,444
Series G, 2.50%, 06/01/31	3,607	3,293,117
Series H, 3.65%, 06/01/51	2,517	1,767,932
Southern Co.(The)
4.25%, 07/01/36	2,650	2,508,431
4.40%, 07/01/46	9,021	7,713,793
4.85%, 06/15/28	3,110	3,172,613
4.85%, 03/15/35	3,650	3,642,927
5.11%, 08/01/27	3,600	3,658,362
5.20%, 06/15/33	3,855	3,994,161
5.50%, 03/15/29	4,870	5,072,617
5.70%, 10/15/32	2,595	2,778,116
5.70%, 03/15/34	4,080	4,335,658
43
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	$1,070	$1,120,285
Series 21-B, 1.75%, 03/15/28	2,300	2,204,296
Series A, 3.70%, 04/30/30	4,910	4,834,400
Southern Power Co.
5.15%, 09/15/41	2,698	2,640,221
5.25%, 07/15/43	1,435	1,399,525
Series A, 4.25%, 10/01/30	2,150	2,159,678
Series B, 4.90%, 10/01/35	2,910	2,905,613
Series F, 4.95%, 12/15/46	1,905	1,724,646
Southwestern Electric Power Co.
3.25%, 11/01/51	3,315	2,212,427
5.30%, 04/01/33	1,590	1,646,660
6.20%, 03/15/40	1,679	1,801,120
Series J, 3.90%, 04/01/45	1,820	1,436,370
Series L, 3.85%, 02/01/48	2,333	1,779,748
Series M, 4.10%, 09/15/28	2,615	2,619,072
Southwestern Public Service Co.
3.40%, 08/15/46	2,098	1,522,432
3.70%, 08/15/47	2,230	1,705,239
3.75%, 06/15/49	2,028	1,549,429
4.50%, 08/15/41	2,141	1,926,021
5.30%, 05/15/35	2,250	2,322,309
6.00%, 06/01/54	2,900	3,007,332
Series 6, 4.40%, 11/15/48	1,408	1,183,486
Series 8, 3.15%, 05/01/50	2,333	1,574,578
System Energy Resources, Inc.
5.30%, 12/15/34	2,160	2,204,511
6.00%, 04/15/28	1,675	1,737,074
Tampa Electric Co.
2.40%, 03/15/31	2,284	2,099,827
3.45%, 03/15/51	1,705	1,225,742
3.63%, 06/15/50	2,251	1,675,927
4.10%, 06/15/42	1,928	1,668,528
4.30%, 06/15/48	1,854	1,564,671
4.35%, 05/15/44	1,815	1,582,392
4.45%, 06/15/49	2,379	2,016,754
4.90%, 03/01/29	2,560	2,627,932
5.00%, 07/15/52	1,465	1,354,983
5.15%, 03/01/35	2,575	2,639,980
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,303,214
Tucson Electric Power Co.
1.50%, 08/01/30	4,181	3,734,523
3.25%, 05/15/32	1,423	1,334,040
3.25%, 05/01/51	1,660	1,132,369
4.00%, 06/15/50	2,542	2,000,528
4.85%, 12/01/48	1,552	1,400,595
5.20%, 09/15/34	1,695	1,748,311
5.50%, 04/15/53	2,405	2,325,489
5.90%, 04/15/55	1,990	2,038,818
Union Electric Co.
2.15%, 03/15/32	2,505	2,229,967
2.63%, 03/15/51	2,766	1,698,896
2.95%, 06/15/27	2,708	2,682,865
2.95%, 03/15/30	2,969	2,853,529
3.25%, 10/01/49	2,226	1,547,448
3.50%, 03/15/29	2,971	2,938,903
3.65%, 04/15/45	2,205	1,756,317
3.90%, 09/15/42	2,190	1,849,212
3.90%, 04/01/52	1,780	1,387,341
4.00%, 04/01/48	2,060	1,666,607
Security	Par (000)	Value
Electric (continued)
4.80%, 03/15/36	$2,000	$2,005,554
5.13%, 03/15/55	1,830	1,717,383
5.20%, 04/01/34	2,240	2,337,360
5.25%, 04/15/35	2,355	2,445,877
5.25%, 01/15/54	1,780	1,702,620
5.30%, 08/01/37	1,055	1,097,449
5.45%, 03/15/53	2,315	2,286,824
5.55%, 03/15/56	2,000	1,988,205
8.45%, 03/15/39	1,373	1,795,088
Virginia Electric and Power Co.
2.30%, 11/15/31	2,729	2,461,631
2.40%, 03/30/32	1,735	1,561,820
2.45%, 12/15/50	4,862	2,815,912
2.95%, 11/15/51	4,195	2,663,719
3.30%, 12/01/49	2,655	1,843,250
4.00%, 01/15/43	2,520	2,098,088
4.45%, 02/15/44	2,710	2,375,913
4.60%, 12/01/48	2,785	2,401,106
4.95%, 03/15/36	4,425	4,414,360
5.00%, 04/01/33	3,650	3,749,960
5.00%, 01/15/34	2,745	2,801,790
5.05%, 08/15/34	2,760	2,815,304
5.15%, 03/15/35	2,510	2,569,583
5.30%, 08/15/33	1,925	2,013,771
5.35%, 01/15/54	2,255	2,136,792
5.45%, 04/01/53	3,396	3,263,714
5.55%, 08/15/54	1,835	1,785,900
5.65%, 03/15/55	2,210	2,181,952
5.70%, 08/15/53	2,770	2,754,394
5.70%, 03/15/56	5,525	5,493,112
6.35%, 11/30/37	2,217	2,465,881
8.88%, 11/15/38	2,973	3,984,362
Series A, 2.88%, 07/15/29	3,142	3,038,378
Series A, 3.50%, 03/15/27	4,202	4,187,010
Series A, 3.80%, 04/01/28	4,435	4,430,214
Series A, 6.00%, 05/15/37	2,742	2,958,348
Series B, 3.75%, 05/15/27	2,579	2,576,686
Series B, 3.80%, 09/15/47	2,782	2,159,891
Series B, 4.20%, 05/15/45	1,682	1,404,173
Series B, 6.00%, 01/15/36	2,254	2,436,062
Series C, 4.00%, 11/15/46	2,460	1,982,853
Series C, 4.63%, 05/15/52	2,920	2,488,625
Series C, 4.90%, 09/15/35	3,960	3,971,383
Series D, 4.65%, 08/15/43	2,690	2,425,648
Series D, 5.60%, 09/15/55	5,130	5,025,046
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,170,901
WEC Energy Group, Inc.
1.38%, 10/15/27	2,934	2,818,577
1.80%, 10/15/30	1,330	1,196,378
2.20%, 12/15/28	1,557	1,487,339
4.75%, 01/15/28	3,420	3,473,459
5.15%, 10/01/27	2,575	2,619,625
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)	1,880	1,898,221
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,135	2,040,918
3.95%, 03/01/29	1,500	1,503,388
4.15%, 10/15/30	2,315	2,327,396
4.30%, 10/15/48	2,475	2,094,017
4.60%, 10/01/34	1,505	1,514,548
4.75%, 09/30/32	2,075	2,135,551
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 05/15/29	$2,030	$2,094,688
5.05%, 10/01/54	1,410	1,318,480
5.63%, 05/15/33	1,390	1,499,151
5.70%, 12/01/36	920	994,977
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,920	2,598,391
3.00%, 07/01/29	3,053	2,970,439
3.05%, 10/15/27	2,080	2,053,675
3.65%, 04/01/50	2,275	1,690,953
3.95%, 09/01/32	2,685	2,622,272
4.95%, 04/01/33	1,900	1,952,542
5.38%, 03/30/34	1,795	1,871,122
5.70%, 12/15/55	1,975	1,976,735
6.38%, 08/15/37	870	966,331
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,635	1,696,456
3.30%, 09/01/49	2,225	1,573,059
3.67%, 12/01/42	2,070	1,694,406
4.25%, 01/15/31	1,565	1,578,590
4.55%, 12/01/29	1,105	1,128,241
4.75%, 11/01/44	2,403	2,202,182
Xcel Energy, Inc.
1.75%, 03/15/27	370	361,887
2.35%, 11/15/31	1,590	1,432,163
2.60%, 12/01/29	3,501	3,320,819
3.40%, 06/01/30	2,985	2,897,751
3.50%, 12/01/49	2,665	1,942,213
4.00%, 06/15/28	3,929	3,935,406
4.60%, 06/01/32	3,445	3,469,783
4.75%, 03/21/28	1,480	1,502,750
5.45%, 08/15/33	3,795	3,958,836
5.50%, 03/15/34	4,235	4,417,416
5.60%, 04/15/35	2,290	2,392,099
5.75%, 12/03/56, (5-year CMT + 2.17%)(a)	2,200	2,199,317
6.50%, 07/01/36	1,469	1,625,936
		3,182,377,118
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,260	1,261,194
4.38%, 05/08/42	610	554,913
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	2,391	2,170,608
Emerson Electric Co.
1.80%, 10/15/27	3,486	3,384,748
1.95%, 10/15/30	2,836	2,597,791
2.00%, 12/21/28	4,972	4,748,639
2.20%, 12/21/31	3,991	3,609,550
2.75%, 10/15/50	2,928	1,902,515
2.80%, 12/21/51	4,835	3,123,369
5.00%, 03/15/35	1,295	1,339,852
5.25%, 11/15/39	2,215	2,306,889
		27,000,068
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,341	3,271,057
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	3,037	3,016,037
5.41%, 07/01/32	2,300	2,402,474
5.60%, 05/29/34	2,250	2,373,444
Amphenol Corp.
2.20%, 09/15/31	4,175	3,785,111
2.80%, 02/15/30	5,267	5,042,096
Security	Par (000)	Value
Electronics (continued)
3.80%, 11/15/27	$4,485	$4,489,277
3.90%, 11/15/28	1,890	1,894,629
4.13%, 11/15/30	3,800	3,817,667
4.35%, 06/01/29	3,291	3,342,909
4.38%, 06/12/28	2,680	2,714,044
4.40%, 02/15/33	5,345	5,357,163
4.63%, 02/15/36	6,520	6,476,886
5.00%, 01/15/35	2,660	2,728,028
5.05%, 04/05/27	2,535	2,567,434
5.05%, 04/05/29	2,665	2,754,296
5.25%, 04/05/34	2,425	2,538,411
5.30%, 11/15/55	6,095	5,898,270
5.38%, 11/15/54	1,580	1,555,985
Arrow Electronics, Inc.
2.95%, 02/15/32	3,213	2,908,912
3.88%, 01/12/28	3,330	3,312,958
5.15%, 08/21/29	2,555	2,619,315
5.88%, 04/10/34	2,445	2,572,204
Avnet, Inc.
3.00%, 05/15/31	2,056	1,894,907
5.50%, 06/01/32	1,825	1,894,676
6.25%, 03/15/28	2,530	2,624,427
Flex Ltd.
4.88%, 06/15/29	3,646	3,712,954
4.88%, 05/12/30	3,169	3,227,017
5.25%, 01/15/32	4,060	4,165,936
5.38%, 11/13/35	1,270	1,283,480
6.00%, 01/15/28	2,640	2,727,189
Fortive Corp., 4.30%, 06/15/46	2,650	2,236,645
Honeywell International, Inc.
1.10%, 03/01/27	4,744	4,620,136
1.75%, 09/01/31	6,790	6,008,610
1.95%, 06/01/30	4,751	4,380,336
2.70%, 08/15/29	4,225	4,068,500
2.80%, 06/01/50	5,635	3,805,616
3.81%, 11/21/47	2,675	2,133,951
4.25%, 01/15/29	4,700	4,755,575
4.50%, 01/15/34	4,615	4,634,561
4.65%, 07/30/27	4,035	4,083,604
4.70%, 02/01/30	3,845	3,949,349
4.75%, 02/01/32	2,980	3,067,310
4.88%, 09/01/29	3,590	3,705,683
4.95%, 02/15/28	4,000	4,088,186
4.95%, 09/01/31	2,785	2,908,600
5.00%, 02/15/33	5,085	5,301,079
5.00%, 03/01/35(c)	6,220	6,404,332
5.25%, 03/01/54	5,735	5,518,623
5.35%, 03/01/64	2,950	2,852,745
5.38%, 03/01/41	2,215	2,307,672
5.70%, 03/15/36	2,429	2,624,278
5.70%, 03/15/37(c)	2,285	2,471,373
Hubbell, Inc.
2.30%, 03/15/31	1,165	1,075,536
3.15%, 08/15/27	2,577	2,548,403
3.50%, 02/15/28	3,194	3,173,922
4.80%, 11/15/35	1,305	1,311,487
Jabil, Inc.
3.00%, 01/15/31	3,576	3,353,167
3.60%, 01/15/30	3,021	2,939,737
3.95%, 01/12/28	3,940	3,932,382
4.20%, 02/01/29	1,750	1,752,518
45
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.25%, 05/15/27	$2,345	$2,353,059
4.75%, 02/01/33	1,340	1,335,435
5.45%, 02/01/29	1,455	1,507,095
Keysight Technologies, Inc.
3.00%, 10/30/29	4,679	4,518,931
4.60%, 04/06/27	5,298	5,326,096
4.95%, 10/15/34	1,155	1,177,827
5.35%, 07/30/30	1,555	1,629,103
TD SYNNEX Corp.
2.38%, 08/09/28	3,010	2,882,893
2.65%, 08/09/31	3,541	3,210,770
4.30%, 01/17/29	2,465	2,465,644
5.30%, 10/10/35	1,825	1,814,890
6.10%, 04/12/34(c)	1,890	2,001,163
Trimble, Inc.
4.90%, 06/15/28	3,649	3,686,533
6.10%, 03/15/33	1,725	1,840,901
Tyco Electronics Group SA
2.50%, 02/04/32	2,565	2,334,369
3.13%, 08/15/27	4,130	4,099,183
4.50%, 02/09/31	3,390	3,449,766
4.63%, 02/01/30	2,345	2,403,743
4.88%, 02/09/36	1,565	1,588,663
5.00%, 05/09/35	1,440	1,474,299
7.13%, 10/01/37	2,216	2,647,081
Vontier Corp.
2.40%, 04/01/28	3,366	3,250,647
2.95%, 04/01/31	3,174	2,947,631
		264,928,831
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	4,005	4,220,985
6.35%, 08/18/28	4,342	4,561,782
Jacobs Solutions, Inc.
4.75%, 03/03/31	2,200	2,202,905
5.38%, 03/03/36	2,200	2,197,385
MasTec, Inc., 5.90%, 06/15/29	970	1,018,118
		14,201,175
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	2,193	1,788,494
Republic Services, Inc.
1.45%, 02/15/31	4,163	3,672,217
1.75%, 02/15/32	3,195	2,790,193
2.30%, 03/01/30	3,485	3,268,779
2.38%, 03/15/33	3,885	3,436,059
3.05%, 03/01/50	3,100	2,136,363
3.38%, 11/15/27	3,330	3,310,316
3.95%, 05/15/28	4,511	4,524,298
4.75%, 07/15/30	1,680	1,726,441
4.88%, 04/01/29	3,295	3,385,503
5.00%, 11/15/29	2,430	2,517,920
5.00%, 12/15/33	2,855	2,972,494
5.00%, 04/01/34	3,415	3,537,952
5.15%, 03/15/35(c)	1,835	1,913,641
5.20%, 11/15/34	2,235	2,337,583
5.70%, 05/15/41	2,006	2,141,929
6.20%, 03/01/40	1,075	1,211,986
Security	Par (000)	Value
Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/28	$3,730	$3,850,621
5.45%, 09/18/33	1,980	2,086,035
Waste Connections, Inc.
2.20%, 01/15/32	3,123	2,800,327
2.60%, 02/01/30	3,297	3,140,288
2.95%, 01/15/52	2,095	1,383,239
3.05%, 04/01/50	3,431	2,365,882
3.20%, 06/01/32	2,230	2,105,037
3.50%, 05/01/29	3,006	2,982,459
4.20%, 01/15/33	3,055	3,018,200
4.25%, 12/01/28	2,997	3,023,886
5.00%, 03/01/34	3,230	3,334,819
5.25%, 09/01/35	2,725	2,851,361
Waste Management, Inc.
1.15%, 03/15/28	2,520	2,394,241
1.50%, 03/15/31	3,778	3,346,709
2.00%, 06/01/29(c)	2,755	2,600,249
2.50%, 11/15/50	2,517	1,557,884
2.95%, 06/01/41	2,895	2,248,831
3.15%, 11/15/27	4,313	4,276,590
3.88%, 01/15/29	1,010	1,011,442
4.10%, 03/01/45	1,110	964,566
4.15%, 04/15/32	3,560	3,563,428
4.15%, 07/15/49	3,212	2,737,106
4.50%, 03/15/28	4,770	4,841,870
4.63%, 02/15/30	4,130	4,228,008
4.63%, 02/15/33	2,245	2,296,487
4.65%, 03/15/30	3,625	3,719,054
4.80%, 03/15/32	4,420	4,573,737
4.88%, 02/15/29	3,855	3,967,916
4.88%, 02/15/34	5,610	5,807,353
4.95%, 07/03/27	2,320	2,355,499
4.95%, 07/03/31	2,300	2,399,210
4.95%, 03/15/35	6,685	6,871,198
5.35%, 10/15/54	5,730	5,651,197
		151,026,897
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,496	4,877,932
Campbell's Co. (The), 4.55%, 03/21/31	2,560	2,560,909
Campbell's Company/The
2.38%, 04/24/30	3,838	3,554,006
3.13%, 04/24/50	2,365	1,554,445
4.15%, 03/15/28	5,862	5,878,283
4.75%, 03/23/35	2,995	2,907,628
4.80%, 03/15/48	3,510	3,039,824
5.20%, 03/19/27	2,665	2,698,799
5.20%, 03/21/29	2,785	2,864,225
5.25%, 10/13/54	2,020	1,832,956
5.40%, 03/21/34	3,100	3,169,255
Conagra Brands, Inc.
1.38%, 11/01/27	5,213	4,989,533
4.85%, 11/01/28	5,100	5,171,569
5.00%, 08/01/30	2,725	2,779,307
5.30%, 11/01/38	5,371	5,170,526
5.40%, 11/01/48	4,928	4,416,121
5.75%, 08/01/35(c)	2,345	2,420,068
7.00%, 10/01/28	3,619	3,870,505
8.25%, 09/15/30	1,962	2,256,542
Flowers Foods, Inc.
2.40%, 03/15/31	2,860	2,512,306
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.75%, 03/15/35(c)	$1,550	$1,534,086
6.20%, 03/15/55	1,350	1,160,576
General Mills, Inc.
2.25%, 10/14/31	3,442	3,086,735
2.88%, 04/15/30	3,804	3,616,345
3.00%, 02/01/51	2,154	1,407,922
4.15%, 02/15/43	1,340	1,136,011
4.20%, 04/17/28	8,133	8,163,177
4.70%, 04/17/48(c)	2,360	2,097,967
4.88%, 01/30/30	4,140	4,247,138
4.95%, 03/29/33	4,646	4,747,226
5.25%, 01/30/35(c)	2,650	2,719,763
5.40%, 06/15/40	2,457	2,504,556
5.50%, 10/17/28	2,265	2,349,248
Hershey Co.(The)
1.70%, 06/01/30	2,577	2,353,245
2.45%, 11/15/29	2,698	2,566,513
2.65%, 06/01/50	1,125	717,896
3.13%, 11/15/49	2,254	1,599,089
3.38%, 08/15/46	1,715	1,308,367
4.25%, 05/04/28	2,315	2,338,794
4.50%, 05/04/33	2,095	2,132,270
4.55%, 02/24/28	1,685	1,713,421
4.75%, 02/24/30	2,740	2,826,984
4.95%, 02/24/32	2,375	2,482,448
5.10%, 02/24/35	2,400	2,518,543
Hormel Foods Corp.
1.70%, 06/03/28	5,950	5,683,429
1.80%, 06/11/30	3,907	3,565,801
3.05%, 06/03/51	2,900	1,944,018
4.80%, 03/30/27	4,190	4,230,496
Ingredion, Inc.
2.90%, 06/01/30	3,894	3,717,367
3.90%, 06/01/50	2,500	1,957,936
J M Smucker Co.(The)
2.13%, 03/15/32	2,430	2,134,092
2.38%, 03/15/30	3,180	2,978,351
3.38%, 12/15/27	4,255	4,217,955
4.25%, 03/15/35	3,222	3,086,310
4.38%, 03/15/45	3,576	3,100,291
5.90%, 11/15/28	4,425	4,638,428
6.20%, 11/15/33(c)	4,565	5,003,183
6.50%, 11/15/43	4,340	4,731,893
6.50%, 11/15/53(c)	3,150	3,462,093
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	5,050	5,185,876
5.95%, 04/20/35	3,880	4,118,859
6.25%, 03/01/56	6,070	6,204,513
6.38%, 02/25/55	2,690	2,797,749
6.38%, 04/15/66	5,100	5,205,075
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 02/02/29	1,400	1,359,730
3.00%, 05/15/32	4,766	4,338,418
3.63%, 01/15/32	2,625	2,485,704
3.75%, 12/01/31	2,575	2,460,236
4.38%, 02/02/52	4,130	3,256,653
5.75%, 04/01/33	7,554	7,938,991
6.50%, 12/01/52	7,474	7,885,269
6.75%, 03/15/34	7,410	8,253,528
Security	Par (000)	Value
Food (continued)
7.25%, 11/15/53	$4,530	$5,176,215
Kellanova
2.10%, 06/01/30	2,490	2,307,466
3.40%, 11/15/27	3,407	3,387,704
4.30%, 05/15/28	3,549	3,581,606
4.50%, 04/01/46	2,989	2,689,040
5.25%, 03/01/33	1,455	1,528,016
5.75%, 05/16/54	1,680	1,718,980
Series B, 7.45%, 04/01/31	3,822	4,402,921
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,955	2,067,926
Kraft Heinz Foods Co.
3.75%, 04/01/30	4,195	4,130,996
3.88%, 05/15/27	7,715	7,700,354
4.25%, 03/01/31	2,537	2,534,257
4.38%, 06/01/46	12,395	10,169,747
4.63%, 01/30/29	2,080	2,114,057
4.63%, 10/01/39	2,185	1,996,678
4.88%, 10/01/49	6,965	6,003,870
5.00%, 07/15/35	3,275	3,280,217
5.00%, 06/04/42	6,576	6,035,401
5.20%, 03/15/32	2,285	2,367,140
5.20%, 07/15/45	7,280	6,663,243
5.40%, 03/15/35	2,335	2,408,507
5.50%, 06/01/50	3,460	3,228,182
6.50%, 02/09/40(c)	3,150	3,415,472
6.75%, 03/15/32	1,985	2,212,337
6.88%, 01/26/39	3,835	4,312,292
Kroger Co.(The)
1.70%, 01/15/31	2,675	2,381,407
2.20%, 05/01/30	2,533	2,358,445
3.70%, 08/01/27	4,960	4,950,643
3.88%, 10/15/46	2,776	2,192,719
3.95%, 01/15/50	4,061	3,150,309
4.45%, 02/01/47	5,016	4,285,126
4.50%, 01/15/29	4,646	4,724,250
4.65%, 01/15/48	2,774	2,432,855
5.00%, 09/15/34	9,620	9,774,711
5.00%, 04/15/42	2,221	2,120,223
5.15%, 08/01/43	2,580	2,493,335
5.40%, 07/15/40	1,963	1,993,469
5.40%, 01/15/49	3,152	3,050,876
5.50%, 09/15/54	6,555	6,324,905
5.65%, 09/15/64	6,475	6,261,317
6.90%, 04/15/38	2,755	3,215,896
7.50%, 04/01/31	2,278	2,616,028
McCormick & Co., Inc./MD
1.85%, 02/15/31	3,193	2,852,367
2.50%, 04/15/30	3,110	2,917,383
3.40%, 08/15/27	5,560	5,533,213
4.15%, 02/15/29	1,645	1,656,317
4.20%, 08/15/47	2,120	1,765,954
4.70%, 10/15/34	2,110	2,108,467
4.95%, 04/15/33	3,265	3,347,613
Mondelez International, Inc.
1.50%, 02/04/31	3,316	2,920,051
1.88%, 10/15/32(c)	3,429	2,978,142
2.63%, 03/17/27	3,310	3,268,855
2.63%, 09/04/50	5,600	3,417,165
2.75%, 04/13/30	4,383	4,156,306
3.00%, 03/17/32	1,405	1,303,357
47
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.13%, 05/07/28	$2,025	$2,031,441
4.25%, 05/06/28	1,870	1,882,936
4.50%, 05/06/30	1,950	1,978,808
4.75%, 02/20/29	3,000	3,069,053
4.75%, 08/28/34(c)	2,840	2,860,479
5.13%, 05/06/35	1,610	1,661,498
Pilgrim's Pride Corp.
3.50%, 03/01/32	5,485	5,118,184
4.25%, 04/15/31	6,310	6,187,156
6.25%, 07/01/33	4,880	5,256,646
6.88%, 05/15/34	3,440	3,854,558
Sysco Corp.
2.40%, 02/15/30	2,734	2,570,708
2.45%, 12/14/31	2,590	2,350,329
3.15%, 12/14/51	1,875	1,268,752
3.25%, 07/15/27	5,415	5,373,078
3.30%, 02/15/50	2,319	1,645,535
4.40%, 07/25/31	1,980	1,987,147
4.45%, 03/15/48	2,473	2,122,071
4.50%, 04/01/46	2,695	2,350,401
4.85%, 10/01/45	2,925	2,667,583
4.95%, 03/25/36	1,970	1,974,569
5.10%, 09/23/30	4,960	5,148,032
5.38%, 09/21/35	2,354	2,453,726
5.40%, 03/23/35	2,320	2,422,805
5.75%, 01/17/29	3,420	3,585,319
5.95%, 04/01/30	4,633	4,929,720
6.00%, 01/17/34	2,616	2,851,995
6.60%, 04/01/40	1,615	1,826,864
6.60%, 04/01/50	5,767	6,456,246
Tyson Foods, Inc.
3.55%, 06/02/27	8,124	8,086,078
4.35%, 03/01/29	5,269	5,314,455
4.55%, 06/02/47	3,261	2,860,183
4.88%, 08/15/34	3,086	3,123,269
4.95%, 02/20/36	1,650	1,661,090
5.10%, 09/28/48	6,945	6,538,679
5.15%, 08/15/44	2,696	2,591,305
5.40%, 03/15/29	3,560	3,691,767
5.70%, 03/15/34(c)	3,580	3,810,013
		569,342,109
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,878	2,851,038
5.50%, 11/02/47	1,850	1,664,893
Georgia-Pacific LLC
7.75%, 11/15/29	3,773	4,264,468
8.88%, 05/15/31	2,385	2,904,657
International Paper Co.
4.35%, 08/15/48	3,576	2,930,790
4.40%, 08/15/47	2,903	2,414,718
4.80%, 06/15/44	3,140	2,794,296
5.00%, 09/15/35	2,345	2,367,295
5.15%, 05/15/46	2,180	2,018,773
6.00%, 11/15/41	2,911	3,023,152
7.30%, 11/15/39	1,410	1,657,225
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,530,527
3.13%, 01/15/32(c)	4,867	4,416,889
3.75%, 01/15/31	4,476	4,268,547
5.00%, 01/15/30	4,776	4,801,610
Security	Par (000)	Value
Forest Products & Paper (continued)
6.00%, 01/15/29	$8,692	$9,012,844
Suzano Netherlands BV, 5.50%, 01/15/36	2,130	2,145,958
		56,067,680
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,527,335
2.63%, 09/15/29	2,991	2,871,835
2.85%, 02/15/52	3,008	1,934,872
3.00%, 06/15/27	3,415	3,387,456
3.38%, 09/15/49	3,372	2,418,459
4.13%, 10/15/44	3,491	2,999,081
4.13%, 03/15/49	3,199	2,631,715
4.15%, 01/15/43	3,164	2,770,637
4.30%, 10/01/48	2,418	2,046,010
5.00%, 12/15/54	1,435	1,321,564
5.20%, 08/15/35(c)	1,795	1,873,765
5.45%, 10/15/32	635	678,848
5.45%, 01/15/56	3,000	2,959,908
5.50%, 06/15/41	2,686	2,785,905
5.75%, 10/15/52	2,565	2,633,162
5.90%, 11/15/33	3,585	3,917,597
6.20%, 11/15/53	1,815	2,000,843
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,280	2,957,287
4.00%, 04/01/28	2,133	2,137,196
4.40%, 07/01/32	2,205	2,215,047
5.25%, 03/01/28	5,327	5,467,601
5.40%, 07/01/34	1,645	1,718,871
5.85%, 01/15/41	1,478	1,562,462
National Fuel Gas Co.
2.95%, 03/01/31	1,985	1,842,384
3.95%, 09/15/27	1,239	1,236,484
4.75%, 09/01/28(c)	2,253	2,285,672
5.50%, 03/15/30	1,555	1,618,884
5.95%, 03/15/35	1,115	1,188,088
NiSource, Inc.
1.70%, 02/15/31	5,250	4,654,254
2.95%, 09/01/29	4,474	4,320,861
3.49%, 05/15/27	5,264	5,236,867
3.60%, 05/01/30	5,283	5,183,354
3.95%, 03/30/48	3,576	2,818,882
4.38%, 05/15/47	4,696	3,969,974
4.80%, 02/15/44	3,474	3,167,181
5.00%, 06/15/52	2,280	2,021,891
5.20%, 07/01/29	2,830	2,928,856
5.25%, 03/30/28	3,841	3,936,803
5.25%, 02/15/43	2,399	2,332,145
5.35%, 04/01/34	3,130	3,266,964
5.35%, 07/15/35	4,510	4,657,147
5.40%, 06/30/33	2,123	2,223,851
5.65%, 02/01/45	2,632	2,653,090
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	1,660	1,670,576
5.85%, 04/01/55	6,275	6,330,405
5.95%, 06/15/41	1,895	1,982,216
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	1,210	1,264,524
ONE Gas, Inc.
2.00%, 05/15/30	1,757	1,621,401
4.25%, 09/01/32	1,055	1,055,944
4.50%, 11/01/48	2,070	1,835,439
4.66%, 02/01/44	2,148	1,963,085
5.10%, 04/01/29	2,975	3,074,349
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	$2,310	$2,129,024
3.35%, 06/01/50	2,275	1,582,059
3.50%, 06/01/29	3,374	3,328,664
3.64%, 11/01/46	2,032	1,562,951
4.65%, 08/01/43	1,875	1,691,442
5.05%, 05/15/52	2,078	1,896,054
5.10%, 02/15/35	1,465	1,500,076
5.40%, 06/15/33	2,034	2,137,810
Southern California Gas Co.
2.95%, 04/15/27	4,415	4,373,191
3.75%, 09/15/42	1,645	1,333,408
5.05%, 09/01/34	3,670	3,772,325
5.13%, 11/15/40	1,515	1,500,649
5.20%, 06/01/33	2,990	3,111,733
5.45%, 06/15/35	4,575	4,812,219
5.60%, 04/01/54	2,405	2,362,279
5.75%, 06/01/53	2,420	2,431,914
6.00%, 06/15/55	3,709	3,843,112
6.35%, 11/15/52(c)	2,750	2,995,845
Series UU, 4.13%, 06/01/48	2,044	1,630,857
Series VV, 4.30%, 01/15/49	2,700	2,223,797
Series WW, 3.95%, 02/15/50	1,657	1,265,856
Series XX, 2.55%, 02/01/30	4,358	4,135,016
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,827	2,258,952
4.40%, 06/01/43	2,430	2,131,848
4.40%, 05/30/47	2,458	2,094,538
4.95%, 09/15/34	2,035	2,066,567
5.15%, 09/15/32	2,885	2,990,567
5.75%, 09/15/33	2,968	3,167,217
5.88%, 03/15/41	3,100	3,257,640
Series 2020-A, 1.75%, 01/15/31	3,139	2,807,759
Series 21A, 3.15%, 09/30/51	2,145	1,421,454
Series A, 4.05%, 09/15/28	1,000	1,002,759
Series B, 5.10%, 09/15/35	1,275	1,298,124
Southwest Gas Corp.
2.20%, 06/15/30	1,837	1,696,116
3.18%, 08/15/51	2,075	1,408,417
3.70%, 04/01/28	1,783	1,774,042
3.80%, 09/29/46	1,451	1,134,341
4.05%, 03/15/32	2,712	2,654,458
4.15%, 06/01/49	1,604	1,280,834
5.45%, 03/23/28	2,010	2,065,216
5.80%, 12/01/27	1,970	2,027,967
Spire Missouri, Inc.
3.30%, 06/01/51	1,010	704,717
4.80%, 02/15/33	1,520	1,554,466
Series 2034, 5.15%, 08/15/34	1,530	1,583,826
Spire, Inc., 4.60%, 09/01/31	900	906,986
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,963,127
Series K, 3.80%, 09/15/46	2,436	1,941,393
		242,972,639
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	1,645	1,531,261
4.63%, 06/15/28	1,280	1,294,748
Snap-on, Inc.
3.10%, 05/01/50	2,834	1,955,105
3.25%, 03/01/27	2,375	2,362,117
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.10%, 03/01/48	$1,785	$1,483,811
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,430	4,107,830
2.75%, 11/15/50	4,115	2,487,777
3.00%, 05/15/32	2,197	2,019,927
4.25%, 11/15/28	2,346	2,355,989
4.85%, 11/15/48	2,567	2,282,410
5.20%, 09/01/40	1,528	1,497,051
6.00%, 03/06/28	3,595	3,729,506
		27,107,532
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,579	5,331,816
1.40%, 06/30/30	4,838	4,366,543
3.70%, 03/09/29	11,050	11,053,031
4.00%, 03/15/31	12,600	12,591,194
4.30%, 03/15/33	12,600	12,588,487
4.65%, 03/15/36	13,600	13,592,444
4.75%, 11/30/36	4,983	5,024,245
4.75%, 03/15/38	12,600	12,555,921
4.75%, 04/15/43	3,205	3,048,272
4.90%, 11/30/46	14,137	13,398,489
5.30%, 05/27/40	4,695	4,883,470
5.50%, 03/15/56	12,600	12,648,003
5.60%, 03/15/66	12,600	12,612,132
6.00%, 04/01/39	2,830	3,139,678
6.15%, 11/30/37	3,460	3,895,519
Agilent Technologies, Inc.
2.10%, 06/04/30	3,166	2,919,048
2.30%, 03/12/31	4,789	4,374,566
2.75%, 09/15/29	3,544	3,398,481
4.20%, 09/09/27	2,330	2,340,068
4.75%, 09/09/34	2,610	2,629,943
Baxter International, Inc.
1.73%, 04/01/31	5,445	4,693,093
2.27%, 12/01/28	6,555	6,198,464
2.54%, 02/01/32	4,945	4,317,505
3.13%, 12/01/51	3,937	2,451,846
3.50%, 08/15/46	2,538	1,794,137
3.95%, 04/01/30	3,610	3,529,897
4.45%, 02/15/29	735	738,283
4.90%, 12/15/30	2,995	3,012,361
5.65%, 12/15/35	3,265	3,320,693
Boston Scientific Corp.
2.65%, 06/01/30	6,581	6,226,246
4.00%, 03/01/28	3,880	3,895,700
4.55%, 03/01/39	2,468	2,398,621
4.70%, 03/01/49(c)	3,264	2,999,293
6.25%, 11/15/35	1,888	2,141,085
7.38%, 01/15/40	1,656	2,032,705
Danaher Corp.
2.60%, 10/01/50	4,843	2,990,749
2.80%, 12/10/51	4,445	2,839,603
4.38%, 09/15/45	2,578	2,277,555
Dentsply Sirona, Inc., 3.25%, 06/01/30	4,153	3,895,854
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,688,650
3.25%, 11/15/39	4,087	3,378,105
3.40%, 11/15/49	3,839	2,790,211
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,706	4,734,168
49
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	$2,280	$2,289,932
4.80%, 08/14/29	5,035	5,159,920
4.80%, 01/15/31	2,315	2,371,334
4.95%, 12/15/35	1,875	1,885,470
5.50%, 06/15/35	2,185	2,288,334
5.65%, 11/15/27	9,735	10,001,908
5.86%, 03/15/30	6,105	6,483,399
5.91%, 11/22/32	3,915	4,235,324
6.38%, 11/22/52	5,198	5,705,990
Koninklijke Philips NV
5.00%, 03/15/42	2,757	2,616,509
6.88%, 03/11/38	3,295	3,756,642
Medtronic Global Holdings SCA
4.25%, 03/30/28	6,200	6,260,061
4.50%, 03/30/33	4,475	4,517,458
Medtronic, Inc.
4.00%, 04/01/43	100	86,604
4.38%, 03/15/35	9,070	8,970,871
4.63%, 03/15/45	8,877	8,228,124
Revvity, Inc.
1.90%, 09/15/28	3,388	3,208,441
2.25%, 09/15/31	2,835	2,522,006
2.55%, 03/15/31	2,130	1,948,324
3.30%, 09/15/29	4,196	4,068,666
3.63%, 03/15/51	1,940	1,421,519
Smith & Nephew PLC
2.03%, 10/14/30	6,105	5,537,765
5.15%, 03/20/27	1,865	1,886,416
5.40%, 03/20/34	3,155	3,283,474
Solventum Corp.
5.40%, 03/01/29	4,268	4,427,196
5.45%, 03/13/31	5,350	5,608,877
5.60%, 03/23/34	6,650	6,947,634
5.90%, 04/30/54	6,490	6,488,605
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	3,076	2,856,421
3.75%, 03/15/51	3,950	3,012,125
Stryker Corp.
1.95%, 06/15/30	6,228	5,715,104
2.90%, 06/15/50	2,301	1,526,986
3.65%, 03/07/28	4,542	4,527,722
4.10%, 04/01/43	2,093	1,806,329
4.25%, 09/11/29	3,180	3,213,970
4.38%, 05/15/44	2,453	2,163,771
4.63%, 09/11/34	2,760	2,767,563
4.63%, 03/15/46	4,805	4,339,491
4.70%, 02/10/28	3,645	3,698,821
4.85%, 12/08/28	3,930	4,032,054
4.85%, 02/10/30	3,415	3,519,293
5.20%, 02/10/35	3,700	3,838,372
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	3,800	3,611,451
2.00%, 10/15/31	5,865	5,270,387
2.60%, 10/01/29	5,039	4,824,560
2.80%, 10/15/41	5,195	3,899,172
4.10%, 08/15/47	2,819	2,380,981
4.20%, 03/01/31	2,725	2,745,056
4.22%, 02/12/31	1,220	1,229,792
4.47%, 10/07/32	2,490	2,517,079
4.55%, 06/15/33	3,525	3,566,110
Security	Par (000)	Value
Health Care - Products (continued)
4.79%, 10/07/35	$2,490	$2,512,025
4.80%, 11/21/27	5,223	5,312,159
4.89%, 10/07/37	3,260	3,286,274
4.90%, 02/12/36	3,280	3,334,833
4.95%, 11/21/32	2,585	2,682,240
4.98%, 08/10/30	4,038	4,194,740
5.00%, 01/31/29	5,305	5,480,263
5.09%, 08/10/33	4,165	4,346,045
5.20%, 01/31/34	2,830	2,969,905
5.30%, 02/01/44	2,284	2,277,477
5.40%, 08/10/43	3,600	3,674,833
5.55%, 02/12/46	1,490	1,518,899
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	4,065	3,712,694
4.45%, 08/15/45	2,629	2,367,288
5.05%, 02/19/30	1,875	1,938,652
5.20%, 09/15/34	3,320	3,414,529
5.35%, 12/01/28	4,205	4,351,831
5.50%, 02/19/35	2,355	2,464,365
5.75%, 11/30/39	1,278	1,336,455
		485,181,094
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,759	1,128,198
Adventist Health System/West
3.63%, 03/01/49	2,336	1,642,250
5.43%, 03/01/32	2,515	2,618,134
5.76%, 12/01/34	1,625	1,714,026
Series 2025, 4.74%, 12/01/30	1,415	1,432,332
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,330,717
3.83%, 08/15/28	1,186	1,187,890
4.27%, 08/15/48	1,586	1,368,888
Series 2020, 2.21%, 06/15/30	455	423,565
Series 2020, 3.01%, 06/15/50	1,622	1,114,972
Aetna, Inc.
3.88%, 08/15/47	290	220,681
4.50%, 05/15/42	3,391	2,958,714
4.75%, 03/15/44	2,764	2,433,027
6.63%, 06/15/36	3,841	4,277,283
6.75%, 12/15/37	2,928	3,265,466
AHS Hospital Corp.
5.02%, 07/01/45	2,290	2,194,327
Series 2021, 2.78%, 07/01/51	2,506	1,616,543
Allina Health System
2.90%, 11/15/51(c)	2,020	1,326,649
Series 2019, 3.89%, 04/15/49	1,848	1,451,239
Ascension Health
3.95%, 11/15/46	5,485	4,572,646
4.85%, 11/15/53	2,320	2,147,321
Series 2025, 4.08%, 11/15/28	1,990	2,002,341
Series 2025, 4.29%, 11/15/30	3,705	3,744,330
Series 2025, 4.92%, 11/15/35	2,935	2,996,571
Series B, 2.53%, 11/15/29	4,534	4,327,898
Series B, 3.11%, 11/15/39	4,011	3,275,443
Banner Health
1.90%, 01/01/31	2,273	2,061,481
2.34%, 01/01/30	2,532	2,385,730
2.91%, 01/01/42	1,860	1,412,538
2.91%, 01/01/51	1,927	1,294,336
Series 2020, 3.18%, 01/01/50(c)	1,183	830,997
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(c)	$510	$306,055
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	527,697
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	2,814	2,233,404
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,643,528
4.19%, 11/15/45	2,653	2,314,129
Series 2021, 1.78%, 11/15/30	1,761	1,597,880
Series 2021, 2.84%, 11/15/50	3,560	2,341,639
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(c)	730	490,804
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	4,296	4,225,875
Series 2018, 4.30%, 07/01/28(c)	1,851	1,863,507
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,164,877
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,210	2,020,038
Centene Corp.
2.45%, 07/15/28	10,125	9,548,100
2.50%, 03/01/31	10,160	8,814,032
2.63%, 08/01/31	6,185	5,363,789
3.00%, 10/15/30	10,215	9,204,533
3.38%, 02/15/30	9,390	8,712,100
4.25%, 12/15/27	11,760	11,688,631
4.63%, 12/15/29	16,120	15,725,618
Children's Health System of Texas, 2.51%, 08/15/50	3,191	1,961,574
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	2,278	1,967,734
Series 2020, 2.59%, 02/01/50	1,105	698,857
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,283	1,147,394
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	3,348	2,163,347
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(c)	1,136	760,151
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,834	2,849,283
Cigna Group(The)
2.38%, 03/15/31	8,466	7,763,371
2.40%, 03/15/30	6,617	6,213,990
3.05%, 10/15/27	3,179	3,142,787
3.20%, 03/15/40	4,075	3,250,034
3.40%, 03/01/27	7,338	7,303,889
3.40%, 03/15/50	6,992	4,954,605
3.40%, 03/15/51	5,910	4,157,389
3.88%, 10/15/47	5,321	4,130,514
4.38%, 10/15/28	15,828	15,984,318
4.50%, 09/15/30	4,735	4,799,381
4.80%, 08/15/38	10,769	10,427,614
4.80%, 07/15/46	4,744	4,255,909
4.88%, 09/15/32	4,005	4,094,909
4.90%, 12/15/48	12,173	10,936,767
5.00%, 05/15/29	4,250	4,378,465
5.13%, 05/15/31	3,940	4,098,841
5.25%, 02/15/34	4,880	5,055,971
5.25%, 01/15/36	6,405	6,575,536
5.40%, 03/15/33(c)	4,265	4,481,418
Security	Par (000)	Value
Health Care - Services (continued)
5.60%, 02/15/54(c)	$5,735	$5,612,340
6.00%, 01/15/56	4,610	4,784,119
6.13%, 11/15/41	3,503	3,746,955
City of Hope
Series 2013, 5.62%, 11/15/43	1,910	1,938,101
Series 2018, 4.38%, 08/15/48	1,847	1,569,220
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(c)	1,885	1,652,008
CommonSpirit Health
2.78%, 10/01/30	1,872	1,761,016
3.35%, 10/01/29	3,045	2,965,121
3.82%, 10/01/49	3,052	2,361,021
3.91%, 10/01/50	1,304	1,005,068
4.19%, 10/01/49	2,966	2,415,954
4.35%, 09/01/30	1,505	1,511,452
4.35%, 11/01/42	2,968	2,649,256
4.98%, 09/01/35	1,630	1,640,192
5.21%, 12/01/31	2,205	2,298,829
5.32%, 12/01/34	2,130	2,200,056
5.55%, 12/01/54	600	590,249
5.58%, 09/01/45	2,470	2,482,306
5.66%, 09/01/55	520	519,545
6.07%, 11/01/27	1,756	1,809,643
6.46%, 11/01/52	915	1,007,227
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(c)	1,631	1,079,536
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,088	1,562,894
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	2,995	2,158,864
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,342	1,883,737
Dignity Health
4.50%, 11/01/42(c)	1,030	924,582
5.27%, 11/01/64	1,100	1,026,124
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	3,406	2,818,769
Elevance Health, Inc.
2.25%, 05/15/30	4,913	4,548,432
2.55%, 03/15/31	5,490	5,056,491
2.88%, 09/15/29	4,567	4,388,290
3.13%, 05/15/50	2,661	1,769,422
3.60%, 03/15/51	6,463	4,653,804
3.65%, 12/01/27	8,213	8,181,095
3.70%, 09/15/49	5,372	3,989,374
4.00%, 09/15/28	3,110	3,115,437
4.10%, 03/01/28	6,783	6,798,105
4.10%, 05/15/32	2,813	2,760,708
4.38%, 12/01/47	7,336	6,126,107
4.55%, 03/01/48	4,535	3,906,295
4.55%, 05/15/52	2,725	2,278,071
4.60%, 09/15/32	2,660	2,682,984
4.63%, 05/15/42	2,699	2,459,812
4.65%, 01/15/43	5,795	5,234,295
4.65%, 08/15/44	2,942	2,620,777
4.75%, 02/15/30	3,190	3,265,221
4.75%, 02/15/33	3,950	3,992,315
4.95%, 11/01/31	4,135	4,255,615
5.00%, 01/15/36(c)	3,670	3,686,403
5.10%, 01/15/44	4,283	4,065,428
5.13%, 02/15/53	4,190	3,809,095
51
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.15%, 06/15/29	$2,535	$2,620,452
5.20%, 02/15/35	5,215	5,354,909
5.38%, 06/15/34	4,035	4,197,404
5.50%, 10/15/32	3,680	3,882,752
5.65%, 06/15/54	3,960	3,864,998
5.70%, 02/15/55	5,840	5,734,196
5.70%, 09/15/55(c)	3,810	3,751,085
5.85%, 01/15/36	1,749	1,862,944
5.85%, 11/01/64	3,602	3,549,469
5.95%, 12/15/34	2,585	2,790,384
6.10%, 10/15/52	2,745	2,849,081
6.38%, 06/15/37	2,470	2,738,989
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	205	160,742
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	624,919
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	1,946	1,647,815
4.50%, 07/01/57	1,355	1,191,417
Series 2020, 2.68%, 09/01/41	3,416	2,545,893
Series 2020, 2.88%, 09/01/50	1,557	1,020,467
Hartford HealthCare Corp., 3.45%, 07/01/54(c)	2,080	1,529,063
HCA, Inc.
2.38%, 07/15/31	5,755	5,195,089
3.13%, 03/15/27	4,840	4,798,963
3.38%, 03/15/29	1,807	1,774,648
3.50%, 09/01/30	11,780	11,411,256
3.50%, 07/15/51	7,120	4,913,634
3.63%, 03/15/32	9,207	8,762,329
4.13%, 06/15/29	8,540	8,550,825
4.30%, 11/15/30	2,435	2,438,684
4.38%, 03/15/42	3,866	3,352,357
4.60%, 11/15/32	3,985	3,987,695
4.63%, 03/15/52	8,520	7,066,415
4.90%, 11/15/35	4,510	4,489,830
5.00%, 03/01/28	1,220	1,244,794
5.13%, 06/15/39	4,485	4,368,115
5.20%, 06/01/28	3,825	3,919,330
5.25%, 03/01/30	3,285	3,406,802
5.25%, 06/15/49	8,241	7,526,504
5.45%, 04/01/31	4,595	4,810,331
5.45%, 09/15/34	5,420	5,628,631
5.50%, 03/01/32	4,155	4,358,452
5.50%, 06/01/33	5,551	5,813,218
5.50%, 06/15/47	7,572	7,214,447
5.60%, 04/01/34	6,255	6,563,828
5.63%, 09/01/28	7,257	7,483,597
5.70%, 11/15/55	4,960	4,777,032
5.75%, 03/01/35	6,460	6,839,378
5.88%, 02/01/29	5,100	5,311,867
5.90%, 06/01/53	5,580	5,485,854
5.95%, 09/15/54	3,675	3,652,105
6.00%, 04/01/54	6,180	6,186,379
6.10%, 04/01/64	3,165	3,161,373
6.20%, 03/01/55	3,990	4,093,761
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	3,257	2,575,090
Humana, Inc.
2.15%, 02/03/32(c)	3,630	3,169,354
3.13%, 08/15/29	2,851	2,741,738
3.70%, 03/23/29	4,825	4,739,984
Security	Par (000)	Value
Health Care - Services (continued)
3.95%, 03/15/27	$3,539	$3,534,138
3.95%, 08/15/49	2,707	1,976,067
4.63%, 12/01/42	2,910	2,500,504
4.80%, 03/15/47	2,465	2,057,901
4.88%, 04/01/30	2,875	2,915,813
4.95%, 10/01/44	4,124	3,592,484
5.38%, 04/15/31	4,460	4,596,359
5.50%, 03/15/53	2,010	1,807,058
5.55%, 05/01/35	2,890	2,943,067
5.75%, 03/01/28	2,536	2,605,002
5.75%, 12/01/28	1,655	1,713,574
5.75%, 04/15/54(c)	3,154	2,937,307
5.88%, 03/01/33	3,585	3,752,132
5.95%, 03/15/34	3,855	4,040,835
6.00%, 05/01/55(c)	505	486,677
ICON Investments Six DAC
5.81%, 05/08/27	2,870	2,896,480
5.85%, 05/08/29	2,940	3,010,233
6.00%, 05/08/34	2,090	2,144,915
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	2,680	2,218,913
Series 2021, 2.85%, 11/01/51	1,245	810,734
Inova Health System Foundation, 4.07%, 05/15/52	2,599	2,116,857
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	2,304	1,752,058
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	211,669
IQVIA, Inc.
5.70%, 05/15/28	4,795	4,934,781
6.25%, 02/01/29	2,260	2,375,455
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,401	2,799,040
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,402,460
4.15%, 05/01/47	7,712	6,599,307
4.88%, 04/01/42	2,782	2,712,232
Series 2019, 3.27%, 11/01/49	4,468	3,240,727
Series 2021, 2.81%, 06/01/41	5,882	4,487,695
Series 2021, 3.00%, 06/01/51	5,827	3,940,986
Laboratory Corp. of America Holdings
2.70%, 06/01/31	2,900	2,683,754
2.95%, 12/01/29	2,812	2,703,991
3.60%, 09/01/27	4,730	4,711,876
4.35%, 04/01/30	3,530	3,559,255
4.55%, 04/01/32	2,700	2,720,856
4.70%, 02/01/45	4,323	3,930,387
4.80%, 10/01/34(c)	4,340	4,343,522
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55(c)	199	167,324
Series 2017, 3.77%, 07/01/48	1,264	1,007,980
Series 2020, 3.19%, 07/01/49	1,835	1,313,611
Series 2020, 3.34%, 07/01/60	2,326	1,581,083
Mayo Clinic
3.77%, 11/15/43	1,615	1,339,816
Series 2013, 4.00%, 11/15/47	340	282,243
Series 2016, 4.13%, 11/15/52	2,611	2,185,419
Series 2021, 3.20%, 11/15/61	2,261	1,500,507
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,702	2,343,019
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	$1,777	$1,330,250
Memorial Health Services, 3.45%, 11/01/49	2,168	1,601,340
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,437,306
5.00%, 07/01/42	690	681,693
Series 2015, 4.20%, 07/01/55	2,009	1,692,713
Series 2020, 2.96%, 01/01/50	781	533,138
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,486	2,217,989
Montefiore Obligated Group
4.29%, 09/01/50	1,216	891,855
Series 18-C, 5.25%, 11/01/48(c)	1,802	1,538,187
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	650,657
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,518	1,824,114
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	1,916	1,717,072
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	1,079	778,620
2.61%, 08/01/60(c)	1,308	759,351
4.02%, 08/01/45	3,024	2,578,994
4.06%, 08/01/56	553	450,636
Series 2019, 3.95%, 08/01/2119	1,835	1,311,237
Northwell Healthcare, Inc.
3.81%, 11/01/49	2,460	1,895,938
3.98%, 11/01/46	2,505	2,041,406
4.26%, 11/01/47	4,040	3,417,754
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(c)	2,330	1,479,069
Novant Health, Inc.
2.64%, 11/01/36	2,726	2,240,743
3.17%, 11/01/51	3,129	2,143,318
3.32%, 11/01/61	2,021	1,339,923
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	798,809
OhioHealth Corp.
2.30%, 11/15/31	2,594	2,367,315
2.83%, 11/15/41	2,130	1,627,059
Series 2020, 3.04%, 11/15/50	1,876	1,321,372
Orlando Health Obligated Group
3.33%, 10/01/50	1,107	819,572
4.09%, 10/01/48	2,427	2,041,650
5.48%, 10/01/35	2,230	2,372,138
PeaceHealth Obligated Group
4.34%, 11/15/28	895	901,404
4.86%, 11/15/32	1,220	1,245,820
Series 2018, 4.79%, 11/15/48	2,007	1,805,241
Series 2020, 3.22%, 11/15/50	2,457	1,673,809
Piedmont Healthcare, Inc.
2.04%, 01/01/32	2,377	2,117,187
2.86%, 01/01/52	1,846	1,210,037
Series 2042, 2.72%, 01/01/42	2,431	1,783,311
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,300	2,115,842
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	2,460	2,577,528
5.40%, 10/01/33	3,155	3,299,726
Series 19A, 2.53%, 10/01/29	3,347	3,172,292
Security	Par (000)	Value
Health Care - Services (continued)
Series 21A, 2.70%, 10/01/51	$4,160	$2,548,776
Series A, 3.93%, 10/01/48	1,360	1,084,544
Series I, 3.74%, 10/01/47	2,268	1,767,363
Queen's Health Systems (The), 4.81%, 07/01/52	2,181	2,000,711
Quest Diagnostics, Inc.
2.80%, 06/30/31	3,821	3,560,643
2.95%, 06/30/30	6,807	6,491,204
4.20%, 06/30/29	3,183	3,205,662
4.60%, 12/15/27	3,360	3,401,987
4.63%, 12/15/29	3,395	3,465,978
4.70%, 03/30/45	2,251	2,084,024
5.00%, 12/15/34	3,080	3,151,563
6.40%, 11/30/33	1,720	1,921,722
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,590	1,109,393
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,503	1,497,707
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(c)	1,775	1,129,827
Sentara Health, 2.93%, 11/01/51	2,039	1,353,829
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,591	1,644,761
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,750,897
Series A, 3.82%, 06/01/27	2,605	2,602,890
Stanford Health Care
3.03%, 08/15/51	2,380	1,622,774
Series 2018, 3.80%, 11/15/48	2,696	2,159,109
Series 2020, 3.31%, 08/15/30	1,580	1,541,508
Summa Health, 3.51%, 11/15/51	1,810	1,395,241
Sutter Health
5.55%, 08/15/53	248	254,667
Series 2018, 3.70%, 08/15/28	2,054	2,045,479
Series 2018, 4.09%, 08/15/48	2,161	1,810,442
Series 2025, 5.21%, 08/15/32	965	1,012,462
Series 2025, 5.54%, 08/15/35	2,940	3,123,964
Series 20A, 2.29%, 08/15/30	1,489	1,382,491
Series 20A, 3.16%, 08/15/40	857	693,184
Series 20A, 3.36%, 08/15/50	2,014	1,468,943
Texas Health Resources
2.33%, 11/15/50	2,192	1,288,858
4.33%, 11/15/55	1,499	1,255,157
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,982,083
Trinity Health Corp.
4.13%, 12/01/45	2,811	2,419,408
Series 2019, 3.43%, 12/01/48	1,315	1,015,023
Series 2021, 2.63%, 12/01/40	2,366	1,780,677
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	470,286
UnitedHealth Group, Inc.
3.70%, 05/15/27	3,754	3,749,461
2.00%, 05/15/30	6,665	6,154,388
2.30%, 05/15/31	6,540	5,965,596
2.75%, 05/15/40	5,126	3,855,362
2.88%, 08/15/29	4,479	4,327,224
2.90%, 05/15/50	6,248	4,047,523
2.95%, 10/15/27	4,804	4,747,692
3.05%, 05/15/41	4,977	3,823,024
3.13%, 05/15/60	4,599	2,829,872
3.25%, 05/15/51	9,315	6,349,744
53
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.38%, 04/15/27	$3,333	$3,316,756
3.50%, 08/15/39	5,869	4,928,525
3.70%, 08/15/49	5,847	4,381,742
3.75%, 10/15/47	5,521	4,247,885
3.85%, 06/15/28	5,906	5,907,956
3.88%, 12/15/28	4,162	4,163,910
3.88%, 08/15/59	5,852	4,238,423
3.95%, 10/15/42	3,660	3,064,031
4.00%, 05/15/29	4,609	4,623,866
4.20%, 05/15/32	6,490	6,459,608
4.20%, 01/15/47	3,964	3,285,160
4.25%, 01/15/29	6,260	6,325,060
4.25%, 03/15/43	3,166	2,734,849
4.25%, 04/15/47	4,304	3,578,388
4.25%, 06/15/48	6,288	5,189,251
4.38%, 03/15/42	3,209	2,865,470
4.40%, 06/15/28	2,745	2,777,414
4.45%, 12/15/48	5,271	4,462,394
4.50%, 04/15/33	6,665	6,652,878
4.60%, 04/15/27	3,200	3,225,131
4.63%, 07/15/35	5,186	5,155,052
4.63%, 11/15/41	3,731	3,433,767
4.65%, 01/15/31	3,975	4,059,695
4.70%, 04/15/29	2,280	2,332,240
4.75%, 07/15/45	9,025	8,161,143
4.75%, 05/15/52	8,170	7,105,108
4.80%, 01/15/30	5,980	6,151,578
4.90%, 04/15/31	3,876	4,004,801
4.95%, 01/15/32	8,170	8,426,125
4.95%, 05/15/62	4,850	4,236,274
5.00%, 04/15/34	5,908	6,061,096
5.05%, 04/15/53	8,055	7,332,374
5.15%, 07/15/34	9,100	9,398,692
5.20%, 04/15/63	7,145	6,449,680
5.25%, 02/15/28	6,320	6,485,717
5.30%, 02/15/30	5,409	5,655,122
5.30%, 06/15/35(c)	4,480	4,672,098
5.35%, 02/15/33	8,625	9,053,890
5.38%, 04/15/54	7,205	6,832,086
5.50%, 07/15/44	6,885	6,854,672
5.50%, 04/15/64	4,910	4,654,821
5.63%, 07/15/54	11,495	11,320,695
5.70%, 10/15/40	2,244	2,347,689
5.75%, 07/15/64	9,560	9,396,813
5.80%, 03/15/36	3,845	4,125,786
5.88%, 02/15/53	9,190	9,350,206
5.95%, 02/15/41	2,350	2,495,243
5.95%, 06/15/55	2,760	2,857,899
6.05%, 02/15/63	6,020	6,188,342
6.50%, 06/15/37	2,688	3,022,198
6.63%, 11/15/37	3,220	3,661,927
6.88%, 02/15/38	5,191	6,028,195
Universal Health Services, Inc.
2.65%, 10/15/30	3,753	3,447,419
2.65%, 01/15/32	2,655	2,375,783
4.63%, 10/15/29	3,095	3,130,383
5.05%, 10/15/34	2,480	2,457,530
UPMC
5.04%, 05/15/33	2,075	2,139,071
5.38%, 05/15/43	2,000	2,005,217
WakeMed, Series A, 3.29%, 10/01/52(c)	1,455	1,037,732
Security	Par (000)	Value
Health Care - Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(c)	$833	$554,007
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	1,873	1,680,224
Series 2021, 3.07%, 03/01/51	2,377	1,548,324
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(c)	2,806	1,713,033
		1,282,910,330
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	450	448,233
5.70%, 01/23/31(b)	915	907,797
5.88%, 08/30/30	1,890	1,900,774
6.55%, 03/15/32	2,190	2,238,345
6.70%, 07/29/31	4,740	4,897,608
6.90%, 04/13/29	2,450	2,547,011
Ares Capital Corp.
2.88%, 06/15/27	2,264	2,219,015
2.88%, 06/15/28	6,000	5,723,724
3.20%, 11/15/31	3,195	2,811,297
5.10%, 01/15/31	1,850	1,805,334
5.25%, 04/12/31	1,340	1,312,455
5.50%, 09/01/30	3,530	3,492,431
5.80%, 03/08/32	5,235	5,214,164
5.88%, 03/01/29	4,805	4,893,328
5.95%, 07/15/29	3,044	3,110,360
Ares Strategic Income Fund
4.85%, 01/15/29(b)	1,500	1,474,957
5.15%, 01/15/31(b)	2,210	2,142,123
5.45%, 09/09/28(b)	1,555	1,554,556
5.55%, 04/15/31(b)	1,410	1,386,295
5.60%, 02/15/30	3,150	3,113,888
5.70%, 03/15/28	2,110	2,125,300
5.80%, 09/09/30(b)	1,820	1,812,920
6.20%, 03/21/32	3,340	3,354,255
6.35%, 08/15/29	1,620	1,652,253
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(c)	250	248,810
5.95%, 03/01/31(c)	650	633,494
Barings BDC, Inc.
5.20%, 09/15/28	100	98,937
7.00%, 02/15/29(c)	210	215,776
Barings Private Credit Corp., 6.15%, 06/11/30(b)(c)	70	69,457
Blackstone Private Credit Fund
3.25%, 03/15/27	5,730	5,650,574
4.00%, 01/15/29	2,830	2,715,429
4.95%, 09/26/27	2,240	2,236,431
5.05%, 09/10/30	2,015	1,926,691
5.25%, 04/01/30	830	812,640
5.35%, 03/12/31	1,380	1,338,012
5.60%, 11/22/29	3,020	3,000,245
5.95%, 07/16/29	4,325	4,360,614
6.00%, 01/29/32	4,710	4,667,216
6.00%, 11/22/34	3,450	3,340,355
6.25%, 01/25/31	1,870	1,882,990
7.30%, 11/27/28	1,585	1,656,826
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,909	2,835,199
2.85%, 09/30/28	4,110	3,849,875
5.13%, 01/31/31	1,655	1,604,419
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.30%, 06/30/30	$1,900	$1,868,658
5.35%, 04/13/28	990	990,597
5.88%, 11/15/27	2,090	2,120,995
Blue Owl Capital Corp.
2.88%, 06/11/28	3,930	3,678,993
3.13%, 04/13/27	2,205	2,144,513
5.95%, 03/15/29(c)	600	597,588
6.20%, 07/15/30(c)	1,230	1,226,258
Blue Owl Credit Income Corp.
5.80%, 03/15/30	3,065	3,005,482
6.60%, 09/15/29	4,550	4,596,754
6.65%, 03/15/31	3,385	3,402,857
7.75%, 09/16/27	1,345	1,371,711
7.75%, 01/15/29	2,350	2,441,283
7.95%, 06/13/28	1,943	2,016,218
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(c)	1,595	1,588,070
6.75%, 04/04/29(c)	1,770	1,763,341
Capital Southwest Corp., 5.95%, 09/18/30(c)	650	647,544
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	650	628,260
6.75%, 02/18/30(c)	150	151,980
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	1,025	996,417
7.20%, 06/15/29(c)	250	255,695
FS KKR Capital Corp.
3.13%, 10/12/28	3,789	3,450,860
3.25%, 07/15/27	2,000	1,920,543
6.13%, 01/15/30(c)	1,650	1,581,508
6.13%, 01/15/31	1,025	971,261
6.88%, 08/15/29	2,710	2,675,120
7.88%, 01/15/29	300	305,789
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	650	640,800
5.65%, 09/09/30(c)	875	853,876
6.38%, 03/11/27	690	701,700
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(b)	1,120	1,112,647
5.38%, 01/31/29(b)	670	669,494
5.88%, 05/06/28(b)(c)	995	1,006,745
5.88%, 01/31/31(b)	1,075	1,056,572
6.25%, 05/06/30(b)(c)	865	866,827
Golub Capital BDC, Inc.
2.05%, 02/15/27	2,188	2,127,584
6.00%, 07/15/29	2,305	2,312,042
7.05%, 12/05/28	1,250	1,300,496
Golub Capital Private Credit Fund
5.45%, 08/15/28	765	765,241
5.60%, 04/15/31(b)	915	891,679
5.80%, 09/12/29	570	572,416
5.88%, 05/01/30	2,230	2,230,100
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	1,400	1,452,406
6.38%, 07/01/34	4,315	4,459,317
6.75%, 07/15/35	1,200	1,260,285
Main Street Capital Corp.
5.40%, 08/15/28	70	70,321
6.50%, 06/04/27	1,580	1,606,167
6.95%, 03/01/29(c)	930	965,636
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	1,270	1,267,852
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.00%, 05/19/30(c)	$1,115	$1,117,438
6.15%, 05/17/29	1,585	1,618,090
MSD Investment Corp.
6.13%, 02/05/31(b)	650	642,051
6.25%, 05/31/30(b)	830	830,549
New Mountain Finance Corp.
6.20%, 10/15/27	650	654,027
6.88%, 02/01/29(c)	330	333,241
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	1,025	1,014,144
5.75%, 02/01/30(c)	120	118,393
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	102,280
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(c)	930	915,845
7.10%, 02/15/29	1,330	1,346,775
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)(c)	875	869,716
6.50%, 07/23/29(c)	530	542,607
8.40%, 11/14/28	880	945,981
Sixth Street Lending Partners
5.75%, 01/15/30	820	822,622
6.13%, 07/15/30	3,575	3,620,843
6.50%, 03/11/29	570	588,745
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(c)	955	949,072
6.13%, 03/01/29(c)	460	466,526
6.95%, 08/14/28	805	828,391
		198,198,247
Home Builders — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	2,184	2,102,215
4.85%, 10/15/30	80	82,449
5.00%, 10/15/34	2,980	3,051,581
5.50%, 10/15/35	2,240	2,353,853
Lennar Corp.
4.75%, 11/29/27	4,158	4,195,052
5.00%, 06/15/27	2,413	2,429,281
5.20%, 07/30/30	2,520	2,611,074
Meritage Homes Corp.
5.13%, 06/06/27	710	714,849
5.65%, 03/15/35	1,175	1,213,016
NVR, Inc., 3.00%, 05/15/30	2,778	2,654,463
PulteGroup, Inc.
4.25%, 03/01/31	1,455	1,453,477
4.90%, 03/01/36	1,175	1,175,837
6.00%, 02/15/35	1,368	1,480,914
6.38%, 05/15/33(c)	1,796	1,998,497
7.88%, 06/15/32	1,359	1,604,136
Sekisui House U.S., Inc.
2.50%, 01/15/31	2,007	1,808,614
3.85%, 01/15/30(c)	1,976	1,923,276
3.97%, 08/06/61(c)	1,515	1,034,012
6.00%, 01/15/43	3,372	3,215,356
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,555	2,529,006
4.35%, 02/15/28	2,475	2,490,113
4.88%, 03/15/27	3,005	3,023,168
5.60%, 06/15/35(c)	1,600	1,693,554
		46,837,793
55
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	$3,092	$3,054,331
3.50%, 11/15/51	3,130	2,057,131
4.40%, 03/15/29	3,542	3,527,978
		8,639,440
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,490	2,218,236
2.65%, 04/30/30	2,237	2,109,340
4.88%, 12/06/28	3,866	3,944,914
5.75%, 03/15/33	1,880	2,008,669
Church & Dwight Co., Inc.
2.30%, 12/15/31	2,504	2,275,085
3.15%, 08/01/27	3,296	3,267,166
3.95%, 08/01/47	2,105	1,723,052
5.00%, 06/15/52	2,680	2,504,346
5.60%, 11/15/32	2,795	3,008,641
Clorox Co.(The)
1.80%, 05/15/30	3,384	3,081,219
3.10%, 10/01/27	3,608	3,567,172
3.90%, 05/15/28	3,613	3,615,652
4.40%, 05/01/29	3,570	3,612,101
4.60%, 05/01/32	3,559	3,610,977
Kimberly-Clark Corp.
1.05%, 09/15/27	3,881	3,733,640
2.00%, 11/02/31(c)	2,883	2,610,134
2.88%, 02/07/50(c)	1,959	1,342,709
3.10%, 03/26/30	4,058	3,933,731
3.20%, 04/25/29	4,295	4,220,896
3.20%, 07/30/46	2,075	1,521,714
3.90%, 05/04/47	1,432	1,163,750
3.95%, 11/01/28	3,457	3,473,271
4.50%, 02/16/33	1,940	1,982,790
5.30%, 03/01/41	2,720	2,831,829
6.63%, 08/01/37	3,753	4,367,567
		71,728,601
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,552,947
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	3,390	3,432,114
Aflac, Inc.
3.60%, 04/01/30	6,283	6,190,187
4.00%, 10/15/46	2,091	1,696,882
4.75%, 01/15/49	3,568	3,162,819
Alleghany Corp.
3.25%, 08/15/51	3,440	2,385,125
3.63%, 05/15/30	4,634	4,576,357
4.90%, 09/15/44	2,415	2,258,237
Allstate Corp.(The)
1.45%, 12/15/30	3,194	2,820,393
3.85%, 08/10/49(c)	2,848	2,191,340
4.20%, 12/15/46	3,932	3,255,446
4.50%, 06/15/43	3,100	2,737,379
5.05%, 06/24/29	2,305	2,381,048
5.25%, 03/30/33	2,680	2,797,619
5.35%, 06/01/33	2,094	2,200,734
5.55%, 05/09/35	3,156	3,353,819
5.95%, 04/01/36	2,305	2,498,818
Security	Par (000)	Value
Insurance (continued)
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	$2,495	$2,621,619
American Financial Group, Inc., 5.00%, 09/23/35	975	965,279
American Financial Group, Inc./OH
4.50%, 06/15/47	2,395	2,047,449
5.25%, 04/02/30	902	942,736
American International Group, Inc.
3.40%, 06/30/30	3,095	3,014,696
3.88%, 01/15/35	1,770	1,656,739
4.38%, 06/30/50	5,499	4,587,848
4.50%, 07/16/44	2,410	2,133,191
4.75%, 04/01/48	6,258	5,611,495
4.80%, 07/10/45	800	729,429
4.85%, 05/07/30	2,140	2,197,057
5.13%, 03/27/33	3,515	3,627,120
5.45%, 05/07/35	1,870	1,950,299
Series A-9, 5.75%, 04/01/48(a)(c)	10	10,155
American National Group, Inc.
5.00%, 06/15/27	3,116	3,132,618
5.75%, 10/01/29	1,700	1,734,128
6.00%, 07/15/35	2,420	2,403,119
Aon Corp.
2.80%, 05/15/30	5,101	4,837,756
3.75%, 05/02/29	4,122	4,087,839
4.50%, 12/15/28	2,937	2,977,197
6.25%, 09/30/40	3,334	3,671,539
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,465	2,200,398
2.60%, 12/02/31	2,400	2,187,084
2.85%, 05/28/27	2,925	2,884,366
2.90%, 08/23/51	5,220	3,247,960
3.90%, 02/28/52	4,095	3,044,765
5.00%, 09/12/32	2,305	2,372,559
5.35%, 02/28/33	2,980	3,113,143
Aon Global Ltd.
4.60%, 06/14/44	5,592	4,911,807
4.75%, 05/15/45	2,709	2,404,003
Aon North America, Inc.
5.13%, 03/01/27	3,365	3,399,326
5.15%, 03/01/29	4,555	4,696,807
5.30%, 03/01/31	3,510	3,664,673
5.45%, 03/01/34	7,483	7,811,468
5.75%, 03/01/54	5,730	5,671,755
Arch Capital Finance LLC, 5.03%, 12/15/46	2,944	2,783,555
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,732,265
7.35%, 05/01/34	1,545	1,811,072
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	2,805	2,699,067
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,730	2,446,183
3.05%, 03/09/52	4,245	2,690,052
3.50%, 05/20/51	6,307	4,380,165
4.60%, 12/15/27	3,465	3,496,713
4.85%, 12/15/29	1,900	1,946,320
5.00%, 02/15/32	2,480	2,530,788
5.15%, 02/15/35	4,500	4,562,475
5.45%, 07/15/34	2,038	2,113,571
5.50%, 03/02/33	1,790	1,867,418
5.55%, 02/15/55	3,910	3,733,678
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 03/02/53	$2,728	$2,648,124
5.75%, 07/15/54	2,060	2,004,827
6.50%, 02/15/34	2,345	2,585,980
6.75%, 02/15/54	2,625	2,871,028
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	60	63,063
Assurant, Inc.
2.65%, 01/15/32	2,075	1,862,039
3.70%, 02/22/30	2,407	2,355,281
4.90%, 03/27/28	2,495	2,527,300
5.55%, 02/15/36	1,315	1,336,247
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	3,011	2,840,938
3.60%, 09/15/51	2,050	1,456,999
6.13%, 09/15/28	1,660	1,738,676
Athene Holding Ltd.
3.45%, 05/15/52	4,330	2,648,404
3.50%, 01/15/31	3,050	2,873,123
3.95%, 05/25/51	4,585	3,147,645
4.13%, 01/12/28	5,540	5,513,254
5.88%, 01/15/34(c)	3,823	3,894,196
6.15%, 04/03/30(c)	2,427	2,545,939
6.25%, 04/01/54	3,250	3,032,695
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	1,070	1,036,197
6.63%, 05/19/55	2,645	2,587,841
6.65%, 02/01/33(c)	2,235	2,388,618
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	800	770,617
AXA SA, 8.60%, 12/15/30	625	735,114
Axis Specialty Finance LLC
3.90%, 07/15/29	3,089	3,071,810
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	1,821	1,793,575
Axis Specialty Finance PLC, 4.00%, 12/06/27	3,169	3,162,907
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,701	4,242,809
1.85%, 03/12/30(c)	3,488	3,235,776
2.30%, 03/15/27	6,220	6,135,361
2.50%, 01/15/51	5,875	3,544,691
2.85%, 10/15/50	8,944	5,780,774
2.88%, 03/15/32	5,959	5,609,688
3.85%, 03/15/52	8,000	6,209,385
4.20%, 08/15/48	10,357	8,718,859
4.25%, 01/15/49	8,264	6,975,444
4.30%, 05/15/43	4,027	3,643,122
4.40%, 05/15/42	5,463	5,059,949
5.75%, 01/15/40	4,473	4,921,028
Berkshire Hathaway, Inc., 4.50%, 02/11/43(c)	5,380	5,054,436
Brighthouse Financial, Inc.
3.70%, 06/22/27	145	143,120
3.85%, 12/22/51	1,290	751,661
4.70%, 06/22/47	3,577	2,490,168
5.63%, 05/15/30(c)	2,794	2,820,738
Brown & Brown, Inc.
2.38%, 03/15/31	5,033	4,522,434
4.20%, 03/17/32	1,810	1,748,673
4.50%, 03/15/29	3,445	3,463,805
4.70%, 06/23/28	2,215	2,238,714
4.90%, 06/23/30	2,675	2,716,975
4.95%, 03/17/52	3,975	3,393,601
5.25%, 06/23/32	2,155	2,195,271
5.55%, 06/23/35	3,790	3,869,915
5.65%, 06/11/34	2,520	2,589,837
Security	Par (000)	Value
Insurance (continued)
6.25%, 06/23/55	$1,810	$1,839,440
Chubb INA Holdings LLC
1.38%, 09/15/30	4,470	3,983,693
2.85%, 12/15/51	3,040	1,970,856
3.05%, 12/15/61	3,358	2,107,427
4.15%, 03/13/43	3,120	2,736,791
4.35%, 11/03/45	7,285	6,399,170
4.65%, 08/15/29	4,215	4,322,616
4.90%, 08/15/35	4,515	4,584,566
5.00%, 03/15/34	6,120	6,297,098
6.00%, 05/11/37	4,834	5,289,260
6.70%, 05/15/36	715	823,919
Series 1, 6.50%, 05/15/38	2,160	2,479,117
Cincinnati Financial Corp.
6.13%, 11/01/34	2,094	2,264,442
6.92%, 05/15/28	1,959	2,081,310
CNA Financial Corp.
2.05%, 08/15/30	2,630	2,396,577
3.45%, 08/15/27	3,722	3,691,679
3.90%, 05/01/29	5,396	5,356,238
5.13%, 02/15/34	1,395	1,417,798
5.20%, 08/15/35	1,810	1,821,450
5.50%, 06/15/33	1,515	1,585,729
CNO Financial Group, Inc.
5.25%, 05/30/29	3,075	3,126,057
6.45%, 06/15/34	2,580	2,692,894
Corebridge Financial, Inc.
3.65%, 04/05/27	7,701	7,661,065
3.85%, 04/05/29	4,718	4,662,696
3.90%, 04/05/32	5,955	5,656,130
4.35%, 04/05/42	2,830	2,429,158
4.40%, 04/05/52(c)	5,700	4,530,523
5.75%, 01/15/34	3,560	3,679,548
6.05%, 09/15/33	3,280	3,510,261
6.38%, 09/15/54, (5-year CMT + 2.65%)(a)	2,060	2,067,738
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	2,545	2,607,403
Enstar Group Ltd.
3.10%, 09/01/31	2,856	2,570,000
4.95%, 06/01/29(c)	3,501	3,550,905
Equitable Holdings, Inc.
4.35%, 04/20/28	5,136	5,159,133
5.00%, 04/20/48	5,004	4,452,116
5.59%, 01/11/33	2,645	2,752,564
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	435	452,828
Essent Group Ltd., 6.25%, 07/01/29	1,385	1,452,709
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	5,183	3,285,263
3.50%, 10/15/50	5,114	3,560,728
4.87%, 06/01/44	2,256	2,007,927
F&G Annuities & Life, Inc.
6.25%, 10/04/34(c)	1,995	1,904,881
6.50%, 06/04/29	2,730	2,807,850
7.40%, 01/13/28	3,326	3,451,549
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	2,003,463
4.63%, 04/29/30	2,687	2,717,981
4.85%, 04/17/28	3,049	3,096,423
5.63%, 08/16/32	2,430	2,545,403
5.75%, 05/20/35	300	313,397
6.00%, 12/07/33	3,145	3,359,036
6.10%, 03/15/55	2,205	2,205,918
57
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.35%, 03/22/54	$1,300	$1,350,122
Fidelity National Financial, Inc.
2.45%, 03/15/31	3,584	3,211,862
3.20%, 09/17/51	3,475	2,195,659
3.40%, 06/15/30	3,795	3,620,198
4.50%, 08/15/28	3,052	3,073,865
First American Financial Corp.
2.40%, 08/15/31	2,727	2,403,868
4.00%, 05/15/30	2,625	2,551,850
5.45%, 09/30/34	2,090	2,101,972
Globe Life, Inc.
2.15%, 08/15/30	3,542	3,237,337
4.55%, 09/15/28	3,850	3,880,520
4.80%, 06/15/32	2,180	2,195,659
5.85%, 09/15/34	2,090	2,196,011
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	2,185	2,020,175
2.80%, 08/19/29	3,580	3,442,232
2.90%, 09/15/51	3,155	2,052,547
3.60%, 08/19/49	4,206	3,124,859
4.30%, 04/15/43	1,711	1,511,024
4.40%, 03/15/48	2,663	2,277,115
5.50%, 09/01/35	1,105	1,130,208
5.95%, 10/15/36	1,975	2,139,595
6.10%, 10/01/41	2,094	2,282,931
Horace Mann Educators Corp.
4.70%, 10/01/30	1,530	1,537,233
7.25%, 09/15/28	240	256,975
Jackson Financial, Inc.
3.13%, 11/23/31	3,745	3,417,983
4.00%, 11/23/51	3,460	2,351,273
5.17%, 06/08/27	3,340	3,382,025
5.67%, 06/08/32(c)	1,390	1,426,249
Kemper Corp.
2.40%, 09/30/30(c)	3,135	2,759,483
3.80%, 02/23/32	2,080	1,910,499
Lincoln National Corp.
3.05%, 01/15/30	3,276	3,118,787
3.40%, 01/15/31	3,034	2,855,469
3.40%, 03/01/32	584	538,068
3.80%, 03/01/28	2,569	2,546,938
4.35%, 03/01/48	1,609	1,255,365
5.35%, 11/15/35	1,425	1,391,052
5.85%, 03/15/34	1,535	1,588,434
6.30%, 10/09/37	1,660	1,721,569
7.00%, 06/15/40	2,553	2,717,306
Loews Corp.
3.20%, 05/15/30	3,380	3,261,447
4.13%, 05/15/43	4,267	3,679,134
4.94%, 04/01/36	1,650	1,644,531
6.00%, 02/01/35	966	1,054,928
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,406,024
3.70%, 03/16/32	3,930	3,793,800
4.99%, 12/11/35	2,160	2,165,945
5.38%, 03/04/46	3,768	3,755,626
Markel Group, Inc.
3.35%, 09/17/29	2,235	2,173,968
3.45%, 05/07/52	3,160	2,183,184
3.50%, 11/01/27	3,447	3,417,909
4.15%, 09/17/50	2,651	2,085,161
Security	Par (000)	Value
Insurance (continued)
4.30%, 11/01/47	$2,341	$1,927,151
5.00%, 04/05/46	2,715	2,489,000
5.00%, 05/20/49	2,335	2,102,189
6.00%, 05/16/54	2,480	2,525,756
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	4,720	4,332,389
2.38%, 12/15/31	1,205	1,087,997
2.90%, 12/15/51	2,595	1,650,179
4.20%, 03/01/48	4,495	3,696,355
4.35%, 01/30/47	3,182	2,692,682
4.38%, 03/15/29	8,277	8,363,036
4.55%, 11/08/27	6,770	6,832,955
4.65%, 03/15/30	6,155	6,276,640
4.75%, 03/15/39	3,408	3,294,354
4.85%, 11/15/31	5,890	6,061,533
4.90%, 03/15/49	5,471	4,950,436
4.95%, 03/15/36	2,250	2,269,201
5.00%, 03/15/35	9,450	9,616,155
5.15%, 03/15/34	2,041	2,110,127
5.35%, 11/15/44	2,415	2,340,244
5.40%, 09/15/33	3,005	3,167,151
5.40%, 03/15/55	7,045	6,767,493
5.45%, 03/15/53	1,935	1,863,443
5.45%, 03/15/54	1,915	1,837,278
5.70%, 09/15/53	4,525	4,495,497
5.75%, 11/01/32	1,745	1,868,966
5.88%, 08/01/33	1,940	2,111,425
6.25%, 11/01/52	1,985	2,129,830
Mercury General Corp., 4.40%, 03/15/27	2,560	2,558,323
MetLife, Inc.
4.05%, 03/01/45	4,616	3,815,634
4.13%, 08/13/42	3,933	3,346,093
4.55%, 03/23/30	5,992	6,120,488
4.60%, 05/13/46	3,549	3,149,360
4.72%, 12/15/44	2,826	2,535,864
4.88%, 11/13/43	5,020	4,648,433
5.00%, 07/15/52	4,325	3,909,961
5.25%, 01/15/54	4,420	4,162,785
5.30%, 12/15/34(c)	4,690	4,876,535
5.38%, 07/15/33	3,655	3,846,556
5.70%, 06/15/35	7,178	7,659,321
5.88%, 02/06/41	4,387	4,618,924
6.38%, 06/15/34	3,530	3,936,252
6.40%, 12/15/66	5,437	5,696,822
6.50%, 12/15/32	3,055	3,433,540
10.75%, 08/01/69	3,707	4,924,034
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	380	395,790
MGIC Investment Corp., 5.25%, 08/15/28	1,080	1,079,689
Nationwide Financial Services, Inc., 6.75%, 05/15/87	844	851,426
NMI Holdings, Inc., 6.00%, 08/15/29	1,220	1,269,067
Old Republic International Corp.
3.85%, 06/11/51	3,094	2,245,309
5.75%, 03/28/34	2,180	2,285,335
PartnerRe Finance B LLC
3.70%, 07/02/29	4,756	4,683,444
4.50%, 10/01/50, (5-year CMT + 3.82%)(a)	507	490,279
Primerica, Inc., 2.80%, 11/19/31	2,423	2,215,656
Principal Financial Group, Inc.
2.13%, 06/15/30	3,569	3,268,487
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.70%, 05/15/29(c)	$3,070	$3,037,206
4.30%, 11/15/46	1,974	1,670,210
4.35%, 05/15/43	1,933	1,687,298
4.63%, 09/15/42	1,926	1,742,344
5.38%, 03/15/33	2,375	2,486,457
5.50%, 03/15/53	1,645	1,587,301
6.05%, 10/15/36	2,960	3,231,121
Progressive Corp.(The)
2.50%, 03/15/27	3,515	3,470,499
3.00%, 03/15/32	1,839	1,706,334
3.20%, 03/26/30	3,431	3,330,412
3.70%, 01/26/45	1,577	1,249,489
3.70%, 03/15/52	2,590	1,942,238
3.95%, 03/26/50	2,874	2,259,031
4.00%, 03/01/29	3,462	3,479,245
4.13%, 04/15/47	4,503	3,733,180
4.20%, 03/15/48	2,765	2,297,444
4.35%, 04/25/44	2,248	1,963,443
4.95%, 06/15/33	1,960	2,020,166
6.25%, 12/01/32	2,416	2,683,616
6.63%, 03/01/29	2,426	2,615,420
Prudential Financial, Inc.
2.10%, 03/10/30(c)	3,775	3,528,002
3.00%, 03/10/40	2,817	2,197,819
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	1,545	1,443,906
3.70%, 03/13/51	6,919	5,053,483
3.88%, 03/27/28	3,142	3,144,260
3.91%, 12/07/47	4,656	3,641,041
3.94%, 12/07/49	5,386	4,155,287
4.35%, 02/25/50	4,417	3,602,250
4.42%, 03/27/48	2,398	2,020,840
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	3,815	3,763,314
4.60%, 05/15/44	3,646	3,240,931
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	3,180	3,130,864
5.20%, 03/14/35	2,455	2,516,098
5.70%, 12/14/36	3,959	4,189,639
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	4,388	4,432,461
5.75%, 07/15/33	3,127	3,420,111
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	1,356	1,404,669
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	4,680	4,933,272
6.63%, 12/01/37	2,336	2,689,231
6.63%, 06/21/40	2,065	2,337,931
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	1,725	1,848,813
Prudential Funding Asia PLC
3.13%, 04/14/30	3,706	3,577,372
3.63%, 03/24/32	2,400	2,323,469
Reinsurance Group of America, Inc.
3.15%, 06/15/30	4,246	4,051,807
3.90%, 05/15/29	5,323	5,287,456
5.75%, 09/15/34	2,450	2,561,238
6.00%, 09/15/33	1,906	2,037,522
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)	30	31,031
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	2,908	2,881,803
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,475	3,415,717
5.75%, 06/05/33	4,090	4,312,170
5.80%, 04/01/35	1,375	1,439,838
RLI Corp., 5.38%, 06/01/36	1,325	1,322,467
Security	Par (000)	Value
Insurance (continued)
Selective Insurance Group, Inc.
5.38%, 03/01/49	$750	$711,916
5.90%, 04/15/35	1,305	1,381,438
SiriusPoint Ltd., 7.00%, 04/05/29	240	252,870
Stewart Information Services Corp., 3.60%, 11/15/31	2,875	2,599,310
Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,093	2,629,422
Travelers Companies, Inc.(The)
2.55%, 04/27/50	2,746	1,690,787
3.05%, 06/08/51	3,889	2,607,319
3.75%, 05/15/46	2,945	2,341,722
4.00%, 05/30/47	3,744	3,060,865
4.05%, 03/07/48	2,986	2,446,466
4.10%, 03/04/49	2,921	2,413,833
4.30%, 08/25/45	2,371	2,044,888
4.60%, 08/01/43	2,950	2,721,471
5.05%, 07/24/35	1,805	1,852,679
5.35%, 11/01/40	4,477	4,563,861
5.45%, 05/25/53	2,875	2,842,113
5.70%, 07/24/55	1,120	1,150,901
6.25%, 06/15/37	4,218	4,727,915
6.75%, 06/20/36	2,392	2,763,621
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,633	2,982,002
Unum Group
4.00%, 06/15/29	2,821	2,801,203
4.13%, 06/15/51	3,090	2,305,533
4.50%, 12/15/49	1,975	1,550,700
5.25%, 12/15/35	1,190	1,179,644
5.75%, 08/15/42	3,490	3,463,692
6.00%, 06/15/54	1,335	1,302,633
W R Berkley Corp.
3.15%, 09/30/61	1,655	1,017,836
3.55%, 03/30/52	1,433	1,031,307
4.00%, 05/12/50	2,606	2,066,539
4.75%, 08/01/44	3,158	2,889,716
Willis North America, Inc.
2.95%, 09/15/29	3,974	3,801,907
3.88%, 09/15/49	3,420	2,549,595
4.50%, 09/15/28	4,313	4,340,322
4.55%, 03/15/31	3,080	3,082,829
4.65%, 06/15/27	4,948	4,979,587
5.05%, 09/15/48	2,395	2,164,748
5.15%, 03/15/36	1,935	1,939,361
5.35%, 05/15/33	2,125	2,188,955
5.90%, 03/05/54	3,735	3,698,719
XL Group Ltd., 5.25%, 12/15/43	2,300	2,211,475
		1,080,884,511
Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	5,350	4,912,464
2.70%, 02/09/41	4,915	3,738,733
3.15%, 02/09/51	7,650	5,290,198
3.25%, 02/09/61	4,808	3,172,124
3.40%, 12/06/27(c)	12,274	12,195,384
4.00%, 12/06/37	5,245	4,895,668
4.20%, 12/06/47	8,465	7,162,287
4.40%, 12/06/57	4,625	3,905,636
4.50%, 11/28/34	3,302	3,306,289
4.88%, 05/26/30	480	498,451
5.25%, 05/26/35(c)	1,510	1,587,719
59
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.63%, 11/26/54(c)	$2,845	$2,923,512
Alphabet, Inc.
0.80%, 08/15/27	6,475	6,230,127
1.10%, 08/15/30	11,899	10,605,304
1.90%, 08/15/40	7,213	4,979,945
2.05%, 08/15/50	13,013	7,176,552
2.25%, 08/15/60(c)	7,285	3,824,996
3.70%, 02/15/29	9,325	9,332,273
3.88%, 11/15/28	1,815	1,827,880
4.00%, 05/15/30	5,665	5,704,197
4.10%, 11/15/30	7,665	7,732,602
4.10%, 02/15/31	8,805	8,865,467
4.38%, 11/15/32	2,385	2,417,096
4.40%, 02/15/33	7,090	7,150,991
4.50%, 05/15/35	3,515	3,537,008
4.70%, 11/15/35	13,395	13,559,925
4.80%, 02/15/36	18,825	19,131,284
5.25%, 05/15/55	3,550	3,442,903
5.30%, 05/15/65	4,680	4,433,555
5.35%, 11/15/45	7,075	7,102,588
5.45%, 11/15/55	7,720	7,670,037
5.50%, 02/15/46	11,155	11,371,720
5.65%, 02/15/56	5,800	5,931,251
5.70%, 11/15/75	7,525	7,520,333
5.75%, 02/15/66	7,690	7,830,113
Amazon.com, Inc.
1.20%, 06/03/27	3,448	3,347,227
1.50%, 06/03/30	10,245	9,286,673
1.65%, 05/12/28	11,687	11,205,763
2.10%, 05/12/31	12,055	10,977,335
2.50%, 06/03/50	11,131	6,738,649
2.70%, 06/03/60	9,040	5,108,268
2.88%, 05/12/41	10,229	7,848,400
3.10%, 05/12/51	13,900	9,443,410
3.15%, 08/22/27	15,973	15,885,365
3.25%, 05/12/61	8,452	5,436,178
3.30%, 04/13/27	7,255	7,230,507
3.45%, 04/13/29	6,610	6,561,854
3.60%, 04/13/32	10,130	9,862,169
3.88%, 08/22/37	12,807	11,881,801
3.90%, 11/20/28	7,400	7,441,037
3.95%, 04/13/52	10,420	8,226,496
4.05%, 08/22/47	15,571	12,864,555
4.10%, 11/20/30	9,385	9,453,357
4.10%, 04/13/62	5,428	4,176,784
4.25%, 08/22/57	10,241	8,257,632
4.35%, 03/20/33	6,600	6,651,743
4.55%, 12/01/27	4,414	4,482,419
4.65%, 12/01/29	6,810	7,006,967
4.65%, 11/20/35	12,800	12,859,867
4.70%, 12/01/32	8,835	9,135,099
4.80%, 12/05/34	6,350	6,581,078
4.95%, 12/05/44(c)	6,868	6,659,979
5.45%, 11/20/55	13,980	13,752,898
5.55%, 11/20/65	9,055	8,856,588
AppLovin Corp.
5.13%, 12/01/29	4,075	4,161,793
5.38%, 12/01/31	1,795	1,848,754
5.50%, 12/01/34	3,760	3,831,911
5.95%, 12/01/54	2,710	2,596,712
Security	Par (000)	Value
Internet (continued)
Baidu, Inc.
2.38%, 08/23/31(c)	$760	$700,538
3.43%, 04/07/30	1,425	1,396,122
3.63%, 07/06/27	1,964	1,958,561
4.38%, 03/29/28	2,260	2,280,781
4.88%, 11/14/28	1,965	2,011,983
Booking Holdings, Inc., 3.55%, 03/15/28	3,269	3,247,605
eBay, Inc.
2.60%, 05/10/31	4,345	3,999,016
2.70%, 03/11/30	4,600	4,359,204
3.60%, 06/05/27	4,470	4,453,138
3.65%, 05/10/51	5,134	3,815,074
4.00%, 07/15/42	4,656	3,886,649
4.25%, 03/06/29	1,365	1,374,488
5.13%, 11/06/35	2,260	2,281,849
5.95%, 11/22/27	2,715	2,803,060
6.30%, 11/22/32	1,925	2,114,713
Expedia Group, Inc.
2.95%, 03/15/31	3,063	2,847,449
3.25%, 02/15/30	6,394	6,135,118
3.80%, 02/15/28	4,154	4,133,615
4.63%, 08/01/27	2,211	2,225,820
5.40%, 02/15/35(c)	3,805	3,841,075
JD.com, Inc.
3.38%, 01/14/30(c)	2,265	2,222,386
4.13%, 01/14/50(c)	1,900	1,607,751
MercadoLibre, Inc.
3.13%, 01/14/31	160	149,572
4.90%, 01/15/33	1,220	1,215,767
Meta Platforms, Inc.
3.50%, 08/15/27	16,835	16,820,928
3.85%, 08/15/32	15,605	15,294,683
4.20%, 11/15/30	10,720	10,819,883
4.30%, 08/15/29	6,195	6,293,225
4.45%, 08/15/52	11,885	9,750,880
4.55%, 08/15/31	6,325	6,475,506
4.60%, 05/15/28	6,485	6,613,537
4.60%, 11/15/32	5,740	5,835,865
4.65%, 08/15/62	7,200	5,840,773
4.75%, 08/15/34	13,330	13,542,595
4.80%, 05/15/30	6,050	6,249,520
4.88%, 11/15/35	9,000	9,083,172
4.95%, 05/15/33	9,615	9,942,602
5.40%, 08/15/54	11,820	11,154,573
5.50%, 11/15/45	23,540	23,243,819
5.55%, 08/15/64	13,050	12,288,379
5.60%, 05/15/53	11,345	11,034,775
5.63%, 11/15/55	14,620	14,310,424
5.75%, 05/15/63	8,275	8,043,042
5.75%, 11/15/65	21,260	20,696,445
Netflix, Inc.
4.88%, 04/15/28	4,815	4,921,982
4.90%, 08/15/34(c)	2,860	2,948,382
5.40%, 08/15/54	3,430	3,403,586
5.88%, 11/15/28	3,700	3,890,042
6.38%, 05/15/29	5,000	5,370,871
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,891	3,575,573
Uber Technologies, Inc.
4.15%, 01/15/31	4,260	4,243,635
4.30%, 01/15/30	2,350	2,364,259
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.80%, 09/15/34	$6,640	$6,657,814
4.80%, 09/15/35	4,770	4,737,737
5.35%, 09/15/54	5,660	5,397,375
VeriSign, Inc.
2.70%, 06/15/31	4,485	4,085,610
4.75%, 07/15/27	4,065	4,065,729
5.25%, 06/01/32	625	638,916
Weibo Corp., 3.38%, 07/08/30(c)	4,924	4,729,285
		830,052,636
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,747	2,760,816
6.00%, 06/17/34(c)	2,340	2,533,817
6.35%, 06/17/54(c)	2,670	2,862,345
6.55%, 11/29/27	6,050	6,286,756
6.75%, 03/01/41	2,340	2,608,331
6.80%, 11/29/32(c)	4,295	4,870,426
7.00%, 10/15/39	3,045	3,517,198
Gerdau Trade, Inc., 5.75%, 06/09/35	200	207,842
Nucor Corp.
2.70%, 06/01/30	3,294	3,124,372
2.98%, 12/15/55	1,622	1,034,038
3.13%, 04/01/32	2,065	1,939,991
3.85%, 04/01/52	3,170	2,455,530
3.95%, 05/01/28	2,723	2,729,700
4.30%, 05/23/27	4,725	4,754,384
4.40%, 05/01/48	2,054	1,774,218
4.65%, 06/01/30	2,635	2,696,505
5.10%, 06/01/35	2,220	2,293,286
5.20%, 08/01/43	1,550	1,529,111
6.40%, 12/01/37	1,711	1,931,322
Reliance, Inc., 2.15%, 08/15/30	1,025	938,683
Steel Dynamics, Inc.
1.65%, 10/15/27	1,720	1,659,095
3.25%, 01/15/31	3,231	3,091,697
3.25%, 10/15/50	2,619	1,787,148
3.45%, 04/15/30	2,484	2,415,926
4.00%, 12/15/28	2,780	2,781,792
5.25%, 05/15/35	3,500	3,589,990
5.38%, 08/15/34	2,505	2,602,760
5.75%, 05/15/55	1,465	1,459,010
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,617,453
6.13%, 06/12/33	6,535	7,036,028
6.40%, 06/28/54	4,910	5,146,679
6.88%, 11/21/36	2,836	3,249,137
6.88%, 11/10/39	1,431	1,632,909
Vale SA, 5.63%, 09/11/42	1,176	1,198,106
		95,116,401
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,354	2,092,198
4.40%, 09/15/32	2,720	2,643,505
Brunswick Corp/DE, 5.85%, 03/18/29(c)	2,110	2,193,416
Harley-Davidson, Inc., 4.63%, 07/28/45	1,924	1,539,678
Polaris, Inc.
5.60%, 03/01/31	1,855	1,887,515
6.95%, 03/15/29	1,390	1,473,994
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	515	511,796
Security	Par (000)	Value
Leisure Time (continued)
4.75%, 05/15/33	$3,345	$3,369,392
5.25%, 02/27/38	6,105	6,114,354
5.38%, 01/15/36	6,120	6,247,957
7.50%, 10/15/27	120	126,379
		28,200,184
Lodging — 0.1%
Choice Hotels International, Inc.
3.70%, 12/01/29	2,206	2,156,892
3.70%, 01/15/31	2,320	2,235,147
5.85%, 08/01/34	2,515	2,607,485
Hyatt Hotels Corp.
4.38%, 09/15/28	3,325	3,343,136
5.05%, 03/30/28	2,050	2,090,959
5.25%, 06/30/29	1,860	1,921,395
5.38%, 12/15/31	2,460	2,547,700
5.40%, 12/15/35	1,785	1,821,484
5.50%, 06/30/34	1,410	1,469,791
5.75%, 04/23/30	2,302	2,418,508
5.75%, 03/30/32	1,460	1,540,341
Las Vegas Sands Corp.
3.90%, 08/08/29	5,170	5,061,151
5.63%, 06/15/28	3,700	3,789,668
5.90%, 06/01/27	3,380	3,438,027
6.00%, 08/15/29	2,755	2,882,262
6.00%, 06/14/30	2,945	3,092,110
6.20%, 08/15/34	2,615	2,761,449
Marriott International, Inc., 5.50%, 04/15/37	7,205	7,441,689
Marriott International, Inc./MD
4.20%, 07/15/27	1,160	1,165,166
4.50%, 10/15/31	4,460	4,506,549
4.50%, 05/01/33	1,650	1,645,430
4.80%, 03/15/30	3,000	3,078,268
4.88%, 05/15/29	1,575	1,615,316
4.90%, 04/15/29	4,355	4,461,496
5.00%, 10/15/27	4,120	4,186,636
5.10%, 04/15/32	2,540	2,639,371
5.10%, 05/01/38	2,500	2,477,240
5.25%, 10/15/35	2,610	2,674,259
5.30%, 05/15/34	3,295	3,420,814
5.35%, 03/15/35	3,110	3,224,494
5.55%, 10/15/28	2,975	3,088,387
Series AA, 4.65%, 12/01/28	2,929	2,975,226
Series FF, 4.63%, 06/15/30	5,162	5,257,142
Series GG, 3.50%, 10/15/32	4,119	3,885,533
Series HH, 2.85%, 04/15/31	2,981	2,790,129
Series II, 2.75%, 10/15/33	4,495	3,980,745
Series X, 4.00%, 04/15/28	2,084	2,088,183
Sands China Ltd.
2.30%, 03/08/27	2,640	2,591,415
2.85%, 03/08/29	3,050	2,916,685
3.25%, 08/08/31	2,860	2,661,177
4.38%, 06/18/30	3,305	3,268,759
5.40%, 08/08/28	4,820	4,920,864
		128,138,478
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	3,065	3,101,336
5.80%, 03/21/34	2,925	3,092,160
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,086	2,971,728
61
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.60%, 08/12/27	$4,545	$4,543,612
3.70%, 01/10/28	1,700	1,703,710
3.75%, 02/23/29	2,615	2,616,806
3.95%, 11/14/28	3,435	3,452,585
4.15%, 01/08/31	1,670	1,683,599
4.38%, 08/16/29	2,125	2,165,020
4.40%, 10/15/27	2,345	2,371,786
4.40%, 03/03/28	1,610	1,632,346
4.60%, 11/15/27	3,320	3,370,509
4.70%, 11/15/29	3,995	4,116,053
4.80%, 01/08/30	1,690	1,754,679
4.85%, 02/27/29	2,785	2,875,291
5.00%, 05/14/27	3,790	3,849,348
Series K, 4.10%, 08/15/28	2,720	2,743,907
Caterpillar, Inc.
1.90%, 03/12/31	2,035	1,849,183
2.60%, 09/19/29	3,496	3,361,011
2.60%, 04/09/30	5,600	5,339,990
3.25%, 09/19/49	5,169	3,759,102
3.25%, 04/09/50	4,647	3,378,943
3.80%, 08/15/42	7,513	6,420,242
4.30%, 05/15/44	2,517	2,249,240
4.75%, 05/15/64	1,528	1,366,058
5.20%, 05/15/35	6,780	7,102,761
5.20%, 05/27/41	3,646	3,736,451
5.30%, 09/15/35	1,645	1,756,665
5.50%, 05/15/55(c)	2,000	2,070,697
6.05%, 08/15/36	2,648	2,989,783
CNH Industrial Capital LLC
4.38%, 03/07/31	1,470	1,468,184
4.50%, 10/08/27	1,640	1,651,172
4.50%, 10/16/30	2,285	2,302,193
4.55%, 04/10/28	3,305	3,336,956
4.75%, 03/21/28	2,085	2,112,966
5.10%, 04/20/29	3,185	3,275,333
5.50%, 01/12/29	2,280	2,365,502
CNH Industrial NV, 3.85%, 11/15/27	3,550	3,542,019
Deere & Co.
2.88%, 09/07/49	4,040	2,783,566
3.10%, 04/15/30	4,126	4,005,233
3.75%, 04/15/50	5,191	4,146,054
3.90%, 06/09/42	5,489	4,816,055
5.38%, 10/16/29	3,200	3,372,786
5.45%, 01/16/35	5,050	5,391,291
5.70%, 01/19/55	725	767,763
7.13%, 03/03/31	2,525	2,893,181
Deere Funding Canada Corp., 4.15%, 10/09/30	1,525	1,534,410
Dover Corp.
2.95%, 11/04/29	3,095	2,982,518
5.38%, 10/15/35	1,052	1,124,882
5.38%, 03/01/41	2,570	2,672,481
Eaton Capital ULC, 4.45%, 05/09/30	3,480	3,538,592
Flowserve Corp.
2.80%, 01/15/32	2,420	2,201,165
3.50%, 10/01/30	2,998	2,894,100
GE Vernova, Inc.
4.25%, 02/04/31	2,080	2,094,816
4.88%, 02/04/36	3,075	3,113,533
5.50%, 02/04/56	1,080	1,071,307
Security	Par (000)	Value
Machinery (continued)
IDEX Corp.
2.63%, 06/15/31	$2,540	$2,330,714
3.00%, 05/01/30	3,059	2,929,633
4.95%, 09/01/29	1,450	1,489,128
Ingersoll Rand, Inc.
5.18%, 06/15/29	2,270	2,352,473
5.20%, 06/15/27	3,330	3,377,335
5.31%, 06/15/31	1,370	1,438,727
5.40%, 08/14/28	1,105	1,141,936
5.45%, 06/15/34	3,195	3,349,984
5.70%, 08/14/33	4,220	4,508,669
5.70%, 06/15/54	2,380	2,418,984
John Deere Capital Corp.
1.45%, 01/15/31	3,550	3,166,882
1.50%, 03/06/28	2,477	2,377,146
1.75%, 03/09/27	3,096	3,036,424
2.00%, 06/17/31	2,654	2,400,261
2.35%, 03/08/27	1,388	1,369,585
2.45%, 01/09/30(c)	3,416	3,258,149
2.80%, 09/08/27	3,252	3,211,137
2.80%, 07/18/29	3,361	3,254,949
3.05%, 01/06/28	2,725	2,696,689
3.35%, 04/18/29	3,420	3,375,695
3.45%, 03/07/29	3,649	3,617,956
3.90%, 06/07/32	2,520	2,497,357
4.15%, 09/15/27	4,285	4,317,258
4.20%, 07/15/27	3,910	3,938,973
4.35%, 09/15/32	3,080	3,117,710
4.38%, 10/15/30	2,150	2,187,175
4.40%, 09/08/31	4,215	4,296,440
4.50%, 01/16/29	3,840	3,925,213
4.65%, 01/07/28	3,070	3,126,553
4.70%, 06/10/30	4,210	4,341,447
4.75%, 01/20/28(c)	2,335	2,383,191
4.85%, 03/05/27	2,135	2,159,378
4.85%, 06/11/29	3,505	3,618,071
4.85%, 10/11/29	2,750	2,855,891
4.90%, 06/11/27	3,445	3,499,026
4.90%, 03/03/28	1,860	1,905,671
4.90%, 03/07/31	4,215	4,390,465
4.95%, 07/14/28	4,245	4,362,564
5.10%, 04/11/34	4,640	4,850,240
5.15%, 09/08/33	3,845	4,063,244
Series 1, 5.05%, 06/12/34	3,785	3,944,728
Series I, 4.25%, 06/05/28	3,370	3,414,426
Series I, 4.55%, 06/05/30	3,255	3,335,092
Nordson Corp.
4.50%, 12/15/29	2,180	2,209,867
5.60%, 09/15/28	2,410	2,493,631
5.80%, 09/15/33	1,745	1,865,547
nVent Finance SARL
2.75%, 11/15/31	1,878	1,703,990
4.55%, 04/15/28	3,454	3,481,570
5.65%, 05/15/33	1,885	1,989,068
Oshkosh Corp.
3.10%, 03/01/30	2,121	2,038,488
4.60%, 05/15/28	2,358	2,381,224
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,221,801
2.57%, 02/15/30	7,796	7,366,986
3.11%, 02/15/40	4,358	3,485,357
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.36%, 02/15/50(c)	$4,456	$3,198,376
5.13%, 11/19/31	610	637,938
5.13%, 09/04/35	2,070	2,129,773
5.25%, 08/16/28	3,615	3,728,388
Regal Rexnord Corp.
6.05%, 04/15/28	6,615	6,859,316
6.30%, 02/15/30	6,455	6,895,333
6.40%, 04/15/33	5,810	6,326,333
Rockwell Automation, Inc.
1.75%, 08/15/31	2,545	2,254,139
2.80%, 08/15/61	2,568	1,501,352
3.50%, 03/01/29	3,308	3,271,043
4.20%, 03/01/49	2,253	1,910,643
Vertiv Holdings Co.
4.85%, 03/15/36	995	991,122
5.65%, 03/15/46	1,235	1,226,198
5.80%, 03/15/56	540	540,604
5.95%, 03/15/66	1,165	1,160,173
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	7,255	7,367,998
4.90%, 05/29/30	2,480	2,553,269
5.50%, 05/29/35	3,380	3,557,190
5.61%, 03/11/34	1,295	1,373,595
Xylem, Inc.
1.95%, 01/30/28	4,922	4,751,060
2.25%, 01/30/31(c)	3,138	2,869,178
4.38%, 11/01/46	2,175	1,901,869
		396,757,647
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	5,025	4,770,501
2.88%, 10/15/27	4,623	4,560,250
3.05%, 04/15/30	3,570	3,437,142
3.13%, 09/19/46	2,067	1,462,799
3.25%, 08/26/49	5,153	3,598,048
3.38%, 03/01/29	4,128	4,065,739
3.63%, 09/14/28	3,395	3,378,484
3.63%, 10/15/47	2,716	2,068,710
3.70%, 04/15/50	3,417	2,569,614
3.88%, 06/15/44	2,055	1,694,490
4.00%, 09/14/48	4,755	3,819,615
4.80%, 03/15/30	2,240	2,302,732
5.15%, 03/15/35	2,370	2,447,777
5.70%, 03/15/37	2,802	2,992,941
Eaton Corp.
3.10%, 09/15/27	3,582	3,550,929
3.92%, 09/15/47	1,554	1,292,176
4.00%, 11/02/32	4,404	4,371,443
4.15%, 03/15/33	4,375	4,359,586
4.15%, 11/02/42	5,179	4,585,600
4.35%, 05/18/28	2,190	2,216,933
4.70%, 08/23/52	2,945	2,685,246
Illinois Tool Works, Inc.
3.90%, 09/01/42	4,447	3,860,505
4.88%, 09/15/41	4,115	4,036,687
Parker-Hannifin Corp.
3.25%, 03/01/27	5,281	5,254,078
3.25%, 06/14/29	4,398	4,310,709
4.00%, 06/14/49	2,961	2,432,932
4.10%, 03/01/47	3,336	2,823,116
4.20%, 11/21/34	2,320	2,289,754
Security	Par (000)	Value
Manufacturing (continued)
4.25%, 09/15/27	$5,890	$5,926,799
4.45%, 11/21/44	2,792	2,504,051
4.50%, 09/15/29	4,738	4,823,463
6.25%, 05/15/38	1,546	1,751,140
Pentair Finance SARL
4.50%, 07/01/29	2,853	2,879,956
5.90%, 07/15/32	1,440	1,543,389
Teledyne Technologies, Inc.
2.25%, 04/01/28	1,255	1,214,054
2.75%, 04/01/31	3,255	3,042,077
Textron, Inc.
2.45%, 03/15/31	2,933	2,688,151
3.00%, 06/01/30	3,090	2,957,516
3.38%, 03/01/28	2,093	2,071,107
3.65%, 03/15/27	3,120	3,109,591
3.90%, 09/17/29	2,424	2,410,199
4.95%, 03/15/36	1,160	1,166,482
5.50%, 05/15/35	2,320	2,438,327
6.10%, 11/15/33	1,780	1,946,655
		133,711,493
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,321	5,966,345
2.30%, 02/01/32(c)	5,220	4,555,001
2.80%, 04/01/31	11,279	10,253,944
3.50%, 06/01/41	6,712	4,837,613
3.50%, 03/01/42	6,130	4,331,334
3.70%, 04/01/51	9,264	5,996,642
3.75%, 02/15/28	5,819	5,766,391
3.85%, 04/01/61	9,710	5,866,409
3.90%, 06/01/52	10,920	7,173,463
3.95%, 06/30/62	6,766	4,135,234
4.20%, 03/15/28	6,948	6,939,749
4.40%, 04/01/33	4,920	4,682,856
4.40%, 12/01/61	7,348	4,923,673
4.80%, 03/01/50	12,611	9,615,277
5.05%, 03/30/29	4,418	4,485,124
5.13%, 07/01/49	5,610	4,457,932
5.25%, 04/01/53(c)	6,815	5,505,218
5.38%, 04/01/38	4,238	3,935,185
5.38%, 05/01/47	11,203	9,350,749
5.50%, 04/01/63	5,295	4,214,715
5.75%, 04/01/48	11,056	9,599,193
5.85%, 12/01/35	4,985	5,015,901
6.10%, 06/01/29	5,980	6,265,867
6.38%, 10/23/35	9,285	9,694,417
6.48%, 10/23/45	16,090	15,304,197
6.55%, 06/01/34	6,825	7,255,225
6.65%, 02/01/34	4,710	5,004,881
6.70%, 12/01/55(c)	3,650	3,557,590
6.83%, 10/23/55	2,468	2,426,006
Comcast Corp.
1.50%, 02/15/31(c)	7,710	6,804,416
1.95%, 01/15/31	9,876	8,926,590
2.45%, 08/15/52	6,795	3,693,755
2.65%, 02/01/30	8,608	8,187,791
2.65%, 08/15/62	6,634	3,440,587
2.80%, 01/15/51	9,244	5,499,026
2.89%, 11/01/51	21,295	12,856,691
63
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.94%, 11/01/56(c)	$25,070	$14,607,447
2.99%, 11/01/63	16,563	9,207,037
3.15%, 02/15/28	500	494,277
3.20%, 07/15/36	4,950	4,296,478
3.25%, 11/01/39	5,172	4,124,288
3.40%, 04/01/30	8,150	7,968,055
3.40%, 07/15/46	5,892	4,204,833
3.45%, 02/01/50	8,440	5,788,034
3.55%, 05/01/28	170	169,136
3.75%, 04/01/40	7,500	6,321,767
3.90%, 03/01/38	5,804	5,156,342
3.97%, 11/01/47	8,712	6,685,072
4.00%, 08/15/47	3,657	2,833,196
4.00%, 03/01/48	4,661	3,592,574
4.00%, 11/01/49	8,598	6,505,640
4.05%, 11/01/52	4,759	3,574,509
4.15%, 10/15/28	810	816,019
4.20%, 08/15/34	5,120	4,963,301
4.25%, 10/15/30	6,584	6,639,294
4.25%, 01/15/33	8,141	8,058,013
4.40%, 08/15/35	4,159	4,033,581
4.60%, 10/15/38	4,965	4,685,780
4.60%, 08/15/45	3,336	2,903,918
4.65%, 02/15/33	5,815	5,906,123
4.65%, 07/15/42	3,560	3,195,111
4.70%, 10/15/48	8,683	7,412,868
4.75%, 03/01/44	2,334	2,085,936
4.80%, 05/15/33	5,025	5,126,116
4.95%, 05/15/32	3,405	3,520,237
4.95%, 10/15/58	5,919	5,059,107
5.10%, 06/01/29	680	705,309
5.17%, 01/15/37(b)	43,050	43,353,836
5.30%, 06/01/34	5,600	5,846,905
5.30%, 05/15/35(c)	4,325	4,523,785
5.35%, 05/15/53(c)	7,200	6,630,526
5.50%, 11/15/32	5,465	5,832,064
5.50%, 05/15/64	6,840	6,300,733
5.65%, 06/15/35	4,186	4,458,358
5.65%, 06/01/54	5,270	5,083,047
6.05%, 05/15/55(c)	4,420	4,523,312
6.45%, 03/15/37	2,800	3,130,587
6.50%, 11/15/35	4,037	4,551,717
6.55%, 07/01/39	1,105	1,232,538
6.95%, 08/15/37	2,345	2,716,569
7.05%, 03/15/33	4,332	5,000,060
FactSet Research Systems, Inc.
2.90%, 03/01/27	2,750	2,712,164
3.45%, 03/01/32	2,535	2,322,407
Fox Corp.
3.50%, 04/08/30	4,983	4,855,861
4.71%, 01/25/29	10,767	10,929,689
5.48%, 01/25/39	6,716	6,676,177
5.58%, 01/25/49	6,778	6,420,708
6.50%, 10/13/33	6,670	7,312,691
NBCUniversal Media LLC
4.45%, 01/15/43	4,453	3,859,011
5.95%, 04/01/41	3,146	3,274,213
6.40%, 04/30/40	2,162	2,378,324
Paramount Global
3.38%, 02/15/28	2,494	2,406,493
3.70%, 06/01/28	2,365	2,294,546
Security	Par (000)	Value
Media (continued)
4.20%, 06/01/29	$2,010	$1,933,914
4.20%, 05/19/32	4,275	3,764,626
4.38%, 03/15/43	3,966	2,487,549
4.60%, 01/15/45	2,607	1,642,933
4.85%, 07/01/42	2,237	1,517,337
4.90%, 08/15/44	2,396	1,539,130
4.95%, 01/15/31	5,125	4,793,490
4.95%, 05/19/50(c)	3,898	2,462,205
5.25%, 04/01/44	1,495	1,015,431
5.50%, 05/15/33	1,772	1,596,680
5.85%, 09/01/43	3,424	2,535,830
5.90%, 10/15/40	1,962	1,604,902
6.88%, 04/30/36	3,636	3,302,864
7.88%, 07/30/30	3,421	3,603,013
TCI Communications, Inc., 7.13%, 02/15/28	4,557	4,836,443
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,403	6,328,296
Time Warner Cable LLC
4.50%, 09/15/42	5,626	4,442,301
5.50%, 09/01/41	5,739	5,140,791
5.88%, 11/15/40	5,548	5,209,013
6.55%, 05/01/37	6,517	6,715,074
6.75%, 06/15/39	6,641	6,809,546
7.30%, 07/01/38	6,641	7,191,812
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	4,944	4,903,197
3.00%, 07/30/46	2,804	1,988,195
3.70%, 12/01/42	2,126	1,750,937
4.13%, 06/01/44	4,577	3,904,762
4.38%, 08/16/41	2,265	2,068,612
Series B, 7.00%, 03/01/32	4,727	5,418,677
Series E, 4.13%, 12/01/41	2,798	2,482,125
Walt Disney Co.(The)
2.00%, 09/01/29	10,397	9,803,560
2.20%, 01/13/28(c)	5,887	5,745,762
2.65%, 01/13/31	10,973	10,390,531
2.75%, 09/01/49	8,050	5,177,714
3.50%, 05/13/40	8,122	6,891,096
3.60%, 01/13/51	9,510	7,146,127
3.70%, 03/23/27	3,917	3,918,196
3.75%, 03/14/29	7,155	7,158,976
3.80%, 03/22/30	6,959	6,950,430
3.80%, 05/13/60	6,127	4,524,464
4.00%, 03/14/31	6,955	6,968,940
4.63%, 03/14/36	4,725	4,709,557
4.63%, 03/23/40	3,241	3,132,994
4.70%, 03/23/50	7,805	7,030,524
4.75%, 09/15/44	3,534	3,277,901
4.75%, 11/15/46	2,608	2,392,091
4.95%, 10/15/45	2,271	2,153,850
5.40%, 10/01/43	3,132	3,192,601
6.15%, 03/01/37	2,255	2,526,354
6.15%, 02/15/41	3,177	3,495,176
6.20%, 12/15/34	5,820	6,580,979
6.40%, 12/15/35	5,100	5,796,909
6.55%, 03/15/33	3,044	3,464,886
6.65%, 11/15/37	6,182	7,132,390
7.75%, 12/01/45	1,625	2,085,089
		774,427,488
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	$3,045	$2,616,543
4.38%, 06/15/45	2,163	1,933,788
Timken Co.(The)
4.13%, 04/01/32	1,930	1,880,103
4.50%, 12/15/28	2,870	2,894,977
Valmont Industries, Inc.
5.00%, 10/01/44	2,654	2,468,867
5.25%, 10/01/54	1,574	1,515,723
		13,310,001
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,710	4,583,737
3.75%, 10/01/30	3,453	3,337,670
Barrick Mining Corp.
5.25%, 04/01/42	1,295	1,300,426
6.45%, 10/15/35	1,593	1,780,364
Barrick North America Finance LLC
5.70%, 05/30/41	4,393	4,564,384
5.75%, 05/01/43	4,432	4,595,177
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	4,063	4,351,257
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,461	3,930,391
4.75%, 02/28/28	4,710	4,797,188
4.90%, 02/28/33	2,935	3,019,425
5.00%, 02/21/30	4,500	4,664,470
5.00%, 02/15/36(c)	925	951,046
5.00%, 09/30/43	11,448	11,089,997
5.10%, 09/08/28	5,363	5,524,327
5.13%, 02/21/32	3,525	3,686,077
5.25%, 09/08/30	4,410	4,627,017
5.25%, 09/08/33	6,410	6,721,010
5.30%, 02/21/35	5,565	5,836,046
5.50%, 09/08/53(c)	3,010	3,033,573
5.75%, 09/05/55	2,310	2,410,482
Freeport-McMoRan, Inc.
4.13%, 03/01/28	3,287	3,284,499
4.25%, 03/01/30	2,831	2,835,248
4.38%, 08/01/28	3,071	3,074,958
4.63%, 08/01/30	3,726	3,768,887
5.00%, 09/01/27	3,688	3,691,227
5.25%, 09/01/29	3,245	3,293,930
5.40%, 11/14/34	3,596	3,756,121
5.45%, 03/15/43	8,095	8,004,729
Kinross Gold Corp., 6.25%, 07/15/33	1,010	1,110,978
Newmont Corp.
2.60%, 07/15/32	4,055	3,721,603
4.88%, 03/15/42	2,611	2,535,866
5.45%, 06/09/44	3,157	3,201,120
5.88%, 04/01/35	3,010	3,268,064
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,720	1,673,754
4.20%, 05/13/50	860	716,922
5.35%, 03/15/34	4,199	4,438,187
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	2,853	3,074,385
6.13%, 12/15/33	4,528	4,996,008
7.25%, 03/15/31	3,023	3,456,695
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,639	4,197,218
Security	Par (000)	Value
Mining (continued)
5.20%, 11/02/40	$5,104	$5,167,945
7.13%, 07/15/28	4,106	4,409,687
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,194	2,793,007
4.38%, 03/12/27(c)	1,860	1,873,811
4.50%, 03/14/28	3,680	3,731,395
4.75%, 03/22/42	3,840	3,644,459
4.88%, 03/14/30	5,325	5,499,231
5.00%, 03/14/32	3,180	3,305,156
5.00%, 03/09/33	2,635	2,733,805
5.13%, 03/09/53	4,153	3,938,194
5.25%, 03/14/35	5,895	6,160,515
5.75%, 03/14/55	3,530	3,666,175
5.88%, 03/14/65	764	797,490
Southern Copper Corp.
5.25%, 11/08/42	8,142	7,956,220
5.88%, 04/23/45	4,428	4,625,067
6.75%, 04/16/40	5,671	6,489,141
7.50%, 07/27/35	4,613	5,493,064
Yamana Gold, Inc., 2.63%, 08/15/31	1,735	1,586,946
		226,775,771
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	5,024	4,852,293
3.28%, 12/01/28	3,670	3,580,082
3.57%, 12/01/31	5,285	4,938,450
4.25%, 04/01/28	4,867	4,847,776
5.10%, 03/01/30	650	660,692
5.55%, 08/22/34	1,520	1,530,431
		20,409,724
Oil & Gas — 0.8%
Antero Resources Corp., 5.40%, 02/01/36	1,660	1,661,666
APA Corp.
4.25%, 01/15/30	2,530	2,512,942
5.10%, 09/01/40	1,750	1,606,327
5.35%, 07/01/49	2,190	1,901,242
6.00%, 01/15/37	300	309,962
6.10%, 02/15/35	1,835	1,920,431
6.75%, 02/15/55	2,640	2,684,837
BP Capital Markets America, Inc.
1.75%, 08/10/30	5,001	4,546,760
2.72%, 01/12/32	9,425	8,715,735
2.77%, 11/10/50	7,625	4,842,270
2.94%, 06/04/51	10,075	6,589,793
3.00%, 02/24/50	9,620	6,433,340
3.00%, 03/17/52	5,955	3,914,477
3.06%, 06/17/41	6,610	5,158,289
3.38%, 02/08/61	8,423	5,638,789
3.54%, 04/06/27	3,414	3,405,977
3.59%, 04/14/27	4,358	4,352,463
3.63%, 04/06/30	5,657	5,596,307
3.94%, 09/21/28	5,563	5,582,119
4.23%, 11/06/28	7,665	7,743,477
4.70%, 04/10/29	5,915	6,060,358
4.81%, 02/13/33	6,255	6,409,770
4.87%, 11/25/29	3,255	3,360,203
4.89%, 09/11/33	4,975	5,107,672
4.97%, 10/17/29	3,755	3,887,719
4.99%, 04/10/34	7,555	7,801,348
5.02%, 11/17/27	5,610	5,723,786
65
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.23%, 11/17/34	$8,150	$8,528,940
BP Capital Markets PLC
3.28%, 09/19/27	7,870	7,824,474
3.72%, 11/28/28	4,162	4,154,345
Burlington Resources LLC
5.95%, 10/15/36	1,440	1,576,583
7.20%, 08/15/31	1,570	1,800,339
Canadian Natural Resources Ltd.
2.95%, 07/15/30(c)	2,830	2,702,809
3.85%, 06/01/27	6,346	6,337,211
4.95%, 06/01/47	4,698	4,270,911
5.00%, 12/15/29	1,580	1,628,906
5.40%, 12/15/34	1,000	1,035,969
5.85%, 02/01/35	2,055	2,198,521
6.25%, 03/15/38	5,513	5,952,794
6.45%, 06/30/33	2,295	2,531,118
6.50%, 02/15/37	2,474	2,721,498
6.75%, 02/01/39	2,335	2,621,860
7.20%, 01/15/32	1,995	2,255,676
Cenovus Energy, Inc.
2.65%, 01/15/32	2,236	2,029,820
3.75%, 02/15/52	4,330	3,138,670
4.65%, 03/20/31	2,790	2,824,074
5.25%, 06/15/37	2,815	2,807,780
5.40%, 03/20/36	2,220	2,259,263
5.40%, 06/15/47	3,194	3,012,495
6.75%, 11/15/39	1,990	2,225,875
Chevron Corp.
2.00%, 05/11/27	6,310	6,192,635
2.24%, 05/11/30	7,856	7,372,913
3.08%, 05/11/50	5,101	3,570,297
Chevron USA, Inc.
1.02%, 08/12/27	5,654	5,450,791
2.34%, 08/12/50	4,063	2,435,966
3.25%, 10/15/29	3,701	3,643,455
3.85%, 01/15/28	4,626	4,644,951
3.95%, 08/13/27	2,290	2,302,055
4.05%, 08/13/28	2,340	2,363,533
4.30%, 10/15/30(c)	5,385	5,483,673
4.48%, 02/26/28	3,500	3,556,129
4.50%, 10/15/32	4,495	4,601,889
4.69%, 04/15/30	2,900	2,989,032
4.82%, 04/15/32	3,330	3,463,237
4.85%, 10/15/35(c)	3,960	4,067,171
4.98%, 04/15/35	3,300	3,424,675
5.25%, 11/15/43	1,990	2,028,801
6.00%, 03/01/41	1,695	1,882,049
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,209,958
3.30%, 09/30/49	1,315	1,037,740
4.25%, 05/09/43	3,599	3,377,186
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	462,408
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,820,461
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,251,995
6.40%, 05/15/37	3,000	3,573,602
7.88%, 03/15/32	3,000	3,588,320
ConocoPhillips
4.88%, 10/01/47	2,250	2,062,703
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 05/15/38	$1,092	$1,183,014
6.50%, 02/01/39	3,134	3,578,204
ConocoPhillips Co.
3.76%, 03/15/42	7,600	6,348,174
3.80%, 03/15/52	5,495	4,156,896
4.03%, 03/15/62	9,112	6,767,204
4.30%, 11/15/44	3,840	3,330,685
4.70%, 01/15/30	6,875	7,047,246
4.85%, 01/15/32	3,365	3,489,526
5.00%, 01/15/35	5,495	5,649,855
5.05%, 09/15/33	4,660	4,848,423
5.30%, 05/15/53	4,975	4,720,122
5.50%, 01/15/55(c)	4,245	4,164,414
5.55%, 03/15/54	3,855	3,797,270
5.65%, 01/15/65	4,150	4,070,728
5.70%, 09/15/63	3,305	3,288,658
5.90%, 10/15/32	2,416	2,653,487
5.95%, 03/15/46	1,635	1,725,356
6.95%, 04/15/29	1,728	1,884,192
Continental Resources, Inc./OK
4.38%, 01/15/28	5,410	5,417,709
4.90%, 06/01/44	4,250	3,501,423
Coterra Energy, Inc.
3.90%, 05/15/27	5,573	5,565,367
4.38%, 03/15/29	2,965	2,996,383
5.40%, 02/15/35	3,410	3,516,858
5.60%, 03/15/34	2,445	2,561,520
5.90%, 02/15/55	2,680	2,665,504
Devon Energy Corp.
4.50%, 01/15/30	4,710	4,754,166
4.75%, 05/15/42	3,753	3,399,764
5.00%, 06/15/45	3,932	3,575,433
5.20%, 09/15/34(c)	4,975	5,101,393
5.25%, 10/15/27	4,375	4,376,618
5.60%, 07/15/41	5,707	5,718,021
5.75%, 09/15/54(c)	4,920	4,787,418
5.88%, 06/15/28	2,765	2,766,966
7.88%, 09/30/31	2,622	3,066,943
7.95%, 04/15/32	1,895	2,231,925
Diamondback Energy, Inc.
3.13%, 03/24/31	4,477	4,246,322
3.50%, 12/01/29	4,623	4,523,833
4.25%, 03/15/52	4,194	3,360,708
4.40%, 03/24/51(c)	4,085	3,375,834
5.15%, 01/30/30	4,460	4,625,586
5.20%, 04/18/27	6,070	6,146,395
5.40%, 04/18/34	5,900	6,135,659
5.55%, 04/01/35	4,310	4,510,081
5.75%, 04/18/54	5,850	5,706,875
5.90%, 04/18/64	4,440	4,349,884
6.25%, 03/15/33	4,605	5,031,859
6.25%, 03/15/53	3,445	3,583,400
Eni USA, Inc., 7.30%, 11/15/27	1,350	1,424,489
EOG Resources, Inc.
3.90%, 04/01/35	2,663	2,513,681
4.38%, 04/15/30	4,099	4,155,982
4.40%, 07/15/28	3,965	4,016,556
4.40%, 01/15/31	1,085	1,097,839
4.95%, 04/15/50	5,279	4,797,145
5.00%, 07/15/32	4,495	4,663,558
5.35%, 01/15/36	5,095	5,293,141
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.65%, 12/01/54(c)	$2,985	$2,987,651
5.95%, 07/15/55	3,455	3,605,663
EQT Corp.
3.90%, 10/01/27	5,706	5,694,569
4.50%, 01/15/29	280	282,417
4.75%, 01/15/31	860	872,206
5.00%, 01/15/29	2,570	2,619,390
5.70%, 04/01/28	2,690	2,780,968
5.75%, 02/01/34	2,780	2,945,144
7.00%, 02/01/30	3,130	3,425,217
7.50%, 06/01/30	480	532,729
Equinor ASA
2.38%, 05/22/30	3,552	3,336,514
3.00%, 04/06/27	921	915,146
3.13%, 04/06/30	5,646	5,474,933
3.25%, 11/18/49	3,909	2,793,500
3.63%, 09/10/28	4,991	4,990,007
3.63%, 04/06/40	2,099	1,809,972
3.70%, 04/06/50	3,905	3,018,084
3.95%, 05/15/43	3,552	3,022,281
4.25%, 06/02/28	2,225	2,248,277
4.25%, 11/23/41	2,330	2,092,972
4.50%, 09/03/30	825	842,771
4.75%, 11/14/35	1,650	1,659,716
4.80%, 11/08/43	3,025	2,866,770
5.10%, 08/17/40	3,102	3,114,105
5.13%, 06/03/35	2,825	2,933,874
7.25%, 09/23/27	540	568,939
Expand Energy Corp.
4.75%, 02/01/32	2,510	2,506,229
5.38%, 02/01/29	1,130	1,128,350
5.38%, 03/15/30	4,430	4,499,506
5.70%, 01/15/35	2,575	2,696,467
Exxon Mobil Corp.
2.44%, 08/16/29	8,141	7,836,177
2.61%, 10/15/30	8,290	7,862,309
3.00%, 08/16/39	6,980	5,701,187
3.10%, 08/16/49	9,141	6,400,440
3.29%, 03/19/27	4,100	4,087,847
3.45%, 04/15/51	12,333	9,062,014
3.48%, 03/19/30	6,924	6,834,310
3.57%, 03/06/45	4,027	3,229,448
4.11%, 03/01/46	11,971	10,207,713
4.23%, 03/19/40	7,541	7,025,880
4.33%, 03/19/50	11,190	9,591,635
Helmerich & Payne, Inc.
2.90%, 09/29/31	3,115	2,854,027
4.65%, 12/01/27	1,240	1,251,041
4.85%, 12/01/29(c)	1,280	1,303,223
5.50%, 12/01/34	1,450	1,460,643
Hess Corp.
4.30%, 04/01/27	6,782	6,807,447
5.60%, 02/15/41	6,208	6,525,213
5.80%, 04/01/47	2,919	3,056,656
6.00%, 01/15/40	4,278	4,677,543
7.13%, 03/15/33	2,732	3,191,964
7.30%, 08/15/31	3,214	3,711,690
7.88%, 10/01/29	2,907	3,295,667
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,938,677
5.00%, 02/01/28	2,795	2,794,419
Security	Par (000)	Value
Oil & Gas (continued)
5.50%, 09/01/32	$1,305	$1,335,281
5.75%, 01/15/31	2,065	2,142,709
6.25%, 01/15/35	1,535	1,616,657
Marathon Petroleum Corp.
3.80%, 04/01/28	3,573	3,562,769
4.50%, 04/01/48	3,142	2,592,988
4.75%, 09/15/44	4,501	3,974,057
5.00%, 09/15/54(c)	2,658	2,295,497
5.15%, 03/01/30	3,395	3,518,366
5.70%, 03/01/35	2,905	3,059,338
6.50%, 03/01/41	5,176	5,657,244
Occidental Petroleum Corp.
4.20%, 03/15/48	2,065	1,601,635
4.40%, 04/15/46	2,390	1,956,278
5.38%, 01/01/32	5,260	5,475,741
5.55%, 10/01/34(c)	6,785	7,076,932
6.05%, 10/01/54	4,947	4,927,878
6.13%, 01/01/31	6,500	6,991,807
6.20%, 03/15/40	3,890	4,062,509
6.45%, 09/15/36	8,135	8,868,165
6.60%, 03/15/46	5,535	5,884,038
6.63%, 09/01/30	7,960	8,618,903
7.50%, 05/01/31	4,365	4,973,530
7.88%, 09/15/31	2,392	2,783,771
7.95%, 06/15/39	1,845	2,227,610
8.88%, 07/15/30	5,645	6,558,048
Ovintiv, Inc.
5.65%, 05/15/28	2,795	2,895,360
6.25%, 07/15/33	2,880	3,106,383
6.50%, 08/15/34	2,809	3,079,052
6.50%, 02/01/38	2,615	2,827,370
6.63%, 08/15/37	2,525	2,764,619
7.10%, 07/15/53(c)	2,780	3,101,863
7.20%, 11/01/31	1,950	2,185,062
7.38%, 11/01/31	2,325	2,624,560
8.13%, 09/15/30	1,430	1,645,751
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	930	922,855
5.15%, 11/15/29	1,770	1,799,541
7.15%, 10/01/33	1,795	1,966,583
Phillips 66
2.15%, 12/15/30	4,575	4,174,580
3.30%, 03/15/52	5,110	3,429,843
3.90%, 03/15/28	4,096	4,091,672
4.65%, 11/15/34	5,030	4,991,190
4.88%, 11/15/44	7,600	6,855,371
5.88%, 05/01/42	6,894	7,090,026
Phillips 66 Co.
3.15%, 12/15/29	3,311	3,209,838
3.75%, 03/01/28	3,281	3,274,414
4.68%, 02/15/45	2,855	2,492,763
4.90%, 10/01/46	3,197	2,850,635
4.95%, 12/01/27	4,635	4,713,381
4.95%, 03/15/35(c)	2,965	3,000,313
5.25%, 06/15/31	5,325	5,563,569
5.30%, 06/30/33	4,205	4,369,329
5.50%, 03/15/55	2,150	2,036,798
5.65%, 06/15/54	2,640	2,545,286
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	2,175	2,187,234
67
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	$3,495	$3,540,797
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,278,342
2.15%, 01/15/31	1,110	1,020,961
Shell Finance U.S., Inc.
2.38%, 11/07/29	7,646	7,270,031
2.75%, 04/06/30	5,103	4,878,707
3.00%, 11/26/51(b)	5,300	3,506,062
3.13%, 11/07/49(b)	6,068	4,190,005
3.25%, 04/06/50	7,878	5,552,378
3.75%, 09/12/46	5,176	4,106,963
3.88%, 11/13/28(b)	6,355	6,385,287
4.00%, 05/10/46	6,939	5,736,297
4.13%, 11/06/30	3,045	3,067,891
4.13%, 05/11/35	6,643	6,471,969
4.38%, 05/11/45	11,308	9,904,623
4.55%, 08/12/43	4,463	4,082,504
4.75%, 01/06/36	3,845	3,889,770
5.13%, 10/15/41(b)	110	109,227
5.50%, 03/25/40(b)	5,873	6,120,244
6.38%, 12/15/38(b)	10,966	12,435,860
Shell International Finance BV
2.38%, 11/07/29	1,010	959,436
2.75%, 04/06/30(c)	1,450	1,386,433
2.88%, 11/26/41	3,230	2,429,466
3.25%, 04/06/50(c)	350	245,678
3.63%, 08/21/42	2,938	2,404,411
3.88%, 11/13/28	50	50,157
4.00%, 05/10/46	1,420	1,182,974
4.13%, 05/11/35(c)	1,340	1,347,237
4.38%, 05/11/45	1,390	1,219,629
6.38%, 12/15/38	279	315,915
Suncor Energy, Inc.
3.75%, 03/04/51	4,073	2,979,466
4.00%, 11/15/47	4,272	3,344,761
5.95%, 12/01/34	2,835	3,044,367
6.50%, 06/15/38	420	462,230
6.80%, 05/15/38	2,746	3,101,890
6.85%, 06/01/39	4,516	5,081,046
7.15%, 02/01/32	2,372	2,685,268
TotalEnergies Capital International SA
2.83%, 01/10/30	6,369	6,154,839
2.99%, 06/29/41	5,768	4,450,673
3.13%, 05/29/50	11,721	8,040,101
3.39%, 06/29/60	4,055	2,695,344
3.46%, 02/19/29	6,484	6,429,902
3.46%, 07/12/49	6,995	5,150,425
TotalEnergies Capital SA
3.88%, 10/11/28	5,542	5,570,493
4.72%, 09/10/34	3,670	3,742,594
5.15%, 04/05/34	6,420	6,725,462
5.28%, 09/10/54	3,730	3,581,308
5.43%, 09/10/64	4,090	3,896,369
5.49%, 04/05/54	6,060	5,996,753
5.64%, 04/05/64	4,325	4,275,718
TotalEnergies Capital USA LLC
4.25%, 01/13/31	460	463,981
4.57%, 01/13/33	100	101,342
Valero Energy Corp.
2.15%, 09/15/27	4,320	4,205,507
Security	Par (000)	Value
Oil & Gas (continued)
2.80%, 12/01/31	$2,915	$2,694,124
3.65%, 12/01/51	4,375	3,116,799
4.00%, 04/01/29	2,265	2,265,610
4.00%, 06/01/52	2,935	2,225,264
4.35%, 06/01/28	3,896	3,926,291
4.90%, 03/15/45	3,201	2,938,015
5.15%, 02/15/30	2,250	2,332,304
6.63%, 06/15/37	7,655	8,594,196
7.50%, 04/15/32	3,188	3,701,467
Viper Energy Partners LLC
4.90%, 08/01/30	1,495	1,526,999
5.70%, 08/01/35	3,340	3,459,711
Woodside Finance Ltd.
4.90%, 05/19/28	545	554,324
5.10%, 09/12/34	4,650	4,667,797
5.40%, 05/19/30	920	954,493
5.70%, 05/19/32	730	772,247
5.70%, 09/12/54	4,630	4,463,777
6.00%, 05/19/35	1,570	1,662,454
		1,160,684,801
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,909	5,876,792
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	2,551	2,485,870
3.34%, 12/15/27	7,511	7,449,331
4.08%, 12/15/47	6,533	5,305,984
4.49%, 05/01/30	2,859	2,905,868
Halliburton Co.
2.92%, 03/01/30	3,863	3,700,928
4.50%, 11/15/41	2,605	2,371,720
4.75%, 08/01/43	4,275	3,881,570
4.85%, 11/15/35	4,910	4,908,733
5.00%, 11/15/45	9,036	8,293,342
6.70%, 09/15/38	3,811	4,346,376
7.45%, 09/15/39	4,561	5,509,773
NOV, Inc.
3.60%, 12/01/29	3,302	3,237,604
3.95%, 12/01/42	6,276	5,071,622
Schlumberger Investment SA, 2.65%, 06/26/30	3,378	3,218,428
		68,563,941
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	2,240	2,261,624
5.63%, 05/26/33	2,865	3,039,398
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	2,970	2,791,717
2.69%, 05/25/31	3,775	3,487,615
4.80%, 03/17/28	3,610	3,672,146
5.10%, 03/17/30	1,295	1,340,011
5.50%, 03/17/35(c)	2,275	2,393,368
Amcor Group Finance PLC, 5.45%, 05/23/29	2,320	2,414,021
AptarGroup, Inc.
3.60%, 03/15/32	1,400	1,335,695
4.75%, 03/30/31	2,510	2,547,217
Berry Global, Inc.
5.50%, 04/15/28	2,781	2,868,919
5.65%, 01/15/34(c)	3,770	3,983,105
5.80%, 06/15/31	3,860	4,112,041
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Packaging Corp. of America
3.00%, 12/15/29	$2,764	$2,663,146
3.05%, 10/01/51	2,725	1,803,047
3.40%, 12/15/27	3,634	3,604,207
4.05%, 12/15/49	2,952	2,372,435
5.20%, 08/15/35	1,170	1,199,110
5.70%, 12/01/33	2,261	2,409,222
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	2,480	2,570,603
5.44%, 04/03/34	5,615	5,852,937
5.78%, 04/03/54(c)	3,790	3,834,505
Smurfit Westrock Financing DAC
5.19%, 01/15/36	2,380	2,424,321
5.42%, 01/15/35	2,945	3,056,337
Sonoco Products Co.
2.85%, 02/01/32	2,513	2,305,371
3.13%, 05/01/30	3,465	3,309,746
4.60%, 09/01/29	1,745	1,769,217
5.00%, 09/01/34(c)	1,880	1,896,190
5.75%, 11/01/40	1,525	1,581,256
WestRock MWV LLC
7.95%, 02/15/31	1,618	1,866,335
8.20%, 01/15/30	3,126	3,578,724
WRKCo, Inc.
3.00%, 06/15/33	3,213	2,899,445
3.90%, 06/01/28	3,081	3,077,281
4.00%, 03/15/28	2,946	2,950,147
4.20%, 06/01/32	2,326	2,283,116
4.90%, 03/15/29	3,834	3,922,958
		99,476,533
Pharmaceuticals — 1.2%
AbbVie, Inc.
3.20%, 11/21/29	25,304	24,715,250
3.78%, 03/03/28	4,515	4,521,219
4.05%, 11/21/39	18,396	16,642,801
4.13%, 03/15/31	3,375	3,385,393
4.25%, 11/14/28	4,051	4,099,555
4.25%, 11/21/49	24,858	20,905,880
4.30%, 05/14/36	5,360	5,194,952
4.40%, 03/15/33	6,150	6,176,673
4.40%, 11/06/42	11,267	10,209,860
4.45%, 05/14/46	8,628	7,646,331
4.50%, 05/14/35	11,626	11,520,548
4.55%, 03/15/35	7,800	7,762,522
4.63%, 10/01/42	3,388	3,164,945
4.65%, 03/15/28	5,395	5,487,404
4.70%, 05/14/45	11,393	10,442,215
4.75%, 03/15/36	3,840	3,861,130
4.75%, 03/15/45	4,634	4,296,942
4.80%, 03/15/27	11,120	11,222,936
4.80%, 03/15/29	15,090	15,502,201
4.85%, 06/15/44	5,183	4,873,337
4.88%, 03/15/30	5,365	5,547,539
4.88%, 11/14/48	8,550	7,890,614
4.95%, 03/15/31	8,395	8,736,982
5.05%, 03/15/34	13,550	14,064,573
5.20%, 03/15/35	4,945	5,150,981
5.35%, 03/15/44	4,020	4,023,863
5.40%, 03/15/54	12,050	11,832,184
5.50%, 03/15/64	5,685	5,595,743
5.55%, 03/15/56	1,675	1,684,788
Security	Par (000)	Value
Pharmaceuticals (continued)
5.60%, 03/15/55	$3,340	$3,376,438
5.65%, 03/15/66	5,135	5,153,241
Astrazeneca Finance LLC
1.75%, 05/28/28	6,904	6,609,604
2.25%, 05/28/31	4,137	3,791,464
4.00%, 03/02/31	1,880	1,882,923
4.30%, 03/02/33	2,200	2,205,696
4.60%, 03/02/36	2,200	2,199,618
4.85%, 02/26/29	6,120	6,303,942
4.88%, 03/03/28	5,950	6,081,106
4.88%, 03/03/33	2,129	2,212,701
4.90%, 03/03/30	3,520	3,644,757
4.90%, 02/26/31	4,835	5,024,034
5.00%, 02/26/34	6,145	6,393,040
AstraZeneca PLC
1.38%, 08/06/30	6,501	5,832,572
2.13%, 08/06/50	3,374	1,925,976
3.00%, 05/28/51	1,555	1,068,669
3.13%, 06/12/27	5,516	5,482,867
4.00%, 01/17/29	4,970	5,003,390
4.00%, 09/18/42	5,139	4,479,268
4.38%, 11/16/45	4,474	3,992,778
4.38%, 08/17/48	4,112	3,636,328
6.45%, 09/15/37	12,747	14,602,190
Becton Dickinson & Co.
1.96%, 02/11/31	5,205	4,680,852
2.82%, 05/20/30	3,977	3,782,867
3.70%, 06/06/27	9,183	9,151,571
3.79%, 05/20/50	2,822	2,172,860
4.30%, 08/22/32	2,850	2,846,829
4.69%, 02/13/28	4,720	4,781,053
4.87%, 02/08/29	3,805	3,897,938
5.11%, 02/08/34	1,715	1,765,355
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,356	4,179,233
1.45%, 11/13/30	5,875	5,248,706
2.35%, 11/13/40	3,429	2,475,118
2.55%, 11/13/50	8,387	5,058,577
2.95%, 03/15/32	6,390	5,969,480
3.25%, 08/01/42	3,453	2,709,255
3.40%, 07/26/29	11,767	11,596,693
3.45%, 11/15/27	3,540	3,532,041
3.55%, 03/15/42	4,875	4,003,384
3.70%, 03/15/52	9,915	7,397,017
3.90%, 03/15/62	5,672	4,167,972
4.13%, 06/15/39	10,486	9,643,353
4.25%, 10/26/49	16,332	13,581,367
4.35%, 11/15/47	6,709	5,744,947
4.50%, 03/01/44	1,435	1,294,030
4.55%, 02/20/48	6,721	5,884,057
4.63%, 05/15/44	3,135	2,865,550
4.90%, 02/22/29	30	30,970
5.00%, 08/15/45	3,340	3,183,030
5.10%, 02/22/31	5,535	5,786,957
5.20%, 02/22/34	10,970	11,476,483
5.50%, 02/22/44	2,140	2,182,365
5.55%, 02/22/54	10,285	10,201,398
5.65%, 02/22/64	50	50,213
5.75%, 02/01/31	4,355	4,675,103
5.90%, 11/15/33	2,279	2,500,221
6.25%, 11/15/53	290	320,053
69
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.40%, 11/15/63	$440	$488,993
Cardinal Health, Inc.
3.41%, 06/15/27	3,935	3,910,181
4.37%, 06/15/47	2,694	2,274,137
4.50%, 09/15/30	1,905	1,931,479
4.50%, 11/15/44	1,955	1,705,280
4.60%, 03/15/43	1,835	1,648,087
4.90%, 09/15/45	2,352	2,154,050
5.00%, 11/15/29	2,910	2,998,558
5.13%, 02/15/29	4,205	4,336,938
5.15%, 09/15/35	3,015	3,085,071
5.35%, 11/15/34	2,350	2,442,340
5.45%, 02/15/34	2,315	2,434,797
5.75%, 11/15/54	2,505	2,525,013
Cencora, Inc.
2.70%, 03/15/31	5,790	5,396,908
2.80%, 05/15/30	3,027	2,874,936
3.45%, 12/15/27	5,936	5,891,418
3.95%, 02/13/29	2,040	2,041,057
4.25%, 11/15/30	820	823,085
4.25%, 03/01/45	2,660	2,296,956
4.30%, 12/15/47	2,655	2,285,410
4.60%, 02/13/33	1,290	1,299,163
4.63%, 12/15/27	1,360	1,376,688
4.85%, 12/15/29	2,945	3,030,010
4.90%, 02/13/36	2,730	2,748,692
5.13%, 02/15/34	1,325	1,373,305
5.15%, 02/15/35	2,200	2,273,505
5.65%, 02/13/56	1,650	1,657,387
CVS Health Corp.
1.30%, 08/21/27	11,831	11,391,866
1.75%, 08/21/30	5,945	5,342,527
1.88%, 02/28/31	6,215	5,537,104
2.13%, 09/15/31	4,570	4,055,849
2.70%, 08/21/40	510	372,401
3.25%, 08/15/29	7,863	7,645,554
3.63%, 04/01/27	3,638	3,625,767
3.75%, 04/01/30	5,628	5,537,842
4.13%, 04/01/40	3,281	2,849,322
4.25%, 04/01/50	2,038	1,611,022
4.30%, 03/25/28	16,450	16,543,648
4.78%, 03/25/38	22,820	21,777,217
4.88%, 07/20/35	3,599	3,571,685
5.00%, 01/30/29	5,120	5,252,047
5.00%, 09/15/32	2,765	2,836,369
5.05%, 03/25/48	35,329	31,491,566
5.13%, 02/21/30	5,495	5,665,537
5.13%, 07/20/45	14,599	13,346,175
5.25%, 01/30/31	3,660	3,810,695
5.25%, 02/21/33	7,531	7,811,953
5.30%, 06/01/33	5,471	5,667,867
5.30%, 12/05/43	3,612	3,404,524
5.40%, 06/01/29	4,735	4,921,369
5.45%, 09/15/35	6,900	7,114,153
5.55%, 06/01/31	4,745	5,003,616
5.63%, 02/21/53	6,110	5,814,601
5.70%, 06/01/34	5,875	6,195,930
5.88%, 06/01/53	5,907	5,783,361
6.00%, 06/01/44	3,715	3,770,957
6.00%, 06/01/63	3,495	3,415,100
6.05%, 06/01/54	4,495	4,515,478
Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 09/15/39	$2,753	$2,917,755
6.20%, 09/15/55	5,390	5,526,834
6.25%, 06/01/27	1,500	1,541,664
6.25%, 09/15/65	2,395	2,425,521
Eli Lilly & Co.
2.25%, 05/15/50	7,162	4,185,567
2.50%, 09/15/60	5,055	2,786,676
3.10%, 05/15/27	4,044	4,019,658
3.38%, 03/15/29	6,150	6,088,667
3.70%, 03/01/45	4,255	3,456,288
3.95%, 05/15/47	3,418	2,830,215
3.95%, 03/15/49	2,530	2,064,600
4.00%, 10/15/28	5,535	5,581,841
4.15%, 08/14/27	5,035	5,071,682
4.15%, 03/15/59	3,271	2,631,896
4.20%, 08/14/29	5,825	5,903,730
4.25%, 03/15/31	5,515	5,591,470
4.50%, 02/09/29	4,845	4,954,344
4.55%, 02/12/28	3,815	3,878,220
4.55%, 10/15/32	5,055	5,157,671
4.60%, 08/14/34	5,905	5,995,281
4.70%, 02/27/33	4,130	4,248,887
4.70%, 02/09/34	7,015	7,191,816
4.75%, 02/12/30	4,365	4,508,374
4.88%, 02/27/53	4,319	3,975,702
4.90%, 02/12/32	3,165	3,295,377
4.90%, 10/15/35	6,015	6,160,052
4.95%, 02/27/63	3,965	3,601,428
5.00%, 02/09/54	5,685	5,343,440
5.05%, 08/14/54	5,485	5,172,994
5.10%, 02/12/35	5,305	5,531,940
5.10%, 02/09/64	5,930	5,506,675
5.20%, 08/14/64	2,615	2,464,261
5.50%, 03/15/27(c)	960	978,577
5.50%, 02/12/55	3,835	3,863,263
5.55%, 03/15/37	3,480	3,774,687
5.55%, 10/15/55	2,320	2,356,883
5.60%, 02/12/65	4,080	4,116,399
5.65%, 10/15/65	2,995	3,030,344
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	6,423	6,333,774
4.32%, 03/12/27	1,830	1,841,193
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	9,478	9,520,174
4.20%, 03/18/43	3,324	2,980,118
4.50%, 04/15/30	2,330	2,384,528
4.88%, 04/15/35	2,000	2,039,880
5.38%, 04/15/34	3,146	3,368,048
6.38%, 05/15/38	12,153	13,861,492
Johnson & Johnson
0.95%, 09/01/27	5,286	5,090,345
1.30%, 09/01/30	7,323	6,609,910
2.10%, 09/01/40	4,896	3,524,678
2.25%, 09/01/50	1,711	1,024,638
2.45%, 09/01/60(c)	5,653	3,162,352
2.90%, 01/15/28	9,141	9,048,838
2.95%, 03/03/27	3,905	3,882,430
3.40%, 01/15/38	4,785	4,265,697
3.50%, 01/15/48	3,285	2,568,623
3.55%, 03/01/36	4,856	4,523,494
3.63%, 03/03/37	6,841	6,298,697
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 03/01/46	$9,249	$7,596,413
3.75%, 03/03/47	5,246	4,278,137
4.38%, 12/05/33	4,178	4,254,510
4.50%, 03/01/27	4,600	4,646,186
4.50%, 09/01/40	2,807	2,737,439
4.50%, 12/05/43	2,268	2,145,124
4.55%, 03/01/28	2,800	2,851,551
4.70%, 03/01/30	4,190	4,343,047
4.80%, 06/01/29	5,780	5,984,399
4.85%, 03/01/32	3,980	4,173,584
4.85%, 05/15/41	2,237	2,243,803
4.90%, 06/01/31	6,530	6,850,428
4.95%, 05/15/33(c)	2,384	2,527,961
4.95%, 06/01/34(c)	4,115	4,356,254
5.00%, 03/01/35(c)	4,730	4,975,387
5.25%, 06/01/54(c)	3,680	3,727,288
5.85%, 07/15/38	3,403	3,789,584
5.95%, 08/15/37	4,304	4,828,528
6.95%, 09/01/29	2,873	3,180,060
McKesson Corp.
3.95%, 02/16/28	3,002	3,007,047
4.25%, 09/15/29	2,630	2,656,785
4.65%, 05/30/30	3,530	3,612,426
4.90%, 07/15/28	2,971	3,045,304
4.95%, 05/30/32	3,740	3,888,075
5.10%, 07/15/33	2,520	2,630,985
5.25%, 05/30/35	3,480	3,650,762
Mead Johnson Nutrition Co., 4.60%, 06/01/44	3,143	2,861,028
Merck & Co., Inc.
1.45%, 06/24/30	5,819	5,269,115
1.70%, 06/10/27	8,715	8,514,008
1.90%, 12/10/28	5,619	5,362,806
2.15%, 12/10/31	9,555	8,637,712
2.35%, 06/24/40	5,266	3,853,323
2.45%, 06/24/50	5,605	3,360,921
2.75%, 12/10/51	9,000	5,650,653
2.90%, 12/10/61	7,686	4,552,152
3.40%, 03/07/29	8,661	8,579,200
3.60%, 09/15/42	2,830	2,334,488
3.70%, 02/10/45	8,969	7,238,022
3.85%, 09/15/27	4,875	4,896,863
3.85%, 03/15/29	2,310	2,317,906
3.90%, 03/07/39	4,625	4,203,441
4.00%, 03/07/49	6,693	5,437,914
4.05%, 05/17/28	3,320	3,346,704
4.15%, 09/15/30	3,475	3,510,545
4.15%, 03/15/31	3,670	3,697,311
4.15%, 05/18/43	5,542	4,863,664
4.30%, 05/17/30	4,609	4,680,080
4.45%, 12/04/32	1,850	1,874,405
4.50%, 05/17/33	4,660	4,741,817
4.55%, 09/15/32	3,815	3,904,106
4.75%, 12/04/35	4,495	4,538,543
4.90%, 05/17/44	3,550	3,377,793
4.95%, 09/15/35	5,225	5,356,724
5.00%, 05/17/53	6,870	6,386,277
5.15%, 05/17/63	3,255	3,024,594
5.50%, 03/15/46	2,835	2,868,781
5.55%, 12/04/55	3,920	3,927,612
5.70%, 09/15/55	5,710	5,823,830
5.70%, 12/04/65	4,140	4,157,292
Security	Par (000)	Value
Pharmaceuticals (continued)
6.50%, 12/01/33	$2,808	$3,199,740
6.55%, 09/15/37	2,100	2,425,877
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	2,165	2,383,782
5.95%, 12/01/28	1,498	1,584,019
Mylan, Inc.
4.55%, 04/15/28	3,475	3,491,471
5.20%, 04/15/48	3,275	2,707,536
5.40%, 11/29/43	2,239	1,970,652
Novartis Capital Corp.
2.20%, 08/14/30	6,338	5,908,998
2.75%, 08/14/50	6,128	4,013,765
3.10%, 05/17/27	4,449	4,423,585
3.70%, 09/21/42	2,945	2,480,706
3.80%, 09/18/29	4,255	4,257,861
3.90%, 11/05/28	2,820	2,832,400
4.00%, 09/18/31	3,875	3,887,312
4.00%, 11/20/45	5,671	4,840,478
4.10%, 11/05/30	3,820	3,843,528
4.20%, 09/18/34	3,355	3,327,469
4.30%, 11/05/32	2,980	3,003,369
4.40%, 05/06/44	8,468	7,700,197
4.60%, 11/05/35	2,600	2,613,332
4.70%, 09/18/54	2,515	2,273,042
5.20%, 11/05/45	2,200	2,177,779
5.30%, 11/05/55	1,450	1,435,319
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	17,955	18,207,151
4.65%, 05/19/30	9,275	9,501,798
4.75%, 05/19/33	22,836	23,309,449
5.11%, 05/19/43	9,840	9,566,435
5.30%, 05/19/53	26,575	25,458,325
5.34%, 05/19/63	13,700	12,848,520
Pfizer, Inc.
1.70%, 05/28/30	6,096	5,576,746
1.75%, 08/18/31	5,200	4,640,414
2.55%, 05/28/40	5,010	3,755,669
2.63%, 04/01/30	6,473	6,154,866
2.70%, 05/28/50	5,780	3,700,271
3.45%, 03/15/29	8,623	8,561,308
3.60%, 09/15/28	4,623	4,620,555
3.88%, 11/15/27	1,795	1,803,245
3.90%, 03/15/39	3,898	3,507,039
4.00%, 12/15/36(c)	4,850	4,597,341
4.00%, 03/15/49	7,417	6,013,268
4.10%, 09/15/38	3,637	3,379,079
4.13%, 12/15/46	6,052	5,076,425
4.20%, 11/15/30	3,415	3,448,423
4.20%, 09/15/48	5,900	4,965,712
4.30%, 06/15/43	3,658	3,260,746
4.40%, 05/15/44	5,194	4,716,080
4.50%, 11/15/32	4,700	4,773,203
4.88%, 11/15/35	4,900	4,993,766
5.60%, 09/15/40	3,089	3,254,034
5.60%, 11/15/55(c)	2,505	2,527,160
5.70%, 11/15/65	2,210	2,196,357
7.20%, 03/15/39	11,613	14,021,169
Pharmacia LLC, 6.60%, 12/01/28	6,449	6,908,789
Sanofi SA
3.63%, 06/19/28	6,991	6,984,756
3.75%, 11/03/27	2,660	2,665,819
71
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.80%, 11/03/28	$2,300	$2,302,653
4.20%, 11/03/32	2,090	2,095,832
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	11,893	10,975,667
3.03%, 07/09/40	7,261	5,665,839
3.18%, 07/09/50	8,970	6,154,764
3.38%, 07/09/60	4,346	2,854,410
5.00%, 11/26/28	8,456	8,655,662
5.30%, 07/05/34	3,520	3,670,654
5.65%, 07/05/44	2,830	2,896,401
5.65%, 07/05/54	2,970	2,966,844
5.80%, 07/05/64	2,565	2,583,343
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	6,210	6,385,343
5.90%, 07/07/55	4,152	4,292,960
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	4,417	3,722,731
Viatris, Inc.
2.30%, 06/22/27	3,953	3,854,588
2.70%, 06/22/30	5,975	5,518,325
3.85%, 06/22/40	6,566	5,171,013
4.00%, 06/22/50	8,425	5,765,477
Wyeth LLC
5.95%, 04/01/37	9,128	9,985,011
6.00%, 02/15/36	2,619	2,878,696
6.50%, 02/01/34	3,584	4,054,353
Zoetis, Inc.
2.00%, 05/15/30	5,165	4,767,310
3.00%, 09/12/27	5,301	5,240,908
3.00%, 05/15/50	2,850	1,930,086
3.90%, 08/20/28	3,789	3,792,797
3.95%, 09/12/47	2,484	2,044,857
4.15%, 08/17/28	2,690	2,710,294
4.45%, 08/20/48	1,969	1,724,495
4.70%, 02/01/43	5,230	4,858,386
5.00%, 08/17/35	2,600	2,650,966
5.60%, 11/16/32	1,985	2,125,627
		1,740,148,119
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	2,222	2,123,243
3.60%, 09/01/32	2,180	2,061,537
4.45%, 07/15/27	1,997	2,005,600
4.80%, 05/03/29	3,181	3,240,709
5.38%, 02/15/36	1,695	1,721,035
5.63%, 08/01/34	2,315	2,449,488
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	2,925	2,547,005
3.70%, 11/15/29	5,645	5,564,834
5.13%, 06/30/27	4,807	4,852,957
Cheniere Energy Partners LP
3.25%, 01/31/32	6,667	6,217,761
4.00%, 03/01/31	6,459	6,334,363
4.50%, 10/01/29	9,795	9,847,396
5.55%, 10/30/35	2,055	2,137,218
5.75%, 08/15/34	4,885	5,159,211
5.95%, 06/30/33	4,529	4,855,530
Cheniere Energy, Inc.
4.63%, 10/15/28	5,242	5,239,913
5.65%, 04/15/34	5,820	6,119,970
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	3,182	3,234,386
Security	Par (000)	Value
Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32	$1,885	$1,755,678
5.13%, 05/15/29	470	483,336
5.60%, 04/01/44	1,695	1,678,949
5.63%, 07/15/27	1,310	1,334,238
8.13%, 08/16/30	2,110	2,454,319
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	3,775	3,725,420
5.80%, 01/15/35	2,175	2,330,525
6.20%, 01/15/55	1,410	1,500,985
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	3,144	3,036,606
4.60%, 12/15/44	2,881	2,542,216
4.80%, 11/01/43	2,688	2,458,316
Enbridge Energy Partners LP
5.50%, 09/15/40	3,320	3,360,590
7.38%, 10/15/45	3,484	4,120,820
Series B, 7.50%, 04/15/38	2,625	3,143,360
Enbridge, Inc.
2.50%, 08/01/33	4,750	4,144,211
3.13%, 11/15/29	5,795	5,602,817
3.40%, 08/01/51	3,260	2,278,133
3.70%, 07/15/27	4,472	4,459,722
4.00%, 11/15/49	2,378	1,863,595
4.20%, 11/20/28	2,570	2,584,541
4.50%, 02/15/31	2,810	2,837,384
4.50%, 06/10/44	1,843	1,603,333
4.60%, 06/20/28	2,000	2,027,554
4.90%, 06/20/30	2,730	2,809,163
5.20%, 11/20/35	2,350	2,396,385
5.25%, 04/05/27	2,400	2,432,285
5.30%, 04/05/29	2,925	3,030,664
5.50%, 12/01/46	1,640	1,622,918
5.55%, 06/20/35	3,395	3,557,484
5.63%, 04/05/34	5,510	5,827,144
5.70%, 03/08/33	10,165	10,801,796
5.95%, 04/05/54	3,920	4,042,740
6.00%, 11/15/28	3,610	3,800,717
6.20%, 11/15/30	3,065	3,317,459
6.70%, 11/15/53	5,099	5,731,563
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	2,921	3,147,468
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	240	256,098
Energy Transfer LP
3.75%, 05/15/30	6,086	5,985,533
4.00%, 10/01/27	4,676	4,682,058
4.15%, 09/15/29	3,142	3,149,608
4.20%, 04/15/27	3,147	3,154,562
4.40%, 03/15/27	3,899	3,911,851
4.55%, 01/15/31	90	90,890
4.90%, 03/15/35	2,555	2,547,978
4.95%, 05/15/28	4,323	4,404,575
4.95%, 06/15/28	5,194	5,296,010
4.95%, 01/15/43	2,645	2,404,803
5.00%, 05/15/44	2,195	1,965,128
5.00%, 05/15/50	9,139	7,811,067
5.15%, 02/01/43	2,611	2,400,240
5.15%, 03/15/45	3,872	3,508,435
5.20%, 04/01/30	3,030	3,149,436
5.25%, 04/15/29	6,447	6,657,416
5.25%, 07/01/29	4,070	4,220,953
5.30%, 04/01/44	3,879	3,618,098
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 04/15/47	$4,275	$3,899,572
5.35%, 01/15/36	160	162,555
5.35%, 05/15/45	4,208	3,880,787
5.40%, 10/01/47	6,813	6,278,128
5.50%, 06/01/27	5,168	5,246,456
5.55%, 02/15/28	5,170	5,320,791
5.55%, 05/15/34	5,985	6,235,354
5.60%, 09/01/34	5,465	5,712,489
5.70%, 04/01/35	2,430	2,553,325
5.75%, 02/15/33	6,865	7,288,108
5.95%, 10/01/43	1,894	1,911,403
5.95%, 05/15/54	7,494	7,230,126
6.00%, 06/15/48	4,995	4,928,097
6.05%, 06/01/41	3,464	3,571,744
6.05%, 09/01/54	5,055	4,950,013
6.10%, 12/01/28	1,905	2,004,996
6.10%, 02/15/42	2,045	2,097,962
6.13%, 12/15/45	4,913	4,972,436
6.20%, 04/01/55	2,750	2,752,270
6.25%, 04/15/49	8,099	8,188,791
6.30%, 01/15/56	440	444,854
6.40%, 12/01/30	3,910	4,259,860
6.50%, 02/01/42	3,507	3,756,669
6.55%, 12/01/33	6,951	7,698,777
6.63%, 10/15/36	2,395	2,675,530
7.50%, 07/01/38	2,610	3,073,254
Series 20Y, 5.80%, 06/15/38	2,814	2,926,173
Enterprise Products Operating LLC
2.80%, 01/31/30	5,351	5,127,079
3.13%, 07/31/29	6,616	6,457,193
3.20%, 02/15/52	5,210	3,509,679
3.30%, 02/15/53	4,445	3,026,215
3.70%, 01/31/51	5,242	3,925,737
3.95%, 01/31/60	4,949	3,683,652
4.15%, 10/16/28	5,096	5,137,291
4.20%, 01/31/50	5,820	4,777,602
4.25%, 02/15/48	5,985	4,990,171
4.30%, 06/20/28	3,920	3,960,782
4.45%, 02/15/43	5,641	5,051,778
4.60%, 01/15/31	7,850	8,020,561
4.80%, 02/01/49	6,038	5,427,673
4.85%, 01/31/34	3,060	3,126,406
4.85%, 08/15/42	3,854	3,636,376
4.85%, 03/15/44	5,957	5,548,523
4.90%, 05/15/46	4,897	4,536,056
4.95%, 02/15/35	5,540	5,672,257
4.95%, 10/15/54	2,127	1,922,687
5.10%, 02/15/45	5,869	5,608,260
5.20%, 01/15/36	7,580	7,814,541
5.35%, 01/31/33	4,612	4,872,396
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	3,385	3,393,447
5.55%, 02/16/55	3,635	3,594,453
5.70%, 02/15/42	2,377	2,467,549
5.95%, 02/01/41	3,589	3,833,668
6.13%, 10/15/39	3,112	3,410,887
6.45%, 09/01/40	2,750	3,096,383
7.55%, 04/15/38	2,544	3,113,447
Series D, 6.88%, 03/01/33	1,910	2,194,007
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	4,506	4,517,310
Security	Par (000)	Value
Pipelines (continued)
Series H, 6.65%, 10/15/34	$2,540	$2,880,218
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,822	2,567,813
5.00%, 08/15/42	2,935	2,770,952
5.00%, 03/01/43	3,120	2,911,020
5.40%, 09/01/44	2,590	2,506,563
5.50%, 03/01/44	3,150	3,095,309
5.63%, 09/01/41	2,032	2,045,395
5.80%, 03/15/35	2,576	2,752,361
6.38%, 03/01/41	2,976	3,250,598
6.50%, 02/01/37	2,011	2,252,166
6.50%, 09/01/39	3,122	3,462,031
6.55%, 09/15/40	2,338	2,598,458
6.95%, 01/15/38	5,820	6,712,675
7.30%, 08/15/33	2,925	3,405,700
7.40%, 03/15/31	1,261	1,441,367
7.50%, 11/15/40	2,014	2,439,853
7.75%, 03/15/32	1,666	1,950,949
Kinder Morgan, Inc.
2.00%, 02/15/31	3,120	2,826,380
3.25%, 08/01/50	2,807	1,889,798
3.60%, 02/15/51	4,120	2,958,914
4.30%, 03/01/28	7,111	7,170,204
4.80%, 02/01/33	3,996	4,066,656
5.00%, 02/01/29	5,980	6,160,117
5.05%, 02/15/46	3,533	3,258,398
5.10%, 08/01/29	3,060	3,168,268
5.15%, 06/01/30	1,415	1,472,257
5.20%, 06/01/33	5,125	5,348,174
5.20%, 03/01/48	3,893	3,641,345
5.30%, 12/01/34	3,940	4,086,379
5.40%, 02/01/34	4,730	4,967,148
5.45%, 08/01/52	3,800	3,609,438
5.55%, 06/01/45	7,320	7,232,727
5.85%, 06/01/35	1,220	1,310,597
5.95%, 08/01/54	3,315	3,387,424
7.75%, 01/15/32	4,689	5,510,062
7.80%, 08/01/31	2,817	3,297,051
MPLX LP
2.65%, 08/15/30	6,718	6,292,258
4.00%, 03/15/28	6,425	6,428,130
4.13%, 03/01/27	6,642	6,648,931
4.25%, 12/01/27	4,337	4,355,967
4.50%, 04/15/38	9,225	8,574,583
4.70%, 04/15/48	7,144	6,033,705
4.80%, 02/15/29	4,260	4,342,464
4.80%, 02/15/31	4,040	4,124,337
4.90%, 04/15/58	2,044	1,700,794
4.95%, 09/01/32	4,465	4,549,204
4.95%, 03/14/52	7,250	6,244,240
5.00%, 01/15/33	3,350	3,403,040
5.00%, 03/01/33	4,445	4,518,297
5.20%, 03/01/47	5,058	4,617,070
5.20%, 12/01/47	2,926	2,659,581
5.30%, 04/01/36	2,865	2,889,252
5.40%, 04/01/35	3,405	3,483,442
5.40%, 09/15/35	4,855	4,956,394
5.50%, 06/01/34	6,275	6,503,100
5.50%, 02/15/49	8,051	7,550,932
5.65%, 03/01/53	2,150	2,031,914
5.95%, 04/01/55	2,825	2,772,368
73
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 04/01/56	$2,295	$2,295,343
6.20%, 09/15/55	4,260	4,326,435
Northwest Pipeline LLC, 4.00%, 04/01/27	2,924	2,924,701
ONEOK Partners LP
6.13%, 02/01/41	3,406	3,583,008
6.20%, 09/15/43	2,312	2,397,204
6.65%, 10/01/36	3,293	3,659,617
6.85%, 10/15/37	3,065	3,446,150
ONEOK, Inc.
3.10%, 03/15/30	3,303	3,163,764
3.25%, 06/01/30	2,497	2,396,819
3.40%, 09/01/29	3,728	3,645,475
3.95%, 03/01/50	4,569	3,366,525
4.00%, 07/13/27	3,816	3,818,929
4.20%, 10/03/47	3,138	2,476,087
4.25%, 09/24/27	2,050	2,059,487
4.25%, 09/15/46	2,708	2,162,646
4.35%, 03/15/29	3,593	3,615,343
4.40%, 10/15/29	750	756,031
4.45%, 09/01/49	3,268	2,696,912
4.50%, 03/15/50	2,506	2,074,960
4.55%, 07/15/28	4,526	4,575,657
4.75%, 10/15/31	6,115	6,199,782
4.85%, 02/01/49	2,858	2,457,590
4.95%, 10/15/32	2,460	2,501,152
4.95%, 07/13/47	3,415	3,030,880
5.05%, 11/01/34	7,700	7,727,434
5.05%, 04/01/45	2,060	1,841,737
5.15%, 10/15/43	3,141	2,907,924
5.20%, 07/15/48	4,534	4,122,839
5.38%, 06/01/29	990	1,025,630
5.40%, 10/15/35	3,440	3,506,188
5.45%, 06/01/47	1,595	1,505,129
5.60%, 04/01/44	2,130	2,045,146
5.65%, 11/01/28	3,835	3,986,894
5.65%, 09/01/34	1,490	1,555,649
5.70%, 11/01/54	4,220	3,977,210
5.80%, 11/01/30	2,650	2,808,738
5.85%, 11/01/64	2,035	1,929,769
6.00%, 06/15/35	1,429	1,522,106
6.05%, 09/01/33	7,415	7,963,361
6.10%, 11/15/32	2,645	2,855,217
6.25%, 10/15/55	5,900	5,966,542
6.35%, 01/15/31	2,950	3,194,841
6.63%, 09/01/53	5,645	5,984,749
7.15%, 01/15/51	1,950	2,192,287
Plains All American Pipeline LP, 5.95%, 06/15/35	3,895	4,111,705
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,138,812
3.80%, 09/15/30	3,844	3,772,983
4.30%, 01/31/43	1,997	1,679,686
4.70%, 01/15/31	2,740	2,782,235
4.70%, 06/15/44	3,290	2,869,977
4.90%, 02/15/45	3,306	2,951,248
5.15%, 06/01/42	2,774	2,592,374
5.60%, 01/15/36(c)	2,830	2,903,884
5.70%, 09/15/34	3,400	3,548,830
6.65%, 01/15/37	4,027	4,451,525
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$8,139	$8,169,584
4.50%, 05/15/30	4,877	4,930,547
5.00%, 03/15/27	8,898	8,939,424
5.90%, 09/15/37	2,858	3,047,514
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,170	3,202,894
5.03%, 10/01/29	1,590	1,625,007
5.58%, 10/01/34	5,690	5,797,145
6.18%, 10/01/54	3,180	3,113,910
Spectra Energy Partners LP
4.50%, 03/15/45	5,422	4,695,539
5.95%, 09/25/43	2,271	2,347,157
Targa Resources Corp.
4.20%, 02/01/33	4,345	4,221,594
4.35%, 01/15/29	2,325	2,342,530
4.35%, 04/15/31	1,310	1,309,920
4.90%, 09/15/30	3,545	3,637,911
4.95%, 04/15/52	4,050	3,496,745
5.20%, 07/01/27	5,055	5,135,771
5.40%, 07/30/36	3,190	3,248,768
5.50%, 02/15/35	2,625	2,715,846
5.55%, 08/15/35	4,390	4,549,688
5.65%, 02/15/36	3,685	3,832,681
6.05%, 05/15/56	855	852,949
6.13%, 03/15/33	3,260	3,526,534
6.13%, 05/15/55	3,315	3,352,124
6.15%, 03/01/29	3,025	3,198,916
6.25%, 07/01/52	2,612	2,673,596
6.50%, 03/30/34	4,340	4,805,150
6.50%, 02/15/53	4,415	4,683,386
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,575	5,413,667
4.88%, 02/01/31	8,020	8,120,403
5.00%, 01/15/28	6,230	6,232,042
5.50%, 03/01/30	6,490	6,602,857
TC PipeLines LP, 3.90%, 05/25/27	5,655	5,644,899
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,793	2,881,510
7.00%, 10/15/28	2,030	2,183,218
7.63%, 04/01/37	830	999,952
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,532	1,742,325
TransCanada PipeLines Ltd.
4.10%, 04/15/30	3,285	3,279,622
4.25%, 05/15/28	7,949	7,992,598
4.63%, 03/01/34	5,494	5,457,369
4.88%, 05/15/48	260	232,147
5.00%, 10/16/43	170	163,289
5.10%, 03/15/49	3,593	3,427,793
5.60%, 03/31/34	1,900	2,014,634
5.85%, 03/15/36	2,793	2,977,722
6.10%, 06/01/40	3,291	3,546,687
6.20%, 10/15/37	5,358	5,829,835
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	450	468,099
7.25%, 08/15/38	3,696	4,341,060
7.63%, 01/15/39	4,869	5,912,542
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,944	3,816,424
3.95%, 05/15/50	2,610	2,056,256
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.00%, 03/15/28	$2,459	$2,461,988
4.45%, 08/01/42	1,843	1,652,888
4.60%, 03/15/48	2,915	2,552,819
5.10%, 03/15/36(b)	2,760	2,809,982
5.40%, 08/15/41	2,067	2,063,457
5.75%, 03/15/56(b)	990	995,653
Valero Energy Partners LP, 4.50%, 03/15/28	3,385	3,416,186
Western Midstream Operating LP
4.05%, 02/01/30	6,405	6,326,293
4.50%, 03/01/28	1,814	1,827,679
4.75%, 08/15/28	1,305	1,323,913
4.80%, 03/01/31	2,210	2,229,244
5.25%, 02/01/50	5,300	4,604,128
5.30%, 03/01/48	3,175	2,802,604
5.45%, 11/15/34	3,970	4,036,740
5.45%, 04/01/44	2,045	1,886,512
5.50%, 12/15/35	1,245	1,256,051
5.50%, 08/15/48	2,765	2,498,246
6.15%, 04/01/33	3,730	3,988,025
6.35%, 01/15/29	2,160	2,281,748
Williams Companies, Inc.(The)
2.60%, 03/15/31	7,632	7,057,841
3.50%, 11/15/30	4,134	4,005,457
3.50%, 10/15/51	3,345	2,362,570
3.75%, 06/15/27	7,659	7,641,812
4.63%, 06/30/30	3,170	3,225,546
4.65%, 08/15/32	4,715	4,771,698
4.80%, 11/15/29	1,705	1,746,147
4.85%, 03/01/48	4,231	3,753,822
4.90%, 03/15/29	5,030	5,158,801
4.90%, 01/15/45	2,476	2,262,457
5.10%, 09/15/45	5,158	4,823,355
5.15%, 03/15/34	6,555	6,717,625
5.15%, 03/15/36	5,240	5,298,202
5.30%, 08/15/28	5,275	5,445,052
5.30%, 09/30/35	3,600	3,695,474
5.30%, 08/15/52	3,615	3,371,648
5.40%, 03/04/44	2,536	2,464,653
5.60%, 03/15/35	3,305	3,471,927
5.65%, 03/15/33	5,390	5,701,347
5.75%, 06/24/44	3,201	3,244,261
5.80%, 11/15/43	1,980	1,996,610
5.80%, 11/15/54	1,860	1,852,319
5.95%, 03/15/56	4,500	4,568,234
6.00%, 03/15/55	2,020	2,071,224
6.30%, 04/15/40	6,044	6,590,474
8.75%, 03/15/32	1,575	1,920,070
Series A, 7.50%, 01/15/31	1,730	1,976,309
		1,268,382,700
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	1,510	1,472,845
Carlyle Group, Inc. (The), 5.05%, 09/19/35(c)	2,605	2,568,659
KKR & Co., Inc., 5.10%, 08/07/35	3,035	2,994,520
		7,036,024
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	3,253	2,971,373
4.80%, 06/15/30	2,825	2,879,693
4.90%, 01/15/33	2,020	2,043,722
5.50%, 04/01/29	2,340	2,430,231
Security	Par (000)	Value
Real Estate (continued)
5.50%, 06/15/35	$1,835	$1,898,690
5.95%, 08/15/34	3,585	3,832,311
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,130	1,208,304
		17,264,324
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,570	2,464,532
2.60%, 06/15/33	1,751	1,526,515
2.90%, 10/01/30	1,974	1,866,705
4.80%, 10/01/32	795	807,501
5.60%, 06/15/35	1,410	1,487,522
5.63%, 06/15/34	730	770,930
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	4,730	3,929,636
2.00%, 05/18/32	4,556	3,910,505
2.75%, 12/15/29	2,317	2,199,363
2.95%, 03/15/34	3,670	3,193,502
3.38%, 08/15/31	3,325	3,131,506
3.55%, 03/15/52	2,150	1,543,021
3.95%, 01/15/28	2,947	2,940,638
4.00%, 02/01/50	3,322	2,554,597
4.50%, 07/30/29	1,791	1,805,630
4.70%, 07/01/30	2,452	2,487,412
4.75%, 04/15/35	2,490	2,425,594
4.85%, 04/15/49	1,663	1,453,672
4.90%, 12/15/30	3,395	3,466,109
5.15%, 04/15/53	2,295	2,075,785
5.25%, 03/15/36	3,325	3,324,070
5.25%, 05/15/36	1,300	1,306,772
5.50%, 10/01/35	2,370	2,433,672
5.63%, 05/15/54	2,880	2,785,777
American Assets Trust LP
3.38%, 02/01/31	2,410	2,217,805
6.15%, 10/01/34	1,380	1,411,135
American Homes 4 Rent LP
2.38%, 07/15/31	1,450	1,305,660
3.38%, 07/15/51	2,285	1,536,558
3.63%, 04/15/32	925	877,717
4.25%, 02/15/28	3,030	3,036,129
4.30%, 04/15/52	1,170	922,233
4.90%, 02/15/29	2,136	2,174,849
4.95%, 06/15/30	1,885	1,921,788
5.25%, 03/15/35	915	922,613
5.50%, 02/01/34	2,875	2,964,164
5.50%, 07/15/34	2,220	2,284,405
American Tower Corp.
1.50%, 01/31/28	3,293	3,147,543
1.88%, 10/15/30	3,971	3,582,438
2.10%, 06/15/30	4,622	4,241,047
2.30%, 09/15/31	5,075	4,564,919
2.70%, 04/15/31	5,097	4,731,422
2.90%, 01/15/30	3,540	3,381,439
2.95%, 01/15/51	4,450	2,874,607
3.10%, 06/15/50	4,995	3,351,079
3.55%, 07/15/27	5,191	5,161,892
3.60%, 01/15/28	4,641	4,607,482
3.65%, 03/15/27	3,700	3,687,690
3.70%, 10/15/49	3,111	2,352,201
3.80%, 08/15/29	8,193	8,114,812
3.95%, 03/15/29	3,168	3,156,876
4.05%, 03/15/32	3,685	3,626,607
75
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.70%, 12/15/32	$1,475	$1,489,789
4.90%, 03/15/30	4,215	4,331,309
5.00%, 01/31/30	3,425	3,526,068
5.20%, 02/15/29	3,940	4,066,073
5.25%, 07/15/28	4,255	4,375,272
5.35%, 03/15/35	4,030	4,179,536
5.40%, 01/31/35	3,215	3,341,532
5.45%, 02/15/34	3,710	3,881,354
5.50%, 03/15/28	4,180	4,296,773
5.55%, 07/15/33	4,511	4,759,602
5.65%, 03/15/33	4,345	4,613,214
5.80%, 11/15/28	4,685	4,891,883
5.90%, 11/15/33	3,895	4,200,832
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,615	1,600,852
5.60%, 05/15/32(c)	1,830	1,871,439
AvalonBay Communities, Inc.
1.90%, 12/01/28	2,745	2,610,090
2.05%, 01/15/32	3,195	2,840,707
2.30%, 03/01/30	3,908	3,661,411
2.45%, 01/15/31	3,724	3,451,278
3.20%, 01/15/28	2,453	2,433,832
3.30%, 06/01/29	2,048	2,009,854
3.35%, 05/15/27(c)	2,607	2,593,253
3.90%, 10/15/46	1,325	1,079,528
4.15%, 07/01/47	1,100	928,447
4.35%, 12/01/30	1,465	1,479,439
4.35%, 04/15/48	2,455	2,122,935
5.00%, 02/15/33	1,420	1,470,074
5.00%, 08/01/35	1,025	1,047,354
5.30%, 12/07/33(c)	2,205	2,321,132
5.35%, 06/01/34	825	866,855
Boston Properties LP
2.45%, 10/01/33	5,495	4,546,817
2.55%, 04/01/32	4,715	4,142,641
2.90%, 03/15/30	3,652	3,446,643
3.25%, 01/30/31	5,881	5,538,731
3.40%, 06/21/29	3,770	3,672,280
4.50%, 12/01/28	5,467	5,512,917
5.75%, 01/15/35	3,830	3,902,838
6.50%, 01/15/34	2,465	2,640,713
6.75%, 12/01/27	3,375	3,522,051
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,448	1,398,322
2.50%, 08/16/31	2,765	2,511,384
3.90%, 03/15/27	1,696	1,693,859
4.05%, 07/01/30	3,852	3,817,527
4.13%, 05/15/29	3,094	3,098,226
4.85%, 02/15/33	1,485	1,497,760
5.20%, 04/01/32	280	289,234
5.50%, 02/15/34	1,865	1,940,077
5.75%, 02/15/35	763	807,242
Broadstone Net Lease LLC
2.60%, 09/15/31	2,202	1,974,849
5.00%, 11/01/32	1,300	1,313,795
Camden Property Trust
2.80%, 05/15/30	3,900	3,706,829
3.15%, 07/01/29	3,962	3,855,890
3.35%, 11/01/49	2,380	1,710,690
4.10%, 10/15/28	2,567	2,581,196
4.90%, 01/15/34	1,290	1,317,119
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 02/28/36	$1,775	$1,775,455
COPT Defense Properties LP
2.00%, 01/15/29	2,279	2,151,653
2.75%, 04/15/31	2,845	2,627,162
2.90%, 12/01/33	1,850	1,605,608
4.50%, 10/15/30	1,930	1,938,536
Cousins Properties LP
4.88%, 03/01/33	1,445	1,432,210
5.25%, 07/15/30	1,585	1,638,430
5.38%, 02/15/32	840	867,468
5.88%, 10/01/34	2,415	2,529,986
Crown Castle, Inc.
2.10%, 04/01/31	7,197	6,420,185
2.25%, 01/15/31	5,067	4,580,502
2.50%, 07/15/31	2,695	2,436,409
2.90%, 03/15/27	4,570	4,519,441
2.90%, 04/01/41	5,920	4,403,244
3.10%, 11/15/29	2,713	2,604,658
3.25%, 01/15/51	5,065	3,410,831
3.30%, 07/01/30	4,605	4,408,896
3.65%, 09/01/27	6,505	6,475,563
3.80%, 02/15/28	5,786	5,762,486
4.00%, 03/01/27	3,115	3,114,054
4.00%, 11/15/49	2,063	1,587,935
4.15%, 07/01/50	2,420	1,921,120
4.30%, 02/15/29	3,965	3,981,885
4.75%, 05/15/47	2,218	1,947,598
4.80%, 09/01/28	4,090	4,158,172
4.90%, 09/01/29	3,710	3,782,191
5.00%, 01/11/28	6,410	6,517,658
5.10%, 05/01/33	4,295	4,379,394
5.20%, 09/01/34	4,730	4,834,960
5.20%, 02/15/49	2,468	2,261,844
5.60%, 06/01/29	4,155	4,328,436
5.80%, 03/01/34	4,120	4,367,279
CubeSmart LP
2.00%, 02/15/31(c)	2,215	1,981,558
2.25%, 12/15/28	2,552	2,432,683
2.50%, 02/15/32	2,435	2,185,647
3.00%, 02/15/30	1,940	1,858,633
4.38%, 02/15/29	1,956	1,971,967
5.13%, 11/01/35	840	854,981
Digital Realty Trust LP
3.60%, 07/01/29	4,884	4,820,869
3.70%, 08/15/27	4,615	4,597,970
4.45%, 07/15/28	2,955	2,984,152
5.55%, 01/15/28	5,082	5,226,821
DOC DR LLC
2.63%, 11/01/31	3,543	3,219,192
3.95%, 01/15/28	2,533	2,530,105
4.30%, 03/15/27	1,606	1,609,516
EPR Properties
3.60%, 11/15/31	75	70,432
3.75%, 08/15/29	1,900	1,853,158
4.50%, 06/01/27	1,500	1,501,651
4.75%, 11/15/30	1,325	1,327,844
4.95%, 04/15/28	1,000	1,011,500
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	3,820	3,816,925
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	3,840	3,882,098
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.70%, 03/15/33	$4,975	$4,993,903
5.50%, 06/15/34	2,700	2,818,229
Equinix, Inc.
1.55%, 03/15/28	2,798	2,666,449
1.80%, 07/15/27	3,523	3,422,004
2.00%, 05/15/28	2,968	2,843,832
2.15%, 07/15/30	3,910	3,576,923
2.50%, 05/15/31	4,055	3,699,005
2.95%, 09/15/51	3,325	2,109,443
3.00%, 07/15/50	3,009	1,946,701
3.20%, 11/18/29	6,797	6,567,938
3.40%, 02/15/52	2,805	1,940,051
3.90%, 04/15/32	4,990	4,831,232
ERP Operating LP
1.85%, 08/01/31	1,835	1,636,947
2.50%, 02/15/30	3,648	3,454,615
3.00%, 07/01/29	3,193	3,103,102
3.25%, 08/01/27	2,679	2,659,407
3.50%, 03/01/28	3,133	3,111,953
4.00%, 08/01/47	1,501	1,233,945
4.15%, 12/01/28	2,605	2,622,434
4.50%, 07/01/44	1,860	1,692,900
4.50%, 06/01/45	2,450	2,173,453
4.65%, 09/15/34	1,410	1,411,271
4.95%, 06/15/32	2,995	3,090,243
Essential Properties LP
2.95%, 07/15/31	2,267	2,090,349
5.40%, 12/01/35	1,390	1,414,314
Essex Portfolio LP
1.65%, 01/15/31	2,080	1,835,493
1.70%, 03/01/28	2,125	2,034,974
2.55%, 06/15/31	1,600	1,463,890
2.65%, 03/15/32	3,038	2,738,476
2.65%, 09/01/50	1,370	830,418
3.00%, 01/15/30	3,380	3,238,081
3.63%, 05/01/27	2,120	2,114,823
4.00%, 03/01/29	3,286	3,279,302
4.50%, 03/15/48	2,155	1,847,702
4.88%, 02/15/36	1,450	1,433,728
5.38%, 04/01/35	995	1,026,618
5.50%, 04/01/34	2,030	2,111,673
Extra Space Storage LP
2.20%, 10/15/30	2,746	2,509,840
2.35%, 03/15/32	2,270	2,004,270
2.40%, 10/15/31	3,400	3,047,121
2.55%, 06/01/31	3,705	3,385,875
3.88%, 12/15/27	3,701	3,697,372
3.90%, 04/01/29	1,240	1,233,071
4.00%, 06/15/29	2,503	2,495,591
4.95%, 01/15/33	805	816,615
5.35%, 01/15/35	1,300	1,338,054
5.40%, 02/01/34	2,985	3,077,536
5.40%, 06/15/35	2,230	2,302,324
5.50%, 07/01/30	3,980	4,161,360
5.70%, 04/01/28	2,955	3,050,673
5.90%, 01/15/31	1,330	1,416,016
Federal Realty OP LP
3.20%, 06/15/29	2,493	2,426,027
3.25%, 07/15/27	2,719	2,693,648
3.50%, 06/01/30	1,001	972,592
4.50%, 12/01/44	2,146	1,902,649
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.38%, 05/01/28	$1,995	$2,049,619
First Industrial LP, 5.25%, 01/15/31	1,580	1,625,119
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	3,975	3,629,007
4.00%, 01/15/30	4,048	3,951,442
4.00%, 01/15/31	4,062	3,913,019
5.25%, 02/15/33	2,595	2,624,450
5.30%, 01/15/29	4,820	4,918,820
5.63%, 09/15/34	3,740	3,805,279
5.63%, 03/01/36	1,675	1,675,059
5.75%, 06/01/28	3,789	3,884,601
5.75%, 11/01/37	2,065	2,054,665
6.25%, 09/15/54(c)	2,905	2,901,593
6.75%, 12/01/33	1,950	2,110,536
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,773	2,458,752
3.10%, 02/15/30	2,620	2,508,213
3.75%, 07/01/27	2,943	2,932,509
Healthpeak OP LLC
2.13%, 12/01/28	3,215	3,057,292
2.88%, 01/15/31	2,513	2,353,646
3.00%, 01/15/30	4,349	4,160,212
3.50%, 07/15/29	2,886	2,829,530
4.75%, 01/15/33	1,200	1,205,027
5.25%, 12/15/32	3,385	3,496,002
5.38%, 02/15/35	960	989,139
6.75%, 02/01/41	2,000	2,224,427
Highwoods Realty LP
2.60%, 02/01/31	841	756,573
3.05%, 02/15/30	1,802	1,697,170
3.88%, 03/01/27	1,470	1,463,479
4.13%, 03/15/28	1,608	1,597,893
4.20%, 04/15/29	1,610	1,593,432
5.35%, 01/15/33	650	652,598
7.65%, 02/01/34	535	609,577
Host Hotels & Resorts LP
4.25%, 12/15/28	690	693,092
5.50%, 04/15/35	2,715	2,770,732
5.70%, 06/15/32	1,540	1,622,085
5.70%, 07/01/34	2,575	2,679,442
Series H, 3.38%, 12/15/29	3,569	3,457,316
Series I, 3.50%, 09/15/30	2,840	2,723,518
Series J, 2.90%, 12/15/31	2,305	2,105,540
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	2,943	2,593,284
2.30%, 11/15/28	3,160	3,006,268
2.70%, 01/15/34	2,310	1,983,674
4.15%, 04/15/32	2,660	2,589,509
4.88%, 02/01/35	1,265	1,253,232
4.95%, 01/15/33	1,965	1,979,120
5.45%, 08/15/30	2,335	2,432,769
5.50%, 08/15/33	2,230	2,303,584
Kilroy Realty LP
2.50%, 11/15/32	3,433	2,881,859
2.65%, 11/15/33	3,295	2,692,959
3.05%, 02/15/30	3,134	2,913,129
4.25%, 08/15/29	2,563	2,518,008
4.75%, 12/15/28	2,804	2,817,589
5.88%, 10/15/35	330	325,274
6.25%, 01/15/36	1,270	1,295,253
77
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
1.90%, 03/01/28	$1,983	$1,910,993
2.25%, 12/01/31	1,376	1,238,629
2.70%, 10/01/30	1,945	1,844,111
3.20%, 04/01/32	586	550,663
3.70%, 10/01/49	1,377	1,054,244
3.80%, 04/01/27	3,159	3,159,380
4.13%, 12/01/46	1,671	1,416,590
4.25%, 04/01/45	2,017	1,737,267
4.45%, 09/01/47	2,525	2,198,451
4.60%, 02/01/33	3,135	3,163,488
4.85%, 03/01/35	1,550	1,565,580
5.30%, 02/01/36(c)	1,965	2,039,997
6.40%, 03/01/34	2,712	3,017,909
Kite Realty Group LP
4.95%, 12/15/31	1,360	1,389,350
5.20%, 08/15/32	650	668,542
5.50%, 03/01/34	350	364,549
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,475,004
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(c)	380	389,958
Lineage OP LP, 5.25%, 07/15/30	555	565,926
LXP Industrial Trust
2.38%, 10/01/31	685	607,753
2.70%, 09/15/30	1,118	1,036,820
Mid-America Apartments LP
1.70%, 02/15/31	2,996	2,661,973
2.75%, 03/15/30	1,795	1,712,663
2.88%, 09/15/51	1,670	1,077,608
3.60%, 06/01/27	3,730	3,719,234
3.95%, 03/15/29	3,540	3,541,318
4.20%, 06/15/28	2,163	2,177,066
4.65%, 01/15/33	1,750	1,760,216
4.95%, 03/01/35	660	669,991
5.00%, 03/15/34	1,100	1,119,260
5.30%, 02/15/32	1,555	1,634,735
National Health Investors, Inc.
3.00%, 02/01/31	2,328	2,135,732
5.35%, 02/01/33	980	992,150
NNN REIT, Inc.
2.50%, 04/15/30	2,577	2,415,282
3.00%, 04/15/52	2,148	1,378,943
3.10%, 04/15/50	1,972	1,314,438
3.50%, 10/15/27	2,540	2,524,872
3.50%, 04/15/51	2,427	1,753,736
4.30%, 10/15/28	1,940	1,953,221
4.60%, 02/15/31	1,990	2,016,066
4.80%, 10/15/48	1,475	1,329,164
5.50%, 06/15/34	2,030	2,123,268
5.60%, 10/15/33	2,105	2,221,713
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(c)	2,978	2,688,312
3.38%, 02/01/31	3,429	3,234,554
3.63%, 10/01/29	3,487	3,397,253
4.50%, 04/01/27	3,570	3,576,174
4.75%, 01/15/28	3,262	3,293,587
5.20%, 07/01/30	1,560	1,598,942
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,480	2,251,796
4.75%, 03/15/33	120	120,152
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 01/15/35	$1,030	$1,030,527
5.25%, 08/15/32	1,110	1,146,091
5.75%, 07/15/34	1,500	1,588,039
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	658,067
3.15%, 08/15/30	2,088	1,937,835
5.63%, 01/15/33	1,150	1,154,976
6.88%, 07/15/29	200	212,539
Prologis LP
1.25%, 10/15/30	3,748	3,314,885
1.63%, 03/15/31	2,384	2,121,128
1.75%, 07/01/30	1,837	1,670,390
1.75%, 02/01/31	2,945	2,634,858
2.13%, 04/15/27	2,936	2,883,650
2.13%, 10/15/50	2,877	1,580,370
2.25%, 04/15/30(c)	4,032	3,775,316
2.25%, 01/15/32	2,777	2,498,735
2.88%, 11/15/29	2,170	2,091,127
3.00%, 04/15/50	3,563	2,383,870
3.05%, 03/01/50	1,713	1,159,973
3.38%, 12/15/27	2,590	2,573,308
3.88%, 09/15/28	2,192	2,193,099
4.00%, 09/15/28	2,331	2,338,831
4.38%, 02/01/29	1,861	1,885,720
4.38%, 09/15/48	1,200	1,025,057
4.63%, 01/15/33	3,300	3,348,167
4.75%, 01/15/31	2,785	2,869,199
4.75%, 06/15/33	2,708	2,757,308
4.88%, 06/15/28	3,495	3,575,911
5.00%, 03/15/34	3,319	3,405,084
5.00%, 01/31/35	2,920	2,984,466
5.13%, 01/15/34	3,180	3,293,477
5.25%, 05/15/35	3,330	3,464,487
5.25%, 06/15/53	4,180	4,040,517
5.25%, 03/15/54	4,075	3,924,898
Public Storage Operating Co.
1.85%, 05/01/28	3,520	3,377,457
1.95%, 11/09/28	3,020	2,877,848
2.25%, 11/09/31	2,800	2,533,824
2.30%, 05/01/31	3,010	2,759,933
3.09%, 09/15/27	2,470	2,451,494
3.39%, 05/01/29	2,726	2,690,840
4.38%, 07/01/30	2,150	2,183,424
5.00%, 07/01/35	2,530	2,599,243
5.10%, 08/01/33	1,070	1,114,954
5.13%, 01/15/29(c)	2,631	2,726,272
5.35%, 08/01/53	4,379	4,287,524
Rayonier LP, 2.75%, 05/17/31	2,672	2,445,136
Realty Income Corp.
1.80%, 03/15/33	2,098	1,767,878
2.10%, 03/15/28	2,476	2,389,254
2.20%, 06/15/28	2,030	1,956,308
2.70%, 02/15/32	1,735	1,587,902
2.85%, 12/15/32	2,136	1,943,447
3.10%, 12/15/29	3,069	2,976,854
3.20%, 02/15/31	1,630	1,558,417
3.25%, 06/15/29	1,922	1,882,590
3.25%, 01/15/31	5,689	5,457,891
3.40%, 01/15/28	3,365	3,336,229
3.40%, 01/15/30	2,495	2,438,255
3.65%, 01/15/28	2,949	2,939,087
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 08/15/27	$3,711	$3,716,727
3.95%, 02/01/29	1,830	1,833,573
4.00%, 07/15/29	2,382	2,384,176
4.50%, 02/01/33	1,770	1,773,543
4.65%, 03/15/47	3,674	3,306,994
4.70%, 12/15/28	3,050	3,111,002
4.75%, 02/15/29	2,915	2,981,064
4.85%, 03/15/30	1,940	2,000,162
4.90%, 07/15/33	3,535	3,616,551
5.13%, 02/15/34	3,055	3,160,198
5.13%, 04/15/35	1,625	1,670,882
5.38%, 09/01/54	1,045	1,023,848
5.63%, 10/13/32	3,500	3,741,151
Regency Centers LP
2.95%, 09/15/29	2,320	2,242,694
3.70%, 06/15/30	1,763	1,740,512
4.13%, 03/15/28	1,921	1,930,923
4.40%, 02/01/47	1,923	1,674,479
4.50%, 03/15/33	820	819,854
4.65%, 03/15/49	1,886	1,674,309
5.00%, 07/15/32	1,460	1,502,645
5.10%, 01/15/35	765	781,991
5.25%, 01/15/34	1,060	1,099,275
Rexford Industrial Realty LP
2.13%, 12/01/30	2,368	2,144,886
2.15%, 09/01/31	2,255	2,001,508
5.00%, 06/15/28	1,750	1,779,965
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,724,801
3.90%, 10/15/29	2,488	2,449,989
Safehold GL Holdings LLC
2.80%, 06/15/31(c)	2,855	2,637,348
2.85%, 01/15/32(c)	1,115	1,019,606
5.65%, 01/15/35	1,490	1,554,567
6.10%, 04/01/34(c)	1,495	1,612,171
Simon Property Group LP
1.75%, 02/01/28	3,625	3,490,464
2.20%, 02/01/31	3,614	3,298,145
2.25%, 01/15/32	3,610	3,228,049
2.45%, 09/13/29	6,798	6,461,123
2.65%, 07/15/30	3,848	3,636,108
2.65%, 02/01/32	3,325	3,031,173
3.25%, 09/13/49	5,893	4,139,612
3.38%, 06/15/27	3,712	3,693,793
3.38%, 12/01/27	4,508	4,478,161
3.80%, 07/15/50	3,445	2,646,465
4.25%, 10/01/44	1,900	1,632,898
4.25%, 11/30/46	2,437	2,073,371
4.30%, 01/15/31	1,980	1,991,546
4.38%, 10/01/30	1,830	1,852,423
4.75%, 09/26/34	3,435	3,454,265
4.75%, 03/15/42	2,601	2,443,496
5.13%, 10/01/35	3,085	3,159,563
5.50%, 03/08/33	2,950	3,129,675
5.85%, 03/08/53(c)	3,055	3,163,952
6.25%, 01/15/34	1,535	1,696,310
6.65%, 01/15/54	2,284	2,588,439
6.75%, 02/01/40	2,758	3,198,493
Store Capital LLC
2.70%, 12/01/31	2,090	1,871,159
2.75%, 11/18/30	1,484	1,364,272
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 03/15/28	$2,147	$2,156,034
4.63%, 03/15/29	2,016	2,024,614
4.95%, 02/11/31(b)	1,175	1,185,733
5.40%, 04/30/30	1,125	1,155,782
Sun Communities Operating LP
2.30%, 11/01/28	2,253	2,151,969
2.70%, 07/15/31	3,482	3,195,681
4.20%, 04/15/32	2,510	2,461,357
Tanger Properties LP
2.75%, 09/01/31	2,170	1,985,106
3.88%, 07/15/27	2,081	2,075,787
UDR, Inc.
1.90%, 03/15/33	1,685	1,412,171
2.10%, 08/01/32	2,015	1,755,596
2.10%, 06/15/33	1,220	1,028,741
3.00%, 08/15/31	2,678	2,506,617
3.10%, 11/01/34	1,623	1,428,102
3.20%, 01/15/30	4,198	4,071,660
3.50%, 07/01/27	1,868	1,858,190
3.50%, 01/15/28	2,300	2,281,863
4.40%, 01/26/29	2,045	2,066,363
5.13%, 09/01/34	1,270	1,298,027
Ventas Realty LP
2.50%, 09/01/31	3,080	2,798,425
3.00%, 01/15/30	3,200	3,064,079
3.85%, 04/01/27	1,880	1,877,013
4.00%, 03/01/28	2,488	2,487,636
4.38%, 02/01/45	1,218	1,050,067
4.40%, 01/15/29	3,434	3,466,876
4.75%, 11/15/30	1,355	1,382,592
4.88%, 04/15/49	1,947	1,742,825
5.00%, 01/15/35	1,830	1,846,409
5.00%, 02/15/36	1,725	1,723,531
5.10%, 07/15/32	2,980	3,079,263
5.63%, 07/01/34	1,745	1,836,411
5.70%, 09/30/43	1,840	1,882,882
VICI Properties LP
4.75%, 02/15/28	6,515	6,576,369
4.75%, 04/01/28	465	469,647
4.95%, 02/15/30	5,120	5,205,748
5.13%, 11/15/31	2,085	2,121,671
5.13%, 05/15/32	6,790	6,875,489
5.63%, 04/01/35	3,045	3,134,282
5.63%, 05/15/52	4,133	3,887,164
5.75%, 04/01/34	1,900	1,975,334
6.13%, 04/01/54	2,720	2,740,943
Welltower OP LLC
2.05%, 01/15/29	2,543	2,417,525
2.75%, 01/15/31	2,301	2,163,367
2.75%, 01/15/32	2,615	2,411,751
2.80%, 06/01/31	4,095	3,827,956
3.10%, 01/15/30	3,930	3,799,495
3.85%, 06/15/32	2,260	2,208,607
4.13%, 03/15/29	2,861	2,876,972
4.25%, 04/15/28	4,513	4,548,158
4.50%, 07/01/30	3,920	3,988,689
4.95%, 09/01/48	2,505	2,367,541
5.13%, 07/01/35	4,120	4,244,259
6.50%, 03/15/41	2,497	2,834,505
Weyerhaeuser Co.
3.38%, 03/09/33	1,360	1,260,601
79
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 11/15/29	$3,844	$3,826,106
4.00%, 04/15/30	4,260	4,226,831
4.00%, 03/09/52	2,384	1,839,029
6.95%, 10/01/27	3,089	3,229,631
7.38%, 03/15/32	3,073	3,524,275
WP Carey, Inc.
2.25%, 04/01/33	1,935	1,649,223
2.40%, 02/01/31	3,113	2,838,854
2.45%, 02/01/32	2,250	2,014,002
3.85%, 07/15/29	2,671	2,650,816
4.65%, 07/15/30	1,320	1,338,507
5.38%, 06/30/34	1,715	1,783,020
		1,256,521,452
Retail — 0.6%
AutoNation, Inc.
1.95%, 08/01/28	1,537	1,463,276
2.40%, 08/01/31	2,440	2,193,681
3.80%, 11/15/27	2,267	2,258,431
3.85%, 03/01/32	3,120	2,976,545
4.45%, 01/15/29	1,345	1,354,576
4.75%, 06/01/30	2,378	2,412,316
5.89%, 03/15/35	815	850,142
AutoZone, Inc.
1.65%, 01/15/31	2,286	2,025,426
3.75%, 06/01/27	3,789	3,780,668
3.75%, 04/18/29	2,380	2,361,820
4.00%, 04/15/30	3,805	3,787,992
4.50%, 02/01/28	2,995	3,026,015
4.75%, 08/01/32	3,670	3,724,543
4.75%, 02/01/33	2,645	2,676,162
5.10%, 07/15/29	2,745	2,830,365
5.13%, 06/15/30	1,040	1,077,692
5.20%, 08/01/33	1,315	1,364,348
5.40%, 07/15/34(c)	2,925	3,054,256
6.25%, 11/01/28	2,605	2,751,257
6.55%, 11/01/33	2,235	2,497,297
Best Buy Co., Inc.
1.95%, 10/01/30	3,979	3,596,780
4.45%, 10/01/28	3,514	3,551,841
Costco Wholesale Corp.
1.38%, 06/20/27	6,561	6,375,635
1.60%, 04/20/30	8,259	7,561,629
1.75%, 04/20/32	4,640	4,075,306
3.00%, 05/18/27	5,237	5,203,568
Darden Restaurants, Inc.
3.85%, 05/01/27	3,164	3,158,412
4.35%, 10/15/27	2,220	2,231,992
4.55%, 10/15/29	2,900	2,938,318
4.55%, 02/15/48	2,805	2,357,608
6.30%, 10/10/33	1,770	1,940,735
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	3,830	3,557,715
4.00%, 10/01/29(b)	1,160	1,147,930
4.10%, 01/15/52	4,990	3,635,340
Dollar General Corp.
3.50%, 04/03/30	3,538	3,440,955
4.13%, 05/01/28	2,477	2,485,343
4.13%, 04/03/50	3,170	2,507,713
5.00%, 11/01/32	3,825	3,923,419
5.20%, 07/05/28(c)	1,885	1,933,907
5.45%, 07/05/33	2,395	2,510,325
Security	Par (000)	Value
Retail (continued)
5.50%, 11/01/52(c)	$1,501	$1,472,088
Dollar Tree, Inc.
2.65%, 12/01/31	3,885	3,552,030
3.38%, 12/01/51	3,490	2,355,580
4.20%, 05/15/28	6,488	6,509,945
Ferguson Enterprises, Inc.
4.35%, 03/15/31	3,280	3,289,064
5.00%, 10/03/34	620	629,601
Genuine Parts Co.
1.88%, 11/01/30	3,380	2,984,671
2.75%, 02/01/32	1,730	1,532,767
4.95%, 08/15/29	4,555	4,613,818
6.50%, 11/01/28	2,765	2,901,714
6.88%, 11/01/33(c)	1,605	1,772,192
Home Depot, Inc.(The)
0.90%, 03/15/28	2,817	2,668,817
1.38%, 03/15/31	7,555	6,652,998
1.50%, 09/15/28	3,250	3,083,254
1.88%, 09/15/31	4,300	3,838,906
2.38%, 03/15/51	6,285	3,650,608
2.50%, 04/15/27	3,834	3,786,259
2.70%, 04/15/30	7,381	7,050,782
2.75%, 09/15/51	4,710	2,960,960
2.80%, 09/14/27	4,924	4,865,342
2.88%, 04/15/27	3,815	3,782,062
2.95%, 06/15/29	6,476	6,305,430
3.13%, 12/15/49	6,954	4,806,010
3.25%, 04/15/32	6,375	6,082,868
3.30%, 04/15/40	5,357	4,440,311
3.35%, 04/15/50	7,001	5,016,341
3.50%, 09/15/56	4,895	3,467,468
3.63%, 04/15/52	7,425	5,509,056
3.75%, 09/15/28	1,605	1,613,024
3.90%, 12/06/28	6,373	6,405,761
3.90%, 06/15/47	6,001	4,833,196
3.95%, 09/15/30(c)	1,680	1,686,278
4.20%, 04/01/43	5,224	4,600,271
4.25%, 04/01/46	7,720	6,636,265
4.40%, 03/15/45	4,977	4,400,051
4.50%, 09/15/32	2,780	2,835,880
4.50%, 12/06/48	7,443	6,507,025
4.65%, 09/15/35	3,100	3,098,546
4.75%, 06/25/29	5,035	5,183,804
4.85%, 06/25/31	5,170	5,389,618
4.88%, 06/25/27	4,590	4,658,769
4.88%, 02/15/44	5,100	4,838,053
4.90%, 04/15/29	3,610	3,726,007
4.95%, 06/25/34	7,210	7,446,901
4.95%, 09/15/52	4,330	3,994,635
5.30%, 06/25/54	3,395	3,295,953
5.40%, 09/15/40	3,008	3,120,876
5.40%, 06/25/64	2,438	2,367,588
5.88%, 12/16/36	13,720	14,987,711
5.95%, 04/01/41	4,595	5,007,185
Lowe's Companies, Inc.
1.30%, 04/15/28	4,812	4,562,244
1.70%, 09/15/28	4,873	4,614,987
1.70%, 10/15/30	5,373	4,826,821
2.63%, 04/01/31	8,297	7,694,921
2.80%, 09/15/41	4,721	3,463,855
3.00%, 10/15/50	8,518	5,523,183
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.10%, 05/03/27	$6,491	$6,432,375
3.35%, 04/01/27	3,188	3,169,736
3.50%, 04/01/51	2,347	1,666,754
3.65%, 04/05/29	6,503	6,447,607
3.70%, 04/15/46	6,336	4,890,662
3.75%, 04/01/32	6,480	6,273,390
4.05%, 05/03/47	7,109	5,716,941
4.25%, 04/01/52	6,340	5,071,250
4.38%, 09/15/45	2,130	1,817,160
4.45%, 04/01/62	4,600	3,645,097
4.50%, 04/15/30	5,504	5,595,814
4.55%, 04/05/49	2,933	2,505,436
4.65%, 04/15/42	2,700	2,499,808
5.00%, 04/15/33	4,460	4,600,145
5.00%, 04/15/40	2,066	2,034,070
5.13%, 04/15/50	2,145	1,969,544
5.15%, 07/01/33	4,275	4,438,584
5.50%, 10/15/35	2,028	2,136,362
5.63%, 04/15/53	6,755	6,647,975
5.75%, 07/01/53	2,415	2,419,670
5.80%, 09/15/62	4,585	4,542,639
5.85%, 04/01/63	3,330	3,319,156
6.50%, 03/15/29	3,635	3,902,566
Lowe's Cos., Inc.
3.95%, 10/15/27	4,900	4,915,553
4.00%, 10/15/28	4,290	4,301,321
4.25%, 03/15/31	5,370	5,385,994
4.50%, 10/15/32	4,890	4,913,007
4.85%, 10/15/35	4,615	4,609,482
McDonald's Corp.
2.13%, 03/01/30	3,885	3,626,333
2.63%, 09/01/29	5,248	5,036,970
3.50%, 03/01/27	4,799	4,783,800
3.50%, 07/01/27	5,008	4,988,720
3.60%, 07/01/30	4,795	4,738,773
3.63%, 05/01/43	2,581	2,069,460
3.63%, 09/01/49	8,037	6,045,347
3.70%, 02/15/42	2,436	2,034,525
3.80%, 04/01/28	5,406	5,408,621
4.20%, 04/01/50	3,556	2,929,670
4.40%, 02/12/31	2,645	2,687,662
4.45%, 03/01/47	5,124	4,471,437
4.45%, 09/01/48	3,710	3,213,727
4.60%, 05/15/30	2,290	2,345,468
4.60%, 09/09/32	1,745	1,791,050
4.60%, 05/26/45	2,829	2,542,716
4.70%, 12/09/35	4,121	4,162,869
4.80%, 08/14/28	3,300	3,375,928
4.88%, 07/15/40	1,447	1,416,687
4.88%, 12/09/45	8,080	7,490,689
4.95%, 08/14/33	3,055	3,179,030
4.95%, 03/03/35	2,570	2,633,505
5.00%, 05/17/29	2,740	2,833,096
5.00%, 02/13/36	3,395	3,478,927
5.15%, 09/09/52	3,355	3,161,802
5.20%, 05/17/34	1,940	2,036,331
5.45%, 08/14/53	3,845	3,783,860
5.70%, 02/01/39	1,684	1,810,075
6.30%, 10/15/37	4,068	4,590,471
6.30%, 03/01/38	3,363	3,771,797
Security	Par (000)	Value
Retail (continued)
O'Reilly Automotive, Inc.
1.75%, 03/15/31	$1,835	$1,629,122
3.60%, 09/01/27	4,211	4,190,324
3.90%, 06/01/29	2,867	2,858,744
4.20%, 04/01/30	3,026	3,036,255
4.35%, 06/01/28	2,260	2,280,427
4.70%, 06/15/32	3,700	3,761,508
5.00%, 08/19/34	2,025	2,057,555
Ross Stores, Inc., 1.88%, 04/15/31	2,435	2,171,127
Starbucks Corp.
2.00%, 03/12/27	3,706	3,639,619
2.25%, 03/12/30	3,925	3,660,646
2.55%, 11/15/30	5,716	5,342,625
3.00%, 02/14/32	4,995	4,663,202
3.35%, 03/12/50	3,198	2,251,772
3.50%, 03/01/28	3,626	3,601,040
3.50%, 11/15/50	5,155	3,718,711
3.55%, 08/15/29	4,485	4,435,650
3.75%, 12/01/47	2,829	2,184,585
4.00%, 11/15/28	4,645	4,657,138
4.30%, 06/15/45	1,971	1,698,837
4.45%, 08/15/49	4,449	3,792,576
4.50%, 05/15/28	3,040	3,075,053
4.50%, 11/15/48	5,145	4,423,612
4.80%, 05/15/30(c)	1,620	1,667,836
4.80%, 02/15/33	2,595	2,659,325
4.90%, 02/15/31(c)	2,565	2,655,563
5.00%, 02/15/34(c)	2,155	2,223,875
5.40%, 05/15/35(c)	1,300	1,369,630
Target Corp.
2.35%, 02/15/30	3,781	3,569,206
2.65%, 09/15/30	2,894	2,735,705
2.95%, 01/15/52	5,715	3,749,690
3.38%, 04/15/29	4,818	4,765,335
3.63%, 04/15/46	3,948	3,088,617
3.90%, 11/15/47	3,862	3,111,518
4.00%, 07/01/42	4,711	4,054,026
4.35%, 06/15/28	1,405	1,424,417
4.40%, 01/15/33	2,525	2,556,639
4.50%, 09/15/32(c)	4,545	4,649,094
4.50%, 09/15/34	3,065	3,064,489
4.80%, 01/15/53(c)	3,876	3,524,555
5.00%, 04/15/35(c)	3,200	3,284,797
5.25%, 02/15/36	3,060	3,178,521
6.35%, 11/01/32	1,731	1,935,132
6.50%, 10/15/37	2,178	2,501,717
7.00%, 01/15/38	2,439	2,903,883
TJX Companies, Inc.(The)
1.15%, 05/15/28	2,196	2,076,241
1.60%, 05/15/31	1,375	1,223,961
3.88%, 04/15/30	3,630	3,631,067
4.50%, 04/15/50	3,375	2,978,247
Tractor Supply Co.
1.75%, 11/01/30	3,335	2,986,127
5.25%, 05/15/33	1,310	1,360,603
Walmart, Inc.
2.38%, 09/24/29	1,852	1,776,244
2.50%, 09/22/41	6,346	4,718,811
2.65%, 09/22/51	8,955	5,735,988
2.95%, 09/24/49	4,098	2,847,850
3.25%, 07/08/29	3,398	3,365,913
81
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.63%, 12/15/47	$2,585	$2,052,843
3.70%, 06/26/28	5,397	5,408,485
3.90%, 04/15/28	4,900	4,928,329
3.95%, 06/28/38	2,990	2,826,954
4.00%, 04/15/30	3,469	3,516,451
4.00%, 04/11/43	1,335	1,178,053
4.05%, 06/29/48	4,810	4,065,791
4.10%, 04/28/27	2,405	2,420,010
4.10%, 04/15/33	5,475	5,505,361
4.15%, 09/09/32	5,340	5,415,579
4.30%, 04/22/44	2,020	1,864,292
4.35%, 04/28/30	2,800	2,858,868
4.50%, 09/09/52	3,790	3,374,710
4.50%, 04/15/53	9,005	8,044,973
4.90%, 04/28/35	6,150	6,379,702
5.00%, 10/25/40	2,125	2,196,091
5.25%, 09/01/35	3,600	3,844,301
5.63%, 04/01/40	2,566	2,791,754
5.63%, 04/15/41	1,945	2,096,978
5.88%, 04/05/27(c)	350	358,575
6.20%, 04/15/38	2,524	2,878,482
6.50%, 08/15/37	6,275	7,362,965
7.55%, 02/15/30	4,690	5,361,106
		843,044,476
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	3,715	3,679,896
4.32%, 03/24/28	2,485	2,514,304
4.39%, 06/01/52	3,565	3,048,230
Analog Devices, Inc.
1.70%, 10/01/28	4,804	4,560,938
2.10%, 10/01/31	4,435	3,992,885
2.80%, 10/01/41	3,685	2,766,917
2.95%, 10/01/51	5,285	3,494,487
3.45%, 06/15/27	3,537	3,525,341
4.25%, 06/15/28	3,595	3,634,392
4.50%, 06/15/30	3,620	3,700,075
5.05%, 04/01/34	2,635	2,757,311
5.30%, 12/15/45	2,240	2,238,330
5.30%, 04/01/54	2,510	2,454,595
Applied Materials, Inc.
1.75%, 06/01/30	5,265	4,801,878
2.75%, 06/01/50	3,746	2,477,158
3.30%, 04/01/27	7,125	7,096,639
4.00%, 01/15/31	2,815	2,815,589
4.35%, 04/01/47	4,807	4,251,550
4.60%, 01/15/36	1,870	1,859,907
4.80%, 06/15/29	3,590	3,697,501
5.10%, 10/01/35	3,549	3,691,353
5.85%, 06/15/41	3,409	3,691,210
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,229	5,206,615
Broadcom, Inc.
1.95%, 02/15/28	1,910	1,845,683
2.45%, 02/15/31	11,520	10,647,329
2.60%, 02/15/33	7,625	6,787,947
3.14%, 11/15/35(b)	11,535	10,076,609
3.19%, 11/15/36(b)	6,115	5,272,947
3.42%, 04/15/33	11,111	10,400,086
3.47%, 04/15/34	14,370	13,277,442
3.50%, 02/15/41	14,463	11,988,094
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 02/15/51	$8,101	$6,249,562
4.00%, 04/15/29(b)	6,210	6,223,436
4.15%, 11/15/30	6,845	6,868,654
4.15%, 04/15/32(b)	5,550	5,489,499
4.20%, 10/15/30	2,905	2,919,103
4.30%, 01/15/31	2,000	2,017,479
4.30%, 11/15/32	8,084	8,055,848
4.35%, 02/15/30	5,720	5,790,463
4.55%, 02/15/32	4,020	4,070,605
4.60%, 07/15/30	5,705	5,828,620
4.60%, 01/15/33	3,925	3,966,698
4.75%, 04/15/29	3,950	4,040,397
4.80%, 04/15/28	3,475	3,544,992
4.80%, 10/15/34	7,900	7,980,091
4.80%, 02/15/36	9,000	9,023,511
4.90%, 07/15/32	7,500	7,722,157
4.90%, 02/15/38	6,875	6,839,065
4.93%, 05/15/37(b)	20,040	20,032,648
4.95%, 01/15/36	5,160	5,221,731
5.00%, 04/15/30	2,110	2,180,722
5.05%, 07/12/27	2,528	2,570,098
5.05%, 07/12/29	6,425	6,643,477
5.05%, 04/15/30	3,625	3,757,364
5.15%, 11/15/31	10,345	10,830,357
5.20%, 04/15/32	3,695	3,860,520
5.20%, 07/15/35	9,980	10,314,656
5.70%, 01/15/56	1,400	1,438,647
Intel Corp.
1.60%, 08/12/28	5,273	4,984,784
2.00%, 08/12/31	5,930	5,253,486
2.45%, 11/15/29	8,427	7,944,175
2.80%, 08/12/41	4,750	3,381,719
3.05%, 08/12/51	4,710	2,957,772
3.10%, 02/15/60	5,390	3,080,077
3.15%, 05/11/27	5,248	5,196,420
3.20%, 08/12/61	4,490	2,599,954
3.25%, 11/15/49	8,933	5,842,677
3.73%, 12/08/47	9,085	6,566,038
3.75%, 03/25/27	5,155	5,145,015
3.75%, 08/05/27	6,215	6,194,170
3.90%, 03/25/30	7,869	7,774,718
4.00%, 08/05/29	4,090	4,078,901
4.00%, 12/15/32	4,491	4,338,134
4.10%, 05/19/46	6,082	4,721,535
4.10%, 05/11/47	7,108	5,480,822
4.15%, 08/05/32	4,635	4,530,733
4.25%, 12/15/42	2,957	2,451,789
4.60%, 03/25/40	4,544	4,129,155
4.75%, 03/25/50	9,230	7,683,205
4.80%, 10/01/41	4,160	3,760,922
4.88%, 02/10/28	7,941	8,065,860
4.90%, 07/29/45	4,706	4,129,090
4.90%, 08/05/52	6,100	5,146,063
4.95%, 03/25/60	5,184	4,293,522
5.00%, 02/21/31	2,600	2,675,871
5.05%, 08/05/62	5,111	4,248,615
5.13%, 02/10/30	6,355	6,553,012
5.15%, 02/21/34(c)	3,805	3,884,604
5.20%, 02/10/33(c)	10,475	10,788,957
5.60%, 02/21/54(c)	4,130	3,890,847
5.63%, 02/10/43	4,890	4,796,414
Schedule of Investments
82

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.70%, 02/10/53	$8,060	$7,646,063
5.90%, 02/10/63	5,990	5,748,905
KLA Corp.
3.30%, 03/01/50	4,083	2,897,265
4.10%, 03/15/29	4,123	4,146,603
4.65%, 07/15/32	3,815	3,908,816
4.70%, 02/01/34	1,800	1,824,991
4.95%, 07/15/52	6,810	6,308,055
5.00%, 03/15/49	2,419	2,263,355
5.25%, 07/15/62	4,405	4,150,603
Lam Research Corp.
1.90%, 06/15/30	7,445	6,834,089
2.88%, 06/15/50	4,944	3,256,682
3.13%, 06/15/60	3,526	2,231,489
4.00%, 03/15/29	3,636	3,652,105
4.88%, 03/15/49	3,605	3,356,524
Marvell Technology, Inc.
2.45%, 04/15/28	5,002	4,842,228
2.95%, 04/15/31	3,960	3,701,087
4.75%, 07/15/30	2,285	2,329,640
4.88%, 06/22/28	2,520	2,566,218
5.45%, 07/15/35	2,305	2,394,182
5.75%, 02/15/29	1,355	1,415,105
5.95%, 09/15/33	1,775	1,905,223
Microchip Technology, Inc.
4.90%, 03/15/28	3,205	3,257,995
5.05%, 03/15/29	4,475	4,594,373
5.05%, 02/15/30	3,415	3,506,510
Micron Technology, Inc.
2.70%, 04/15/32	4,937	4,512,634
3.37%, 11/01/41	2,865	2,275,551
3.48%, 11/01/51(c)	2,960	2,169,096
5.30%, 01/15/31	4,355	4,574,503
5.65%, 11/01/32	640	682,227
5.80%, 01/15/35	2,310	2,473,455
5.88%, 02/09/33	3,630	3,903,723
5.88%, 09/15/33	5,435	5,838,036
6.05%, 11/01/35	4,140	4,500,629
NVIDIA Corp.
1.55%, 06/15/28	7,890	7,532,386
2.00%, 06/15/31	7,438	6,770,991
2.85%, 04/01/30	7,642	7,350,703
3.50%, 04/01/40	5,698	4,916,813
3.50%, 04/01/50	10,312	7,856,407
3.70%, 04/01/60	2,700	2,021,679
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,112	3,219,821
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	5,394	4,939,035
2.65%, 02/15/32	4,611	4,161,059
3.13%, 02/15/42	2,925	2,177,893
3.15%, 05/01/27	3,215	3,186,052
3.25%, 05/11/41	4,830	3,718,470
3.25%, 11/30/51	2,610	1,750,568
3.40%, 05/01/30	4,943	4,789,419
4.30%, 08/19/28	2,460	2,475,402
4.30%, 06/18/29	5,484	5,516,407
4.40%, 06/01/27	1,480	1,487,443
4.85%, 08/19/32	1,300	1,319,093
5.00%, 01/15/33	5,060	5,165,876
5.25%, 08/19/35(c)	2,705	2,762,847
Qorvo, Inc., 4.38%, 10/15/29	5,065	4,986,766
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM, Inc.
1.30%, 05/20/28	$5,685	$5,396,314
1.65%, 05/20/32	5,933	5,128,999
2.15%, 05/20/30	6,930	6,455,634
3.25%, 05/20/27(c)	10,082	10,032,582
3.25%, 05/20/50	4,244	2,961,413
4.25%, 05/20/32	3,356	3,379,808
4.30%, 05/20/47	7,070	5,991,945
4.50%, 05/20/30	2,825	2,880,439
4.50%, 05/20/52	5,115	4,326,729
4.65%, 05/20/35	5,427	5,483,455
4.75%, 05/20/32	2,815	2,891,636
4.80%, 05/20/45	6,741	6,210,858
5.00%, 05/20/35	2,770	2,834,532
5.40%, 05/20/33	3,675	3,910,979
6.00%, 05/20/53	5,715	6,042,159
Skyworks Solutions, Inc., 3.00%, 06/01/31	3,290	2,995,236
Texas Instruments, Inc.
1.75%, 05/04/30	4,905	4,504,349
1.90%, 09/15/31	3,525	3,165,386
2.25%, 09/04/29	4,863	4,625,023
2.70%, 09/15/51	3,805	2,375,615
2.90%, 11/03/27	3,591	3,552,573
3.65%, 08/16/32	3,455	3,357,507
3.88%, 03/15/39	4,828	4,366,308
4.10%, 08/16/52	2,461	1,993,936
4.15%, 05/15/48	7,186	6,024,207
4.50%, 05/23/30	2,440	2,490,816
4.60%, 02/15/28(c)	4,330	4,403,302
4.60%, 02/08/29	2,080	2,131,151
4.85%, 02/08/34	2,105	2,173,085
4.90%, 03/14/33	3,130	3,248,020
5.00%, 03/14/53	3,455	3,228,799
5.05%, 05/18/63	5,480	5,010,705
5.10%, 05/23/35	2,260	2,354,246
5.15%, 02/08/54	2,055	1,976,266
TSMC Arizona Corp.
2.50%, 10/25/31	7,790	7,203,005
3.13%, 10/25/41	6,500	5,473,986
3.25%, 10/25/51	4,500	3,530,970
3.88%, 04/22/27	3,715	3,715,793
4.13%, 04/22/29	1,475	1,484,846
4.25%, 04/22/32	2,395	2,426,907
4.50%, 04/22/52(c)	2,015	1,953,303
Xilinx, Inc., 2.38%, 06/01/30	5,626	5,277,363
		859,045,969
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	3,054	2,913,989
3.48%, 12/01/27	3,941	3,906,787
4.20%, 05/01/30	2,905	2,900,694
5.35%, 01/15/30	2,265	2,350,593
5.75%, 01/15/35	2,345	2,506,450
		14,578,513
Software — 0.7%
Adobe, Inc.
2.30%, 02/01/30	8,166	7,655,864
4.75%, 01/17/28(c)	1,900	1,937,358
4.80%, 04/04/29	3,490	3,582,393
4.85%, 04/04/27	3,790	3,833,281
83
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.95%, 01/17/30	$1,160	$1,199,296
4.95%, 04/04/34	2,615	2,672,199
5.30%, 01/17/35(c)	1,840	1,917,903
Atlassian Corp.
5.25%, 05/15/29	2,500	2,543,465
5.50%, 05/15/34	2,040	2,033,493
Autodesk, Inc.
2.40%, 12/15/31	5,538	4,959,769
2.85%, 01/15/30	4,412	4,203,388
3.50%, 06/15/27	4,285	4,259,356
5.30%, 06/15/35	1,930	1,964,674
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5,576	5,054,507
2.90%, 12/01/29	5,203	4,926,405
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,815	2,828,602
4.30%, 09/10/29	5,095	5,150,174
4.70%, 09/10/34	2,210	2,226,873
Concentrix Corp.
6.50%, 03/01/29(c)	875	864,564
6.60%, 08/02/28(c)	4,765	4,781,941
6.85%, 08/02/33(c)	2,865	2,759,604
Fidelity National Information Services, Inc.
1.65%, 03/01/28	4,329	4,130,097
2.25%, 03/01/31(c)	450	405,319
3.10%, 03/01/41	4,080	3,010,317
3.75%, 05/21/29	3,270	3,223,324
4.50%, 08/15/46	2,047	1,732,503
5.10%, 07/15/32	4,420	4,490,586
Fiserv, Inc.
2.25%, 06/01/27	4,265	4,166,269
2.65%, 06/01/30	5,879	5,454,336
3.50%, 07/01/29	14,215	13,809,669
4.20%, 10/01/28	5,277	5,277,853
4.40%, 07/01/49	10,240	8,107,857
4.55%, 02/15/31	3,440	3,430,200
4.75%, 03/15/30	3,390	3,417,119
5.15%, 03/15/27	4,900	4,947,194
5.15%, 08/12/34	4,590	4,571,159
5.25%, 08/11/35(c)	3,425	3,425,267
5.35%, 03/15/31	3,400	3,501,527
5.38%, 08/21/28	3,895	3,992,206
5.45%, 03/02/28	5,069	5,185,806
5.45%, 03/15/34	3,350	3,414,843
5.60%, 03/02/33	2,970	3,071,284
5.63%, 08/21/33	5,640	5,838,774
Intuit, Inc.
1.35%, 07/15/27	4,059	3,929,099
1.65%, 07/15/30	4,712	4,253,593
5.13%, 09/15/28	4,825	4,965,081
5.20%, 09/15/33	4,585	4,743,906
5.50%, 09/15/53	3,565	3,373,080
Microsoft Corp.
1.35%, 09/15/30	4,055	3,662,539
2.50%, 09/15/50	7,633	4,720,883
2.53%, 06/01/50	28,820	17,876,383
2.68%, 06/01/60(c)	16,612	9,634,452
2.92%, 03/17/52	26,261	17,460,941
3.04%, 03/17/62	8,489	5,327,442
3.40%, 06/15/27	4,065	4,057,868
3.45%, 08/08/36	8,556	7,901,179
Security	Par (000)	Value
Software (continued)
3.50%, 02/12/35(c)	$8,796	$8,333,034
3.50%, 11/15/42	3,845	3,216,378
3.70%, 08/08/46	6,440	5,243,757
3.75%, 02/12/45	3,215	2,681,932
3.95%, 08/08/56	2,335	1,858,022
4.00%, 02/12/55	2,845	2,299,391
4.10%, 02/06/37	2,321	2,267,688
4.20%, 11/03/35(c)	3,595	3,616,776
4.25%, 02/06/47	3,047	2,702,313
4.45%, 11/03/45	2,656	2,459,376
4.50%, 10/01/40	4,080	4,028,094
4.50%, 06/15/47	3,048	2,784,852
4.50%, 02/06/57	2,680	2,404,624
5.20%, 06/01/39	2,970	3,148,006
5.30%, 02/08/41(c)	4,925	5,150,928
MSCI, Inc.
5.15%, 03/15/36	1,885	1,866,660
5.25%, 09/01/35	3,010	3,010,828
Oracle Corp.
2.30%, 03/25/28	9,310	8,924,989
2.80%, 04/01/27	11,812	11,632,756
2.88%, 03/25/31	14,516	13,194,294
2.95%, 04/01/30	13,810	12,847,091
3.25%, 11/15/27	13,072	12,840,500
3.25%, 05/15/30	3,554	3,337,831
3.60%, 04/01/40	13,370	10,037,380
3.60%, 04/01/50	20,128	12,586,027
3.65%, 03/25/41	9,853	7,318,148
3.80%, 11/15/37	7,760	6,388,851
3.85%, 07/15/36	5,540	4,725,151
3.85%, 04/01/60	15,606	9,491,328
3.90%, 05/15/35	5,880	5,150,036
3.95%, 03/25/51	14,492	9,576,470
4.00%, 07/15/46	12,819	8,952,843
4.00%, 11/15/47	10,173	7,007,766
4.10%, 03/25/61	6,951	4,450,850
4.13%, 05/15/45	9,644	6,970,472
4.20%, 09/27/29	8,030	7,926,225
4.30%, 07/08/34	8,067	7,373,866
4.38%, 05/15/55	6,139	4,247,048
4.45%, 09/26/30	9,530	9,340,880
4.50%, 05/06/28	3,620	3,639,523
4.50%, 07/08/44	4,638	3,572,664
4.55%, 02/04/29	15,725	15,748,685
4.65%, 05/06/30	3,425	3,419,174
4.70%, 09/27/34	10,285	9,662,040
4.80%, 08/03/28	7,660	7,743,944
4.80%, 09/26/32	11,990	11,720,041
4.90%, 02/06/33	7,330	7,162,946
4.95%, 02/04/31	15,575	15,542,333
5.20%, 09/26/35	11,645	11,253,970
5.25%, 02/03/32	6,230	6,252,750
5.35%, 05/04/33	15,735	15,797,443
5.38%, 07/15/40	10,029	9,167,179
5.38%, 09/27/54	8,000	6,452,100
5.50%, 08/03/35	9,450	9,336,520
5.50%, 09/27/64	6,655	5,276,347
5.55%, 02/06/53	10,195	8,510,512
5.70%, 02/04/36	20,350	20,356,720
5.88%, 09/26/45	15,010	13,572,144
5.95%, 09/26/55	9,800	8,617,461
Schedule of Investments
84

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.00%, 08/03/55	$8,500	$7,476,010
6.10%, 09/26/65	10,465	9,063,318
6.13%, 07/08/39	6,393	6,324,323
6.13%, 08/03/65	5,220	4,515,671
6.15%, 11/09/29	6,200	6,496,561
6.25%, 11/09/32	8,907	9,407,133
6.50%, 04/15/38	5,765	5,971,974
6.55%, 02/04/46	18,850	18,391,828
6.70%, 02/04/56	18,235	17,672,117
6.85%, 02/04/66	18,850	18,076,694
6.90%, 11/09/52	11,020	10,883,622
Paychex, Inc.
5.10%, 04/15/30	3,885	3,967,640
5.35%, 04/15/32	4,715	4,834,498
5.60%, 04/15/35(c)	4,295	4,401,276
Roper Technologies, Inc.
1.40%, 09/15/27	4,511	4,340,928
1.75%, 02/15/31	4,848	4,259,665
2.00%, 06/30/30	3,339	3,030,787
2.95%, 09/15/29	3,658	3,504,928
4.20%, 09/15/28	5,139	5,149,673
4.25%, 09/15/28	1,080	1,084,219
4.45%, 09/15/30	1,750	1,758,796
4.50%, 10/15/29	2,390	2,421,259
4.75%, 02/15/32	3,040	3,066,723
4.90%, 10/15/34	5,025	4,985,392
5.10%, 09/15/35	2,625	2,616,497
Salesforce, Inc.
1.50%, 07/15/28	3,820	3,618,243
1.95%, 07/15/31	6,392	5,684,372
2.70%, 07/15/41	4,860	3,454,034
2.90%, 07/15/51	10,920	6,698,035
3.05%, 07/15/61	6,140	3,577,063
3.70%, 04/11/28	9,381	9,356,447
ServiceNow, Inc., 1.40%, 09/01/30	8,659	7,669,345
Synopsys, Inc.
4.55%, 04/01/27	6,705	6,755,953
4.65%, 04/01/28	3,530	3,575,035
4.85%, 04/01/30	7,390	7,568,603
5.00%, 04/01/32	7,205	7,428,109
5.15%, 04/01/35	6,950	7,097,160
5.70%, 04/01/55	2,860	2,858,063
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	4,345	4,333,377
4.00%, 04/14/32	3,208	3,128,843
4.95%, 03/28/28	5,320	5,411,627
5.40%, 06/12/29	3,195	3,310,974
5.60%, 06/12/34(c)	2,585	2,691,131
VMware LLC
1.80%, 08/15/28	4,309	4,097,031
2.20%, 08/15/31	5,693	5,099,715
4.70%, 05/15/30	4,265	4,355,958
Workday, Inc.
3.50%, 04/01/27	4,780	4,755,135
3.70%, 04/01/29	4,003	3,936,575
3.80%, 04/01/32	5,640	5,354,857
		981,580,238
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	5,505	5,229,099
3.63%, 04/22/29	7,296	7,195,697
Security	Par (000)	Value
Telecommunications (continued)
4.38%, 07/16/42	$5,145	$4,592,614
4.38%, 04/22/49	5,806	4,969,704
4.70%, 07/21/32	5,265	5,344,530
5.00%, 01/20/33	2,480	2,560,121
6.13%, 11/15/37	2,850	3,113,639
6.13%, 03/30/40	10,107	10,992,008
6.38%, 03/01/35	6,248	7,003,199
AT&T, Inc.
1.65%, 02/01/28	11,426	10,955,319
2.25%, 02/01/32	12,391	11,067,982
2.30%, 06/01/27	12,517	12,277,778
2.55%, 12/01/33	16,950	14,684,672
2.75%, 06/01/31	17,111	15,938,276
3.10%, 02/01/43	2,810	2,094,847
3.30%, 02/01/52	3,790	2,508,243
3.50%, 06/01/41	11,145	8,943,667
3.50%, 09/15/53	32,606	22,194,406
3.50%, 02/01/61	3,115	2,013,014
3.55%, 09/15/55	33,153	22,419,615
3.65%, 06/01/51	13,481	9,630,584
3.65%, 09/15/59	26,190	17,612,410
3.80%, 12/01/57	25,666	18,008,193
3.85%, 06/01/60	6,630	4,621,709
4.10%, 02/15/28	6,185	6,203,249
4.25%, 03/01/27	5,884	5,898,790
4.30%, 02/15/30	15,642	15,776,600
4.30%, 12/15/42	6,260	5,389,555
4.35%, 03/01/29	14,884	15,049,918
4.35%, 06/15/45	4,880	4,099,386
4.40%, 04/30/31	5,750	5,802,354
4.50%, 05/15/35	12,094	11,792,033
4.50%, 03/09/48	8,070	6,752,405
4.55%, 11/01/32	4,315	4,341,367
4.55%, 03/09/49	4,329	3,626,979
4.65%, 06/01/44	2,444	2,165,608
4.70%, 08/15/30	6,660	6,829,200
4.75%, 04/30/33	5,500	5,576,190
4.75%, 05/15/46	7,491	6,576,631
4.80%, 06/15/44	1,960	1,758,793
4.85%, 03/01/39	5,397	5,188,840
4.85%, 07/15/45	1,984	1,792,902
4.90%, 11/01/35	6,480	6,494,120
4.90%, 08/15/37	4,093	4,037,574
5.13%, 04/30/36	5,750	5,830,594
5.15%, 03/15/42	1,810	1,745,442
5.15%, 11/15/46	3,121	2,894,209
5.15%, 02/15/50	3,087	2,802,538
5.25%, 03/01/37	5,680	5,808,246
5.35%, 09/01/40	2,263	2,252,502
5.38%, 08/15/35	6,305	6,543,510
5.40%, 02/15/34	12,525	13,121,215
5.45%, 03/01/47	2,387	2,292,296
5.55%, 08/15/41	3,262	3,269,946
5.55%, 11/01/45	5,480	5,391,372
5.65%, 02/15/47	1,942	1,965,727
5.70%, 11/01/54	8,550	8,296,486
5.70%, 03/01/57	2,136	2,083,979
5.85%, 04/30/46	4,500	4,539,484
6.00%, 08/15/40	3,274	3,468,697
6.00%, 04/30/56	5,500	5,545,909
6.05%, 08/15/56	7,770	7,906,925
85
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.30%, 01/15/38	$1,795	$1,970,379
6.38%, 03/01/41	2,369	2,571,137
6.55%, 02/15/39	1,520	1,699,991
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,990	2,173,298
4.30%, 07/29/49	3,035	2,495,220
4.46%, 04/01/48	5,916	5,002,903
5.10%, 05/11/33	5,795	5,956,246
5.20%, 02/15/34(c)	3,245	3,339,213
5.55%, 02/15/54(c)	3,985	3,904,203
Series US-4, 3.65%, 03/17/51	2,549	1,885,065
Series US-5, 2.15%, 02/15/32(c)	4,005	3,528,288
Series US-6, 3.20%, 02/15/52	70	47,175
British Telecommunications PLC
5.13%, 12/04/28	5,608	5,756,862
9.63%, 12/15/30	13,461	16,464,630
Cisco Systems, Inc.
4.55%, 02/24/28(c)	4,505	4,579,639
4.75%, 02/24/30	4,730	4,877,662
4.85%, 02/26/29	10,256	10,562,569
4.95%, 02/26/31	8,005	8,330,135
4.95%, 02/24/32	4,730	4,927,190
5.05%, 02/26/34	9,720	10,097,795
5.10%, 02/24/35	5,240	5,443,308
5.30%, 02/26/54	8,705	8,470,725
5.35%, 02/26/64	5,105	4,883,845
5.50%, 01/15/40	8,716	9,151,379
5.50%, 02/24/55	3,720	3,732,370
5.90%, 02/15/39	9,925	10,852,102
Corning, Inc.
3.90%, 11/15/49	2,183	1,731,932
4.38%, 11/15/57	4,052	3,386,225
4.70%, 03/15/37	1,527	1,505,065
4.75%, 03/15/42	2,560	2,411,205
5.35%, 11/15/48	2,984	2,950,929
5.45%, 11/15/79	4,623	4,359,388
5.75%, 08/15/40	2,627	2,787,582
5.85%, 11/15/68	1,970	1,967,325
Deutsche Telekom International Finance BV
8.75%, 06/15/30	17,815	20,882,728
9.25%, 06/01/32	4,392	5,534,060
Frontier Florida LLC, Series E, 6.86%, 02/01/28	20	20,805
Juniper Networks, Inc.
2.00%, 12/10/30	3,126	2,807,851
3.75%, 08/15/29	3,151	3,096,508
5.95%, 03/15/41	2,569	2,622,743
Koninklijke KPN NV, 8.38%, 10/01/30	1,822	2,137,573
Motorola Solutions, Inc.
2.30%, 11/15/30	3,491	3,209,623
2.75%, 05/24/31	5,190	4,814,773
4.60%, 02/23/28	4,360	4,408,034
4.60%, 05/23/29	4,681	4,751,854
4.85%, 08/15/30	2,030	2,084,221
5.00%, 04/15/29	2,455	2,523,588
5.20%, 08/15/32	1,670	1,741,080
5.40%, 04/15/34	4,020	4,195,665
5.50%, 09/01/44	2,398	2,384,499
5.55%, 08/15/35	2,990	3,146,893
5.60%, 06/01/32	3,240	3,441,003
Security	Par (000)	Value
Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27	$3,828	$3,825,598
6.63%, 05/15/39	2,751	2,978,499
Orange SA
5.38%, 01/13/42	4,189	4,163,247
5.50%, 02/06/44	4,174	4,223,559
9.00%, 03/01/31	13,375	16,136,816
Rogers Communications, Inc.
3.20%, 03/15/27	4,190	4,158,732
3.70%, 11/15/49	3,350	2,531,449
3.80%, 03/15/32	5,315	5,076,683
4.30%, 02/15/48	3,372	2,754,117
4.35%, 05/01/49	800	652,788
4.50%, 03/15/42	3,495	3,047,405
4.50%, 03/15/43	2,603	2,242,736
4.55%, 03/15/52	8,310	6,807,852
5.00%, 02/15/29	5,186	5,302,257
5.00%, 03/15/44	4,283	3,893,685
5.30%, 02/15/34	5,375	5,486,080
5.45%, 10/01/43	2,913	2,794,902
7.50%, 08/15/38	2,691	3,156,994
Sprint Capital Corp.
6.88%, 11/15/28	5,935	6,373,886
8.75%, 03/15/32	10,350	12,637,770
Telefonica Emisiones SA
4.10%, 03/08/27	5,864	5,868,268
4.67%, 03/06/38	2,871	2,668,123
4.90%, 03/06/48	6,048	5,194,427
5.21%, 03/08/47	11,620	10,427,577
5.52%, 03/01/49(c)	5,300	4,942,043
7.05%, 06/20/36	9,799	11,086,663
Telefonica Europe BV, 8.25%, 09/15/30	6,908	7,974,640
TELUS Corp.
3.40%, 05/13/32	5,595	5,228,869
3.70%, 09/15/27	3,658	3,637,140
4.60%, 11/16/48	170	147,905
T-Mobile USA, Inc.
2.05%, 02/15/28	9,210	8,892,321
2.25%, 11/15/31(c)	6,519	5,850,392
2.40%, 03/15/29	3,588	3,426,624
2.55%, 02/15/31	13,619	12,603,219
2.63%, 02/15/29	5,785	5,566,354
2.70%, 03/15/32	5,330	4,852,767
2.88%, 02/15/31	7,180	6,741,372
3.00%, 02/15/41	13,111	9,968,378
3.30%, 02/15/51	13,714	9,320,720
3.38%, 04/15/29	10,115	9,930,287
3.40%, 10/15/52	13,430	9,149,168
3.50%, 04/15/31	19,375	18,705,751
3.60%, 11/15/60	6,983	4,697,468
3.75%, 04/15/27	19,052	19,029,024
3.88%, 04/15/30	30,737	30,497,874
4.20%, 10/01/29(c)	4,135	4,166,848
4.38%, 04/15/40	9,650	8,812,519
4.50%, 04/15/50	12,500	10,485,761
4.63%, 01/15/33	3,550	3,573,076
4.70%, 01/15/35	5,600	5,565,859
4.80%, 07/15/28	5,365	5,470,105
4.85%, 01/15/29	5,135	5,260,257
4.95%, 03/15/28(c)	5,645	5,758,661
4.95%, 11/15/35(c)	4,650	4,692,810
Schedule of Investments
86

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 02/15/36	$6,015	$6,051,892
5.05%, 07/15/33	11,792	12,159,321
5.13%, 05/15/32	2,600	2,698,467
5.15%, 04/15/34	5,595	5,773,406
5.20%, 01/15/33(c)	3,595	3,739,338
5.25%, 06/15/55	4,420	4,077,546
5.30%, 05/15/35	4,850	5,020,045
5.50%, 01/15/55	3,115	2,973,999
5.65%, 01/15/53	8,005	7,825,738
5.70%, 01/15/56	5,500	5,403,965
5.75%, 01/15/34	6,740	7,199,930
5.75%, 01/15/54	5,565	5,515,793
5.80%, 09/15/62	3,415	3,405,800
5.85%, 02/15/56	4,485	4,498,851
5.88%, 11/15/55	4,810	4,850,923
6.00%, 06/15/54	3,650	3,740,700
6.70%, 12/15/33(c)	1,500	1,697,253
Verizon Communications, Inc.
1.50%, 09/18/30	5,917	5,286,989
1.68%, 10/30/30	6,433	5,769,918
1.75%, 01/20/31	11,770	10,524,132
2.10%, 03/22/28	13,425	12,964,064
2.36%, 03/15/32	21,412	19,104,916
2.55%, 03/21/31	14,301	13,229,048
2.65%, 11/20/40	13,903	10,126,177
2.85%, 09/03/41	5,182	3,792,039
2.88%, 11/20/50	13,229	8,370,049
2.99%, 10/30/56	17,169	10,454,078
3.00%, 11/20/60(c)	6,052	3,607,876
3.15%, 03/22/30	8,329	8,059,888
3.40%, 03/22/41	14,820	11,792,729
3.55%, 03/22/51	20,173	14,617,924
3.70%, 03/22/61	16,020	11,058,420
3.85%, 11/01/42	4,576	3,767,857
3.88%, 02/08/29	7,232	7,237,135
3.88%, 03/01/52	5,060	3,811,942
4.00%, 03/22/50	6,227	4,885,080
4.02%, 12/03/29	16,479	16,494,371
4.13%, 08/15/46	4,637	3,794,255
4.27%, 01/15/36	4,720	4,480,701
4.33%, 09/21/28	15,586	15,749,303
4.40%, 11/01/34	10,304	10,083,799
4.50%, 08/10/33	11,842	11,805,787
4.52%, 09/15/48	5,120	4,350,206
4.67%, 03/15/55	4,083	3,444,338
4.75%, 01/15/33	4,680	4,746,084
4.75%, 11/01/41	3,398	3,150,623
4.78%, 02/15/35	4,740	4,719,074
4.81%, 03/15/39	5,642	5,441,582
4.86%, 08/21/46	11,324	10,190,662
5.00%, 01/15/36	13,875	13,936,428
5.01%, 04/15/49	3,865	3,524,338
5.01%, 08/21/54	4,193	3,738,100
5.05%, 05/09/33(c)	4,355	4,512,915
5.25%, 04/02/35	7,895	8,129,495
5.25%, 03/16/37	5,412	5,510,030
5.40%, 07/02/37	12,381	12,715,384
5.50%, 03/16/47	2,846	2,812,418
5.50%, 02/23/54(c)	4,123	4,020,042
5.75%, 11/30/45	9,075	9,172,525
5.85%, 09/15/35	3,847	4,166,038
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 11/30/55	$6,115	$6,143,877
6.00%, 11/30/65	6,245	6,268,058
6.40%, 09/15/33	1,770	1,976,672
6.55%, 09/15/43	4,148	4,615,974
7.75%, 12/01/30	3,817	4,397,417
Vodafone Group PLC
4.25%, 09/17/50	4,529	3,634,086
4.38%, 05/30/28	1,120	1,137,353
4.38%, 02/19/43	2,305	2,007,810
4.88%, 06/19/49	6,848	6,112,351
5.00%, 05/30/38(c)	2,693	2,701,190
5.13%, 06/19/59	50	45,757
5.25%, 05/30/48	4,335	4,082,934
5.63%, 02/10/53	4,535	4,405,801
5.75%, 06/28/54	7,480	7,367,145
5.75%, 02/10/63	2,065	1,998,688
5.88%, 06/28/64	4,410	4,339,026
6.15%, 02/27/37	5,620	6,186,706
6.25%, 11/30/32	4,023	4,421,308
7.88%, 02/15/30	4,180	4,768,014
		1,545,319,596
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	3,534	3,509,547
3.90%, 11/19/29	4,264	4,227,175
5.10%, 05/15/44	1,656	1,526,943
6.05%, 05/14/34	2,525	2,711,515
6.35%, 03/15/40	2,784	3,008,109
Mattel, Inc.
5.00%, 11/17/30	1,605	1,628,773
5.45%, 11/01/41	1,715	1,624,266
		18,236,328
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,769	2,408,959
3.05%, 02/15/51	3,197	2,147,780
3.25%, 06/15/27	6,461	6,430,057
3.30%, 09/15/51	4,580	3,215,427
3.55%, 02/15/50	4,361	3,255,447
3.90%, 08/01/46	3,673	2,997,950
4.05%, 06/15/48	3,964	3,257,201
4.13%, 06/15/47	3,855	3,232,316
4.15%, 04/01/45	4,723	4,022,782
4.15%, 12/15/48	3,600	3,000,280
4.38%, 09/01/42	2,237	2,013,045
4.40%, 03/15/42	2,862	2,603,131
4.45%, 03/15/43	3,770	3,397,443
4.45%, 01/15/53	3,215	2,753,824
4.55%, 09/01/44	3,838	3,466,516
4.70%, 09/01/45	3,039	2,800,181
4.90%, 04/01/44	3,794	3,614,585
4.95%, 09/15/41	2,113	2,083,788
5.05%, 03/01/41	2,809	2,809,266
5.15%, 09/01/43	3,425	3,364,334
5.20%, 04/15/54	6,580	6,279,013
5.40%, 06/01/41	2,522	2,598,823
5.50%, 03/15/55	5,280	5,259,279
5.55%, 03/15/56	3,395	3,407,781
5.75%, 05/01/40	3,836	4,099,462
5.80%, 03/15/56	4,580	4,764,199
87
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.15%, 05/01/37	$3,398	$3,808,945
6.20%, 08/15/36	1,800	2,014,135
Canadian National Railway Co.
2.45%, 05/01/50	3,307	2,010,210
3.20%, 08/02/46	2,934	2,166,348
3.65%, 02/03/48	3,299	2,557,048
3.85%, 08/05/32	3,865	3,782,681
4.20%, 03/12/31	1,690	1,700,988
4.38%, 09/18/34	2,545	2,530,879
4.40%, 08/05/52	2,920	2,526,421
4.45%, 01/20/49	3,672	3,202,161
4.75%, 11/12/35	1,200	1,217,856
5.85%, 11/01/33	1,735	1,891,154
6.13%, 11/01/53	1,910	2,075,186
6.20%, 06/01/36	2,350	2,628,927
6.25%, 08/01/34	3,380	3,783,694
6.38%, 11/15/37	2,682	3,044,589
6.90%, 07/15/28	3,795	4,056,557
Canadian Pacific Railway Co.
2.05%, 03/05/30	3,131	2,905,391
2.45%, 12/02/31	6,125	5,575,283
2.88%, 11/15/29	2,858	2,758,544
3.00%, 12/02/41	4,922	3,765,432
3.10%, 12/02/51	8,232	5,618,755
3.50%, 05/01/50	2,700	1,994,928
4.00%, 06/01/28	3,525	3,534,236
4.20%, 11/15/69	1,872	1,434,333
4.30%, 05/15/43	2,506	2,224,464
4.70%, 05/01/48	2,390	2,169,268
4.80%, 03/30/30	2,675	2,751,868
4.80%, 09/15/35	2,168	2,200,612
4.80%, 08/01/45	2,667	2,519,068
4.95%, 08/15/45	2,292	2,186,879
5.20%, 03/30/35	2,700	2,825,208
5.95%, 05/15/37	2,673	2,932,160
6.13%, 09/15/2115	4,064	4,214,972
7.13%, 10/15/31	1,958	2,234,796
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,520	4,532,159
CSX Corp.
2.40%, 02/15/30	2,978	2,810,283
2.50%, 05/15/51	2,366	1,441,466
3.25%, 06/01/27	6,106	6,067,836
3.35%, 09/15/49	2,874	2,064,381
3.80%, 03/01/28	4,231	4,233,995
3.80%, 11/01/46	4,104	3,278,927
3.80%, 04/15/50	2,841	2,207,101
3.95%, 05/01/50	3,041	2,408,226
4.10%, 11/15/32	4,141	4,124,674
4.10%, 03/15/44	4,098	3,527,024
4.25%, 03/15/29	5,440	5,508,680
4.25%, 11/01/66	2,843	2,225,727
4.30%, 03/01/48	4,080	3,473,610
4.40%, 03/01/43	2,055	1,862,915
4.50%, 03/15/49	1,941	1,689,595
4.50%, 11/15/52	3,786	3,280,331
4.50%, 08/01/54	2,084	1,786,913
4.65%, 03/01/68	2,350	1,972,148
4.75%, 05/30/42	3,075	2,903,709
4.75%, 11/15/48	3,476	3,134,357
4.90%, 03/15/55	790	722,686
Security	Par (000)	Value
Transportation (continued)
5.05%, 06/15/35	$4,055	$4,178,920
5.20%, 11/15/33	3,520	3,699,889
5.50%, 04/15/41	2,604	2,704,111
6.00%, 10/01/36	2,700	2,962,961
6.15%, 05/01/37	3,530	3,919,445
6.22%, 04/30/40	3,008	3,345,924
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	5,396	4,751,502
FedEx Corp.
2.40%, 05/15/31(c)	3,440	3,169,704
2.40%, 05/15/31	1,345	1,235,711
3.10%, 08/05/29	5,209	5,052,888
3.25%, 05/15/41	1,145	901,622
3.40%, 02/15/28	70	69,291
3.88%, 08/01/42	290	239,959
3.90%, 02/01/35	800	763,441
4.05%, 02/15/48	2,740	2,180,099
4.10%, 04/15/43	210	176,498
4.10%, 02/01/45	210	173,622
4.25%, 05/15/30	4,235	4,272,962
4.40%, 01/15/47	530	448,605
4.55%, 04/01/46	1,610	1,399,225
4.75%, 11/15/45	7,216	6,449,202
4.90%, 01/15/34	1,225	1,252,816
4.95%, 10/17/48(c)	3,116	2,774,696
4.95%, 10/17/48	675	615,558
5.25%, 05/15/50(c)	3,071	2,938,494
5.25%, 05/15/50	2,695	2,581,257
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(b)	160	160,866
4.95%, 03/15/33(b)	210	209,870
5.25%, 03/15/36(b)	160	159,456
GXO Logistics, Inc.
2.65%, 07/15/31	2,852	2,609,340
6.25%, 05/06/29	3,520	3,719,847
6.50%, 05/06/34	2,690	2,932,159
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	420	431,775
Kirby Corp., 4.20%, 03/01/28	3,147	3,156,436
Norfolk Southern Corp.
2.30%, 05/15/31	3,310	3,023,205
2.55%, 11/01/29(c)	2,556	2,436,454
2.90%, 08/25/51	3,268	2,090,353
3.00%, 03/15/32	3,440	3,211,627
3.05%, 05/15/50	3,937	2,636,198
3.15%, 06/01/27	2,209	2,190,561
3.16%, 05/15/55	3,836	2,515,773
3.40%, 11/01/49	2,034	1,466,986
3.70%, 03/15/53	2,126	1,568,977
3.80%, 08/01/28	3,949	3,947,155
3.94%, 11/01/47	3,439	2,756,593
3.95%, 10/01/42	3,022	2,562,391
4.05%, 08/15/52	3,374	2,661,353
4.10%, 05/15/49	1,980	1,603,791
4.10%, 05/15/2121	2,715	1,899,192
4.15%, 02/28/48	3,455	2,851,026
4.45%, 03/01/33	2,654	2,671,971
4.45%, 06/15/45	2,812	2,474,786
4.55%, 06/01/53	3,265	2,793,730
4.65%, 01/15/46	2,569	2,299,798
4.84%, 10/01/41	2,697	2,584,993
Schedule of Investments
88

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.05%, 08/01/30	$3,335	$3,468,023
5.10%, 05/01/35	2,195	2,265,024
5.10%, 08/01/2118	1,675	1,473,235
5.35%, 08/01/54(c)	4,135	3,999,247
5.55%, 03/15/34	2,240	2,380,983
5.95%, 03/15/64	2,737	2,824,640
7.80%, 05/15/27	3,232	3,383,257
Ryder System, Inc.
2.85%, 03/01/27	2,869	2,840,737
4.30%, 06/15/27	2,200	2,209,102
4.30%, 12/01/30	1,070	1,074,190
4.85%, 06/15/30(c)	1,895	1,945,679
4.90%, 12/01/29	1,515	1,556,217
4.95%, 09/01/29	1,610	1,651,964
5.00%, 03/15/30	1,150	1,184,165
5.25%, 06/01/28	3,242	3,331,320
5.30%, 03/15/27	2,143	2,171,065
5.38%, 03/15/29	2,525	2,618,468
5.50%, 06/01/29	1,775	1,849,866
5.65%, 03/01/28	3,241	3,340,139
6.30%, 12/01/28	2,240	2,370,473
6.60%, 12/01/33	3,145	3,542,692
Union Pacific Corp.
2.38%, 05/20/31	4,470	4,130,341
2.40%, 02/05/30	4,430	4,189,783
2.80%, 02/14/32	6,342	5,900,540
2.89%, 04/06/36	4,122	3,540,113
2.95%, 03/10/52	4,380	2,838,470
2.97%, 09/16/62	4,310	2,587,003
3.00%, 04/15/27	4,150	4,120,749
3.20%, 05/20/41	4,375	3,501,273
3.25%, 02/05/50	8,396	5,897,259
3.35%, 08/15/46	2,571	1,909,130
3.38%, 02/01/35	2,386	2,185,953
3.38%, 02/14/42	2,400	1,924,827
3.50%, 02/14/53	6,245	4,508,945
3.55%, 08/15/39	2,605	2,262,415
3.55%, 05/20/61	2,959	2,040,047
3.60%, 09/15/37	2,731	2,466,238
3.70%, 03/01/29	4,518	4,504,968
3.75%, 02/05/70	3,380	2,338,618
3.80%, 10/01/51	4,703	3,611,325
3.80%, 04/06/71	4,135	2,901,560
3.84%, 03/20/60	7,991	5,881,488
3.85%, 02/14/72	2,135	1,506,915
3.88%, 02/01/55	2,270	1,735,536
3.95%, 09/10/28	6,219	6,246,094
3.95%, 08/15/59	2,731	2,075,873
4.00%, 04/15/47	2,754	2,254,913
4.05%, 11/15/45	2,531	2,118,636
4.05%, 03/01/46	3,035	2,519,008
4.10%, 09/15/67(c)	2,771	2,080,830
4.30%, 03/01/49	3,046	2,582,095
4.50%, 01/20/33	5,015	5,110,394
4.50%, 09/10/48	2,288	2,004,803
4.95%, 09/09/52	495	460,905
4.95%, 05/15/53	2,390	2,204,704
5.10%, 02/20/35(c)	3,915	4,082,620
5.15%, 01/20/63	2,003	1,857,176
5.60%, 12/01/54	3,605	3,642,972
6.63%, 02/01/29	4,015	4,343,545
Security	Par (000)	Value
Transportation (continued)
United Parcel Service, Inc.
2.50%, 09/01/29	$2,905	$2,784,254
3.05%, 11/15/27	7,566	7,497,359
3.40%, 03/15/29	4,461	4,420,937
3.40%, 11/15/46	2,061	1,554,757
3.40%, 09/01/49	3,316	2,408,408
3.63%, 10/01/42	2,720	2,236,973
3.75%, 11/15/47	4,627	3,635,909
4.25%, 03/15/49	3,508	2,933,147
4.45%, 04/01/30	3,222	3,295,976
4.65%, 10/15/30(c)	2,450	2,529,931
4.88%, 03/03/33	4,745	4,947,763
4.88%, 11/15/40	3,593	3,542,339
5.05%, 03/03/53	4,820	4,461,988
5.15%, 05/22/34	3,965	4,175,607
5.20%, 04/01/40(c)	2,889	2,964,452
5.25%, 05/14/35(c)	3,590	3,771,527
5.30%, 04/01/50	5,507	5,359,958
5.50%, 05/22/54	4,775	4,719,738
5.60%, 05/22/64	2,915	2,876,832
5.95%, 05/14/55	5,690	5,966,927
6.05%, 05/14/65	4,295	4,495,704
6.20%, 01/15/38	7,197	8,088,994
Walmart, Inc.
1.50%, 09/22/28	6,628	6,298,256
1.80%, 09/22/31	8,777	7,913,279
3.95%, 09/09/27	4,075	4,097,232
		659,795,449
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,841	1,633,209
3.10%, 06/01/51	1,775	1,167,569
3.50%, 03/15/28	1,842	1,822,733
3.50%, 06/01/32	1,943	1,838,901
3.85%, 03/30/27	2,642	2,637,306
4.00%, 06/30/30(c)	2,260	2,243,161
4.55%, 11/07/28	1,293	1,309,733
4.70%, 04/01/29	1,967	2,002,146
4.90%, 03/15/33	3,055	3,106,052
5.20%, 03/15/44(c)	1,147	1,103,871
5.40%, 03/15/27	1,095	1,110,627
5.45%, 09/15/33	2,375	2,490,424
5.50%, 06/15/35	3,170	3,293,795
6.05%, 03/15/34	2,632	2,854,970
6.05%, 06/05/54	3,780	3,903,698
6.90%, 05/01/34	2,075	2,356,118
		34,874,313
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30(c)	900	896,359
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,456,758
2.80%, 05/01/30	3,249	3,106,903
2.95%, 09/01/27	2,530	2,500,509
3.25%, 06/01/51	3,471	2,400,414
3.45%, 06/01/29	3,926	3,874,745
3.45%, 05/01/50	3,599	2,603,589
3.75%, 09/01/28	2,417	2,414,105
3.75%, 09/01/47	4,495	3,501,212
4.00%, 12/01/46	2,175	1,750,296
89
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
4.15%, 06/01/49	$3,406	$2,767,540
4.20%, 09/01/48	2,192	1,814,863
4.30%, 12/01/42	1,529	1,370,611
4.30%, 09/01/45	2,421	2,090,046
4.45%, 06/01/32	3,015	3,043,622
5.15%, 03/01/34	1,925	2,001,785
5.25%, 03/01/35	3,725	3,871,860
5.45%, 03/01/54	2,460	2,423,297
5.70%, 09/01/55	4,120	4,172,059
6.59%, 10/15/37	1,180	1,357,280
Essential Utilities, Inc.
2.40%, 05/01/31	2,824	2,577,967
2.70%, 04/15/30	2,611	2,469,951
3.35%, 04/15/50	3,404	2,385,143
3.57%, 05/01/29	1,517	1,494,755
4.28%, 05/01/49	3,455	2,847,124
4.80%, 08/15/27	1,625	1,643,093
5.25%, 08/15/35	1,200	1,231,191
5.30%, 05/01/52	2,720	2,565,306
5.38%, 01/15/34	1,075	1,118,613
United Utilities PLC, 6.88%, 08/15/28	1,071	1,139,590
		68,994,227
Total Corporate Bonds & Notes — 24.6% (Cost: $36,006,206,802)		34,743,838,822
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28	3,290	3,312,319
4.00%, 03/18/30	10,360	10,555,330
4.63%, 04/30/29	1,845	1,910,707
Export Development Canada
3.00%, 05/25/27	985	979,235
3.75%, 09/07/27	360	361,551
3.88%, 02/14/28	1,005	1,013,086
4.00%, 06/20/30	5,320	5,418,240
4.13%, 02/13/29	14,930	15,219,684
4.75%, 06/05/34	4,045	4,297,518
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,310	1,523,286
Series HK, 9.38%, 04/15/30	1,595	1,931,749
Series HQ, 9.50%, 11/15/30	290	358,272
Province of Alberta Canada
1.30%, 07/22/30	6,217	5,632,461
3.30%, 03/15/28	6,160	6,134,392
4.30%, 11/02/35(c)	7,335	7,385,818
4.50%, 06/26/29	6,840	7,039,591
4.50%, 01/24/34	5,230	5,387,870
Province of British Columbia Canada
1.30%, 01/29/31(c)	4,405	3,933,190
3.90%, 08/27/30(c)	150	151,627
4.20%, 07/06/33(c)	12,190	12,328,548
4.70%, 01/24/28	1,440	1,471,417
4.75%, 06/12/34	10,730	11,218,654
4.80%, 11/15/28	8,860	9,153,987
4.80%, 06/11/35(c)	12,445	13,001,247
4.90%, 04/24/29	11,005	11,448,560
7.25%, 09/01/36	388	480,355
Security	Par (000)	Value
Canada (continued)
Province of Manitoba Canada
1.50%, 10/25/28	$410	$389,180
4.30%, 07/27/33	145	147,213
4.90%, 05/31/34	7,450	7,856,593
Province of New Brunswick Canada, 3.63%, 02/24/28	2,031	2,028,795
Province of Ontario Canada
1.05%, 05/21/27	1,585	1,538,574
1.13%, 10/07/30	6,752	6,036,827
1.60%, 02/25/31	6,735	6,099,640
1.80%, 10/14/31	3,965	3,573,396
2.00%, 10/02/29(c)	5,735	5,435,230
2.13%, 01/21/32	6,195	5,644,090
3.10%, 05/19/27	6,635	6,602,826
3.70%, 09/17/29	10,000	10,044,573
3.80%, 01/29/29	280	282,299
3.90%, 09/04/30	160	161,797
4.20%, 01/18/29	10,340	10,536,523
4.45%, 11/20/35	420	427,854
4.70%, 01/15/30	1,375	1,429,518
4.85%, 06/11/35	9,260	9,729,487
5.05%, 04/24/34(c)	8,375	8,944,149
Province of Quebec Canada
1.35%, 05/28/30	7,293	6,630,677
1.90%, 04/21/31	2,135	1,953,823
2.75%, 04/12/27	6,392	6,337,002
3.63%, 04/13/28(c)	8,475	8,493,093
3.88%, 01/14/31	5,570	5,617,590
4.25%, 09/05/34	10,120	10,182,830
4.50%, 04/03/29	16,520	16,977,997
4.50%, 09/08/33	685	705,220
4.63%, 08/28/35(c)	12,000	12,361,617
Series PD, 7.50%, 09/15/29	7,182	8,103,403
Province of Saskatchewan Canada
3.25%, 06/08/27	40	39,821
4.65%, 01/28/30	1,835	1,898,825
		307,859,156
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	10,437	9,616,647
2.55%, 01/27/32	9,576	8,672,786
2.55%, 07/27/33	14,108	12,399,279
3.10%, 05/07/41	13,081	10,328,864
3.10%, 01/22/61	9,125	5,888,782
3.24%, 02/06/28	10,760	10,615,347
3.25%, 09/21/71	4,648	2,998,843
3.50%, 01/31/34	8,498	7,916,295
3.50%, 01/25/50	11,085	8,374,507
3.63%, 10/30/42	2,805	2,343,949
3.86%, 06/21/47	5,793	4,760,624
4.00%, 01/31/52(c)	4,078	3,329,251
4.34%, 03/07/42	7,091	6,480,130
4.35%, 04/13/31	200	200,648
4.85%, 01/22/29	10,540	10,794,092
4.95%, 01/05/36	10,704	10,956,251
5.33%, 01/05/54	7,592	7,561,679
5.65%, 01/13/37	5,755	6,176,642
		129,414,616
Schedule of Investments
90

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	$4,900	$4,441,487
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,617	7,873,570
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	2,035	1,808,002
2.15%, 07/28/31	7,255	6,475,295
2.85%, 02/14/30	7,211	6,852,518
3.05%, 03/12/51	7,155	4,736,094
3.20%, 09/23/61	2,965	1,883,881
3.35%, 03/12/71	3,640	2,302,940
3.40%, 09/18/29(c)	4,280	4,179,503
3.50%, 01/11/28	5,377	5,338,308
3.50%, 02/14/50	3,776	2,738,648
3.55%, 03/31/32	4,995	4,746,414
3.70%, 10/30/49	4,721	3,558,068
3.85%, 10/15/30	9,341	9,200,711
4.10%, 04/24/28	6,330	6,356,582
4.15%, 09/20/27	5,350	5,364,717
4.20%, 10/15/50	7,580	6,188,286
4.30%, 04/16/31	1,050	1,046,325
4.30%, 03/31/52	3,840	3,165,724
4.35%, 02/21/31	430	429,861
4.35%, 01/11/48	7,775	6,664,274
4.40%, 03/10/29	2,900	2,920,232
4.45%, 04/15/70	4,545	3,646,473
4.55%, 01/11/28	4,835	4,885,674
4.65%, 09/20/32	7,865	7,925,022
4.70%, 02/10/34(c)	4,320	4,299,697
4.75%, 02/11/29	6,043	6,168,009
4.75%, 09/10/34	5,980	5,944,917
4.85%, 01/11/33	7,045	7,115,816
4.90%, 04/16/36	1,140	1,129,937
4.95%, 02/21/36	350	348,634
5.10%, 02/10/54(c)	3,100	2,955,730
5.15%, 09/10/54(c)	2,790	2,661,014
5.25%, 01/15/30	2,100	2,175,468
5.35%, 02/11/49	4,450	4,420,355
5.45%, 09/20/52(c)	2,415	2,373,556
5.48%, 02/21/56	230	225,456
5.60%, 01/15/35	5,500	5,797,589
5.65%, 01/11/53(c)	3,500	3,518,819
		151,548,549
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,070	10,354,919
3.25%, 01/17/28	4,035	3,967,577
3.88%, 07/03/50	9,090	6,782,847
4.13%, 01/17/48	2,870	2,289,382
4.50%, 01/17/33	8,620	8,485,528
4.50%, 01/30/43	5,983	5,300,247
4.50%, 04/03/2120(c)	4,433	3,345,195
5.38%, 03/12/29	330	339,553
5.38%, 02/19/30	100	103,527
5.50%, 03/12/34	14,450	15,038,876
5.63%, 02/19/35	10,000	10,491,762
5.75%, 03/12/54	7,155	6,986,062
Security	Par (000)	Value
Israel (continued)
State of Israel
2.50%, 01/15/30	$2,930	$2,734,115
3.38%, 01/15/50	7,243	4,982,318
		81,201,908
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	9,230	8,953,673
3.88%, 05/06/51	10,284	7,842,132
4.00%, 10/17/49	11,510	9,123,560
5.38%, 06/15/33	8,162	8,759,347
		34,678,712
Japan — 0.0%
Japan Bank for International Cooperation
1.25%, 01/21/31	7,445	6,632,560
1.88%, 04/15/31	14,414	13,158,832
2.00%, 10/17/29	4,687	4,424,828
2.13%, 02/16/29	4,805	4,605,931
2.75%, 11/16/27	6,285	6,195,397
2.88%, 06/01/27	6,505	6,446,321
2.88%, 07/21/27	4,947	4,897,263
3.25%, 07/20/28	5,151	5,112,706
3.50%, 10/31/28	4,005	3,996,609
4.38%, 10/05/27	1,240	1,254,589
4.38%, 01/24/31	1,990	2,046,013
4.38%, 01/23/36	110	111,163
4.63%, 07/22/27	150	152,003
4.63%, 07/19/28	1,950	1,996,336
4.63%, 04/17/34	4,130	4,287,191
4.88%, 10/18/28	1,360	1,404,186
Japan International Cooperation Agency
1.00%, 07/22/30	2,884	2,565,087
1.75%, 04/28/31	30	27,121
2.75%, 04/27/27	1,480	1,465,411
3.25%, 05/25/27	2,020	2,010,710
3.38%, 06/12/28	745	740,217
4.00%, 05/23/28	370	372,604
4.25%, 05/22/30	1,210	1,233,252
4.75%, 05/21/29	950	980,870
		76,117,200
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	15,837	14,255,890
3.25%, 04/16/30	11,100	10,561,545
3.50%, 02/12/34	13,263	11,624,331
3.75%, 01/11/28	10,475	10,396,438
3.77%, 05/24/61	13,886	8,708,713
4.15%, 03/28/27	13,120	13,128,018
4.28%, 08/14/41	13,791	11,234,459
4.35%, 01/15/47	6,012	4,606,322
4.40%, 02/12/52	10,027	7,465,942
4.50%, 04/22/29	14,845	14,930,401
4.50%, 01/31/50	9,831	7,604,382
4.60%, 01/23/46	12,664	10,118,302
4.60%, 02/10/48	9,056	7,133,059
4.75%, 03/22/31	750	747,545
4.75%, 04/27/32	13,502	13,274,074
4.75%, 03/08/44	18,463	15,419,418
4.88%, 05/19/33	10,498	10,208,427
5.00%, 05/07/29	3,199	3,263,697
91
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
5.00%, 04/27/51	$12,769	$10,462,831
5.38%, 03/22/33	20,800	20,851,621
5.40%, 02/09/28	4,037	4,129,579
5.55%, 01/21/45(c)	13,850	12,967,714
5.63%, 02/09/34	910	920,046
5.63%, 09/22/35	3,280	3,280,197
5.75%, 10/12/2110	11,941	10,146,625
5.85%, 07/02/32	7,835	8,130,400
6.00%, 05/13/30	8,682	9,126,266
6.00%, 05/07/36	8,270	8,487,541
6.05%, 01/11/40	13,036	13,128,006
6.13%, 02/09/38	1,620	1,642,122
6.34%, 05/04/53	13,561	13,153,129
6.35%, 02/09/35	12,845	13,551,535
6.40%, 05/07/54	11,770	11,504,228
6.63%, 01/29/38	5,336	5,637,324
6.75%, 09/27/34	9,937	10,847,970
6.75%, 02/09/56	9,040	9,168,245
6.88%, 05/13/37	16,570	17,917,554
7.38%, 05/13/55	10,325	11,325,864
7.50%, 04/08/33	6,262	7,234,388
8.30%, 08/15/31(c)	8,366	9,940,528
		388,234,676
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	13,560	11,424,439
3.16%, 01/23/30	7,913	7,506,118
3.30%, 01/19/33	6,600	5,908,142
3.87%, 07/23/60(c)	14,158	9,820,490
3.88%, 03/17/28	6,342	6,292,572
4.30%, 04/29/53	8,144	6,327,316
4.50%, 05/15/47	5,031	4,122,109
4.50%, 04/16/50(c)	10,764	8,630,300
4.50%, 04/01/56	10,930	8,536,579
4.50%, 01/19/63(c)	7,185	5,560,047
5.23%, 02/23/34	160	159,884
5.66%, 02/23/38	50	50,239
6.40%, 02/14/35	11,060	11,852,817
6.70%, 01/26/36	10,636	11,616,362
6.85%, 03/28/54(c)	6,025	6,514,748
6.88%, 01/31/36(c)	4,520	4,985,142
7.50%, 03/01/31(c)	5,220	5,845,558
7.88%, 03/01/57(c)	2,367	2,855,717
8.00%, 03/01/38	5,465	6,511,099
8.88%, 09/30/27	5,956	6,396,622
9.38%, 04/01/29	6,542	7,515,094
		138,431,394
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	6,890	5,786,081
2.78%, 01/23/31	15,624	14,523,909
2.78%, 12/01/60	8,988	5,080,813
2.84%, 06/20/30	3,893	3,687,437
3.00%, 01/15/34	11,990	10,550,888
3.23%, 07/28/2121(c)	4,613	2,597,141
3.30%, 03/11/41	5,056	3,972,850
3.55%, 03/10/51	7,018	5,048,788
3.60%, 01/15/72	4,525	2,949,313
4.13%, 08/25/27(c)	3,024	3,036,914
5.38%, 02/08/35	6,580	6,804,092
Security	Par (000)	Value
Peru (continued)
5.50%, 03/30/36	$8,200	$8,477,865
5.63%, 11/18/50	10,840	10,776,217
5.88%, 08/08/54	8,090	8,163,934
6.20%, 06/30/55	5,225	5,500,299
6.55%, 03/14/37	5,650	6,299,675
8.75%, 11/21/33	11,920	15,008,447
		118,264,663
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	825	870,985
Philippines Government International Bonds
1.65%, 06/10/31	7,561	6,662,791
1.95%, 01/06/32	2,700	2,372,620
2.46%, 05/05/30	8,004	7,500,255
2.65%, 12/10/45	6,920	4,639,157
2.95%, 05/05/45	6,172	4,383,549
3.00%, 02/01/28	10,281	10,114,845
3.20%, 07/06/46	10,043	7,298,827
3.23%, 03/29/27(c)	3,995	3,966,409
3.56%, 09/29/32	5,128	4,875,057
3.70%, 03/01/41	8,849	7,467,931
3.70%, 02/02/42	9,709	8,114,534
3.75%, 01/14/29	8,741	8,683,577
3.95%, 01/20/40	9,230	8,160,841
4.20%, 03/29/47	4,535	3,821,035
4.25%, 07/27/31	380	382,901
4.38%, 03/05/30	2,528	2,568,311
4.63%, 07/17/28(c)	2,545	2,585,457
4.75%, 03/05/35	6,070	6,089,999
5.00%, 07/17/33	6,635	6,828,737
5.00%, 01/27/36	1,220	1,240,621
5.00%, 01/13/37	6,020	6,092,645
5.17%, 10/13/27	3,674	3,749,499
5.18%, 09/05/49	3,310	3,190,481
5.25%, 05/14/34	5,885	6,132,552
5.50%, 02/04/35	6,840	7,238,002
5.50%, 01/17/48	5,545	5,589,200
5.60%, 05/14/49	3,585	3,651,974
5.61%, 04/13/33	4,455	4,750,618
5.75%, 01/27/51	830	861,304
5.90%, 02/04/50	4,620	4,897,329
5.95%, 10/13/47	3,970	4,205,452
6.38%, 01/15/32	5,892	6,527,533
6.38%, 10/23/34	8,860	9,902,317
7.75%, 01/14/31	7,963	9,219,999
9.50%, 02/02/30	6,894	8,260,945
		192,898,289
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,570	5,705,584
4.88%, 02/12/30	14,750	15,282,903
4.88%, 10/04/33	14,275	14,650,513
5.13%, 09/18/34	14,354	14,877,619
5.38%, 02/12/35	13,000	13,637,282
5.50%, 11/16/27	10,746	11,053,510
5.50%, 04/04/53	13,455	13,185,790
5.50%, 03/18/54	10,950	10,731,581
5.75%, 11/16/32	9,380	10,113,940
		109,238,722
Schedule of Investments
92

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	$4,011	$3,599,095
1.38%, 02/09/31	1,827	1,634,958
2.13%, 01/18/32	3,125	2,849,185
2.38%, 04/21/27	3,797	3,745,109
2.50%, 06/29/41	5,668	4,348,931
3.75%, 01/13/29	180	180,824
3.75%, 09/22/30	3,910	3,915,390
3.88%, 01/13/31	974	981,660
4.00%, 09/11/27	2,025	2,035,965
4.00%, 09/11/29	3,560	3,606,558
4.13%, 10/17/27	1,537	1,549,240
4.25%, 09/15/27	3,847	3,881,933
4.50%, 01/11/29	2,310	2,366,145
4.50%, 09/15/32	3,195	3,318,050
4.63%, 01/14/28(c)	2,800	2,850,113
4.63%, 01/11/34	3,288	3,395,867
4.88%, 01/14/30	1,135	1,182,363
5.00%, 01/11/28	5,375	5,505,341
5.13%, 09/18/28	4,740	4,910,219
5.13%, 01/11/33	5,084	5,401,651
5.13%, 09/18/33	2,610	2,786,153
5.25%, 01/14/35	2,385	2,565,854
Korea Development Bank(The)
1.38%, 04/25/27	4,105	4,000,767
3.75%, 09/16/30	4,670	4,676,351
4.00%, 01/28/31	380	385,172
4.13%, 10/16/27	1,060	1,068,151
4.25%, 09/08/32	5,700	5,833,252
4.38%, 02/15/28	6,111	6,195,763
4.38%, 02/15/33	7,703	7,833,134
4.50%, 02/15/29	3,645	3,736,344
4.63%, 02/03/28	1,855	1,888,807
4.88%, 02/03/30	1,045	1,088,370
5.38%, 10/23/28	2,110	2,202,032
5.63%, 10/23/33	2,065	2,270,236
Korea International Bonds
1.00%, 09/16/30	4,375	3,901,412
1.75%, 10/15/31	4,195	3,796,692
2.50%, 06/19/29	5,835	5,640,937
3.50%, 09/20/28	1,985	1,981,369
3.63%, 02/12/29	110	110,352
3.63%, 10/29/30	700	700,530
3.88%, 02/12/31	120	121,185
3.88%, 09/20/48	1,313	1,149,316
4.13%, 06/10/44(c)	1,181	1,095,431
4.50%, 07/03/29	3,440	3,538,591
		129,824,798
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	740	740,342
3.63%, 03/03/31	1,080	1,082,788
3.88%, 06/12/28	3,080	3,108,917
4.00%, 03/18/30(c)	11,559	11,769,605
4.13%, 01/22/36	5,315	5,360,795
4.38%, 11/03/27	5,035	5,110,054
4.38%, 03/14/28	4,155	4,230,420
4.50%, 06/12/35	13,550	14,090,325
5.75% , (5-year CMT + 1.58%)(a)(h)	4,003	4,024,171
Asian Development Bank
0.75%, 10/08/30	3,099	2,736,509
Security	Par (000)	Value
Supranational (continued)
1.25%, 06/09/28(c)	$3,005	$2,863,508
1.50%, 03/04/31	3,809	3,452,478
1.75%, 09/19/29	8,402	7,924,640
1.88%, 03/15/29	1,405	1,342,859
1.88%, 01/24/30	8,236	7,754,853
2.38%, 08/10/27	1,090	1,073,852
2.50%, 11/02/27	7,857	7,740,014
2.75%, 01/19/28	6,620	6,539,644
3.13%, 08/20/27	9,958	9,914,230
3.13%, 09/26/28	1,349	1,339,928
3.13%, 04/27/32	1,800	1,744,641
3.63%, 08/28/29(c)	14,825	14,904,891
3.75%, 04/25/28(c)	12,079	12,160,504
3.75%, 08/28/30(c)	7,890	7,966,925
3.88%, 09/28/32	5,120	5,164,618
3.88%, 06/14/33	9,090	9,141,707
4.00%, 01/12/33	16,554	16,804,283
4.13%, 05/30/30(c)	9,460	9,688,258
4.13%, 01/12/34(c)	9,431	9,613,229
4.25%, 01/14/36(c)	13,600	13,881,083
4.38%, 01/14/28	5,100	5,187,133
4.38%, 03/06/29	12,666	13,009,059
4.38%, 03/22/35	12,922	13,346,263
4.50%, 08/25/28	14,785	15,171,957
4.75%, 02/12/30	360	363,639
4.88%, 09/26/28(c)	660	664,793
5.82%, 06/16/28	7,220	7,582,115
6.22%, 08/15/27	2,670	2,758,768
6.38%, 10/01/28(c)	3,125	3,329,445
Asian Infrastructure Investment Bank(The)
3.63%, 09/15/28	2,028	2,039,270
3.75%, 09/14/27	4,417	4,436,754
4.00%, 01/18/28	5,504	5,560,947
4.13%, 01/18/29	3,860	3,934,189
4.13%, 01/14/36	1,660	1,681,972
4.25%, 03/13/34	7,835	8,053,657
4.50%, 01/16/30	7,967	8,255,075
4.50%, 05/21/35	11,510	12,003,006
Corp. Andina de Fomento
5.00%, 01/24/29	6,670	6,906,914
5.00%, 01/22/30	8,445	8,801,112
Council of Europe Development Bank
3.63%, 01/26/28	840	842,666
3.63%, 05/08/28	40	40,141
3.75%, 01/14/31	2,215	2,234,175
4.13%, 01/24/29	2,600	2,649,071
4.50%, 01/15/30	2,548	2,638,037
4.63%, 06/11/27	1,559	1,581,135
European Bank for Reconstruction & Development
4.13%, 01/25/29	3,403	3,467,372
4.25%, 03/13/34	10,250	10,530,664
4.38%, 03/09/28	1,125	1,145,449
European Investment Bank
0.63%, 10/21/27	352	336,536
0.75%, 09/23/30	3,185	2,816,528
0.88%, 05/17/30	4,630	4,156,484
1.25%, 02/14/31	11,919	10,685,796
1.38%, 03/15/27	19,550	19,132,017
1.63%, 10/09/29	4,920	4,616,681
1.63%, 05/13/31	1,145	1,039,882
93
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.75%, 03/15/29	$7,655	$7,289,451
2.38%, 05/24/27	3,841	3,791,675
3.25%, 11/15/27	3,815	3,804,835
3.63%, 07/15/30	18,985	19,075,685
3.75%, 11/15/29	12,160	12,277,115
3.75%, 03/13/31	3,950	3,986,434
3.75%, 02/14/33	22,180	22,170,411
3.88%, 03/15/28	5,958	6,011,892
3.88%, 06/15/28	870	878,771
3.88%, 10/15/30	7,215	7,323,841
4.00%, 02/15/29	4,240	4,309,983
4.13%, 02/13/34	24,090	24,575,236
4.25%, 08/16/32	22,595	23,302,494
4.25%, 02/08/36	14,020	14,316,955
4.38%, 03/19/27	2,930	2,956,697
4.38%, 10/10/31	14,690	15,243,361
4.50%, 10/16/28	1,525	1,567,173
4.50%, 03/14/30	25,235	26,188,939
4.63%, 02/12/35	13,340	14,028,014
4.75%, 06/15/29	25,606	26,643,799
4.88%, 02/15/36	7,346	7,875,857
Inter-American Development Bank
0.63%, 09/16/27	2,825	2,706,287
1.13%, 07/20/28	10,320	9,790,663
1.13%, 01/13/31	13,036	11,636,026
2.25%, 06/18/29(c)	9,457	9,105,693
2.38%, 07/07/27(c)	8,629	8,508,530
3.13%, 09/18/28	10,040	9,973,521
3.20%, 08/07/42	3,925	3,292,702
3.50%, 09/14/29(c)	3,035	3,038,303
3.50%, 04/12/33	13,512	13,278,766
3.63%, 09/17/31(c)	9,128	9,129,791
3.75%, 06/14/30(c)	3,801	3,835,713
3.88%, 10/28/41	6,891	6,345,601
4.00%, 01/12/28	6,766	6,834,664
4.13%, 02/15/29(c)	14,220	14,497,436
4.13%, 01/23/36(c)	11,505	11,601,108
4.38%, 07/17/34	15,430	15,950,719
4.38%, 07/16/35	10,010	10,323,954
4.38%, 01/24/44	3,334	3,222,608
4.50%, 02/15/30	8,527	8,840,127
4.50%, 09/13/33(c)	7,105	7,425,566
Inter-American Investment Corp.
3.63%, 11/20/28	1,710	1,716,428
4.13%, 02/15/28	1,495	1,512,139
4.25%, 02/14/29	3,620	3,694,814
4.25%, 04/01/30	6,600	6,758,817
4.75%, 09/19/28	2,163	2,229,249
International Bank for Reconstruction & Development
0.75%, 11/24/27	13,145	12,559,744
0.75%, 08/26/30(c)	13,254	11,743,387
0.88%, 05/14/30(c)	17,435	15,652,200
1.13%, 09/13/28	25,416	24,028,483
1.25%, 02/10/31(c)	17,940	16,085,296
1.38%, 04/20/28	20,835	19,963,371
1.63%, 11/03/31	24,085	21,619,825
1.75%, 10/23/29(c)	13,256	12,480,336
2.50%, 11/22/27	23,456	23,095,157
2.50%, 03/29/32(c)	3,867	3,624,092
3.13%, 06/15/27(c)	14,265	14,200,405
Security	Par (000)	Value
Supranational (continued)
3.50%, 07/12/28	$20,406	$20,456,108
3.50%, 10/28/30	580	579,475
3.63%, 05/05/28(c)	2,139	2,147,861
3.63%, 09/21/29(c)	9,510	9,560,264
3.88%, 10/16/29	20,915	21,200,128
3.88%, 02/14/30	19,228	19,497,858
3.88%, 08/28/34	25,910	25,869,847
4.00%, 07/25/30	9,280	9,460,805
4.00%, 01/10/31	26,277	26,806,291
4.00%, 05/06/32	24,809	25,262,266
4.13%, 03/20/30	14,275	14,610,360
4.38%, 08/27/35	23,455	24,214,623
4.50%, 04/10/31	15,724	16,397,108
4.63%, 08/01/28(c)	11,265	11,585,424
4.63%, 01/15/32	26,225	27,552,436
4.75%, 11/14/33	16,348	17,353,861
4.75%, 02/15/35(c)	2,127	2,251,175
International Finance Corp.
0.75%, 08/27/30	985	872,561
3.50%, 01/22/29(c)	5,190	5,202,731
3.88%, 07/02/30	600	608,525
4.25%, 07/02/29(c)	765	783,965
4.50%, 01/21/28(c)	1,840	1,875,247
4.50%, 07/13/28	1,600	1,639,751
Nordic Investment Bank
3.38%, 09/08/27	1,410	1,408,575
3.75%, 08/28/28	480	483,969
3.75%, 05/09/30	3,090	3,116,666
3.75%, 01/23/31	140	141,285
4.25%, 02/28/29	2,020	2,066,648
4.38%, 03/14/28	1,250	1,272,755
		1,296,467,480
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	92,593
2.25%, 03/22/27	2,121	2,091,497
3.75%, 09/13/27	1,180	1,184,226
3.75%, 05/08/28	1,373	1,379,377
3.75%, 07/29/30	260	261,648
3.88%, 08/04/27	891	895,429
4.13%, 06/14/28	2,615	2,648,115
4.25%, 02/01/29	2,860	2,918,901
4.88%, 10/04/30	4,432	4,667,797
		16,139,583
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	3,200	3,039,884
Uruguay Government International Bonds
4.13%, 11/20/45	2,647	2,352,373
4.38%, 10/27/27	9,380	9,437,062
4.38%, 01/23/31	13,956	14,180,047
4.98%, 04/20/55	11,426	10,579,023
5.10%, 06/18/50	17,417	16,721,727
5.44%, 02/14/37	7,380	7,748,720
5.75%, 10/28/34	13,215	14,192,096
7.63%, 03/21/36	4,816	5,861,580
		84,112,512
Total Foreign Government Obligations — 2.3% (Cost: $3,337,646,374)		3,266,747,315
Schedule of Investments
94

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$1,875	$1,875,224
California — 0.1%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44(c)	1,500	1,731,561
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	327,912
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,169,986
Series S-1, 7.04%, 04/01/50(c)	4,300	5,021,977
Series S-3, 6.91%, 10/01/50(c)	3,205	3,678,020
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	318,027
4.35%, 06/01/41(c)	1,905	1,828,949
California State University RB
Class B, 2.72%, 11/01/52(c)	910	621,945
Class B, 2.94%, 11/01/52(c)	1,000	698,099
Class B, 2.98%, 11/01/51(c)	3,315	2,343,984
5.18%, 11/01/53	2,535	2,526,453
Series E, 2.90%, 11/01/51	1,895	1,392,763
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	455	406,968
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,846,399
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	837,644
Series A, 4.09%, 01/15/49(c)	2,040	1,739,997
Golden State Tobacco Securitization Corp. RB
Class B, 3.00%, 06/01/46	540	492,392
3.12%, 06/01/38 (SAP)	2,250	1,929,831
3.49%, 06/01/36	230	199,868
3.71%, 06/01/41	830	669,788
4.21%, 06/01/50(c)	1,535	1,172,144
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	1,100	1,256,657
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,390,811
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(c)	385	430,464
Series D, 6.57%, 07/01/45(c)	5,325	5,854,797
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50(c)	1,400	962,419
3.71%, 05/15/20	2,600	1,689,932
4.13%, 05/15/32	1,550	1,553,706
4.56%, 05/15/53(c)	895	788,085
Series N, 3.26%, 05/15/60(c)	1,835	1,230,152
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	5,022,260
Series F, 6.58%, 05/15/49	3,015	3,287,581
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,010,872
San Diego County Water Authority RB BAB, Series B, Class B, 6.14%, 05/01/49(c)	2,345	2,467,757
Security	Par (000)	Value
California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	$1,920	$1,947,884
San Joaquin Hills Transportation Corridor Agency RB, Class B, 3.49%, 01/15/50	1,600	1,270,490
State of California GO
1.70%, 02/01/28(c)	140	135,250
2.50%, 10/01/29	6,000	5,784,502
3.50%, 04/01/28(c)	910	909,126
4.50%, 08/01/29	1,350	1,390,904
4.50%, 04/01/33	2,115	2,120,673
4.60%, 04/01/38	2,170	2,215,879
5.10%, 09/01/35(c)	2,250	2,387,345
5.13%, 09/01/29	1,700	1,788,061
5.13%, 03/01/38	1,000	1,024,248
5.15%, 09/01/34	5,000	5,346,993
5.20%, 03/01/43	3,790	3,843,381
5.75%, 10/01/31	1,400	1,531,745
5.88%, 10/01/41	5,000	5,331,665
Series A, Class A, 3.05%, 04/01/29	1,110	1,093,637
State of California GO BAB
7.30%, 10/01/39	5,220	6,195,001
7.35%, 11/01/39(c)	3,130	3,723,271
7.50%, 04/01/34	8,325	9,827,044
7.55%, 04/01/39	12,470	15,387,504
7.60%, 11/01/40	7,575	9,460,457
7.63%, 03/01/40	6,850	8,426,046
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,842,364
Series AQ, 4.77%, 05/15/15	835	708,328
Series BD, 3.35%, 07/01/29(c)	4,730	4,689,201
Series BG, 1.32%, 05/15/27	775	754,019
Series BG, 1.61%, 05/15/30	2,990	2,755,294
Series BG, 3.07%, 05/15/51(c)	3,110	2,141,266
		170,931,778
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	729,057
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,174,565
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14(c)	1,690	1,489,613
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,583,086
		3,072,699
Florida — 0.0%
County of Broward Airport System Revenue RB, 3.48%, 10/01/43	250	216,584
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41(c)	985	929,454
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	257,637
County of Miami-Dade Transit System RB, Series B, 2.60%, 07/01/42	1,300	1,019,381
95
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(c)	$3,250	$3,165,410
2.15%, 07/01/30	5,902	5,507,499
Class A, 5.53%, 07/01/34(c)	4,980	5,357,588
		16,453,553
Georgia — 0.0%
City of Atlanta Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,154,950
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,691	4,091,246
Project M, Series 2010-A, 6.66%, 04/01/57	3,230	3,592,121
Project P, Series 2010-A, 7.06%, 04/01/57	3,317	3,849,823
		12,688,140
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46(c)	580	431,218
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C, 4.47%, 01/01/49(c)	1,050	959,073
Series C, Class C, 4.57%, 01/01/54	2,450	2,233,906
Chicago O'Hare International Airport RB BAB, Series B, Class B, 6.40%, 01/01/40(c)	1,100	1,241,215
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A, 6.90%, 12/01/40(c)	4,007	4,576,230
Series B, Class B, 6.90%, 12/01/40(c)	4,442	5,083,102
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,978,321
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,331,714
3.82%, 01/01/48	135	109,948
4.79%, 01/01/48	2,380	2,223,479
State of Illinois GO, 5.10%, 06/01/33	28,727	29,733,651
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	2,786	3,041,906
		55,512,545
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(c)	645	482,675
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51(c)	605	443,074
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
4.15%, 02/01/33	2,280	2,301,510
4.28%, 02/01/36	1,560	1,565,190
4.48%, 08/01/39	4,415	4,354,940
5.05%, 12/01/34	1,705	1,783,195
5.20%, 12/01/39	3,975	4,147,694
		14,152,529
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	2,785	2,792,468
5.94%, 05/31/57	1,370	1,409,200
Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40(c)	$2,500	$2,037,034
		6,238,702
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49(c)	2,675	1,924,057
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29(c)	1,950	1,990,827
Series E, 5.46%, 12/01/39(c)	3,700	3,887,658
Commonwealth of Massachusetts RB, 3.77%, 07/15/29(c)	2,900	2,909,951
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,562,524
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39(c)	1,060	1,125,821
		14,400,838
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,963,944
3.38%, 12/01/40	845	735,310
Michigan State University RB, 4.17%, 08/15/22	4,035	3,038,932
Michigan Strategic Fund RB, 3.23%, 09/01/47(c)	460	364,376
University of Michigan RB
2.56%, 04/01/50	3,000	1,963,101
Class A, 3.50%, 04/01/52	614	465,118
Class B, 3.50%, 04/01/52	475	364,271
Class C, 3.60%, 04/01/47(c)	1,800	1,543,351
Class A, 4.45%, 04/01/22	5,580	4,535,986
Series B, 2.44%, 04/01/40	2,862	2,228,474
		17,202,863
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	1,924	1,610,540
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,033,871
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,582,909
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,511,796
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	971,688
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	4,351	4,595,032
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	3,032,651
Schedule of Investments
96

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	$6,292	$7,505,027
Series F, 7.41%, 01/01/40	6,979	8,524,169
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	848,353
Series P, 3.92%, 05/01/19(c)	1,475	1,017,297
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	940,808
		26,463,337
New York — 0.1%
City of New York
5.37%, 10/01/51(c)	1,750	1,760,398
5.56%, 10/01/45	1,035	1,053,332
City of New York GO
4.61%, 09/01/37	1,000	1,014,962
5.11%, 10/01/54(c)	3,775	3,658,415
5.26%, 10/01/44	4,200	4,197,712
5.26%, 10/01/52	500	497,016
5.83%, 10/01/53(c)	5,500	5,852,291
5.94%, 02/01/55(c)	130	140,383
6.29%, 02/01/45	300	321,487
6.39%, 02/01/55	1,015	1,088,402
City of New York GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,125,218
Series F1, 6.27%, 12/01/37	2,755	3,014,748
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	4,715	4,888,427
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	3,870	4,652,624
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	50	55,963
New York City Municipal Water Finance Authority RB
5.88%, 06/15/44	3,200	3,307,478
5.95%, 06/15/42(c)	3,000	3,155,264
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	1,385	1,368,437
5.72%, 06/15/42	3,145	3,225,392
6.01%, 06/15/42	1,860	1,968,624
New York State Dormitory Authority RB
5.23%, 07/01/35	4,250	4,519,655
5.83%, 07/01/55	2,500	2,703,166
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,428,250
Series F, 5.63%, 03/15/39	2,725	2,834,441
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	871,094
3.29%, 08/01/69	1,300	865,963
4.03%, 09/01/48(c)	1,440	1,243,416
4.23%, 10/15/57	865	738,031
5.07%, 07/15/53(c)	2,820	2,780,779
Series 164, 5.65%, 11/01/40(c)	6,255	6,820,395
Series 165, 5.65%, 11/01/40(c)	1,795	1,957,252
Series 168, 4.93%, 10/01/51(c)	4,165	4,019,096
Series 174, 4.46%, 10/01/62(c)	6,585	5,763,116
Series 181, 4.96%, 08/01/46	2,000	1,986,566
Series 182, 5.31%, 08/01/46	1,000	999,979
Series 192, 4.81%, 10/15/65(c)	4,235	3,960,877
Security	Par (000)	Value
New York (continued)
Series 225, 3.18%, 07/15/60(c)	$675	$455,766
United Nations Development Corp. RB, 6.54%, 08/01/55(c)	765	825,245
		94,119,660
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	778,814
Ohio — 0.0%
American Municipal Power, Inc. RB, Series B, 8.08%, 02/15/50	6,075	7,825,786
JobsOhio Beverage System, 4.53%, 01/01/35	2,190	2,263,541
JobsOhio Beverage System RB, 2.83%, 01/01/38, (ETM)	1,915	1,670,073
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	350	301,733
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,377,139
		13,438,272
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	3,690	3,604,135
4.62%, 06/01/44	1,655	1,651,353
4.71%, 05/01/52(c)	3,280	3,127,939
5.09%, 02/01/52(c)	3,680	3,649,838
		12,033,265
Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	748	762,781
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	791,896
State of Oregon GO, 5.89%, 06/01/27	4,426	4,489,418
		6,044,095
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42	1,130	904,707
Class A, 3.86%, 06/01/38(c)	4,200	4,011,744
Series A, 4.14%, 06/01/38	50	48,784
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,746,032
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,397,403
2.84%, 09/01/50	975	682,557
Pennsylvania Turnpike Commission RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	1,033,096
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(c)	2,000	1,295,037
		12,119,360
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,092,247
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B, 2.44%, 08/15/49	765	488,289
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46(c)	2,400	2,325,304
97
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Electric & Gas Systems Revenue RB
5.47%, 02/01/45	$5,415	$5,625,745
5.57%, 02/01/50(c)	1,185	1,218,028
City of San Antonio Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	1,875	1,978,057
Dallas Area Rapid Transit RB, Class A, 2.61%, 12/01/48	2,895	2,050,524
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	3,250	3,126,614
Series B, 6.00%, 12/01/44	400	419,921
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	685	778,669
Dallas County Hospital District GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,262,766
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	1,720	1,310,416
Class A, 2.99%, 11/01/38(c)	1,200	1,076,961
Class A, 4.09%, 11/01/51(c)	1,245	1,054,484
Class A, 4.51%, 11/01/51	4,505	4,047,753
Series A, Class A, 3.14%, 11/01/45	1,405	1,113,131
Series C, Class C, 2.92%, 11/01/50(c)	2,670	1,942,337
Series C, Class C, 3.09%, 11/01/40	340	286,658
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,816
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52(c)	4,805	3,503,306
North Texas Tollway Authority RB BAB, Series B, Class B, 6.72%, 01/01/49	4,120	4,664,905
Permanent University Fund - Texas A&M University System RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,714,445
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,680,756
State of Texas GO BAB
5.52%, 04/01/39(c)	4,967	5,229,990
Series A, Class A, 4.68%, 04/01/40	2,550	2,556,731
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,263,782
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(c)	7,113	7,407,582
5.17%, 04/01/41	6,200	6,467,445
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B, 3.92%, 12/31/49	3,350	2,789,380
Texas Transportation Commission GO, 2.47%, 10/01/44	2,505	1,818,431
		73,603,226
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50(c)	2,980	1,803,047
2.58%, 11/01/51	2,915	1,863,719
Series A, 3.23%, 09/01/19	790	464,465
Series C, 4.18%, 09/01/17	840	639,640
Williamsburg Economic Development Authority RB, 4.96%, 11/01/35	720	744,366
		5,515,237
Security	Par (000)	Value
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	$1,200	$1,251,285
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	2,580	2,565,495
Total Municipal Debt Obligations — 0.4% (Cost: $625,629,092)		577,524,557
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.3%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	23	22,292
2.50%, 02/01/28	290	285,819
2.50%, 01/01/30	4,181	4,103,098
2.50%, 03/01/31	46	44,777
2.50%, 08/01/31	1,488	1,452,279
2.50%, 10/01/31	3,520	3,428,580
2.50%, 11/01/31	21	20,656
2.50%, 12/01/31	5,540	5,393,053
2.50%, 02/01/32	6,736	6,556,658
2.50%, 08/01/32	81	78,282
2.50%, 01/01/33	5,858	5,676,750
2.50%, 02/01/33	16	15,827
2.50%, 04/01/33	753	726,595
3.00%, 11/01/26	22	21,905
3.00%, 01/01/27	11	11,155
3.00%, 02/01/27	31	31,067
3.00%, 04/01/27	35	35,096
3.00%, 05/01/27	234	232,043
3.00%, 06/01/27	241	239,757
3.00%, 07/01/27	18	17,464
3.00%, 08/01/27	32	31,565
3.00%, 09/01/27	160	158,894
3.00%, 11/01/27	54	53,826
3.00%, 12/01/27	42	41,399
3.00%, 01/01/28	7	6,985
3.00%, 11/01/28	41	40,438
3.00%, 01/01/29	43	42,445
3.00%, 03/01/29	221	218,371
3.00%, 05/01/29	6,845	6,777,631
3.00%, 05/01/30	1,654	1,633,903
3.00%, 06/01/30	764	755,307
3.00%, 07/01/30	2,076	2,050,421
3.00%, 12/01/30	4,605	4,545,640
3.00%, 02/01/31	1,616	1,593,446
3.00%, 05/01/31	3,394	3,344,036
3.00%, 06/01/31	2,427	2,390,113
3.00%, 08/01/31	20	19,627
3.00%, 12/01/31	13	12,837
3.00%, 02/01/32	44	43,605
3.00%, 07/01/32	3,970	3,897,170
3.00%, 09/01/32	5	5,011
3.00%, 02/01/33	8	8,316
3.00%, 05/01/33	1,019	996,285
3.00%, 06/01/42	345	324,981
3.00%, 10/01/42	157	147,991
3.00%, 01/01/43	361	340,239
3.00%, 02/01/43	9,274	8,747,455
3.00%, 12/01/44	27	25,530
Schedule of Investments
98

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/45	$217	$201,600
3.00%, 08/01/45	143	133,058
3.00%, 12/01/45	11	10,425
3.00%, 01/01/46	852	793,490
3.00%, 02/01/46	95	88,525
3.00%, 07/01/46	1,671	1,549,567
3.00%, 08/01/46	33,427	30,993,341
3.00%, 09/01/46	13,164	12,293,833
3.00%, 10/01/46	25,375	23,625,961
3.00%, 11/01/46	19,550	18,127,706
3.00%, 12/01/46	45,016	41,761,628
3.00%, 01/01/47	10,506	9,741,532
3.00%, 02/01/47	22,633	20,985,576
3.00%, 03/01/47	114	105,635
3.00%, 04/01/47	292	270,715
3.00%, 05/01/47	17,119	15,972,780
3.00%, 06/01/47	18,501	17,153,905
3.00%, 08/01/47	2,354	2,182,401
3.00%, 09/01/47	522	486,310
3.00%, 10/01/47	5,832	5,407,778
3.00%, 11/01/47	9	8,590
3.00%, 01/01/48	13	11,891
3.00%, 11/01/48	858	787,938
3.00%, 03/01/49	173	158,525
3.00%, 05/01/49	203	187,690
3.00%, 06/01/49	135	123,643
3.50%, 03/01/26	1	1,420
3.50%, 06/01/26	6	5,721
3.50%, 03/01/32	356	353,027
3.50%, 05/01/32	1,075	1,067,762
3.50%, 08/01/32	357	354,026
3.50%, 09/01/32	448	444,858
3.50%, 06/01/33	76	75,184
3.50%, 07/01/33	3,396	3,363,180
3.50%, 11/01/33	10	9,817
3.50%, 06/01/34	3,035	2,995,886
3.50%, 03/01/38	2,528	2,478,621
3.50%, 06/01/38	675	661,113
3.50%, 09/01/38	442	433,114
3.50%, 02/01/42	44	43,163
3.50%, 05/01/42	4	4,259
3.50%, 09/01/42	7	6,487
3.50%, 10/01/42	5,600	5,422,736
3.50%, 11/01/42	429	415,240
3.50%, 01/01/43	8	8,014
3.50%, 04/01/43	2,992	2,907,493
3.50%, 06/01/43	585	569,685
3.50%, 07/01/43	989	958,632
3.50%, 08/01/43	3,570	3,459,215
3.50%, 10/01/43	730	710,545
3.50%, 01/01/44	9,256	8,973,940
3.50%, 02/01/44	4,738	4,613,393
3.50%, 09/01/44	3,602	3,498,004
3.50%, 10/01/44	5,401	5,203,526
3.50%, 11/01/44	79	75,585
3.50%, 12/01/45	7,438	7,110,280
3.50%, 01/01/46	147	140,556
3.50%, 03/01/46	19,444	18,743,669
3.50%, 05/01/46	2,564	2,467,720
3.50%, 06/01/46	76	73,051
3.50%, 07/01/46	3,490	3,356,150
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$2,536	$2,436,967
3.50%, 09/01/46	3,890	3,742,503
3.50%, 10/01/46	808	775,324
3.50%, 11/01/46	564	541,227
3.50%, 12/01/46	2,972	2,843,842
3.50%, 01/01/47	1,517	1,455,731
3.50%, 02/01/47	4,037	3,877,132
3.50%, 03/01/47	2,559	2,456,387
3.50%, 04/01/47	5,846	5,588,999
3.50%, 05/01/47	1,191	1,144,191
3.50%, 07/01/47	4,848	4,633,592
3.50%, 08/01/47	13,914	13,446,947
3.50%, 09/01/47	18,792	17,961,592
3.50%, 12/01/47	3,118	2,980,504
3.50%, 01/01/48	13,998	13,481,402
3.50%, 02/01/48	15,541	14,842,268
3.50%, 03/01/48	6,391	6,100,012
3.50%, 04/01/48	1,456	1,403,271
3.50%, 05/01/48	7,146	6,812,218
3.50%, 04/01/49	934	893,681
3.50%, 05/01/49	2,710	2,586,432
3.50%, 06/01/49	1,361	1,302,734
4.00%, 05/01/26	9	8,826
4.00%, 12/01/32	848	851,291
4.00%, 04/01/33	1,139	1,142,529
4.00%, 09/01/41	1,941	1,944,353
4.00%, 02/01/42	1,757	1,759,382
4.00%, 03/01/42	384	382,408
4.00%, 06/01/42	2,392	2,395,699
4.00%, 08/01/42	1,078	1,072,658
4.00%, 07/01/44	2,701	2,684,566
4.00%, 01/01/45	705	698,094
4.00%, 02/01/45	990	983,024
4.00%, 06/01/45	1,606	1,584,769
4.00%, 08/01/45	2,750	2,714,286
4.00%, 09/01/45	4,345	4,288,844
4.00%, 01/01/46	1,028	1,014,872
4.00%, 02/01/46	137	134,819
4.00%, 03/01/46	278	273,905
4.00%, 05/01/46	2,587	2,550,321
4.00%, 06/01/46	51	49,878
4.00%, 07/01/46	2,330	2,307,000
4.00%, 08/01/46	77	76,046
4.00%, 10/01/46	2,079	2,052,131
4.00%, 11/01/46	5,959	5,873,853
4.00%, 02/01/47	2,564	2,527,221
4.00%, 08/01/47	193	189,783
4.00%, 10/01/47	565	555,495
4.00%, 11/01/47	1,021	1,002,808
4.00%, 01/01/48	4,081	4,010,197
4.00%, 02/01/48	6,156	6,063,939
4.00%, 04/01/48	104	101,741
4.00%, 06/01/48	21,395	21,089,188
4.00%, 07/01/48	95	93,338
4.00%, 08/01/48	4,091	4,020,133
4.00%, 10/01/48	1,467	1,444,301
4.00%, 12/01/48	6,845	6,753,300
4.00%, 01/01/49	1,188	1,167,917
4.50%, 08/01/30	482	486,377
4.50%, 03/01/39	613	622,724
4.50%, 05/01/39	800	811,944
99
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/01/39	$489	$496,472
4.50%, 01/01/40	155	157,092
4.50%, 02/01/41	985	1,000,739
4.50%, 04/01/41	32	32,758
4.50%, 05/01/41	2,590	2,634,568
4.50%, 05/01/42	2,619	2,661,432
4.50%, 01/01/45	2,044	2,072,590
4.50%, 11/01/45	158	159,067
4.50%, 12/01/45	89	89,964
4.50%, 01/01/46	3,161	3,197,057
4.50%, 03/01/46	163	164,963
4.50%, 04/01/46	384	387,117
4.50%, 05/01/46	273	275,063
4.50%, 07/01/46	64	64,832
4.50%, 08/01/46	236	237,897
4.50%, 09/01/46	1,904	1,931,949
4.50%, 05/01/47	1,561	1,573,670
4.50%, 06/01/47	866	873,101
4.50%, 11/01/47	93	94,120
4.50%, 04/01/48	5,168	5,187,229
4.50%, 06/01/48	5,992	6,026,895
4.50%, 07/01/48	970	981,202
4.50%, 09/01/48	712	714,434
4.50%, 10/01/48	4,977	5,035,406
4.50%, 11/01/48	27	27,755
4.50%, 12/01/48	4,795	4,813,138
4.50%, 01/01/49	1,156	1,160,727
4.50%, 05/01/49	10	10,053
5.00%, 04/01/33	1,541	1,581,306
5.00%, 06/01/33	187	191,513
5.00%, 12/01/33	358	367,049
5.00%, 07/01/35	770	791,308
5.00%, 01/01/36	378	388,851
5.00%, 01/01/37	45	46,176
5.00%, 02/01/37	45	46,412
5.00%, 02/01/38	235	242,148
5.00%, 03/01/38	1,826	1,886,112
5.00%, 12/01/38	215	221,502
5.00%, 03/01/40	57	59,833
5.00%, 08/01/40	293	302,368
5.00%, 09/01/40	1,175	1,214,166
5.00%, 08/01/41	364	378,085
5.00%, 09/01/47	247	253,411
5.00%, 03/01/48	222	227,197
5.00%, 04/01/48	4,230	4,324,390
5.00%, 07/01/48	662	678,043
5.00%, 10/01/48	542	555,065
5.00%, 11/01/48	534	548,853
5.00%, 04/01/49	346	355,129
5.00%, 06/01/49	265	268,538
5.50%, 02/01/34	537	556,683
5.50%, 05/01/35	590	615,323
5.50%, 06/01/35	330	343,889
5.50%, 05/01/36	420	439,060
5.50%, 07/01/36	730	763,463
5.50%, 03/01/38	759	794,955
5.50%, 04/01/38	126	131,995
5.50%, 01/01/39	345	359,186
5.50%, 11/01/39	369	386,079
6.00%, 10/01/36	362	378,929
6.00%, 02/01/37	313	331,731
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/37	$1,269	$1,352,952
6.00%, 09/01/38	18	19,264
6.15%, 11/01/40, (RFUCCT1Y + 1.78%)(a)	5	4,858
6.15%, 01/01/42, (RFUCCT1Y + 1.90%)(a)	3	2,932
6.31%, 08/01/41, (RFUCCT1Y + 1.64%)(a)	88	90,213
6.40%, 11/01/40, (RFUCCT1Y + 1.90%)(a)	73	75,163
6.42%, 12/01/38, (RFUCCT1Y + 1.75%)(a)	278	283,938
6.43%, 11/01/40, (RFUCCT1Y + 1.91%)(a)	101	103,917
6.57%, 11/01/41, (RFUCCT1Y + 1.90%)(a)	124	127,534
6.63%, 09/01/41, (RFUCCT1Y + 1.88%)(a)	197	202,159
6.77%, 05/01/42, (RFUCCT1Y + 1.81%)(a)	142	146,780
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	3,000	2,883,132
Class A2, 2.92%, 06/25/32	23,000	21,706,848
Series K069, Class A2, 3.19%, 09/25/27(a)	6,925	6,863,264
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,985,211
Series K072, Class A2, 3.44%, 12/25/27	17,760	17,664,856
Series K074, Class A2, 3.60%, 01/25/28	9,954	9,928,741
Series K076, Class A2, 3.90%, 04/25/28	5,000	5,015,436
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	19,174,786
Series K085, Class A2, 4.06%, 10/25/28(a)	23,000	23,194,080
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,565,837
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,963,506
Series K092, Class A2, 3.30%, 04/25/29	414	409,095
Series K098, Class A2, 2.43%, 08/25/29	20,000	19,195,039
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,709,008
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,774,605
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,462,672
Series K108, Class A2, 1.52%, 03/25/30	3,000	2,762,562
Series K110, Class A2, 1.48%, 04/25/30	13,200	12,111,710
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,549,427
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,347,730
Series K117, Class A2, 1.41%, 08/25/30	20,000	18,112,219
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,040,813
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,120,446
Series K126, Class A2, 2.07%, 01/25/31	19,440	17,998,891
Series K128, Class A2, 2.02%, 03/25/31	5,500	5,069,892
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,317,782
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,269,092
Series K1510, Class A3, 3.79%, 01/25/34	20,000	19,630,032
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,543,983
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,987,629
Series K-1514, Class A2, 2.86%, 10/25/34	13,000	11,776,937
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,448,866
Series K-1521, Class A2, 2.18%, 08/25/36	2,125	1,751,819
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,981,418
Series K739, Class A2, 1.34%, 09/25/27	24,919	24,171,646
Federal National Mortgage Association
3.00%, 02/01/47	6,678	6,261,003
3.00%, 03/01/47	5,769	5,289,717
3.50%, 11/01/51	4,645	4,470,142
4.00%, 02/01/47	7,171	7,140,364
4.00%, 01/01/57	5,296	5,158,697
4.00%, 02/01/57	5,845	5,693,339
5.96%, 02/01/42, (RFUCCT1Y + 1.81%)(a)	55	55,885
6.47%, 08/01/41, (RFUCCT1Y + 1.75%)(a)	83	84,651
6.53%, 10/01/41, (RFUCCT1Y + 1.82%)(a)	251	258,244
6.59%, 04/01/44, (RFUCCT1Y + 1.59%)(a)	125	127,555
Schedule of Investments
100

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	$2,021	$2,005,782
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	16,110	15,934,711
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	6,622	6,564,576
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,758	2,742,463
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	11,477	11,427,841
Series 2018-M13, Class A2, 3.75%, 09/25/30(a)	6,918	6,915,348
Series 2018-M2, Class A2, 2.93%, 01/25/28(a)	7,152	7,056,185
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	4,250	4,247,562
Series 2019-M22, Class A2, 2.52%, 08/25/29	19,904	19,195,483
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,239	13,095,935
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,054	2,993,870
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	15,325,529
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	18,501,692
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	26,418,256
Government National Mortgage Association
1.50%, 10/20/51	3,689	2,981,504
2.00%, 07/20/50	4,326	3,671,523
2.00%, 08/20/50	62,485	53,022,769
2.00%, 09/20/50	9,719	8,236,232
2.00%, 10/20/50	42,664	36,196,371
2.00%, 11/20/50	34,740	29,440,679
2.00%, 12/20/50	62,834	53,255,775
2.00%, 01/20/51	25,892	21,944,516
2.00%, 02/20/51	183,550	155,538,233
2.00%, 05/20/51	2,523	2,138,195
2.00%, 06/20/51	5,741	4,865,210
2.00%, 08/20/51	102,786	87,099,794
2.00%, 10/20/51	72,669	61,579,049
2.00%, 11/20/51	56,953	48,261,808
2.00%, 12/20/51	188,693	159,896,698
2.00%, 01/20/52	109,459	92,754,845
2.00%, 02/20/52	101,303	85,839,397
2.00%, 03/20/52	163,033	138,146,664
2.00%, 04/20/52	38,455	32,585,416
2.00%, 06/20/52	30,657	25,977,130
2.00%, 03/19/56(i)	1,243	1,052,849
2.50%, 02/15/28	15	14,549
2.50%, 10/20/31	37	35,990
2.50%, 05/20/45	2,407	2,159,527
2.50%, 11/20/46	332	297,683
2.50%, 12/20/46	10,404	9,338,112
2.50%, 01/20/47	4,822	4,327,777
2.50%, 06/20/50	12,579	11,116,291
2.50%, 08/20/50	14,044	12,248,969
2.50%, 09/20/50	31,612	27,570,915
2.50%, 01/20/51	65,637	57,984,647
2.50%, 02/20/51	110,204	97,276,037
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/20/51	$3,480	$3,071,393
2.50%, 05/20/51	227,564	200,868,662
2.50%, 06/20/51	6,950	6,134,484
2.50%, 07/20/51	194,296	171,503,199
2.50%, 08/20/51	184,640	162,979,745
2.50%, 09/20/51	3,757	3,315,890
2.50%, 10/20/51	3,412	3,011,811
2.50%, 11/20/51	27,969	24,687,566
2.50%, 12/20/51	79,477	70,153,646
2.50%, 01/20/52	36,077	31,844,378
2.50%, 02/20/52	2,875	2,538,111
2.50%, 03/20/52	154,220	136,129,794
2.50%, 04/20/52	76,254	67,309,712
2.50%, 05/20/52	22,182	19,580,158
2.50%, 07/20/52	7,081	6,250,558
2.50%, 08/20/52	13,819	12,197,977
2.50%, 09/20/52	26,133	23,067,397
2.50%, 12/20/52	6,016	5,310,055
2.50%, 10/20/53	2,143	1,891,812
2.50%, 03/20/54	3,805	3,358,769
2.50%, 03/19/56(i)	12,798	11,291,332
3.00%, 08/20/42	3,679	3,475,946
3.00%, 09/15/42	8	7,513
3.00%, 10/15/42	21	19,531
3.00%, 03/15/43	122	114,668
3.00%, 06/15/43	21	19,563
3.00%, 07/15/43	53	49,894
3.00%, 09/20/43	4,265	4,022,216
3.00%, 11/15/43	404	380,562
3.00%, 01/15/44	3,761	3,546,520
3.00%, 08/20/44	10,829	10,211,902
3.00%, 10/15/44	89	86,450
3.00%, 03/20/45	3,551	3,301,485
3.00%, 05/20/45	14,613	13,586,675
3.00%, 06/20/45	4,812	4,474,145
3.00%, 07/20/45	9,679	8,999,089
3.00%, 10/20/45	3,309	3,076,533
3.00%, 11/20/45	2,122	1,973,147
3.00%, 12/20/45	3,874	3,602,203
3.00%, 02/20/46	11,564	10,752,146
3.00%, 04/20/46	5,271	4,898,562
3.00%, 05/20/46	8,709	8,094,173
3.00%, 06/20/46	10,357	9,625,474
3.00%, 07/20/46	14,562	13,533,522
3.00%, 08/20/46	25,675	23,861,585
3.00%, 09/20/46	19,158	17,804,804
3.00%, 11/20/46	5,200	4,839,757
3.00%, 12/15/46	6,681	6,136,177
3.00%, 12/20/46	30,027	27,906,243
3.00%, 01/20/47	1,582	1,469,899
3.00%, 02/15/47	9,484	8,810,381
3.00%, 02/20/47	9,665	8,982,657
3.00%, 03/20/47	8,815	8,192,333
3.00%, 04/20/47	194	179,863
3.00%, 06/20/47	4,241	3,935,334
3.00%, 09/20/47	250	231,903
3.00%, 10/20/47	5,130	4,760,213
3.00%, 11/20/47	93	86,590
3.00%, 12/20/47	2,236	2,074,626
3.00%, 02/20/48	4,089	3,769,012
3.00%, 03/20/48	14	13,023
101
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/20/49	$8,743	$8,125,423
3.00%, 07/20/49	6,989	6,451,839
3.00%, 09/20/49	21,425	19,750,697
3.00%, 10/15/49	7,459	6,843,442
3.00%, 10/20/49	11,399	10,504,266
3.00%, 11/20/49	127	117,006
3.00%, 12/20/49	67,717	62,357,687
3.00%, 01/20/50	36,107	33,207,142
3.00%, 02/20/50	44,969	41,351,245
3.00%, 07/20/50	23,336	21,462,303
3.00%, 02/20/51	1,427	1,311,576
3.00%, 03/20/51	8,534	7,842,780
3.00%, 06/20/51	1,368	1,256,473
3.00%, 08/20/51	59,807	54,901,849
3.00%, 09/20/51	19,567	17,960,547
3.00%, 10/20/51	22,494	20,645,648
3.00%, 11/20/51	40,882	37,519,439
3.00%, 12/20/51	46,111	42,314,881
3.00%, 02/20/52	43,463	39,878,268
3.00%, 03/20/52	36,082	32,896,113
3.00%, 04/20/52	31,076	28,322,989
3.00%, 05/20/52	43,619	40,008,667
3.00%, 06/20/52	46,086	42,272,078
3.00%, 07/20/52	31,373	28,776,197
3.00%, 08/20/52	10,501	9,631,525
3.00%, 09/20/52	14,179	13,005,496
3.00%, 11/20/52	2,029	1,861,456
3.00%, 03/19/56(i)	10,107	9,268,915
3.50%, 11/20/40	46	44,878
3.50%, 12/20/40	33	32,092
3.50%, 05/20/41	66	63,923
3.50%, 09/15/41	113	109,887
3.50%, 10/15/41	165	159,842
3.50%, 12/15/41	1,045	1,013,479
3.50%, 04/15/42	75	72,887
3.50%, 08/20/42	6,571	6,364,670
3.50%, 09/15/42	233	226,422
3.50%, 09/20/42	7,803	7,557,703
3.50%, 10/15/42	193	186,580
3.50%, 10/20/42	20,973	20,314,606
3.50%, 11/15/42	323	313,668
3.50%, 11/20/42	18,235	17,662,762
3.50%, 12/15/42	480	465,799
3.50%, 12/20/42	6,463	6,260,152
3.50%, 02/15/43	311	301,546
3.50%, 02/20/43	122	118,421
3.50%, 03/15/43	301	292,330
3.50%, 03/20/43	549	531,523
3.50%, 04/15/43	16	15,130
3.50%, 04/20/43	148	143,836
3.50%, 05/15/43	580	562,074
3.50%, 06/15/43	8,127	7,879,670
3.50%, 08/20/43	102	98,378
3.50%, 09/20/43	50	48,258
3.50%, 10/20/43	136	131,762
3.50%, 01/15/44	93	90,319
3.50%, 01/20/44	4,181	4,048,126
3.50%, 02/20/44	1,355	1,312,026
3.50%, 03/20/44	814	787,772
3.50%, 07/20/44	23	22,032
3.50%, 08/15/44	19	18,720
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/44	$4,416	$4,267,571
3.50%, 09/15/44	55	53,360
3.50%, 09/20/44	7,998	7,727,881
3.50%, 10/15/44	134	129,217
3.50%, 10/20/44	1,211	1,170,802
3.50%, 11/20/44	12	11,154
3.50%, 12/20/44	747	721,562
3.50%, 01/15/45	49	46,910
3.50%, 01/20/45	105	101,045
3.50%, 03/15/45	66	64,008
3.50%, 04/20/45	7,712	7,424,978
3.50%, 05/20/45	2,970	2,827,293
3.50%, 06/15/45	31	30,002
3.50%, 06/20/45	4,349	4,187,293
3.50%, 07/20/45	113	108,467
3.50%, 08/20/45	352	336,855
3.50%, 09/20/45	11,320	10,897,586
3.50%, 10/20/45	1,099	1,057,933
3.50%, 11/20/45	8,060	7,759,720
3.50%, 12/20/45	4,472	4,305,928
3.50%, 03/20/46	16,453	15,811,300
3.50%, 04/20/46	7,275	6,991,511
3.50%, 06/20/46	32,029	30,779,379
3.50%, 07/20/46	196	187,880
3.50%, 08/15/46	43	40,894
3.50%, 11/20/46	328	315,336
3.50%, 12/20/46	9,387	9,020,877
3.50%, 01/15/47	33	31,486
3.50%, 01/20/47	2,211	2,124,737
3.50%, 02/20/47	37,603	36,135,927
3.50%, 03/20/47	14,030	13,478,046
3.50%, 04/20/47	12,476	11,984,046
3.50%, 06/20/47	2,749	2,641,042
3.50%, 07/20/47	346	332,241
3.50%, 08/20/47	18,122	17,409,114
3.50%, 09/15/47	40	38,287
3.50%, 09/20/47	26,266	25,231,793
3.50%, 10/20/47	11,248	10,752,457
3.50%, 11/15/47	16	14,992
3.50%, 11/20/47	15,673	15,056,251
3.50%, 12/15/47	5	4,856
3.50%, 12/20/47	8,320	7,835,095
3.50%, 01/20/48	7,588	7,289,480
3.50%, 02/20/48	2,565	2,464,495
3.50%, 04/20/48	25,189	24,144,563
3.50%, 05/15/48	228	218,596
3.50%, 05/20/48	17,477	16,789,062
3.50%, 08/20/48	3,270	3,138,610
3.50%, 09/20/48	1,543	1,482,418
3.50%, 11/20/48	2,643	2,536,305
3.50%, 01/20/49	4,309	4,139,130
3.50%, 06/20/49	532	508,163
3.50%, 09/20/49	4,297	4,104,755
3.50%, 10/20/49	5,472	5,227,053
3.50%, 12/20/49	10,762	10,281,488
3.50%, 01/20/50	21,735	20,763,773
3.50%, 03/20/50	6,062	5,791,518
3.50%, 08/20/50	4,894	4,674,221
3.50%, 10/20/51	2,035	1,936,187
3.50%, 01/20/52	7,962	7,574,839
3.50%, 02/20/52	14,858	14,135,427
Schedule of Investments
102

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/20/52	$1,469	$1,397,826
3.50%, 05/20/52	27,885	26,485,589
3.50%, 07/20/52	36,826	34,975,259
3.50%, 08/20/52	6,818	6,475,686
3.50%, 10/20/52	12,154	11,550,197
3.50%, 12/20/52	8,880	8,433,591
3.50%, 01/20/53	32,076	30,461,438
3.50%, 05/20/53	20,792	19,863,084
3.50%, 06/20/53	19,423	18,551,627
3.50%, 07/20/53	37,339	35,663,714
3.50%, 03/19/56(i)	70,926	66,559,069
4.00%, 06/15/39	4	4,181
4.00%, 09/20/40	1,661	1,645,032
4.00%, 01/15/41	1	622
4.00%, 01/20/41	544	538,929
4.00%, 02/15/41	1,380	1,369,292
4.00%, 05/20/41	10	10,285
4.00%, 07/15/41	648	643,043
4.00%, 09/15/41	15	14,784
4.00%, 09/20/41	726	719,312
4.00%, 10/15/41	268	265,042
4.00%, 11/15/41	145	143,499
4.00%, 12/15/41	597	591,787
4.00%, 12/20/41	2,446	2,422,583
4.00%, 01/15/42	59	58,780
4.00%, 01/20/42	1,066	1,055,591
4.00%, 02/15/42	248	246,506
4.00%, 03/15/42	1,318	1,305,132
4.00%, 04/15/42	419	415,083
4.00%, 09/20/42	543	537,976
4.00%, 08/15/43	9	9,202
4.00%, 10/20/43	2,633	2,607,155
4.00%, 03/15/44	67	66,701
4.00%, 04/15/44	28	27,170
4.00%, 06/15/44	98	96,645
4.00%, 08/15/44	8	8,277
4.00%, 08/20/44	188	185,248
4.00%, 09/15/44	2	1,778
4.00%, 10/15/44	9	8,498
4.00%, 10/20/44	3,523	3,466,520
4.00%, 12/20/44	236	232,189
4.00%, 01/20/45	5,546	5,458,178
4.00%, 08/20/45	3,117	3,066,055
4.00%, 09/20/45	3,660	3,599,729
4.00%, 10/20/45	435	427,787
4.00%, 01/20/46	1,657	1,629,799
4.00%, 03/20/46	8,123	7,990,337
4.00%, 07/20/46	1,750	1,718,145
4.00%, 08/20/46	17	17,129
4.00%, 09/20/46	399	391,742
4.00%, 11/20/46	3,862	3,796,068
4.00%, 12/15/46	3,312	3,252,117
4.00%, 04/20/47	13,165	12,913,170
4.00%, 06/20/47	5,304	5,203,004
4.00%, 07/20/47	23,054	22,613,120
4.00%, 08/20/47	1,132	1,109,980
4.00%, 11/20/47	13,999	13,731,335
4.00%, 12/20/47	34	33,179
4.00%, 01/20/48	112	109,912
4.00%, 03/15/48	33	32,723
4.00%, 03/20/48	16,256	15,945,327
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/20/48	$8,636	$8,459,047
4.00%, 05/15/48	1,412	1,381,785
4.00%, 05/20/48	9,286	9,098,149
4.00%, 08/20/48	14,531	14,239,110
4.00%, 09/20/48	7,484	7,335,395
4.00%, 10/20/48	443	433,676
4.00%, 11/20/48	12,436	12,183,856
4.00%, 02/20/49	5,447	5,337,805
4.00%, 03/20/49	220	215,794
4.00%, 05/20/49	940	919,597
4.00%, 06/15/49	559	546,543
4.00%, 06/20/49	1,353	1,322,941
4.00%, 09/15/49	1,556	1,523,507
4.00%, 01/20/50	54,238	53,064,985
4.00%, 02/20/50	21,610	21,142,493
4.00%, 07/20/50	3,953	3,867,774
4.00%, 07/20/52	7,262	7,057,629
4.00%, 09/20/52	67,457	65,561,550
4.00%, 10/20/52	32,990	32,062,876
4.00%, 12/20/52	14,251	13,850,938
4.00%, 03/20/53	8,089	7,861,632
4.00%, 10/20/53	6,083	5,914,428
4.00%, 03/19/56(i)	132,911	127,843,574
4.50%, 04/15/39	225	228,524
4.50%, 08/15/39	1,094	1,109,376
4.50%, 11/20/39	564	572,775
4.50%, 01/20/40	153	155,454
4.50%, 06/15/40	1,072	1,087,779
4.50%, 07/15/40	529	536,410
4.50%, 08/15/40	750	760,915
4.50%, 08/20/40	938	952,193
4.50%, 09/15/40	894	907,040
4.50%, 10/20/40	2,305	2,338,343
4.50%, 06/20/41	2,044	2,074,126
4.50%, 07/20/41	10,530	10,687,846
4.50%, 09/20/41	1,400	1,421,298
4.50%, 12/20/41	282	286,627
4.50%, 11/20/45	2,408	2,436,277
4.50%, 02/15/46	3	2,922
4.50%, 08/20/46	2,948	2,985,389
4.50%, 09/20/46	452	458,795
4.50%, 10/20/46	2,164	2,192,191
4.50%, 11/20/46	837	847,243
4.50%, 12/20/46	346	350,241
4.50%, 02/20/47	360	364,482
4.50%, 04/20/47	408	411,833
4.50%, 05/20/47	400	403,480
4.50%, 06/20/47	933	941,771
4.50%, 07/20/47	2,093	2,112,064
4.50%, 10/20/47	644	647,323
4.50%, 04/20/48	1,556	1,564,905
4.50%, 05/20/48	3,948	3,970,145
4.50%, 06/20/48	4,355	4,374,081
4.50%, 07/20/48	5,585	5,609,872
4.50%, 08/20/48	8,989	9,028,898
4.50%, 09/20/48	453	455,004
4.50%, 10/20/48	467	469,203
4.50%, 11/20/48	130	130,843
4.50%, 12/20/48	4,806	4,803,592
4.50%, 01/20/49	135	135,826
4.50%, 02/20/49	1,376	1,382,221
103
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/20/49	$1,928	$1,936,180
4.50%, 05/20/49	463	465,175
4.50%, 06/20/49	6,129	6,156,324
4.50%, 07/20/49	4,540	4,560,134
4.50%, 08/20/49	1,805	1,813,225
4.50%, 07/20/52	3,749	3,739,440
4.50%, 08/20/52	82,709	82,480,196
4.50%, 09/20/52	13,703	13,662,774
4.50%, 12/20/52	9,709	9,677,116
4.50%, 04/20/53	63,163	62,783,084
4.50%, 05/20/53	32,501	32,297,756
4.50%, 06/20/53	53,400	53,053,672
4.50%, 04/20/54	29,132	28,848,721
4.50%, 10/20/54	91,251	90,354,428
4.50%, 11/20/54	50,947	50,429,803
4.50%, 03/19/56(i)	139,886	138,235,783
5.00%, 12/15/36	270	277,248
5.00%, 01/15/39	896	926,058
5.00%, 07/15/39	1,568	1,621,505
5.00%, 05/15/40	596	617,240
5.00%, 07/20/40	3,140	3,243,162
5.00%, 08/20/40	1,198	1,237,886
5.00%, 05/15/47	925	944,182
5.00%, 06/15/47	99	101,450
5.00%, 11/15/47	337	344,086
5.00%, 12/15/47	244	249,509
5.00%, 01/15/48	319	325,194
5.00%, 02/15/48	460	470,113
5.00%, 03/20/48	835	855,261
5.00%, 04/20/48	2,901	2,971,851
5.00%, 05/20/48	3,120	3,183,649
5.00%, 10/20/48	63	64,247
5.00%, 11/20/48	1,116	1,138,101
5.00%, 12/20/48	2,073	2,114,451
5.00%, 01/20/49	3,483	3,552,448
5.00%, 04/20/49	8,197	8,358,854
5.00%, 05/20/49	942	960,700
5.00%, 06/20/49	7,165	7,307,355
5.00%, 07/20/52	3,790	3,828,561
5.00%, 09/20/52	4,789	4,836,723
5.00%, 11/20/52	4,126	4,165,712
5.00%, 12/20/52	33,282	33,604,983
5.00%, 01/20/53	39,404	39,781,561
5.00%, 02/20/53	6,175	6,233,777
5.00%, 04/20/53	25,573	25,798,317
5.00%, 05/20/53	65,616	66,239,547
5.00%, 06/20/53	7,110	7,169,494
5.00%, 07/20/53	75,718	76,345,875
5.00%, 08/20/53	8,210	8,278,266
5.00%, 11/20/53	17,598	17,737,392
5.00%, 05/20/54	516	519,360
5.00%, 06/20/54	36,194	36,421,303
5.00%, 09/20/54	29,356	29,501,214
5.00%, 10/20/54	47,893	48,120,165
5.00%, 11/20/54	110,124	110,677,212
5.00%, 12/20/54	178,097	178,936,463
5.00%, 06/20/55	2,933	2,944,371
5.00%, 03/19/56(i)	247,730	248,570,496
5.50%, 03/15/36	423	440,693
5.50%, 06/20/38	494	518,232
5.50%, 03/20/39	740	776,274
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/15/39	$174	$182,988
5.50%, 01/15/40	1,805	1,904,017
5.50%, 04/20/48	173	180,186
5.50%, 12/20/52	55,736	57,015,849
5.50%, 01/20/53	17,172	17,563,751
5.50%, 03/20/53	28,925	29,545,335
5.50%, 04/20/53	86,161	88,108,736
5.50%, 05/20/53	8,091	8,271,817
5.50%, 06/20/53	28,454	29,053,575
5.50%, 07/20/53	39,994	40,911,101
5.50%, 09/20/53	111,893	114,207,065
5.50%, 10/20/53	36,158	36,901,421
5.50%, 04/20/54	28,379	28,882,041
5.50%, 05/20/54	1,579	1,606,449
5.50%, 07/20/54	6,121	6,227,794
5.50%, 08/20/54	72,856	74,111,873
5.50%, 10/20/54	58,118	59,052,367
5.50%, 11/20/54	57,889	58,814,173
5.50%, 12/20/54	7,263	7,378,788
5.50%, 01/20/55	44,101	44,797,983
5.50%, 02/20/55	40,865	41,480,614
5.50%, 06/20/55	5,370	5,444,213
5.50%, 08/20/55	1,967	1,993,743
5.50%, 11/20/55	10,775	10,931,520
5.50%, 01/20/56	18,770	19,066,212
5.50%, 02/20/56	24,541	24,913,134
5.50%, 03/19/56(i)	163,449	165,534,841
6.00%, 03/15/37	1,332	1,414,416
6.00%, 09/20/38	565	602,164
6.00%, 11/15/39	238	255,082
6.00%, 02/20/53	6,926	7,150,687
6.00%, 09/20/53	17,262	17,729,979
6.00%, 10/20/53	26,568	27,288,326
6.00%, 02/20/54	3,737	3,837,838
6.00%, 06/20/54	34,479	35,302,864
6.00%, 07/20/54	56,170	57,512,812
6.00%, 08/20/54	173,647	177,798,657
6.00%, 09/20/54	100,790	103,200,184
6.00%, 07/20/55	7,486	7,638,160
6.00%, 09/20/55	47,202	48,198,049
6.00%, 01/20/56	1,052	1,077,434
6.00%, 03/19/56(i)	81,283	82,913,501
6.50%, 10/20/38	824	893,418
6.50%, 03/20/53	9,155	9,560,055
6.50%, 05/20/53	7,713	8,054,213
6.50%, 06/20/54	11,866	12,355,047
6.50%, 07/20/54	39,366	40,988,976
6.50%, 03/15/55(i)	58,944	61,280,173
6.50%, 04/15/55(i)	69,200	71,861,658
6.50%, 08/20/55	69,795	72,476,382
6.50%, 09/20/55	65,957	68,580,327
6.50%, 11/20/55	45,411	47,277,516
6.50%, 12/20/55	34,838	36,284,906
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	13,229	12,111,004
1.50%, 04/01/36	236	216,213
1.50%, 07/01/36	2,419	2,212,312
1.50%, 10/01/36	9,792	8,929,753
1.50%, 01/01/37	4,119	3,759,685
1.50%, 02/01/37	118,534	108,214,063
1.50%, 03/01/37	121,654	110,858,127
Schedule of Investments
104

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 04/01/37	$18,780	$17,113,436
1.50%, 05/01/37	5,209	4,746,923
1.50%, 08/01/37	15,734	14,365,093
1.50%, 11/01/37	40,731	37,116,233
1.50%, 03/17/41(i)	123,138	112,277,867
1.50%, 11/01/50	77,234	61,483,847
1.50%, 01/01/51	21,638	17,224,177
1.50%, 04/01/51	7,829	6,229,195
1.50%, 05/01/51	87,363	69,510,597
1.50%, 07/01/51	120,544	95,908,935
1.50%, 11/01/51	78,868	62,627,680
1.50%, 04/01/52	8,090	6,436,023
1.50%, 03/12/56(i)	64,650	51,252,262
2.00%, 10/01/35	21,195	19,912,916
2.00%, 11/01/35	9,579	9,014,424
2.00%, 12/01/35	48,483	45,421,506
2.00%, 01/01/36	3,484	3,261,666
2.00%, 02/01/36	242,744	227,583,397
2.00%, 03/01/36	63,302	59,253,267
2.00%, 04/01/36	327	307,067
2.00%, 05/01/36	54,748	51,255,450
2.00%, 06/01/36	30,782	28,766,979
2.00%, 07/01/36	11,908	11,120,747
2.00%, 08/01/36	18,483	17,282,929
2.00%, 09/01/36	20,701	19,324,436
2.00%, 10/01/36	26,502	24,737,288
2.00%, 11/01/36	36,095	33,708,286
2.00%, 12/01/36	63,460	59,250,758
2.00%, 01/01/37	101,009	94,337,666
2.00%, 02/01/37	55,359	51,684,283
2.00%, 03/01/37	25,732	23,981,070
2.00%, 04/01/37	113,594	105,819,374
2.00%, 05/01/37	47,615	44,342,564
2.00%, 06/01/37	100,669	93,872,057
2.00%, 08/01/37	14,142	13,195,723
2.00%, 10/01/37	7,339	6,834,734
2.00%, 03/17/41(i)	227,339	211,799,881
2.00%, 05/01/50	26,059	21,874,204
2.00%, 06/01/50	58,088	48,739,133
2.00%, 07/01/50	50,445	42,308,236
2.00%, 09/01/50	55,209	46,397,632
2.00%, 10/01/50	134,633	112,972,491
2.00%, 11/01/50	2,153	1,801,930
2.00%, 12/01/50	196,486	165,721,207
2.00%, 01/01/51	83,353	70,458,346
2.00%, 02/01/51	393,267	328,741,353
2.00%, 03/01/51	414,387	347,037,913
2.00%, 04/01/51	492,639	412,784,849
2.00%, 05/01/51	104,847	87,965,343
2.00%, 06/01/51	244,379	204,851,603
2.00%, 07/01/51	303,130	253,672,188
2.00%, 08/01/51	141,981	118,182,363
2.00%, 09/01/51	47,208	39,372,296
2.00%, 10/01/51	589,284	492,541,957
2.00%, 11/01/51	459,280	383,599,017
2.00%, 12/01/51	392,393	327,322,547
2.00%, 01/01/52	219,400	182,865,261
2.00%, 02/01/52	522,489	435,106,093
2.00%, 03/01/52	430,310	358,041,507
2.00%, 04/01/52	74,891	62,392,422
2.00%, 05/01/52	59,865	49,907,949
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 06/01/52	$69,106	$57,582,444
2.00%, 07/01/52	8,719	7,263,668
2.00%, 08/01/52	7,325	6,102,454
2.00%, 10/01/52	149,475	124,516,664
2.00%, 07/01/53	17,510	14,618,119
2.00%, 12/01/53	21,428	17,851,734
2.00%, 03/12/56(i)	135,106	111,899,281
2.50%, 05/01/27	161	159,448
2.50%, 10/01/27	223	220,156
2.50%, 01/01/28	35	34,100
2.50%, 03/01/28	52	51,101
2.50%, 06/01/28	10	9,479
2.50%, 09/01/28	28	27,439
2.50%, 12/01/28	14	13,375
2.50%, 09/01/29	26	25,989
2.50%, 12/01/29	422	416,628
2.50%, 02/01/30	492	481,762
2.50%, 03/01/30	1,842	1,804,324
2.50%, 04/01/30	102	100,375
2.50%, 06/01/30	283	276,661
2.50%, 07/01/30	564	551,517
2.50%, 08/01/30	1,634	1,597,548
2.50%, 09/01/30	582	570,376
2.50%, 12/01/30	1,111	1,085,265
2.50%, 01/01/31	782	764,457
2.50%, 04/01/31	431	420,864
2.50%, 05/01/31	13	12,678
2.50%, 09/01/31	2,512	2,444,133
2.50%, 10/01/31	20,490	19,976,348
2.50%, 12/01/31	4,199	4,085,875
2.50%, 01/01/32	8,240	8,017,478
2.50%, 02/01/32	9,468	9,216,937
2.50%, 03/01/32	3,987	3,874,999
2.50%, 04/01/32	22,385	21,795,574
2.50%, 05/01/32	14,931	14,535,621
2.50%, 06/01/32	397	386,968
2.50%, 07/01/32	5,881	5,730,216
2.50%, 09/01/32	2,366	2,305,270
2.50%, 10/01/32	456	441,881
2.50%, 11/01/32	353	340,897
2.50%, 12/01/32	4,597	4,445,839
2.50%, 01/01/33	10,925	10,683,532
2.50%, 03/01/33	76	73,100
2.50%, 07/01/33	77	74,110
2.50%, 08/01/34	244	235,960
2.50%, 10/01/34	57	55,032
2.50%, 11/01/34	14,983	14,361,062
2.50%, 07/01/35	8,595	8,255,502
2.50%, 09/01/35	16,867	16,171,865
2.50%, 10/01/35	53,128	50,986,942
2.50%, 03/01/36	15,702	15,047,087
2.50%, 04/01/36	1,036	991,907
2.50%, 05/01/36	14,127	13,519,901
2.50%, 07/01/36	30,884	29,519,682
2.50%, 08/01/36	53,465	51,080,316
2.50%, 10/01/36	950	908,734
2.50%, 02/01/37	3,061	2,925,642
2.50%, 03/01/37	32,630	31,092,232
2.50%, 04/01/37	60,529	57,698,867
2.50%, 05/01/37	49,006	46,695,104
2.50%, 06/01/37	23,913	22,809,210
105
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/17/41(i)	$107,320	$102,307,957
2.50%, 05/01/43	170	155,613
2.50%, 02/01/47	600	536,652
2.50%, 04/01/47	7,666	6,859,848
2.50%, 12/01/47	149	133,442
2.50%, 05/01/50	76,670	67,221,674
2.50%, 07/01/50	34,962	30,997,900
2.50%, 08/01/50	50,510	44,707,885
2.50%, 09/01/50	123,892	109,231,420
2.50%, 10/01/50	151,332	133,151,428
2.50%, 11/01/50	176,521	155,219,991
2.50%, 12/01/50	68,468	59,685,923
2.50%, 01/01/51	127,203	110,900,842
2.50%, 02/01/51	48,701	42,642,108
2.50%, 03/01/51	62,146	54,010,246
2.50%, 04/01/51	46,803	40,776,595
2.50%, 05/01/51	56,076	49,138,615
2.50%, 06/01/51	6,020	5,260,597
2.50%, 07/01/51	316,842	276,888,449
2.50%, 08/01/51	263,054	230,600,389
2.50%, 09/01/51	130,695	114,262,543
2.50%, 10/01/51	195,876	171,439,552
2.50%, 11/01/51	81,892	71,831,064
2.50%, 12/01/51	359,950	315,416,675
2.50%, 01/01/52	406,092	354,136,742
2.50%, 02/01/52	317,938	277,508,989
2.50%, 03/01/52	137,355	119,764,091
2.50%, 04/01/52	270,680	236,107,159
2.50%, 05/01/52	113,940	99,325,993
2.50%, 06/01/52	11,619	10,118,666
2.50%, 07/01/52	163,182	142,148,377
2.50%, 08/01/52	10,062	8,761,652
2.50%, 09/01/52	9,840	8,574,420
2.50%, 04/01/53	121,235	105,587,041
2.50%, 01/01/54	48,113	42,001,126
2.50%, 03/12/56(i)	204,327	177,006,416
3.00%, 10/01/26	5	5,345
3.00%, 01/01/27	182	180,330
3.00%, 02/01/27	1	646
3.00%, 10/01/27	544	538,587
3.00%, 11/01/27	268	265,366
3.00%, 12/01/27	17	16,582
3.00%, 03/01/29	54	53,505
3.00%, 07/01/29	78	76,945
3.00%, 09/01/29	42	41,500
3.00%, 10/01/29	11	11,209
3.00%, 01/01/30	31	30,309
3.00%, 03/01/30	9,177	9,083,368
3.00%, 04/01/30	1,558	1,537,611
3.00%, 06/01/30	199	195,842
3.00%, 07/01/30	1,275	1,257,889
3.00%, 08/01/30	4,827	4,761,528
3.00%, 09/01/30	6,179	6,095,773
3.00%, 10/01/30	2,745	2,707,206
3.00%, 11/01/30	701	691,407
3.00%, 12/01/30	2,022	1,992,989
3.00%, 01/01/31	6,041	5,964,802
3.00%, 02/01/31	4,419	4,359,261
3.00%, 03/01/31	3,108	3,061,320
3.00%, 04/01/31	461	453,914
3.00%, 05/01/31	138	135,763
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/01/31	$2,811	$2,767,779
3.00%, 07/01/31	851	836,709
3.00%, 09/01/31	2,628	2,587,920
3.00%, 10/01/31	568	559,336
3.00%, 12/01/31	3,101	3,067,183
3.00%, 01/01/32	4,848	4,769,206
3.00%, 02/01/32	8,689	8,552,594
3.00%, 03/01/32	1,306	1,282,320
3.00%, 04/01/32	88	86,499
3.00%, 05/01/32	2,128	2,084,598
3.00%, 06/01/32	2,869	2,825,925
3.00%, 08/01/32	1,788	1,754,135
3.00%, 09/01/32	485	477,376
3.00%, 11/01/32	3,082	3,023,528
3.00%, 12/01/32	5,936	5,819,035
3.00%, 02/01/33	3,263	3,199,477
3.00%, 05/01/33	317	309,118
3.00%, 09/01/33	162	158,183
3.00%, 10/01/33	2,993	2,925,079
3.00%, 07/01/34	2,293	2,234,081
3.00%, 08/01/34	306	297,431
3.00%, 09/01/34	3,553	3,462,697
3.00%, 11/01/34	2,567	2,499,375
3.00%, 12/01/34	9,044	8,793,550
3.00%, 03/01/35	2,383	2,320,433
3.00%, 04/01/35	15,167	14,780,016
3.00%, 06/01/35	315	306,645
3.00%, 07/01/35	1,929	1,877,587
3.00%, 09/01/35	8,518	8,384,781
3.00%, 10/01/35	6,262	6,102,953
3.00%, 12/01/35	3,722	3,641,494
3.00%, 02/01/37	4,656	4,516,045
3.00%, 04/01/37	8,052	7,797,404
3.00%, 06/01/37	1,371	1,337,064
3.00%, 07/01/37	12,223	11,886,598
3.00%, 09/01/37	3,329	3,229,444
3.00%, 07/01/38	15,937	15,433,353
3.00%, 11/01/38	52,349	50,695,222
3.00%, 08/01/42	183	172,000
3.00%, 09/01/42	61	57,990
3.00%, 10/01/42	2,637	2,483,732
3.00%, 11/01/42	2,041	1,920,882
3.00%, 12/01/42	10,857	10,220,835
3.00%, 01/01/43	4,981	4,693,882
3.00%, 02/01/43	191	180,038
3.00%, 03/01/43	7,855	7,371,589
3.00%, 04/01/43	8,397	7,880,828
3.00%, 05/01/43	3,171	2,977,782
3.00%, 06/01/43	1,704	1,598,097
3.00%, 07/01/43	1,197	1,125,174
3.00%, 08/01/43	2,131	1,997,396
3.00%, 09/01/43	5,050	4,734,303
3.00%, 01/01/44	7,016	6,577,398
3.00%, 10/01/44	21,914	20,543,219
3.00%, 12/01/44	6	5,361
3.00%, 01/01/45	2,227	2,088,103
3.00%, 02/01/45	218	203,034
3.00%, 03/01/45	9,417	8,828,048
3.00%, 04/01/45	75	70,186
3.00%, 05/01/45	9,128	8,501,715
3.00%, 06/01/45	47	43,519
Schedule of Investments
106

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/45	$98	$91,430
3.00%, 09/01/45	721	670,284
3.00%, 11/01/45	1,623	1,509,448
3.00%, 12/01/45	167	155,155
3.00%, 01/01/46	424	394,826
3.00%, 04/01/46	2,432	2,261,917
3.00%, 06/01/46	47	43,937
3.00%, 07/01/46	59,828	55,635,068
3.00%, 08/01/46	10,288	9,544,273
3.00%, 10/01/46	3,142	2,916,938
3.00%, 11/01/46	39,471	36,617,047
3.00%, 12/01/46	89,464	82,923,218
3.00%, 01/01/47	32,986	30,635,674
3.00%, 02/01/47	54,565	50,534,900
3.00%, 03/01/47	29,737	27,541,685
3.00%, 05/01/47	1,145	1,058,619
3.00%, 07/01/47	13,646	12,637,714
3.00%, 08/01/47	4,208	3,897,144
3.00%, 12/01/47	21,479	19,907,591
3.00%, 03/01/48	3,540	3,271,651
3.00%, 04/01/48	74	66,856
3.00%, 09/01/48	333	308,420
3.00%, 11/01/48	38,073	35,221,154
3.00%, 02/01/49	17,282	16,070,961
3.00%, 09/01/49	7,800	7,187,410
3.00%, 11/01/49	12,766	11,707,775
3.00%, 12/01/49	24,550	22,486,770
3.00%, 02/01/50	6,490	5,891,132
3.00%, 03/01/50	16,155	14,799,287
3.00%, 04/01/50	13,257	12,183,948
3.00%, 06/01/50	44,173	40,424,834
3.00%, 07/01/50	44,051	40,281,760
3.00%, 08/01/50	40,834	37,621,497
3.00%, 09/01/50	8,479	7,718,091
3.00%, 10/01/50	118,252	107,574,035
3.00%, 11/01/50	15,904	14,536,277
3.00%, 12/01/50	7,235	6,609,115
3.00%, 01/01/51	22,910	21,000,337
3.00%, 03/01/51	3,474	3,170,113
3.00%, 05/01/51	55,654	51,334,428
3.00%, 06/01/51	64,849	59,249,920
3.00%, 07/01/51	36,853	33,670,999
3.00%, 08/01/51	52,170	47,444,137
3.00%, 10/01/51	7,380	6,676,923
3.00%, 11/01/51	15,006	13,658,907
3.00%, 12/01/51	36,519	33,359,731
3.00%, 01/01/52	66,660	60,693,671
3.00%, 02/01/52	79,841	72,918,788
3.00%, 03/01/52	123,252	112,229,496
3.00%, 04/01/52	161,730	147,557,589
3.00%, 05/01/52	139,685	126,972,171
3.00%, 07/01/52	201,647	182,897,153
3.00%, 08/01/52	24,840	22,661,634
3.00%, 03/01/53	14,338	13,005,706
3.00%, 10/01/53	35,394	32,090,671
3.00%, 03/12/56(i)	129,397	116,999,490
3.50%, 01/01/27	32	31,985
3.50%, 11/01/28	21	20,779
3.50%, 01/01/29	79	78,035
3.50%, 11/01/29	33	32,856
3.50%, 12/01/29	333	331,172
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/30	$1,905	$1,895,529
3.50%, 10/01/30	503	500,844
3.50%, 11/01/30	154	152,886
3.50%, 03/01/31	1,149	1,142,226
3.50%, 06/01/31	2,824	2,809,330
3.50%, 01/01/32	4,145	4,118,859
3.50%, 02/01/32	544	538,828
3.50%, 05/01/32	2,172	2,155,010
3.50%, 06/01/32	2,066	2,048,710
3.50%, 07/01/32	834	826,893
3.50%, 08/01/32	472	467,735
3.50%, 09/01/32	952	945,741
3.50%, 10/01/32	455	450,995
3.50%, 11/01/32	549	544,983
3.50%, 12/01/32	71	70,257
3.50%, 02/01/33	376	371,464
3.50%, 03/01/33	2,460	2,439,669
3.50%, 04/01/33	2,977	2,952,578
3.50%, 05/01/33	2,183	2,161,437
3.50%, 06/01/33	2,715	2,686,598
3.50%, 10/01/33	373	368,979
3.50%, 01/01/34	757	748,501
3.50%, 02/01/34	13,024	12,890,234
3.50%, 03/01/34	420	413,978
3.50%, 04/01/34	951	941,078
3.50%, 05/01/34	1,330	1,311,101
3.50%, 07/01/34	885	880,149
3.50%, 08/01/34	3,468	3,418,067
3.50%, 01/01/35	2,399	2,365,072
3.50%, 05/01/35	177	175,499
3.50%, 09/01/37	19,214	18,876,056
3.50%, 07/01/38	27,374	26,891,934
3.50%, 08/01/38	709	692,342
3.50%, 09/01/38	1,243	1,214,390
3.50%, 11/01/38	17,159	16,857,294
3.50%, 11/01/40	174	170,687
3.50%, 02/01/41	198	193,275
3.50%, 03/17/41(i)	4,166	4,073,512
3.50%, 02/01/42	5,937	5,774,468
3.50%, 03/01/42	45	43,354
3.50%, 04/01/42	22	21,832
3.50%, 05/01/42	2,037	1,975,730
3.50%, 08/01/42	345	336,236
3.50%, 09/01/42	11,826	11,439,643
3.50%, 11/01/42	7,302	7,064,007
3.50%, 12/01/42	2,644	2,563,230
3.50%, 01/01/43	75	73,271
3.50%, 02/01/43	372	363,714
3.50%, 04/01/43	67	65,386
3.50%, 05/01/43	96	93,424
3.50%, 06/01/43	2,684	2,597,585
3.50%, 08/01/43	54	52,930
3.50%, 10/01/43	2,885	2,790,728
3.50%, 09/01/44	167	162,748
3.50%, 10/01/44	3,556	3,439,434
3.50%, 01/01/45	73	71,186
3.50%, 02/01/45	4,246	4,109,387
3.50%, 03/01/45	15,860	15,298,806
3.50%, 05/01/45	18,401	17,797,264
3.50%, 06/01/45	74	70,638
3.50%, 07/01/45	7,486	7,237,924
107
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/45	$2,938	$2,841,752
3.50%, 10/01/45	1,473	1,423,930
3.50%, 11/01/45	215	205,921
3.50%, 12/01/45	28,253	27,153,253
3.50%, 01/01/46	12,158	11,776,688
3.50%, 02/01/46	12,945	12,403,088
3.50%, 03/01/46	15,430	14,843,128
3.50%, 04/01/46	2,188	2,086,991
3.50%, 05/01/46	12,985	12,480,418
3.50%, 06/01/46	2,514	2,403,684
3.50%, 07/01/46	20,944	20,147,410
3.50%, 08/01/46	6,639	6,365,252
3.50%, 09/01/46	5,388	5,129,658
3.50%, 10/01/46	7,780	7,470,422
3.50%, 11/01/46	10,434	10,013,426
3.50%, 12/01/46	46,427	44,735,631
3.50%, 01/01/47	24,249	23,333,758
3.50%, 02/01/47	10,323	9,892,336
3.50%, 04/01/47	9,672	9,277,307
3.50%, 05/01/47	11,027	10,594,773
3.50%, 06/01/47	3,495	3,360,704
3.50%, 07/01/47	53,185	50,857,333
3.50%, 08/01/47	6,375	6,110,908
3.50%, 09/01/47	2,789	2,662,502
3.50%, 10/01/47	9,252	8,879,136
3.50%, 11/01/47	7,546	7,266,427
3.50%, 12/01/47	13,298	12,697,569
3.50%, 01/01/48	28,749	27,490,513
3.50%, 02/01/48	60,501	57,852,907
3.50%, 03/01/48	1,941	1,850,194
3.50%, 04/01/48	8,939	8,550,507
3.50%, 05/01/48	24,166	23,035,221
3.50%, 06/01/48	2,628	2,502,428
3.50%, 07/01/48	2,030	1,945,962
3.50%, 11/01/48	35,503	33,845,785
3.50%, 02/01/49	84	79,491
3.50%, 03/01/49	1,143	1,089,927
3.50%, 04/01/49	1,684	1,603,042
3.50%, 05/01/49	1,382	1,306,763
3.50%, 06/01/49	65,947	62,961,905
3.50%, 07/01/49	10,054	9,562,660
3.50%, 09/01/49	14,462	13,755,540
3.50%, 04/01/50	37,044	35,398,328
3.50%, 05/01/50	14,585	13,876,673
3.50%, 06/01/50	4,165	3,962,463
3.50%, 07/01/50	18,621	17,674,886
3.50%, 02/01/51	23,509	22,372,719
3.50%, 05/01/51	5,809	5,528,670
3.50%, 07/01/51	3,139	2,973,329
3.50%, 09/01/51	1,097	1,043,468
3.50%, 10/01/51	8,973	8,566,687
3.50%, 01/01/52	3,332	3,169,580
3.50%, 04/01/52	144,318	137,207,092
3.50%, 05/01/52	128,886	121,946,486
3.50%, 06/01/52	58,994	55,928,861
3.50%, 07/01/52	35,804	33,968,896
3.50%, 08/01/52	3,714	3,529,647
3.50%, 09/01/52	69,158	65,276,970
3.50%, 04/01/53	7,819	7,436,497
3.50%, 05/01/53	46,860	44,272,943
3.50%, 11/01/54	3,676	3,472,272
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/12/56(i)	$174,436	$164,367,633
4.00%, 06/01/26	11	11,456
4.00%, 09/01/26	4	3,726
4.00%, 12/01/30	530	530,363
4.00%, 01/01/31	191	191,576
4.00%, 02/01/31	137	136,825
4.00%, 10/01/31	644	644,535
4.00%, 02/01/32	889	890,095
4.00%, 07/01/32	142	141,451
4.00%, 05/01/33	2,575	2,579,351
4.00%, 06/01/33	444	444,713
4.00%, 07/01/33	797	798,089
4.00%, 12/01/33	97	96,285
4.00%, 07/01/37	3,477	3,466,280
4.00%, 08/01/37	3,622	3,610,906
4.00%, 09/01/37	4,756	4,740,733
4.00%, 11/01/37	6,921	6,899,272
4.00%, 02/01/38	3,567	3,555,973
4.00%, 04/01/38	2,998	2,983,409
4.00%, 05/01/38	5,728	5,700,645
4.00%, 06/01/38	4,836	4,815,850
4.00%, 07/01/38	11,480	11,424,714
4.00%, 11/01/38	1,937	1,927,438
4.00%, 11/01/39	43,776	43,467,755
4.00%, 12/01/39	73,745	73,227,336
4.00%, 02/01/40	900	893,829
4.00%, 03/15/40(i)	183,015	181,434,332
4.00%, 08/01/40	1,528	1,517,378
4.00%, 12/01/40	16	15,700
4.00%, 12/01/41	847	847,644
4.00%, 03/01/42	1,739	1,728,718
4.00%, 06/01/42	1,433	1,433,302
4.00%, 07/01/42	51	50,537
4.00%, 09/01/43	86	85,710
4.00%, 10/01/43	60	59,678
4.00%, 04/01/44	29	28,372
4.00%, 05/01/44	1,951	1,934,977
4.00%, 06/01/44	3,047	3,048,968
4.00%, 10/01/44	891	884,620
4.00%, 12/01/44	6,828	6,765,835
4.00%, 01/01/45	9,470	9,408,325
4.00%, 02/01/45	28,746	28,593,222
4.00%, 03/01/45	4,561	4,514,249
4.00%, 05/01/45	8,313	8,235,293
4.00%, 06/01/45	4,548	4,516,395
4.00%, 07/01/45	387	381,726
4.00%, 08/01/45	284	279,982
4.00%, 09/01/45	664	656,809
4.00%, 11/01/45	105	103,057
4.00%, 12/01/45	676	668,155
4.00%, 01/01/46	593	584,783
4.00%, 02/01/46	1,085	1,069,002
4.00%, 03/01/46	1,317	1,297,746
4.00%, 04/01/46	1,826	1,798,313
4.00%, 05/01/46	2,383	2,347,576
4.00%, 06/01/46	14,176	14,055,720
4.00%, 07/01/46	16,956	16,737,360
4.00%, 08/01/46	3,020	2,976,154
4.00%, 09/01/46	125	122,985
4.00%, 10/01/46	3,226	3,195,689
4.00%, 11/01/46	1,001	991,886
Schedule of Investments
108

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/47	$2,202	$2,170,528
4.00%, 03/01/47	1,807	1,785,176
4.00%, 04/01/47	4,843	4,769,220
4.00%, 05/01/47	4,546	4,484,485
4.00%, 06/01/47	8,878	8,759,375
4.00%, 07/01/47	13,965	13,745,080
4.00%, 08/01/47	11,518	11,345,524
4.00%, 09/01/47	12,099	11,897,126
4.00%, 10/01/47	10,334	10,216,241
4.00%, 11/01/47	5,372	5,272,342
4.00%, 12/01/47	8,176	8,028,097
4.00%, 01/01/48	1,658	1,627,584
4.00%, 02/01/48	17,441	17,118,530
4.00%, 04/01/48	18,273	17,939,003
4.00%, 05/01/48	1,459	1,432,198
4.00%, 07/01/48	2,247	2,205,233
4.00%, 09/01/48	8,868	8,705,331
4.00%, 10/01/48	6,432	6,324,464
4.00%, 11/01/48	19,186	18,835,614
4.00%, 01/01/49	2,424	2,388,847
4.00%, 02/01/49	2,701	2,651,708
4.00%, 03/01/49	30,800	30,238,463
4.00%, 04/01/49	8,734	8,607,489
4.00%, 05/01/49	6,555	6,461,274
4.00%, 06/01/49	26,207	25,782,464
4.00%, 07/01/49	46,029	45,225,834
4.00%, 08/01/49	595	587,638
4.00%, 10/01/49	1,498	1,470,517
4.00%, 11/01/49	34,933	34,215,295
4.00%, 12/01/49	2,785	2,730,366
4.00%, 01/01/50	15,897	15,606,280
4.00%, 02/01/50	470	460,825
4.00%, 05/01/50	8,145	7,985,098
4.00%, 11/01/50	3,427	3,360,127
4.00%, 03/01/51	6,440	6,314,162
4.00%, 05/01/51	16,488	16,186,407
4.00%, 08/01/51	1,120	1,098,233
4.00%, 10/01/51	3,145	3,083,193
4.00%, 11/01/51	7,769	7,616,926
4.00%, 04/01/52	13,472	13,144,502
4.00%, 05/01/52	31,963	31,230,356
4.00%, 06/01/52	40,892	39,863,430
4.00%, 07/01/52	114,011	111,305,438
4.00%, 08/01/52	170,560	166,199,845
4.00%, 09/01/52	18,392	17,911,002
4.00%, 10/01/52	26,863	26,348,882
4.00%, 11/01/52	3,680	3,593,053
4.00%, 12/01/52	49,337	48,056,214
4.00%, 02/01/53	37,926	37,151,725
4.00%, 03/01/53	4,750	4,624,327
4.00%, 04/01/53	3,605	3,522,297
4.00%, 07/01/53	5,665	5,524,201
4.00%, 01/01/54	11,352	11,054,367
4.00%, 06/01/54	31,400	30,526,872
4.00%, 09/01/54	2,483	2,413,825
4.00%, 03/01/55	47,563	46,239,723
4.00%, 03/12/56(i)	168,890	164,129,555
4.50%, 08/01/31	570	576,124
4.50%, 08/01/34	213	215,157
4.50%, 03/15/40(i)	4,200	4,217,574
4.50%, 09/01/40	2,117	2,148,666
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/01/40	$1,128	$1,144,704
4.50%, 01/01/41	2,353	2,388,295
4.50%, 05/01/41	1,448	1,469,386
4.50%, 06/01/41	7,895	8,008,679
4.50%, 08/01/41	3,252	3,297,079
4.50%, 09/01/41	1,026	1,040,467
4.50%, 01/01/42	1,069	1,083,746
4.50%, 09/01/42	1,003	1,018,255
4.50%, 08/01/43	1,850	1,868,532
4.50%, 12/01/43	59	60,007
4.50%, 03/01/44	10	10,360
4.50%, 04/01/44	3,045	3,076,329
4.50%, 06/01/44	557	564,556
4.50%, 12/01/44	213	216,124
4.50%, 02/01/45	1,152	1,167,907
4.50%, 08/01/45	1,651	1,673,035
4.50%, 10/01/45	280	284,685
4.50%, 11/01/45	171	172,946
4.50%, 12/01/45	504	509,635
4.50%, 01/01/46	69	69,010
4.50%, 02/01/46	5,791	5,878,670
4.50%, 03/01/46	975	989,496
4.50%, 04/01/46	209	212,491
4.50%, 05/01/46	67	67,981
4.50%, 06/01/46	3	3,526
4.50%, 07/01/46	25	25,626
4.50%, 08/01/46	1,517	1,530,621
4.50%, 09/01/46	600	609,231
4.50%, 10/01/46	692	698,572
4.50%, 01/01/47	276	278,553
4.50%, 02/01/47	119	120,502
4.50%, 03/01/47	1,376	1,390,179
4.50%, 04/01/47	4,075	4,117,490
4.50%, 06/01/47	2,293	2,313,500
4.50%, 07/01/47	14	13,749
4.50%, 08/01/47	182	182,838
4.50%, 10/01/47	5,312	5,369,369
4.50%, 01/01/48	7,502	7,553,608
4.50%, 02/01/48	782	790,261
4.50%, 03/01/48	4,098	4,133,606
4.50%, 04/01/48	5,351	5,376,013
4.50%, 05/01/48	850	860,275
4.50%, 06/01/48	2,610	2,637,496
4.50%, 07/01/48	1,648	1,652,480
4.50%, 08/01/48	7,573	7,644,862
4.50%, 09/01/48	216	217,813
4.50%, 10/01/48	9,188	9,225,769
4.50%, 11/01/48	3,635	3,643,837
4.50%, 12/01/48	13,672	13,760,300
4.50%, 01/01/49	4,404	4,415,107
4.50%, 02/01/49	8,551	8,576,788
4.50%, 03/01/49	525	530,284
4.50%, 04/01/49	9,777	9,869,944
4.50%, 05/01/49	8,123	8,143,963
4.50%, 07/01/49	763	765,792
4.50%, 08/01/49	137	137,832
4.50%, 05/01/50	2,145	2,163,083
4.50%, 09/01/50	29,145	29,221,446
4.50%, 05/01/52	7,759	7,783,179
4.50%, 06/01/52	80,686	80,181,184
4.50%, 07/01/52	6,079	6,039,200
109
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/01/52	$23,428	$23,305,902
4.50%, 09/01/52	59,429	59,149,331
4.50%, 10/01/52	85,108	84,834,373
4.50%, 11/01/52	38,287	38,011,377
4.50%, 12/01/52	140,492	139,916,040
4.50%, 02/01/53	22,977	22,821,617
4.50%, 04/01/53	25,411	25,247,462
4.50%, 05/01/53	9,533	9,465,780
4.50%, 07/01/53	8,756	8,700,629
4.50%, 08/01/53	48,114	47,827,418
4.50%, 09/01/53	3,833	3,820,623
4.50%, 11/01/53	21,248	21,071,752
4.50%, 03/01/54	3,554	3,525,870
4.50%, 04/01/54	30,339	30,010,406
4.50%, 11/01/54	38,037	37,625,064
4.50%, 12/01/54	39,708	39,398,606
4.50%, 03/01/55	35,639	35,252,713
4.50%, 03/12/56(i)	167,845	165,973,560
5.00%, 09/01/33	54	55,367
5.00%, 11/01/33	1,545	1,584,160
5.00%, 06/01/35	82	83,747
5.00%, 10/01/35	33	34,335
5.00%, 12/01/36	24	24,802
5.00%, 05/01/39	16	16,985
5.00%, 06/01/39	323	330,852
5.00%, 12/01/39	58	60,352
5.00%, 01/01/40	1	1,372
5.00%, 03/01/40	971	1,002,183
5.00%, 03/15/40(i)	975	989,710
5.00%, 04/01/40	154	158,682
5.00%, 05/01/40	10	10,276
5.00%, 06/01/40	70	71,286
5.00%, 07/01/40	682	704,306
5.00%, 08/01/40	807	832,142
5.00%, 09/01/40	7	6,748
5.00%, 10/01/40	30	30,674
5.00%, 04/01/41	403	416,180
5.00%, 05/01/41	1,621	1,673,326
5.00%, 06/01/41	431	446,637
5.00%, 08/01/41	844	876,013
5.00%, 10/01/41	2,012	2,077,769
5.00%, 01/01/42	10,302	10,634,050
5.00%, 05/01/42	3,892	4,016,842
5.00%, 09/01/47	311	318,089
5.00%, 02/01/48	1,473	1,507,888
5.00%, 03/01/48	1,222	1,251,795
5.00%, 04/01/48	1,600	1,636,482
5.00%, 05/01/48	1,380	1,413,789
5.00%, 07/01/48	1,802	1,846,333
5.00%, 09/01/48	1,169	1,193,019
5.00%, 01/01/49	98	100,627
5.00%, 04/01/49	5,275	5,403,263
5.00%, 05/01/49	208	212,146
5.00%, 09/01/49	55	56,082
5.00%, 10/01/49	171	174,906
5.00%, 07/01/50	3,141	3,212,745
5.00%, 08/01/52	11,940	12,141,422
5.00%, 09/01/52	25,138	25,560,213
5.00%, 10/01/52	31,937	32,415,685
5.00%, 11/01/52	35,394	35,943,385
5.00%, 12/01/52	52,099	52,789,989
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/01/53	$39,406	$39,977,807
5.00%, 02/01/53	71,276	71,876,052
5.00%, 03/01/53	44,910	45,468,688
5.00%, 04/01/53	84,060	84,981,758
5.00%, 05/01/53	64,970	65,451,150
5.00%, 06/01/53	143,107	144,804,600
5.00%, 07/01/53	67,694	68,495,826
5.00%, 08/01/53	37,982	38,378,072
5.00%, 09/01/53	22,548	22,755,631
5.00%, 10/01/53	4,653	4,727,952
5.00%, 11/01/53	11,021	11,116,101
5.00%, 12/01/53	13,435	13,540,397
5.00%, 01/01/54	5,849	5,892,180
5.00%, 02/01/54	44,949	45,275,209
5.00%, 04/01/54	23,703	24,008,865
5.00%, 06/01/54	16,318	16,455,576
5.00%, 10/01/54	78,344	78,841,619
5.00%, 11/01/54	83,279	83,863,104
5.00%, 12/01/54	69,843	70,590,603
5.00%, 01/01/55	102,201	102,979,274
5.00%, 02/01/55	9,645	9,738,380
5.00%, 04/01/55	6,887	6,932,790
5.00%, 11/01/55	76,631	77,564,230
5.00%, 12/01/55	111,166	112,224,585
5.00%, 01/01/56	85,085	85,645,889
5.00%, 03/01/56	18,180	18,299,806
5.00%, 03/15/56(i)	385,745	387,475,361
5.50%, 05/01/33	568	587,489
5.50%, 11/01/33	1,197	1,238,762
5.50%, 09/01/34	1,874	1,948,483
5.50%, 09/01/36	124	128,671
5.50%, 03/01/38	125	131,143
5.50%, 06/01/38	3,380	3,533,959
5.50%, 11/01/38	265	277,112
5.50%, 07/01/40	814	850,116
5.50%, 09/01/41	19,364	20,053,517
5.50%, 01/01/47	1,606	1,673,055
5.50%, 12/01/48	154	160,253
5.50%, 09/01/52	10,307	10,692,328
5.50%, 11/01/52	19,832	20,387,197
5.50%, 12/01/52	49,349	50,939,034
5.50%, 01/01/53	112,431	115,730,705
5.50%, 02/01/53	82,457	84,473,602
5.50%, 03/01/53	65,785	67,900,702
5.50%, 04/01/53	86,581	88,712,995
5.50%, 05/01/53	129,318	132,163,031
5.50%, 06/01/53	32,007	32,913,164
5.50%, 07/01/53	42,926	44,244,556
5.50%, 08/01/53	33,817	34,486,560
5.50%, 09/01/53	75,774	77,135,492
5.50%, 10/01/53	40,815	41,645,983
5.50%, 11/01/53	38,993	40,036,943
5.50%, 12/01/53	5,636	5,774,352
5.50%, 01/01/54	8,411	8,633,825
5.50%, 02/01/54	79,495	81,039,753
5.50%, 03/01/54	102,797	104,932,266
5.50%, 04/01/54	67,328	68,598,922
5.50%, 05/01/54	74,123	75,695,389
5.50%, 06/01/54	43,610	44,423,619
5.50%, 07/01/54	12,368	12,760,856
5.50%, 08/01/54	57,598	58,950,943
Schedule of Investments
110

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/54	$16,373	$16,806,671
5.50%, 10/01/54	74,177	75,436,876
5.50%, 11/01/54	94,953	97,750,882
5.50%, 01/01/55	47,636	48,418,774
5.50%, 02/01/55	2,343	2,380,794
5.50%, 03/01/55	10,207	10,454,351
5.50%, 04/01/55	49,018	50,292,568
5.50%, 05/01/55	91,625	93,866,450
5.50%, 06/01/55	11,113	11,397,688
5.50%, 07/01/55(a)	26,760	27,308,653
5.50%, 08/01/55	14,612	15,002,577
5.50%, 09/01/55	140,801	144,183,234
5.50%, 10/01/55	57,304	58,828,838
5.50%, 11/01/55	104,294	106,858,963
5.50%, 12/01/55	21,474	22,017,130
5.50%, 01/01/56	27,942	28,641,184
5.50%, 02/01/56	43,870	44,966,731
5.50%, 03/01/56	12,573	12,877,061
5.50%, 03/12/56(i)	316,905	321,985,871
6.00%, 03/01/34	964	1,006,392
6.00%, 05/01/34	69	71,896
6.00%, 08/01/34	168	176,155
6.00%, 11/01/34	55	57,768
6.00%, 09/01/36	262	277,704
6.00%, 08/01/37	610	649,188
6.00%, 03/01/38	224	238,091
6.00%, 05/01/38	99	105,824
6.00%, 09/01/38	85	90,439
6.00%, 06/01/39	1,457	1,528,539
6.00%, 10/01/39	107	113,863
6.00%, 07/01/41	842	892,923
6.00%, 02/01/49	4,110	4,356,931
6.00%, 11/01/52	2,562	2,671,347
6.00%, 12/01/52	1,780	1,845,980
6.00%, 01/01/53	27,168	28,253,143
6.00%, 02/01/53	74,332	76,561,099
6.00%, 04/01/53	2,249	2,360,433
6.00%, 05/01/53	2,679	2,791,728
6.00%, 06/01/53	12,517	13,032,198
6.00%, 07/01/53	77,554	80,467,796
6.00%, 08/01/53	165,513	172,450,454
6.00%, 09/01/53	73,316	75,888,179
6.00%, 10/01/53	17,026	17,530,883
6.00%, 11/01/53	80,248	82,833,886
6.00%, 12/01/53	16,894	17,525,782
6.00%, 01/01/54	36,176	37,247,015
6.00%, 02/01/54	34,569	35,575,443
6.00%, 03/01/54	17,831	18,463,184
6.00%, 04/01/54	43,782	45,400,536
6.00%, 05/01/54	12,972	13,351,762
6.00%, 06/01/54	18,013	18,545,015
6.00%, 07/01/54	19,662	20,383,398
6.00%, 08/01/54	104,569	108,302,784
6.00%, 09/01/54	180,615	186,943,027
6.00%, 10/01/54	129,363	133,260,221
6.00%, 11/01/54	16,395	16,872,746
6.00%, 01/01/55	16,123	16,675,905
6.00%, 02/01/55	64,212	66,256,343
6.00%, 03/01/55	35,882	37,024,880
6.00%, 03/15/55(i)	304,255	312,070,785
6.00%, 04/01/55	57,393	59,188,895
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/01/55	$44,669	$45,891,871
6.00%, 06/01/55	39,048	40,446,501
6.00%, 07/01/55	39,912	41,069,488
6.00%, 08/01/55	62,048	63,915,034
6.00%, 09/01/55	132,278	136,991,779
6.00%, 10/01/55	42,733	44,460,082
6.00%, 12/01/55	36,885	38,317,114
6.50%, 08/01/36	17	18,029
6.50%, 09/01/36	117	125,329
6.50%, 10/01/36	17	17,760
6.50%, 12/01/36	29	31,456
6.50%, 07/01/37	29	30,715
6.50%, 08/01/37	1,365	1,466,920
6.50%, 10/01/37	49	53,026
6.50%, 11/01/37	9	9,161
6.50%, 12/01/37	354	377,962
6.50%, 06/01/38	14	14,790
6.50%, 10/01/39	365	392,509
6.50%, 05/01/40	12	12,525
6.50%, 07/01/53	5,802	6,120,938
6.50%, 09/01/53	26,678	27,957,567
6.50%, 10/01/53	59,632	62,730,314
6.50%, 11/01/53	71,882	75,157,521
6.50%, 12/01/53	144,549	152,066,457
6.50%, 01/01/54	66,694	70,166,241
6.50%, 02/01/54	33,864	35,826,904
6.50%, 03/01/54	55,260	57,971,498
6.50%, 04/01/54	14,614	15,320,334
6.50%, 05/01/54	4,287	4,476,231
6.50%, 06/01/54	18,558	19,499,728
6.50%, 07/01/54	19,210	20,187,836
6.50%, 08/01/54	41,279	43,206,641
6.50%, 09/01/54	32,253	33,870,339
6.50%, 10/01/54	2,391	2,493,103
6.50%, 01/01/55	16,904	17,697,264
6.50%, 02/01/55	29,127	30,644,430
6.50%, 03/01/55	3,333	3,503,853
6.50%, 03/15/55(i)	41,000	42,582,949
6.50%, 04/01/55	11,412	11,920,069
6.50%, 07/01/55	12,431	13,014,651
6.50%, 08/01/55	43,609	45,816,570
6.50%, 09/01/55	18,140	19,065,717
6.50%, 10/01/55	7,096	7,444,032
6.50%, 11/01/55	27,969	29,369,288
7.00%, 04/01/37	427	466,167
		34,346,421,333
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks
2.13%, 12/14/29	70	66,548
3.25%, 11/16/28	25,470	25,386,068
4.25%, 12/10/27	75	76,066
5.50%, 07/15/36	7,900	8,809,033
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	83,916,963
6.75%, 03/15/31	21,820	24,997,851
Federal National Mortgage Association
0.88%, 08/05/30	17,530	15,669,334
5.63%, 07/15/37	795	894,682
6.25%, 05/15/29	580	629,140
6.63%, 11/15/30	8,180	9,262,936
7.13%, 01/15/30	10,000	11,300,415
111
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
7.25%, 05/15/30	$17,396	$19,926,460
Tennessee Valley Authority
1.50%, 09/15/31	1,000	890,765
3.50%, 12/15/42	525	453,007
4.63%, 09/15/60	1,000	923,636
4.88%, 05/15/35	4,000	4,221,118
4.88%, 01/15/48	8,035	8,048,644
5.25%, 09/15/39	458	496,538
5.25%, 02/01/55(c)	1,600	1,648,824
5.50%, 06/15/38	10,000	11,049,628
5.88%, 04/01/36	95	108,089
6.15%, 01/15/38(c)	3,553	4,173,762
7.13%, 05/01/30	3,556	4,043,606
Series B, 4.70%, 07/15/33	1,500	1,579,960
		238,573,073
U.S. Government Obligations — 45.5%
U.S. Treasury Bonds
1.13%, 05/15/40	169,599	111,325,844
1.13%, 08/15/40	133,050	86,482,500
1.25%, 05/15/50	186,752	93,551,080
1.38%, 11/15/40	284,800	191,261,000
1.38%, 08/15/50	156,410	80,526,711
1.63%, 11/15/50	296,292	162,590,455
1.75%, 08/15/41	394,079	275,177,977
1.88%, 02/15/41	294,481	212,578,472
1.88%, 02/15/51	464,109	270,778,711
1.88%, 11/15/51	366,985	211,819,155
2.00%, 11/15/41	299,861	216,415,306
2.00%, 02/15/50	203,854	124,669,340
2.00%, 08/15/51	429,990	257,187,529
2.25%, 05/15/41	297,635	226,109,589
2.25%, 08/15/46	118,960	81,376,075
2.25%, 08/15/49	107,706	70,277,839
2.25%, 02/15/52	312,249	197,546,281
2.38%, 02/15/42	234,239	178,131,440
2.38%, 11/15/49	241,840	161,654,925
2.38%, 05/15/51	360,425	236,641,539
2.50%, 02/15/45	50,824	37,300,051
2.50%, 02/15/46	144,767	104,616,777
2.50%, 05/15/46	123,517	88,932,240
2.75%, 08/15/42	92,186	73,518,335
2.75%, 11/15/42	128,580	102,040,284
2.75%, 08/15/47	219,000	162,367,969
2.75%, 11/15/47	158,550	117,227,906
2.88%, 05/15/43	121,184	97,174,420
2.88%, 08/15/45	119,644	93,004,516
2.88%, 11/15/46	54,000	41,369,063
2.88%, 05/15/49	42,000	31,283,438
2.88%, 05/15/52	298,266	216,708,891
3.00%, 05/15/42	53,150	44,147,719
3.00%, 11/15/44	99,727	79,843,929
3.00%, 05/15/45	27,414	21,828,398
3.00%, 11/15/45	65,100	51,520,547
3.00%, 02/15/47	116,190	90,718,973
3.00%, 05/15/47	152,118	118,390,587
3.00%, 02/15/48	154,550	119,317,430
3.00%, 08/15/48	161,252	123,886,581
3.00%, 02/15/49	33,660	25,733,816
3.00%, 08/15/52	281,885	209,916,236
3.13%, 11/15/41	53,901	45,933,758
3.13%, 02/15/42	71,800	60,917,813
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 02/15/43	$76,200	$63,638,906
3.13%, 08/15/44	60,519	49,578,300
3.13%, 05/15/48	150,667	118,673,962
3.25%, 05/15/42	203,972	175,352,179
3.38%, 08/15/42	139,819	121,839,150
3.38%, 05/15/44	84,200	71,846,281
3.38%, 11/15/48	249,432	204,495,594
3.50%, 02/15/39	24,000	22,417,500
3.63%, 08/15/43	73,600	65,573,000
3.63%, 02/15/44	83,950	74,440,039
3.63%, 02/15/53	252,636	212,095,985
3.63%, 05/15/53	268,228	225,060,056
3.75%, 08/15/41	52,000	48,238,125
3.75%, 11/15/43	36,600	33,082,969
3.88%, 08/15/40	50,516	48,053,345
3.88%, 02/15/43	184,663	171,101,811
3.88%, 05/15/43	190,341	175,946,462
4.00%, 11/15/42	166,665	157,238,011
4.00%, 11/15/52	279,749	251,380,703
4.13%, 08/15/44	205,370	194,491,808
4.13%, 08/15/53	295,417	271,045,097
4.25%, 05/15/39	37,340	37,491,694
4.25%, 11/15/40	28,889	28,595,596
4.25%, 02/15/54	337,122	315,788,498
4.25%, 08/15/54	335,141	314,037,590
4.38%, 02/15/38	32,000	32,970,000
4.38%, 11/15/39	50,933	51,505,996
4.38%, 05/15/40	32,403	32,656,148
4.38%, 05/15/41	15,949	15,961,460
4.38%, 08/15/43	209,492	206,087,755
4.50%, 02/15/36	27,685	29,038,970
4.50%, 05/15/38	47,000	48,880,000
4.50%, 08/15/39	50,707	52,022,213
4.50%, 02/15/44	209,249	208,627,792
4.50%, 11/15/54	297,076	290,252,536
4.63%, 02/15/40	45,950	47,594,148
4.63%, 05/15/44	209,746	212,171,188
4.63%, 11/15/44	201,758	203,681,006
4.63%, 11/15/45	128,299	129,161,009
4.63%, 02/15/46	6,724	6,772,066
4.63%, 05/15/54	345,976	344,894,825
4.63%, 02/15/55	301,791	301,036,522
4.63%, 11/15/55	239,360	238,986,000
4.75%, 02/15/37	21,977	23,457,014
4.75%, 02/15/41	56,158	58,614,913
4.75%, 11/15/43	204,910	210,961,248
4.75%, 02/15/45	169,168	173,423,633
4.75%, 11/15/53	319,670	324,864,637
4.75%, 05/15/55	296,872	302,160,032
4.75%, 08/15/55	298,093	303,589,090
4.75%, 02/15/56	57,156	58,245,536
4.88%, 08/15/45	136,921	142,440,628
5.00%, 05/15/37	53,658	58,503,988
5.00%, 05/15/45	148,200	156,675,293
5.25%, 11/15/28	29,377	30,712,735
5.25%, 02/15/29	40,090	42,172,801
5.50%, 08/15/28	77,000	80,603,360
6.13%, 08/15/29	31,750	34,448,750
6.25%, 05/15/30	5,000	5,528,516
U.S. Treasury Notes
0.38%, 07/31/27	119,701	114,660,466
Schedule of Investments
112

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.38%, 09/30/27	$105,000	$100,127,344
0.50%, 04/30/27	114,800	110,938,953
0.50%, 05/31/27	108,400	104,495,907
0.50%, 06/30/27	136,901	131,670,955
0.50%, 08/31/27	155,022	148,452,211
0.50%, 10/31/27	202,200	192,729,773
0.63%, 03/31/27	81,600	79,139,250
0.63%, 11/30/27	197,000	187,788,711
0.63%, 12/31/27	199,200	189,473,438
0.63%, 05/15/30	292,641	260,244,728
0.63%, 08/15/30	396,000	349,500,939
0.75%, 01/31/28	336,795	320,442,023
0.88%, 11/15/30	306,732	271,937,089
1.00%, 07/31/28	265,704	251,152,556
1.13%, 02/29/28	296,906	284,043,940
1.13%, 08/31/28	273,600	258,936,750
1.13%, 02/15/31	345,276	308,158,830
1.25%, 03/31/28	225,000	215,419,923
1.25%, 04/30/28	245,585	234,725,538
1.25%, 05/31/28	269,485	257,126,588
1.25%, 06/30/28	274,615	261,592,243
1.25%, 09/30/28	327,539	310,343,202
1.25%, 08/15/31	468,900	415,049,766
1.38%, 10/31/28	241,616	229,327,562
1.38%, 12/31/28	196,730	186,125,023
1.38%, 11/15/31	605,073	535,678,690
1.50%, 11/30/28	284,200	270,234,236
1.50%, 02/15/30	83,185	77,238,573
1.63%, 08/15/29	54,000	50,890,782
1.63%, 05/15/31	390,910	355,270,004
1.75%, 01/31/29	214,451	204,716,936
1.75%, 11/15/29	125,000	117,773,438
1.88%, 02/28/29	259,200	248,042,251
1.88%, 02/15/32	447,773	405,724,317
2.25%, 08/15/27	146,750	144,279,326
2.25%, 11/15/27	153,750	150,795,117
2.38%, 05/15/27	210,870	208,094,095
2.38%, 03/31/29	244,200	236,912,156
2.38%, 05/15/29	191,600	185,642,437
2.50%, 03/31/27(c)	125,200	123,874,640
2.63%, 05/31/27	197,927	195,847,221
2.63%, 02/15/29	211,491	206,930,725
2.63%, 07/31/29	278,779	271,678,847
2.75%, 04/30/27	203,035	201,329,823
2.75%, 07/31/27	209,364	207,352,144
2.75%, 02/15/28	222,702	220,048,715
2.75%, 05/31/29	285,900	280,114,994
2.75%, 08/15/32	407,350	385,614,061
2.88%, 05/15/28	252,994	250,226,878
2.88%, 08/15/28	219,930	217,301,150
2.88%, 04/30/29	201,320	198,127,192
2.88%, 05/15/32	489,500	468,199,104
3.13%, 08/31/27	239,200	238,106,782
3.13%, 11/15/28	207,515	206,104,548
3.13%, 08/31/29	208,900	206,794,681
3.25%, 06/30/27	293,918	293,114,319
3.25%, 06/30/29	316,525	314,868,191
3.38%, 09/15/27	326,860	326,566,336
3.38%, 11/30/27	655,013	654,629,202
3.38%, 12/31/27	405,763	405,572,799
3.38%, 02/29/28	364,340	364,254,610
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.38%, 09/15/28	$290,084	$289,993,349
3.38%, 05/15/33	485,819	474,508,526
3.50%, 09/30/27	281,726	282,034,138
3.50%, 10/31/27	77,878	77,969,264
3.50%, 01/31/28	405,638	406,430,264
3.50%, 04/30/28	184,772	185,176,189
3.50%, 10/15/28	201,998	202,550,339
3.50%, 11/15/28	206,274	206,870,262
3.50%, 12/15/28	214,147	214,782,749
3.50%, 01/15/29(c)	193,008	193,596,072
3.50%, 02/15/29	54,268	54,441,827
3.50%, 09/30/29	271,844	272,417,422
3.50%, 01/31/30	278,767	279,202,573
3.50%, 04/30/30	202,861	203,035,335
3.50%, 11/30/30	399,355	399,167,802
3.50%, 02/15/33	501,612	494,714,835
3.63%, 08/31/27	227,212	227,815,532
3.63%, 03/31/28	196,026	196,929,558
3.63%, 05/31/28	192,612	193,590,109
3.63%, 08/15/28	202,578	203,749,154
3.63%, 08/31/29	268,674	270,353,212
3.63%, 03/31/30	198,200	199,361,329
3.63%, 08/31/30	456,298	458,686,437
3.63%, 09/30/30	442,432	444,747,857
3.63%, 10/31/30	392,535	394,497,675
3.63%, 12/31/30	600,747	603,609,938
3.63%, 09/30/31	182,477	182,776,377
3.75%, 04/30/27	212,293	212,906,661
3.75%, 06/30/27	326,913	328,138,924
3.75%, 08/15/27	326,609	327,999,639
3.75%, 04/15/28	246,207	247,995,849
3.75%, 05/15/28	329,879	332,378,866
3.75%, 12/31/28	238,623	240,934,660
3.75%, 05/31/30	184,698	186,617,129
3.75%, 06/30/30	184,750	186,684,102
3.75%, 12/31/30	188,697	190,583,970
3.75%, 01/31/31	365,956	369,729,921
3.75%, 08/31/31	201,394	203,030,326
3.75%, 10/31/32	217,276	217,921,038
3.75%, 11/30/32	231,228	231,842,199
3.88%, 03/31/27	93,854	94,216,951
3.88%, 05/31/27	333,077	334,651,308
3.88%, 07/31/27	229,155	230,497,706
3.88%, 10/15/27	332,999	335,340,399
3.88%, 11/30/27	182,727	184,133,141
3.88%, 12/31/27	201,257	202,923,660
3.88%, 03/15/28	275,882	278,533,055
3.88%, 06/15/28	217,661	220,024,664
3.88%, 07/15/28	180,888	182,880,595
3.88%, 09/30/29	280,787	284,867,186
3.88%, 11/30/29	192,418	195,259,173
3.88%, 12/31/29	274,278	278,392,170
3.88%, 04/30/30	292,824	297,330,746
3.88%, 06/30/30	398,270	404,461,856
3.88%, 07/31/30	335,718	340,989,823
3.88%, 08/31/32	241,457	244,135,664
3.88%, 09/30/32	147,040	148,602,300
3.88%, 12/31/32	223,635	225,836,407
3.88%, 08/15/33	489,475	492,993,102
3.88%, 08/15/34	569,018	569,818,182
4.00%, 12/15/27	300,320	303,393,589
113
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 02/29/28	$232,563	$235,252,010
4.00%, 06/30/28	200,945	203,723,694
4.00%, 01/31/29	231,306	235,173,147
4.00%, 07/31/29	288,990	294,340,832
4.00%, 10/31/29	278,535	283,822,814
4.00%, 02/28/30	559,636	570,741,277
4.00%, 03/31/30	304,708	310,825,967
4.00%, 05/31/30	409,084	417,425,480
4.00%, 07/31/30	181,844	185,608,740
4.00%, 01/31/31	187,728	191,687,887
4.00%, 04/30/32	160,198	163,276,805
4.00%, 06/30/32	150,000	152,824,220
4.00%, 07/31/32	230,778	235,051,000
4.00%, 01/31/33	183,604	186,759,694
4.00%, 02/15/34	576,750	584,319,844
4.00%, 11/15/35	593,198	595,329,805
4.13%, 09/30/27	267,000	269,836,875
4.13%, 10/31/27	169,710	171,612,609
4.13%, 11/15/27(c)	294,358	297,773,012
4.13%, 07/31/28	192,105	195,406,805
4.13%, 03/31/29	264,770	270,354,992
4.13%, 10/31/29	298,820	305,800,250
4.13%, 11/30/29	302,584	309,723,091
4.13%, 08/31/30	177,479	182,026,899
4.13%, 03/31/31	181,787	186,672,526
4.13%, 07/31/31	180,913	185,831,572
4.13%, 10/31/31	152,228	156,283,450
4.13%, 11/30/31	146,902	150,815,562
4.13%, 02/29/32	153,207	157,228,684
4.13%, 03/31/32	163,610	167,904,763
4.13%, 05/31/32	171,459	175,906,218
4.13%, 11/15/32	393,696	403,538,400
4.13%, 02/15/36	172,957	175,254,085
4.25%, 03/15/27	298,724	300,952,762
4.25%, 01/15/28	306,551	311,209,137
4.25%, 02/15/28	323,639	328,847,565
4.25%, 02/28/29	397,755	407,357,056
4.25%, 06/30/29	310,552	318,631,206
4.25%, 01/31/30	321,958	331,214,292
4.25%, 02/28/31	191,977	198,216,252
4.25%, 06/30/31	203,146	209,859,341
4.25%, 11/15/34	568,556	584,191,290
4.25%, 05/15/35	541,041	554,905,176
4.25%, 08/15/35	539,897	553,310,066
4.38%, 07/15/27	350,738	355,053,722
4.38%, 08/31/28	199,192	203,860,562
4.38%, 11/30/28	238,527	244,620,621
4.38%, 12/31/29	271,409	280,314,608
4.38%, 11/30/30	171,290	177,659,847
4.38%, 01/31/32	160,915	167,288,743
4.38%, 05/15/34	574,618	596,615,095
4.50%, 04/15/27	299,493	302,745,308
4.50%, 05/15/27	299,889	303,403,324
4.50%, 05/31/29	268,734	277,635,814
4.50%, 12/31/31	300,927	314,844,874
4.50%, 11/15/33	546,868	572,844,230
4.63%, 06/15/27	288,111	292,252,596
4.63%, 09/30/28	197,522	203,524,818
4.63%, 04/30/29	287,750	298,158,458
4.63%, 09/30/30	182,484	191,066,451
4.63%, 04/30/31	199,727	209,806,972
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 05/31/31	$197,795	$207,808,372
4.63%, 02/15/35	567,826	599,056,430
4.88%, 10/31/28	203,733	211,357,072
4.88%, 10/31/30	178,613	189,022,789
		64,360,379,885
Total U.S. Government & Agency Obligations — 69.9% (Cost: $102,231,371,931)		98,945,374,291
Total Long-Term Investments — 98.6% (Cost: $144,137,196,811)		139,468,923,155
	Shares
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(j)(k)(l)	4,507,603,571	4,509,857,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)(m)	936,371,511	936,371,511
Total Short-Term Securities — 3.8% (Cost: $5,444,639,416)		5,446,228,884
Total Investments Before TBA Sales Commitments — 102.4% (Cost: $149,581,836,227)		144,915,152,039
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association
5.00%, 03/19/56	(36,200)	(36,322,819)
5.50%, 03/19/56	(5,300)	(5,367,636)
Uniform Mortgage-Backed Securities
5.00%, 03/15/56	(39,975)	(40,154,305)
5.50%, 03/12/56	(29,750)	(30,226,976)
6.50%, 03/15/55	(7,100)	(7,374,120)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(119,332,063))		(119,445,856)
Total Investments, Net of TBA Sales Commitments — 102.3% (Cost: $149,462,504,164)		144,795,706,183
Liabilities in Excess of Other Assets — (2.3)%		(3,318,464,833)
Net Assets — 100.0%		$141,477,241,350

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Schedule of Investments
114

Schedule of Investments (continued)
February 28, 2026
iShares® Core U.S. Aggregate Bond ETF

(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security represents an investment of TBA cash collateral.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,816,842,038	$692,917,525 (a)	$—	$242,703	$(144,893)	$4,509,857,373	4,507,603,571	$139,864,809	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	469,507,208	466,864,303 (a)	—	—	—	936,371,511	936,371,511	3,313,852 (b)	—
				$242,703	$(144,893)	$5,446,228,884		$143,178,661	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$502,429,798	$—	$502,429,798
Collateralized Mortgage Obligations	—	1,433,008,372	—	1,433,008,372
Corporate Bonds & Notes	—	34,743,838,822	—	34,743,838,822
Foreign Government Obligations	—	3,266,747,315	—	3,266,747,315
Municipal Debt Obligations	—	577,524,557	—	577,524,557
U.S. Government & Agency Obligations	—	98,945,374,291	—	98,945,374,291
Short-Term Securities
Money Market Funds	5,446,228,884	—	—	5,446,228,884
Liabilities
Investments
TBA Sales Commitments	—	(119,445,856)	—	(119,445,856)
	$5,446,228,884	$139,349,477,299	$—	$144,795,706,183
See notes to financial statements.
115
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust, 5.18%, 10/15/58	$300	$312,543
Total Collateralized Mortgage Obligations — 1.2% (Cost: $309,119)		312,543
Corporate Bonds & Notes
Aerospace & Defense — 0.5%
Boeing Co.(The)
5.81%, 05/01/50	20	20,060
6.30%, 05/01/29	5	5,328
L3Harris Technologies, Inc.
4.40%, 06/15/28	10	10,096
5.40%, 07/31/33	5	5,266
Lockheed Martin Corp.
3.90%, 06/15/32	25	24,824
4.09%, 09/15/52	5	4,056
Northrop Grumman Corp.
3.25%, 01/15/28	10	9,901
4.03%, 10/15/47	5	4,108
RTX Corp.
4.13%, 11/16/28	5	5,030
4.63%, 11/16/48	5	4,455
6.10%, 03/15/34	20	22,103
TransDigm, Inc., 6.63%, 03/01/32(a)	15	15,534
		130,761
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 02/04/41	10	7,836
4.25%, 08/09/42	10	8,473
BAT Capital Corp.
2.26%, 03/25/28	5	4,836
5.83%, 02/20/31	10	10,690
7.08%, 08/02/43	10	11,373
Bunge Ltd. Finance Corp., 3.20%, 04/21/31	10	9,515
Philip Morris International, Inc.
4.25%, 11/10/44	20	17,275
4.88%, 02/15/28	5	5,096
		75,094
Airlines — 0.2%
Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, 09/15/28(a)	5	5,209
American Airlines Pass-Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	6	5,447
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	15	15,176
United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 04/07/30	15	14,590
		40,422
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % Cash / 10.75 % PIK)(a)(b)	16	17,471
NIKE, Inc., 3.25%, 03/27/40	20	16,472
		33,943
Auto Manufacturers — 0.8%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	15	14,253
American Honda Finance Corp.
4.90%, 01/10/34	10	10,155
5.13%, 07/07/28	5	5,132
Security	Par (000)	Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC
4.15%, 04/09/30(a)	$5	$4,999
5.15%, 08/11/33(a)	10	10,352
Ford Motor Co.
4.75%, 01/15/43	10	8,043
6.63%, 10/01/28	15	15,857
9.63%, 04/22/30	15	17,525
General Motors Co., 6.60%, 04/01/36	10	10,972
General Motors Financial Co., Inc.
3.60%, 06/21/30	10	9,716
5.80%, 01/07/29	10	10,444
6.00%, 01/09/28	5	5,162
Honda Motor Co. Ltd., 4.69%, 07/08/30	5	5,097
Hyundai Capital America
4.88%, 11/01/27(a)	5	5,067
5.00%, 01/07/28(a)	10	10,168
5.68%, 06/26/28(a)	10	10,335
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(a)	15	15,097
PACCAR Financial Corp., 5.00%, 03/22/34	10	10,381
Toyota Motor Credit Corp.
4.35%, 10/08/27	5	5,051
5.05%, 05/16/29	10	10,363
5.35%, 01/09/35	10	10,585
		204,754
Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 4.38%, 03/15/45	10	8,518
Lear Corp., 2.60%, 01/15/32	10	9,079
		17,597
Banks — 4.8%
Banco Santander SA, 6.61%, 11/07/28	50	53,235
Bank of America Corp.
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	10	9,388
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	25	19,872
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	10	9,898
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	10	8,107
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	10	9,364
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	10	8,767
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	10	10,281
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	5	5,240
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	5	5,241
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	15	15,535
Bank of Montreal
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	5	5,012
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	10	10,180
5.51%, 06/04/31	10	10,590
Bank of New York Mellon Corp.(The)
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	5	5,155
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(c)	10	10,825
Bank of Nova Scotia(The)
4.67%, 09/08/28, (1-day SOFR + 1.00%)(c)	10	10,048
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	10	10,170
Barclays PLC, 4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	50	50,380
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	10	9,899
Schedule of Investments
116

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	$10	$9,623
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	5	5,024
4.72%, 03/30/29, (1-day SOFR + 1.03%)(c)	10	10,061
Citigroup, Inc.
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	10	10,049
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	10	10,070
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	25	25,107
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	5	5,247
6.68%, 09/13/43	10	11,281
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	15	12,552
Cooperatieve Rabobank UA, 5.25%, 05/24/41	15	15,188
Deutsche Bank AG/New York NY, 4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	10	10,184
Goldman Sachs Group, Inc.(The)
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	5	4,636
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	5	5,012
4.94%, 04/23/28, (1-day SOFR + 1.32%)(c)	10	10,096
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	5	4,978
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	25	25,884
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	20	20,893
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	20	20,282
HSBC Holdings PLC
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	25	25,251
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	10	11,066
JPMorgan Chase & Co.
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	10	9,560
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	10	7,815
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	10	7,146
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	10	10,104
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	20	20,172
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	10	10,256
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	25	25,939
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	5	5,187
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	10	10,465
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	25	25,528
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	10	10,393
Kreditanstalt fuer Wiederaufbau, 3.75%, 07/15/30	25	25,243
Landwirtschaftliche Rentenbank, 1.00%, 02/25/28(d)	15	14,306
Lloyds Banking Group PLC, 5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	10	10,583
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38	10	9,595
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	25	25,306
Mizuho Financial Group, Inc., 4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	10	10,198
Morgan Stanley
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	10	7,882
3.95%, 04/23/27	10	9,996
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	10	9,472
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	10	10,161
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	5	5,173
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	10	9,979
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	5	5,255
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	10	10,361
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	10	10,014
Security	Par (000)	Value
Banks (continued)
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	$25	$25,031
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	10	9,480
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	5	5,126
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	10	10,441
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	10	10,355
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	10	10,855
Royal Bank of Canada
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	10	10,100
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	10	10,191
5.00%, 02/01/33	10	10,370
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	10	10,367
Societe Generale SA, 5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(c)	10	10,131
State Street Corp., 3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	10	9,551
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	5	4,601
5.80%, 07/08/46, (1-day SOFR + 1.78%)(c)	10	10,233
Toronto-Dominion Bank(The)
4.46%, 06/08/32	10	10,075
4.69%, 09/15/27	5	5,065
4.99%, 04/05/29	10	10,295
5.52%, 07/17/28	5	5,180
Truist Financial Corp.
1.13%, 08/03/27	5	4,817
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	5	5,156
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	10	10,588
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	10	10,758
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	10	10,083
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	10	10,144
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	5	5,170
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	10	10,391
UBS Group AG, 5.01%, 03/23/37, (1-day SOFR + 1.34%)(a)(c)	10	9,952
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	10	9,567
4.30%, 07/22/27	15	15,055
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	10	9,143
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	25	25,948
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	20	20,832
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	10	10,349
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	5	5,261
5.61%, 01/15/44	10	9,949
Westpac Banking Corp., 2.96%, 11/16/40	20	15,574
		1,221,944
Beverages — 0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5	5,010
4.90%, 02/01/46	20	18,807
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	5	5,031
Coca-Cola Co. (The), 1.00%, 03/15/28	5	4,755
Constellation Brands, Inc., 4.75%, 05/09/32	10	10,169
Keurig Dr Pepper, Inc., 4.60%, 05/15/30	10	10,098
117
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc.
4.00%, 03/05/42	$10	$8,782
4.45%, 05/15/28	5	5,079
		67,731
Biotechnology — 0.2%
Amgen, Inc.
5.15%, 03/02/28	5	5,120
5.25%, 03/02/30	10	10,435
5.60%, 03/02/43	10	10,226
5.65%, 03/02/53	10	9,980
Gilead Sciences, Inc.
1.20%, 10/01/27	5	4,809
5.10%, 06/15/35	10	10,347
		50,917
Building Materials — 0.2%
Carrier Global Corp., 2.72%, 02/15/30	10	9,502
Martin Marietta Materials, Inc., 3.20%, 07/15/51	10	6,789
Owens Corning, 3.88%, 06/01/30	10	9,893
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	15	15,592
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	15	15,930
		57,706
Chemicals — 0.4%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	5	5,115
4.85%, 02/08/34	5	5,130
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	15	16,016
Chemours Co. (The), 5.75%, 11/15/28(a)	15	15,103
Dow Chemical Co. (The), 4.38%, 11/15/42	10	7,908
LYB International Finance III LLC, 5.88%, 01/15/36	10	10,103
Nutrien Ltd.
2.95%, 05/13/30	10	9,535
4.20%, 04/01/29	5	5,019
Sherwin-Williams Co.(The)
2.95%, 08/15/29	5	4,831
4.50%, 06/01/47	5	4,322
Westlake Corp., 3.38%, 06/15/30	10	9,669
		92,751
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(d)	20	17,727
ADT Security Corp. (The), 5.88%, 10/15/33(a)	15	15,235
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	15	15,619
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,901
Global Payments, Inc., 2.90%, 11/15/31	10	9,007
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	15	15,209
PayPal Holdings, Inc., 2.30%, 06/01/30	10	9,343
Quanta Services, Inc., 4.30%, 08/09/28	10	10,079
S&P Global, Inc., 4.25%, 05/01/29	20	20,173
United Rentals North America, Inc., 4.00%, 07/15/30	15	14,597
Verisk Analytics, Inc., 4.45%, 03/15/31	15	15,057
		151,947
Computers — 0.3%
Apple, Inc.
3.35%, 08/08/32	20	19,382
3.85%, 05/04/43	10	8,573
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	10	9,845
Dell International LLC/EMC Corp.
5.30%, 04/01/32	10	10,382
Security	Par (000)	Value
Computers (continued)
6.20%, 07/15/30	$10	$10,735
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	10	10,143
International Business Machines Corp.
3.50%, 05/15/29	5	4,927
5.60%, 11/30/39	10	10,397
		84,384
Cosmetics & Personal Care — 0.1%
Estee Lauder Companies, Inc. (The), 2.38%, 12/01/29	10	9,433
Kenvue, Inc., 4.90%, 03/22/33	10	10,321
		19,754
Diversified Financial Services — 1.4%
Air Lease Corp., 2.10%, 09/01/28	10	9,496
Aircastle Ltd., 5.95%, 02/15/29(a)	10	10,462
American Express Co.
2.55%, 03/04/27	10	9,887
3.30%, 05/03/27	10	9,947
4.05%, 12/03/42	10	8,726
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	10	10,162
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	5	4,953
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	10	10,226
Ameriprise Financial, Inc., 5.70%, 12/15/28	10	10,462
Avolon Holdings Funding Ltd., 5.75%, 03/01/29(a)	10	10,400
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/28(a)	10	9,442
Brookfield Finance, Inc., 4.35%, 04/15/30	20	20,015
Capital One Financial Corp., 3.80%, 01/31/28	25	24,920
Charles Schwab Corp.(The)
3.20%, 01/25/28	10	9,914
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	10	10,737
CI Financial Corp., 3.20%, 12/17/30	10	9,155
Equitable America Global Funding, 4.95%, 06/09/30(a)	10	10,222
Freedom Mortgage Holdings LLC, 7.88%, 04/01/33(a)	15	14,788
Intercontinental Exchange, Inc.
2.10%, 06/15/30	10	9,245
4.60%, 03/15/33	10	10,142
Jefferies Financial Group, Inc., 5.88%, 07/21/28	20	20,676
LPL Holdings, Inc., 5.75%, 06/15/35	5	5,106
Mastercard, Inc., 4.85%, 03/09/33	10	10,338
Nasdaq, Inc., 5.95%, 08/15/53	5	5,183
Nomura Holdings, Inc., 5.78%, 07/03/34	10	10,626
OneMain Finance Corp., 6.63%, 05/15/29	15	15,337
Raymond James Financial, Inc., 4.65%, 04/01/30	10	10,229
Rocket Companies, Inc., 6.13%, 08/01/30(a)	15	15,380
Visa, Inc., 4.30%, 12/14/45	20	17,609
Voya Financial, Inc., 5.70%, 07/15/43	10	9,787
		343,572
Electric — 2.3%
AEP Transmission Co. LLC, 5.15%, 04/01/34	10	10,332
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	10	9,945
Ameren Corp., 3.50%, 01/15/31	10	9,690
American Electric Power Co., Inc.
5.63%, 03/01/33	5	5,301
7.05%, 12/15/54, (5-year CMT + 2.75%)(c)	10	10,554
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	10	10,966
CenterPoint Energy, Inc., Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(c)	10	10,516
Commonwealth Edison Co., 4.00%, 03/01/49	20	16,066
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/54	20	17,154
Schedule of Investments
118

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Constellation Energy Generation LLC, 5.75%, 10/01/41	$10	$10,344
Consumers Energy Co., 4.65%, 03/01/28	10	10,164
Dominion Energy South Carolina, Inc.
6.25%, 10/15/53	10	10,887
Series 2025, 5.30%, 01/15/35	10	10,445
Dominion Energy, Inc., 5.38%, 11/15/32	5	5,242
Duke Energy Carolinas LLC
4.95%, 01/15/33	5	5,183
6.05%, 04/15/38	10	10,936
Duke Energy Corp.
3.30%, 06/15/41	5	3,897
5.45%, 06/15/34	10	10,494
Duke Energy Progress LLC, 5.35%, 03/15/53	10	9,652
Entergy Louisiana LLC, 2.35%, 06/15/32	10	8,948
Entergy Mississippi LLC, 3.50%, 06/01/51	20	14,366
Eversource Energy, 4.45%, 12/15/30	10	10,065
FirstEnergy Transmission LLC, 5.45%, 07/15/44(a)	10	9,860
Florida Power & Light Co.
2.45%, 02/03/32	5	4,565
3.70%, 12/01/47	20	15,554
4.40%, 05/15/28	20	20,258
Georgia Power Co.
4.30%, 03/15/42	5	4,487
4.65%, 05/16/28	20	20,328
Indiana Michigan Power Co., 3.85%, 05/15/28	10	10,000
Nevada Power Co.
Series CC, 3.70%, 05/01/29	10	9,927
Series EE, 3.13%, 08/01/50	10	6,715
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	5	4,637
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	10	9,915
Niagara Mohawk Power Corp., 1.96%, 06/27/30(a)	15	13,750
NRG Energy, Inc., 3.38%, 02/15/29(a)	15	14,450
Pacific Gas and Electric Co.
2.50%, 02/01/31	10	9,143
4.95%, 07/01/50	10	8,631
Potomac Electric Power Co., 6.50%, 11/15/37	10	11,313
Public Service Co. of Colorado, 4.50%, 06/01/52	20	16,947
Public Service Electric and Gas Co., 5.45%, 03/01/54	5	4,952
Puget Energy, Inc.
2.38%, 06/15/28	10	9,630
5.73%, 03/15/35	10	10,341
San Diego Gas & Electric Co., 4.95%, 08/15/28	10	10,262
Sempra
3.70%, 04/01/29	5	4,945
3.80%, 02/01/38	10	8,734
5.50%, 08/01/33	10	10,532
Southern California Edison Co.
3.65%, 02/01/50	10	7,147
6.65%, 04/01/29	10	10,587
Southern Co.(The)
5.70%, 03/15/34	5	5,313
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	10	10,470
Southwestern Electric Power Co., 3.25%, 11/01/51	10	6,674
Union Electric Co., 5.20%, 04/01/34	10	10,435
Virginia Electric and Power Co., 4.45%, 02/15/44	5	4,384
Vistra Operations Co. LLC
5.25%, 10/15/35(a)	10	10,032
6.88%, 04/15/32(a)	15	15,769
VoltaGrid LLC, 7.38%, 11/01/30(a)	10	10,438
Security	Par (000)	Value
Electric (continued)
Xcel Energy, Inc., 4.75%, 03/21/28	$10	$10,154
		572,426
Electronics — 0.1%
Amphenol Corp., 5.30%, 11/15/55	10	9,677
Honeywell International, Inc.
1.75%, 09/01/31	10	8,849
3.81%, 11/21/47	10	7,978
		26,504
Engineering & Construction — 0.0%
MasTec, Inc., 4.50%, 08/15/28(a)	10	9,992
Entertainment — 0.1%
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	15	15,053
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	15	16,205
		31,258
Environmental Control — 0.1%
Republic Services, Inc., 2.30%, 03/01/30	10	9,380
Waste Management, Inc., 4.95%, 03/15/35	10	10,278
		19,658
Food — 0.6%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	15	14,472
Conagra Brands, Inc., 7.00%, 10/01/28	10	10,695
General Mills, Inc., 5.50%, 10/17/28	10	10,372
J M Smucker Co.(The)
2.38%, 03/15/30	10	9,366
6.50%, 11/15/43	10	10,903
Kraft Heinz Foods Co., 5.20%, 07/15/45	10	9,153
Kroger Co. (The), 1.70%, 01/15/31	10	8,902
Mars, Inc.
4.60%, 03/01/28(a)	5	5,075
4.80%, 03/01/30(a)	10	10,277
5.20%, 03/01/35(a)	5	5,179
5.70%, 05/01/55(a)	5	5,070
Mondelez International, Inc., 4.75%, 02/20/29	10	10,230
Post Holdings, Inc., 6.25%, 02/15/32(a)	15	15,432
Sysco Corp., 5.38%, 09/21/35	10	10,424
Tyson Foods, Inc., 4.88%, 08/15/34	10	10,121
		145,671
Gas — 0.1%
NiSource, Inc.
1.70%, 02/15/31	5	4,433
5.40%, 06/30/33	10	10,475
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50	10	6,954
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,671
		32,533
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc., 6.00%, 03/06/28	10	10,374
Health Care - Products — 0.4%
Abbott Laboratories, 4.75%, 11/30/36	10	10,083
Baxter International, Inc.
2.27%, 12/01/28	5	4,728
4.90%, 12/15/30	10	10,058
GE HealthCare Technologies, Inc., 4.80%, 01/15/31	10	10,243
Medline Borrower LP, 3.88%, 04/01/29(a)	15	14,753
Solventum Corp., 5.45%, 03/13/31	10	10,484
Stryker Corp., 3.65%, 03/07/28	10	9,968
Thermo Fisher Scientific, Inc., 4.89%, 10/07/37	10	10,081
119
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	$10	$9,133
		89,531
Health Care - Services — 0.9%
Centene Corp., 4.63%, 12/15/29	5	4,878
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(a)	15	14,476
Cigna Group(The)
4.38%, 10/15/28	5	5,049
4.80%, 08/15/38	10	9,683
5.40%, 03/15/33	10	10,507
CommonSpirit Health
4.35%, 09/01/30	10	10,043
4.35%, 11/01/42	10	8,926
DaVita, Inc., 6.88%, 09/01/32(a)	15	15,583
Elevance Health, Inc.
3.65%, 12/01/27	10	9,961
4.65%, 01/15/43	10	9,032
5.00%, 01/15/36	10	10,045
5.70%, 02/15/55	5	4,909
HCA, Inc.
3.50%, 09/01/30	10	9,687
4.38%, 03/15/42	10	8,671
4.60%, 11/15/32	10	10,007
4.63%, 03/15/52	5	4,147
5.25%, 06/15/49	5	4,567
5.63%, 09/01/28	5	5,156
Humana, Inc.
5.55%, 05/01/35	10	10,184
5.75%, 12/01/28	5	5,177
Tenet Healthcare Corp., 4.38%, 01/15/30	15	14,724
UnitedHealth Group, Inc.
3.25%, 05/15/51	20	13,633
4.75%, 07/15/45	10	9,043
5.30%, 06/15/35	20	20,858
		228,946
Holding Companies - Diversified — 1.0%
Apollo Debt Solutions BDC, 6.70%, 07/29/31	10	10,332
Ares Capital Corp.
2.88%, 06/15/27	10	9,801
3.20%, 11/15/31	5	4,400
Blackstone Private Credit Fund, 4.95%, 09/26/27	10	9,984
Blackstone Secured Lending Fund, 5.35%, 04/13/28	10	10,006
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(d)	200	211,856
		256,379
Home Builders — 0.0%
Sekisui House U.S., Inc., 2.50%, 01/15/31	10	9,011
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(a)	15	13,993
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/01/31(a)	15	15,106
American International Group, Inc., Series A-9, 5.75%, 04/01/48(c)	10	10,155
Aon Global Ltd., 4.60%, 06/14/44	10	8,784
Aon North America, Inc., 5.45%, 03/01/34	10	10,439
Arthur J Gallagher & Co., 6.50%, 02/15/34	10	11,028
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/34(a)	5	4,970
Athene Global Funding
2.45%, 08/20/27(a)	5	4,870
Security	Par (000)	Value
Insurance (continued)
5.03%, 07/17/30(a)	$10	$10,094
Brown & Brown, Inc., 4.50%, 03/15/29	10	10,055
Corebridge Financial, Inc., 4.40%, 04/05/52	10	7,948
Corebridge Global Funding
4.45%, 10/02/30(a)	10	10,028
4.65%, 08/20/27(a)	5	5,041
Equitable Financial Life Global Funding, 4.88%, 11/19/27(a)	10	10,146
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	10	10,155
Guardian Life Global Funding, 4.18%, 09/26/29(a)	10	10,037
HUB International Ltd., 7.38%, 01/31/32(a)	15	15,303
Jackson Financial, Inc., 5.67%, 06/08/32	10	10,261
Marsh & McLennan Companies, Inc.
5.40%, 03/15/55	10	9,606
5.88%, 08/01/33	10	10,884
MetLife, Inc.
4.55%, 03/23/30	15	15,322
5.25%, 01/15/54	5	4,709
5.30%, 12/15/34	10	10,398
New York Life Global Funding
4.40%, 04/25/28(a)	10	10,107
4.60%, 06/03/30(a)	10	10,228
Northwestern Mutual Global Funding, 4.96%, 01/13/30(a)	10	10,296
Pacific Life Global Funding II, 4.88%, 07/17/32(a)	10	10,273
Pacific LifeCorp, 3.35%, 09/15/50(a)	10	6,996
Principal Life Global Funding II, 4.60%, 08/19/27(a)	5	5,047
Progressive Corp. (The), 4.95%, 06/15/33	10	10,307
Protective Life Corp., 3.40%, 01/15/30(a)	10	9,693
Prudential Financial, Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	10	9,346
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	10	10,359
RGA Global Funding, 5.45%, 05/24/29(a)	25	25,961
Travelers Companies, Inc.(The)
5.05%, 07/24/35	10	10,264
5.70%, 07/24/55	5	5,138
Unum Group, 5.75%, 08/15/42	10	9,925
		373,272
Internet — 0.4%
Alphabet, Inc.
3.88%, 11/15/28	10	10,071
5.45%, 11/15/55	20	19,871
Amazon.com, Inc.
3.90%, 11/20/28	10	10,055
4.10%, 11/20/30	5	5,036
4.65%, 11/20/35	5	5,023
5.45%, 11/20/55	10	9,838
AppLovin Corp., 5.13%, 12/01/29	10	10,213
Meta Platforms, Inc., 5.63%, 11/15/55	20	19,576
Netflix, Inc., 4.90%, 08/15/34	10	10,309
Uber Technologies, Inc., 4.15%, 01/15/31	10	9,962
		109,954
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(a)	15	15,244
Nucor Corp., 3.85%, 04/01/52	5	3,873
Steel Dynamics, Inc., 5.25%, 05/15/35	5	5,129
		24,246
Leisure Time — 0.1%
Carnival Corp., 5.13%, 05/01/29(a)	15	15,200
Schedule of Investments
120

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(a)	$10	$10,076
		25,276
Lodging — 0.2%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/29(a)	15	14,613
Las Vegas Sands Corp., 5.63%, 06/15/28	10	10,242
Marriott International, Inc./MD
4.90%, 04/15/29	10	10,245
5.55%, 10/15/28	5	5,191
		40,291
Machinery — 0.3%
Caterpillar Financial Services Corp., 3.95%, 11/14/28	10	10,051
Caterpillar, Inc., 3.25%, 04/09/50	20	14,543
CNH Industrial Capital LLC, 4.55%, 04/10/28	10	10,097
Deere & Co., 5.45%, 01/16/35	10	10,676
John Deere Capital Corp.
4.40%, 09/08/31	10	10,193
4.95%, 07/14/28	10	10,277
Regal Rexnord Corp., 6.05%, 04/15/28	10	10,369
		76,206
Manufacturing — 0.1%
3M Co., 5.70%, 03/15/37	10	10,681
Media — 0.9%
Cable One, Inc., 4.00%, 11/15/30(a)	10	6,911
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 02/01/32(a)	15	13,939
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33	10	9,518
4.80%, 03/01/50	10	7,625
5.38%, 05/01/47	10	8,347
6.48%, 10/23/45	5	4,756
Comcast Corp.
3.40%, 07/15/46	20	14,273
4.15%, 10/15/28	20	20,149
4.20%, 08/15/34	20	19,388
5.50%, 05/15/64	10	9,212
Cox Communications, Inc., 3.50%, 08/15/27(a)	10	9,914
CSC Holdings LLC, 6.50%, 02/01/29(a)	15	9,467
Discovery Communications LLC, 6.35%, 06/01/40	15	12,351
DISH DBS Corp., 5.75%, 12/01/28(a)	15	14,528
Gray Media, Inc., 5.38%, 11/15/31(a)	15	11,853
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	15	15,313
Sirius XM Radio LLC, 4.00%, 07/15/28(a)	15	14,646
Univision Communications, Inc., 4.50%, 05/01/29(a)	15	14,247
Walt Disney Co.(The)
2.00%, 09/01/29	15	14,144
3.60%, 01/13/51	10	7,514
		238,095
Mining — 0.2%
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	15	15,531
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	5	4,844
Glencore Funding LLC, 6.50%, 10/06/33(a)	10	11,120
Rio Tinto Finance USA PLC
4.50%, 03/14/28	5	5,070
5.88%, 03/14/65	10	10,438
		47,003
Oil & Gas — 1.3%
BP Capital Markets America, Inc.
2.94%, 06/04/51	5	3,270
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 04/06/30	$5	$4,946
5.23%, 11/17/34	10	10,465
Chevron Corp., 2.24%, 05/11/30	5	4,693
Chevron USA, Inc., 4.48%, 02/26/28	10	10,160
ConocoPhillips Co., 3.80%, 03/15/52	10	7,565
Continental Resources, Inc./OK, 4.38%, 01/15/28	10	10,014
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	15	15,159
Devon Energy Corp., 5.88%, 06/15/28	10	10,007
Diamondback Energy, Inc., 5.75%, 04/18/54	5	4,878
Ecopetrol SA
7.75%, 02/01/32	20	20,411
8.38%, 01/19/36	20	20,549
EOG Resources, Inc., 5.35%, 01/15/36	10	10,389
EQT Corp., 4.50%, 01/15/29	10	10,086
Equinor ASA
4.50%, 09/03/30	15	15,323
4.75%, 11/14/35	25	25,147
Expand Energy Corp., 6.75%, 04/15/29(a)	10	10,034
Exxon Mobil Corp.
2.44%, 08/16/29	10	9,626
3.48%, 03/19/30	5	4,935
4.33%, 03/19/50	5	4,286
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 04/15/30(a)	15	14,787
Occidental Petroleum Corp., 4.20%, 03/15/48	10	7,756
Phillips 66 Co., 5.65%, 06/15/54	10	9,641
Shell Finance U.S., Inc.
3.25%, 04/06/50	5	3,524
4.38%, 05/11/45	5	4,380
Shell International Finance BV, 2.75%, 04/06/30	10	9,562
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	15	14,684
TotalEnergies Capital International SA, 3.13%, 05/29/50	10	6,860
Valero Energy Corp., 4.00%, 04/01/29	20	20,005
Woodside Finance Ltd., 5.10%, 09/12/34	10	10,038
YPF SA, 9.50%, 01/17/31(d)	25	26,548
		339,728
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc., 4.80%, 03/17/28	10	10,172
WRKCo, Inc., 3.00%, 06/15/33	15	13,536
		23,708
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	15	15,583
AbbVie, Inc.
3.20%, 11/21/29	20	19,535
4.40%, 11/06/42	10	9,062
5.05%, 03/15/34	20	20,760
Astrazeneca Finance LLC, 1.75%, 05/28/28	5	4,787
AstraZeneca PLC, 4.00%, 09/18/42	10	8,716
Bayer Corp., 6.65%, 02/15/28(a)	10	10,474
Becton Dickinson & Co., 4.30%, 08/22/32	10	9,989
Bristol-Myers Squibb Co.
4.25%, 10/26/49	15	12,474
5.20%, 02/22/34	10	10,462
5.55%, 02/22/54	5	4,959
Cardinal Health, Inc., 4.50%, 09/15/30	10	10,139
Cencora, Inc., 5.15%, 02/15/35	10	10,334
CVS Health Corp.
4.30%, 03/25/28	5	5,028
4.78%, 03/25/38	20	19,086
5.00%, 01/30/29	10	10,258
121
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 07/20/45	$10	$9,142
Eli Lilly & Co.
4.00%, 10/15/28	5	5,042
4.50%, 02/09/29	20	20,451
4.70%, 02/09/34	15	15,378
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	5	5,022
Johnson & Johnson, 3.50%, 01/15/48	20	15,638
Merck & Co., Inc.
2.75%, 12/10/51	10	6,278
4.50%, 05/17/33	20	20,351
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	5	5,070
4.65%, 05/19/30	10	10,245
5.11%, 05/19/43	10	9,722
5.30%, 05/19/53	20	19,160
		323,145
Pipelines — 1.1%
Cheniere Energy Partners LP, 4.00%, 03/01/31	10	9,807
Columbia Pipelines Operating Co. LLC, 6.50%, 08/15/43(a)	10	10,805
Energy Transfer LP
5.55%, 05/15/34	10	10,418
5.95%, 05/15/54	5	4,824
6.50%, 02/01/42	10	10,712
Enterprise Products Operating LLC
4.60%, 01/15/31	10	10,217
4.85%, 08/15/42	10	9,435
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(c)	10	10,025
Hess Midstream Operations LP, 5.50%, 10/15/30(a)	15	15,114
Kinder Morgan, Inc.
4.80%, 02/01/33	10	10,177
5.55%, 06/01/45	10	9,881
MPLX LP
4.00%, 03/15/28	10	10,005
4.90%, 04/15/58	10	8,321
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	15	15,737
ONEOK, Inc.
4.20%, 10/03/47	10	7,891
5.05%, 11/01/34	10	10,036
5.80%, 11/01/30	5	5,299
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	10	9,801
Spectra Energy Partners LP, 4.50%, 03/15/45	10	8,660
Targa Resources Corp., 6.50%, 03/30/34	10	11,072
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	10	10,174
TransCanada PipeLines Ltd., 5.60%, 03/31/34	10	10,603
Transcontinental Gas Pipe Line Co. LLC, 5.40%, 08/15/41	10	9,983
Venture Global LNG, Inc., 7.00%, 01/15/30(a)	15	15,197
Western Midstream Operating LP
4.75%, 08/15/28	10	10,145
7.25%, 04/01/30(a)	10	10,619
Williams Companies, Inc. (The), 5.10%, 09/15/45	10	9,351
		274,309
Private Equity — 0.0%
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)	10	9,747
Security	Par (000)	Value
Real Estate — 0.0%
CBRE Services, Inc., 4.80%, 06/15/30	$10	$10,194
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/32	10	8,583
American Tower Corp., 3.10%, 06/15/50	20	13,418
Boston Properties LP, 6.50%, 01/15/34	10	10,713
Crown Castle, Inc.
2.90%, 04/01/41	10	7,438
3.10%, 11/15/29	10	9,601
DOC DR LLC, 2.63%, 11/01/31	10	9,086
EPR Properties, 4.95%, 04/15/28	10	10,115
Equinix, Inc., 2.50%, 05/15/31	15	13,683
Extra Space Storage LP
2.35%, 03/15/32	10	8,829
2.40%, 10/15/31	5	4,481
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	10	10,205
Highwoods Realty LP, 4.13%, 03/15/28	10	9,937
Iron Mountain, Inc., 5.25%, 07/15/30(a)	15	14,923
Kimco Realty OP LLC, 4.60%, 02/01/33	5	5,045
Omega Healthcare Investors, Inc., 4.75%, 01/15/28	10	10,097
Prologis LP
2.25%, 04/15/30	5	4,682
5.25%, 06/15/53	5	4,833
Realty Income Corp.
3.25%, 01/15/31	5	4,797
3.65%, 01/15/28	20	19,933
5.13%, 02/15/34	10	10,344
Simon Property Group LP
4.38%, 10/01/30	10	10,122
5.13%, 10/01/35	10	10,242
VICI Properties LP, 5.13%, 05/15/32	10	10,126
Welltower OP LLC, 2.75%, 01/15/32	10	9,223
		230,456
Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)	15	15,379
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 3.50%, 02/15/29(a)	15	14,514
Home Depot, Inc.(The)
1.50%, 09/15/28	5	4,744
2.95%, 06/15/29	5	4,868
5.88%, 12/16/36	10	10,924
Lithia Motors, Inc., 3.88%, 06/01/29(a)	15	14,498
Lowe's Companies, Inc.
1.30%, 04/15/28	5	4,741
2.63%, 04/01/31	5	4,637
3.00%, 10/15/50	20	12,968
McDonald's Corp.
2.13%, 03/01/30	5	4,667
4.88%, 12/09/45	10	9,271
Staples, Inc., 12.75%, 01/15/30(a)	15	10,546
Starbucks Corp., 2.55%, 11/15/30	5	4,673
Target Corp., 4.00%, 07/01/42	10	8,605
Walmart, Inc., 4.90%, 04/28/35	10	10,374
		135,409
Semiconductors — 0.6%
Analog Devices, Inc., 5.05%, 04/01/34	10	10,464
Broadcom, Inc.
2.45%, 02/15/31	20	18,485
4.80%, 02/15/36	20	20,052
Intel Corp.
4.75%, 03/25/50	5	4,162
Schedule of Investments
122

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 02/10/28	$20	$20,314
5.20%, 02/10/33	15	15,450
5.63%, 02/10/43	10	9,809
Micron Technology, Inc., 5.30%, 01/15/31	10	10,504
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	10	10,346
QUALCOMM, Inc., 5.00%, 05/20/35	15	15,349
Texas Instruments, Inc.
4.15%, 05/15/48	5	4,192
4.60%, 02/15/28	20	20,339
		159,466
Software — 1.0%
Adobe, Inc., 4.95%, 04/04/34	10	10,219
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	15	14,103
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	15	13,597
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	15	14,708
8.25%, 06/30/32(a)	15	15,013
CoreWeave, Inc., 9.25%, 06/01/30(a)	15	14,690
Fiserv, Inc.
3.50%, 07/01/29	10	9,715
5.38%, 08/21/28	10	10,250
Microsoft Corp., 2.53%, 06/01/50	20	12,406
MSCI, Inc., 4.00%, 11/15/29(a)	20	19,631
Oracle Corp.
2.95%, 04/01/30	20	18,605
3.25%, 11/15/27	10	9,823
3.60%, 04/01/50	15	9,379
4.95%, 02/04/31	25	24,948
5.20%, 09/26/35	5	4,832
5.88%, 09/26/45	10	9,042
6.25%, 11/09/32	20	21,123
Roper Technologies, Inc., 4.75%, 02/15/32	10	10,088
Salesforce, Inc., 1.95%, 07/15/31	10	8,893
Synopsys, Inc., 5.15%, 04/01/35	5	5,106
		256,171
Telecommunications — 1.2%
AT&T, Inc.
2.55%, 12/01/33	20	17,327
3.50%, 06/01/41	20	16,050
3.50%, 09/15/53	10	6,807
4.30%, 02/15/30	20	20,172
6.38%, 03/01/41	10	10,853
Cisco Systems, Inc., 5.50%, 01/15/40	15	15,749
Connect Holding II LLC, 10.50%, 04/03/31(a)	15	14,511
Corning, Inc., 4.70%, 03/15/37	10	9,856
Level 3 Financing, Inc., 3.75%, 07/15/29(a)	15	13,958
Motorola Solutions, Inc., 4.60%, 05/23/29	20	20,303
Rogers Communications, Inc., 4.50%, 03/15/42	10	8,719
Telefonica Europe BV, 8.25%, 09/15/30	10	11,544
T-Mobile USA, Inc.
3.88%, 04/15/30	20	19,844
4.70%, 01/15/35	10	9,939
5.65%, 01/15/53	10	9,776
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	15	14,597
Verizon Communications, Inc.
3.55%, 03/22/51	25	18,116
4.02%, 12/03/29	20	20,019
5.25%, 04/02/35	15	15,446
5.75%, 11/30/45	10	10,107
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC, 5.75%, 06/28/54	$5	$4,925
WULF Compute LLC, 7.75%, 10/15/30(a)	15	15,882
		304,500
Toys, Games & Hobbies — 0.0%
Mattel, Inc., 5.45%, 11/01/41	10	9,471
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	20	14,041
6.20%, 08/15/36	10	11,190
CSX Corp., 4.50%, 11/15/52	20	17,329
Norfolk Southern Corp., 3.70%, 03/15/53	10	7,380
Union Pacific Corp.
2.38%, 05/20/31	15	13,860
3.20%, 05/20/41	15	12,004
United Parcel Service, Inc., 5.50%, 05/22/54	10	9,884
Walmart, Inc., 1.80%, 09/22/31	5	4,508
		90,196
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27	10	9,982
5.20%, 03/15/44	10	9,624
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.70%, 02/01/28(a)	10	10,274
		29,880
Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28	10	9,988
Total Corporate Bonds & Notes — 28.3% (Cost: $7,140,890)		7,176,952
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
TransDigm, Inc., 2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32	50	49,846
Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28	50	49,767
Auto Parts & Equipment — 0.2%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32	50	49,709
Building Materials — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32	50	49,824
Commercial Services — 0.6%
Allied Universal Holdco LLC, 2025 USD Term Loan B, 08/20/32	50	49,844
Creative Artists Agency, LLC, 2025 Repriced Term Loan B, 10/01/31	50	49,802
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31	50	49,549
		149,195
123
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 0.1%
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	$25	$24,115
Health Care - Products — 0.2%
Medline Borrower, LP, 2025 Incremental Term Loan B, 10/23/30	50	49,956
Housewares — 0.2%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 01/20/32	50	49,822
Insurance — 0.5%
AmWINS Group, Inc., 01/30/32	25	24,711
Asurion LLC, 2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	50	49,724
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31	50	47,281
		121,716
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, 04/01/32	51	50,149
Pharmaceuticals — 0.2%
Southern Veterinary Partners LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 12/04/31	50	49,747
Software — 0.7%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29	50	48,503
Cloud Software Group, Inc., 08/13/32	50	46,159
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31	50	47,107
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31	50	47,006
		188,775
Total Floating Rate Loan Interests — 3.5% (Cost: $900,814)		882,621
Foreign Government Obligations(e)
Argentina — 0.2%
Argentina Republic Government International Bonds, 4.75%, 07/09/35(f)	50	37,620
Brazil — 0.4%
Brazil Government International Bonds, 7.13%, 01/20/37	100	111,189
Canada — 0.2%
Canada Government International Bonds, 4.63%, 04/30/29	10	10,356
Province of British Columbia Canada
4.20%, 07/06/33	10	10,114
4.90%, 04/24/29	10	10,403
Province of Ontario Canada, 2.00%, 10/02/29	10	9,477
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada, 4.50%, 04/03/29	$10	$10,277
		50,627
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(d)(f)	10	9,077
Indonesia — 0.4%
Indonesia Government International Bonds, 6.63%, 02/17/37(d)	100	113,138
Israel — 0.8%
Israel Government International Bonds, 4.50%, 01/17/33	200	196,880
Italy — 0.1%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	15	16,098
Mexico — 0.8%
Mexico Government International Bonds, 5.63%, 09/22/35	200	200,012
Panama — 0.1%
Panama Government International Bonds, 6.70%, 01/26/36	25	27,304
Peru — 0.1%
Peru Government International Bonds, 5.63%, 11/18/50	25	24,853
Romania — 0.1%
Romanian Government International Bonds, 6.38%, 01/30/34(d)	16	16,914
Saudi Arabia — 0.8%
Saudi Government International Bonds, 5.63%, 01/13/35(d)	200	213,074
South Korea — 0.8%
Korea International Bonds, 2.50%, 06/19/29	200	193,348
Supranational — 0.7%
African Development Bank, 4.00%, 03/18/30	10	10,182
Asian Development Bank
1.88%, 01/24/30	25	23,540
4.13%, 01/12/34	10	10,193
European Investment Bank
1.25%, 02/14/31	10	8,966
4.00%, 02/15/29	20	20,330
4.50%, 10/16/28	20	20,553
Inter-American Development Bank, 4.38%, 07/16/35	20	20,627
International Bank for Reconstruction & Development
1.38%, 04/20/28	20	19,163
4.13%, 03/20/30	40	40,940
		174,494
Turkey — 0.8%
Turkiye Government International Bonds, 7.13%, 02/12/32	200	209,217
Ukraine — 0.0%
Ukraine Government International Bonds, 4.50%, 02/01/34(d)(f)	10	6,178
Total Foreign Government Obligations — 6.3% (Cost: $1,586,045)		1,600,023
Schedule of Investments
124

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.2%
State of California GO BAB, 7.55%, 04/01/39	$30	$37,019
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	26	27,094
Total Municipal Debt Obligations — 0.3% (Cost: $63,073)		64,113
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 18.6%
Government National Mortgage Association
2.00%, 03/19/56(g)	150	127,053
2.50%, 08/20/51	98	86,584
2.50%, 03/19/56(g)	150	132,346
3.00%, 03/19/56(g)	125	114,635
3.50%, 03/19/56(g)	100	93,842
4.50%, 07/20/53	212	210,904
5.00%, 07/20/53	118	119,284
5.50%, 11/20/55	198	201,410
5.50%, 02/20/56	25	25,379
Uniform Mortgage-Backed Securities
2.00%, 03/17/41(g)	275	256,203
2.00%, 01/01/52	251	208,744
2.00%, 03/01/52	733	608,447
2.50%, 03/17/41(g)	100	95,330
2.50%, 05/01/52	482	419,494
3.00%, 05/01/52	261	237,023
3.00%, 09/01/52	118	106,821
3.50%, 05/01/52	205	193,799
4.00%, 03/15/40(g)	100	99,136
4.00%, 01/01/53	148	144,694
4.00%, 06/01/53	66	64,693
4.50%, 02/01/53	130	128,974
5.00%, 06/01/54	177	179,093
5.00%, 03/15/56(g)	100	100,449
5.50%, 05/01/54	193	196,800
5.50%, 06/01/55	97	100,792
5.50%, 03/12/56(g)	20	20,321
6.00%, 05/01/54	144	147,399
6.00%, 09/01/54	97	99,399
6.00%, 04/01/55	96	99,577
6.50%, 08/01/55	95	99,918
		4,718,543
U.S. Government Agency Obligations — 0.2%
Tennessee Valley Authority, 3.88%, 08/01/30	35	35,449
U.S. Government Obligations — 40.1%
U.S. Treasury Bonds
1.13%, 05/15/40	40	26,256
1.13%, 08/15/40	140	91,000
1.25%, 05/15/50	200	100,188
1.75%, 08/15/41	125	87,285
1.88%, 02/15/51	233	135,941
2.25%, 08/15/49	180	117,450
2.25%, 02/15/52	200	126,531
2.38%, 02/15/42	125	95,059
2.50%, 02/15/46	100	72,266
4.13%, 08/15/44	150	142,055
4.13%, 08/15/53	150	137,625
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 08/15/54	$150	$140,555
4.38%, 08/15/43	125	122,969
4.63%, 11/15/45	130	130,873
4.63%, 02/15/46	36	36,257
4.63%, 11/15/55	170	169,734
4.75%, 02/15/45	180	184,528
4.75%, 05/15/55	160	162,850
4.75%, 08/15/55	20	20,369
4.75%, 02/15/56	20	20,381
U.S. Treasury Inflation Indexed Bonds
1.63%, 10/15/29	30	30,592
1.75%, 01/15/34	33	33,818
1.88%, 07/15/34	35	35,581
2.38%, 02/15/55	11	11,140
U.S. Treasury Inflation Indexed Notes
1.13%, 10/15/30	32	31,754
1.63%, 04/15/30	31	31,698
1.88%, 07/15/35	38	38,646
1.88%, 01/15/36	13	13,369
2.13%, 01/15/35	36	37,978
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/27	27	27,318
0.13%, 01/15/30	25	24,314
0.13%, 07/15/30	28	26,761
0.13%, 01/15/31	29	27,260
0.13%, 07/15/31	29	27,501
0.13%, 01/15/32	32	29,538
0.13%, 02/15/51	10	5,651
0.13%, 02/15/52	12	6,782
0.25%, 07/15/29	22	21,705
0.25%, 02/15/50	11	6,458
0.38%, 07/15/27	24	24,472
0.50%, 01/15/28	25	24,793
0.63%, 07/15/32	32	31,090
0.63%, 02/15/43	11	8,166
0.75%, 07/15/28	22	21,949
0.75%, 02/15/42	13	10,405
0.75%, 02/15/45	16	12,505
0.88%, 01/15/29	19	18,570
0.88%, 02/15/47	10	7,546
1.00%, 02/15/46	8	6,417
1.00%, 02/15/48	7	5,489
1.00%, 02/15/49	6	4,824
1.13%, 01/15/33	32	31,557
1.25%, 04/15/28	27	27,719
1.38%, 07/15/33	31	31,442
1.38%, 02/15/44	15	12,653
1.50%, 02/15/53	11	8,850
1.63%, 10/15/27	28	28,352
1.75%, 01/15/28	10	10,220
2.13%, 04/15/29	29	29,782
2.13%, 02/15/40	7	6,869
2.13%, 02/15/41	8	8,202
2.13%, 02/15/54	12	10,847
2.38%, 10/15/28	28	29,178
2.50%, 01/15/29	10	10,240
3.38%, 04/15/32	5	5,129
3.63%, 04/15/28	11	11,644
3.88%, 04/15/29	12	12,861
U.S. Treasury Notes
0.50%, 05/31/27	313	301,727
125
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 06/30/27	$313	$301,042
0.63%, 03/31/27	313	303,561
0.63%, 08/15/30	163	143,860
0.75%, 01/31/28	163	155,086
0.88%, 11/15/30	150	132,984
1.00%, 07/31/28	163	154,073
1.13%, 08/31/28	150	141,961
1.25%, 04/30/28	165	157,704
1.50%, 11/30/28	100	95,086
1.75%, 11/15/29	155	146,039
1.88%, 02/15/32	250	226,523
2.25%, 11/15/27	150	147,117
2.63%, 02/15/29	150	146,766
3.38%, 09/15/27	250	249,775
3.50%, 10/15/28	150	150,410
3.50%, 11/15/28	170	170,491
3.50%, 02/15/33	13	12,821
3.63%, 08/31/27	250	250,664
3.63%, 12/31/30	28	28,133
3.75%, 12/31/28	160	161,550
3.81%, 10/31/27, (3-mo. Treasury money market yield + 0.19%)(c)	38	38,061
3.88%, 07/31/27	313	314,834
3.88%, 03/15/28	178	179,711
3.88%, 06/15/28	178	179,933
3.88%, 08/15/33	125	125,898
3.88%, 08/15/34	50	50,070
4.00%, 12/15/27	175	176,791
4.00%, 07/31/29	140	142,592
4.00%, 02/28/30	163	166,235
4.00%, 01/31/31	125	127,637
4.00%, 04/30/32	250	254,805
4.00%, 07/31/32	250	254,629
4.00%, 11/15/35	50	50,180
4.13%, 02/15/27	313	314,687
4.13%, 07/31/31	150	154,078
4.13%, 10/31/31	150	153,996
4.13%, 02/15/36	9	9,120
4.25%, 08/15/35	80	81,988
4.38%, 12/31/29	150	154,922
4.50%, 05/31/29	178	183,896
4.63%, 04/30/31	138	144,965
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/30	$263	$278,328
		10,154,536
Total U.S. Government & Agency Obligations — 58.9% (Cost: $14,734,813)		14,908,528
Total Long-Term Investments — 98.5% (Cost: $24,734,754)		24,944,780
	Shares
Short-Term Securities
Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(h)(i)	1,656,334	1,657,162
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)	100,000	100,000
Total Short-Term Securities — 6.9% (Cost: $1,757,162)		1,757,162
Total Investments — 105.4% (Cost: $26,491,916)		26,701,942
Liabilities in Excess of Other Assets — (5.4)%		(1,362,934)
Net Assets — 100.0%		$25,339,008

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/10/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,657,162 (b)	$—	$—	$—	$1,657,162	1,656,334	$14,027	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000 (b)	—	—	—	100,000	100,000	720	—
				$—	$—	$1,757,162		$14,747	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Schedule of Investments
126

Schedule of Investments (continued)
February 28, 2026
iShares® Total USD Fixed Income Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$312,543	$—	$312,543
Corporate Bonds & Notes	—	7,176,952	—	7,176,952
Floating Rate Loan Interests	—	882,621	—	882,621
Foreign Government Obligations	—	1,600,023	—	1,600,023
Municipal Debt Obligations	—	64,113	—	64,113
U.S. Government & Agency Obligations	—	14,908,528	—	14,908,528
Short-Term Securities
Money Market Funds	1,757,162	—	—	1,757,162
	$1,757,162	$24,944,780	$—	$26,701,942
See notes to financial statements.
127
2026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2026

	iShares Core U.S. Aggregate Bond ETF	iShares Total USD Fixed Income Market ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$139,468,923,155	$24,944,780
Investments, at value—affiliated(c)	5,446,228,884	1,757,162
Cash	511,140	1,595
Foreign currency, at value(d)	146	9
Receivables:
Investments sold	1,406,912,176	16,520
Securities lending income—affiliated	307,367	—
TBA sales commitments	119,332,063	—
Loans	—	386
Capital shares sold	54,565,993	—
Dividends—affiliated	12,229,149	5,338
Interest—unaffiliated	1,117,936,792	188,325
Total assets	147,626,946,865	26,914,115
LIABILITIES
Cash received as collateral for TBA commitments	16,859,645	—
Collateral on securities loaned, at value	936,271,511	—
TBA sales commitments, at value(e)	119,445,856	—
Payables:
Investments purchased	5,074,206,062	1,573,495
Investment advisory fees	2,922,441	1,612
Total liabilities	6,149,705,515	1,575,107
Commitments and contingent liabilities
NET ASSETS	$141,477,241,350	$25,339,008
NET ASSETS CONSIST OF
Paid-in capital	$147,842,690,543	$25,031,692
Accumulated earnings (loss)	(6,365,449,193)	307,316
NET ASSETS	$141,477,241,350	$25,339,008
NET ASSET VALUE
Shares outstanding	1,395,300,000	500,000
Net asset value	$101.40	$50.68
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$144,137,196,811	$24,734,754
(b) Securities loaned, at value	$907,930,796	$—
(c) Investments, at cost—affiliated	$5,444,639,416	$1,757,162
(d) Foreign currency, at cost	$136	$9
(e) Proceeds from TBA sales commitments	$119,332,063	$—
See notes to financial statements.
Statements of Assets and Liabilities
128

Statements of Operations
Year Ended February 28, 2026

	iShares Core U.S. Aggregate Bond ETF	iShares Total USD Fixed Income Market ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$139,868,876	$14,747
Interest—unaffiliated	5,037,647,841	220,850
Securities lending income—affiliated—net	3,309,785	—
Other income—unaffiliated	2,124,232	1,563
Total investment income	5,182,950,734	237,160
EXPENSES
Investment advisory	39,128,594	4,889
Interest expense	102	—
Total expenses	39,128,696	4,889
Less:
Investment advisory fees waived	(2,974,694)	(343)
Total expenses after fees waived	36,154,002	4,546
Net investment income	5,146,796,732	232,614
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(112,806,616)	9,267
Investments—affiliated	242,703	—
In-kind redemptions—unaffiliated(b)	(59,257,664)	—
	(171,821,577)	9,267
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,091,212,004	210,026
Investments—affiliated	(144,893)	—
Foreign currency translations	16	—
	3,091,067,127	210,026
Net realized and unrealized gain	2,919,245,550	219,293
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,066,042,282	$451,907
(a) For the period from December 10, 2025 (commencement of operations) to February 28, 2026.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
129
2026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF		iShares Total USD Fixed Income Market ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Period From 12/10/25(a) to 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,146,796,732	$4,318,320,983	$232,614
Net realized gain (loss)	(171,821,577)	(359,297,543)	9,267
Net change in unrealized appreciation (depreciation)	3,091,067,127	2,474,149,366	210,026
Net increase in net assets resulting from operations	8,066,042,282	6,433,172,806	451,907
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(5,089,878,196)	(4,235,969,878)	(144,591)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,973,838,251	21,689,128,006	25,031,692
NET ASSETS
Total increase in net assets	15,950,002,337	23,886,330,934	25,339,008
Beginning of year	125,527,239,013	101,640,908,079	—
End of year	$141,477,241,350	$125,527,239,013	$25,339,008

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
130

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$99.22	$97.35	$97.33	$110.34	$115.40
Net investment income(a)	3.92	3.71	3.23	2.50	1.99
Net realized and unrealized gain (loss)(b)	2.15	1.82	(0.05)	(13.11)	(5.06)
Net increase (decrease) from investment operations	6.07	5.53	3.18	(10.61)	(3.07)
Distributions from net investment income(c)	(3.89)	(3.66)	(3.16)	(2.40)	(1.99)
Net asset value, end of year	$101.40	$99.22	$97.35	$97.33	$110.34
Total Return(d)
Based on net asset value	6.24%	5.80%	3.32%	(9.67)%(e)	(2.68)%
Ratios to Average Net Assets(f)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Total expenses after fees waived	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.95%	3.78%	3.33%	2.48%	1.74%
Supplemental Data
Net assets, end of year (000)	$141,477,241	$125,527,239	$101,640,908	$85,719,356	$87,922,461
Portfolio turnover rate(g)(h)	62%	81%	89%	104%	163%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
(h) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
131
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Total USD Fixed Income Market ETF
Period From 12/10/25(a) to 02/28/26
Net asset value, beginning of period	$50.00
Net investment income(b)	0.47
Net realized and unrealized gain(c)	0.50
Net increase from investment operations	0.97
Distributions from net investment income(d)	(0.29)
Net asset value, end of period	$50.68
Total Return(e)
Based on net asset value	1.92%(f)
Ratios to Average Net Assets(g)
Total expenses	0.09%(h)
Total expenses after fees waived	0.08%(h)
Net investment income	4.28%(h)
Supplemental Data
Net assets, end of period (000)	$25,339
Portfolio turnover rate(i)(j)	17%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
132

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified
Total USD Fixed Income Market(a)	Non-diversified

(a)	The Fund commenced operations on December 10, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
133
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are
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Notes to Financial Statements  (continued)
guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
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Notes to Financial Statements  (continued)
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$92,552,981	$(92,552,981)	$—	$—
Barclays Capital, Inc.	19,601,102	(19,601,102)	—	—
BMO Capital Markets Corp.	2,808,735	(2,808,735)	—	—
BNP Paribas SA	112,485,022	(112,485,022)	—	—
BofA Securities, Inc.	218,116,947	(218,116,947)	—	—
Citigroup Global Markets, Inc.	22,789,097	(22,789,097)	—	—
Deutsche Bank Securities, Inc.	5,826,870	(5,826,870)	—	—
Goldman Sachs & Co. LLC	32,521,048	(32,521,048)	—	—
HSBC Securities (USA), Inc.	262,536	(262,536)	—	—
J.P. Morgan Securities LLC	124,935,255	(124,935,255)	—	—
Jefferies LLC	6,015,375	(6,015,375)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	4,047,922	(4,047,922)	—	—
Morgan Stanley	23,641,855	(23,641,855)	—	—
National Bank of Canada	101,474,305	(101,474,305)	—	—
Nomura Securities International, Inc.	1,924,717	(1,924,717)	—	—
Pershing LLC	34,711,445	(34,711,445)	—	—
RBC Capital Markets LLC	23,789,748	(23,789,748)	—	—
Scotia Capital (USA), Inc.	10,360,517	(10,360,517)	—	—
Scotia Capital, Inc.	5,066,859	(5,066,859)	—	—
State Street Bank & Trust Co.	29,449,194	(29,449,194)	—	—
TD Securities (USA) LLC	1,056,503	(1,056,503)	—	—
UBS AG	876,569	(876,569)	—	—
UBS Securities LLC	1,262,383	(1,262,383)	—	—
Wells Fargo Bank N.A.	1,119,484	(1,119,484)	—	—
Wells Fargo Securities LLC	31,234,327	(31,234,327)	—	—
	$907,930,796	$(907,930,796)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
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Notes to Financial Statements  (continued)
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core U.S. Aggregate Bond	0.03%
Total USD Fixed Income Market	0.09
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core U.S. Aggregate Bond, and the iShares Total USD Fixed Income Market ETFs,  BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 and June 28, 2030, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statement of Operations. For the year ended February 28, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$2,974,694
Total USD Fixed Income Market	343
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
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2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core U.S. Aggregate Bond	$933,044
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$76,955,500,534	$74,787,841,281	$5,146,039,136	$5,215,754,580
Total USD Fixed Income Market	16,624,111	3,938,671	8,317,251	27,544
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$13,649,532,717	$3,345,153,823
Total USD Fixed Income Market	3,733,346	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core U.S. Aggregate Bond	$(59,257,665)	$59,257,665
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
Core U.S. Aggregate Bond
Ordinary income	$5,089,878,196	$4,235,969,878

iShares ETF	Period Ended 02/28/26
Total USD Fixed Income Market
Ordinary income	$144,591
Notes to Financial Statements
138

Notes to Financial Statements  (continued)
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core U.S. Aggregate Bond	$446,973,942	$(2,130,377,546)	$(4,682,045,589)	$(6,365,449,193)
Total USD Fixed Income Market	97,290	—	210,026	307,316

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$149,597,083,845	$1,571,467,311	$(6,253,512,910)	$(4,682,045,599)
Total USD Fixed Income Market	26,491,916	242,621	(32,595)	210,026
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
139
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	175,600,000	$17,446,097,703	282,200,000	$27,698,909,724
Shares redeemed	(45,400,000)	(4,472,259,452)	(61,200,000)	(6,009,781,718)
	130,200,000	$12,973,838,251	221,000,000	$21,689,128,006

	Period Ended 02/28/26(a)
iShares ETF	Shares	Amount
Total USD Fixed Income Market
Shares sold	500,000	$25,031,692

(a)	The Fund commenced operations on December 10, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
140

Notes to Financial Statements  (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
141
2026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Core U.S. Aggregate Bond ETF(1)
iShares Total USD Fixed Income Market ETF(2)
(1) Statement of operations for the year ended February 28, 2026 and statement of changes in net assets for each of the two years in the period ended February 28, 2026
(2) Statement of operations and statement of changes in net assets for the period December 10, 2025 (commencement of operations) to February 28, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
142

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
Core U.S. Aggregate Bond	$2,103,101,612
Total USD Fixed Income Market	83,080
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
Core U.S. Aggregate Bond	$5,146,612,595
Total USD Fixed Income Market	233,986
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
Core U.S. Aggregate Bond	$4,876,713,826
Total USD Fixed Income Market	205,454
143
2026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million. This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Additional Information
144

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The Fund is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
145
2026 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Total USD Fixed Income Market ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement.  At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA:  The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates:  The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale:  The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates:  The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services,
Board Review and Approval of Investment Advisory Contract
146

Board Review and Approval of Investment Advisory Contract (continued)
including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided.   The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates:  Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.  The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
147
2026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
148

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
• iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

2

Schedule of Investments
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, 5.40%, 09/15/57	$250	$264,294
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	199,828
Federal Home Loan Mortgage Corp.
4.40%, 06/25/35(a)	100	101,438
5.00%, 02/25/35(a)	100	105,939
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.50%, 07/25/33(a)	500	514,007
Morgan Stanley Capital I Trust
2.32%, 10/15/54	250	226,745
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	455,466
		1,867,717
Total Collateralized Mortgage Obligations — 0.7% (Cost: $1,798,489)		1,867,717
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	10	10,564
7.50%, 03/15/33(b)	10	10,795
Dotdash Meredith, Inc., 7.63%, 06/15/32(b)	25	23,130
Lamar Media Corp.
3.63%, 01/15/31	5	4,729
5.38%, 11/01/33(b)	10	10,021
Neptune Bidco U.S., Inc.
9.50%, 02/15/33(b)	10	9,800
10.38%, 05/15/31(b)	25	25,237
Omnicom Group, Inc.
2.40%, 03/01/31	10	9,112
2.60%, 08/01/31	25	22,785
5.38%, 06/15/33	9	9,283
		135,456
Aerospace & Defense — 0.3%
ATI, Inc.
5.13%, 10/01/31	5	5,024
7.25%, 08/15/30	10	10,471
BAE Systems PLC, 5.30%, 03/26/34(b)	30	31,533
Boeing Co.(The)
3.25%, 02/01/35	30	26,717
3.60%, 05/01/34	10	9,223
6.39%, 05/01/31	10	10,924
6.53%, 05/01/34	50	56,101
Bombardier, Inc.
6.75%, 06/15/33(b)	20	21,102
7.00%, 06/01/32(b)	15	15,798
7.25%, 07/01/31(b)	15	15,945
7.45%, 05/01/34(b)	10	11,229
8.75%, 11/15/30(b)	10	10,710
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(b)	15	15,379
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,731
General Dynamics Corp., 4.95%, 08/15/35	5	5,170
General Electric Co.
4.90%, 01/29/36	20	20,501
6.75%, 03/15/32	25	28,567
Goat Holdco LLC, 6.75%, 02/01/32(b)	15	15,507
Security	Par (000)	Value
Aerospace & Defense (continued)
Hexcel Corp., 5.88%, 02/26/35	$5	$5,326
L3Harris Technologies, Inc.
4.85%, 04/27/35	10	10,096
5.35%, 06/01/34	20	20,883
5.40%, 07/31/33	45	47,395
Lockheed Martin Corp.
4.75%, 02/15/34	45	46,172
4.80%, 08/15/34	10	10,234
5.00%, 08/15/35	20	20,668
Northrop Grumman Corp.
4.70%, 03/15/33	40	40,853
5.25%, 07/15/35	10	10,472
RTX Corp.
2.38%, 03/15/32	40	36,060
5.15%, 02/27/33	60	62,781
6.00%, 03/15/31	50	54,219
6.10%, 03/15/34	25	27,629
TransDigm, Inc.
6.00%, 01/15/33(b)	30	30,548
6.13%, 07/31/34(b)	10	10,158
6.25%, 01/31/34(b)	10	10,341
6.38%, 05/31/33(b)	50	51,069
6.63%, 03/01/32(b)	35	36,247
6.75%, 01/31/34(b)	10	10,382
6.88%, 12/15/30(b)	35	36,423
7.13%, 12/01/31(b)	15	15,720
		914,308
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/32	60	53,837
5.25%, 08/06/35	20	20,490
5.63%, 02/06/35	15	15,761
Archer-Daniels-Midland Co.
4.50%, 08/15/33	30	30,336
5.38%, 09/15/35	25	26,624
BAT Capital Corp.
2.73%, 03/25/31	25	23,275
4.63%, 03/22/33	5	5,018
4.74%, 03/16/32	15	15,258
5.63%, 08/15/35(c)	20	21,085
6.00%, 02/20/34	15	16,251
6.42%, 08/02/33	30	33,317
7.75%, 10/19/32	20	23,562
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	10	9,305
3.20%, 04/21/31	10	9,515
4.65%, 09/17/34	10	9,947
5.15%, 08/04/35	15	15,377
Cargill, Inc.
2.13%, 11/10/31(b)	10	8,993
4.00%, 06/22/32(b)	25	24,605
5.13%, 10/11/32(b)	30	31,472
5.13%, 02/11/35(b)	10	10,411
Philip Morris International, Inc.
4.25%, 10/29/32	25	24,929
4.63%, 10/29/35	25	24,735
4.88%, 04/30/35	25	25,384
5.25%, 02/13/34	60	62,828
5.38%, 02/15/33	50	52,744
5.75%, 11/17/32	85	91,662
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Reynolds American, Inc., 5.70%, 08/15/35	$10	$10,547
		697,268
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	3	3,200
Series A, Class A, 2.88%, 01/11/36	8	7,447
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	5	5,097
British Airways Pass-Through Trust
Class A, 2.90%, 09/15/36(b)	8	7,393
Series 2019-1, Class AA, 3.30%, 06/15/34(b)(c)	11	10,244
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(b)	44	44,666
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(c)	7	6,439
Series 2019-1, Class AA, 2.75%, 11/15/33	11	9,716
Southwest Airlines Co., 5.25%, 11/15/35	25	24,802
United Airlines Pass-Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	3	3,020
Series 2019-2, Class AA, 2.70%, 11/01/33	3	3,404
		125,428
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % Cash / 10.75 % PIK)(b)(d)	53	58,237
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,675
Crocs, Inc., 4.13%, 08/15/31(b)	8	7,474
Levi Strauss & Co., 3.50%, 03/01/31(b)	10	9,380
Tapestry, Inc.
3.05%, 03/15/32	25	23,207
5.50%, 03/11/35	15	15,552
VF Corp., 6.00%, 10/15/33	5	5,110
		129,635
Auto Manufacturers — 0.5%
Allison Transmission, Inc.
3.75%, 01/30/31(b)	17	16,153
5.88%, 12/01/33(b)	15	15,322
American Honda Finance Corp.
4.90%, 01/10/34	15	15,233
5.05%, 07/10/31	20	20,722
5.10%, 01/08/36	25	25,213
5.20%, 03/05/35	15	15,344
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	20	17,696
2.55%, 04/01/31(b)	15	13,818
3.70%, 04/01/32(b)	10	9,617
4.85%, 08/13/31(b)	15	15,357
5.15%, 08/11/33(b)(c)	10	10,352
5.15%, 04/02/34(b)(c)	10	10,307
5.20%, 08/11/35(b)	15	15,353
5.40%, 03/21/35(b)	10	10,442
Cummins, Inc.
5.15%, 02/20/34	25	26,099
5.30%, 05/09/35	45	47,360
Daimler Truck Finance North America LLC, 5.63%, 01/13/35(b)	10	10,503
Ford Motor Co.
3.25%, 02/12/32	88	79,138
6.10%, 08/19/32	110	114,988
7.45%, 07/16/31	45	50,255
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	30,746
Security	Par (000)	Value
Auto Manufacturers (continued)
6.13%, 03/08/34	$15	$15,510
6.50%, 02/07/35	10	10,495
General Motors Co.
5.00%, 04/01/35(c)	20	19,856
5.60%, 10/15/32	25	26,341
6.25%, 04/15/35	25	26,815
General Motors Financial Co., Inc.
2.70%, 06/10/31	19	17,445
3.10%, 01/12/32	45	41,593
5.45%, 09/06/34	20	20,534
5.90%, 01/07/35	25	26,270
5.95%, 04/04/34	30	31,833
6.10%, 01/07/34	45	48,178
6.15%, 07/15/35	20	21,396
6.40%, 01/09/33	29	31,560
Honda Motor Co. Ltd.
2.97%, 03/10/32	50	46,316
5.34%, 07/08/35	25	25,877
Hyundai Capital America
4.75%, 09/26/31(b)	10	10,177
4.80%, 01/10/33(b)	5	5,045
5.40%, 06/24/31(b)	5	5,241
5.40%, 03/29/32(b)	10	10,476
5.40%, 06/23/32(b)	25	26,197
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	10	10,372
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	15,280
5.13%, 08/01/34(b)	5	5,123
Nissan Motor Co. Ltd.
4.81%, 09/17/30(b)	50	47,548
7.75%, 07/17/32(b)	5	5,342
8.13%, 07/17/35(b)	50	54,480
PACCAR Financial Corp., 5.00%, 03/22/34	10	10,381
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	5	4,372
6.38%, 09/12/32(b)	5	5,217
6.45%, 03/18/35(b)	15	15,499
Toyota Motor Corp., 5.05%, 06/30/35	20	20,815
Toyota Motor Credit Corp.
2.40%, 01/13/32	10	9,087
4.60%, 10/10/31	25	25,559
4.65%, 09/03/32	10	10,204
4.70%, 01/12/33	15	15,337
4.80%, 01/05/34	30	30,728
5.10%, 03/21/31	15	15,693
5.35%, 01/09/35	30	31,755
Series B, 4.80%, 01/11/36	35	35,310
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(b)	10	10,415
5.80%, 03/27/35(b)	5	5,243
		1,420,933
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.50%, 02/15/33(b)	15	15,703
8.25%, 04/15/31(b)	10	10,450
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(b)	15	15,271
7.75%, 10/15/33(b)	15	15,240
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32	30	28,371
5.15%, 09/13/34	20	20,513
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
BorgWarner, Inc., 5.40%, 08/15/34	$10	$10,388
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)	15	15,572
Dana, Inc.
4.25%, 09/01/30	3	2,878
4.50%, 02/15/32	5	4,765
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,796
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31	10	9,588
5.25%, 07/15/31	14	13,339
5.63%, 04/30/33(c)	10	9,473
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75 % Cash)(b)(d)	10	10,510
8.00%, 11/15/32, (8.00 % Cash)(b)(d)	10	10,669
Lear Corp., 2.60%, 01/15/32	25	22,696
Magna International, Inc.
5.50%, 03/21/33	10	10,516
5.88%, 06/01/35	10	10,713
Phinia, Inc., 6.63%, 10/15/32(b)	5	5,195
Qnity Electronics, Inc.
5.75%, 08/15/32(b)	20	20,464
6.25%, 08/15/33(b)	10	10,390
ZF North America Capital, Inc.
6.88%, 04/23/32(b)	15	15,051
7.50%, 03/24/31(b)	20	20,600
		323,151
Banks — 4.7%
Australia & New Zealand Banking Group Ltd., 5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)	30	30,524
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	15	16,041
Banco Santander SA
2.96%, 03/25/31	20	18,692
6.03%, 01/17/35	20	21,541
Bangkok Bank PCL/Hong Kong, 6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(e)	200	208,295
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	90	81,118
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	55	48,590
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	75	68,250
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	75	69,467
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	95	87,766
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	30	28,386
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	95	95,435
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	100	102,812
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	50	50,706
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	95	98,627
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	55	56,310
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	50	52,375
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	135	141,484
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	95	99,583
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	70	71,880
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	60	62,696
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	80	85,827
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	45	41,748
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	25	22,817
5.51%, 06/04/31	60	63,543
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp.(The)
1.80%, 07/28/31	$5	$4,445
2.50%, 01/26/32	25	22,896
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	20	20,244
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	20	20,515
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	80	83,218
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	25	26,010
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	55	57,187
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	20	20,843
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	30	32,476
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	30	33,644
Bank of Nova Scotia(The)
2.45%, 02/02/32	45	40,723
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	25	25,424
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	25	25,288
5.65%, 02/01/34	40	42,772
Barclays PLC
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	10	10,224
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	20	20,945
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	200	216,149
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10	10,012
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(a)(b)	200	185,050
3.13%, 01/20/33, (1-day SOFR + 1.56%)(a)(b)	15	13,863
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)	10	10,591
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)	15	15,882
5.89%, 12/05/34, (1-day SOFR + 1.87%)(a)(b)	10	10,718
BPCE SA
5.94%, 05/30/35, (1-day SOFR + 1.85%)(a)(b)	250	263,802
7.00%, 10/19/34, (1-day SOFR + 2.59%)(a)(b)	10	11,262
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)	5	5,187
6.04%, 06/15/35, (1-day SOFR + 2.26%)(a)(b)	10	10,733
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	16	15,397
6.09%, 10/03/33	25	27,399
Citibank N.A., 5.57%, 04/30/34	50	53,140
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	50	45,229
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	135	123,630
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	60	55,501
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	90	86,433
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	45	45,826
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	70	71,180
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	65	66,968
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	10	10,057
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	65	67,706
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	55	57,271
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	65	68,210
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	70	74,729
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	60	65,818
6.63%, 06/15/32	30	33,370
Citizens Financial Group, Inc.
2.64%, 09/30/32	10	8,789
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	20	20,541
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	5	5,267
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	15	16,589
Commonwealth Bank of Australia
1.88%, 09/15/31(b)	20	17,969
2.69%, 03/11/31(b)	10	9,221
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 03/13/34(b)	$15	$15,961
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,246
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)	20	21,237
6.25%, 01/10/35, (1-day SOFR + 2.67%)(a)(b)	10	10,621
Deutsche Bank AG/New York NY, 3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	25	23,404
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	15	14,824
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	20	20,038
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,703
Goldman Sachs Capital I, 6.35%, 02/15/34	30	32,273
Goldman Sachs Group, Inc.(The)
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	50	45,087
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	85	78,047
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	65	59,153
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	80	74,175
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	75	74,668
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	110	111,245
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	70	70,472
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	50	51,493
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	50	49,634
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	65	68,000
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	50	53,345
6.13%, 02/15/33	70	76,671
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	75	83,603
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	200	184,545
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	20	18,403
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	200	200,355
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	10	10,101
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	30	31,125
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	20	21,266
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	200	218,448
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	10	11,794
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	15	13,236
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	20	20,407
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	15	15,068
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	40	42,071
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	5	5,256
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	200	185,747
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	5	5,237
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.60%)(a)(b)	10	9,659
7.20%, 11/28/33(b)	30	34,712
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)	15	17,930
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	60	54,636
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	70	64,522
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	65	60,234
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	50	50,453
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	95	94,725
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	45	45,243
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	80	82,048
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	70	71,009
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	25	25,263
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	110	114,122
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	75	78,100
Security	Par (000)	Value
Banks (continued)
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	$85	$88,953
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	70	73,586
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	90	95,004
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	80	83,146
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	50	53,004
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	80	85,564
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	55	60,456
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	10	10,052
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	25	25,204
6.40%, 03/06/35, (1-day SOFR + 2.42%)(a)	10	10,891
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	25	25,000
Kreditanstalt fuer Wiederaufbau
4.13%, 07/15/33	70	71,523
4.38%, 02/28/34	55	57,019
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	20	20,472
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	15	15,773
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10	10,583
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	15	17,608
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	15	15,216
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	30	30,750
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	35	37,438
Macquarie Bank Ltd., 3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	10	9,231
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	10	9,190
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)	33	30,306
4.44%, 06/21/33, (1-day SOFR + 2.41%)(a)(b)	33	32,856
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)	30	31,635
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)	35	37,568
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)	25	27,520
Mitsubishi UFJ Financial Group, Inc.
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	10	10,370
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	200	210,015
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	5	5,292
Mizuho Financial Group, Inc.
2.56%, 09/13/31	45	40,827
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	95	101,550
Morgan Stanley
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	75	66,539
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	135	121,051
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	65	57,515
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	70	63,446
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	55	50,642
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	25	25,464
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	50	50,422
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	65	67,273
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	5	5,123
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	10	9,949
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	60	62,081
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	75	78,311
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	50	52,250
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	70	73,566
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	85	89,825
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	60	64,068
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	35	36,840
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	35	36,921
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	55	60,452
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	$35	$39,262
7.25%, 04/01/32	80	92,623
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	75	74,608
National Australia Bank Ltd., 5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)	20	21,327
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	100	107,741
Norinchukin Bank (The), 2.08%, 09/22/31(b)	15	13,295
Northern Trust Corp., 5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	20	20,041
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	10	9,109
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	7	6,985
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	25	25,547
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	25	25,792
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	65	67,329
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	20	20,829
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	10	10,098
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	50	52,665
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	40	42,413
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	40	43,190
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	45	48,846
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	35	39,731
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	10	10,342
Royal Bank of Canada
2.30%, 11/03/31	65	59,336
5.00%, 02/01/33	75	77,777
5.00%, 05/02/33	55	57,072
5.15%, 02/01/34	40	42,094
Santander Holdings USA, Inc., 6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	15	16,160
Societe Generale SA
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	5	5,066
6.69%, 01/10/34, (1-year CMT + 2.95%)(a)(b)	200	219,602
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(b)	15	13,990
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)	205	210,579
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(b)	30	31,894
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)	10	10,790
State Street Corp.
2.20%, 03/03/31	25	22,756
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	40	36,393
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	20	19,735
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	5	5,017
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	35	35,764
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	35	34,941
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	40	40,780
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	35	36,025
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	15	15,565
Sumitomo Mitsui Financial Group, Inc.
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	200	206,910
5.56%, 07/09/34	25	26,455
5.77%, 01/13/33	15	16,093
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 03/13/35(b)	10	10,282
Toronto-Dominion Bank(The)
2.00%, 09/10/31	20	18,036
2.45%, 01/12/32	60	54,417
3.20%, 03/10/32	45	42,386
Security	Par (000)	Value
Banks (continued)
4.46%, 06/08/32	$55	$55,410
4.93%, 10/15/35	55	55,475
5.30%, 01/30/32	25	26,288
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	25	25,213
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	55	54,836
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	35	35,886
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	20	20,754
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	40	42,351
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	40	42,795
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	20	21,692
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	30	26,552
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	15	13,646
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	30	30,433
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	25	25,442
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	25	25,241
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	25	26,221
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	40	42,501
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	60	64,301
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	30	32,323
UBS Group AG
4.99%, 08/05/33, (1-year CMT + 2.40%)(a)(b)	200	203,794
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)	10	10,426
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)	15	15,858
6.54%, 08/12/33, (1-day SOFR + 3.92%)(a)(b)	10	11,059
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)	10	9,356
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	10	9,891
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	75	70,430
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	55	55,035
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	75	76,470
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	65	65,224
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	60	61,548
5.38%, 02/07/35	55	57,811
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	105	109,369
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	75	78,519
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	90	94,653
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	70	73,659
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	75	83,270
Westpac Banking Corp.
2.15%, 06/03/31	85	77,808
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	25	22,890
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	55	57,572
		13,399,501
Beverages — 0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	100	100,211
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34	25	26,012
5.88%, 06/15/35	25	27,524
Coca-Cola Co.(The)
1.38%, 03/15/31	40	35,479
2.25%, 01/05/32	45	41,016
4.65%, 08/14/34	25	25,845
5.00%, 05/13/34	10	10,524
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	5	5,147
Constellation Brands, Inc.
2.25%, 08/01/31	15	13,489
4.90%, 05/01/33	25	25,461
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Diageo Investment Corp., 7.45%, 04/15/35	$5	$6,060
Keurig Dr Pepper, Inc.
4.05%, 04/15/32	15	14,588
5.15%, 05/15/35	20	20,253
5.30%, 03/15/34	30	30,871
PepsiCo Singapore Financing I Pte Ltd., 4.70%, 02/16/34	35	35,584
PepsiCo, Inc.
1.95%, 10/21/31	40	35,917
3.90%, 07/18/32	25	24,809
4.45%, 02/15/33	10	10,256
4.65%, 07/23/32	15	15,461
5.00%, 02/07/35	25	25,891
5.00%, 07/23/35	15	15,538
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(b)	10	8,822
		554,758
Biotechnology — 0.2%
Amgen, Inc.
2.00%, 01/15/32	75	66,245
3.35%, 02/22/32	35	33,327
4.85%, 02/19/36	35	35,189
5.25%, 03/02/33	90	94,191
Biogen, Inc., 5.75%, 05/15/35	25	26,649
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	25	23,794
CSL Finance PLC, 4.25%, 04/27/32(b)	30	29,818
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	20	20,758
7.25%, 12/15/33(b)	20	21,218
Gilead Sciences, Inc.
4.60%, 09/01/35	25	24,965
5.10%, 06/15/35	25	25,868
5.25%, 10/15/33	10	10,553
Royalty Pharma PLC
2.15%, 09/02/31	25	22,335
5.20%, 09/25/35	25	25,392
5.40%, 09/02/34	5	5,170
		465,472
Building Materials — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)	15	15,733
Amrize Finance U.S. LLC, 5.40%, 04/07/35	20	20,908
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	27	25,742
6.38%, 06/15/32(b)	10	10,285
6.38%, 03/01/34(b)	20	20,587
6.75%, 05/15/35(b)	10	10,443
Carlisle Companies, Inc.
2.20%, 03/01/32	5	4,418
5.25%, 09/15/35(c)	20	20,640
Carrier Global Corp., 5.90%, 03/15/34	10	10,808
CRH America Finance, Inc., 5.00%, 02/09/36	25	25,301
Eagle Materials, Inc., 2.50%, 07/01/31	10	9,155
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(b)	50	51,766
6.75%, 07/15/31(b)	10	10,423
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	10	9,714
5.88%, 06/01/33	26	27,818
Jeld-Wen, Inc., 7.00%, 09/01/32(b)(c)	5	2,761
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31	$35	$31,195
4.90%, 12/01/32	10	10,275
Knife River Corp., 7.75%, 05/01/31(b)	5	5,215
Martin Marietta Materials, Inc.
2.40%, 07/15/31	10	9,102
5.15%, 12/01/34	15	15,474
Masterbrand, Inc., 7.00%, 07/15/32(b)(c)	15	15,092
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,130
Owens Corning, 5.70%, 06/15/34	20	21,207
Quikrete Holdings, Inc.
6.38%, 03/01/32(b)	80	83,155
6.75%, 03/01/33(b)	20	20,785
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	21,240
Standard Building Solutions, Inc.
5.88%, 03/15/34(b)	15	14,964
6.25%, 08/01/33(b)	20	20,367
6.50%, 08/15/32(b)	30	30,907
Trane Technologies Financing Ltd.
5.10%, 06/13/34	25	26,051
5.25%, 03/03/33	5	5,261
Vulcan Materials Co., 5.35%, 12/01/34	15	15,636
Wilsonart LLC, 11.00%, 08/15/32(b)(c)	10	8,209
		645,767
Chemicals — 0.3%
Air Products and Chemicals, Inc.
4.80%, 03/03/33	25	25,738
4.85%, 02/08/34	20	20,521
Albemarle Corp., 5.05%, 06/01/32	10	10,196
Ashland, Inc., 3.38%, 09/01/31(b)(c)	20	18,367
Braskem Netherlands Finance BV, 7.25%, 02/13/33(e)	200	82,485
Celanese U.S. Holdings LLC
6.75%, 04/15/33(c)	15	15,386
7.00%, 02/15/31	10	10,307
7.05%, 11/15/30	35	37,370
7.20%, 11/15/33	20	21,499
7.38%, 07/15/32	25	26,336
7.38%, 02/15/34	15	15,398
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	15,363
CF Industries, Inc.
5.15%, 03/15/34	15	15,259
5.30%, 11/26/35	25	25,423
Chemours Co.(The)
7.88%, 03/15/34(b)	10	9,977
8.00%, 01/15/33(b)(c)	10	10,171
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	8,610
Dow Chemical Co.(The)
4.25%, 10/01/34	20	18,491
5.15%, 02/15/34(c)	25	24,894
6.30%, 03/15/33(c)	25	26,584
Eastman Chemical Co.
5.63%, 02/20/34	20	20,875
5.75%, 03/08/33(c)	10	10,632
Ecolab, Inc.
2.13%, 02/01/32	25	22,418
5.00%, 09/01/35	25	25,818
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
EIDP, Inc., 4.80%, 05/15/33	$20	$20,238
FMC Corp., 5.65%, 05/18/33(c)	15	13,149
Huntsman International LLC, 2.95%, 06/15/31	10	8,604
LYB International Finance III LLC
5.50%, 03/01/34(c)	40	40,284
5.63%, 05/15/33	10	10,212
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)(c)	10	10,351
Nutrien Ltd.
4.13%, 03/15/35	10	9,416
5.40%, 06/21/34	10	10,431
Olin Corp., 6.63%, 04/01/33(b)	25	24,427
Olympus Water U.S. Holding Corp.
6.75%, 08/01/32(b)	15	14,783
7.25%, 06/15/31(b)	15	15,354
Series 144*, 7.25%, 02/15/33(b)	35	34,859
Perimeter Holdings LLC, 6.25%, 01/15/34(b)	10	10,038
RPM International, Inc., 2.95%, 01/15/32	20	18,392
Sherwin-Williams Co.(The)
2.20%, 03/15/32	20	17,749
4.80%, 09/01/31	15	15,445
5.15%, 08/15/35	10	10,276
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)	5	5,057
Westlake Corp., 5.55%, 11/15/35	25	25,379
WR Grace Holdings LLC
6.63%, 08/15/32(b)	25	25,269
7.00%, 08/01/33(b)	10	10,174
7.38%, 03/01/31(b)	5	5,127
YPF SA, 7.00%, 09/30/33(e)(f)	50	49,413
		922,545
Commercial Services — 0.5%
ADT Security Corp.(The)
4.88%, 07/15/32(b)	15	14,562
5.88%, 10/15/33(b)	15	15,235
Ashtead Capital, Inc.
5.55%, 05/30/33(b)	5	5,227
5.80%, 04/15/34(b)	15	15,866
Automatic Data Processing, Inc.
4.45%, 09/09/34	20	19,966
4.75%, 05/08/32	30	30,954
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(b)	10	9,915
8.38%, 06/15/32(b)	20	19,672
Block Financial LLC, 5.38%, 09/15/32	5	4,918
Block, Inc.
3.50%, 06/01/31(c)	18	16,883
6.00%, 08/15/33(b)	15	15,236
6.50%, 05/15/32	40	41,146
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,191
Cimpress PLC, 7.38%, 09/15/32(b)	10	10,074
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	20	19,899
DP World Crescent Ltd., 5.50%, 05/08/35(e)	200	207,378
Equifax, Inc., 2.35%, 09/15/31	30	26,882
EquipmentShare.com, Inc.
8.00%, 03/15/33(b)	10	10,629
8.63%, 05/15/32(b)	10	10,698
ERAC USA Finance LLC
4.90%, 05/01/33(b)	35	35,943
5.20%, 10/30/34(b)	10	10,389
Security	Par (000)	Value
Commercial Services (continued)
Garda World Security Corp.
8.25%, 08/01/32(b)	$25	$25,537
8.38%, 11/15/32(b)	20	20,472
GEO Group, Inc. (The), 10.25%, 04/15/31	10	10,738
Global Payments, Inc.
2.90%, 11/15/31	15	13,510
5.20%, 11/15/32	25	25,104
5.40%, 08/15/32	15	15,270
5.55%, 11/15/35	30	29,836
Graham Holdings Co., 5.63%, 12/01/33(b)	15	15,018
Herc Holdings, Inc.
5.75%, 03/15/31(b)	10	10,138
6.00%, 03/15/34(b)	10	10,058
7.00%, 06/15/30(b)	25	26,191
7.25%, 06/15/33(b)(c)	25	26,387
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)	30	24,117
J Paul Getty Trust (The), 4.91%, 04/01/35	10	10,364
Moody's Corp.
4.25%, 08/08/32	25	24,929
5.00%, 08/05/34	10	10,295
PayPal Holdings, Inc.
4.40%, 06/01/32	40	40,094
5.15%, 06/01/34	20	20,361
President and Fellows of Harvard College, 4.61%, 02/15/35(c)	15	15,382
Quanta Services, Inc.
2.35%, 01/15/32	25	22,330
5.10%, 08/09/35	25	25,438
5.25%, 08/09/34	15	15,542
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	24,026
RELX Capital, Inc.
4.75%, 05/20/32	5	5,093
5.25%, 03/27/35	15	15,439
Rollins, Inc., 5.25%, 02/24/35	10	10,281
RRD Parent, Inc., 10.00%, 10/15/31, (10.00 % Cash)(b)(d)	8	13,763
S&P Global, Inc.
2.90%, 03/01/32	45	41,871
4.80%, 12/04/35(b)	5	5,009
5.25%, 09/15/33	5	5,273
Service Corp. International/U.S.
3.38%, 08/15/30	20	18,819
4.00%, 05/15/31	10	9,560
5.75%, 10/15/32	15	15,295
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	20	19,579
TR Finance LLC, 5.50%, 08/15/35	10	10,405
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	20	18,446
TriNet Group, Inc., 7.13%, 08/15/31(b)	5	4,858
Triton Container International Ltd., 3.15%, 06/15/31(b)	25	23,110
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	9,265
United Rentals North America, Inc.
3.75%, 01/15/32	11	10,388
3.88%, 02/15/31	33	31,796
4.00%, 07/15/30	10	9,731
5.38%, 11/15/33(b)	40	40,315
6.13%, 03/15/34(b)	20	20,940
Valvoline, Inc., 3.63%, 06/15/31(b)	10	9,295
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics, Inc.
5.25%, 06/05/34	$25	$25,450
5.25%, 03/15/35	15	15,237
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	20	20,852
WEX, Inc., 6.50%, 03/15/33(b)	15	15,055
Williams Scotsman, Inc., 7.38%, 10/01/31(b)	10	10,465
		1,443,390
Computers — 0.3%
Accenture Capital, Inc.
4.25%, 10/04/31	80	80,267
4.50%, 10/04/34	35	34,631
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	15	15,714
Apple, Inc.
1.70%, 08/05/31	25	22,407
3.35%, 08/08/32	30	29,072
4.30%, 05/10/33	20	20,442
4.50%, 05/12/32	25	25,783
4.75%, 05/12/35	25	25,827
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	10	10,261
5.95%, 04/15/35	10	10,148
CACI International, Inc.
6.38%, 06/15/33(b)	—	15
6.38%, 06/15/33(b)	20	20,628
CGI, Inc., 2.30%, 09/14/31	10	8,899
Dell International LLC/EMC Corp.
4.75%, 10/06/32	30	30,235
4.85%, 02/01/35(c)	25	24,827
5.10%, 02/15/36(c)	25	25,067
5.30%, 04/01/32	35	36,337
5.40%, 04/15/34	20	20,711
5.50%, 04/01/35	25	25,959
5.75%, 02/01/33	20	21,233
Fortinet, Inc., 2.20%, 03/15/31	5	4,530
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	15	14,668
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	30	30,429
5.00%, 10/15/34	45	44,503
6.20%, 10/15/35	25	27,089
HP, Inc.
2.65%, 06/17/31	85	76,990
5.50%, 01/15/33(c)	30	30,821
IBM International Capital Pte Ltd., 4.90%, 02/05/34	10	10,122
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	10	10,026
International Business Machines Corp.
2.72%, 02/09/32	10	9,167
4.40%, 07/27/32	10	10,000
5.00%, 02/10/32	15	15,442
5.20%, 02/10/35	10	10,322
5.88%, 11/29/32	5	5,418
Kyndryl Holdings, Inc., 3.15%, 10/15/31	15	12,695
Leidos, Inc.
5.50%, 03/15/35	10	10,427
5.75%, 03/15/33	20	21,262
NetApp, Inc.
5.50%, 03/17/32	5	5,211
5.70%, 03/17/35	15	15,630
Science Applications International Corp., 5.88%, 11/01/33(b)	20	19,832
Seagate Data Storage Technology Pte Ltd.
4.13%, 01/15/31(b)(c)	5	4,799
Security	Par (000)	Value
Computers (continued)
5.75%, 12/01/34(b)	$10	$10,236
8.50%, 07/15/31(b)	5	5,260
9.63%, 12/01/32(b)	12	13,462
		906,804
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,574
4.60%, 03/01/33	4	4,131
Estee Lauder Companies, Inc.(The)
4.65%, 05/15/33	20	20,282
5.00%, 02/14/34	50	51,666
Kenvue, Inc., 4.90%, 03/22/33	35	36,123
Opal Bidco SAS, 6.50%, 03/31/32(b)	20	20,593
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	10	9,677
6.13%, 09/30/32	15	14,675
Prestige Brands, Inc., 3.75%, 04/01/31(b)	7	6,551
Procter & Gamble Co.(The)
1.95%, 04/23/31	25	22,842
2.30%, 02/01/32	35	32,301
4.35%, 11/03/35	25	24,902
4.55%, 01/29/34(c)	10	10,251
5.80%, 08/15/34	10	11,068
Unilever Capital Corp., 1.75%, 08/12/31	100	89,094
		363,730
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	5	5,045
LKQ Corp., 6.25%, 06/15/33	25	26,498
Mitsubishi Corp., 4.88%, 09/09/35(b)	5	5,079
RB Global Holdings, Inc., 7.75%, 03/15/31(b)	10	10,395
Resideo Funding, Inc., 6.50%, 07/15/32(b)	10	10,222
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,390
		66,629
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	140,121
3.40%, 10/29/33	10	9,124
4.95%, 09/10/34	20	20,047
Air Lease Corp.
2.88%, 01/15/32	10	9,070
5.20%, 07/15/31	5	5,128
Ally Financial, Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	15	15,118
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	10	10,315
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	10	9,992
6.70%, 02/14/33(c)	10	10,412
8.00%, 11/01/31	60	68,110
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	40	39,941
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	55	54,481
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	10	10,226
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	25	25,524
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	35	35,917
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	45	46,657
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	25	26,044
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	55	58,211
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	5	5,340
Ameriprise Financial, Inc.
4.50%, 05/13/32	5	5,050
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.15%, 05/15/33	$15	$15,552
5.20%, 04/15/35(c)	15	15,282
Apollo Global Management, Inc.
5.15%, 08/12/35	20	19,808
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	5	4,806
6.38%, 11/15/33	10	10,883
Aviation Capital Group LLC, 4.88%, 01/28/33(b)	25	24,909
Avolon Holdings Funding Ltd.
4.85%, 04/01/33(b)	25	24,819
4.95%, 10/15/32(b)	5	5,009
Azorra Finance Ltd., 6.25%, 02/15/34(b)	25	24,609
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	30	26,065
2.55%, 03/30/32(b)	15	13,438
6.20%, 04/22/33(b)	30	32,611
Blue Owl Finance LLC, 4.38%, 02/15/32(c)	35	32,783
BOC Aviation USA Corp., 4.88%, 05/03/33(e)	200	207,393
Brookfield Asset Management Ltd.
5.30%, 01/15/36	25	24,879
5.80%, 04/24/35	10	10,382
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,305
Brookfield Finance, Inc.
2.72%, 04/15/31	10	9,207
5.33%, 01/15/36	25	24,936
5.68%, 01/15/35	5	5,159
6.35%, 01/05/34	35	37,921
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	20	20,273
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	45	39,657
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	30	27,180
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	50	49,879
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	20	20,507
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	25	25,220
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	20	21,106
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	25	26,335
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	30	31,876
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	35	36,401
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	30	32,531
6.70%, 11/29/32	15	16,682
7.96%, 11/02/34, (1-day SOFR + 3.37%)(a)	25	29,421
Cboe Global Markets, Inc., 3.00%, 03/16/32	10	9,350
Charles Schwab Corp.(The)
1.95%, 12/01/31	30	26,581
2.30%, 05/13/31	20	18,283
2.90%, 03/03/32	70	64,676
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	25	25,002
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	35	37,578
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	10	10,913
Citadel LP, 6.38%, 01/23/32(b)	10	10,583
CME Group, Inc., 2.65%, 03/15/32	5	4,623
Coinbase Global, Inc., 3.63%, 10/01/31(b)(c)	15	13,090
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(b)	25	24,760
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	14,989
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(b)	25	24,123
7.88%, 04/01/33(b)	5	4,929
8.38%, 04/01/32(b)	15	15,129
9.13%, 05/15/31(b)	15	15,545
Security	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
1.85%, 09/15/32	$50	$43,061
4.60%, 03/15/33	50	50,709
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(b)	30	30,097
6.75%, 05/01/33(b)	45	46,169
7.13%, 04/30/31(b)	25	25,900
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	10	10,143
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	9,749
Jefferies Financial Group, Inc.
2.63%, 10/15/31	55	48,877
2.75%, 10/15/32	25	21,885
5.50%, 02/15/36	25	24,527
Lazard Group LLC, 6.00%, 03/15/31	5	5,328
LPL Holdings, Inc.
4.38%, 05/15/31(b)	8	7,825
5.65%, 03/15/35	10	10,160
5.75%, 06/15/35	10	10,211
6.00%, 05/20/34	10	10,452
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5	5,161
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,779
Mastercard, Inc.
2.00%, 11/18/31	15	13,495
4.35%, 01/15/32	15	15,206
4.55%, 01/15/35	30	30,195
4.85%, 03/09/33	15	15,506
4.88%, 05/09/34	25	25,771
4.95%, 03/15/32	10	10,444
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	10	10,565
Nasdaq, Inc., 5.55%, 02/15/34	35	36,876
Navient Corp.
5.63%, 08/01/33	10	8,217
7.88%, 06/15/32(c)	15	13,961
9.38%, 07/25/30	10	10,122
11.50%, 03/15/31	8	8,490
Nomura Holdings, Inc., 5.78%, 07/03/34	200	212,513
Nuveen LLC, 5.85%, 04/15/34(b)	25	26,517
OneMain Finance Corp.
4.00%, 09/15/30	11	10,155
6.50%, 03/15/33	15	14,879
6.75%, 03/15/32	25	25,216
6.75%, 09/15/33	15	14,890
7.13%, 11/15/31	5	5,115
7.13%, 09/15/32	5	5,113
7.50%, 05/15/31	15	15,486
ORIX Corp.
4.00%, 04/13/32	5	4,924
5.20%, 09/13/32	25	26,149
Osaic Holdings, Inc.
6.75%, 08/01/32(b)	5	5,046
8.00%, 08/01/33(b)	5	4,986
PennyMac Financial Services, Inc.
5.75%, 09/15/31(b)	12	11,675
6.75%, 02/15/34(b)	10	9,884
6.88%, 05/15/32(b)	20	20,121
6.88%, 02/15/33(b)	15	15,021
7.13%, 11/15/30(b)	15	15,418
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial, Inc., 4.90%, 09/11/35	$25	$24,937
Rocket Companies, Inc.
6.13%, 08/01/30(b)	40	41,013
6.38%, 08/01/33(b)	15	15,511
Rocket Cos., Inc., 7.13%, 02/01/32(b)	25	26,136
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 03/01/31(b)	20	18,796
4.00%, 10/15/33(b)	19	17,443
StoneX Group, Inc., 7.88%, 03/01/31(b)	10	10,602
Synchrony Financial
2.88%, 10/28/31	30	26,922
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	40	40,756
7.25%, 02/02/33	15	15,825
TPG Operating Group II LP
5.38%, 01/15/36	25	24,727
5.88%, 03/05/34	10	10,347
UBS Americas, Inc., 7.13%, 07/15/32	25	28,811
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)	10	10,438
Visa, Inc.
4.15%, 12/14/35	30	29,371
4.70%, 02/12/36	25	25,253
Voya Financial, Inc., 5.00%, 09/20/34	30	29,751
Western Union Co. (The), 2.75%, 03/15/31(c)	20	18,256
		3,305,690
Electric — 1.7%
AEP Texas, Inc.
4.70%, 05/15/32	10	10,117
5.40%, 06/01/33	5	5,201
AEP Transmission Co. LLC
5.15%, 04/01/34	10	10,331
5.38%, 06/15/35	10	10,441
AES Corp. (The), 5.80%, 03/15/32	15	15,635
Alabama Power Co.
3.05%, 03/15/32	5	4,693
3.94%, 09/01/32	5	4,919
5.10%, 04/02/35	10	10,357
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	23,668
Alpha Generation LLC
6.25%, 01/15/34(b)	20	20,257
6.75%, 10/15/32(b)	15	15,599
Ameren Corp., 5.38%, 03/15/35	20	20,654
American Electric Power Co., Inc.
5.63%, 03/01/33	18	19,082
5.95%, 11/01/32	15	16,225
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	10	10,809
American Transmission Systems, Inc., 2.65%, 01/15/32(b)	28	25,597
Appalachian Power Co.
4.50%, 08/01/32	10	10,013
5.65%, 04/01/34	45	47,466
Arizona Public Service Co.
2.20%, 12/15/31	30	26,698
5.70%, 08/15/34	15	15,898
Baltimore Gas and Electric Co.
5.30%, 06/01/34	10	10,437
5.45%, 06/01/35	15	15,754
Black Hills Corp.
6.00%, 01/15/35	10	10,774
6.15%, 05/15/34	10	10,860
Security	Par (000)	Value
Electric (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	$10	$9,958
Capital Power U.S. Holdings, Inc., 6.19%, 06/01/35(b)	10	10,556
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	20	20,534
5.15%, 03/01/34	10	10,384
Series AG, 3.00%, 03/01/32	15	13,968
Series ai., 4.45%, 10/01/32	10	10,078
Series AQ, 4.95%, 08/15/35	25	25,398
Series K2, 6.95%, 03/15/33	10	11,420
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)	10	10,652
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	20	18,949
3.75%, 01/15/32(b)	5	4,644
5.75%, 01/15/34(b)	10	10,132
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	25	26,054
Comision Federal de Electricidad, 3.88%, 07/26/33(e)	200	178,643
Connecticut Light and Power Co.(The)
4.95%, 08/15/34	10	10,194
Series A, 2.05%, 07/01/31	20	17,973
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	41	37,791
5.13%, 03/15/35	15	15,474
5.20%, 03/01/33	15	15,724
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	17	16,529
6.13%, 01/15/34	25	27,340
Consumers Energy Co.
3.60%, 08/15/32	30	28,894
4.63%, 05/15/33	25	25,334
5.05%, 05/15/35	15	15,445
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	10	10,538
6.63%, 02/01/32	10	11,242
Series 2025, 5.30%, 01/15/35	10	10,445
Dominion Energy, Inc.
5.45%, 03/15/35	20	20,661
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	20	20,776
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	15	16,285
Series F, 5.25%, 08/01/33	15	15,535
DTE Electric Co.
5.20%, 04/01/33	25	26,152
5.25%, 05/15/35	30	31,142
Series A, 3.00%, 03/01/32	15	14,063
DTE Energy Co., 5.85%, 06/01/34	35	37,636
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	10,208
4.95%, 01/15/33	20	20,730
5.25%, 03/15/35	15	15,637
Duke Energy Corp.
2.55%, 06/15/31	40	36,812
4.50%, 08/15/32	20	20,160
4.95%, 09/15/35	25	25,058
5.45%, 06/15/34	25	26,234
5.75%, 09/15/33	20	21,371
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	30	31,609
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC, 2.40%, 12/15/31	$15	$13,704
Duke Energy Indiana LLC, 6.12%, 10/15/35	5	5,474
Duke Energy Ohio, Inc., 5.25%, 04/01/33	10	10,452
Duke Energy Progress LLC
3.40%, 04/01/32	30	28,716
5.05%, 03/15/35	15	15,393
5.25%, 03/15/33	20	20,957
Duquesne Light Holdings, Inc., 2.78%, 01/07/32(b)	10	9,060
Edison International, 5.25%, 03/15/32	5	5,092
El Paso Electric Co., 6.00%, 05/15/35	10	10,578
Electricite de France SA
4.75%, 10/13/35(b)	25	25,051
5.75%, 01/13/35(b)	20	21,295
Enel Finance International NV
5.50%, 06/26/34(b)	15	15,648
7.50%, 10/14/32(b)	10	11,582
Entergy Arkansas LLC, 5.15%, 01/15/33	40	41,648
Entergy Louisiana LLC
2.35%, 06/15/32	15	13,421
3.05%, 06/01/31	15	14,211
4.00%, 03/15/33	40	38,909
5.15%, 09/15/34	25	25,831
5.35%, 03/15/34	10	10,519
Entergy Texas, Inc.
1.75%, 03/15/31	5	4,458
5.25%, 04/15/35	25	25,896
Evergy Kansas Central, Inc.
5.25%, 03/15/35	10	10,263
5.90%, 11/15/33	5	5,409
Evergy Metro, Inc., 5.40%, 04/01/34	10	10,563
Evergy Missouri West, Inc., 5.65%, 06/01/34(b)	20	20,889
Eversource Energy
3.38%, 03/01/32	5	4,687
5.13%, 05/15/33	25	25,545
5.50%, 01/01/34	30	31,131
5.85%, 04/15/31	25	26,587
5.95%, 07/15/34	10	10,684
Exelon Corp.
3.35%, 03/15/32	30	28,360
4.95%, 06/15/35	10	10,016
4.95%, 03/15/36	25	24,857
5.30%, 03/15/33	10	10,463
5.45%, 03/15/34	50	52,505
5.63%, 06/15/35	15	15,825
Florida Power & Light Co.
2.45%, 02/03/32	20	18,258
4.80%, 05/15/33	15	15,389
4.95%, 06/01/35	10	10,236
5.00%, 08/01/34	15	15,474
5.10%, 04/01/33	20	20,810
5.30%, 06/15/34	45	47,437
5.63%, 04/01/34	5	5,392
Georgia Power Co.
4.70%, 05/15/32	43	44,038
5.20%, 03/15/35	15	15,575
5.25%, 03/15/34	30	31,319
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)	10	10,193
Idaho Power Co., 5.20%, 08/15/34	10	10,423
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	21,187
Interstate Power and Light Co.
4.95%, 09/30/34	20	20,209
Security	Par (000)	Value
Electric (continued)
5.60%, 06/29/35	$10	$10,526
IPALCO Enterprises, Inc., 5.75%, 04/01/34	25	25,783
ITC Holdings Corp., 5.65%, 05/09/34(b)	15	15,792
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	18,266
5.10%, 01/15/35	15	15,408
Lightning Power LLC, 7.25%, 08/15/32(b)	25	26,538
Long Ridge Energy LLC, 8.75%, 02/15/32(b)	15	16,107
Louisville Gas and Electric Co., 5.45%, 04/15/33	30	31,688
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,260
6.75%, 12/30/31	15	17,012
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	10	10,389
National Grid PLC
5.42%, 01/11/34	20	20,885
5.81%, 06/12/33	10	10,687
National Grid USA, 5.80%, 04/01/35	5	5,311
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	15	13,105
2.75%, 04/15/32	20	18,371
4.15%, 12/15/32	5	4,940
5.00%, 08/15/34	30	30,963
Series C, 8.00%, 03/01/32	10	12,004
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	35	31,266
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32	20	18,035
5.00%, 07/15/32	15	15,485
5.05%, 02/28/33	30	30,964
5.25%, 03/15/34	35	36,239
5.45%, 03/15/35	30	31,204
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	20	21,212
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	10	10,639
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	25,718
NRG Energy, Inc.
3.63%, 02/15/31(b)	27	25,512
3.88%, 02/15/32(b)	10	9,363
5.41%, 10/15/35(b)	25	25,263
5.75%, 01/15/34(b)	15	15,212
6.00%, 02/01/33(b)	15	15,373
6.00%, 01/15/36(b)	25	25,445
6.25%, 11/01/34(b)	15	15,513
7.00%, 03/15/33(b)	35	38,974
NSTAR Electric Co.
1.95%, 08/15/31	15	13,371
5.20%, 03/01/35	20	20,594
Ohio Power Co.
5.00%, 06/01/33	25	25,529
5.65%, 06/01/34	5	5,278
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	20	20,202
5.35%, 04/01/35(b)	10	10,405
5.65%, 11/15/33	10	10,712
7.00%, 05/01/32	20	22,782
Pacific Gas and Electric Co.
4.40%, 03/01/32	20	19,797
5.70%, 03/01/35	20	20,849
5.90%, 06/15/32	15	15,885
6.00%, 08/15/35	20	21,276
6.15%, 01/15/33	40	42,980
6.40%, 06/15/33	35	38,122
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
5.45%, 02/15/34	$50	$51,342
7.70%, 11/15/31	30	34,703
Pampa Energia SA, 7.88%, 12/16/34(e)	19	19,438
PECO Energy Co.
4.88%, 09/15/35	25	25,359
4.90%, 06/15/33	18	18,527
Potomac Electric Power Co., 5.20%, 03/15/34	10	10,432
PPL Capital Funding, Inc., 5.25%, 09/01/34	15	15,487
Progress Energy, Inc., 7.75%, 03/01/31	20	23,049
PSEG Power LLC, 5.75%, 05/15/35(b)	10	10,464
Public Service Co. of Colorado
1.88%, 06/15/31	25	22,254
5.15%, 09/15/35	30	30,638
5.35%, 05/15/34	15	15,619
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	9,087
Public Service Co. of Oklahoma
5.20%, 01/15/35	15	15,295
5.45%, 01/15/36	25	25,905
Public Service Electric and Gas Co.
1.90%, 08/15/31	20	17,883
4.65%, 03/15/33	10	10,116
4.85%, 08/01/34	10	10,168
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	30	27,186
5.40%, 03/15/35	15	15,571
5.45%, 04/01/34	20	20,904
6.13%, 10/15/33	5	5,424
Puget Energy, Inc., 5.73%, 03/15/35	15	15,512
Puget Sound Energy, Inc., 5.33%, 06/15/34	10	10,415
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,305
San Diego Gas & Electric Co.
5.40%, 04/15/35	15	15,638
Series XXX, 3.00%, 03/15/32	10	9,309
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35(e)	200	209,121
Sempra
5.50%, 08/01/33	45	47,393
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	15	15,295
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	10	10,205
Southern California Edison Co.
2.75%, 02/01/32	10	9,071
4.80%, 03/15/33	25	25,105
5.20%, 06/01/34	15	15,238
5.45%, 06/01/31	10	10,459
5.45%, 03/01/35	20	20,561
5.95%, 11/01/32	35	37,518
Series G, 2.50%, 06/01/31	20	18,260
Southern Co.(The)
4.85%, 03/15/35	15	14,971
5.20%, 06/15/33	40	41,444
5.70%, 10/15/32	15	16,058
5.70%, 03/15/34	20	21,253
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	50	52,350
Southern Power Co., Series B, 4.90%, 10/01/35	5	4,992
Southwestern Public Service Co., 5.30%, 05/15/35	10	10,321
Tampa Electric Co., 5.15%, 03/01/35	15	15,378
TransAlta Corp., 5.88%, 02/01/34	10	10,061
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co.
3.25%, 05/15/32	$10	$9,375
5.20%, 09/15/34	10	10,314
Union Electric Co.
2.15%, 03/15/32	10	8,902
5.20%, 04/01/34	25	26,087
Virginia Electric and Power Co.
2.30%, 11/15/31	50	45,101
2.40%, 03/30/32	35	31,506
4.95%, 03/15/36	25	24,940
5.00%, 04/01/33	25	25,685
5.00%, 01/15/34	25	25,517
5.05%, 08/15/34	10	10,200
5.15%, 03/15/35	20	20,475
Series C, 4.90%, 09/15/35	25	25,072
Vistra Operations Co. LLC
5.25%, 10/15/35(b)	25	25,081
5.35%, 01/31/36(b)	10	10,073
5.70%, 12/30/34(b)	15	15,550
6.88%, 04/15/32(b)	20	21,025
6.95%, 10/15/33(b)	25	28,037
7.75%, 10/15/31(b)	25	26,410
Wisconsin Electric Power Co.
4.60%, 10/01/34	5	5,032
5.63%, 05/15/33	15	16,178
Wisconsin Power and Light Co.
4.95%, 04/01/33	5	5,138
5.38%, 03/30/34	5	5,212
Xcel Energy, Inc.
4.60%, 06/01/32	20	20,144
5.45%, 08/15/33	10	10,432
5.50%, 03/15/34	15	15,646
5.60%, 04/15/35	15	15,669
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(b)	10	10,365
8.38%, 01/15/31(b)(c)	10	10,580
8.63%, 03/15/33(b)	20	21,168
		4,916,698
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31	40	36,177
5.00%, 03/15/35	20	20,693
Energizer Holdings, Inc., 6.00%, 09/15/33(b)(c)	25	24,426
EnerSys, 6.63%, 01/15/32(b)	5	5,166
WESCO Distribution, Inc.
6.38%, 03/15/33(b)	10	10,433
6.63%, 03/15/32(b)	15	15,595
		112,490
Electronics — 0.2%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	20	20,891
5.60%, 05/29/34	5	5,274
Amphenol Corp.
2.20%, 09/15/31	40	36,265
4.40%, 02/15/33	35	35,080
4.63%, 02/15/36	25	24,835
5.00%, 01/15/35	15	15,384
Arrow Electronics, Inc.
2.95%, 02/15/32	20	18,107
5.88%, 04/10/34	25	26,301
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Atkore, Inc., 4.25%, 06/01/31(b)	$8	$7,670
Avnet, Inc., 5.50%, 06/01/32	10	10,382
Flex Ltd., 5.25%, 01/15/32	10	10,261
Honeywell International, Inc.
1.75%, 09/01/31	45	39,821
4.50%, 01/15/34	25	25,106
5.00%, 02/15/33	30	31,275
5.00%, 03/01/35(c)	30	30,889
Hubbell, Inc., 4.80%, 11/15/35	25	25,124
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	26	24,529
6.63%, 07/15/32(b)	10	10,445
TD SYNNEX Corp.
2.65%, 08/09/31	20	18,135
5.30%, 10/10/35	5	4,972
6.10%, 04/12/34	10	10,588
Trimble, Inc., 6.10%, 03/15/33	20	21,344
Tyco Electronics Group SA
2.50%, 02/04/32	5	4,550
4.88%, 02/09/36	25	25,378
5.00%, 05/09/35	10	10,238
Vontier Corp., 2.95%, 04/01/31	22	20,431
		513,275
Engineering & Construction — 0.0%
AECOM, 6.00%, 08/01/33(b)	20	20,427
Arcosa, Inc., 6.88%, 08/15/32(b)	15	15,735
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(b)	10	10,190
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	11,004
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(b)	7	7,388
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	10	10,539
TopBuild Corp.
4.13%, 02/15/32(b)	10	9,513
5.63%, 01/31/34(b)	15	15,145
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(b)	10	10,075
		110,016
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.00%, 10/15/32(b)(c)	20	19,550
6.50%, 02/15/32(b)	35	35,558
Churchill Downs, Inc., 6.75%, 05/01/31(b)	10	10,308
Cinemark USA, Inc., 7.00%, 08/01/32(b)	10	10,413
Discovery Global Holdings, Inc., 4.28%, 03/15/32	61	56,046
Light & Wonder International, Inc.
6.25%, 10/01/33(b)	10	10,035
7.50%, 09/01/31(b)	10	10,435
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	10	8,255
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)	10	10,602
Motion Finco SARL, 8.38%, 02/15/32(b)	10	8,008
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	8,286
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	5	5,133
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	15	14,732
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	$15	$15,252
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)	20	20,227
Vail Resorts, Inc., 6.50%, 05/15/32(b)	10	10,349
Voyager Parent LLC, 9.25%, 07/01/32(b)	40	42,704
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/33(b)	25	25,535
7.13%, 02/15/31(b)	15	16,205
		337,633
Environmental Control — 0.2%
Clean Harbors, Inc.
5.75%, 10/15/33(b)	10	10,233
6.38%, 02/01/31(b)	10	10,264
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)	15	15,066
GFL Environmental, Inc., 6.75%, 01/15/31(b)	15	15,728
Republic Services, Inc.
1.75%, 02/15/32	25	21,832
5.00%, 04/01/34	35	36,260
5.15%, 03/15/35	20	20,857
5.20%, 11/15/34	10	10,459
Veralto Corp., 5.45%, 09/18/33	10	10,535
Waste Connections, Inc.
2.20%, 01/15/32	20	17,934
3.20%, 06/01/32	15	14,159
5.00%, 03/01/34	30	30,974
5.25%, 09/01/35	5	5,232
Waste Management, Inc.
4.15%, 04/15/32	65	65,063
4.80%, 03/15/32	70	72,435
4.88%, 02/15/34	25	25,879
4.95%, 03/15/35	40	41,114
Waste Pro USA, Inc., 7.00%, 02/01/33(b)	10	10,413
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,405
		444,842
Food — 0.6%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.63%, 03/31/32(b)	45	45,173
5.75%, 03/31/34(b)	45	44,786
6.25%, 03/15/33(b)	10	10,277
Campbell's Company/The
4.75%, 03/23/35	15	14,562
5.40%, 03/21/34	25	25,558
Conagra Brands, Inc., 5.75%, 08/01/35(c)	10	10,320
Fiesta Purchaser, Inc.
7.88%, 03/01/31(b)	10	10,305
9.63%, 09/15/32(b)	10	10,202
Flowers Foods, Inc., 5.75%, 03/15/35(c)	10	9,897
General Mills, Inc.
4.95%, 03/29/33	35	35,763
5.25%, 01/30/35	15	15,395
Hershey Co.(The)
4.50%, 05/04/33	20	20,356
5.10%, 02/24/35	10	10,494
15
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(b)	$15	$15,393
Ingles Markets, Inc., 4.00%, 06/15/31(b)	8	7,576
J M Smucker Co.(The)
2.13%, 03/15/32	20	17,564
4.25%, 03/15/35	15	14,368
6.20%, 11/15/33	20	21,920
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, 04/20/35	25	26,539
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	20	18,206
3.75%, 12/01/31	20	19,109
5.75%, 04/01/33	32	33,631
6.75%, 03/15/34	38	42,326
Kellanova, 5.25%, 03/01/33	15	15,753
Kraft Heinz Foods Co.
4.25%, 03/01/31	20	19,978
5.40%, 03/15/35(c)	10	10,315
6.75%, 03/15/32	5	5,573
Kroger Co.(The)
5.00%, 09/15/34	40	40,643
7.50%, 04/01/31	25	28,710
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)	22	21,014
Mars, Inc.
1.63%, 07/16/32(b)	10	8,589
3.60%, 04/01/34(b)	10	9,363
4.65%, 04/20/31(b)	5	5,134
4.75%, 04/20/33(b)	45	45,773
5.00%, 03/01/32(b)	40	41,386
5.20%, 03/01/35(b)	95	98,405
McCormick & Co., Inc./MD
4.70%, 10/15/34	10	9,993
4.95%, 04/15/33	5	5,126
Minerva Luxembourg SA, 8.88%, 09/13/33(e)	200	218,659
Mondelez International, Inc.
3.00%, 03/17/32	25	23,191
4.75%, 08/28/34	10	10,072
5.13%, 05/06/35	10	10,320
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	155,624
Nestle Holdings, Inc., 4.30%, 10/01/32(b)	10	10,124
Performance Food Group, Inc.
5.63%, 03/01/34(b)	20	20,071
6.13%, 09/15/32(b)	20	20,553
Pilgrim's Pride Corp.
3.50%, 03/01/32	30	27,994
4.25%, 04/15/31	20	19,611
6.25%, 07/01/33	10	10,772
6.88%, 05/15/34	25	28,013
Post Holdings, Inc.
4.50%, 09/15/31(b)	25	23,906
6.25%, 02/15/32(b)	15	15,432
6.25%, 10/15/34(b)(c)	15	15,323
6.38%, 03/01/33(b)	20	20,373
Smithfield Foods, Inc., 2.63%, 09/13/31(b)	25	22,470
Sysco Corp.
2.45%, 12/14/31	5	4,537
5.38%, 09/21/35	30	31,271
5.40%, 03/23/35	10	10,443
6.00%, 01/17/34	15	16,353
Tyson Foods, Inc., 5.70%, 03/15/34	25	26,606
Security	Par (000)	Value
Food (continued)
U.S. Foods, Inc.
4.63%, 06/01/30(b)	$5	$4,950
5.75%, 04/15/33(b)	10	10,213
7.25%, 01/15/32(b)	10	10,474
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	15,190
		1,628,020
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31	10	12,179
International Paper Co., 5.00%, 09/15/35	20	20,190
Magnera Corp., 7.25%, 11/15/31(b)	20	19,659
Suzano Austria GmbH, 3.13%, 01/15/32	25	22,688
		74,716
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(b)	20	20,953
APA Infrastructure Ltd.
5.00%, 03/23/35(b)	5	5,057
5.13%, 09/16/34(b)	15	15,295
Atmos Energy Corp., 5.20%, 08/15/35(c)	20	20,878
Boston Gas Co.
3.76%, 03/16/32(b)	15	14,425
5.84%, 01/10/35(b)	15	16,086
Brooklyn Union Gas Co. (The), 4.87%, 08/05/32(b)	5	5,039
CenterPoint Energy Resources Corp.
4.40%, 07/01/32(c)	20	20,091
5.40%, 07/01/34	15	15,674
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	20	21,365
National Fuel Gas Co.
2.95%, 03/01/31	5	4,641
5.95%, 03/15/35	10	10,655
NiSource, Inc.
5.35%, 04/01/34	10	10,438
5.35%, 07/15/35	25	25,816
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	5	5,032
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	10	10,415
ONE Gas, Inc., 4.25%, 09/01/32	5	5,004
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	5	4,608
5.10%, 02/15/35	10	10,239
5.40%, 06/15/33	5	5,255
Southern California Gas Co.
5.05%, 09/01/34	15	15,418
5.20%, 06/01/33	10	10,407
5.45%, 06/15/35	10	10,518
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	15	15,233
5.15%, 09/15/32	30	31,098
Series B, 5.10%, 09/15/35	20	20,363
Southwest Gas Corp., 4.05%, 03/15/32	30	29,363
Spire Missouri, Inc.
4.80%, 02/15/33	10	10,227
Series 2034, 5.15%, 08/15/34	5	5,176
		394,769
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 3.00%, 05/15/32	25	22,985
Health Care - Products — 0.2%
Agilent Technologies, Inc.
2.30%, 03/12/31	30	27,404
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.75%, 09/09/34	$5	$5,038
Alcon Finance Corp., 5.38%, 12/06/32(b)	5	5,257
Baxter International, Inc.
1.73%, 04/01/31	30	25,857
2.54%, 02/01/32	35	30,559
5.65%, 12/15/35	20	20,341
GE HealthCare Technologies, Inc., 5.91%, 11/22/32	100	108,182
Insulet Corp., 6.50%, 04/01/33(b)	5	5,196
Medtronic Global Holdings SCA, 4.50%, 03/30/33	40	40,379
Medtronic, Inc., 4.38%, 03/15/35	25	24,727
Revvity, Inc., 2.25%, 09/15/31	10	8,896
Smith & Nephew PLC, 5.40%, 03/20/34	15	15,611
Solventum Corp.
5.45%, 03/13/31	35	36,694
5.60%, 03/23/34	35	36,566
Stryker Corp.
4.63%, 09/11/34	15	15,041
5.20%, 02/10/35	30	31,122
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	50	44,931
4.90%, 02/12/36	25	25,418
5.09%, 08/10/33	30	31,304
5.20%, 01/31/34	15	15,741
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	36	32,880
5.20%, 09/15/34	10	10,285
5.50%, 02/19/35	15	15,697
		613,126
Health Care - Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(c)	10	10,314
Adventist Health System/West
5.43%, 03/01/32	20	20,820
5.76%, 12/01/34	20	21,096
Ascension Health, Series 2025, 4.92%, 11/15/35	25	25,524
Centene Corp.
2.50%, 03/01/31	61	52,919
2.63%, 08/01/31	68	58,971
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)	10	9,438
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(b)	23	21,108
9.75%, 01/15/34(b)	40	42,142
10.88%, 01/15/32(b)	36	39,067
Cigna Group(The)
4.88%, 09/15/32	25	25,561
5.13%, 05/15/31	20	20,806
5.25%, 02/15/34	20	20,721
5.25%, 01/15/36	25	25,666
5.40%, 03/15/33	55	57,791
CommonSpirit Health
4.83%, 09/01/35	5	5,009
4.98%, 09/01/35	20	20,125
5.21%, 12/01/31	5	5,213
5.32%, 12/01/34	20	20,658
Concentra Health Services, Inc., 6.88%, 07/15/32(b)(c)	10	10,454
DaVita, Inc.
3.75%, 02/15/31(b)	26	24,288
6.75%, 07/15/33(b)	20	20,777
6.88%, 09/01/32(b)	20	20,778
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health, Inc.
2.55%, 03/15/31	$35	$32,236
4.75%, 02/15/33	20	20,214
4.95%, 11/01/31	30	30,875
5.20%, 02/15/35	30	30,805
5.38%, 06/15/34	30	31,207
5.50%, 10/15/32	40	42,204
Encompass Health Corp., 4.63%, 04/01/31	10	9,808
Fresenius Medical Care U.S. Finance III, Inc., 3.00%, 12/01/31(b)	5	4,559
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)(c)	10	8,913
HCA, Inc.
2.38%, 07/15/31	50	45,135
3.63%, 03/15/32	100	95,170
4.90%, 11/15/35	25	24,888
5.45%, 04/01/31	5	5,234
5.45%, 09/15/34	30	31,155
5.50%, 06/01/33	5	5,236
5.60%, 04/01/34	35	36,728
5.75%, 03/01/35	30	31,762
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	10	9,973
Humana, Inc.
2.15%, 02/03/32(c)	45	39,290
5.55%, 05/01/35	25	25,459
5.88%, 03/01/33	15	15,699
5.95%, 03/15/34	30	31,446
IQVIA, Inc., 6.25%, 06/01/32(b)	15	15,457
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	9,254
4.55%, 04/01/32	15	15,116
4.80%, 10/01/34(c)	20	20,016
LifePoint Health, Inc.
8.38%, 02/15/32(b)	20	21,629
9.88%, 08/15/30(b)	15	16,043
10.00%, 06/01/32(b)	20	20,950
11.00%, 10/15/30(b)	15	16,298
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	15	13,662
3.88%, 05/15/32(b)	13	11,484
6.25%, 01/15/33(b)	20	19,675
OhioHealth Corp., 2.30%, 11/15/31	5	4,563
Piedmont Healthcare, Inc., 2.04%, 01/01/32	20	17,814
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,229
Quest Diagnostics, Inc.
2.80%, 06/30/31	25	23,297
5.00%, 12/15/34	10	10,232
6.40%, 11/30/33	20	22,346
Radiology Partners, Inc., 8.50%, 07/15/32(b)	25	25,734
Roche Holdings, Inc.
2.08%, 12/13/31(b)	20	17,924
4.99%, 03/08/34(b)	10	10,394
Select Medical Corp., 6.25%, 12/01/32(b)(c)	10	9,753
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,805
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)	30	29,963
Sutter Health
5.16%, 08/15/33	15	15,613
Series 2025, 5.21%, 08/15/32	5	5,246
Series 2025, 5.54%, 08/15/35	5	5,313
TEAM Services Holding, Inc., 9.00%, 02/15/33(b)	10	9,781
17
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
5.50%, 11/15/32(b)	$15	$15,196
6.00%, 11/15/33(b)	10	10,339
6.75%, 05/15/31	25	25,961
6.88%, 11/15/31	8	8,736
UnitedHealth Group, Inc.
4.20%, 05/15/32	50	49,766
4.50%, 04/15/33	50	49,909
4.63%, 07/15/35	20	19,881
4.90%, 04/15/31	20	20,665
4.95%, 01/15/32	60	61,881
5.00%, 04/15/34	65	66,684
5.15%, 07/15/34	40	41,313
5.30%, 06/15/35(c)	20	20,858
5.35%, 02/15/33	45	47,238
Universal Health Services, Inc.
2.65%, 01/15/32	15	13,423
5.05%, 10/15/34	10	9,909
UPMC, 5.04%, 05/15/33	5	5,154
		2,062,746
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.55%, 03/15/32	10	10,221
6.70%, 07/29/31	25	25,831
Ares Capital Corp.
3.20%, 11/15/31	35	30,797
5.80%, 03/08/32	25	24,900
Ares Strategic Income Fund, 6.20%, 03/21/32	15	15,064
Blackstone Private Credit Fund
6.00%, 01/29/32	30	29,728
6.00%, 11/22/34	15	14,523
Blue Owl Credit Income Corp., 6.65%, 03/15/31	15	15,079
Clue Opco LLC, 9.50%, 10/15/31(b)	12	12,445
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)	5	4,566
Gaci First Investment Co.
5.25%, 10/13/32(e)	200	206,558
5.25%, 01/29/34(e)	200	205,859
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	20	20,669
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(e)	200	189,763
		806,003
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)	15	15,170
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)(c)	5	5,141
Century Communities, Inc., 6.63%, 09/15/33(b)	10	10,163
DR Horton, Inc., 5.00%, 10/15/34	20	20,480
Forestar Group, Inc., 6.50%, 03/15/33(b)	25	25,642
Installed Building Products, Inc., 5.63%, 02/01/34(b)	5	5,072
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(b)	5	5,147
8.38%, 10/01/33(b)	15	15,396
KB Home, 4.00%, 06/15/31(c)	5	4,780
LGI Homes, Inc., 7.00%, 11/15/32(b)(c)	10	9,795
Mattamy Group Corp., 6.00%, 12/15/33(b)	25	24,650
Meritage Homes Corp., 5.65%, 03/15/35	10	10,324
PulteGroup, Inc.
6.38%, 05/15/33(c)	20	22,255
7.88%, 06/15/32	10	11,804
Security	Par (000)	Value
Home Builders (continued)
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)	$10	$10,328
Toll Brothers Finance Corp., 5.60%, 06/15/35(c)	10	10,585
		206,732
Home Furnishings — 0.0%
Somnigroup International, Inc., 3.88%, 10/15/31(b)	17	15,960
Whirlpool Corp.
2.40%, 05/15/31	5	4,190
4.70%, 05/14/32	15	13,750
5.50%, 03/01/33	5	4,751
6.50%, 06/15/33(c)	10	9,992
		48,643
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	35	31,180
5.75%, 03/15/33	10	10,684
Church & Dwight Co., Inc.
2.30%, 12/15/31	15	13,629
5.60%, 11/15/32	25	26,911
Clorox Co. (The), 4.60%, 05/01/32	25	25,365
Kimberly-Clark Corp., 4.50%, 02/16/33	10	10,220
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(b)	10	6,878
10.75%, 06/30/32(b)	10	4,377
		129,244
Housewares — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30	10	9,648
4.13%, 04/30/31(b)	5	4,775
Newell Brands, Inc.
6.38%, 05/15/30	10	10,032
6.63%, 05/15/32(c)	10	10,001
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31	8	7,567
4.38%, 02/01/32	9	8,554
		50,577
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/32(b)	15	14,716
7.50%, 11/06/30(b)	20	20,356
AIA Group Ltd., 4.95%, 04/04/33(b)	10	10,442
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,141
7.00%, 01/15/31(b)	25	25,399
7.38%, 10/01/32(b)	15	14,879
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	10	10,737
Allstate Corp.(The)
5.25%, 03/30/33	35	36,536
5.55%, 05/09/35	15	15,940
American Financial Group, Inc., 5.00%, 09/23/35	25	24,751
American International Group, Inc.
3.88%, 01/15/35	10	9,360
5.13%, 03/27/33	30	30,957
5.45%, 05/07/35	20	20,859
American National Group, Inc.
6.00%, 07/15/35	50	49,651
6.14%, 06/13/32(b)	15	15,480
Americo Life, Inc., 3.45%, 04/15/31(b)	20	18,012
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AmFam Holdings, Inc., 2.81%, 03/11/31(b)	$30	$26,616
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	13,390
2.60%, 12/02/31	10	9,113
5.00%, 09/12/32	10	10,293
Aon North America, Inc.
5.30%, 03/01/31	20	20,881
5.45%, 03/01/34	40	41,756
Arch Capital Group Ltd., 7.35%, 05/01/34	10	11,722
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	25	25,612
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	24,719
Arthur J Gallagher & Co.
5.00%, 02/15/32	5	5,102
5.15%, 02/15/35	30	30,417
5.45%, 07/15/34	25	25,927
5.50%, 03/02/33	10	10,433
6.50%, 02/15/34	5	5,514
Assurant, Inc., 2.65%, 01/15/32	25	22,434
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	25	23,588
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(b)	55	57,863
8.38%, 02/01/34(b)	75	74,556
Athene Global Funding
2.67%, 06/07/31(b)	10	8,935
5.32%, 11/13/31(b)	10	10,166
5.53%, 07/11/31(b)	5	5,089
5.54%, 08/22/35(b)(c)	70	69,860
Athene Holding Ltd.
5.88%, 01/15/34	10	10,186
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	20	19,368
6.65%, 02/01/33	20	21,375
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	10	10,013
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	40	37,655
Brown & Brown, Inc.
2.38%, 03/15/31	15	13,478
4.20%, 03/17/32	15	14,492
5.55%, 06/23/35	20	20,422
5.65%, 06/11/34	15	15,416
Chubb INA Holdings LLC
4.90%, 08/15/35	30	30,462
5.00%, 03/15/34	55	56,592
Cincinnati Financial Corp., 6.13%, 11/01/34	10	10,814
CNA Financial Corp.
5.13%, 02/15/34	15	15,245
5.20%, 08/15/35	10	10,063
5.50%, 06/15/33	10	10,467
CNO Financial Group, Inc., 6.45%, 06/15/34	15	15,656
Corebridge Financial, Inc.
3.90%, 04/05/32	35	33,243
5.75%, 01/15/34	50	51,679
6.05%, 09/15/33	10	10,702
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	20	20,454
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	9,188
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	13,464
Enstar Group Ltd., 3.10%, 09/01/31	15	13,498
Security	Par (000)	Value
Insurance (continued)
Equitable Holdings, Inc.
5.59%, 01/11/33	$25	$26,017
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	5	5,205
F&G Annuities & Life, Inc., 6.25%, 10/04/34(c)	10	9,548
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	15	14,297
5.63%, 08/16/32	25	26,187
5.75%, 05/20/35	20	20,893
Fidelity National Financial, Inc., 2.45%, 03/15/31	5	4,481
First American Financial Corp.
2.40%, 08/15/31	20	17,630
5.45%, 09/30/34	15	15,086
GA Global Funding Trust
2.90%, 01/06/32(b)	10	8,886
5.50%, 04/01/32(b)	5	5,070
Genworth Holdings, Inc., 6.50%, 06/15/34	5	5,144
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	31,501
7.95%, 06/15/33(b)	14	15,317
Globe Life, Inc.
4.80%, 06/15/32	25	25,180
5.85%, 09/15/34	10	10,507
Guardian Life Global Funding, 4.67%, 09/05/32(b)	25	25,240
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	20	20,456
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	15	15,168
8.13%, 02/15/32(b)	10	9,577
HUB International Ltd., 7.38%, 01/31/32(b)	35	35,708
Jackson Financial, Inc.
3.13%, 11/23/31	5	4,563
5.67%, 06/08/32	10	10,261
Kemper Corp., 3.80%, 02/23/32	20	18,370
Lincoln National Corp.
3.40%, 03/01/32	15	13,820
5.35%, 11/15/35	10	9,762
5.85%, 03/15/34	10	10,348
Loews Corp., 6.00%, 02/01/35	10	10,921
Manulife Financial Corp.
3.70%, 03/16/32	25	24,134
4.99%, 12/11/35	30	30,083
Marsh & McLennan Companies, Inc.
4.85%, 11/15/31	25	25,728
5.00%, 03/15/35	50	50,879
5.15%, 03/15/34	15	15,508
5.40%, 09/15/33	10	10,540
5.75%, 11/01/32	10	10,710
5.88%, 08/01/33	25	27,209
MassMutual Global Funding II, 5.05%, 08/26/35(b)	10	10,138
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.03%)(a)(b)	25	25,416
MetLife, Inc.
5.30%, 12/15/34(c)	35	36,392
5.38%, 07/15/33	29	30,520
5.70%, 06/15/35	45	48,017
6.38%, 06/15/34	40	44,603
6.50%, 12/15/32	9	10,115
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	20	20,831
19
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Metropolitan Life Global Funding I, 5.15%, 03/28/33(b)	$10	$10,402
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,700
New York Life Global Funding
4.55%, 01/28/33(b)	40	40,311
5.00%, 01/09/34(b)	35	35,980
5.35%, 01/23/35(b)	50	52,645
New York Life Insurance Co., 5.88%, 05/15/33(b)	35	37,387
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)	20	20,807
Old Republic International Corp., 5.75%, 03/28/34	10	10,483
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	10	9,050
Pacific LifeCorp, 6.60%, 09/15/33(b)	15	16,765
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	61	62,046
Pricoa Global Funding I, 5.35%, 05/28/35(b)	5	5,202
Primerica, Inc., 2.80%, 11/19/31	5	4,572
Principal Financial Group, Inc., 5.38%, 03/15/33	25	26,173
Progressive Corp.(The)
3.00%, 03/15/32	25	23,197
6.25%, 12/01/32	10	11,108
Protective Life Corp., 5.35%, 12/15/35(b)	25	25,378
Protective Life Global Funding, 5.43%, 01/14/32(b)	5	5,256
Prudential Financial, Inc.
5.20%, 03/14/35	20	20,498
5.75%, 07/15/33	50	54,687
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	65	67,333
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	5	5,271
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	15	16,077
Prudential Funding Asia PLC, 3.63%, 03/24/32	10	9,681
Reinsurance Group of America, Inc., 5.75%, 09/15/34	45	47,043
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	25	26,358
5.80%, 04/01/35	10	10,472
RGA Global Funding
5.00%, 08/25/32(b)	10	10,149
5.05%, 12/06/31(b)	5	5,130
Ryan Specialty LLC, 5.88%, 08/01/32(b)	20	20,175
Sammons Financial Group, Inc.
3.35%, 04/16/31(b)	30	28,059
4.75%, 04/08/32(b)	15	14,677
6.88%, 04/15/34(b)	15	16,357
SBL Holdings, Inc.
5.00%, 02/18/31(b)	15	13,600
7.20%, 10/30/34(b)(c)	40	36,660
Selective Insurance Group, Inc., 5.90%, 04/15/35	10	10,586
Stewart Information Services Corp., 3.60%, 11/15/31	10	9,041
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.84%)(a)(b)(g)	5	5,080
Travelers Companies, Inc. (The), 5.05%, 07/24/35	40	41,057
Trustage Financial Group, Inc., 4.63%, 04/15/32(b)	25	24,547
Unum Group, 5.25%, 12/15/35	35	34,695
USI, Inc., 7.50%, 01/15/32(b)	10	10,272
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	10	10,603
Willis North America, Inc., 5.35%, 05/15/33	25	25,752
		3,158,422
Security	Par (000)	Value
Internet — 0.5%
Alphabet, Inc.
4.38%, 11/15/32	$5	$5,067
4.40%, 02/15/33	30	30,258
4.50%, 05/15/35	30	30,188
4.70%, 11/15/35	75	75,923
4.80%, 02/15/36	100	101,627
Amazon.com, Inc.
2.10%, 05/12/31	140	127,485
3.60%, 04/13/32	95	92,488
4.35%, 03/20/33	40	40,314
4.65%, 11/20/35	25	25,117
4.70%, 12/01/32	55	56,868
4.80%, 12/05/34	40	41,456
AppLovin Corp.
5.38%, 12/01/31	15	15,449
5.50%, 12/01/34	15	15,287
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)(c)	25	22,176
eBay, Inc.
2.60%, 05/10/31	20	18,407
6.30%, 11/22/32	10	10,985
Expedia Group, Inc.
2.95%, 03/15/31	27	25,100
5.40%, 02/15/35	25	25,237
Gen Digital, Inc.
6.25%, 04/01/33(b)	15	14,944
7.13%, 09/30/30(b)	15	15,217
Match Group Holdings II LLC
3.63%, 10/01/31(b)	15	13,607
4.13%, 08/01/30(b)	5	4,751
6.13%, 09/15/33(b)	15	14,968
Meta Platforms, Inc.
3.85%, 08/15/32	55	53,906
4.55%, 08/15/31	30	30,714
4.60%, 11/15/32	75	76,253
4.75%, 08/15/34	55	55,877
4.88%, 11/15/35	140	141,294
4.95%, 05/15/33	30	31,022
Netflix, Inc., 4.90%, 08/15/34	25	25,773
Prosus NV, 3.06%, 07/13/31(e)	200	184,586
Rakuten Group, Inc., 6.25%, (5-year CMT + 4.96%)(a)(b)(g)	18	17,253
Snap, Inc.
6.88%, 03/01/33(b)	25	24,905
6.88%, 03/15/34(b)	10	9,981
Uber Technologies, Inc.
4.80%, 09/15/34	20	20,054
4.80%, 09/15/35	25	24,831
VeriSign, Inc., 5.25%, 06/01/32	25	25,557
Wayfair LLC, 6.75%, 11/15/32(b)	10	10,190
		1,555,115
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34(c)	10	10,828
6.80%, 11/29/32	30	34,019
Carpenter Technology Corp., 5.63%, 03/01/34(b)	15	15,289
Cleveland-Cliffs, Inc.
4.88%, 03/01/31(b)	5	4,740
7.00%, 03/15/32(b)	25	25,407
7.38%, 05/01/33(b)	15	15,394
7.50%, 09/15/31(b)	25	26,093
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
7.63%, 01/15/34(b)	$15	$15,395
Commercial Metals Co.
3.88%, 02/15/31	5	4,747
4.38%, 03/15/32	3	2,874
5.75%, 11/15/33(b)	15	15,287
6.00%, 12/15/35(b)	10	10,237
Gerdau Trade, Inc., 5.75%, 06/09/35	10	10,392
Mineral Resources Ltd., 7.00%, 04/01/31(b)	5	5,263
Nucor Corp.
3.13%, 04/01/32	10	9,395
5.10%, 06/01/35	10	10,330
Samarco Mineracao SA, 9.50%, 06/30/31, (5.00 % Cash and 4.00% PIK)(d)(e)	60	60,458
Steel Dynamics, Inc.
5.25%, 05/15/35	35	35,900
5.38%, 08/15/34	10	10,390
Vale Overseas Ltd.
6.13%, 06/12/33	35	37,683
8.25%, 01/17/34	5	6,049
		366,170
Leisure Time — 0.2%
Acushnet Co., 5.63%, 12/01/33(b)	10	10,197
Brunswick Corp.
2.40%, 08/18/31	15	13,332
4.40%, 09/15/32	10	9,719
Carnival Corp.
5.75%, 08/01/32(b)	60	62,336
5.88%, 06/15/31(b)	20	20,893
6.13%, 02/15/33(b)	35	36,225
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)	25	23,252
Life Time, Inc., 6.00%, 11/15/31(b)	10	10,296
NCL Corp. Ltd.
5.88%, 01/15/31(b)	15	15,120
6.25%, 09/15/33(b)	10	10,090
6.75%, 02/01/32(b)	35	36,013
Patrick Industries, Inc., 6.38%, 11/01/32(b)	10	10,269
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	25	25,182
5.38%, 01/15/36	10	10,209
5.63%, 09/30/31(b)	30	30,916
6.00%, 02/01/33(b)	35	36,235
6.25%, 03/15/32(b)	25	26,070
Viking Cruises Ltd.
5.88%, 10/15/33(b)	25	25,505
9.13%, 07/15/31(b)	10	10,633
		422,492
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	17	16,637
Choice Hotels International, Inc., 5.85%, 08/01/34	15	15,552
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	26	24,229
4.00%, 05/01/31(b)	18	17,307
5.50%, 03/31/34(b)	20	20,218
5.75%, 09/15/33(b)	15	15,359
5.88%, 03/15/33(b)	20	20,570
6.13%, 04/01/32(b)	20	20,667
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	$10	$9,401
6.63%, 01/15/32(b)	15	15,312
Hyatt Hotels Corp.
5.38%, 12/15/31	5	5,178
5.50%, 06/30/34	15	15,636
5.75%, 03/30/32	20	21,100
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,560
Marriott International, Inc./MD
5.30%, 05/15/34	25	25,955
5.35%, 03/15/35	20	20,736
Series GG, 3.50%, 10/15/32	30	28,300
Series HH, 2.85%, 04/15/31	5	4,680
Series II, 2.75%, 10/15/33	10	8,856
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(b)	15	14,528
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	15,730
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,300
MGM Resorts International, 6.50%, 04/15/32(c)	15	15,394
Sands China Ltd., 3.25%, 08/08/31	10	9,305
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,735
6.63%, 03/15/32(b)	10	10,236
Travel + Leisure Co., 6.13%, 09/01/33(b)	15	15,232
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)	15	15,094
		424,807
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,858
Caterpillar, Inc.
5.20%, 05/15/35	35	36,666
5.30%, 09/15/35	25	26,697
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(b)	10	10,309
Deere & Co.
5.45%, 01/16/35	25	26,690
7.13%, 03/03/31	20	22,916
Dover Corp., 5.38%, 10/15/35	25	26,732
Flowserve Corp., 2.80%, 01/15/32	30	27,287
IDEX Corp., 2.63%, 06/15/31	15	13,764
Ingersoll Rand, Inc.
5.31%, 06/15/31	25	26,254
5.70%, 08/14/33	25	26,710
John Deere Capital Corp.
2.00%, 06/17/31	30	27,132
3.90%, 06/07/32	30	29,731
4.35%, 09/15/32	40	40,490
4.40%, 09/08/31	30	30,580
5.10%, 04/11/34	30	31,359
5.15%, 09/08/33	30	31,703
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)	10	10,035
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(b)	5	5,426
Nordson Corp., 5.80%, 09/15/33	10	10,691
nVent Finance SARL
2.75%, 11/15/31	5	4,537
5.65%, 05/15/33	10	10,552
Regal Rexnord Corp., 6.40%, 04/15/33	30	32,666
Rockwell Automation, Inc., 1.75%, 08/15/31	15	13,286
Terex Corp., 6.25%, 10/15/32(b)	15	15,450
21
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	$15	$15,786
5.61%, 03/11/34	15	15,910
		585,217
Manufacturing — 0.1%
3M Co., 5.15%, 03/15/35	10	10,328
Amsted Industries, Inc., 4.63%, 05/15/30(b)	8	7,923
Avient Corp.
6.25%, 11/01/31(b)	10	10,322
7.13%, 08/01/30(b)	15	15,453
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	15	15,560
Eaton Corp., 4.15%, 03/15/33	50	49,824
Enpro, Inc., 6.13%, 06/01/33(b)	5	5,164
Parker-Hannifin Corp., 4.20%, 11/21/34	10	9,870
Teledyne Technologies, Inc., 2.75%, 04/01/31	30	28,038
Textron, Inc.
2.45%, 03/15/31	15	13,748
5.50%, 05/15/35	10	10,510
		176,740
Media — 0.5%
AMC Networks, Inc., 10.50%, 07/15/32(b)(c)	25	25,614
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	47,524
4.25%, 01/15/34(b)(c)	50	43,643
4.50%, 05/01/32	59	54,024
4.50%, 06/01/33(b)	30	26,800
4.75%, 02/01/32(b)	20	18,586
7.00%, 02/01/33(b)	30	30,677
7.38%, 03/01/31(b)(c)	20	20,637
7.38%, 02/01/36(b)(c)	20	20,302
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(c)	30	26,178
4.40%, 04/01/33	15	14,277
5.85%, 12/01/35	25	25,155
6.38%, 10/23/35	45	46,984
6.55%, 06/01/34	25	26,576
6.65%, 02/01/34	25	26,565
Comcast Corp.
4.20%, 08/15/34	35	33,929
4.25%, 01/15/33	70	69,287
4.65%, 02/15/33	50	50,784
4.80%, 05/15/33	35	35,704
5.30%, 06/01/34	25	26,102
5.30%, 05/15/35(c)	40	41,839
5.50%, 11/15/32	30	32,015
Cox Communications, Inc.
4.80%, 02/01/35(b)	25	23,476
5.70%, 06/15/33(b)	25	25,421
CSC Holdings LLC
3.38%, 02/15/31(b)	25	14,940
4.50%, 11/15/31(b)	30	18,004
5.00%, 11/15/31(b)	8	2,950
Fox Corp., 6.50%, 10/13/33	55	60,300
Gray Media, Inc.
4.75%, 10/15/30(b)	14	11,354
5.38%, 11/15/31(b)	32	25,286
7.25%, 08/15/33(b)	20	20,658
9.63%, 07/15/32(b)	5	5,196
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)	10	10,209
Security	Par (000)	Value
Media (continued)
Midcontinent Communications, 8.00%, 08/15/32(b)(c)	$10	$9,405
News Corp., 5.13%, 02/15/32(b)	7	6,958
Paramount Global, 4.20%, 05/19/32	20	17,612
Sinclair Television Group, Inc.
4.38%, 12/31/32(b)	23	18,439
8.13%, 02/15/33(b)	30	31,234
Sirius XM Radio LLC
3.88%, 09/01/31(b)(c)	31	28,398
4.13%, 07/01/30(b)	25	23,557
5.88%, 04/15/32(b)	15	14,956
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	19,221
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	31,624
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	45	51,585
Univision Communications, Inc.
7.38%, 06/30/30(b)	20	20,003
8.50%, 07/31/31(b)	20	20,550
9.38%, 08/01/32(b)	10	10,572
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	15	12,587
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	15	13,680
VZ Secured Financing BV, 5.00%, 01/15/32(b)	25	22,224
Walt Disney Co.(The)
4.63%, 03/14/36	25	24,918
6.20%, 12/15/34	15	16,961
6.55%, 03/15/33	20	22,765
		1,378,245
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(b)	5	5,039
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,614
		15,653
Mining — 0.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,857
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	10	10,385
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,565
11.50%, 10/01/31(b)	10	11,025
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	5	5,144
5.13%, 02/21/32	30	31,371
5.25%, 09/08/33	25	26,213
5.30%, 02/21/35	45	47,192
Capstone Copper Corp., 6.75%, 03/31/33(b)	10	10,327
Century Aluminum Co., 6.88%, 08/01/32(b)	15	15,517
Constellium SE, 6.38%, 08/15/32(b)	5	5,206
Corp. Nacional del Cobre de Chile, 6.33%, 01/13/35(e)	200	216,228
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(b)	22	21,335
6.13%, 04/15/32(b)	16	16,730
Freeport-McMoRan, Inc., 5.40%, 11/14/34	15	15,668
Glencore Funding LLC
2.63%, 09/23/31(b)	20	18,243
2.85%, 04/27/31(b)	5	4,662
5.63%, 04/04/34(b)	25	26,358
5.67%, 04/01/35(b)	20	21,117
6.50%, 10/06/33(b)	25	27,800
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	$10	$9,661
5.88%, 03/01/34(b)	15	15,172
New Gold, Inc., 6.88%, 04/01/32(b)	5	5,305
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)(c)	15	14,464
Newmont Corp.
2.60%, 07/15/32	65	59,656
5.88%, 04/01/35	25	27,143
Novelis Corp.
3.88%, 08/15/31(b)	15	13,735
6.38%, 08/15/33(b)	15	15,154
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	10	10,776
6.13%, 12/15/33	10	11,034
7.25%, 03/15/31	25	28,587
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,562
5.25%, 03/14/35	35	36,576
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	24,672
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(e)	200	220,914
Volcan Cia Minera SAA, 8.50%, 10/28/32(e)	100	104,538
Yamana Gold, Inc., 2.63%, 08/15/31	14	12,805
		1,182,697
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	18,689
5.55%, 08/22/34	15	15,103
Xerox Corp., 13.50%, 04/15/31(b)	20	10,559
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,253
		54,604
Oil & Gas — 1.2%
Aker BP ASA
3.10%, 07/15/31(b)	5	4,657
5.13%, 10/01/34(b)	10	9,974
5.25%, 10/30/35(b)	10	9,955
6.00%, 06/13/33(b)	5	5,288
APA Corp., 6.10%, 02/15/35	25	26,164
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,388
BP Capital Markets America, Inc.
2.72%, 01/12/32	40	36,990
4.81%, 02/13/33	25	25,619
4.89%, 09/11/33	55	56,467
4.99%, 04/10/34	20	20,652
5.23%, 11/17/34	35	36,627
California Resources Corp., 7.00%, 01/15/34(b)	5	5,083
Canadian Natural Resources Ltd.
5.40%, 12/15/34	25	25,899
5.85%, 02/01/35	5	5,349
7.20%, 01/15/32	5	5,653
Cenovus Energy, Inc., 2.65%, 01/15/32	20	18,156
Chevron USA, Inc.
4.82%, 04/15/32	30	31,200
4.85%, 10/15/35(c)	25	25,677
4.98%, 04/15/35	10	10,378
Chord Energy Corp., 6.75%, 03/15/33(b)	10	10,373
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	200	225,200
Security	Par (000)	Value
Oil & Gas (continued)
CNX Resources Corp.
5.88%, 03/01/34(b)	$5	$5,008
7.25%, 03/01/32(b)	10	10,480
7.38%, 01/15/31(b)	9	9,322
ConocoPhillips Co.
5.00%, 01/15/35	25	25,704
5.05%, 09/15/33	50	52,022
Continental Resources, Inc./OK, 2.88%, 04/01/32(b)	10	8,907
Coterra Energy, Inc.
5.40%, 02/15/35	20	20,627
5.60%, 03/15/34	10	10,477
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	14,907
7.63%, 04/01/32(b)	25	25,265
7.88%, 04/15/32(b)	20	20,334
9.75%, 10/15/30(b)	5	5,376
CVR Energy, Inc., 7.88%, 02/15/34(b)	25	24,504
Devon Energy Corp.
5.20%, 09/15/34(c)	25	25,635
7.95%, 04/15/32	10	11,778
Diamondback Energy, Inc.
3.13%, 03/24/31	25	23,712
5.40%, 04/18/34	30	31,198
5.55%, 04/01/35	25	26,161
6.25%, 03/15/33	20	21,854
Ecopetrol SA
4.63%, 11/02/31	40	35,832
7.75%, 02/01/32	50	51,028
8.88%, 01/13/33	70	74,297
Energian Israel Finance Ltd., 5.88%, 03/30/31(b)(e)	30	28,856
EOG Resources, Inc.
3.90%, 04/01/35	30	28,318
5.00%, 07/15/32	25	25,937
5.35%, 01/15/36	25	25,972
EQT Corp.
3.63%, 05/15/31(b)	10	9,563
5.75%, 02/01/34	20	21,188
Equinor ASA
4.75%, 11/14/35	25	25,147
5.13%, 06/03/35	15	15,578
Expand Energy Corp.
4.75%, 02/01/32	43	42,935
5.70%, 01/15/35	15	15,708
Harbour Energy PLC, 6.33%, 04/01/35(b)	5	5,205
Helmerich & Payne, Inc.
2.90%, 09/29/31	15	13,743
5.50%, 12/01/34	15	15,110
Hess Corp., 7.30%, 08/15/31	25	28,871
HF Sinclair Corp., 6.25%, 01/15/35	20	21,064
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/31(b)	10	9,754
6.25%, 04/15/32(b)	5	4,868
6.88%, 05/15/34(b)	15	14,662
7.25%, 02/15/35(b)	20	19,821
8.38%, 11/01/33(b)	15	15,812
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	10	10,470
Marathon Petroleum Corp., 5.70%, 03/01/35	40	42,125
Matador Resources Co.
6.00%, 04/15/34(b)	10	10,012
6.25%, 04/15/33(b)	15	15,263
23
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 04/15/32(b)	$15	$15,319
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)	15	14,812
Murphy Oil Corp.
6.00%, 10/01/32(c)	10	9,995
6.50%, 02/15/34	20	19,943
Nabors Industries, Inc.
7.63%, 11/15/32(b)	10	10,274
8.88%, 08/15/31(b)	10	10,357
Northern Oil & Gas, Inc.
7.88%, 10/15/33(b)	10	10,220
8.75%, 06/15/31(b)	10	10,431
Occidental Petroleum Corp.
5.38%, 01/01/32	25	26,025
5.55%, 10/01/34(c)	30	31,291
7.50%, 05/01/31	16	18,231
7.88%, 09/15/31	26	30,258
Ovintiv, Inc.
6.25%, 07/15/33	30	32,358
6.50%, 08/15/34	5	5,481
7.20%, 11/01/31	5	5,603
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	10	10,956
Permian Resources Operating LLC
6.25%, 02/01/33(b)	20	20,673
7.00%, 01/15/32(b)	20	20,986
9.88%, 07/15/31(b)	6	6,420
Petrobras Global Finance BV, 6.25%, 01/10/36	100	100,664
Petroleos Mexicanos
6.63%, 06/15/35	50	47,839
6.70%, 02/16/32	200	200,693
10.00%, 02/07/33	40	46,742
Petronas Capital Ltd., 2.48%, 01/28/32(e)	200	182,731
Phillips 66, 4.65%, 11/15/34	20	19,846
Phillips 66 Co.
4.95%, 03/15/35	35	35,417
5.30%, 06/30/33	40	41,563
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	5	5,028
Pluspetrol SA, 8.50%, 05/30/32(e)	40	41,299
Raizen Fuels Finance SA, 6.45%, 03/05/34(e)	200	88,656
SA Global Sukuk Ltd., 4.63%, 09/17/35(e)	200	195,927
Santos Finance Ltd.
5.75%, 11/13/35(b)	35	35,774
6.88%, 09/19/33(b)	40	44,416
Shell Finance U.S., Inc., 4.13%, 05/11/35	30	29,228
SM Energy Co.
7.00%, 08/01/32(b)	15	15,269
8.63%, 11/01/30(b)	20	21,170
8.75%, 07/01/31(b)	25	26,213
9.63%, 06/15/33(b)	15	16,582
Suncor Energy, Inc., 5.95%, 12/01/34	15	16,108
Sunoco LP
4.63%, 05/01/30(b)	16	15,643
5.63%, 03/15/31(b)	20	20,179
5.63%, 07/15/34(b)	20	20,004
5.88%, 03/15/34(b)	10	10,066
6.25%, 07/01/33(b)	25	25,717
6.63%, 08/15/32(b)	10	10,350
7.25%, 05/01/32(b)	15	15,844
TotalEnergies Capital SA
4.72%, 09/10/34	20	20,396
Security	Par (000)	Value
Oil & Gas (continued)
5.15%, 04/05/34	$55	$57,617
TotalEnergies Capital USA LLC, 4.86%, 01/13/36	30	30,322
Transocean International Ltd.
7.50%, 04/15/31	5	5,150
7.88%, 10/15/32(b)	5	5,362
8.50%, 05/15/31(b)	25	26,442
Valero Energy Corp., 2.80%, 12/01/31	35	32,348
Vermilion Energy, Inc.
6.88%, 05/01/30(b)	8	8,081
7.25%, 02/15/33(b)	10	9,777
Viper Energy Partners LLC, 5.70%, 08/01/35	20	20,717
Vista Energy Argentina SAU, 7.63%, 12/10/35(e)	30	30,427
Woodside Finance Ltd.
5.10%, 09/12/34	25	25,096
6.00%, 05/19/35	25	26,472
		3,542,967
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,470
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)	20	20,231
Bristow Group, Inc., 6.75%, 02/01/33(b)	15	15,217
Kodiak Gas Services LLC
6.50%, 10/01/33(b)	20	20,628
6.75%, 10/01/35(b)	10	10,445
Schlumberger Holdings Corp.
4.85%, 05/15/33(b)(c)	20	20,383
5.00%, 06/01/34(b)	5	5,126
Star Holding LLC, 8.75%, 08/01/31(b)	5	5,040
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(b)	10	10,152
Weatherford International Ltd., 6.75%, 10/15/33(b)	15	15,660
		135,352
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	10	10,609
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	20	18,477
5.50%, 03/17/35	15	15,780
Ball Corp.
2.88%, 08/15/30	27	25,113
3.13%, 09/15/31	17	15,785
5.50%, 09/15/33	25	25,721
Berry Global, Inc.
5.65%, 01/15/34	40	42,261
5.80%, 06/15/31	5	5,326
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/32(b)	25	25,181
Crown Americas LLC, 5.88%, 06/01/33(b)	15	15,413
Graphic Packaging International LLC, 6.38%, 07/15/32(b)(c)	10	10,134
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(b)(c)	15	15,155
7.38%, 06/01/32(b)(c)	5	5,063
Packaging Corp. of America, 5.20%, 08/15/35	10	10,249
Sealed Air Corp.
6.50%, 07/15/32(b)	5	5,158
6.88%, 07/15/33(b)	10	10,356
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,268
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	5	5,212
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sonoco Products Co., 5.00%, 09/01/34(c)	$20	$20,172
WRKCo, Inc., 3.00%, 06/15/33	25	22,560
		310,993
Pharmaceuticals — 0.7%
1261229 BC Ltd., 10.00%, 04/15/32(b)	100	103,884
AbbVie, Inc.
4.40%, 03/15/33	25	25,108
4.50%, 05/14/35	55	54,501
4.55%, 03/15/35	40	39,808
4.95%, 03/15/31	25	26,018
5.05%, 03/15/34	65	67,468
5.20%, 03/15/35	25	26,041
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)	5	5,268
Astrazeneca Finance LLC
2.25%, 05/28/31	80	73,318
4.88%, 03/03/33	15	15,590
5.00%, 02/26/34	30	31,211
Bausch Health Companies, Inc.
5.25%, 02/15/31(b)	8	5,268
14.00%, 10/15/30(b)	6	6,081
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	5	4,737
5.50%, 07/30/35(b)	20	20,526
Becton Dickinson & Co., 5.11%, 02/08/34	20	20,587
Bristol-Myers Squibb Co.
2.95%, 03/15/32	25	23,355
5.20%, 02/22/34	70	73,232
Cardinal Health, Inc.
5.15%, 09/15/35	25	25,581
5.35%, 11/15/34	25	25,982
Cencora, Inc.
2.70%, 03/15/31	45	41,945
4.90%, 02/13/36	25	25,171
5.15%, 02/15/35	10	10,334
CVS Health Corp.
2.13%, 09/15/31	36	31,950
5.25%, 02/21/33	45	46,679
5.30%, 06/01/33	45	46,619
5.45%, 09/15/35	50	51,552
5.55%, 06/01/31	30	31,635
5.70%, 06/01/34	30	31,639
6.75%, 12/10/54, (5-year CMT + 2.52%)(a)	15	15,637
Eli Lilly & Co.
4.25%, 03/15/31	45	45,624
4.55%, 10/15/32	25	25,508
4.60%, 08/14/34	15	15,229
4.70%, 02/27/33	30	30,864
4.70%, 02/09/34	40	41,008
4.90%, 10/15/35	25	25,603
5.10%, 02/12/35	25	26,070
Endo Finance Holdings LP, 8.50%, 04/15/31(b)	20	21,237
GlaxoSmithKline Capital, Inc.
4.88%, 04/15/35	25	25,499
5.38%, 04/15/34	5	5,353
Johnson & Johnson
4.85%, 03/01/32	30	31,459
4.90%, 06/01/31	25	26,227
4.95%, 05/15/33	10	10,604
4.95%, 06/01/34	35	37,052
5.00%, 03/01/35(c)	35	36,816
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
5.10%, 07/15/33	$30	$31,321
5.25%, 05/30/35	15	15,736
Merck & Co., Inc.
2.15%, 12/10/31	65	58,760
4.15%, 03/15/31	25	25,186
4.50%, 05/17/33	35	35,615
4.55%, 09/15/32	25	25,584
4.95%, 09/15/35	60	61,513
Novartis Capital Corp.
4.00%, 09/18/31	30	30,095
4.20%, 09/18/34	20	19,836
4.30%, 11/05/32	5	5,039
4.60%, 11/05/35	25	25,128
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	35	31,041
6.75%, 05/15/34(b)	15	14,541
7.88%, 05/15/34(b)	10	9,318
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/32(b)	15	13,011
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	155	158,214
Pfizer, Inc.
4.50%, 11/15/32	25	25,389
4.88%, 11/15/35	25	25,478
Zoetis, Inc.
5.00%, 08/17/35	55	56,078
5.60%, 11/16/32	10	10,709
		2,088,470
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(b)	15	15,220
5.75%, 07/01/34(b)	10	10,148
6.63%, 02/01/32(b)	15	15,578
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,585
Boardwalk Pipelines LP
3.60%, 09/01/32	25	23,641
5.63%, 08/01/34	10	10,581
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	23,459
Cheniere Energy Partners LP
3.25%, 01/31/32	20	18,652
4.00%, 03/01/31	36	35,305
5.55%, 10/30/35	25	26,000
5.75%, 08/15/34	30	31,684
5.95%, 06/30/33	47	50,389
Cheniere Energy, Inc., 5.65%, 04/15/34	30	31,546
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	5	5,239
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	10	10,401
6.04%, 11/15/33(b)	35	37,912
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	25	24,876
7.50%, 12/15/33(b)	10	10,794
DCP Midstream Operating LP, 3.25%, 02/15/32	8	7,451
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)	10	10,348
DT Midstream, Inc.
4.30%, 04/15/32(b)	10	9,794
25
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.38%, 06/15/31(b)	$17	$16,770
5.80%, 12/15/34(b)	10	10,524
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	15	16,073
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	9,441
Enbridge, Inc.
2.50%, 08/01/33	25	21,812
5.20%, 11/20/35	25	25,493
5.55%, 06/20/35	25	26,196
5.63%, 04/05/34	20	21,151
5.70%, 03/08/33	55	58,446
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	10	10,775
Energy Transfer LP
4.90%, 03/15/35	35	34,904
5.55%, 05/15/34	25	26,046
5.60%, 09/01/34	20	20,906
5.70%, 04/01/35	25	26,269
5.75%, 02/15/33	50	53,082
6.50%, 02/15/56, (5-year CMT + 2.68%)(a)	10	10,119
6.55%, 12/01/33	35	38,765
Enterprise Products Operating LLC
4.85%, 01/31/34	20	20,434
4.95%, 02/15/35	25	25,597
5.20%, 01/15/36	30	30,928
5.35%, 01/31/33	30	31,694
Series H, 6.65%, 10/15/34	25	28,349
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	25	23,252
Florida Gas Transmission Co. LLC, 5.75%, 07/15/35(b)	20	21,045
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	5	5,058
7.88%, 05/15/32	15	15,693
8.00%, 05/15/33	10	10,559
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(b)	10	10,332
8.25%, 01/15/32(b)	10	10,549
Harvest Midstream I LP, 7.50%, 05/15/32(b)	10	10,363
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	15	15,525
7.38%, 07/15/32(b)	15	15,826
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	10	10,685
7.75%, 03/15/32	10	11,710
Kinder Morgan, Inc.
4.80%, 02/01/33	25	25,442
5.20%, 06/01/33	40	41,742
5.30%, 12/01/34	10	10,371
5.40%, 02/01/34	35	36,755
5.85%, 06/01/35	15	16,114
7.80%, 08/01/31	10	11,704
MPLX LP
4.95%, 09/01/32	20	20,377
5.00%, 01/15/33	25	25,396
5.00%, 03/01/33	50	50,824
5.40%, 04/01/35	25	25,576
5.40%, 09/15/35	30	30,627
5.50%, 06/01/34	30	31,090
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	26,228
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,683
Security	Par (000)	Value
Pipelines (continued)
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	$10	$10,281
ONEOK, Inc.
4.75%, 10/15/31	15	15,208
5.05%, 11/01/34	25	25,089
5.40%, 10/15/35	50	50,962
5.65%, 09/01/34	10	10,441
6.00%, 06/15/35	10	10,652
6.05%, 09/01/33	25	26,849
6.10%, 11/15/32	20	21,590
Plains All American Pipeline LP, 5.95%, 06/15/35	25	26,391
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	5	5,219
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	5	4,923
6.75%, 03/15/33(b)	15	15,790
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,509
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.95%)(a)	10	10,408
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	20	20,377
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	10,133
6.00%, 09/01/31(b)	10	10,100
6.75%, 03/15/34(b)	10	10,275
Targa Resources Corp.
5.50%, 02/15/35	15	15,519
5.55%, 08/15/35	25	25,909
5.65%, 02/15/36	25	26,002
6.13%, 03/15/33	30	32,453
6.50%, 03/30/34	5	5,536
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	10	9,711
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,686
TransCanada PipeLines Ltd.
4.63%, 03/01/34	30	29,800
5.60%, 03/31/34	10	10,603
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	30	26,705
4.13%, 08/15/31(b)	26	24,391
Venture Global LNG, Inc.
8.38%, 06/01/31(b)	50	51,180
9.88%, 02/01/32(b)	35	37,089
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(b)	40	42,097
6.50%, 06/15/34(b)	25	26,299
6.75%, 01/15/36(b)	25	26,657
7.50%, 05/01/33(b)	20	22,194
7.75%, 05/01/35(b)	25	28,370
Western Midstream Operating LP
5.45%, 11/15/34	25	25,420
5.50%, 12/15/35	5	5,044
6.15%, 04/01/33	20	21,383
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	20	20,967
Williams Companies, Inc.(The)
2.60%, 03/15/31	10	9,248
4.65%, 08/15/32	45	45,541
5.15%, 03/15/34	35	35,868
5.15%, 03/15/36	25	25,278
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 09/30/35	$25	$25,663
5.60%, 03/15/35	20	21,010
5.65%, 03/15/33	5	5,289
		2,477,012
Private Equity — 0.0%
Carlyle Group, Inc. (The), 5.05%, 09/19/35	25	24,651
KKR & Co., Inc., 5.10%, 08/07/35	25	24,667
		49,318
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/33	5	5,059
5.50%, 06/15/35	20	20,694
5.95%, 08/15/34	15	16,035
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,586
Howard Hughes Corp.(The)
4.38%, 02/01/31(b)	10	9,510
5.88%, 03/01/32(b)	10	9,995
6.13%, 03/01/34(b)	10	9,977
Kennedy-Wilson, Inc., 5.00%, 03/01/31(c)	12	11,648
		93,504
Real Estate Investment Trusts — 0.8%
Agree LP
2.60%, 06/15/33	15	13,077
4.80%, 10/01/32	10	10,157
5.60%, 06/15/35	10	10,550
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	25	20,770
2.00%, 05/18/32	5	4,292
2.95%, 03/15/34	10	8,702
3.38%, 08/15/31	35	32,963
4.75%, 04/15/35	10	9,741
5.50%, 10/01/35	10	10,269
American Assets Trust LP, 6.15%, 10/01/34	10	10,226
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,978
5.25%, 03/15/35	10	10,083
5.50%, 02/01/34	15	15,465
5.50%, 07/15/34	10	10,290
American Tower Corp.
2.30%, 09/15/31	15	13,492
2.70%, 04/15/31	35	32,490
4.70%, 12/15/32	5	5,050
5.35%, 03/15/35	25	25,928
5.40%, 01/31/35	20	20,787
5.45%, 02/15/34	15	15,693
5.55%, 07/15/33	10	10,551
5.65%, 03/15/33	10	10,617
5.90%, 11/15/33	25	26,963
Americold Realty Operating Partnership LP
5.41%, 09/12/34	10	9,912
5.60%, 05/15/32	10	10,226
AvalonBay Communities, Inc.
2.05%, 01/15/32	5	4,446
5.00%, 08/01/35	25	25,545
5.30%, 12/07/33	20	21,053
5.35%, 06/01/34	5	5,254
Boston Properties LP
2.45%, 10/01/33	15	12,412
2.55%, 04/01/32	45	39,537
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 01/15/35	$20	$20,380
Brixmor Operating Partnership LP
2.50%, 08/16/31	10	9,083
4.85%, 02/15/33	5	5,043
5.75%, 02/15/35	10	10,580
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,968
Camden Property Trust, 4.90%, 01/15/34	10	10,210
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,679
Cousins Properties LP, 5.88%, 10/01/34	10	10,476
Crown Castle, Inc.
2.50%, 07/15/31	35	31,642
5.10%, 05/01/33	5	5,098
5.80%, 03/01/34	40	42,401
CubeSmart LP, 2.50%, 02/15/32	15	13,464
Diversified Healthcare Trust, 4.38%, 03/01/31	10	9,034
DOC DR LLC, 2.63%, 11/01/31	5	4,543
EPR Properties, 3.60%, 11/15/31	10	9,391
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	25	25,095
5.50%, 06/15/34	20	20,876
Equinix, Inc., 3.90%, 04/15/32	45	43,568
ERP Operating LP, 4.65%, 09/15/34	25	25,023
Essential Properties LP, 5.40%, 12/01/35	25	25,437
Essex Portfolio LP
2.65%, 03/15/32	15	13,521
5.38%, 04/01/35	10	10,318
5.50%, 04/01/34	10	10,402
Extra Space Storage LP
2.35%, 03/15/32	10	8,829
2.40%, 10/15/31	30	26,886
5.35%, 01/15/35	10	10,293
5.40%, 02/01/34	15	15,465
5.40%, 06/15/35	10	10,324
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	5	4,565
5.63%, 09/15/34	10	10,175
6.75%, 12/01/33	25	27,058
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	35	35,651
Healthpeak OP LLC
5.25%, 12/15/32	20	20,656
5.38%, 02/15/35	20	20,607
Highwoods Realty LP, 7.65%, 02/01/34	10	11,394
Host Hotels & Resorts LP
5.50%, 04/15/35	15	15,308
5.70%, 07/01/34	20	20,811
Series J, 2.90%, 12/15/31	5	4,567
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	22,029
2.70%, 01/15/34	10	8,587
4.15%, 04/15/32	15	14,603
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	15	14,524
Iron Mountain, Inc.
4.50%, 02/15/31(b)	23	22,190
5.25%, 07/15/30(b)	19	18,902
5.63%, 07/15/32(b)	10	9,975
6.25%, 01/15/33(b)	30	30,630
Kilroy Realty LP
2.50%, 11/15/32	25	20,986
2.65%, 11/15/33	5	4,086
27
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.88%, 10/15/35	$5	$4,928
Kimco Realty OP LLC
3.20%, 04/01/32	20	18,794
4.60%, 02/01/33	15	15,136
4.85%, 03/01/35	20	20,201
5.30%, 02/01/36	25	25,954
6.40%, 03/01/34	10	11,128
Kite Realty Group LP
4.95%, 12/15/31	5	5,108
5.50%, 03/01/34	10	10,416
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,536
Mid-America Apartments LP
5.00%, 03/15/34	10	10,175
5.30%, 02/15/32	15	15,769
Millrose Properties, Inc., 6.25%, 09/15/32(b)	10	10,126
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	22	16,901
8.50%, 02/15/32(b)	30	32,112
NNN REIT, Inc., 5.60%, 10/15/33	25	26,386
Omega Healthcare Investors, Inc., 3.25%, 04/15/33(c)	10	9,027
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	9,080
4.95%, 01/15/35	15	15,008
5.75%, 07/15/34	10	10,587
Piedmont Operating Partnership LP, 2.75%, 04/01/32	5	4,358
Prologis LP
1.63%, 03/15/31	15	13,346
2.25%, 01/15/32	20	17,996
4.75%, 06/15/33	25	25,455
5.00%, 03/15/34	30	30,778
5.25%, 05/15/35	20	20,808
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	20,582
Public Storage Operating Co.
2.30%, 05/01/31	30	27,508
5.00%, 07/01/35	10	10,274
5.10%, 08/01/33	5	5,210
Rayonier LP, 2.75%, 05/17/31	15	13,726
Realty Income Corp.
1.80%, 03/15/33	15	12,640
4.50%, 02/01/33	5	5,010
4.90%, 07/15/33	5	5,115
5.13%, 02/15/34	10	10,344
5.13%, 04/15/35	15	15,424
5.63%, 10/13/32	30	32,067
Regency Centers LP
5.10%, 01/15/35	10	10,222
5.25%, 01/15/34	5	5,185
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/34(b)	5	5,033
6.50%, 04/01/32(b)	20	20,719
6.50%, 06/15/33(b)	10	10,393
Sabra Health Care LP, 3.20%, 12/01/31	15	13,874
Safehold GL Holdings LLC
2.80%, 06/15/31	15	13,857
5.65%, 01/15/35	10	10,433
6.10%, 04/01/34(c)	20	21,568
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Service Properties Trust
8.63%, 11/15/31(b)	$15	$15,780
8.88%, 06/15/32	10	10,035
Simon Property Group LP
2.25%, 01/15/32	15	13,413
2.65%, 02/01/32	35	31,907
4.75%, 09/26/34	40	40,224
5.13%, 10/01/35	25	25,604
Store Capital LLC, 2.70%, 12/01/31	20	17,906
Sun Communities Operating LP
2.70%, 07/15/31	15	13,767
4.20%, 04/15/32	15	14,709
UDR, Inc.
1.90%, 03/15/33	5	4,190
3.00%, 08/15/31	25	23,400
3.10%, 11/01/34	10	8,799
5.13%, 09/01/34	10	10,221
Ventas Realty LP
2.50%, 09/01/31	15	13,629
5.00%, 01/15/35	15	15,135
5.00%, 02/15/36	25	24,979
5.63%, 07/01/34	5	5,262
VICI Properties LP
5.13%, 11/15/31	5	5,088
5.13%, 05/15/32	20	20,252
5.63%, 04/01/35	25	25,733
5.75%, 04/01/34	35	36,388
Vornado Realty LP, 3.40%, 06/01/31	5	4,573
Welltower OP LLC
2.75%, 01/15/32	20	18,446
3.85%, 06/15/32	20	19,545
5.13%, 07/01/35	25	25,754
Weyerhaeuser Co.
3.38%, 03/09/33	5	4,635
7.38%, 03/15/32	10	11,469
WP Carey, Inc.
2.45%, 02/01/32	5	4,476
5.38%, 06/30/34	15	15,595
		2,398,063
Retail — 0.7%
Advance Auto Parts, Inc.
3.50%, 03/15/32	10	8,853
7.38%, 08/01/33(b)	15	15,370
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	13	12,640
AutoNation, Inc.
2.40%, 08/01/31	10	8,991
3.85%, 03/01/32	20	19,080
5.89%, 03/15/35	10	10,431
AutoZone, Inc.
4.75%, 02/01/33	50	50,589
5.20%, 08/01/33	5	5,188
5.40%, 07/15/34	15	15,663
Bath & Body Works, Inc.
6.63%, 10/01/30(b)	20	20,450
6.95%, 03/01/33	5	5,004
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)(c)	25	23,036
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(b)(d)	56	61,238
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(b)	200	211,694
Costco Wholesale Corp., 1.75%, 04/20/32	25	21,958
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	$10	$10,680
Darden Restaurants, Inc., 6.30%, 10/10/33	10	10,965
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	20	18,578
Dollar General Corp.
5.00%, 11/01/32	5	5,129
5.45%, 07/05/33(c)	40	41,926
Dollar Tree, Inc., 2.65%, 12/01/31	5	4,572
Ferguson Enterprises, Inc., 5.00%, 10/03/34	15	15,232
FirstCash, Inc., 6.88%, 03/01/32(b)	10	10,330
Gap, Inc. (The), 3.88%, 10/01/31(b)	12	11,167
Genuine Parts Co.
2.75%, 02/01/32	25	22,150
6.88%, 11/01/33(c)	10	11,042
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	9,250
Home Depot, Inc.(The)
1.38%, 03/15/31	40	35,224
3.25%, 04/15/32	45	42,938
4.50%, 09/15/32	40	40,804
4.65%, 09/15/35	20	19,991
4.85%, 06/25/31	40	41,699
4.95%, 06/25/34	40	41,314
Kohl's Corp., 5.13%, 05/01/31	10	8,505
LBM Acquisition LLC, 9.50%, 06/15/31(b)	25	23,325
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,797
Lowe's Companies, Inc.
2.63%, 04/01/31	60	55,646
3.75%, 04/01/32	45	43,565
5.00%, 04/15/33	40	41,257
5.15%, 07/01/33	10	10,383
Lowe's Cos., Inc.
4.25%, 03/15/31	25	25,074
4.50%, 10/15/32	25	25,118
4.85%, 10/15/35	30	29,964
Macy's Retail Holdings LLC
6.13%, 03/15/32(b)(c)	10	10,077
6.70%, 07/15/34(b)	10	9,714
7.38%, 08/01/33(b)	10	10,473
McDonald's Corp.
4.60%, 09/09/32	55	56,451
4.95%, 03/03/35	35	35,865
Michaels Companies, Inc.(The)
8.50%, 03/15/33(b)	50	48,634
11.00%, 03/15/34(b)	15	14,062
Nordstrom, Inc., 4.25%, 08/01/31	17	15,879
O'Reilly Automotive, Inc.
1.75%, 03/15/31	5	4,439
4.70%, 06/15/32	50	50,831
5.00%, 08/19/34	10	10,161
Park River Holdings, Inc., 8.00%, 03/15/31(b)	10	10,058
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)	50	50,108
QVC, Inc., 5.45%, 08/15/34	5	2,136
QXO Building Products, Inc., 6.75%, 04/30/32(b)	40	41,455
Ross Stores, Inc., 1.88%, 04/15/31	5	4,458
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32(c)	10	10,381
Sonic Automotive, Inc., 4.88%, 11/15/31(b)	7	6,753
Security	Par (000)	Value
Retail (continued)
Starbucks Corp.
5.00%, 02/15/34	$40	$41,278
5.40%, 05/15/35	10	10,536
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(b)	10	9,630
6.50%, 12/15/35(b)	25	24,754
Target Corp.
4.40%, 01/15/33	25	25,313
4.50%, 09/15/32(c)	25	25,573
4.50%, 09/15/34	20	19,997
5.00%, 04/15/35(c)	20	20,530
6.35%, 11/01/32	10	11,179
Tractor Supply Co., 5.25%, 05/15/33	25	25,966
Walmart, Inc.
4.10%, 04/15/33	25	25,139
4.15%, 09/09/32	25	25,354
4.90%, 04/28/35	30	31,121
Yum! Brands, Inc.
3.63%, 03/15/31	18	17,093
4.63%, 01/31/32	23	22,638
5.38%, 04/01/32	22	22,359
		1,912,205
Semiconductors — 0.5%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	15	14,858
Amkor Technology, Inc., 5.88%, 10/01/33(b)	10	10,215
Analog Devices, Inc.
2.10%, 10/01/31	25	22,508
5.05%, 04/01/34	10	10,464
Applied Materials, Inc., 4.60%, 01/15/36	10	9,946
Broadcom, Inc.
2.60%, 02/15/33	50	44,511
3.14%, 11/15/35(b)	60	52,414
3.42%, 04/15/33	70	65,521
3.47%, 04/15/34	55	50,818
4.15%, 04/15/32(b)	25	24,727
4.30%, 11/15/32	45	44,843
4.55%, 02/15/32	15	15,189
4.60%, 01/15/33	25	25,266
4.80%, 10/15/34	35	35,355
4.80%, 02/15/36	50	50,131
4.90%, 07/15/32	25	25,741
4.95%, 01/15/36	25	25,299
5.15%, 11/15/31	10	10,469
5.20%, 07/15/35	50	51,677
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	5	5,217
5.90%, 01/25/33(b)	10	10,592
6.25%, 01/25/35(b)	15	16,146
Intel Corp.
2.00%, 08/12/31	30	26,577
4.00%, 12/15/32	20	19,319
4.15%, 08/05/32	30	29,325
5.20%, 02/10/33	70	72,098
KLA Corp., 4.65%, 07/15/32	20	20,492
Marvell Technology, Inc.
2.95%, 04/15/31	30	28,039
5.45%, 07/15/35	10	10,387
Micron Technology, Inc.
2.70%, 04/15/32	45	41,132
5.80%, 01/15/35	20	21,415
29
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.88%, 02/09/33	$10	$10,754
5.88%, 09/15/33	35	37,595
6.05%, 11/01/35	30	32,613
NVIDIA Corp., 2.00%, 06/15/31	50	45,516
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	10	9,157
2.65%, 02/15/32	25	22,561
5.00%, 01/15/33	27	27,565
5.25%, 08/19/35	10	10,214
Qorvo, Inc., 3.38%, 04/01/31(b)	5	4,608
QUALCOMM, Inc.
1.65%, 05/20/32	25	21,612
4.25%, 05/20/32	5	5,035
4.65%, 05/20/35	25	25,260
4.75%, 05/20/32	5	5,136
5.00%, 05/20/35	15	15,349
5.40%, 05/20/33	5	5,321
Skyworks Solutions, Inc., 3.00%, 06/01/31	15	13,656
Texas Instruments, Inc.
3.65%, 08/16/32	5	4,859
4.85%, 02/08/34	25	25,809
4.90%, 03/14/33	20	20,754
5.10%, 05/23/35	10	10,417
TSMC Global Ltd., 2.25%, 04/23/31(e)	200	184,017
		1,428,499
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35	15	16,033
Software — 0.5%
Adobe, Inc.
4.95%, 04/04/34	5	5,109
5.30%, 01/17/35(c)	25	26,058
Atlassian Corp., 5.50%, 05/15/34	10	9,968
Autodesk, Inc.
2.40%, 12/15/31	30	26,868
5.30%, 06/15/35	10	10,180
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	10	9,065
Cadence Design Systems, Inc., 4.70%, 09/10/34	15	15,114
Cloud Software Group, Inc.
6.63%, 08/15/33(b)(c)	15	14,156
8.25%, 06/30/32(b)	30	30,026
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	10	9,965
Fair Isaac Corp., 6.00%, 05/15/33(b)	40	40,429
Fidelity National Information Services, Inc., 5.10%, 07/15/32	30	30,479
Fiserv, Inc.
5.15%, 08/12/34	25	24,897
5.25%, 08/11/35	20	20,002
5.45%, 03/15/34	40	40,774
5.60%, 03/02/33	25	25,853
5.63%, 08/21/33	5	5,176
Intuit, Inc., 5.20%, 09/15/33	35	36,213
MSCI, Inc.
3.25%, 08/15/33(b)	15	13,359
3.63%, 11/01/31(b)	30	28,199
5.25%, 09/01/35	15	15,004
Open Text Holdings, Inc., 4.13%, 12/01/31(b)(c)	10	8,708
Oracle Corp.
2.88%, 03/25/31	85	77,261
Security	Par (000)	Value
Software (continued)
3.90%, 05/15/35	$25	$21,896
4.30%, 07/08/34	25	22,852
4.70%, 09/27/34	55	51,669
4.80%, 09/26/32	40	39,099
4.90%, 02/06/33	60	58,633
5.20%, 09/26/35	105	101,474
5.25%, 02/03/32	5	5,018
5.35%, 05/04/33	75	75,298
5.50%, 08/03/35	45	44,460
5.70%, 02/04/36	35	35,012
6.25%, 11/09/32	40	42,246
Paychex, Inc.
5.35%, 04/15/32	35	35,887
5.60%, 04/15/35	25	25,619
Roper Technologies, Inc.
4.90%, 10/15/34	25	24,803
5.10%, 09/15/35	10	9,968
Salesforce, Inc., 1.95%, 07/15/31	25	22,232
SS&C Technologies, Inc., 6.50%, 06/01/32(b)	15	15,272
Synopsys, Inc.
5.00%, 04/01/32	30	30,929
5.15%, 04/01/35	50	51,059
Take-Two Interactive Software, Inc., 4.00%, 04/14/32	25	24,383
Twilio, Inc., 3.88%, 03/15/31	9	8,499
VMware LLC, 2.20%, 08/15/31	40	35,831
Workday, Inc., 3.80%, 04/01/32	30	28,483
		1,333,485
Telecommunications — 1.0%
Altice France SA
6.50%, 04/15/32(b)	10	9,464
6.88%, 07/15/32(b)	49	47,509
America Movil SAB de CV
5.00%, 01/20/33	205	211,623
6.38%, 03/01/35	10	11,209
AT&T, Inc.
2.25%, 02/01/32	20	17,865
2.55%, 12/01/33	85	73,640
2.75%, 06/01/31	45	41,916
4.40%, 04/30/31	25	25,228
4.50%, 05/15/35	55	53,627
4.55%, 11/01/32	25	25,153
4.75%, 04/30/33	25	25,346
4.90%, 11/01/35	25	25,054
5.13%, 04/30/36	25	25,350
5.38%, 08/15/35	30	31,135
5.40%, 02/15/34	70	73,332
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	15,417
5.20%, 02/15/34	20	20,581
6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	20	20,910
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)	10	9,753
Cisco Systems, Inc.
4.95%, 02/24/32	25	26,042
5.05%, 02/26/34	90	93,498
5.10%, 02/24/35	25	25,970
Connect Holding II LLC, 10.50%, 04/03/31(b)	40	38,696
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	31,501
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(e)	$150	$134,172
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	15	15,241
Series 2034, 6.00%, 09/30/34(b)	10	9,835
Frontier Communications Holdings LLC, 8.63%, 03/15/31(b)	15	15,679
Iliad Holding SAS
7.00%, 04/15/32(b)	15	15,421
8.50%, 04/15/31(b)	15	16,062
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	40	41,423
7.00%, 03/31/34(b)	35	36,379
8.50%, 01/15/36(b)	35	36,436
Motorola Solutions, Inc.
2.75%, 05/24/31	32	29,686
5.20%, 08/15/32	10	10,426
5.40%, 04/15/34	30	31,311
Orange SA, 9.00%, 03/01/31	40	48,260
Rogers Communications, Inc.
3.80%, 03/15/32	60	57,310
5.30%, 02/15/34	20	20,413
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	20	20,925
Sprint Capital Corp., 8.75%, 03/15/32	39	47,621
Telecom Argentina SA
9.25%, 05/28/33(e)	40	42,271
9.50%, 07/18/31(e)	10	10,697
Telecom Italia Capital SA
6.00%, 09/30/34	10	10,404
6.38%, 11/15/33	10	10,604
TELUS Corp.
3.40%, 05/13/32	15	14,018
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	15	15,824
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(a)	15	15,229
T-Mobile USA, Inc.
2.25%, 11/15/31	25	22,436
2.70%, 03/15/32	20	18,209
3.50%, 04/15/31	105	101,373
4.63%, 01/15/33	25	25,162
4.95%, 11/15/35	25	25,230
5.00%, 02/15/36	25	25,153
5.05%, 07/15/33	50	51,557
5.13%, 05/15/32	5	5,189
5.15%, 04/15/34	45	46,435
5.20%, 01/15/33(c)	25	26,004
5.30%, 05/15/35	50	51,753
5.75%, 01/15/34	30	32,047
6.70%, 12/15/33	15	16,972
Uniti Group LP / Uniti Group Finance 2019, Inc. /CSL Capital LLC, Series Feb, 8.63%, 06/15/32(b)	10	10,135
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(b)(c)	15	15,202
Verizon Communications, Inc.
2.36%, 03/15/32	95	84,764
2.55%, 03/21/31	70	64,753
4.27%, 01/15/36	25	23,732
4.40%, 11/01/34	35	34,252
4.50%, 08/10/33	30	29,908
4.78%, 02/15/35	60	59,735
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 01/15/36	$50	$50,221
5.05%, 05/09/33	30	31,088
5.25%, 04/02/35	45	46,337
5.85%, 09/15/35	5	5,415
6.40%, 09/15/33	10	11,168
Viasat, Inc., 7.50%, 05/30/31(b)	12	11,851
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	17,630
4.75%, 07/15/31(b)	25	22,231
7.75%, 04/15/32(b)	20	20,000
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(a)	22	20,775
6.25%, 11/30/32	25	27,475
Windstream Services LLC, 7.50%, 10/15/33(b)	15	15,605
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	40	42,065
		2,777,328
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.05%, 05/14/34	10	10,739
Transportation — 0.2%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	16,151
Canadian National Railway Co.
3.85%, 08/05/32	15	14,681
4.38%, 09/18/34	15	14,917
5.85%, 11/01/33	5	5,450
6.25%, 08/01/34	15	16,792
Canadian Pacific Railway Co.
2.45%, 12/02/31	45	40,961
5.20%, 03/30/35	15	15,696
7.13%, 10/15/31	10	11,414
CSX Corp.
4.10%, 11/15/32	40	39,842
5.05%, 06/15/35	10	10,306
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	14	12,432
FedEx Corp.
2.40%, 05/15/31	10	9,214
3.90%, 02/01/35	10	9,543
4.90%, 01/15/34	24	24,545
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	10	10,309
GXO Logistics, Inc.
2.65%, 07/15/31	20	18,298
6.50%, 05/06/34	10	10,900
Norfolk Southern Corp.
2.30%, 05/15/31	20	18,267
3.00%, 03/15/32	20	18,672
4.45%, 03/01/33	20	20,135
5.10%, 05/01/35	10	10,319
Ryder System, Inc., 6.60%, 12/01/33	10	11,265
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,611
Union Pacific Corp.
2.38%, 05/20/31	5	4,620
2.80%, 02/14/32	55	51,171
4.50%, 01/20/33	15	15,285
5.10%, 02/20/35	25	26,070
United Parcel Service, Inc.
4.88%, 03/03/33	15	15,641
5.15%, 05/22/34	25	26,328
5.25%, 05/14/35	25	26,264
Walmart, Inc., 1.80%, 09/22/31	55	49,588
31
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	$15	$15,777
XPO CNW, Inc., 6.70%, 05/01/34	5	5,364
XPO, Inc.
7.13%, 06/01/31(b)	10	10,397
7.13%, 02/01/32(b)	10	10,477
		627,702
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.88%, 04/15/33(b)	10	10,150
7.00%, 05/01/31(b)	10	10,485
7.00%, 06/15/32(b)	15	15,750
7.88%, 12/01/30(b)	10	10,587
GATX Corp.
3.50%, 06/01/32	5	4,732
4.90%, 03/15/33	20	20,334
5.50%, 06/15/35	15	15,586
6.05%, 03/15/34	55	59,659
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	20	20,858
5.70%, 07/25/33(b)	15	15,847
		183,988
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	15	13,725
4.45%, 06/01/32	20	20,190
5.15%, 03/01/34	5	5,199
5.25%, 03/01/35	25	25,986
Essential Utilities, Inc.
2.40%, 05/01/31	10	9,129
5.38%, 01/15/34	25	26,014
		100,243
Total Corporate Bonds & Notes — 23.4% (Cost: $65,551,522)		67,099,043
Foreign Government Obligations
Angola — 0.1%
Angolan Government International Bonds, 9.88%, 10/15/35(e)	200	204,074
Argentina — 0.2%
Argentina Republic Government International Bonds, 4.75%, 07/09/35(f)	650	489,056
Province of Santa Fe, 8.10%, 12/11/34(e)	100	97,700
		586,756
Bahrain — 0.1%
Bahrain Government International Bonds, 5.63%, 09/30/31(e)	200	195,261
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(e)	10	10,209
Brazil — 0.1%
Brazil Government International Bonds
6.13%, 01/22/32	200	209,375
8.25%, 01/20/34	100	116,585
		325,960
Security	Par (000)	Value
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	$25	$26,561
Province of Alberta Canada, 4.50%, 01/24/34	85	87,566
Province of British Columbia Canada
4.20%, 07/06/33(c)	50	50,568
4.80%, 06/11/35(c)	65	67,905
Province of Manitoba Canada, 4.90%, 05/31/34	20	21,091
Province of Ontario Canada
1.80%, 10/14/31	15	13,519
2.13%, 01/21/32	35	31,887
4.85%, 06/11/35	50	52,535
5.05%, 04/24/34	100	106,796
Province of Quebec Canada, 4.25%, 09/05/34	110	110,683
		569,111
Cayman Islands — 0.1%
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35(e)	200	201,368
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	186,310
Colombia — 0.1%
Colombia Government International Bonds
3.25%, 04/22/32	200	169,686
6.50%, 01/21/33	200	198,678
		368,364
Dominican Republic — 0.0%
Dominican Republic International Bonds, 5.88%, 10/28/35(e)	150	149,833
Ecuador — 0.1%
Ecuador Government International Bonds
6.90%, 07/31/35(e)(f)	100	90,766
8.75%, 01/29/34(b)	200	201,481
		292,247
Egypt — 0.1%
Egypt Government International Bonds, 9.45%, 02/04/33(e)	200	225,090
El Salvador — 0.0%
El Salvador Government International Bonds, 8.25%, 04/10/32(e)	10	10,759
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	27,180
Ghana — 0.0%
Ghana Government International Bonds, 5.00%, 07/03/35(e)(f)	30	27,155
Guatemala — 0.1%
Guatemala Government Bonds, 6.05%, 08/06/31(e)	200	209,951
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(e)	200	174,650
Indonesia — 0.1%
Indonesia Government International Bonds, 2.15%, 07/28/31	200	178,505
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(e)	200	201,828
		380,333
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel — 0.1%
Israel Government International Bonds, 5.63%, 02/19/35	$200	$209,835
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	30	32,196
Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	182,584
Kuwait — 0.1%
Kuwait International Government Bonds, 4.65%, 10/09/35(e)	200	200,852
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(e)(h)(i)	16	4,712
Mexico — 0.2%
Mexico Government International Bonds
4.75%, 04/27/32	200	196,624
5.63%, 09/22/35	200	200,012
5.85%, 07/02/32	200	207,540
		604,176
Morocco — 0.1%
Morocco Government International Bonds, 6.50%, 09/08/33(e)	200	217,951
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(e)	200	209,580
Oman — 0.1%
Oman Sovereign Sukuk Co., 4.53%, 04/17/33(e)	200	198,464
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	200	168,502
5.23%, 02/23/34	200	199,855
		368,357
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	10	8,398
3.00%, 01/15/34	200	175,995
		184,393
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	208,413
6.38%, 01/15/32	100	110,786
		319,199
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(e)	200	209,365
Republic of Poland Government International Bonds
4.88%, 10/04/33	50	51,315
5.75%, 11/16/32	21	22,643
		283,323
Qatar — 0.1%
Qatar Government International Bonds, 4.88%, 02/27/35(e)	200	210,568
Security	Par (000)	Value
Romania — 0.0%
Romanian Government International Bonds
3.63%, 03/27/32(e)	$42	$38,969
5.75%, 03/24/35(e)	50	50,518
6.38%, 01/30/34(e)	70	73,998
		163,485
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.00%, 01/16/34(e)	200	205,137
5.50%, 10/25/32(e)	200	211,396
		416,533
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	212,496
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.35%, 03/15/33(e)(f)	40	37,303
Supranational — 0.7%
African Development Bank
4.13%, 01/22/36	25	25,215
4.50%, 06/12/35	20	20,798
5.75% , (5-year CMT + 1.58%)(a)(g)	10	10,053
African Export-Import Bank (The), 3.80%, 05/17/31(b)	10	9,038
Asian Development Bank
1.50%, 03/04/31	40	36,256
3.13%, 04/27/32	35	33,924
3.88%, 09/28/32	20	20,174
3.88%, 06/14/33	10	10,057
4.00%, 01/12/33	95	96,436
4.13%, 01/12/34	45	45,870
4.25%, 01/14/36	50	51,033
4.38%, 03/22/35	50	51,642
Asian Infrastructure Investment Bank(The)
4.25%, 03/13/34	80	82,233
4.50%, 05/21/35	30	31,285
European Bank for Reconstruction & Development, 4.25%, 03/13/34	50	51,369
European Investment Bank
3.75%, 02/14/33	104	103,955
4.13%, 02/13/34	185	188,726
4.25%, 08/16/32	35	36,096
4.25%, 02/08/36	25	25,530
4.38%, 10/10/31	30	31,130
4.63%, 02/12/35	75	78,868
Inter-American Development Bank
3.50%, 04/12/33	45	44,223
3.63%, 09/17/31(c)	50	50,010
4.13%, 01/23/36	35	35,292
4.38%, 07/17/34	30	31,012
4.38%, 07/16/35	75	77,352
4.50%, 09/13/33	30	31,354
International Bank for Reconstruction & Development
1.63%, 11/03/31	135	121,182
2.50%, 03/29/32	115	107,776
3.88%, 08/28/34	95	94,853
4.00%, 05/06/32	20	20,365
4.38%, 08/27/35	105	108,401
4.50%, 04/10/31	25	26,070
4.63%, 01/15/32	65	68,290
33
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.75%, 11/14/33	$110	$116,768
International Development Association
3.88%, 09/17/32(b)	10	10,068
4.50%, 02/12/35(b)	40	41,559
		2,024,263
Turkey — 0.2%
Turkiye Government International Bonds
6.50%, 01/03/35	200	198,712
7.13%, 07/17/32	200	208,525
9.38%, 01/19/33	200	232,939
		640,176
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/34(e)(f)	60	29,198
4.50%, 02/01/34(e)(f)	74	45,741
4.50%, 02/01/35(e)(f)	60	36,469
		111,408
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds, 5.00%, 04/30/34(e)	200	211,514
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(e)	200	212,936
UAE International Government Bonds, 4.86%, 07/02/34(e)	200	209,363
		633,813
Uruguay — 0.0%
Uruguay Government International Bonds, 5.75%, 10/28/34	50	53,697
Zambia — 0.0%
Zambia Government International Bonds, 5.75%, 06/30/33(e)(f)	43	41,206
Total Foreign Government Obligations — 4.1% (Cost: $11,311,650)		11,705,181
Municipal Debt Obligations
California — 0.1%
State of California GO
4.35%, 11/01/32	150	153,566
5.75%, 10/01/31	50	54,705
6.00%, 03/01/33	15	16,822
		225,093
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	109	112,891
Total Municipal Debt Obligations — 0.1% (Cost: $325,051)		337,984
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 48.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	5	4,475
3.00%, 03/01/46	88	81,801
3.00%, 07/01/46	6	5,586
3.00%, 08/01/46	40	37,273
3.00%, 09/01/46	28	26,037
3.00%, 10/01/46	15	13,856
3.00%, 12/01/46	140	130,216
3.00%, 01/01/47	23	21,434
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$76	$70,761
3.00%, 06/01/47	67	62,521
3.00%, 08/01/47	9	8,381
3.00%, 09/01/47	18	17,021
3.00%, 10/01/47	16	14,508
3.50%, 06/01/34	4	4,223
3.50%, 03/01/38	35	34,762
3.50%, 10/01/42	31	30,105
3.50%, 10/01/44	13	12,751
3.50%, 03/01/46	71	68,353
3.50%, 12/01/46	9	8,598
3.50%, 01/01/47	14	13,272
3.50%, 04/01/47	22	21,331
3.50%, 07/01/47	21	19,713
3.50%, 08/01/47	3	3,230
3.50%, 09/01/47	51	48,268
3.50%, 12/01/47	3	2,596
3.50%, 02/01/48	49	46,955
3.50%, 03/01/48	21	20,368
3.50%, 05/01/48	13	12,632
3.50%, 04/01/49	35	33,536
3.50%, 05/01/49	8	7,945
3.50%, 06/01/49	12	11,093
4.00%, 09/01/45	8	8,154
4.00%, 02/01/46	69	68,254
4.00%, 10/01/46	4	3,938
4.00%, 10/01/47	2	1,798
4.00%, 01/01/48	14	14,143
4.00%, 02/01/48	7	6,765
4.00%, 06/01/48	17	16,508
4.00%, 12/01/48	10	9,402
4.00%, 01/01/49	3	2,681
4.50%, 10/01/48	17	16,920
4.50%, 01/01/49	7	7,475
5.00%, 12/01/41	131	135,823
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	368,240
Series K-1512, Class A2, 2.99%, 05/25/31	70	67,343
Federal National Mortgage Association
3.00%, 02/01/47	20	18,876
3.50%, 11/01/51	218	209,422
4.00%, 02/01/47	19	18,895
4.00%, 02/01/57	17	16,281
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	261	260,146
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	225,630
Government National Mortgage Association
2.00%, 08/20/50	129	109,514
2.00%, 12/20/50	358	303,210
2.00%, 01/20/51	522	442,791
2.00%, 02/20/51	768	651,069
2.00%, 10/20/51	387	327,878
2.00%, 12/20/51	930	788,057
2.00%, 02/20/52	2,197	1,861,607
2.00%, 04/20/52	424	358,981
2.00%, 03/19/56(j)	550	465,863
2.50%, 12/20/46	29	25,986
2.50%, 01/20/47	14	12,390
2.50%, 08/20/50	112	98,098
2.50%, 09/20/50	175	153,028
2.50%, 01/20/51	162	143,042
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/20/51	$572	$505,197
2.50%, 05/20/51	249	219,528
2.50%, 07/20/51	723	638,246
2.50%, 08/20/51	744	656,880
2.50%, 11/20/51	776	685,343
2.50%, 12/20/51	247	218,355
2.50%, 02/20/52	539	475,896
2.50%, 03/20/52	1,151	1,016,156
2.50%, 03/19/56(j)	400	352,923
3.00%, 03/20/45	25	23,322
3.00%, 05/20/45	55	51,363
3.00%, 07/20/45	48	44,202
3.00%, 10/20/45	5	4,807
3.00%, 11/20/45	165	153,565
3.00%, 12/20/45	15	14,017
3.00%, 01/20/46	8	7,331
3.00%, 02/20/46	18	16,862
3.00%, 03/20/46	44	40,547
3.00%, 05/20/46	22	20,092
3.00%, 06/20/46	15	14,354
3.00%, 07/20/46	13	12,130
3.00%, 08/20/46	70	65,514
3.00%, 09/20/46	42	38,780
3.00%, 11/20/46	178	165,564
3.00%, 12/20/46	64	59,872
3.00%, 02/20/47	14	13,087
3.00%, 06/20/47	21	19,083
3.00%, 11/20/47	83	77,048
3.00%, 02/20/48	14	12,970
3.00%, 04/20/49	267	248,157
3.00%, 09/20/49	11	10,390
3.00%, 01/20/50	82	75,059
3.00%, 02/20/50	87	80,318
3.00%, 07/20/50	37	34,223
3.00%, 08/20/50	50	45,803
3.00%, 06/20/51	36	32,947
3.00%, 10/20/51	8	6,992
3.00%, 11/20/51	250	229,692
3.00%, 02/20/52	21	19,250
3.00%, 03/20/52	403	366,425
3.00%, 06/20/52	984	902,583
3.00%, 09/20/52	248	227,617
3.00%, 03/19/56(j)	450	412,685
3.50%, 09/20/42	159	153,933
3.50%, 10/20/42	7	6,407
3.50%, 12/20/42	66	63,714
3.50%, 04/20/43	48	46,079
3.50%, 06/20/45	9	8,596
3.50%, 11/20/45	31	29,775
3.50%, 12/20/45	3	2,876
3.50%, 03/20/46	35	33,211
3.50%, 04/20/46	16	15,471
3.50%, 06/20/46	57	54,322
3.50%, 12/20/46	15	14,101
3.50%, 01/20/47	4	3,735
3.50%, 02/20/47	10	9,301
3.50%, 03/20/47	4	4,224
3.50%, 09/20/47	14	12,996
3.50%, 11/20/47	22	20,677
3.50%, 02/20/48	13	12,055
3.50%, 04/20/48	42	39,572
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/20/48	$31	$29,900
3.50%, 08/20/48	27	25,651
3.50%, 09/20/48	3	2,710
3.50%, 01/20/49	12	11,192
3.50%, 03/20/49	145	138,910
3.50%, 09/20/49	30	28,844
3.50%, 12/20/49	17	16,073
3.50%, 03/20/50	539	514,570
3.50%, 05/20/50	37	34,919
3.50%, 02/20/52	539	512,499
3.50%, 03/19/56(j)	1,394	1,308,165
4.00%, 04/20/47	58	56,733
4.00%, 06/20/47	39	38,014
4.00%, 07/20/47	102	100,217
4.00%, 11/20/47	21	20,347
4.00%, 03/20/48	27	26,100
4.00%, 04/20/48	12	12,197
4.00%, 05/15/48	5	5,272
4.00%, 05/20/48	32	31,293
4.00%, 08/20/48	34	33,820
4.00%, 09/20/48	14	13,558
4.00%, 11/20/48	76	74,665
4.00%, 01/20/50	181	176,832
4.00%, 02/20/50	46	45,415
4.00%, 12/20/52	81	78,502
4.00%, 03/19/56(j)	1,425	1,370,670
4.50%, 07/20/41	35	35,630
4.50%, 10/20/46	31	31,829
4.50%, 06/20/47	3	3,480
4.50%, 04/20/48	8	8,277
4.50%, 06/20/48	4	3,976
4.50%, 08/20/48	31	31,376
4.50%, 10/20/48	60	60,515
4.50%, 12/20/48	12	11,287
4.50%, 03/20/49	113	113,677
4.50%, 06/20/49	55	54,967
4.50%, 07/20/49	14	14,441
4.50%, 08/20/49	3	3,389
4.50%, 07/20/52	525	523,168
4.50%, 08/20/52	131	130,725
4.50%, 10/20/54	464	459,379
4.50%, 11/20/54	530	524,713
4.50%, 03/19/56(j)	1,025	1,012,908
5.00%, 04/20/48	9	9,395
5.00%, 05/20/48	17	17,291
5.00%, 11/20/48	3	3,072
5.00%, 12/20/48	19	19,069
5.00%, 01/20/49	26	26,329
5.00%, 05/20/49	2	2,351
5.00%, 06/20/49	72	73,714
5.00%, 07/20/52	21	21,626
5.00%, 12/20/52	592	597,671
5.00%, 01/20/53	146	147,372
5.00%, 04/20/53	160	161,757
5.00%, 11/20/53	279	281,324
5.00%, 09/20/54	147	147,259
5.00%, 10/20/54	142	142,512
5.00%, 11/20/54	511	514,067
5.00%, 12/20/54	582	584,656
5.00%, 02/20/55	417	419,072
5.00%, 08/20/55	174	174,436
35
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/19/56(j)	$1,000	$1,003,393
5.50%, 12/20/52	88	90,276
5.50%, 01/20/53	268	274,157
5.50%, 03/20/53	176	179,401
5.50%, 04/20/53	125	127,344
5.50%, 05/20/53	84	85,591
5.50%, 06/20/53	19	19,489
5.50%, 07/20/53	117	119,914
5.50%, 09/20/53	501	511,401
5.50%, 04/20/54	240	244,382
5.50%, 10/20/54	396	402,233
5.50%, 12/20/54	77	78,084
5.50%, 06/20/55	68	68,645
5.50%, 07/20/55	294	298,148
5.50%, 10/20/55	99	100,343
5.50%, 01/20/56	499	506,864
5.50%, 02/20/56	263	266,988
5.50%, 03/19/56(j)	1,478	1,496,861
6.00%, 09/20/53	92	94,423
6.00%, 10/20/53	139	143,287
6.00%, 07/20/54	283	290,073
6.00%, 08/20/54	817	836,644
6.00%, 07/20/55	150	153,570
6.00%, 09/20/55	133	135,472
6.00%, 03/19/56(j)	625	637,537
6.50%, 10/20/53	16	17,077
6.50%, 03/15/55(j)	1,075	1,117,608
6.50%, 08/20/55	56	58,584
6.50%, 09/20/55	365	379,609
6.50%, 11/20/55	50	51,613
6.50%, 12/20/55	60	62,149
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,229
1.50%, 02/01/37	82	74,822
1.50%, 03/01/37	55	50,396
1.50%, 04/01/37	6	5,912
1.50%, 03/17/41(j)	300	273,541
1.50%, 11/01/50	157	124,962
1.50%, 01/01/51	359	285,718
1.50%, 07/01/51	117	93,368
1.50%, 11/01/51	154	122,455
2.00%, 12/01/35	23	21,833
2.00%, 02/01/36	126	118,514
2.00%, 03/01/36	14	12,802
2.00%, 05/01/36	91	84,668
2.00%, 08/01/36	14	13,273
2.00%, 09/01/36	71	66,412
2.00%, 11/01/36	16	14,584
2.00%, 01/01/37	15	14,332
2.00%, 02/01/37	137	128,094
2.00%, 04/01/37	45	41,875
2.00%, 07/01/38	94	87,213
2.00%, 03/17/41(j)	1,061	988,769
2.00%, 05/01/50	186	158,163
2.00%, 07/01/50	196	163,985
2.00%, 09/01/50	717	600,780
2.00%, 10/01/50	246	207,044
2.00%, 12/01/50	1,203	1,014,979
2.00%, 01/01/51	200	169,284
2.00%, 02/01/51	785	656,965
2.00%, 03/01/51	595	499,014
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 04/01/51	$2,809	$2,347,263
2.00%, 05/01/51	69	58,258
2.00%, 06/01/51	200	167,652
2.00%, 07/01/51	780	651,662
2.00%, 08/01/51	180	151,018
2.00%, 10/01/51	2,124	1,775,616
2.00%, 11/01/51	187	157,539
2.00%, 12/01/51	430	358,085
2.00%, 01/01/52	774	646,396
2.00%, 02/01/52	1,149	956,185
2.00%, 03/01/52	1,191	992,621
2.00%, 04/01/52	2,542	2,117,526
2.00%, 05/01/52	4,178	3,480,264
2.00%, 10/01/52	2,937	2,445,524
2.00%, 03/12/56(j)	3,250	2,691,760
2.50%, 04/01/32	14	13,423
2.50%, 07/01/35	19	17,928
2.50%, 10/01/35	41	39,041
2.50%, 05/01/36	24	23,025
2.50%, 07/01/36	63	60,427
2.50%, 03/17/41(j)	475	452,816
2.50%, 04/01/47	27	23,926
2.50%, 06/01/50	44	38,478
2.50%, 07/01/50	54	47,468
2.50%, 08/01/50	80	70,928
2.50%, 09/01/50	474	417,199
2.50%, 10/01/50	336	296,627
2.50%, 11/01/50	999	876,571
2.50%, 12/01/50	38	33,580
2.50%, 01/01/51	57	49,892
2.50%, 02/01/51	424	370,825
2.50%, 04/01/51	39	34,094
2.50%, 07/01/51	1,233	1,076,692
2.50%, 08/01/51	35	30,471
2.50%, 09/01/51	1,706	1,483,351
2.50%, 11/01/51	95	82,958
2.50%, 12/01/51	2,460	2,145,144
2.50%, 01/01/52	3,328	2,906,009
2.50%, 03/01/52	52	45,162
2.50%, 04/01/52	2,529	2,203,773
2.50%, 05/01/52	1,241	1,080,221
2.50%, 07/01/52	900	783,976
2.50%, 08/01/52	1,025	892,547
2.50%, 03/12/56(j)	1,150	996,236
3.00%, 03/01/30	11	11,251
3.00%, 01/01/31	12	11,781
3.00%, 02/01/31	3	3,353
3.00%, 02/01/32	4	3,806
3.00%, 06/01/32	4	3,635
3.00%, 11/01/32	5	4,732
3.00%, 12/01/32	4	3,489
3.00%, 01/01/33	4	3,641
3.00%, 02/01/33	4	4,252
3.00%, 09/01/34	33	31,817
3.00%, 12/01/34	30	29,083
3.00%, 04/01/35	179	174,317
3.00%, 03/17/41(j)	175	169,419
3.00%, 11/01/42	4	3,393
3.00%, 09/01/43	5	4,569
3.00%, 01/01/44	7	6,609
3.00%, 10/01/44	80	75,006
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/45	$42	$39,011
3.00%, 05/01/45	20	18,662
3.00%, 07/01/46	223	207,491
3.00%, 08/01/46	18	16,434
3.00%, 11/01/46	151	139,446
3.00%, 12/01/46	32	30,332
3.00%, 01/01/47	48	44,128
3.00%, 02/01/47	149	138,230
3.00%, 03/01/47	82	76,052
3.00%, 07/01/47	41	38,236
3.00%, 08/01/47	6	5,525
3.00%, 12/01/47	32	29,522
3.00%, 03/01/48	14	12,681
3.00%, 11/01/48	48	44,637
3.00%, 02/01/49	689	640,530
3.00%, 09/01/49	80	73,866
3.00%, 11/01/49	6	5,767
3.00%, 12/01/49	684	625,738
3.00%, 02/01/50	796	727,213
3.00%, 06/01/50	80	73,001
3.00%, 07/01/50	67	61,670
3.00%, 08/01/50	24	21,996
3.00%, 05/01/51	260	240,507
3.00%, 06/01/51	903	823,703
3.00%, 07/01/51	230	210,667
3.00%, 08/01/51	100	91,725
3.00%, 11/01/51	81	74,029
3.00%, 03/01/52	693	633,196
3.00%, 04/01/52	552	503,299
3.00%, 05/01/52	1,132	1,027,803
3.00%, 03/12/56(j)	2,575	2,328,284
3.50%, 03/01/33	5	4,891
3.50%, 04/01/33	7	6,563
3.50%, 05/01/33	4	4,450
3.50%, 02/01/34	13	12,493
3.50%, 07/01/34	1	1,412
3.50%, 08/01/34	5	4,907
3.50%, 03/17/41(j)	75	73,344
3.50%, 02/01/45	8	8,044
3.50%, 01/01/46	12	12,302
3.50%, 03/01/46	37	35,415
3.50%, 07/01/46	6	5,533
3.50%, 08/01/46	196	188,660
3.50%, 10/01/46	42	39,902
3.50%, 12/01/46	43	41,375
3.50%, 01/01/47	53	50,022
3.50%, 02/01/47	17	15,710
3.50%, 05/01/47	12	11,318
3.50%, 08/01/47	9	9,048
3.50%, 11/01/47	8	7,247
3.50%, 01/01/48	282	269,180
3.50%, 02/01/48	108	103,285
3.50%, 03/01/48	4	3,593
3.50%, 04/01/48	31	28,971
3.50%, 05/01/48	9	8,929
3.50%, 06/01/48	23	21,884
3.50%, 11/01/48	8	8,081
3.50%, 01/01/49	41	39,294
3.50%, 04/01/49	7	6,403
3.50%, 06/01/49	68	65,086
3.50%, 07/01/49	29	27,663
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/49	$485	$462,914
3.50%, 05/01/50	131	124,913
3.50%, 06/01/50	829	788,420
3.50%, 07/01/50	102	96,928
3.50%, 02/01/51	343	326,676
3.50%, 04/01/52	89	84,380
3.50%, 06/01/52	391	372,571
3.50%, 07/01/52	841	795,407
3.50%, 03/12/56(j)	2,675	2,520,600
4.00%, 07/01/32	0 (k)	199
4.00%, 05/01/33	3	2,931
4.00%, 06/01/33	3	2,838
4.00%, 07/01/33	2	1,907
4.00%, 12/01/33	0 (k)	140
4.00%, 08/01/37	3	3,177
4.00%, 09/01/37	5	5,010
4.00%, 11/01/37	6	6,009
4.00%, 02/01/38	3	2,666
4.00%, 06/01/38	4	3,665
4.00%, 11/01/38	1	1,330
4.00%, 12/01/39	46	46,388
4.00%, 03/15/40(j)	394	390,597
4.00%, 01/01/45	31	31,368
4.00%, 03/01/45	5	5,202
4.00%, 06/01/45	13	13,222
4.00%, 06/01/46	56	55,947
4.00%, 07/01/46	128	125,721
4.00%, 10/01/46	6	6,364
4.00%, 02/01/47	4	3,775
4.00%, 08/01/47	2	2,434
4.00%, 09/01/47	28	26,797
4.00%, 10/01/47	39	38,215
4.00%, 01/01/48	35	34,125
4.00%, 09/01/48	153	149,846
4.00%, 10/01/48	14	14,142
4.00%, 11/01/48	18	18,121
4.00%, 12/01/48	9	9,271
4.00%, 01/01/49	383	376,568
4.00%, 02/01/49	5	4,487
4.00%, 03/01/49	21	20,560
4.00%, 04/01/49	32	31,601
4.00%, 05/01/49	19	19,211
4.00%, 06/01/49	43	42,800
4.00%, 07/01/49	99	97,501
4.00%, 12/01/49	14	13,975
4.00%, 02/01/50	3	3,313
4.00%, 04/01/50	155	152,198
4.00%, 05/01/50	16	15,971
4.00%, 03/01/51	158	154,999
4.00%, 04/01/52	58	56,385
4.00%, 05/01/52	75	73,687
4.00%, 07/01/52	747	727,701
4.00%, 08/01/52	102	98,980
4.00%, 10/01/52	395	387,230
4.00%, 02/01/53	448	440,724
4.00%, 06/01/54	749	727,832
4.00%, 03/12/56(j)	2,671	2,595,713
4.50%, 01/01/44	81	82,353
4.50%, 02/01/46	12	11,788
4.50%, 04/01/47	5	5,330
4.50%, 10/01/47	12	12,007
37
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/48	$8	$8,174
4.50%, 06/01/48	7	7,066
4.50%, 07/01/48	1	1,463
4.50%, 08/01/48	20	19,794
4.50%, 10/01/48	25	24,810
4.50%, 11/01/48	31	31,367
4.50%, 12/01/48	40	40,298
4.50%, 01/01/49	14	14,523
4.50%, 02/01/49	42	42,295
4.50%, 04/01/49	57	57,141
4.50%, 05/01/49	19	19,932
4.50%, 09/01/50	157	157,071
4.50%, 06/01/52	171	169,612
4.50%, 08/01/52	94	93,751
4.50%, 09/01/52	477	474,895
4.50%, 10/01/52	229	228,967
4.50%, 11/01/52	143	142,332
4.50%, 12/01/52	674	671,082
4.50%, 08/01/53	132	131,664
4.50%, 11/01/53	196	194,683
4.50%, 03/12/56(j)	1,949	1,927,269
5.00%, 03/01/48	4	3,779
5.00%, 04/01/48	10	10,617
5.00%, 05/01/48	7	7,318
5.00%, 07/01/48	9	9,043
5.00%, 01/01/49	7	6,885
5.00%, 04/01/49	11	11,797
5.00%, 08/01/52	37	38,047
5.00%, 09/01/52	112	113,830
5.00%, 10/01/52	360	363,349
5.00%, 11/01/52	134	135,590
5.00%, 12/01/52	112	114,153
5.00%, 01/01/53	77	78,004
5.00%, 03/01/53	56	56,864
5.00%, 06/01/53	175	178,393
5.00%, 04/01/54	632	637,821
5.00%, 10/01/54	929	933,630
5.00%, 11/01/54	2,814	2,830,379
5.00%, 12/01/54	71	71,536
5.00%, 01/01/55	148	149,067
5.00%, 12/01/55	107	108,262
5.00%, 01/01/56	1,078	1,089,398
5.00%, 03/15/56(j)	925	929,149
5.50%, 01/01/47	9	8,923
5.50%, 09/01/52	54	56,252
5.50%, 11/01/52	81	83,534
5.50%, 12/01/52	223	230,788
5.50%, 01/01/53	233	242,190
5.50%, 02/01/53	270	278,222
5.50%, 03/01/53	381	390,887
5.50%, 04/01/53	609	628,363
5.50%, 05/01/53	442	451,866
5.50%, 06/01/53	41	42,248
5.50%, 08/01/53	195	198,846
5.50%, 03/01/54	704	718,175
5.50%, 05/01/54	280	285,621
5.50%, 06/01/54	206	209,902
5.50%, 08/01/54	626	640,664
5.50%, 10/01/54	335	340,262
5.50%, 11/01/54	659	675,594
5.50%, 01/01/55	569	585,682
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/01/55	$997	$1,028,363
5.50%, 05/01/55	439	448,118
5.50%, 09/01/55	1,628	1,668,650
5.50%, 10/01/55	54	55,602
5.50%, 11/01/55	88	89,461
5.50%, 01/01/56	80	82,133
5.50%, 03/12/56(j)	1,500	1,524,049
6.00%, 02/01/49	19	20,099
6.00%, 12/01/52	59	61,121
6.00%, 01/01/53	50	53,093
6.00%, 06/01/53	30	30,720
6.00%, 07/01/53	1,034	1,072,967
6.00%, 08/01/53	583	609,293
6.00%, 09/01/53	237	246,543
6.00%, 11/01/53	211	218,096
6.00%, 12/01/53	98	102,085
6.00%, 02/01/54	41	42,617
6.00%, 05/01/54	734	762,013
6.00%, 06/01/54	316	327,096
6.00%, 08/01/54	563	579,746
6.00%, 09/01/54	673	696,248
6.00%, 02/01/55	367	379,593
6.00%, 03/15/55(j)	400	410,275
6.00%, 04/01/55	222	231,281
6.00%, 05/01/55	319	328,157
6.00%, 06/01/55	676	699,148
6.00%, 07/01/55	238	243,910
6.00%, 08/01/55	603	620,684
6.00%, 09/01/55	1,079	1,120,790
6.00%, 10/01/55	459	477,320
6.50%, 10/01/53	33	34,580
6.50%, 11/01/53	293	305,121
6.50%, 12/01/53	296	310,192
6.50%, 01/01/54	176	184,927
6.50%, 02/01/54	197	207,727
6.50%, 03/01/54	1,198	1,259,137
6.50%, 04/01/54	151	159,372
6.50%, 05/01/54	101	106,425
6.50%, 08/01/54	203	212,647
6.50%, 09/01/54	76	79,350
6.50%, 01/01/55	167	175,734
6.50%, 03/15/55(j)	125	129,826
6.50%, 04/01/55	672	702,320
6.50%, 07/01/55	72	75,268
		139,534,795
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	57,123
U.S. Government Obligations — 21.7%
U.S. Treasury Notes
1.25%, 08/15/31	2,713	2,401,429
1.38%, 11/15/31	2,500	2,213,281
1.63%, 05/15/31	2,203	2,002,148
1.88%, 02/15/32	2,070	1,875,614
2.75%, 08/15/32	1,490	1,410,495
2.88%, 05/15/32	2,750	2,630,332
3.38%, 05/15/33	1,879	1,835,255
3.50%, 02/15/33	1,700	1,676,625
3.63%, 09/30/31	550	550,902
3.75%, 08/31/31	1,010	1,018,206
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 10/31/32	$700	$702,078
3.75%, 11/30/32	719	720,910
3.88%, 08/31/32	870	879,652
3.88%, 09/30/32	526	531,589
3.88%, 12/31/32	280	282,756
3.88%, 08/15/33	2,149	2,164,446
3.88%, 08/15/34	2,188	2,191,077
4.00%, 04/30/32	797	812,317
4.00%, 06/30/32	736	749,858
4.00%, 07/31/32	635	646,757
4.00%, 01/31/33	405	411,961
4.00%, 02/15/34	2,405	2,436,566
4.00%, 11/15/35	3,187	3,198,453
4.13%, 03/31/31	250	256,719
4.13%, 07/31/31	750	770,391
4.13%, 10/31/31	818	839,792
4.13%, 11/30/31	650	667,316
4.13%, 02/29/32	833	854,866
4.13%, 03/31/32	1,122	1,151,452
4.13%, 05/31/32	917	940,785
4.13%, 11/15/32	1,629	1,669,725
4.13%, 02/15/36	1,220	1,236,203
4.25%, 06/30/31	936	966,932
4.25%, 11/15/34	2,283	2,345,782
4.25%, 05/15/35	2,164	2,219,452
4.25%, 08/15/35	2,159	2,212,638
4.38%, 01/31/32	833	865,995
4.38%, 05/15/34	3,295	3,421,137
4.50%, 12/31/31	790	826,538
4.50%, 11/15/33	2,249	2,355,827
4.63%, 04/30/31	1,456	1,529,482
4.63%, 05/31/31	928	974,980
4.63%, 02/15/35	2,777	2,929,735
		62,378,454
Total U.S. Government & Agency Obligations — 70.4% (Cost: $202,485,186)		201,970,372
Total Long-Term Investments — 98.7% (Cost: $281,471,898)		282,980,297
	Shares
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(l)(m)	28,364,353	28,378,535
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(l)(m)(n)	1,943,712	$1,943,712
Total Short-Term Securities — 10.6% (Cost: $30,313,481)		30,322,247
Total Investments Before TBA Sales Commitments — 109.3% (Cost: $311,785,379)		313,302,544
	Par (000)
TBA Sales Commitments(j)
Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 5.50%, 03/12/56	$(175)	(177,806)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(177,379))		(177,806)
Total Investments, Net of TBA Sales Commitments — 109.2% (Cost: $311,608,000)		313,124,738
Liabilities in Excess of Other Assets — (9.2)%		(26,421,851)
Net Assets — 100.0%		$286,702,887

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represents or includes a TBA transaction.
(k)	Rounds to less than 1,000.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
39
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 5-10 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,457,512	$—	$(79,252)(a)	$491	$(216)	$28,378,535	28,364,353	$1,291,964	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,313,962	629,750 (a)	—	—	—	1,943,712	1,943,712	14,209 (b)	—
				$491	$(216)	$30,322,247		$1,306,173	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,867,717	$—	$1,867,717
Corporate Bonds & Notes	—	67,099,043	—	67,099,043
Foreign Government Obligations	—	11,705,181	—	11,705,181
Municipal Debt Obligations	—	337,984	—	337,984
U.S. Government & Agency Obligations	—	201,970,372	—	201,970,372
Short-Term Securities
Money Market Funds	30,322,247	—	—	30,322,247
Liabilities
Investments
TBA Sales Commitments	—	(177,806)	—	(177,806)
	$30,322,247	$282,802,491	$—	$313,124,738
See notes to financial statements.
Schedule of Investments
40

Schedule of Investments
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$113,842
Total Asset-Backed Securities — 0.0% (Cost: $108,913)		113,842
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 5.40%, 10/01/48(a)	19	17,265
Aerospace & Defense — 1.1%
Airbus SE, 3.95%, 04/10/47(b)	40	33,440
BAE Systems Holdings, Inc., 4.75%, 10/07/44(b)	85	80,225
BAE Systems PLC
3.00%, 09/15/50(b)	50	34,359
5.80%, 10/11/41(b)	60	63,854
Boeing Co.(The)
3.38%, 06/15/46	85	61,530
3.50%, 03/01/39	40	33,515
3.55%, 03/01/38	45	38,752
3.63%, 03/01/48	35	25,613
3.65%, 03/01/47	30	22,382
3.75%, 02/01/50	120	89,087
3.83%, 03/01/59	35	24,730
3.85%, 11/01/48	35	26,650
3.90%, 05/01/49	100	76,339
3.95%, 08/01/59	100	71,666
5.71%, 05/01/40	295	306,996
5.81%, 05/01/50	510	511,521
5.88%, 02/15/40	55	57,721
5.93%, 05/01/60	340	341,313
6.63%, 02/15/38	40	45,178
6.86%, 05/01/54	220	252,435
6.88%, 03/15/39	65	74,453
7.01%, 05/01/64	140	162,651
Embraer Netherlands Finance BV, 5.40%, 01/09/38	100	100,144
General Dynamics Corp.
2.85%, 06/01/41	25	19,254
3.60%, 11/15/42	41	34,140
4.25%, 04/01/40	95	88,408
4.25%, 04/01/50	145	125,410
General Electric Co.
4.50%, 03/11/44	50	46,063
5.88%, 01/14/38	75	82,408
6.88%, 01/10/39	60	71,399
Howmet Aerospace, Inc., 5.95%, 02/01/37	90	98,246
L3Harris Technologies, Inc.
5.05%, 04/27/45	65	63,159
5.50%, 08/15/54	55	54,577
5.60%, 07/31/53	50	50,275
6.15%, 12/15/40	55	60,784
Lockheed Martin Corp.
2.80%, 06/15/50	145	94,301
3.80%, 03/01/45	115	94,296
4.07%, 12/15/42	155	135,557
4.09%, 09/15/52	147	119,251
4.15%, 06/15/53	135	110,282
4.30%, 06/15/62	75	60,626
4.50%, 05/15/36	70	69,802
4.70%, 05/15/46	147	135,678
5.20%, 02/15/55(a)	75	72,194
Security	Par (000)	Value
Aerospace & Defense (continued)
5.20%, 02/15/64	$10	$9,419
5.70%, 11/15/54	125	129,082
5.72%, 06/01/40	55	60,180
5.90%, 11/15/63	50	52,683
Series B, 6.15%, 09/01/36	50	56,148
Northrop Grumman Corp.
3.85%, 04/15/45	70	57,272
4.03%, 10/15/47	243	199,660
4.75%, 06/01/43	118	110,990
4.95%, 03/15/53	110	101,148
5.05%, 11/15/40	40	40,182
5.15%, 05/01/40	60	60,681
5.20%, 06/01/54(a)	110	104,862
5.25%, 05/01/50	100	96,674
RTX Corp.
2.82%, 09/01/51	90	57,458
3.03%, 03/15/52	130	86,396
3.13%, 07/01/50	115	79,022
3.75%, 11/01/46	125	99,049
4.05%, 05/04/47	55	45,460
4.15%, 05/15/45	51	43,440
4.35%, 04/15/47	115	99,530
4.45%, 11/16/38	55	52,375
4.50%, 06/01/42	350	321,775
4.63%, 11/16/48	180	160,368
4.70%, 12/15/41	60	57,045
4.80%, 12/15/43	55	51,574
4.88%, 10/15/40	36	35,394
5.38%, 02/27/53	110	107,311
5.70%, 04/15/40	30	31,887
6.05%, 06/01/36	70	77,647
6.13%, 07/15/38	65	72,160
6.40%, 03/15/54	175	195,657
		6,973,193
Agriculture — 0.5%
Altria Group, Inc.
3.40%, 02/04/41	150	117,541
3.70%, 02/04/51	135	96,625
3.88%, 09/16/46	125	96,306
4.00%, 02/04/61	110	80,487
4.25%, 08/09/42	68	57,617
4.45%, 05/06/50	70	56,739
4.50%, 05/02/43	80	69,219
5.38%, 01/31/44	195	188,412
5.80%, 02/14/39	205	213,146
5.95%, 02/14/49	205	207,473
Archer-Daniels-Midland Co.
2.70%, 09/15/51	85	53,228
3.75%, 09/15/47	65	52,008
4.02%, 04/16/43	35	30,108
4.50%, 03/15/49	60	52,673
4.54%, 03/26/42	37	34,289
BAT Capital Corp.
4.39%, 08/15/37	240	224,446
4.54%, 08/15/47	202	170,166
4.76%, 09/06/49	120	102,839
5.28%, 04/02/50	50	45,864
5.65%, 03/16/52	70	67,077
6.25%, 08/15/55	70	72,719
7.08%, 08/02/43	80	90,985
7.08%, 08/02/53	95	108,792
41
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Cargill, Inc.
3.13%, 05/25/51(b)	$80	$55,291
3.88%, 05/23/49(b)	40	31,747
4.38%, 04/22/52(b)	55	46,902
4.76%, 11/23/45(b)	55	50,555
5.38%, 10/23/55(b)	60	58,467
Philip Morris International, Inc.
3.88%, 08/21/42	89	74,508
4.13%, 03/04/43	90	77,780
4.25%, 11/10/44	135	116,604
4.38%, 11/15/41	77	69,384
4.50%, 03/20/42	55	50,145
4.88%, 11/15/43	85	79,491
6.38%, 05/16/38	95	106,846
Reynolds American, Inc.
5.85%, 08/15/45	225	224,913
6.15%, 09/15/43	60	62,382
7.25%, 06/15/37	61	71,316
		3,465,090
Airlines — 0.0%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	25	25,117
United Airlines Pass-Through Trust, Series AA, 5.45%, 08/15/38	5	4,886
		30,003
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	100	82,362
3.38%, 11/01/46	55	41,443
3.38%, 03/27/50	160	117,053
3.63%, 05/01/43	55	44,642
3.88%, 11/01/45	100	82,164
VF Corp., 6.45%, 11/01/37	35	34,679
		402,343
Auto Manufacturers — 0.2%
Cummins, Inc.
2.60%, 09/01/50	65	40,428
4.88%, 10/01/43	76	73,816
5.45%, 02/20/54	70	69,854
Ford Motor Co.
4.75%, 01/15/43	215	172,922
5.29%, 12/08/46	145	123,722
7.40%, 11/01/46	20	21,855
General Motors Co.
5.15%, 04/01/38	110	107,178
5.20%, 04/01/45	100	91,132
5.40%, 04/01/48(a)	85	78,329
5.95%, 04/01/49	85	83,708
6.25%, 10/02/43	153	156,963
6.60%, 04/01/36	100	109,717
6.75%, 04/01/46	75	81,063
		1,210,687
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	165	107,515
4.15%, 05/01/52	105	81,555
4.40%, 10/01/46	20	16,681
5.40%, 03/15/49	45	42,308
BorgWarner, Inc., 4.38%, 03/15/45	66	56,220
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$25	$17,443
5.25%, 05/15/49(a)	75	69,247
		390,969
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	489	363,108
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	100	64,517
2.97%, 07/21/52, (1-day SOFR + 1.56%)(c)	195	128,822
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	340	270,261
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	145	116,783
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	153	137,519
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	550	445,856
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	210	196,639
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	256	217,065
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	215	188,479
4.88%, 04/01/44	20	19,297
5.00%, 01/21/44	190	184,615
5.88%, 02/07/42	160	172,079
6.11%, 01/29/37	120	129,655
7.75%, 05/14/38	175	214,430
Series L, 4.75%, 04/21/45(a)	65	59,585
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	105	76,503
Bank of America N.A., 6.00%, 10/15/36	85	92,211
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	200	155,751
3.81%, 03/10/42, (1-year CMT + 1.70%)(c)	10	8,118
4.95%, 01/10/47	200	186,531
5.25%, 08/17/45	200	195,026
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	65	66,898
BNP Paribas SA, 2.82%, 01/26/41(b)	100	73,361
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	130	96,741
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	105	93,588
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	100	85,682
4.65%, 07/30/45	112	102,232
4.65%, 07/23/48	265	236,563
4.75%, 05/18/46	195	173,538
5.30%, 05/06/44	95	92,141
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	137	137,492
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	220	220,940
5.88%, 01/30/42	120	126,903
6.68%, 09/13/43	115	129,736
8.13%, 07/15/39	196	252,303
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	200	159,729
3.74%, 09/12/39(b)	205	175,389
3.90%, 07/12/47(b)	200	167,359
Cooperatieve Rabobank UA
5.25%, 05/24/41	90	91,125
5.25%, 08/04/45	250	238,853
5.75%, 12/01/43	45	45,821
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp, 8.25%, 03/01/38	$97	$120,182
Goldman Sachs Group, Inc.(The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	140	103,533
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	245	188,762
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	220	172,489
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	250	225,919
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	171	159,068
4.75%, 10/21/45	185	167,655
4.80%, 07/08/44	186	171,750
5.15%, 05/22/45	240	225,755
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	450	447,656
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	305	305,472
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	205	207,887
6.25%, 02/01/41	231	252,570
6.45%, 05/01/36	80	88,131
6.75%, 10/01/37	513	574,902
HSBC Holdings PLC
5.25%, 03/14/44	200	196,468
6.10%, 01/14/42	115	125,551
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	315	348,576
6.50%, 09/15/37	245	269,645
6.80%, 06/01/38	100	112,047
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(c)	80	70,938
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(c)	105	128,064
7.80%, 11/28/53(b)	225	280,527
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	132	96,198
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	160	126,637
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	236	161,813
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	220	171,935
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	290	207,245
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	267	241,860
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	145	116,501
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	325	264,861
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	100	82,727
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	210	180,417
4.85%, 02/01/44	115	110,259
4.95%, 06/01/45	145	137,576
5.40%, 01/06/42	145	148,498
5.50%, 10/15/40	146	153,754
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	250	255,284
5.60%, 07/15/41	160	167,334
5.63%, 08/16/43	145	149,445
6.40%, 05/15/38	225	256,039
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(d)	315	198,732
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(c)	30	22,714
4.34%, 01/09/48	220	186,441
5.30%, 12/01/45	200	192,897
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	$200	$177,442
4.15%, 03/07/39(a)	106	99,634
4.29%, 07/26/38(a)	80	76,761
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	210	134,591
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	200	157,648
3.97%, 07/22/38(c)	220	199,720
4.30%, 01/27/45	255	222,251
4.38%, 01/22/47	210	182,350
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	122	115,553
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	255	254,457
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	201	203,224
6.38%, 07/24/42	217	242,271
Regions Financial Corp., 7.38%, 12/10/37	15	17,534
Societe Generale SA
3.63%, 03/01/41(b)	200	152,669
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(c)	115	89,733
5.63%, 11/24/45(b)	10	9,642
7.13%, 01/19/55, (1-year CMT + 2.95%)(b)(c)	100	107,074
7.37%, 01/10/53(b)	100	109,547
Standard Chartered PLC
5.30%, 01/09/43(b)	20	19,534
5.70%, 03/26/44(b)	200	200,124
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	200	143,559
2.93%, 09/17/41	75	56,551
3.05%, 01/14/42	50	39,037
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	200	203,796
5.84%, 07/09/44	95	99,222
6.18%, 07/13/43	90	99,462
UBS AG/London, 4.50%, 06/26/48	200	175,863
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(b)(c)	210	161,012
4.88%, 05/15/45	225	210,067
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(c)	20	19,905
5.20%, 08/10/37, (1-day SOFR + 1.34%)(b)(c)	200	201,903
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(b)(c)	200	198,308
5.53%, 05/06/47, (1-day SOFR + 1.49%)(b)(c)	25	25,043
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	310	241,802
3.90%, 05/01/45	210	171,661
4.40%, 06/14/46	215	180,849
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	365	314,541
4.65%, 11/04/44	125	109,864
4.75%, 12/07/46	200	176,893
4.90%, 11/17/45	213	191,829
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	550	502,860
5.38%, 11/02/43	211	205,925
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	200	198,141
5.61%, 01/15/44	250	248,729
5.95%, 12/01/86	55	58,265
Wells Fargo Bank NA, 6.60%, 01/15/38	250	282,931
Westpac Banking Corp.
2.96%, 11/16/40	70	54,511
3.13%, 11/18/41	65	50,158
4.42%, 07/24/39	95	88,810
		22,445,214
43
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	$885	$832,217
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	95	87,452
4.90%, 02/01/46	145	135,598
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	40	33,583
4.38%, 04/15/38	95	91,393
4.44%, 10/06/48	166	145,600
4.50%, 06/01/50	45	41,683
4.60%, 04/15/48	46	40,918
4.75%, 04/15/58	45	40,122
4.95%, 01/15/42	140	135,918
5.45%, 01/23/39	185	193,976
5.55%, 01/23/49	385	387,380
5.80%, 01/23/59	195	202,366
8.00%, 11/15/39	35	45,341
8.20%, 01/15/39	145	188,910
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(b)	100	98,860
Brown-Forman Corp.
4.00%, 04/15/38	60	55,134
4.50%, 07/15/45	47	41,868
Coca-Cola Co.(The)
2.50%, 06/01/40	131	99,399
2.50%, 03/15/51	155	95,377
2.60%, 06/01/50	180	114,229
2.75%, 06/01/60	120	71,770
2.88%, 05/05/41	85	66,509
3.00%, 03/05/51	170	115,749
4.20%, 03/25/50	75	64,424
5.20%, 01/14/55	95	93,099
5.30%, 05/13/54	105	104,299
5.40%, 05/13/64	130	128,565
Constellation Brands, Inc.
3.75%, 05/01/50	65	49,010
4.10%, 02/15/48	65	52,353
4.50%, 05/09/47	45	38,683
5.25%, 11/15/48	50	47,084
Diageo Capital PLC
3.88%, 04/29/43	60	50,144
5.88%, 09/30/36	70	76,459
Diageo Investment Corp., 4.25%, 05/11/42	47	41,690
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	150	113,673
4.38%, 05/10/43	15	13,518
Heineken NV
4.00%, 10/01/42(b)	20	17,192
4.35%, 03/29/47(b)	90	77,553
Keurig Dr Pepper, Inc.
3.35%, 03/15/51	55	37,301
3.80%, 05/01/50	40	29,511
4.42%, 12/15/46	50	41,568
4.50%, 11/15/45	50	42,726
4.50%, 04/15/52	95	78,534
5.09%, 05/25/48	45	40,950
Molson Coors Beverage Co.
4.20%, 07/15/46	184	149,515
5.00%, 05/01/42	110	103,034
PepsiCo, Inc.
2.63%, 10/21/41	90	66,964
2.75%, 10/21/51	85	54,738
Security	Par (000)	Value
Beverages (continued)
2.88%, 10/15/49	$35	$23,606
3.38%, 07/29/49	42	31,039
3.45%, 10/06/46	110	85,492
3.50%, 03/19/40	35	30,179
3.60%, 08/13/42	20	16,605
3.63%, 03/19/50	109	84,022
3.88%, 03/19/60	70	54,211
4.00%, 03/05/42	90	79,035
4.00%, 05/02/47	75	62,849
4.20%, 07/18/52	65	54,603
4.25%, 10/22/44	20	17,678
4.45%, 04/14/46	70	63,394
4.65%, 02/15/53	45	40,558
4.88%, 11/01/40	60	59,996
5.25%, 07/17/54	75	74,467
5.50%, 01/15/40	20	21,285
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(b)	40	24,828
Pernod Ricard SA, 5.50%, 01/15/42(b)	10	10,070
		5,807,856
Biotechnology — 0.7%
Amgen, Inc.
2.77%, 09/01/53	122	74,361
2.80%, 08/15/41	70	52,391
3.00%, 01/15/52	90	60,069
3.15%, 02/21/40	175	140,570
3.38%, 02/21/50	170	123,712
4.20%, 02/22/52	65	52,565
4.40%, 05/01/45	180	157,202
4.40%, 02/22/62	110	87,915
4.56%, 06/15/48	145	126,511
4.66%, 06/15/51	360	314,655
4.88%, 03/01/53	110	98,073
4.95%, 10/01/41	86	82,605
5.15%, 11/15/41	96	94,112
5.50%, 02/19/46	100	99,440
5.60%, 03/02/43	210	214,740
5.65%, 06/15/42	55	56,876
5.65%, 03/02/53	380	379,246
5.75%, 03/02/63	230	227,616
6.38%, 06/01/37	62	69,756
6.40%, 02/01/39	30	33,583
Biogen, Inc.
3.15%, 05/01/50	150	98,697
3.25%, 02/15/51	54	35,819
5.20%, 09/15/45	125	117,146
6.45%, 05/15/55	50	53,431
CSL Finance PLC
4.63%, 04/27/42(b)	30	27,609
4.75%, 04/27/52(b)	115	101,629
4.95%, 04/27/62(b)	50	44,514
5.42%, 04/03/54(b)	80	77,884
Gilead Sciences, Inc.
2.60%, 10/01/40	75	56,129
2.80%, 10/01/50	170	109,116
4.00%, 09/01/36	95	89,551
4.15%, 03/01/47	190	159,510
4.50%, 02/01/45	175	156,337
4.75%, 03/01/46	230	210,570
4.80%, 04/01/44	170	159,028
5.50%, 11/15/54	75	74,723
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.55%, 10/15/53	$110	$110,644
5.60%, 11/15/64	75	75,146
5.65%, 12/01/41	110	115,220
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	80	49,526
Royalty Pharma PLC
3.30%, 09/02/40	115	90,787
3.35%, 09/02/51	50	33,827
3.55%, 09/02/50	100	70,747
5.90%, 09/02/54	35	35,137
5.95%, 09/25/55	50	50,530
		4,749,255
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40	175	143,304
3.58%, 04/05/50	173	129,599
6.20%, 03/15/54	31	34,081
CRH America Finance, Inc.
4.50%, 04/04/48(b)	85	73,930
5.60%, 02/09/56	65	64,991
CRH America, Inc., 5.13%, 05/18/45(b)	115	110,472
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	55	44,715
Johnson Controls International PLC
4.50%, 02/15/47	85	74,996
4.63%, 07/02/44	30	27,144
4.95%, 07/02/64(e)	33	29,410
Martin Marietta Materials, Inc.
3.20%, 07/15/51	125	84,861
4.25%, 12/15/47	70	58,705
5.50%, 12/01/54	50	49,059
Masco Corp.
3.13%, 02/15/51	35	23,512
4.50%, 05/15/47	42	36,401
Owens Corning
4.30%, 07/15/47	68	56,372
4.40%, 01/30/48	60	50,787
5.95%, 06/15/54	55	56,865
7.00%, 12/01/36	30	34,483
Trane Technologies Financing Ltd.
4.50%, 03/21/49	35	30,891
4.65%, 11/01/44	20	18,491
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	60	52,091
5.75%, 06/15/43	70	74,489
Vulcan Materials Co.
4.50%, 06/15/47	80	69,680
4.70%, 03/01/48	80	71,639
5.70%, 12/01/54	55	55,354
		1,556,322
Chemicals — 0.7%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	75	57,399
2.80%, 05/15/50	120	78,232
Albemarle Corp.
5.45%, 12/01/44	50	47,066
5.65%, 06/01/52	30	27,459
Ashland, Inc., 6.88%, 05/15/43	55	57,935
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	77,523
CF Industries, Inc.
4.95%, 06/01/43	82	75,225
5.38%, 03/15/44	75	71,679
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co.(The)
3.60%, 11/15/50	$120	$78,529
4.38%, 11/15/42	112	88,570
4.63%, 10/01/44	65	52,480
4.80%, 05/15/49	90	70,199
5.25%, 11/15/41	90	80,789
5.55%, 11/30/48	70	61,273
5.60%, 02/15/54	45	38,911
5.65%, 03/15/36(a)	50	50,069
5.95%, 03/15/55(a)	55	49,768
6.90%, 05/15/53(a)	95	97,385
9.40%, 05/15/39	63	80,937
DuPont de Nemours, Inc.
5.32%, 11/15/38	111	112,426
5.42%, 11/15/48	46	43,910
Eastman Chemical Co.
4.65%, 10/15/44	99	85,739
4.80%, 09/01/42	60	54,489
Ecolab, Inc.
2.13%, 08/15/50	55	30,977
2.70%, 12/15/51	100	62,724
2.75%, 08/18/55	97	59,503
3.95%, 12/01/47	65	54,144
FMC Corp.
4.50%, 10/01/49	65	39,902
6.38%, 05/18/53(a)	35	26,088
ICL Group Ltd., 6.38%, 05/31/38(b)(f)	60	62,598
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(b)	47	36,918
3.47%, 12/01/50(b)	60	42,174
4.38%, 06/01/47	50	41,549
5.00%, 09/26/48	75	67,735
Linde, Inc./CT
2.00%, 08/10/50	20	10,879
3.55%, 11/07/42	100	82,134
LYB International Finance BV
4.88%, 03/15/44	98	82,125
5.25%, 07/15/43	75	65,721
LYB International Finance III LLC
3.38%, 10/01/40	85	62,932
3.63%, 04/01/51	100	65,349
3.80%, 10/01/60	90	57,052
4.20%, 10/15/49	100	72,527
4.20%, 05/01/50	90	64,904
LyondellBasell Industries NV, 4.63%, 02/26/55	56	43,226
Methanex Corp., 5.65%, 12/01/44	35	31,829
Mosaic Co.(The)
4.88%, 11/15/41	50	45,987
5.63%, 11/15/43	50	48,916
Nutrien Ltd.
3.95%, 05/13/50	60	46,796
4.90%, 06/01/43	60	55,429
5.00%, 04/01/49	35	31,976
5.25%, 01/15/45	60	57,708
5.63%, 12/01/40	51	51,967
5.80%, 03/27/53(a)	90	91,752
5.88%, 12/01/36	30	31,919
6.13%, 01/15/41	25	26,731
OCP SA, 5.13%, 06/23/51(f)	200	166,984
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	162,751
45
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc.
4.25%, 01/15/48	$40	$33,322
5.25%, 06/01/45	35	34,073
Sherwin-Williams Co.(The)
2.90%, 03/15/52	50	31,320
3.30%, 05/15/50	60	41,898
3.80%, 08/15/49	65	49,514
4.00%, 12/15/42	30	25,177
4.50%, 06/01/47	125	108,045
4.55%, 08/01/45	45	39,597
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	141,260
Westlake Corp.
2.88%, 08/15/41	30	21,092
3.13%, 08/15/51	80	49,778
4.38%, 11/15/47	70	55,646
5.00%, 08/15/46	86	75,525
6.38%, 11/15/55	40	40,072
		4,266,217
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49	35	27,184
Brown University, Series A, 2.92%, 09/01/50	5	3,410
California Endowment (The), Series 2021, 2.50%, 04/01/51	55	33,712
California Institute of Technology
3.65%, 09/01/2119	10	6,571
4.32%, 08/01/45	80	71,495
4.70%, 11/01/2111	60	50,772
Case Western Reserve University, 5.41%, 06/01/2122	30	28,278
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	195,339
6.85%, 07/02/37(b)	200	224,193
Duke University
Series 2020, 2.68%, 10/01/44	80	60,929
Series 2020, 2.76%, 10/01/50	45	29,858
Series 2020, 2.83%, 10/01/55	70	45,880
Emory University, Series 2020, 2.97%, 09/01/50	45	30,801
ERAC USA Finance LLC
4.20%, 11/01/46(b)	55	46,512
4.50%, 02/15/45(b)	50	44,766
5.40%, 05/01/53(a)(b)	95	94,450
5.63%, 03/15/42(b)	35	36,218
7.00%, 10/15/37(b)	155	182,503
Ford Foundation (The), Series 2020, 2.42%, 06/01/50	50	31,217
George Washington University(The)
4.87%, 09/15/45	70	66,263
Series 2014, 4.30%, 09/15/44	70	61,769
Series 2018, 4.13%, 09/15/48	40	33,574
Georgetown University(The)
Series 20A, 2.94%, 04/01/50	60	40,162
Series A, 5.22%, 10/01/2118	10	9,077
Series B, 4.32%, 04/01/49	66	56,788
Global Payments, Inc.
4.15%, 08/15/49	65	48,357
5.95%, 08/15/52(a)	80	76,170
Howard University, 5.21%, 10/01/52	35	30,166
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	60	49,975
Series A, 2.81%, 01/01/60	40	24,305
Security	Par (000)	Value
Commercial Services (continued)
Leland Stanford Junior University(The)
2.41%, 06/01/50	$40	$24,919
3.65%, 05/01/48	125	101,457
Massachusetts Institute of Technology
3.07%, 04/01/52	50	35,006
3.89%, 07/01/2116	15	10,798
3.96%, 07/01/38	30	28,189
4.68%, 07/01/2114	35	30,246
5.60%, 07/01/2111	65	66,929
Series F, 2.99%, 07/01/50	80	56,037
Series G, 2.29%, 07/01/51(a)	55	32,725
Moody's Corp.
2.75%, 08/19/41	50	36,779
3.10%, 11/29/61	35	21,681
3.25%, 05/20/50	20	13,871
3.75%, 02/25/52	60	45,449
4.88%, 12/17/48	35	31,487
5.25%, 07/15/44	66	64,738
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	45	30,836
Northwestern University
4.64%, 12/01/44	95	91,754
Series 2017, 3.66%, 12/01/57	30	22,696
Series 2020, 2.64%, 12/01/50	50	32,343
PayPal Holdings, Inc.
3.25%, 06/01/50	95	65,969
5.05%, 06/01/52	125	111,984
5.25%, 06/01/62	30	27,424
5.50%, 06/01/54	40	38,115
President and Fellows of Harvard College
2.52%, 10/15/50(a)	70	44,410
3.15%, 07/15/46	55	41,539
3.30%, 07/15/56	55	38,766
3.75%, 11/15/52	5	3,969
4.88%, 10/15/40	80	81,461
6.50%, 01/15/39(b)	40	46,426
Quanta Services, Inc., 3.05%, 10/01/41	75	57,239
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	90	56,241
S&P Global, Inc.
2.30%, 08/15/60	40	20,573
3.25%, 12/01/49	56	39,680
3.70%, 03/01/52	90	68,363
3.90%, 03/01/62	60	45,268
Thomas Jefferson University, 3.85%, 11/01/57	30	22,311
TR Finance LLC
5.65%, 11/23/43	25	24,989
5.85%, 04/15/40	40	40,847
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)(b)	50	50,611
Trustees of Boston College, 3.13%, 07/01/52	55	39,093
Trustees of Princeton University(The)
4.20%, 03/01/52	10	8,569
5.70%, 03/01/39	60	65,638
Series 2020, 2.52%, 07/01/50	110	71,162
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119	40	26,357
4.67%, 09/01/2112	15	12,676
Series 2020, 2.40%, 10/01/50(a)	65	39,640
University of Chicago(The)
4.00%, 10/01/53	100	81,065
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series 20B, 2.76%, 04/01/45	$25	$20,287
Series C, 2.55%, 04/01/50	25	16,632
University of Miami, 4.06%, 04/01/52	5	4,111
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	70	55,935
Series 2017, 3.39%, 02/15/48	71	54,885
University of Southern California
2.81%, 10/01/50	50	33,011
3.03%, 10/01/39	85	72,147
4.98%, 10/01/53	5	4,802
5.25%, 10/01/2111	30	28,891
Series 2017, 3.84%, 10/01/47	105	86,966
Series 21A, 2.95%, 10/01/51	35	23,607
Series A, 3.23%, 10/01/2120	35	20,912
Verisk Analytics, Inc.
3.63%, 05/15/50	50	36,514
5.50%, 06/15/45	35	33,858
Washington University(The)
3.52%, 04/15/54	35	26,383
4.35%, 04/15/2122	10	7,864
William Marsh Rice University, 3.57%, 05/15/45	100	82,211
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	5	3,110
Yale University, Series 2020, 2.40%, 04/15/50	43	26,814
		4,427,959
Computers — 0.8%
Apple, Inc.
2.38%, 02/08/41	185	135,524
2.40%, 08/20/50	130	78,126
2.55%, 08/20/60	145	81,533
2.65%, 05/11/50	183	116,319
2.65%, 02/08/51	315	198,216
2.70%, 08/05/51	210	133,199
2.80%, 02/08/61	130	77,389
2.85%, 08/05/61	140	84,173
2.95%, 09/11/49	125	85,413
3.45%, 02/09/45	225	177,769
3.75%, 09/12/47	135	108,320
3.75%, 11/13/47	135	108,361
3.85%, 05/04/43	345	295,771
3.85%, 08/04/46	230	189,450
3.95%, 08/08/52	210	168,957
4.10%, 08/08/62	75	59,727
4.25%, 02/09/47	120	104,298
4.38%, 05/13/45	230	207,747
4.45%, 05/06/44	115	106,724
4.50%, 02/23/36	110	112,540
4.65%, 02/23/46	260	242,162
4.85%, 05/10/53	145	138,777
Crane NXT Co.
4.20%, 03/15/48	40	26,514
6.55%, 11/15/36	22	23,996
Dell International LLC/EMC Corp.
3.38%, 12/15/41	90	69,617
3.45%, 12/15/51	60	42,011
8.10%, 07/15/36	89	108,078
8.35%, 07/15/46	65	83,170
Dell, Inc., 6.50%, 04/15/38	35	38,016
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	140	128,824
6.35%, 10/15/45	145	149,018
HP, Inc., 6.00%, 09/15/41(a)	75	75,134
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd.
5.25%, 02/05/44	$120	$115,379
5.30%, 02/05/54	155	144,401
International Business Machines Corp.
2.85%, 05/15/40	135	102,284
2.95%, 05/15/50	120	77,481
3.43%, 02/09/52	105	72,286
4.00%, 06/20/42	145	122,076
4.15%, 05/15/39	180	161,402
4.25%, 05/15/49	165	133,357
4.70%, 02/19/46	125	111,015
4.90%, 07/27/52	100	88,234
5.60%, 11/30/39	100	103,970
5.70%, 02/10/55	100	98,492
5.80%, 02/03/56	100	100,117
7.13%, 12/01/96	25	29,285
Kyndryl Holdings, Inc., 4.10%, 10/15/41	50	35,485
		5,250,137
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	36,281
4.00%, 08/15/45	60	52,548
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	85	58,009
4.15%, 03/15/47	70	57,375
4.38%, 06/15/45	45	38,800
5.15%, 05/15/53	35	32,736
6.00%, 05/15/37	35	38,645
Haleon U.S. Capital LLC, 4.00%, 03/24/52	100	80,270
Kenvue, Inc.
5.05%, 03/22/53	150	139,780
5.10%, 03/22/43	90	88,348
5.20%, 03/22/63	70	65,010
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	28,384
Procter & Gamble Co.(The)
3.50%, 10/25/47	45	35,746
3.55%, 03/25/40	50	44,098
3.60%, 03/25/50	25	19,642
5.55%, 03/05/37	95	104,065
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	80	50,949
		970,686
Distribution & Wholesale — 0.0%
WW Grainger, Inc.
3.75%, 05/15/46	85	69,263
4.20%, 05/15/47	40	34,545
4.60%, 06/15/45	110	101,588
		205,396
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	141,396
American Express Co., 4.05%, 12/03/42	145	126,533
Apollo Global Management, Inc., 5.80%, 05/21/54	85	80,766
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	20	13,697
Ares Management Corp., 5.60%, 10/11/54	105	95,424
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(b)	55	33,866
2.85%, 08/05/51(b)	75	46,893
3.20%, 01/30/52(b)	55	36,504
3.50%, 09/10/49(b)	20	14,426
4.00%, 10/02/47(b)	75	59,306
47
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.45%, 07/15/45(b)	$45	$38,867
5.00%, 06/15/44(b)	60	55,947
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	30	19,979
Brookfield Asset Management Ltd., 6.08%, 09/15/55	60	60,851
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	45	30,450
Brookfield Finance, Inc.
3.50%, 03/30/51	70	48,015
3.63%, 02/15/52	70	48,846
4.70%, 09/20/47	113	96,960
5.97%, 03/04/54	100	99,567
CI Financial Corp., 4.10%, 06/15/51	25	17,549
CME Group, Inc.
4.15%, 06/15/48	60	51,452
5.30%, 09/15/43	102	104,237
FMR LLC
6.45%, 11/15/39(b)	5	5,590
6.50%, 12/14/40(b)	10	11,247
Franklin Resources, Inc., 2.95%, 08/12/51	30	19,296
Intercontinental Exchange, Inc.
2.65%, 09/15/40	40	29,875
3.00%, 06/15/50	182	120,100
3.00%, 09/15/60	145	86,851
4.25%, 09/21/48	100	83,415
4.95%, 06/15/52	175	159,833
5.20%, 06/15/62	120	111,131
Invesco Finance PLC, 5.38%, 11/30/43	30	29,486
Jefferies Financial Group, Inc., 6.50%, 01/20/43	25	25,467
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(b)	65	63,432
Legg Mason, Inc., 5.63%, 01/15/44	90	89,962
Mastercard, Inc.
2.95%, 03/15/51	60	39,909
3.65%, 06/01/49	115	88,574
3.80%, 11/21/46	75	60,826
3.85%, 03/26/50	155	122,638
3.95%, 02/26/48	35	28,480
Nasdaq, Inc.
2.50%, 12/21/40	80	57,324
3.25%, 04/28/50	60	41,018
3.95%, 03/07/52	40	30,368
5.95%, 08/15/53	100	103,667
6.10%, 06/28/63	40	41,528
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(b)	60	53,416
Raymond James Financial, Inc.
3.75%, 04/01/51	85	62,908
4.95%, 07/15/46	110	101,272
5.65%, 09/11/55	15	14,638
Visa, Inc.
2.00%, 08/15/50(a)	160	88,057
2.70%, 04/15/40	97	75,677
3.65%, 09/15/47	60	47,470
4.30%, 12/14/45	345	303,751
Voya Financial, Inc.
4.80%, 06/15/46	35	31,173
5.70%, 07/15/43	45	44,044
Western Union Co. (The), 6.20%, 11/17/36(a)	40	41,596
		3,635,550
Electric — 5.6%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	162,861
Security	Par (000)	Value
Electric (continued)
6.50%, 10/27/36(b)	$100	$114,267
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	133	120,914
AEP Texas, Inc.
3.45%, 05/15/51	60	41,357
3.80%, 10/01/47	50	37,352
5.25%, 05/15/52	60	55,317
5.85%, 10/15/55	35	34,936
Series G, 4.15%, 05/01/49	30	23,526
Series H, 3.45%, 01/15/50	50	34,977
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,573
3.75%, 12/01/47	62	48,271
3.80%, 06/15/49	25	19,243
4.00%, 12/01/46	15	12,288
4.25%, 09/15/48	20	16,658
4.50%, 06/15/52	35	30,014
5.40%, 03/15/53	70	68,270
Series M, 3.65%, 04/01/50	55	41,429
Series N, 2.75%, 08/15/51	85	52,718
Alabama Power Co.
3.00%, 03/15/52	50	32,871
3.13%, 07/15/51	55	37,174
3.45%, 10/01/49	85	61,879
3.75%, 03/01/45	85	68,025
4.15%, 08/15/44	30	25,639
4.30%, 01/02/46	30	25,719
6.00%, 03/01/39	40	43,702
Series A, 4.30%, 07/15/48	27	22,688
Series B, 3.70%, 12/01/47	45	34,988
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	197	160,519
Ameren Illinois Co.
2.90%, 06/15/51	55	35,683
3.25%, 03/15/50	25	17,442
3.70%, 12/01/47	90	69,549
4.15%, 03/15/46	75	63,383
4.50%, 03/15/49	25	21,747
5.55%, 07/01/54	75	74,881
5.63%, 03/01/55	95	96,093
5.90%, 12/01/52	35	36,630
American Electric Power Co., Inc., 3.25%, 03/01/50	55	37,604
American Transmission Systems, Inc., 5.00%, 09/01/44(b)	25	23,673
Appalachian Power Co.
4.40%, 05/15/44	55	47,528
4.45%, 06/01/45	30	25,520
7.00%, 04/01/38	46	52,658
Series Y, 4.50%, 03/01/49	55	46,408
Series Z, 3.70%, 05/01/50	75	55,487
Arizona Public Service Co.
2.65%, 09/15/50	45	27,239
3.35%, 05/15/50	60	41,576
3.50%, 12/01/49	30	21,529
3.75%, 05/15/46	35	27,280
4.20%, 08/15/48	30	24,632
4.25%, 03/01/49	35	28,433
4.35%, 11/15/45	30	25,354
4.50%, 04/01/42	31	27,799
5.05%, 09/01/41	30	29,214
5.90%, 08/15/55	70	71,941
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Avista Corp.
4.00%, 04/01/52	$30	$23,330
4.35%, 06/01/48	5	4,203
Baltimore Gas and Electric Co.
2.90%, 06/15/50	45	29,305
3.20%, 09/15/49	105	72,297
3.50%, 08/15/46	25	18,911
3.75%, 08/15/47	35	27,220
4.25%, 09/15/48	10	8,384
4.55%, 06/01/52	75	64,446
5.40%, 06/01/53	45	43,881
5.65%, 06/01/54	50	50,391
6.35%, 10/01/36	45	50,389
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	70	70,459
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	85	53,499
3.80%, 07/15/48	65	50,116
4.25%, 10/15/50	70	57,667
4.45%, 01/15/49	78	65,788
4.50%, 02/01/45	98	85,719
4.60%, 05/01/53	75	63,573
5.15%, 11/15/43	35	33,940
5.95%, 05/15/37	65	70,771
6.13%, 04/01/36	161	176,560
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	50	40,504
3.60%, 03/01/52	45	33,564
3.95%, 03/01/48	45	36,386
4.50%, 04/01/44	54	48,236
5.30%, 04/01/53	50	48,509
Series AD, 2.90%, 07/01/50	15	9,834
Series AF, 3.35%, 04/01/51	50	35,601
Series AJ, 4.85%, 10/01/52	55	50,103
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	23	24,434
CMS Energy Corp., 4.88%, 03/01/44	50	45,544
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	152,687
Commonwealth Edison Co.
3.00%, 03/01/50	80	53,134
3.65%, 06/15/46	60	46,715
3.70%, 03/01/45	35	27,885
4.00%, 03/01/48	110	89,279
4.00%, 03/01/49	70	56,232
4.35%, 11/15/45	60	52,091
4.70%, 01/15/44	55	50,296
5.30%, 02/01/53	20	19,169
5.90%, 03/15/36	60	65,365
5.95%, 06/01/55	70	73,105
6.45%, 01/15/38	40	45,231
Series 123, 3.75%, 08/15/47	95	73,986
Series 127, 3.20%, 11/15/49	45	30,979
Series 130, 3.13%, 03/15/51	50	33,696
Series 131, 2.75%, 09/01/51	65	40,266
Series 133, 3.85%, 03/15/52	60	45,654
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	85	69,033
4.30%, 04/15/44	30	26,171
5.25%, 01/15/53	45	43,206
Series A, 4.15%, 06/01/45	55	46,724
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	30	20,260
Security	Par (000)	Value
Electric (continued)
3.60%, 06/15/61	$60	$41,777
3.70%, 11/15/59	60	42,526
3.85%, 06/15/46	120	95,578
3.95%, 03/01/43	115	96,970
4.45%, 03/15/44	115	101,632
4.50%, 12/01/45	100	87,978
4.50%, 05/15/58	70	57,989
4.63%, 12/01/54	85	72,905
5.70%, 06/15/40	20	21,092
5.70%, 05/15/54	80	81,031
5.75%, 11/15/55	35	35,617
5.90%, 11/15/53	130	134,446
6.15%, 11/15/52	100	106,471
Series 06-A, 5.85%, 03/15/36	65	70,468
Series 07-A, 6.30%, 08/15/37	25	27,983
Series 08-B, 6.75%, 04/01/38	55	63,608
Series 12-A, 4.20%, 03/15/42	65	56,632
Series 2017, 3.88%, 06/15/47	80	63,242
Series 20B, 3.95%, 04/01/50	75	59,438
Series A, 4.13%, 05/15/49	100	80,470
Series C, 3.00%, 12/01/60	60	35,801
Series C, 4.00%, 11/15/57	35	26,445
Series C, 4.30%, 12/01/56	45	36,325
Series E, 4.65%, 12/01/48	95	83,452
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	200,049
Constellation Energy Generation LLC
5.60%, 06/15/42	65	66,018
5.75%, 10/01/41	25	25,861
5.75%, 03/15/54	75	75,402
5.88%, 01/15/66	45	44,951
6.25%, 10/01/39	88	96,409
6.50%, 10/01/53	75	82,515
Consumers Energy Co.
2.65%, 08/15/52	40	25,112
3.10%, 08/15/50	91	62,549
3.25%, 08/15/46	95	69,968
3.50%, 08/01/51	45	33,228
3.75%, 02/15/50	60	45,907
4.05%, 05/15/48	60	48,792
4.20%, 09/01/52	65	53,317
4.35%, 04/15/49	60	51,330
Dayton Power & Light Co. (The), 3.95%, 06/15/49	10	7,711
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	65	59,608
5.10%, 06/01/65	40	36,543
5.45%, 02/01/41	35	35,747
6.05%, 01/15/38	71	78,034
6.25%, 10/15/53	55	59,881
Dominion Energy, Inc.
4.70%, 12/01/44	45	40,097
4.85%, 08/15/52	45	39,087
7.00%, 06/15/38	40	45,540
Series A, 4.60%, 03/15/49	25	21,106
Series B, 3.30%, 04/15/41	50	38,392
Series C, 4.05%, 09/15/42	110	90,198
Series C, 4.90%, 08/01/41	75	70,038
DTE Electric Co.
2.95%, 03/01/50	60	40,377
3.70%, 03/15/45	60	48,011
3.70%, 06/01/46	35	27,556
3.75%, 08/15/47	85	66,960
49
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/49	$75	$60,522
4.30%, 07/01/44	80	70,620
5.40%, 04/01/53	25	24,594
5.85%, 05/15/55	10	10,411
Series A, 4.00%, 04/01/43	25	21,254
Series A, 4.05%, 05/15/48	55	45,216
Series B, 3.25%, 04/01/51	50	35,157
Series B, 3.65%, 03/01/52	50	37,605
Series B, 5.55%, 03/01/56	60	59,875
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	66,694
3.45%, 04/15/51	70	49,934
3.55%, 03/15/52	45	33,028
3.70%, 12/01/47	70	53,979
3.75%, 06/01/45	75	60,011
3.88%, 03/15/46	80	64,456
3.95%, 03/15/48	38	30,477
4.00%, 09/30/42	60	51,193
4.25%, 12/15/41	70	62,401
5.30%, 02/15/40	80	81,647
5.35%, 01/15/53	105	102,079
5.40%, 01/15/54	78	76,549
6.00%, 01/15/38	40	43,686
6.05%, 04/15/38	40	43,744
6.10%, 06/01/37	50	54,572
Duke Energy Corp.
3.30%, 06/15/41	90	70,146
3.50%, 06/15/51	65	45,324
3.75%, 09/01/46	165	126,567
3.95%, 08/15/47	45	35,002
4.20%, 06/15/49	70	55,644
4.80%, 12/15/45	25	22,245
5.00%, 08/15/52	120	106,543
5.70%, 09/15/55	135	132,129
5.80%, 06/15/54	50	49,615
6.10%, 09/15/53	80	82,684
Duke Energy Florida LLC
3.00%, 12/15/51	60	39,275
3.40%, 10/01/46	45	33,589
3.85%, 11/15/42	50	41,582
4.20%, 07/15/48	30	24,734
5.65%, 04/01/40	20	21,023
5.95%, 11/15/52	45	47,203
6.20%, 11/15/53	30	32,587
6.35%, 09/15/37	55	61,448
6.40%, 06/15/38	100	112,152
Duke Energy Indiana LLC
2.75%, 04/01/50	50	31,667
3.75%, 05/15/46	40	31,708
5.40%, 04/01/53	65	62,915
6.35%, 08/15/38	50	55,961
6.45%, 04/01/39	45	50,419
Series WWW, 4.90%, 07/15/43	30	28,565
Duke Energy Ohio, Inc.
5.55%, 03/15/54	15	14,896
5.65%, 04/01/53	55	55,364
Duke Energy Progress LLC
2.50%, 08/15/50	45	26,969
2.90%, 08/15/51	50	31,991
3.60%, 09/15/47	35	26,687
3.70%, 10/15/46	70	54,627
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/52	$25	$19,699
4.10%, 05/15/42	65	56,293
4.10%, 03/15/43	50	43,132
4.15%, 12/01/44	30	25,570
4.20%, 08/15/45	89	75,372
4.38%, 03/30/44	60	52,876
5.35%, 03/15/53	65	62,735
5.55%, 03/15/55	55	54,977
6.30%, 04/01/38	20	22,225
E.ON International Finance BV, 6.65%, 04/30/38(b)	60	68,137
Electricite de France SA
4.88%, 09/21/38(b)	140	133,357
4.88%, 01/22/44(b)	140	128,919
4.95%, 10/13/45(b)	180	163,860
5.00%, 09/21/48(b)	90	81,848
5.25%, 10/13/55(b)	15	13,798
5.60%, 01/27/40(b)	100	102,056
6.00%, 04/22/64(b)	30	29,856
6.00%, 01/22/2114(b)	75	74,543
6.38%, 01/13/55(b)	110	116,400
6.90%, 05/23/53(b)	130	145,915
6.95%, 01/26/39(b)	190	216,848
Emera U.S. Finance LP, 4.75%, 06/15/46	40	34,564
Enel Finance America LLC, 2.88%, 07/12/41(b)	200	147,358
Enel Finance International NV
4.75%, 05/25/47(b)	85	74,884
5.50%, 06/15/52(b)	155	147,266
6.00%, 10/07/39(b)	50	53,096
6.80%, 09/15/37(b)	110	125,069
7.75%, 10/14/52(b)	75	92,584
Engie SA, 5.88%, 04/10/54(b)	5	5,119
Entergy Arkansas LLC
2.65%, 06/15/51	55	33,237
3.35%, 06/15/52	45	31,198
4.20%, 04/01/49	70	57,209
5.75%, 06/01/54	35	35,442
5.75%, 01/15/56	50	50,477
Entergy Corp.
3.75%, 06/15/50	60	44,330
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	25	25,215
Entergy Louisiana LLC
2.90%, 03/15/51	65	41,501
3.10%, 06/15/41	65	50,278
4.20%, 09/01/48	110	89,826
4.20%, 04/01/50	65	52,574
4.75%, 09/15/52	65	57,360
4.95%, 01/15/45	85	79,255
5.65%, 04/15/56(a)	45	44,643
5.70%, 03/15/54	70	70,193
5.80%, 03/15/55	35	35,550
Entergy Mississippi LLC
3.50%, 06/01/51	60	43,099
3.85%, 06/01/49	39	30,330
5.80%, 04/15/55	40	40,650
5.85%, 06/01/54	45	45,372
Entergy Texas, Inc.
3.55%, 09/30/49	45	32,682
4.50%, 03/30/39	35	33,033
5.00%, 09/15/52	60	53,955
5.55%, 09/15/54	35	34,158
5.80%, 09/01/53	25	25,482
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Kansas Central, Inc.
3.25%, 09/01/49	$35	$24,321
3.45%, 04/15/50	10	7,255
4.10%, 04/01/43	45	38,627
4.13%, 03/01/42	41	35,571
4.25%, 12/01/45	35	29,648
5.70%, 03/15/53	35	35,325
Evergy Metro, Inc.
4.20%, 06/15/47	35	29,042
4.20%, 03/15/48	25	20,606
5.30%, 10/01/41	40	40,372
Series 2019, 4.13%, 04/01/49	40	32,769
Eversource Energy, 3.45%, 01/15/50	65	46,214
Exelon Corp.
4.10%, 03/15/52	115	89,799
4.45%, 04/15/46	85	72,142
4.70%, 04/15/50	85	73,271
5.10%, 06/15/45	50	46,593
5.60%, 03/15/53	70	68,063
5.88%, 03/15/55	65	65,263
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	198	206,713
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	95	66,504
Series C, 4.85%, 07/15/47	80	71,257
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	55	47,706
5.45%, 07/15/44(b)	45	44,369
Florida Power & Light Co.
2.88%, 12/04/51	65	42,140
3.15%, 10/01/49	50	35,101
3.70%, 12/01/47	60	46,662
3.80%, 12/15/42	50	41,737
3.95%, 03/01/48	145	117,382
3.99%, 03/01/49	45	36,335
4.05%, 06/01/42	60	52,422
4.05%, 10/01/44	80	68,014
4.13%, 02/01/42	55	48,596
4.13%, 06/01/48	65	53,905
5.25%, 02/01/41	65	65,871
5.30%, 04/01/53	110	107,341
5.60%, 06/15/54	85	86,511
5.60%, 02/15/66	100	99,379
5.65%, 02/01/37	40	43,191
5.69%, 03/01/40	50	52,788
5.70%, 03/15/55	75	77,231
5.80%, 03/15/65	35	35,987
5.95%, 02/01/38	50	54,936
5.96%, 04/01/39	60	65,533
Georgia Power Co.
4.30%, 03/15/42	135	121,143
4.30%, 03/15/43	40	35,414
5.13%, 05/15/52	75	70,799
5.50%, 10/01/55	25	24,687
Series 10-C, 4.75%, 09/01/40	75	72,290
Series A, 3.25%, 03/15/51	55	38,315
Series B, 3.70%, 01/30/50	85	64,737
Great River Energy, 6.25%, 07/01/38(b)	69	74,165
Iberdrola International BV, 6.75%, 07/15/36	45	52,214
Idaho Power Co.
5.50%, 03/15/53	25	24,777
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/55	$35	$35,387
5.80%, 04/01/54	35	36,135
Series K, 4.20%, 03/01/48	5	4,174
Indiana Michigan Power Co.
3.25%, 05/01/51	20	13,600
4.25%, 08/15/48	35	28,915
5.60%, 03/15/56	100	99,648
5.63%, 04/01/53	70	70,296
Series K, 4.55%, 03/15/46	71	62,559
Series L, 3.75%, 07/01/47	15	11,603
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	20	16,470
5.70%, 04/01/54(b)	55	55,589
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	153,504
Interstate Power and Light Co.
3.50%, 09/30/49	10	7,340
3.70%, 09/15/46	20	15,396
5.45%, 09/30/54	20	19,254
5.60%, 10/01/55	50	49,128
6.25%, 07/15/39	30	32,820
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,518
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	5	4,817
Kentucky Utilities Co.
3.30%, 06/01/50	70	48,782
4.38%, 10/01/45	70	60,435
5.13%, 11/01/40	40	39,727
5.85%, 08/15/55	65	66,931
Louisville Gas and Electric Co.
4.25%, 04/01/49	40	33,163
5.85%, 08/15/55	80	82,051
Massachusetts Electric Co.
4.00%, 08/15/46(b)	45	35,962
5.87%, 02/26/54(b)	50	50,647
5.90%, 11/15/39(b)	75	79,417
MidAmerican Energy Co.
2.70%, 08/01/52	45	28,461
3.15%, 04/15/50	80	55,318
3.65%, 08/01/48	70	53,583
3.95%, 08/01/47	30	24,393
4.25%, 05/01/46	5	4,282
4.25%, 07/15/49	110	92,179
4.40%, 10/15/44	45	39,609
4.80%, 09/15/43	25	23,305
5.30%, 02/01/55	35	33,912
5.50%, 11/15/56	25	24,889
5.80%, 10/15/36	35	38,023
5.85%, 09/15/54	100	104,246
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	198,326
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	52,707
Series B, 3.10%, 07/30/51	70	47,445
Monongahela Power Co., 5.40%, 12/15/43(b)	70	69,329
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	15	12,811
4.40%, 11/01/48	10	8,619
Nevada Power Co.
6.00%, 03/15/54	70	72,410
Series EE, 3.13%, 08/01/50	20	13,429
51
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series R, 6.75%, 07/01/37	$50	$57,374
New England Power Co.
2.81%, 10/06/50(b)	20	12,505
3.80%, 12/05/47(b)	50	38,976
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	75	48,291
5.11%, 09/29/57(b)	30	26,846
5.25%, 02/28/53	120	112,116
5.55%, 03/15/54	75	72,906
5.85%, 03/01/56	50	50,276
5.90%, 03/15/55	80	81,292
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	55	36,091
4.12%, 11/28/42(b)	25	21,111
5.66%, 01/17/54(b)	75	73,593
5.78%, 09/16/52(b)	60	60,468
6.00%, 07/03/55(b)	85	86,811
Northern States Power Co.
2.60%, 06/01/51	63	39,041
2.90%, 03/01/50	70	46,863
3.20%, 04/01/52	55	38,275
3.40%, 08/15/42	76	60,705
3.60%, 09/15/47	75	57,906
4.50%, 06/01/52	60	51,753
5.10%, 05/15/53	50	46,957
5.35%, 11/01/39	35	35,965
5.40%, 03/15/54	90	88,626
5.65%, 06/15/54	75	76,328
Northern States Power Co./MN, 5.65%, 05/15/55	40	40,714
NSTAR Electric Co.
3.10%, 06/01/51	45	30,449
4.40%, 03/01/44	50	44,011
4.55%, 06/01/52	55	47,224
4.95%, 09/15/52	45	41,141
5.50%, 03/15/40	20	20,633
Oglethorpe Power Corp.
3.75%, 08/01/50	25	18,420
4.50%, 04/01/47	60	50,908
5.05%, 10/01/48	80	73,007
5.38%, 11/01/40	50	50,482
5.80%, 06/01/54	45	45,205
5.90%, 02/01/55	30	30,279
5.95%, 11/01/39	37	39,627
6.20%, 12/01/53	55	57,989
Ohio Edison Co., 6.88%, 07/15/36	35	40,587
Ohio Power Co.
4.00%, 06/01/49	30	23,506
4.15%, 04/01/48	70	57,035
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	15	11,973
4.15%, 04/01/47	15	12,448
5.60%, 04/01/53	55	54,649
5.80%, 04/01/55	20	20,534
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	45	27,428
3.10%, 09/15/49	90	60,823
3.70%, 05/15/50	20	15,116
3.75%, 04/01/45	70	56,044
3.80%, 09/30/47	70	54,842
3.80%, 06/01/49	65	49,770
4.10%, 11/15/48	45	36,530
Security	Par (000)	Value
Electric (continued)
4.55%, 12/01/41	$55	$50,177
4.60%, 06/01/52	60	51,241
4.95%, 09/15/52	95	86,480
5.25%, 09/30/40	30	30,301
5.30%, 06/01/42	90	89,524
5.35%, 10/01/52	30	28,758
5.55%, 06/15/54	55	54,416
5.80%, 04/01/55(b)	50	51,359
7.50%, 09/01/38	40	48,873
Pacific Gas and Electric Co.
3.30%, 08/01/40	90	69,886
3.50%, 08/01/50	215	147,817
3.75%, 08/15/42	45	35,012
3.95%, 12/01/47	105	79,900
4.00%, 12/01/46	40	30,799
4.20%, 06/01/41	70	58,753
4.25%, 03/15/46	30	23,976
4.30%, 03/15/45	110	89,085
4.45%, 04/15/42	40	34,208
4.50%, 07/01/40	165	146,715
4.60%, 06/15/43	25	21,454
4.75%, 02/15/44	95	82,453
4.95%, 07/01/50	290	250,303
5.25%, 03/01/52	95	84,458
6.00%, 05/01/56	60	59,210
6.10%, 10/15/55	100	100,280
6.15%, 03/01/55	60	60,313
6.70%, 04/01/53	65	70,077
6.75%, 01/15/53	160	172,972
PacifiCorp
2.90%, 06/15/52	110	65,804
3.30%, 03/15/51	90	59,182
4.10%, 02/01/42	55	44,960
4.13%, 01/15/49	80	61,480
4.15%, 02/15/50	90	68,408
5.35%, 12/01/53	130	116,553
5.50%, 05/15/54	145	132,622
5.75%, 04/01/37	50	51,071
5.80%, 01/15/55	175	166,585
6.00%, 01/15/39	85	87,094
6.10%, 08/01/36	35	37,116
6.25%, 10/15/37	60	63,834
6.35%, 07/15/38	20	21,431
PECO Energy Co.
2.80%, 06/15/50	35	22,342
2.85%, 09/15/51	35	22,258
3.00%, 09/15/49	40	26,765
3.70%, 09/15/47	75	58,232
3.90%, 03/01/48	100	79,822
4.15%, 10/01/44	70	59,787
4.38%, 08/15/52	10	8,346
4.60%, 05/15/52	40	34,750
5.25%, 09/15/54	30	28,465
5.65%, 09/15/55	40	40,444
5.95%, 10/01/36	15	16,499
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	170,476
6.15%, 05/21/48(f)	200	201,351
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	465,477
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	$648	$619,305
Potomac Electric Power Co.
4.15%, 03/15/43	70	60,439
5.50%, 03/15/54	50	49,080
6.50%, 11/15/37	40	45,251
PPL Electric Utilities Corp.
3.00%, 10/01/49	30	20,184
3.95%, 06/01/47	25	20,289
4.13%, 06/15/44	65	55,602
4.15%, 10/01/45	45	38,066
4.15%, 06/15/48	45	37,545
4.75%, 07/15/43	50	46,604
5.25%, 05/15/53	80	76,852
5.55%, 08/15/55	95	95,724
6.25%, 05/15/39	10	11,115
Progress Energy, Inc., 6.00%, 12/01/39	65	69,587
Public Service Co. of Colorado
3.60%, 09/15/42	45	36,096
3.80%, 06/15/47	20	15,671
4.05%, 09/15/49	45	35,850
4.10%, 06/15/48	35	28,425
4.30%, 03/15/44	50	43,236
4.50%, 06/01/52	55	46,605
5.25%, 04/01/53	95	89,446
5.75%, 05/15/54	60	60,824
5.85%, 05/15/55	35	35,765
6.50%, 08/01/38	25	28,143
Series 17, 6.25%, 09/01/37	36	39,721
Series 34, 3.20%, 03/01/50	65	44,857
Series 36, 2.70%, 01/15/51	60	36,726
Public Service Co. of New Hampshire
3.60%, 07/01/49	40	30,288
5.15%, 01/15/53	35	33,026
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	20	13,438
Public Service Electric and Gas Co.
2.05%, 08/01/50	35	19,204
2.70%, 05/01/50	25	15,976
3.00%, 03/01/51	40	26,549
3.15%, 01/01/50	35	23,998
3.20%, 08/01/49	45	31,410
3.60%, 12/01/47	65	49,342
3.80%, 03/01/46	85	68,437
3.85%, 05/01/49	65	50,972
3.95%, 05/01/42	55	47,422
5.13%, 03/15/53	60	56,871
5.30%, 08/01/54	50	48,375
5.45%, 08/01/53	50	49,311
5.45%, 03/01/54	65	64,378
5.50%, 03/01/40	15	15,542
5.80%, 05/01/37	45	48,671
Series R, 5.63%, 01/01/56	35	35,651
Puget Sound Energy, Inc.
2.89%, 09/15/51	30	19,707
3.25%, 09/15/49	45	31,477
4.22%, 06/15/48	53	44,343
4.30%, 05/20/45	30	25,424
5.45%, 06/01/53	25	24,483
5.60%, 09/15/55	95	94,695
5.64%, 04/15/41	31	31,814
Security	Par (000)	Value
Electric (continued)
5.69%, 06/15/54	$40	$40,455
5.76%, 10/01/39	35	37,179
5.80%, 03/15/40	30	31,459
6.27%, 03/15/37	30	33,392
RWE Finance U.S. LLC, 6.25%, 04/16/54(b)	10	10,428
San Diego Gas & Electric Co.
3.70%, 03/15/52	55	40,800
4.15%, 05/15/48	45	36,794
4.50%, 08/15/40	75	69,424
5.35%, 04/01/53	90	85,938
5.55%, 04/15/54	65	63,780
6.00%, 06/01/39	30	32,244
Series RRR, 3.75%, 06/01/47	50	38,888
Series TTT, 4.10%, 06/15/49	35	27,990
Series UUU, 3.32%, 04/15/50	45	31,416
Series WWW, 2.95%, 08/15/51	90	58,870
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	193,189
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	200,825
Sempra
3.80%, 02/01/38	70	61,140
4.00%, 02/01/48	45	34,887
6.00%, 10/15/39	65	68,645
Sierra Pacific Power Co., 5.90%, 03/15/54	55	56,100
Southern California Edison Co.
3.45%, 02/01/52	65	44,183
3.65%, 02/01/50	125	89,344
4.00%, 04/01/47	195	150,239
4.05%, 03/15/42	61	49,781
4.50%, 09/01/40	35	31,210
4.65%, 10/01/43	50	43,390
5.50%, 03/15/40	60	59,671
5.70%, 03/01/53	60	57,188
5.75%, 04/15/54	65	62,574
5.88%, 12/01/53	80	78,572
5.90%, 03/01/55	40	39,373
6.05%, 03/15/39	60	62,780
6.20%, 09/15/55	70	71,881
Series 06-E, 5.55%, 01/15/37	30	30,673
Series 08-A, 5.95%, 02/01/38	46	48,030
Series 13-A, 3.90%, 03/15/43	110	86,664
Series 20A, 2.95%, 02/01/51	90	56,339
Series B, 4.88%, 03/01/49	90	77,502
Series C, 3.60%, 02/01/45	60	44,454
Series C, 4.13%, 03/01/48	75	58,724
Series E, 5.45%, 06/01/52	25	23,078
Series H, 3.65%, 06/01/51	35	24,584
Southern Co.(The)
4.25%, 07/01/36	50	47,329
4.40%, 07/01/46	195	166,743
Southern Power Co.
5.15%, 09/15/41	65	63,608
5.25%, 07/15/43	40	39,011
Series F, 4.95%, 12/15/46	55	49,793
Southwestern Electric Power Co.
3.25%, 11/01/51	80	53,392
6.20%, 03/15/40	80	85,819
Series J, 3.90%, 04/01/45	60	47,353
Series L, 3.85%, 02/01/48	35	26,700
53
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southwestern Public Service Co.
3.40%, 08/15/46	$75	$54,424
3.70%, 08/15/47	55	42,057
3.75%, 06/15/49	40	30,561
4.50%, 08/15/41	35	31,486
6.00%, 06/01/54	50	51,851
Series 6, 4.40%, 11/15/48	40	33,622
Series 8, 3.15%, 05/01/50	70	47,244
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	204,837
Tampa Electric Co.
3.45%, 03/15/51	29	20,848
3.63%, 06/15/50	30	22,336
4.10%, 06/15/42	25	21,635
4.30%, 06/15/48	33	27,850
4.35%, 05/15/44	14	12,206
4.45%, 06/15/49	40	33,909
5.00%, 07/15/52	20	18,498
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	169	165,978
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,739
TransAlta Corp., 6.50%, 03/15/40	35	35,360
Tri-State Generation & Transmission Association, Inc., 6.00%, 06/15/40(b)	15	15,792
Tucson Electric Power Co.
3.25%, 05/01/51	30	20,465
4.00%, 06/15/50	30	23,610
4.85%, 12/01/48	15	13,537
5.50%, 04/15/53	30	29,008
5.90%, 04/15/55	20	20,491
Union Electric Co.
2.63%, 03/15/51	75	46,065
3.25%, 10/01/49	40	27,807
3.65%, 04/15/45	65	51,774
3.90%, 09/15/42	50	42,219
3.90%, 04/01/52	35	27,279
4.00%, 04/01/48	20	16,181
5.13%, 03/15/55	45	42,231
5.25%, 01/15/54	40	38,261
5.30%, 08/01/37	45	46,811
5.45%, 03/15/53	60	59,270
5.55%, 03/15/56	50	49,705
8.45%, 03/15/39	26	33,993
Virginia Electric and Power Co.
2.45%, 12/15/50	165	95,563
2.95%, 11/15/51	110	69,847
3.30%, 12/01/49	75	52,069
4.00%, 01/15/43	70	58,280
4.45%, 02/15/44	80	70,138
4.60%, 12/01/48	25	21,554
5.35%, 01/15/54	70	66,331
5.55%, 08/15/54	15	14,599
5.65%, 03/15/55	25	24,683
5.70%, 08/15/53	60	59,662
5.70%, 03/15/56	150	149,134
6.35%, 11/30/37	10	11,123
8.88%, 11/15/38	55	73,710
Series A, 6.00%, 05/15/37	55	59,340
Series B, 3.80%, 09/15/47	84	65,216
Series B, 4.20%, 05/15/45	35	29,219
Series C, 4.00%, 11/15/46	75	60,453
Security	Par (000)	Value
Electric (continued)
Series C, 4.63%, 05/15/52	$85	$72,443
Series D, 4.65%, 08/15/43	85	76,647
Series D, 5.60%, 09/15/55	120	117,545
Wisconsin Electric Power Co.
4.30%, 10/15/48	30	25,382
5.05%, 10/01/54	30	28,053
5.70%, 12/01/36	30	32,445
Wisconsin Power and Light Co.
3.65%, 04/01/50	20	14,866
5.70%, 12/15/55	50	50,044
6.38%, 08/15/37	25	27,768
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	25,753
3.30%, 09/01/49	15	10,605
3.67%, 12/01/42	20	16,371
4.75%, 11/01/44	40	36,657
Xcel Energy, Inc.
3.50%, 12/01/49	70	51,015
6.50%, 07/01/36	40	44,273
		35,837,071
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 4.38%, 05/08/42	40	36,388
Emerson Electric Co.
2.75%, 10/15/50	45	29,240
2.80%, 12/21/51	85	54,909
5.25%, 11/15/39	75	78,111
		198,648
Electronics — 0.1%
Amphenol Corp., 5.30%, 11/15/55	140	135,481
Fortive Corp., 4.30%, 06/15/46	55	46,421
Honeywell International, Inc.
2.80%, 06/01/50	105	70,912
3.81%, 11/21/47	90	71,797
5.25%, 03/01/54	125	120,284
5.35%, 03/01/64	45	43,516
5.38%, 03/01/41	90	93,765
5.70%, 03/15/36	65	70,226
5.70%, 03/15/37	30	32,447
Tyco Electronics Group SA, 7.13%, 10/01/37	45	53,754
		738,603
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	65	65,644
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	171,805
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)	60	43,976
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	174,628
		390,409
Entertainment — 0.1%
Discovery Global Holdings, Inc.
5.05%, 03/15/42	420	295,098
5.14%, 03/15/52	107	70,261
		365,359
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,078
Republic Services, Inc.
3.05%, 03/01/50	55	37,903
5.70%, 05/15/41	40	42,710
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
6.20%, 03/01/40	$50	$56,372
Waste Connections, Inc.
2.95%, 01/15/52	85	56,122
3.05%, 04/01/50	55	37,926
Waste Management, Inc.
2.50%, 11/15/50	50	30,947
2.95%, 06/01/41	30	23,304
4.10%, 03/01/45	40	34,759
4.15%, 07/15/49	85	72,433
5.35%, 10/15/54	130	128,212
		524,766
Food — 1.0%
Campbell's Company/The
3.13%, 04/24/50	55	36,150
4.80%, 03/15/48	55	47,633
5.25%, 10/13/54	40	36,296
Conagra Brands, Inc.
5.30%, 11/01/38	103	99,156
5.40%, 11/01/48	60	53,768
Flowers Foods, Inc., 6.20%, 03/15/55	15	12,895
General Mills, Inc.
3.00%, 02/01/51	75	49,022
4.15%, 02/15/43	25	21,194
4.70%, 04/17/48(a)	25	22,224
5.40%, 06/15/40	50	50,968
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	200	161,885
4.70%, 11/10/47(f)	200	181,175
Hershey Co.(The)
2.65%, 06/01/50	20	12,763
3.13%, 11/15/49	66	46,823
3.38%, 08/15/46	5	3,814
Hormel Foods Corp., 3.05%, 06/03/51	70	46,925
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	167,917
Ingredion, Inc., 3.90%, 06/01/50	45	35,243
J M Smucker Co.(The)
4.38%, 03/15/45	61	52,885
6.50%, 11/15/43	65	70,869
6.50%, 11/15/53(a)	105	115,403
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25%, 03/01/56	125	127,770
6.38%, 02/25/55	60	62,403
6.38%, 04/15/66	130	132,678
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
4.38%, 02/02/52	100	78,854
6.50%, 12/01/52	150	158,254
7.25%, 11/15/53	85	97,125
Kellanova
4.50%, 04/01/46	55	49,481
5.75%, 05/16/54	35	35,812
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	52	55,004
Kraft Heinz Foods Co.
4.38%, 06/01/46	285	233,834
4.63%, 10/01/39	56	51,173
4.88%, 10/01/49	135	116,371
5.00%, 06/04/42	140	128,491
5.20%, 07/15/45	140	128,139
5.50%, 06/01/50	45	41,985
Security	Par (000)	Value
Food (continued)
6.50%, 02/09/40	$55	$59,635
6.88%, 01/26/39	80	89,957
7.13%, 08/01/39(b)	85	96,792
Kroger Co.(The)
3.88%, 10/15/46	50	39,494
3.95%, 01/15/50	85	65,939
4.45%, 02/01/47	95	81,158
4.65%, 01/15/48	45	39,466
5.00%, 04/15/42	30	28,639
5.15%, 08/01/43	45	43,488
5.40%, 07/15/40	20	20,310
5.40%, 01/15/49	55	53,235
5.50%, 09/15/54	135	130,261
5.65%, 09/15/64	140	135,380
6.90%, 04/15/38	56	65,369
Mars, Inc.
2.38%, 07/16/40(b)	80	58,554
2.45%, 07/16/50(b)	45	27,056
3.88%, 04/01/39(b)	110	98,450
3.95%, 04/01/44(b)	50	42,179
3.95%, 04/01/49(b)	85	68,789
4.13%, 04/01/54(b)	53	42,842
4.20%, 04/01/59(b)	85	68,282
5.65%, 05/01/45(b)	275	281,441
5.70%, 05/01/55(b)	390	395,453
5.80%, 05/01/65(b)	85	86,936
McCormick & Co., Inc./MD, 4.20%, 08/15/47	41	34,153
Mondelez International, Inc., 2.63%, 09/04/50	125	76,276
Nestle Holdings, Inc.
2.63%, 09/14/51(b)	55	34,891
3.90%, 09/24/38(b)	150	137,732
4.00%, 09/24/48(b)	30	25,041
4.70%, 01/15/53(b)	150	137,627
Post Holdings, Inc., 6.50%, 03/15/36(b)	130	132,078
Sysco Corp.
3.15%, 12/14/51	100	67,667
3.30%, 02/15/50	45	31,931
4.45%, 03/15/48	55	47,195
4.50%, 04/01/46	65	56,689
4.85%, 10/01/45	43	39,216
6.60%, 04/01/40	35	39,592
6.60%, 04/01/50	89	99,637
Tesco PLC, 6.15%, 11/15/37(b)	50	52,899
Tyson Foods, Inc.
4.55%, 06/02/47	90	78,938
5.10%, 09/28/48	140	131,809
5.15%, 08/15/44	50	48,058
		6,212,916
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	45	40,497
International Paper Co.
4.35%, 08/15/48	82	67,205
4.40%, 08/15/47	64	53,235
4.80%, 06/15/44	75	66,743
5.15%, 05/15/46	45	41,672
6.00%, 11/15/41	60	62,312
7.30%, 11/15/39	5	5,877
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	223,195
		560,736
55
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52	$90	$57,892
3.38%, 09/15/49	60	43,033
4.13%, 10/15/44	50	42,954
4.13%, 03/15/49	75	61,700
4.15%, 01/15/43	65	56,919
4.30%, 10/01/48	65	55,000
5.00%, 12/15/54	10	9,210
5.45%, 01/15/56	35	34,532
5.50%, 06/15/41	45	46,674
5.75%, 10/15/52	65	66,727
6.20%, 11/15/53	65	71,656
Boston Gas Co.
4.49%, 02/15/42(b)	30	26,215
6.12%, 07/20/53(b)	50	51,314
Brooklyn Union Gas Co.(The)
4.27%, 03/15/48(b)	38	31,021
4.49%, 03/04/49(b)	45	37,035
4.50%, 03/10/46(b)	50	42,405
6.42%, 07/18/54(b)	55	57,917
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	45	47,572
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	65	42,643
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	55	37,979
5.82%, 04/01/41(b)	65	66,964
NiSource, Inc.
3.95%, 03/30/48	90	70,945
4.38%, 05/15/47	115	97,220
4.80%, 02/15/44	100	91,168
5.00%, 06/15/52	50	44,340
5.25%, 02/15/43	10	9,721
5.65%, 02/01/45	70	70,561
5.85%, 04/01/55	125	126,104
5.95%, 06/15/41	45	47,071
ONE Gas, Inc.
4.50%, 11/01/48	15	13,300
4.66%, 02/01/44	100	91,391
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	55	38,248
3.64%, 11/01/46	50	38,458
4.65%, 08/01/43	20	18,042
5.05%, 05/15/52	50	45,622
Southern California Gas Co.
3.75%, 09/15/42	50	40,529
5.13%, 11/15/40	35	34,668
5.60%, 04/01/54	50	49,112
5.75%, 06/01/53	60	60,295
6.00%, 06/15/55	50	51,808
6.35%, 11/15/52	70	76,258
Series UU, 4.13%, 06/01/48	55	43,883
Series VV, 4.30%, 01/15/49	60	49,418
Series WW, 3.95%, 02/15/50	45	34,378
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	35	27,967
4.40%, 06/01/43	44	38,601
4.40%, 05/30/47	65	55,389
5.88%, 03/15/41	51	53,593
Series 21A, 3.15%, 09/30/51	70	46,388
Southwest Gas Corp.
3.18%, 08/15/51	30	20,363
Security	Par (000)	Value
Gas (continued)
3.80%, 09/29/46	$20	$15,635
4.15%, 06/01/49	60	47,912
Spire Missouri, Inc., 3.30%, 06/01/51	10	6,977
Washington Gas Light Co.
3.65%, 09/15/49	52	38,741
Series K, 3.80%, 09/15/46	45	35,863
WGL Holdings, Inc., 4.60%, 11/01/44	15	12,642
		2,629,973
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	90	62,089
4.10%, 03/01/48	30	24,938
Stanley Black & Decker, Inc.
2.75%, 11/15/50	86	51,993
4.85%, 11/15/48	40	35,565
5.20%, 09/01/40	30	29,392
		203,977
Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36	179	180,482
4.75%, 03/15/38	275	274,038
4.75%, 04/15/43	65	61,821
4.90%, 11/30/46	305	289,067
5.30%, 05/27/40	60	62,409
5.50%, 03/15/56	275	276,048
5.60%, 03/15/66	275	275,265
6.00%, 04/01/39	75	83,207
6.15%, 11/30/37	68	76,559
Alcon Finance Corp.
3.80%, 09/23/49(b)	50	38,906
5.75%, 12/06/52(b)	20	20,387
Baxter International, Inc.
3.13%, 12/01/51	80	49,822
3.50%, 08/15/46	30	21,207
Boston Scientific Corp.
4.55%, 03/01/39	50	48,594
4.70%, 03/01/49(a)	84	77,188
7.38%, 01/15/40	35	42,962
Danaher Corp.
2.60%, 10/01/50	80	49,403
2.80%, 12/10/51	100	63,883
4.38%, 09/15/45	50	44,173
DH Europe Finance II SARL
3.25%, 11/15/39	100	82,655
3.40%, 11/15/49	91	66,139
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	105	115,261
Koninklijke Philips NV
5.00%, 03/15/42	55	52,197
6.88%, 03/11/38	55	62,706
Medtronic, Inc., 4.63%, 03/15/45	184	170,550
Revvity, Inc., 3.63%, 03/15/51	45	32,973
Solventum Corp., 5.90%, 04/30/54	150	149,968
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	65	49,567
Stryker Corp.
2.90%, 06/15/50	65	43,135
4.10%, 04/01/43	50	43,152
4.38%, 05/15/44	45	39,694
4.63%, 03/15/46	95	85,796
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	120	90,068
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.10%, 08/15/47	$86	$72,637
4.89%, 10/07/37	80	80,645
5.30%, 02/01/44	40	39,886
5.40%, 08/10/43	40	40,831
5.55%, 02/12/46	35	35,679
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45	50	45,023
5.75%, 11/30/39	45	47,058
		3,481,041
Health Care - Services — 2.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	19,242
Adventist Health System/West, 3.63%, 03/01/49	45	31,636
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	47	34,999
4.27%, 08/15/48	41	35,387
Series 2020, 3.01%, 06/15/50	45	30,933
Aetna, Inc.
4.50%, 05/15/42	55	47,989
4.75%, 03/15/44	50	44,013
6.63%, 06/15/36	81	90,200
6.75%, 12/15/37	50	55,763
AHS Hospital Corp.
5.02%, 07/01/45	55	52,702
Series 2021, 2.78%, 07/01/51	65	41,930
Allina Health System
2.90%, 11/15/51(a)	10	6,568
Series 2019, 3.89%, 04/15/49	60	47,118
Ascension Health
3.95%, 11/15/46	115	95,871
4.85%, 11/15/53	45	41,651
Series B, 3.11%, 11/15/39	75	61,246
Banner Health
2.91%, 01/01/42	35	26,580
2.91%, 01/01/51	30	20,151
Series 2020, 3.18%, 01/01/50	35	24,586
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	5	3,001
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	60	44,720
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	60	47,621
Baylor Scott & White Holdings
3.97%, 11/15/46	15	12,578
4.19%, 11/15/45	55	47,975
Series 2021, 2.84%, 11/15/50	110	72,354
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	10	6,723
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	20	14,077
Children's Health System of Texas, 2.51%, 08/15/50	30	18,442
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	35	30,233
Series 2020, 2.59%, 02/01/50	55	34,785
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	35,772
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	5	3,231
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	30	20,074
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group(The)
3.20%, 03/15/40	$50	$39,878
3.40%, 03/15/50	145	102,749
3.40%, 03/15/51	165	116,069
3.88%, 10/15/47	110	85,389
4.80%, 08/15/38	204	197,533
4.80%, 07/15/46	100	89,711
4.90%, 12/15/48	300	269,533
5.60%, 02/15/54	130	127,220
6.00%, 01/15/56	90	93,399
6.13%, 11/15/41	61	65,248
City of Hope
Series 2013, 5.62%, 11/15/43	25	25,368
Series 2018, 4.38%, 08/15/48	50	42,480
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	57	49,955
CommonSpirit Health
3.82%, 10/01/49	72	55,699
3.91%, 10/01/50	75	57,807
4.19%, 10/01/49	101	82,270
4.35%, 11/01/42	90	80,335
5.55%, 12/01/54	20	19,675
5.66%, 09/01/55	30	29,974
6.46%, 11/01/52	40	44,032
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	15	9,928
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	45	33,683
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	65	46,854
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	40	32,173
Dignity Health, 4.50%, 11/01/42(a)	40	35,906
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	65	53,793
Elevance Health, Inc.
3.13%, 05/15/50	105	69,819
3.60%, 03/15/51	120	86,408
3.70%, 09/15/49	95	70,549
4.38%, 12/01/47	83	69,311
4.55%, 03/01/48	95	81,830
4.55%, 05/15/52	50	41,800
4.63%, 05/15/42	105	95,695
4.65%, 01/15/43	45	40,646
4.65%, 08/15/44	95	84,627
5.10%, 01/15/44	56	53,155
5.13%, 02/15/53	120	109,091
5.65%, 06/15/54	100	97,601
5.70%, 02/15/55	150	147,282
5.70%, 09/15/55	70	68,918
5.85%, 11/01/64	70	68,979
6.10%, 10/15/52	85	88,223
6.38%, 06/15/37	40	44,356
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	5	3,921
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	9,369
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	50	42,339
4.50%, 07/01/57	45	39,567
Series 2020, 2.68%, 09/01/41	10	7,453
Series 2020, 2.88%, 09/01/50	68	44,568
57
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Hartford HealthCare Corp., 3.45%, 07/01/54	$35	$25,729
HCA, Inc.
3.50%, 07/15/51	150	103,518
4.38%, 03/15/42	65	56,364
4.63%, 03/15/52	220	182,466
5.13%, 06/15/39	35	34,088
5.25%, 06/15/49	180	164,394
5.50%, 06/15/47	155	147,681
5.70%, 11/15/55	80	77,049
5.90%, 06/01/53	105	103,228
5.95%, 09/15/54	110	109,315
6.00%, 04/01/54	155	155,160
6.10%, 04/01/64	55	54,937
6.20%, 03/01/55	130	133,381
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	130	83,962
5.88%, 06/15/54(b)	70	67,949
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	25	19,766
Humana, Inc.
3.95%, 08/15/49	65	47,449
4.63%, 12/01/42	46	39,527
4.80%, 03/15/47	60	50,091
4.95%, 10/01/44	90	78,401
5.50%, 03/15/53	75	67,428
5.75%, 04/15/54	75	69,847
6.00%, 05/01/55(a)	25	24,093
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	50	41,398
Series 2021, 2.85%, 11/01/51	30	19,536
Inova Health System Foundation, 4.07%, 05/15/52	25	20,362
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	55	41,824
Iowa Health System, Series 2020, 3.67%, 02/15/50	40	30,788
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	40	32,920
Kaiser Foundation Hospitals
4.15%, 05/01/47	124	106,109
4.88%, 04/01/42	75	73,119
Series 2019, 3.27%, 11/01/49	130	94,292
Series 2021, 2.81%, 06/01/41	150	114,443
Series 2021, 3.00%, 06/01/51	120	81,160
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	93	84,554
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55	30	25,225
Series 2017, 3.77%, 07/01/48	35	27,911
Series 2020, 3.19%, 07/01/49	45	32,214
Series 2020, 3.34%, 07/01/60	55	37,386
Mayo Clinic
3.77%, 11/15/43	35	29,036
Series 2013, 4.00%, 11/15/47(a)	35	29,054
Series 2016, 4.13%, 11/15/52	30	25,110
Series 2021, 3.20%, 11/15/61	70	46,455
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	43,357
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	40	29,944
Memorial Health Services, 3.45%, 11/01/49	45	33,238
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	45	37,387
Security	Par (000)	Value
Health Care - Services (continued)
5.00%, 07/01/42	$40	$39,518
Series 2015, 4.20%, 07/01/55	10	8,426
Series 2020, 2.96%, 01/01/50	50	34,132
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	9,544
Montefiore Obligated Group
4.29%, 09/01/50	40	29,337
Series 18-C, 5.25%, 11/01/48(a)	50	42,680
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	35	26,792
Mount Sinai Hospital(The)
Series 2019, 3.74%, 07/01/49	5	3,477
Series 2020, 3.39%, 07/01/50	10	6,400
MyMichigan Health, Series 2020, 3.41%, 06/01/50	40	28,977
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	20	17,924
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	35	25,256
2.61%, 08/01/60(a)	40	23,222
4.02%, 08/01/45	80	68,227
4.06%, 08/01/56	15	12,223
Series 2019, 3.95%, 08/01/2119	70	50,020
Northwell Healthcare, Inc.
3.81%, 11/01/49	45	34,682
3.98%, 11/01/46	55	44,821
4.26%, 11/01/47	85	71,908
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,174
Novant Health, Inc.
2.64%, 11/01/36	85	69,869
3.17%, 11/01/51	85	58,224
3.32%, 11/01/61	25	16,575
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	5	3,170
NYU Langone Hospitals
4.37%, 07/01/47	70	62,067
4.78%, 07/01/44	25	23,551
5.75%, 07/01/43	15	15,801
Series 2020, 3.38%, 07/01/55(a)	40	28,438
OhioHealth Corp.
2.83%, 11/15/41	5	3,819
Series 2020, 3.04%, 11/15/50	50	35,218
Orlando Health Obligated Group
3.33%, 10/01/50	35	25,912
4.09%, 10/01/48	45	37,855
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	45	40,476
Series 2020, 3.22%, 11/15/50	30	20,437
Piedmont Healthcare, Inc.
2.86%, 01/01/52	55	36,052
Series 2042, 2.72%, 01/01/42	10	7,336
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	80	49,015
Series A, 3.93%, 10/01/48	40	31,898
Series I, 3.74%, 10/01/47	40	31,170
Quest Diagnostics, Inc., 4.70%, 03/30/45	40	37,033
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	40	27,909
Roche Holdings, Inc.
2.61%, 12/13/51(b)	215	134,581
4.00%, 11/28/44(b)	105	91,031
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
7.00%, 03/01/39(b)	$125	$151,214
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	45	28,644
Sentara Health, 2.93%, 11/01/51	20	13,279
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	30	19,044
Stanford Health Care
3.03%, 08/15/51	10	6,818
Series 2018, 3.80%, 11/15/48	93	74,480
Sutter Health
5.55%, 08/15/53	45	46,210
Series 2018, 4.09%, 08/15/48	41	34,349
Series 20A, 3.16%, 08/15/40	25	20,221
Series 20A, 3.36%, 08/15/50	60	43,762
Texas Health Resources
2.33%, 11/15/50	20	11,760
4.33%, 11/15/55	45	37,680
Toledo Hospital(The)
5.75%, 11/15/38	50	50,563
6.02%, 11/15/48	45	44,718
Trinity Health Corp.
4.13%, 12/01/45	60	51,642
Series 2019, 3.43%, 12/01/48	25	19,297
Series 2021, 2.63%, 12/01/40	35	26,341
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	20	19,195
UnitedHealth Group, Inc.
2.75%, 05/15/40	70	52,648
2.90%, 05/15/50	125	80,976
3.05%, 05/15/41	170	130,584
3.13%, 05/15/60	90	55,379
3.25%, 05/15/51	145	98,842
3.50%, 08/15/39	130	109,168
3.70%, 08/15/49	140	104,916
3.75%, 10/15/47	130	100,023
3.88%, 08/15/59	130	94,155
3.95%, 10/15/42	55	46,044
4.20%, 01/15/47	105	87,019
4.25%, 03/15/43	103	88,973
4.25%, 04/15/47	85	70,670
4.25%, 06/15/48	150	123,789
4.38%, 03/15/42	50	44,647
4.45%, 12/15/48	140	118,523
4.63%, 11/15/41	85	78,228
4.75%, 07/15/45	147	132,929
4.75%, 05/15/52	205	178,280
4.95%, 05/15/62	95	82,979
5.05%, 04/15/53	205	186,609
5.20%, 04/15/63	155	139,916
5.38%, 04/15/54	165	156,460
5.50%, 07/15/44	110	109,516
5.50%, 04/15/64	120	113,763
5.63%, 07/15/54	255	251,133
5.70%, 10/15/40	15	15,693
5.75%, 07/15/64	175	172,013
5.80%, 03/15/36	90	96,572
5.88%, 02/15/53	170	172,964
5.95%, 02/15/41	50	53,090
5.95%, 06/15/55	65	67,306
6.05%, 02/15/63	155	159,334
6.50%, 06/15/37	50	56,217
6.63%, 11/15/37	90	102,352
Security	Par (000)	Value
Health Care - Services (continued)
6.88%, 02/15/38	$80	$92,902
UPMC, 5.38%, 05/15/43	35	35,091
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	40	26,603
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	39	34,986
Series 2021, 3.07%, 03/01/51	50	32,569
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	55	33,577
		13,739,796
Holding Companies - Diversified — 0.2%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(f)	200	193,659
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	179,583
5.38%, 01/29/54(f)	200	185,825
JAB Holdings BV
3.75%, 05/28/51(b)	35	24,584
4.50%, 04/08/52(b)	5	3,954
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	143,718
3.70%, 11/07/49(f)	200	153,908
3.95%, 05/21/50(f)	200	160,033
Temasek Financial I Ltd.
2.50%, 10/06/70(b)	250	145,400
2.75%, 08/02/61(b)	250	162,624
		1,353,288
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61	20	13,651
6.00%, 01/15/43	70	66,748
		80,399
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	55	36,148
Whirlpool Corp.
4.50%, 06/01/46	56	41,316
4.60%, 05/15/50	60	43,830
		121,294
Household Products & Wares — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	60	49,113
5.00%, 06/15/52	50	46,723
Kimberly-Clark Corp.
2.88%, 02/07/50	30	20,562
3.20%, 07/30/46	80	58,669
3.90%, 05/04/47	25	20,317
5.30%, 03/01/41	30	31,233
6.63%, 08/01/37	55	64,006
SC Johnson & Son, Inc.
4.75%, 10/15/46(b)	40	36,260
4.80%, 09/01/40(b)	50	48,220
		375,103
Housewares — 0.0%
Newell Brands, Inc.
7.38%, 04/01/36	48	48,315
7.50%, 04/01/46	72	63,899
		112,214
Insurance — 2.1%
200 Park Funding Trust, 5.74%, 02/15/55(b)	130	128,635
59
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aflac, Inc.
4.00%, 10/15/46	$60	$48,691
4.75%, 01/15/49	80	70,915
AIA Group Ltd.
3.20%, 09/16/40(b)	225	181,905
4.50%, 03/16/46(b)	55	50,753
5.40%, 09/30/54(b)	35	34,526
Alleghany Corp.
3.25%, 08/15/51	65	45,068
4.90%, 09/15/44	70	65,456
Allstate Corp.(The)
3.85%, 08/10/49	30	23,083
4.20%, 12/15/46	75	62,095
4.50%, 06/15/43	70	61,812
5.95%, 04/01/36	50	54,204
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(c)	35	36,776
American Financial Group, Inc./OH, 4.50%, 06/15/47	70	59,842
American International Group, Inc.
4.38%, 06/30/50	110	91,774
4.50%, 07/16/44	85	75,237
4.75%, 04/01/48	100	89,669
AmFam Holdings, Inc., 3.83%, 03/11/51(b)	37	26,244
Aon Corp., 6.25%, 09/30/40	50	55,062
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	60	37,333
3.90%, 02/28/52	85	63,200
Aon Global Ltd.
4.60%, 06/14/44	45	39,526
4.75%, 05/15/45	54	47,920
Aon North America, Inc., 5.75%, 03/01/54	210	207,865
Arch Capital Finance LLC, 5.03%, 12/15/46	90	85,095
Arch Capital Group Ltd., 3.64%, 06/30/50	90	66,687
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	55	52,923
Arthur J Gallagher & Co.
3.05%, 03/09/52	45	28,516
3.50%, 05/20/51	100	69,449
5.55%, 02/15/55	155	148,010
5.75%, 03/02/53	67	65,038
5.75%, 07/15/54	60	58,393
6.75%, 02/15/54	40	43,749
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(b)(c)	30	28,481
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	50	35,537
Athene Holding Ltd.
3.45%, 05/15/52	50	30,582
3.95%, 05/25/51	70	48,056
6.25%, 04/01/54	85	79,317
6.63%, 05/19/55	55	53,811
Beacon Funding Trust, 6.27%, 08/15/54(b)	100	101,756
Belrose Funding Trust II, 6.79%, 05/15/55(b)	100	102,199
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	60	36,201
2.85%, 10/15/50	170	109,876
3.85%, 03/15/52	265	205,686
4.20%, 08/15/48	233	196,147
4.25%, 01/15/49	196	165,439
4.30%, 05/15/43	50	45,234
4.40%, 05/15/42	90	83,360
5.75%, 01/15/40	63	69,310
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	$105	$98,646
Brighthouse Financial, Inc.
3.85%, 12/22/51	40	23,307
4.70%, 06/22/47	99	68,920
Brown & Brown, Inc.
4.95%, 03/17/52	65	55,493
6.25%, 06/23/55	55	55,895
Chubb INA Holdings LLC
2.85%, 12/15/51	65	42,140
3.05%, 12/15/61	105	65,896
4.15%, 03/13/43	55	48,245
4.35%, 11/03/45	150	131,761
6.00%, 05/11/37	61	66,745
6.70%, 05/15/36	30	34,570
Series 1, 6.50%, 05/15/38	70	80,342
Corebridge Financial, Inc.
4.35%, 04/05/42	55	47,210
4.40%, 04/05/52	125	99,354
Empower Finance 2020 LP, 3.08%, 09/17/51(b)	65	43,421
Equitable Holdings, Inc., 5.00%, 04/20/48	73	64,949
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	100	63,385
3.50%, 10/15/50	95	66,146
4.87%, 06/01/44	40	35,602
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	50	50,021
6.35%, 03/22/54	50	51,928
6.50%, 05/20/55	10	10,698
Farmers Insurance Exchange
4.75%, 11/01/57(b)(c)	50	42,577
7.00%, 10/15/64, (10-year CMT + 3.86%)(b)(c)	10	10,289
Fidelity National Financial, Inc., 3.20%, 09/17/51	60	37,911
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	30	30,847
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	15	14,101
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	55	48,400
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	65	54,240
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(b)	35	23,943
4.85%, 01/24/77(b)	70	58,896
4.88%, 06/19/64(b)	50	43,873
Hanover Insurance Group, Inc.(The)
2.90%, 09/15/51	15	9,759
3.60%, 08/19/49	85	63,151
4.30%, 04/15/43	50	44,156
4.40%, 03/15/48	70	59,857
5.95%, 10/15/36	30	32,500
6.10%, 10/01/41	45	49,060
Jackson Financial, Inc., 4.00%, 11/23/51	65	44,171
Liberty Mutual Group, Inc.
3.95%, 10/15/50(b)	195	146,698
3.95%, 05/15/60(b)	80	57,291
4.30%, 02/01/61(b)	85	57,143
5.50%, 06/15/52(b)	90	85,249
7.80%, 03/07/87(b)	50	58,024
Lincoln National Corp.
4.35%, 03/01/48	27	21,066
7.00%, 06/15/40	55	58,540
Loews Corp., 4.13%, 05/15/43	65	56,045
Manulife Financial Corp., 5.38%, 03/04/46	80	79,737
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Markel Group, Inc.
3.45%, 05/07/52	$65	$44,907
4.15%, 09/17/50	51	40,114
4.30%, 11/01/47	20	16,464
5.00%, 04/05/46	40	36,670
5.00%, 05/20/49	70	63,021
6.00%, 05/16/54	65	66,199
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51	40	25,436
4.20%, 03/01/48	80	65,786
4.35%, 01/30/47	55	46,542
4.75%, 03/15/39	45	43,499
4.90%, 03/15/49	100	90,485
5.35%, 11/15/44	50	48,452
5.40%, 03/15/55	175	168,107
5.45%, 03/15/53	70	67,411
5.45%, 03/15/54	60	57,565
5.70%, 09/15/53	45	44,707
6.25%, 11/01/52	45	48,283
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	40	24,668
3.38%, 04/15/50(b)	45	31,171
3.73%, 10/15/70(b)	76	49,645
4.90%, 04/01/77(b)	50	41,245
5.08%, 02/15/69(b)(c)	30	27,392
5.67%, 12/01/52(b)	90	88,901
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	30	33,401
MetLife, Inc.
4.05%, 03/01/45	100	82,661
4.13%, 08/13/42	101	85,928
4.60%, 05/13/46	95	84,302
4.72%, 12/15/44	30	26,920
4.88%, 11/13/43	116	107,414
5.00%, 07/15/52	120	108,484
5.25%, 01/15/54	115	108,308
5.88%, 02/06/41	100	105,287
6.40%, 12/15/66	135	141,451
10.75%, 08/01/69	31	41,178
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.95%)(b)(c)	35	36,645
Nanshan Life Pte Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(c)(f)	200	201,249
Nationwide Financial Services, Inc.
3.90%, 11/30/49(b)	105	81,532
5.30%, 11/18/44(b)	40	38,280
6.75%, 05/15/87	30	30,264
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	140	111,775
9.38%, 08/15/39(b)	95	128,140
New York Life Insurance Co.
3.75%, 05/15/50(b)	145	109,878
4.45%, 05/15/69(b)	100	79,405
6.75%, 11/15/39(b)	100	115,374
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(b)	135	97,114
3.63%, 09/30/59(b)	145	103,695
3.85%, 09/30/47(b)	110	87,818
6.06%, 03/30/40(b)	125	134,976
Old Republic International Corp., 3.85%, 06/11/51	75	54,427
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(b)	10	7,717
Security	Par (000)	Value
Insurance (continued)
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(c)	$75	$60,540
5.95%, 09/15/55(b)	35	35,481
Pacific LifeCorp
3.35%, 09/15/50(b)	80	55,966
5.13%, 01/30/43(b)	50	47,726
5.40%, 09/15/52(b)	75	72,410
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	60	41,192
Pine Street Trust II, 5.57%, 02/15/49(b)	110	105,132
Pine Street Trust III, 6.22%, 05/15/54(b)	30	30,487
Principal Financial Group, Inc.
4.30%, 11/15/46	45	38,075
4.35%, 05/15/43	46	40,153
4.63%, 09/15/42	35	31,663
5.50%, 03/15/53	110	106,142
6.05%, 10/15/36	50	54,580
Progressive Corp.(The)
3.70%, 03/15/52	75	56,242
3.95%, 03/26/50	70	55,022
4.13%, 04/15/47	87	72,127
4.20%, 03/15/48	60	49,854
4.35%, 04/25/44	65	56,772
Provident Financing Trust I, 7.41%, 03/15/38	25	27,654
Prudential Financial, Inc.
3.00%, 03/10/40	50	39,010
3.70%, 03/13/51	140	102,253
3.91%, 12/07/47	90	70,381
3.94%, 12/07/49	120	92,580
4.35%, 02/25/50	120	97,865
4.42%, 03/27/48	30	25,282
4.60%, 05/15/44	88	78,223
5.70%, 12/14/36	65	68,787
6.63%, 12/01/37	50	57,561
6.63%, 06/21/40	50	56,609
Securian Financial Group, Inc., 4.80%, 04/15/48(b)	55	48,086
Selective Insurance Group, Inc., 5.38%, 03/01/49	45	42,715
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	15	15,590
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	140	97,390
4.27%, 05/15/47(b)	210	176,592
4.90%, 09/15/44(b)	145	134,426
6.85%, 12/16/39(b)	100	116,418
Transatlantic Holdings, Inc., 8.00%, 11/30/39	35	43,970
Travelers Companies, Inc.(The)
2.55%, 04/27/50	50	30,786
3.05%, 06/08/51	50	33,522
3.75%, 05/15/46	45	35,782
4.00%, 05/30/47	85	69,491
4.05%, 03/07/48	80	65,545
4.10%, 03/04/49	60	49,582
4.30%, 08/25/45	35	30,186
4.60%, 08/01/43	40	36,901
5.35%, 11/01/40	135	137,619
5.45%, 05/25/53	85	84,028
5.70%, 07/24/55	25	25,690
6.25%, 06/15/37	65	72,858
6.75%, 06/20/36	40	46,214
Unum Group
4.05%, 08/15/41(b)	65	54,042
4.13%, 06/15/51	25	18,653
61
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/49	$50	$39,258
5.75%, 08/15/42	75	74,435
6.00%, 06/15/54	25	24,394
W R Berkley Corp.
3.15%, 09/30/61	45	27,675
3.55%, 03/30/52	25	17,992
4.00%, 05/12/50	70	55,510
4.75%, 08/01/44	55	50,328
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(b)	60	41,824
5.15%, 01/15/49(b)	55	50,596
Willis North America, Inc.
3.88%, 09/15/49	55	41,002
5.05%, 09/15/48	35	31,635
5.90%, 03/05/54	80	79,223
Wynnton Funding Trust II, 5.99%, 08/15/55(b)	10	10,135
XL Group Ltd., 5.25%, 12/15/43	50	48,076
		13,622,872
Internet — 1.4%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	152,136
3.15%, 02/09/51	210	145,221
3.25%, 02/09/61	5	3,299
4.00%, 12/06/37	75	70,005
4.20%, 12/06/47	225	190,374
4.40%, 12/06/57	75	63,335
5.63%, 11/26/54	10	10,276
Alphabet, Inc.
1.90%, 08/15/40	175	120,822
2.05%, 08/15/50	275	151,660
2.25%, 08/15/60(a)	145	76,132
5.25%, 05/15/55	90	87,285
5.30%, 05/15/65	80	75,787
5.35%, 11/15/45	165	165,643
5.45%, 11/15/55	545	541,473
5.50%, 02/15/46	210	214,080
5.65%, 02/15/56	105	107,376
5.70%, 11/15/75	335	334,792
5.75%, 02/15/66	135	137,460
Amazon.com, Inc.
2.50%, 06/03/50	265	160,430
2.70%, 06/03/60	203	114,710
2.88%, 05/12/41	205	157,290
3.10%, 05/12/51	300	203,815
3.25%, 05/12/61	180	115,773
3.88%, 08/22/37	275	255,133
3.95%, 04/13/52	250	197,373
4.05%, 08/22/47	342	282,556
4.10%, 04/13/62	95	73,101
4.25%, 08/22/57	225	181,424
4.95%, 12/05/44	185	179,397
5.45%, 11/20/55	260	255,776
5.55%, 11/20/65	200	195,618
AppLovin Corp., 5.95%, 12/01/54	20	19,164
eBay, Inc.
3.65%, 05/10/51	100	74,310
4.00%, 07/15/42	85	70,955
Meta Platforms, Inc.
4.45%, 08/15/52	295	242,029
4.65%, 08/15/62	160	129,795
5.40%, 08/15/54	335	316,141
Security	Par (000)	Value
Internet (continued)
5.50%, 11/15/45	$430	$424,590
5.55%, 08/15/64	275	258,950
5.60%, 05/15/53	265	257,754
5.63%, 11/15/55	420	411,106
5.75%, 05/15/63	190	184,674
5.75%, 11/15/65	530	515,951
Netflix, Inc., 5.40%, 08/15/54	45	44,653
Prosus NV
3.83%, 02/08/51(f)	200	136,332
4.03%, 08/03/50(f)	200	142,030
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	145,242
3.84%, 04/22/51(f)	200	160,886
3.93%, 01/19/38(f)	200	188,399
Uber Technologies, Inc., 5.35%, 09/15/54	135	128,736
		8,871,249
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54(a)	30	32,161
6.75%, 03/01/41	50	55,734
7.00%, 10/15/39	65	75,080
Cleveland-Cliffs, Inc., 6.25%, 10/01/40	35	29,790
Nucor Corp.
2.98%, 12/15/55	84	53,551
3.85%, 04/01/52	90	69,715
6.40%, 12/01/37	75	84,658
Steel Dynamics, Inc.
3.25%, 10/15/50	55	37,531
5.75%, 05/15/55	40	39,836
U.S. Steel Corp., 6.65%, 06/01/37	30	31,570
Vale Overseas Ltd.
6.40%, 06/28/54	115	120,543
6.88%, 11/21/36	80	91,654
6.88%, 11/10/39	65	74,171
Vale SA, 5.63%, 09/11/42	110	112,068
		908,062
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	20	16,005
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	75	75,115
		91,120
Lodging — 0.0%
Marriott International, Inc., 5.50%, 04/15/37	100	103,285
Marriott International, Inc./MD, 5.10%, 05/01/38	50	49,545
		152,830
Machinery — 0.2%
Caterpillar, Inc.
3.25%, 09/19/49	120	87,269
3.25%, 04/09/50	55	39,992
3.80%, 08/15/42	180	153,819
4.30%, 05/15/44	100	89,362
4.75%, 05/15/64	25	22,350
5.20%, 05/27/41	146	149,622
6.05%, 08/15/36	65	73,390
Deere & Co.
2.88%, 09/07/49	55	37,895
3.75%, 04/15/50	65	51,916
3.90%, 06/09/42	124	108,798
5.70%, 01/19/55	65	68,834
Dover Corp., 5.38%, 03/01/41	50	51,994
GE Vernova, Inc., 5.50%, 02/04/56	35	34,718
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc., 5.70%, 06/15/54	$30	$30,491
Otis Worldwide Corp.
3.11%, 02/15/40	105	83,975
3.36%, 02/15/50	95	68,188
Rockwell Automation, Inc.
2.80%, 08/15/61	25	14,616
4.20%, 03/01/49	80	67,843
Vertiv Holdings Co.
5.65%, 03/15/46	30	29,786
5.95%, 03/15/66	30	29,876
Xylem, Inc., 4.38%, 11/01/46	30	26,233
		1,320,967
Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46	65	46,000
3.25%, 08/26/49	100	69,824
3.63%, 10/15/47	55	41,892
3.70%, 04/15/50	40	30,080
3.88%, 06/15/44	50	41,229
4.00%, 09/14/48	115	92,378
5.70%, 03/15/37	77	82,247
Eaton Corp.
3.92%, 09/15/47	90	74,836
4.15%, 11/02/42	115	101,824
4.70%, 08/23/52	90	82,062
Illinois Tool Works, Inc.
3.90%, 09/01/42	135	117,195
4.88%, 09/15/41	56	54,934
Parker-Hannifin Corp.
4.00%, 06/14/49	90	73,949
4.10%, 03/01/47	70	59,238
4.45%, 11/21/44	55	49,328
6.25%, 05/15/38	40	45,308
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	250	193,493
3.30%, 09/15/46(b)	15	11,335
4.20%, 03/16/47(b)	255	220,766
4.40%, 05/27/45(b)	60	53,992
Siemens Funding BV, 5.90%, 05/28/65(b)	15	15,891
Textron, Inc., 4.95%, 03/15/36	25	25,140
		1,582,941
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	170	122,526
3.50%, 03/01/42	75	52,993
3.70%, 04/01/51	140	90,623
3.85%, 04/01/61	175	105,728
3.90%, 06/01/52	250	164,228
3.95%, 06/30/62	125	76,397
4.40%, 12/01/61	150	100,510
4.80%, 03/01/50	285	217,299
5.13%, 07/01/49	130	103,303
5.25%, 04/01/53(a)	165	133,288
5.38%, 04/01/38	90	83,569
5.38%, 05/01/47	245	204,493
5.50%, 04/01/63	150	119,397
5.75%, 04/01/48	253	219,663
6.48%, 10/23/45	326	310,079
6.70%, 12/01/55(a)	65	63,354
Security	Par (000)	Value
Media (continued)
6.83%, 10/23/55	$45	$44,234
Comcast Corp.
2.45%, 08/15/52(a)	155	84,258
2.65%, 08/15/62	135	70,015
2.80%, 01/15/51	185	110,052
2.89%, 11/01/51	515	310,927
2.94%, 11/01/56	605	352,513
2.99%, 11/01/63	289	160,649
3.20%, 07/15/36	95	82,458
3.25%, 11/01/39	126	100,476
3.40%, 07/15/46	180	128,457
3.45%, 02/01/50	200	137,157
3.75%, 04/01/40	175	147,508
3.90%, 03/01/38	105	93,283
3.97%, 11/01/47	227	174,186
4.00%, 08/15/47	85	65,852
4.00%, 03/01/48	90	69,370
4.00%, 11/01/49	201	152,086
4.05%, 11/01/52	95	71,355
4.60%, 10/15/38	99	93,432
4.60%, 08/15/45	105	91,400
4.65%, 07/15/42	90	80,775
4.70%, 10/15/48	140	119,521
4.75%, 03/01/44	80	71,497
4.95%, 10/15/58	120	102,567
5.35%, 05/15/53(a)	140	128,927
5.50%, 05/15/64	140	128,962
5.65%, 06/01/54	125	120,566
6.05%, 05/15/55(a)	100	102,337
6.45%, 03/15/37	70	78,265
6.55%, 07/01/39	40	44,617
6.95%, 08/15/37	30	34,754
Cox Communications, Inc.
2.95%, 10/01/50(b)	75	42,496
3.60%, 06/15/51(b)	80	50,854
4.50%, 06/30/43(b)	41	32,352
4.60%, 08/15/47(b)	50	37,845
4.70%, 12/15/42(b)	35	28,276
5.80%, 12/15/53(b)	75	65,394
5.95%, 09/01/54(b)	75	66,814
8.38%, 03/01/39(b)	50	58,680
Discovery Communications LLC
5.00%, 09/20/37	80	63,079
5.20%, 09/20/47	2	1,129
6.35%, 06/01/40	50	40,898
Fox Corp.
5.48%, 01/25/39	160	159,051
5.58%, 01/25/49	100	94,729
Grupo Televisa SAB
5.00%, 05/13/45	50	34,215
5.25%, 05/24/49	45	31,020
6.13%, 01/31/46	65	50,277
6.63%, 01/15/40	94	83,225
NBCUniversal Media LLC
4.45%, 01/15/43	70	60,663
5.95%, 04/01/41	55	57,241
6.40%, 04/30/40	5	5,500
Paramount Global
4.38%, 03/15/43	135	84,675
4.60%, 01/15/45	55	34,661
4.85%, 07/01/42	49	33,236
63
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.90%, 08/15/44	$55	$35,331
4.95%, 05/19/50(a)	95	60,008
5.25%, 04/01/44	30	20,377
5.85%, 09/01/43	110	81,467
5.90%, 10/15/40	25	20,450
6.88%, 04/30/36	129	117,181
Time Warner Cable LLC
4.50%, 09/15/42	119	93,963
5.50%, 09/01/41	80	71,661
5.88%, 11/15/40	115	107,973
6.55%, 05/01/37	155	159,711
6.75%, 06/15/39	155	158,934
7.30%, 07/01/38	140	151,612
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	100	70,906
3.70%, 12/01/42	70	57,651
4.13%, 06/01/44	96	81,900
4.38%, 08/16/41	50	45,665
Series E, 4.13%, 12/01/41	80	70,969
Walt Disney Co.(The)
2.75%, 09/01/49	135	86,831
3.50%, 05/13/40	190	161,205
3.60%, 01/13/51	290	217,916
3.80%, 05/13/60	35	25,846
4.63%, 03/23/40	50	48,334
4.70%, 03/23/50	180	162,139
4.75%, 09/15/44	70	64,927
4.75%, 11/15/46	45	41,275
4.95%, 10/15/45	65	61,647
5.40%, 10/01/43	95	96,838
6.15%, 03/01/37	31	34,730
6.15%, 02/15/41	50	55,007
6.65%, 11/15/37	150	173,060
7.75%, 12/01/45	35	44,910
		9,616,640
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	60	51,557
4.38%, 06/15/45	40	35,761
Valmont Industries, Inc.
5.00%, 10/01/44	65	60,466
5.25%, 10/01/54	20	19,260
		167,044
Mining — 0.7%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	172,685
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	32,211
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	10	11,128
Barrick North America Finance LLC
5.70%, 05/30/41	94	97,667
5.75%, 05/01/43	84	87,093
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	95	101,740
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	115	101,321
5.00%, 09/30/43	245	237,338
5.50%, 09/08/53	75	75,587
5.75%, 09/05/55	55	57,392
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	145,638
Security	Par (000)	Value
Mining (continued)
4.25%, 07/17/42(b)	$200	$169,975
4.38%, 02/05/49(f)	200	162,127
4.50%, 08/01/47(f)	200	167,817
5.63%, 10/18/43(f)	200	197,587
6.30%, 09/08/53(f)	200	210,104
6.78%, 01/13/55(f)	200	221,191
Freeport-McMoRan, Inc., 5.45%, 03/15/43	175	173,048
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	55	55,019
6.00%, 11/15/41(b)	40	42,162
6.90%, 11/15/37(b)	49	56,312
Glencore Funding LLC
3.38%, 09/23/51(b)	50	34,372
3.88%, 04/27/51(b)	85	64,638
5.89%, 04/04/54(b)	35	35,850
6.14%, 04/01/55(b)	60	63,278
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	170,282
Newmont Corp.
4.88%, 03/15/42	62	60,216
5.45%, 06/09/44	45	45,629
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	40	33,345
Nexa Resources SA, 6.60%, 04/08/37(f)	200	214,097
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	131	82,819
5.20%, 11/02/40	105	106,315
Rio Tinto Finance USA PLC
4.13%, 08/21/42	70	61,212
4.75%, 03/22/42	55	52,199
5.13%, 03/09/53	115	109,052
5.75%, 03/14/55	205	212,908
5.88%, 03/14/65	50	52,192
Southern Copper Corp.
5.25%, 11/08/42	120	117,262
5.88%, 04/23/45	120	125,341
6.75%, 04/16/40	100	114,427
		4,330,576
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	50	14,220
Oil & Gas — 3.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	187,679
Aker BP ASA, 5.80%, 10/01/54(b)	5	4,687
APA Corp.
5.10%, 09/01/40	35	32,127
5.35%, 07/01/49	45	39,067
6.75%, 02/15/55	70	71,189
BP Capital Markets America, Inc.
2.77%, 11/10/50	135	85,732
2.94%, 06/04/51	210	137,355
3.00%, 02/24/50	210	140,437
3.00%, 03/17/52	135	88,741
3.06%, 06/17/41	140	109,253
3.38%, 02/08/61	180	120,501
Burlington Resources LLC, 5.95%, 10/15/36	55	60,217
Canadian Natural Resources Ltd.
4.95%, 06/01/47	75	68,182
6.25%, 03/15/38	110	118,775
6.50%, 02/15/37	50	55,002
6.75%, 02/01/39	40	44,914
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy, Inc.
3.75%, 02/15/52	$90	$65,238
5.25%, 06/15/37	32	31,918
5.40%, 03/20/36	60	61,061
5.40%, 06/15/47	67	63,193
6.75%, 11/15/39	53	59,282
Chevron Corp., 3.08%, 05/11/50	120	83,991
Chevron USA, Inc.
2.34%, 08/12/50	85	50,962
5.25%, 11/15/43	83	84,618
6.00%, 03/01/41	45	49,966
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	404,642
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	47,648
ConocoPhillips
4.88%, 10/01/47	15	13,751
5.90%, 05/15/38	25	27,084
6.50%, 02/01/39	155	176,969
ConocoPhillips Co.
3.76%, 03/15/42	85	70,999
3.80%, 03/15/52	85	64,301
4.03%, 03/15/62	130	96,547
4.30%, 11/15/44	105	91,073
5.30%, 05/15/53	115	109,108
5.50%, 01/15/55	140	137,342
5.55%, 03/15/54	90	88,652
5.65%, 01/15/65	65	63,758
5.70%, 09/15/63	50	49,753
5.95%, 03/15/46	55	58,039
Continental Resources, Inc./OK, 4.90%, 06/01/44	70	57,670
Coterra Energy, Inc., 5.90%, 02/15/55	75	74,594
Devon Energy Corp.
4.75%, 05/15/42	44	39,859
5.00%, 06/15/45	70	63,652
5.60%, 07/15/41	150	150,290
5.75%, 09/15/54(a)	105	102,170
Diamondback Energy, Inc.
4.25%, 03/15/52	75	60,099
4.40%, 03/24/51(a)	100	82,640
5.75%, 04/18/54	160	156,085
5.90%, 04/18/64	80	78,376
6.25%, 03/15/53	70	72,812
Ecopetrol SA
5.88%, 05/28/45	241	181,273
5.88%, 11/02/51	100	72,199
7.38%, 09/18/43(a)	90	82,445
Eni SpA, 5.70%, 10/01/40(b)	50	51,135
EOG Resources, Inc.
4.95%, 04/15/50	105	95,416
5.65%, 12/01/54	75	75,067
5.95%, 07/15/55	70	73,053
Equinor ASA
3.25%, 11/18/49	140	100,049
3.63%, 04/06/40	65	56,050
3.70%, 04/06/50	100	77,288
3.95%, 05/15/43	102	86,788
4.25%, 11/23/41	70	62,879
4.80%, 11/08/43	50	47,385
5.10%, 08/17/40	110	110,429
Exxon Mobil Corp.
3.00%, 08/16/39	85	69,427
Security	Par (000)	Value
Oil & Gas (continued)
3.10%, 08/16/49	$140	$98,027
3.45%, 04/15/51	305	224,107
3.57%, 03/06/45	125	100,244
4.11%, 03/01/46	225	191,858
4.23%, 03/19/40	190	177,021
4.33%, 03/19/50	285	244,291
Hess Corp.
5.60%, 02/15/41	110	115,621
5.80%, 04/01/47	55	57,594
6.00%, 01/15/40	105	114,806
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	200	204,861
Marathon Petroleum Corp.
4.50%, 04/01/48	70	57,769
4.75%, 09/15/44	80	70,634
5.00%, 09/15/54(a)	30	25,909
6.50%, 03/01/41	120	131,157
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	105	116,616
Murphy Oil Corp., 5.88%, 12/01/42	40	35,274
Occidental Petroleum Corp.
4.20%, 03/15/48	55	42,659
4.40%, 04/15/46	55	45,019
6.05%, 10/01/54	115	114,555
6.20%, 03/15/40	84	87,725
6.45%, 09/15/36	160	174,420
6.60%, 03/15/46	75	79,730
7.95%, 06/15/39	35	42,258
Ovintiv, Inc.
6.50%, 02/01/38	50	54,061
6.63%, 08/15/37	45	49,270
7.10%, 07/15/53	45	50,210
Pertamina Persero PT
4.18%, 01/21/50(f)	200	154,740
5.63%, 05/20/43(f)	200	193,847
6.00%, 05/03/42(f)	200	201,822
6.45%, 05/30/44(f)	200	211,887
Petrobras Global Finance BV
5.50%, 06/10/51(a)	50	42,124
6.75%, 01/27/41	60	60,528
6.85%, 06/05/2115(a)	150	144,524
6.88%, 01/20/40(a)	90	92,559
7.25%, 03/17/44(a)	60	63,227
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	127,664
Petroleos Mexicanos
5.50%, 06/27/44	120	93,531
5.63%, 01/23/46	10	7,741
6.35%, 02/12/48	150	120,337
6.38%, 01/23/45(a)	150	124,488
6.50%, 06/02/41	100	89,281
6.75%, 09/21/47	575	477,713
6.95%, 01/28/60	400	329,198
7.69%, 01/23/50	750	682,510
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	139,203
4.50%, 03/18/45(f)	200	181,814
4.55%, 04/21/50(f)	300	269,783
5.85%, 04/03/55(f)	200	213,198
Phillips 66
3.30%, 03/15/52	120	80,544
4.88%, 11/15/44	195	175,894
5.88%, 05/01/42	135	138,839
65
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66 Co.
4.68%, 02/15/45	$85	$74,215
4.90%, 10/01/46	70	62,416
5.50%, 03/15/55	40	37,894
5.65%, 06/15/54	90	86,771
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	155,461
Qatar Energy
3.13%, 07/12/41(f)	400	314,229
3.30%, 07/12/51(f)	400	285,228
Raizen Fuels Finance SA, 6.95%, 03/05/54(f)	200	83,357
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	187,612
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	267,128
3.50%, 11/24/70(f)	200	126,115
4.25%, 04/16/39(f)	400	366,021
4.38%, 04/16/49(f)	200	166,772
5.75%, 07/17/54(f)	200	194,532
5.88%, 07/17/64(f)	200	194,406
6.38%, 06/02/55(f)	200	211,250
Shell Finance U.S., Inc.
3.00%, 11/26/51(b)	80	52,922
3.13%, 11/07/49(b)	100	69,051
3.25%, 04/06/50	205	144,483
3.75%, 09/12/46	125	99,183
4.00%, 05/10/46	205	169,468
4.38%, 05/11/45	285	249,630
4.55%, 08/12/43	50	45,737
5.13%, 10/15/41(b)	25	24,824
5.50%, 03/25/40(b)	80	83,368
6.38%, 12/15/38(b)	265	300,520
Shell International Finance BV
2.88%, 11/26/41	70	52,651
3.63%, 08/21/42	60	49,103
4.00%, 05/10/46	45	37,489
4.38%, 05/11/45	40	35,097
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	182,234
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	277,839
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	150,622
Suncor Energy, Inc.
3.75%, 03/04/51	75	54,864
4.00%, 11/15/47	74	57,938
6.80%, 05/15/38	66	74,554
6.85%, 06/01/39	70	78,758
TotalEnergies Capital International SA
2.99%, 06/29/41	112	86,421
3.13%, 05/29/50	286	196,184
3.39%, 06/29/60	85	56,499
3.46%, 07/12/49	115	84,675
TotalEnergies Capital SA
5.28%, 09/10/54	75	72,010
5.43%, 09/10/64	110	104,792
5.49%, 04/05/54	155	153,382
5.64%, 04/05/64	95	93,917
Transocean International Ltd., 6.80%, 03/15/38	45	43,603
Valero Energy Corp.
3.65%, 12/01/51	115	81,927
4.00%, 06/01/52	50	37,909
4.90%, 03/15/45	65	59,660
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 06/15/37	$140	$157,177
Woodside Finance Ltd., 5.70%, 09/12/54	75	72,307
YPF SA, 7.00%, 12/15/47(f)	90	80,554
		19,200,334
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	130	129,291
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	143	116,142
Halliburton Co.
4.50%, 11/15/41	60	54,627
4.75%, 08/01/43	93	84,441
5.00%, 11/15/45	175	160,617
6.70%, 09/15/38	78	88,957
7.45%, 09/15/39	95	114,762
NOV, Inc., 3.95%, 12/01/42	109	88,083
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	194	213,999
		1,050,919
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	75	49,625
4.05%, 12/15/49	50	40,184
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	40	40,470
Sonoco Products Co., 5.75%, 11/01/40	50	51,844
Stora Enso OYJ, 7.25%, 04/15/36(b)	35	39,162
		221,285
Pharmaceuticals — 2.8%
AbbVie, Inc.
4.05%, 11/21/39	380	343,785
4.25%, 11/21/49	510	428,916
4.30%, 05/14/36	120	116,305
4.40%, 11/06/42	290	262,790
4.45%, 05/14/46	201	178,131
4.63%, 10/01/42	75	70,062
4.70%, 05/14/45	270	247,468
4.75%, 03/15/45	70	64,908
4.85%, 06/15/44	90	84,623
4.88%, 11/14/48	115	106,131
5.35%, 03/15/44	70	70,067
5.40%, 03/15/54	300	294,577
5.50%, 03/15/64	155	152,566
5.55%, 03/15/56	35	35,205
5.60%, 03/15/55	105	106,146
5.65%, 03/15/66	105	105,373
AstraZeneca PLC
2.13%, 08/06/50	75	42,812
3.00%, 05/28/51	65	44,671
4.00%, 09/18/42	101	88,034
4.38%, 11/16/45	98	87,459
4.38%, 08/17/48	75	66,324
6.45%, 09/15/37	255	292,113
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	113	85,979
4.40%, 07/15/44(b)	140	114,925
4.63%, 06/25/38(b)	110	102,164
4.70%, 07/15/64(b)	81	63,403
4.88%, 06/25/48(b)	85	72,923
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)	80	87,615
Becton Dickinson & Co., 3.79%, 05/20/50	55	42,348
Bristol-Myers Squibb Co.
2.35%, 11/13/40	105	75,791
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.55%, 11/13/50	$140	$84,440
3.25%, 08/01/42	75	58,846
3.55%, 03/15/42	100	82,121
3.70%, 03/15/52	245	182,781
3.90%, 03/15/62	70	51,438
4.13%, 06/15/39	220	202,321
4.25%, 10/26/49	375	311,843
4.35%, 11/15/47	80	68,504
4.50%, 03/01/44	35	31,562
4.55%, 02/20/48	130	113,812
4.63%, 05/15/44	105	95,975
5.00%, 08/15/45	85	81,005
5.50%, 02/22/44	55	56,089
5.55%, 02/22/54	245	243,008
5.65%, 02/22/64	20	20,085
Cardinal Health, Inc.
4.37%, 06/15/47	61	51,493
4.50%, 11/15/44	35	30,529
4.60%, 03/15/43	40	35,926
4.90%, 09/15/45	35	32,054
5.75%, 11/15/54	60	60,479
Cencora, Inc.
4.25%, 03/01/45	55	47,493
4.30%, 12/15/47	50	43,040
5.65%, 02/13/56	35	35,157
CVS Health Corp.
2.70%, 08/21/40	40	29,208
4.13%, 04/01/40	90	78,159
4.25%, 04/01/50	55	43,477
4.78%, 03/25/38	425	405,579
5.05%, 03/25/48	785	699,733
5.13%, 07/20/45	295	269,684
5.30%, 12/05/43	95	89,543
5.63%, 02/21/53	140	133,231
5.88%, 06/01/53	145	141,965
6.00%, 06/01/44	70	71,054
6.00%, 06/01/63	75	73,285
6.05%, 06/01/54	90	90,410
6.13%, 09/15/39	55	58,292
6.20%, 09/15/55	100	102,539
6.25%, 09/15/65	50	50,637
Eli Lilly & Co.
2.25%, 05/15/50	150	87,662
2.50%, 09/15/60	85	46,858
3.70%, 03/01/45	35	28,430
3.95%, 05/15/47	40	33,121
3.95%, 03/15/49	100	81,605
4.15%, 03/15/59	55	44,254
4.88%, 02/27/53	120	110,462
4.95%, 02/27/63	85	77,206
5.00%, 02/09/54	160	150,387
5.05%, 08/14/54	115	108,458
5.10%, 02/09/64	150	139,292
5.20%, 08/14/64	75	70,677
5.50%, 02/12/55	95	95,700
5.55%, 03/15/37	45	48,811
5.55%, 10/15/55	90	91,431
5.60%, 02/12/65	85	85,758
5.65%, 10/15/65	95	96,121
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43	$28	$25,103
6.38%, 05/15/38	292	333,050
Johnson & Johnson
2.10%, 09/01/40	110	79,190
2.25%, 09/01/50	70	41,920
2.45%, 09/01/60	95	53,144
3.40%, 01/15/38	120	106,977
3.50%, 01/15/48	48	37,532
3.55%, 03/01/36	120	111,783
3.63%, 03/03/37	212	195,194
3.70%, 03/01/46	205	168,371
3.75%, 03/03/47	135	110,093
4.50%, 09/01/40	45	43,885
4.50%, 12/05/43	40	37,833
4.85%, 05/15/41	30	30,091
5.25%, 06/01/54(a)	50	50,643
5.85%, 07/15/38	75	83,520
5.95%, 08/15/37	60	67,312
Mead Johnson Nutrition Co., 4.60%, 06/01/44	55	50,066
Merck & Co., Inc.
2.35%, 06/24/40	100	73,174
2.45%, 06/24/50	145	86,946
2.75%, 12/10/51	150	94,178
2.90%, 12/10/61	165	97,724
3.60%, 09/15/42	75	61,868
3.70%, 02/10/45	195	157,366
3.90%, 03/07/39	90	81,797
4.00%, 03/07/49	155	125,934
4.15%, 05/18/43	125	109,700
4.90%, 05/17/44	45	42,817
5.00%, 05/17/53	145	134,790
5.15%, 05/17/63	85	78,983
5.50%, 03/15/46	75	75,894
5.55%, 12/04/55	105	105,204
5.70%, 09/15/55	95	96,894
5.70%, 12/04/65	100	100,418
6.55%, 09/15/37	35	40,431
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	45	49,547
Mylan, Inc.
5.20%, 04/15/48	75	62,005
5.40%, 11/29/43	40	35,206
Novartis Capital Corp.
2.75%, 08/14/50	130	85,148
3.70%, 09/21/42	50	42,117
4.00%, 11/20/45	110	93,890
4.40%, 05/06/44	180	163,679
4.70%, 09/18/54	70	63,266
5.20%, 11/05/45	50	49,495
5.30%, 11/05/55	50	49,494
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	300	291,660
5.30%, 05/19/53	640	613,107
5.34%, 05/19/63	390	365,761
Pfizer, Inc.
2.55%, 05/28/40	110	82,460
2.70%, 05/28/50	87	55,696
3.90%, 03/15/39	70	62,979
4.00%, 12/15/36(a)	105	99,530
4.00%, 03/15/49	140	113,504
4.10%, 09/15/38	70	65,036
67
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.13%, 12/15/46	$140	$117,432
4.20%, 09/15/48	115	96,789
4.30%, 06/15/43	50	44,570
4.40%, 05/15/44	70	63,559
5.60%, 09/15/40	105	110,610
5.60%, 11/15/55	15	15,133
7.20%, 03/15/39	240	289,768
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	156,062
3.18%, 07/09/50	200	137,230
3.38%, 07/09/60	200	131,358
Takeda U.S. Financing, Inc., 5.90%, 07/07/55	200	206,790
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	192,389
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	65	54,783
Viatris, Inc.
3.85%, 06/22/40	150	118,132
4.00%, 06/22/50	200	136,866
Wyeth LLC, 5.95%, 04/01/37	235	257,064
Zoetis, Inc.
3.00%, 05/15/50	40	27,089
3.95%, 09/12/47	55	45,277
4.45%, 08/20/48	40	35,033
4.70%, 02/01/43	120	111,473
		17,667,456
Pipelines — 2.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	185,820
Buckeye Partners LP
5.60%, 10/15/44	35	32,080
5.85%, 11/15/43	45	42,318
Cameron LNG LLC
3.40%, 01/15/38(b)	60	53,409
3.70%, 01/15/39(b)	90	78,236
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	39,185
Colonial Pipeline Co.
4.20%, 04/15/43(b)	5	4,037
4.25%, 04/15/48(b)	65	51,307
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	50	50,823
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	25	24,659
5.96%, 02/15/55(b)	25	25,347
6.50%, 08/15/43(b)	70	75,638
6.54%, 11/15/53(b)	155	169,243
6.71%, 08/15/63(b)	40	44,453
DCP Midstream Operating LP
5.60%, 04/01/44	35	34,669
6.45%, 11/03/36(b)	35	38,269
6.75%, 09/15/37(b)	45	49,995
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	45	44,409
6.20%, 01/15/55(a)	35	37,258
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/44	55	48,532
4.80%, 11/01/43	35	32,009
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	169,467
Enbridge Energy Partners LP
5.50%, 09/15/40	56	56,685
7.38%, 10/15/45	50	59,139
Series B, 7.50%, 04/15/38	40	47,899
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
3.40%, 08/01/51	$60	$41,929
4.00%, 11/15/49	30	23,510
4.50%, 06/10/44	25	21,749
5.50%, 12/01/46	93	92,031
5.95%, 04/05/54	125	128,914
6.70%, 11/15/53	130	146,127
Energy Transfer LP
4.95%, 01/15/43	35	31,822
5.00%, 05/15/44	60	53,716
5.00%, 05/15/50	140	119,657
5.15%, 02/01/43	70	64,350
5.15%, 03/15/45	110	99,671
5.30%, 04/01/44	80	74,619
5.30%, 04/15/47	125	114,023
5.35%, 05/15/45	70	64,557
5.40%, 10/01/47	160	147,439
5.95%, 10/01/43	90	90,827
5.95%, 05/15/54	185	178,486
6.00%, 06/15/48	115	113,460
6.05%, 06/01/41	35	36,089
6.05%, 09/01/54	145	141,988
6.10%, 02/15/42	40	41,036
6.13%, 12/15/45	85	86,028
6.20%, 04/01/55	55	55,045
6.25%, 04/15/49	130	131,441
6.50%, 02/01/42	120	128,543
6.63%, 10/15/36	55	61,442
7.50%, 07/01/38	60	70,650
Series 20Y, 5.80%, 06/15/38	60	62,392
Enterprise Products Operating LLC
3.20%, 02/15/52	120	80,837
3.30%, 02/15/53	75	51,061
3.70%, 01/31/51	115	86,124
3.95%, 01/31/60	60	44,659
4.20%, 01/31/50	135	110,821
4.25%, 02/15/48	135	112,560
4.45%, 02/15/43	65	58,211
4.80%, 02/01/49	130	116,859
4.85%, 08/15/42	93	87,749
4.85%, 03/15/44	125	116,429
4.90%, 05/15/46	110	101,892
4.95%, 10/15/54	50	45,197
5.10%, 02/15/45	95	90,779
5.55%, 02/16/55	140	138,438
5.70%, 02/15/42	75	77,857
5.95%, 02/01/41	75	80,113
6.13%, 10/15/39	70	76,723
6.45%, 09/01/40	40	45,038
7.55%, 04/15/38	56	68,535
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	45	38,718
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	65	61,686
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(f)	173	148,479
3.25%, 09/30/40(f)	200	163,647
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	212,645
6.51%, 02/23/42(f)	200	218,611
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	55	50,046
5.00%, 08/15/42	75	70,808
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 03/01/43	$80	$74,642
5.40%, 09/01/44	65	62,906
5.50%, 03/01/44	55	54,045
5.63%, 09/01/41	30	30,198
6.38%, 03/01/41	70	76,459
6.50%, 02/01/37	25	27,998
6.50%, 09/01/39	80	88,713
6.55%, 09/15/40	45	50,013
6.95%, 01/15/38	90	103,804
7.50%, 11/15/40	15	18,172
Kinder Morgan, Inc.
3.25%, 08/01/50	35	23,564
3.60%, 02/15/51	115	82,591
5.05%, 02/15/46	85	78,393
5.20%, 03/01/48	80	74,829
5.45%, 08/01/52	55	52,242
5.55%, 06/01/45	175	172,914
5.95%, 08/01/54	75	76,639
MPLX LP
4.50%, 04/15/38	165	153,367
4.70%, 04/15/48	210	177,363
4.90%, 04/15/58	40	33,284
4.95%, 03/14/52	120	103,353
5.20%, 03/01/47	115	104,975
5.20%, 12/01/47	60	54,537
5.50%, 02/15/49	167	156,627
5.65%, 03/01/53	60	56,705
5.95%, 04/01/55	75	73,603
6.10%, 04/01/56	45	45,007
6.20%, 09/15/55	85	86,326
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	53	63,383
Northern Natural Gas Co.
3.40%, 10/16/51(b)	75	52,004
4.30%, 01/15/49(b)	85	70,513
5.63%, 02/01/54(b)	60	59,102
ONEOK Partners LP
6.13%, 02/01/41	55	57,858
6.20%, 09/15/43	40	41,474
6.65%, 10/01/36	65	72,237
6.85%, 10/15/37	60	67,461
ONEOK, Inc.
3.95%, 03/01/50	65	47,893
4.20%, 10/03/47	85	67,071
4.25%, 09/15/46	80	63,889
4.45%, 09/01/49	85	70,146
4.50%, 03/15/50	60	49,680
4.85%, 02/01/49	45	38,695
4.95%, 07/13/47	90	79,877
5.05%, 04/01/45	49	43,808
5.15%, 10/15/43	50	46,290
5.20%, 07/15/48	110	100,025
5.45%, 06/01/47	50	47,183
5.60%, 04/01/44	40	38,406
5.70%, 11/01/54	110	103,671
5.85%, 11/01/64	50	47,414
6.25%, 10/15/55	100	101,128
6.63%, 09/01/53	145	153,727
7.15%, 01/15/51	35	39,349
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	35	29,439
4.70%, 06/15/44	85	74,148
Security	Par (000)	Value
Pipelines (continued)
4.90%, 02/15/45	$65	$58,025
5.15%, 06/01/42	65	60,744
6.65%, 01/15/37	30	33,163
Rockies Express Pipeline LLC
6.88%, 04/15/40(b)	55	56,590
7.50%, 07/15/38(b)	28	30,471
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	65	62,748
4.83%, 05/01/48(b)	45	40,049
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	53	57,031
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	80	78,337
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	55	49,192
Spectra Energy Partners LP
4.50%, 03/15/45	85	73,611
5.95%, 09/25/43	55	56,844
Targa Resources Corp.
4.95%, 04/15/52	85	73,388
5.40%, 07/30/36	90	91,658
6.05%, 05/15/56	30	29,928
6.13%, 05/15/55	80	80,896
6.25%, 07/01/52	55	56,297
6.50%, 02/15/53	90	95,471
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	30	36,143
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	44	35,782
TransCanada PipeLines Ltd.
5.10%, 03/15/49	86	82,046
5.85%, 03/15/36	45	47,976
6.10%, 06/01/40	80	86,215
6.20%, 10/15/37	115	125,127
7.25%, 08/15/38	60	70,472
7.63%, 01/15/39	130	157,862
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	60	47,270
4.45%, 08/01/42	25	22,421
4.60%, 03/15/48	65	56,924
5.10%, 03/15/36(b)	25	25,453
5.40%, 08/15/41	45	44,923
5.75%, 03/15/56(b)	30	30,171
Western Midstream Operating LP
5.25%, 02/01/50	90	78,183
5.30%, 03/01/48	66	58,259
5.45%, 04/01/44	65	59,962
5.50%, 08/15/48	40	36,141
Williams Companies, Inc.(The)
3.50%, 10/15/51	75	52,972
4.85%, 03/01/48	90	79,850
4.90%, 01/15/45	50	45,688
5.10%, 09/15/45	135	126,241
5.30%, 08/15/52	95	88,605
5.40%, 03/04/44	60	58,312
5.75%, 06/24/44	75	76,014
5.80%, 11/15/43	55	55,461
5.80%, 11/15/54	65	64,732
5.95%, 03/15/56	70	71,061
6.00%, 03/15/55	25	25,634
6.30%, 04/15/40	110	119,946
		13,440,378
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	60	53,923
69
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Private Equity (continued)
Brookfield Finance, Inc., 5.81%, 03/03/55	$40	$39,016
Carlyle Finance LLC, 5.65%, 09/15/48(b)	70	68,629
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	40	39,420
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)	80	74,089
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	70	49,659
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	85	58,918
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(b)	90	58,747
		442,401
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	193,919
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	100	116,104
Trust 2401, 6.39%, 01/15/50(f)	200	193,261
		503,284
Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52	40	28,707
4.00%, 02/01/50	70	53,830
4.85%, 04/15/49	45	39,336
5.15%, 04/15/53	55	49,746
5.25%, 05/15/36	55	55,287
5.63%, 05/15/54	55	53,201
American Homes 4 Rent LP
3.38%, 07/15/51	35	23,536
4.30%, 04/15/52	40	31,529
American Tower Corp.
2.95%, 01/15/51	85	54,908
3.10%, 06/15/50	70	46,962
3.70%, 10/15/49	40	30,244
AvalonBay Communities, Inc.
3.90%, 10/15/46	45	36,663
4.15%, 07/01/47	30	25,321
4.35%, 04/15/48	40	34,590
Camden Property Trust, 3.35%, 11/01/49	45	32,345
CFE Fibra E, 5.88%, 09/23/40(f)	198	197,612
Crown Castle, Inc.
2.90%, 04/01/41	110	81,817
3.25%, 01/15/51	91	61,280
4.00%, 11/15/49	35	26,940
4.15%, 07/01/50	50	39,693
4.75%, 05/15/47	41	36,002
5.20%, 02/15/49	41	37,575
Equinix, Inc.
2.95%, 09/15/51	70	44,409
3.00%, 07/15/50	60	38,818
3.40%, 02/15/52	25	17,291
ERP Operating LP
4.00%, 08/01/47	20	16,442
4.50%, 07/01/44	75	68,262
4.50%, 06/01/45	55	48,792
Essex Portfolio LP
2.65%, 09/01/50	40	24,246
4.50%, 03/15/48	35	30,009
Federal Realty OP LP, 4.50%, 12/01/44	75	66,495
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	50	49,750
6.25%, 09/15/54	45	44,947
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	55	52,237
Healthpeak OP LLC, 6.75%, 02/01/41	40	44,489
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
3.70%, 10/01/49	$10	$7,656
4.13%, 12/01/46	65	55,104
4.25%, 04/01/45	20	17,226
4.45%, 09/01/47	65	56,594
Mid-America Apartments LP, 2.88%, 09/15/51	35	22,585
NNN REIT, Inc.
3.00%, 04/15/52	45	28,888
3.10%, 04/15/50	40	26,662
3.50%, 04/15/51	55	39,743
4.80%, 10/15/48	30	27,034
Prologis LP
2.13%, 10/15/50	55	30,212
3.00%, 04/15/50	65	43,489
3.05%, 03/01/50	30	20,315
4.38%, 09/15/48	45	38,440
5.25%, 06/15/53	80	77,330
5.25%, 03/15/54	90	86,685
Public Storage Operating Co., 5.35%, 08/01/53	95	93,015
Realty Income Corp.
4.65%, 03/15/47	75	67,508
5.38%, 09/01/54	30	29,393
Regency Centers LP
4.40%, 02/01/47	45	39,184
4.65%, 03/15/49	40	35,510
Simon Property Group LP
3.25%, 09/13/49	95	66,734
3.80%, 07/15/50	70	53,774
4.25%, 10/01/44	45	38,674
4.25%, 11/30/46	55	46,793
4.75%, 03/15/42	45	42,275
5.85%, 03/08/53	69	71,461
6.65%, 01/15/54	30	33,999
6.75%, 02/01/40	71	82,340
Ventas Realty LP
4.38%, 02/01/45	25	21,553
4.88%, 04/15/49	55	49,232
5.70%, 09/30/43	30	30,699
VICI Properties LP
5.63%, 05/15/52	85	79,944
6.13%, 04/01/54	50	50,385
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	60	50,439
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	10	8,807
Welltower OP LLC
4.95%, 09/01/48	55	51,982
6.50%, 03/15/41	45	51,082
Weyerhaeuser Co., 4.00%, 03/09/52	65	50,141
		3,346,198
Retail — 1.2%
7-Eleven, Inc.
2.50%, 02/10/41(b)	80	56,533
2.80%, 02/10/51(b)	125	76,732
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(b)	80	65,157
3.63%, 05/13/51(b)	45	33,197
3.80%, 01/25/50(b)	30	22,806
4.50%, 07/26/47(b)	65	56,011
5.62%, 02/12/54(b)	35	34,976
Bath & Body Works, Inc.
6.75%, 07/01/36	65	65,143
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
7.60%, 07/15/37	$25	$24,954
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(b)	200	149,013
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(b)	105	83,070
Darden Restaurants, Inc., 4.55%, 02/15/48	50	42,025
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	90	65,567
Dollar General Corp.
4.13%, 04/03/50	55	43,509
5.50%, 11/01/52	40	39,230
Dollar Tree, Inc., 3.38%, 12/01/51	45	30,373
Home Depot, Inc.(The)
2.38%, 03/15/51	100	58,084
2.75%, 09/15/51	80	50,292
3.13%, 12/15/49	130	89,845
3.30%, 04/15/40	110	91,177
3.35%, 04/15/50	175	125,391
3.50%, 09/15/56	80	56,670
3.63%, 04/15/52	175	129,843
3.90%, 06/15/47	132	106,313
4.20%, 04/01/43	110	96,866
4.25%, 04/01/46	185	159,030
4.40%, 03/15/45	110	97,248
4.50%, 12/06/48	150	131,137
4.88%, 02/15/44	70	66,405
4.95%, 09/15/52	65	59,966
5.30%, 06/25/54	165	160,186
5.40%, 09/15/40	46	47,726
5.40%, 06/25/64	25	24,278
5.88%, 12/16/36	294	321,165
5.95%, 04/01/41	102	111,150
Kohl's Corp., 5.55%, 07/17/45	50	33,016
Lowe's Companies, Inc.
2.80%, 09/15/41	123	90,247
3.00%, 10/15/50	195	126,441
3.50%, 04/01/51	25	17,754
3.70%, 04/15/46	138	106,520
4.05%, 05/03/47	90	72,377
4.25%, 04/01/52	170	135,980
4.38%, 09/15/45	63	53,747
4.45%, 04/01/62	80	63,393
4.55%, 04/05/49	40	34,169
4.65%, 04/15/42	60	55,551
5.00%, 04/15/40	35	34,459
5.13%, 04/15/50	70	64,274
5.63%, 04/15/53	130	127,940
5.75%, 07/01/53	60	60,116
5.80%, 09/15/62	90	89,168
5.85%, 04/01/63	50	49,837
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	18,061
5.13%, 01/15/42	30	24,890
6.38%, 03/15/37	20	18,967
Marks & Spencer PLC, 7.13%, 12/01/37(b)	35	39,265
McDonald's Corp.
3.63%, 05/01/43	60	48,108
3.63%, 09/01/49	130	97,785
3.70%, 02/15/42	50	41,760
4.20%, 04/01/50	95	78,267
4.45%, 03/01/47	100	87,265
4.45%, 09/01/48	80	69,299
Security	Par (000)	Value
Retail (continued)
4.60%, 05/26/45	$55	$49,434
4.88%, 07/15/40	25	24,476
4.88%, 12/09/45	180	166,872
5.15%, 09/09/52	75	70,681
5.45%, 08/14/53	80	78,728
5.70%, 02/01/39	30	32,246
6.30%, 10/15/37	90	101,559
6.30%, 03/01/38	75	84,117
Nordstrom, Inc., 5.00%, 01/15/44	110	83,801
QVC, Inc., 5.95%, 03/15/43	30	12,833
Starbucks Corp.
3.35%, 03/12/50	55	38,727
3.50%, 11/15/50	115	82,959
3.75%, 12/01/47	65	50,194
4.30%, 06/15/45	50	43,096
4.45%, 08/15/49	70	59,672
4.50%, 11/15/48	75	64,484
Target Corp.
2.95%, 01/15/52	140	91,856
3.63%, 04/15/46	60	46,939
3.90%, 11/15/47	65	52,369
4.00%, 07/01/42	120	103,265
4.80%, 01/15/53(a)	110	100,026
7.00%, 01/15/38	105	125,013
TJX Companies, Inc. (The), 4.50%, 04/15/50	70	61,771
Walmart, Inc.
2.50%, 09/22/41	140	104,102
2.65%, 09/22/51	175	112,094
2.95%, 09/24/49	75	52,120
3.63%, 12/15/47	20	15,883
3.95%, 06/28/38	25	23,637
4.00%, 04/11/43	65	57,358
4.05%, 06/29/48	180	152,150
4.30%, 04/22/44	60	55,375
4.50%, 09/09/52	80	71,234
4.50%, 04/15/53	110	98,273
5.00%, 10/25/40	60	62,007
5.63%, 04/01/40	85	92,478
5.63%, 04/15/41	80	86,251
6.20%, 04/15/38	80	91,236
6.50%, 08/15/37	35	41,068
Yum! Brands, Inc.
5.35%, 11/01/43	30	29,293
6.88%, 11/15/37	40	44,506
		7,423,907
Semiconductors — 1.0%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	60	51,303
Analog Devices, Inc.
2.80%, 10/01/41	70	52,560
2.95%, 10/01/51	90	59,509
5.30%, 12/15/45	50	49,963
5.30%, 04/01/54	35	34,227
Applied Materials, Inc.
2.75%, 06/01/50	50	33,064
4.35%, 04/01/47	92	81,369
5.85%, 06/15/41	60	64,967
Broadcom, Inc.
3.19%, 11/15/36(b)	315	271,624
3.50%, 02/15/41	310	256,953
3.75%, 02/15/51	185	142,719
4.90%, 02/15/38	180	179,059
71
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.93%, 05/15/37(b)	$240	$239,912
5.70%, 01/15/56	30	30,828
Foundry JV Holdco LLC
6.20%, 01/25/37(b)	200	213,740
6.30%, 01/25/39(b)	200	215,496
Intel Corp.
2.80%, 08/12/41	85	60,515
3.05%, 08/12/51	150	94,197
3.10%, 02/15/60	160	91,431
3.20%, 08/12/61	75	43,429
3.25%, 11/15/49	190	124,271
3.73%, 12/08/47	195	140,933
4.10%, 05/19/46	146	113,342
4.10%, 05/11/47	110	84,819
4.25%, 12/15/42	70	58,040
4.60%, 03/25/40	80	72,696
4.75%, 03/25/50	220	183,132
4.80%, 10/01/41	90	81,366
4.90%, 07/29/45	60	52,645
4.90%, 08/05/52	185	156,069
4.95%, 03/25/60	105	86,964
5.05%, 08/05/62	60	49,876
5.60%, 02/21/54	55	51,815
5.63%, 02/10/43	80	78,469
5.70%, 02/10/53	185	175,499
5.90%, 02/10/63	120	115,170
KLA Corp.
3.30%, 03/01/50	80	56,767
4.95%, 07/15/52	140	129,681
5.00%, 03/15/49	50	46,783
5.25%, 07/15/62	60	56,535
Lam Research Corp.
2.88%, 06/15/50	60	39,523
3.13%, 06/15/60	45	28,479
4.88%, 03/15/49	75	69,831
Micron Technology, Inc.
3.37%, 11/01/41	45	35,742
3.48%, 11/01/51	45	32,976
NVIDIA Corp.
3.50%, 04/01/40	96	82,839
3.50%, 04/01/50	205	156,183
3.70%, 04/01/60	30	22,463
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	35	26,060
3.25%, 05/11/41	95	73,138
3.25%, 11/30/51	50	33,536
QUALCOMM, Inc.
3.25%, 05/20/50	95	66,290
4.30%, 05/20/47	82	69,496
4.50%, 05/20/52	115	97,277
4.80%, 05/20/45	180	165,844
6.00%, 05/20/53	140	148,014
Texas Instruments, Inc.
2.70%, 09/15/51	95	59,312
3.88%, 03/15/39	65	58,784
4.10%, 08/16/52	25	20,255
4.15%, 05/15/48	130	108,982
5.00%, 03/14/53	65	60,744
5.05%, 05/18/63	155	141,726
5.15%, 02/08/54	75	72,127
Security	Par (000)	Value
Semiconductors (continued)
TSMC Arizona Corp., 3.25%, 10/25/51	$215	$168,702
		6,020,060
Software — 1.3%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	40	29,513
4.50%, 08/15/46	35	29,623
Fiserv, Inc., 4.40%, 07/01/49	185	146,480
Intuit, Inc., 5.50%, 09/15/53	115	108,809
Microsoft Corp.
2.50%, 09/15/50	170	105,142
2.53%, 06/01/50	644	399,458
2.68%, 06/01/60	299	173,411
2.92%, 03/17/52	570	378,993
3.04%, 03/17/62	182	114,218
3.45%, 08/08/36	175	161,607
3.50%, 11/15/42	65	54,373
3.70%, 08/08/46	125	101,781
3.75%, 02/12/45	65	54,223
3.95%, 08/08/56	40	31,829
4.00%, 02/12/55	45	36,370
4.10%, 02/06/37	115	112,359
4.25%, 02/06/47	130	115,294
4.45%, 11/03/45	150	138,895
4.50%, 10/01/40	85	83,919
4.50%, 06/15/47	95	86,798
4.50%, 02/06/57	40	35,890
5.20%, 06/01/39	20	21,199
5.30%, 02/08/41	45	47,064
MSCI, Inc., 5.15%, 03/15/36	50	49,514
Oracle Corp.
3.60%, 04/01/40	315	236,483
3.60%, 04/01/50	470	293,891
3.65%, 03/25/41	240	178,256
3.80%, 11/15/37	165	135,845
3.85%, 07/15/36	130	110,879
3.85%, 04/01/60	320	194,619
3.95%, 03/25/51	350	231,284
4.00%, 07/15/46	315	219,997
4.00%, 11/15/47	240	165,326
4.10%, 03/25/61	140	89,645
4.13%, 05/15/45	140	101,189
4.38%, 05/15/55	135	93,395
4.50%, 07/08/44	125	96,288
5.38%, 07/15/40	180	164,532
5.38%, 09/27/54	145	116,944
5.50%, 09/27/64	105	83,248
5.55%, 02/06/53	220	183,650
5.88%, 09/26/45	205	185,362
5.95%, 09/26/55	250	219,833
6.00%, 08/03/55	150	131,930
6.10%, 09/26/65	225	194,863
6.13%, 07/08/39	145	143,442
6.13%, 08/03/65	95	82,182
6.50%, 04/15/38	121	125,344
6.55%, 02/04/46	400	390,277
6.70%, 02/04/56	385	373,116
6.85%, 02/04/66	400	383,590
6.90%, 11/09/52	240	237,030
Salesforce, Inc.
2.70%, 07/15/41	140	99,499
2.90%, 07/15/51	175	107,340
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.05%, 07/15/61	$110	$64,084
Synopsys, Inc., 5.70%, 04/01/55	200	199,865
		8,249,990
Telecommunications — 2.4%
America Movil SAB de CV
4.38%, 07/16/42	50	44,632
4.38%, 04/22/49	50	42,798
6.13%, 11/15/37	120	131,101
6.13%, 03/30/40	154	167,485
AT&T, Inc.
3.10%, 02/01/43	40	29,820
3.30%, 02/01/52	165	109,198
3.50%, 06/01/41	200	160,497
3.50%, 09/15/53	715	486,690
3.50%, 02/01/61	45	29,080
3.55%, 09/15/55	735	497,042
3.65%, 06/01/51	325	232,174
3.65%, 09/15/59	591	397,439
3.80%, 12/01/57	605	424,490
3.85%, 06/01/60	115	80,165
4.30%, 12/15/42	170	146,362
4.35%, 06/15/45	105	88,204
4.50%, 03/09/48	160	133,877
4.55%, 03/09/49	125	104,729
4.65%, 06/01/44	75	66,457
4.75%, 05/15/46	185	162,419
4.80%, 06/15/44	35	31,407
4.85%, 03/01/39	70	67,300
4.90%, 08/15/37	95	93,714
5.15%, 03/15/42	50	48,217
5.15%, 11/15/46	60	55,640
5.15%, 02/15/50	60	54,471
5.25%, 03/01/37	90	92,032
5.35%, 09/01/40	20	19,907
5.45%, 03/01/47	90	86,429
5.55%, 08/15/41	60	60,146
5.55%, 11/01/45	100	98,383
5.65%, 02/15/47	80	80,977
5.70%, 11/01/54	155	150,404
5.70%, 03/01/57	70	68,295
5.85%, 04/30/46	150	151,316
6.00%, 08/15/40	25	26,487
6.00%, 04/30/56	150	151,252
6.05%, 08/15/56	70	71,234
6.38%, 03/01/41	40	43,413
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	52	37,797
4.30%, 07/29/49	35	28,775
4.46%, 04/01/48	110	93,022
5.55%, 02/15/54(a)	75	73,479
Series US-4, 3.65%, 03/17/51	40	29,581
Cisco Systems, Inc.
5.30%, 02/26/54	190	184,887
5.35%, 02/26/64	85	81,318
5.50%, 01/15/40	180	188,991
5.50%, 02/24/55	70	70,233
5.90%, 02/15/39	185	202,281
Corning, Inc.
3.90%, 11/15/49	20	15,867
4.38%, 11/15/57	50	41,785
4.70%, 03/15/37	30	29,569
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 03/15/42	$45	$42,384
5.35%, 11/15/48	60	59,335
5.45%, 11/15/79	95	89,583
5.75%, 08/15/40	50	53,056
5.85%, 11/15/68	35	34,953
Deutsche Telekom AG, 3.63%, 01/21/50(b)	150	111,106
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(b)	20	19,681
Embarq LLC, 8.00%, 06/01/36	127	49,403
Fibercop SpA
Series 2036, 7.20%, 07/18/36(b)	43	43,758
Series 2038, 7.72%, 06/04/38(b)	75	77,045
Juniper Networks, Inc., 5.95%, 03/15/41	31	31,649
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/39	43	41,029
Series U, 7.65%, 03/15/42	35	32,801
Motorola Solutions, Inc., 5.50%, 09/01/44	26	25,854
Nokia OYJ, 6.63%, 05/15/39	55	59,548
Orange SA
5.38%, 01/13/42	20	19,877
5.50%, 02/06/44	10	10,119
Rogers Communications, Inc.
3.70%, 11/15/49	60	45,339
4.30%, 02/15/48	65	53,089
4.35%, 05/01/49	50	40,799
4.50%, 03/15/42	55	47,956
4.50%, 03/15/43	50	43,080
4.55%, 03/15/52	200	163,847
5.00%, 03/15/44	80	72,728
5.45%, 10/01/43	35	33,581
7.50%, 08/15/38	60	70,390
SES AMERICOM, Inc., 5.30%, 03/25/44(b)	4	3,284
Telecom Italia Capital SA
7.20%, 07/18/36	55	60,834
7.72%, 06/04/38	55	62,914
Telefonica Emisiones SA
4.90%, 03/06/48	150	128,830
5.21%, 03/08/47	155	139,094
5.52%, 03/01/49	150	139,869
7.05%, 06/20/36	195	220,625
TELUS Corp., Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	75	75,690
T-Mobile USA, Inc.
3.00%, 02/15/41	190	144,458
3.30%, 02/15/51	310	210,692
3.40%, 10/15/52	290	197,562
3.60%, 11/15/60	150	100,905
4.38%, 04/15/40	200	182,643
4.50%, 04/15/50	300	251,658
5.25%, 06/15/55	105	96,865
5.50%, 01/15/55	85	81,152
5.65%, 01/15/53	105	102,649
5.70%, 01/15/56	85	83,516
5.75%, 01/15/54	140	138,762
5.80%, 09/15/62	65	64,825
5.85%, 02/15/56	200	200,618
5.88%, 11/15/55	130	131,106
6.00%, 06/15/54	110	112,733
Verizon Communications, Inc.
2.65%, 11/20/40	335	243,996
2.85%, 09/03/41	140	102,448
73
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.88%, 11/20/50	$295	$186,648
2.99%, 10/30/56	313	190,583
3.00%, 11/20/60	165	98,364
3.40%, 03/22/41	385	306,356
3.55%, 03/22/51	470	340,575
3.70%, 03/22/61	315	217,441
3.85%, 11/01/42	100	82,340
3.88%, 03/01/52	125	94,169
4.00%, 03/22/50	145	113,752
4.13%, 08/15/46	100	81,826
4.52%, 09/15/48	155	131,696
4.67%, 03/15/55	80	67,486
4.75%, 11/01/41	42	38,942
4.81%, 03/15/39	155	149,494
4.86%, 08/21/46	190	170,984
5.01%, 04/15/49	60	54,712
5.01%, 08/21/54	75	66,863
5.25%, 03/16/37	70	71,268
5.40%, 07/02/37	25	25,675
5.50%, 03/16/47	90	88,938
5.50%, 02/23/54(a)	145	141,379
5.75%, 11/30/45	175	176,881
5.88%, 11/30/55	265	266,251
6.00%, 11/30/65	130	130,480
6.55%, 09/15/43	50	55,641
Vodafone Group PLC
4.25%, 09/17/50	122	97,893
4.88%, 06/19/49	185	165,126
5.00%, 05/30/38	50	50,152
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	115	93,043
5.25%, 05/30/48	115	108,313
5.63%, 02/10/53	90	87,436
5.75%, 06/28/54	235	231,454
5.75%, 02/10/63	25	24,197
5.88%, 06/28/64	75	73,793
6.15%, 02/27/37	98	107,882
		15,101,019
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
5.10%, 05/15/44	35	32,272
6.35%, 03/15/40	35	37,818
Mattel, Inc., 5.45%, 11/01/41	40	37,884
		107,974
Transportation — 1.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	90	57,524
3.05%, 02/15/51	60	40,309
3.30%, 09/15/51	80	56,165
3.55%, 02/15/50	110	82,114
3.90%, 08/01/46	85	69,378
4.05%, 06/15/48	100	82,170
4.13%, 06/15/47	50	41,924
4.15%, 04/01/45	120	102,209
4.15%, 12/15/48	60	50,005
4.38%, 09/01/42	90	80,990
4.40%, 03/15/42	85	77,312
4.45%, 03/15/43	50	45,059
4.45%, 01/15/53	115	98,504
4.55%, 09/01/44	90	81,289
4.70%, 09/01/45	80	73,713
Security	Par (000)	Value
Transportation (continued)
4.90%, 04/01/44	$65	$61,926
4.95%, 09/15/41	55	54,240
5.05%, 03/01/41	25	25,002
5.15%, 09/01/43	85	83,494
5.20%, 04/15/54	160	152,681
5.40%, 06/01/41	60	61,828
5.50%, 03/15/55	130	129,490
5.55%, 03/15/56	75	75,282
5.75%, 05/01/40	80	85,494
5.80%, 03/15/56	35	36,408
6.15%, 05/01/37	65	72,861
6.20%, 08/15/36	25	27,974
Canadian National Railway Co.
2.45%, 05/01/50	30	18,236
3.20%, 08/02/46	55	40,610
3.65%, 02/03/48	55	42,630
4.40%, 08/05/52	60	51,913
4.45%, 01/20/49	60	52,323
6.13%, 11/01/53	35	38,027
6.20%, 06/01/36	65	72,715
6.38%, 11/15/37	52	59,030
Canadian Pacific Railway Co.
3.00%, 12/02/41	60	45,901
3.10%, 12/02/51	200	136,510
3.50%, 05/01/50	75	55,415
4.20%, 11/15/69	20	15,324
4.30%, 05/15/43	50	44,383
4.70%, 05/01/48	60	54,459
4.80%, 08/01/45	70	66,117
4.95%, 08/15/45	65	62,019
5.95%, 05/15/37	40	43,878
6.13%, 09/15/2115	78	80,898
CSX Corp.
2.50%, 05/15/51	35	21,323
3.35%, 09/15/49	75	53,872
3.80%, 11/01/46	72	57,525
3.80%, 04/15/50	65	50,497
3.95%, 05/01/50	51	40,388
4.10%, 03/15/44	123	105,862
4.25%, 11/01/66	35	27,401
4.30%, 03/01/48	100	85,137
4.40%, 03/01/43	71	64,363
4.50%, 03/15/49	25	21,762
4.50%, 11/15/52	110	95,308
4.50%, 08/01/54	55	47,159
4.65%, 03/01/68	40	33,568
4.75%, 05/30/42	105	99,151
4.75%, 11/15/48	30	27,051
4.90%, 03/15/55	30	27,444
5.50%, 04/15/41	45	46,730
6.00%, 10/01/36	50	54,870
6.15%, 05/01/37	50	55,516
6.22%, 04/30/40	60	66,740
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	188,284
FedEx Corp.
3.25%, 05/15/41	25	19,047
4.05%, 02/15/48	75	59,638
4.10%, 04/15/43	50	41,622
4.10%, 02/01/45	80	64,446
4.40%, 01/15/47	75	60,993
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.55%, 04/01/46	$85	$72,703
4.75%, 11/15/45	60	53,598
4.95%, 10/17/48(a)	50	44,523
5.10%, 01/15/44	78	74,053
5.25%, 05/15/50(a)	75	71,764
5.25%, 05/15/50	15	14,367
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	161,684
MTR Corp. Ltd., 5.25%, 04/01/55(f)	200	206,896
Norfolk Southern Corp.
2.90%, 08/25/51	60	38,379
3.05%, 05/15/50	95	63,612
3.16%, 05/15/55	80	52,467
3.40%, 11/01/49	45	32,455
3.70%, 03/15/53	60	44,280
3.94%, 11/01/47	94	75,347
3.95%, 10/01/42	55	46,635
4.05%, 08/15/52	95	74,934
4.10%, 05/15/49	45	36,450
4.10%, 05/15/2121	35	24,483
4.15%, 02/28/48	60	49,511
4.45%, 06/15/45	80	70,406
4.55%, 06/01/53	85	72,731
4.65%, 01/15/46	50	44,761
4.84%, 10/01/41	75	71,885
5.10%, 08/01/2118	20	17,591
5.35%, 08/01/54	70	67,702
5.95%, 03/15/64	45	46,441
Polar Tankers, Inc., 5.95%, 05/10/37(b)	25	27,022
Union Pacific Corp.
2.95%, 03/10/52	120	77,766
2.97%, 09/16/62	50	30,012
3.20%, 05/20/41	95	76,028
3.25%, 02/05/50	125	87,799
3.35%, 08/15/46	5	3,713
3.38%, 02/14/42	35	28,070
3.50%, 02/14/53	115	83,031
3.55%, 08/15/39	65	56,452
3.55%, 05/20/61	35	24,130
3.60%, 09/15/37	76	68,632
3.75%, 02/05/70	75	51,892
3.80%, 10/01/51	130	99,824
3.80%, 04/06/71	70	49,120
3.84%, 03/20/60	210	154,563
3.85%, 02/14/72	50	35,291
3.88%, 02/01/55	80	61,164
3.95%, 08/15/59	40	30,405
4.00%, 04/15/47	90	73,690
4.05%, 11/15/45	95	79,522
4.05%, 03/01/46	100	82,999
4.10%, 09/15/67	50	37,547
4.30%, 03/01/49	85	72,054
4.50%, 09/10/48	35	30,668
4.95%, 09/09/52	15	13,967
5.15%, 01/20/63	40	37,088
5.60%, 12/01/54	135	136,422
United Parcel Service, Inc.
3.40%, 11/15/46	25	18,859
3.63%, 10/01/42	45	37,009
3.75%, 11/15/47	132	103,726
4.25%, 03/15/49	75	62,710
4.88%, 11/15/40	70	69,013
Security	Par (000)	Value
Transportation (continued)
5.05%, 03/03/53	$115	$106,458
5.20%, 04/01/40	60	61,567
5.30%, 04/01/50	125	121,662
5.50%, 05/22/54	130	128,495
5.60%, 05/22/64	30	29,607
5.95%, 05/14/55	130	136,327
6.05%, 05/14/65	90	94,206
6.20%, 01/15/38	170	191,070
		8,800,668
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	60	39,467
5.20%, 03/15/44	55	52,932
6.05%, 06/05/54	85	87,782
		180,181
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	38,036
3.45%, 05/01/50	35	25,320
3.75%, 09/01/47	45	35,051
4.00%, 12/01/46	45	36,213
4.15%, 06/01/49	60	48,753
4.20%, 09/01/48	80	66,236
4.30%, 12/01/42	55	49,302
4.30%, 09/01/45	50	43,165
5.45%, 03/01/54	75	73,881
5.70%, 09/01/55	95	96,200
6.59%, 10/15/37	50	57,512
Essential Utilities, Inc.
3.35%, 04/15/50	75	52,552
4.28%, 05/01/49	35	28,842
5.30%, 05/01/52	50	47,156
		698,219
Total Corporate Bonds & Notes — 43.4% (Cost: $299,775,378)		275,928,173
Foreign Government Obligations
Angola — 0.0%
Angolan Government International Bonds, 9.38%, 05/08/48(f)	200	180,188
Argentina — 0.4%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	41,033
5.00%, 01/09/38(e)	315	240,356
Argentina Republic Government International Bonds
3.50%, 07/09/41(e)	1,274	889,302
4.38%, 07/09/46(a)(e)	213	151,182
5.00%, 01/09/38(e)	1,350	1,059,583
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	80	56,888
6.63%, 09/01/37(e)(f)	505	398,756
		2,837,100
Bahamas — 0.0%
Bahamas Government International Bonds, 8.25%, 06/24/36(f)	200	224,150
75
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	$200	$173,540
6.63%, 10/06/37(f)	200	195,367
		368,907
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(f)	200	210,043
Bermuda — 0.0%
Bermuda Government International Bonds, 3.38%, 08/20/50(f)	10	7,057
Brazil — 0.3%
Brazil Government International Bonds
4.75%, 01/14/50	400	300,202
5.00%, 01/27/45(a)	400	327,924
5.63%, 01/07/41	200	187,578
5.63%, 02/21/47	200	174,134
7.13%, 01/20/37	200	222,378
7.13%, 05/13/54	200	203,477
7.25%, 01/12/56	400	406,132
		1,821,825
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	100,833
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(b)	55	43,834
Chile — 0.2%
Chile Government International Bonds
3.10%, 05/07/41	200	157,922
3.10%, 01/22/61	400	258,138
3.50%, 01/25/50	200	151,096
3.50%, 04/15/53	200	147,442
3.63%, 10/30/42	150	125,345
3.86%, 06/21/47	200	164,358
4.00%, 01/31/52	200	163,279
4.34%, 03/07/42	200	182,770
		1,350,350
China — 0.0%
China Government International Bonds, 2.75%, 12/03/39(f)	200	180,895
Colombia — 0.2%
Colombia Government International Bonds
3.88%, 02/15/61	200	116,793
4.13%, 05/15/51	200	125,208
5.00%, 06/15/45	200	147,543
5.20%, 05/15/49	200	147,359
5.63%, 02/26/44	200	162,238
6.13%, 01/18/41	200	177,557
7.38%, 09/18/37	150	152,597
8.38%, 11/07/54	200	211,467
		1,240,762
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	200	224,062
7.30%, 11/13/54(f)	200	228,485
		452,547
Security	Par (000)	Value
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	$150	$136,959
5.88%, 01/30/60(f)	300	270,602
6.40%, 06/05/49(f)	150	150,011
6.50%, 02/15/48(f)	150	151,239
6.85%, 01/27/45(f)	250	261,432
6.95%, 03/15/37(f)	150	160,971
7.45%, 04/30/44(f)	200	221,826
		1,353,040
Ecuador — 0.1%
Ecuador Government International Bonds
5.00%, 07/31/40(e)(f)	310	253,215
9.25%, 01/29/39(b)	200	202,918
		456,133
Egypt — 0.2%
Egypt Government International Bonds
6.88%, 04/30/40(f)	100	91,179
7.50%, 02/16/61(f)	200	170,139
7.90%, 02/21/48(f)	200	180,415
8.50%, 01/31/47(f)	200	191,257
8.70%, 03/01/49(f)	200	194,224
8.88%, 05/29/50(f)	200	195,852
		1,023,066
El Salvador — 0.1%
El Salvador Government International Bonds
7.12%, 01/20/50(f)	200	181,950
7.63%, 02/01/41(f)	200	201,036
		382,986
Ghana — 0.0%
Ghana Government International Bonds, 1.50%, 01/03/37(f)	100	56,333
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	200	200,506
6.55%, 02/06/37(f)	200	216,566
6.60%, 06/13/36(f)	200	216,626
		633,698
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(b)	200	156,348
Hong Kong Government International Bonds, 5.25%, 01/11/53(b)	200	217,426
		373,774
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	200	127,200
5.50%, 03/26/36(f)	200	202,713
6.75%, 09/25/52(f)	200	218,018
7.63%, 03/29/41	200	237,980
		785,911
Indonesia — 0.5%
Indonesia Government International Bonds
3.05%, 03/12/51	200	132,386
3.50%, 02/14/50	200	145,056
3.70%, 10/30/49	200	150,734
4.20%, 10/15/50	200	163,279
4.35%, 01/11/48	200	171,428
5.10%, 02/10/54	200	190,692
5.13%, 01/15/45(f)	200	196,395
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
5.25%, 01/17/42(f)	$200	$199,622
5.25%, 01/08/47(f)	200	197,557
5.48%, 02/21/56	200	196,049
5.65%, 01/11/53	200	201,075
5.95%, 01/08/46(f)	200	211,570
6.63%, 02/17/37(f)	200	226,276
6.75%, 01/15/44(f)	200	230,096
7.75%, 01/17/38(f)	200	248,133
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(f)	200	144,261
3.80%, 06/23/50(f)	200	150,873
		3,155,482
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	149,237
4.50%, 01/30/43	200	177,177
5.75%, 03/12/54	200	195,278
5.88%, 01/13/56	200	198,826
State of Israel
3.38%, 01/15/50	200	137,576
3.80%, 05/13/60(f)	600	412,557
		1,270,651
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	245	186,827
4.00%, 10/17/49	285	225,909
		412,736
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
8.08%, 04/01/36(f)	200	216,060
8.25%, 01/30/37(f)	200	218,108
		434,168
Jamaica — 0.1%
Jamaica Government International Bonds
7.88%, 07/28/45	200	241,768
8.00%, 03/15/39	100	121,099
		362,867
Jordan — 0.0%
Jordan Government International Bonds, 7.38%, 10/10/47(f)	200	197,943
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	200	184,343
6.50%, 07/21/45(f)	200	221,328
		405,671
Kenya — 0.1%
Republic of Kenya Government International Bonds
8.25%, 02/28/48(f)	200	186,934
9.50%, 03/05/36(f)	200	210,297
		397,231
Lebanon — 0.0%
Lebanon Government International Bonds, 7.25%, 03/23/37(f)(g)(h)	150	44,394
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	184,082
Security	Par (000)	Value
Mexico — 0.8%
Mexico Government International Bonds
3.75%, 04/19/71	$200	$120,131
3.77%, 05/24/61	400	250,863
4.28%, 08/14/41	300	244,387
4.35%, 01/15/47	200	153,238
4.40%, 02/12/52	200	148,917
4.50%, 01/31/50	200	154,702
4.60%, 01/23/46	200	159,796
4.60%, 02/10/48	200	157,532
4.75%, 03/08/44	370	309,006
5.00%, 04/27/51	200	163,879
5.55%, 01/21/45	300	280,889
5.75%, 10/12/2110	250	212,433
6.00%, 05/07/36	400	410,522
6.05%, 01/11/40	350	352,470
6.13%, 02/09/38	400	405,462
6.34%, 05/04/53	200	193,985
6.40%, 05/07/54	200	195,484
6.63%, 01/29/38	200	211,294
6.75%, 02/09/56	200	202,837
6.88%, 05/13/37	400	432,530
7.38%, 05/13/55	200	219,387
		4,979,744
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	400	293,251
Nigeria — 0.1%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	189,374
8.25%, 09/28/51(f)	200	198,949
9.13%, 01/13/46(f)	200	217,497
		605,820
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	200	216,273
6.75%, 01/17/48(f)	200	220,524
7.00%, 01/25/51(f)	200	228,723
		665,520
Panama — 0.2%
Panama Government International Bonds
3.87%, 07/23/60	200	138,727
4.30%, 04/29/53	200	155,386
4.50%, 05/15/47	200	163,868
4.50%, 04/16/50	200	160,355
4.50%, 04/01/56	200	156,205
4.50%, 01/19/63	200	154,768
6.85%, 03/28/54	200	216,257
8.00%, 03/01/38	200	238,284
		1,383,850
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	200	188,363
6.10%, 08/11/44(f)	200	208,071
		396,434
Peru — 0.2%
Peru Government International Bonds
2.78%, 12/01/60	260	146,975
3.23%, 07/28/2121	130	73,190
3.30%, 03/11/41	100	78,577
77
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
3.55%, 03/10/51	$200	$143,881
3.60%, 01/15/72	125	81,473
5.63%, 11/18/50	320	318,117
5.88%, 08/08/54	200	201,828
6.20%, 06/30/55	100	105,269
6.55%, 03/14/37	150	167,248
		1,316,558
Philippines — 0.3%
Philippines Government International Bonds
2.65%, 12/10/45	200	134,080
2.95%, 05/05/45	200	142,046
3.20%, 07/06/46	200	145,352
3.70%, 03/01/41	200	168,786
3.70%, 02/02/42	200	167,155
3.95%, 01/20/40	300	265,249
4.20%, 03/29/47	200	168,513
5.50%, 01/17/48	400	403,188
		1,594,369
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 04/04/53	300	293,998
5.50%, 03/18/54	400	392,021
		686,019
Qatar — 0.3%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	359,668
4.63%, 06/02/46(f)	400	376,220
4.82%, 03/14/49(f)	600	575,041
5.10%, 04/23/48(f)	500	500,650
5.75%, 01/20/42(b)	200	219,572
		2,031,151
Romania — 0.1%
Romanian Government International Bonds
4.00%, 02/14/51(f)	400	288,361
5.13%, 06/15/48(f)	140	121,067
6.13%, 01/22/44(f)	100	99,685
7.50%, 02/10/37(f)	130	147,281
7.63%, 01/17/53(f)	150	172,893
		829,287
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	200	134,047
3.45%, 02/02/61(f)	200	130,308
3.75%, 01/21/55(f)	200	143,947
4.50%, 10/26/46(f)	600	516,662
4.50%, 04/22/60(f)	200	161,198
4.63%, 10/04/47(f)	400	348,398
5.00%, 04/17/49(f)	400	365,229
5.00%, 01/18/53(f)	400	358,793
5.25%, 01/16/50(f)	400	377,323
5.75%, 01/16/54(f)	400	399,854
5.88%, 01/12/56(b)	400	401,135
		3,336,894
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	112,583
Security	Par (000)	Value
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	$200	$156,136
5.38%, 07/24/44	200	167,953
5.65%, 09/27/47	200	168,588
5.75%, 09/30/49	200	168,459
6.13%, 12/11/37(f)	200	197,303
7.10%, 11/19/36(f)	200	215,250
7.30%, 04/20/52	200	202,313
7.95%, 11/19/54(f)	200	216,044
		1,492,046
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	153,456
Korea International Bonds, 3.88%, 09/20/48	200	175,067
		328,523
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
3.60%, 05/15/36(e)(f)	150	149,074
3.60%, 02/15/38(e)(f)	188	187,009
		336,083
Supranational — 0.0%
Inter-American Development Bank
3.20%, 08/07/42	50	41,945
3.88%, 10/28/41	110	101,294
4.38%, 01/24/44	60	57,995
		201,234
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	152,352
5.75%, 05/11/47	400	326,563
6.00%, 01/14/41	300	268,855
6.63%, 02/17/45	200	183,583
6.75%, 05/30/40	200	195,293
6.80%, 11/04/36	200	200,290
6.88%, 03/17/36	350	355,487
6.88%, 01/14/38	200	199,282
7.25%, 03/05/38	50	52,614
		1,934,319
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	113,663
3.00%, 09/15/51(f)	200	137,605
3.13%, 09/30/49(f)	400	286,452
3.88%, 04/16/50(f)	400	322,222
4.13%, 10/11/47(f)	200	171,723
5.50%, 04/30/54(f)	200	204,858
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	200,217
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	134,859
UAE International Government Bonds
3.25%, 10/19/61(f)	200	137,864
4.95%, 07/07/52(f)	200	191,963
		1,901,426
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	123,495
Uruguay Government International Bonds
4.13%, 11/20/45	55	48,869
4.98%, 04/20/55	305	282,391
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
5.10%, 06/18/50	$390	$374,432
5.44%, 02/14/37	95	99,747
7.63%, 03/21/36	150	182,561
		1,111,495
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(f)	200	146,126
Total Foreign Government Obligations — 7.4% (Cost: $47,131,648)		46,631,389
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	150,018
California — 0.5%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	58,395
Series S-3, 6.91%, 10/01/50(a)	170	195,090
California State University RB
Class B,2.72%, 11/01/52(a)	200	136,691
5.18%, 11/01/53	100	99,663
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	114,187
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	54,089
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49	100	85,294
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	200	228,483
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	60,470
Regents of the University of California Medical Center Pooled Revenue RB
3.71%, 05/15/2120	225	146,244
Series N, 3.26%, 05/15/60(a)	65	43,575
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	163,561
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	131,947
San Diego County Water Authority RB BAB, Series B, Class B,6.14%, 05/01/49	50	52,617
State of California GO
4.60%, 04/01/38	100	102,114
5.20%, 03/01/43	105	106,479
State of California GO BAB
7.30%, 10/01/39	400	474,713
7.55%, 04/01/39	250	308,490
7.60%, 11/01/40	245	305,982
University of California RB
Series AQ, 4.77%, 05/15/2115	150	127,245
Series BG, 3.07%, 05/15/51(a)	200	137,702
		3,133,031
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	20,830
Security	Par (000)	Value
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	$50	$44,071
Florida — 0.0%
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41(a)	50	47,180
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	89	98,651
Project M, Series 2010-A, 6.66%, 04/01/57	45	50,045
		148,696
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.57%, 01/01/54	250	227,950
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, Class B,6.90%, 12/01/40	222	253,637
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	58,238
		539,825
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	219,123
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	50	40,741
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	210,144
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,309
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	53,105
		289,558
Michigan — 0.0%
Michigan State University RB, 4.17%, 08/15/2122	100	75,314
University of Michigan RB, Class B,3.50%, 04/01/52	200	153,378
		228,692
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50	100	73,460
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	100	114,440
New Jersey Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	200	238,558
Series F, 7.41%, 01/01/40	150	183,210
		536,208
New York — 0.3%
City of New York, 5.37%, 10/01/51	300	301,783
City of New York GO, 4.61%, 09/01/37	100	101,496
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	200	208,348
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	45	46,655
79
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	$130	$156,290
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	250	247,010
6.01%, 06/15/42	200	211,680
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	104,016
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	300	199,838
5.07%, 07/15/53(a)	30	29,583
Series 168, 4.93%, 10/01/51	80	77,197
Series 174, 4.46%, 10/01/62	350	306,316
Series 181, 4.96%, 08/01/46	50	49,664
Series 225, 3.18%, 07/15/60	70	47,265
		2,087,141
Ohio — 0.1%
American Municipal Power, Inc. RB, Series B, 8.08%, 02/15/50	50	64,410
American Municipal Power, Inc. RB BAB, 6.45%, 02/15/44(a)	200	215,781
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	64,657
		344,848
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	84,813
4.71%, 05/01/52(a)	175	166,887
		251,700
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	146,350
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	59,889
		206,239
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	43,905
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	145,332
City of San Antonio Electric & Gas Systems Revenue RB, 5.57%, 02/01/50	35	35,976
City of San Antonio Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	52,748
Dallas Area Rapid Transit RB, Class A,2.61%, 12/01/48	100	70,830
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(a)	100	104,980
Dallas County Hospital District GOL BAB, Series C, Class C,5.62%, 08/15/44	30	30,306
Dallas Fort Worth International Airport RB
Class A,4.51%, 11/01/51	200	179,700
Series C, Class C,2.92%, 11/01/50	100	72,747
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	150	109,364
North Texas Tollway Authority RB BAB, Series B, Class B,6.72%, 01/01/49	70	79,258
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - Texas A&M University System RB, Series B, Class B,3.66%, 07/01/47	$100	$85,722
State of Texas GO BAB, 5.52%, 04/01/39	234	246,698
Texas Natural Gas Securitization Finance Corp. RB, 5.17%, 04/01/41	200	208,627
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B,3.92%, 12/31/49	100	83,265
Texas Transportation Commission GO, 2.47%, 10/01/44	50	36,296
		1,541,849
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50(a)	270	163,363
Series C, 4.18%, 09/01/2117	45	34,267
		197,630
Total Municipal Debt Obligations — 1.6% (Cost: $11,224,171)		10,144,745
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	250	247,404
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	323,370
Tennessee Valley Authority
3.50%, 12/15/42	50	43,143
5.25%, 09/15/39	65	70,469
5.25%, 02/01/55	50	51,526
5.38%, 04/01/56	500	523,589
5.88%, 04/01/36	200	227,556
		1,239,653
U.S. Government Obligations — 45.6%
U.S. Treasury Bonds
1.13%, 05/15/40	4,131	2,711,614
1.13%, 08/15/40	498	323,700
1.25%, 05/15/50	3,600	1,803,375
1.38%, 11/15/40	5,757	3,866,185
1.38%, 08/15/50	3,890	2,002,742
1.63%, 11/15/50	6,245	3,426,944
1.75%, 08/15/41	7,776	5,429,835
1.88%, 02/15/41	6,683	4,824,291
1.88%, 02/15/51	7,393	4,313,353
1.88%, 11/15/51	7,324	4,227,321
2.00%, 11/15/41	6,945	5,012,337
2.00%, 02/15/50	4,170	2,550,216
2.00%, 08/15/51	7,775	4,650,422
2.25%, 05/15/41	4,687	3,560,655
2.25%, 08/15/46	1,922	1,314,768
2.25%, 08/15/49	4,700	3,066,750
2.25%, 02/15/52	7,053	4,462,125
2.38%, 02/15/42	5,540	4,212,997
2.38%, 11/15/49	3,960	2,647,012
2.38%, 05/15/51	7,215	4,737,098
2.50%, 02/15/45	2,130	1,563,220
2.50%, 02/15/46	895	646,777
2.50%, 05/15/46	1,750	1,260,000
2.75%, 08/15/42	1,450	1,156,375
2.75%, 11/15/42	4,355	3,456,101
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 08/15/47	$1,700	$1,260,391
2.75%, 11/15/47	3,120	2,306,850
2.88%, 05/15/43	3,150	2,525,906
2.88%, 08/15/45	500	388,672
2.88%, 11/15/46	850	651,180
2.88%, 05/15/49	4,320	3,217,725
2.88%, 05/15/52	5,854	4,253,297
3.00%, 05/15/42	1,000	830,625
3.00%, 05/15/45	300	238,875
3.00%, 11/15/45	500	395,703
3.00%, 02/15/47	1,300	1,015,016
3.00%, 02/15/48	3,835	2,960,740
3.00%, 08/15/48	4,840	3,718,481
3.00%, 02/15/49	4,600	3,516,844
3.00%, 08/15/52	6,294	4,687,063
3.13%, 11/15/41	600	511,313
3.13%, 02/15/43	4,486	3,746,511
3.13%, 08/15/44	1,400	1,146,906
3.13%, 05/15/48	4,247	3,345,176
3.25%, 05/15/42	4,651	3,998,407
3.38%, 08/15/42	4,840	4,217,606
3.38%, 05/15/44	1,450	1,237,258
3.63%, 08/15/43	1,450	1,291,859
3.63%, 02/15/44	2,600	2,305,469
3.63%, 02/15/53	4,879	4,096,073
3.63%, 05/15/53	6,021	5,051,995
3.75%, 11/15/43	2,300	2,078,984
3.88%, 08/15/40	650	618,313
3.88%, 02/15/43	4,365	4,044,445
3.88%, 05/15/43	4,730	4,372,294
4.00%, 11/15/42	4,900	4,622,844
4.00%, 11/15/52	5,710	5,130,970
4.13%, 08/15/44	3,999	3,787,178
4.13%, 08/15/53	6,515	5,977,512
4.25%, 11/15/40	2,026	2,005,423
4.25%, 02/15/54	6,475	6,065,254
4.25%, 08/15/54	6,724	6,300,598
4.38%, 11/15/39	630	637,088
4.38%, 05/15/40	1,317	1,327,289
4.38%, 08/15/43	8,055	7,924,107
4.50%, 08/15/39	1,300	1,333,719
4.50%, 02/15/44	6,975	6,954,293
4.50%, 11/15/54	7,158	6,993,590
4.63%, 02/15/40	1,350	1,398,305
4.63%, 05/15/44	5,330	5,391,628
4.63%, 11/15/44	4,336	4,377,327
4.63%, 11/15/45	3,221	3,242,641
4.63%, 05/15/54	7,110	7,087,781
4.63%, 02/15/55	7,529	7,510,177
4.63%, 11/15/55	5,465	5,456,461
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.75%, 02/15/41	$270	$281,813
4.75%, 11/15/43	5,227	5,381,360
4.75%, 02/15/45	6,541	6,705,547
4.75%, 11/15/53	6,776	6,886,110
4.75%, 05/15/55	6,901	7,023,924
4.75%, 08/15/55	6,980	7,108,694
4.75%, 02/15/56	2,189	2,230,728
4.88%, 08/15/45	4,198	4,367,232
5.00%, 05/15/45	4,377	4,627,310
		289,393,093
Total U.S. Government & Agency Obligations — 45.8% (Cost: $326,296,193)		290,880,150
Total Long-Term Investments — 98.2% (Cost: $684,536,303)		623,698,299
	Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(i)(j)(k)	10,059,810	10,059,810
Total Short-Term Securities — 1.6% (Cost: $10,059,810)		10,059,810
Total Investments — 99.8% (Cost: $694,596,113)		633,758,109
Other Assets Less Liabilities — 0.2%		1,413,273
Net Assets — 100.0%		$635,171,382

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
81
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Core 10+ Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,597,307	$—	$(537,497)(a)	$—	$—	$10,059,810	10,059,810	$177,326 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$113,842	$—	$113,842
Corporate Bonds & Notes	—	275,928,173	—	275,928,173
Foreign Government Obligations	—	46,631,389	—	46,631,389
Municipal Debt Obligations	—	10,144,745	—	10,144,745
U.S. Government & Agency Obligations	—	290,880,150	—	290,880,150
Short-Term Securities
Money Market Funds	10,059,810	—	—	10,059,810
	$10,059,810	$623,698,299	$—	$633,758,109
See notes to financial statements.
Schedule of Investments
82

Statements of Assets and Liabilities
February 28, 2026

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$282,980,297	$623,698,299
Investments, at value—affiliated(c)	30,322,247	10,059,810
Cash	—	243,969
Foreign currency, at value(d)	147	372
Receivables:
Investments sold	4,654,840	4,864,067
Securities lending income—affiliated	860	3,211
TBA sales commitments	177,379	—
Dividends—affiliated	80,936	9,266
Interest—unaffiliated	1,964,666	6,849,235
Total assets	320,181,372	645,728,229
LIABILITIES
Bank overdraft	62,260	—
Collateral on securities loaned, at value	1,843,713	5,479,810
TBA sales commitments, at value(e)	177,806	—
Payables:
Investments purchased	31,383,596	5,048,104
Investment advisory fees	11,110	28,933
Total liabilities	33,478,485	10,556,847
Commitments and contingent liabilities
NET ASSETS	$286,702,887	$635,171,382
NET ASSETS CONSIST OF
Paid-in capital	$290,185,874	$724,770,278
Accumulated loss	(3,482,987)	(89,598,896)
NET ASSETS	$286,702,887	$635,171,382
NET ASSET VALUE
Shares outstanding	6,400,000	12,450,000
Net asset value	$44.80	$51.02
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$281,471,898	$684,536,303
(b) Securities loaned, at value	$1,785,202	$5,238,809
(c) Investments, at cost—affiliated	$30,313,481	$10,059,810
(d) Foreign currency, at cost	$138	$339
(e) Proceeds from TBA sales commitments	$177,379	$—
See notes to financial statements.
83
2026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2026

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,296,031	$140,833
Interest—unaffiliated	10,425,149	29,342,722
Securities lending income—affiliated—net	10,142	36,493
Other income—unaffiliated	199	22,930
Total investment income	11,731,521	29,542,978
EXPENSES
Investment advisory	154,919	359,629
Interest expense	12	—
Total expenses	154,931	359,629
Less:
Investment advisory fees waived	(27,234)	—
Total expenses after fees waived	127,697	359,629
Net investment income	11,603,824	29,183,349
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,451,276	(12,025,192)
Investments—affiliated	491	—
In-kind redemptions—unaffiliated(a)	4,742	(3,850,169)
	1,456,509	(15,875,361)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	6,661,078	18,507,247
Investments—affiliated	(216)	—
Foreign currency translations	11	42
	6,660,873	18,507,289
Net realized and unrealized gain	8,117,382	2,631,928
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,721,206	$31,815,277
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
84

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,603,824	$9,127,045	$29,183,349	$28,953,284
Net realized gain (loss)	1,456,509	(1,452,478)	(15,875,361)	(9,420,982)
Net change in unrealized appreciation (depreciation)	6,660,873	5,169,888	18,507,289	10,980,993
Net increase in net assets resulting from operations	19,721,206	12,844,455	31,815,277	30,513,295
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,344,367)	(8,944,733)	(29,071,517)	(28,803,357)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	56,507,633	47,585,126	6,060,969	41,431,534
NET ASSETS
Total increase in net assets	64,884,472	51,484,848	8,804,729	43,141,472
Beginning of year	221,818,415	170,333,567	626,366,653	583,225,181
End of year	$286,702,887	$221,818,415	$635,171,382	$626,366,653

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
85
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$43.49	$42.58	$42.85	$48.76	$51.55
Net investment income(a)	1.96	1.92	1.82	1.39	0.91
Net realized and unrealized gain (loss)(b)	1.29	0.88	(0.28)	(6.00)	(2.46)
Net increase (decrease) from investment operations	3.25	2.80	1.54	(4.61)	(1.55)
Distributions(c)
From net investment income	(1.94)	(1.89)	(1.81)	(1.30)	(0.86)
From net realized gain	—	—	—	—	(0.38)
Total distributions	(1.94)	(1.89)	(1.81)	(1.30)	(1.24)
Net asset value, end of year	$44.80	$43.49	$42.58	$42.85	$48.76
Total Return(d)
Based on net asset value	7.65%	6.74%	3.69%	(9.51)%	(3.07)%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.49%	4.48%	4.28%	3.14%	1.79%
Supplemental Data
Net assets, end of year (000)	$286,703	$221,818	$170,334	$162,844	$107,265
Portfolio turnover rate(f)(g)	265%	304%	300%	335%	279%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
86

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$50.72	$50.50	$51.61	$66.64	$71.04
Net investment income(a)	2.41	2.40	2.35	2.21	2.17
Net realized and unrealized gain (loss)(b)	0.29	0.22	(1.15)	(15.04)	(4.38)
Net increase (decrease) from investment operations	2.70	2.62	1.20	(12.83)	(2.21)
Distributions from net investment income(c)	(2.40)	(2.40)	(2.31)	(2.20)	(2.19)
Net asset value, end of year	$51.02	$50.72	$50.50	$51.61	$66.64
Total Return(d)
Based on net asset value	5.55%	5.34%	2.42%	(19.44)%	(3.23)%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.87%	4.76%	4.66%	4.04%	3.05%
Supplemental Data
Net assets, end of year (000)	$635,171	$626,367	$583,225	$338,029	$306,529
Portfolio turnover rate(f)	13%	8%	9%	10%	15%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
87
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
88

Notes to Financial Statements  (continued)
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
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Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and
Notes to Financial Statements
90

Notes to Financial Statements  (continued)
the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$331,615	$(331,615)	$—	$—
BNP Paribas SA	310,718	(310,718)	—	—
Citigroup Global Markets, Inc.	83,497	(83,497)	—	—
Goldman Sachs & Co. LLC	24,997	(24,997)	—	—
J.P. Morgan Securities LLC	418,286	(418,286)	—	—
Morgan Stanley	170,074	(170,074)	—	—
National Bank of Canada	148,324	(148,324)	—	—
Nomura Securities International, Inc.	16,430	(16,430)	—	—
Pershing LLC	67,796	(67,796)	—	—
RBC Capital Markets LLC	180,908	(180,908)	—	—
Scotia Capital (USA), Inc.	32,557	(32,557)	—	—
	$1,785,202	$(1,785,202)	$—	$—
Core 10+ Year USD Bond
Barclays Bank PLC	$578,783	$(578,783)	$—	$—
BNP Paribas SA	443,850	(443,850)	—	—
BofA Securities, Inc.	285,910	(285,910)	—	—
Citigroup Global Markets, Inc.	497,412	(497,412)	—	—
Goldman Sachs & Co. LLC	457,499	(457,499)	—	—
J.P. Morgan Securities LLC	1,993,984	(1,993,984)	—	—
Morgan Stanley	314,044	(314,044)	—	—
MUFG Securities Americas Inc.	18,647	(18,647)	—	—
National Bank of Canada	102,395	(102,395)	—	—
Pershing LLC	102,359	(102,359)	—	—
RBC Capital Markets LLC	123,311	(123,311)	—	—
Scotia Capital (USA), Inc.	158,293	(158,293)	—	—
UBS AG	162,322	(162,322)	—	—
	$5,238,809	$(5,238,809)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2031 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
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Notes to Financial Statements  (continued)
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$27,234
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 5-10 Year USD Bond	$2,685
Core 10+ Year USD Bond	9,711
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
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Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$677,242,833	$653,673,815	$23,418,234	$20,874,006
Core 10+ Year USD Bond	50,573,439	34,007,167	25,824,980	41,763,464
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$30,483,267	$2,102,299
Core 10+ Year USD Bond	73,739,683	67,798,766
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core 5-10 Year USD Bond	$4,742	$ (4,742)
Core 10+ Year USD Bond	(3,858,422)	3,858,422
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
Core 5-10 Year USD Bond
Ordinary income	$11,344,367	$8,944,733
Core 10+ Year USD Bond
Ordinary income	$29,071,517	$28,803,357
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core 5-10 Year USD Bond	$1,012,558	$(5,998,520)	$1,502,975	$(3,482,987)
Core 10+ Year USD Bond	2,509,029	(31,149,412)	(60,958,513)	(89,598,896)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

For the year ended February 28, 2026, the iShares Core 5-10 Year USD Bond ETF utilized $1,457,760 of its capital loss carryforwards.
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Notes to Financial Statements  (continued)
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$311,799,152	$5,823,337	$(4,320,372)	$1,502,965
Core 10+ Year USD Bond	694,716,655	6,240,472	(67,199,018)	(60,958,546)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
94

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	1,400,000	$60,813,879	1,700,000	$73,389,359
Shares redeemed	(100,000)	(4,306,246)	(600,000)	(25,804,233)
	1,300,000	$56,507,633	1,100,000	$47,585,126
Core 10+ Year USD Bond
Shares sold	1,500,000	$74,753,072	3,300,000	$167,944,199
Shares redeemed	(1,400,000)	(68,692,103)	(2,500,000)	(126,512,665)
	100,000	$6,060,969	800,000	$41,431,534
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Core 5-10 Year USD Bond ETF
iShares Core 10+ Year USD Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
96

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$2,249,280
Core 10+ Year USD Bond	11,082,141
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
Core 5-10 Year USD Bond	$11,575,739
Core 10+ Year USD Bond	29,111,735
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
Core 5-10 Year USD Bond	$10,439,782
Core 10+ Year USD Bond	23,620,858
97
2026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
98

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
99
2026 iShares Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.40%, 03/01/31	$917	$836,124
2.45%, 04/30/30	2,083	1,939,361
2.60%, 08/01/31(a)	1,535	1,398,822
3.38%, 03/01/41(a)	964	737,313
4.20%, 03/02/29	545	546,205
4.20%, 06/01/30(a)	1,357	1,356,609
4.65%, 10/01/28	1,793	1,812,891
4.75%, 03/30/30(a)	1,470	1,498,970
5.00%, 06/02/33	675	675,089
5.30%, 11/01/34(a)	545	549,466
5.30%, 06/02/36	675	669,947
5.38%, 06/15/33	768	794,544
5.40%, 10/01/48(a)	511	461,904
		13,277,245
Aerospace & Defense — 1.6%
Airbus SE
3.15%, 04/10/27(b)	1,290	1,282,643
3.95%, 04/10/47(a)(b)	1,255	1,049,473
BAE Systems Finance, Inc., 7.50%, 07/01/27(b)	1,075	1,125,479
BAE Systems Holdings, Inc., 4.75%, 10/07/44(b)	818	768,767
BAE Systems PLC
1.90%, 02/15/31(b)	3,220	2,900,902
3.00%, 09/15/50(a)(b)	1,435	983,611
3.40%, 04/15/30(b)	2,735	2,671,574
5.00%, 03/26/27(b)	160	161,899
5.13%, 03/26/29(b)	1,995	2,066,630
5.25%, 03/26/31(b)	660	691,442
5.30%, 03/26/34(b)	2,515	2,647,992
5.50%, 03/26/54(a)(b)	1,175	1,210,257
5.80%, 10/11/41(b)	852	909,597
Boeing Co.(The)
2.80%, 03/01/27	562	555,610
2.95%, 02/01/30	1,185	1,136,516
3.20%, 03/01/29	1,750	1,709,911
3.25%, 02/01/28	1,677	1,656,933
3.25%, 03/01/28(a)	922	910,579
3.25%, 02/01/35	1,501	1,338,096
3.30%, 03/01/35	572	506,225
3.38%, 06/15/46	910	653,893
3.45%, 11/01/28	892	881,836
3.50%, 03/01/39	871	730,359
3.50%, 03/01/45	464	336,143
3.55%, 03/01/38	950	816,557
3.60%, 05/01/34	1,633	1,506,226
3.63%, 02/01/31	3,035	2,948,023
3.63%, 03/01/48	1,133	827,179
3.65%, 03/01/47	785	584,061
3.75%, 02/01/50	3,358	2,493,341
3.83%, 03/01/59	569	400,531
3.85%, 11/01/48	731	555,617
3.90%, 05/01/49	1,392	1,064,136
3.95%, 08/01/59	2,642	1,893,474
5.04%, 05/01/27	2,870	2,900,177
5.15%, 05/01/30	8,010	8,296,274
5.71%, 05/01/40(a)	5,040	5,243,793
5.81%, 05/01/50	9,989	10,029,356
5.88%, 02/15/40	1,500	1,568,636
Security	Par (000)	Value
Aerospace & Defense (continued)
5.93%, 05/01/60	$5,977	$5,994,448
6.13%, 02/15/33	869	949,848
6.26%, 05/01/27	1,115	1,142,248
6.30%, 05/01/29	2,970	3,164,974
6.39%, 05/01/31	1,435	1,568,557
6.53%, 05/01/34	4,424	4,960,086
6.63%, 02/15/38(a)	772	870,934
6.86%, 05/01/54	4,235	4,856,820
6.88%, 03/15/39	1,068	1,220,372
7.01%, 05/01/64	3,090	3,582,792
Embraer Netherlands Finance BV
5.40%, 01/09/38	1,255	1,256,255
5.98%, 02/11/35	270	289,913
GE Capital Funding LLC, 4.55%, 05/15/32	715	728,457
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,055	2,028,986
General Dynamics Corp.
2.25%, 06/01/31	968	888,500
2.63%, 11/15/27	1,025	1,008,743
2.85%, 06/01/41	1,285	991,368
3.50%, 04/01/27	1,293	1,291,218
3.60%, 11/15/42	584	485,640
3.63%, 04/01/30(a)	3,037	3,005,221
3.75%, 05/15/28	2,301	2,307,989
4.25%, 04/01/40	1,687	1,570,977
4.25%, 04/01/50(a)	1,245	1,079,672
4.95%, 08/15/35(a)	925	956,658
General Electric Co.
4.30%, 07/29/30	1,115	1,132,679
4.35%, 05/01/50(a)	890	779,427
4.50%, 03/11/44	905	831,328
4.90%, 01/29/36(a)	1,885	1,933,557
5.88%, 01/14/38	1,620	1,780,439
6.15%, 08/07/37	520	578,271
6.75%, 03/15/32	1,430	1,634,366
6.88%, 01/10/39	1,105	1,313,799
HEICO Corp.
5.25%, 08/01/28	1,280	1,317,461
5.35%, 08/01/33	955	1,002,351
Hexcel Corp., 5.88%, 02/26/35	480	510,957
Howmet Aerospace, Inc.
3.00%, 01/15/29	1,015	990,592
3.90%, 04/15/29	150	150,150
4.55%, 11/15/32	660	672,688
4.85%, 10/15/31	345	358,142
5.95%, 02/01/37(a)	1,045	1,142,483
6.75%, 01/15/28	600	630,924
L3Harris Technologies, Inc.
1.80%, 01/15/31	783	701,083
2.90%, 12/15/29	1,576	1,513,218
4.40%, 06/15/28	3,676	3,703,865
4.85%, 04/27/35	917	925,786
5.05%, 06/01/29(a)	1,400	1,444,487
5.05%, 04/27/45	944	917,805
5.25%, 06/01/31	1,975	2,069,544
5.35%, 06/01/34	1,630	1,700,802
5.40%, 07/31/33	2,305	2,428,429
5.50%, 08/15/54	970	963,245
5.60%, 07/31/53	1,171	1,178,772
6.15%, 12/15/40	511	562,985

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30	$915	$838,780
2.80%, 06/15/50	1,236	805,035
3.60%, 03/01/35(a)	869	813,884
3.80%, 03/01/45	2,134	1,751,207
3.90%, 06/15/32(a)	1,495	1,485,469
4.07%, 12/15/42	2,520	2,203,012
4.09%, 09/15/52	2,546	2,064,616
4.15%, 08/15/28(a)	800	808,179
4.15%, 06/15/53	1,515	1,238,691
4.30%, 06/15/62	1,479	1,199,303
4.40%, 08/15/30	1,420	1,446,095
4.45%, 05/15/28	1,230	1,246,632
4.50%, 02/15/29	1,520	1,550,366
4.50%, 05/15/36(a)	1,147	1,143,936
4.70%, 12/15/31(a)	1,445	1,497,832
4.70%, 05/15/46	1,582	1,458,899
4.75%, 02/15/34(a)	1,650	1,695,604
4.80%, 08/15/34(a)	1,265	1,294,905
5.00%, 08/15/35(a)	1,525	1,576,006
5.10%, 11/15/27(a)	2,470	2,528,476
5.20%, 02/15/55(a)	2,205	2,123,148
5.20%, 02/15/64	1,205	1,133,461
5.25%, 01/15/33(a)	1,540	1,639,279
5.70%, 11/15/54(a)	2,075	2,143,321
5.72%, 06/01/40(a)	585	640,466
5.90%, 11/15/63(a)	1,375	1,451,214
Series B, 6.15%, 09/01/36	1,000	1,124,464
Northrop Grumman Corp.
3.25%, 01/15/28	3,549	3,512,120
3.85%, 04/15/45	1,093	892,385
4.03%, 10/15/47(a)	3,969	3,256,070
4.40%, 05/01/30	2,307	2,341,436
4.60%, 02/01/29	285	290,655
4.65%, 07/15/30(a)	1,130	1,157,107
4.70%, 03/15/33(a)	1,170	1,195,281
4.75%, 06/01/43	1,594	1,498,242
4.90%, 06/01/34	2,215	2,272,058
4.95%, 03/15/53(a)	2,045	1,879,950
5.05%, 11/15/40(a)	639	643,073
5.15%, 05/01/40	946	957,246
5.20%, 06/01/54(a)	1,870	1,784,840
5.25%, 07/15/35(a)	1,235	1,292,781
5.25%, 05/01/50	2,015	1,945,922
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	340	394,835
Rolls-Royce PLC, 5.75%, 10/15/27(b)	575	588,042
RTX Corp.
1.90%, 09/01/31	1,640	1,459,714
2.25%, 07/01/30(a)	2,226	2,074,173
2.38%, 03/15/32	2,382	2,147,374
2.82%, 09/01/51	1,950	1,245,937
3.03%, 03/15/52	960	638,284
3.13%, 05/04/27	1,817	1,802,743
3.13%, 07/01/50(a)	2,025	1,391,701
3.50%, 03/15/27	1,875	1,869,460
3.75%, 11/01/46	2,402	1,904,749
4.05%, 05/04/47	2,037	1,682,649
4.13%, 11/16/28	5,889	5,924,621
4.15%, 05/15/45	1,937	1,653,357
4.20%, 12/15/44(a)	720	610,025
Security	Par (000)	Value
Aerospace & Defense (continued)
4.35%, 04/15/47	$2,238	$1,932,792
4.45%, 11/16/38	2,004	1,911,287
4.50%, 06/01/42	5,284	4,869,138
4.63%, 11/16/48	2,965	2,641,086
4.70%, 12/15/41	950	907,847
4.80%, 12/15/43	1,004	940,105
4.88%, 10/15/40	1,126	1,107,830
5.15%, 02/27/33	2,375	2,485,459
5.38%, 02/27/53	2,040	1,989,944
5.40%, 05/01/35	1,055	1,121,938
5.70%, 04/15/40(a)	995	1,059,438
5.75%, 01/15/29	920	966,633
6.00%, 03/15/31	2,475	2,686,040
6.05%, 06/01/36(a)	960	1,063,634
6.10%, 03/15/34	2,140	2,366,071
6.13%, 07/15/38	1,100	1,222,194
6.40%, 03/15/54(a)	2,660	2,972,455
6.70%, 08/01/28	955	1,013,863
7.20%, 08/15/27	415	434,774
7.50%, 09/15/29	1,420	1,586,972
Spirit AeroSystems, Inc., 4.60%, 06/15/28(a)	30	30,254
		275,602,923
Agriculture — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	3,145	2,822,524
3.40%, 05/06/30	1,923	1,872,422
3.40%, 02/04/41(a)	3,916	3,071,073
3.70%, 02/04/51	2,506	1,792,899
3.88%, 09/16/46	2,674	2,058,357
4.00%, 02/04/61(a)	1,750	1,288,331
4.25%, 08/09/42	2,210	1,876,067
4.45%, 05/06/50(a)	1,022	829,434
4.50%, 08/06/30	1,110	1,129,344
4.50%, 05/02/43	1,287	1,116,752
4.80%, 02/14/29	3,769	3,850,800
4.88%, 02/04/28(a)	925	941,659
5.25%, 08/06/35	775	794,477
5.38%, 01/31/44(a)	2,715	2,631,474
5.63%, 02/06/35	1,085	1,140,620
5.80%, 02/14/39	3,514	3,664,167
5.95%, 02/14/49(a)	4,336	4,393,315
6.20%, 11/01/28	1,285	1,355,959
6.20%, 02/14/59	638	642,725
6.88%, 11/01/33	775	883,401
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,050	657,711
2.90%, 03/01/32	1,510	1,404,636
3.25%, 03/27/30	1,857	1,807,034
3.75%, 09/15/47	1,015	802,486
4.02%, 04/16/43	803	690,937
4.50%, 08/15/33(a)	770	779,784
4.50%, 03/15/49(a)	920	810,226
4.54%, 03/26/42	635	587,311
5.38%, 09/15/35	1,035	1,102,567
5.77%, 03/01/41(c)	550	582,832
5.94%, 10/01/32	546	598,095
BAT Capital Corp.
2.26%, 03/25/28	2,953	2,856,517
2.73%, 03/25/31	2,974	2,773,276
3.46%, 09/06/29	1,522	1,494,232
3.56%, 08/15/27	4,038	4,017,323
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.73%, 09/25/40	$1,020	$845,443
3.98%, 09/25/50	715	537,630
4.39%, 08/15/37	4,263	3,981,643
4.54%, 08/15/47(a)	3,686	3,111,135
4.63%, 03/22/33	900	903,785
4.70%, 04/02/27	1,409	1,418,553
4.74%, 03/16/32(a)	1,652	1,681,901
4.76%, 09/06/49	1,921	1,655,595
4.91%, 04/02/30	1,995	2,049,987
5.28%, 04/02/50	1,483	1,362,349
5.35%, 08/15/32	1,765	1,853,224
5.63%, 08/15/35(a)	2,000	2,109,160
5.65%, 03/16/52	1,449	1,391,051
5.83%, 02/20/31	1,210	1,294,101
6.00%, 02/20/34(a)	1,440	1,562,882
6.25%, 08/15/55(a)	1,220	1,273,391
6.34%, 08/02/30	1,310	1,424,401
6.42%, 08/02/33(a)	2,155	2,396,924
7.08%, 08/02/43	1,490	1,693,795
7.08%, 08/02/53	1,985	2,275,679
7.75%, 10/19/32(a)	835	984,482
BAT International Finance PLC
4.45%, 03/16/28(a)	1,675	1,690,839
5.93%, 02/02/29	2,125	2,238,549
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	2,253	2,096,220
3.20%, 04/21/31	1,485	1,412,036
3.75%, 09/25/27	1,279	1,275,803
4.10%, 01/07/28(a)	595	597,940
4.20%, 09/17/29	1,555	1,565,074
4.55%, 08/04/30	1,045	1,061,761
4.65%, 09/17/34(a)	1,620	1,613,357
4.90%, 04/21/27	585	591,223
5.15%, 08/04/35	680	697,748
5.25%, 04/21/32	520	542,674
Cargill, Inc.
1.70%, 02/02/31(b)	1,105	990,747
2.13%, 04/23/30(b)	1,318	1,224,176
2.13%, 11/10/31(a)(b)	2,059	1,852,053
3.13%, 05/25/51(a)(b)	1,160	802,230
3.25%, 05/23/29(b)	1,725	1,692,919
3.63%, 04/22/27(b)	845	844,504
3.88%, 05/23/49(a)(b)	645	514,438
4.00%, 06/22/32(b)	1,440	1,417,647
4.13%, 10/23/30(a)(b)	900	903,270
4.38%, 04/22/52(a)(b)	1,074	913,740
4.63%, 02/11/28(a)(b)	1,190	1,209,454
4.75%, 04/24/33(b)	1,035	1,053,415
4.76%, 11/23/45(b)	1,367	1,256,765
5.13%, 10/11/32(a)(b)	1,042	1,093,972
5.13%, 02/11/35(a)(b)	895	932,529
5.38%, 10/23/55(a)(b)	1,015	988,697
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	2,564	2,536,372
4.50%, 06/30/28(b)	1,545	1,561,147
5.50%, 02/01/30(b)	2,695	2,815,125
5.63%, 07/01/35(b)	900	932,164
5.88%, 07/01/34(b)	1,135	1,201,271
6.13%, 07/27/27(b)	1,695	1,741,392
6.38%, 07/01/55(b)	1,170	1,215,725
Security	Par (000)	Value
Agriculture (continued)
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	$605	$617,311
5.25%, 06/15/30(b)	1,115	1,164,361
5.85%, 06/15/35(b)	680	735,891
JT International Financial Services BV, 6.88%, 10/24/32(b)	750	849,574
Philip Morris International, Inc.
1.75%, 11/01/30	1,223	1,102,441
2.10%, 05/01/30	1,655	1,532,035
3.13%, 08/17/27(a)	923	916,002
3.13%, 03/02/28(a)	951	938,239
3.38%, 08/15/29	1,655	1,626,722
3.88%, 10/27/28	820	821,776
3.88%, 08/21/42	724	607,721
4.00%, 10/29/30	1,605	1,602,768
4.13%, 04/28/28	1,655	1,666,781
4.13%, 03/04/43	1,443	1,250,816
4.25%, 10/29/32	1,340	1,336,409
4.25%, 11/10/44	2,170	1,878,171
4.38%, 11/01/27	340	343,380
4.38%, 04/30/30	1,342	1,359,365
4.38%, 11/15/41(a)	1,415	1,278,263
4.50%, 03/20/42	1,827	1,666,367
4.63%, 11/01/29(a)	1,815	1,857,302
4.63%, 10/29/35	1,420	1,407,638
4.75%, 11/01/31	420	431,941
4.88%, 02/15/28	3,560	3,629,692
4.88%, 02/13/29	2,047	2,104,167
4.88%, 04/30/35(a)	1,030	1,046,028
4.88%, 11/15/43	1,395	1,306,777
4.90%, 11/01/34	1,110	1,134,647
5.13%, 11/17/27	3,390	3,461,177
5.13%, 02/15/30	3,843	3,992,829
5.13%, 02/13/31	2,380	2,482,850
5.25%, 09/07/28	1,170	1,209,957
5.25%, 02/13/34	3,180	3,330,927
5.38%, 02/15/33(a)	3,430	3,621,744
5.50%, 09/07/30	1,515	1,601,809
5.63%, 11/17/29	2,540	2,682,669
5.63%, 09/07/33	2,560	2,744,616
5.75%, 11/17/32	2,790	3,009,326
6.38%, 05/16/38	2,760	3,103,737
Reynolds American, Inc.
5.70%, 08/15/35	1,348	1,422,430
5.85%, 08/15/45	2,871	2,884,000
6.15%, 09/15/43	932	969,927
7.25%, 06/15/37(a)	790	924,872
		213,660,309
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	1,050	1,067,599
5.31%, 10/20/31(b)	1,110	1,131,861
Delta Air Lines, Inc.
3.75%, 10/28/29(a)	1,090	1,071,794
4.38%, 04/19/28	820	823,855
4.95%, 07/10/28	2,640	2,683,885
5.25%, 07/10/30	1,105	1,139,501
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	5,234	5,279,428
Southwest Airlines Co.
2.63%, 02/10/30(a)	1,601	1,502,323

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
3.45%, 11/16/27	$254	$251,164
4.38%, 11/15/28	2,200	2,218,838
5.13%, 06/15/27	3,268	3,306,324
5.25%, 11/15/35	1,235	1,224,900
United Airlines, Inc., 4.63%, 04/15/29(b)	1,110	1,109,162
		22,810,634
Apparel — 0.1%
Gildan Activewear, Inc.
4.70%, 10/07/30(b)	1,075	1,081,892
5.40%, 10/07/35(a)(b)	1,035	1,046,505
NIKE, Inc.
2.75%, 03/27/27(a)	1,480	1,465,569
2.85%, 03/27/30	2,890	2,779,576
3.25%, 03/27/40	2,014	1,656,632
3.38%, 11/01/46	1,011	760,530
3.38%, 03/27/50(a)	1,825	1,335,610
3.63%, 05/01/43	1,345	1,089,869
3.88%, 11/01/45	2,173	1,785,751
PVH Corp., 5.50%, 06/13/30	575	590,573
Ralph Lauren Corp.
2.95%, 06/15/30(a)	1,586	1,519,193
5.00%, 06/15/32	55	57,242
Tapestry, Inc.
3.05%, 03/15/32(a)	785	729,467
4.13%, 07/15/27	567	567,201
5.10%, 03/11/30(a)	620	640,147
5.50%, 03/11/35	470	487,512
		17,593,269
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.80%, 01/13/31	1,260	1,126,599
2.00%, 03/24/28(a)	1,124	1,082,158
2.25%, 01/12/29	1,350	1,288,667
3.50%, 02/15/28	912	906,153
4.15%, 01/08/29	850	854,642
4.25%, 09/01/28	1,320	1,331,055
4.40%, 09/05/29	1,885	1,911,561
4.45%, 10/22/27	1,395	1,408,472
4.45%, 01/08/31(a)	850	858,265
4.50%, 09/04/30	1,620	1,639,480
4.55%, 07/09/27	475	479,581
4.55%, 03/03/28	1,610	1,630,773
4.60%, 04/17/30	1,460	1,485,756
4.70%, 01/12/28	1,070	1,086,513
4.80%, 03/05/30	1,230	1,259,640
4.85%, 10/23/31	1,410	1,450,218
4.90%, 03/12/27	1,080	1,091,896
4.90%, 07/09/27	1,020	1,033,823
4.90%, 03/13/29(a)	1,220	1,251,441
4.90%, 01/10/34(a)	1,236	1,255,541
5.05%, 07/10/31	1,540	1,596,832
5.10%, 01/08/36(a)	910	917,684
5.13%, 07/07/28	1,485	1,524,541
5.15%, 07/09/32	1,174	1,218,875
5.20%, 03/05/35(a)	825	844,565
5.65%, 11/15/28	1,480	1,544,785
5.85%, 10/04/30	940	1,003,971
BMW Finance NV, 2.85%, 08/14/29(b)	1,260	1,210,479
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	675	596,954
Security	Par (000)	Value
Auto Manufacturers (continued)
2.55%, 04/01/31(b)	$495	$456,701
3.30%, 04/06/27(a)(b)	782	778,058
3.45%, 04/01/27(b)	886	883,017
3.63%, 04/18/29(b)	1,360	1,343,675
3.70%, 04/01/32(a)(b)	1,610	1,548,623
3.75%, 04/12/28(b)	1,246	1,242,763
3.95%, 08/14/28(a)(b)	863	862,130
4.15%, 08/11/27(b)	245	246,101
4.15%, 04/09/30(b)	1,630	1,629,257
4.50%, 08/11/30(a)(b)	760	770,121
4.60%, 08/13/27(b)	950	959,833
4.65%, 03/19/27(a)(b)	625	630,756
4.65%, 08/13/29(b)	1,190	1,211,266
4.75%, 03/21/28(a)(b)	1,510	1,534,364
4.85%, 08/13/31(a)(b)	870	891,028
4.90%, 04/02/27(a)(b)	985	996,644
4.90%, 04/02/29(a)(b)	2,350	2,409,768
5.05%, 08/11/28(b)	1,435	1,472,013
5.05%, 03/21/30(a)(b)	980	1,012,084
5.15%, 08/11/33(b)	1,295	1,340,382
5.15%, 04/02/34(a)(b)	935	963,206
5.20%, 08/11/35(a)(b)	1,210	1,236,954
5.40%, 03/21/35(b)	1,705	1,777,470
Cummins, Inc.
1.50%, 09/01/30	1,440	1,299,031
2.60%, 09/01/50	1,323	823,465
4.25%, 05/09/28	855	863,704
4.70%, 02/15/31(a)	1,385	1,425,219
4.88%, 10/01/43	1,280	1,240,347
4.90%, 02/20/29	845	871,678
5.15%, 02/20/34	1,410	1,470,821
5.30%, 05/09/35	1,240	1,300,530
5.45%, 02/20/54(a)	1,655	1,657,148
7.13%, 03/01/28	360	382,675
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b)	1,465	1,402,574
2.50%, 12/14/31(a)(b)	1,420	1,284,315
3.65%, 04/07/27(b)	1,252	1,248,875
4.15%, 01/12/29(b)	1,070	1,072,973
4.30%, 08/12/27(a)(b)	435	437,607
4.50%, 04/12/31(b)	1,645	1,654,615
4.65%, 10/12/30(b)	900	914,750
4.95%, 01/13/28(b)	705	717,056
5.00%, 10/12/32(a)(b)	975	999,904
5.13%, 09/25/27(b)	1,290	1,312,223
5.13%, 01/19/28(b)	1,690	1,724,918
5.13%, 09/25/29(a)(b)	745	770,735
5.25%, 01/13/30(a)(b)	1,955	2,027,170
5.38%, 01/13/32(b)	1,090	1,138,240
5.38%, 01/18/34(b)	890	921,321
5.38%, 06/25/34(b)	880	912,689
5.40%, 09/20/28(b)	1,165	1,204,849
5.50%, 09/20/33(b)	1,015	1,066,416
5.63%, 01/13/35(a)(b)	900	945,450
Ford Holdings LLC, 9.30%, 03/01/30(a)	480	553,480
Ford Motor Co.
3.25%, 02/12/32	4,800	4,320,495
4.75%, 01/15/43	4,032	3,243,215
5.29%, 12/08/46(a)	2,765	2,361,065
6.10%, 08/19/32(a)	4,280	4,479,967
6.63%, 10/01/28(a)	460	486,183
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
7.40%, 11/01/46(a)	$795	$867,764
7.45%, 07/16/31(a)	1,410	1,576,807
9.63%, 04/22/30(a)	750	876,218
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,865	1,808,646
2.90%, 02/10/29	2,210	2,103,579
3.63%, 06/17/31	1,755	1,635,438
3.82%, 11/02/27	1,750	1,735,741
4.00%, 11/13/30	3,495	3,349,453
4.13%, 08/17/27(a)	2,120	2,112,010
4.95%, 05/28/27	2,351	2,367,363
4.97%, 04/06/29	1,555	1,564,917
5.11%, 05/03/29	2,775	2,801,963
5.30%, 09/06/29	1,620	1,644,572
5.73%, 09/05/30	1,835	1,887,041
5.75%, 04/06/33	1,215	1,238,108
5.80%, 03/05/27	2,185	2,214,658
5.80%, 03/08/29	2,085	2,147,805
5.85%, 05/17/27	1,962	1,994,152
5.87%, 10/31/35	110	110,377
5.88%, 11/07/29	2,490	2,575,274
5.92%, 03/20/28	2,035	2,089,207
6.05%, 03/05/31	1,320	1,373,621
6.05%, 11/05/31	2,425	2,523,740
6.13%, 03/08/34	3,235	3,344,141
6.50%, 02/07/35(a)	2,575	2,699,418
6.53%, 03/19/32	1,535	1,634,261
6.80%, 05/12/28	2,930	3,064,931
6.80%, 11/07/28	2,665	2,808,979
7.12%, 11/07/33	2,560	2,797,434
7.20%, 06/10/30	1,660	1,792,284
7.35%, 11/04/27	2,450	2,556,152
7.35%, 03/06/30	2,090	2,264,997
General Motors Co.
4.20%, 10/01/27(a)	1,549	1,553,025
5.00%, 10/01/28	1,372	1,399,972
5.00%, 04/01/35(a)	1,730	1,718,469
5.15%, 04/01/38	1,708	1,663,178
5.20%, 04/01/45	2,578	2,346,764
5.35%, 04/15/28	1,240	1,270,574
5.40%, 10/15/29	1,720	1,789,643
5.40%, 04/01/48(a)	1,680	1,546,675
5.60%, 10/15/32(a)	2,270	2,391,764
5.63%, 04/15/30	1,360	1,427,305
5.95%, 04/01/49(a)	1,965	1,936,003
6.25%, 04/15/35	910	976,880
6.25%, 10/02/43	1,605	1,645,195
6.60%, 04/01/36	2,333	2,560,087
6.75%, 04/01/46(a)	1,534	1,658,770
6.80%, 10/01/27	1,673	1,735,357
General Motors Financial Co., Inc.
2.35%, 01/08/31(a)	2,264	2,060,453
2.40%, 04/10/28	1,826	1,766,739
2.40%, 10/15/28	1,455	1,394,777
2.70%, 08/20/27	1,419	1,392,886
2.70%, 06/10/31	1,982	1,821,123
3.10%, 01/12/32	2,060	1,905,102
3.60%, 06/21/30	2,507	2,435,512
3.85%, 01/05/28	604	602,031
4.20%, 10/27/28(a)	2,231	2,239,521
4.30%, 04/06/29	1,750	1,757,651
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 01/08/31(a)	$945	$953,658
4.90%, 10/06/29	1,595	1,631,018
5.00%, 04/09/27(a)	2,005	2,025,382
5.00%, 07/15/27(a)	725	734,304
5.05%, 04/04/28	2,250	2,293,915
5.35%, 07/15/27	1,815	1,846,389
5.35%, 01/07/30(a)	2,285	2,371,812
5.40%, 05/08/27	1,867	1,896,304
5.45%, 07/15/30(a)	1,532	1,601,135
5.45%, 09/06/34	1,935	1,985,892
5.45%, 01/08/36(a)	180	183,126
5.55%, 07/15/29	2,365	2,462,840
5.60%, 06/18/31	1,215	1,276,634
5.63%, 04/04/32	1,565	1,645,230
5.65%, 01/17/29(a)	863	895,017
5.75%, 02/08/31	2,187	2,310,108
5.80%, 06/23/28	2,025	2,098,907
5.80%, 01/07/29	2,190	2,287,139
5.85%, 04/06/30	2,050	2,166,471
5.90%, 01/07/35(a)	1,910	2,007,575
5.95%, 04/04/34	2,122	2,251,217
6.00%, 01/09/28	2,155	2,226,229
6.10%, 01/07/34	2,579	2,765,220
6.15%, 07/15/35(a)	1,335	1,425,956
6.40%, 01/09/33	2,378	2,588,157
Honda Motor Co. Ltd.
2.53%, 03/10/27	1,235	1,219,054
2.97%, 03/10/32	1,715	1,587,677
4.44%, 07/08/28(a)	1,305	1,320,065
4.69%, 07/08/30	2,230	2,273,132
5.34%, 07/08/35	1,695	1,754,961
Hyundai Capital America
1.80%, 01/10/28(b)	1,585	1,523,204
2.00%, 06/15/28(a)(b)	2,346	2,239,428
2.10%, 09/15/28(a)(b)	775	738,332
2.38%, 10/15/27(a)(b)	1,410	1,374,737
4.25%, 09/18/28(b)	2,930	2,944,030
4.25%, 01/08/29(b)	730	734,117
4.30%, 09/24/27(a)(b)	1,725	1,732,746
4.50%, 09/18/30(b)	960	969,224
4.55%, 09/26/29(b)	1,540	1,561,935
4.55%, 01/08/31(b)	800	807,371
4.75%, 09/26/31(b)	1,020	1,039,226
4.80%, 01/10/33(b)	800	807,489
4.85%, 03/25/27(b)	750	757,111
4.88%, 06/23/27(b)	385	389,607
4.88%, 11/01/27(b)	1,635	1,658,121
4.90%, 06/23/28(b)	1,175	1,196,327
5.00%, 01/07/28(a)(b)	1,925	1,958,000
5.10%, 06/24/30(b)	885	914,043
5.15%, 03/27/30(b)	1,165	1,204,616
5.28%, 06/24/27(a)(b)	1,635	1,662,482
5.30%, 03/19/27(b)	1,225	1,241,831
5.30%, 01/08/29(a)(b)	1,135	1,171,235
5.30%, 06/24/29(b)	1,480	1,532,059
5.30%, 01/08/30(a)(b)	1,120	1,164,985
5.35%, 03/19/29(b)	890	921,265
5.40%, 01/08/31(a)(b)	1,030	1,076,931
5.40%, 06/24/31(b)	1,700	1,781,821
5.40%, 03/29/32(a)(b)	765	802,902
5.40%, 06/23/32(a)(b)	895	939,644

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.60%, 03/30/28(a)(b)	$1,430	$1,471,699
5.68%, 06/26/28(b)	1,535	1,586,106
5.70%, 06/26/30(a)(b)	1,560	1,644,624
5.80%, 04/01/30(a)(b)	1,564	1,651,472
6.10%, 09/21/28(b)	1,575	1,648,793
6.20%, 09/21/30(b)	810	870,459
6.38%, 04/08/30(a)(b)	1,475	1,586,027
6.50%, 01/16/29(b)	1,230	1,306,412
Hyundai Capital Services, Inc.
3.63%, 08/29/27(b)	305	303,382
5.13%, 02/05/29(b)	300	308,414
5.25%, 01/22/28(a)(b)	1,395	1,425,614
Kia Corp., 3.50%, 10/25/27(b)	685	680,058
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	610	559,407
2.63%, 03/10/30(b)	1,230	1,163,402
3.10%, 08/15/29(b)	1,463	1,420,012
3.75%, 02/22/28(a)(b)	2,016	2,012,104
4.30%, 02/22/29(b)	1,320	1,333,246
4.65%, 04/01/27(b)	600	605,421
4.75%, 08/01/27(a)(b)	1,280	1,295,876
4.75%, 03/31/28(b)	1,130	1,149,103
4.80%, 03/30/28(b)	1,705	1,733,327
4.80%, 08/01/29(b)	1,675	1,715,608
4.85%, 01/11/29(a)(b)	2,565	2,627,355
4.90%, 11/15/27(b)	1,165	1,185,416
5.00%, 04/01/30(a)(b)	1,065	1,097,711
5.00%, 01/11/34(a)(b)	1,265	1,289,636
5.05%, 08/03/33(a)(b)	1,495	1,532,797
5.10%, 08/03/28(b)	1,680	1,724,298
5.10%, 11/15/29(a)(b)	855	883,169
5.13%, 08/01/34(b)	1,210	1,237,667
5.25%, 11/29/27(b)	1,020	1,044,265
5.45%, 04/01/35(b)	300	314,440
8.50%, 01/18/31	3,142	3,733,573
PACCAR Financial Corp.
3.90%, 02/05/29	90	90,652
4.00%, 08/08/28(a)	455	458,388
4.00%, 09/26/29	1,160	1,168,671
4.25%, 06/23/27(a)	600	604,956
4.45%, 08/06/27(a)	1,095	1,108,557
4.55%, 03/03/28	1,030	1,049,277
4.55%, 05/08/30(a)	555	568,463
4.60%, 01/10/28(a)	820	834,398
4.60%, 01/31/29	1,070	1,097,639
4.95%, 08/10/28	490	503,918
5.00%, 05/13/27	825	838,334
5.00%, 03/22/34(a)	535	556,137
Series R, 4.00%, 11/07/28	1,055	1,062,703
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	970	847,810
5.35%, 03/17/28(b)	1,100	1,119,685
5.63%, 01/12/28(a)(b)	1,185	1,207,972
5.75%, 03/18/30(b)	1,025	1,050,080
6.38%, 09/12/32(a)(b)	1,541	1,608,212
6.45%, 03/18/35(a)(b)	1,875	1,938,057
Toyota Motor Corp.
2.36%, 03/25/31	751	694,521
2.76%, 07/02/29	775	748,810
3.67%, 07/20/28	1,040	1,041,404
4.19%, 06/30/27	775	780,262
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 06/30/30	$520	$529,350
5.05%, 06/30/35(a)	750	780,684
5.12%, 07/13/28	955	983,963
5.12%, 07/13/33	915	959,188
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	1,137	1,098,033
1.65%, 01/10/31	1,065	953,463
1.90%, 04/06/28	1,366	1,319,010
1.90%, 09/12/31	1,238	1,103,666
2.15%, 02/13/30	1,977	1,851,229
2.40%, 01/13/32(a)	675	614,012
3.05%, 03/22/27	2,105	2,092,039
3.05%, 01/11/28	706	698,294
3.38%, 04/01/30	2,022	1,978,064
3.65%, 01/08/29(a)	1,325	1,323,365
4.05%, 09/05/28(a)	1,840	1,855,073
4.35%, 10/08/27	1,755	1,773,512
4.45%, 06/29/29	1,170	1,192,460
4.50%, 05/14/27	1,440	1,453,936
4.55%, 09/20/27	1,458	1,476,357
4.55%, 08/09/29	1,760	1,799,427
4.55%, 05/17/30	1,300	1,331,747
4.60%, 10/10/31(a)	1,713	1,752,621
4.63%, 01/12/28	1,715	1,743,986
4.65%, 01/05/29	1,525	1,561,322
4.65%, 09/03/32	1,560	1,592,654
4.70%, 01/12/33	765	783,340
4.80%, 05/15/30	1,440	1,485,856
4.80%, 01/05/34	1,470	1,506,649
4.95%, 01/09/30(a)	1,370	1,420,315
5.05%, 05/16/29	1,300	1,346,935
5.10%, 03/21/31	1,550	1,621,911
5.25%, 09/11/28	1,420	1,471,163
5.35%, 01/09/35(a)	1,665	1,762,324
5.45%, 11/10/27	1,225	1,260,992
5.55%, 11/20/30(a)	2,765	2,944,515
Series B, 3.75%, 01/12/28	1,050	1,051,465
Series B, 4.20%, 01/10/31(a)	1,385	1,395,340
Series B, 4.80%, 01/11/36	1,160	1,170,371
Series B, 5.00%, 03/19/27	1,505	1,525,545
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	936	897,631
3.75%, 05/13/30(a)(b)	1,240	1,208,840
4.35%, 06/08/27(a)(b)	2,050	2,055,667
4.45%, 09/11/27(b)	260	261,383
4.55%, 09/11/28(b)	400	403,449
4.60%, 06/08/29(b)	1,255	1,263,523
4.75%, 11/13/28(b)	2,444	2,475,244
4.85%, 08/15/27(b)	780	788,135
4.85%, 09/11/30(b)	890	904,709
4.95%, 03/25/27(b)	600	605,630
4.95%, 08/15/29(a)(b)	2,095	2,134,492
5.05%, 03/27/28(b)	2,235	2,271,335
5.25%, 03/22/29(a)(b)	1,745	1,792,144
5.30%, 03/22/27(b)	975	988,496
5.35%, 03/27/30(b)	600	621,952
5.60%, 03/22/34(a)(b)	845	879,135
5.65%, 09/12/28(a)(b)	1,930	1,995,060
5.65%, 03/25/32(b)	1,000	1,046,259
5.80%, 03/27/35(b)	925	970,216
5.90%, 09/12/33(a)(b)	865	917,039
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.20%, 11/16/28(b)	$1,540	$1,614,364
6.45%, 11/16/30(b)	1,705	1,842,035
		458,729,400
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	3,011	1,966,437
3.25%, 03/01/32(a)	1,230	1,163,617
4.15%, 05/01/52	2,155	1,670,578
4.40%, 10/01/46(a)	611	507,003
4.65%, 09/13/29(a)	990	1,013,543
5.15%, 09/13/34(a)	1,140	1,170,158
5.40%, 03/15/49(a)	673	632,462
5.75%, 09/13/54(a)	1,120	1,092,742
BorgWarner, Inc.
2.65%, 07/01/27	1,694	1,663,377
4.38%, 03/15/45(a)	1,084	929,026
4.95%, 08/15/29	565	580,683
5.40%, 08/15/34(a)	735	763,742
Denso Corp.
4.28%, 09/17/30(b)	890	898,476
4.42%, 09/11/29(b)	805	816,577
Lear Corp.
2.60%, 01/15/32	830	752,704
3.50%, 05/30/30	710	688,693
3.55%, 01/15/52	710	493,513
3.80%, 09/15/27	407	405,956
4.25%, 05/15/29	429	429,341
5.25%, 05/15/49(a)	1,104	1,019,018
LG Energy Solution Ltd.
5.25%, 04/02/28(a)(b)	915	933,057
5.38%, 07/02/27(b)	585	594,087
5.38%, 07/02/29(b)	615	636,194
5.38%, 04/02/30(b)	830	862,981
5.50%, 07/02/34(b)	875	916,231
5.75%, 09/25/28(b)	560	579,750
5.88%, 04/02/35(b)	1,405	1,479,094
Magna International, Inc.
2.45%, 06/15/30(a)	1,517	1,420,499
5.05%, 03/14/29(a)	1,005	1,033,471
5.50%, 03/21/33(a)	745	783,977
5.88%, 06/01/35(a)	580	621,165
Motherson Global Investments BV, 5.63%, 07/11/29(b)	150	154,323
Toyota Industries Corp., 3.57%, 03/16/28(b)	285	282,171
		28,954,646
Banks — 21.0%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)(d)	2,930	2,802,804
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(d)	1,737	1,593,705
4.20%, 07/07/28(a)(b)	850	856,011
4.20%, 02/26/31(b)	600	600,573
4.83%, 02/26/36(b)	600	598,782
4.99%, 12/03/28, (1-year CMT + 0.78%)(b)(d)	1,825	1,855,777
5.52%, 12/03/35, (1-year CMT + 1.25%)(a)(b)(d)	1,330	1,381,435
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)(d)	1,020	1,059,575
Security	Par (000)	Value
Banks (continued)
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(b)(d)	$1,465	$1,561,130
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)(d)	1,290	1,365,401
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(b)(d)	1,035	1,054,177
5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(d)	890	929,415
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	375	356,169
3.45%, 07/17/27(a)(b)	832	828,686
3.45%, 01/21/28(a)(b)	897	891,575
5.36%, 08/14/28(b)	1,450	1,504,988
ANZ New Zealand Int'l Ltd/London, 4.00%, 01/22/29(b)	440	442,553
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	1,200	1,090,256
4.16%, 10/29/30(a)(b)	800	806,743
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)(d)	1,230	1,245,972
5.40%, 11/29/27(a)(b)	1,310	1,345,295
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)(d)	3,618	3,308,145
5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)(d)	1,790	1,823,951
5.73%, 09/18/34, (5-year CMT + 1.62%)(b)(d)	1,845	1,921,093
5.82%, 06/18/36, (1-year CMT + 1.35%)(b)(d)	2,210	2,321,424
6.74%, 12/08/32(b)	2,065	2,309,724
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,520	1,527,204
4.62%, 12/16/29(a)	1,435	1,475,967
4.90%, 07/16/27	1,155	1,174,861
Series A, 3.92%, 12/08/28	625	628,120
Series A, 4.36%, 06/18/28	1,245	1,263,335
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	1,400	1,400,307
5.13%, 03/03/36	1,400	1,391,832
5.38%, 03/13/29(a)	1,610	1,675,170
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(d)	1,575	1,684,489
6.14%, 09/14/28, (1-year CMT + 2.70%)(d)	825	851,841
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)(d)	1,330	1,553,641
Banco de Chile, 2.99%, 12/09/31(b)	355	328,406
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(b)(d)	1,270	1,292,225
5.85%, 01/11/29(a)(b)	845	880,661
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)(b)	690	642,366
3.50%, 10/12/27(b)	957	948,342
Banco General SA, 4.13%, 08/07/27(b)	515	512,878
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	682	681,865
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,541	1,389,913
Banco Santander Chile, 3.18%, 10/26/31(b)	200	187,206
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	445	464,803
Banco Santander SA
2.75%, 12/03/30	4,135	3,799,862
2.96%, 03/25/31(a)	1,535	1,436,357

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.23%, 11/22/32, (1-year CMT + 1.60%)(d)	$1,425	$1,314,431
3.31%, 06/27/29	1,800	1,758,459
3.49%, 05/28/30	2,062	2,003,867
3.80%, 02/23/28	1,707	1,700,227
4.18%, 03/24/28, (1-year CMT + 2.00%)(d)	2,990	2,991,063
4.25%, 04/11/27	1,825	1,829,783
4.38%, 04/12/28	2,085	2,099,423
4.55%, 11/06/30	1,000	1,007,986
5.13%, 11/06/35	1,240	1,247,798
5.29%, 08/18/27	2,310	2,350,671
5.37%, 07/15/28, (1-year CMT + 0.95%)(d)	2,895	2,946,361
5.44%, 07/15/31(a)	2,320	2,453,928
5.54%, 03/14/30, (1-year CMT + 1.45%)(d)	1,965	2,041,594
5.55%, 03/14/28, (1-year CMT + 1.25%)(d)	1,255	1,273,724
5.57%, 01/17/30	1,865	1,955,113
5.59%, 08/08/28	2,165	2,244,082
6.03%, 01/17/35	1,660	1,788,806
6.35%, 03/14/34(a)	2,058	2,222,196
6.61%, 11/07/28	2,165	2,307,461
6.92%, 08/08/33	4,330	4,815,564
6.94%, 11/07/33	2,440	2,819,658
Bangkok Bank PCL, 5.30%, 09/21/28(b)	1,055	1,084,796
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)(b)(d)	1,245	1,146,037
4.30%, 06/15/27(b)	765	766,869
4.45%, 09/19/28(b)	465	469,311
4.51%, 11/26/30(b)	755	762,892
5.08%, 11/26/35(a)(b)	610	618,613
5.50%, 09/21/33(b)	1,255	1,316,042
5.65%, 07/05/34(b)	1,495	1,579,140
6.06%, 03/25/40, (5-year CMT + 1.78%)(b)(d)	2,055	2,141,273
9.03%, 03/15/29(b)	285	320,415
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(d)	5,872	5,332,182
1.92%, 10/24/31, (1-day SOFR + 1.37%)(d)	5,078	4,581,969
2.09%, 06/14/29, (1-day SOFR + 1.06%)(d)	6,605	6,329,989
2.30%, 07/21/32, (1-day SOFR + 1.22%)(d)	6,847	6,177,307
2.48%, 09/21/36, (5-year CMT + 1.20%)(d)	4,344	3,843,818
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(d)	7,557	7,097,766
2.57%, 10/20/32, (1-day SOFR + 1.21%)(d)	5,558	5,063,497
2.59%, 04/29/31, (1-day SOFR + 2.15%)(d)	6,682	6,282,764
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	8,826	6,560,077
2.69%, 04/22/32, (1-day SOFR + 1.32%)(d)	9,367	8,673,107
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	1,612	1,038,844
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(d)	3,578	3,432,774
2.97%, 02/04/33, (1-day SOFR + 1.33%)(d)	6,815	6,299,776
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	3,490	2,307,078
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(d)	4,987	4,850,308
3.25%, 10/21/27	5,223	5,183,243
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	6,748	5,381,449
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(d)	13,252	13,114,947
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(d)	4,934	4,905,135
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(d)	4,000	3,987,223
3.85%, 03/08/37, (5-year CMT + 2.00%)(d)	4,167	3,943,593
Security	Par (000)	Value
Banks (continued)
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)(d)	$2,463	$1,988,517
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(d)	5,766	5,761,855
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(d)	5,206	5,201,371
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	3,435	3,086,881
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	8,936	7,247,955
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	4,477	4,197,144
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(d)	6,126	6,160,647
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	4,423	3,754,138
4.35%, 02/10/31	90	90,803
4.38%, 04/27/28, (1-day SOFR + 1.58%)(d)	3,982	4,000,218
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	4,062	3,565,430
4.46%, 02/06/32, (1-day SOFR + 0.87%)(d)	5,195	5,233,883
4.57%, 04/27/33, (1-day SOFR + 1.83%)(d)	7,105	7,133,908
4.62%, 05/09/29, (1-day SOFR + 1.11%)(d)	4,170	4,229,185
4.88%, 04/01/44	947	912,200
4.95%, 07/22/28, (1-day SOFR + 2.04%)(d)	8,705	8,814,280
4.98%, 01/24/29, (1-day SOFR + 0.83%)(d)	5,730	5,832,373
5.00%, 01/21/44	3,818	3,716,834
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(d)	8,650	8,904,169
5.05%, 02/06/37, (1-day SOFR + 1.13%)(d)	5,050	5,122,838
5.16%, 01/24/31, (1-day SOFR + 1.00%)(d)	4,740	4,919,840
5.20%, 04/25/29, (1-day SOFR + 1.63%)(d)	6,185	6,336,818
5.29%, 04/25/34, (1-day SOFR + 1.91%)(d)	8,748	9,079,062
5.43%, 08/15/35, (1-day SOFR + 1.91%)(d)	4,230	4,333,273
5.46%, 05/09/36, (1-day SOFR + 1.64%)(d)	3,775	3,954,237
5.47%, 01/23/35, (1-day SOFR + 1.65%)(d)	11,265	11,805,678
5.51%, 01/24/36, (1-day SOFR + 1.31%)(d)	5,930	6,224,080
5.52%, 10/25/35, (1-day SOFR + 1.74%)(d)	7,215	7,404,170
5.74%, 02/12/36, (1-day SOFR + 1.70%)(d)	4,090	4,274,517
5.82%, 09/15/29, (1-day SOFR + 1.57%)(d)	6,255	6,523,429
5.87%, 09/15/34, (1-day SOFR + 1.84%)(d)	7,405	7,950,375
5.88%, 02/07/42	2,663	2,856,057
6.11%, 01/29/37	3,704	3,999,616
6.20%, 11/10/28, (1-day SOFR + 1.99%)(d)	6,670	6,907,255
7.75%, 05/14/38(a)	4,013	4,922,196
Series L, 4.18%, 11/25/27(a)	3,602	3,605,014
Series L, 4.75%, 04/21/45(a)	1,239	1,138,235
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(d)	4,009	3,717,009
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	2,213	1,618,053
Bank of America N.A., 6.00%, 10/15/36	2,318	2,520,644
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(b)(d)	1,010	1,050,884
Bank of Montreal
2.65%, 03/08/27	2,085	2,062,952
3.09%, 01/10/37, (5-year CMT + 1.40%)(d)	2,352	2,146,723
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(d)	2,753	2,732,367
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)(d)	6,035	6,050,267
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(d)	$1,855	$1,866,970
4.64%, 09/10/30, (1-day SOFR + 1.25%)(d)	1,810	1,843,181
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(d)	2,565	2,615,145
5.20%, 02/01/28(a)	2,185	2,239,851
5.37%, 06/04/27	450	458,383
5.51%, 06/04/31	2,010	2,130,247
5.72%, 09/25/28	1,845	1,924,655
7.30%, 11/26/84, (5-year CMT + 3.01%)(a)(d)	1,115	1,187,195
7.70%, 05/26/84, (5-year CMT + 3.45%)(d)	1,865	1,975,464
Series H, 4.70%, 09/14/27(a)	1,680	1,701,696
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(d)	1,170	1,177,564
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28(a)	885	846,435
1.65%, 01/28/31(a)	1,207	1,083,964
1.80%, 07/28/31	1,145	1,019,534
2.50%, 01/26/32(a)	1,075	985,280
3.00%, 10/30/28	1,006	982,316
3.25%, 05/16/27(a)	1,468	1,462,033
3.30%, 08/23/29	1,809	1,767,857
3.40%, 01/29/28	1,220	1,213,816
3.85%, 04/28/28	1,591	1,598,567
3.85%, 04/26/29	815	817,253
3.99%, 06/13/28, (1-day SOFR + 1.15%)(d)	1,000	1,001,954
4.03%, 01/22/30, (1-day SOFR + 0.63%)(d)	1,670	1,672,771
4.29%, 06/13/33, (1-day SOFR + 1.42%)(d)	2,122	2,105,843
4.44%, 06/09/28, (1-day SOFR + 0.68%)(d)	1,320	1,329,741
4.54%, 02/01/29, (1-day SOFR + 1.17%)(d)	1,220	1,234,290
4.60%, 07/26/30, (1-day SOFR + 1.76%)(d)	840	856,710
4.71%, 02/01/34, (1-day SOFR + 1.51%)(d)	1,285	1,300,995
4.73%, 04/20/29, (1-day SOFR + 1.14%)(d)	1,715	1,744,258
4.89%, 07/21/28, (1-day SOFR + 0.84%)(d)	1,490	1,512,419
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)(d)	1,605	1,655,975
4.97%, 04/26/34, (1-day SOFR + 1.61%)(d)	1,575	1,615,881
4.98%, 03/14/30, (1-day SOFR + 1.09%)(d)	1,775	1,826,959
5.06%, 07/22/32, (1-day SOFR + 1.23%)(d)	1,335	1,389,072
5.19%, 03/14/35, (1-day SOFR + 1.42%)(d)	1,854	1,928,697
5.23%, 11/20/35, (1-day SOFR + 1.25%)(d)	1,560	1,624,355
5.32%, 06/06/36, (1-day SOFR + 1.35%)(d)	1,635	1,706,915
5.61%, 07/21/39, (1-day SOFR + 1.77%)(d)	805	846,561
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(d)	2,265	2,334,994
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(d)	2,269	2,457,181
6.32%, 10/25/29, (1-day SOFR + 1.60%)(d)	485	513,297
6.47%, 10/25/34, (1-day SOFR + 1.85%)(d)	1,225	1,373,270
Series J, 1.90%, 01/25/29(a)	1,257	1,194,914
Bank of New Zealand
2.87%, 01/27/32(b)	465	432,794
4.85%, 02/07/28(b)	1,280	1,305,160
5.08%, 01/30/29(b)	1,305	1,348,699
5.70%, 01/28/35, (5-year CMT + 1.30%)(b)(d)	340	354,580
Bank of Nova Scotia(The)
2.15%, 08/01/31	1,590	1,437,694
2.45%, 02/02/32	1,715	1,553,587
2.95%, 03/11/27	1,040	1,032,195
4.04%, 09/15/28, (1-day SOFR + 0.76%)(d)	5,680	5,688,181
4.25%, 02/02/30, (1-day SOFR + 0.73%)(d)	1,500	1,507,402
4.34%, 09/15/31, (1-day SOFR + 1.09%)(d)	1,000	1,003,561
Security	Par (000)	Value
Banks (continued)
4.40%, 09/08/28, (1-day SOFR + 1.00%)(d)	$2,345	$2,360,261
4.59%, 05/04/37, (5-year CMT + 2.05%)(d)	2,149	2,114,615
4.74%, 11/10/32, (1-day SOFR + 1.44%)(d)	1,525	1,552,364
4.81%, 02/02/34, (1-day SOFR + 1.05%)(d)	1,750	1,770,172
4.85%, 02/01/30	2,265	2,331,571
4.93%, 02/14/29, (1-day SOFR + 0.89%)(d)	2,040	2,077,083
5.13%, 02/14/31, (1-day SOFR + 1.07%)(d)	2,370	2,453,959
5.25%, 06/12/28	1,445	1,489,010
5.40%, 06/04/27	1,460	1,489,151
5.45%, 08/01/29	1,260	1,319,187
5.65%, 02/01/34	1,605	1,718,061
6.88%, 10/27/85, (5-year CMT + 2.73%)(d)	1,620	1,672,642
7.35%, 04/27/85, (5-year CMT + 2.90%)(a)(d)	1,895	1,987,482
8.00%, 01/27/84, (5-year CMT + 4.02%)(d)	1,310	1,401,763
8.63%, 10/27/82, (5-year CMT + 4.39%)(d)	715	755,769
BankUnited, Inc., 5.13%, 06/11/30	555	559,722
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(a)(b)	895	900,086
4.59%, 10/16/28(b)	1,395	1,411,982
4.75%, 07/13/27(b)	1,205	1,217,737
5.11%, 01/15/36(b)	420	424,466
5.19%, 02/16/28(b)	1,165	1,191,379
5.54%, 01/22/30(b)	1,090	1,141,066
5.79%, 07/13/28(b)	1,560	1,620,248
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(d)	1,867	1,742,484
2.67%, 03/10/32, (1-year CMT + 1.20%)(d)	2,142	1,970,130
2.89%, 11/24/32, (1-year CMT + 1.30%)(d)	1,570	1,439,003
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	2,345	1,822,539
3.56%, 09/23/35, (5-year CMT + 2.90%)(d)	1,908	1,817,327
3.81%, 03/10/42, (1-year CMT + 1.70%)(d)	3,010	2,442,636
4.22%, 05/24/30, (1-day SOFR + 0.93%)(d)	1,800	1,800,394
4.34%, 01/10/28	2,645	2,652,273
4.48%, 11/11/29, (1-day SOFR + 1.08%)(d)	3,265	3,290,269
4.52%, 02/24/32, (1-day SOFR + 1.14%)(d)	1,800	1,803,984
4.84%, 05/09/28	3,384	3,409,547
4.84%, 09/10/28, (1-day SOFR + 1.34%)(d)	2,910	2,940,889
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)(d)	2,815	2,880,349
4.95%, 01/10/47	2,375	2,220,949
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(d)	2,893	2,944,518
5.09%, 02/25/29, (1-day SOFR + 0.96%)(d)	1,600	1,630,045
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(d)	2,615	2,667,096
5.21%, 02/24/37, (1-day SOFR + 1.51%)(d)	1,350	1,348,726
5.25%, 08/17/45(a)	2,280	2,227,998
5.34%, 09/10/35, (1-day SOFR + 1.91%)(d)	4,045	4,139,060
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(d)	2,276	2,362,553
5.50%, 08/09/28, (1-year CMT + 2.65%)(d)	3,160	3,221,795
5.67%, 03/12/28, (1-day SOFR + 1.49%)(d)	2,010	2,041,789
5.69%, 03/12/30, (1-day SOFR + 1.74%)(d)	4,140	4,315,956
5.75%, 08/09/33, (1-year CMT + 3.00%)(d)	1,980	2,095,378
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(d)	3,820	4,002,051
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	2,650	2,736,424
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	1,460	1,572,158
6.22%, 05/09/34, (1-day SOFR + 2.98%)(d)	3,825	4,138,470
6.49%, 09/13/29, (1-day SOFR + 2.22%)(d)	2,010	2,122,806
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)(d)	2,090	2,326,388
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)(d)	2,575	2,891,685
7.39%, 11/02/28, (1-year CMT + 3.30%)(d)	3,455	3,638,460
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)(d)	3,527	4,048,157

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
BBVA Bancomer SA, 5.25%, 09/10/29(b)	$940	$965,474
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	1,070	1,067,668
4.95%, 02/15/36(a)	555	549,876
5.00%, 12/06/34(a)	1,110	1,113,822
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(d)	3,317	3,206,373
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(d)	2,945	2,801,389
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(d)	2,794	2,560,482
2.82%, 01/26/41(a)(b)	1,845	1,354,736
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(b)(d)	4,162	3,851,801
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(d)	3,775	3,604,784
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(d)	3,135	2,896,784
3.50%, 11/16/27(b)	2,415	2,397,653
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)(d)	1,720	1,712,550
4.40%, 08/14/28(b)	4,032	4,058,413
4.63%, 03/13/27(b)	2,468	2,481,510
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(d)	1,605	1,625,366
4.92%, 01/15/34, (1-day SOFR + 1.29%)(a)(b)(d)	2,005	2,014,625
5.09%, 05/09/31, (1-day SOFR + 1.68%)(b)(d)	2,220	2,282,491
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(d)	3,865	3,945,128
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(d)	2,810	2,890,190
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(b)(d)	1,545	1,587,795
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(d)	2,655	2,750,460
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(d)	3,610	3,709,223
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(d)	3,025	3,140,908
5.74%, 02/20/35, (1-day SOFR + 1.88%)(b)(d)	2,960	3,135,358
5.79%, 01/13/33, (1-day SOFR + 1.62%)(b)(d)	4,080	4,321,321
5.89%, 12/05/34, (1-day SOFR + 1.87%)(b)(d)	3,830	4,108,980
5.91%, 11/19/35, (1-day SOFR + 1.92%)(b)(d)	3,110	3,248,754
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(a)(b)(d)	2,628	2,366,656
2.70%, 10/01/29(a)(b)	1,631	1,552,886
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(d)	1,782	1,618,280
3.25%, 01/11/28(b)	1,450	1,432,776
3.50%, 10/23/27(a)(b)	2,230	2,213,887
3.58%, 10/19/42, (1-day SOFR + 1.95%)(a)(b)(d)	1,335	1,018,827
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(d)	1,540	1,424,451
4.63%, 09/12/28(b)	1,370	1,385,791
4.75%, 07/19/27(a)(b)	1,297	1,312,161
4.76%, 01/13/32, (1-day SOFR + 1.27%)(a)(b)(d)	1,395	1,407,005
5.13%, 01/18/28(a)(b)	1,135	1,159,150
5.28%, 05/30/29(b)	1,465	1,515,455
5.39%, 05/28/31, (1-day SOFR + 1.58%)(b)(d)	2,020	2,089,734
5.42%, 01/13/37, (1-day SOFR + 1.57%)(a)(b)(d)	1,345	1,354,259
5.72%, 01/18/30, (1-day SOFR + 1.96%)(b)(d)	1,960	2,036,260
5.75%, 07/19/33, (1-day SOFR + 2.87%)(a)(b)(d)	1,998	2,098,228
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(d)	2,310	2,428,686
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(d)	2,795	2,949,608
6.03%, 05/28/36, (1-day SOFR + 1.96%)(b)(d)	1,725	1,819,362
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(d)	2,165	2,332,037
Security	Par (000)	Value
Banks (continued)
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(b)(d)	$1,125	$1,127,220
6.51%, 01/18/35, (1-day SOFR + 2.79%)(a)(b)(d)	1,840	1,960,528
6.71%, 10/19/29, (1-day SOFR + 2.27%)(b)(d)	2,410	2,559,347
6.92%, 01/14/46, (1-day SOFR + 2.61%)(b)(d)	1,660	1,788,831
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(d)	2,445	2,747,806
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(d)	825	817,215
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(b)(d)	1,630	1,649,633
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(d)	1,380	1,408,376
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)(d)	1,485	1,540,742
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(d)	2,225	2,320,266
6.04%, 06/15/35, (1-day SOFR + 2.26%)(b)(d)	1,875	2,012,081
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)(d)	2,310	2,397,926
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(d)	1,305	1,464,981
Canadian Imperial Bank of Commerce
3.45%, 04/07/27(a)	1,630	1,625,170
3.60%, 04/07/32	2,195	2,115,350
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(d)	3,060	3,073,780
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)(d)	1,675	1,686,254
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(d)	1,440	1,461,308
4.63%, 09/11/30, (1-day SOFR + 1.34%)(d)	1,240	1,262,259
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(d)	2,440	2,484,061
5.00%, 04/28/28	1,740	1,779,931
5.24%, 06/28/27	2,065	2,102,877
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(d)	1,750	1,818,485
5.26%, 04/08/29	1,800	1,868,160
5.99%, 10/03/28	710	745,088
6.09%, 10/03/33	1,730	1,898,700
6.95%, 01/28/85, (5-year CMT + 2.83%)(d)	930	961,693
7.00%, 10/28/85, (5-year CMT + 3.00%)(d)	900	933,096
Capital One NA
2.70%, 02/06/30	875	831,507
4.65%, 09/13/28(a)	1,535	1,559,260
CIMB Bank Bhd, 2.13%, 07/20/27(b)	790	771,698
Citibank N.A.
4.58%, 05/29/27	4,085	4,120,911
4.84%, 08/06/29	2,900	2,978,808
4.91%, 05/29/30	4,115	4,250,796
5.57%, 04/30/34	3,690	3,923,708
5.80%, 09/29/28	4,550	4,765,309
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(d)	3,688	3,336,225
2.56%, 05/01/32, (1-day SOFR + 1.17%)(d)	6,050	5,537,796
2.57%, 06/03/31, (1-day SOFR + 2.11%)(d)	7,225	6,753,351
2.67%, 01/29/31, (1-day SOFR + 1.15%)(d)	4,764	4,494,792
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(d)	2,450	1,826,573
2.98%, 11/05/30, (1-day SOFR + 1.42%)(d)	4,407	4,223,303
3.06%, 01/25/33, (1-day SOFR + 1.35%)(d)	6,046	5,590,760
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(d)	5,773	5,729,005
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(d)	4,952	4,928,542
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.79%, 03/17/33, (1-day SOFR + 1.94%)(d)	$4,922	$4,736,308
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	1,021	912,249
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(d)	5,625	5,605,888
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(d)	3,503	3,508,195
4.13%, 07/25/28	4,645	4,650,970
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	2,152	1,844,554
4.41%, 03/31/31, (1-day SOFR + 3.91%)(d)	6,994	7,030,456
4.45%, 09/29/27	6,645	6,685,121
4.50%, 09/11/31, (1-day SOFR + 1.17%)(d)	4,365	4,398,321
4.54%, 09/19/30, (1-day SOFR + 1.34%)(d)	6,210	6,283,278
4.64%, 05/07/28, (1-day SOFR + 1.14%)(d)	4,310	4,339,990
4.65%, 07/30/45	2,074	1,893,662
4.65%, 07/23/48	4,703	4,198,516
4.66%, 05/24/28, (1-day SOFR + 1.89%)(d)	2,845	2,865,859
4.75%, 05/18/46	3,891	3,466,771
4.79%, 03/04/29, (1-day SOFR + 0.87%)(d)	4,105	4,166,703
4.91%, 05/24/33, (1-day SOFR + 2.09%)(d)	3,942	4,023,166
4.95%, 05/07/31, (1-day SOFR + 1.46%)(d)	3,970	4,071,551
5.17%, 02/13/30, (1-day SOFR + 1.36%)(d)	6,100	6,285,329
5.17%, 09/11/36, (1-day SOFR + 1.49%)(d)	2,815	2,864,141
5.30%, 05/06/44	1,598	1,551,409
5.32%, 03/26/41, (1-day SOFR + 4.55%)(d)	2,361	2,369,316
5.33%, 03/27/36, (1-day SOFR + 1.47%)(d)	5,910	6,092,132
5.41%, 09/19/39, (5-year CMT + 1.73%)(d)	2,315	2,331,601
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(d)	6,195	6,461,092
5.59%, 11/19/34, (5-year CMT + 1.28%)(d)	2,035	2,099,613
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	3,595	3,611,830
5.83%, 02/13/35, (1-day SOFR + 2.06%)(d)	5,415	5,634,108
5.88%, 02/22/33	1,658	1,784,179
5.88%, 01/30/42	1,874	1,983,258
6.00%, 10/31/33	1,167	1,257,290
6.02%, 01/24/36, (1-day SOFR + 1.83%)(d)	6,685	7,015,558
6.13%, 08/25/36	1,192	1,277,480
6.17%, 05/25/34, (1-day SOFR + 2.66%)(d)	6,300	6,725,459
6.27%, 11/17/33, (1-day SOFR + 2.34%)(d)	5,009	5,496,586
6.63%, 01/15/28	1,103	1,158,154
6.63%, 06/15/32(a)	2,257	2,514,281
6.68%, 09/13/43	2,162	2,442,880
6.88%, 03/05/38(a)	530	616,463
6.88%, 02/15/98(a)	651	773,988
8.13%, 07/15/39	3,565	4,581,981
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)(d)	1,450	1,462,049
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(d)	510	510,677
Citizens Financial Group, Inc.
2.50%, 02/06/30	400	375,437
2.64%, 09/30/32	1,143	1,005,105
3.25%, 04/30/30	1,960	1,885,093
5.25%, 03/05/31, (1-day SOFR + 1.26%)(d)	1,195	1,232,717
5.30%, 01/29/36, (5-year CMT + 1.45%)(d)	330	334,540
5.64%, 05/21/37, (5-year CMT + 2.75%)(d)	710	729,620
5.72%, 07/23/32, (1-day SOFR + 1.91%)(d)	2,590	2,728,409
5.84%, 01/23/30, (1-day SOFR + 2.01%)(d)	2,310	2,415,425
6.65%, 04/25/35, (1-day SOFR + 2.33%)(d)	1,305	1,444,397
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	1,204	1,081,242
Security	Par (000)	Value
Banks (continued)
2.55%, 03/14/27(a)(b)	$1,591	$1,573,990
2.69%, 03/11/31(a)(b)	2,815	2,603,162
3.15%, 09/19/27(a)(b)	1,057	1,050,022
3.31%, 03/11/41(a)(b)	1,682	1,342,082
3.61%, 09/12/34, (5-year CMT + 2.05%)(b)(d)	2,276	2,218,114
3.74%, 09/12/39(b)	2,966	2,543,997
3.78%, 03/14/32(a)(b)	1,455	1,405,064
3.90%, 03/16/28(b)	1,747	1,753,838
3.90%, 07/12/47(b)	2,773	2,307,705
4.15%, 10/01/30(a)	960	971,096
4.32%, 01/10/48(a)(b)	1,826	1,544,267
4.61%, 03/14/30(b)	1,150	1,181,876
5.84%, 03/13/34(a)(b)	2,000	2,129,502
5.93%, 03/14/46, (1-year CMT + 1.32%)(a)(b)(d)	2,195	2,293,694
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	1,350	1,370,279
Cooperatieve Rabobank UA
3.65%, 04/06/28, (1-year CMT + 1.22%)(b)(d)	2,561	2,553,375
3.76%, 04/06/33, (1-year CMT + 1.42%)(b)(d)	3,345	3,213,794
4.66%, 08/22/28, (1-year CMT + 1.75%)(b)(d)	5,100	5,149,287
4.99%, 05/27/31, (1-year CMT + 0.92%)(b)(d)	1,290	1,329,189
5.25%, 05/24/41	3,212	3,252,031
5.25%, 08/04/45	2,102	2,006,269
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)(d)	1,155	1,198,442
5.56%, 02/28/29, (1-year CMT + 1.40%)(b)(d)	1,900	1,956,494
5.71%, 01/21/33, (1-year CMT + 1.00%)(b)(d)	1,920	2,042,121
5.75%, 12/01/43	2,175	2,216,499
5.80%, 09/30/2110(b)	110	113,308
Cooperatieve Rabobank UA/NY
3.74%, 01/14/28	750	751,149
3.96%, 10/17/28(a)	1,040	1,047,155
4.16%, 01/14/31(a)	775	780,649
4.37%, 05/27/27	1,010	1,018,632
4.49%, 10/17/29	1,300	1,330,299
4.80%, 01/09/29	780	801,383
4.88%, 01/21/28(a)	1,235	1,263,801
5.04%, 03/05/27	1,250	1,267,003
Credit Agricole SA
2.81%, 01/11/41(b)	2,582	1,892,320
3.25%, 01/14/30(b)	2,619	2,517,874
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(d)	2,350	2,333,523
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(d)	2,740	2,763,392
4.66%, 01/12/32, (1-day SOFR + 1.17%)(b)(d)	1,345	1,353,953
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(d)	1,945	1,959,676
5.13%, 03/11/27(a)(b)	1,480	1,500,180
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(d)	1,405	1,452,768
5.23%, 01/09/29, (1-day SOFR + 1.13%)(b)(d)	2,155	2,200,098
5.26%, 01/12/37, (1-day SOFR + 1.43%)(a)(b)(d)	1,220	1,232,491
5.30%, 07/12/28(b)	1,975	2,034,941
5.34%, 01/10/30, (1-day SOFR + 1.69%)(b)(d)	1,590	1,640,971
5.37%, 03/11/34(a)(b)	1,695	1,782,405
5.51%, 07/05/33(b)	1,390	1,471,711
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)(d)	3,000	3,188,641
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(d)	2,880	3,062,748
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(d)	3,130	3,294,444

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Danske Bank A/S
4.30%, 04/01/28, (1-year CMT + 1.75%)(b)(d)	$2,215	$2,223,189
4.38%, 06/12/28(b)	829	836,781
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(d)	610	612,753
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(d)	1,065	1,078,957
5.02%, 03/04/31, (1-year CMT + 0.93%)(b)(d)	1,465	1,506,106
5.43%, 03/01/28, (1-year CMT + 0.95%)(b)(d)	1,530	1,552,600
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(d)	2,215	2,311,679
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	250	243,656
4.40%, 03/21/28(b)	55	55,809
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(d)	2,203	2,042,068
3.55%, 09/18/31, (1-day SOFR + 3.04%)(d)	3,777	3,627,935
3.73%, 01/14/32, (1-day SOFR + 2.76%)(d)	1,355	1,289,165
3.74%, 01/07/33, (1-day SOFR + 2.26%)(d)	2,070	1,941,738
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)(d)	740	744,243
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)(d)	835	842,135
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(d)	2,255	2,262,928
4.95%, 08/04/31, (1-day SOFR + 1.30%)(d)	1,545	1,573,536
5.00%, 09/11/30, (1-day SOFR + 1.70%)(d)	2,405	2,457,084
5.30%, 05/09/31, (1-day SOFR + 1.72%)(d)	1,915	1,977,531
5.37%, 09/09/27	995	1,020,693
5.37%, 01/10/29, (1-day SOFR + 1.21%)(d)	2,715	2,774,712
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(d)	2,210	2,265,990
5.41%, 05/10/29	2,045	2,132,262
5.88%, 07/08/31, (1-day SOFR + 5.44%)(d)	1,350	1,407,307
6.72%, 01/18/29, (1-day SOFR + 3.18%)(d)	3,270	3,419,968
6.82%, 11/20/29, (1-day SOFR + 2.51%)(d)	2,005	2,135,334
7.08%, 02/10/34, (1-day SOFR + 3.65%)(d)	2,645	2,909,345
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.68%)(b)(d)	1,050	1,024,507
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)(d)	1,235	1,240,912
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(d)	1,710	1,756,682
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	306	309,518
4.57%, 08/26/30(b)	435	440,779
5.25%, 04/26/29(b)	1,395	1,446,695
5.70%, 03/14/28(a)(b)	1,485	1,536,760
Fifth Third Bancorp
2.55%, 05/05/27	1,237	1,218,112
3.95%, 03/14/28	1,483	1,483,551
4.06%, 04/25/28, (1-day SOFR + 1.36%)(d)	1,830	1,829,779
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)(d)	1,315	1,299,299
4.57%, 04/29/32, (1-day SOFR + 0.95%)(d)	845	850,007
4.77%, 07/28/30, (1-day SOFR + 2.13%)(d)	2,261	2,298,883
4.90%, 09/06/30, (1-day SOFR + 1.49%)(d)	740	755,465
5.14%, 01/29/37, (1-day SOFR + 1.24%)(d)	530	531,633
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(d)	1,555	1,640,264
6.34%, 07/27/29, (1-day SOFR + 2.34%)(d)	2,285	2,402,786
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(d)	4,419	4,585,606
8.25%, 03/01/38(a)	1,525	1,888,206
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(d)	540	555,761
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	944	941,866
5.98%, 01/30/30, (1-day SOFR + 2.16%)(d)	1,605	1,682,385
Security	Par (000)	Value
Banks (continued)
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(d)	$675	$673,121
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(d)	920	936,894
5.60%, 09/05/35, (5-year CMT + 1.85%)(d)	790	793,331
6.25%, 03/12/40, (5-year CMT + 1.97%)(d)	750	763,772
First Horizon Bank, 5.75%, 05/01/30(a)	645	668,946
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	925	957,613
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(d)	470	483,336
Goldman Sachs Capital I, 6.35%, 02/15/34	1,490	1,602,065
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(d)	6,076	5,436,634
2.38%, 07/21/32, (1-day SOFR + 1.25%)(d)	8,356	7,536,725
2.60%, 02/07/30	3,968	3,752,606
2.62%, 04/22/32, (1-day SOFR + 1.28%)(d)	6,743	6,192,704
2.65%, 10/21/32, (1-day SOFR + 1.26%)(d)	5,452	4,965,016
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	4,029	2,976,984
3.10%, 02/24/33, (1-day SOFR + 1.41%)(d)	6,850	6,355,810
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	4,526	3,493,602
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	3,721	2,920,871
3.62%, 03/15/28, (1-day SOFR + 1.85%)(d)	5,535	5,509,631
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(d)	5,403	5,377,642
3.80%, 03/15/30	5,995	5,936,891
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(d)	5,371	5,339,921
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	4,364	3,943,023
4.15%, 01/21/29, (1-day SOFR + 0.71%)(d)	11,900	11,904,929
4.15%, 10/21/29, (1-day SOFR + 0.90%)(d)	4,595	4,596,440
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(d)	5,956	5,973,614
4.37%, 10/21/31, (1-day SOFR + 1.06%)(d)	5,885	5,888,801
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	2,615	2,434,918
4.48%, 08/23/28, (1-day SOFR + 1.73%)(d)	6,755	6,801,051
4.52%, 01/21/32, (1-day SOFR + 0.96%)(d)	11,070	11,138,356
4.69%, 10/23/30, (1-day SOFR + 1.14%)(d)	3,720	3,780,562
4.75%, 10/21/45	3,182	2,884,370
4.80%, 07/08/44	3,503	3,236,915
4.94%, 04/23/28, (1-day SOFR + 1.32%)(d)	4,350	4,391,081
4.94%, 10/21/36, (1-day SOFR + 1.33%)(d)	5,185	5,166,559
5.02%, 10/23/35, (1-day SOFR + 1.42%)(d)	5,540	5,597,428
5.05%, 07/23/30, (1-day SOFR + 1.21%)(d)	6,090	6,247,646
5.07%, 01/21/37, (1-day SOFR + 1.19%)(d)	7,215	7,265,747
5.15%, 05/22/45	4,685	4,423,288
5.21%, 01/28/31, (1-day SOFR + 1.08%)(d)	3,575	3,704,469
5.22%, 04/23/31, (1-day SOFR + 1.58%)(d)	5,545	5,740,232
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)(d)	5,425	5,599,882
5.39%, 02/02/41, (5-year CMT + 1.18%)(d)	3,525	3,498,425
5.54%, 01/28/36, (1-day SOFR + 1.38%)(d)	5,550	5,804,593
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)(d)	10,525	10,475,663
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	6,315	6,334,073
5.73%, 04/25/30, (1-day SOFR + 1.27%)(d)	4,433	4,631,555
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	5,245	5,310,041
5.85%, 04/25/35, (1-day SOFR + 1.55%)(d)	4,885	5,208,527
6.13%, 02/15/33(a)	2,720	2,983,221
6.25%, 02/01/41	4,662	5,098,831
6.45%, 05/01/36	1,488	1,637,337
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.48%, 10/24/29, (1-day SOFR + 1.77%)(d)	$4,775	$5,054,875
6.56%, 10/24/34, (1-day SOFR + 1.95%)(d)	2,685	2,994,587
6.75%, 10/01/37	10,135	11,384,531
HBOS PLC, 6.00%, 11/01/33(b)	541	574,315
HSBC Bank USA N.A
5.63%, 08/15/35	855	897,283
5.88%, 11/01/34	625	669,462
7.00%, 01/15/39(a)	1,130	1,326,717
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(d)	5,145	4,990,907
2.21%, 08/17/29, (1-day SOFR + 1.29%)(d)	5,140	4,914,766
2.36%, 08/18/31, (1-day SOFR + 1.95%)(d)	2,710	2,494,380
2.80%, 05/24/32, (1-day SOFR + 1.19%)(d)	5,397	4,984,836
2.85%, 06/04/31, (1-day SOFR + 2.39%)(d)	3,777	3,566,653
2.87%, 11/22/32, (1-day SOFR + 1.41%)(d)	5,010	4,609,063
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(d)	5,237	5,208,691
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(d)	4,788	4,790,425
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(d)	5,461	5,517,268
4.62%, 11/06/31, (1-day SOFR + 1.19%)(d)	3,185	3,221,492
4.76%, 06/09/28, (1-day SOFR + 2.11%)(d)	4,160	4,194,739
4.76%, 03/29/33, (1-day SOFR + 2.53%)(d)	4,730	4,736,774
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(d)	2,690	2,733,894
4.95%, 03/31/30	5,417	5,583,755
5.13%, 11/19/28, (1-day SOFR + 1.04%)(d)	3,975	4,047,124
5.13%, 03/03/31, (1-day SOFR + 1.29%)(d)	3,565	3,678,461
5.13%, 11/06/36, (1-day SOFR + 1.43%)(d)	2,780	2,808,009
5.21%, 08/11/28, (1-day SOFR + 2.61%)(d)	4,115	4,179,753
5.24%, 05/13/31, (1-day SOFR + 1.57%)(d)	3,260	3,377,248
5.25%, 03/14/44(a)	2,415	2,372,518
5.29%, 11/19/30, (1-day SOFR + 1.29%)(d)	3,845	3,985,848
5.40%, 08/11/33, (1-day SOFR + 2.87%)(d)	4,175	4,359,014
5.45%, 03/03/36, (1-day SOFR + 1.56%)(d)	3,785	3,936,231
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)(d)	3,095	3,219,236
5.60%, 05/17/28, (1-day SOFR + 1.06%)(d)	3,405	3,467,278
5.72%, 03/04/35, (1-day SOFR + 1.78%)(d)	3,140	3,337,472
5.73%, 05/17/32, (1-day SOFR + 1.52%)(d)	4,260	4,516,914
5.74%, 09/10/36, (1-day SOFR + 1.96%)(d)	2,115	2,189,478
5.79%, 05/13/36, (1-day SOFR + 1.88%)(d)	4,600	4,889,857
5.87%, 11/18/35, (1-day SOFR + 1.90%)(d)	3,295	3,459,076
6.10%, 01/14/42(a)	1,730	1,890,105
6.16%, 03/09/29, (1-day SOFR + 1.97%)(d)	4,380	4,554,127
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)(d)	4,575	5,001,636
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(d)	4,345	4,798,249
6.50%, 05/02/36	3,380	3,677,461
6.50%, 09/15/37(a)	3,573	3,972,700
6.50%, 09/15/37	2,045	2,238,299
6.55%, 06/20/34, (1-day SOFR + 2.98%)(d)	3,585	3,892,848
6.80%, 06/01/38	1,454	1,634,674
7.39%, 11/03/28, (1-day SOFR + 3.35%)(d)	7,060	7,438,906
7.40%, 11/13/34, (1-day SOFR + 3.02%)(d)	4,200	4,809,751
8.11%, 11/03/33, (1-day SOFR + 4.25%)(d)	4,570	5,397,898
HSBC USA, Inc.
4.65%, 06/03/28	1,310	1,332,088
5.29%, 03/04/27	1,435	1,456,046
7.20%, 07/15/97(a)	255	311,853
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(d)	1,110	980,542
2.55%, 02/04/30	795	748,550
Security	Par (000)	Value
Banks (continued)
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)(d)	$1,737	$1,748,381
4.62%, 01/28/32, (1-day SOFR + 0.99%)(d)	1,775	1,791,849
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)(d)	778	794,333
5.27%, 01/15/31, (1-day SOFR + 1.28%)(d)	2,670	2,763,972
5.61%, 01/28/41, (5-year CMT + 1.35%)(d)	760	763,677
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(d)	2,005	2,112,005
6.14%, 11/18/39, (5-year CMT + 1.70%)(d)	875	918,876
6.21%, 08/21/29, (1-day SOFR + 2.02%)(d)	2,120	2,226,494
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(d)	1,250	1,259,055
4.87%, 04/12/28, (1-day SOFR + 0.72%)(d)	1,335	1,346,159
5.65%, 01/10/30	1,415	1,490,312
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	600	596,914
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)(d)	455	473,651
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(a)	1,623	1,617,468
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(d)	1,557	1,446,243
3.95%, 03/29/27	2,574	2,576,400
4.02%, 03/28/28, (1-day SOFR + 1.83%)(d)	1,600	1,601,166
4.05%, 04/09/29	2,154	2,156,708
4.25%, 03/28/33, (1-day SOFR + 2.07%)(d)	1,705	1,688,598
4.55%, 10/02/28	1,352	1,370,546
4.86%, 03/25/29, (1-day SOFR + 1.01%)(d)	1,780	1,810,935
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(d)	1,770	1,824,814
5.34%, 03/19/30, (1-day SOFR + 1.44%)(d)	2,125	2,201,386
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(d)	1,935	2,027,067
5.55%, 03/19/35, (1-day SOFR + 1.77%)(d)	1,835	1,923,502
6.11%, 09/11/34, (1-day SOFR + 2.09%)(d)	2,505	2,728,941
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	130	127,079
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	632	631,137
3.88%, 01/12/28(a)(b)	575	572,670
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(d)	1,245	1,203,146
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	1,770	1,569,058
6.63%, 06/20/33(b)	2,500	2,787,632
7.20%, 11/28/33(b)	2,365	2,735,543
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	2,735	3,336,314
7.80%, 11/28/53(b)	2,540	3,159,418
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)(d)	2,100	2,510,832
Series NR, 4.00%, 09/23/29(b)	155	154,109
Series NR, 4.70%, 09/23/49(b)	750	644,404
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(d)	3,736	3,346,442
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)(d)	6,423	5,764,823
2.07%, 06/01/29, (1-day SOFR + 1.02%)(d)	4,440	4,258,735
2.18%, 06/01/28, (1-day SOFR + 1.89%)(d)	3,315	3,242,823
2.52%, 04/22/31, (1-day SOFR + 2.04%)(d)	5,425	5,090,482
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	3,780	2,764,014
2.55%, 11/08/32, (1-day SOFR + 1.18%)(d)	4,983	4,538,347
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(d)	7,123	6,573,916
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(d)	8,293	7,928,894

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(d)	$4,923	$4,684,574
2.96%, 01/25/33, (1-day SOFR + 1.26%)(d)	7,038	6,527,659
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	2,552	2,022,359
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	4,227	2,905,664
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	4,793	3,756,578
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(d)	7,161	5,115,195
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(d)	4,624	4,584,584
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(d)	4,588	4,562,677
3.63%, 12/01/27	1,966	1,956,574
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(d)	4,847	4,801,009
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	4,440	4,021,672
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	4,083	3,285,123
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	5,948	4,853,692
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(d)	4,814	4,813,687
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	2,698	2,229,184
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(d)	5,574	5,598,127
4.25%, 10/01/27	2,537	2,555,118
4.26%, 10/22/31, (1-day SOFR + 0.93%)(d)	2,750	2,758,218
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	3,922	3,371,483
4.32%, 04/26/28, (1-day SOFR + 1.56%)(d)	6,175	6,196,050
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)(d)	3,695	3,713,972
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(d)	5,346	5,402,867
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(d)	6,639	6,730,506
4.51%, 10/22/28, (1-day SOFR + 0.86%)(d)	7,395	7,459,998
4.57%, 06/14/30, (1-day SOFR + 1.75%)(d)	4,560	4,631,294
4.59%, 04/26/33, (1-day SOFR + 1.80%)(d)	4,765	4,814,965
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)(d)	5,965	6,075,266
4.81%, 10/22/36, (1-day SOFR + 1.19%)(d)	5,490	5,479,612
4.85%, 07/25/28, (1-day SOFR + 1.99%)(d)	8,381	8,478,103
4.85%, 02/01/44	2,010	1,928,432
4.90%, 01/22/37, (1-day SOFR + 1.07%)(d)	4,565	4,592,348
4.91%, 07/25/33, (1-day SOFR + 2.08%)(d)	7,518	7,708,323
4.92%, 01/24/29, (1-day SOFR + 0.80%)(d)	4,195	4,271,602
4.95%, 10/22/35, (1-day SOFR + 1.34%)(d)	5,150	5,229,976
4.95%, 06/01/45(a)	3,319	3,152,623
4.98%, 07/22/28, (1-day SOFR + 0.93%)(d)	5,936	6,014,843
5.00%, 07/22/30, (1-day SOFR + 1.13%)(d)	4,890	5,037,333
5.01%, 01/23/30, (1-day SOFR + 1.31%)(d)	5,795	5,953,440
5.10%, 04/22/31, (1-day SOFR + 1.44%)(d)	4,845	5,024,592
5.14%, 01/24/31, (1-day SOFR + 1.01%)(d)	4,340	4,503,564
5.29%, 07/22/35, (1-day SOFR + 1.46%)(d)	6,700	6,957,464
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)(d)	3,820	3,931,892
5.34%, 01/23/35, (1-day SOFR + 1.62%)(d)	5,925	6,175,149
5.35%, 06/01/34, (1-day SOFR + 1.85%)(d)	7,925	8,293,713
5.40%, 01/06/42	2,895	2,964,622
5.50%, 01/24/36, (1-day SOFR + 1.32%)(d)	4,630	4,870,056
Security	Par (000)	Value
Banks (continued)
5.50%, 10/15/40	$2,630	$2,777,467
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	4,435	4,532,288
5.57%, 04/22/28, (1-day SOFR + 0.93%)(d)	4,530	4,611,226
5.57%, 04/22/36, (1-day SOFR + 1.68%)(d)	6,155	6,508,653
5.58%, 04/22/30, (1-day SOFR + 1.16%)(d)	4,985	5,206,381
5.58%, 07/23/36, (1-day SOFR + 1.64%)(d)	3,815	3,967,586
5.60%, 07/15/41	3,441	3,597,593
5.63%, 08/16/43(a)	2,631	2,719,728
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)(d)	6,300	6,675,277
5.77%, 04/22/35, (1-day SOFR + 1.49%)(d)	5,540	5,934,080
6.09%, 10/23/29, (1-day SOFR + 1.57%)(d)	4,470	4,696,220
6.25%, 10/23/34, (1-day SOFR + 1.81%)(d)	4,480	4,926,413
6.40%, 05/15/38	4,237	4,816,774
8.00%, 04/29/27(a)	2,249	2,354,051
8.75%, 09/01/30	1,517	1,791,170
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(d)	1,895	1,909,554
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(d)	1,855	1,902,484
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(d)	1,695	1,750,350
6.32%, 09/21/34, (1-year CMT + 2.05%)(b)(d)	1,550	1,707,711
KEB Hana Bank
3.25%, 03/30/27(b)	525	521,732
5.38%, 04/23/27(b)	170	173,000
5.38%, 04/23/29(b)	335	350,110
5.75%, 10/24/28(b)	525	550,990
KeyBank N.A.
4.90%, 08/08/32	1,290	1,296,415
5.00%, 01/26/33	650	657,691
Keybank National Association
3.90%, 04/13/29	1,155	1,142,978
5.85%, 11/15/27	1,604	1,651,728
6.95%, 02/01/28	1,155	1,211,812
KeyCorp
2.25%, 04/06/27	1,138	1,117,217
2.55%, 10/01/29	1,715	1,631,056
4.10%, 04/30/28	872	874,222
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(d)	1,405	1,412,099
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(d)	415	425,732
5.31%, 01/28/37, (1-day SOFR + 1.37%)(d)	2,140	2,158,940
6.40%, 03/06/35, (1-day SOFR + 2.42%)(a)(d)	1,760	1,919,368
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	1,263	1,260,585
Kookmin Bank
2.50%, 11/04/30(b)	525	484,316
4.38%, 05/08/28(b)	620	627,797
4.63%, 04/21/28(b)	494	502,648
4.63%, 05/08/30(b)	30	30,917
5.25%, 05/08/29(b)	350	364,750
5.38%, 05/08/27(b)	380	387,108
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	2,401	1,818,447
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(d)	3,645	3,620,833
3.75%, 03/18/28, (1-year CMT + 1.80%)(d)	1,357	1,353,809
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)(d)	1,345	1,351,225
4.34%, 01/09/48(a)	2,699	2,285,957
4.38%, 03/22/28	2,831	2,853,877
4.43%, 11/04/31, (1-year CMT + 0.82%)(d)	3,260	3,275,762
4.55%, 08/16/28	2,085	2,114,054
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.82%, 06/13/29, (1-year CMT + 0.83%)(d)	$2,100	$2,135,542
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(d)	1,755	1,744,993
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(d)	2,200	2,254,917
5.09%, 11/26/28, (1-year CMT + 0.85%)(d)	2,315	2,357,766
5.30%, 12/01/45(a)	1,690	1,627,021
5.59%, 11/26/35, (1-year CMT + 1.20%)(d)	1,870	1,967,196
5.67%, 02/10/47, (1-year CMT + 0.82%)(d)	1,200	1,212,342
5.68%, 01/05/35, (1-year CMT + 1.75%)(d)	3,115	3,300,792
5.72%, 06/05/30, (1-year CMT + 1.07%)(d)	1,940	2,037,040
5.87%, 03/06/29, (1-year CMT + 1.70%)(d)	2,010	2,083,406
6.07%, 06/13/36, (1-year CMT + 1.60%)(d)	1,200	1,261,516
7.95%, 11/15/33, (1-year CMT + 3.75%)(d)	2,065	2,423,396
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(d)	738	743,407
4.83%, 01/16/29, (1-day SOFR + 0.93%)(d)	1,195	1,214,413
5.05%, 01/27/34, (1-day SOFR + 1.85%)(d)	1,830	1,859,131
5.18%, 07/08/31, (1-day SOFR + 1.40%)(d)	1,220	1,259,934
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(d)	1,490	1,532,004
5.40%, 07/30/35, (5-year CMT + 1.43%)(d)	1,535	1,557,004
6.08%, 03/13/32, (1-day SOFR + 2.26%)(d)	1,575	1,685,070
7.41%, 10/30/29, (1-day SOFR + 2.80%)(d)	1,245	1,350,445
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(d)	910	839,389
3.62%, 06/03/30(b)	1,115	1,080,783
3.92%, 02/03/28(b)	1,070	1,074,197
4.33%, 06/12/28(a)(b)	505	511,199
5.27%, 07/02/27(b)	1,030	1,051,527
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(d)	950	977,201
6.80%, 01/18/33(b)	1,900	2,103,546
Macquarie Group Ltd.
1.94%, 04/14/28, (1-day SOFR + 1.00%)(b)(d)	990	967,078
2.69%, 06/23/32, (1-day SOFR + 1.44%)(b)(d)	1,980	1,820,998
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(d)	2,269	2,076,833
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(d)	1,481	1,471,641
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)(d)	1,285	1,285,457
4.44%, 06/21/33, (1-day SOFR + 2.41%)(b)(d)	1,325	1,319,936
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(d)	760	768,516
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(a)(b)(d)	1,608	1,649,196
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)(d)	1,435	1,513,549
5.89%, 06/15/34, (1-day SOFR + 2.38%)(b)(d)	1,660	1,781,957
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(d)	1,655	1,825,011
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	901	894,725
4.70%, 01/27/28	1,955	1,983,958
4.76%, 07/06/28, (1-day SOFR + 0.95%)(d)	1,415	1,428,420
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30(a)	2,215	2,034,891
2.31%, 07/20/32, (1-year CMT + 0.95%)(d)	3,565	3,224,069
2.49%, 10/13/32, (1-year CMT + 0.97%)(d)	1,401	1,272,113
2.56%, 02/25/30	2,014	1,900,847
2.85%, 01/19/33, (1-year CMT + 1.10%)(d)	2,184	2,009,478
3.20%, 07/18/29	3,376	3,289,956
Security	Par (000)	Value
Banks (continued)
3.29%, 07/25/27(a)	$646	$642,566
3.74%, 03/07/29(a)	2,531	2,523,916
3.75%, 07/18/39	3,623	3,201,754
3.96%, 03/02/28(a)	2,183	2,188,703
4.05%, 09/11/28	1,352	1,359,495
4.08%, 04/19/28, (1-year CMT + 1.30%)(d)	1,630	1,632,877
4.15%, 03/07/39(a)	1,223	1,151,046
4.29%, 07/26/38(a)	1,031	989,496
4.32%, 04/19/33, (1-year CMT + 1.55%)(d)	1,060	1,054,451
4.51%, 01/14/32, (1-year CMT + 0.80%)(d)	1,530	1,544,767
4.53%, 09/12/31, (1-year CMT + 0.80%)(d)	1,730	1,750,781
5.02%, 07/20/28, (1-year CMT + 1.95%)(d)	2,595	2,633,654
5.06%, 01/14/37, (1-year CMT + 0.90%)(d)	1,685	1,704,708
5.13%, 07/20/33, (1-year CMT + 2.13%)(d)	2,450	2,542,464
5.16%, 04/24/31, (1-year CMT + 1.17%)(d)	1,840	1,908,933
5.19%, 09/12/36, (1-year CMT + 0.93%)(d)	1,655	1,695,187
5.20%, 01/16/31, (1-year CMT + 0.78%)(d)	1,805	1,872,380
5.24%, 04/19/29, (1-year CMT + 1.70%)(d)	1,275	1,309,060
5.26%, 04/17/30, (1-year CMT + 0.82%)(d)	1,695	1,755,158
5.35%, 09/13/28, (1-year CMT + 1.90%)(d)	2,340	2,389,782
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(d)	1,680	1,770,395
5.42%, 02/22/29, (1-year CMT + 1.38%)(d)	1,875	1,926,746
5.43%, 04/17/35, (1-year CMT + 1.00%)(d)	1,745	1,832,057
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)(d)	2,290	2,414,621
5.47%, 09/13/33, (1-year CMT + 2.13%)(d)	1,011	1,068,517
5.48%, 02/22/31, (1-year CMT + 1.53%)(d)	220	230,627
5.57%, 01/16/36, (1-year CMT + 0.95%)(d)	1,920	2,027,798
5.62%, 04/24/36, (1-year CMT + 1.27%)(d)	2,465	2,607,690
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(d)	1,890	1,717,078
2.17%, 05/22/32, (1-year CMT + 0.87%)(d)	1,218	1,096,368
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(d)	1,402	1,289,565
2.26%, 07/09/32, (1-year CMT + 0.90%)(d)	1,061	955,771
2.56%, 09/13/31(a)	1,915	1,742,322
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(d)	1,320	1,238,846
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(d)	1,645	1,577,373
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(d)	1,414	1,372,547
3.17%, 09/11/27	1,575	1,560,610
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(d)	1,760	1,716,993
3.66%, 02/28/27	721	719,660
4.02%, 03/05/28	1,695	1,702,062
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(d)	1,640	1,648,489
4.44%, 05/12/32, (1-year CMT + 0.70%)(d)	1,145	1,151,563
4.71%, 07/08/31, (1-year CMT + 0.92%)(d)	1,925	1,962,895
5.05%, 05/12/37, (1-year CMT + 0.85%)(d)	1,105	1,119,102
5.10%, 05/13/31, (1-year CMT + 0.82%)(d)	1,030	1,067,115
5.32%, 07/08/36, (1-year CMT + 1.07%)(d)	2,340	2,425,086
5.38%, 05/26/30, (1-year CMT + 1.12%)(d)	835	866,993
5.38%, 07/10/30, (1-year CMT + 1.08%)(d)	2,210	2,298,302
5.41%, 09/13/28, (1-year CMT + 2.05%)(d)	1,735	1,775,231
5.42%, 05/13/36, (1-year CMT + 0.98%)(d)	1,020	1,067,016
5.58%, 05/26/35, (1-year CMT + 1.30%)(d)	1,845	1,955,361
5.59%, 07/10/35, (1-year CMT + 1.30%)(d)	630	667,881
5.67%, 05/27/29, (1-year CMT + 1.50%)(d)	1,390	1,440,265
5.67%, 09/13/33, (1-year CMT + 2.40%)(d)	1,282	1,372,434

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.74%, 05/27/31, (1-year CMT + 1.65%)(d)	$1,395	$1,478,423
5.75%, 05/27/34, (1-year CMT + 1.80%)(d)	1,570	1,676,309
5.75%, 07/06/34, (1-year CMT + 1.90%)(d)	1,745	1,864,997
5.78%, 07/06/29, (1-year CMT + 1.65%)(d)	2,690	2,797,580
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(d)	7,279	6,444,733
1.93%, 04/28/32, (1-day SOFR + 1.02%)(d)	7,084	6,286,847
2.24%, 07/21/32, (1-day SOFR + 1.18%)(d)	6,144	5,509,302
2.48%, 09/16/36, (1-day SOFR + 1.36%)(d)	6,415	5,679,505
2.51%, 10/20/32, (1-day SOFR + 1.20%)(d)	6,535	5,922,545
2.70%, 01/22/31, (1-day SOFR + 1.14%)(d)	7,626	7,215,861
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	3,953	2,535,730
2.94%, 01/21/33, (1-day SOFR + 1.29%)(d)	4,590	4,227,747
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	4,439	3,511,146
3.59%, 07/22/28(d)	6,027	5,989,789
3.62%, 04/01/31, (1-day SOFR + 3.12%)(d)	5,285	5,167,637
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(d)	5,267	5,246,230
3.95%, 04/23/27	3,055	3,053,744
3.97%, 07/22/38(d)	3,891	3,539,682
4.21%, 04/20/28, (1-day SOFR + 1.61%)(d)	4,533	4,541,684
4.24%, 01/09/30, (1-day SOFR + 0.80%)(d)	4,795	4,811,775
4.30%, 01/27/45	4,568	3,984,818
4.38%, 01/22/47	4,762	4,142,947
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)(d)	6,770	6,833,271
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,720	1,627,493
4.49%, 01/16/32, (1-day SOFR + 0.95%)(d)	4,825	4,852,979
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)(d)	4,835	4,913,922
4.89%, 07/20/33, (1-day SOFR + 2.08%)(d)	3,490	3,559,787
4.99%, 04/12/29, (1-day SOFR + 1.38%)(d)	3,925	3,996,530
5.04%, 07/19/30, (1-day SOFR + 1.22%)(d)	3,765	3,873,975
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)(d)	295	297,515
5.12%, 02/01/29, (1-day SOFR + 1.73%)(d)	4,395	4,486,117
5.16%, 04/20/29, (1-day SOFR + 1.59%)(d)	4,610	4,714,650
5.17%, 01/16/30, (1-day SOFR + 1.45%)(d)	5,742	5,902,601
5.19%, 04/17/31, (1-day SOFR + 1.51%)(d)	5,150	5,334,957
5.23%, 01/15/31, (1-day SOFR + 1.11%)(d)	6,905	7,150,699
5.25%, 04/21/34, (1-day SOFR + 1.87%)(d)	6,017	6,234,106
5.30%, 04/20/37, (1-day SOFR + 2.62%)(d)	4,325	4,430,077
5.31%, 01/18/41, (5-year CMT + 1.17%)(d)	1,705	1,696,336
5.32%, 07/19/35, (1-day SOFR + 1.56%)(d)	6,090	6,305,892
5.42%, 07/21/34, (1-day SOFR + 1.88%)(d)	4,425	4,621,597
5.45%, 07/20/29, (1-day SOFR + 1.63%)(d)	3,875	3,995,796
5.47%, 01/18/35, (1-day SOFR + 1.73%)(d)	4,365	4,569,351
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	5,710	5,695,015
5.59%, 01/18/36, (1-day SOFR + 1.42%)(d)	5,095	5,356,177
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(d)	3,920	3,976,393
5.65%, 04/13/28, (1-day SOFR + 1.01%)(d)	2,380	2,422,106
5.66%, 04/18/30, (1-day SOFR + 1.26%)(d)	4,075	4,256,124
5.66%, 04/17/36, (1-day SOFR + 1.76%)(d)	5,315	5,616,870
5.83%, 04/19/35, (1-day SOFR + 1.58%)(d)	5,755	6,149,864
5.94%, 02/07/39, (5-year CMT + 1.80%)(d)	2,340	2,466,213
5.95%, 01/19/38, (5-year CMT + 2.43%)(d)	3,195	3,366,684
6.30%, 10/18/28, (1-day SOFR + 2.24%)(d)	4,685	4,853,269
6.34%, 10/18/33, (1-day SOFR + 2.56%)(d)	4,660	5,128,713
6.38%, 07/24/42	3,998	4,469,479
6.41%, 11/01/29, (1-day SOFR + 1.83%)(d)	4,145	4,388,764
6.63%, 11/01/34, (1-day SOFR + 2.05%)(d)	3,930	4,415,072
7.25%, 04/01/32	2,113	2,444,041
Security	Par (000)	Value
Banks (continued)
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(d)	$3,065	$3,069,750
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(d)	4,480	4,490,534
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(d)	3,665	3,646,190
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(d)	2,800	2,835,862
5.02%, 01/12/29, (1-day SOFR + 0.91%)(d)	3,745	3,817,150
5.50%, 05/26/28, (1-day SOFR + 0.87%)(d)	4,267	4,343,548
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(d)	4,755	4,772,691
4.47%, 07/06/28, (1-day SOFR + 0.77%)(d)	2,890	2,908,872
4.47%, 11/19/31, (1-day SOFR + 1.02%)(d)	4,710	4,738,989
4.73%, 07/18/31, (1-day SOFR + 1.08%)(d)	5,490	5,590,448
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	320	300,815
National Australia Bank Ltd.
2.33%, 08/21/30(b)	2,150	1,975,957
2.65%, 01/14/41(a)(b)	2,080	1,524,760
2.99%, 05/21/31(a)(b)	1,977	1,839,754
3.35%, 01/12/37, (5-year CMT + 1.70%)(b)(d)	1,917	1,778,484
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)(d)	2,826	2,784,264
4.95%, 01/10/34(a)(b)	1,155	1,201,185
5.18%, 06/11/34(b)	1,780	1,876,128
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(d)	2,430	2,590,796
6.43%, 01/12/33(b)	2,020	2,213,331
National Australia Bank Ltd./New York
3.85%, 12/13/28	980	983,726
3.91%, 06/09/27	1,440	1,444,247
4.15%, 01/13/31	750	757,119
4.31%, 06/13/28	1,755	1,777,290
4.50%, 10/26/27	1,585	1,606,781
4.53%, 06/13/30	1,575	1,616,314
4.79%, 01/10/29	1,295	1,334,710
4.90%, 06/13/28	1,755	1,801,237
4.90%, 01/14/30	1,220	1,265,337
4.94%, 01/12/28	1,815	1,858,661
5.09%, 06/11/27	1,215	1,235,919
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)(d)	1,105	1,108,980
4.50%, 10/10/29	1,250	1,270,463
5.60%, 12/18/28	1,850	1,932,352
National Securities Clearing Corp.
4.35%, 05/20/27(b)	365	367,844
4.70%, 05/20/30(a)(b)	775	797,612
4.90%, 06/26/29(b)	1,220	1,257,807
5.00%, 05/30/28(b)	1,535	1,572,276
5.10%, 11/21/27(a)(b)	1,480	1,513,743
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)(d)	1,490	1,388,326
3.07%, 05/22/28, (1-year CMT + 2.55%)(d)	1,377	1,362,979
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(d)	2,880	2,904,220
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(d)	3,088	3,143,985
4.96%, 08/15/30, (1-year CMT + 1.22%)(d)	2,020	2,070,918
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(d)	3,051	3,130,862
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.12%, 05/23/31, (1-year CMT + 1.05%)(d)	$2,000	$2,062,640
5.52%, 09/30/28, (1-year CMT + 2.27%)(d)	1,655	1,694,541
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)(d)	1,715	1,742,231
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)(d)	1,945	2,068,859
5.81%, 09/13/29, (1-year CMT + 1.95%)(d)	2,095	2,182,753
5.91%, 03/03/47, (1-year CMT + 1.30%)(d)	1,400	1,390,151
6.02%, 03/02/34, (1-year CMT + 2.10%)(d)	1,970	2,126,402
6.48%, 06/01/34, (5-year CMT + 2.20%)(d)	1,820	1,921,664
NatWest Markets PLC
4.17%, 11/06/28(b)	1,325	1,329,694
4.41%, 11/06/30(b)	1,010	1,017,474
4.79%, 03/21/28(b)	865	879,576
5.02%, 03/21/30(b)	1,470	1,520,589
5.41%, 05/17/29(b)	1,750	1,822,381
5.42%, 05/17/27(a)(b)	1,380	1,405,951
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(d)	125	129,610
NongHyup Bank
4.25%, 07/06/27(b)	150	150,940
4.75%, 07/22/29(b)	100	102,643
4.88%, 07/03/28(b)	200	204,871
Nordea Bank Abp
4.25%, 08/28/30(a)(b)	1,200	1,213,091
4.38%, 03/17/28(b)	255	257,944
4.38%, 09/10/29(a)(b)	1,165	1,181,414
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)(d)	1,002	1,006,771
5.00%, 03/19/27(b)	670	678,657
5.38%, 09/22/27(a)(b)	1,750	1,791,145
Norinchukin Bank(The)
2.08%, 09/22/31(a)(b)	2,285	2,026,492
4.67%, 09/09/30(a)(b)	605	614,103
4.87%, 09/14/27(b)	1,225	1,238,562
5.07%, 09/14/32(b)	382	393,168
5.09%, 10/16/29(a)(b)	1,085	1,115,622
5.36%, 09/09/35(a)(b)	635	651,987
5.43%, 03/09/28(a)(b)	2,071	2,123,601
Northern Trust Corp.
1.95%, 05/01/30	2,226	2,056,149
3.15%, 05/03/29	734	720,481
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(d)	868	859,289
3.65%, 08/03/28	1,019	1,019,123
4.00%, 05/10/27(a)	1,424	1,428,852
4.15%, 11/19/30(a)	790	796,788
5.12%, 11/19/40, (5-year CMT + 1.05%)(d)	570	571,424
6.13%, 11/02/32	1,605	1,757,449
Pinnacle Bank/Nashville, 5.63%, 02/15/28	925	944,637
PNC Bank N.A.
2.70%, 10/22/29	1,490	1,420,472
3.10%, 10/25/27	1,531	1,513,887
3.25%, 01/22/28	1,395	1,383,857
4.05%, 07/26/28	2,270	2,273,960
4.43%, 07/21/28, (1-day SOFR + 0.73%)(d)	2,305	2,320,970
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(d)	2,085	1,901,626
2.55%, 01/22/30(a)	3,534	3,351,813
3.15%, 05/19/27	1,074	1,065,749
3.45%, 04/23/29	2,485	2,460,277
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(d)	1,829	1,824,690
Security	Par (000)	Value
Banks (continued)
4.81%, 10/21/32, (1-day SOFR + 1.26%)(d)	$2,960	$3,026,462
4.90%, 05/13/31, (1-day SOFR + 1.33%)(d)	1,920	1,972,100
5.07%, 01/24/34, (1-day SOFR + 1.93%)(d)	2,440	2,521,468
5.22%, 01/29/31, (1-day SOFR + 1.07%)(d)	1,665	1,731,668
5.35%, 12/02/28, (1-day SOFR + 1.62%)(d)	2,655	2,722,157
5.37%, 07/21/36, (1-day SOFR + 1.42%)(d)	2,510	2,602,317
5.40%, 07/23/35, (1-day SOFR + 1.60%)(d)	2,480	2,583,237
5.42%, 01/25/41, (5-year CMT + 1.17%)(d)	1,350	1,364,796
5.49%, 05/14/30, (1-day SOFR + 1.20%)(d)	3,040	3,174,855
5.58%, 06/12/29, (1-day SOFR + 1.84%)(d)	4,351	4,509,852
5.58%, 01/29/36, (1-day SOFR + 1.39%)(d)	4,036	4,247,768
5.68%, 01/22/35, (1-day SOFR + 1.90%)(d)	2,925	3,104,454
5.94%, 08/18/34, (1-day SOFR + 1.95%)(d)	1,150	1,242,518
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(d)	2,815	3,056,911
6.88%, 10/20/34, (1-day SOFR + 2.28%)(d)	4,100	4,662,682
Regions Banks, 6.45%, 06/26/37	1,080	1,184,071
Regions Financial Corp.
1.80%, 08/12/28	1,133	1,072,877
5.50%, 09/06/35, (1-day SOFR + 2.06%)(d)	1,450	1,502,931
5.72%, 06/06/30, (1-day SOFR + 1.49%)(d)	325	340,482
7.38%, 12/10/37(a)	559	655,480
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(c)	135	141,505
Royal Bank of Canada
2.30%, 11/03/31(a)	3,120	2,848,076
3.63%, 05/04/27	1,926	1,923,971
3.88%, 05/04/32	1,153	1,134,573
4.00%, 11/03/28, (1-day SOFR + 0.70%)(d)	3,185	3,189,568
4.24%, 08/03/27	2,237	2,251,030
4.31%, 11/03/31, (1-day SOFR + 0.98%)(d)	1,625	1,635,483
4.50%, 08/06/29, (1-day SOFR + 0.89%)(d)	2,090	2,114,908
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(d)	1,430	1,444,436
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(d)	3,280	3,346,039
4.70%, 08/06/31, (1-day SOFR + 1.06%)(d)	1,780	1,818,687
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(d)	1,785	1,800,925
4.90%, 01/12/28	1,694	1,729,817
4.95%, 02/01/29	1,940	2,001,640
4.97%, 01/24/29, (1-day SOFR + 0.83%)(d)	2,070	2,111,786
4.97%, 08/02/30, (1-day SOFR + 1.10%)(d)	2,310	2,376,704
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(d)	1,800	1,859,005
5.00%, 02/01/33	2,940	3,050,352
5.00%, 05/02/33	670	694,817
5.15%, 02/04/31, (1-day SOFR + 1.03%)(d)	3,130	3,246,084
5.15%, 02/01/34(a)	2,660	2,800,772
5.20%, 08/01/28(a)	2,030	2,091,140
6.00%, 11/01/27	2,395	2,478,412
6.35%, 11/24/84, (5-year CMT + 2.26%)(d)	1,970	1,951,258
6.75%, 08/24/85, (5-year CMT + 2.82%)(d)	2,620	2,718,389
7.50%, 05/02/84, (5-year CMT + 2.89%)(d)	1,555	1,641,712
Santander Holdings USA, Inc.
4.40%, 07/13/27	1,652	1,656,224
5.35%, 09/06/30, (1-day SOFR + 1.94%)(d)	2,240	2,304,697
5.47%, 03/20/29, (1-day SOFR + 1.61%)(d)	1,035	1,058,018
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(d)	1,055	1,098,767
6.17%, 01/09/30, (1-day SOFR + 2.50%)(d)	1,670	1,744,026
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(d)	505	543,912
6.50%, 03/09/29, (1-day SOFR + 2.36%)(d)	1,955	2,035,183

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.57%, 06/12/29, (1-day SOFR + 2.70%)(d)	$1,119	$1,169,333
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)(d)	1,250	1,410,870
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(d)	2,245	2,084,108
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(d)	2,160	2,150,927
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(d)	600	602,084
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(d)	325	331,303
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(d)	1,520	1,522,724
5.63%, 09/15/45(a)(b)	880	837,294
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)(d)	2,425	2,546,144
6.53%, 01/10/29, (1-day SOFR + 2.60%)(d)	2,734	2,852,419
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	750	746,420
4.00%, 04/23/29(b)	942	937,841
4.38%, 04/13/32(b)	885	885,776
4.50%, 04/12/28(b)	475	481,785
4.63%, 05/13/30(b)	185	190,392
5.75%, 04/15/34(b)	385	411,488
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	660	675,594
Skandinaviska Enskilda Banken AB
4.38%, 06/02/28(a)(b)	450	455,364
4.50%, 09/03/30(b)	1,055	1,068,587
5.13%, 03/05/27(b)	890	902,449
5.38%, 03/05/29(b)	1,160	1,206,150
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(d)	1,835	1,685,528
3.00%, 01/22/30(a)(b)	1,653	1,574,342
3.34%, 01/21/33, (1-year CMT + 1.60%)(a)(b)(d)	1,475	1,369,811
3.63%, 03/01/41(a)(b)	1,440	1,110,866
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(d)	876	832,493
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	1,155	904,155
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)(d)	400	401,818
4.68%, 06/15/27(b)	680	687,321
4.75%, 09/14/28(a)(b)	776	786,626
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)(d)	1,600	1,634,848
5.40%, 04/10/37, (1-day SOFR + 1.60%)(b)(d)	790	794,768
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)(d)	2,000	2,026,906
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(d)	250	256,531
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)(d)	1,600	1,665,404
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)(d)	1,680	1,744,172
5.63%, 11/24/45(a)(b)	735	706,707
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(d)	1,975	2,106,885
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(d)	1,475	1,573,979
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(d)	1,782	1,883,134
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(d)	1,975	2,054,506
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(d)	2,535	2,783,751
Security	Par (000)	Value
Banks (continued)
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)(d)	$1,955	$2,090,340
7.37%, 01/10/53(a)(b)	1,440	1,583,562
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	210	242,110
Standard Chartered Bank/New York, 4.85%, 12/03/27	20	20,374
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(d)	2,080	1,894,114
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(d)	2,056	1,915,329
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(d)	2,205	2,057,332
4.30%, 01/13/30, (1-year CMT + 0.77%)(a)(b)(d)	1,735	1,739,969
4.31%, 05/21/30(b)(d)	1,330	1,331,528
4.53%, 06/05/32, (1-year CMT + 0.95%)(b)(d)	1,600	1,601,828
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(d)	2,735	2,767,281
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(b)(d)	1,115	1,121,801
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(d)	2,835	2,901,992
5.24%, 05/13/31, (1-year CMT + 1.35%)(b)(d)	990	1,025,658
5.24%, 01/13/37, (1-year CMT + 1.07%)(b)(d)	1,875	1,886,920
5.30%, 01/09/43(a)(b)	1,813	1,764,673
5.40%, 08/12/36, (1-year CMT + 1.20%)(b)(d)	2,980	3,060,786
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(d)	1,995	2,047,137
5.69%, 05/14/28, (1-year CMT + 1.05%)(b)(d)	2,970	3,027,104
5.70%, 03/26/44(a)(b)	2,796	2,789,925
5.71%, 03/05/47, (1-year CMT + 1.10%)(b)(d)	1,600	1,595,400
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(d)	3,955	4,206,408
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(d)	2,085	2,251,261
6.23%, 01/21/36, (1-year CMT + 1.43%)(b)(d)	1,950	2,127,796
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(d)	2,890	3,000,725
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(d)	2,530	2,755,670
7.01%(a)(b)(d)(e)	1,200	1,266,800
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(d)	1,530	1,649,435
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(d)	2,120	2,246,373
State Street Bank & Trust Co., 4.78%, 11/23/29	1,080	1,116,237
State Street Corp.
2.20%, 03/03/31	1,777	1,617,966
2.40%, 01/24/30(a)	1,187	1,128,178
2.62%, 02/07/33, (1-day SOFR + 1.00%)(d)	868	791,462
3.03%, 11/01/34, (1-day SOFR + 1.49%)(d)	1,270	1,213,662
3.15%, 03/30/31, (1-day SOFR + 2.65%)(d)	1,450	1,405,678
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)(d)	786	791,809
4.16%, 08/04/33, (1-day SOFR + 1.73%)(d)	1,700	1,677,936
4.33%, 10/22/27(a)	2,020	2,039,754
4.42%, 05/13/33, (1-day SOFR + 1.61%)(d)	1,205	1,210,513
4.53%, 02/20/29, (1-day SOFR + 1.02%)(d)	2,205	2,234,746
4.54%, 02/28/28	1,285	1,305,180
4.54%, 04/24/28, (1-day SOFR + 0.95%)(d)	1,760	1,772,552
4.68%, 10/22/32, (1-day SOFR + 1.05%)(d)	1,520	1,553,952
4.73%, 02/28/30	1,385	1,423,618
4.78%, 10/23/36, (1-day SOFR + 1.22%)(d)	1,270	1,269,137
4.82%, 01/26/34, (1-day SOFR + 1.57%)(d)	1,405	1,434,235
4.83%, 04/24/30	1,410	1,452,483
4.99%, 03/18/27	1,430	1,447,442
5.15%, 02/28/36, (1-day SOFR + 1.22%)(d)	1,045	1,076,507
5.16%, 05/18/34, (1-day SOFR + 1.89%)(d)	1,435	1,492,342
5.68%, 11/21/29, (1-day SOFR + 1.48%)(d)	1,290	1,349,609
5.82%, 11/04/28, (1-day SOFR + 1.72%)(d)	1,185	1,221,799
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.12%, 11/21/34, (1-day SOFR + 1.96%)(d)	$945	$1,026,929
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	1,185	1,056,463
1.90%, 09/17/28	3,600	3,420,588
2.13%, 07/08/30	2,755	2,536,611
2.14%, 09/23/30(a)	1,259	1,150,909
2.22%, 09/17/31	1,993	1,790,156
2.30%, 01/12/41	1,070	769,046
2.47%, 01/14/29	1,092	1,050,194
2.72%, 09/27/29	980	937,985
2.75%, 01/15/30	2,360	2,247,443
2.93%, 09/17/41	960	724,830
3.04%, 07/16/29	4,560	4,418,867
3.05%, 01/14/42	1,480	1,158,172
3.35%, 10/18/27	1,330	1,322,332
3.36%, 07/12/27	2,078	2,065,851
3.54%, 01/17/28	1,556	1,548,463
3.94%, 07/19/28	1,509	1,512,737
4.11%, 01/15/29(a)	1,370	1,375,878
4.31%, 10/16/28(a)	854	862,199
4.49%, 01/15/32, (1-day SOFR + 1.02%)(d)	1,725	1,742,003
4.66%, 07/08/31, (1-day SOFR + 1.19%)(d)	1,350	1,373,462
4.95%, 07/08/33, (1-day SOFR + 1.38%)(d)	1,300	1,336,355
5.05%, 01/15/37, (1-day SOFR + 1.22%)(d)	1,015	1,027,286
5.24%, 04/15/30	1,335	1,393,304
5.25%, 07/08/36, (1-day SOFR + 1.50%)(d)	1,100	1,138,048
5.32%, 07/09/29	1,360	1,414,656
5.33%, 03/03/41, (5-year CMT + 1.30%)(d)	900	903,614
5.42%, 07/09/31	2,065	2,177,975
5.45%, 01/15/32	675	714,644
5.52%, 01/13/28	3,290	3,391,833
5.56%, 07/09/34(a)	2,530	2,678,377
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	765	779,144
5.63%, 01/15/35(a)	1,860	1,985,643
5.71%, 01/13/30	2,315	2,447,402
5.72%, 09/14/28	1,965	2,048,784
5.77%, 01/13/33	3,235	3,476,195
5.78%, 07/13/33	975	1,048,436
5.80%, 07/13/28	1,410	1,469,790
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	1,310	1,338,585
5.81%, 09/14/33(a)	1,676	1,811,541
5.84%, 07/09/44	2,735	2,856,832
5.85%, 07/13/30(a)	1,255	1,339,741
6.18%, 07/13/43(a)	1,575	1,744,611
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(b)	1,055	1,044,526
3.95%, 03/05/29(b)	1,800	1,802,607
4.20%, 03/05/31(b)	1,800	1,801,912
4.35%, 09/11/30(b)	150	151,809
4.45%, 09/10/27(a)(b)	1,685	1,702,524
4.50%, 03/13/28(b)	295	298,483
4.50%, 09/10/29(a)(b)	1,965	1,994,646
4.70%, 03/13/30(b)	1,270	1,300,730
4.80%, 03/05/36(b)	1,800	1,794,976
4.85%, 09/10/34(a)(b)	1,065	1,079,952
4.95%, 09/15/27(b)	915	930,726
5.05%, 03/13/35(a)(b)	915	942,693
5.20%, 03/07/27(b)	990	1,003,379
5.20%, 03/07/29(a)(b)	860	889,860
5.35%, 03/07/34(a)(b)	805	844,530
5.50%, 03/09/28(b)	1,110	1,144,300
Security	Par (000)	Value
Banks (continued)
5.55%, 09/14/28(a)(b)	$775	$804,799
Sumitomo Mitsui Trust Group, Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(b)(d)	140	142,332
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	1,105	1,108,189
4.38%, 05/23/28(b)	1,055	1,068,164
5.13%, 05/28/27(a)(b)	964	980,455
5.50%, 06/15/28(a)(b)	1,305	1,349,318
Swedbank AB
5.00%, 11/20/29(a)(b)	840	872,944
5.08%, 05/21/30(b)	1,160	1,201,728
5.34%, 09/20/27(a)(b)	1,785	1,824,363
5.41%, 03/14/29(a)(b)	1,520	1,582,290
Synchrony Bank, 5.63%, 08/23/27	964	981,912
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(d)	385	403,684
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	2,245	2,025,330
2.45%, 01/12/32	2,160	1,961,280
2.80%, 03/10/27(a)	1,715	1,699,119
3.20%, 03/10/32	2,891	2,727,003
3.91%, 01/13/28(a)	735	735,912
4.11%, 06/08/27	2,388	2,396,836
4.11%, 10/13/28	1,855	1,863,634
4.41%, 01/13/31	425	430,219
4.46%, 06/08/32(a)	3,485	3,517,536
4.57%, 06/02/28	1,935	1,962,825
4.69%, 09/15/27	2,555	2,588,338
4.78%, 12/17/29	1,680	1,728,086
4.81%, 06/03/30	2,475	2,544,873
4.86%, 01/31/28	2,150	2,190,324
4.93%, 10/15/35	1,200	1,209,854
4.98%, 04/05/27	1,235	1,250,396
4.99%, 04/05/29	1,600	1,648,793
5.15%, 09/10/34, (5-year CMT + 1.50%)(d)	1,950	1,988,680
5.16%, 01/10/28	2,290	2,343,189
5.30%, 01/30/32	2,080	2,189,371
5.52%, 07/17/28	2,150	2,227,720
6.35%, 10/31/85, (5-year CMT + 2.72%)(d)	1,555	1,580,163
7.25%, 07/31/84, (5-year CMT + 2.98%)(d)	1,490	1,557,768
8.13%, 10/31/82, (5-year CMT + 4.08%)(d)	1,903	1,991,054
Truist Bank
2.25%, 03/11/30	2,563	2,368,929
4.14%, 10/23/29, (1-day SOFR + 0.91%)(d)	2,125	2,127,705
4.42%, 07/24/28, (1-day SOFR + 0.77%)(d)	2,190	2,203,663
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(d)	1,755	1,759,164
Truist Financial Corp.
1.13%, 08/03/27	1,450	1,397,424
1.89%, 06/07/29, (1-day SOFR + 0.86%)(d)	2,191	2,094,200
1.95%, 06/05/30	1,500	1,377,566
3.88%, 03/19/29	1,506	1,499,275
4.12%, 06/06/28, (1-day SOFR + 1.37%)(d)	1,200	1,202,671
4.60%, 01/27/32, (1-day SOFR + 0.97%)(d)	1,125	1,136,902
4.87%, 01/26/29, (1-day SOFR + 1.44%)(d)	2,415	2,454,379
4.92%, 07/28/33, (1-day SOFR + 2.24%)(d)	2,050	2,069,301
4.96%, 10/23/36, (1-day SOFR + 1.40%)(d)	2,225	2,221,821
5.07%, 05/20/31, (1-day SOFR + 1.31%)(d)	2,965	3,060,204
5.12%, 01/26/34, (1-day SOFR + 1.85%)(d)	2,055	2,107,824
5.15%, 08/05/32, (1-day SOFR + 1.57%)(d)	1,720	1,786,553
5.44%, 01/24/30, (1-day SOFR + 1.62%)(d)	2,540	2,635,911

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 01/24/35, (1-day SOFR + 1.92%)(d)	$3,390	$3,596,938
5.87%, 06/08/34, (1-day SOFR + 2.36%)(d)	2,680	2,867,192
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(d)	1,470	1,595,326
7.16%, 10/30/29, (1-day SOFR + 2.45%)(d)	3,215	3,461,082
U.S. Bancorp
1.38%, 07/22/30	3,804	3,404,639
2.49%, 11/03/36, (5-year CMT + 0.95%)(d)	1,970	1,744,300
2.68%, 01/27/33, (1-day SOFR + 1.02%)(d)	2,207	2,009,755
3.00%, 07/30/29	1,817	1,764,152
3.90%, 04/26/28(a)	1,753	1,760,469
4.48%, 01/26/32, (1-day SOFR + 0.87%)(d)	1,705	1,723,887
4.55%, 07/22/28, (1-day SOFR + 1.66%)(d)	6,684	6,741,285
4.65%, 02/01/29, (1-day SOFR + 1.23%)(d)	3,210	3,250,935
4.84%, 02/01/34, (1-day SOFR + 1.60%)(d)	3,740	3,795,117
4.97%, 07/22/33, (1-day SOFR + 2.11%)(d)	2,200	2,240,103
5.03%, 01/26/37, (1-day SOFR + 1.10%)(d)	1,550	1,566,669
5.05%, 02/12/31, (1-day SOFR + 1.06%)(d)	2,460	2,541,343
5.08%, 05/15/31, (1-day SOFR + 1.30%)(d)	1,090	1,127,605
5.10%, 07/23/30, (1-day SOFR + 1.25%)(d)	2,180	2,255,959
5.38%, 01/23/30, (1-day SOFR + 1.56%)(d)	2,550	2,645,265
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(d)	1,975	2,072,333
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)(d)	2,920	3,099,817
5.78%, 06/12/29, (1-day SOFR + 2.02%)(d)	2,835	2,948,389
5.84%, 06/12/34, (1-day SOFR + 2.26%)(d)	2,855	3,066,450
5.85%, 10/21/33, (1-day SOFR + 2.09%)(d)	2,680	2,888,346
Series X, 3.15%, 04/27/27	1,988	1,976,816
UBS AG/London
4.50%, 06/26/48	1,940	1,712,260
5.65%, 09/11/28	2,810	2,931,933
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(a)(b)(d)	4,042	3,633,949
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(d)	3,800	3,438,060
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(d)	8,468	7,924,079
3.13%, 08/13/30(b)(d)	3,045	2,942,819
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	2,585	1,988,412
3.87%, 01/12/29, (3-mo. SOFR US + 1.67%)(b)(d)	3,787	3,774,879
4.15%, 12/23/29, (1-day SOFR + 0.84%)(b)(d)	3,635	3,636,921
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(d)	5,651	5,634,871
4.21%, 04/10/30, (1-day SOFR + 0.84%)(b)(d)	2,750	2,754,892
4.25%, 03/23/28(b)	5,075	5,090,420
4.28%, 01/09/28(a)(b)	4,212	4,222,684
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(d)	2,045	2,050,817
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(d)	2,600	2,610,718
4.75%, 05/12/28, (1-year CMT + 1.75%)(a)(b)(d)	2,805	2,827,552
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(d)	2,050	2,067,188
4.88%, 05/15/45(a)	2,788	2,603,162
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(d)	2,665	2,717,787
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	2,865	2,855,679
5.20%, 08/10/37, (1-day SOFR + 1.34%)(b)(d)	1,660	1,675,068
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(b)(d)	3,310	3,279,398
5.43%, 02/08/30, (1-year CMT + 1.52%)(b)(d)	3,460	3,586,294
5.53%, 05/06/47, (1-day SOFR + 1.49%)(b)(d)	1,240	1,240,699
5.58%, 05/09/36, (1-day SOFR + 1.76%)(b)(d)	2,855	2,972,007
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)(d)	2,800	2,931,471
5.70%, 02/08/35, (1-year CMT + 1.77%)(b)(d)	3,940	4,166,671
Security	Par (000)	Value
Banks (continued)
5.96%, 01/12/34, (1-year CMT + 2.20%)(b)(d)	$3,465	$3,722,659
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(d)	2,260	2,379,050
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(d)	3,260	3,575,479
6.44%, 08/11/28, (1-day SOFR + 3.70%)(b)(d)	3,650	3,771,498
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(d)	6,385	7,056,718
9.02%, 11/15/33, (1-day SOFR + 5.02%)(b)(d)	2,580	3,229,176
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.55%)(b)(d)	2,452	2,297,300
4.63%, 04/12/27(b)	1,000	1,006,610
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(d)	1,985	2,040,867
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(b)(d)	1,975	2,008,555
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(d)	1,615	1,732,489
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(d)	1,872	1,863,246
4.40%, 04/02/28(b)	260	263,744
Wachovia Corp.
5.50%, 08/01/35	1,760	1,828,857
7.50%, 04/15/35	866	1,024,257
Webster Financial Corp., 4.10%, 03/25/29	463	459,588
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(d)	6,445	6,318,115
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(d)	7,306	6,876,378
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(d)	7,282	6,969,648
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	7,064	5,514,759
3.35%, 03/02/33, (1-day SOFR + 1.50%)(d)	8,266	7,762,322
3.53%, 03/24/28, (1-day SOFR + 1.51%)(d)	7,680	7,640,307
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(d)	5,110	5,082,985
3.90%, 05/01/45	4,050	3,315,040
4.08%, 09/15/29, (1-day SOFR + 0.88%)(d)	5,350	5,351,435
4.15%, 01/24/29	4,282	4,308,181
4.18%, 01/23/30, (1-day SOFR + 0.74%)(d)	4,275	4,290,149
4.30%, 07/22/27	4,383	4,398,654
4.40%, 06/14/46	5,761	4,850,800
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(d)	5,145	5,198,134
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	6,894	5,944,096
4.65%, 11/04/44	3,223	2,828,373
4.75%, 12/07/46	4,114	3,643,598
4.81%, 07/25/28, (1-day SOFR + 1.98%)(d)	6,065	6,131,584
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(d)	3,585	3,595,424
4.90%, 07/25/33, (1-day SOFR + 2.10%)(d)	7,451	7,598,475
4.90%, 11/17/45	3,825	3,454,238
4.96%, 01/23/37, (1-day SOFR + 1.10%)(d)	5,600	5,621,294
4.97%, 04/23/29, (1-day SOFR + 1.37%)(d)	4,305	4,389,015
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	10,072	9,214,323
5.15%, 04/23/31, (1-day SOFR + 1.50%)(d)	6,515	6,744,556
5.20%, 01/23/30, (1-day SOFR + 1.50%)(d)	5,085	5,242,350
5.21%, 12/03/35, (1-day SOFR + 1.38%)(d)	4,800	4,928,663
5.24%, 01/24/31, (1-day SOFR + 1.11%)(d)	4,820	5,000,602
5.38%, 02/07/35	1,170	1,230,295
5.38%, 11/02/43	3,419	3,336,261
5.39%, 04/24/34, (1-day SOFR + 2.02%)(d)	6,350	6,617,365
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	5,500	5,445,139
5.50%, 01/23/35, (1-day SOFR + 1.78%)(d)	5,960	6,243,137
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(d)	$6,745	$7,097,575
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)(d)	9,525	9,854,110
5.61%, 04/23/36, (1-day SOFR + 1.74%)(d)	4,615	4,853,733
5.61%, 01/15/44	4,316	4,302,102
5.71%, 04/22/28, (1-day SOFR + 1.07%)(d)	5,650	5,753,443
5.95%, 12/01/86(a)	1,581	1,674,047
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)(d)	5,410	5,705,504
6.49%, 10/23/34, (1-day SOFR + 2.06%)(d)	5,377	5,970,604
Series B, 7.95%, 11/15/29	1,015	1,145,598
Wells Fargo Bank NA
5.85%, 02/01/37(a)	1,315	1,399,715
5.95%, 08/26/36	1,090	1,172,753
6.60%, 01/15/38	2,305	2,607,680
Westpac Banking Corp.
1.95%, 11/20/28	1,417	1,352,807
2.15%, 06/03/31	1,738	1,591,777
2.65%, 01/16/30	1,355	1,297,734
2.67%, 11/15/35, (5-year CMT + 1.75%)(d)	2,759	2,535,803
2.96%, 11/16/40	2,016	1,568,264
3.02%, 11/18/36, (5-year CMT + 1.53%)(d)	2,102	1,925,286
3.13%, 11/18/41	2,320	1,799,306
3.35%, 03/08/27	1,499	1,494,463
3.40%, 01/25/28(a)	1,724	1,717,685
4.04%, 08/26/27	995	1,001,233
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(d)	1,942	1,925,302
4.35%, 07/01/30	1,445	1,471,067
4.42%, 07/24/39	1,523	1,425,153
5.05%, 04/16/29	1,105	1,148,942
5.41%, 08/10/33, (1-year CMT + 2.68%)(d)	1,544	1,609,658
5.46%, 11/18/27	2,025	2,086,437
5.54%, 11/17/28	1,795	1,877,824
5.62%, 11/20/35, (1-year CMT + 1.20%)(d)	2,625	2,747,695
6.82%, 11/17/33	1,465	1,652,890
Westpac New Zealand Ltd.
4.13%, 01/29/29(b)	955	961,277
4.22%, 09/16/30(a)(b)	600	603,809
4.90%, 02/15/28(a)(b)	1,900	1,939,973
4.94%, 02/27/30(b)	1,190	1,227,225
5.20%, 02/28/29(b)	1,325	1,371,104
Wintrust Financial Corp., 4.85%, 06/06/29(a)	537	534,855
Woori Bank
4.75%, 01/24/29(b)	655	670,999
4.88%, 01/26/28(b)	570	581,429
5.13%, 08/06/28(b)	800	820,125
6.38%, (5-year CMT + 2.28%)(b)(d)(e)	250	260,386
Zions Bancorp N.A.
3.25%, 10/29/29	815	775,031
4.48%, 02/09/29, (1-day SOFR + 1.06%)(d)	500	500,173
4.70%, 08/18/28, (1-day SOFR + 1.16%)(d)	850	854,693
6.82%, 11/19/35, (1-day SOFR + 2.83%)(d)	285	303,477
		3,563,494,796
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	9,164	9,187,663
4.90%, 02/01/46	14,950	14,061,909
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	1,180	1,090,431
4.70%, 02/01/36(a)	1,240	1,243,202
4.90%, 02/01/46	2,578	2,416,821
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30(a)	$3,302	$3,254,333
3.75%, 07/15/42	500	417,629
4.35%, 06/01/40(a)	1,065	984,840
4.38%, 04/15/38(a)	1,085	1,043,788
4.44%, 10/06/48	3,803	3,332,856
4.50%, 06/01/50(a)	1,540	1,425,229
4.60%, 04/15/48(a)	565	507,999
4.60%, 06/01/60(a)	195	163,954
4.75%, 01/23/29(a)	3,810	3,899,631
4.75%, 04/15/58	1,180	1,054,480
4.90%, 01/23/31(a)	1,394	1,452,760
4.95%, 01/15/42	3,886	3,772,056
5.00%, 06/15/34	1,910	1,988,990
5.45%, 01/23/39	3,329	3,493,622
5.55%, 01/23/49	6,495	6,540,835
5.80%, 01/23/59(a)	3,852	3,997,980
5.88%, 06/15/35(a)	845	928,717
6.63%, 08/15/33	765	871,945
8.00%, 11/15/39	821	1,064,906
8.20%, 01/15/39(a)	2,134	2,782,280
Bacardi Ltd.
4.70%, 05/15/28(b)	2,635	2,660,305
5.15%, 05/15/38(a)(b)	960	921,471
5.30%, 05/15/48(a)(b)	1,535	1,405,084
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	1,505	1,539,849
5.40%, 06/15/33(b)	1,152	1,171,957
5.90%, 06/15/43(a)(b)	530	523,573
Bacardi-Martini BV
5.55%, 02/01/30(b)	655	679,291
6.00%, 02/01/35(b)	795	832,153
Becle SAB de CV, 2.50%, 10/14/31(b)	1,050	921,122
Brown-Forman Corp.
3.75%, 01/15/43	545	449,164
4.00%, 04/15/38	730	670,775
4.50%, 07/15/45	1,094	977,154
4.75%, 04/15/33(a)	1,015	1,040,585
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	530	483,394
Coca-Cola Co.(The)
1.00%, 03/15/28	2,165	2,058,410
1.38%, 03/15/31	2,771	2,462,931
1.45%, 06/01/27	2,303	2,244,089
1.50%, 03/05/28	1,360	1,306,865
1.65%, 06/01/30	2,810	2,574,932
2.00%, 03/05/31	1,674	1,535,519
2.13%, 09/06/29	1,869	1,775,592
2.25%, 01/05/32	2,745	2,502,986
2.50%, 06/01/40	2,221	1,688,603
2.50%, 03/15/51	2,360	1,451,546
2.60%, 06/01/50	2,221	1,408,137
2.75%, 06/01/60	1,407	843,253
2.88%, 05/05/41	1,547	1,214,375
2.90%, 05/25/27	717	711,041
3.00%, 03/05/51	3,060	2,082,135
3.38%, 03/25/27	1,612	1,609,161
3.45%, 03/25/30	2,183	2,158,118
4.20%, 03/25/50(a)	1,025	880,121
4.65%, 08/14/34(a)	1,715	1,773,239
5.00%, 05/13/34(a)	1,810	1,907,118
5.20%, 01/14/55(a)	2,680	2,634,486

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.30%, 05/13/54	$2,050	$2,036,862
5.40%, 05/13/64	3,160	3,127,041
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	1,520	1,577,821
5.45%, 06/01/34	1,010	1,071,660
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,240	1,066,908
2.75%, 01/22/30(a)	2,065	1,971,508
5.10%, 05/06/35	755	776,895
5.25%, 11/26/43	535	541,262
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	510	504,393
Constellation Brands, Inc.
2.25%, 08/01/31(a)	2,097	1,885,712
2.88%, 05/01/30	1,598	1,518,876
3.15%, 08/01/29	1,938	1,883,608
3.50%, 05/09/27(a)	883	878,679
3.60%, 02/15/28	1,785	1,773,792
3.75%, 05/01/50(a)	1,145	862,882
4.10%, 02/15/48(a)	1,146	921,728
4.35%, 05/09/27	840	843,978
4.50%, 05/09/47	1,077	927,509
4.65%, 11/15/28	945	959,387
4.75%, 05/09/32(a)	1,280	1,301,726
4.80%, 01/15/29(a)	1,325	1,352,644
4.80%, 05/01/30(a)	515	528,079
4.90%, 05/01/33(a)	1,735	1,767,331
4.95%, 11/01/35	400	400,756
5.25%, 11/15/48(a)	747	703,620
Diageo Capital PLC
2.00%, 04/29/30	2,215	2,040,704
2.13%, 04/29/32	1,360	1,198,862
2.38%, 10/24/29	1,793	1,698,563
3.88%, 05/18/28	1,925	1,928,933
3.88%, 04/29/43(a)	945	790,136
5.30%, 10/24/27	1,650	1,688,560
5.50%, 01/24/33	1,400	1,485,489
5.63%, 10/05/33	1,185	1,270,417
5.88%, 09/30/36(a)	1,173	1,282,098
Diageo Investment Corp.
4.25%, 05/11/42(a)	808	718,251
5.13%, 08/15/30	1,880	1,956,557
5.63%, 04/15/35	1,425	1,518,970
7.45%, 04/15/35	835	1,014,622
Embotelladora Andina SA, 3.95%, 01/21/50(b)	130	102,311
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	505	384,825
4.38%, 05/10/43	190	172,388
Heineken NV
3.50%, 01/29/28(a)(b)	2,492	2,475,429
4.00%, 10/01/42(a)(b)	841	721,462
4.35%, 03/29/47(a)(b)	930	799,742
JDE Peet's NV, 2.25%, 09/24/31(b)	1,006	890,197
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	1,419	1,280,446
3.20%, 05/01/30	1,431	1,370,946
3.35%, 03/15/51	979	664,831
3.43%, 06/15/27	1,042	1,034,480
3.80%, 05/01/50	1,565	1,154,815
3.95%, 04/15/29	2,040	2,028,538
4.05%, 04/15/32	1,305	1,270,569
4.35%, 05/15/28	815	819,903
Security	Par (000)	Value
Beverages (continued)
4.42%, 12/15/46	$838	$696,400
4.50%, 11/15/45	931	795,936
4.50%, 04/15/52(a)	2,062	1,704,761
4.60%, 05/25/28(a)	1,935	1,954,563
4.60%, 05/15/30	1,275	1,287,763
5.05%, 03/15/29	1,485	1,521,687
5.09%, 05/25/48	860	782,139
5.10%, 03/15/27	575	581,177
5.15%, 05/15/35(a)	1,170	1,185,516
5.30%, 03/15/34	1,030	1,059,788
Series 10, 5.20%, 03/15/31	1,289	1,331,859
Molson Coors Beverage Co.
4.20%, 07/15/46	3,070	2,496,411
5.00%, 05/01/42(a)	2,297	2,148,714
PepsiCo Singapore Financing I Pte Ltd.
4.55%, 02/16/29	1,055	1,078,122
4.70%, 02/16/34	620	630,619
PepsiCo, Inc.
1.40%, 02/25/31(a)	1,692	1,504,281
1.63%, 05/01/30	1,849	1,691,602
1.95%, 10/21/31	2,415	2,171,702
2.63%, 03/19/27	860	850,451
2.63%, 07/29/29	1,919	1,850,377
2.63%, 10/21/41	1,435	1,067,611
2.75%, 03/19/30	2,769	2,650,406
2.75%, 10/21/51	1,057	680,943
2.88%, 10/15/49	1,690	1,142,151
3.00%, 10/15/27	2,522	2,501,682
3.38%, 07/29/49	961	709,648
3.45%, 10/06/46	1,372	1,066,321
3.50%, 03/19/40(a)	710	613,099
3.60%, 02/18/28	895	895,160
3.60%, 08/13/42	535	444,898
3.63%, 03/19/50	1,862	1,437,716
3.88%, 03/19/60	1,095	847,151
3.90%, 07/18/32	2,548	2,528,113
4.00%, 03/05/42	965	845,789
4.00%, 05/02/47(a)	1,020	857,839
4.10%, 01/15/29	1,490	1,505,876
4.20%, 07/18/52	962	810,478
4.25%, 10/22/44	205	181,519
4.30%, 07/23/30(a)	1,270	1,295,490
4.45%, 02/07/28(a)	1,715	1,741,386
4.45%, 05/15/28	1,003	1,019,666
4.45%, 02/15/33	1,560	1,601,576
4.45%, 04/14/46(a)	1,805	1,636,104
4.50%, 07/17/29	1,370	1,402,096
4.60%, 02/07/30	1,300	1,336,674
4.60%, 07/17/45	482	448,593
4.65%, 07/23/32	1,720	1,771,390
4.65%, 02/15/53	900	810,825
4.80%, 07/17/34(a)	1,400	1,449,614
4.88%, 11/01/40	770	772,042
5.00%, 02/07/35(a)	1,800	1,864,138
5.00%, 07/23/35	2,200	2,280,188
5.25%, 07/17/54(a)	1,490	1,481,425
5.50%, 01/15/40	1,110	1,183,378
7.00%, 03/01/29	602	657,759
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	1,315	1,242,494
1.63%, 04/01/31(a)(b)	2,114	1,867,108
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.75%, 10/01/50(a)(b)	$845	$522,921
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	1,720	1,734,926
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	1,085	1,117,919
		264,373,071
Biotechnology — 1.0%
Amgen, Inc.
1.65%, 08/15/28	2,286	2,172,861
2.00%, 01/15/32	2,165	1,912,616
2.30%, 02/25/31(a)	2,964	2,724,429
2.45%, 02/21/30	2,513	2,370,699
2.77%, 09/01/53	1,726	1,055,467
2.80%, 08/15/41(a)	1,275	957,534
3.00%, 02/22/29	2,040	1,990,879
3.00%, 01/15/52(a)	755	502,188
3.15%, 02/21/40	2,690	2,164,521
3.20%, 11/02/27	1,660	1,645,207
3.35%, 02/22/32	1,920	1,830,028
3.38%, 02/21/50	1,439	1,047,678
4.05%, 08/18/29	2,235	2,246,615
4.20%, 02/19/31(a)	1,385	1,389,093
4.20%, 03/01/33(a)	1,700	1,680,574
4.20%, 02/22/52	1,498	1,214,085
4.40%, 05/01/45	4,392	3,844,270
4.40%, 02/22/62	2,310	1,843,339
4.56%, 06/15/48	3,205	2,803,062
4.66%, 06/15/51	6,009	5,246,107
4.85%, 02/19/36(a)	810	814,381
4.88%, 03/01/53	1,815	1,622,106
4.95%, 10/01/41	1,386	1,330,177
5.15%, 03/02/28	6,715	6,876,705
5.15%, 11/15/41(a)	2,040	1,999,918
5.25%, 03/02/30	5,305	5,536,048
5.25%, 03/02/33	7,740	8,104,358
5.50%, 02/19/46	1,800	1,790,976
5.60%, 03/02/43	4,665	4,767,764
5.65%, 06/15/42(a)	1,255	1,296,409
5.65%, 03/02/53	7,285	7,272,021
5.65%, 02/19/56	430	429,173
5.75%, 03/15/40(a)	650	688,514
5.75%, 03/02/63	4,769	4,727,035
6.38%, 06/01/37	1,069	1,204,455
6.40%, 02/01/39	1,110	1,244,634
6.90%, 06/01/38(a)	415	480,098
Baxalta, Inc., 5.25%, 06/23/45	786	763,864
Biogen, Inc.
2.25%, 05/01/30	3,971	3,683,447
3.15%, 05/01/50	2,456	1,616,116
3.25%, 02/15/51	1,371	910,121
5.05%, 01/15/31	725	752,478
5.20%, 09/15/45	2,159	2,021,954
5.75%, 05/15/35(a)	990	1,055,691
6.45%, 05/15/55	1,130	1,212,320
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	688	683,233
3.70%, 03/15/32(a)	1,350	1,286,815
CSL Finance PLC
3.85%, 04/27/27(b)	887	887,479
4.05%, 04/27/29(b)	1,825	1,830,130
4.25%, 04/27/32(b)	1,690	1,681,844
4.63%, 04/27/42(b)	1,195	1,098,245
4.75%, 04/27/52(a)(b)	1,960	1,727,571
Security	Par (000)	Value
Biotechnology (continued)
4.95%, 04/27/62(b)	$945	$840,097
5.11%, 04/03/34(a)(b)	1,470	1,522,078
5.42%, 04/03/54(a)(b)	1,100	1,070,865
Gilead Sciences, Inc.
1.20%, 10/01/27	1,622	1,559,981
1.65%, 10/01/30	2,073	1,874,144
2.60%, 10/01/40	1,826	1,367,834
2.80%, 10/01/50(a)	3,142	2,019,432
4.00%, 09/01/36	1,431	1,350,179
4.15%, 03/01/47	2,981	2,508,827
4.50%, 02/01/45	2,773	2,480,751
4.60%, 09/01/35(a)	1,694	1,692,541
4.75%, 03/01/46	3,688	3,378,135
4.80%, 11/15/29	1,375	1,417,260
4.80%, 04/01/44	3,304	3,091,226
5.10%, 06/15/35	1,770	1,832,393
5.25%, 10/15/33	760	802,035
5.50%, 11/15/54	1,645	1,639,609
5.55%, 10/15/53(a)	2,041	2,050,387
5.60%, 11/15/64	1,415	1,416,759
5.65%, 12/01/41	2,283	2,392,558
Illumina, Inc.
2.55%, 03/23/31	1,139	1,045,301
4.75%, 12/12/30	670	680,664
5.75%, 12/13/27	1,295	1,333,016
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,424	2,184,903
2.80%, 09/15/50	1,692	1,050,865
Royalty Pharma PLC
1.75%, 09/02/27	1,874	1,813,905
2.15%, 09/02/31(a)	989	883,821
2.20%, 09/02/30	2,008	1,843,697
3.30%, 09/02/40	1,807	1,427,260
3.35%, 09/02/51	1,315	889,629
3.55%, 09/02/50	1,986	1,407,259
4.45%, 03/25/31	1,295	1,303,151
5.15%, 09/02/29	1,145	1,183,930
5.20%, 09/25/35	1,885	1,915,628
5.40%, 09/02/34	1,260	1,303,936
5.90%, 09/02/54	985	989,543
5.95%, 09/25/55	1,035	1,047,651
		170,648,582
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	780	792,075
4.75%, 09/22/46	655	596,707
4.95%, 04/07/30	615	632,730
5.40%, 04/07/35(a)	1,970	2,060,136
7.13%, 07/15/36	823	964,188
Carlisle Companies, Inc.
2.20%, 03/01/32	1,125	994,821
2.75%, 03/01/30	1,695	1,609,891
3.75%, 12/01/27	640	637,963
5.25%, 09/15/35(a)	660	681,121
5.55%, 09/15/40(a)	360	372,688
Carrier Global Corp.
2.70%, 02/15/31(a)	1,785	1,672,455
2.72%, 02/15/30	4,199	3,990,182
3.38%, 04/05/40	2,748	2,252,170
3.58%, 04/05/50	2,804	2,099,400
5.90%, 03/15/34	1,960	2,120,540

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
6.20%, 03/15/54(a)	$1,190	$1,309,547
Cemex SAB de CV
3.88%, 07/11/31(b)	1,350	1,294,586
5.20%, 09/17/30(b)	1,020	1,034,473
5.45%, 11/19/29(b)	150	152,189
CRH America Finance, Inc.
3.40%, 05/09/27(a)(b)	1,063	1,057,538
3.95%, 04/04/28(a)(b)	1,982	1,981,802
4.40%, 02/09/31	1,545	1,556,516
4.40%, 05/09/47(b)	295	251,796
4.50%, 04/04/48(b)	990	858,602
5.00%, 02/09/36(a)	1,805	1,831,319
5.40%, 05/21/34	1,580	1,653,964
5.50%, 01/09/35	2,010	2,117,072
5.60%, 02/09/56	970	969,613
5.88%, 01/09/55(a)	960	997,526
CRH America, Inc., 5.13%, 05/18/45(b)	915	877,392
CRH SMW Finance DAC
5.13%, 01/09/30	1,810	1,873,385
5.20%, 05/21/29	1,535	1,591,225
Eagle Materials, Inc.
2.50%, 07/01/31	1,035	948,416
5.00%, 03/15/36(a)	740	732,909
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	1,396	1,355,315
4.00%, 03/25/32	745	723,955
4.50%, 03/25/52(a)	795	646,478
5.88%, 06/01/33(a)	1,132	1,212,139
GCC SAB de CV, 3.61%, 04/20/32(b)	415	389,757
JH North America Holdings, Inc.
5.88%, 01/31/31(a)(b)	150	153,197
6.13%, 07/31/32(b)	1,700	1,744,802
Johnson Controls International PLC
4.50%, 02/15/47	868	766,655
4.63%, 07/02/44	759	685,802
4.95%, 07/02/64(c)	536	475,370
6.00%, 01/15/36	739	807,877
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,366	1,238,694
2.00%, 09/16/31(a)	1,050	935,887
4.90%, 12/01/32	1,430	1,470,753
5.50%, 04/19/29	1,430	1,495,620
Lennox International, Inc.
1.70%, 08/01/27	660	640,071
5.50%, 09/15/28	1,065	1,102,201
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	10	9,728
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,021	1,838,349
3.20%, 07/15/51	1,890	1,286,932
3.45%, 06/01/27	489	486,369
3.50%, 12/15/27	1,021	1,013,988
4.25%, 12/15/47	885	742,555
5.15%, 12/01/34(a)	890	918,684
5.50%, 12/01/54	1,195	1,173,415
Series CB, 2.50%, 03/15/30	1,235	1,164,255
Masco Corp.
1.50%, 02/15/28	1,409	1,344,193
2.00%, 10/01/30	861	780,609
2.00%, 02/15/31(a)	1,280	1,150,711
3.13%, 02/15/51(a)	512	344,857
Security	Par (000)	Value
Building Materials (continued)
3.50%, 11/15/27	$582	$578,152
4.50%, 05/15/47(a)	849	735,570
Mohawk Industries, Inc.
3.63%, 05/15/30	200	195,600
5.85%, 09/18/28	680	708,465
Owens Corning
3.50%, 02/15/30	480	469,098
3.88%, 06/01/30	800	791,190
3.95%, 08/15/29(a)	1,993	1,984,787
4.30%, 07/15/47	1,101	910,154
4.40%, 01/30/48	1,121	944,638
5.50%, 06/15/27	630	641,527
5.70%, 06/15/34(a)	985	1,044,877
5.95%, 06/15/54(a)	1,040	1,076,658
7.00%, 12/01/36	654	751,346
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(b)	150	156,136
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,944	1,943,903
4.50%, 03/21/49	684	601,391
4.65%, 11/01/44(a)	471	434,756
5.10%, 06/13/34	1,105	1,153,259
5.25%, 03/03/33	1,260	1,332,181
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,099	1,101,557
4.30%, 02/21/48	450	390,772
5.75%, 06/15/43	909	964,695
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	575	535,699
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	379,337
Vulcan Materials Co.
3.50%, 06/01/30	1,625	1,589,194
3.90%, 04/01/27(a)	733	732,943
4.50%, 06/15/47	1,316	1,147,001
4.70%, 03/01/48	987	884,241
4.95%, 12/01/29(a)	1,335	1,375,750
5.35%, 12/01/34	1,230	1,282,924
5.70%, 12/01/54(a)	1,315	1,326,184
		100,830,140
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	1,588	1,502,927
3.50%, 09/27/46(a)(b)	1,102	852,494
Air Products and Chemicals, Inc.
1.85%, 05/15/27	1,248	1,222,572
2.05%, 05/15/30	1,549	1,435,899
2.70%, 05/15/40	1,411	1,080,547
2.80%, 05/15/50	824	539,435
4.30%, 06/11/28(a)	1,700	1,720,995
4.60%, 02/08/29	1,946	1,990,576
4.75%, 02/08/31(a)	1,300	1,342,718
4.80%, 03/03/33(a)	1,185	1,221,524
4.85%, 02/08/34(a)	1,924	1,975,194
4.90%, 10/11/32	895	927,559
Albemarle Corp.
4.65%, 06/01/27(a)	1,175	1,183,599
5.05%, 06/01/32(a)	1,370	1,395,197
5.45%, 12/01/44(a)	620	584,609
5.65%, 06/01/52	940	862,104
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Bayport Polymers LLC
4.74%, 04/14/27(b)	$175	$175,670
5.14%, 04/14/32(a)(b)	600	595,990
Cabot Corp.
4.00%, 07/01/29	1,036	1,034,506
5.00%, 06/30/32	745	762,909
CF Industries, Inc.
4.95%, 06/01/43	1,710	1,570,427
5.15%, 03/15/34	1,545	1,573,426
5.30%, 11/26/35(a)	1,670	1,698,831
5.38%, 03/15/44	1,265	1,212,599
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	1,500	1,487,734
4.75%, 05/15/30(a)(b)	660	674,276
Dow Chemical Co.(The)
2.10%, 11/15/30	1,928	1,718,329
3.60%, 11/15/50	2,100	1,365,584
4.25%, 10/01/34	1,237	1,143,735
4.38%, 11/15/42	2,204	1,744,308
4.63%, 10/01/44(a)	1,140	920,961
4.80%, 11/30/28(a)	1,579	1,604,633
4.80%, 01/15/31	2,900	2,893,281
4.80%, 05/15/49(a)	970	758,210
5.15%, 02/15/34(a)	1,935	1,920,994
5.25%, 11/15/41	1,358	1,218,359
5.35%, 03/15/35(a)	1,715	1,705,632
5.55%, 11/30/48(a)	2,191	1,930,494
5.60%, 02/15/54(a)	1,205	1,043,138
5.65%, 03/15/36(a)	1,215	1,217,754
5.95%, 03/15/55(a)	1,345	1,218,129
6.30%, 03/15/33(a)	1,565	1,662,351
6.90%, 05/15/53(a)	1,795	1,837,843
7.38%, 11/01/29	1,644	1,807,140
9.40%, 05/15/39	1,013	1,302,147
DuPont de Nemours, Inc.
4.73%, 11/15/28(b)	2,913	2,953,795
5.32%, 11/15/38	1,686	1,711,636
5.42%, 11/15/48	810	774,682
Eastman Chemical Co.
4.50%, 12/01/28	1,720	1,738,964
4.50%, 02/20/31	815	814,939
4.65%, 10/15/44(a)	1,880	1,634,561
4.80%, 09/01/42(a)	1,059	960,491
5.00%, 08/01/29(a)	1,630	1,672,903
5.63%, 02/20/34(a)	1,325	1,383,491
5.75%, 03/08/33(a)	1,180	1,254,873
Ecolab, Inc.
1.30%, 01/30/31(a)	1,795	1,580,844
2.13%, 02/01/32(a)	1,060	950,733
2.13%, 08/15/50	532	297,788
2.70%, 12/15/51(a)	1,625	1,024,657
2.75%, 08/18/55	1,228	756,542
3.25%, 12/01/27	1,049	1,042,668
3.95%, 12/01/47(a)	905	755,122
4.30%, 06/15/28	270	273,168
4.80%, 03/24/30	1,246	1,282,877
5.00%, 09/01/35(a)	1,080	1,115,091
5.25%, 01/15/28	994	1,021,430
5.50%, 12/08/41(a)	625	661,848
Security	Par (000)	Value
Chemicals (continued)
EIDP, Inc.
2.30%, 07/15/30(a)	$1,023	$956,946
4.80%, 05/15/33(a)	785	794,613
5.13%, 05/15/32(a)	915	950,777
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	1,032	941,605
4.30%, 03/18/51(b)	25	20,822
4.40%, 03/30/32(b)	285	276,469
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	1,076	1,038,764
2.30%, 11/01/30(b)	1,557	1,419,864
3.27%, 11/15/40(b)	696	546,573
3.47%, 12/01/50(a)(b)	1,402	987,310
4.38%, 06/01/47	725	600,192
4.45%, 09/26/28	1,090	1,098,306
5.00%, 09/26/48	1,271	1,147,156
Kraton Corp., 5.00%, 07/15/27(a)(b)	615	624,465
LG Chem Ltd.
2.38%, 07/07/31(b)	805	726,754
3.63%, 04/15/29(b)	265	260,255
Linde, Inc./CT
1.10%, 08/10/30(a)	1,658	1,474,817
2.00%, 08/10/50	678	369,982
3.55%, 11/07/42	1,050	859,493
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	710	812,241
LYB Finance Co. BV, 8.10%, 03/15/27(b)	805	837,800
LYB International Finance BV
4.88%, 03/15/44(a)	1,747	1,463,353
5.25%, 07/15/43	1,448	1,268,379
LYB International Finance II BV, 3.50%, 03/02/27	200	199,235
LYB International Finance III LLC
2.25%, 10/01/30	2,495	2,254,300
3.38%, 10/01/40	1,625	1,203,408
3.63%, 04/01/51	1,947	1,271,162
3.80%, 10/01/60(a)	1,389	877,581
4.20%, 10/15/49	2,308	1,674,195
4.20%, 05/01/50	1,861	1,341,179
5.13%, 01/15/31	760	772,830
5.50%, 03/01/34(a)	1,620	1,632,661
5.63%, 05/15/33	1,080	1,103,385
5.88%, 01/15/36(a)	340	343,738
6.15%, 05/15/35(a)	1,125	1,169,175
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,675	1,291,107
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(b)	625	641,797
5.25%, 01/29/36(b)	1,700	1,720,910
5.50%, 02/13/35(b)	910	938,674
MEGlobal BV, 2.63%, 04/28/28(b)	385	370,324
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	860	902,226
Mosaic Co.(The)
4.05%, 11/15/27	904	904,783
4.35%, 01/15/29	310	312,600
4.60%, 11/15/30	195	197,454
4.88%, 11/15/41(a)	480	441,307
5.38%, 11/15/28(a)	1,150	1,187,792
5.45%, 11/15/33(a)	1,037	1,076,649
5.63%, 11/15/43(a)	1,005	984,179
NewMarket Corp., 2.70%, 03/18/31	900	830,234

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
2.95%, 05/13/30	$690	$658,095
3.95%, 05/13/50	865	672,879
4.13%, 03/15/35	1,569	1,476,691
4.20%, 04/01/29	1,550	1,555,791
4.50%, 03/12/27	575	578,454
4.90%, 03/27/28(a)	1,555	1,583,179
4.90%, 06/01/43	762	704,024
5.00%, 04/01/49	1,425	1,304,588
5.20%, 06/21/27	725	736,317
5.25%, 03/12/32	1,100	1,148,741
5.25%, 01/15/45	1,303	1,258,060
5.40%, 06/21/34(a)	810	845,961
5.63%, 12/01/40	372	378,463
5.80%, 03/27/53(a)	1,495	1,528,558
5.88%, 12/01/36	1,012	1,076,631
6.13%, 01/15/41	590	630,434
OCP SA
6.10%, 04/30/30(b)	2,000	2,089,997
6.70%, 03/01/36(b)	2,000	2,156,499
6.75%, 05/02/34(b)	2,000	2,166,255
7.50%, 05/02/54(a)(b)	1,650	1,855,082
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)(b)	1,120	929,600
5.50%, 01/15/48(a)(b)	1,057	789,639
5.88%, 09/17/44(b)	1,415	1,146,348
6.75%, 09/19/42(b)	1,085	952,837
7.50%, 05/13/35(b)	20	20,153
PPG Industries, Inc.
2.55%, 06/15/30	800	751,840
2.80%, 08/15/29(a)	677	653,748
3.75%, 03/15/28	1,803	1,801,672
4.38%, 03/15/31(a)	1,020	1,026,558
5.50%, 11/15/40	205	210,055
Rohm and Haas Co., 7.85%, 07/15/29	90	99,870
RPM International, Inc.
2.95%, 01/15/32	657	604,063
3.75%, 03/15/27	835	832,639
4.25%, 01/15/48	695	575,757
4.55%, 03/01/29	1,250	1,268,212
5.25%, 06/01/45(a)	522	504,459
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,495	1,506,793
Sherwin-Williams Co.(The)
2.20%, 03/15/32	1,245	1,105,117
2.30%, 05/15/30(a)	966	898,559
2.90%, 03/15/52	1,220	766,605
2.95%, 08/15/29	1,418	1,370,300
3.30%, 05/15/50	1,005	699,760
3.45%, 06/01/27	2,110	2,099,536
3.80%, 08/15/49	1,180	899,657
4.00%, 12/15/42	475	399,365
4.30%, 08/15/28	1,005	1,014,143
4.50%, 08/15/30	1,015	1,030,374
4.50%, 06/01/47	2,166	1,878,259
4.55%, 03/01/28	1,680	1,702,224
4.55%, 08/01/45	737	644,010
4.80%, 09/01/31(a)	960	989,257
5.15%, 08/15/35(a)	1,220	1,255,750
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	1,545	1,089,604
4.25%, 05/07/29(b)	970	969,781
Security	Par (000)	Value
Chemicals (continued)
4.25%, 01/22/50(a)(b)	$1,020	$838,715
5.50%, 09/10/34(b)	970	991,825
6.50%, 11/07/33(a)(b)	1,205	1,317,278
Syensqo Finance America LLC
5.65%, 06/04/29(b)	1,155	1,199,723
5.85%, 06/04/34(b)	640	664,438
Syngenta Finance NV, 5.18%, 04/24/28(b)	100	101,524
Westlake Corp.
2.88%, 08/15/41	1,000	707,803
3.13%, 08/15/51	1,175	729,081
3.38%, 06/15/30(a)	1,330	1,286,108
3.38%, 08/15/61(a)	930	565,794
4.38%, 11/15/47(a)	949	755,791
5.00%, 08/15/46	1,445	1,271,014
5.55%, 11/15/35(a)	645	655,000
6.38%, 11/15/55	780	781,517
Yara International ASA
3.15%, 06/04/30(b)	1,415	1,344,769
4.75%, 06/01/28(b)	2,406	2,436,604
7.38%, 11/14/32(b)	970	1,109,695
		204,068,185
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	150	136,656
3.83%, 02/02/32(b)	20	18,457
4.20%, 08/04/27(b)	1,146	1,132,117
4.38%, 07/03/29(b)	860	843,454
5.00%, 08/02/41(b)	305	270,211
American University (The), Series 2019, 3.67%, 04/01/49	810	636,473
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	2,018	1,820,661
4.00%, 05/01/28(b)	1,617	1,607,120
4.25%, 11/01/29(b)	2,115	2,104,221
4.38%, 08/15/27(b)	980	978,283
5.50%, 08/11/32(b)	730	764,940
5.55%, 05/30/33(b)	1,245	1,302,710
5.80%, 04/15/34(b)	1,515	1,603,268
5.95%, 10/15/33(b)	1,345	1,435,284
Automatic Data Processing, Inc.
1.25%, 09/01/30	2,109	1,881,249
1.70%, 05/15/28	1,905	1,825,197
4.45%, 09/09/34	1,415	1,414,160
4.75%, 05/08/32	1,445	1,489,821
Block Financial LLC
2.50%, 07/15/28	1,180	1,124,301
3.88%, 08/15/30(a)	1,186	1,128,814
5.38%, 09/15/32(a)	380	373,568
Brown University, Series A, 2.92%, 09/01/50	630	430,311
California Endowment (The), Series 2021, 2.50%, 04/01/51(a)	672	412,184
California Institute of Technology
3.65%, 09/01/2119(a)	753	498,298
4.32%, 08/01/45	570	509,392
4.70%, 11/01/2111	437	356,657
Case Western Reserve University, 5.41%, 06/01/2122	175	164,523
Cintas Corp. No. 2
3.70%, 04/01/27	1,771	1,769,324
4.00%, 05/01/32	1,780	1,765,948
4.20%, 05/01/28(a)	1,520	1,534,043
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	$2,030	$2,065,103
4.88%, 04/21/33(a)(b)	1,550	1,593,184
Claremont Mckenna College, 3.78%, 01/01/2122	240	160,199
Cornell University
4.84%, 06/15/34	130	133,999
Series 2025, 4.17%, 06/15/30	735	746,668
Series 2025, 4.73%, 06/15/35	700	715,288
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	941,254
4.85%, 09/26/28(b)	1,830	1,845,892
5.50%, 05/08/35(b)	2,295	2,378,848
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)(b)	1,065	919,904
5.63%, 09/25/48(b)	2,588	2,532,135
6.85%, 07/02/37(a)(b)	3,235	3,624,429
Duke University
3.20%, 10/01/38(a)	285	241,729
3.30%, 10/01/46	525	396,541
Series 2020, 2.68%, 10/01/44	725	553,714
Series 2020, 2.76%, 10/01/50(a)	283	188,148
Series 2020, 2.83%, 10/01/55(a)	823	538,159
Element Fleet Management Corp.
4.64%, 11/24/30(b)	885	893,734
5.04%, 03/25/30(b)	1,405	1,440,222
5.64%, 03/13/27(b)	855	867,454
6.32%, 12/04/28(b)	1,605	1,693,390
Emory University
Series 2020, 2.14%, 09/01/30(a)	325	301,186
Series 2020, 2.97%, 09/01/50(a)	730	491,075
Equifax, Inc.
2.35%, 09/15/31	1,880	1,684,106
3.10%, 05/15/30	1,480	1,411,309
4.80%, 09/15/29	1,410	1,435,413
5.10%, 12/15/27(a)	1,890	1,924,939
5.10%, 06/01/28	1,525	1,557,793
7.00%, 07/01/37	748	850,955
ERAC USA Finance LLC
4.20%, 11/01/46(b)	1,166	983,300
4.50%, 02/15/45(b)	1,149	1,029,903
4.60%, 05/01/28(b)	2,370	2,407,290
4.90%, 05/01/33(b)	1,830	1,879,924
5.00%, 02/15/29(b)	1,360	1,400,556
5.20%, 10/30/34(a)(b)	1,125	1,169,622
5.40%, 05/01/53(a)(b)	1,600	1,591,500
5.63%, 03/15/42(a)(b)	1,225	1,267,112
6.70%, 06/01/34(a)(b)	1,313	1,492,816
7.00%, 10/15/37(b)	1,951	2,295,803
Experian Finance PLC
2.75%, 03/08/30(b)	1,360	1,287,658
4.25%, 02/01/29(b)	1,336	1,340,888
5.25%, 08/17/35(a)(b)	665	688,183
Ford Foundation(The)
Series 2017, 3.86%, 06/01/47(a)	802	676,494
Series 2020, 2.42%, 06/01/50(a)	705	434,781
Series 2020, 2.82%, 06/01/70	439	261,661
George Washington University(The)
4.87%, 09/15/45(a)	725	684,916
Series 2014, 4.30%, 09/15/44(a)	490	431,990
Series 2016, 3.55%, 09/15/46	723	564,896
Security	Par (000)	Value
Commercial Services (continued)
Series 2018, 4.13%, 09/15/48	$1,139	$959,705
Georgetown University(The)
5.12%, 04/01/53(a)	95	91,344
Series 20A, 2.94%, 04/01/50(a)	720	483,522
Series A, 5.22%, 10/01/2118(a)	425	385,075
Series B, 4.32%, 04/01/49	806	690,769
Global Payments, Inc.
2.90%, 05/15/30	1,863	1,734,137
2.90%, 11/15/31	1,826	1,644,283
3.20%, 08/15/29	2,559	2,454,041
4.15%, 08/15/49	1,508	1,123,064
4.45%, 06/01/28	1,115	1,117,794
4.50%, 11/15/28	1,930	1,934,439
4.88%, 11/15/30	1,510	1,508,229
4.95%, 08/15/27	410	413,361
5.20%, 11/15/32	1,500	1,508,838
5.30%, 08/15/29	995	1,022,110
5.40%, 08/15/32	1,310	1,335,407
5.55%, 11/15/35	2,075	2,064,023
5.95%, 08/15/52(a)	1,503	1,432,076
Howard University, 5.21%, 10/01/52	200	173,346
ITR Concession Co. LLC
5.18%, 07/15/35(a)(b)	845	850,890
5.28%, 07/15/40(b)	10	9,412
J Paul Getty Trust (The), 4.91%, 04/01/35	20	20,756
Johns Hopkins University
4.71%, 07/01/32	520	538,550
Series 2013, 4.08%, 07/01/53(a)	540	454,118
Series A, 2.81%, 01/01/60	384	235,778
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	375	385,953
Leland Stanford Junior University(The)
1.29%, 06/01/27(a)	455	442,165
2.41%, 06/01/50	770	480,362
3.46%, 05/01/47	400	314,960
3.65%, 05/01/48	815	661,231
4.68%, 03/01/35(a)	25	25,669
Series 2025, 4.15%, 08/01/30	1,655	1,677,466
Massachusetts Institute of Technology
3.07%, 04/01/52	635	444,417
3.89%, 07/01/2116(a)	2,515	1,816,464
3.96%, 07/01/38	505	479,189
4.68%, 07/01/2114	471	406,375
5.60%, 07/01/2111	1,120	1,154,981
5.62%, 06/01/55	710	755,354
Series F, 2.99%, 07/01/50	996	692,525
Series G, 2.29%, 07/01/51	535	314,809
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	430	337,891
Moody's Corp.
2.00%, 08/19/31(a)	815	731,365
2.55%, 08/18/60(a)	770	408,065
2.75%, 08/19/41	1,245	918,504
3.10%, 11/29/61	815	503,195
3.25%, 01/15/28(a)	1,615	1,595,938
3.25%, 05/20/50(a)	516	358,841
3.75%, 02/25/52	885	669,476
4.25%, 02/01/29	728	736,197
4.25%, 08/08/32	1,045	1,042,441
4.88%, 12/17/48	1,170	1,052,819
5.00%, 08/05/34	800	823,431
5.25%, 07/15/44	1,044	1,020,913

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Northeastern University, Series 2020, 2.89%, 10/01/50	$55	$37,621
Northwestern University
3.69%, 12/01/38	565	518,513
3.87%, 12/01/48	535	438,895
4.64%, 12/01/44	685	665,427
4.94%, 12/01/35(a)	435	450,159
Series 2017, 3.66%, 12/01/57(a)	410	310,820
Series 2020, 2.64%, 12/01/50	640	412,974
PayPal Holdings, Inc.
2.30%, 06/01/30	2,218	2,071,880
2.85%, 10/01/29	2,103	2,026,552
3.25%, 06/01/50	601	411,168
3.90%, 06/01/27	975	976,159
4.40%, 06/01/32(a)	2,390	2,392,893
4.45%, 03/06/28(a)	1,276	1,290,452
5.05%, 06/01/52(a)	2,170	1,952,503
5.10%, 04/01/35	1,295	1,311,366
5.15%, 06/01/34(a)	1,705	1,729,342
5.25%, 06/01/62	755	690,417
5.50%, 06/01/54	1,085	1,034,950
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	917	868,601
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	95	99,380
President and Fellows of Harvard College
2.52%, 10/15/50(a)	825	522,501
3.15%, 07/15/46	1,011	764,541
3.30%, 07/15/56	385	271,302
3.62%, 10/01/37(a)	663	603,944
3.75%, 11/15/52	760	601,630
4.61%, 02/15/35(a)	15	15,371
4.88%, 10/15/40(a)	437	444,871
4.89%, 03/15/30(a)	125	130,109
5.26%, 03/15/36(a)	335	358,908
6.50%, 01/15/39(a)(b)	1,101	1,271,330
Quanta Services, Inc.
2.35%, 01/15/32	2,156	1,927,156
2.90%, 10/01/30	2,283	2,159,453
3.05%, 10/01/41	1,115	847,082
4.30%, 08/09/28	1,260	1,270,353
4.50%, 01/15/31(a)	3,165	3,202,418
4.75%, 08/09/27	1,005	1,015,926
5.10%, 08/09/35	885	901,198
5.25%, 08/09/34	1,515	1,569,754
RELX Capital, Inc.
3.00%, 05/22/30	1,581	1,508,494
4.00%, 03/18/29	1,850	1,849,394
4.75%, 03/27/30(a)	845	861,698
4.75%, 05/20/32(a)	745	758,904
5.25%, 03/27/35	220	226,533
Rentokil Terminix Funding LLC
5.00%, 04/28/30(b)	1,525	1,561,415
5.63%, 04/28/35(b)	805	836,838
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	1,096	690,599
Rollins, Inc., 5.25%, 02/24/35	790	812,048
S&P Global, Inc.
1.25%, 08/15/30(a)	1,358	1,204,216
2.30%, 08/15/60(a)	1,101	567,503
2.50%, 12/01/29(a)	987	938,052
Security	Par (000)	Value
Commercial Services (continued)
2.70%, 03/01/29	$1,932	$1,867,568
2.90%, 03/01/32(a)	2,520	2,343,880
3.25%, 12/01/49	1,239	880,329
3.70%, 03/01/52(a)	1,590	1,209,398
3.90%, 03/01/62	920	693,714
4.25%, 05/01/29(a)	2,019	2,037,865
4.25%, 01/15/31(b)	1,325	1,331,085
4.50%, 05/15/48(a)	295	257,019
4.75%, 08/01/28(a)	1,439	1,469,441
4.80%, 12/04/35(a)(b)	515	516,165
5.25%, 09/15/33(a)	1,375	1,451,756
6.55%, 11/15/37(a)	695	790,625
Thomas Jefferson University, 3.85%, 11/01/57(a)	111	82,254
TR Finance LLC
5.50%, 08/15/35(a)	810	844,157
5.65%, 11/23/43	619	622,088
5.85%, 04/15/40(a)	955	974,351
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)(b)	825	835,053
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,569	1,447,140
3.38%, 03/22/27(a)(b)	341	339,367
Triton Container International Ltd., 3.15%, 06/15/31(b)	940	869,578
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32(a)	1,005	931,718
5.15%, 02/15/33	670	669,917
Trustees of Boston College
3.13%, 07/01/52	466	330,087
3.99%, 07/01/47	290	245,321
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	5	4,991
Trustees of Dartmouth College
3.47%, 06/01/46(a)	625	488,053
4.27%, 06/01/30	435	442,048
Trustees of Princeton University(The)
4.20%, 03/01/52	220	188,709
4.65%, 07/01/30	135	139,277
5.70%, 03/01/39	1,079	1,181,822
Series 2020, 2.52%, 07/01/50	400	261,106
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119(a)	447	295,267
4.67%, 09/01/2112	290	244,757
Series 2020, 2.40%, 10/01/50	445	273,182
Trustees of Tufts College
3.10%, 08/15/51(a)	710	478,239
Series 2012, 5.02%, 04/15/2112	220	192,267
UL Solutions, Inc., 6.50%, 10/20/28	480	508,309
United Rentals North America, Inc., 6.00%, 12/15/29(a)(b)	1,485	1,523,032
University of Chicago(The)
4.00%, 10/01/53	500	410,163
Series 20B, 2.76%, 04/01/45(a)	829	671,759
Series C, 2.55%, 04/01/50(a)	470	313,272
University of Miami, 4.06%, 04/01/52(a)	580	476,671
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	763	607,745
Series 2017, 3.39%, 02/15/48	643	497,585
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
University of Southern California
2.81%, 10/01/50	$685	$453,867
3.03%, 10/01/39	1,351	1,146,748
4.98%, 10/01/53(a)	300	286,133
5.25%, 10/01/2111	305	293,509
Series 2017, 3.84%, 10/01/47	905	751,259
Series 21A, 2.95%, 10/01/51	750	505,302
Series A, 3.23%, 10/01/2120(a)	575	346,142
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	279	297,226
Verisk Analytics, Inc.
3.63%, 05/15/50	999	726,223
4.13%, 03/15/29(a)	1,299	1,303,493
4.45%, 03/15/31	205	205,999
5.13%, 03/15/36	350	349,450
5.25%, 06/05/34	705	718,024
5.25%, 03/15/35	1,420	1,443,049
5.50%, 06/15/45(a)	599	580,994
5.75%, 04/01/33	1,004	1,063,977
Washington University(The)
3.52%, 04/15/54(a)	720	543,756
4.35%, 04/15/2122	385	301,692
Wesleyan University, 4.78%, 07/01/2116(a)	375	302,980
William Marsh Rice University
3.57%, 05/15/45(a)	315	258,876
3.77%, 05/15/55(a)	490	384,192
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	127,614
Yale University
Series 2020, 1.48%, 04/15/30	240	218,883
Series 2020, 2.40%, 04/15/50	742	459,822
Series 2025, 4.70%, 04/15/32	345	358,783
		226,833,507
Computers — 1.7%
Accenture Capital, Inc.
3.90%, 10/04/27	2,260	2,268,097
4.05%, 10/04/29	2,150	2,162,864
4.25%, 10/04/31	2,090	2,097,854
4.50%, 10/04/34(a)	2,495	2,468,119
Amdocs Ltd., 2.54%, 06/15/30	1,360	1,241,790
Apple, Inc.
1.20%, 02/08/28	4,410	4,218,795
1.25%, 08/20/30(a)	2,367	2,124,771
1.40%, 08/05/28	4,110	3,909,007
1.65%, 05/11/30	3,200	2,937,755
1.65%, 02/08/31	5,030	4,548,113
1.70%, 08/05/31	1,820	1,632,208
2.20%, 09/11/29	2,541	2,421,558
2.38%, 02/08/41	2,998	2,200,448
2.40%, 08/20/50	2,551	1,532,847
2.55%, 08/20/60	1,826	1,028,470
2.65%, 05/11/50	5,398	3,439,272
2.65%, 02/08/51	5,329	3,362,768
2.70%, 08/05/51	2,995	1,904,791
2.80%, 02/08/61	3,164	1,883,112
2.85%, 08/05/61	2,830	1,712,761
2.90%, 09/12/27	2,610	2,584,406
2.95%, 09/11/49	2,412	1,647,350
3.00%, 06/20/27	2,735	2,717,617
3.00%, 11/13/27	3,055	3,031,518
3.20%, 05/11/27	3,174	3,162,149
Security	Par (000)	Value
Computers (continued)
3.25%, 08/08/29	$1,930	$1,908,132
3.35%, 08/08/32(a)	2,820	2,733,288
3.45%, 02/09/45	3,438	2,722,678
3.75%, 09/12/47	2,060	1,657,565
3.75%, 11/13/47	2,208	1,774,272
3.85%, 05/04/43	5,024	4,306,366
3.85%, 08/04/46(a)	3,718	3,068,934
3.95%, 08/08/52	2,810	2,263,788
4.00%, 05/10/28	2,570	2,592,270
4.00%, 05/12/28	2,065	2,083,466
4.10%, 08/08/62	2,105	1,678,486
4.15%, 05/10/30	1,030	1,046,784
4.20%, 05/12/30	2,155	2,190,125
4.25%, 02/09/47	2,049	1,788,837
4.30%, 05/10/33	1,980	2,023,452
4.38%, 05/13/45	3,691	3,340,104
4.45%, 05/06/44(a)	2,024	1,883,666
4.50%, 05/12/32	1,635	1,688,260
4.50%, 02/23/36(a)	2,185	2,236,515
4.65%, 02/23/46	7,134	6,645,536
4.75%, 05/12/35	2,025	2,099,333
4.85%, 05/10/53(a)	2,415	2,312,007
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	2,490	2,451,903
4.00%, 07/01/29(a)(b)	1,135	1,112,046
5.95%, 08/04/33(a)	1,577	1,617,770
5.95%, 04/15/35(a)	1,285	1,303,528
CGI, Inc.
2.30%, 09/14/31(a)	900	801,721
4.95%, 03/14/30	830	843,698
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,776	1,373,230
3.45%, 12/15/51(a)	1,216	853,231
4.15%, 02/15/29	1,895	1,901,782
4.35%, 02/01/30	915	919,699
4.50%, 02/15/31	3,155	3,170,319
4.75%, 04/01/28	1,150	1,168,403
4.75%, 10/06/32	1,570	1,584,687
4.85%, 02/01/35(a)	1,515	1,505,196
5.00%, 04/01/30	1,120	1,151,875
5.10%, 02/15/36(a)	1,860	1,866,842
5.25%, 02/01/28	2,205	2,255,485
5.30%, 10/01/29	3,168	3,287,982
5.30%, 04/01/32	1,740	1,807,083
5.40%, 04/15/34(a)	1,855	1,920,472
5.50%, 04/01/35	1,550	1,611,790
5.75%, 02/01/33	1,180	1,253,054
6.10%, 07/15/27(a)	821	842,272
6.20%, 07/15/30	1,782	1,914,643
8.10%, 07/15/36	1,823	2,216,746
8.35%, 07/15/46	1,314	1,680,283
Dell, Inc.
5.40%, 09/10/40(a)	552	547,297
6.50%, 04/15/38	694	752,370
7.10%, 04/15/28(a)	1,160	1,231,332
DXC Technology Co., 2.38%, 09/15/28(a)	1,400	1,320,680
Fortinet, Inc., 2.20%, 03/15/31	1,147	1,039,549
Gartner, Inc.
3.63%, 06/15/29(b)	1,010	957,092
3.75%, 10/01/30(b)	1,530	1,414,800
4.50%, 07/01/28(b)	1,880	1,853,424

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.95%, 03/20/31	$150	$147,911
5.60%, 11/20/35(a)	980	938,916
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	740	768,366
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	425	415,029
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	1,200	1,202,147
4.15%, 09/15/28	1,210	1,212,794
4.40%, 09/25/27	2,435	2,449,011
4.40%, 10/15/30	2,405	2,408,177
4.55%, 10/15/29	3,435	3,476,081
4.85%, 10/15/31	2,455	2,489,612
5.00%, 10/15/34	3,420	3,388,962
5.25%, 07/01/28	1,415	1,452,503
5.60%, 10/15/54(a)	2,455	2,259,398
6.20%, 10/15/35(a)	1,600	1,734,410
6.35%, 10/15/45(a)	2,794	2,869,893
HP, Inc.
2.65%, 06/17/31	1,990	1,802,626
3.00%, 06/17/27	1,392	1,374,405
3.40%, 06/17/30(a)	1,393	1,339,548
4.00%, 04/15/29	2,640	2,625,224
4.20%, 04/15/32(a)	1,505	1,462,147
4.75%, 01/15/28	2,975	3,012,028
5.40%, 04/25/30(a)	750	777,391
5.50%, 01/15/33(a)	2,175	2,234,791
6.00%, 09/15/41(a)	2,085	2,091,099
6.10%, 04/25/35(a)	675	721,650
IBM International Capital Pte Ltd.
4.60%, 02/05/29	490	499,148
4.75%, 02/05/31	505	514,449
4.90%, 02/05/34	2,760	2,793,393
5.25%, 02/05/44	1,455	1,402,495
5.30%, 02/05/54	2,475	2,300,698
International Business Machines Corp.
1.70%, 05/15/27	1,992	1,941,960
1.95%, 05/15/30	3,630	3,328,734
2.72%, 02/09/32	995	912,097
2.85%, 05/15/40	1,684	1,273,936
2.95%, 05/15/50	927	594,332
3.43%, 02/09/52	1,605	1,103,631
3.50%, 05/15/29	6,131	6,044,684
4.00%, 06/20/42	1,833	1,547,049
4.15%, 07/27/27	1,100	1,105,823
4.15%, 05/15/39	3,619	3,245,243
4.25%, 05/15/49	4,758	3,858,407
4.40%, 07/27/32(a)	1,135	1,136,228
4.50%, 02/06/28(a)	1,860	1,883,838
4.60%, 02/03/33	100	100,779
4.65%, 02/10/28	1,960	1,990,698
4.70%, 02/19/46	1,890	1,675,534
4.75%, 02/06/33(a)	1,520	1,549,007
4.80%, 02/10/30(a)	2,110	2,162,070
4.90%, 07/27/52	1,845	1,629,502
4.95%, 02/03/36	300	300,584
5.00%, 02/10/32	2,540	2,616,173
5.10%, 02/06/53	1,040	945,887
5.20%, 02/10/35(a)	630	650,350
5.60%, 11/30/39(a)	1,475	1,535,173
5.70%, 02/10/55(a)	1,735	1,709,144
Security	Par (000)	Value
Computers (continued)
5.80%, 02/03/56	$170	$170,242
5.88%, 11/29/32(a)	1,288	1,397,026
6.22%, 08/01/27	1,047	1,082,162
6.50%, 01/15/28	1,183	1,239,894
7.13%, 12/01/96(a)	435	510,819
Kyndryl Holdings, Inc.
2.70%, 10/15/28(a)	1,402	1,292,419
3.15%, 10/15/31	1,490	1,265,391
4.10%, 10/15/41	1,197	858,557
6.35%, 02/20/34(a)	995	949,697
Leidos, Inc.
2.30%, 02/15/31	1,207	1,096,500
4.10%, 03/15/29	885	887,266
4.38%, 05/15/30	865	868,087
5.00%, 03/15/36	1,000	997,656
5.40%, 03/15/32	795	829,387
5.50%, 03/15/35	695	724,129
5.75%, 03/15/33(a)	615	653,005
Lenovo Group Ltd.
3.42%, 11/02/30(b)	1,060	1,017,660
5.83%, 01/27/28(a)(b)	560	577,912
6.54%, 07/27/32(b)	700	770,894
NetApp, Inc.
2.38%, 06/22/27	1,210	1,185,108
2.70%, 06/22/30	1,775	1,663,953
5.50%, 03/17/32	1,240	1,292,479
5.70%, 03/17/35	1,005	1,049,209
Teledyne FLIR LLC, 2.50%, 08/01/30	1,098	1,028,252
		288,227,457
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27	550	546,613
3.25%, 08/15/32(a)	1,142	1,093,900
3.70%, 08/01/47	712	578,439
4.00%, 08/15/45(a)	1,121	984,550
4.20%, 05/01/30	875	888,472
4.60%, 03/01/28	1,501	1,527,198
4.60%, 03/01/33(a)	1,071	1,106,170
Conopco, Inc., Series F, 6.63%, 04/15/28	280	295,102
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	540	531,119
5.60%, 01/15/31(b)	125	125,397
6.63%, 07/15/30(a)(b)	860	871,326
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31(a)	1,370	1,236,843
2.38%, 12/01/29	1,562	1,476,260
2.60%, 04/15/30	1,585	1,502,834
3.13%, 12/01/49	1,214	826,652
3.15%, 03/15/27	870	864,213
3.70%, 08/15/42(a)	492	400,237
4.15%, 03/15/47	1,182	970,206
4.38%, 05/15/28	1,950	1,971,117
4.38%, 06/15/45	834	719,234
4.65%, 05/15/33(a)	1,210	1,228,797
5.00%, 02/14/34(a)	1,040	1,074,151
5.15%, 05/15/53(a)	824	771,818
6.00%, 05/15/37(a)	711	785,346
Haleon U.S. Capital LLC
3.38%, 03/24/27	3,205	3,189,490
3.38%, 03/24/29	1,758	1,728,030
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.63%, 03/24/32	$3,235	$3,116,995
4.00%, 03/24/52(a)	1,905	1,531,075
Kenvue, Inc.
4.85%, 05/22/32(a)	1,725	1,782,830
4.90%, 03/22/33(a)	2,295	2,370,695
5.00%, 03/22/30(a)	3,090	3,201,866
5.05%, 03/22/28	2,070	2,119,505
5.05%, 03/22/53(a)	2,644	2,465,757
5.10%, 03/22/43(a)	1,280	1,258,331
5.20%, 03/22/63	1,579	1,467,256
L'Oreal SA, 5.00%, 05/20/35(b)	1,380	1,435,108
Procter & Gamble Co.(The)
1.20%, 10/29/30	2,012	1,790,447
1.95%, 04/23/31	1,950	1,781,787
2.30%, 02/01/32(a)	1,590	1,467,217
2.80%, 03/25/27	894	886,155
2.85%, 08/11/27	1,422	1,409,584
3.00%, 03/25/30	2,540	2,470,652
3.50%, 10/25/47(a)	1,030	820,062
3.55%, 03/25/40(a)	863	761,690
3.60%, 03/25/50(a)	870	685,276
3.95%, 01/26/28(a)	1,090	1,098,846
4.05%, 05/01/30	1,255	1,270,875
4.05%, 01/26/33(a)	1,175	1,185,822
4.10%, 11/03/32	1,415	1,425,248
4.15%, 10/24/29	950	967,556
4.35%, 01/29/29	1,025	1,050,263
4.35%, 11/03/35	910	908,826
4.55%, 01/29/34	1,375	1,410,940
4.55%, 10/24/34(a)	390	400,565
4.60%, 05/01/35(a)	1,040	1,063,884
5.50%, 02/01/34	602	649,825
5.55%, 03/05/37(a)	1,362	1,492,822
5.80%, 08/15/34(a)	765	846,891
Unilever Capital Corp.
1.38%, 09/14/30	1,290	1,164,382
1.75%, 08/12/31	1,970	1,755,123
2.13%, 09/06/29	1,890	1,790,665
2.90%, 05/05/27	1,815	1,800,815
3.50%, 03/22/28	2,215	2,208,583
4.25%, 08/12/27	790	796,532
4.63%, 08/12/34	1,435	1,459,720
4.88%, 09/08/28	1,585	1,628,385
5.00%, 12/08/33(a)	1,404	1,471,834
5.90%, 11/15/32(a)	2,109	2,329,730
Series 30Y, 2.63%, 08/12/51	905	577,174
		90,871,108
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,148	1,102,973
4.25%, 04/20/27(b)	545	546,445
4.50%, 10/24/28(b)	1,700	1,715,202
4.65%, 04/20/32(b)	1,165	1,173,563
LKQ Corp.
5.75%, 06/15/28	870	893,506
6.25%, 06/15/33	825	874,331
Marubeni Corp., 5.38%, 04/01/35(a)(b)	455	479,387
Mitsubishi Corp.
4.00%, 09/09/28(b)	1,135	1,139,356
4.13%, 09/09/30(a)(b)	1,130	1,138,148
4.88%, 09/09/35(a)(b)	570	578,913
Security	Par (000)	Value
Distribution & Wholesale (continued)
5.00%, 07/05/28(b)	$1,075	$1,101,247
5.00%, 07/02/29(b)	1,575	1,626,781
5.13%, 07/17/34(a)(b)	870	904,299
WW Grainger, Inc.
3.75%, 05/15/46(a)	975	792,126
4.20%, 05/15/47	766	660,504
4.45%, 09/15/34	265	265,853
4.60%, 06/15/45	1,433	1,320,115
		16,312,749
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	6,455	6,279,548
3.30%, 01/30/32	6,315	5,901,371
3.40%, 10/29/33	2,695	2,459,844
3.65%, 07/21/27	1,512	1,506,502
3.85%, 10/29/41	3,835	3,192,784
3.88%, 01/23/28(a)	1,163	1,160,615
4.13%, 02/28/29	980	980,513
4.38%, 11/15/30	690	691,821
4.63%, 10/15/27	773	780,146
4.63%, 09/10/29	2,015	2,043,194
4.75%, 01/15/33(a)	600	601,175
4.88%, 04/01/28	1,300	1,321,806
4.95%, 09/10/34	2,150	2,155,531
5.00%, 11/15/35(a)	1,175	1,173,277
5.10%, 01/19/29	1,295	1,329,661
5.30%, 01/19/34	2,050	2,108,997
5.38%, 12/15/31	1,035	1,080,262
5.75%, 06/06/28(a)	2,330	2,412,982
6.15%, 09/30/30	1,590	1,706,798
6.45%, 04/15/27	1,725	1,768,411
6.50%, 01/31/56, (5-year CMT + 2.44%)(d)	700	725,677
6.95%, 03/10/55, (5-year CMT + 2.72%)(d)	920	972,325
Affiliated Managers Group, Inc.
3.30%, 06/15/30	1,132	1,086,379
5.50%, 08/20/34	590	603,491
5.50%, 02/15/36	720	725,897
Air Lease Corp.
2.10%, 09/01/28	1,047	994,614
2.88%, 01/15/32(a)	1,165	1,058,290
3.00%, 02/01/30	875	828,895
3.13%, 12/01/30	1,254	1,179,457
3.25%, 10/01/29	985	950,363
3.63%, 04/01/27	1,158	1,150,123
3.63%, 12/01/27	855	849,184
4.63%, 10/01/28	840	847,284
5.10%, 03/01/29	715	731,321
5.20%, 07/15/31	915	939,193
5.30%, 02/01/28(a)	1,165	1,189,299
5.85%, 12/15/27(a)	1,160	1,194,666
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	215	219,665
Aircastle Ltd.
2.85%, 01/26/28(b)	1,392	1,359,401
5.95%, 02/15/29(a)(b)	1,255	1,314,127
6.50%, 07/18/28(b)	1,380	1,450,342
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	1,315	1,344,540
5.25%, 03/15/30(a)(b)	795	820,651
5.75%, 10/01/31(a)(b)	795	837,849

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial, Inc.
2.20%, 11/02/28	$1,460	$1,389,652
4.75%, 06/09/27	1,225	1,234,578
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(d)	925	950,968
5.55%, 07/31/33, (1-day SOFR + 1.78%)(d)	1,320	1,331,775
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(d)	965	990,811
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)(d)	1,365	1,408,990
6.85%, 01/03/30, (1-day SOFR + 2.82%)(d)	1,400	1,482,119
6.99%, 06/13/29, (1-day SOFR + 3.26%)(d)	1,479	1,557,847
7.10%, 11/15/27	1,419	1,487,430
8.00%, 11/01/31(a)	4,415	5,014,839
American Express Co.
2.55%, 03/04/27	2,958	2,924,828
3.30%, 05/03/27	2,704	2,691,008
4.01%, 02/09/29, (1-day SOFR + 0.58%)(d)	2,375	2,382,086
4.05%, 05/03/29	2,050	2,067,573
4.05%, 12/03/42(a)	1,905	1,662,118
4.35%, 07/20/29, (1-day SOFR + 0.81%)(d)	3,120	3,149,365
4.42%, 08/03/33, (1-day SOFR + 1.76%)(d)	2,435	2,433,288
4.46%, 02/10/32, (1-day SOFR + 0.87%)(d)	1,575	1,590,434
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)(d)	2,545	2,587,151
4.80%, 10/24/36, (1-day SOFR + 1.24%)(d)	3,030	3,000,868
4.92%, 07/20/33, (1-day SOFR + 1.22%)(d)	2,560	2,622,392
4.99%, 05/26/33, (1-day SOFR + 2.26%)(d)	1,551	1,582,700
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)(d)	2,610	2,696,721
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)(d)	1,905	1,934,771
5.04%, 05/01/34, (1-day SOFR + 1.84%)(d)	2,140	2,199,983
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(d)	2,570	2,655,240
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(d)	2,635	2,714,766
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)(d)	2,585	2,684,135
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)(d)	105	107,295
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(d)	2,700	2,813,926
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(d)	2,285	2,386,020
5.63%, 07/28/34, (1-day SOFR + 1.93%)(d)	1,010	1,058,327
5.67%, 04/25/36, (1-day SOFR + 1.79%)(d)	2,445	2,589,301
5.85%, 11/05/27(a)	2,485	2,564,224
5.92%, 04/25/35, (1-day SOFR + 1.63%)(d)	1,030	1,100,169
6.49%, 10/30/31, (1-day SOFR + 1.94%)(d)	2,015	2,207,473
American Express Credit Corp., 3.30%, 05/03/27	650	646,412
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	1,075	1,086,862
5.15%, 05/15/33	1,045	1,085,211
5.20%, 04/15/35	1,245	1,266,923
5.70%, 12/15/28	1,685	1,763,622
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,035	995,881
Apollo Global Management, Inc.
4.60%, 01/15/31	650	654,422
5.15%, 08/12/35(a)	1,945	1,926,853
5.80%, 05/21/54(a)	1,530	1,448,404
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(d)	400	384,278
6.38%, 11/15/33	1,075	1,173,955
Ares Finance Co. II LLC, 3.25%, 06/15/30(a)(b)	1,080	1,034,130
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	965	656,146
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Management Corp.
5.60%, 10/11/54(a)	$1,325	$1,204,191
6.38%, 11/10/28	1,010	1,059,671
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	975	975,023
4.95%, 11/15/30(b)	70	70,104
5.25%, 01/15/33(b)	600	596,354
6.05%, 01/15/28(b)	360	369,122
6.25%, 01/15/30(b)	1,655	1,734,299
Aviation Capital Group LLC
3.50%, 11/01/27(b)	1,090	1,078,194
4.25%, 04/30/29(b)	720	720,020
4.75%, 04/14/27(b)	215	216,337
4.80%, 10/24/30(a)(b)	1,810	1,828,757
4.88%, 01/28/33(b)	725	722,521
5.13%, 04/10/30(a)(b)	815	837,334
5.38%, 07/15/29(b)	940	971,001
6.25%, 04/15/28(a)(b)	1,440	1,496,441
6.38%, 07/15/30(a)(b)	574	616,515
6.75%, 10/25/28(b)	765	811,312
Avilease Capital Ltd., 4.75%, 11/12/30(b)	520	518,212
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	1,323	1,288,150
2.75%, 02/21/28(b)	1,885	1,834,014
4.20%, 04/15/29(b)	450	448,801
4.70%, 01/30/31(b)	1,015	1,018,544
4.85%, 04/01/33(b)	535	530,276
4.95%, 01/15/28(b)	2,070	2,097,492
4.95%, 10/15/32(b)	2,165	2,170,183
5.15%, 01/15/30(a)(b)	1,045	1,070,136
5.38%, 05/30/30(b)	1,495	1,546,284
5.75%, 03/01/29(b)	1,903	1,979,759
5.75%, 11/15/29(b)	1,515	1,583,210
6.38%, 05/04/28(b)	1,955	2,037,588
BGC Group, Inc.
6.15%, 04/02/30	1,215	1,265,452
6.60%, 06/10/29	935	982,372
8.00%, 05/25/28	815	871,209
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	1,378	1,209,448
1.63%, 08/05/28(a)(b)	1,678	1,586,071
2.00%, 01/30/32(b)	2,543	2,207,768
2.50%, 01/10/30(a)(b)	1,443	1,357,381
2.55%, 03/30/32(b)	675	602,874
2.80%, 09/30/50(a)(b)	772	475,539
2.85%, 08/05/51(b)	1,050	655,327
3.15%, 10/02/27(a)(b)	592	584,703
3.20%, 01/30/52(a)(b)	1,765	1,173,647
3.50%, 09/10/49(b)	840	604,458
4.00%, 10/02/47(b)	829	651,448
4.45%, 07/15/45(a)(b)	695	598,721
5.00%, 06/15/44(a)(b)	841	783,977
5.90%, 11/03/27(a)(b)	1,385	1,425,116
6.20%, 04/22/33(b)	1,795	1,946,256
6.25%, 08/15/42(b)	431	457,067
Blue Owl Finance LLC
3.13%, 06/10/31	1,368	1,215,951
4.13%, 10/07/51(a)	665	441,924
4.38%, 02/15/32(a)	920	857,779
6.25%, 04/18/34(a)	1,735	1,733,344
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	$1,370	$1,295,196
3.00%, 09/11/29(a)(b)	1,061	1,027,172
3.50%, 09/18/27(a)(b)	1,215	1,208,289
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	735	756,071
4.88%, 05/03/33(b)	1,135	1,177,473
5.25%, 01/14/30(a)(b)	880	919,148
5.75%, 11/09/28(a)(b)	1,605	1,679,741
Brookfield Asset Management Ltd.
4.65%, 11/15/30	1,265	1,278,606
5.30%, 01/15/36	765	761,202
5.80%, 04/24/35	1,455	1,510,108
6.08%, 09/15/55	1,575	1,601,324
Brookfield Capital Finance LLC, 6.09%, 06/14/33	759	805,754
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	1,690	1,492,327
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	394	266,521
Brookfield Finance, Inc.
2.72%, 04/15/31(a)	1,345	1,239,273
3.50%, 03/30/51	1,405	959,838
3.63%, 02/15/52(a)	1,000	695,492
3.90%, 01/25/28(a)	2,379	2,373,611
4.35%, 04/15/30	2,214	2,218,250
4.70%, 09/20/47	1,813	1,563,218
4.85%, 03/29/29	2,441	2,485,914
5.33%, 01/15/36(a)	2,085	2,080,808
5.68%, 01/15/35	1,525	1,575,490
5.97%, 03/04/54(a)	1,875	1,867,158
6.35%, 01/05/34(a)	1,235	1,338,681
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	125	132,353
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	655	655,332
7.20%, 12/12/28(b)	1,250	1,327,206
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(d)	1,109	977,232
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)(d)	1,655	1,498,653
3.27%, 03/01/30, (1-day SOFR + 1.79%)(d)	2,575	2,511,494
3.65%, 05/11/27	1,697	1,691,025
3.75%, 03/09/27	2,011	2,008,416
3.80%, 01/31/28	2,664	2,656,431
4.49%, 09/11/31, (1-day SOFR + 1.25%)(d)	1,805	1,805,341
4.93%, 05/10/28, (1-day SOFR + 2.06%)(d)	2,875	2,903,362
5.20%, 09/11/36, (1-day SOFR + 1.63%)(d)	1,885	1,879,782
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(d)	1,595	1,648,170
5.27%, 05/10/33, (1-day SOFR + 2.37%)(d)	2,213	2,272,412
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)(d)	145	146,316
5.46%, 07/26/30, (1-day SOFR + 1.56%)(d)	1,640	1,700,950
5.47%, 02/01/29, (1-day SOFR + 2.08%)(d)	2,025	2,076,197
5.70%, 02/01/30, (1-day SOFR + 1.91%)(d)	1,610	1,676,708
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)(d)	2,200	2,321,444
5.88%, 07/26/35, (1-day SOFR + 1.99%)(d)	1,690	1,781,213
6.05%, 02/01/35, (1-day SOFR + 2.26%)(d)	1,755	1,864,495
6.18%, 01/30/36, (1-day SOFR + 2.04%)(d)	3,905	4,060,924
6.31%, 06/08/29, (1-day SOFR + 2.64%)(d)	2,735	2,862,732
6.38%, 06/08/34, (1-day SOFR + 2.86%)(d)	3,410	3,696,899
6.70%, 11/29/32	1,160	1,288,832
7.62%, 10/30/31, (1-day SOFR + 3.07%)(d)	3,075	3,465,984
Security	Par (000)	Value
Diversified Financial Services (continued)
7.96%, 11/02/34, (1-day SOFR + 3.37%)(d)	$2,085	$2,454,298
Cboe Global Markets, Inc.
1.63%, 12/15/30	903	806,777
3.00%, 03/16/32	605	565,794
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	2,129	1,887,728
1.95%, 12/01/31(a)	1,412	1,252,719
2.00%, 03/20/28	2,330	2,250,903
2.30%, 05/13/31	1,760	1,610,080
2.45%, 03/03/27	2,294	2,264,821
2.75%, 10/01/29	982	944,315
2.90%, 03/03/32	2,235	2,068,714
3.20%, 03/02/27(a)	925	920,064
3.20%, 01/25/28	1,775	1,759,742
3.25%, 05/22/29(a)	1,140	1,120,519
3.30%, 04/01/27	1,169	1,162,454
4.00%, 02/01/29	1,594	1,606,240
4.34%, 11/14/31, (1-day SOFR + 0.94%)(d)	1,970	1,982,475
4.63%, 03/22/30(a)	980	1,008,739
4.91%, 11/14/36, (1-day SOFR + 1.23%)(d)	1,800	1,800,540
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)(d)	2,255	2,340,609
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)(d)	1,740	1,870,908
6.14%, 08/24/34, (1-day SOFR + 2.01%)(d)	2,340	2,557,452
6.20%, 11/17/29, (1-day SOFR + 1.88%)(d)	2,494	2,639,587
CI Financial Corp.
3.20%, 12/17/30	1,690	1,548,867
4.10%, 06/15/51	685	481,427
7.50%, 05/30/29(b)	890	950,474
Citadel Finance LLC
4.75%, 02/14/29(b)	760	756,417
5.15%, 02/14/31(b)	750	746,975
5.90%, 02/10/30(b)	2,160	2,216,142
Citadel LP
6.00%, 01/23/30(a)(b)	780	814,919
6.38%, 01/23/32(b)	950	1,005,345
Citadel Securities Global Holdings LLC
5.50%, 06/18/30(b)	215	221,194
6.20%, 06/18/35(b)	905	956,878
Citigroup Global Markets Holdings, Inc., 5.00%, 05/28/29	20	20,759
CME Group, Inc.
2.65%, 03/15/32	1,765	1,632,493
3.75%, 06/15/28	1,997	1,997,146
4.15%, 06/15/48	1,281	1,098,905
4.40%, 03/15/30	2,560	2,607,369
5.30%, 09/15/43	1,351	1,380,099
Eaton Vance Corp., 3.50%, 04/06/27	576	574,263
Enact Holdings, Inc., 6.25%, 05/28/29	1,105	1,159,577
Equitable America Global Funding
3.95%, 09/15/27(b)	125	124,911
4.30%, 12/15/28(b)	1,095	1,100,548
4.65%, 06/09/28(b)	1,490	1,507,010
4.70%, 09/15/32(b)	700	696,537
4.95%, 06/09/30(b)	900	919,506
FMR LLC
4.95%, 02/01/33(a)(b)	880	899,282
5.15%, 02/01/43(b)	447	435,845
6.45%, 11/15/39(b)	770	859,239
6.50%, 12/14/40(b)	820	921,868
7.57%, 06/15/29(b)	1,670	1,843,239

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Franklin Resources, Inc.
1.60%, 10/30/30	$1,767	$1,588,891
2.95%, 08/12/51	715	453,716
Invesco Finance PLC, 5.38%, 11/30/43	630	617,192
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	610	620,627
Jefferies Financial Group, Inc.
2.63%, 10/15/31	2,152	1,912,805
2.75%, 10/15/32	1,135	991,205
4.15%, 01/23/30	3,496	3,438,093
5.50%, 02/15/36(a)	1,395	1,371,976
5.88%, 07/21/28	2,325	2,400,332
6.20%, 04/14/34(a)	2,860	2,990,971
6.25%, 01/15/36	1,075	1,118,864
6.45%, 06/08/27(a)	632	648,085
6.50%, 01/20/43(a)	864	879,099
6.63%, 10/23/43	430	432,203
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	1,008	978,213
Lazard Group LLC
4.38%, 03/11/29(a)	1,347	1,349,924
4.50%, 09/19/28	1,116	1,122,879
5.63%, 08/01/35(a)	475	492,483
6.00%, 03/15/31(a)	580	619,441
Legg Mason, Inc., 5.63%, 01/15/44(a)	941	941,502
LPL Holdings, Inc.
4.00%, 03/15/29(b)	2,140	2,110,906
4.38%, 05/15/31(a)(b)	660	645,787
4.63%, 11/15/27(a)(b)	2,160	2,158,675
4.90%, 04/03/28(a)	1,005	1,016,630
5.15%, 06/15/30	1,445	1,474,556
5.20%, 03/15/30	1,585	1,618,308
5.65%, 03/15/35	1,200	1,217,609
5.70%, 05/20/27	920	935,301
5.75%, 06/15/35	480	490,322
6.00%, 05/20/34	1,320	1,375,491
6.75%, 11/17/28	1,575	1,670,209
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	900	908,221
5.30%, 03/28/34(b)	1,265	1,304,734
LSEGA Financing PLC
2.00%, 04/06/28(b)	2,558	2,455,373
2.50%, 04/06/31(b)	2,108	1,927,350
3.20%, 04/06/41(b)	1,646	1,280,335
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(a)(b)	735	750,997
5.20%, 03/27/28(b)	840	854,059
6.40%, 03/26/29(b)	775	817,272
6.50%, 03/26/31(b)	780	841,614
Marex Group PLC
5.83%, 05/08/28	220	224,385
6.40%, 11/04/29	1,165	1,219,590
Mastercard, Inc.
1.90%, 03/15/31(a)	1,275	1,157,208
2.00%, 11/18/31	1,720	1,548,124
2.95%, 06/01/29	2,460	2,397,837
2.95%, 03/15/51(a)	1,136	757,162
3.30%, 03/26/27	1,553	1,546,184
3.35%, 03/26/30	2,540	2,496,170
3.50%, 02/26/28	1,051	1,050,055
3.65%, 06/01/49	1,917	1,476,743
Security	Par (000)	Value
Diversified Financial Services (continued)
3.80%, 11/21/46	$1,115	$903,896
3.85%, 03/26/50	2,929	2,329,878
3.95%, 02/26/48	1,000	816,718
4.10%, 01/15/28	1,900	1,916,778
4.35%, 01/15/32	1,210	1,226,398
4.55%, 03/15/28	1,060	1,077,461
4.55%, 01/15/35(a)	1,185	1,192,588
4.85%, 03/09/33	1,270	1,314,408
4.88%, 03/09/28(a)	1,135	1,159,840
4.88%, 05/09/34	1,950	2,011,486
4.95%, 03/15/32	945	988,055
Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	25	24,289
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	150	148,704
5.08%, 09/15/27(b)	1,095	1,110,308
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	710	718,431
5.15%, 10/24/29(b)	240	248,139
5.66%, 02/28/33(a)(b)	775	820,037
5.81%, 09/12/28(a)(b)	660	685,940
Nasdaq, Inc.
1.65%, 01/15/31(a)	1,346	1,200,378
2.50%, 12/21/40	2,114	1,524,239
3.25%, 04/28/50(a)	1,315	901,770
3.95%, 03/07/52	909	690,248
5.35%, 06/28/28	2,435	2,507,286
5.55%, 02/15/34	2,477	2,610,581
5.95%, 08/15/53(a)	1,135	1,176,445
6.10%, 06/28/63(a)	1,415	1,469,576
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(a)(b)	568	568,416
4.88%, 04/15/45(a)(b)	440	390,566
Nomura Holdings, Inc.
2.17%, 07/14/28	1,954	1,870,032
2.61%, 07/14/31	1,870	1,705,110
2.68%, 07/16/30	2,109	1,972,499
2.71%, 01/22/29	795	765,134
3.00%, 01/22/32(a)	1,600	1,479,703
3.10%, 01/16/30	2,925	2,805,724
4.90%, 07/01/30	1,470	1,504,038
5.04%, 06/10/36, (5-year CMT + 1.30%)(d)	680	681,388
5.39%, 07/06/27	200	203,459
5.49%, 06/29/35(a)	1,460	1,523,180
5.59%, 07/02/27	200	204,061
5.61%, 07/06/29	915	955,804
5.78%, 07/03/34(a)	1,680	1,787,382
5.84%, 01/18/28	2,100	2,167,373
6.07%, 07/12/28	1,595	1,666,647
6.09%, 07/12/33(a)	1,150	1,248,628
6.18%, 01/18/33	790	861,085
Nuveen LLC
4.00%, 11/01/28(a)(b)	2,395	2,398,440
5.55%, 01/15/30(b)	1,600	1,670,069
5.85%, 04/15/34(b)	1,195	1,270,554
ORIX Corp.
2.25%, 03/09/31	885	807,102
3.70%, 07/18/27(a)	600	598,758
4.00%, 04/13/32	910	897,713
4.45%, 09/09/30(a)	1,240	1,253,989
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.65%, 09/10/29(a)	$750	$768,377
5.00%, 09/13/27	570	579,073
5.20%, 09/13/32(a)	735	771,207
5.40%, 02/25/35	820	855,926
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	1,086	1,072,153
6.15%, 12/06/28(b)	1,040	1,090,228
Radian Group, Inc.
4.88%, 03/15/27	890	892,244
6.20%, 05/15/29	1,115	1,170,575
Raymond James Financial, Inc.
3.75%, 04/01/51	1,550	1,147,416
4.65%, 04/01/30(a)	1,082	1,106,743
4.90%, 09/11/35	1,370	1,367,716
4.95%, 07/15/46	1,574	1,452,982
5.65%, 09/11/55	640	626,317
REC Ltd.
4.75%, 09/27/29(b)	305	309,513
5.63%, 04/11/28(a)(b)	705	723,677
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	1,235	1,245,165
5.40%, 09/15/30(a)(b)	1,210	1,223,417
Stifel Financial Corp., 4.00%, 05/15/30	810	799,816
SURA Asset Management SA, 6.35%, 05/13/32(b)	245	261,587
Synchrony Financial
2.88%, 10/28/31	1,840	1,652,114
3.95%, 12/01/27	2,121	2,111,277
4.95%, 02/25/32, (1-day SOFR + 1.53%)(d)	515	511,960
5.02%, 07/29/29, (1-day SOFR + 1.40%)(d)	280	283,602
5.15%, 03/19/29	1,463	1,486,728
5.45%, 03/06/31, (1-day SOFR + 1.68%)(d)	550	561,769
5.94%, 08/02/30, (1-day SOFR + 2.13%)(d)	1,705	1,769,402
6.00%, 07/29/36, (1-day SOFR + 2.07%)(d)	830	845,877
TPG Operating Group II LP
4.88%, 05/15/31	40	40,177
5.38%, 01/15/36	620	612,553
5.88%, 03/05/34	1,245	1,289,270
UBS Americas, Inc., 7.13%, 07/15/32(a)	1,523	1,757,040
USAA Capital Corp.
2.13%, 05/01/30(b)	672	625,299
4.38%, 06/01/28(b)	595	602,405
5.25%, 06/01/27(a)(b)	550	560,600
Visa, Inc.
0.75%, 08/15/27	879	844,584
1.10%, 02/15/31(a)	2,109	1,854,744
1.90%, 04/15/27	2,263	2,219,522
2.00%, 08/15/50(a)	3,922	2,162,640
2.05%, 04/15/30(a)	2,983	2,787,839
2.70%, 04/15/40	1,768	1,382,539
2.75%, 09/15/27	1,090	1,076,022
3.65%, 09/15/47(a)	1,607	1,274,061
3.80%, 02/12/29	995	999,974
4.10%, 02/12/31	850	859,855
4.15%, 12/14/35(a)	2,819	2,758,412
4.30%, 12/14/45	4,782	4,237,555
4.40%, 02/12/33(a)	850	859,634
4.70%, 02/12/36	850	859,055
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(d)	659	633,448
Security	Par (000)	Value
Diversified Financial Services (continued)
4.80%, 06/15/46	$628	$555,283
5.00%, 09/20/34(a)	855	847,171
5.05%, 03/02/36	350	346,015
5.70%, 07/15/43	746	737,472
Voya Global Funding, 4.60%, 11/24/30(a)(b)	205	208,137
Western Union Co.(The)
2.75%, 03/15/31(a)	971	885,914
4.75%, 06/15/29	525	526,216
6.20%, 11/17/36(a)	923	959,222
6.20%, 06/21/40(a)	585	603,404
		553,342,860
Electric — 9.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,099,474
3.40%, 04/29/51(b)	1,460	1,072,687
4.00%, 10/03/49(a)(b)	1,340	1,094,849
4.38%, 01/24/29(b)	70	70,739
4.38%, 10/09/31(b)	445	445,560
4.70%, 04/24/33(b)	1,890	1,909,362
4.75%, 03/09/37(b)	1,955	1,929,448
4.88%, 04/23/30(a)(b)	1,752	1,801,515
6.50%, 10/27/36(a)(b)	1,389	1,589,799
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	136	139,694
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	277,495
3.95%, 02/12/30(b)	647	613,397
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(b)	366	333,278
AEP Texas, Inc.
3.45%, 05/15/51	897	618,580
3.80%, 10/01/47	742	556,985
3.95%, 06/01/28	859	858,786
4.70%, 05/15/32	980	991,842
5.25%, 05/15/52	825	760,512
5.40%, 06/01/33	935	972,558
5.45%, 05/15/29	1,780	1,856,008
5.70%, 05/15/34	1,245	1,318,783
5.85%, 10/15/55	1,275	1,274,487
Series E, 6.65%, 02/15/33	904	1,010,485
Series G, 4.15%, 05/01/49(a)	505	397,217
Series H, 3.45%, 01/15/50	798	559,703
Series I, 2.10%, 07/01/30	1,317	1,213,458
AEP Transmission Co. LLC
3.15%, 09/15/49	490	336,185
3.75%, 12/01/47	979	762,211
3.80%, 06/15/49	850	653,650
4.00%, 12/01/46	540	440,687
4.25%, 09/15/48	660	550,129
4.50%, 06/15/52	1,045	893,409
5.15%, 04/01/34	710	733,871
5.38%, 06/15/35	660	689,715
5.40%, 03/15/53(a)	1,275	1,243,379
Series M, 3.65%, 04/01/50	960	722,415
Series N, 2.75%, 08/15/51	732	453,388
AES Andes SA
6.25%, 03/14/32(b)	85	88,440
6.30%, 03/15/29(b)	185	192,567
AES Corp.(The)
2.45%, 01/15/31(a)	2,205	2,044,684
3.95%, 07/15/30(a)(b)	1,224	1,202,812

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 06/01/28	$1,865	$1,908,079
5.80%, 03/15/32(a)	1,250	1,305,771
Alabama Power Co.
3.00%, 03/15/52	790	518,601
3.05%, 03/15/32	1,175	1,103,065
3.13%, 07/15/51	1,190	799,954
3.45%, 10/01/49	1,444	1,052,201
3.75%, 09/01/27	1,070	1,071,484
3.75%, 03/01/45	1,456	1,165,569
3.85%, 12/01/42	535	449,377
3.94%, 09/01/32(a)	917	903,498
4.10%, 01/15/42(a)	380	332,995
4.15%, 08/15/44	896	766,340
4.30%, 01/02/46(a)	875	749,231
5.10%, 04/02/35	835	865,502
5.50%, 03/15/41	345	356,903
5.70%, 02/15/33(a)	484	519,870
5.85%, 11/15/33	1,050	1,136,521
6.00%, 03/01/39	1,196	1,307,316
6.13%, 05/15/38	805	894,935
Series 11-C, 5.20%, 06/01/41(a)	396	398,225
Series 20-A, 1.45%, 09/15/30	990	886,196
Series A, 4.30%, 07/15/48	841	705,626
Series B, 3.70%, 12/01/47	1,206	935,030
Series C, 4.30%, 03/15/31(a)	1,130	1,142,026
Alexander Funding Trust II, 7.47%, 07/31/28(b)	955	1,017,092
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	1,299	1,059,622
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(d)	265	264,144
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	404	382,326
4.25%, 06/15/28(b)	615	612,841
5.40%, 06/06/27(b)	915	926,871
5.95%, 03/30/29(a)(b)	505	530,798
Ameren Corp.
1.75%, 03/15/28	1,125	1,075,297
1.95%, 03/15/27	885	867,080
3.50%, 01/15/31	1,214	1,177,886
5.00%, 01/15/29	1,500	1,542,262
5.00%, 05/15/36	700	700,755
5.38%, 03/15/35(a)	980	1,011,932
Ameren Illinois Co.
1.55%, 11/15/30	860	770,064
2.90%, 06/15/51	360	233,049
3.25%, 03/15/50	705	491,515
3.70%, 12/01/47	1,122	870,253
3.80%, 05/15/28	805	805,427
3.85%, 09/01/32	270	263,108
4.15%, 03/15/46	915	773,052
4.30%, 07/01/44	348	299,420
4.50%, 03/15/49	889	773,310
4.80%, 12/15/43	650	604,232
4.95%, 06/01/33	1,090	1,125,172
5.55%, 07/01/54	1,200	1,196,897
5.63%, 03/01/55	1,345	1,354,881
5.90%, 12/01/52(a)	920	962,332
American Electric Power Co., Inc.
2.30%, 03/01/30(a)	930	867,920
3.20%, 11/13/27	973	961,565
3.25%, 03/01/50(a)	658	450,245
5.20%, 01/15/29	2,875	2,972,824
Security	Par (000)	Value
Electric (continued)
5.63%, 03/01/33	$2,139	$2,268,998
5.75%, 11/01/27	1,291	1,328,153
5.95%, 11/01/32	1,030	1,113,440
6.95%, 12/15/54, (5-year CMT + 2.68%)(d)	305	329,604
7.05%, 12/15/54, (5-year CMT + 2.75%)(d)	385	405,521
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(d)	1,300	1,306,322
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(d)	2,715	2,724,543
Series J, 4.30%, 12/01/28	1,097	1,107,256
American Transmission Systems, Inc.
2.65%, 01/15/32(b)	872	797,975
5.00%, 09/01/44(b)	683	646,376
Appalachian Power Co.
4.40%, 05/15/44	477	410,642
4.45%, 06/01/45	593	504,740
4.50%, 08/01/32	910	909,026
5.65%, 04/01/34(a)	795	839,271
7.00%, 04/01/38(a)	688	787,465
Series AA, 2.70%, 04/01/31	1,265	1,172,312
Series L, 5.80%, 10/01/35	510	543,595
Series P, 6.70%, 08/15/37	450	508,621
Series X, 3.30%, 06/01/27	705	698,295
Series Y, 4.50%, 03/01/49(a)	812	686,810
Series Z, 3.70%, 05/01/50(a)	940	696,379
Arizona Public Service Co.
2.20%, 12/15/31	902	803,155
2.60%, 08/15/29	1,295	1,234,186
2.65%, 09/15/50(a)	300	181,951
2.95%, 09/15/27	655	645,489
3.35%, 05/15/50	1,120	778,760
3.50%, 12/01/49	615	443,075
3.75%, 05/15/46	810	629,205
4.20%, 08/15/48(a)	860	704,114
4.25%, 03/01/49	741	602,793
4.35%, 11/15/45	1,135	960,404
4.50%, 04/01/42	780	700,447
4.70%, 01/15/44	140	123,349
5.05%, 09/01/41(a)	875	850,931
5.50%, 09/01/35(a)	475	492,317
5.55%, 08/01/33	905	952,672
5.70%, 08/15/34	1,145	1,213,880
5.90%, 08/15/55(a)	990	1,018,698
6.35%, 12/15/32	985	1,081,751
Atlantic City Electric Co.
2.30%, 03/15/31	600	551,090
4.00%, 10/15/28	1,027	1,031,145
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	111	118,982
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	400	402,286
Avangrid, Inc., 3.80%, 06/01/29	1,949	1,934,865
Avista Corp.
4.00%, 04/01/52	730	565,146
4.35%, 06/01/48	1,015	856,382
Baltimore Gas and Electric Co.
2.25%, 06/15/31	920	840,284
2.90%, 06/15/50	600	391,123
3.20%, 09/15/49	734	508,257
3.50%, 08/15/46	1,116	844,459
3.75%, 08/15/47	709	551,786
4.25%, 09/15/48	200	168,663
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.55%, 06/01/52	$830	$714,439
5.30%, 06/01/34	1,145	1,198,814
5.40%, 06/01/53(a)	1,330	1,297,372
5.45%, 06/01/35(a)	975	1,023,245
5.65%, 06/01/54	755	763,166
6.35%, 10/01/36	672	752,314
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	455	407,111
5.85%, 10/15/55(b)	1,275	1,283,270
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	945	836,037
2.85%, 05/15/51	2,770	1,749,015
3.25%, 04/15/28	1,259	1,246,410
3.70%, 07/15/30	2,126	2,105,243
3.80%, 07/15/48	1,648	1,266,661
4.25%, 10/15/50	1,678	1,381,551
4.45%, 01/15/49	1,587	1,338,129
4.50%, 02/01/45	1,149	1,006,085
4.60%, 05/01/53	1,915	1,624,911
5.15%, 11/15/43	1,583	1,538,257
5.95%, 05/15/37(a)	1,144	1,246,784
6.13%, 04/01/36(a)	2,611	2,864,264
8.48%, 09/15/28(a)	820	907,807
Black Hills Corp.
2.50%, 06/15/30(a)	1,145	1,066,827
3.05%, 10/15/29	952	918,195
3.88%, 10/15/49	615	470,896
4.20%, 09/15/46	490	399,683
4.35%, 05/01/33	654	641,178
4.55%, 01/31/31	920	929,206
5.95%, 03/15/28(a)	970	1,006,419
6.00%, 01/15/35(a)	900	969,181
6.15%, 05/15/34	895	973,097
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(a)(d)	105	106,922
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	1	1,351
Capital Power U.S. Holdings, Inc.
5.26%, 06/01/28(b)	285	290,837
6.19%, 06/01/35(b)	430	453,665
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	269	250,145
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	713	577,582
3.60%, 03/01/52	730	544,496
3.95%, 03/01/48	959	774,221
4.50%, 04/01/44(a)	1,001	892,224
4.80%, 03/15/30	1,103	1,137,841
4.95%, 04/01/33	835	856,012
5.05%, 03/01/35	965	987,145
5.15%, 03/01/34	620	642,428
5.20%, 10/01/28	1,485	1,534,111
5.30%, 04/01/53	895	869,121
Series AC, 4.25%, 02/01/49	100	84,403
Series AD, 2.90%, 07/01/50(a)	946	619,722
Series AE, 2.35%, 04/01/31	740	677,772
Series AF, 3.35%, 04/01/51	1,640	1,168,042
Series AG, 3.00%, 03/01/32	1,035	963,999
Series ai., 4.45%, 10/01/32(a)	725	729,937
Series AJ, 4.85%, 10/01/52(a)	410	373,078
Security	Par (000)	Value
Electric (continued)
Series AQ, 4.95%, 08/15/35	$765	$777,175
Series AR, 4.85%, 04/01/36	455	456,407
Series K2, 6.95%, 03/15/33	790	902,494
CenterPoint Energy, Inc.
2.95%, 03/01/30	864	828,615
5.40%, 06/01/29	1,390	1,446,073
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)(d)	560	565,411
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)(d)	940	971,686
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(d)	415	436,170
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(d)	865	919,196
CEZ A/S, 5.63%, 04/03/42(b)	70	67,616
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	199,440
Cleco Corporate Holdings LLC
3.38%, 09/15/29	494	470,384
4.97%, 05/01/46	572	507,242
Cleco Power LLC
5.30%, 01/15/36(a)(b)	445	455,096
6.00%, 12/01/40(a)	415	441,915
6.50%, 12/01/35(a)	397	438,217
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	935	921,153
4.55%, 11/15/30(b)	655	659,744
5.95%, 12/15/36	587	623,966
CMS Energy Corp.
3.45%, 08/15/27	220	218,474
3.75%, 12/01/50, (5-year CMT + 2.90%)(d)	631	587,354
4.70%, 03/31/43	702	621,990
4.75%, 06/01/50, (5-year CMT + 4.12%)(d)	844	834,937
4.88%, 03/01/44	723	658,846
6.50%, 06/01/55, (5-year CMT + 1.96%)(d)	1,605	1,677,358
Colbun SA
3.15%, 03/06/30(a)(b)	715	677,428
3.15%, 01/19/32(b)	400	366,465
5.38%, 09/11/35(b)	80	80,720
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	585	613,636
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,725	1,585,796
3.88%, 07/26/33(b)	961	858,413
4.68%, 02/09/51(a)(b)	1,462	1,121,952
4.69%, 05/15/29(b)	1,007	1,006,129
5.70%, 01/24/30(b)	535	547,840
5.75%, 02/14/42(a)(b)	1,307	1,227,041
6.05%, 01/28/34(b)	1,800	1,820,250
6.13%, 06/16/45(b)	320	304,400
6.26%, 02/15/52(a)(b)	1,155	1,089,502
6.45%, 01/24/35(a)(b)	1,875	1,942,579
6.50%, 01/28/51(b)	900	911,025
Commonwealth Edison Co.
2.20%, 03/01/30(a)	807	754,819
3.00%, 03/01/50	926	615,367
3.15%, 03/15/32(a)	400	378,356
3.65%, 06/15/46	1,119	870,465
3.70%, 08/15/28(a)	1,019	1,017,843
3.70%, 03/01/45	732	582,188
3.80%, 10/01/42	494	406,587
4.00%, 03/01/48	1,730	1,406,695
4.00%, 03/01/49	790	633,943
4.35%, 11/15/45	955	828,251

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 08/15/43	$772	$696,430
4.70%, 01/15/44	865	791,454
4.90%, 02/01/33(a)	315	324,146
5.30%, 06/01/34	395	415,108
5.30%, 02/01/53	1,125	1,075,691
5.65%, 06/01/54	635	638,293
5.95%, 06/01/55	1,555	1,624,929
6.45%, 01/15/38	834	941,997
Series 122, 2.95%, 08/15/27	905	895,486
Series 123, 3.75%, 08/15/47	1,291	1,011,433
Series 127, 3.20%, 11/15/49	891	618,103
Series 130, 3.13%, 03/15/51	1,585	1,067,849
Series 131, 2.75%, 09/01/51	580	360,111
Series 133, 3.85%, 03/15/52	1,070	813,744
Connecticut Light and Power Co.(The)
4.00%, 04/01/48(a)	1,275	1,034,794
4.30%, 04/15/44	765	667,376
4.65%, 01/01/29	715	730,673
4.90%, 07/01/33	655	669,297
4.95%, 01/15/30	1,130	1,167,687
4.95%, 08/15/34	650	661,863
5.25%, 01/15/53(a)	750	722,769
Series A, 2.05%, 07/01/31	486	436,899
Series A, 3.20%, 03/15/27	817	812,761
Series A, 4.15%, 06/01/45	940	794,594
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	1,842	1,697,811
3.20%, 12/01/51	675	455,921
3.60%, 06/15/61(a)	1,080	753,615
3.70%, 11/15/59	1,225	868,357
3.80%, 05/15/28	990	990,379
3.85%, 06/15/46	1,124	894,924
3.95%, 03/01/43	1,200	1,011,365
4.45%, 03/15/44	1,504	1,330,882
4.50%, 12/01/45	1,570	1,380,631
4.50%, 05/15/58	1,314	1,092,812
4.63%, 12/01/54	2,055	1,767,647
5.13%, 03/15/35	50	51,664
5.20%, 03/01/33	960	1,005,856
5.38%, 05/15/34(a)	1,270	1,337,514
5.50%, 03/15/34	1,115	1,182,697
5.50%, 03/15/55	900	883,043
5.70%, 06/15/40	830	879,593
5.70%, 05/15/54(a)	985	996,470
5.75%, 11/15/55	885	898,134
5.90%, 11/15/53	2,245	2,322,588
6.15%, 11/15/52(a)	1,235	1,320,594
Series 05-A, 5.30%, 03/01/35	654	682,147
Series 06-A, 5.85%, 03/15/36	775	841,039
Series 06-B, 6.20%, 06/15/36	855	946,310
Series 06-E, 5.70%, 12/01/36(a)	535	571,853
Series 07-A, 6.30%, 08/15/37(a)	788	882,165
Series 08-B, 6.75%, 04/01/38	1,009	1,169,012
Series 09-C, 5.50%, 12/01/39	843	877,692
Series 12-A, 4.20%, 03/15/42	834	730,574
Series 2017, 3.88%, 06/15/47	969	765,559
Series 20A, 3.35%, 04/01/30	1,371	1,337,810
Series 20B, 3.95%, 04/01/50	1,640	1,298,845
Series A, 4.13%, 05/15/49	1,595	1,288,598
Series B, 3.13%, 11/15/27(a)	807	799,495
Series C, 3.00%, 12/01/60	895	534,676
Security	Par (000)	Value
Electric (continued)
Series C, 4.00%, 11/15/57	$745	$564,330
Series C, 4.30%, 12/01/56	1,051	848,982
Series D, 4.00%, 12/01/28	980	986,734
Series E, 4.65%, 12/01/48	1,448	1,272,567
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(b)	1,250	1,248,018
5.20%, 04/11/38(b)	645	646,971
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	70	68,074
3.90%, 01/08/28	1,400	1,400,589
4.40%, 01/15/31	815	820,568
5.00%, 02/01/31(b)	175	177,649
5.60%, 03/01/28	1,560	1,608,971
5.60%, 06/15/42	1,315	1,335,583
5.75%, 10/01/41(a)	1,066	1,108,396
5.75%, 03/15/54(a)	1,800	1,809,819
5.80%, 03/01/33	1,210	1,297,690
5.88%, 01/15/66	1,015	1,012,839
6.13%, 01/15/34	965	1,056,075
6.25%, 10/01/39(a)	1,545	1,694,054
6.50%, 10/01/53	1,675	1,848,162
Consumers Energy Co.
3.10%, 08/15/50	1,120	770,882
3.25%, 08/15/46	945	696,484
3.50%, 08/01/51	630	462,873
3.60%, 08/15/32	755	727,768
3.75%, 02/15/50	793	604,245
3.80%, 11/15/28	696	695,972
3.95%, 05/15/43	625	529,250
3.95%, 07/15/47	655	530,240
4.05%, 05/15/48	1,100	898,736
4.10%, 11/15/45(a)	435	363,174
4.20%, 09/01/52	915	749,755
4.35%, 04/15/49	981	839,336
4.35%, 08/31/64	535	427,931
4.50%, 01/15/31	985	1,005,123
4.60%, 05/30/29	915	936,200
4.63%, 05/15/33(a)	1,215	1,231,458
4.65%, 03/01/28	865	878,655
4.70%, 01/15/30	1,650	1,693,787
4.90%, 02/15/29	1,045	1,074,722
5.05%, 05/15/35	925	952,866
Continental Wind LLC, 6.00%, 02/28/33(b)	49	50,417
Dayton Power & Light Co.(The)
3.95%, 06/15/49	705	544,306
4.55%, 08/15/30	1,315	1,325,117
Delmarva Power & Light Co.
4.00%, 06/01/42	345	295,614
4.15%, 05/15/45	541	461,897
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(b)	1,500	1,545,049
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	692	632,949
5.10%, 06/01/65	990	903,174
5.30%, 05/15/33	575	605,742
5.45%, 02/01/41	580	591,907
6.05%, 01/15/38	911	1,001,406
6.25%, 10/15/53	1,065	1,153,387
6.63%, 02/01/32	582	654,347
Series 2025, 5.30%, 01/15/35	740	772,895
Series A, 2.30%, 12/01/31	740	670,614
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dominion Energy, Inc.
4.25%, 06/01/28	$1,698	$1,709,523
4.35%, 08/15/32	755	748,756
4.60%, 05/15/28	1,300	1,318,721
4.70%, 12/01/44	780	695,402
4.85%, 08/15/52	1,185	1,026,428
5.00%, 06/15/30	1,420	1,463,936
5.38%, 11/15/32(a)	1,640	1,717,739
5.45%, 03/15/35	1,670	1,725,583
6.00%, 02/15/56, (5-year CMT + 2.26%)(d)	365	370,385
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)(d)	1,470	1,496,544
6.63%, 05/15/55, (5-year CMT + 2.21%)(d)	2,180	2,262,942
7.00%, 06/15/38	771	877,750
Series A, 4.60%, 03/15/49	579	491,053
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(d)	90	94,239
Series B, 3.30%, 04/15/41(a)	1,555	1,193,220
Series B, 3.60%, 03/15/27	605	603,353
Series B, 5.95%, 06/15/35	1,475	1,583,075
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)(d)	190	206,260
Series C, 2.25%, 08/15/31(a)	1,740	1,570,912
Series C, 3.38%, 04/01/30	2,841	2,763,663
Series C, 4.05%, 09/15/42	1,009	829,385
Series C, 4.90%, 08/01/41	1,096	1,021,040
Series E, 6.30%, 03/15/33	1,105	1,213,888
Series F, 5.25%, 08/01/33	1,349	1,396,798
DTE Electric Co.
2.25%, 03/01/30(a)	599	561,882
2.95%, 03/01/50	740	498,750
3.70%, 03/15/45	828	662,067
3.70%, 06/01/46	1,039	817,297
3.75%, 08/15/47	1,072	844,703
3.95%, 06/15/42	504	424,167
3.95%, 03/01/49	2,104	1,691,407
4.25%, 05/14/27	105	105,722
4.30%, 07/01/44	600	531,954
5.20%, 04/01/33	1,100	1,152,526
5.20%, 03/01/34	1,068	1,116,092
5.25%, 05/15/35	1,225	1,272,239
5.40%, 04/01/53(a)	930	913,979
5.70%, 10/01/37	371	393,494
5.85%, 05/15/55	595	618,219
Series A, 1.90%, 04/01/28(a)	1,255	1,209,907
Series A, 3.00%, 03/01/32	790	740,742
Series A, 4.00%, 04/01/43(a)	823	698,552
Series A, 4.05%, 05/15/48	855	704,286
Series A, 4.85%, 03/01/36	880	885,949
Series A, 6.63%, 06/01/36(a)	205	233,404
Series B, 3.25%, 04/01/51(a)	797	560,797
Series B, 3.65%, 03/01/52	712	536,079
Series B, 5.55%, 03/01/56	935	933,347
Series C, 2.63%, 03/01/31(a)	1,093	1,024,255
DTE Energy Co.
2.95%, 03/01/30	879	838,558
4.88%, 06/01/28	1,295	1,319,940
4.95%, 07/01/27	1,205	1,219,353
5.05%, 10/01/35(a)	685	691,294
5.10%, 03/01/29	2,185	2,248,079
5.20%, 04/01/30	1,985	2,064,011
5.85%, 06/01/34	1,610	1,731,713
Security	Par (000)	Value
Electric (continued)
Series C, 3.40%, 06/15/29	$1,098	$1,076,002
Duke Energy Carolinas LLC
2.45%, 08/15/29	1,086	1,035,904
2.45%, 02/01/30	453	428,278
2.55%, 04/15/31	902	839,816
2.85%, 03/15/32	1,055	977,117
3.20%, 08/15/49	1,474	1,035,455
3.45%, 04/15/51	970	691,486
3.55%, 03/15/52	677	497,141
3.70%, 12/01/47	952	732,797
3.75%, 06/01/45	1,144	916,994
3.88%, 03/15/46	963	777,195
3.95%, 11/15/28(a)	1,112	1,117,082
3.95%, 03/15/48	1,117	895,527
4.00%, 09/30/42	1,422	1,212,985
4.25%, 12/15/41	1,290	1,149,540
4.85%, 03/15/30	759	785,359
4.85%, 01/15/34	910	929,459
4.95%, 01/15/33(a)	2,455	2,544,863
5.25%, 03/15/35	830	866,279
5.30%, 02/15/40	1,322	1,350,838
5.35%, 01/15/53	1,635	1,587,123
5.40%, 01/15/54(a)	751	735,545
6.00%, 01/15/38	872	950,397
6.05%, 04/15/38(a)	977	1,070,435
6.10%, 06/01/37	946	1,034,431
6.45%, 10/15/32	810	904,568
Series A, 6.00%, 12/01/28	942	993,933
Duke Energy Corp.
2.45%, 06/01/30(a)	1,568	1,469,473
2.55%, 06/15/31	1,699	1,563,511
3.15%, 08/15/27(a)	1,242	1,228,578
3.30%, 06/15/41	2,169	1,690,826
3.40%, 06/15/29	1,065	1,047,089
3.50%, 06/15/51	1,563	1,086,357
3.75%, 09/01/46	2,665	2,049,420
3.95%, 08/15/47	1,796	1,395,961
4.20%, 06/15/49	1,180	938,896
4.30%, 03/15/28	1,810	1,824,438
4.50%, 08/15/32	2,305	2,324,404
4.80%, 12/15/45	967	860,049
4.85%, 01/05/29(a)	840	860,718
4.95%, 09/15/35	1,540	1,543,053
5.00%, 12/08/27(a)	1,230	1,253,481
5.00%, 08/15/52	1,965	1,741,384
5.45%, 06/15/34(a)	1,270	1,332,758
5.70%, 09/15/55	1,400	1,372,569
5.75%, 09/15/33	1,080	1,153,933
5.80%, 06/15/54	1,445	1,432,803
6.10%, 09/15/53	1,270	1,313,754
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)(d)	1,045	1,101,127
Duke Energy Florida LLC
1.75%, 06/15/30	1,055	961,166
2.40%, 12/15/31	1,107	1,012,844
2.50%, 12/01/29	1,251	1,191,492
3.00%, 12/15/51	920	602,633
3.40%, 10/01/46	1,309	976,442
3.80%, 07/15/28	543	543,672
3.85%, 11/15/42	842	700,645
4.20%, 12/01/30(a)	225	226,602
4.20%, 07/15/48	862	712,172

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.85%, 12/01/35	$536	$540,095
5.65%, 04/01/40	695	730,223
5.88%, 11/15/33	1,030	1,117,750
5.95%, 11/15/52(a)	944	988,938
6.20%, 11/15/53	995	1,080,017
6.35%, 09/15/37	794	886,403
6.40%, 06/15/38	1,693	1,899,609
Duke Energy Indiana LLC
2.75%, 04/01/50	525	332,152
3.75%, 05/15/46(a)	824	652,014
5.25%, 03/01/34	858	900,838
5.40%, 04/01/53	1,070	1,035,634
5.90%, 05/15/55	555	572,250
6.12%, 10/15/35	639	699,002
6.35%, 08/15/38	724	808,803
6.45%, 04/01/39	999	1,123,854
Series UUU, 4.20%, 03/15/42(a)	515	453,360
Series WWW, 4.90%, 07/15/43	650	623,246
Series YYY, 3.25%, 10/01/49	752	528,547
Duke Energy Ohio, Inc.
2.13%, 06/01/30	779	721,249
3.65%, 02/01/29	644	641,399
3.70%, 06/15/46	655	510,410
4.30%, 02/01/49	669	558,433
5.25%, 04/01/33	700	733,246
5.30%, 06/15/35(a)	765	796,802
5.55%, 03/15/54	710	706,028
5.65%, 04/01/53	595	598,082
Duke Energy Progress LLC
2.00%, 08/15/31	1,410	1,269,174
2.50%, 08/15/50	832	497,516
2.90%, 08/15/51(a)	732	468,299
3.40%, 04/01/32	1,060	1,014,994
3.45%, 03/15/29	1,209	1,195,238
3.60%, 09/15/47	1,236	942,268
3.70%, 09/01/28(a)	871	870,008
3.70%, 10/15/46	801	628,078
4.00%, 04/01/52	795	626,566
4.10%, 05/15/42	809	698,778
4.10%, 03/15/43	859	742,356
4.15%, 12/01/44	1,137	969,005
4.20%, 08/15/45(a)	1,474	1,250,036
4.35%, 03/06/27	210	211,399
4.38%, 03/30/44	738	651,299
5.05%, 03/15/35	1,774	1,820,513
5.10%, 03/15/34	890	925,528
5.25%, 03/15/33	880	923,255
5.35%, 03/15/53	1,125	1,085,903
5.55%, 03/15/55(a)	890	887,570
6.30%, 04/01/38	835	928,836
Duquesne Light Holdings, Inc.
2.53%, 10/01/30(b)	777	719,226
2.78%, 01/07/32(b)	710	643,826
3.62%, 08/01/27(b)	679	673,482
E.ON International Finance BV, 6.65%, 04/30/38(b)	1,695	1,922,603
Edison International
4.13%, 03/15/28	1,340	1,333,204
4.80%, 03/15/31	900	899,461
5.25%, 11/15/28	1,140	1,161,868
5.25%, 03/15/32(a)	635	646,652
Security	Par (000)	Value
Electric (continued)
5.45%, 06/15/29	$1,075	$1,104,926
5.75%, 06/15/27	1,141	1,158,519
6.25%, 03/15/30	1,060	1,121,149
6.95%, 11/15/29	1,030	1,108,265
EDP Finance BV, 1.71%, 01/24/28(b)	1,737	1,664,051
El Paso Electric Co.
5.00%, 12/01/44	449	405,746
6.00%, 05/15/35	719	755,290
Electricite de France SA
4.50%, 09/21/28(b)	2,453	2,477,772
4.75%, 10/13/35(b)	457	457,675
4.88%, 09/21/38(b)	720	686,818
4.88%, 01/22/44(b)	1,826	1,680,754
4.95%, 10/13/45(a)(b)	1,974	1,797,356
5.00%, 09/21/48(a)(b)	2,019	1,848,590
5.25%, 10/13/55(a)(b)	560	516,658
5.60%, 01/27/40(b)	1,583	1,615,829
5.65%, 04/22/29(a)(b)	1,200	1,257,147
5.70%, 05/23/28(b)	780	807,262
5.75%, 01/13/35(a)(b)	900	958,292
5.95%, 04/22/34(b)	1,200	1,292,131
6.00%, 04/22/64(b)	2,000	1,994,918
6.00%, 01/22/2114(a)(b)	1,252	1,236,680
6.25%, 05/23/33(a)(b)	1,145	1,256,625
6.38%, 01/13/55(b)	1,100	1,160,909
6.90%, 05/23/53(b)	1,580	1,770,487
6.95%, 01/26/39(a)(b)	2,904	3,321,556
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	295	320,731
Emera U.S. Finance LP
2.64%, 06/15/31	990	908,372
4.75%, 06/15/46	2,476	2,140,755
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	506	493,105
Enel Chile SA, 4.88%, 06/12/28	1,711	1,737,642
Enel Finance America LLC, 2.88%, 07/12/41(b)	1,505	1,108,560
Enel Finance International NV
2.13%, 07/12/28(b)	1,275	1,220,263
2.50%, 07/12/31(a)(b)	1,911	1,741,229
3.50%, 04/06/28(b)	2,595	2,568,945
3.63%, 05/25/27(a)(b)	1,565	1,560,664
4.13%, 09/30/28(b)	1,845	1,848,925
4.38%, 09/30/30(b)	1,000	1,005,109
4.63%, 06/15/27(a)(b)	1,515	1,527,022
4.75%, 05/25/47(b)	3,275	2,886,407
4.88%, 06/14/29(a)(b)	1,660	1,711,641
5.00%, 06/15/32(b)	2,080	2,141,500
5.00%, 09/30/35(b)	1,030	1,028,930
5.13%, 06/26/29(b)	2,550	2,627,091
5.50%, 06/26/34(b)	1,010	1,053,689
5.50%, 06/15/52(a)(b)	1,888	1,790,266
5.75%, 09/30/55(a)(b)	1,685	1,651,725
6.00%, 10/07/39(b)	2,667	2,829,670
6.80%, 09/15/37(b)	1,805	2,050,435
7.50%, 10/14/32(b)	1,555	1,800,093
7.75%, 10/14/52(b)	2,180	2,687,070
Engie Energia Chile SA
3.40%, 01/28/30(b)	430	409,632
6.38%, 04/17/34(b)	440	472,181
Engie SA
5.25%, 04/10/29(b)	1,095	1,135,571
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.63%, 04/10/34(b)	$1,220	$1,285,584
5.88%, 04/10/54(a)(b)	835	852,879
Entergy Arkansas LLC
2.65%, 06/15/51	1,325	801,374
3.35%, 06/15/52(a)	742	514,698
4.00%, 06/01/28	935	938,763
4.20%, 04/01/49	890	728,789
4.95%, 01/15/36	790	797,429
4.95%, 12/15/44	501	480,492
5.15%, 01/15/33	780	811,928
5.30%, 09/15/33	210	220,560
5.45%, 06/01/34	1,185	1,253,301
5.75%, 06/01/54	750	756,093
5.75%, 01/15/56	655	660,870
Entergy Corp.
1.90%, 06/15/28	1,505	1,437,958
2.40%, 06/15/31	1,424	1,292,780
2.80%, 06/15/30	1,136	1,074,410
3.75%, 06/15/50(a)	1,133	838,280
5.88%, 06/15/56, (5-year CMT + 2.18%)(d)	400	401,924
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	1,395	1,406,563
7.13%, 12/01/54, (5-year CMT + 2.67%)(d)	1,500	1,569,307
Entergy Louisiana LLC
1.60%, 12/15/30	856	763,172
2.35%, 06/15/32	834	747,379
2.90%, 03/15/51	648	414,552
3.05%, 06/01/31	463	439,549
3.10%, 06/15/41	800	618,071
3.12%, 09/01/27	1,001	993,026
3.25%, 04/01/28(a)	924	915,246
4.00%, 03/15/33	1,339	1,302,892
4.20%, 09/01/48	1,761	1,442,506
4.20%, 04/01/50	960	776,461
4.75%, 09/15/52(a)	890	783,083
4.90%, 04/15/36	925	926,155
4.95%, 01/15/45	894	833,921
5.15%, 09/15/34	1,060	1,096,272
5.35%, 03/15/34	865	910,346
5.65%, 04/15/56	930	922,765
5.70%, 03/15/54	1,090	1,093,598
5.80%, 03/15/55	1,420	1,444,091
Entergy Mississippi LLC
2.85%, 06/01/28(a)	965	945,614
3.50%, 06/01/51	785	561,558
3.85%, 06/01/49	807	630,525
5.00%, 09/01/33	595	612,767
5.80%, 04/15/55	900	912,528
5.85%, 06/01/54(a)	705	711,466
Entergy Texas, Inc.
1.75%, 03/15/31	1,358	1,213,550
3.55%, 09/30/49	892	648,613
4.00%, 03/30/29	830	831,970
4.50%, 03/30/39	726	686,364
5.00%, 09/15/52	645	580,522
5.15%, 06/01/45(a)	298	290,830
5.25%, 04/15/35	950	985,889
5.55%, 09/15/54	785	765,319
5.80%, 09/01/53(a)	545	556,978
Evergy Kansas Central, Inc.
3.10%, 04/01/27	615	610,349
3.25%, 09/01/49	930	649,612
Security	Par (000)	Value
Electric (continued)
3.45%, 04/15/50	$995	$722,471
4.10%, 04/01/43	947	810,688
4.13%, 03/01/42	965	837,795
4.25%, 12/01/45(a)	551	466,093
4.63%, 09/01/43	391	351,920
4.70%, 03/13/28	840	852,344
5.25%, 03/15/35(a)	1,090	1,120,961
5.70%, 03/15/53(a)	770	785,119
5.90%, 11/15/33(a)	575	622,350
Evergy Kansas South, Inc., 4.30%, 07/15/44(b)	105	89,042
Evergy Metro, Inc.
4.20%, 06/15/47	525	433,934
4.20%, 03/15/48	677	559,782
4.95%, 04/15/33	590	605,299
5.13%, 08/15/35	740	754,531
5.30%, 10/01/41(a)	664	671,525
5.40%, 04/01/34(a)	585	617,107
Series 2019, 4.13%, 04/01/49	577	470,725
Series 2020, 2.25%, 06/01/30(a)	929	866,722
Series B, 6.05%, 11/15/35(a)	494	541,405
Evergy Missouri West, Inc.
3.75%, 03/15/32(b)	342	320,157
5.15%, 12/15/27(b)	925	942,159
5.25%, 12/15/35(b)	600	607,326
5.65%, 06/01/34(a)(b)	530	553,840
Evergy, Inc.
2.90%, 09/15/29	909	873,655
6.65%, 06/01/55, (5-year CMT + 2.56%)(d)	240	247,108
Eversource Energy
2.55%, 03/15/31	330	303,132
2.90%, 03/01/27	992	981,266
3.38%, 03/01/32	1,145	1,073,597
3.45%, 01/15/50	1,145	812,548
4.45%, 12/15/30	1,215	1,221,886
4.60%, 07/01/27	800	805,678
5.13%, 05/15/33	1,205	1,231,355
5.45%, 03/01/28	2,780	2,852,810
5.50%, 01/01/34	1,190	1,235,242
5.85%, 04/15/31	1,515	1,611,430
5.95%, 02/01/29	665	697,627
5.95%, 07/15/34	1,215	1,298,382
Series M, 3.30%, 01/15/28	1,780	1,756,590
Series O, 4.25%, 04/01/29	959	962,656
Series R, 1.65%, 08/15/30(a)	967	864,343
Exelon Corp.
2.75%, 03/15/27	1,040	1,027,744
3.35%, 03/15/32	273	257,990
4.05%, 04/15/30	2,087	2,080,761
4.10%, 03/15/52	1,390	1,090,897
4.45%, 04/15/46	1,322	1,124,964
4.70%, 04/15/50	1,408	1,212,160
4.95%, 06/15/35	587	587,836
4.95%, 03/15/36	1,875	1,864,048
5.10%, 06/15/45	1,612	1,503,411
5.13%, 03/15/31	970	1,010,706
5.15%, 03/15/28	1,887	1,930,580
5.15%, 03/15/29	940	971,659
5.30%, 03/15/33	1,320	1,383,218
5.45%, 03/15/34	1,210	1,270,842
5.60%, 03/15/53(a)	1,905	1,848,939
5.63%, 06/15/35	1,270	1,339,669

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.88%, 03/15/55	$730	$732,554
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)(d)	1,065	1,114,546
7.60%, 04/01/32	615	715,713
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	2,397	2,498,710
FirstEnergy Corp.
2.65%, 03/01/30	875	826,671
Series B, 2.25%, 09/01/30(a)	1,020	937,284
Series B, 3.90%, 07/15/27	2,229	2,238,202
Series C, 3.40%, 03/01/50	1,590	1,113,881
Series C, 4.85%, 07/15/47	1,230	1,096,377
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	1,025	1,009,747
3.60%, 06/01/29(b)	379	373,453
4.30%, 01/15/29(b)	1,306	1,313,746
5.20%, 04/01/28(b)	715	731,206
6.15%, 10/01/38	405	440,049
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	1,284	1,248,916
4.55%, 01/15/30	750	761,180
4.55%, 04/01/49(b)	990	857,123
4.75%, 01/15/33	800	806,728
5.00%, 01/15/35	760	770,640
5.45%, 07/15/44(b)	905	889,778
Florida Power & Light Co.
2.45%, 02/03/32	2,807	2,563,679
2.88%, 12/04/51	2,109	1,365,062
3.15%, 10/01/49	1,298	914,458
3.70%, 12/01/47	1,309	1,018,258
3.80%, 12/15/42	892	743,179
3.95%, 03/01/48	1,775	1,436,702
3.99%, 03/01/49	1,450	1,171,249
4.05%, 06/01/42	1,300	1,134,617
4.05%, 10/01/44	975	829,771
4.13%, 02/01/42	1,105	977,326
4.13%, 06/01/48	1,077	892,241
4.40%, 05/15/28	1,925	1,949,562
4.63%, 05/15/30	1,075	1,103,945
4.70%, 02/15/36	1,250	1,253,687
4.80%, 05/15/33	1,710	1,753,917
4.95%, 06/01/35	1,130	1,157,628
5.00%, 08/01/34	765	792,110
5.05%, 04/01/28	1,870	1,917,529
5.10%, 04/01/33	1,400	1,459,109
5.13%, 06/01/41(a)	530	536,350
5.15%, 06/15/29(a)	1,665	1,733,610
5.25%, 02/01/41(a)	855	868,290
5.30%, 06/15/34	1,880	1,981,961
5.30%, 04/01/53(a)	980	954,025
5.60%, 06/15/54	1,840	1,863,460
5.60%, 02/15/66	1,645	1,635,512
5.63%, 04/01/34	777	840,054
5.65%, 02/01/37(a)	660	714,008
5.69%, 03/01/40	1,140	1,201,052
5.70%, 03/15/55	1,545	1,589,805
5.80%, 03/15/65	1,300	1,335,644
5.95%, 10/01/33(a)	405	446,880
5.95%, 02/01/38	1,025	1,131,787
5.96%, 04/01/39(a)	880	966,168
Series A, 3.30%, 05/30/27	910	905,314
Security	Par (000)	Value
Electric (continued)
Georgia Power Co.
3.25%, 03/30/27	$710	$706,492
4.00%, 10/01/28	800	804,552
4.30%, 03/15/42	2,198	1,972,090
4.30%, 03/15/43	927	820,633
4.55%, 03/15/30	1,065	1,086,661
4.65%, 05/16/28	1,415	1,438,004
4.70%, 05/15/32	1,390	1,423,896
4.85%, 03/15/31	1,415	1,462,282
4.95%, 05/17/33	1,933	1,996,235
5.13%, 05/15/52	1,501	1,416,848
5.20%, 03/15/35	1,320	1,371,286
5.25%, 03/15/34	2,500	2,611,196
5.40%, 06/01/40(a)	444	461,339
5.50%, 10/01/55(a)	1,200	1,185,722
Series 10-C, 4.75%, 09/01/40(a)	904	871,699
Series A, 3.25%, 03/15/51	340	237,328
Series B, 2.65%, 09/15/29	1,243	1,192,745
Series B, 3.70%, 01/30/50	379	288,872
Great River Energy, 6.25%, 07/01/38(b)	338	362,698
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	900	915,956
Iberdrola International BV, 6.75%, 07/15/36	830	965,674
Idaho Power Co.
3.65%, 03/01/45(a)	175	138,294
4.85%, 03/01/36	625	625,563
5.20%, 08/15/34	660	688,812
5.50%, 03/15/53	850	839,830
5.70%, 03/15/55	940	952,763
5.80%, 04/01/54	420	435,229
Series K, 4.20%, 03/01/48	835	697,305
Indiana Michigan Power Co.
3.25%, 05/01/51	740	504,446
3.85%, 05/15/28	430	429,673
4.25%, 08/15/48	945	781,762
5.60%, 03/15/56	1,725	1,719,316
5.63%, 04/01/53	780	782,789
6.05%, 03/15/37	645	707,164
Series K, 4.55%, 03/15/46	730	642,423
Series L, 3.75%, 07/01/47	657	508,392
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	845	696,086
4.70%, 09/01/45(a)(b)	395	346,811
5.05%, 08/15/35(a)(b)	400	410,007
5.65%, 12/01/32(b)	635	674,064
5.70%, 04/01/54(b)	1,475	1,491,935
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	315	310,667
4.75%, 01/15/51(a)(b)	1,280	985,293
4.88%, 01/14/48(b)	977	779,220
Interchile SA, 4.50%, 06/30/56(a)(b)	1,815	1,549,465
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	234	216,688
International Transmission Co., 4.63%, 08/15/43	265	242,026
Interstate Power and Light Co.
2.30%, 06/01/30	799	745,860
3.10%, 11/30/51	430	281,206
3.50%, 09/30/49(a)	700	509,708
3.60%, 04/01/29	1,094	1,084,600
3.70%, 09/15/46	635	488,570
4.10%, 09/26/28	1,000	1,003,739
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.70%, 10/15/43(a)	$407	$359,029
4.95%, 09/30/34	548	554,661
5.45%, 09/30/54	425	408,125
5.60%, 06/29/35	1,055	1,110,181
5.60%, 10/01/55	975	958,600
5.70%, 10/15/33	315	334,771
6.25%, 07/15/39(a)	481	525,443
IPALCO Enterprises, Inc.
4.25%, 05/01/30	1,160	1,147,524
5.75%, 04/01/34(a)	880	906,765
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)(f)	1,470	1,461,237
7.75%, 12/15/27(b)	165	173,910
ITC Holdings Corp.
2.95%, 05/14/30(b)	1,517	1,443,591
3.35%, 11/15/27	1,052	1,043,618
4.95%, 09/22/27(b)	1,260	1,275,751
5.30%, 07/01/43	1,015	980,169
5.40%, 06/01/33(b)	840	871,442
5.65%, 05/09/34(a)(b)	655	690,333
Jersey Central Power & Light Co.
2.75%, 03/01/32(a)(b)	1,010	922,870
4.15%, 01/15/29(a)(b)	1,050	1,054,371
4.40%, 01/15/31(b)	935	940,386
5.10%, 01/15/35	1,400	1,437,878
5.15%, 01/15/36(b)	660	677,022
6.15%, 06/01/37	588	645,229
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	479	464,095
Kallpa Generacion SA
5.50%, 09/11/35(b)	785	794,813
5.88%, 01/30/32(b)	165	172,178
Kentucky Power Co., 7.00%, 11/15/33(b)	715	786,117
Kentucky Utilities Co.
3.30%, 06/01/50(a)	910	636,487
4.38%, 10/01/45	882	761,539
5.13%, 11/01/40	480	478,921
5.45%, 04/15/33	965	1,022,638
5.85%, 08/15/55(a)	670	689,189
Series 1, 4.65%, 11/15/43(a)	334	301,579
Liberty Utilities Co.
5.58%, 01/31/29(b)	590	610,268
5.87%, 01/31/34(b)	630	663,063
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,413	1,295,985
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	492	513,022
Louisville Gas and Electric Co.
4.25%, 04/01/49	707	584,867
4.38%, 10/01/45	703	606,221
4.65%, 11/15/43(a)	440	400,423
5.13%, 11/15/40(a)	760	760,489
5.45%, 04/15/33	965	1,019,812
5.85%, 08/15/55	875	897,577
Majapahit Holding BV, 7.88%, 06/29/37(b)	155	185,624
Massachusetts Electric Co.
1.73%, 11/24/30(a)(b)	919	817,935
4.00%, 08/15/46(b)	1,150	923,725
5.87%, 02/26/54(b)	735	745,148
5.90%, 11/15/39(b)	1,355	1,435,886
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	262	265,368
Security	Par (000)	Value
Electric (continued)
MidAmerican Energy Co.
2.70%, 08/01/52(a)	$340	$214,702
3.10%, 05/01/27(a)	748	744,216
3.15%, 04/15/50	1,035	717,257
3.65%, 04/15/29	1,545	1,537,841
3.65%, 08/01/48	1,307	1,002,367
3.95%, 08/01/47	1,145	926,808
4.25%, 05/01/46	906	777,151
4.25%, 07/15/49	1,362	1,138,886
4.40%, 10/15/44	788	693,731
4.80%, 09/15/43	658	615,891
5.30%, 02/01/55	1,175	1,136,724
5.35%, 01/15/34	865	909,087
5.50%, 11/15/56	500	498,358
5.75%, 11/01/35(a)	705	761,724
5.80%, 10/15/36(a)	815	885,845
5.85%, 09/15/54	1,755	1,828,538
6.75%, 12/30/31(a)	845	958,766
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	548	549,774
Minejesa Capital BV
4.63%, 08/10/30(b)	775	775,161
5.63%, 08/10/37(b)	1,095	1,084,477
Mississippi Power Co.
3.95%, 03/30/28(a)	744	745,700
Series 12-A, 4.25%, 03/15/42	753	660,493
Series B, 3.10%, 07/30/51	556	376,981
Monongahela Power Co.
3.55%, 05/15/27(a)(b)	880	875,862
5.40%, 12/15/43(b)	1,200	1,184,951
5.85%, 02/15/34(a)(b)	795	856,044
Narragansett Electric Co.(The)
3.40%, 04/09/30(a)(b)	1,702	1,653,178
3.92%, 08/01/28(b)	770	770,419
4.17%, 12/10/42(a)(b)	435	371,109
5.35%, 05/01/34(b)	1,090	1,129,529
5.64%, 03/15/40(a)(b)	351	363,618
National Grid PLC
5.42%, 01/11/34	1,390	1,452,668
5.60%, 06/12/28(a)	1,160	1,200,345
5.81%, 06/12/33	1,360	1,454,900
National Grid USA
5.80%, 04/01/35	500	531,380
8.00%, 11/15/30(a)	260	297,473
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	749	653,916
1.65%, 06/15/31(a)	703	618,944
2.40%, 03/15/30	1,265	1,190,258
2.75%, 04/15/32	830	756,672
3.05%, 04/25/27	850	843,561
3.40%, 02/07/28	1,041	1,034,080
3.70%, 03/15/29	1,062	1,056,987
3.90%, 11/01/28(a)	644	645,425
3.95%, 12/10/27	380	381,253
4.02%, 11/01/32	1,296	1,280,810
4.12%, 09/16/27	1,255	1,260,950
4.15%, 12/15/32(a)	697	687,639
4.30%, 12/10/30	1,070	1,079,090
4.30%, 03/15/49	603	515,743
4.40%, 11/01/48	690	591,061

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.75%, 02/07/28	$980	$996,709
4.80%, 03/15/28	1,410	1,436,950
4.85%, 02/07/29	1,085	1,114,558
4.95%, 02/07/30(a)	565	585,364
5.00%, 02/07/31	995	1,033,856
5.00%, 08/15/34	755	779,240
5.05%, 09/15/28	1,095	1,125,612
5.10%, 05/06/27	700	709,708
5.15%, 06/15/29	1,150	1,192,033
5.80%, 01/15/33(a)	1,250	1,351,728
7.13%, 09/15/53, (5-year CMT + 3.53%)(d)	380	398,883
Series C, 8.00%, 03/01/32	635	762,877
Series D, 4.05%, 02/09/29	1,075	1,080,230
Series D, 4.15%, 08/25/28	925	931,485
Nevada Power Co.
5.38%, 09/15/40	727	737,129
5.45%, 05/15/41(a)	315	321,358
5.90%, 05/01/53(a)	670	689,659
6.00%, 03/15/54(a)	910	941,487
6.25%, 05/15/55, (5-year CMT + 1.94%)(d)	5	5,080
Series CC, 3.70%, 05/01/29	1,159	1,151,542
Series DD, 2.40%, 05/01/30	1,156	1,081,588
Series EE, 3.13%, 08/01/50(a)	455	305,057
Series N, 6.65%, 04/01/36	595	676,761
Series R, 6.75%, 07/01/37(a)	565	647,708
New England Power Co.
2.81%, 10/06/50(b)	1,015	635,796
3.80%, 12/05/47(b)	935	730,611
5.85%, 09/08/55(a)(b)	240	246,418
5.94%, 11/25/52(b)	510	530,388
New York State Electric & Gas Corp.
2.15%, 10/01/31(b)	670	598,276
3.30%, 09/15/49(a)(b)	601	425,954
5.05%, 08/15/35(a)(b)	465	473,380
5.30%, 08/15/34(b)	880	918,902
5.65%, 08/15/28(b)	900	933,538
5.85%, 08/15/33(a)(b)	725	778,272
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	3,267	3,126,797
2.25%, 06/01/30(a)	3,452	3,203,198
2.44%, 01/15/32	1,564	1,410,836
2.75%, 11/01/29	1,825	1,750,509
3.00%, 01/15/52	1,170	751,542
3.50%, 04/01/29(a)	1,105	1,089,962
3.55%, 05/01/27	2,285	2,275,905
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)(d)	1,062	1,044,642
4.40%, 03/01/31	1,260	1,274,558
4.63%, 07/15/27	1,940	1,958,821
4.69%, 09/01/27(a)	900	910,206
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(d)	686	680,360
4.85%, 02/04/28	1,640	1,670,230
4.90%, 02/28/28	2,145	2,183,651
4.90%, 03/15/29	2,345	2,408,134
5.00%, 02/28/30	1,070	1,107,246
5.00%, 07/15/32	1,365	1,408,709
5.05%, 03/15/30	2,145	2,223,588
5.05%, 02/28/33	1,885	1,946,596
5.25%, 03/15/34(a)	2,075	2,150,167
5.25%, 02/28/53(a)	2,082	1,943,092
5.30%, 03/15/32	1,275	1,336,499
Security	Par (000)	Value
Electric (continued)
5.45%, 03/15/35(a)	$2,300	$2,391,694
5.55%, 03/15/54	1,495	1,450,525
5.65%, 05/01/79(a)(d)	766	774,591
5.85%, 03/01/56	1,125	1,131,908
5.90%, 03/15/55(a)	1,605	1,631,935
6.38%, 08/15/55, (5-year CMT + 2.05%)(d)	2,055	2,134,500
6.50%, 08/15/55, (5-year CMT + 1.98%)(d)	1,735	1,839,319
6.70%, 09/01/54, (5-year CMT + 2.36%)(d)	360	373,803
6.75%, 06/15/54, (5-year CMT + 2.46%)(d)	2,010	2,138,463
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,695	1,754,211
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	1,896	1,737,247
2.76%, 01/10/32(a)(b)	680	620,238
3.03%, 06/27/50(b)	605	396,558
4.12%, 11/28/42(b)	545	463,267
4.28%, 12/15/28(b)	1,028	1,032,289
4.28%, 10/01/34(b)	946	905,061
4.65%, 10/03/30(b)	915	929,322
5.11%, 01/12/36(b)	825	836,638
5.29%, 01/17/34(b)	1,175	1,208,615
5.66%, 01/17/54(b)	1,120	1,098,962
5.78%, 09/16/52(a)(b)	1,120	1,130,670
6.00%, 07/03/55(a)(b)	1,695	1,730,722
Northern States Power Co.
2.25%, 04/01/31	705	645,974
2.60%, 06/01/51	1,191	749,730
2.90%, 03/01/50(a)	1,376	919,342
3.20%, 04/01/52	1,112	788,138
3.40%, 08/15/42	641	511,138
3.60%, 09/15/47	1,126	869,025
4.50%, 06/01/52	635	547,642
4.85%, 08/15/40(a)	371	365,030
5.10%, 05/15/53	1,440	1,352,122
5.25%, 07/15/35(a)	420	434,128
5.35%, 11/01/39	805	828,080
5.40%, 03/15/54(a)	1,380	1,359,124
5.65%, 06/15/54	545	554,281
6.20%, 07/01/37	604	671,531
6.25%, 06/01/36	585	653,523
Northern States Power Co./MN
5.05%, 05/15/35	1,140	1,171,010
5.65%, 05/15/55	790	802,855
NorthWestern Corp.
4.18%, 11/15/44	685	576,496
5.07%, 03/21/30(b)	120	123,757
NRG Energy, Inc.
2.45%, 12/02/27(a)(b)	1,833	1,775,878
4.45%, 06/15/29(b)	1,068	1,068,852
4.73%, 10/15/30(b)	770	777,218
5.41%, 10/15/35(b)	965	975,292
7.00%, 03/15/33(b)	1,595	1,775,002
NSTAR Electric Co.
1.95%, 08/15/31	927	825,846
3.10%, 06/01/51	650	438,767
3.20%, 05/15/27	1,024	1,017,478
3.25%, 05/15/29	1,130	1,107,917
3.95%, 04/01/30	970	964,370
4.40%, 03/01/44	525	462,172
4.55%, 06/01/52	704	603,111
4.85%, 03/01/30	1,025	1,054,824
4.95%, 09/15/52	660	603,049
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 03/01/35	$1,375	$1,415,494
5.40%, 06/01/34	870	909,829
5.50%, 03/15/40(a)	515	531,486
OGE Energy Corp., 5.45%, 05/15/29	780	812,610
Oglethorpe Power Corp.
3.75%, 08/01/50	755	557,184
4.20%, 12/01/42	550	453,580
4.25%, 04/01/46(a)	388	312,317
4.50%, 04/01/47	1,035	878,602
4.55%, 06/01/44(a)	295	251,857
5.05%, 10/01/48	969	882,627
5.25%, 09/01/50	775	719,533
5.38%, 11/01/40	965	975,426
5.80%, 06/01/54(a)	970	982,797
5.90%, 02/01/55	605	607,791
5.95%, 11/01/39	886	946,054
6.19%, 01/01/31(b)	322	340,147
6.20%, 12/01/53(a)	805	848,008
Ohio Edison Co.
4.95%, 12/15/29(b)	670	688,444
5.50%, 01/15/33(a)(b)	50	52,457
6.88%, 07/15/36(a)	530	612,887
8.25%, 10/15/38(a)	370	480,008
Ohio Power Co.
4.00%, 06/01/49	800	626,712
4.15%, 04/01/48(a)	615	500,279
5.00%, 06/01/33	715	730,622
5.65%, 06/01/34	735	776,103
Series D, 6.60%, 03/01/33	500	554,966
Series F, 5.85%, 10/01/35(a)	395	422,541
Series G, 6.60%, 02/15/33	780	865,260
Series P, 2.60%, 04/01/30	715	675,333
Series Q, 1.63%, 01/15/31	219	194,028
Series R, 2.90%, 10/01/51	1,065	669,118
Oklahoma Gas and Electric Co.
3.25%, 04/01/30(a)	791	768,447
3.30%, 03/15/30	714	694,843
3.80%, 08/15/28(a)	651	650,067
3.85%, 08/15/47	695	553,306
3.90%, 05/01/43(a)	275	227,080
4.00%, 12/15/44	565	462,861
4.15%, 04/01/47(a)	590	487,572
4.55%, 03/15/44	380	336,313
5.25%, 05/15/41	415	413,578
5.40%, 01/15/33	990	1,042,577
5.60%, 04/01/53	1,395	1,386,102
5.80%, 04/01/55(a)	930	955,540
5.85%, 06/01/40	580	608,044
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	880	535,180
2.75%, 05/15/30	1,210	1,155,121
3.10%, 09/15/49	1,179	794,982
3.70%, 11/15/28	820	816,313
3.70%, 05/15/50	932	705,904
3.75%, 04/01/45	1,180	942,828
3.80%, 09/30/47(a)	825	644,710
3.80%, 06/01/49	1,195	915,109
4.10%, 11/15/48	983	799,371
4.15%, 06/01/32(a)	765	758,068
4.30%, 05/15/28	265	267,559
4.50%, 03/20/27(b)	725	730,147
Security	Par (000)	Value
Electric (continued)
4.55%, 09/15/32	$1,720	$1,739,459
4.55%, 12/01/41	855	781,779
4.60%, 06/01/52	820	700,338
4.65%, 11/01/29	1,225	1,253,210
4.95%, 09/15/52(a)	1,800	1,643,275
5.25%, 09/30/40(a)	860	865,891
5.30%, 06/01/42(a)	715	711,607
5.35%, 04/01/35(a)(b)	945	984,115
5.35%, 10/01/52	612	585,261
5.55%, 06/15/54	580	575,969
5.65%, 11/15/33	1,068	1,145,842
5.80%, 04/01/55(b)	1,195	1,227,881
7.00%, 05/01/32	745	848,749
7.25%, 01/15/33	590	684,487
7.50%, 09/01/38(a)	780	952,498
Pacific Gas and Electric Co.
2.10%, 08/01/27	1,370	1,335,050
2.50%, 02/01/31	4,522	4,134,421
3.00%, 06/15/28	1,570	1,534,150
3.25%, 06/01/31	1,730	1,630,824
3.30%, 03/15/27	785	779,431
3.30%, 12/01/27	2,175	2,148,804
3.30%, 08/01/40	1,351	1,049,002
3.50%, 08/01/50	3,442	2,376,835
3.75%, 07/01/28	898	891,705
3.75%, 08/15/42	914	710,345
3.95%, 12/01/47	1,381	1,051,415
4.00%, 12/01/46	1,173	904,898
4.20%, 03/01/29	705	705,239
4.20%, 06/01/41	930	784,450
4.25%, 03/15/46	295	236,653
4.30%, 03/15/45	1,199	970,666
4.40%, 03/01/32	800	792,839
4.45%, 04/15/42	861	736,175
4.50%, 07/01/40	4,148	3,682,453
4.50%, 12/15/41	503	434,952
4.55%, 07/01/30	5,307	5,332,084
4.60%, 06/15/43	675	577,519
4.65%, 08/01/28(a)	1,065	1,077,504
4.75%, 02/15/44	2,052	1,782,390
4.95%, 07/01/50	5,801	5,022,231
5.00%, 06/04/28	1,210	1,232,621
5.05%, 10/15/32	1,075	1,095,569
5.20%, 05/01/36	990	993,284
5.25%, 03/01/52	1,785	1,589,797
5.45%, 06/15/27	940	955,369
5.55%, 05/15/29(a)	2,080	2,162,446
5.70%, 03/01/35	1,725	1,798,595
5.80%, 05/15/34	1,935	2,041,584
5.90%, 06/15/32(a)	1,371	1,452,403
5.90%, 10/01/54	1,560	1,518,115
6.00%, 08/15/35	1,355	1,443,765
6.00%, 05/01/56	1,055	1,042,000
6.10%, 01/15/29	2,700	2,835,649
6.10%, 10/15/55	1,150	1,152,373
6.15%, 01/15/33	947	1,017,609
6.15%, 03/01/55	2,800	2,819,585
6.40%, 06/15/33(a)	1,970	2,146,384
6.70%, 04/01/53	1,085	1,172,045
6.75%, 01/15/53	3,625	3,917,050
6.95%, 03/15/34	1,605	1,806,556

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.70%, 09/15/30	$1,437	$1,339,601
2.90%, 06/15/52	2,670	1,602,214
3.30%, 03/15/51	1,127	739,842
3.50%, 06/15/29	915	896,675
4.10%, 02/01/42(a)	800	650,555
4.13%, 01/15/49	1,580	1,204,499
4.15%, 02/15/50	1,447	1,098,994
4.25%, 03/15/29(a)	525	528,554
5.10%, 02/15/29(a)	1,435	1,475,857
5.25%, 06/15/35(a)	650	658,411
5.30%, 02/15/31(a)	1,930	2,003,979
5.35%, 12/01/53	2,140	1,919,706
5.45%, 02/15/34	1,975	2,028,466
5.50%, 05/15/54	2,065	1,892,801
5.75%, 04/01/37	1,152	1,177,450
5.80%, 01/15/55	3,045	2,900,513
6.00%, 01/15/39	1,171	1,200,407
6.10%, 08/01/36(a)	999	1,065,309
6.25%, 10/15/37	1,171	1,246,200
6.35%, 07/15/38(a)	729	776,646
7.70%, 11/15/31	862	996,026
Palomino Funding Trust I, 7.23%, 05/17/28(b)	1,050	1,109,984
PECO Energy Co.
2.80%, 06/15/50	568	361,865
2.85%, 09/15/51	305	194,028
3.00%, 09/15/49	644	431,171
3.05%, 03/15/51(a)	610	406,817
3.70%, 09/15/47	655	508,222
3.90%, 03/01/48	1,500	1,200,460
4.15%, 10/01/44(a)	590	504,146
4.38%, 08/15/52	685	571,061
4.60%, 05/15/52	585	507,304
4.80%, 10/15/43(a)	530	492,259
4.88%, 09/15/35	1,220	1,236,643
4.90%, 06/15/33	1,225	1,260,867
5.25%, 09/15/54(a)	1,100	1,044,696
5.65%, 09/15/55	1,160	1,173,530
5.95%, 10/01/36(a)	295	324,292
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	476	482,532
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	1,032	968,904
3.38%, 02/05/30(b)	420	402,150
3.88%, 07/17/29(a)(b)	1,075	1,052,341
4.00%, 06/30/50(b)	1,640	1,203,440
4.13%, 05/15/27(b)	2,992	2,986,652
4.38%, 02/05/50(b)	810	638,526
4.88%, 07/17/49(b)	953	811,435
5.25%, 10/24/42(b)	1,818	1,680,846
5.25%, 05/15/47(b)	795	718,686
5.38%, 01/25/29(a)(b)	1,080	1,104,935
5.45%, 05/21/28(b)	1,645	1,681,131
5.45%, 02/03/36(b)	1,800	1,799,816
6.15%, 05/21/48(a)(b)	2,235	2,247,900
6.25%, 01/25/49(b)	1,084	1,106,400
Pinnacle West Capital Corp.
4.90%, 05/15/28	980	999,026
5.15%, 05/15/30	435	450,680
Security	Par (000)	Value
Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43	$1,033	$891,645
5.20%, 03/15/34	700	730,605
5.50%, 03/15/54	425	416,443
6.50%, 11/15/37	788	893,792
7.90%, 12/15/38(a)	795	997,236
PPL Capital Funding, Inc.
4.13%, 04/15/30(a)	689	690,453
5.25%, 09/01/34	910	940,249
PPL Electric Utilities Corp.
3.00%, 10/01/49	649	437,414
3.95%, 06/01/47	767	623,789
4.13%, 06/15/44	770	657,702
4.15%, 10/01/45	1,046	886,165
4.15%, 06/15/48	779	647,295
4.75%, 07/15/43	325	302,757
4.85%, 02/15/34	820	839,227
5.00%, 05/15/33	1,240	1,281,036
5.20%, 07/15/41(a)	210	209,937
5.25%, 05/15/53	1,565	1,507,651
5.55%, 08/15/55	1,880	1,893,642
6.25%, 05/15/39	1,315	1,462,554
Progress Energy, Inc.
6.00%, 12/01/39	959	1,027,207
7.00%, 10/30/31	850	961,135
7.75%, 03/01/31	1,059	1,220,360
PSEG Power LLC, 5.20%, 05/15/30(a)(b)	545	562,421
Public Service Co. of Colorado
1.88%, 06/15/31	1,630	1,451,410
3.55%, 06/15/46(a)	415	310,221
3.60%, 09/15/42	928	742,399
3.70%, 06/15/28	823	820,919
3.80%, 06/15/47	798	624,648
3.95%, 03/15/43	390	321,051
4.05%, 09/15/49	635	505,463
4.10%, 06/01/32	645	639,771
4.10%, 06/15/48	805	654,871
4.30%, 03/15/44	621	538,246
4.50%, 06/01/52	1,015	862,691
4.75%, 08/15/41(a)	355	332,958
5.15%, 09/15/35	925	944,485
5.25%, 04/01/53	1,525	1,435,518
5.35%, 05/15/34	2,040	2,129,521
5.75%, 05/15/54	1,140	1,150,000
5.85%, 05/15/55	920	940,839
6.50%, 08/01/38(a)	550	619,627
Series 17, 6.25%, 09/01/37	751	827,193
Series 34, 3.20%, 03/01/50(a)	842	579,876
Series 35, 1.90%, 01/15/31	832	748,732
Series 36, 2.70%, 01/15/51	990	606,619
Public Service Co. of New Hampshire
3.60%, 07/01/49	655	494,991
4.40%, 07/01/28	1,005	1,018,564
5.15%, 01/15/53	525	496,103
5.35%, 10/01/33	1,070	1,129,148
Series V, 2.20%, 06/15/31	553	502,517
Public Service Co. of Oklahoma
5.20%, 01/15/35	855	873,196
5.25%, 01/15/33	985	1,020,253
5.45%, 01/15/36(a)	1,405	1,455,753
Series G, 6.63%, 11/15/37	405	460,363
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series J, 2.20%, 08/15/31	$915	$819,615
Series K, 3.15%, 08/15/51	535	358,542
Public Service Electric and Gas Co.
1.90%, 08/15/31	800	714,770
2.05%, 08/01/50	506	277,917
2.45%, 01/15/30(a)	975	922,390
2.70%, 05/01/50	510	326,306
3.00%, 05/15/27	1,005	996,174
3.00%, 03/01/51	834	555,811
3.10%, 03/15/32	885	832,097
3.15%, 01/01/50	940	646,148
3.20%, 05/15/29(a)	680	666,926
3.20%, 08/01/49	796	559,030
3.60%, 12/01/47	879	668,611
3.65%, 09/01/28	1,102	1,099,211
3.65%, 09/01/42	755	617,672
3.70%, 05/01/28	746	744,019
3.80%, 01/01/43(a)	550	458,484
3.80%, 03/01/46	980	789,001
3.85%, 05/01/49	1,009	790,736
3.95%, 05/01/42	685	590,817
4.05%, 05/01/48	1,095	893,034
4.15%, 11/01/45(a)	455	382,828
4.65%, 03/15/33	1,195	1,209,143
4.85%, 08/01/34	1,070	1,087,536
4.90%, 12/15/32	666	687,871
4.90%, 08/15/35	500	510,048
5.05%, 03/01/35	380	393,103
5.13%, 03/15/53	590	558,525
5.20%, 08/01/33	405	423,437
5.20%, 03/01/34(a)	1,130	1,177,812
5.30%, 08/01/54	1,160	1,125,908
5.38%, 11/01/39	720	737,927
5.45%, 08/01/53	860	849,209
5.45%, 03/01/54	810	800,759
5.50%, 03/01/40(a)	730	755,621
5.70%, 12/01/36(a)	280	301,843
5.80%, 05/01/37	915	992,503
Series D, 5.25%, 07/01/35	40	41,611
Series I, 4.00%, 06/01/44	550	454,462
Series K, 4.05%, 05/01/45(a)	490	401,119
Series Q, 5.50%, 03/01/55(a)	920	911,639
Series R, 4.20%, 01/01/31(a)	625	628,965
Series R, 5.63%, 01/01/56	435	444,246
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	1,217	1,091,641
2.45%, 11/15/31	275	249,235
4.90%, 03/15/30	660	679,511
5.20%, 04/01/29	790	816,473
5.40%, 03/15/35	740	767,661
5.45%, 04/01/34	1,170	1,222,877
5.85%, 11/15/27	1,435	1,480,078
5.88%, 10/15/28	1,120	1,170,149
6.13%, 10/15/33	835	904,767
Puget Energy, Inc.
2.38%, 06/15/28	1,445	1,392,550
4.10%, 06/15/30	1,120	1,105,456
4.22%, 03/15/32	1,080	1,055,570
5.73%, 03/15/35	655	677,709
Puget Sound Energy, Inc.
2.89%, 09/15/51	665	435,376
Security	Par (000)	Value
Electric (continued)
3.25%, 09/15/49	$990	$691,993
4.22%, 06/15/48	945	789,586
4.30%, 05/20/45	672	567,555
4.43%, 11/15/41(a)	504	455,740
5.33%, 06/15/34	940	978,478
5.45%, 06/01/53	805	787,847
5.48%, 06/01/35	425	441,985
5.60%, 09/15/55	1,145	1,144,060
5.64%, 04/15/41(a)	275	280,330
5.69%, 06/15/54	1,060	1,071,199
5.76%, 10/01/39	875	927,858
5.76%, 07/15/40(a)	585	603,823
5.80%, 03/15/40	630	659,733
6.27%, 03/15/37(a)	490	540,739
6.72%, 06/15/36	240	271,009
7.02%, 12/01/27	520	546,997
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	1,009	999,883
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	295	314,461
RWE Finance U.S. LLC
5.13%, 09/18/35(b)	440	441,106
5.88%, 04/16/34(b)	2,390	2,537,206
5.88%, 09/18/55(b)	1,445	1,437,092
6.25%, 04/16/54(b)	1,835	1,915,131
San Diego Gas & Electric Co.
3.70%, 03/15/52	990	736,896
3.95%, 11/15/41(a)	577	486,814
4.15%, 05/15/48	749	611,793
4.30%, 04/01/42(a)	766	670,482
4.50%, 08/15/40(a)	1,074	992,120
4.95%, 08/15/28	1,710	1,754,749
5.35%, 05/15/35	558	579,991
5.35%, 05/15/40	350	355,566
5.35%, 04/01/53	300	285,379
5.40%, 04/15/35	1,525	1,589,224
5.55%, 04/15/54	1,045	1,029,404
6.00%, 06/01/39(a)	720	777,462
Series FFF, 6.13%, 09/15/37(a)	450	497,582
Series RRR, 3.75%, 06/01/47	897	698,627
Series TTT, 4.10%, 06/15/49	765	614,777
Series UUU, 3.32%, 04/15/50	797	557,830
Series VVV, 1.70%, 10/01/30	1,498	1,349,120
Series WWW, 2.95%, 08/15/51(a)	1,485	972,695
Series XXX, 3.00%, 03/15/32	1,025	952,457
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	1,330	1,288,153
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,936	1,947,486
Sempra
3.25%, 06/15/27	1,704	1,689,018
3.40%, 02/01/28	2,307	2,281,800
3.70%, 04/01/29	1,743	1,724,662
3.80%, 02/01/38	2,303	2,012,145
4.00%, 02/01/48	1,880	1,459,239
4.13%, 04/01/52, (5-year CMT + 2.87%)(d)	1,655	1,633,530
5.50%, 08/01/33(a)	1,340	1,413,469
6.00%, 10/15/39	1,804	1,905,331
6.38%, 04/01/56, (5-year CMT + 2.63%)(d)	50	51,196
6.40%, 10/01/54, (5-year CMT + 2.63%)(d)	1,660	1,693,595
6.55%, 04/01/55, (5-year CMT + 2.14%)(d)	1,020	1,041,297
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)(d)	595	604,798

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.88%, 10/01/54, (5-year CMT + 2.79%)(d)	$1,315	$1,354,545
Sierra Pacific Power Co.
5.90%, 03/15/54	715	728,774
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)(d)	375	372,898
Series P, 6.75%, 07/01/37	435	496,895
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	275	261,752
Solar Star Funding LLC, 5.38%, 06/30/35(b)	820	843,646
Southern California Edison Co.
2.25%, 06/01/30	1,318	1,212,766
2.75%, 02/01/32(a)	937	850,564
2.85%, 08/01/29	1,228	1,176,064
3.45%, 02/01/52	1,170	799,187
3.65%, 02/01/50	2,197	1,574,483
3.90%, 12/01/41(a)	680	551,556
4.00%, 04/01/47	2,838	2,184,713
4.05%, 03/15/42(a)	945	770,509
4.50%, 09/01/40	1,012	902,804
4.65%, 10/01/43	1,521	1,318,465
4.80%, 03/15/33	1,325	1,330,854
5.15%, 06/01/29(a)	2,270	2,335,178
5.20%, 06/01/34	1,580	1,606,212
5.25%, 03/15/30	1,995	2,061,849
5.30%, 03/01/28(a)	2,385	2,440,373
5.45%, 06/01/31	1,320	1,382,838
5.45%, 03/01/35	1,497	1,540,302
5.50%, 03/15/40(a)	1,039	1,036,258
5.63%, 02/01/36(a)	913	942,359
5.65%, 10/01/28(a)	935	969,964
5.70%, 03/01/53	1,170	1,114,247
5.75%, 04/15/54	355	341,670
5.85%, 11/01/27	1,285	1,320,455
5.88%, 12/01/53	1,155	1,134,770
5.90%, 03/01/55(a)	1,255	1,236,829
5.95%, 11/01/32	1,115	1,194,617
6.00%, 01/15/34	1,027	1,095,727
6.05%, 03/15/39	1,115	1,166,689
6.20%, 09/15/55	1,930	1,987,497
6.65%, 04/01/29	1,575	1,668,501
Series 04-G, 5.75%, 04/01/35	1,015	1,060,324
Series 05-B, 5.55%, 01/15/36	305	313,113
Series 05-E, 5.35%, 07/15/35	807	821,607
Series 06-E, 5.55%, 01/15/37	890	907,783
Series 08-A, 5.95%, 02/01/38	1,220	1,272,835
Series 13-A, 3.90%, 03/15/43	760	599,564
Series 20A, 2.95%, 02/01/51	1,720	1,078,644
Series A, 4.20%, 03/01/29	1,273	1,274,375
Series B, 3.65%, 03/01/28	895	889,096
Series B, 4.88%, 03/01/49	1,637	1,411,342
Series C, 3.60%, 02/01/45	1,089	808,779
Series C, 4.13%, 03/01/48(a)	2,406	1,883,101
Series D, 4.70%, 06/01/27	1,110	1,118,185
Series E, 5.45%, 06/01/52(a)	946	867,532
Series G, 2.50%, 06/01/31(a)	1,181	1,079,437
Series H, 3.65%, 06/01/51	1,135	795,876
Southern Co.(The)
4.25%, 07/01/36	949	898,731
4.40%, 07/01/46	3,975	3,399,048
4.85%, 06/15/28	1,715	1,749,328
4.85%, 03/15/35(a)	1,505	1,502,266
5.11%, 08/01/27	1,105	1,123,224
Security	Par (000)	Value
Electric (continued)
5.20%, 06/15/33	$1,720	$1,781,484
5.50%, 03/15/29	2,455	2,558,837
5.70%, 10/15/32(a)	1,060	1,134,617
5.70%, 03/15/34	1,980	2,106,020
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(d)	1,220	1,276,387
Series 21-B, 1.75%, 03/15/28	1,367	1,310,399
Series A, 3.70%, 04/30/30	2,365	2,329,073
Southern Power Co.
5.15%, 09/15/41	883	863,645
5.25%, 07/15/43	596	580,375
Series A, 4.25%, 10/01/30(a)	855	859,237
Series B, 4.90%, 10/01/35	1,160	1,155,804
Series F, 4.95%, 12/15/46	658	593,985
Southwestern Electric Power Co.
3.25%, 11/01/51	1,380	917,736
5.30%, 04/01/33	450	466,591
6.20%, 03/15/40	810	871,457
Series J, 3.90%, 04/01/45	724	570,204
Series L, 3.85%, 02/01/48	754	575,494
Series M, 4.10%, 09/15/28	658	658,902
Southwestern Public Service Co.
3.40%, 08/15/46(a)	1,315	952,014
3.70%, 08/15/47	737	563,495
3.75%, 06/15/49(a)	637	485,237
4.50%, 08/15/41	770	694,409
5.30%, 05/15/35	1,135	1,172,126
6.00%, 10/01/36	496	525,986
6.00%, 06/01/54	929	963,646
Series 6, 4.40%, 11/15/48	983	821,929
Series 8, 3.15%, 05/01/50	940	634,214
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)(b)	1,031	1,020,191
4.63%, 11/21/29(b)	295	303,598
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	650	643,205
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)(b)	880	852,566
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	150	145,272
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	945	968,358
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	4,035	4,028,677
4.00%, 05/04/47(a)(b)	707	645,749
4.25%, 05/02/28(a)(b)	905	916,326
System Energy Resources, Inc.
5.30%, 12/15/34	1,150	1,174,010
6.00%, 04/15/28	395	410,024
Tampa Electric Co.
2.40%, 03/15/31	1,076	991,588
3.45%, 03/15/51(a)	779	560,752
3.63%, 06/15/50(a)	685	510,767
4.10%, 06/15/42	580	501,833
4.20%, 05/15/45(a)	510	427,234
4.30%, 06/15/48(a)	432	364,009
4.35%, 05/15/44	767	667,995
4.45%, 06/15/49	653	554,798
4.90%, 03/01/29(a)	1,240	1,273,280
5.00%, 07/15/52(a)	461	428,354
5.15%, 03/01/35(a)	970	996,134
6.15%, 05/15/37(a)	385	421,484
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.55%, 05/15/36(a)	$335	$377,464
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)(b)	1,124	1,106,854
Toledo Edison Co. (The), 6.15%, 05/15/37	467	515,488
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	1,200	1,240,307
Transelec SA, 3.88%, 01/12/29(b)	100	98,459
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44(a)	420	363,847
6.00%, 06/15/40(b)	952	1,003,533
Tucson Electric Power Co.
1.50%, 08/01/30	1,597	1,428,457
3.25%, 05/15/32	770	722,840
3.25%, 05/01/51	471	321,336
4.00%, 06/15/50	962	757,595
4.85%, 12/01/48	566	509,352
5.20%, 09/15/34(a)	605	624,095
5.50%, 04/15/53	755	733,968
5.90%, 04/15/55(a)	875	897,825
Union Electric Co.
2.15%, 03/15/32	1,200	1,067,981
2.63%, 03/15/51	500	306,776
2.95%, 06/15/27	876	867,821
2.95%, 03/15/30	1,015	975,825
3.25%, 10/01/49	790	550,596
3.50%, 03/15/29	1,081	1,069,656
3.65%, 04/15/45	244	194,086
3.90%, 09/15/42	680	574,995
3.90%, 04/01/52	940	731,259
4.00%, 04/01/48	827	666,473
4.80%, 03/15/36	800	801,778
5.13%, 03/15/55	995	932,012
5.20%, 04/01/34	985	1,028,206
5.25%, 04/15/35	1,015	1,052,454
5.25%, 01/15/54(a)	715	681,360
5.30%, 08/01/37(a)	545	567,074
5.45%, 03/15/53	850	837,426
5.55%, 03/15/56	800	795,687
8.45%, 03/15/39	610	797,701
Virginia Electric and Power Co.
2.30%, 11/15/31	830	748,360
2.40%, 03/30/32	1,085	977,032
2.45%, 12/15/50(a)	1,774	1,027,464
2.95%, 11/15/51	1,745	1,111,895
3.30%, 12/01/49	992	690,554
4.00%, 01/15/43(a)	1,015	847,694
4.45%, 02/15/44	1,135	995,363
4.60%, 12/01/48	1,285	1,105,284
4.95%, 03/15/36	1,775	1,772,103
5.00%, 04/01/33	1,475	1,515,777
5.00%, 01/15/34	955	974,326
5.05%, 08/15/34	1,090	1,111,642
5.15%, 03/15/35	1,045	1,069,046
5.30%, 08/15/33	870	909,973
5.35%, 01/15/54(a)	1,155	1,094,856
5.45%, 04/01/53	1,460	1,403,265
5.55%, 08/15/54	1,130	1,099,118
5.65%, 03/15/55	1,620	1,595,022
5.70%, 08/15/53	1,230	1,220,032
5.70%, 03/15/56	2,225	2,209,605
Security	Par (000)	Value
Electric (continued)
6.35%, 11/30/37	$1,022	$1,134,433
8.88%, 11/15/38	1,153	1,542,544
Series A, 2.88%, 07/15/29	1,215	1,175,300
Series A, 3.50%, 03/15/27	1,135	1,130,877
Series A, 3.80%, 04/01/28	1,435	1,434,392
Series A, 6.00%, 05/15/37(a)	980	1,058,587
Series B, 3.75%, 05/15/27	963	961,867
Series B, 3.80%, 09/15/47	1,157	898,079
Series B, 4.20%, 05/15/45	815	682,902
Series B, 6.00%, 01/15/36	1,069	1,154,710
Series C, 4.00%, 11/15/46	1,078	869,058
Series C, 4.63%, 05/15/52	1,075	914,575
Series C, 4.90%, 09/15/35	1,525	1,529,586
Series D, 4.65%, 08/15/43	1,225	1,108,143
Series D, 5.60%, 09/15/55	2,046	2,005,103
Vistra Operations Co. LLC
4.30%, 10/15/28(b)	140	140,144
4.30%, 07/15/29(b)	1,409	1,409,701
4.60%, 10/15/30(b)	30	30,190
4.70%, 01/31/31(b)	725	729,148
5.25%, 10/15/35(b)	1,060	1,062,243
5.35%, 01/31/36(b)	995	1,001,888
5.70%, 12/30/34(b)	1,390	1,440,496
6.00%, 04/15/34(b)	615	651,973
6.95%, 10/15/33(b)	2,500	2,802,617
WEC Energy Group, Inc.
1.38%, 10/15/27	1,224	1,177,259
1.80%, 10/15/30	421	378,682
2.20%, 12/15/28	740	706,836
4.75%, 01/15/28(a)	1,560	1,583,743
5.15%, 10/01/27	660	671,447
5.63%, 05/15/56, (5-year CMT + 1.91%)(d)	410	412,587
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	475	453,618
3.65%, 12/15/42	405	326,577
3.95%, 03/01/29(a)	1,080	1,083,133
4.15%, 10/15/30	1,280	1,287,446
4.25%, 06/01/44	455	392,371
4.30%, 12/15/45	245	209,529
4.30%, 10/15/48(a)	780	660,825
4.60%, 10/01/34(a)	860	866,287
4.75%, 09/30/32(a)	920	946,674
5.00%, 05/15/29	840	866,904
5.05%, 10/01/54(a)	705	656,255
5.63%, 05/15/33	377	407,764
5.70%, 12/01/36(a)	595	643,001
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	645	574,353
3.00%, 07/01/29	857	834,662
3.05%, 10/15/27	790	779,790
3.65%, 04/01/50	620	459,899
3.95%, 09/01/32	1,210	1,181,905
4.10%, 10/15/44	385	318,062
4.95%, 04/01/33	1,070	1,095,656
5.38%, 03/30/34	855	889,143
5.70%, 12/15/55	775	775,807
6.38%, 08/15/37	485	539,152
7.60%, 10/01/38(a)	395	473,403
Wisconsin Public Service Corp.
2.85%, 12/01/51(a)	505	325,793
3.30%, 09/01/49	705	497,029

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.67%, 12/01/42	$752	$619,138
4.25%, 01/15/31(a)	585	590,703
4.55%, 12/01/29	765	780,717
4.75%, 11/01/44	894	820,298
Xcel Energy, Inc.
1.75%, 03/15/27	895	875,499
2.35%, 11/15/31(a)	560	505,042
2.60%, 12/01/29	970	921,045
3.40%, 06/01/30(a)	1,405	1,364,120
3.50%, 12/01/49	810	589,996
4.00%, 06/15/28	1,729	1,732,072
4.60%, 06/01/32	1,030	1,037,658
4.75%, 03/21/28	720	731,253
4.80%, 09/15/41	513	477,966
5.45%, 08/15/33	1,855	1,936,518
5.50%, 03/15/34	1,545	1,613,051
5.60%, 04/15/35	805	841,432
5.75%, 12/03/56, (5-year CMT + 2.17%)(d)	900	899,996
6.50%, 07/01/36	640	710,382
		1,532,410,506
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,441	1,443,183
4.38%, 05/08/42	770	703,844
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	854	776,819
Emerson Electric Co.
1.80%, 10/15/27	949	921,494
1.95%, 10/15/30	1,350	1,237,340
2.00%, 12/21/28	1,440	1,374,072
2.20%, 12/21/31(a)	1,990	1,806,608
2.75%, 10/15/50(a)	696	450,808
2.80%, 12/21/51	1,755	1,138,554
5.00%, 03/15/35	850	879,352
5.25%, 11/15/39	660	685,302
6.00%, 08/15/32(a)	770	850,155
6.13%, 04/15/39(a)	230	255,877
Molex Electronic Technologies LLC
4.75%, 04/30/28(b)	945	957,872
5.25%, 04/30/32(b)	705	731,415
		14,212,695
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,198	1,172,844
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	920	913,563
5.41%, 07/01/32	679	709,409
5.60%, 05/29/34	665	702,226
Amphenol Corp.
2.20%, 09/15/31	1,470	1,332,715
2.80%, 02/15/30	2,467	2,360,914
3.80%, 11/15/27	1,430	1,432,401
3.90%, 11/15/28	730	733,144
4.13%, 11/15/30(a)	1,830	1,839,197
4.35%, 06/01/29	1,595	1,619,559
4.38%, 06/12/28(a)	955	967,239
4.40%, 02/15/33(a)	2,000	2,004,922
4.63%, 02/15/36	2,595	2,579,104
5.00%, 01/15/35	1,415	1,451,930
5.05%, 04/05/27	940	952,263
5.05%, 04/05/29(a)	1,665	1,721,215
5.25%, 04/05/34	1,600	1,676,060
Security	Par (000)	Value
Electronics (continued)
5.30%, 11/15/55	$2,245	$2,173,917
5.38%, 11/15/54(a)	545	537,266
Arrow Electronics, Inc.
2.95%, 02/15/32	1,131	1,024,024
3.88%, 01/12/28	1,255	1,248,165
5.15%, 08/21/29(a)	1,100	1,128,565
5.88%, 04/10/34(a)	960	1,011,469
Avnet, Inc.
3.00%, 05/15/31	765	705,550
5.50%, 06/01/32(a)	590	612,508
6.25%, 03/15/28	1,175	1,218,668
Flex Ltd.
4.88%, 06/15/29	398	405,471
4.88%, 05/12/30	1,314	1,336,424
5.25%, 01/15/32	1,240	1,273,025
5.38%, 11/13/35	580	586,357
6.00%, 01/15/28	1,170	1,208,549
Fortive Corp., 4.30%, 06/15/46	1,041	878,605
Honeywell International, Inc.
1.75%, 09/01/31	2,815	2,493,329
1.95%, 06/01/30	2,130	1,964,610
2.70%, 08/15/29	1,725	1,660,208
2.80%, 06/01/50	1,259	853,122
3.81%, 11/21/47	880	702,246
4.25%, 01/15/29	1,925	1,946,786
4.50%, 01/15/34	2,255	2,267,585
4.65%, 07/30/27	1,860	1,883,177
4.70%, 02/01/30(a)	2,550	2,619,177
4.75%, 02/01/32	895	922,025
4.88%, 09/01/29	1,120	1,156,179
4.95%, 02/15/28	1,480	1,512,260
4.95%, 09/01/31	1,030	1,076,390
5.00%, 02/15/33	1,920	2,002,895
5.00%, 03/01/35	2,420	2,496,268
5.25%, 03/01/54	2,910	2,799,841
5.35%, 03/01/64	1,145	1,106,734
5.38%, 03/01/41(a)	1,037	1,076,231
5.70%, 03/15/36	985	1,063,271
5.70%, 03/15/37	325	351,782
Hubbell, Inc.
2.30%, 03/15/31	502	463,467
3.15%, 08/15/27	200	197,784
3.50%, 02/15/28(a)	963	956,933
4.80%, 11/15/35	450	452,677
Jabil, Inc.
3.00%, 01/15/31	1,002	939,872
3.60%, 01/15/30	1,042	1,014,592
3.95%, 01/12/28	1,290	1,287,278
4.20%, 02/01/29	845	846,580
4.25%, 05/15/27(a)	1,225	1,229,373
4.75%, 02/01/33	485	483,226
5.45%, 02/01/29	885	916,733
Keysight Technologies, Inc.
3.00%, 10/30/29	1,295	1,250,827
4.60%, 04/06/27	1,252	1,259,003
4.95%, 10/15/34	795	810,504
5.35%, 07/30/30	1,170	1,227,161
TD SYNNEX Corp.
2.38%, 08/09/28	1,268	1,213,744
2.65%, 08/09/31	1,199	1,085,472
4.30%, 01/17/29	1,225	1,225,297
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.30%, 10/10/35	$830	$827,470
6.10%, 04/12/34	740	784,373
Trimble, Inc.
4.90%, 06/15/28	1,381	1,393,938
6.10%, 03/15/33	785	836,563
Tyco Electronics Group SA
2.50%, 02/04/32	1,285	1,169,790
3.13%, 08/15/27	981	973,597
4.50%, 02/09/31	1,165	1,185,642
4.63%, 02/01/30	760	779,368
4.88%, 02/09/36	605	614,570
5.00%, 05/09/35	585	599,550
7.13%, 10/01/37	865	1,030,057
Vontier Corp.
2.40%, 04/01/28(a)	951	918,293
2.95%, 04/01/31(a)	1,277	1,186,329
		100,631,447
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	35	35,369
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	662	565,822
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	120	120,600
		721,791
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	790	679,992
5.13%, 08/11/61(b)	2,492	2,093,903
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)(b)	535	444,972
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	1,185	1,304,637
Jacobs Engineering Group, Inc.
5.90%, 03/01/33(a)	815	859,764
6.35%, 08/18/28	3,085	3,242,423
Jacobs Solutions, Inc.
4.75%, 03/03/31	900	901,370
5.38%, 03/03/36	900	900,152
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	425,783
MasTec, Inc.
4.50%, 08/15/28(b)	2,305	2,304,029
5.90%, 06/15/29	2,005	2,104,428
Mexico City Airport Trust
3.88%, 04/30/28(b)	904	894,974
5.50%, 10/31/46(b)	1,422	1,261,351
5.50%, 07/31/47(b)	3,011	2,639,382
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)(b)	1,680	1,690,690
6.00%, 11/25/29(b)	170	175,950
Ste Transcore Holdings, Inc.
3.38%, 05/05/27(b)	250	248,973
3.75%, 05/05/32(b)	150	147,095
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	170	156,751
Vinci SA, 3.75%, 04/10/29(a)(b)	2,010	1,997,444
		24,474,063
Entertainment — 0.0%
Flutter Treasury DAC
5.88%, 06/04/31(b)	235	234,326
6.38%, 04/29/29(a)(b)	775	796,310
Security	Par (000)	Value
Entertainment (continued)
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)(b)	$1,880	$1,740,500
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	775	727,693
3.75%, 12/01/29(b)	520	500,256
3.88%, 07/15/30(b)	875	839,860
		4,838,945
Environmental Control — 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(a)(b)	175	171,114
Nature Conservancy (The), Series A, 3.96%, 03/01/52	445	363,577
Republic Services, Inc.
1.45%, 02/15/31	1,950	1,721,316
1.75%, 02/15/32(a)	1,279	1,117,747
2.30%, 03/01/30(a)	1,301	1,220,099
2.38%, 03/15/33(a)	1,225	1,084,953
3.05%, 03/01/50	403	277,180
3.38%, 11/15/27	1,243	1,235,266
3.95%, 05/15/28	2,108	2,114,101
4.75%, 07/15/30(a)	1,515	1,557,382
4.88%, 04/01/29	1,710	1,758,071
5.00%, 11/15/29(a)	905	938,302
5.00%, 12/15/33(a)	965	1,005,940
5.00%, 04/01/34	1,620	1,680,280
5.15%, 03/15/35(a)	1,120	1,170,040
5.20%, 11/15/34(a)	825	863,610
5.70%, 05/15/41(a)	545	585,144
6.20%, 03/01/40(a)	782	882,897
Veralto Corp.
5.35%, 09/18/28	1,330	1,373,507
5.45%, 09/18/33	1,035	1,090,672
Waste Connections, Inc.
2.20%, 01/15/32(a)	1,150	1,031,121
2.60%, 02/01/30	1,117	1,063,755
2.95%, 01/15/52(a)	1,485	983,175
3.05%, 04/01/50	895	618,187
3.20%, 06/01/32(a)	1,039	981,602
3.50%, 05/01/29(a)	1,558	1,547,180
4.20%, 01/15/33	1,782	1,764,023
4.25%, 12/01/28(a)	1,111	1,121,417
5.00%, 03/01/34	1,205	1,244,361
5.25%, 09/01/35(a)	765	800,771
Waste Management, Inc.
1.15%, 03/15/28	995	945,472
1.50%, 03/15/31	2,322	2,056,068
2.00%, 06/01/29	985	930,108
2.50%, 11/15/50	920	568,946
2.95%, 06/01/41	945	734,595
3.15%, 11/15/27	368	365,043
3.88%, 01/15/29	1,370	1,372,369
3.90%, 03/01/35(a)	823	785,812
4.10%, 03/01/45(a)	695	602,914
4.15%, 04/15/32	1,765	1,768,719
4.15%, 07/15/49	1,081	923,734
4.50%, 03/15/28(a)	1,415	1,436,249
4.63%, 02/15/30	2,390	2,446,938
4.63%, 02/15/33(a)	875	896,405
4.65%, 03/15/30(a)	875	898,132
4.80%, 03/15/32	1,170	1,211,117
4.88%, 02/15/29	2,635	2,712,305
4.88%, 02/15/34(a)	1,795	1,858,951

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.95%, 07/03/27	$1,090	$1,106,728
4.95%, 07/03/31	1,930	2,013,666
4.95%, 03/15/35	2,370	2,437,780
5.35%, 10/15/54(a)	1,875	1,856,311
7.00%, 07/15/28	1,165	1,245,259
		64,540,411
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,265	1,372,692
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51(b)	1,137	913,997
5.38%, 01/09/36(b)	1,480	1,529,016
6.05%, 01/15/29(b)	1,295	1,357,621
6.40%, 01/15/34(b)	1,170	1,289,747
Campbell's Co. (The), 4.55%, 03/21/31	1,805	1,808,107
Campbell's Company/The
2.38%, 04/24/30	1,080	1,000,165
3.13%, 04/24/50	963	635,128
4.15%, 03/15/28	2,520	2,526,902
4.75%, 03/23/35(a)	1,275	1,237,991
4.80%, 03/15/48	1,415	1,223,102
5.20%, 03/19/27(a)	840	850,918
5.20%, 03/21/29	2,110	2,170,840
5.25%, 10/13/54(a)	905	821,798
5.40%, 03/21/34(a)	1,555	1,589,153
Cencosud SA
4.38%, 07/17/27(b)	1,145	1,146,458
5.95%, 05/28/31(b)	235	246,710
6.63%, 02/12/45(b)	380	404,225
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	1,570	1,479,421
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,650	1,529,661
Conagra Brands, Inc.
1.38%, 11/01/27	625	598,086
4.85%, 11/01/28	2,538	2,573,911
5.00%, 08/01/30(a)	985	1,005,266
5.30%, 11/01/38	1,164	1,121,347
5.40%, 11/01/48(a)	1,990	1,784,383
5.75%, 08/01/35(a)	1,135	1,170,393
7.00%, 10/01/28	1,475	1,577,511
8.25%, 09/15/30	1,252	1,440,015
Flowers Foods, Inc.
2.40%, 03/15/31	1,558	1,370,884
5.75%, 03/15/35(a)	415	411,150
6.20%, 03/15/55(a)	750	655,983
General Mills, Inc.
2.25%, 10/14/31	800	717,968
2.88%, 04/15/30	1,703	1,619,175
3.00%, 02/01/51(a)	1,215	797,557
4.15%, 02/15/43	670	567,166
4.20%, 04/17/28	3,800	3,813,411
4.55%, 04/17/38(a)	846	800,811
4.70%, 04/17/48(a)	885	787,048
4.88%, 01/30/30	2,135	2,190,308
4.95%, 03/29/33(a)	650	664,655
5.25%, 01/30/35(a)	1,365	1,400,495
5.40%, 06/15/40	850	866,089
5.50%, 10/17/28(a)	1,155	1,198,177
Gruma SAB de CV
5.39%, 12/09/34(b)	450	460,575
5.76%, 12/09/54(a)(b)	405	406,620
Security	Par (000)	Value
Food (continued)
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	$1,155	$943,629
4.70%, 11/10/47(b)	1,008	910,499
4.88%, 06/27/44(b)	590	556,582
Hershey Co.(The)
1.70%, 06/01/30	955	872,700
2.45%, 11/15/29	715	679,887
2.65%, 06/01/50(a)	342	217,919
3.13%, 11/15/49	879	626,186
3.38%, 08/15/46	410	311,707
4.25%, 05/04/28	890	899,045
4.50%, 05/04/33(a)	820	834,405
4.55%, 02/24/28	1,095	1,112,953
4.75%, 02/24/30(a)	1,075	1,110,221
4.95%, 02/24/32	905	945,346
5.10%, 02/24/35	945	990,501
Hormel Foods Corp.
1.70%, 06/03/28	1,745	1,666,938
1.80%, 06/11/30	2,591	2,364,268
3.05%, 06/03/51	680	455,338
4.80%, 03/30/27	730	737,598
Ingredion, Inc.
2.90%, 06/01/30	1,235	1,179,401
3.90%, 06/01/50(a)	629	491,900
6.63%, 04/15/37(a)	449	509,019
J M Smucker Co.(The)
2.13%, 03/15/32	650	570,521
2.38%, 03/15/30	1,159	1,084,981
3.38%, 12/15/27	1,152	1,142,213
4.25%, 03/15/35(a)	1,430	1,371,881
4.38%, 03/15/45(a)	1,175	1,017,070
5.90%, 11/15/28	1,890	1,981,611
6.20%, 11/15/33(a)	1,615	1,772,190
6.50%, 11/15/43(a)	1,120	1,222,449
6.50%, 11/15/53(a)	2,040	2,242,125
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	2,270	2,329,450
5.95%, 04/20/35	2,280	2,417,419
6.25%, 03/01/56	2,140	2,185,190
6.38%, 02/25/55	1,395	1,441,285
6.38%, 04/15/66(a)	1,630	1,659,112
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 02/02/29(a)	1,090	1,058,821
3.00%, 05/15/32	2,357	2,146,177
3.63%, 01/15/32	1,090	1,031,574
3.75%, 12/01/31	1,190	1,134,972
4.38%, 02/02/52	2,235	1,766,994
5.75%, 04/01/33	2,468	2,595,388
6.50%, 12/01/52	2,070	2,187,265
6.75%, 03/15/34	2,725	3,038,007
7.25%, 11/15/53	2,125	2,429,708
Kellanova
2.10%, 06/01/30	1,343	1,244,482
3.40%, 11/15/27	1,089	1,082,990
4.30%, 05/15/28	1,550	1,565,561
4.50%, 04/01/46	1,138	1,022,859
5.25%, 03/01/33	455	478,951
5.75%, 05/16/54	585	597,864
Series B, 7.45%, 04/01/31	1,160	1,336,482
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$715	$756,161
Kraft Heinz Foods Co.
3.75%, 04/01/30	1,595	1,570,591
3.88%, 05/15/27	2,280	2,275,903
4.25%, 03/01/31	880	879,319
4.38%, 06/01/46	5,115	4,198,388
4.63%, 01/30/29	975	990,752
4.63%, 10/01/39(a)	860	787,756
4.88%, 10/01/49	2,755	2,374,886
5.00%, 07/15/35(a)	340	341,256
5.00%, 06/04/42	2,510	2,301,695
5.20%, 03/15/32	1,310	1,357,958
5.20%, 07/15/45	2,950	2,701,441
5.40%, 03/15/35	1,275	1,317,284
5.50%, 06/01/50	1,770	1,663,315
6.50%, 02/09/40(a)	1,645	1,787,334
6.75%, 03/15/32(a)	730	813,019
6.88%, 01/26/39	415	468,032
7.13%, 08/01/39(b)	1,510	1,720,192
Kroger Co.(The)
1.70%, 01/15/31	1,185	1,055,217
2.20%, 05/01/30(a)	410	381,744
3.70%, 08/01/27	1,282	1,279,937
3.88%, 10/15/46	1,130	893,608
3.95%, 01/15/50	1,577	1,221,923
4.45%, 02/01/47	1,795	1,536,684
4.50%, 01/15/29(a)	1,454	1,478,862
4.65%, 01/15/48(a)	1,130	988,755
5.00%, 09/15/34	3,965	4,031,527
5.00%, 04/15/42	762	725,987
5.15%, 08/01/43(a)	911	881,126
5.40%, 07/15/40(a)	573	582,192
5.40%, 01/15/49	1,261	1,221,012
5.50%, 09/15/54	3,085	2,982,280
5.65%, 09/15/64	2,465	2,382,615
6.90%, 04/15/38(a)	1,207	1,407,948
7.50%, 04/01/31	875	1,005,140
8.00%, 09/15/29(a)	594	668,006
Series B, 7.70%, 06/01/29	990	1,096,520
Mars, Inc.
1.63%, 07/16/32(a)(b)	1,410	1,211,603
2.38%, 07/16/40(b)	1,516	1,109,927
2.45%, 07/16/50(a)(b)	735	442,595
3.20%, 04/01/30(a)(b)	1,565	1,519,907
3.60%, 04/01/34(b)	1,176	1,101,475
3.88%, 04/01/39(a)(b)	1,565	1,405,852
3.95%, 04/01/44(a)(b)	640	538,696
3.95%, 04/01/49(a)(b)	1,452	1,175,591
4.13%, 04/01/54(b)	1,018	822,072
4.20%, 04/01/59(a)(b)	766	621,415
4.55%, 04/20/28(b)	1,840	1,865,245
4.60%, 03/01/28(b)	5,560	5,640,653
4.65%, 04/20/31(a)(b)	1,075	1,106,033
4.75%, 04/20/33(a)(b)	1,835	1,869,028
4.80%, 03/01/30(b)	6,735	6,923,544
5.00%, 03/01/32(b)	3,175	3,288,869
5.20%, 03/01/35(b)	8,815	9,127,602
5.65%, 05/01/45(a)(b)	4,830	4,942,945
5.70%, 05/01/55(a)(b)	8,790	8,913,531
5.80%, 05/01/65(b)	2,730	2,796,102
Security	Par (000)	Value
Food (continued)
McCormick & Co., Inc./MD
1.85%, 02/15/31(a)	$1,232	$1,101,261
2.50%, 04/15/30	1,042	978,114
3.40%, 08/15/27	1,541	1,533,681
4.15%, 02/15/29	525	528,517
4.20%, 08/15/47	715	593,084
4.70%, 10/15/34(a)	1,090	1,089,798
4.95%, 04/15/33	825	846,592
Mondelez International, Inc.
1.50%, 02/04/31	1,350	1,189,619
1.88%, 10/15/32(a)	912	793,661
2.63%, 03/17/27	1,110	1,096,595
2.63%, 09/04/50(a)	2,362	1,443,044
2.75%, 04/13/30	1,582	1,500,597
3.00%, 03/17/32	1,110	1,030,595
4.13%, 05/07/28	870	873,277
4.25%, 05/06/28	830	836,283
4.50%, 05/06/30	440	446,583
4.75%, 02/20/29	1,110	1,136,637
4.75%, 08/28/34(a)	835	839,897
5.13%, 05/06/35	605	625,599
6.50%, 11/01/31	355	395,475
Nestle Capital Corp.
4.65%, 03/12/29(a)(b)	1,485	1,523,298
4.75%, 03/12/31(b)	500	518,924
4.88%, 03/12/34(a)(b)	1,615	1,676,379
5.10%, 03/12/54(a)(b)	695	676,556
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	2,135	2,052,399
1.25%, 09/15/30(a)(b)	1,885	1,684,166
1.50%, 09/14/28(a)(b)	1,890	1,793,236
1.88%, 09/14/31(a)(b)	1,668	1,499,712
2.50%, 09/14/41(a)(b)	1,027	754,733
2.63%, 09/14/51(a)(b)	1,105	702,428
3.63%, 09/24/28(b)	1,274	1,272,838
3.90%, 09/24/38(b)	2,144	1,971,551
4.00%, 09/24/48(b)	3,519	2,945,374
4.13%, 10/01/27(a)(b)	595	599,483
4.25%, 10/01/29(a)(b)	1,245	1,263,894
4.30%, 10/01/32(a)(b)	3,055	3,099,781
4.70%, 01/15/53(a)(b)	1,805	1,659,838
4.85%, 03/14/33(b)	1,850	1,919,406
4.95%, 03/14/30(b)	1,105	1,147,730
5.00%, 03/14/28(a)(b)	1,095	1,122,743
5.00%, 09/12/28(a)(b)	1,785	1,838,347
5.00%, 09/12/30(a)(b)	1,095	1,151,250
5.00%, 09/12/33(b)	540	569,296
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	275	277,735
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)(b)	1,145	1,265,911
Smithfield Foods, Inc.
2.63%, 09/13/31(a)(b)	1,202	1,078,780
3.00%, 10/15/30(b)	910	847,907
5.20%, 04/01/29(b)	1,221	1,247,757
Sysco Corp.
2.40%, 02/15/30(a)	1,005	945,249
2.45%, 12/14/31	965	876,393
3.15%, 12/14/51	1,445	976,855
3.25%, 07/15/27(a)	1,516	1,504,146
3.30%, 02/15/50(a)	1,070	760,334
4.40%, 07/25/31	675	677,481

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.45%, 03/15/48	$915	$784,204
4.50%, 04/01/46	1,027	890,972
4.85%, 10/01/45	915	834,242
4.95%, 03/25/36	770	771,469
5.10%, 09/23/30	1,420	1,474,100
5.38%, 09/21/35	1,145	1,194,390
5.40%, 03/23/35	1,115	1,164,674
5.75%, 01/17/29	860	902,084
5.95%, 04/01/30	2,102	2,237,518
6.00%, 01/17/34	1,115	1,214,457
6.60%, 04/01/40	775	877,478
6.60%, 04/01/50(a)	2,056	2,301,916
Tesco PLC, 6.15%, 11/15/37(a)(b)	755	800,289
Tyson Foods, Inc.
3.55%, 06/02/27	2,237	2,226,587
4.35%, 03/01/29	2,636	2,660,948
4.55%, 06/02/47	1,416	1,243,038
4.88%, 08/15/34(a)	1,031	1,044,191
4.95%, 02/20/36	675	679,318
5.10%, 09/28/48(a)	2,655	2,497,845
5.15%, 08/15/44	849	815,646
5.40%, 03/15/29	1,795	1,861,984
5.70%, 03/15/34(a)	1,725	1,835,515
		324,347,004
Food Service — 0.0%
Sodexo, Inc.
2.72%, 04/16/31(b)	1,473	1,357,678
5.15%, 08/15/30(b)	925	956,150
5.80%, 08/15/35(b)	295	310,516
		2,624,344
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,065	1,055,478
4.20%, 01/29/30(b)	820	781,998
4.25%, 04/30/29(a)(b)	1,182	1,144,593
5.15%, 01/29/50(a)(b)	1,130	968,579
5.50%, 11/02/47(a)	801	723,449
5.50%, 04/30/49(a)(b)	855	771,616
6.18%, 05/05/32(b)	135	138,039
Georgia-Pacific LLC
2.10%, 04/30/27(a)(b)	789	773,432
2.30%, 04/30/30(b)	1,154	1,076,963
4.40%, 06/30/28(b)	960	971,674
4.95%, 06/30/32(a)(b)	1,085	1,127,448
7.25%, 06/01/28	1,198	1,283,530
7.75%, 11/15/29	1,310	1,479,302
8.88%, 05/15/31	697	849,591
International Paper Co.
4.35%, 08/15/48(a)	1,270	1,037,941
4.40%, 08/15/47(a)	1,307	1,087,550
4.80%, 06/15/44(a)	1,590	1,418,625
5.00%, 09/15/35(a)	1,125	1,130,436
5.15%, 05/15/46	855	789,333
6.00%, 11/15/41(a)	1,111	1,155,830
7.30%, 11/15/39	870	1,018,401
Inversiones CMPC SA
3.00%, 04/06/31(b)	1,072	955,455
3.85%, 01/13/30(b)	1,185	1,128,439
4.38%, 04/04/27(b)	360	359,984
6.13%, 06/23/33(b)	1,120	1,141,065
Security	Par (000)	Value
Forest Products & Paper (continued)
6.13%, 02/26/34(a)(b)	$520	$531,557
Suzano Austria GmbH
2.50%, 09/15/28(a)	1,090	1,043,208
3.13%, 01/15/32(a)	1,590	1,439,700
3.75%, 01/15/31	2,425	2,306,870
5.00%, 01/15/30	2,164	2,181,591
6.00%, 01/15/29	3,257	3,374,402
7.00%, 03/16/47(a)(b)	2,702	3,028,910
Suzano Netherlands BV, 5.50%, 01/15/36	1,065	1,076,182
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	135	142,547
		39,493,718
Gas — 0.7%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	440	444,962
5.13%, 09/16/34(b)	1,515	1,543,626
5.75%, 09/16/44(a)(b)	390	402,121
Atmos Energy Corp.
1.50%, 01/15/31	1,120	997,559
2.63%, 09/15/29	805	773,137
2.85%, 02/15/52(a)	750	483,237
3.00%, 06/15/27	940	932,244
3.38%, 09/15/49	987	708,361
4.13%, 10/15/44(a)	1,584	1,361,756
4.13%, 03/15/49	943	777,058
4.15%, 01/15/43	910	796,379
4.30%, 10/01/48(a)	1,087	919,696
5.00%, 12/15/54(a)	900	832,150
5.20%, 08/15/35(a)	925	965,886
5.45%, 10/15/32(a)	370	394,892
5.45%, 01/15/56(a)	1,290	1,271,600
5.50%, 06/15/41	704	728,286
5.75%, 10/15/52(a)	885	908,540
5.90%, 11/15/33	1,055	1,153,296
6.20%, 11/15/53	885	972,597
Boston Gas Co.
3.00%, 08/01/29(b)	1,022	986,745
3.15%, 08/01/27(b)	689	681,099
3.76%, 03/16/32(b)	670	643,017
4.49%, 02/15/42(b)	935	819,849
5.84%, 01/10/35(a)(b)	125	134,033
6.12%, 07/20/53(b)	750	767,283
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	1,400	1,391,281
4.27%, 03/15/48(a)(b)	1,206	985,879
4.49%, 03/04/49(b)	767	635,746
4.50%, 03/10/46(b)	1,080	916,920
4.63%, 08/05/27(b)	740	745,282
4.87%, 08/05/32(b)	755	761,102
6.39%, 09/15/33(b)	1,030	1,117,370
6.42%, 07/18/54(b)	800	847,007
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	1,243	1,120,936
4.00%, 04/01/28	579	580,090
4.40%, 07/01/32(a)	1,120	1,124,227
5.25%, 03/01/28(a)	1,549	1,590,659
5.40%, 03/01/33	605	632,958
5.40%, 07/01/34	665	694,100
5.85%, 01/15/41(a)	512	540,212
6.63%, 11/01/37	286	322,100
Centrica PLC, 5.38%, 10/16/43(a)(b)	750	710,201
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
East Ohio Gas Co.(The)
2.00%, 06/15/30(b)	$1,220	$1,114,769
3.00%, 06/15/50(a)(b)	1,277	839,228
ENN Energy Holdings Ltd.
2.63%, 09/17/30(a)(b)	530	496,431
4.63%, 05/17/27(b)	325	326,868
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	740	730,543
5.75%, 10/22/35(b)	685	672,841
7.85%, 11/09/33(b)	755	854,462
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	720	497,308
5.82%, 04/01/41(a)(b)	875	903,824
5.99%, 03/06/33(a)(b)	1,065	1,137,807
Korea Gas Corp.
2.88%, 07/16/29(b)	880	854,093
6.25%, 01/20/42(b)	1,190	1,345,460
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	450	512,052
National Fuel Gas Co.
2.95%, 03/01/31	970	900,412
3.95%, 09/15/27	785	783,687
4.75%, 09/01/28(a)	790	801,612
5.50%, 03/15/30	935	973,009
5.95%, 03/15/35	725	772,382
NiSource, Inc.
1.70%, 02/15/31	1,247	1,105,471
2.95%, 09/01/29	1,258	1,214,771
3.49%, 05/15/27	1,486	1,478,067
3.60%, 05/01/30	2,108	2,067,799
3.95%, 03/30/48	1,389	1,095,802
4.38%, 05/15/47	1,750	1,480,023
4.80%, 02/15/44	1,436	1,307,498
5.00%, 06/15/52	825	731,636
5.20%, 07/01/29	1,265	1,309,925
5.25%, 03/30/28(a)	2,085	2,137,849
5.25%, 02/15/43	1,061	1,030,313
5.35%, 04/01/34(a)	1,395	1,456,171
5.35%, 07/15/35(a)	1,690	1,744,862
5.40%, 06/30/33	1,040	1,090,614
5.65%, 02/01/45	1,160	1,169,832
5.75%, 07/15/56, (5-year CMT + 2.04%)(d)	770	774,762
5.80%, 02/01/42	580	591,324
5.85%, 04/01/55	3,548	3,578,529
5.95%, 06/15/41	944	990,651
6.38%, 03/31/55, (5-year CMT + 2.53%)(d)	390	407,306
6.95%, 11/30/54, (5-year CMT + 2.45%)(d)	470	491,070
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(d)	275	286,657
ONE Gas, Inc.
2.00%, 05/15/30	903	834,645
4.25%, 09/01/32	445	445,131
4.50%, 11/01/48	676	599,686
4.66%, 02/01/44	1,092	991,843
5.10%, 04/01/29	1,015	1,049,439
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	885	815,736
3.35%, 06/01/50	807	562,398
3.50%, 06/01/29	1,129	1,113,697
3.64%, 11/01/46(a)	540	414,445
4.10%, 09/18/34	400	383,090
Security	Par (000)	Value
Gas (continued)
4.65%, 08/01/43	$709	$640,681
5.05%, 05/15/52	685	627,094
5.10%, 02/15/35	725	742,705
5.40%, 06/15/33	580	609,741
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	495	465,325
Snam SpA
5.00%, 05/28/30(b)	1,040	1,069,961
5.75%, 05/28/35(b)	1,275	1,347,414
6.50%, 05/28/55(b)	705	757,466
Southern California Gas Co.
2.95%, 04/15/27	1,355	1,342,281
3.75%, 09/15/42	659	533,498
4.45%, 03/15/44(a)	492	427,509
5.05%, 09/01/34	1,225	1,257,847
5.13%, 11/15/40(a)	885	874,246
5.20%, 06/01/33	930	967,779
5.45%, 06/15/35	970	1,022,929
5.60%, 04/01/54	1,030	1,014,510
5.75%, 06/01/53(a)	1,160	1,165,314
6.00%, 06/15/55	780	809,304
6.35%, 11/15/52(a)	1,015	1,106,256
Series KK, 5.75%, 11/15/35(a)	305	324,734
Series UU, 4.13%, 06/01/48	972	777,092
Series VV, 4.30%, 01/15/49	1,175	968,882
Series WW, 3.95%, 02/15/50	974	746,898
Series XX, 2.55%, 02/01/30	1,320	1,253,079
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	1,152	917,742
4.40%, 06/01/43	980	859,397
4.40%, 05/30/47	790	674,059
4.95%, 09/15/34	855	867,145
5.15%, 09/15/32	1,290	1,338,013
5.75%, 09/15/33	965	1,030,373
5.88%, 03/15/41	1,140	1,198,570
6.00%, 10/01/34	395	425,097
Series 2020-A, 1.75%, 01/15/31	1,044	933,409
Series 21A, 3.15%, 09/30/51(a)	900	597,234
Series A, 4.05%, 09/15/28	1,375	1,379,013
Series B, 5.10%, 09/15/35	860	875,881
Southwest Gas Corp.
2.20%, 06/15/30	939	867,979
3.18%, 08/15/51(a)	340	229,704
3.70%, 04/01/28	678	674,791
3.80%, 09/29/46(a)	740	580,911
4.05%, 03/15/32(a)	1,105	1,081,111
4.15%, 06/01/49	761	610,410
5.45%, 03/23/28	495	508,698
5.80%, 12/01/27	705	725,579
Spire Missouri, Inc.
3.30%, 06/01/51	580	404,912
4.80%, 02/15/33(a)	610	623,798
Series 2034, 5.15%, 08/15/34	595	616,052
Spire, Inc.
4.60%, 09/01/31	405	408,264
4.70%, 08/15/44(a)	435	380,878
Washington Gas Light Co.
3.65%, 09/15/49	730	544,024
Series K, 3.80%, 09/15/46(a)	681	543,575
		126,132,473

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Kennametal, Inc.
2.80%, 03/01/31	$494	$459,701
4.63%, 06/15/28(a)	530	536,352
Snap-on, Inc.
3.10%, 05/01/50	871	600,846
3.25%, 03/01/27(a)	580	576,924
4.10%, 03/01/48(a)	703	582,490
Stanley Black & Decker, Inc.
2.30%, 03/15/30	1,981	1,837,061
2.75%, 11/15/50	1,730	1,046,436
3.00%, 05/15/32(a)	615	565,281
4.25%, 11/15/28(a)	1,647	1,656,132
4.85%, 11/15/48(a)	720	639,638
5.20%, 09/01/40	852	837,975
6.00%, 03/06/28	900	934,147
		10,272,983
Health Care - Products — 1.2%
180 Medical, Inc.
3.88%, 10/15/29(b)	85	83,253
5.30%, 10/08/35(b)	600	602,877
Abbott Laboratories
1.15%, 01/30/28(a)	1,667	1,593,801
1.40%, 06/30/30	1,356	1,224,045
3.70%, 03/09/29	4,450	4,449,741
4.00%, 03/15/31	5,075	5,070,983
4.30%, 03/15/33	5,075	5,069,945
4.65%, 03/15/36	5,075	5,076,529
4.75%, 11/30/36	2,908	2,936,868
4.75%, 03/15/38	5,075	5,059,930
4.75%, 04/15/43	923	880,067
4.90%, 11/30/46	5,483	5,196,552
5.30%, 05/27/40	1,461	1,523,354
5.50%, 03/15/56	5,075	5,092,447
5.60%, 03/15/66	5,075	5,077,289
6.00%, 04/01/39	661	735,211
6.15%, 11/30/37	1,135	1,277,024
Agilent Technologies, Inc.
2.10%, 06/04/30	913	840,710
2.30%, 03/12/31	1,672	1,526,870
2.75%, 09/15/29	1,459	1,398,234
4.20%, 09/09/27	1,120	1,124,976
4.75%, 09/09/34(a)	1,020	1,030,016
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,755	1,653,189
3.00%, 09/23/29(b)	2,298	2,221,817
3.80%, 09/23/49(b)	800	622,731
5.38%, 12/06/32(b)	1,298	1,364,663
5.75%, 12/06/52(b)	1,170	1,196,318
Baxter International, Inc.
1.73%, 04/01/31	2,096	1,806,648
2.27%, 12/01/28	3,160	2,987,824
2.54%, 02/01/32	2,220	1,942,052
3.13%, 12/01/51(a)	1,715	1,068,814
3.50%, 08/15/46(a)	967	682,158
3.95%, 04/01/30(a)	1,806	1,766,807
4.45%, 02/15/29	395	396,712
4.50%, 06/15/43(a)	585	485,143
4.90%, 12/15/30	1,155	1,162,323
5.65%, 12/15/35(a)	1,175	1,194,832
6.25%, 12/01/37	526	554,690
Security	Par (000)	Value
Health Care - Products (continued)
Boston Scientific Corp.
2.65%, 06/01/30	$3,387	$3,204,800
4.00%, 03/01/28	1,160	1,164,783
4.00%, 03/01/29(a)	1,015	1,018,722
4.55%, 03/01/39	820	799,563
4.70%, 03/01/49(a)	1,045	963,052
6.25%, 11/15/35(a)	550	623,798
7.38%, 01/15/40	515	632,450
Covidien International Finance SA, 6.55%, 10/15/37(a)	298	341,880
Danaher Corp.
2.60%, 10/01/50(a)	1,930	1,196,044
2.80%, 12/10/51	1,195	766,876
4.38%, 09/15/45(a)	967	854,762
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	1,694	1,589,049
DH Europe Finance II SARL
2.60%, 11/15/29	1,740	1,660,276
3.25%, 11/15/39(a)	1,829	1,515,187
3.40%, 11/15/49	1,514	1,102,936
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,359	1,367,720
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	1,695	1,703,904
4.80%, 08/14/29	1,690	1,733,079
4.80%, 01/15/31	1,405	1,439,809
4.95%, 12/15/35	785	790,707
5.50%, 06/15/35	1,285	1,345,748
5.65%, 11/15/27(a)	3,639	3,738,952
5.86%, 03/15/30(a)	2,235	2,375,161
5.91%, 11/22/32	3,190	3,455,748
6.38%, 11/22/52(a)	2,045	2,246,581
Koninklijke Philips NV
5.00%, 03/15/42	821	778,380
6.88%, 03/11/38	1,440	1,648,235
Medline Borrower LP, 3.88%, 04/01/29(b)	180	177,032
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)	140	144,476
Medtronic Global Holdings SCA
4.25%, 03/30/28	2,160	2,181,114
4.50%, 03/30/33(a)	1,870	1,889,299
Medtronic, Inc.
4.00%, 04/01/43(a)	350	302,342
4.38%, 03/15/35	3,175	3,143,511
4.63%, 03/15/45(a)	3,184	2,954,044
Revvity, Inc.
1.90%, 09/15/28(a)	1,545	1,463,416
2.25%, 09/15/31	1,135	1,009,913
2.55%, 03/15/31(a)	810	741,978
3.30%, 09/15/29	1,920	1,862,961
3.63%, 03/15/51	960	703,134
Smith & Nephew PLC
2.03%, 10/14/30	2,012	1,825,422
5.15%, 03/20/27	585	591,773
5.40%, 03/20/34	820	853,808
Solventum Corp.
5.40%, 03/01/29	1,769	1,834,461
5.45%, 03/13/31(a)	1,860	1,951,068
5.60%, 03/23/34	3,450	3,607,132
5.90%, 04/30/54(a)	2,475	2,470,245
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	1,602	1,489,458
3.75%, 03/15/51	1,239	942,739
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Stryker Corp.
1.95%, 06/15/30(a)	$1,863	$1,711,391
2.90%, 06/15/50(a)	920	611,633
3.65%, 03/07/28	1,414	1,410,019
4.10%, 04/01/43	1,070	923,699
4.25%, 09/11/29	1,495	1,513,280
4.38%, 05/15/44	973	858,094
4.63%, 09/11/34	1,325	1,329,838
4.63%, 03/15/46(a)	1,773	1,606,797
4.70%, 02/10/28	3,085	3,131,200
4.85%, 12/08/28(a)	1,430	1,468,969
4.85%, 02/10/30	1,190	1,226,895
5.20%, 02/10/35(a)	1,130	1,173,279
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	1,697	1,612,705
2.00%, 10/15/31(a)	2,659	2,392,134
2.60%, 10/01/29	1,463	1,401,370
2.80%, 10/15/41(a)	2,250	1,692,762
4.10%, 08/15/47	1,788	1,519,096
4.20%, 03/01/31(a)	1,465	1,475,951
4.22%, 02/12/31	415	418,406
4.47%, 10/07/32	955	965,796
4.55%, 06/15/33	1,360	1,375,449
4.79%, 10/07/35	1,015	1,024,137
4.80%, 11/21/27(a)	1,635	1,663,267
4.89%, 10/07/37(a)	1,555	1,569,439
4.90%, 02/12/36	1,275	1,297,107
4.95%, 11/21/32(a)	1,310	1,361,140
4.98%, 08/10/30	1,895	1,971,623
5.00%, 01/31/29	935	965,876
5.09%, 08/10/33	1,325	1,383,009
5.20%, 01/31/34(a)	835	877,609
5.30%, 02/01/44	669	667,370
5.40%, 08/10/43(a)	505	516,079
5.55%, 02/12/46(a)	595	606,638
VSP Optical Group, Inc., 5.45%, 12/01/35(b)	290	295,002
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	1,545	1,413,221
3.55%, 03/20/30(a)	880	860,065
4.25%, 08/15/35(a)	732	695,835
4.45%, 08/15/45	930	837,277
5.05%, 02/19/30	1,225	1,267,540
5.20%, 09/15/34	1,300	1,337,041
5.35%, 12/01/28	1,250	1,295,279
5.50%, 02/19/35(a)	1,190	1,245,385
5.75%, 11/30/39(a)	637	666,907
		203,810,580
Health Care - Services — 3.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	245	156,984
Adventist Health System/West
2.95%, 03/01/29(a)	787	759,253
3.63%, 03/01/49	910	637,588
5.43%, 03/01/32(a)	585	608,104
5.76%, 12/01/34	410	431,471
Series 2025, 4.74%, 12/01/30	360	364,223
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	172,162
3.83%, 08/15/28	170	170,163
4.27%, 08/15/48	377	325,449
Series 2020, 2.21%, 06/15/30	65	60,541
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 3.01%, 06/15/50(a)	$625	$431,287
Aetna, Inc.
3.88%, 08/15/47	425	322,213
4.50%, 05/15/42	1,067	927,176
4.75%, 03/15/44	750	660,501
6.63%, 06/15/36	1,650	1,840,186
6.75%, 12/15/37	1,025	1,142,226
AHS Hospital Corp.
5.02%, 07/01/45(a)	775	752,119
Series 2021, 2.78%, 07/01/51	890	570,370
Allina Health System
2.90%, 11/15/51(a)	255	168,284
4.81%, 11/15/45	830	760,929
Series 2019, 3.89%, 04/15/49	728	571,759
Ascension Health
3.95%, 11/15/46	1,470	1,227,057
4.85%, 11/15/53(a)	722	668,218
Series 2025, 4.08%, 11/15/28	455	458,827
Series 2025, 4.29%, 11/15/30	845	853,957
Series 2025, 4.92%, 11/15/35	840	855,852
Series B, 2.53%, 11/15/29	1,462	1,393,962
Series B, 3.11%, 11/15/39	1,215	991,930
Banner Health
1.90%, 01/01/31(a)	625	568,023
2.34%, 01/01/30	765	721,089
2.91%, 01/01/42	505	385,217
2.91%, 01/01/51	555	365,579
Series 2020, 3.18%, 01/01/50(a)	624	437,789
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	63,166
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41(a)	605	544,791
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	494	368,133
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	715	567,594
Baylor Scott & White Holdings
3.97%, 11/15/46(a)	565	472,879
4.19%, 11/15/45	1,087	949,158
Series 2021, 1.78%, 11/15/30	629	570,290
Series 2021, 2.84%, 11/15/50	1,220	802,033
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	525	357,779
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30(a)	1,145	1,119,809
Series 2018, 4.30%, 07/01/28(a)	410	413,158
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	620	436,714
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	545	498,709
Centene Corp.
2.45%, 07/15/28	3,290	3,100,370
2.50%, 03/01/31	3,540	3,072,305
2.63%, 08/01/31	2,060	1,784,523
3.00%, 10/15/30	3,520	3,170,136
3.38%, 02/15/30	3,565	3,305,803
4.25%, 12/15/27	3,460	3,439,048
4.63%, 12/15/29	5,105	4,981,287
Children's Health System of Texas, 2.51%, 08/15/50	475	293,476

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	$745	$640,112
Series 2020, 2.59%, 02/01/50(a)	245	154,880
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	379	340,170
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	955	617,967
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	515	343,655
CHRISTUS Health, Series C, 4.34%, 07/01/28	965	969,987
Cigna Group(The)
2.38%, 03/15/31	2,955	2,708,409
2.40%, 03/15/30	3,030	2,850,463
3.05%, 10/15/27	1,288	1,273,972
3.20%, 03/15/40	1,404	1,122,101
3.40%, 03/01/27	2,060	2,052,337
3.40%, 03/15/50(a)	2,220	1,573,418
3.40%, 03/15/51	2,855	2,010,555
3.88%, 10/15/47	1,649	1,283,595
4.38%, 10/15/28	6,210	6,274,417
4.50%, 09/15/30	1,935	1,961,360
4.80%, 08/15/38(a)	4,448	4,311,994
4.80%, 07/15/46	2,824	2,534,061
4.88%, 09/15/32	1,675	1,713,391
4.90%, 12/15/48	5,358	4,819,737
5.00%, 05/15/29(a)	2,040	2,102,122
5.13%, 05/15/31(a)	1,970	2,050,346
5.25%, 02/15/34(a)	2,275	2,360,068
5.25%, 01/15/36	2,275	2,336,631
5.38%, 02/15/42(a)	620	619,231
5.40%, 03/15/33(a)	2,075	2,183,569
5.60%, 02/15/54(a)	2,605	2,550,489
6.00%, 01/15/56	1,565	1,625,261
6.13%, 11/15/41	984	1,052,644
City of Hope
Series 2013, 5.62%, 11/15/43(a)	670	678,420
Series 2018, 4.38%, 08/15/48	710	601,247
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	615	539,535
CommonSpirit Health
2.78%, 10/01/30	53	49,779
3.35%, 10/01/29	788	767,233
3.82%, 10/01/49(a)	492	381,127
3.91%, 10/01/50	630	483,885
4.19%, 10/01/49	1,058	860,950
4.35%, 09/01/30	470	472,085
4.35%, 11/01/42(a)	650	580,470
4.98%, 09/01/35	505	507,631
5.32%, 12/01/34	1,000	1,032,699
5.55%, 12/01/54	960	943,243
5.58%, 09/01/45	145	145,989
5.66%, 09/01/55	165	165,507
6.46%, 11/01/52	300	331,930
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	537	355,938
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	799	600,907
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	909	659,863
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	747	608,796
Security	Par (000)	Value
Health Care - Services (continued)
Dignity Health
4.50%, 11/01/42(a)	$100	$89,439
5.27%, 11/01/64(a)	340	315,084
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	1,032	857,405
Elevance Health, Inc.
2.25%, 05/15/30	2,661	2,464,284
2.55%, 03/15/31	1,771	1,632,686
2.88%, 09/15/29	2,102	2,021,310
3.13%, 05/15/50	1,934	1,287,439
3.60%, 03/15/51	875	630,050
3.65%, 12/01/27(a)	2,725	2,714,348
3.70%, 09/15/49(a)	1,458	1,088,525
4.00%, 09/15/28(a)	2,065	2,068,509
4.10%, 03/01/28(a)	2,590	2,597,432
4.10%, 05/15/32	992	974,145
4.38%, 12/01/47	2,360	1,974,454
4.55%, 03/01/48	1,860	1,607,575
4.55%, 05/15/52	1,502	1,256,738
4.60%, 09/15/32	1,475	1,488,617
4.63%, 05/15/42	1,632	1,485,094
4.65%, 01/15/43	1,740	1,572,617
4.65%, 08/15/44	1,700	1,518,962
4.75%, 02/15/30(a)	1,515	1,551,090
4.75%, 02/15/33(a)	2,010	2,034,157
4.85%, 08/15/54(a)	540	458,741
4.95%, 11/01/31	1,595	1,640,826
5.00%, 01/15/36(a)	1,820	1,830,152
5.10%, 01/15/44	986	936,329
5.13%, 02/15/53	1,985	1,806,804
5.15%, 06/15/29	1,640	1,696,005
5.20%, 02/15/35	1,755	1,804,487
5.38%, 06/15/34	2,720	2,831,402
5.50%, 10/15/32(a)	1,815	1,915,261
5.65%, 06/15/54(a)	2,195	2,143,306
5.70%, 02/15/55(a)	2,525	2,483,319
5.70%, 09/15/55(a)	750	741,092
5.85%, 01/15/36	525	558,623
5.85%, 11/01/64	1,955	1,935,614
5.95%, 12/15/34(a)	780	842,306
6.10%, 10/15/52(a)	1,565	1,623,783
6.38%, 06/15/37	965	1,068,201
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	187	146,475
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	247,595
Fresenius Medical Care U.S. Finance III, Inc.
2.38%, 02/16/31(a)(b)	1,096	990,241
3.00%, 12/01/31(a)(b)	755	688,070
3.75%, 06/15/29(b)	859	847,031
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	565	485,603
4.50%, 07/01/57(a)	542	476,538
Series 2020, 2.68%, 09/01/41	950	707,551
Series 2020, 2.88%, 09/01/50(a)	540	360,207
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	151,111
HCA, Inc.
2.38%, 07/15/31	2,240	2,023,026
3.13%, 03/15/27	1,621	1,607,526
3.38%, 03/15/29	1,725	1,694,834
3.50%, 09/01/30	5,535	5,362,113
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.50%, 07/15/51(a)	$3,150	$2,174,400
3.63%, 03/15/32	3,329	3,172,108
4.13%, 06/15/29	3,811	3,814,739
4.30%, 11/15/30	895	896,716
4.38%, 03/15/42	1,395	1,211,325
4.60%, 11/15/32	1,930	1,933,140
4.63%, 03/15/52	3,945	3,267,428
4.90%, 11/15/35	1,290	1,284,626
5.00%, 03/01/28	1,235	1,260,577
5.13%, 06/15/39	2,686	2,619,660
5.20%, 06/01/28(a)	1,698	1,740,521
5.25%, 03/01/30	1,935	2,008,284
5.25%, 06/15/49	3,748	3,436,081
5.45%, 04/01/31	3,340	3,497,618
5.45%, 09/15/34	2,758	2,863,665
5.50%, 03/01/32	1,325	1,390,028
5.50%, 06/01/33	2,880	3,018,539
5.50%, 06/15/47	3,091	2,946,860
5.60%, 04/01/34	2,805	2,945,491
5.63%, 09/01/28	2,853	2,943,056
5.70%, 11/15/55	1,795	1,728,168
5.75%, 03/01/35	2,555	2,704,653
5.88%, 02/01/29	1,935	2,016,816
5.90%, 06/01/53	2,235	2,200,848
5.95%, 09/15/54	1,940	1,930,892
6.00%, 04/01/54	2,625	2,627,023
6.10%, 04/01/64	1,912	1,914,148
6.20%, 03/01/55(a)	2,450	2,516,667
7.50%, 11/06/33	200	232,588
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,789	1,645,671
3.20%, 06/01/50(b)	1,681	1,085,856
5.20%, 06/15/29(b)	1,695	1,743,119
5.45%, 06/15/34(b)	1,230	1,261,846
5.88%, 06/15/54(b)	1,875	1,829,234
Highmark, Inc., 2.55%, 05/10/31(b)	947	851,777
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	650	512,940
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	1,180	1,174,387
Humana, Inc.
2.15%, 02/03/32(a)	1,857	1,620,791
3.13%, 08/15/29	650	625,855
3.70%, 03/23/29	1,492	1,467,010
3.95%, 03/15/27	1,067	1,065,786
3.95%, 08/15/49	733	535,687
4.63%, 12/01/42	986	848,799
4.80%, 03/15/47	1,259	1,055,306
4.88%, 04/01/30	1,350	1,368,972
4.95%, 10/01/44	1,579	1,375,460
5.38%, 04/15/31	3,000	3,091,726
5.50%, 03/15/53(a)	1,290	1,163,230
5.55%, 05/01/35	1,780	1,811,299
5.75%, 03/01/28	975	1,001,635
5.75%, 12/01/28	610	632,257
5.75%, 04/15/54	1,285	1,200,434
5.88%, 03/01/33(a)	1,810	1,894,788
5.95%, 03/15/34	1,610	1,688,608
6.00%, 05/01/55(a)	765	737,053
8.15%, 06/15/38(a)	435	533,224
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC
5.81%, 05/08/27	$790	$797,062
5.85%, 05/08/29	1,467	1,502,108
6.00%, 05/08/34	850	872,230
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	951	787,391
Series 2021, 2.85%, 11/01/51	370	239,727
Inova Health System Foundation, 4.07%, 05/15/52(a)	800	641,721
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	685	520,042
Iowa Health System, Series 2020, 3.67%, 02/15/50	530	402,631
IQVIA, Inc.
5.70%, 05/15/28	1,215	1,251,207
6.25%, 02/01/29	1,060	1,114,095
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	1,015	835,137
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,250	1,243,029
4.15%, 05/01/47	2,482	2,121,441
4.88%, 04/01/42(a)	977	956,445
Series 2019, 3.27%, 11/01/49	1,912	1,384,939
Series 2021, 2.81%, 06/01/41	1,360	1,032,644
Series 2021, 3.00%, 06/01/51	2,370	1,604,219
Laboratory Corp. of America Holdings
2.70%, 06/01/31	1,060	981,163
2.95%, 12/01/29	1,125	1,082,328
3.60%, 09/01/27	945	941,406
4.35%, 04/01/30	1,805	1,819,909
4.55%, 04/01/32(a)	1,480	1,492,410
4.70%, 02/01/45(a)	1,687	1,536,535
4.80%, 10/01/34	1,340	1,344,066
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	15	11,953
Series 2020, 3.19%, 07/01/49	545	391,400
Series 2020, 3.34%, 07/01/60	920	626,471
Mayo Clinic
3.77%, 11/15/43(a)	385	319,406
Series 2013, 4.00%, 11/15/47(a)	260	215,738
Series 2016, 4.13%, 11/15/52(a)	340	286,693
Series 2021, 3.20%, 11/15/61	758	503,202
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	763	660,857
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(a)	300	223,644
Memorial Health Services, 3.45%, 11/01/49	735	550,385
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	322,090
5.00%, 07/01/42	285	280,329
Series 2015, 4.20%, 07/01/55(a)	312	261,975
Series 2020, 2.96%, 01/01/50(a)	200	136,013
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	914	583,180
Montefiore Obligated Group
4.29%, 09/01/50(a)	329	239,904
Series 18-C, 5.25%, 11/01/48(a)	486	410,921
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	345	264,015
MyMichigan Health, Series 2020, 3.41%, 06/01/50	745	536,910

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52(a)	$619	$551,251
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	170	122,957
2.61%, 08/01/60(a)	238	138,578
3.56%, 08/01/36	110	99,680
4.02%, 08/01/45(a)	610	519,533
4.06%, 08/01/56(a)	149	121,241
4.76%, 08/01/2116(a)	255	214,877
Series 2019, 3.95%, 08/01/2119(a)	410	294,109
Northwell Healthcare, Inc.
3.81%, 11/01/49	477	369,906
3.98%, 11/01/46(a)	905	740,933
4.26%, 11/01/47	1,436	1,214,915
6.15%, 11/01/43	745	772,001
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	440	279,912
Novant Health, Inc.
2.64%, 11/01/36	875	718,603
3.17%, 11/01/51	1,309	897,368
3.32%, 11/01/61(a)	418	277,483
4.37%, 11/01/43	685	608,519
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	730	462,600
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	700	700,648
OhioHealth Corp.
2.30%, 11/15/31	775	707,571
2.83%, 11/15/41	765	586,250
Series 2020, 3.04%, 11/15/50	163	114,320
Orlando Health Obligated Group
3.33%, 10/01/50	700	523,179
4.09%, 10/01/48	807	677,507
5.48%, 10/01/35(a)	695	739,269
PeaceHealth Obligated Group
4.34%, 11/15/28	150	151,051
4.86%, 11/15/32	180	183,902
Series 2018, 4.79%, 11/15/48(a)	730	656,896
Series 2020, 3.22%, 11/15/50	920	629,911
Piedmont Healthcare, Inc.
2.04%, 01/01/32	545	484,485
2.86%, 01/01/52(a)	460	296,128
Series 2042, 2.72%, 01/01/42	900	657,138
Presbyterian Healthcare Services, 4.88%, 08/01/52	715	653,289
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	750	785,700
5.40%, 10/01/33	415	434,097
Series 19A, 2.53%, 10/01/29(a)	1,320	1,249,618
Series 21A, 2.70%, 10/01/51	1,183	724,846
Series A, 3.93%, 10/01/48	1,012	806,059
Series I, 3.74%, 10/01/47(a)	663	518,696
Queen's Health Systems (The), 4.81%, 07/01/52	320	293,580
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	1,442	1,345,552
2.95%, 06/30/30(a)	1,618	1,542,797
4.20%, 06/30/29	1,080	1,087,919
4.60%, 12/15/27	1,260	1,275,463
4.63%, 12/15/29(a)	1,625	1,661,624
4.70%, 03/30/45(a)	641	590,638
Security	Par (000)	Value
Health Care - Services (continued)
5.00%, 12/15/34(a)	$1,290	$1,321,388
6.40%, 11/30/33	1,020	1,140,391
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	275	192,322
Roche Holdings, Inc.
1.93%, 12/13/28(a)(b)	3,775	3,605,582
2.08%, 12/13/31(a)(b)	3,947	3,540,774
2.31%, 03/10/27(b)	1,774	1,750,722
2.61%, 12/13/51(b)	3,720	2,335,444
3.63%, 09/17/28(a)(b)	1,305	1,304,327
4.00%, 11/28/44(a)(b)	1,430	1,245,297
4.08%, 12/02/30(a)(b)	900	905,333
4.20%, 09/09/29(a)(b)	1,815	1,838,294
4.37%, 12/02/32(a)(b)	1,270	1,284,283
4.59%, 09/09/34(a)(b)	2,250	2,273,990
4.67%, 12/02/35(a)(b)	600	604,880
4.79%, 03/08/29(a)(b)	1,230	1,265,593
4.91%, 03/08/31(b)	1,420	1,477,698
4.99%, 03/08/34(b)	1,975	2,053,752
5.22%, 03/08/54(a)(b)	2,630	2,612,593
5.34%, 11/13/28(a)(b)	2,580	2,686,133
5.49%, 11/13/30(b)	2,385	2,537,838
5.59%, 11/13/33(b)	2,820	3,044,656
7.00%, 03/01/39(b)	1,715	2,076,486
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	590	588,504
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	722	462,425
Sentara Health, 2.93%, 11/01/51(a)	410	272,909
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	235	150,285
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	713	656,653
SSM Health Care Corp.
4.89%, 06/01/28	755	768,515
Series A, 3.82%, 06/01/27	883	882,854
Stanford Health Care
3.03%, 08/15/51	625	426,598
Series 2018, 3.80%, 11/15/48	1,081	866,449
Series 2020, 3.31%, 08/15/30	705	686,469
Sutter Health
5.16%, 08/15/33	25	26,039
5.55%, 08/15/53(a)	10	10,250
Series 2018, 3.70%, 08/15/28	302	300,199
Series 2018, 4.09%, 08/15/48	420	346,911
Series 2025, 5.21%, 08/15/32	690	724,130
Series 2025, 5.54%, 08/15/35	1,975	2,097,415
Series 20A, 2.29%, 08/15/30(a)	335	311,221
Series 20A, 3.16%, 08/15/40	333	267,836
Series 20A, 3.36%, 08/15/50	360	261,134
Texas Health Resources
2.33%, 11/15/50	635	374,091
4.33%, 11/15/55(a)	505	424,562
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	399,910
Trinity Health Corp.
4.13%, 12/01/45	560	480,298
Series 2019, 3.43%, 12/01/48(a)	575	443,108
Series 2021, 2.63%, 12/01/40(a)	925	690,814
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	320	307,668
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group, Inc.
3.70%, 05/15/27	$1,100	$1,098,564
2.00%, 05/15/30	2,477	2,284,597
2.30%, 05/15/31	2,995	2,734,939
2.75%, 05/15/40	2,265	1,709,202
2.88%, 08/15/29	1,895	1,831,016
2.90%, 05/15/50	2,250	1,456,539
2.95%, 10/15/27	1,801	1,780,332
3.05%, 05/15/41	3,990	3,062,428
3.13%, 05/15/60	2,115	1,307,499
3.25%, 05/15/51(a)	4,110	2,814,505
3.38%, 04/15/27	1,005	1,000,113
3.50%, 08/15/39	2,276	1,910,499
3.70%, 08/15/49	2,281	1,708,911
3.75%, 10/15/47	1,799	1,382,401
3.85%, 06/15/28	2,545	2,547,074
3.88%, 12/15/28	2,581	2,582,999
3.88%, 08/15/59	2,032	1,475,121
3.95%, 10/15/42	948	794,248
4.00%, 05/15/29	1,862	1,868,628
4.20%, 05/15/32	2,540	2,531,649
4.20%, 01/15/47	1,325	1,094,914
4.25%, 01/15/29	2,680	2,708,973
4.25%, 03/15/43	1,993	1,724,692
4.25%, 04/15/47	1,723	1,433,072
4.25%, 06/15/48	2,712	2,240,050
4.38%, 03/15/42	981	873,840
4.40%, 06/15/28	1,135	1,149,161
4.45%, 12/15/48	2,153	1,826,684
4.50%, 04/15/33	3,821	3,816,254
4.60%, 04/15/27	835	841,535
4.63%, 07/15/35	2,130	2,117,002
4.63%, 11/15/41(a)	936	862,175
4.65%, 01/15/31(a)	2,660	2,718,894
4.70%, 04/15/29	1,335	1,366,713
4.75%, 07/15/45	3,940	3,572,534
4.75%, 05/15/52	3,779	3,291,083
4.80%, 01/15/30(a)	2,380	2,448,125
4.90%, 04/15/31	1,710	1,767,896
4.95%, 01/15/32(a)	2,855	2,946,944
4.95%, 05/15/62	2,245	1,959,077
5.00%, 04/15/34	1,965	2,012,324
5.05%, 04/15/53(a)	3,915	3,559,010
5.15%, 07/15/34	4,060	4,195,461
5.20%, 04/15/63	2,845	2,570,714
5.25%, 02/15/28	2,440	2,504,272
5.30%, 02/15/30	2,247	2,350,631
5.30%, 06/15/35(a)	1,804	1,882,438
5.35%, 02/15/33	3,715	3,900,387
5.38%, 04/15/54	3,255	3,091,626
5.50%, 07/15/44	2,625	2,614,620
5.50%, 04/15/64	2,485	2,359,015
5.63%, 07/15/54	4,650	4,587,685
5.70%, 10/15/40	535	559,931
5.75%, 07/15/64	3,100	3,053,769
5.80%, 03/15/36	1,839	1,973,717
5.88%, 02/15/53	3,625	3,686,625
5.95%, 02/15/41	590	625,720
5.95%, 06/15/55(a)	1,145	1,185,764
6.05%, 02/15/63	3,080	3,171,294
6.50%, 06/15/37	1,253	1,407,840
Security	Par (000)	Value
Health Care - Services (continued)
6.63%, 11/15/37	$1,099	$1,250,049
6.88%, 02/15/38	2,128	2,468,693
Universal Health Services, Inc.
2.65%, 10/15/30	1,570	1,445,121
2.65%, 01/15/32	1,237	1,106,981
4.63%, 10/15/29	1,205	1,218,397
5.05%, 10/15/34(a)	930	923,851
UPMC
5.04%, 05/15/33	255	262,439
5.38%, 05/15/43	590	590,224
WakeMed, Series A, 3.29%, 10/01/52(a)	160	113,919
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	201	133,412
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	747	672,450
Series 2021, 3.07%, 03/01/51(a)	858	560,641
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	410	249,328
		550,795,195
Holding Companies - Diversified — 0.7%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	225	222,762
Antares Holdings LP
3.75%, 07/15/27(b)	575	561,704
6.35%, 10/23/29(b)	565	577,598
6.50%, 02/08/29(b)	125	127,947
7.95%, 08/11/28(b)	125	132,212
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	225	224,101
5.70%, 01/23/31(a)(b)	970	962,244
5.88%, 08/30/30	940	946,715
6.55%, 03/15/32	1,045	1,067,893
6.70%, 07/29/31	1,640	1,693,171
6.90%, 04/13/29	2,480	2,578,273
Ares Capital Corp.
2.88%, 06/15/27	790	775,407
2.88%, 06/15/28	2,513	2,396,756
3.20%, 11/15/31(a)	1,615	1,419,554
5.10%, 01/15/31	1,060	1,034,477
5.25%, 04/12/31	630	617,793
5.50%, 09/01/30	1,710	1,693,050
5.80%, 03/08/32	1,920	1,911,287
5.88%, 03/01/29(a)	1,970	2,006,422
5.95%, 07/15/29	1,425	1,457,478
Ares Strategic Income Fund
4.85%, 01/15/29(a)(b)	945	930,229
5.15%, 01/15/31(b)	1,315	1,273,864
5.45%, 09/09/28(b)	760	759,959
5.55%, 04/15/31(a)(b)	730	716,848
5.60%, 02/15/30	1,555	1,536,900
5.70%, 03/15/28	2,685	2,706,106
5.80%, 09/09/30(b)	1,220	1,211,686
6.20%, 03/21/32(a)	1,360	1,366,214
6.35%, 08/15/29	1,230	1,254,749
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	675	671,938
5.95%, 03/01/31(a)	275	268,004
Barings BDC, Inc.
5.20%, 09/15/28(a)	315	311,940
7.00%, 02/15/29(a)	240	246,551

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Barings Private Credit Corp., 6.15%, 06/11/30(a)(b)	$585	$580,682
Blackstone Private Credit Fund
3.25%, 03/15/27	1,531	1,503,575
4.00%, 01/15/29	1,382	1,326,430
4.95%, 09/26/27	750	749,762
5.05%, 09/10/30	1,210	1,169,307
5.25%, 04/01/30	1,015	993,565
5.35%, 03/12/31	585	566,862
5.60%, 11/22/29(a)	1,060	1,052,906
5.95%, 07/16/29(a)	1,385	1,395,594
6.00%, 01/29/32	1,480	1,470,243
6.00%, 11/22/34(a)	1,740	1,683,368
6.25%, 01/25/31	1,265	1,272,729
7.30%, 11/27/28	1,145	1,197,327
Blackstone Secured Lending Fund
2.13%, 02/15/27	878	855,492
2.85%, 09/30/28	470	440,252
5.13%, 01/31/31(a)	1,120	1,085,623
5.30%, 06/30/30	1,055	1,036,641
5.35%, 04/13/28	1,200	1,204,478
5.88%, 11/15/27	970	986,455
Blue Owl Capital Corp.
2.88%, 06/11/28	1,200	1,120,058
3.13%, 04/13/27(a)	510	495,822
5.95%, 03/15/29(a)	1,415	1,407,735
6.20%, 07/15/30(a)	960	955,393
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)	1,850	1,810,028
5.90%, 05/23/28(b)	5	4,967
6.60%, 09/15/29	1,700	1,716,047
6.65%, 03/15/31	1,900	1,910,069
7.75%, 09/16/27	688	701,503
7.75%, 01/15/29	975	1,011,252
7.95%, 06/13/28	1,890	1,959,152
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	1,205	1,198,137
6.13%, 01/23/31(a)	20	19,104
6.75%, 04/04/29(a)	1,485	1,479,147
Capital Southwest Corp., 5.95%, 09/18/30	560	557,186
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	250	241,958
6.75%, 02/18/30(a)	410	415,693
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	1,723	1,706,344
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	665	662,078
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,708	1,639,065
3.38%, 09/06/49(a)(b)	1,180	885,418
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	674	667,493
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(a)(b)	750	726,522
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)(b)	375	364,632
7.20%, 06/15/29(a)	475	487,879
FS KKR Capital Corp.
3.13%, 10/12/28	1,060	965,029
3.25%, 07/15/27	712	683,602
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.13%, 01/15/30(a)	$1,000	$960,555
6.13%, 01/15/31(a)	400	378,881
6.88%, 08/15/29	855	845,618
7.88%, 01/15/29	945	963,030
Goldman Sachs BDC, Inc.
5.10%, 01/28/29(a)	285	281,185
5.65%, 09/09/30	810	791,417
6.38%, 03/11/27	285	290,084
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(b)	450	447,100
5.38%, 01/31/29(b)	320	318,503
5.88%, 05/06/28(a)(b)	515	520,861
5.88%, 01/31/31(a)(b)	500	491,044
6.25%, 05/06/30(b)	1,265	1,266,654
Golub Capital BDC, Inc.
2.05%, 02/15/27(a)	535	520,086
6.00%, 07/15/29	1,195	1,199,902
7.05%, 12/05/28	860	895,060
Golub Capital Private Credit Fund
5.45%, 08/15/28	655	654,777
5.60%, 04/15/31(b)	975	949,829
5.80%, 09/12/29	760	765,398
5.88%, 05/01/30	1,005	1,003,967
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	705	731,773
6.38%, 07/01/34(a)	1,980	2,047,466
6.75%, 07/15/35	725	763,427
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	730	684,847
8.00%, 06/15/27(b)	695	722,882
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	1,580	1,870,396
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	120	116,376
JAB Holdings BV
2.20%, 11/23/30(a)(b)	552	503,426
3.75%, 05/28/51(b)	1,135	794,804
4.50%, 04/08/52(b)	700	553,716
Main Street Capital Corp.
5.40%, 08/15/28	595	597,052
6.50%, 06/04/27	465	472,760
6.95%, 03/01/29(a)	500	520,863
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	515	514,069
6.00%, 05/19/30(a)	685	687,362
6.15%, 05/17/29(a)	485	495,474
MSD Investment Corp.
6.13%, 02/05/31(b)	250	246,989
6.25%, 05/31/30(b)	775	774,834
New Mountain Finance Corp.
6.20%, 10/15/27(a)	490	492,751
6.88%, 02/01/29(a)	220	222,512
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	400	396,536
5.75%, 02/01/30	245	242,423
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	510	522,376
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	470	462,892
7.10%, 02/15/29(a)	445	450,937
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)(b)	$735	$729,728
6.50%, 07/23/29(a)	485	496,887
8.40%, 11/14/28	515	553,433
Pershing Square Holdings Ltd/Fund, 4.95%, 07/15/39(b)	130	120,240
Sixth Street Lending Partners
5.75%, 01/15/30(a)	1,025	1,029,173
6.13%, 07/15/30	1,435	1,452,884
6.50%, 03/11/29	1,205	1,244,324
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	530	526,640
6.13%, 03/01/29(a)	585	593,463
6.95%, 08/14/28	548	566,770
		118,770,872
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	1,032	993,376
4.85%, 10/15/30(a)	280	288,969
5.00%, 10/15/34(a)	1,285	1,317,052
5.50%, 10/15/35	870	915,653
Lennar Corp.
4.75%, 11/29/27	237	239,133
5.00%, 06/15/27(a)	679	683,947
5.20%, 07/30/30	950	983,859
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	635	628,303
5.13%, 06/06/27(a)	220	221,452
5.65%, 03/15/35(a)	780	804,633
NVR, Inc., 3.00%, 05/15/30	1,343	1,285,158
PulteGroup, Inc.
4.25%, 03/01/31	525	524,516
4.90%, 03/01/36	475	475,503
6.00%, 02/15/35	434	469,324
6.38%, 05/15/33(a)	610	679,148
7.88%, 06/15/32(a)	463	546,935
Sekisui House U.S., Inc.
2.50%, 01/15/31(a)	905	814,046
3.85%, 01/15/30(a)	535	521,303
3.97%, 08/06/61(a)	302	203,247
6.00%, 01/15/43	970	926,143
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	865	855,929
4.35%, 02/15/28	1,000	1,006,572
4.88%, 03/15/27	565	568,239
5.60%, 06/15/35(a)	540	571,505
		16,523,945
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	860	849,485
3.50%, 11/15/51	855	557,857
4.40%, 03/15/29	1,168	1,163,230
LG Electronics, Inc.
5.63%, 04/24/27(b)	485	493,659
5.63%, 04/24/29(b)	85	88,611
Panasonic Holdings Corp.
3.11%, 07/19/29(a)(b)	625	608,574
5.30%, 07/16/34(a)(b)	775	810,910
		4,572,326
Security	Par (000)	Value
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32(a)	$835	$743,902
2.65%, 04/30/30	947	892,922
4.88%, 12/06/28	1,314	1,339,679
5.75%, 03/15/33(a)	715	764,141
Church & Dwight Co., Inc.
2.30%, 12/15/31(a)	525	476,675
3.15%, 08/01/27	1,002	993,056
3.95%, 08/01/47	685	559,529
5.00%, 06/15/52	1,015	948,099
5.60%, 11/15/32	845	909,398
Clorox Co.(The)
1.80%, 05/15/30(a)	1,220	1,110,613
3.10%, 10/01/27	908	897,876
3.90%, 05/15/28	1,010	1,010,504
4.40%, 05/01/29(a)	1,020	1,033,216
4.60%, 05/01/32	1,005	1,020,781
Kimberly-Clark Corp.
1.05%, 09/15/27	1,298	1,248,812
2.00%, 11/02/31(a)	1,295	1,173,576
2.88%, 02/07/50(a)	534	366,252
3.10%, 03/26/30	1,524	1,476,612
3.20%, 04/25/29	1,098	1,079,882
3.20%, 07/30/46	575	422,514
3.70%, 06/01/43	565	455,007
3.90%, 05/04/47	819	666,782
3.95%, 11/01/28	1,374	1,381,459
4.50%, 02/16/33	1,065	1,089,345
5.30%, 03/01/41(a)	710	740,225
6.63%, 08/01/37	1,421	1,653,347
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	760	707,257
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,952	3,913,027
SC Johnson & Son, Inc.
4.00%, 05/15/43(b)	830	691,259
4.35%, 09/30/44(b)	745	626,383
4.75%, 10/15/46(a)(b)	1,385	1,256,970
4.80%, 09/01/40(b)	945	909,441
5.75%, 02/15/33(b)	95	101,201
		32,659,742
Insurance — 4.8%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	2,175	2,152,411
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	250	257,288
ACE Capital Trust II, Series N, 9.70%, 04/01/30	230	275,506
AEGON Funding Co. LLC, 5.50%, 04/16/27(b)	850	861,861
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(d)	1,047	1,061,631
Aflac, Inc.
3.60%, 04/01/30	2,083	2,051,586
4.00%, 10/15/46	645	522,613
4.75%, 01/15/49	1,167	1,039,300
6.45%, 08/15/40(a)	595	667,013
AIA Group Ltd.
3.20%, 09/16/40(b)	2,612	2,108,555
3.38%, 04/07/30(a)(b)	1,720	1,690,596
3.60%, 04/09/29(a)(b)	2,210	2,198,068
3.90%, 04/06/28(b)	1,145	1,148,610
4.50%, 03/16/46(a)(b)	1,740	1,617,427
4.88%, 03/11/44(a)(b)	910	885,587

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.95%, 04/04/33(a)(b)	$1,020	$1,068,336
4.95%, 03/30/35(b)	825	843,529
5.38%, 04/05/34(a)(b)	1,755	1,844,436
5.40%, 09/30/54(a)(b)	1,585	1,561,806
5.63%, 10/25/27(b)	1,415	1,455,716
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,281	1,435,722
Alleghany Corp.
3.25%, 08/15/51	1,130	772,848
3.63%, 05/15/30	1,130	1,115,052
4.90%, 09/15/44	747	694,110
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(d)	1,720	1,758,715
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(d)	1,155	1,239,404
Allstate Corp.(The)
1.45%, 12/15/30	1,536	1,354,853
3.85%, 08/10/49	1,072	823,246
4.20%, 12/15/46	1,307	1,081,004
4.50%, 06/15/43(a)	1,199	1,058,656
5.05%, 06/24/29(a)	1,080	1,115,076
5.25%, 03/30/33	905	945,295
5.35%, 06/01/33	1,225	1,284,349
5.55%, 05/09/35(a)	1,231	1,307,674
5.95%, 04/01/36	880	952,057
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	865	909,477
American Financial Group, Inc., 5.00%, 09/23/35	575	568,365
American Financial Group, Inc./OH
4.50%, 06/15/47	1,210	1,029,296
5.25%, 04/02/30(a)	617	643,956
American International Group, Inc.
3.40%, 06/30/30	1,345	1,309,073
3.88%, 01/15/35	885	830,966
4.38%, 06/30/50(a)	1,043	872,513
4.50%, 07/16/44	1,620	1,433,214
4.75%, 04/01/48(a)	1,971	1,769,689
4.80%, 07/10/45	1,000	912,161
4.85%, 05/07/30	845	866,984
5.13%, 03/27/33(a)	1,890	1,947,961
5.45%, 05/07/35	1,020	1,063,870
6.25%, 05/01/36(a)	615	668,311
Series A-9, 5.75%, 04/01/48(a)(d)	360	365,219
American National Global Funding
4.63%, 12/15/28(b)	1,025	1,027,537
4.88%, 01/23/31(b)	700	699,683
5.25%, 06/03/30(b)	980	996,092
5.55%, 01/28/30(b)	1,240	1,270,871
American National Group, Inc.
5.00%, 06/15/27	977	982,722
5.75%, 10/01/29	335	340,876
6.00%, 07/15/35(a)	1,560	1,547,584
6.14%, 06/13/32(a)(b)	750	777,082
Americo Life, Inc., 3.45%, 04/15/31(a)(b)	803	724,615
AmFam Holdings, Inc.
2.81%, 03/11/31(b)	935	830,598
3.83%, 03/11/51(a)(b)	891	627,842
Aon Corp.
2.80%, 05/15/30	1,788	1,694,310
3.75%, 05/02/29	1,558	1,544,443
4.50%, 12/15/28(a)	907	919,819
Security	Par (000)	Value
Insurance (continued)
6.25%, 09/30/40	$835	$919,869
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	765	682,359
2.60%, 12/02/31	930	847,285
2.85%, 05/28/27	1,045	1,030,368
2.90%, 08/23/51	1,251	778,252
3.90%, 02/28/52	1,947	1,458,874
5.00%, 09/12/32	1,140	1,177,173
5.35%, 02/28/33	1,480	1,548,705
Aon Global Ltd.
4.25%, 12/12/42(a)	550	470,751
4.45%, 05/24/43	296	258,964
4.60%, 06/14/44	1,015	891,414
4.75%, 05/15/45	1,055	936,100
Aon North America, Inc.
5.15%, 03/01/29	1,605	1,654,961
5.30%, 03/01/31	1,140	1,189,907
5.45%, 03/01/34	3,130	3,265,688
5.75%, 03/01/54(a)	3,725	3,687,009
Arch Capital Finance LLC, 5.03%, 12/15/46	929	875,225
Arch Capital Group Ltd.
3.64%, 06/30/50	1,502	1,119,572
7.35%, 05/01/34	578	674,083
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	997	957,980
Arthur J Gallagher & Co.
2.40%, 11/09/31	668	598,016
3.05%, 03/09/52(a)	1,271	808,519
3.50%, 05/20/51	1,900	1,319,973
4.60%, 12/15/27(a)	1,460	1,476,395
4.85%, 12/15/29	1,415	1,449,696
5.00%, 02/15/32	1,145	1,170,179
5.15%, 02/15/35(a)	2,805	2,843,390
5.45%, 07/15/34	265	274,835
5.50%, 03/02/33	745	776,775
5.55%, 02/15/55(a)	2,455	2,348,930
5.75%, 03/02/53	859	835,175
5.75%, 07/15/54	1,005	986,874
6.50%, 02/15/34	835	920,795
6.75%, 02/15/54(a)	1,230	1,345,418
Ascot Group Ltd.
4.25%, 12/15/30(a)(b)	606	571,754
6.35%, 06/15/35, (5-year CMT + 2.38%)(b)(d)	625	646,288
Assurant, Inc.
2.65%, 01/15/32	810	726,905
3.70%, 02/22/30	1,126	1,099,185
4.90%, 03/27/28	770	779,682
5.55%, 02/15/36	555	563,884
6.75%, 02/15/34	590	653,258
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(b)(d)	505	478,283
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	1,275	1,201,693
3.60%, 09/15/51	1,007	712,705
6.13%, 09/15/28	545	570,470
Athene Global Funding
1.99%, 08/19/28(b)	1,350	1,276,493
2.45%, 08/20/27(b)	770	750,988
2.50%, 03/24/28(b)	1,267	1,221,078
2.55%, 11/19/30(b)	1,215	1,096,467
2.65%, 10/04/31(a)(b)	980	872,805
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.67%, 06/07/31(b)	$1,291	$1,147,419
2.72%, 01/07/29(a)(b)	965	916,284
4.72%, 10/08/29(b)	1,240	1,240,659
4.83%, 05/09/28(a)(b)	955	964,836
5.03%, 07/17/30(a)(b)	1,280	1,287,296
5.32%, 11/13/31(b)	1,300	1,319,440
5.35%, 07/09/27(b)	880	893,380
5.38%, 01/07/30(b)	1,055	1,070,934
5.52%, 03/25/27(b)	1,655	1,679,365
5.53%, 07/11/31(b)	1,020	1,052,282
5.54%, 08/22/35(a)(b)	1,250	1,244,847
5.58%, 01/09/29(a)(b)	1,905	1,947,378
Athene Holding Ltd.
3.45%, 05/15/52(a)	299	184,839
3.50%, 01/15/31(a)	1,165	1,099,527
3.95%, 05/25/51(a)	1,180	807,924
4.13%, 01/12/28	1,855	1,848,673
5.88%, 01/15/34(a)	1,325	1,348,556
6.15%, 04/03/30(a)	1,200	1,257,342
6.25%, 04/01/54(a)	2,170	2,024,495
6.63%, 10/15/54, (5-year CMT + 2.61%)(d)	1,260	1,210,971
6.63%, 05/19/55(a)	1,885	1,844,494
6.65%, 02/01/33(a)	975	1,036,791
6.88%, 06/28/55, (5-year CMT + 2.58%)(d)	1,200	1,155,773
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	405	397,876
AXA SA, 8.60%, 12/15/30	455	534,974
Axis Specialty Finance LLC
3.90%, 07/15/29	828	823,778
4.90%, 01/15/40, (5-year CMT + 3.19%)(d)	607	597,730
Axis Specialty Finance PLC
4.00%, 12/06/27	825	822,696
5.15%, 04/01/45	540	503,787
Beacon Funding Trust, 6.27%, 08/15/54(a)(b)	2,310	2,351,414
Belrose Funding Trust II, 6.79%, 05/15/55(a)(b)	1,730	1,762,769
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	1,462	1,318,674
1.85%, 03/12/30	892	827,913
2.30%, 03/15/27	1,365	1,346,249
2.50%, 01/15/51(a)	1,510	911,115
2.85%, 10/15/50	3,650	2,363,452
2.88%, 03/15/32	2,067	1,949,090
3.85%, 03/15/52	4,815	3,742,111
4.20%, 08/15/48	3,998	3,369,646
4.25%, 01/15/49	3,969	3,357,626
4.30%, 05/15/43(a)	900	815,805
4.40%, 05/15/42	1,351	1,248,115
5.75%, 01/15/40(a)	1,345	1,476,720
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	1,755	1,651,144
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	638	599,966
5.55%, 04/09/27(b)	380	384,181
5.65%, 06/10/29(b)	560	571,629
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	840	829,557
3.85%, 12/22/51	580	337,504
4.70%, 06/22/47(a)	989	691,885
5.63%, 05/15/30(a)	1,014	1,023,820
Brown & Brown, Inc.
2.38%, 03/15/31	1,808	1,624,393
4.20%, 03/17/32	1,205	1,161,686
Security	Par (000)	Value
Insurance (continued)
4.50%, 03/15/29	$1,020	$1,024,570
4.70%, 06/23/28	1,010	1,019,551
4.90%, 06/23/30(a)	825	838,664
4.95%, 03/17/52	1,370	1,176,444
5.25%, 06/23/32	1,140	1,161,457
5.55%, 06/23/35	1,495	1,525,285
5.65%, 06/11/34	1,335	1,374,074
6.25%, 06/23/55(a)	1,890	1,930,183
Chubb INA Holdings LLC
1.38%, 09/15/30	1,955	1,743,601
2.85%, 12/15/51(a)	1,195	775,551
3.05%, 12/15/61	1,985	1,243,489
4.15%, 03/13/43	1,055	925,144
4.35%, 11/03/45	2,792	2,461,384
4.65%, 08/15/29(a)	1,840	1,888,607
4.90%, 08/15/35	1,565	1,586,149
5.00%, 03/15/34(a)	3,095	3,185,725
6.00%, 05/11/37	1,095	1,200,807
6.70%, 05/15/36(a)	750	864,390
Series 1, 6.50%, 05/15/38	1,190	1,361,423
Cincinnati Financial Corp.
6.13%, 11/01/34	660	713,061
6.92%, 05/15/28	755	801,389
CNA Financial Corp.
2.05%, 08/15/30	1,200	1,092,213
3.45%, 08/15/27	993	985,186
3.90%, 05/01/29	1,494	1,483,525
5.13%, 02/15/34	680	690,032
5.20%, 08/15/35	795	799,756
5.50%, 06/15/33	660	688,684
CNO Financial Group, Inc.
5.25%, 05/30/29	1,019	1,034,563
6.45%, 06/15/34(a)	1,170	1,219,814
CNO Global Funding
2.65%, 01/06/29(a)(b)	1,070	1,023,260
4.38%, 09/08/28(b)	280	280,419
4.70%, 12/11/30(b)	595	596,214
4.88%, 12/10/27(b)	350	353,373
4.95%, 09/09/29(a)(b)	1,265	1,287,670
5.88%, 06/04/27(a)(b)	720	734,025
Constellation Insurance, Inc., 6.80%, 01/24/30(b)	1,125	1,145,290
Corebridge Financial, Inc.
3.65%, 04/05/27	1,950	1,939,766
3.85%, 04/05/29	2,380	2,352,770
3.90%, 04/05/32	2,575	2,445,405
4.35%, 04/05/42	1,175	1,000,832
4.40%, 04/05/52(a)	2,205	1,755,411
5.75%, 01/15/34(a)	1,865	1,929,171
6.05%, 09/15/33	1,340	1,429,703
6.38%, 09/15/54, (5-year CMT + 2.65%)(d)	1,280	1,280,381
6.88%, 12/15/52, (5-year CMT + 3.85%)(d)	1,685	1,721,698
Corebridge Global Funding
4.25%, 08/21/28(b)	730	732,259
4.45%, 10/02/30(b)	1,065	1,067,633
4.55%, 01/09/31(a)(b)	425	426,321
4.65%, 08/20/27(b)	1,495	1,508,979
4.85%, 06/06/30(b)	1,145	1,166,581
4.90%, 01/07/28(a)(b)	1,325	1,347,490
4.90%, 12/03/29(b)	1,550	1,584,229
4.90%, 08/21/32(a)(b)	580	584,297

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.20%, 01/12/29(a)(b)	$940	$967,707
5.20%, 06/24/29(a)(b)	1,425	1,463,929
5.90%, 09/19/28(b)	895	934,124
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.52%)(b)(d)(e)	3,545	3,695,007
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	25	25,598
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	735	670,894
Empower Finance 2020 LP
1.36%, 09/17/27(a)(b)	213	204,849
1.78%, 03/17/31(b)	1,542	1,374,658
3.08%, 09/17/51(b)	1,280	855,349
Enstar Group Ltd.
3.10%, 09/01/31	1,305	1,174,950
4.95%, 06/01/29	1,570	1,591,500
7.50%, 04/01/45, (5-year CMT + 3.19%)(a)(b)(d)	470	489,609
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	852	821,274
1.75%, 11/15/30(b)	1,157	1,021,649
1.80%, 03/08/28(b)	1,310	1,251,915
4.88%, 11/19/27(a)(b)	1,140	1,157,747
5.00%, 03/27/30(b)	450	460,942
5.45%, 03/03/28(a)(b)	840	861,109
Equitable Holdings, Inc.
4.35%, 04/20/28(a)	1,968	1,977,888
4.57%, 02/15/29(b)	1,422	1,427,224
5.00%, 04/20/48	2,257	2,001,762
5.59%, 01/11/33(a)	920	958,328
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(d)	885	922,630
7.00%, 04/01/28	155	162,811
Essent Group Ltd., 6.25%, 07/01/29	655	689,267
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	1,755	1,121,100
3.50%, 10/15/50	1,560	1,090,842
4.87%, 06/01/44	930	825,848
F&G Annuities & Life, Inc.
6.25%, 10/04/34(a)	1,010	961,273
6.50%, 06/04/29	1,265	1,302,124
7.40%, 01/13/28	925	959,762
F&G Global Funding
2.00%, 09/20/28(b)	1,075	1,009,630
2.30%, 04/11/27(b)	765	749,166
4.50%, 01/09/29(b)	385	381,936
4.65%, 09/08/28(b)	925	922,154
5.88%, 06/10/27(a)(b)	715	726,127
5.88%, 01/16/30(a)(b)	585	602,661
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	910,303
4.63%, 04/29/30(a)	1,121	1,134,005
4.85%, 04/17/28	1,209	1,226,917
5.63%, 08/16/32	1,255	1,314,801
5.75%, 05/20/35	535	557,973
6.00%, 12/07/33	970	1,036,847
6.10%, 03/15/55	680	680,978
6.35%, 03/22/54(a)	1,775	1,840,273
6.50%, 05/20/55	500	533,563
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	669,355
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.01%)(b)(d)	475	468,559
Security	Par (000)	Value
Insurance (continued)
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.72%)(b)(d)	$760	$715,919
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	576	490,801
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	100	99,838
Fidelity National Financial, Inc.
2.45%, 03/15/31(a)	1,292	1,157,177
3.20%, 09/17/51	800	499,896
3.40%, 06/15/30	1,370	1,303,586
4.50%, 08/15/28	1,237	1,246,129
First American Financial Corp.
2.40%, 08/15/31	1,332	1,173,418
4.00%, 05/15/30	1,170	1,137,133
5.45%, 09/30/34(a)	920	925,888
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	2,725	2,584,587
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	1,500	1,588,434
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,120	1,154,387
Fortitude Global Funding, 4.63%, 10/06/28(b)	650	652,105
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	1,110	1,152,910
FWD Group Holdings Ltd., 5.84%, 09/22/35(b)	1,500	1,541,841
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	1,182	1,116,173
2.90%, 01/06/32(a)(b)	1,415	1,253,883
4.40%, 09/23/27(b)	1,345	1,349,331
4.50%, 09/18/30(b)	940	924,859
5.20%, 12/09/31(b)	740	746,909
5.40%, 01/13/30(b)	1,300	1,332,096
5.50%, 01/08/29(b)	1,140	1,168,562
5.50%, 04/01/32(b)	785	794,604
5.90%, 01/13/35(b)	1,020	1,034,103
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	1,970	1,775,445
4.40%, 10/15/29(a)(b)	1,258	1,238,103
6.75%, 03/15/54(a)(b)	1,340	1,260,057
7.95%, 06/15/33(a)(b)	1,096	1,199,308
Globe Life, Inc.
2.15%, 08/15/30	1,062	968,763
4.55%, 09/15/28	1,335	1,345,918
4.80%, 06/15/32	595	601,216
5.85%, 09/15/34	690	723,691
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	705	704,235
4.58%, 05/17/48(b)	993	876,224
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,320	1,099,892
Guardian Life Global Funding
1.25%, 11/19/27(b)	725	694,473
1.40%, 07/06/27(b)	730	706,850
1.63%, 09/16/28(a)(b)	665	626,824
3.25%, 03/29/27(a)(b)	620	616,594
4.07%, 09/05/28(a)(b)	685	687,708
4.18%, 09/26/29(b)	905	909,455
4.33%, 10/06/30(b)	465	468,441
4.40%, 12/11/30(b)	60	60,612
4.67%, 09/05/32(b)	70	70,749
4.80%, 04/28/30(b)	1,300	1,333,400
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.55%, 10/28/27(a)(b)	$1,130	$1,160,919
5.74%, 10/02/28(b)	905	946,033
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(b)	696	475,269
4.85%, 01/24/77(b)	1,031	867,363
4.88%, 06/19/64(b)	570	500,677
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	918	848,211
2.80%, 08/19/29	1,684	1,620,219
2.90%, 09/15/51(a)	1,110	716,497
3.60%, 08/19/49	1,655	1,233,518
4.30%, 04/15/43	663	586,595
4.40%, 03/15/48	1,016	870,453
5.50%, 09/01/35	400	408,461
5.95%, 10/15/36	693	750,109
6.10%, 10/01/41	702	765,250
6.63%, 03/30/40(a)	722	817,024
Henneman Trust, 6.58%, 05/15/55(b)	920	951,958
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	885	862,628
Horace Mann Educators Corp.
4.70%, 10/01/30	500	501,940
7.25%, 09/15/28	265	283,945
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	870	914,821
Jackson Financial, Inc.
3.13%, 11/23/31	1,545	1,407,341
4.00%, 11/23/51	1,165	787,742
5.17%, 06/08/27	612	619,443
5.67%, 06/08/32(a)	580	593,128
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	817	783,159
4.55%, 09/09/30(b)	470	470,341
4.60%, 10/01/29(b)	675	677,288
5.25%, 04/12/28(b)	940	958,675
5.35%, 01/13/30(b)	1,530	1,576,702
5.55%, 07/02/27(b)	70	71,266
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	660	681,327
Kemper Corp.
2.40%, 09/30/30(a)	1,035	910,343
3.80%, 02/23/32(a)	510	469,919
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(b)(d)	160	162,854
Liberty Mutual Group, Inc.
3.95%, 10/15/50(b)	2,841	2,125,820
3.95%, 05/15/60(b)	1,269	899,690
4.57%, 02/01/29(b)	2,271	2,285,670
4.85%, 08/01/44(a)(b)	1,165	1,043,085
5.50%, 06/15/52(b)	1,735	1,633,163
6.50%, 03/15/35(a)(b)	572	621,058
6.50%, 05/01/42(b)	830	854,266
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	125	142,254
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	500	498,646
4.63%, 05/28/28(b)	1,440	1,448,363
4.63%, 08/18/30(a)(b)	710	712,440
5.30%, 01/13/30(b)	465	477,737
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	2,193	1,983,107
3.05%, 01/15/30(a)	1,338	1,272,070
Security	Par (000)	Value
Insurance (continued)
3.40%, 01/15/31(a)	$990	$931,455
3.40%, 03/01/32	595	546,763
3.80%, 03/01/28(a)	806	798,426
4.35%, 03/01/48	228	180,265
5.35%, 11/15/35(a)	740	722,470
5.85%, 03/15/34	1,360	1,402,822
6.30%, 10/09/37(a)	884	924,478
7.00%, 06/15/40	739	787,010
Loews Corp.
3.20%, 05/15/30(a)	1,560	1,505,289
4.13%, 05/15/43	1,079	930,458
4.94%, 04/01/36	675	673,361
6.00%, 02/01/35(a)	325	354,346
Manulife Financial Corp.
2.48%, 05/19/27	385	378,888
3.70%, 03/16/32	1,450	1,403,844
4.99%, 12/11/35	880	883,001
5.38%, 03/04/46	1,515	1,508,121
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	1,205	890,156
Markel Group, Inc.
3.35%, 09/17/29	1,211	1,178,169
3.45%, 05/07/52	1,300	894,800
3.50%, 11/01/27	757	749,911
4.15%, 09/17/50	946	743,113
4.30%, 11/01/47	711	582,405
5.00%, 03/30/43(a)	410	381,253
5.00%, 04/05/46	646	591,796
5.00%, 05/20/49	1,125	1,013,275
6.00%, 05/16/54	910	926,555
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	1,450	1,330,436
2.38%, 12/15/31	1,185	1,068,768
2.90%, 12/15/51	705	448,167
4.20%, 03/01/48	1,501	1,230,025
4.35%, 01/30/47	929	783,951
4.38%, 03/15/29	2,622	2,649,277
4.55%, 11/08/27	1,455	1,468,384
4.65%, 03/15/30	1,980	2,019,498
4.75%, 03/15/39	1,448	1,403,396
4.85%, 11/15/31(a)	1,405	1,445,548
4.90%, 03/15/49	2,411	2,188,821
4.95%, 03/15/36	900	908,001
5.00%, 03/15/35(a)	3,450	3,512,334
5.15%, 03/15/34	1,050	1,083,561
5.35%, 11/15/44	1,230	1,194,275
5.40%, 09/15/33(a)	1,050	1,105,460
5.40%, 03/15/55	1,790	1,715,224
5.45%, 03/15/53	1,150	1,106,710
5.45%, 03/15/54	1,330	1,286,609
5.70%, 09/15/53	1,620	1,619,209
5.75%, 11/01/32	885	947,311
5.88%, 08/01/33(a)	540	584,240
6.25%, 11/01/52(a)	870	931,972
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	1,040	639,465
3.38%, 04/15/50(a)(b)	1,148	794,904
3.73%, 10/15/70(b)	1,300	848,899
4.50%, 04/15/65(b)	505	395,527
4.90%, 04/01/77(b)	633	523,667
5.08%, 02/15/69(b)(d)	1,765	1,609,663

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.38%, 12/01/41(a)(b)	$637	$603,838
5.67%, 12/01/52(a)(b)	615	607,695
MassMutual Global Funding II
1.55%, 10/09/30(b)	1,563	1,390,007
2.15%, 03/09/31(a)(b)	953	862,336
4.00%, 01/22/29(b)	755	756,514
4.30%, 10/22/27(b)	300	302,700
4.35%, 09/17/31(b)	1,425	1,424,679
4.45%, 03/27/28(a)(b)	1,090	1,103,632
4.55%, 05/07/30(a)(b)	1,580	1,607,485
4.85%, 01/17/29(b)	1,280	1,313,156
4.95%, 01/10/30(b)	1,195	1,229,505
5.05%, 12/07/27(a)(b)	1,460	1,489,940
5.05%, 06/14/28(a)(b)	1,405	1,441,795
5.05%, 08/26/35(b)	1,150	1,165,894
5.10%, 04/09/27(b)	1,275	1,293,523
5.15%, 05/30/29(b)	1,045	1,081,426
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(b)(d)	1,000	1,016,190
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(d)	2,350	2,395,924
6.10%, 06/11/55, (5-year CMT + 2.91%)(a)(b)(d)	3,775	3,910,942
Mercury General Corp., 4.40%, 03/15/27	773	772,499
Met Tower Global Funding
4.00%, 10/01/27(b)	855	857,722
4.00%, 01/14/29(b)	460	460,682
4.20%, 09/16/30(b)	600	600,386
4.80%, 01/14/28(a)(b)	800	813,313
5.25%, 04/12/29(b)	895	926,639
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	1,499	1,666,792
MetLife, Inc.
4.05%, 03/01/45	1,877	1,551,650
4.13%, 08/13/42	425	361,112
4.55%, 03/23/30(a)	1,575	1,611,072
4.60%, 05/13/46	1,915	1,700,139
4.72%, 12/15/44	1,025	921,842
4.88%, 11/13/43	2,124	1,968,247
5.00%, 07/15/52(a)	1,990	1,795,728
5.25%, 01/15/54(a)	1,725	1,620,530
5.30%, 12/15/34(a)	2,020	2,101,482
5.38%, 07/15/33(a)	1,615	1,702,503
5.70%, 06/15/35	2,066	2,207,706
5.88%, 02/06/41	1,826	1,918,847
6.38%, 06/15/34	1,068	1,191,351
6.40%, 12/15/66	2,499	2,614,681
6.50%, 12/15/32	936	1,052,110
9.25%, 04/08/68(a)(b)	785	935,400
10.75%, 08/01/69(a)	966	1,279,666
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(d)	2,030	2,108,468
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	1,650	1,457,847
2.40%, 01/11/32(a)(b)	1,105	993,701
2.95%, 04/09/30(b)	2,140	2,051,871
3.00%, 09/19/27(a)(b)	1,454	1,436,772
3.05%, 06/17/29(b)	1,177	1,142,829
3.30%, 03/21/29(b)	1,170	1,143,777
3.85%, 04/06/28(b)	30	29,904
4.15%, 08/25/28(a)(b)	665	669,991
4.30%, 08/25/29(b)	1,505	1,517,721
Security	Par (000)	Value
Insurance (continued)
4.35%, 01/12/31(a)(b)	$600	$604,655
4.40%, 06/30/27(a)(b)	930	938,024
4.85%, 01/08/29(b)	1,705	1,747,793
4.90%, 01/09/30(a)(b)	1,360	1,398,220
5.05%, 06/11/27(a)(b)	860	873,571
5.05%, 01/06/28(a)(b)	945	964,803
5.05%, 01/08/34(b)	1,085	1,121,437
5.15%, 03/28/33(b)	1,962	2,039,976
5.40%, 09/12/28(b)	950	984,180
MGIC Investment Corp., 5.25%, 08/15/28	390	389,456
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(d)(e)	510	516,235
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(d)	1,395	1,465,413
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	705	710,609
4.55%, 01/13/31(b)	500	502,834
4.75%, 10/15/29(b)	980	997,693
5.35%, 04/09/27(b)	955	967,983
5.45%, 12/12/28(b)	1,120	1,157,090
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	945	971,776
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(b)(d)	343	358,348
6.80%, 06/15/36(b)	175	197,376
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	780	653,909
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)(b)	2,145	1,670,940
5.30%, 11/18/44(a)(b)	865	822,155
6.75%, 05/15/87(a)	810	818,501
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,934	1,542,818
4.95%, 04/22/44(b)	752	672,284
7.88%, 04/01/33(b)	763	867,072
8.25%, 12/01/31(b)	654	765,182
9.38%, 08/15/39(b)	1,152	1,548,014
New York Life Global Funding
1.20%, 08/07/30(b)	1,350	1,197,310
1.85%, 08/01/31(b)	1,399	1,243,347
3.00%, 01/10/28(b)	1,157	1,141,999
3.25%, 04/07/27(a)(b)	915	910,342
3.90%, 10/01/27(a)(b)	1,200	1,202,010
3.90%, 10/16/28(b)	80	79,508
4.05%, 02/02/29(b)	600	603,319
4.15%, 07/25/28(b)	985	990,665
4.25%, 01/09/31(a)(b)	625	630,900
4.40%, 12/13/27(a)(b)	475	480,531
4.40%, 04/25/28(a)(b)	1,415	1,429,867
4.55%, 01/28/33(b)	2,010	2,026,648
4.60%, 12/05/29(b)	1,150	1,175,074
4.60%, 06/03/30(b)	1,395	1,426,030
4.70%, 01/29/29(a)(b)	1,535	1,565,846
4.85%, 01/09/28(a)(b)	1,845	1,880,791
4.90%, 04/02/27(b)	650	657,916
4.90%, 06/13/28(b)	964	985,272
5.00%, 06/06/29(a)(b)	880	909,392
5.00%, 01/09/34(b)	2,010	2,069,779
5.35%, 01/23/35(b)	760	800,932
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	$1,966	$1,484,478
4.45%, 05/15/69(b)	1,490	1,182,391
5.88%, 05/15/33(b)	1,808	1,935,539
6.75%, 11/15/39(b)	1,741	2,003,200
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(d)	2,800	2,539,387
2.90%, 09/16/51, (5-year CMT + 2.60%)(a)(b)(d)	1,210	1,089,815
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(d)	1,977	1,884,895
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(b)(d)	660	655,812
5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)(d)	2,170	2,261,334
6.25%, 09/13/53, (5-year CMT + 2.95%)(b)(d)	1,295	1,377,120
6.50%, 04/30/55, (5-year CMT + 3.19%)(a)(b)(d)	2,660	2,858,776
NLG Global Funding
4.35%, 09/15/30(b)	570	569,637
5.40%, 01/23/30(b)	1,320	1,368,368
NMI Holdings, Inc., 6.00%, 08/15/29	490	508,150
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	1,235	1,179,409
3.30%, 04/04/29(b)	100	98,001
4.11%, 09/12/27(b)	970	974,768
4.13%, 08/25/28(a)(b)	375	377,484
4.30%, 01/13/31(b)	690	693,747
4.35%, 09/15/27(b)	990	998,289
4.49%, 03/21/28(b)	1,215	1,228,524
4.60%, 06/03/30(b)	880	896,410
4.71%, 01/10/29(b)	1,225	1,252,416
4.90%, 06/12/28(b)	1,665	1,699,961
4.96%, 01/13/30(b)	1,125	1,157,855
5.07%, 03/25/27(b)	865	876,101
5.16%, 05/28/31(a)(b)	1,350	1,408,476
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(b)	1,570	1,124,219
3.63%, 09/30/59(b)	2,019	1,440,297
3.85%, 09/30/47(b)	2,587	2,064,873
6.06%, 03/30/40(b)	1,470	1,587,838
6.17%, 05/29/55(a)(b)	1,590	1,715,574
Old Republic International Corp.
3.85%, 06/11/51	1,067	769,612
5.75%, 03/28/34	780	817,342
Omnis Funding Trust, 6.72%, 05/15/55(b)	1,755	1,829,328
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(b)	845	648,876
Pacific Life Global Funding II
1.45%, 01/20/28(b)	1,192	1,139,635
1.60%, 09/21/28(a)(b)	707	665,363
2.45%, 01/11/32(b)	990	897,021
4.38%, 02/03/31(a)(b)	675	682,993
4.45%, 05/01/28(b)	225	227,394
4.50%, 08/28/29(a)(b)	1,245	1,262,491
4.85%, 02/10/30(b)	545	557,988
4.88%, 07/17/32(b)	1,165	1,192,637
4.90%, 04/04/28(b)	1,150	1,170,180
4.90%, 01/11/29(a)(b)	1,305	1,335,444
5.50%, 07/18/28(b)	870	900,236
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,465	1,178,389
Security	Par (000)	Value
Insurance (continued)
5.95%, 09/15/55(b)	$265	$269,202
9.25%, 06/15/39(a)(b)	280	382,019
Pacific LifeCorp
3.35%, 09/15/50(b)	1,400	977,271
5.13%, 01/30/43(b)	730	695,409
5.40%, 09/15/52(a)(b)	1,345	1,298,080
6.60%, 09/15/33(b)	990	1,104,551
PartnerRe Finance B LLC
3.70%, 07/02/29	1,425	1,402,914
4.50%, 10/01/50, (5-year CMT + 3.82%)(d)	645	623,392
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	760	799,722
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	836	575,055
Pine Street Trust II, 5.57%, 02/15/49(b)	830	790,880
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	970	987,789
Pricoa Global Funding I
4.35%, 11/25/30(b)	600	606,325
4.40%, 08/27/27(a)(b)	590	595,445
4.65%, 08/27/31(b)	980	997,730
4.65%, 01/12/33(b)	525	525,474
4.70%, 05/28/30(b)	1,170	1,195,735
4.75%, 08/26/32(b)	885	894,093
5.10%, 05/30/28(b)	935	957,772
5.35%, 05/28/35(b)	1,290	1,342,438
Primerica, Inc., 2.80%, 11/19/31	1,039	951,627
Principal Financial Group, Inc.
2.13%, 06/15/30	918	840,865
3.70%, 05/15/29	538	532,447
4.11%, 02/15/28(a)(b)	920	920,065
4.30%, 11/15/46	785	661,029
4.35%, 05/15/43	710	614,931
4.63%, 09/15/42	725	654,269
5.38%, 03/15/33	810	845,997
5.50%, 03/15/53	565	545,312
6.05%, 10/15/36(a)	1,075	1,170,441
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	1,152	1,024,489
1.63%, 11/19/30(b)	375	331,861
2.50%, 09/16/29(a)(b)	692	653,589
4.25%, 08/18/28(a)(b)	555	556,650
4.45%, 01/13/31(a)(b)	750	755,785
4.60%, 08/19/27(a)(b)	1,105	1,115,946
4.80%, 01/09/28(b)	680	690,087
4.95%, 11/27/29(a)(b)	645	660,478
5.10%, 01/25/29(b)	1,680	1,722,483
5.50%, 06/28/28(a)(b)	860	885,813
Progressive Corp.(The)
2.50%, 03/15/27	860	848,963
3.00%, 03/15/32	1,697	1,574,881
3.20%, 03/26/30(a)	955	927,412
3.70%, 01/26/45	667	526,899
3.70%, 03/15/52	1,105	825,821
3.95%, 03/26/50	867	683,477
4.00%, 03/01/29	503	505,237
4.13%, 04/15/47(a)	1,726	1,429,326
4.20%, 03/15/48	1,270	1,056,758
4.35%, 04/25/44	760	662,246
4.95%, 06/15/33(a)	1,215	1,253,824
6.25%, 12/01/32(a)	660	733,415
6.63%, 03/01/29	815	877,589

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Protective Life Corp.
3.40%, 01/15/30(b)	$741	$718,294
4.30%, 09/30/28(b)	727	729,563
4.70%, 01/15/31(b)	1,210	1,221,746
5.35%, 12/15/35(b)	1,025	1,040,073
5.35%, 08/10/52(b)	150	144,192
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	1,280	1,143,331
1.90%, 07/06/28(a)(b)	785	748,201
4.16%, 01/15/29(b)	720	720,889
4.34%, 09/13/27(a)(b)	450	453,453
4.71%, 07/06/27(b)	570	576,323
4.77%, 12/09/29(a)(b)	1,460	1,488,601
4.80%, 06/05/30(b)	1,015	1,034,371
5.22%, 06/12/29(b)	740	763,902
5.43%, 01/14/32(a)(b)	850	892,915
5.47%, 12/08/28(b)	1,170	1,211,715
5.76%, 07/05/30(a)(b)	320	338,244
Prudential Financial, Inc.
2.10%, 03/10/30(a)	1,090	1,018,333
3.00%, 03/10/40	910	710,514
3.70%, 10/01/50, (5-year CMT + 3.04%)(d)	1,390	1,293,411
3.70%, 03/13/51(a)	3,368	2,462,947
3.88%, 03/27/28	610	610,379
3.91%, 12/07/47	1,922	1,481,240
3.94%, 12/07/49	2,797	2,153,593
4.35%, 02/25/50	1,844	1,507,751
4.42%, 03/27/48	534	449,611
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(d)	1,932	1,903,342
4.60%, 05/15/44(a)	1,295	1,155,754
5.13%, 03/01/52, (5-year CMT + 3.16%)(d)	1,880	1,847,480
5.20%, 03/14/35	1,435	1,470,302
5.70%, 12/14/36(a)	1,373	1,450,872
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(d)	1,497	1,507,500
5.75%, 07/15/33	881	958,280
6.00%, 09/01/52, (5-year CMT + 3.23%)(d)	1,845	1,906,462
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(d)	1,230	1,296,206
6.63%, 12/01/37	905	1,030,475
6.63%, 06/21/40	760	857,584
6.75%, 03/01/53, (5-year CMT + 2.85%)(d)	1,425	1,528,191
Prudential Funding Asia PLC
3.13%, 04/14/30	1,704	1,645,426
3.63%, 03/24/32(a)	870	841,669
Reinsurance Group of America, Inc.
3.15%, 06/15/30	791	755,205
3.90%, 05/15/29	1,250	1,242,998
5.75%, 09/15/34	1,665	1,744,465
6.00%, 09/15/33	790	844,655
6.65%, 09/15/55, (5-year CMT + 2.39%)(d)	1,250	1,294,032
Reliance Standard Life Global Funding II, 5.28%, 11/07/29(b)	130	133,001
RenaissanceRe Finance, Inc., 3.45%, 07/01/27(a)	189	187,845
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	935	919,137
5.75%, 06/05/33	1,175	1,238,531
5.80%, 04/01/35	825	864,482
RGA Global Funding
2.70%, 01/18/29(b)	880	842,847
Security	Par (000)	Value
Insurance (continued)
4.35%, 08/25/28(b)	$1,215	$1,221,160
4.60%, 11/25/30(b)	1,110	1,118,466
5.00%, 08/25/32(a)(b)	1,025	1,043,195
5.05%, 12/06/31(b)	1,150	1,179,559
5.25%, 01/09/30(b)	1,005	1,040,740
5.45%, 05/24/29(a)(b)	1,405	1,458,489
5.50%, 01/11/31(a)(b)	1,170	1,223,854
6.00%, 11/21/28(b)	775	810,936
RLI Corp., 5.38%, 06/01/36	525	524,135
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	225	224,145
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	500	505,557
4.95%, 06/12/30(b)	1,195	1,216,190
5.05%, 01/10/28(b)	570	579,788
5.10%, 12/10/29(b)	170	174,375
Sammons Financial Group, Inc.
3.35%, 04/16/31(b)	1,485	1,390,875
4.45%, 05/12/27(a)(b)	880	881,192
4.75%, 04/08/32(b)	990	966,893
6.88%, 04/15/34(a)(b)	1,100	1,195,969
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	1,255	1,112,726
5.90%, 09/26/28(b)	1,180	1,145,432
7.20%, 10/30/34(a)(b)	1,640	1,501,596
Securian Financial Group, Inc., 4.80%, 04/15/48(b)	885	772,575
Selective Insurance Group, Inc.
5.38%, 03/01/49(a)	540	507,628
5.90%, 04/15/35	460	485,452
SiriusPoint Ltd., 7.00%, 04/05/29	280	294,449
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	447,986
Stewart Information Services Corp., 3.60%, 11/15/31	996	897,624
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)(d)	1,448	1,355,275
4.00%, 09/14/77(b)(d)	1,715	1,701,421
5.88%, 09/10/55, (5-year CMT + 2.65%)(b)(d)	1,845	1,870,343
5.88%, (5-year CMT + 2.84%)(b)(d)(e)	1,940	1,972,311
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(b)(d)	1,014	1,024,405
Swiss RE Subordinated Finance PLC
5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(b)(d)	835	876,769
6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(b)(d)	1,235	1,300,572
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	525	457,848
Symetra Financial Corp., 5.87%, 04/03/32(b)	80	85,514
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	550	571,637
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)(b)	1,932	1,343,249
4.27%, 05/15/47(b)	3,531	2,959,205
4.90%, 09/15/44(b)	2,559	2,365,349
6.85%, 12/16/39(b)	1,834	2,136,665
Transatlantic Holdings, Inc., 8.00%, 11/30/39	690	864,246
Travelers Companies, Inc.(The)
2.55%, 04/27/50	1,150	707,054
3.05%, 06/08/51	1,320	886,652
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.75%, 05/15/46	$877	$695,681
4.00%, 05/30/47	1,356	1,115,757
4.05%, 03/07/48	1,298	1,063,406
4.10%, 03/04/49	1,157	953,688
4.30%, 08/25/45	813	700,685
4.60%, 08/01/43	1,260	1,161,728
5.05%, 07/24/35	1,375	1,407,561
5.35%, 11/01/40	1,439	1,467,391
5.45%, 05/25/53(a)	1,080	1,075,917
5.70%, 07/24/55(a)	935	961,428
6.25%, 06/15/37(a)	1,800	2,011,909
6.75%, 06/20/36	885	1,021,001
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,014	1,149,254
Trinity Acquisition PLC, 6.13%, 08/15/43(a)	397	403,999
Trustage Financial Group, Inc., 4.63%, 04/15/32(a)(b)	485	476,068
Unum Group
4.00%, 06/15/29	1,426	1,414,549
4.05%, 08/15/41(b)	935	775,733
4.13%, 06/15/51	1,075	798,049
4.50%, 12/15/49	980	765,971
5.25%, 12/15/35	885	880,298
5.75%, 08/15/42	831	820,689
6.00%, 06/15/54	600	591,451
W R Berkley Corp.
3.15%, 09/30/61	570	345,917
3.55%, 03/30/52	672	478,934
4.00%, 05/12/50	655	516,538
4.75%, 08/01/44	910	833,944
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	805	851,192
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(b)	605	420,725
5.15%, 01/15/49(a)(b)	945	871,897
Western-Southern Global Funding
4.25%, 01/29/29(b)	525	527,329
4.50%, 07/16/28(b)	730	736,328
4.70%, 12/10/32(b)	500	501,939
4.90%, 05/01/30(b)	760	779,354
Willis North America, Inc.
2.95%, 09/15/29	1,590	1,519,298
3.88%, 09/15/49	1,176	879,981
4.50%, 09/15/28	1,362	1,370,183
4.55%, 03/15/31	1,360	1,360,967
4.65%, 06/15/27	825	830,414
5.05%, 09/15/48	865	785,438
5.15%, 03/15/36	970	969,598
5.35%, 05/15/33	735	757,052
5.90%, 03/05/54	1,625	1,608,419
WR Berkley Corp., 6.25%, 02/15/37(a)	450	496,323
Wynnton Funding Trust, 5.25%, 08/15/35(b)	505	511,162
Wynnton Funding Trust II, 5.99%, 08/15/55(a)(b)	1,895	1,922,197
XL Group Ltd., 5.25%, 12/15/43	465	441,719
		822,467,445
Internet — 2.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	2,800	2,571,030
2.70%, 02/09/41(a)	1,765	1,335,353
3.15%, 02/09/51	2,955	2,045,045
3.25%, 02/09/61(a)	1,170	772,198
Security	Par (000)	Value
Internet (continued)
3.40%, 12/06/27(a)	$4,052	$4,023,476
4.00%, 12/06/37	2,123	1,974,804
4.20%, 12/06/47(a)	3,475	2,949,834
4.40%, 12/06/57(a)	1,595	1,345,873
4.50%, 11/28/34	1,392	1,393,511
4.88%, 05/26/30(a)	2,035	2,113,831
5.25%, 05/26/35(a)	2,110	2,215,637
5.63%, 11/26/54(a)	1,080	1,112,383
Alphabet, Inc.
0.80%, 08/15/27	1,625	1,562,958
1.10%, 08/15/30(a)	4,261	3,797,283
1.90%, 08/15/40(a)	3,535	2,441,851
2.05%, 08/15/50(a)	5,935	3,274,313
2.25%, 08/15/60(a)	3,507	1,843,683
3.70%, 02/15/29	3,800	3,803,678
3.88%, 11/15/28	1,120	1,128,161
4.00%, 05/15/30	1,705	1,716,761
4.10%, 11/15/30	3,340	3,370,297
4.10%, 02/15/31	3,375	3,397,218
4.38%, 11/15/32	1,105	1,120,085
4.40%, 02/15/33(a)	2,760	2,784,329
4.50%, 05/15/35	3,120	3,140,471
4.70%, 11/15/35	5,335	5,401,996
4.80%, 02/15/36(a)	5,695	5,788,542
5.25%, 05/15/55	2,885	2,807,848
5.30%, 05/15/65	2,495	2,365,755
5.35%, 11/15/45	4,015	4,032,343
5.45%, 11/15/55	6,140	6,103,073
5.50%, 02/15/46	4,425	4,505,974
5.65%, 02/15/56	2,315	2,368,842
5.70%, 11/15/75	4,460	4,457,066
5.75%, 02/15/66	3,095	3,151,837
Amazon.com, Inc.
1.20%, 06/03/27	1,970	1,912,592
1.50%, 06/03/30	3,854	3,493,708
1.65%, 05/12/28	4,425	4,241,996
2.10%, 05/12/31	5,320	4,845,036
2.50%, 06/03/50	4,719	2,858,586
2.70%, 06/03/60	3,346	1,894,048
2.88%, 05/12/41	3,572	2,742,974
3.10%, 05/12/51	5,845	3,969,290
3.15%, 08/22/27	5,471	5,437,260
3.25%, 05/12/61	3,281	2,108,122
3.30%, 04/13/27	3,017	3,006,672
3.45%, 04/13/29	2,725	2,704,398
3.60%, 04/13/32	4,745	4,621,278
3.88%, 08/22/37	4,955	4,589,227
3.90%, 11/20/28(a)	4,110	4,132,396
3.95%, 04/13/52(a)	4,339	3,430,713
4.05%, 08/22/47	6,443	5,329,549
4.10%, 11/20/30(a)	4,790	4,825,196
4.10%, 04/13/62(a)	2,060	1,594,458
4.25%, 08/22/57	4,358	3,514,632
4.35%, 03/20/33	3,040	3,065,528
4.55%, 12/01/27	4,390	4,459,888
4.65%, 12/01/29	2,145	2,209,611
4.65%, 11/20/35	5,165	5,194,549
4.70%, 12/01/32	4,160	4,298,793
4.80%, 12/05/34(a)	2,700	2,800,628
4.95%, 12/05/44(a)	2,683	2,600,892
5.45%, 11/20/55(a)	5,520	5,437,736

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.55%, 11/20/65	$3,880	$3,798,554
AppLovin Corp.
5.13%, 12/01/29	2,265	2,313,126
5.38%, 12/01/31	1,245	1,283,192
5.50%, 12/01/34	1,460	1,488,445
5.95%, 12/01/54	1,065	1,023,367
Baidu, Inc.
2.38%, 10/09/30	100	93,438
2.38%, 08/23/31(a)	615	566,213
3.43%, 04/07/30(a)	440	431,335
3.63%, 07/06/27	610	608,315
4.38%, 03/29/28	594	599,492
4.88%, 11/14/28	455	465,593
Booking Holdings, Inc., 3.55%, 03/15/28	1,156	1,148,593
eBay, Inc.
2.60%, 05/10/31	1,851	1,706,974
2.70%, 03/11/30	2,207	2,092,635
3.60%, 06/05/27	1,277	1,272,725
3.65%, 05/10/51	1,675	1,244,369
4.00%, 07/15/42	1,596	1,329,094
4.25%, 03/06/29	1,315	1,323,827
5.13%, 11/06/35(a)	910	919,558
5.95%, 11/22/27	795	821,439
6.30%, 11/22/32	965	1,060,419
Expedia Group, Inc.
2.95%, 03/15/31	1,419	1,318,572
3.25%, 02/15/30(a)	2,096	2,011,278
3.80%, 02/15/28	1,942	1,931,989
4.63%, 08/01/27	1,144	1,151,879
5.40%, 02/15/35(a)	1,635	1,652,094
JD.com, Inc.
3.38%, 01/14/30	364	357,262
4.13%, 01/14/50	100	84,902
Kuaishou Technology, 4.75%, 01/22/36(b)	10	9,892
Meituan
3.05%, 10/28/30(a)(b)	1,555	1,467,151
4.50%, 04/02/28(b)	870	875,600
4.50%, 05/05/31(b)	95	94,884
4.63%, 10/02/29(b)	1,655	1,674,795
4.75%, 11/05/32(b)	60	60,072
5.13%, 11/05/35(b)	565	562,591
MercadoLibre, Inc., 4.90%, 01/15/33	410	407,643
Meta Platforms, Inc.
3.50%, 08/15/27	4,592	4,587,817
3.85%, 08/15/32	5,412	5,299,349
4.20%, 11/15/30	3,695	3,727,496
4.30%, 08/15/29	2,075	2,108,420
4.45%, 08/15/52	6,495	5,331,322
4.55%, 08/15/31	1,440	1,474,841
4.60%, 05/15/28	3,350	3,416,757
4.60%, 11/15/32	6,065	6,166,727
4.65%, 08/15/62	2,937	2,386,617
4.75%, 08/15/34(a)	4,695	4,767,671
4.80%, 05/15/30	2,625	2,715,082
4.88%, 11/15/35(a)	8,140	8,221,052
4.95%, 05/15/33	3,365	3,482,296
5.40%, 08/15/54	6,165	5,820,591
5.50%, 11/15/45	10,335	10,210,571
5.55%, 08/15/64	4,605	4,338,775
5.60%, 05/15/53	4,475	4,356,950
5.63%, 11/15/55	10,575	10,351,077
Security	Par (000)	Value
Internet (continued)
5.75%, 05/15/63	$3,875	$3,768,419
5.75%, 11/15/65(a)	8,705	8,480,343
Netflix, Inc.
4.88%, 04/15/28	3,115	3,186,432
4.88%, 06/15/30(b)	2,099	2,162,632
4.90%, 08/15/34(a)	995	1,026,285
5.38%, 11/15/29(a)(b)	1,990	2,076,147
5.40%, 08/15/54(a)	1,105	1,100,612
5.88%, 11/15/28	2,977	3,131,804
6.38%, 05/15/29	1,880	2,019,737
Prosus NV
3.06%, 07/13/31(b)	2,412	2,224,448
3.68%, 01/21/30(b)	2,591	2,508,284
3.83%, 02/08/51(b)	3,732	2,548,782
4.03%, 08/03/50(b)	2,390	1,704,802
4.19%, 01/19/32(b)	1,285	1,247,838
4.85%, 07/06/27(b)	335	336,983
4.99%, 01/19/52(a)(b)	1,835	1,494,313
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	4,646	4,395,854
2.88%, 04/22/31(b)	1,175	1,122,533
3.24%, 06/03/50(b)	3,370	2,440,433
3.29%, 06/03/60(a)(b)	1,150	789,553
3.60%, 01/19/28(a)(b)	3,844	3,834,170
3.68%, 04/22/41(a)(b)	1,130	994,901
3.84%, 04/22/51(a)(b)	2,300	1,845,137
3.93%, 01/19/38(b)	1,504	1,414,300
3.94%, 04/22/61(b)	1,705	1,340,762
3.98%, 04/11/29(b)	4,534	4,565,139
4.53%, 04/11/49(a)(b)	1,840	1,682,262
Tencent Music Entertainment Group, 2.00%, 09/03/30	1,075	988,826
Uber Technologies, Inc.
4.15%, 01/15/31	1,225	1,220,203
4.30%, 01/15/30	2,010	2,021,228
4.50%, 08/15/29(a)(b)	2,435	2,436,933
4.80%, 09/15/34	2,930	2,938,494
4.80%, 09/15/35	1,265	1,259,220
5.35%, 09/15/54(a)	2,145	2,045,480
VeriSign, Inc.
2.70%, 06/15/31	1,555	1,415,061
4.75%, 07/15/27	1,155	1,155,748
5.25%, 06/01/32	740	757,422
Weibo Corp., 3.38%, 07/08/30(a)	1,185	1,135,674
		408,369,007
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,212	1,218,929
6.00%, 06/17/34(a)	935	1,015,485
6.35%, 06/17/54(a)	945	1,015,156
6.55%, 11/29/27	2,205	2,292,887
6.75%, 03/01/41(a)	1,111	1,237,778
6.80%, 11/29/32(a)	1,535	1,742,128
7.00%, 10/15/39(a)	1,274	1,471,638
Gerdau Trade, Inc., 5.75%, 06/09/35	1,350	1,406,835
GUSAP III LP, 7.25%, 04/16/44(b)	485	555,097
Nucor Corp.
2.70%, 06/01/30(a)	679	644,137
2.98%, 12/15/55	447	285,495
3.13%, 04/01/32(a)	1,235	1,162,186
3.85%, 04/01/52	1,015	786,831
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
3.95%, 05/01/28(a)	$1,475	$1,480,039
4.30%, 05/23/27	955	960,881
4.40%, 05/01/48(a)	905	783,325
4.65%, 06/01/30	1,315	1,345,602
5.10%, 06/01/35(a)	1,092	1,129,356
5.20%, 08/01/43	355	349,179
6.40%, 12/01/37(a)	990	1,118,441
POSCO
4.50%, 08/04/27(b)	145	146,071
5.00%, 01/16/36(b)	10	10,115
5.75%, 01/17/28(b)	815	839,778
5.88%, 01/17/33(b)	150	162,005
POSCO Holdings, Inc.
5.13%, 05/07/30(b)	145	150,456
5.75%, 05/07/35(b)	185	197,410
Reliance, Inc.
2.15%, 08/15/30	1,104	1,010,499
6.85%, 11/15/36	500	572,393
Steel Dynamics, Inc.
1.65%, 10/15/27	347	334,871
3.25%, 01/15/31	985	942,281
3.25%, 10/15/50	806	551,215
3.45%, 04/15/30	1,370	1,332,745
4.00%, 12/15/28	2,260	2,261,885
5.25%, 05/15/35	1,665	1,711,053
5.38%, 08/15/34	585	607,983
5.75%, 05/15/55	585	584,596
Vale Overseas Ltd.
3.75%, 07/08/30	1,860	1,804,617
6.13%, 06/12/33	1,900	2,044,875
6.40%, 06/28/54(a)	2,570	2,695,673
6.88%, 11/21/36(a)	1,268	1,452,037
6.88%, 11/10/39	1,053	1,203,031
Vale SA, 5.63%, 09/11/42(a)	562	571,710
		43,188,704
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31	1,075	955,176
4.40%, 09/15/32(a)	897	871,302
Brunswick Corp/DE, 5.85%, 03/18/29(a)	645	670,604
Carnival Corp.
4.00%, 08/01/28(b)	1,170	1,161,990
7.00%, 08/15/29(b)	685	716,885
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	628	503,687
Polaris, Inc.
5.60%, 03/01/31	510	519,304
6.95%, 03/15/29	710	753,170
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	1,325	1,334,169
5.25%, 02/27/38	1,400	1,402,202
5.38%, 01/15/36	1,880	1,920,182
5.50%, 04/01/28(b)	3,475	3,550,756
5.63%, 09/30/31(b)	2,725	2,808,921
6.00%, 02/01/33(b)	3,055	3,164,797
6.25%, 03/15/32(b)	1,550	1,616,412
7.50%, 10/15/27	60	63,180
		22,012,737
Lodging — 0.3%
Choice Hotels International, Inc.
3.70%, 12/01/29	973	950,820
Security	Par (000)	Value
Lodging (continued)
3.70%, 01/15/31(a)	$1,112	$1,071,213
5.85%, 08/01/34(a)	1,035	1,073,637
Hyatt Hotels Corp.
4.38%, 09/15/28	1,176	1,182,663
5.05%, 03/30/28	400	408,116
5.25%, 06/30/29	765	790,359
5.38%, 12/15/31	1,135	1,178,018
5.40%, 12/15/35	780	797,894
5.50%, 06/30/34(a)	460	479,669
5.75%, 04/23/30	945	992,932
5.75%, 03/30/32	1,000	1,056,241
Las Vegas Sands Corp.
3.90%, 08/08/29	1,400	1,370,112
5.63%, 06/15/28	1,275	1,306,249
5.90%, 06/01/27	995	1,012,404
6.00%, 08/15/29	1,105	1,156,325
6.00%, 06/14/30	495	519,806
6.20%, 08/15/34(a)	1,095	1,156,274
Marriott International, Inc., 5.50%, 04/15/37	3,430	3,544,602
Marriott International, Inc./MD
4.20%, 07/15/27	295	296,225
4.50%, 10/15/31	485	490,074
4.50%, 05/01/33	675	672,779
4.50%, 10/01/34	510	504,286
4.80%, 03/15/30	595	611,009
4.88%, 05/15/29	905	927,944
4.90%, 04/15/29	1,367	1,401,790
5.00%, 10/15/27	2,120	2,153,696
5.10%, 04/15/32(a)	940	978,275
5.10%, 05/01/38	1,000	989,069
5.25%, 10/15/35	975	999,119
5.30%, 05/15/34	1,630	1,694,849
5.35%, 03/15/35	1,660	1,724,455
5.55%, 10/15/28	1,110	1,152,731
Series AA, 4.65%, 12/01/28	550	558,805
Series FF, 4.63%, 06/15/30	2,042	2,081,090
Series GG, 3.50%, 10/15/32	2,025	1,912,639
Series HH, 2.85%, 04/15/31	1,962	1,837,031
Series II, 2.75%, 10/15/33	1,280	1,134,345
Series X, 4.00%, 04/15/28(a)	1,162	1,165,047
Sands China Ltd.
2.30%, 03/08/27	680	667,443
2.85%, 03/08/29(a)	1,037	992,446
3.25%, 08/08/31	1,195	1,112,911
4.38%, 06/18/30	1,345	1,329,040
5.40%, 08/08/28	3,745	3,823,608
		51,258,040
Machinery — 1.0%
AGCO Corp.
5.45%, 03/21/27	720	729,031
5.80%, 03/21/34	1,190	1,257,562
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	1,762	1,696,784
3.60%, 08/12/27(a)	1,389	1,388,634
3.70%, 01/10/28(a)	750	751,898
3.75%, 02/23/29	925	925,595
3.95%, 11/14/28	1,540	1,548,394
4.15%, 01/08/31	625	630,157
4.38%, 08/16/29(a)	1,190	1,213,903
4.40%, 10/15/27	1,545	1,562,455
4.40%, 03/03/28	1,155	1,170,898

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.60%, 11/15/27	$1,335	$1,356,543
4.70%, 11/15/29	1,670	1,718,229
4.80%, 01/08/30	1,210	1,257,953
4.85%, 02/27/29	1,330	1,372,926
5.00%, 05/14/27	660	670,374
Series K, 4.10%, 08/15/28	1,455	1,468,571
Caterpillar, Inc.
1.90%, 03/12/31	1,192	1,083,884
2.60%, 09/19/29	1,100	1,057,784
2.60%, 04/09/30	1,172	1,117,430
3.25%, 09/19/49	2,134	1,554,160
3.25%, 04/09/50	1,849	1,345,379
3.80%, 08/15/42	3,287	2,809,811
4.30%, 05/15/44	1,264	1,130,112
4.75%, 05/15/64	985	880,975
5.20%, 05/15/35	3,095	3,242,343
5.20%, 05/27/41(a)	931	953,742
5.30%, 09/15/35	615	658,008
5.50%, 05/15/55(a)	635	657,279
6.05%, 08/15/36(a)	1,210	1,364,664
CNH Industrial Capital LLC
4.38%, 03/07/31(a)	445	444,710
4.50%, 10/08/27	755	760,375
4.50%, 10/16/30	650	655,722
4.55%, 04/10/28(a)	1,320	1,332,933
4.75%, 03/21/28	885	896,809
5.10%, 04/20/29	1,375	1,414,296
5.50%, 01/12/29	1,200	1,244,916
CNH Industrial NV, 3.85%, 11/15/27	1,052	1,050,533
Deere & Co.
2.88%, 09/07/49(a)	354	243,900
3.10%, 04/15/30(a)	1,811	1,758,202
3.75%, 04/15/50(a)	1,199	959,984
3.90%, 06/09/42(a)	1,820	1,605,047
5.38%, 10/16/29	1,253	1,322,324
5.45%, 01/16/35(a)	1,935	2,065,891
5.70%, 01/19/55(a)	1,165	1,237,284
7.13%, 03/03/31	987	1,131,357
8.10%, 05/15/30(a)	770	897,245
Deere Funding Canada Corp., 4.15%, 10/09/30	575	578,584
Dover Corp.
2.95%, 11/04/29	1,003	967,709
5.38%, 10/15/35(a)	573	611,570
5.38%, 03/01/41	667	694,022
6.60%, 03/15/38	440	504,863
Eaton Capital ULC, 4.45%, 05/09/30(a)	1,745	1,774,016
Flowserve Corp.
2.80%, 01/15/32	850	772,439
3.50%, 10/01/30	980	945,728
GE Vernova, Inc.
4.25%, 02/04/31	745	750,240
4.88%, 02/04/36	1,330	1,346,829
5.50%, 02/04/56	435	431,572
IDEX Corp.
2.63%, 06/15/31	920	845,885
3.00%, 05/01/30(a)	1,225	1,171,990
4.95%, 09/01/29	640	657,286
Ingersoll Rand, Inc.
5.18%, 06/15/29	1,625	1,685,428
5.20%, 06/15/27	1,150	1,166,812
5.31%, 06/15/31(a)	1,675	1,761,489
Security	Par (000)	Value
Machinery (continued)
5.40%, 08/14/28(a)	$1,230	$1,271,746
5.45%, 06/15/34	1,405	1,475,604
5.70%, 08/14/33	1,565	1,674,751
5.70%, 06/15/54(a)	1,230	1,250,839
John Deere Capital Corp.
1.45%, 01/15/31(a)	995	888,291
1.50%, 03/06/28	1,032	990,667
1.75%, 03/09/27	863	846,055
2.00%, 06/17/31	1,160	1,049,706
2.35%, 03/08/27	785	774,722
2.45%, 01/09/30	1,001	954,876
2.80%, 09/08/27	853	842,397
2.80%, 07/18/29	1,087	1,053,429
3.05%, 01/06/28	880	871,325
3.35%, 04/18/29	1,175	1,159,372
3.45%, 03/07/29	1,498	1,485,289
3.90%, 06/07/32	1,200	1,189,629
4.15%, 09/15/27	1,400	1,409,636
4.20%, 07/15/27(a)	1,315	1,324,680
4.35%, 09/15/32(a)	1,370	1,388,725
4.38%, 10/15/30(a)	1,390	1,414,501
4.40%, 09/08/31(a)	2,391	2,439,074
4.50%, 01/16/29	1,579	1,613,342
4.65%, 01/07/28	1,370	1,395,435
4.70%, 06/10/30	2,055	2,121,124
4.75%, 01/20/28(a)	1,815	1,853,613
4.85%, 03/05/27	675	682,819
4.85%, 06/11/29	1,620	1,672,498
4.85%, 10/11/29(a)	1,007	1,046,280
4.90%, 06/11/27	1,380	1,401,116
4.90%, 03/03/28(a)	1,235	1,265,525
4.90%, 03/07/31(a)	815	848,655
4.95%, 07/14/28	2,320	2,385,485
5.10%, 04/11/34	2,265	2,366,878
5.15%, 09/08/33	1,600	1,691,654
Series 1, 5.05%, 06/12/34	1,690	1,760,917
Series I, 4.25%, 06/05/28(a)	1,430	1,448,912
Series I, 4.55%, 06/05/30(a)	1,790	1,833,863
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	830	834,431
5.50%, 10/06/27(b)	570	583,680
Nordson Corp.
4.50%, 12/15/29	985	998,336
5.60%, 09/15/28	800	827,249
5.80%, 09/15/33	455	486,508
nVent Finance SARL
2.75%, 11/15/31(a)	561	508,355
4.55%, 04/15/28	863	869,433
5.65%, 05/15/33	845	892,987
Oshkosh Corp.
3.10%, 03/01/30	720	691,867
4.60%, 05/15/28	815	822,896
Otis Worldwide Corp.
2.29%, 04/05/27(a)	800	787,563
2.57%, 02/15/30(a)	3,214	3,036,566
3.11%, 02/15/40	1,491	1,195,771
3.36%, 02/15/50(a)	1,387	997,593
5.13%, 11/19/31(a)	1,460	1,527,942
5.13%, 09/04/35	795	819,143
5.25%, 08/16/28	1,430	1,475,460
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp.
6.05%, 04/15/28	$2,330	$2,416,029
6.30%, 02/15/30	2,190	2,338,404
6.40%, 04/15/33	2,220	2,413,863
Rockwell Automation, Inc.
1.75%, 08/15/31	1,565	1,386,381
2.80%, 08/15/61(a)	680	397,783
3.50%, 03/01/29	908	897,079
4.20%, 03/01/49	812	688,396
6.25%, 12/01/37	437	492,064
6.70%, 01/15/28(a)	434	456,556
Vertiv Group Corp., 4.13%, 11/15/28(b)	5	4,980
Vertiv Holdings Co.
4.85%, 03/15/36	385	383,517
5.65%, 03/15/46	495	491,621
5.80%, 03/15/56	215	215,359
5.95%, 03/15/66	465	463,111
Weir Group, Inc., 5.35%, 05/06/30(b)	295	305,422
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	2,354	2,390,725
4.90%, 05/29/30(a)	940	968,233
5.50%, 05/29/35	890	936,613
5.61%, 03/11/34	800	848,352
Xylem, Inc.
1.95%, 01/30/28	1,568	1,514,150
2.25%, 01/30/31(a)	1,173	1,073,816
4.38%, 11/01/46	725	629,867
		164,474,999
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29	2,536	2,408,575
2.88%, 10/15/27	1,763	1,739,755
3.05%, 04/15/30	1,138	1,096,512
3.13%, 09/19/46(a)	328	231,953
3.25%, 08/26/49	1,860	1,303,020
3.38%, 03/01/29	1,597	1,572,153
3.63%, 09/14/28	1,584	1,576,596
3.63%, 10/15/47	938	715,599
3.70%, 04/15/50	1,527	1,151,091
3.88%, 06/15/44(a)	580	476,589
4.00%, 09/14/48	1,855	1,497,595
4.80%, 03/15/30	990	1,017,912
5.15%, 03/15/35(a)	1,145	1,183,735
5.70%, 03/15/37	1,265	1,352,020
Eaton Corp.
3.10%, 09/15/27	1,227	1,216,306
3.92%, 09/15/47	662	548,091
4.00%, 11/02/32(a)	935	928,959
4.15%, 03/15/33(a)	1,910	1,906,276
4.15%, 11/02/42	1,823	1,615,227
4.35%, 05/18/28(a)	1,445	1,463,009
4.70%, 08/23/52(a)	875	798,854
Illinois Tool Works, Inc.
3.90%, 09/01/42	1,765	1,524,605
4.88%, 09/15/41	1,250	1,224,137
Parker-Hannifin Corp.
3.25%, 06/14/29	2,451	2,403,149
4.00%, 06/14/49	1,417	1,162,505
4.10%, 03/01/47	1,200	1,011,337
4.20%, 11/21/34(a)	889	877,867
4.25%, 09/15/27	1,350	1,358,493
Security	Par (000)	Value
Manufacturing (continued)
4.45%, 11/21/44	$244	$219,171
4.50%, 09/15/29(a)	1,889	1,924,771
6.25%, 05/15/38(a)	485	548,379
Pentair Finance SARL
4.50%, 07/01/29	990	999,566
5.90%, 07/15/32	749	804,025
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	2,468	2,373,601
2.15%, 03/11/31(b)	3,006	2,756,738
2.88%, 03/11/41(a)(b)	2,450	1,901,987
3.30%, 09/15/46(b)	2,131	1,608,367
3.40%, 03/16/27(b)	1,825	1,819,418
4.20%, 03/16/47(a)(b)	2,499	2,171,699
4.40%, 05/27/45(a)(b)	2,957	2,670,009
Siemens Funding BV
4.35%, 05/26/28(b)	1,700	1,722,259
4.60%, 05/28/30(b)	2,940	3,011,869
4.90%, 05/28/32(a)(b)	1,850	1,920,241
5.20%, 05/28/35(b)	2,130	2,232,438
5.80%, 05/28/55(b)	2,180	2,303,246
5.90%, 05/28/65(b)	1,295	1,370,620
Teledyne Technologies, Inc.
2.25%, 04/01/28(a)	1,090	1,054,546
2.75%, 04/01/31	1,874	1,752,578
Textron, Inc.
2.45%, 03/15/31(a)	827	758,799
3.00%, 06/01/30	1,155	1,105,731
3.38%, 03/01/28	857	847,574
3.65%, 03/15/27	630	628,006
3.90%, 09/17/29	1,145	1,137,947
4.95%, 03/15/36(a)	660	663,381
5.50%, 05/15/35	890	936,397
6.10%, 11/15/33	655	715,862
		77,321,145
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	3,940	3,719,434
2.30%, 02/01/32(a)	1,935	1,688,189
2.80%, 04/01/31	4,525	4,113,309
3.50%, 06/01/41	2,895	2,085,541
3.50%, 03/01/42	2,979	2,103,650
3.70%, 04/01/51	3,769	2,432,400
3.75%, 02/15/28	3,562	3,530,555
3.85%, 04/01/61(a)	3,287	1,987,699
3.90%, 06/01/52	4,180	2,750,574
3.95%, 06/30/62	2,535	1,549,588
4.20%, 03/15/28	3,148	3,146,251
4.40%, 04/01/33	2,265	2,157,043
4.40%, 12/01/61	2,484	1,661,174
4.80%, 03/01/50	5,464	4,162,808
5.05%, 03/30/29	4,171	4,236,096
5.13%, 07/01/49	2,150	1,706,396
5.25%, 04/01/53(a)	3,005	2,423,741
5.38%, 04/01/38	1,870	1,733,027
5.38%, 05/01/47	4,426	3,689,026
5.50%, 04/01/63	1,820	1,452,396
5.75%, 04/01/48	4,505	3,921,101
5.85%, 12/01/35	2,290	2,304,636
6.10%, 06/01/29	2,815	2,950,346

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.38%, 10/23/35	$3,711	$3,876,391
6.48%, 10/23/45(a)	6,102	5,794,020
6.55%, 06/01/34	3,350	3,562,813
6.65%, 02/01/34	2,345	2,490,553
6.70%, 12/01/55(a)	1,415	1,380,108
6.83%, 10/23/55(a)	880	863,363
Comcast Corp.
1.50%, 02/15/31	3,795	3,351,066
1.95%, 01/15/31	4,107	3,713,045
2.45%, 08/15/52(a)	2,708	1,478,989
2.65%, 02/01/30	2,779	2,645,249
2.65%, 08/15/62	2,318	1,203,054
2.80%, 01/15/51	3,553	2,123,686
2.89%, 11/01/51	9,225	5,568,568
2.94%, 11/01/56	10,147	5,917,442
2.99%, 11/01/63	6,911	3,851,098
3.15%, 02/15/28	340	336,082
3.20%, 07/15/36	2,372	2,059,153
3.25%, 11/01/39	2,258	1,802,564
3.40%, 04/01/30	3,022	2,955,975
3.40%, 07/15/46	2,841	2,027,375
3.45%, 02/01/50(a)	3,183	2,189,882
3.75%, 04/01/40	3,389	2,858,920
3.90%, 03/01/38	2,142	1,904,888
3.97%, 11/01/47	3,556	2,739,691
4.00%, 08/15/47	1,982	1,539,441
4.00%, 03/01/48(a)	2,154	1,660,320
4.00%, 11/01/49	3,726	2,816,921
4.05%, 11/01/52	2,011	1,509,303
4.15%, 10/15/28	490	493,506
4.20%, 08/15/34	1,896	1,839,495
4.25%, 10/15/30	2,936	2,961,740
4.25%, 01/15/33	2,869	2,841,806
4.40%, 08/15/35(a)	1,786	1,733,498
4.60%, 10/15/38	1,800	1,701,854
4.60%, 08/15/45	1,817	1,586,969
4.65%, 02/15/33(a)	1,985	2,016,631
4.65%, 07/15/42	1,430	1,283,626
4.70%, 10/15/48	3,727	3,182,231
4.75%, 03/01/44	1,026	917,671
4.80%, 05/15/33	1,755	1,790,911
4.95%, 05/15/32	1,045	1,080,739
4.95%, 10/15/58	845	723,243
5.10%, 06/01/29	150	155,659
5.17%, 01/15/37(b)	2,227	2,242,289
5.30%, 06/01/34(a)	2,015	2,105,278
5.30%, 05/15/35(a)	1,665	1,742,147
5.35%, 05/15/53(a)	2,480	2,284,315
5.50%, 11/15/32(a)	2,230	2,380,141
5.50%, 05/15/64(a)	2,415	2,224,497
5.65%, 06/15/35(a)	2,157	2,300,674
5.65%, 06/01/54(a)	2,275	2,193,905
6.05%, 05/15/55(a)	2,160	2,211,742
6.40%, 03/01/40(a)	515	565,295
6.45%, 03/15/37	1,172	1,307,872
6.50%, 11/15/35(a)	1,514	1,707,412
6.55%, 07/01/39	565	630,223
6.95%, 08/15/37(a)	1,250	1,448,480
7.05%, 03/15/33	1,044	1,206,234
Cox Communications, Inc.
1.80%, 10/01/30(b)	1,940	1,715,920
Security	Par (000)	Value
Media (continued)
2.60%, 06/15/31(b)	$1,450	$1,308,003
2.95%, 10/01/50(a)(b)	1,225	694,456
3.50%, 08/15/27(b)	1,596	1,580,970
3.60%, 06/15/51(b)	1,225	780,190
4.50%, 06/30/43(b)	990	779,418
4.60%, 08/15/47(b)	1,445	1,090,314
4.70%, 12/15/42(b)	575	463,116
4.80%, 02/01/35(b)	1,941	1,822,423
5.45%, 09/15/28(a)(b)	2,498	2,577,280
5.45%, 09/01/34(a)(b)	930	920,885
5.70%, 06/15/33(b)	1,948	1,980,296
5.80%, 12/15/53(a)(b)	1,490	1,300,612
5.95%, 09/01/54(a)(b)	1,265	1,134,188
8.38%, 03/01/39(b)	695	818,955
FactSet Research Systems, Inc.
2.90%, 03/01/27	879	867,781
3.45%, 03/01/32	1,020	934,659
Fox Corp.
3.50%, 04/08/30	2,088	2,035,588
4.71%, 01/25/29	4,196	4,259,824
5.48%, 01/25/39	2,178	2,165,923
5.58%, 01/25/49(a)	2,432	2,310,975
6.50%, 10/13/33	2,350	2,579,315
NBCUniversal Media LLC
4.45%, 01/15/43	1,495	1,292,753
5.95%, 04/01/41	685	711,713
6.40%, 04/30/40(a)	740	813,931
News Corp.
3.88%, 05/15/29(b)	810	790,219
5.13%, 02/15/32(a)(b)	695	691,447
Paramount Global
3.38%, 02/15/28(a)	613	592,410
3.70%, 06/01/28	749	724,945
4.20%, 06/01/29	557	535,107
4.20%, 05/19/32	1,271	1,119,209
4.38%, 03/15/43	2,135	1,346,559
4.60%, 01/15/45	772	480,789
4.85%, 07/01/42	849	565,953
4.90%, 08/15/44	710	456,191
4.95%, 01/15/31	1,527	1,425,011
4.95%, 05/19/50	1,313	829,762
5.25%, 04/01/44	426	283,819
5.50%, 05/15/33	523	474,236
5.85%, 09/01/43	1,700	1,259,273
5.90%, 10/15/40	478	364,140
6.88%, 04/30/36	1,369	1,244,130
7.88%, 07/30/30	910	958,674
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	526	585,463
TCI Communications, Inc., 7.13%, 02/15/28(a)	1,314	1,394,869
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,543	1,804,273
Time Warner Cable LLC
4.50%, 09/15/42	2,113	1,666,340
5.50%, 09/01/41	2,411	2,156,592
5.88%, 11/15/40	1,632	1,530,831
6.55%, 05/01/37	2,449	2,521,028
6.75%, 06/15/39	2,867	2,936,515
7.30%, 07/01/38(a)	3,135	3,392,689
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	1,727	1,712,793
3.00%, 07/30/46(a)	405	287,562
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.70%, 12/01/42	$970	$797,605
4.13%, 06/01/44	1,910	1,629,077
4.38%, 08/16/41	689	627,927
Series B, 7.00%, 03/01/32	353	404,850
Series E, 4.13%, 12/01/41	923	816,565
Videotron Ltd.
3.63%, 06/15/29(a)(b)	1,420	1,388,458
5.70%, 01/15/35(a)(b)	1,175	1,214,663
Walt Disney Co.(The)
2.00%, 09/01/29	3,864	3,644,841
2.20%, 01/13/28(a)	2,484	2,425,662
2.65%, 01/13/31	4,955	4,692,802
2.75%, 09/01/49	2,725	1,759,266
3.50%, 05/13/40	3,355	2,843,998
3.60%, 01/13/51	3,915	2,941,583
3.70%, 03/23/27	953	953,236
3.75%, 03/14/29	2,800	2,801,280
3.80%, 03/22/30	2,890	2,888,523
3.80%, 05/13/60	2,314	1,714,303
4.00%, 03/14/31	2,745	2,750,688
4.63%, 03/14/36	2,050	2,044,042
4.63%, 03/23/40(a)	1,273	1,233,297
4.70%, 03/23/50(a)	3,125	2,820,062
4.75%, 09/15/44	1,048	974,791
4.75%, 11/15/46	972	890,218
4.95%, 10/15/45	943	894,462
5.40%, 10/01/43(a)	989	1,007,447
6.15%, 03/01/37	1,110	1,248,192
6.15%, 02/15/41(a)	1,332	1,469,534
6.20%, 12/15/34(a)	1,830	2,068,764
6.40%, 12/15/35	2,434	2,771,466
6.55%, 03/15/33(a)	595	678,748
6.65%, 11/15/37	2,750	3,176,692
7.75%, 12/01/45	474	610,215
		315,838,597
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	455	391,122
4.20%, 06/15/35	520	507,633
4.38%, 06/15/45(a)	816	725,840
Timken Co.(The)
4.13%, 04/01/32	565	549,591
4.50%, 12/15/28	920	928,576
Valmont Industries, Inc.
5.00%, 10/01/44	959	888,796
5.25%, 10/01/54	545	524,603
		4,516,161
Mining — 1.2%
Anglo American Capital PLC
2.63%, 09/10/30(b)	1,735	1,619,662
2.88%, 03/17/31(b)	1,233	1,156,108
3.88%, 03/16/29(b)	1,675	1,665,663
3.95%, 09/10/50(b)	1,280	983,786
4.00%, 09/11/27(b)	50	49,868
4.50%, 03/15/28(b)	2,240	2,257,714
4.75%, 04/10/27(b)	1,105	1,113,759
4.75%, 03/16/52(b)	1,500	1,295,829
5.50%, 05/02/33(b)	1,960	2,052,533
5.63%, 04/01/30(b)	2,080	2,183,148
5.75%, 04/05/34(b)	1,990	2,113,651
Security	Par (000)	Value
Mining (continued)
6.00%, 04/05/54(a)(b)	$990	$1,018,180
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,070	1,041,482
3.75%, 10/01/30	1,157	1,117,932
Antofagasta PLC
2.38%, 10/14/30(b)	445	403,923
5.63%, 05/13/32(a)(b)	740	776,956
5.63%, 09/09/35(b)	290	299,846
6.25%, 05/02/34(b)	705	762,748
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	290	322,730
Barrick Mining Corp.
5.25%, 04/01/42(a)	750	757,770
6.45%, 10/15/35(a)	575	642,879
Barrick North America Finance LLC
5.70%, 05/30/41	1,431	1,487,480
5.75%, 05/01/43	1,803	1,873,496
7.50%, 09/15/38(a)	727	877,256
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,260	1,350,897
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,019	1,779,306
4.75%, 02/28/28(a)	1,923	1,958,219
4.90%, 02/28/33	1,713	1,762,760
5.00%, 02/21/30	1,810	1,876,661
5.00%, 02/15/36(a)	325	334,243
5.00%, 09/30/43	4,506	4,373,773
5.10%, 09/08/28(a)	1,450	1,494,192
5.13%, 02/21/32	1,695	1,773,381
5.25%, 09/08/30	1,661	1,743,437
5.25%, 09/08/33	3,285	3,447,466
5.30%, 02/21/35	2,805	2,941,673
5.50%, 09/08/53(a)	1,615	1,628,331
5.75%, 09/05/55(a)	1,465	1,529,711
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	1,939	1,858,276
3.15%, 01/14/30(b)	1,741	1,676,962
3.15%, 01/15/51(b)	1,047	699,423
3.63%, 08/01/27(b)	1,865	1,853,043
3.70%, 01/30/50(a)(b)	4,893	3,564,648
3.75%, 01/15/31(a)(b)	935	909,633
4.25%, 07/17/42(b)	1,410	1,192,756
4.38%, 02/05/49(b)	2,515	2,045,953
4.50%, 08/01/47(b)	2,235	1,882,419
4.88%, 11/04/44(b)	1,677	1,515,806
5.13%, 02/02/33(b)	1,685	1,722,648
5.53%, 01/30/37(b)	1,800	1,843,200
5.63%, 09/21/35(a)(b)	954	995,816
5.63%, 10/18/43(a)(b)	1,633	1,612,718
5.95%, 01/08/34(b)	2,237	2,372,459
6.15%, 10/24/36(a)(b)	825	891,441
6.30%, 09/08/53(b)	2,035	2,138,470
6.33%, 01/13/35(b)	2,250	2,434,230
6.44%, 01/26/36(b)	2,807	3,070,749
6.78%, 01/13/55(b)	2,420	2,669,212
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,410	1,413,672
5.32%, 04/14/32(b)	2,305	2,356,846
6.20%, 04/14/52(a)(b)	1,625	1,659,663
Freeport-McMoRan, Inc.
4.13%, 03/01/28	935	935,047

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.25%, 03/01/30	$1,340	$1,341,862
4.38%, 08/01/28	930	931,047
4.63%, 08/01/30	1,666	1,685,385
5.00%, 09/01/27	545	545,412
5.25%, 09/01/29	1,360	1,380,854
5.40%, 11/14/34	1,200	1,255,540
5.45%, 03/15/43	3,380	3,344,121
Fresnillo PLC, 4.25%, 10/02/50(b)	954	764,414
Glencore Canada Corp., 6.20%, 06/15/35	485	520,958
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	721	722,384
6.00%, 11/15/41(b)	915	963,584
6.90%, 11/15/37(b)	939	1,077,992
Glencore Funding LLC
2.50%, 09/01/30(b)	1,960	1,817,112
2.63%, 09/23/31(b)	2,135	1,947,306
2.85%, 04/27/31(b)	1,295	1,208,487
3.38%, 09/23/51(b)	935	643,228
3.88%, 10/27/27(b)	1,035	1,032,791
3.88%, 04/27/51(a)(b)	732	555,072
4.00%, 03/27/27(b)	1,652	1,652,439
4.88%, 03/12/29(b)	1,474	1,503,810
4.91%, 04/01/28(b)	1,040	1,059,010
5.19%, 04/01/30(b)	1,900	1,966,024
5.34%, 04/04/27(b)	1,245	1,262,981
5.37%, 04/04/29(b)	1,690	1,751,756
5.40%, 05/08/28(a)(b)	1,180	1,213,049
5.63%, 04/04/34(b)	1,870	1,977,732
5.67%, 04/01/35(a)(b)	1,520	1,605,905
5.70%, 05/08/33(a)(b)	1,205	1,281,250
5.89%, 04/04/54(a)(b)	835	856,035
6.13%, 10/06/28(b)	1,485	1,555,729
6.14%, 04/01/55(a)(b)	1,690	1,785,270
6.38%, 10/06/30(b)	1,375	1,488,297
6.50%, 10/06/33(b)	2,675	2,981,202
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	265	278,259
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(a)(b)	1,800	1,858,410
5.80%, 05/15/50(a)(b)	855	819,863
6.53%, 11/15/28(b)	1,216	1,284,236
6.76%, 11/15/48(b)	600	641,619
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	1,170	1,164,447
4.75%, 08/06/50(a)(b)	726	617,347
5.65%, 09/12/49(b)	1,390	1,338,737
Kinross Gold Corp.
6.25%, 07/15/33	870	956,850
6.88%, 09/01/41(a)	500	551,302
Minera Mexico SA de CV
4.50%, 01/26/50(a)(b)	1,655	1,417,276
5.63%, 02/12/32(b)	740	770,932
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(b)	574	574,371
4.70%, 05/12/31(b)	808	803,594
Newmont Corp.
2.60%, 07/15/32	1,640	1,506,773
2.80%, 10/01/29(a)	680	656,729
4.88%, 03/15/42(a)	782	758,296
5.45%, 06/09/44	739	748,269
Security	Par (000)	Value
Mining (continued)
5.88%, 04/01/35	$1,077	$1,170,504
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,216	1,183,932
4.20%, 05/13/50	675	563,960
5.35%, 03/15/34	1,645	1,738,095
5.75%, 11/15/41(a)	1,385	1,421,790
Nexa Resources SA
6.60%, 04/08/37(a)(b)	970	1,040,363
6.75%, 04/09/34(b)	840	914,917
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	985	1,056,366
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	572	616,924
6.13%, 12/15/33(a)	1,449	1,599,095
7.25%, 03/15/31	931	1,064,903
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	2,075	1,312,107
5.20%, 11/02/40	2,101	2,133,743
7.13%, 07/15/28	1,715	1,842,549
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,441	1,261,571
4.38%, 03/12/27(a)	540	544,212
4.50%, 03/14/28	1,900	1,926,785
4.75%, 03/22/42	403	382,238
4.88%, 03/14/30	3,550	3,666,441
5.00%, 03/14/32	1,335	1,387,499
5.00%, 03/09/33	1,675	1,739,699
5.13%, 03/09/53(a)	1,690	1,602,591
5.25%, 03/14/35	2,855	2,979,158
5.75%, 03/14/55(a)	3,080	3,196,650
5.88%, 03/14/65(a)	1,490	1,555,349
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,190	1,174,326
Southern Copper Corp.
5.25%, 11/08/42	1,747	1,717,807
5.88%, 04/23/45	2,558	2,681,580
6.75%, 04/16/40	1,745	2,004,010
7.50%, 07/27/35	1,864	2,220,902
Vale Canada Ltd., 7.20%, 09/15/32	175	194,863
Yamana Gold, Inc.
2.63%, 08/15/31	1,050	960,529
4.63%, 12/15/27(a)	646	650,495
		211,114,840
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	1,395	1,348,058
3.28%, 12/01/28(a)	1,450	1,415,381
3.57%, 12/01/31	1,905	1,773,344
4.25%, 04/01/28	1,115	1,110,270
5.10%, 03/01/30	825	837,852
5.55%, 08/22/34	510	513,312
		6,998,217
Oil & Gas — 4.3%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	1,525	1,535,921
4.50%, 09/11/34(b)	2,425	2,403,743
5.13%, 09/11/54(b)	2,485	2,336,060
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	2,605	2,647,021
Aker BP ASA
3.10%, 07/15/31(a)(b)	1,795	1,676,004
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 01/15/30(b)	$1,984	$1,933,509
4.00%, 01/15/31(b)	1,665	1,629,494
5.13%, 10/01/34(b)	1,490	1,486,833
5.25%, 10/30/35(b)	1,975	1,968,901
5.60%, 06/13/28(a)(b)	1,550	1,597,275
5.80%, 10/01/54(a)(b)	1,470	1,380,673
6.00%, 06/13/33(b)	1,730	1,828,924
Antero Resources Corp.
5.38%, 03/01/30(b)	670	680,522
5.40%, 02/01/36	650	650,764
APA Corp.
4.25%, 01/15/30	1,085	1,077,754
5.10%, 09/01/40(a)	805	738,433
5.35%, 07/01/49	700	610,190
6.00%, 01/15/37(a)	290	299,549
6.10%, 02/15/35	1,010	1,057,706
6.75%, 02/15/55(a)	1,180	1,205,326
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	1,752	1,592,871
2.72%, 01/12/32	3,325	3,075,386
2.77%, 11/10/50(a)	3,915	2,484,034
2.94%, 06/04/51	3,850	2,516,085
3.00%, 02/24/50	3,221	2,154,202
3.00%, 03/17/52	2,625	1,722,323
3.06%, 06/17/41	2,888	2,247,947
3.38%, 02/08/61	3,368	2,253,456
3.54%, 04/06/27	842	840,023
3.59%, 04/14/27	932	930,711
3.63%, 04/06/30	2,222	2,198,854
3.94%, 09/21/28	2,006	2,013,663
4.23%, 11/06/28(a)	4,235	4,277,037
4.70%, 04/10/29	1,920	1,968,740
4.81%, 02/13/33	4,827	4,947,670
4.87%, 11/25/29	2,115	2,184,512
4.89%, 09/11/33	2,450	2,518,250
4.97%, 10/17/29(a)	1,445	1,496,516
4.99%, 04/10/34	2,356	2,425,352
5.02%, 11/17/27	1,454	1,483,582
5.23%, 11/17/34	3,805	3,982,848
BP Capital Markets PLC
3.28%, 09/19/27	2,498	2,484,036
3.72%, 11/28/28	1,606	1,603,459
4.88%, (5-year CMT + 4.40%)(a)(d)(e)	3,025	3,014,964
6.13%, (5-year CMT + 1.92%)(d)(e)	1,865	1,927,748
6.45%, (5-year CMT + 2.15%)(a)(d)(e)	1,980	2,110,425
Burlington Resources LLC
5.95%, 10/15/36	960	1,050,679
7.20%, 08/15/31	922	1,057,892
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	1,244	1,189,015
3.85%, 06/01/27	2,293	2,292,699
4.95%, 06/01/47(a)	1,927	1,752,198
5.00%, 12/15/29	970	1,001,084
5.40%, 12/15/34(a)	1,345	1,393,115
5.85%, 02/01/35	592	633,532
6.25%, 03/15/38	1,857	2,005,134
6.45%, 06/30/33	860	948,664
6.50%, 02/15/37(a)	800	879,452
6.75%, 02/01/39	698	785,038
7.20%, 01/15/32(a)	800	904,587
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy, Inc.
2.65%, 01/15/32	$1,303	$1,184,336
3.75%, 02/15/52(a)	1,657	1,200,543
4.65%, 03/20/31	1,580	1,600,049
5.25%, 06/15/37	1,146	1,142,234
5.40%, 03/20/36(a)	915	932,032
5.40%, 06/15/47	1,308	1,229,987
6.75%, 11/15/39(a)	877	980,402
Chevron Corp.
2.00%, 05/11/27	1,761	1,728,414
2.24%, 05/11/30	3,013	2,823,376
2.98%, 05/11/40	675	536,414
3.08%, 05/11/50	1,121	785,679
Chevron USA, Inc.
1.02%, 08/12/27	1,438	1,386,982
2.34%, 08/12/50(a)	1,389	833,013
3.25%, 10/15/29	964	949,560
3.85%, 01/15/28	1,309	1,314,687
3.95%, 08/13/27	775	779,111
4.05%, 08/13/28	1,005	1,015,235
4.30%, 10/15/30(a)	1,770	1,801,260
4.48%, 02/26/28(a)	1,555	1,579,798
4.50%, 10/15/32	1,965	2,013,598
4.69%, 04/15/30(a)	2,180	2,246,740
4.82%, 04/15/32	1,235	1,285,273
4.85%, 10/15/35(a)	1,530	1,571,697
4.98%, 04/15/35	1,465	1,520,618
5.25%, 11/15/43	705	721,026
6.00%, 03/01/41	395	439,048
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	351,563
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,115,754
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,047,929
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	685	663,854
3.30%, 09/30/49	500	392,609
4.25%, 05/09/43	1,200	1,124,079
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	388,270
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	304,568
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	805	815,708
CNOOC Petroleum North America ULC
5.88%, 03/10/35	135	151,552
6.40%, 05/15/37	245	291,465
7.50%, 07/30/39(a)	195	258,979
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	250	285,524
Conoco Funding Co., 7.25%, 10/15/31	300	344,901
ConocoPhillips
4.88%, 10/01/47	855	782,914
5.90%, 05/15/38	700	757,478
6.50%, 02/01/39(a)	2,370	2,704,871
ConocoPhillips Co.
3.76%, 03/15/42	1,509	1,261,808
3.80%, 03/15/52	1,567	1,184,371
4.03%, 03/15/62	3,020	2,247,283
4.30%, 11/15/44	1,382	1,200,047
4.70%, 01/15/30	2,660	2,724,792

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.85%, 01/15/32(a)	$1,260	$1,306,884
5.00%, 01/15/35(a)	2,495	2,567,532
5.05%, 09/15/33	1,795	1,868,453
5.30%, 05/15/53	1,945	1,844,955
5.50%, 01/15/55(a)	2,550	2,504,156
5.55%, 03/15/54	2,185	2,155,376
5.65%, 01/15/65	710	697,406
5.70%, 09/15/63	1,565	1,557,116
5.90%, 10/15/32	1,094	1,203,091
5.95%, 03/15/46	745	786,240
6.95%, 04/15/29	1,188	1,295,765
Continental Resources, Inc./OK
2.88%, 04/01/32(b)	1,845	1,643,401
4.38%, 01/15/28	1,963	1,966,702
4.90%, 06/01/44	1,536	1,265,993
5.75%, 01/15/31(a)(b)	2,780	2,883,195
Coterra Energy, Inc.
3.90%, 05/15/27	1,400	1,398,380
4.38%, 03/15/29	1,102	1,113,746
5.40%, 02/15/35	1,110	1,144,671
5.60%, 03/15/34	1,050	1,100,671
5.90%, 02/15/55	1,585	1,576,544
Devon Energy Corp.
4.50%, 01/15/30(a)	2,024	2,043,011
4.75%, 05/15/42	1,282	1,161,462
5.00%, 06/15/45(a)	1,755	1,597,834
5.20%, 09/15/34(a)	2,670	2,738,161
5.25%, 10/15/27(a)	1,128	1,128,021
5.60%, 07/15/41	2,320	2,323,281
5.75%, 09/15/54(a)	1,885	1,836,915
5.88%, 06/15/28(a)	780	780,242
7.88%, 09/30/31	1,084	1,270,379
7.95%, 04/15/32	785	923,748
Diamondback Energy, Inc.
3.13%, 03/24/31	2,091	1,983,705
3.50%, 12/01/29	2,258	2,210,353
4.25%, 03/15/52	1,708	1,368,381
4.40%, 03/24/51(a)	1,550	1,282,263
5.15%, 01/30/30	1,880	1,950,276
5.20%, 04/18/27	1,490	1,509,128
5.40%, 04/18/34	2,200	2,287,744
5.55%, 04/01/35	1,985	2,077,057
5.75%, 04/18/54	2,000	1,951,977
5.90%, 04/18/64	1,895	1,859,054
6.25%, 03/15/33	1,670	1,826,435
6.25%, 03/15/53	1,270	1,322,404
Empresa Nacional del Petroleo
4.50%, 09/14/47(a)(b)	1,031	873,240
5.25%, 11/06/29(b)	971	992,490
5.95%, 07/30/34(b)	695	730,678
6.15%, 05/10/33(a)(b)	1,185	1,263,308
Eni SpA
4.25%, 05/09/29(a)(b)	2,895	2,914,205
5.50%, 05/15/34(b)	1,635	1,713,845
5.70%, 10/01/40(b)	950	971,710
5.75%, 05/19/35(b)	765	813,216
5.95%, 05/15/54(b)	2,060	2,113,337
Series X-R, 4.75%, 09/12/28(b)	1,625	1,657,069
Eni USA, Inc., 7.30%, 11/15/27	1,240	1,306,906
EOG Resources, Inc.
3.90%, 04/01/35	1,051	991,327
Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 04/15/30	$1,513	$1,534,702
4.40%, 07/15/28	1,545	1,565,501
4.40%, 01/15/31	991	1,002,611
4.95%, 04/15/50(a)	1,720	1,564,948
5.00%, 07/15/32	1,950	2,023,845
5.10%, 01/15/36	410	418,025
5.35%, 01/15/36	2,425	2,520,156
5.65%, 12/01/54(a)	1,705	1,705,521
5.95%, 07/15/55	1,625	1,698,381
EQT Corp.
3.63%, 05/15/31(a)(b)	1,135	1,085,867
3.90%, 10/01/27	835	833,429
4.50%, 01/15/29	1,480	1,492,842
4.75%, 01/15/31	1,685	1,708,872
5.00%, 01/15/29	763	777,648
5.70%, 04/01/28	1,121	1,159,033
5.75%, 02/01/34(a)	1,700	1,800,928
6.38%, 04/01/29	1,250	1,291,912
7.00%, 02/01/30	1,325	1,450,809
7.50%, 06/01/30	1,275	1,416,291
Equinor ASA
2.38%, 05/22/30	1,057	993,505
3.00%, 04/06/27(a)	962	955,937
3.13%, 04/06/30	1,888	1,830,341
3.25%, 11/18/49	1,212	865,395
3.63%, 09/10/28	1,250	1,250,338
3.63%, 04/06/40	774	667,462
3.70%, 04/06/50	1,957	1,516,452
3.95%, 05/15/43	1,242	1,056,615
4.25%, 06/02/28(a)	800	808,554
4.25%, 11/23/41	724	652,618
4.50%, 09/03/30	300	306,521
4.75%, 11/14/35	1,625	1,635,158
4.80%, 11/08/43	898	849,999
5.10%, 08/17/40	1,008	1,012,797
5.13%, 06/03/35	1,025	1,065,042
6.50%, 12/01/28(b)	605	646,902
6.80%, 01/15/28(a)	375	395,872
7.15%, 01/15/29(a)	175	190,619
7.25%, 09/23/27	734	773,202
Expand Energy Corp.
4.75%, 02/01/32	2,250	2,246,287
5.38%, 02/01/29	805	804,002
5.38%, 03/15/30	3,070	3,116,611
5.70%, 01/15/35	1,335	1,397,932
5.88%, 02/01/29(b)	430	430,212
6.75%, 04/15/29(b)	305	305,887
Exxon Mobil Corp.
2.44%, 08/16/29	2,309	2,223,543
2.61%, 10/15/30	3,388	3,217,445
3.00%, 08/16/39	1,342	1,097,694
3.10%, 08/16/49	2,664	1,868,915
3.29%, 03/19/27	1,667	1,662,100
3.45%, 04/15/51	4,676	3,427,867
3.48%, 03/19/30	3,575	3,526,536
3.57%, 03/06/45	2,355	1,891,012
4.11%, 03/01/46	4,927	4,208,393
4.23%, 03/19/40	4,201	3,918,155
4.33%, 03/19/50	4,251	3,640,261
GS Caltex Corp., 5.38%, 08/07/28(b)	55	56,683
Harbour Energy PLC, 6.33%, 04/01/35(b)	1,425	1,484,161
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Helmerich & Payne, Inc.
2.90%, 09/29/31(a)	$1,097	$1,004,040
4.65%, 12/01/27(a)	715	721,265
4.85%, 12/01/29(a)	665	678,134
5.50%, 12/01/34(a)	1,080	1,090,326
Hess Corp.
4.30%, 04/01/27	1,800	1,807,193
5.60%, 02/15/41	2,446	2,573,160
5.80%, 04/01/47(a)	982	1,029,843
6.00%, 01/15/40	1,409	1,544,099
7.13%, 03/15/33	1,049	1,226,114
7.30%, 08/15/31	1,122	1,296,198
7.88%, 10/01/29	1,046	1,185,057
HF Sinclair Corp.
4.50%, 10/01/30(a)	770	769,560
5.00%, 02/01/28	1,060	1,058,357
5.50%, 09/01/32	845	864,036
5.75%, 01/15/31(a)	1,395	1,447,929
6.25%, 01/15/35	1,305	1,373,962
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(b)	1,035	1,138,438
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	1,065	979,130
4.75%, 04/19/27(a)(b)	435	436,056
5.38%, 04/24/30(b)	2,130	2,190,106
5.75%, 04/19/47(b)	1,741	1,674,140
6.38%, 10/24/48(b)	2,336	2,392,174
Marathon Petroleum Corp.
3.80%, 04/01/28	1,684	1,679,436
4.50%, 04/01/48(a)	1,099	905,653
4.75%, 09/15/44	1,447	1,278,388
5.00%, 09/15/54(a)	878	760,382
5.15%, 03/01/30	2,550	2,642,961
5.70%, 03/01/35(a)	1,990	2,096,101
5.85%, 12/15/45(a)	676	677,729
6.50%, 03/01/41	2,365	2,588,912
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,411	1,569,256
Occidental Petroleum Corp.
0.00%, 10/10/36(g)	1,982	1,226,308
3.50%, 08/15/29(a)	755	737,240
4.10%, 02/15/47(a)	624	468,828
4.20%, 03/15/48	625	484,998
4.40%, 04/15/46	1,060	867,458
4.40%, 08/15/49(a)	522	400,259
4.63%, 06/15/45(a)	625	514,472
5.38%, 01/01/32(a)	1,755	1,826,931
5.55%, 10/01/34(a)	1,985	2,069,043
6.05%, 10/01/54(a)	1,905	1,895,976
6.13%, 01/01/31	2,050	2,203,563
6.20%, 03/15/40	1,245	1,297,629
6.45%, 09/15/36	3,185	3,469,274
6.60%, 03/15/46(a)	2,210	2,347,922
6.63%, 09/01/30	3,295	3,565,935
7.50%, 05/01/31	685	779,975
7.88%, 09/15/31	1,095	1,271,118
7.95%, 06/15/39	685	827,418
8.88%, 07/15/30	2,030	2,358,511
OQ SAOC, 5.13%, 05/06/28(b)	10	10,087
ORLEN SA, 6.00%, 01/30/35(b)	1,555	1,655,268
Ovintiv, Inc.
5.65%, 05/15/28	1,245	1,289,699
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 07/15/33(a)	$490	$528,787
6.50%, 08/15/34(a)	1,090	1,193,418
6.50%, 02/01/38	952	1,028,617
6.63%, 08/15/37	866	947,926
7.10%, 07/15/53(a)	653	728,719
7.20%, 11/01/31	657	735,623
7.38%, 11/01/31	865	976,955
8.13%, 09/15/30(a)	788	906,975
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	875	868,861
5.15%, 11/15/29	740	752,026
7.15%, 10/01/33	805	884,626
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)(b)	815	831,050
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	1,890	1,696,306
3.10%, 01/21/30(a)(b)	840	796,127
3.10%, 08/27/30(b)	1,395	1,311,625
3.65%, 07/30/29(a)(b)	1,355	1,324,469
4.15%, 02/25/60(a)(b)	1,480	1,087,912
4.18%, 01/21/50(b)	1,935	1,497,836
4.70%, 07/30/49(b)	1,327	1,113,926
5.63%, 05/20/43(a)(b)	2,070	2,002,463
6.00%, 05/03/42(b)	2,060	2,073,146
6.45%, 05/30/44(a)(b)	2,672	2,825,304
6.50%, 05/27/41(b)	585	625,089
6.50%, 11/07/48(b)	1,410	1,492,860
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	2,010	1,836,429
3.40%, 04/28/61(a)(b)	2,795	1,936,991
3.50%, 04/21/30(b)	4,563	4,478,868
4.50%, 03/18/45(a)(b)	2,840	2,580,197
4.55%, 04/21/50(b)	4,893	4,396,881
4.80%, 04/21/60(b)	1,512	1,379,249
4.95%, 01/03/31(a)(b)	2,670	2,781,529
5.34%, 04/03/35(b)	3,040	3,203,307
5.85%, 04/03/55(a)(b)	2,820	3,003,905
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	985	950,624
Phillips 66
2.15%, 12/15/30	3,671	3,347,656
3.30%, 03/15/52(a)	1,850	1,238,764
3.90%, 03/15/28(a)	1,913	1,910,830
4.65%, 11/15/34	1,306	1,296,826
4.88%, 11/15/44	3,246	2,925,256
5.88%, 05/01/42	2,910	2,992,901
Phillips 66 Co.
3.15%, 12/15/29	1,648	1,599,347
3.75%, 03/01/28	883	882,206
4.68%, 02/15/45	1,125	981,681
4.90%, 10/01/46	1,334	1,193,502
4.95%, 12/01/27	1,990	2,024,230
4.95%, 03/15/35(a)	1,475	1,492,949
5.25%, 06/15/31	2,235	2,340,033
5.30%, 06/30/33	2,715	2,821,799
5.50%, 03/15/55	730	691,751
5.65%, 06/15/54(a)	830	800,491
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(d)	720	723,917
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)(d)	1,050	1,064,261

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Pioneer Natural Resources Co.
1.90%, 08/15/30	$1,441	$1,321,532
2.15%, 01/15/31	1,053	969,157
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(b)	400	428,612
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(b)	1,450	1,041,910
4.50%, 10/25/42(b)	80	72,117
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,595	1,565,296
2.99%, 01/15/30(a)(b)	490	471,280
3.90%, 12/06/59(a)(b)	975	762,426
6.35%, 06/12/42(b)	275	304,363
Qatar Energy
2.25%, 07/12/31(b)	5,006	4,556,962
3.13%, 07/12/41(b)	6,165	4,855,147
3.30%, 07/12/51(a)(b)	6,717	4,799,162
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	607	615,491
Reliance Industries Ltd.
2.88%, 01/12/32(b)	3,065	2,836,351
3.63%, 01/12/52(a)(b)	2,945	2,206,541
3.67%, 11/30/27(b)	460	457,167
3.75%, 01/12/62(b)	1,225	902,592
4.88%, 02/10/45(b)	955	916,098
6.25%, 10/19/40(b)	1,150	1,303,382
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	800	811,583
5.20%, 09/16/30(a)(b)	970	993,861
5.98%, 09/16/35(b)	1,905	1,981,838
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	4,827	4,437,654
4.13%, 09/17/30(b)	3,000	2,974,699
4.25%, 10/02/29(b)	1,275	1,275,000
4.63%, 09/17/35(b)	3,050	2,991,679
4.75%, 10/02/34(a)(b)	2,450	2,438,968
Santos Finance Ltd.
3.65%, 04/29/31(b)	2,011	1,915,898
5.75%, 11/13/35(b)	1,795	1,835,464
6.88%, 09/19/33(b)	1,455	1,616,039
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	2,938	2,678,075
3.25%, 11/24/50(b)	3,789	2,541,347
3.50%, 04/16/29(a)(b)	4,061	3,994,156
3.50%, 11/24/70(b)	4,083	2,584,352
4.25%, 04/16/39(a)(b)	5,137	4,698,352
4.38%, 04/16/49(b)	4,746	3,972,990
4.75%, 06/02/30(b)	1,715	1,749,227
5.00%, 02/02/36(b)	2,500	2,503,375
5.25%, 07/17/34(b)	3,779	3,904,939
5.38%, 06/02/35(a)(b)	1,680	1,743,613
5.75%, 07/17/54(b)	3,819	3,720,829
5.88%, 07/17/64(b)	3,595	3,492,453
6.00%, 02/02/56(b)	1,500	1,505,265
6.38%, 06/02/55(b)	4,275	4,505,261
Shell Finance U.S., Inc.
2.38%, 11/07/29	2,165	2,059,693
2.75%, 04/06/30	2,621	2,506,888
3.00%, 11/26/51(a)(b)	980	649,256
3.13%, 11/07/49(b)	2,147	1,489,227
3.25%, 04/06/50(a)	3,022	2,132,340
3.75%, 09/12/46	1,994	1,582,287
Security	Par (000)	Value
Oil & Gas (continued)
3.88%, 11/13/28(a)(b)	$1,845	$1,855,969
4.00%, 05/10/46	3,330	2,754,250
4.13%, 11/06/30	1,125	1,133,959
4.13%, 05/11/35(a)	2,084	2,032,643
4.38%, 05/11/45	4,096	3,587,029
4.55%, 08/12/43	1,606	1,468,851
4.75%, 01/06/36(a)	1,050	1,058,092
5.13%, 10/15/41(b)	1,595	1,589,461
5.50%, 03/25/40(b)	2,855	2,976,063
6.38%, 12/15/38(a)(b)	4,398	4,988,770
Shell International Finance BV
2.38%, 11/07/29	435	413,312
2.75%, 04/06/30	360	344,432
2.88%, 11/26/41	1,280	964,494
3.13%, 11/07/49(a)	210	147,311
3.25%, 04/06/50(a)	310	218,247
3.63%, 08/21/42	1,006	822,064
4.00%, 05/10/46	775	640,886
4.13%, 05/11/35(a)	485	486,988
4.38%, 05/11/45	925	810,469
4.55%, 08/12/43	535	484,020
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	290	269,846
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,942	1,955,672
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	400	426,321
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	1,675	1,520,636
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	790	732,655
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,670	1,659,702
3.63%, 04/12/27(a)(b)	2,145	2,143,069
4.00%, 09/13/47(b)	750	664,333
4.25%, 04/12/47(b)	310	285,552
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,454	1,366,432
2.70%, 05/13/30(a)(b)	2,175	2,096,160
2.95%, 08/08/29(a)(b)	1,254	1,221,214
2.95%, 11/12/29(a)(b)	1,004	980,463
3.10%, 01/08/51(b)	1,020	767,550
3.35%, 05/13/50(b)	1,314	1,038,405
3.44%, 11/12/49(a)(b)	665	535,224
3.68%, 08/08/49(b)	1,202	1,003,384
4.25%, 09/12/28(a)(b)	890	903,860
4.60%, 09/12/48(a)(b)	1,018	989,047
Suncor Energy, Inc.
3.75%, 03/04/51(a)	1,350	985,960
4.00%, 11/15/47(a)	1,870	1,461,128
5.95%, 12/01/34	1,179	1,267,718
6.50%, 06/15/38	805	883,362
6.80%, 05/15/38	959	1,085,677
6.85%, 06/01/39(a)	1,581	1,778,421
7.00%, 11/15/28(a)	495	532,405
7.15%, 02/01/32	860	975,405
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	620	582,732
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	905	834,191
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 06/18/50(a)(b)	$970	$729,906
4.63%, 11/20/28(a)(b)	705	709,486
TotalEnergies Capital International SA
2.83%, 01/10/30	3,356	3,238,674
2.99%, 06/29/41	1,923	1,483,880
3.13%, 05/29/50	3,835	2,626,697
3.39%, 06/29/60	1,446	959,880
3.46%, 02/19/29(a)	2,809	2,786,013
3.46%, 07/12/49	2,055	1,508,173
TotalEnergies Capital SA
3.88%, 10/11/28	1,124	1,130,109
4.72%, 09/10/34(a)	755	770,245
5.15%, 04/05/34	1,825	1,910,989
5.28%, 09/10/54	1,575	1,512,791
5.43%, 09/10/64	2,650	2,531,961
5.49%, 04/05/54	3,260	3,222,229
5.64%, 04/05/64	2,360	2,337,925
TotalEnergies Capital USA LLC
4.25%, 01/13/31	245	247,195
4.86%, 01/13/36	600	606,319
Valero Energy Corp.
2.15%, 09/15/27	1,119	1,089,884
2.80%, 12/01/31	960	887,844
3.65%, 12/01/51	1,825	1,298,972
4.00%, 04/01/29	1,222	1,222,219
4.00%, 06/01/52(a)	1,278	967,055
4.35%, 06/01/28	1,333	1,344,164
4.90%, 03/15/45(a)	658	603,713
5.15%, 02/15/30(a)	2,005	2,078,070
6.63%, 06/15/37	2,686	3,020,803
7.50%, 04/15/32	1,800	2,089,702
Var Energi ASA
5.00%, 05/18/27(b)	155	156,426
5.88%, 05/22/30(b)	1,140	1,196,948
6.50%, 05/22/35(a)(b)	1,565	1,689,065
7.50%, 01/15/28(b)	2,490	2,631,259
8.00%, 11/15/32(a)(b)	1,850	2,153,562
Viper Energy Partners LLC
4.90%, 08/01/30(a)	520	530,530
5.70%, 08/01/35(a)	1,510	1,566,383
Woodside Finance Ltd.
3.70%, 03/15/28(b)	1,920	1,907,880
4.50%, 03/04/29(b)	3,086	3,110,520
4.90%, 05/19/28(a)	225	229,109
5.10%, 09/12/34	2,050	2,059,515
5.40%, 05/19/30	1,455	1,509,504
5.70%, 05/19/32(a)	815	863,232
5.70%, 09/12/54(a)	1,640	1,580,045
6.00%, 05/19/35(a)	2,220	2,350,247
XTO Energy, Inc., 6.75%, 08/01/37	552	652,991
		723,646,816
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	2,120	2,107,805
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	1,200	1,170,342
3.34%, 12/15/27	2,698	2,676,480
4.08%, 12/15/47	2,238	1,818,696
4.49%, 05/01/30	1,047	1,064,548
Guara Norte SARL, 5.20%, 06/15/34(a)(b)	357	351,892
Security	Par (000)	Value
Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30(a)	$2,633	$2,522,368
4.50%, 11/15/41	1,005	916,134
4.75%, 08/01/43	1,593	1,445,333
4.85%, 11/15/35(a)	2,310	2,309,635
5.00%, 11/15/45(a)	3,723	3,421,576
6.70%, 09/15/38	1,312	1,497,409
7.45%, 09/15/39	1,653	1,996,227
NOV, Inc.
3.60%, 12/01/29(a)	1,223	1,199,997
3.95%, 12/01/42	1,984	1,606,793
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	1,122	1,064,574
3.90%, 05/17/28(b)	3,207	3,208,832
4.30%, 05/01/29(a)(b)	1,624	1,643,159
4.50%, 05/15/28(a)(b)	725	733,497
4.85%, 05/15/33(a)(b)	575	585,254
5.00%, 05/29/27(a)(b)	650	659,040
5.00%, 11/15/29(b)	925	956,841
5.00%, 06/01/34(a)(b)	850	872,832
Schlumberger Investment SA, 2.65%, 06/26/30(a)	1,047	993,413
		36,822,677
Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
4.50%, 05/15/28(a)	1,000	1,009,975
5.63%, 05/26/33(a)	800	848,639
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	1,323	1,243,165
2.69%, 05/25/31	1,348	1,246,084
4.80%, 03/17/28	1,695	1,726,261
5.10%, 03/17/30(a)	475	491,621
5.50%, 03/17/35(a)	1,015	1,068,894
Amcor Group Finance PLC, 5.45%, 05/23/29	1,395	1,453,091
AptarGroup, Inc.
3.60%, 03/15/32	360	343,605
4.75%, 03/30/31	925	938,742
Berry Global, Inc.
5.50%, 04/15/28	975	1,005,864
5.65%, 01/15/34(a)	1,200	1,267,684
5.80%, 06/15/31	1,100	1,171,389
CCL Industries, Inc., 3.05%, 06/01/30(a)(b)	1,345	1,274,296
Packaging Corp. of America
3.00%, 12/15/29	830	800,396
3.05%, 10/01/51	1,400	924,359
3.40%, 12/15/27	1,226	1,216,566
4.05%, 12/15/49	744	600,769
5.20%, 08/15/35(a)	1,005	1,030,433
5.70%, 12/01/33	1,010	1,076,828
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	1,160	1,201,105
5.44%, 04/03/34	1,650	1,719,752
5.78%, 04/03/54(a)	1,630	1,647,176
Smurfit Westrock Financing DAC
5.19%, 01/15/36(a)	875	893,118
5.42%, 01/15/35	1,125	1,167,602
Sonoco Products Co.
2.85%, 02/01/32(a)	875	802,748
3.13%, 05/01/30(a)	1,385	1,323,782
4.60%, 09/01/29	1,175	1,191,358
5.00%, 09/01/34(a)	1,530	1,545,083

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
5.75%, 11/01/40(a)	$520	$540,132
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	610	675,568
WestRock MWV LLC
7.95%, 02/15/31	550	634,420
8.20%, 01/15/30	1,555	1,779,319
WRKCo, Inc.
3.00%, 06/15/33(a)	977	881,863
3.90%, 06/01/28(a)	1,180	1,178,939
4.00%, 03/15/28	1,058	1,059,797
4.20%, 06/01/32	816	801,756
4.90%, 03/15/29	294	300,861
		40,083,040
Pharmaceuticals — 4.3%
AbbVie, Inc.
3.20%, 11/21/29	9,093	8,881,859
3.78%, 03/03/28	1,820	1,822,409
4.05%, 11/21/39	7,368	6,669,401
4.13%, 03/15/31	1,360	1,364,322
4.25%, 11/14/28	2,957	2,993,430
4.25%, 11/21/49	9,570	8,051,951
4.30%, 05/14/36	1,178	1,142,622
4.40%, 03/15/33	2,475	2,485,382
4.40%, 11/06/42	4,609	4,182,562
4.45%, 05/14/46	3,946	3,494,406
4.50%, 05/14/35	4,420	4,378,552
4.55%, 03/15/35	2,898	2,885,328
4.63%, 10/01/42	745	696,757
4.65%, 03/15/28	2,081	2,117,626
4.70%, 05/14/45	4,927	4,523,851
4.75%, 03/15/36	1,550	1,558,120
4.75%, 03/15/45	1,293	1,197,576
4.80%, 03/15/27	3,685	3,719,428
4.80%, 03/15/29	4,350	4,469,173
4.85%, 06/15/44	2,167	2,039,877
4.88%, 03/15/30	2,080	2,150,799
4.88%, 11/14/48	3,515	3,247,887
4.95%, 03/15/31	3,300	3,435,439
5.05%, 03/15/34	4,315	4,479,711
5.20%, 03/15/35	1,895	1,977,171
5.35%, 03/15/44	1,450	1,453,792
5.40%, 03/15/54(a)	5,405	5,308,150
5.50%, 03/15/64	2,955	2,907,085
5.55%, 03/15/56	680	684,193
5.60%, 03/15/55	1,195	1,209,155
5.65%, 03/15/66	2,070	2,083,773
Astrazeneca Finance LLC
1.75%, 05/28/28	2,768	2,650,001
2.25%, 05/28/31	1,375	1,260,369
4.00%, 03/02/31	770	770,437
4.30%, 03/02/33	900	902,344
4.60%, 03/02/36	900	900,914
4.85%, 02/26/29	2,005	2,065,912
4.88%, 03/03/28	2,135	2,182,234
4.88%, 03/03/33(a)	850	884,422
4.90%, 03/03/30	1,200	1,243,964
4.90%, 02/26/31(a)	1,880	1,955,596
5.00%, 02/26/34	2,500	2,602,367
AstraZeneca PLC
1.38%, 08/06/30	2,467	2,213,579
2.13%, 08/06/50	1,050	600,372
3.00%, 05/28/51(a)	1,305	896,600
Security	Par (000)	Value
Pharmaceuticals (continued)
3.13%, 06/12/27	$1,310	$1,302,570
4.00%, 01/17/29	2,007	2,020,768
4.00%, 09/18/42	1,840	1,605,647
4.38%, 11/16/45	1,854	1,659,527
4.38%, 08/17/48	1,266	1,121,824
6.45%, 09/15/37	4,765	5,465,550
Bayer Corp., 6.65%, 02/15/28(b)	1,289	1,350,374
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)(b)	938	714,366
4.20%, 07/15/34(a)(b)	689	652,737
4.38%, 12/15/28(b)	6,412	6,434,984
4.40%, 07/15/44(b)	1,867	1,532,666
4.63%, 06/25/38(a)(b)	1,802	1,672,316
4.65%, 11/15/43(a)(b)	575	475,817
4.70%, 07/15/64(a)(b)	1,535	1,208,024
4.88%, 06/25/48(a)(b)	3,910	3,354,372
5.50%, 07/30/35(b)	1,140	1,171,829
Bayer U.S. Finance LLC
6.25%, 01/21/29(a)(b)	2,055	2,168,860
6.38%, 11/21/30(b)	2,825	3,042,785
6.50%, 11/21/33(b)	2,285	2,504,461
6.88%, 11/21/53(b)	1,385	1,513,037
Becton Dickinson & Co.
1.96%, 02/11/31	2,167	1,948,290
2.82%, 05/20/30	1,761	1,674,940
3.70%, 06/06/27	3,118	3,106,841
3.79%, 05/20/50(a)	1,140	875,855
4.30%, 08/22/32(a)	1,059	1,061,705
4.69%, 02/13/28	1,475	1,495,164
4.87%, 02/08/29	1,315	1,347,411
5.11%, 02/08/34	1,005	1,033,974
Bristol-Myers Squibb Co.
1.13%, 11/13/27	1,663	1,595,962
1.45%, 11/13/30	2,286	2,042,053
2.35%, 11/13/40(a)	1,293	934,709
2.55%, 11/13/50	2,086	1,261,464
2.95%, 03/15/32	2,610	2,441,621
3.25%, 08/01/42	970	759,257
3.40%, 07/26/29	4,486	4,423,215
3.45%, 11/15/27	1,275	1,272,507
3.55%, 03/15/42	2,235	1,833,747
3.70%, 03/15/52(a)	4,127	3,083,123
3.90%, 02/20/28(a)	280	281,347
3.90%, 03/15/62	1,599	1,180,446
4.13%, 06/15/39	3,720	3,419,420
4.25%, 10/26/49(a)	6,857	5,704,272
4.35%, 11/15/47	2,179	1,866,469
4.50%, 03/01/44	460	413,899
4.55%, 02/20/48	2,582	2,261,332
4.63%, 05/15/44	1,750	1,599,628
4.90%, 02/22/29(a)	740	764,435
5.00%, 08/15/45	1,500	1,429,322
5.10%, 02/22/31	2,890	3,022,538
5.20%, 02/22/34(a)	3,995	4,181,395
5.50%, 02/22/44	1,010	1,032,710
5.55%, 02/22/54	5,240	5,198,446
5.65%, 02/22/64(a)	140	140,584
5.75%, 02/01/31(a)	1,985	2,133,588
5.88%, 11/15/36(a)	522	571,035
5.90%, 11/15/33	1,202	1,320,210
6.25%, 11/15/53(a)	310	342,153
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.40%, 11/15/63(a)	$400	$446,674
Cardinal Health, Inc.
3.41%, 06/15/27	1,931	1,919,516
4.37%, 06/15/47(a)	1,097	929,664
4.50%, 09/15/30(a)	650	659,403
4.50%, 11/15/44	677	589,889
4.60%, 03/15/43	635	570,213
4.90%, 09/15/45	859	787,999
5.00%, 11/15/29	2,455	2,530,844
5.13%, 02/15/29	1,700	1,753,405
5.15%, 09/15/35	750	767,905
5.35%, 11/15/34	1,270	1,321,094
5.45%, 02/15/34(a)	685	720,489
5.75%, 11/15/54	1,170	1,181,970
Cencora, Inc.
2.70%, 03/15/31	1,615	1,504,983
2.80%, 05/15/30(a)	1,085	1,030,683
3.45%, 12/15/27	1,678	1,665,422
3.95%, 02/13/29	800	800,340
4.25%, 11/15/30	290	291,101
4.25%, 03/01/45	955	826,622
4.30%, 12/15/47(a)	957	823,501
4.60%, 02/13/33	590	594,319
4.63%, 12/15/27	1,110	1,123,882
4.85%, 12/15/29(a)	1,000	1,028,955
4.90%, 02/13/36(a)	1,175	1,183,249
5.13%, 02/15/34	780	809,102
5.15%, 02/15/35	615	636,161
5.65%, 02/13/56	605	608,346
CVS Health Corp.
1.30%, 08/21/27	3,232	3,111,817
1.75%, 08/21/30	2,455	2,206,839
1.88%, 02/28/31	3,285	2,928,425
2.13%, 09/15/31	1,695	1,503,724
2.70%, 08/21/40	535	390,566
3.25%, 08/15/29	3,897	3,791,804
3.63%, 04/01/27	1,191	1,187,387
3.75%, 04/01/30	2,024	1,992,408
4.13%, 04/01/40	2,076	1,806,073
4.25%, 04/01/50	645	510,333
4.30%, 03/25/28	9,491	9,546,740
4.78%, 03/25/38	10,051	9,603,679
4.88%, 07/20/35	1,208	1,200,644
5.00%, 01/30/29	2,065	2,119,403
5.00%, 09/15/32	1,090	1,118,322
5.05%, 03/25/48	14,119	12,589,944
5.13%, 02/21/30	2,615	2,697,172
5.13%, 07/20/45	6,648	6,083,976
5.25%, 01/30/31	2,205	2,298,117
5.25%, 02/21/33	2,890	3,001,824
5.30%, 06/01/33	2,030	2,104,603
5.30%, 12/05/43	1,410	1,329,951
5.40%, 06/01/29(a)	2,075	2,157,158
5.45%, 09/15/35	2,175	2,246,443
5.55%, 06/01/31(a)	2,035	2,147,142
5.63%, 02/21/53	2,305	2,193,942
5.70%, 06/01/34	2,762	2,916,529
5.88%, 06/01/53(a)	2,800	2,745,493
6.00%, 06/01/44	2,045	2,076,448
6.00%, 06/01/63(a)	1,894	1,858,184
6.05%, 06/01/54	2,135	2,146,159
Security	Par (000)	Value
Pharmaceuticals (continued)
6.13%, 09/15/39(a)	$1,448	$1,537,373
6.20%, 09/15/55(a)	1,990	2,039,967
6.25%, 06/01/27	680	699,122
6.25%, 09/15/65	960	973,297
Eli Lilly & Co.
2.25%, 05/15/50	1,958	1,146,553
2.50%, 09/15/60	782	434,726
3.10%, 05/15/27	636	632,303
3.38%, 03/15/29	1,573	1,558,442
3.70%, 03/01/45	885	720,360
3.95%, 05/15/47	776	642,344
3.95%, 03/15/49	1,585	1,296,472
4.00%, 10/15/28	2,035	2,054,055
4.15%, 08/14/27	995	1,002,212
4.15%, 03/15/59	1,435	1,155,891
4.20%, 08/14/29	1,550	1,571,336
4.25%, 03/15/31	2,050	2,079,393
4.50%, 02/09/29	1,800	1,840,862
4.55%, 02/12/28(a)	2,945	2,993,626
4.55%, 10/15/32(a)	1,820	1,857,846
4.60%, 08/14/34	2,365	2,401,402
4.70%, 02/27/33	1,430	1,470,976
4.70%, 02/09/34	2,515	2,573,192
4.75%, 02/12/30	2,070	2,139,038
4.88%, 02/27/53	2,512	2,312,472
4.90%, 02/12/32	860	895,358
4.90%, 10/15/35(a)	2,595	2,657,576
4.95%, 02/27/63	1,610	1,463,509
5.00%, 02/09/54(a)	2,605	2,446,778
5.05%, 08/14/54	2,405	2,275,283
5.10%, 02/12/35	2,150	2,238,249
5.10%, 02/09/64	2,760	2,567,497
5.20%, 08/14/64	1,580	1,490,780
5.50%, 03/15/27	465	473,852
5.50%, 02/12/55	2,065	2,080,216
5.55%, 03/15/37(a)	865	937,805
5.55%, 10/15/55	2,015	2,048,230
5.60%, 02/12/65	1,870	1,882,864
5.65%, 10/15/65	1,195	1,209,742
5.95%, 11/15/37(a)	600	670,550
EMD Finance LLC
4.13%, 08/15/28(b)	1,185	1,190,831
4.38%, 10/15/30(b)	2,230	2,249,064
4.63%, 10/15/32(b)	2,255	2,283,198
5.00%, 10/15/35(a)(b)	1,875	1,893,013
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	1,784	1,760,686
4.32%, 03/12/27(a)	645	649,415
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	3,689	3,704,432
4.20%, 03/18/43(a)	920	825,389
4.50%, 04/15/30	1,335	1,365,253
4.88%, 04/15/35(a)	1,825	1,862,976
5.38%, 04/15/34	1,000	1,069,641
6.38%, 05/15/38	4,658	5,311,324
Johnson & Johnson
0.95%, 09/01/27	2,481	2,389,660
1.30%, 09/01/30	2,996	2,705,916
2.10%, 09/01/40	1,260	909,189
2.25%, 09/01/50(a)	630	377,816
2.45%, 09/01/60	2,673	1,496,194

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.90%, 01/15/28	$3,130	$3,096,925
2.95%, 03/03/27	1,468	1,459,571
3.40%, 01/15/38	1,816	1,619,398
3.50%, 01/15/48	1,414	1,107,313
3.55%, 03/01/36	1,911	1,779,744
3.63%, 03/03/37	2,812	2,591,448
3.70%, 03/01/46	3,326	2,729,550
3.75%, 03/03/47	2,063	1,682,601
4.38%, 12/05/33	1,557	1,585,768
4.50%, 03/01/27	1,100	1,110,697
4.50%, 09/01/40	1,030	1,004,129
4.50%, 12/05/43	1,120	1,061,821
4.55%, 03/01/28	1,625	1,656,005
4.70%, 03/01/30	1,115	1,155,722
4.80%, 06/01/29	2,170	2,246,610
4.85%, 03/01/32(a)	2,405	2,518,253
4.85%, 05/15/41(a)	494	497,095
4.90%, 06/01/31	2,175	2,280,610
4.95%, 05/15/33(a)	856	907,602
4.95%, 06/01/34(a)	1,715	1,815,692
5.00%, 03/01/35(a)	2,220	2,337,028
5.25%, 06/01/54(a)	1,710	1,732,960
5.85%, 07/15/38	1,456	1,625,010
5.95%, 08/15/37(a)	1,667	1,870,658
6.95%, 09/01/29	735	813,588
McKesson Corp.
3.95%, 02/16/28(a)	1,195	1,197,566
4.25%, 09/15/29	1,345	1,359,375
4.65%, 05/30/30(a)	1,570	1,607,149
4.88%, 03/15/44	772	713,762
4.90%, 07/15/28(a)	1,015	1,040,993
4.95%, 05/30/32(a)	1,300	1,354,514
5.10%, 07/15/33	835	872,527
5.25%, 05/30/35(a)	1,300	1,364,131
Mead Johnson Nutrition Co., 4.60%, 06/01/44	770	700,228
Merck & Co., Inc.
1.45%, 06/24/30	2,425	2,196,700
1.70%, 06/10/27	2,444	2,388,278
1.90%, 12/10/28	1,537	1,467,484
2.15%, 12/10/31	3,940	3,560,734
2.35%, 06/24/40	2,063	1,513,256
2.45%, 06/24/50(a)	3,261	1,964,558
2.75%, 12/10/51	3,818	2,404,461
2.90%, 12/10/61	2,795	1,657,646
3.40%, 03/07/29	3,618	3,584,792
3.60%, 09/15/42	1,192	982,503
3.70%, 02/10/45	4,441	3,591,074
3.85%, 09/15/27	1,300	1,306,478
3.85%, 03/15/29(a)	1,875	1,882,528
3.90%, 03/07/39	1,771	1,610,899
4.00%, 03/07/49	2,412	1,963,982
4.05%, 05/17/28	715	720,683
4.15%, 09/15/30(a)	1,355	1,369,799
4.15%, 03/15/31	1,670	1,681,370
4.15%, 05/18/43	2,084	1,829,822
4.30%, 05/17/30	2,210	2,245,011
4.45%, 12/04/32(a)	540	547,286
4.50%, 05/17/33(a)	2,100	2,140,120
4.55%, 09/15/32(a)	1,800	1,844,407
4.75%, 12/04/35	1,335	1,347,158
4.90%, 05/17/44	1,605	1,531,424
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 09/15/35	$2,420	$2,482,059
5.00%, 05/17/53	2,540	2,363,385
5.15%, 05/17/63	1,800	1,672,231
5.50%, 03/15/46	1,300	1,315,354
5.55%, 12/04/55(a)	2,000	2,005,546
5.70%, 09/15/55	1,875	1,917,556
5.70%, 12/04/65	1,800	1,807,068
6.50%, 12/01/33	1,280	1,460,327
6.55%, 09/15/37	960	1,110,756
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	678	748,062
5.85%, 06/30/39	700	764,149
5.95%, 12/01/28	1,580	1,669,737
6.40%, 03/01/28	1,430	1,501,371
Mylan, Inc.
4.55%, 04/15/28	1,209	1,215,152
5.20%, 04/15/48	1,133	943,476
5.40%, 11/29/43	746	657,568
Novartis Capital Corp.
2.20%, 08/14/30	3,019	2,814,629
2.75%, 08/14/50	2,521	1,654,738
3.10%, 05/17/27	1,455	1,446,815
3.70%, 09/21/42	1,233	1,036,834
3.80%, 09/18/29(a)	2,185	2,186,164
3.90%, 11/05/28	1,410	1,417,123
4.00%, 09/18/31	1,745	1,750,988
4.00%, 11/20/45	1,723	1,469,916
4.10%, 11/05/30	2,100	2,113,843
4.20%, 09/18/34	1,130	1,121,343
4.30%, 11/05/32(a)	1,180	1,188,485
4.40%, 05/06/44	2,417	2,198,688
4.60%, 11/05/35	975	979,901
4.70%, 09/18/54	1,360	1,231,958
5.20%, 11/05/45	1,385	1,371,403
5.30%, 11/05/55(a)	635	629,088
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	6,540	6,636,268
4.65%, 05/19/30	5,005	5,131,473
4.75%, 05/19/33	9,430	9,626,067
5.11%, 05/19/43	4,710	4,583,668
5.30%, 05/19/53	10,380	9,938,603
5.34%, 05/19/63	7,229	6,784,111
Pfizer, Inc.
1.70%, 05/28/30	2,260	2,068,784
1.75%, 08/18/31(a)	1,758	1,569,228
2.55%, 05/28/40	1,901	1,426,627
2.63%, 04/01/30(a)	2,268	2,158,237
2.70%, 05/28/50(a)	1,234	789,926
3.45%, 03/15/29	3,113	3,091,605
3.60%, 09/15/28(a)	2,208	2,206,868
3.88%, 11/15/27	640	643,081
3.90%, 03/15/39	1,783	1,606,207
4.00%, 12/15/36(a)	2,219	2,104,261
4.00%, 03/15/49	2,394	1,943,690
4.10%, 09/15/38(a)	778	722,205
4.13%, 12/15/46	2,364	1,981,945
4.20%, 11/15/30	1,000	1,010,219
4.20%, 09/15/48	2,056	1,730,331
4.30%, 06/15/43	1,441	1,285,458
4.40%, 05/15/44	1,538	1,397,812
4.50%, 11/15/32	1,715	1,743,916
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 11/15/35	$1,825	$1,859,390
5.60%, 09/15/40(a)	1,142	1,203,888
5.60%, 11/15/55(a)	925	932,769
5.70%, 11/15/65	1,395	1,386,357
7.20%, 03/15/39	4,335	5,236,781
Sanofi SA
3.63%, 06/19/28	2,181	2,181,669
3.75%, 11/03/27	775	777,149
3.80%, 11/03/28	1,045	1,046,640
4.20%, 11/03/32	775	778,285
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	4,380	4,044,405
3.03%, 07/09/40	2,695	2,104,565
3.18%, 07/09/50	3,495	2,397,443
3.38%, 07/09/60(a)	1,536	1,008,675
5.00%, 11/26/28(a)	2,933	3,005,243
5.30%, 07/05/34	2,525	2,632,880
5.65%, 07/05/44	1,915	1,957,595
5.65%, 07/05/54(a)	1,000	999,016
5.80%, 07/05/64	1,099	1,109,545
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	2,385	2,453,201
5.90%, 07/07/55	1,460	1,506,739
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,336	1,125,535
Viatris, Inc.
2.30%, 06/22/27	1,273	1,241,575
2.70%, 06/22/30	1,798	1,660,213
3.85%, 06/22/40	2,316	1,823,356
4.00%, 06/22/50	2,893	1,981,257
Wyeth LLC
5.95%, 04/01/37	3,506	3,834,659
6.00%, 02/15/36	905	994,313
6.50%, 02/01/34	1,258	1,424,296
Zoetis, Inc.
2.00%, 05/15/30	1,409	1,301,570
3.00%, 09/12/27	939	927,876
3.00%, 05/15/50(a)	1,011	684,797
3.90%, 08/20/28	1,499	1,500,985
3.95%, 09/12/47(a)	1,037	855,977
4.15%, 08/17/28	1,480	1,491,264
4.45%, 08/20/48(a)	784	687,369
4.70%, 02/01/43	1,961	1,823,905
5.00%, 08/17/35(a)	975	994,601
5.60%, 11/16/32	1,105	1,184,997
		728,416,584
Pipelines — 3.7%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	785	771,276
4.60%, 11/02/47(b)	4,135	3,842,623
Boardwalk Pipelines LP
3.40%, 02/15/31	1,300	1,242,037
3.60%, 09/01/32	915	865,520
4.45%, 07/15/27	1,118	1,122,791
4.80%, 05/03/29	1,410	1,438,299
5.38%, 02/15/36	825	839,101
5.63%, 08/01/34	980	1,036,650
Cameron LNG LLC
2.90%, 07/15/31(b)	1,695	1,590,962
3.30%, 01/15/35(b)	1,390	1,240,196
3.40%, 01/15/38(b)	1,060	944,160
3.70%, 01/15/39(b)	1,705	1,482,959
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	$985	$856,650
3.70%, 11/15/29	2,016	1,988,301
5.13%, 06/30/27	2,104	2,123,903
Cheniere Energy Partners LP
3.25%, 01/31/32	1,888	1,760,272
4.00%, 03/01/31	3,830	3,754,115
4.50%, 10/01/29	5,775	5,809,328
5.55%, 10/30/35(a)	1,100	1,141,503
5.75%, 08/15/34	2,325	2,456,881
5.95%, 06/30/33	2,086	2,237,615
Cheniere Energy, Inc.
4.63%, 10/15/28	1,640	1,639,414
5.65%, 04/15/34	2,385	2,507,966
Colonial Enterprises, Inc.
3.25%, 05/15/30(b)	1,332	1,266,785
5.63%, 11/15/35(a)(b)	520	534,417
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	550	440,770
4.25%, 04/15/48(a)(b)	1,315	1,040,222
6.38%, 08/01/37(b)	215	226,352
7.63%, 04/15/32(b)	945	1,072,842
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	840	852,808
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(a)(b)	85	86,713
5.10%, 10/01/31(a)(b)	900	925,872
5.68%, 01/15/34(a)(b)	870	910,169
6.04%, 08/15/28(b)	1,705	1,782,248
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(a)(b)	460	479,125
5.70%, 10/01/54(b)	885	868,156
5.93%, 08/15/30(b)	1,650	1,762,583
5.96%, 02/15/55(b)	870	883,538
6.04%, 11/15/33(b)	2,445	2,649,057
6.50%, 08/15/43(b)	1,245	1,345,230
6.54%, 11/15/53(a)(b)	2,225	2,426,528
6.71%, 08/15/63(b)	935	1,037,635
DCP Midstream Operating LP
3.25%, 02/15/32	875	814,783
5.13%, 05/15/29	1,310	1,347,249
5.60%, 04/01/44	935	926,259
5.63%, 07/15/27(a)	495	504,545
6.45%, 11/03/36(b)	595	648,342
6.75%, 09/15/37(b)	820	913,521
8.13%, 08/16/30(a)	640	744,429
DT Midstream, Inc.
4.13%, 06/15/29(b)	1,140	1,131,987
4.30%, 04/15/32(a)(b)	1,045	1,023,308
4.38%, 06/15/31(b)	350	345,027
5.80%, 12/15/34(b)	1,235	1,302,039
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,870	1,847,286
5.80%, 01/15/35(a)	525	563,117
6.20%, 01/15/55	405	430,544
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	1,439	1,392,342
3.90%, 11/15/49(a)	501	375,636
4.60%, 12/15/44	794	694,790
4.80%, 11/01/43	662	599,435

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	$934	$866,272
4.39%, 11/30/46(b)	1,495	1,266,086
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	425	401,482
8.38%, 06/15/32	690	829,003
Enbridge Energy Partners LP
5.50%, 09/15/40	1,209	1,224,003
7.38%, 10/15/45	307	362,982
Series B, 7.50%, 04/15/38(a)	665	795,471
Enbridge, Inc.
2.50%, 08/01/33(a)	2,135	1,862,485
3.13%, 11/15/29	1,940	1,875,986
3.40%, 08/01/51	1,810	1,261,401
3.70%, 07/15/27(a)	1,590	1,586,572
4.00%, 11/15/49(a)	1,220	955,997
4.20%, 11/20/28(a)	825	830,069
4.50%, 02/15/31(a)	2,105	2,126,113
4.50%, 06/10/44	1,159	1,005,660
4.60%, 06/20/28	1,550	1,570,825
4.90%, 06/20/30	1,520	1,565,844
5.20%, 11/20/35	1,340	1,366,311
5.25%, 04/05/27	800	810,682
5.30%, 04/05/29	2,145	2,223,221
5.50%, 12/01/46(a)	1,546	1,527,552
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(d)	1,575	1,581,813
5.55%, 06/20/35	1,760	1,845,473
5.63%, 04/05/34	2,370	2,508,745
5.70%, 03/08/33	6,045	6,424,813
5.95%, 04/05/54(a)	1,980	2,041,723
6.00%, 11/15/28	1,420	1,495,919
6.20%, 11/15/30(a)	1,725	1,867,331
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(a)(d)	1,416	1,442,801
6.70%, 11/15/53(a)	2,240	2,518,998
7.20%, 06/27/54, (5-year CMT + 2.97%)(d)	1,370	1,476,431
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(d)	345	368,047
7.38%, 01/15/83, (5-year CMT + 3.71%)(d)	1,510	1,562,809
7.63%, 01/15/83, (5-year CMT + 4.42%)(a)(d)	435	477,972
8.25%, 01/15/84, (5-year CMT + 3.79%)(a)(d)	1,060	1,141,824
8.50%, 01/15/84, (5-year CMT + 4.43%)(a)(d)	1,910	2,204,367
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(d)	1,523	1,550,050
Energy Transfer LP
3.75%, 05/15/30	2,785	2,739,591
4.00%, 10/01/27	397	397,446
4.15%, 09/15/29	1,448	1,452,064
4.20%, 04/15/27(a)	927	929,430
4.40%, 03/15/27(a)	1,192	1,195,743
4.55%, 01/15/31	590	595,654
4.90%, 03/15/35	1,788	1,784,318
4.95%, 05/15/28	1,532	1,560,488
4.95%, 06/15/28	1,765	1,800,267
4.95%, 01/15/43(a)	594	540,355
5.00%, 05/15/44	1,220	1,090,234
5.00%, 05/15/50	3,465	2,961,591
5.15%, 02/01/43(a)	728	668,150
5.15%, 03/15/45	2,020	1,826,840
5.20%, 04/01/30	425	441,970
5.25%, 04/15/29	2,470	2,551,047
Security	Par (000)	Value
Pipelines (continued)
5.25%, 07/01/29	$1,035	$1,073,196
5.30%, 04/01/44	2,103	1,962,117
5.30%, 04/15/47	1,283	1,172,479
5.35%, 01/15/36(a)	270	274,508
5.35%, 05/15/45	1,346	1,242,954
5.40%, 10/01/47(a)	2,621	2,418,568
5.50%, 06/01/27	1,393	1,414,062
5.55%, 02/15/28	2,179	2,242,989
5.55%, 05/15/34	1,475	1,534,645
5.60%, 09/01/34	2,595	2,711,272
5.70%, 04/01/35	1,994	2,094,730
5.75%, 02/15/33	3,235	3,438,149
5.95%, 10/01/43	712	717,533
5.95%, 05/15/54	3,268	3,154,976
6.00%, 02/01/29(b)	1,525	1,540,764
6.00%, 06/15/48	1,675	1,652,058
6.05%, 06/01/41	832	858,123
6.05%, 09/01/54	2,310	2,258,815
6.10%, 12/01/28	895	942,061
6.10%, 02/15/42	642	657,442
6.13%, 12/15/45	2,280	2,304,779
6.20%, 04/01/55	2,385	2,384,537
6.25%, 04/15/49	3,996	4,040,051
6.30%, 01/15/56(a)	930	941,119
6.40%, 12/01/30	1,870	2,036,553
6.50%, 02/01/42(a)	1,490	1,594,419
6.55%, 12/01/33	2,555	2,829,701
6.63%, 10/15/36(a)	920	1,027,374
6.85%, 02/15/40	810	882,481
7.38%, 02/01/31(b)	1,333	1,383,676
7.50%, 07/01/38	925	1,088,672
8.25%, 11/15/29(a)	994	1,123,748
Series 20Y, 5.80%, 06/15/38(a)	1,005	1,044,210
Enterprise Products Operating LLC
2.80%, 01/31/30	2,243	2,149,425
3.13%, 07/31/29	2,554	2,494,881
3.20%, 02/15/52	1,899	1,277,816
3.30%, 02/15/53	1,952	1,331,017
3.70%, 01/31/51	1,751	1,310,488
3.95%, 01/31/60	2,301	1,714,250
4.15%, 10/16/28(a)	1,777	1,793,374
4.20%, 01/31/50	1,999	1,642,110
4.25%, 02/15/48	2,377	1,981,590
4.30%, 06/20/28	2,270	2,294,244
4.45%, 02/15/43	2,259	2,021,259
4.60%, 01/15/31	2,520	2,576,473
4.80%, 02/01/49	1,225	1,101,504
4.85%, 01/31/34(a)	1,470	1,503,276
4.85%, 08/15/42	1,555	1,467,004
4.85%, 03/15/44	2,741	2,557,420
4.90%, 05/15/46	2,115	1,956,952
4.95%, 02/15/35	1,935	1,982,092
4.95%, 10/15/54	902	815,422
5.10%, 02/15/45	2,326	2,226,759
5.20%, 01/15/36	2,240	2,309,345
5.35%, 01/31/33	1,480	1,564,426
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(d)	1,133	1,136,178
5.55%, 02/16/55(a)	2,325	2,300,902
5.70%, 02/15/42	1,187	1,231,977
5.95%, 02/01/41	1,290	1,380,110
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.13%, 10/15/39	$1,392	$1,525,944
6.45%, 09/01/40	1,400	1,573,019
7.55%, 04/15/38	815	996,123
Series D, 6.88%, 03/01/33	1,212	1,391,882
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(d)	1,241	1,241,993
Series H, 6.65%, 10/15/34	905	1,030,250
Series J, 5.75%, 03/01/35	650	691,430
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	426	436,483
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,505	1,401,795
4.32%, 12/30/39(b)	880	752,276
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	1,636	1,580,690
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	1,165	1,048,819
2.55%, 07/01/30(b)	1,020	956,099
5.75%, 07/15/35(b)	760	801,588
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	128	125,338
2.16%, 03/31/34(b)	2,195	2,002,621
2.63%, 03/31/36(a)(b)	3,035	2,699,075
2.94%, 09/30/40(b)	3,089	2,647,537
3.25%, 09/30/40(b)	2,615	2,143,627
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	404	405,872
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	830	821,032
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,097,502
6.10%, 08/23/42(b)	2,000	2,094,124
6.13%, 02/23/38(b)	1,255	1,336,374
6.51%, 02/23/42(b)	2,290	2,511,468
Gulfstream Natural Gas System LLC
5.60%, 07/23/35(b)	1,080	1,124,995
5.95%, 10/15/45(b)	509	528,696
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	1,239	1,127,455
5.00%, 08/15/42	1,153	1,087,271
5.00%, 03/01/43	1,280	1,193,373
5.40%, 09/01/44	970	937,022
5.50%, 03/01/44	1,273	1,248,325
5.63%, 09/01/41	639	642,812
5.80%, 03/15/35	1,310	1,398,077
6.38%, 03/01/41	935	1,018,422
6.50%, 02/01/37	723	808,642
6.50%, 09/01/39	1,162	1,287,274
6.55%, 09/15/40	754	837,301
6.95%, 01/15/38	2,200	2,534,646
7.30%, 08/15/33	1,030	1,199,717
7.40%, 03/15/31(a)	729	832,871
7.50%, 11/15/40	926	1,123,101
7.75%, 03/15/32	677	793,228
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	1,385	1,254,790
3.25%, 08/01/50	1,357	914,260
3.60%, 02/15/51	1,942	1,394,175
4.30%, 03/01/28	2,772	2,793,939
4.80%, 02/01/33	1,843	1,876,117
5.00%, 02/01/29(a)	1,580	1,627,673
5.05%, 02/15/46	1,327	1,221,913
5.10%, 08/01/29	1,020	1,056,619
5.15%, 06/01/30	1,550	1,613,131
Security	Par (000)	Value
Pipelines (continued)
5.20%, 06/01/33	$2,775	$2,895,755
5.20%, 03/01/48	1,626	1,521,117
5.30%, 12/01/34	1,517	1,573,795
5.40%, 02/01/34	2,085	2,189,468
5.45%, 08/01/52	1,310	1,242,985
5.55%, 06/01/45	2,663	2,633,000
5.85%, 06/01/35(a)	605	650,419
5.95%, 08/01/54(a)	1,725	1,762,321
7.75%, 01/15/32	1,736	2,040,748
7.80%, 08/01/31	893	1,045,030
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	810	816,125
MPLX LP
2.65%, 08/15/30	2,935	2,750,276
4.00%, 03/15/28	2,317	2,319,759
4.13%, 03/01/27	1,932	1,933,151
4.25%, 12/01/27	1,452	1,458,470
4.50%, 04/15/38	3,057	2,836,471
4.70%, 04/15/48	2,841	2,396,283
4.80%, 02/15/29	896	913,330
4.80%, 02/15/31	1,995	2,036,628
4.90%, 04/15/58	1,238	1,022,830
4.95%, 09/01/32	2,004	2,040,247
4.95%, 03/14/52	2,178	1,870,251
5.00%, 01/15/33	2,220	2,256,091
5.00%, 03/01/33	2,720	2,764,790
5.20%, 03/01/47(a)	1,946	1,773,622
5.20%, 12/01/47	746	676,598
5.30%, 04/01/36	1,125	1,135,132
5.40%, 04/01/35	1,811	1,853,725
5.40%, 09/15/35	2,180	2,226,216
5.50%, 06/01/34	3,297	3,417,570
5.50%, 02/15/49(a)	3,220	3,014,264
5.65%, 03/01/53	1,335	1,260,271
5.95%, 04/01/55(a)	1,780	1,747,520
6.10%, 04/01/56	935	934,162
6.20%, 09/15/55	1,740	1,767,841
NGPL PipeCo LLC
3.25%, 07/15/31(b)	1,385	1,298,993
4.88%, 08/15/27(a)(b)	696	700,848
7.77%, 12/15/37(a)(b)	742	885,488
Northern Natural Gas Co.
3.40%, 10/16/51(b)	1,375	952,937
4.10%, 09/15/42(b)	425	353,469
4.30%, 01/15/49(b)	1,610	1,338,906
5.63%, 02/01/54(b)	1,130	1,114,469
Northwest Pipeline LLC, 4.00%, 04/01/27	760	760,283
ONEOK Partners LP
6.13%, 02/01/41(a)	1,144	1,201,784
6.20%, 09/15/43	775	801,830
6.65%, 10/01/36(a)	1,209	1,343,953
6.85%, 10/15/37	1,125	1,263,024
ONEOK, Inc.
3.10%, 03/15/30	1,590	1,523,811
3.25%, 06/01/30	1,190	1,142,963
3.40%, 09/01/29	1,211	1,184,157
3.95%, 03/01/50	1,730	1,275,737
4.00%, 07/13/27	955	955,749
4.20%, 12/01/42	311	253,751
4.20%, 03/15/45	385	303,995
4.20%, 10/03/47	1,140	895,379

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.25%, 09/24/27	$390	$391,866
4.25%, 09/15/46	1,195	952,379
4.35%, 03/15/29	1,514	1,524,302
4.40%, 10/15/29	1,055	1,063,908
4.45%, 09/01/49(a)	490	404,343
4.50%, 03/15/50	785	648,008
4.55%, 07/15/28	1,134	1,146,346
4.75%, 10/15/31	1,915	1,942,484
4.85%, 02/01/49	895	766,946
4.95%, 10/15/32	1,200	1,220,861
4.95%, 07/13/47	254	225,398
5.05%, 11/01/34	3,330	3,342,142
5.05%, 04/01/45	460	411,163
5.15%, 10/15/43	971	896,375
5.20%, 07/15/48	1,779	1,622,042
5.38%, 06/01/29	925	958,156
5.40%, 10/15/35	1,590	1,623,353
5.45%, 06/01/47(a)	925	873,480
5.60%, 04/01/44	765	734,496
5.63%, 01/15/28(a)(b)	2,015	2,057,709
5.65%, 11/01/28	1,639	1,705,301
5.65%, 09/01/34	1,480	1,546,621
5.70%, 11/01/54	2,835	2,671,250
5.80%, 11/01/30(a)	460	487,602
5.85%, 11/01/64	1,440	1,366,352
6.00%, 06/15/35	1,055	1,123,675
6.05%, 09/01/33	2,400	2,576,949
6.10%, 11/15/32	1,520	1,640,771
6.25%, 10/15/55(a)	2,010	2,036,932
6.35%, 01/15/31	1,551	1,680,316
6.40%, 05/01/37(a)	1,495	1,617,896
6.50%, 09/01/30(b)	2,050	2,212,850
6.63%, 09/01/53	2,965	3,142,458
7.15%, 01/15/51	789	887,344
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	512	526,365
Plains All American Pipeline LP, 5.95%, 06/15/35	1,830	1,933,448
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	1,407	1,379,809
3.80%, 09/15/30	1,880	1,844,752
4.30%, 01/31/43	779	656,147
4.70%, 01/15/31	1,125	1,142,656
4.70%, 06/15/44(a)	1,519	1,326,443
4.90%, 02/15/45	1,164	1,039,131
5.15%, 06/01/42(a)	977	911,976
5.60%, 01/15/36	1,010	1,035,431
5.70%, 09/15/34	1,565	1,634,463
6.65%, 01/15/37	1,035	1,144,510
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	590	588,659
Sabal Trail Transmission LLC
4.25%, 05/01/28(a)(b)	1,185	1,183,563
4.68%, 05/01/38(b)	982	947,534
4.83%, 05/01/48(a)(b)	730	645,628
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,746	2,757,130
4.50%, 05/15/30(a)	3,356	3,393,434
5.00%, 03/15/27	2,190	2,200,284
5.90%, 09/15/37	827	879,710
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	692	624,020
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	$545	$550,887
5.03%, 10/01/29(a)	930	950,928
5.58%, 10/01/34	2,250	2,291,788
6.18%, 10/01/54	1,365	1,337,510
Southern Natural Gas Co. LLC
4.80%, 03/15/47(a)(b)	1,173	1,049,131
5.45%, 08/01/35(a)(b)	260	270,026
8.00%, 03/01/32(a)	557	650,391
Spectra Energy Partners LP
4.50%, 03/15/45	1,314	1,138,868
5.95%, 09/25/43	788	814,927
Targa Resources Corp.
4.20%, 02/01/33	575	558,408
4.35%, 01/15/29(a)	1,260	1,270,259
4.35%, 04/15/31	535	535,043
4.90%, 09/15/30	1,670	1,714,981
4.95%, 04/15/52	1,590	1,377,944
5.20%, 07/01/27	1,445	1,468,188
5.40%, 07/30/36	1,810	1,843,414
5.50%, 02/15/35	1,915	1,981,586
5.55%, 08/15/35	1,835	1,901,566
5.65%, 02/15/36	1,470	1,528,465
6.05%, 05/15/56	350	349,257
6.13%, 03/15/33	1,910	2,066,510
6.13%, 05/15/55	1,775	1,795,181
6.15%, 03/01/29	1,550	1,639,977
6.25%, 07/01/52(a)	1,323	1,355,799
6.50%, 03/30/34	2,075	2,298,325
6.50%, 02/15/53(a)	1,530	1,623,228
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,627	1,578,581
4.88%, 02/01/31	2,241	2,269,670
5.00%, 01/15/28	1,338	1,338,752
5.50%, 03/01/30	2,394	2,437,251
TC PipeLines LP, 3.90%, 05/25/27	1,056	1,053,939
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	2,106	2,013,484
7.00%, 03/15/27	525	541,757
7.00%, 10/15/28(a)	1,753	1,885,702
7.63%, 04/01/37	655	791,919
Texas Eastern Transmission LP
3.50%, 01/15/28(b)	1,010	1,000,851
4.15%, 01/15/48(b)	830	675,181
7.00%, 07/15/32	755	858,923
TMS Issuer SARL, 5.78%, 08/23/32(b)	1,260	1,312,514
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	495	447,447
4.10%, 04/15/30(a)	3,346	3,340,499
4.25%, 05/15/28	2,870	2,886,649
4.63%, 03/01/34	2,145	2,132,810
4.88%, 05/15/48(a)	420	379,698
5.00%, 10/16/43	750	719,938
5.10%, 03/15/49(a)	1,370	1,309,379
5.60%, 03/31/34	690	731,735
5.85%, 03/15/36	894	952,837
6.10%, 06/01/40	1,460	1,573,676
6.20%, 10/15/37(a)	1,915	2,084,029
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(d)	575	597,980
7.25%, 08/15/38	1,555	1,821,883
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.63%, 01/15/39	$2,195	$2,660,914
Transcanada Trust
5.30%, 03/15/77(a)(d)	2,042	2,049,923
5.50%, 09/15/79, (1-day SOFR + 4.42%)(d)	1,934	1,955,003
5.60%, 03/07/82, (5-year CMT + 3.99%)(d)	1,240	1,245,916
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,201	1,162,096
3.95%, 05/15/50	865	680,878
4.00%, 03/15/28	963	964,873
4.45%, 08/01/42	796	712,403
4.60%, 03/15/48	1,166	1,020,292
5.10%, 03/15/36(b)	645	657,621
5.40%, 08/15/41	945	941,810
5.75%, 03/15/56(b)	400	402,616
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	153	152,977
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	780	793,987
Valero Energy Partners LP, 4.50%, 03/15/28	944	953,264
Western Midstream Operating LP
4.05%, 02/01/30	1,690	1,669,452
4.50%, 03/01/28	1,000	1,007,538
4.75%, 08/15/28	845	857,405
4.80%, 03/01/31	1,005	1,013,514
5.25%, 02/01/50	1,720	1,493,790
5.30%, 03/01/48	1,835	1,620,893
5.45%, 11/15/34	1,735	1,764,971
5.45%, 04/01/44	1,345	1,239,071
5.50%, 12/15/35	760	766,552
5.50%, 08/15/48	735	663,142
6.15%, 04/01/33	1,065	1,139,636
6.35%, 01/15/29	1,045	1,104,275
Whistler Pipeline LLC
5.40%, 09/30/29(b)	395	410,051
5.70%, 09/30/31(b)	277	290,592
5.95%, 09/30/34(b)	1,350	1,417,558
Williams Companies, Inc.(The)
2.60%, 03/15/31	2,415	2,234,663
3.50%, 11/15/30	2,107	2,041,611
3.50%, 10/15/51	1,375	970,344
3.75%, 06/15/27	2,632	2,626,208
4.63%, 06/30/30	1,430	1,454,651
4.65%, 08/15/32	2,345	2,373,702
4.80%, 11/15/29	1,145	1,173,582
4.85%, 03/01/48	1,551	1,373,855
4.90%, 03/15/29	2,250	2,308,465
4.90%, 01/15/45	1,007	919,067
5.10%, 09/15/45	2,064	1,931,768
5.15%, 03/15/34	2,230	2,287,881
5.15%, 03/15/36	2,135	2,160,041
5.30%, 08/15/28	1,790	1,848,100
5.30%, 09/30/35	2,430	2,495,148
5.30%, 08/15/52(a)	1,385	1,294,048
5.40%, 03/04/44	966	938,398
5.60%, 03/15/35	1,495	1,571,129
5.65%, 03/15/33(a)	2,260	2,391,457
5.75%, 06/24/44	890	902,255
5.80%, 11/15/43	780	787,020
5.80%, 11/15/54(a)	1,430	1,422,373
5.95%, 03/15/56	1,755	1,781,666
6.00%, 03/15/55	880	902,790
Security	Par (000)	Value
Pipelines (continued)
6.30%, 04/15/40	$2,047	$2,231,775
7.75%, 06/15/31	512	588,403
8.75%, 03/15/32	733	895,893
Series A, 7.50%, 01/15/31(a)	737	842,378
		636,484,702
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	1,199	1,117,870
4.87%, 02/15/29(b)	1,405	1,426,405
5.00%, 03/15/48(a)(b)	725	645,151
Brookfield Finance, Inc., 5.81%, 03/03/55	1,145	1,117,715
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	755	741,745
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	1,063	1,036,688
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	840	829,810
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,133	1,114,572
EQT AB, 5.85%, 05/08/35(b)	775	797,521
KKR & Co., Inc., 5.10%, 08/07/35(a)	1,095	1,083,669
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,663	1,529,179
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	1,563	1,538,337
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	950	671,400
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,385	955,958
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	1,265	822,664
		15,428,684
Real Estate — 0.1%
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.02%)(b)(d)	70	69,469
Brookfield Corp., 7.38%, 03/01/33(a)	355	401,798
CBRE Services, Inc.
2.50%, 04/01/31	1,327	1,210,689
4.80%, 06/15/30	895	912,982
4.90%, 01/15/33	705	713,871
5.50%, 04/01/29(a)	825	856,893
5.50%, 06/15/35(a)	800	828,924
5.95%, 08/15/34	1,725	1,844,904
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/31(b)	465	431,175
5.50%, 01/30/33(b)	850	853,145
CoStar Group, Inc., 2.80%, 07/15/30(b)	1,945	1,787,922
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	290	310,080
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	347,702
3.65%, 07/20/27(b)	150	149,233
3.95%, 01/24/29(b)	375	373,535
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,100	998,617
3.88%, 03/20/27(b)	760	759,545
4.13%, 02/01/29(a)(b)	1,250	1,252,117
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	65	75,247
		14,177,848

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 3.1%
Agree LP
2.00%, 06/15/28	$790	$757,348
2.60%, 06/15/33	500	436,244
2.90%, 10/01/30	695	657,169
4.80%, 10/01/32	480	488,861
5.60%, 06/15/35	640	675,408
5.63%, 06/15/34	695	733,523
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	1,496	1,244,894
2.00%, 05/18/32	1,900	1,632,977
2.75%, 12/15/29	1,065	1,010,569
2.95%, 03/15/34	1,725	1,501,138
3.38%, 08/15/31	1,507	1,419,114
3.55%, 03/15/52	815	585,687
3.95%, 01/15/28	940	937,840
4.00%, 02/01/50	1,193	914,003
4.50%, 07/30/29(a)	239	240,862
4.70%, 07/01/30(a)	986	1,001,100
4.75%, 04/15/35	1,278	1,245,329
4.85%, 04/15/49	713	622,017
4.90%, 12/15/30(a)	1,652	1,685,642
5.15%, 04/15/53(a)	1,110	1,007,236
5.25%, 03/15/36	1,350	1,350,850
5.25%, 05/15/36(a)	575	577,861
5.50%, 10/01/35(a)	1,155	1,188,449
5.63%, 05/15/54(a)	855	827,137
American Assets Trust LP
3.38%, 02/01/31	1,009	929,151
6.15%, 10/01/34	860	881,351
American Homes 4 Rent LP
2.38%, 07/15/31	711	640,901
3.38%, 07/15/51(a)	605	408,420
3.63%, 04/15/32(a)	1,075	1,020,377
4.25%, 02/15/28	1,115	1,117,208
4.30%, 04/15/52	615	487,994
4.90%, 02/15/29	937	954,551
4.95%, 06/15/30	1,110	1,132,672
5.25%, 03/15/35	1,005	1,013,746
5.50%, 02/01/34	1,125	1,161,916
5.50%, 07/15/34	720	743,419
American Tower Corp.
1.50%, 01/31/28	1,326	1,267,550
1.88%, 10/15/30	1,949	1,759,717
2.10%, 06/15/30	1,793	1,646,300
2.30%, 09/15/31	811	729,235
2.70%, 04/15/31	1,709	1,586,908
2.90%, 01/15/30	1,942	1,855,659
2.95%, 01/15/51	1,593	1,029,261
3.10%, 06/15/50	930	624,670
3.55%, 07/15/27	1,072	1,066,592
3.60%, 01/15/28	2,083	2,067,782
3.65%, 03/15/27	1,115	1,111,174
3.70%, 10/15/49	1,003	757,014
3.80%, 08/15/29	2,931	2,907,289
3.95%, 03/15/29	1,497	1,492,193
4.05%, 03/15/32(a)	1,335	1,315,756
4.70%, 12/15/32(a)	1,020	1,031,736
4.90%, 03/15/30	1,525	1,567,131
5.00%, 01/31/30	720	741,491
5.20%, 02/15/29	780	805,407
5.25%, 07/15/28	690	709,911
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.35%, 03/15/35	$1,485	$1,541,984
5.40%, 01/31/35(a)	1,065	1,109,114
5.45%, 02/15/34(a)	1,060	1,109,621
5.50%, 03/15/28(a)	1,403	1,443,315
5.55%, 07/15/33	1,780	1,879,604
5.65%, 03/15/33	781	829,963
5.80%, 11/15/28	1,860	1,943,813
5.90%, 11/15/33	1,185	1,278,672
Americold Realty Operating Partnership LP
5.41%, 09/12/34	805	797,867
5.60%, 05/15/32(a)	810	829,832
AvalonBay Communities, Inc.
1.90%, 12/01/28(a)	1,055	1,002,811
2.05%, 01/15/32	1,225	1,090,503
2.30%, 03/01/30(a)	1,685	1,578,673
2.45%, 01/15/31	740	685,899
3.20%, 01/15/28	1,311	1,298,244
3.30%, 06/01/29	723	709,888
3.35%, 05/15/27	812	808,058
3.90%, 10/15/46	582	475,019
4.15%, 07/01/47(a)	444	373,720
4.35%, 12/01/30	1,095	1,105,823
4.35%, 04/15/48	472	407,971
5.00%, 02/15/33	644	666,100
5.00%, 08/01/35(a)	670	687,209
5.30%, 12/07/33	855	900,713
5.35%, 06/01/34	560	588,765
Boston Properties LP
2.45%, 10/01/33	2,092	1,729,400
2.55%, 04/01/32(a)	1,916	1,684,221
2.90%, 03/15/30	1,000	943,642
3.25%, 01/30/31(a)	1,807	1,702,058
3.40%, 06/21/29	2,030	1,977,053
4.50%, 12/01/28(a)	2,559	2,580,524
5.75%, 01/15/35	885	901,596
6.50%, 01/15/34	1,965	2,107,065
6.75%, 12/01/27	2,270	2,368,712
Brixmor Operating Partnership LP
2.25%, 04/01/28	770	743,228
2.50%, 08/16/31(a)	615	559,111
3.90%, 03/15/27	847	845,877
4.05%, 07/01/30	1,908	1,890,908
4.13%, 05/15/29	1,363	1,365,331
4.85%, 02/15/33	255	257,247
5.20%, 04/01/32	630	650,696
5.50%, 02/15/34(a)	565	588,368
5.75%, 02/15/35(a)	645	683,740
Broadstone Net Lease LLC
2.60%, 09/15/31	655	587,552
5.00%, 11/01/32	500	505,437
Camden Property Trust
2.80%, 05/15/30	1,487	1,414,073
3.15%, 07/01/29	1,649	1,605,298
3.35%, 11/01/49	627	450,258
4.10%, 10/15/28(a)	960	965,217
4.90%, 01/15/34	655	669,804
4.90%, 02/28/36	700	700,186
CFE Fibra E, 5.88%, 09/23/40(b)	10	9,859
COPT Defense Properties LP
2.00%, 01/15/29	915	863,817
2.75%, 04/15/31(a)	835	771,125
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 12/01/33	$880	$763,419
4.50%, 10/15/30	600	602,619
Cousins Properties LP
4.88%, 03/01/33	540	534,796
5.25%, 07/15/30	845	873,351
5.38%, 02/15/32(a)	600	619,425
5.88%, 10/01/34(a)	755	790,915
Crown Castle, Inc.
2.10%, 04/01/31	2,237	1,995,647
2.25%, 01/15/31	2,131	1,926,394
2.50%, 07/15/31	1,494	1,350,333
2.90%, 03/15/27	1,319	1,304,622
2.90%, 04/01/41	2,150	1,598,969
3.10%, 11/15/29	1,279	1,228,080
3.25%, 01/15/51	1,907	1,284,143
3.30%, 07/01/30	1,795	1,719,234
3.65%, 09/01/27	1,565	1,557,249
3.80%, 02/15/28	2,710	2,698,153
4.00%, 03/01/27	922	922,006
4.00%, 11/15/49	462	355,434
4.15%, 07/01/50	443	352,179
4.30%, 02/15/29(a)	1,573	1,580,986
4.75%, 05/15/47(a)	1,016	892,325
4.80%, 09/01/28(a)	1,420	1,443,560
4.90%, 09/01/29	600	611,798
5.00%, 01/11/28	1,932	1,965,774
5.10%, 05/01/33	1,467	1,495,139
5.20%, 09/01/34	1,320	1,350,089
5.20%, 02/15/49	403	369,742
5.60%, 06/01/29	1,859	1,936,544
5.80%, 03/01/34	1,625	1,721,209
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	25	24,451
CubeSmart LP
2.00%, 02/15/31	760	679,755
2.25%, 12/15/28	887	845,391
2.50%, 02/15/32	1,005	902,383
3.00%, 02/15/30(a)	946	906,455
4.38%, 02/15/29	700	705,358
5.13%, 11/01/35(a)	495	504,265
Digital Realty Trust LP
3.60%, 07/01/29	1,687	1,664,926
3.70%, 08/15/27	1,632	1,625,568
4.45%, 07/15/28	1,190	1,202,275
5.55%, 01/15/28	1,745	1,795,735
DOC DR LLC
2.63%, 11/01/31	746	678,257
3.95%, 01/15/28	952	950,847
4.30%, 03/15/27	553	554,097
EPR Properties
3.60%, 11/15/31	455	426,567
3.75%, 08/15/29	555	541,402
4.50%, 06/01/27	410	410,722
4.75%, 11/15/30	500	501,471
4.95%, 04/15/28	375	379,388
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	1,535	1,533,849
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	1,325	1,340,781
4.70%, 03/15/33	2,000	2,007,406
5.50%, 06/15/34	925	965,288
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix, Inc.
1.55%, 03/15/28	$1,406	$1,340,854
1.80%, 07/15/27	1,165	1,131,616
2.00%, 05/15/28	985	944,205
2.15%, 07/15/30	2,643	2,419,246
2.50%, 05/15/31	2,616	2,387,543
2.95%, 09/15/51(a)	1,169	740,544
3.00%, 07/15/50	1,056	682,881
3.20%, 11/18/29	2,687	2,597,066
3.40%, 02/15/52	901	622,401
3.90%, 04/15/32	2,435	2,358,291
ERP Operating LP
1.85%, 08/01/31(a)	850	758,187
2.50%, 02/15/30	1,295	1,227,771
3.00%, 07/01/29	1,345	1,306,774
3.25%, 08/01/27	800	794,353
3.50%, 03/01/28(a)	1,177	1,169,184
4.00%, 08/01/47(a)	395	323,995
4.15%, 12/01/28	1,028	1,034,803
4.50%, 07/01/44	1,179	1,074,355
4.50%, 06/01/45	485	430,183
4.65%, 09/15/34	1,085	1,087,730
4.95%, 06/15/32	1,165	1,203,195
Essential Properties LP
2.95%, 07/15/31	627	578,714
5.40%, 12/01/35	505	514,714
Essex Portfolio LP
1.65%, 01/15/31	660	582,557
1.70%, 03/01/28	915	876,609
2.55%, 06/15/31	500	457,841
2.65%, 03/15/32	1,358	1,224,850
2.65%, 09/01/50	485	293,660
3.00%, 01/15/30	912	873,679
3.63%, 05/01/27	656	654,070
4.00%, 03/01/29	1,156	1,153,730
4.50%, 03/15/48	770	660,783
4.88%, 02/15/36	825	814,538
5.38%, 04/01/35	860	889,786
5.50%, 04/01/34	790	823,978
Extra Space Storage LP
2.20%, 10/15/30	669	611,561
2.35%, 03/15/32	1,090	963,114
2.40%, 10/15/31	955	856,017
2.55%, 06/01/31	820	749,165
3.88%, 12/15/27(a)	888	887,262
3.90%, 04/01/29	1,555	1,547,123
4.00%, 06/15/29	637	635,010
4.95%, 01/15/33(a)	380	386,068
5.35%, 01/15/35(a)	1,115	1,147,555
5.40%, 02/01/34	840	866,504
5.40%, 06/15/35	890	919,778
5.50%, 07/01/30	1,575	1,647,775
5.70%, 04/01/28	1,525	1,575,064
5.90%, 01/15/31	1,010	1,075,892
Federal Realty OP LP
3.20%, 06/15/29	590	574,357
3.25%, 07/15/27	925	916,843
3.50%, 06/01/30	1,019	990,418
3.63%, 08/01/46(a)	444	330,363
4.50%, 12/01/44	828	734,653
5.38%, 05/01/28	565	580,454

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
FIBRA Prologis
5.50%, 11/26/35(b)	$70	$70,945
5.63%, 01/14/38(b)	900	909,801
First Industrial LP, 5.25%, 01/15/31	455	467,861
Global Net Lease, Inc., 4.50%, 09/30/28(b)	35	34,415
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	1,490	1,358,971
4.00%, 01/15/30	1,142	1,115,008
4.00%, 01/15/31	1,673	1,612,337
5.25%, 02/15/33	440	443,217
5.30%, 01/15/29	1,245	1,270,889
5.63%, 09/15/34	1,545	1,573,065
5.63%, 03/01/36	670	669,923
5.75%, 06/01/28	1,334	1,367,213
5.75%, 11/01/37	785	781,730
6.25%, 09/15/54(a)	1,275	1,275,129
6.75%, 12/01/33	675	734,310
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	375	376,387
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	425	402,637
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	1,235	1,257,160
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	927	919,976
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	1,327	1,176,055
2.05%, 03/15/31	818	727,224
2.40%, 03/15/30(a)	1,035	959,841
3.10%, 02/15/30(a)	1,004	961,572
3.63%, 01/15/28	676	670,446
3.75%, 07/01/27	1,021	1,017,445
Healthpeak OP LLC
2.13%, 12/01/28	1,342	1,276,506
2.88%, 01/15/31(a)	1,533	1,435,808
3.00%, 01/15/30	1,816	1,737,448
3.50%, 07/15/29	875	857,653
4.75%, 01/15/33	450	452,265
5.25%, 12/15/32(a)	1,280	1,323,411
5.38%, 02/15/35(a)	905	933,603
6.75%, 02/01/41	777	864,326
Highwoods Realty LP
2.60%, 02/01/31(a)	635	571,193
3.05%, 02/15/30	573	539,040
3.88%, 03/01/27(a)	250	248,932
4.13%, 03/15/28	492	488,837
4.20%, 04/15/29	559	553,081
5.35%, 01/15/33	250	251,500
7.65%, 02/01/34	155	176,731
Host Hotels & Resorts LP
4.25%, 12/15/28	275	276,208
5.50%, 04/15/35	1,415	1,443,318
5.70%, 06/15/32	865	911,246
5.70%, 07/01/34	1,115	1,162,456
Series H, 3.38%, 12/15/29	986	954,712
Series I, 3.50%, 09/15/30	2,116	2,026,958
Series J, 2.90%, 12/15/31	900	822,050
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,306	1,151,020
2.30%, 11/15/28	1,265	1,204,362
2.70%, 01/15/34	695	595,357
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 04/15/32	$940	$914,898
4.88%, 02/01/35	940	933,083
4.95%, 01/15/33	790	795,525
5.45%, 08/15/30	1,310	1,364,776
5.50%, 08/15/33	670	692,498
Kilroy Realty LP
2.50%, 11/15/32(a)	1,233	1,033,774
2.65%, 11/15/33	1,460	1,196,357
3.05%, 02/15/30	1,042	970,887
4.25%, 08/15/29	770	756,043
4.75%, 12/15/28	1,005	1,010,432
5.88%, 10/15/35	465	458,396
6.25%, 01/15/36	655	668,616
Kimco Realty OP LLC
1.90%, 03/01/28	958	923,333
2.25%, 12/01/31	785	707,084
2.70%, 10/01/30	1,121	1,062,362
3.20%, 04/01/32	465	436,842
3.70%, 10/01/49	556	422,775
3.80%, 04/01/27	720	720,243
4.13%, 12/01/46	698	591,904
4.25%, 04/01/45	864	742,307
4.45%, 09/01/47	570	497,638
4.60%, 02/01/33(a)	1,500	1,516,174
4.85%, 03/01/35	860	869,784
5.30%, 02/01/36	1,035	1,075,951
6.40%, 03/01/34(a)	1,190	1,325,994
Kite Realty Group LP
4.95%, 12/15/31	600	614,467
5.20%, 08/15/32	335	345,432
5.50%, 03/01/34	445	464,333
Kite Realty Group Trust, 4.75%, 09/15/30	795	810,521
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(b)	10	9,903
5.50%, 08/01/30(a)	30	30,765
7.00%, 07/15/31(b)	30	31,633
Lineage OP LP, 5.25%, 07/15/30	295	301,050
LXP Industrial Trust
2.38%, 10/01/31	538	477,554
2.70%, 09/15/30	705	653,765
Mid-America Apartments LP
1.70%, 02/15/31	1,237	1,098,966
2.75%, 03/15/30(a)	560	534,630
2.88%, 09/15/51(a)	569	366,848
3.60%, 06/01/27	910	907,810
3.95%, 03/15/29	1,556	1,556,664
4.20%, 06/15/28	875	881,041
4.65%, 01/15/33(a)	570	573,476
4.95%, 03/01/35	630	639,189
5.00%, 03/15/34	590	600,957
5.30%, 02/15/32(a)	645	677,397
National Health Investors, Inc.
3.00%, 02/01/31	729	668,675
5.35%, 02/01/33	330	333,737
NNN REIT, Inc.
2.50%, 04/15/30	1,299	1,217,870
3.00%, 04/15/52	820	525,457
3.10%, 04/15/50	783	521,111
3.50%, 10/15/27	785	780,580
3.50%, 04/15/51	715	515,477
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 10/15/28	$812	$817,515
4.60%, 02/15/31(a)	850	861,407
4.80%, 10/15/48(a)	502	451,207
5.50%, 06/15/34	955	998,334
5.60%, 10/15/33	859	905,664
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(a)	1,270	1,146,781
3.38%, 02/01/31(a)	1,193	1,125,840
3.63%, 10/01/29	923	899,416
4.50%, 04/01/27	1,165	1,166,806
4.75%, 01/15/28	1,010	1,019,732
5.20%, 07/01/30	1,040	1,066,625
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	685	622,241
4.95%, 01/15/35	380	380,107
5.25%, 08/15/32	535	553,826
5.75%, 07/15/34	615	651,059
Piedmont Operating Partnership LP
2.75%, 04/01/32	407	354,579
3.15%, 08/15/30(a)	361	335,575
5.63%, 01/15/33	425	427,090
6.88%, 07/15/29(a)	150	159,462
Prologis LP
1.25%, 10/15/30(a)	1,373	1,214,273
1.63%, 03/15/31(a)	357	317,837
1.75%, 07/01/30(a)	785	713,711
1.75%, 02/01/31(a)	1,325	1,185,873
2.13%, 04/15/27	821	806,150
2.13%, 10/15/50	1,311	720,209
2.25%, 04/15/30	1,666	1,560,282
2.25%, 01/15/32	1,555	1,400,380
2.88%, 11/15/29	858	826,983
3.00%, 04/15/50	1,109	746,867
3.05%, 03/01/50	592	400,903
3.38%, 12/15/27	774	769,102
3.88%, 09/15/28(a)	485	485,227
4.00%, 09/15/28	1,048	1,051,455
4.38%, 02/01/29	914	925,814
4.38%, 09/15/48	775	661,412
4.63%, 01/15/33	1,155	1,172,173
4.75%, 01/15/31(a)	760	784,087
4.75%, 06/15/33	1,345	1,373,945
4.88%, 06/15/28(a)	1,349	1,380,841
5.00%, 03/15/34	1,290	1,326,946
5.00%, 01/31/35	1,255	1,285,997
5.13%, 01/15/34	1,150	1,192,008
5.25%, 05/15/35	1,095	1,140,802
5.25%, 06/15/53	1,899	1,837,119
5.25%, 03/15/54	1,525	1,469,228
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	650	650,979
4.63%, 03/15/33(b)	900	898,226
4.75%, 01/15/36(b)	835	825,549
5.25%, 04/01/29(b)	870	899,291
5.25%, 01/15/35(b)	1,050	1,082,704
5.50%, 04/01/34(b)	615	645,041
Public Storage Operating Co.
1.85%, 05/01/28(a)	1,227	1,177,257
1.95%, 11/09/28	1,025	977,001
2.25%, 11/09/31(a)	1,075	973,869
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.30%, 05/01/31	$1,105	$1,013,857
3.09%, 09/15/27	1,025	1,017,587
3.39%, 05/01/29	1,140	1,125,282
4.38%, 07/01/30	1,560	1,585,368
5.00%, 07/01/35	790	813,556
5.10%, 08/01/33	1,345	1,404,064
5.13%, 01/15/29(a)	1,125	1,165,764
5.35%, 08/01/53	1,828	1,791,525
Rayonier LP, 2.75%, 05/17/31	867	792,676
Realty Income Corp.
1.80%, 03/15/33	670	564,676
2.10%, 03/15/28	905	873,328
2.20%, 06/15/28	1,002	965,326
2.70%, 02/15/32	571	522,889
2.85%, 12/15/32	1,222	1,113,396
3.10%, 12/15/29	1,060	1,028,910
3.20%, 02/15/31	1,035	989,469
3.25%, 06/15/29	776	759,619
3.25%, 01/15/31	1,951	1,872,110
3.40%, 01/15/28	1,163	1,153,288
3.40%, 01/15/30	976	954,552
3.65%, 01/15/28	1,087	1,083,425
3.95%, 08/15/27	485	485,977
3.95%, 02/01/29	830	831,817
4.00%, 07/15/29	724	724,639
4.50%, 02/01/33(a)	550	551,129
4.65%, 03/15/47	890	797,844
4.70%, 12/15/28(a)	1,140	1,163,057
4.75%, 02/15/29	600	613,355
4.85%, 03/15/30	955	985,000
4.90%, 07/15/33(a)	1,365	1,400,509
5.13%, 02/15/34(a)	1,260	1,306,053
5.13%, 04/15/35(a)	1,150	1,183,153
5.38%, 09/01/54	1,345	1,319,640
5.63%, 10/13/32(a)	1,190	1,272,197
5.88%, 03/15/35(a)	445	488,744
Regency Centers LP
2.95%, 09/15/29	846	818,058
3.70%, 06/15/30	1,118	1,103,183
4.13%, 03/15/28	1,212	1,217,956
4.40%, 02/01/47	693	604,568
4.50%, 03/15/33	320	320,111
4.65%, 03/15/49	570	506,597
5.00%, 07/15/32	690	711,210
5.10%, 01/15/35	770	787,300
5.25%, 01/15/34	519	538,771
Rexford Industrial Realty LP
2.13%, 12/01/30	789	714,925
2.15%, 09/01/31(a)	745	661,306
5.00%, 06/15/28	835	849,164
Sabra Health Care LP
3.20%, 12/01/31	975	901,687
3.90%, 10/15/29	617	607,684
Safehold GL Holdings LLC
2.80%, 06/15/31	1,037	956,732
2.85%, 01/15/32(a)	500	457,016
5.65%, 01/15/35(a)	765	797,990
6.10%, 04/01/34(a)	500	539,782
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(a)(b)	965	962,980
4.38%, 05/28/30(b)	1,195	1,210,566

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(b)(d)	$255	$258,496
Simon Property Group LP
1.75%, 02/01/28	1,380	1,329,146
2.20%, 02/01/31	1,205	1,100,106
2.25%, 01/15/32	1,300	1,164,785
2.45%, 09/13/29	2,984	2,836,895
2.65%, 07/15/30(a)	989	934,584
2.65%, 02/01/32(a)	1,536	1,401,945
3.25%, 09/13/49	2,492	1,752,355
3.38%, 06/15/27	1,329	1,322,505
3.38%, 12/01/27(a)	1,912	1,899,627
3.80%, 07/15/50	1,082	833,447
4.25%, 10/01/44	971	833,477
4.25%, 11/30/46	890	753,680
4.30%, 01/15/31	1,250	1,256,903
4.38%, 10/01/30	1,070	1,083,672
4.75%, 09/26/34	1,785	1,797,316
4.75%, 03/15/42	775	729,727
5.13%, 10/01/35	1,295	1,326,272
5.50%, 03/08/33	845	897,164
5.85%, 03/08/53(a)	1,360	1,412,869
6.25%, 01/15/34	735	813,593
6.65%, 01/15/54	1,240	1,408,212
6.75%, 02/01/40	1,249	1,455,163
Store Capital LLC
2.70%, 12/01/31	680	608,330
2.75%, 11/18/30	555	510,482
4.50%, 03/15/28	1,180	1,184,356
4.63%, 03/15/29	596	598,751
4.95%, 02/11/31(a)(b)	475	479,230
5.40%, 04/30/30	945	971,457
Sun Communities Operating LP
2.30%, 11/01/28	1,310	1,251,242
2.70%, 07/15/31	1,198	1,099,407
4.20%, 04/15/32	1,145	1,122,565
Tanger Properties LP
2.75%, 09/01/31(a)	675	617,375
3.88%, 07/15/27(a)	685	683,333
Trust 2401
4.87%, 01/15/30(b)	95	93,960
6.39%, 01/15/50(b)	330	320,539
7.38%, 02/13/34(b)	305	336,613
7.70%, 01/23/32(b)	215	237,091
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	1,369	1,315,673
6.95%, 01/30/44(a)(b)	1,305	1,352,215
7.38%, 02/13/34(b)	1,135	1,242,939
7.70%, 01/23/32(a)(b)	726	793,736
UDR, Inc.
1.90%, 03/15/33	753	631,262
2.10%, 08/01/32	730	635,299
2.10%, 06/15/33	470	396,733
3.00%, 08/15/31	1,053	987,146
3.10%, 11/01/34	608	533,586
3.20%, 01/15/30	1,127	1,093,848
3.50%, 07/01/27	670	666,355
3.50%, 01/15/28	828	821,288
4.40%, 01/26/29	788	796,036
5.13%, 09/01/34	530	541,353
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP
2.50%, 09/01/31	$835	$759,786
3.00%, 01/15/30	1,077	1,032,508
3.85%, 04/01/27	720	718,633
4.00%, 03/01/28	1,430	1,429,364
4.38%, 02/01/45	500	433,005
4.40%, 01/15/29	1,550	1,565,178
4.75%, 11/15/30	1,281	1,308,835
4.88%, 04/15/49	741	662,293
5.00%, 01/15/35	885	893,503
5.00%, 02/15/36	1,325	1,324,735
5.10%, 07/15/32	1,075	1,111,392
5.63%, 07/01/34	780	822,284
5.70%, 09/30/43(a)	511	523,978
VICI Properties LP
4.75%, 02/15/28	2,538	2,563,230
4.75%, 04/01/28	460	464,519
4.95%, 02/15/30	1,845	1,875,477
5.13%, 11/15/31	1,865	1,898,828
5.13%, 05/15/32(a)	2,670	2,708,267
5.63%, 04/01/35	1,235	1,270,913
5.63%, 05/15/52	1,650	1,550,332
5.75%, 04/01/34	885	919,402
6.13%, 04/01/54(a)	1,055	1,062,207
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	2,057	2,027,629
4.13%, 08/15/30(b)	1,480	1,445,561
4.50%, 01/15/28(a)(b)	705	707,659
4.63%, 12/01/29(b)	2,325	2,322,680
WEA Finance LLC
3.50%, 06/15/29(a)(b)	1,545	1,509,520
4.13%, 09/20/28(b)	1,376	1,370,699
4.63%, 09/20/48(b)	907	762,900
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	755	664,733
Welltower OP LLC
2.05%, 01/15/29	900	855,368
2.75%, 01/15/31	1,188	1,116,848
2.75%, 01/15/32	1,330	1,227,961
2.80%, 06/01/31	1,210	1,132,398
3.10%, 01/15/30	1,749	1,691,172
3.85%, 06/15/32	825	807,463
4.13%, 03/15/29	1,239	1,246,046
4.25%, 04/15/28	2,117	2,133,891
4.50%, 07/01/30	2,035	2,072,464
4.95%, 09/01/48(a)	915	865,420
5.13%, 07/01/35	1,360	1,402,508
5.13%, 03/15/43(a)	460	447,074
6.50%, 03/15/41	785	890,631
Weyerhaeuser Co.
3.38%, 03/09/33(a)	725	672,002
4.00%, 11/15/29	1,237	1,231,262
4.00%, 04/15/30	2,302	2,283,319
4.00%, 03/09/52	870	671,317
6.88%, 12/15/33	490	550,639
6.95%, 10/01/27	915	956,793
7.38%, 03/15/32(a)	1,189	1,362,324
WP Carey, Inc.
2.25%, 04/01/33	709	605,189
2.40%, 02/01/31	1,054	961,774
2.45%, 02/01/32(a)	555	496,662
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.85%, 07/15/29(a)	$839	$832,326
4.65%, 07/15/30	580	589,115
5.38%, 06/30/34(a)	555	576,726
		525,546,374
Retail — 2.1%
7-Eleven, Inc.
1.30%, 02/10/28(a)(b)	2,105	2,000,199
1.80%, 02/10/31(b)	3,590	3,188,831
2.50%, 02/10/41(a)(b)	1,532	1,082,401
2.80%, 02/10/51(b)	2,371	1,459,498
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(a)(b)	1,614	1,544,773
3.44%, 05/13/41(a)(b)	1,310	1,068,281
3.55%, 07/26/27(b)	1,538	1,530,486
3.63%, 05/13/51(a)(b)	585	427,862
3.80%, 01/25/50(b)	1,183	898,164
4.15%, 09/29/28(b)	1,065	1,070,991
4.50%, 07/26/47(b)	1,220	1,053,818
5.08%, 09/29/35(a)(b)	800	812,454
5.27%, 02/12/34(b)	1,515	1,571,644
5.62%, 02/12/54(a)(b)	1,110	1,113,101
Arcos Dorados BV, 6.38%, 01/29/32(b)	525	558,274
AutoNation, Inc.
1.95%, 08/01/28	1,015	966,599
2.40%, 08/01/31	989	888,734
3.80%, 11/15/27	700	697,416
3.85%, 03/01/32	970	925,654
4.45%, 01/15/29	890	896,670
4.75%, 06/01/30	960	973,822
5.89%, 03/15/35(a)	820	855,816
AutoZone, Inc.
1.65%, 01/15/31	956	847,444
3.75%, 06/01/27	883	881,206
3.75%, 04/18/29	1,079	1,069,783
4.00%, 04/15/30(a)	1,250	1,244,594
4.50%, 02/01/28	1,295	1,309,464
4.75%, 08/01/32	1,695	1,720,355
4.75%, 02/01/33(a)	1,020	1,032,284
5.10%, 07/15/29	895	923,524
5.13%, 06/15/30(a)	1,150	1,191,950
5.20%, 08/01/33	595	617,692
5.40%, 07/15/34	1,070	1,118,060
6.25%, 11/01/28	885	934,757
6.55%, 11/01/33	865	967,624
Best Buy Co., Inc.
1.95%, 10/01/30	1,302	1,176,731
4.45%, 10/01/28	1,427	1,442,441
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	660	491,335
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,497	1,186,663
CK Hutchison International 24 II Ltd.
4.38%, 03/13/30(a)(b)	655	664,212
4.75%, 09/13/34(a)(b)	935	944,268
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	1,390	1,445,085
5.50%, 04/26/34(a)(b)	2,525	2,673,949
Costco Wholesale Corp.
1.38%, 06/20/27	1,160	1,127,110
1.60%, 04/20/30	3,354	3,070,508
1.75%, 04/20/32	1,634	1,437,110
Security	Par (000)	Value
Retail (continued)
3.00%, 05/18/27	$1,629	$1,619,042
Darden Restaurants, Inc.
3.85%, 05/01/27	750	748,642
4.35%, 10/15/27	600	604,111
4.55%, 10/15/29	915	927,446
4.55%, 02/15/48(a)	501	421,254
6.30%, 10/10/33(a)	855	939,709
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(a)	1,440	1,339,583
4.00%, 10/01/29(b)	290	287,060
4.10%, 01/15/52	1,560	1,136,843
Dollar General Corp.
3.50%, 04/03/30	1,676	1,630,677
4.13%, 05/01/28	831	834,158
4.13%, 04/03/50	850	676,194
5.00%, 11/01/32	1,000	1,025,971
5.20%, 07/05/28	681	698,391
5.45%, 07/05/33	1,067	1,120,819
5.50%, 11/01/52(a)	500	488,816
Dollar Tree, Inc.
2.65%, 12/01/31	1,700	1,553,536
3.38%, 12/01/51	845	568,153
4.20%, 05/15/28	2,356	2,364,577
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(b)	715	760,914
6.66%, 01/22/37(b)	775	830,180
Ferguson Enterprises, Inc.
4.35%, 03/15/31	970	972,989
5.00%, 10/03/34	1,075	1,092,098
Genuine Parts Co.
1.88%, 11/01/30	1,223	1,078,839
2.75%, 02/01/32	1,035	918,355
4.95%, 08/15/29	1,630	1,651,222
6.50%, 11/01/28	1,155	1,212,941
6.88%, 11/01/33(a)	650	719,085
Home Depot, Inc.(The)
0.90%, 03/15/28	895	848,043
1.38%, 03/15/31(a)	2,865	2,523,019
1.50%, 09/15/28	1,717	1,629,221
1.88%, 09/15/31	1,690	1,508,385
2.38%, 03/15/51	2,240	1,302,067
2.50%, 04/15/27	1,205	1,190,656
2.70%, 04/15/30(a)	2,472	2,360,810
2.75%, 09/15/51	1,660	1,044,896
2.80%, 09/14/27	1,930	1,905,758
2.88%, 04/15/27	1,167	1,156,638
2.95%, 06/15/29	3,272	3,190,149
3.13%, 12/15/49	2,513	1,739,265
3.25%, 04/15/32	2,175	2,074,880
3.30%, 04/15/40	2,321	1,927,667
3.35%, 04/15/50	2,570	1,837,659
3.50%, 09/15/56(a)	1,368	970,752
3.63%, 04/15/52	2,575	1,914,831
3.75%, 09/15/28(a)	765	768,540
3.90%, 12/06/28(a)	2,007	2,017,833
3.90%, 06/15/47	2,354	1,898,482
3.95%, 09/15/30(a)	835	838,630
4.20%, 04/01/43	1,908	1,682,307
4.25%, 04/01/46	3,124	2,689,421
4.40%, 03/15/45	1,715	1,519,790
4.50%, 09/15/32(a)	1,825	1,863,287

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 12/06/48	$2,655	$2,325,067
4.65%, 09/15/35	2,040	2,042,291
4.75%, 06/25/29	2,365	2,435,540
4.85%, 06/25/31(a)	1,890	1,969,441
4.88%, 06/25/27	1,275	1,293,875
4.88%, 02/15/44	2,024	1,924,975
4.90%, 04/15/29	1,815	1,871,931
4.95%, 06/25/34	3,345	3,457,268
4.95%, 09/15/52(a)	2,010	1,855,805
5.30%, 06/25/54(a)	2,775	2,690,700
5.40%, 09/15/40(a)	835	866,559
5.40%, 06/25/64(a)	880	858,797
5.88%, 12/16/36	4,598	5,031,976
5.95%, 04/01/41(a)	1,621	1,767,283
InRetail Consumer, 3.25%, 03/22/28(b)	245	238,983
Lowe's Companies, Inc.
1.30%, 04/15/28	1,410	1,337,428
1.70%, 09/15/28	2,030	1,923,645
1.70%, 10/15/30	2,145	1,928,334
2.63%, 04/01/31	3,085	2,861,412
2.80%, 09/15/41	2,211	1,621,938
3.00%, 10/15/50(a)	3,482	2,260,999
3.10%, 05/03/27	2,490	2,467,095
3.35%, 04/01/27	1,178	1,171,694
3.50%, 04/01/51	913	650,092
3.65%, 04/05/29	3,042	3,017,439
3.70%, 04/15/46	2,457	1,898,314
3.75%, 04/01/32	2,403	2,327,868
4.05%, 05/03/47	3,076	2,475,927
4.25%, 04/01/52(a)	2,865	2,288,339
4.38%, 09/15/45	817	696,679
4.45%, 04/01/62	2,190	1,737,141
4.50%, 04/15/30	2,669	2,712,769
4.55%, 04/05/49	1,425	1,220,245
4.65%, 04/15/42	1,054	974,024
5.00%, 04/15/33	2,060	2,126,421
5.00%, 04/15/40(a)	750	739,729
5.00%, 09/15/43(a)	401	393,661
5.13%, 04/15/50	675	619,144
5.15%, 07/01/33(a)	1,755	1,822,506
5.50%, 10/15/35(a)	875	922,978
5.63%, 04/15/53(a)	2,945	2,900,661
5.75%, 07/01/53(a)	790	793,708
5.80%, 10/15/36	630	678,066
5.80%, 09/15/62	1,504	1,493,364
5.85%, 04/01/63	730	728,875
6.50%, 03/15/29	1,570	1,684,689
6.88%, 02/15/28(a)	1,045	1,108,129
Lowe's Cos., Inc.
3.95%, 10/15/27	1,545	1,549,639
4.00%, 10/15/28	1,615	1,619,843
4.25%, 03/15/31	1,750	1,755,865
4.50%, 10/15/32(a)	1,675	1,682,356
4.85%, 10/15/35	1,705	1,706,096
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	510	571,331
McDonald's Corp.
2.13%, 03/01/30(a)	1,737	1,621,209
2.63%, 09/01/29	2,136	2,051,553
3.50%, 07/01/27	892	888,455
3.60%, 07/01/30	1,519	1,501,974
3.63%, 05/01/43	920	738,626
Security	Par (000)	Value
Retail (continued)
3.63%, 09/01/49	$3,271	$2,466,053
3.70%, 02/15/42	1,151	961,913
3.80%, 04/01/28(a)	2,078	2,079,398
4.20%, 04/01/50	1,410	1,163,526
4.40%, 02/12/31(a)	1,190	1,209,574
4.45%, 03/01/47	2,075	1,815,704
4.45%, 09/01/48	1,398	1,213,098
4.60%, 05/15/30(a)	1,025	1,048,381
4.60%, 09/09/32(a)	1,500	1,540,291
4.60%, 05/26/45	1,315	1,186,215
4.70%, 12/09/35	1,707	1,726,374
4.80%, 08/14/28	1,242	1,270,807
4.88%, 07/15/40	570	558,370
4.88%, 12/09/45	3,605	3,345,127
4.95%, 08/14/33(a)	1,230	1,280,894
4.95%, 03/03/35	740	758,579
5.00%, 05/17/29(a)	1,065	1,101,526
5.00%, 02/13/36	1,385	1,419,080
5.15%, 09/09/52(a)	1,600	1,508,236
5.20%, 05/17/34	775	813,638
5.45%, 08/14/53(a)	1,290	1,272,325
5.70%, 02/01/39(a)	761	816,253
6.30%, 10/15/37	2,017	2,277,896
6.30%, 03/01/38	1,055	1,183,907
O'Reilly Automotive, Inc.
1.75%, 03/15/31	755	670,591
3.60%, 09/01/27	1,175	1,169,295
3.90%, 06/01/29	1,136	1,132,065
4.20%, 04/01/30	1,187	1,191,904
4.35%, 06/01/28	1,222	1,233,522
4.70%, 06/15/32	1,170	1,191,125
5.00%, 08/19/34	805	818,473
Ross Stores, Inc., 1.88%, 04/15/31	748	666,968
Starbucks Corp.
2.00%, 03/12/27	1,028	1,009,826
2.25%, 03/12/30	2,085	1,945,666
2.55%, 11/15/30(a)	2,319	2,167,183
3.00%, 02/14/32(a)	1,490	1,391,285
3.35%, 03/12/50	927	652,487
3.50%, 03/01/28	2,099	2,086,024
3.50%, 11/15/50(a)	2,037	1,473,592
3.55%, 08/15/29(a)	1,703	1,684,567
3.75%, 12/01/47	1,025	795,425
4.00%, 11/15/28(a)	2,320	2,328,304
4.30%, 06/15/45	905	779,776
4.45%, 08/15/49(a)	1,842	1,572,253
4.50%, 05/15/28	1,520	1,538,527
4.50%, 11/15/48	1,739	1,496,178
4.80%, 05/15/30	725	747,067
4.80%, 02/15/33	990	1,015,353
4.90%, 02/15/31	1,060	1,097,669
5.00%, 02/15/34(a)	1,160	1,198,075
5.40%, 05/15/35(a)	830	875,028
Target Corp.
2.35%, 02/15/30	1,375	1,298,724
2.65%, 09/15/30	975	921,932
2.95%, 01/15/52(a)	1,355	894,540
3.38%, 04/15/29	1,809	1,789,542
3.63%, 04/15/46	1,270	999,103
3.90%, 11/15/47	1,052	848,225
4.00%, 07/01/42	1,802	1,556,883
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.35%, 06/15/28	$1,000	$1,014,102
4.40%, 01/15/33(a)	1,145	1,161,102
4.50%, 09/15/32(a)	1,805	1,846,915
4.50%, 09/15/34	1,640	1,639,264
4.80%, 01/15/53(a)	1,895	1,730,837
5.00%, 04/15/35(a)	2,110	2,165,878
5.25%, 02/15/36(a)	1,180	1,226,327
6.35%, 11/01/32	404	452,913
6.50%, 10/15/37(a)	752	863,538
7.00%, 01/15/38	890	1,060,657
Tiffany & Co., 4.90%, 10/01/44	580	554,769
TJX Companies, Inc.(The)
1.15%, 05/15/28	1,480	1,398,958
1.60%, 05/15/31(a)	1,110	988,642
3.88%, 04/15/30	1,207	1,208,018
4.50%, 04/15/50(a)	506	447,041
Tractor Supply Co.
1.75%, 11/01/30	1,540	1,379,325
5.25%, 05/15/33(a)	1,165	1,210,720
Walmart, Inc.
2.38%, 09/24/29(a)	229	219,504
2.50%, 09/22/41	1,815	1,349,593
2.65%, 09/22/51	2,323	1,496,917
2.95%, 09/24/49	1,223	849,546
3.25%, 07/08/29(a)	1,597	1,582,718
3.63%, 12/15/47	945	753,299
3.70%, 06/26/28	2,592	2,598,710
3.90%, 04/15/28(a)	1,490	1,498,623
3.95%, 06/28/38(a)	1,045	990,286
4.00%, 04/15/30(a)	1,143	1,158,045
4.00%, 04/11/43	780	687,552
4.05%, 06/29/48	3,115	2,639,571
4.10%, 04/28/27	665	669,430
4.10%, 04/15/33(a)	2,985	3,005,841
4.15%, 09/09/32(a)	1,525	1,547,134
4.30%, 04/22/44(a)	840	772,748
4.35%, 04/28/30	1,930	1,971,368
4.50%, 09/09/52	1,746	1,558,694
4.50%, 04/15/53(a)	3,165	2,828,593
4.88%, 07/08/40(a)	720	729,310
4.90%, 04/28/35	2,550	2,645,975
5.00%, 10/25/40(a)	330	339,951
5.25%, 09/01/35	2,565	2,740,051
5.63%, 04/01/40	1,040	1,130,946
5.63%, 04/15/41	1,345	1,453,091
5.88%, 04/05/27	135	138,304
6.20%, 04/15/38	1,335	1,525,019
6.50%, 08/15/37	1,505	1,766,091
7.55%, 02/15/30	1,110	1,268,638
		362,147,875
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30, (3-mo. SOFR US + 2.12%)(b)(d)	2,215	2,197,589
4.13%, 10/18/32, (5-year USD ICE Swap + 1.85%)(b)(d)	513	511,349
4.30%, 03/08/29(b)(d)	1,445	1,449,857
4.35%, 09/30/30(b)	1,400	1,410,349
4.65%, 07/14/29, (1-day SOFR + 1.06%)(b)(d)	1,460	1,477,213
4.85%, 07/27/27(a)(b)	1,400	1,420,400
5.13%, 07/29/29(b)	1,190	1,229,698
Security	Par (000)	Value
Savings & Loans (continued)
5.54%, 07/14/36, (1-day SOFR + 1.65%)(b)(d)	$685	$711,257
		10,407,712
Semiconductors — 2.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(a)	795	788,366
4.32%, 03/24/28	1,680	1,701,273
4.39%, 06/01/52(a)	755	646,828
Analog Devices, Inc.
1.70%, 10/01/28	1,705	1,619,935
2.10%, 10/01/31	2,185	1,966,983
2.80%, 10/01/41	1,242	935,419
2.95%, 10/01/51(a)	1,388	918,087
3.45%, 06/15/27	1,020	1,017,003
4.25%, 06/15/28	1,845	1,865,970
4.25%, 10/01/32	85	86,355
4.50%, 06/15/30	1,060	1,084,019
5.05%, 04/01/34	1,090	1,139,636
5.30%, 12/15/45(a)	1,065	1,063,344
5.30%, 04/01/54(a)	905	886,887
Applied Materials, Inc.
1.75%, 06/01/30	1,822	1,664,590
2.75%, 06/01/50(a)	1,367	903,908
3.30%, 04/01/27(a)	1,892	1,885,056
4.00%, 01/15/31(a)	1,125	1,126,054
4.35%, 04/01/47	1,175	1,041,160
4.60%, 01/15/36	505	502,746
4.80%, 06/15/29	1,705	1,756,761
5.10%, 10/01/35(a)	973	1,012,626
5.85%, 06/15/41	1,130	1,225,592
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	1,408	1,402,529
Broadcom, Inc.
1.95%, 02/15/28(a)	1,467	1,418,167
2.45%, 02/15/31	4,755	4,395,252
2.60%, 02/15/33	2,965	2,639,401
3.14%, 11/15/35(b)	6,338	5,541,658
3.19%, 11/15/36(b)	5,340	4,606,681
3.42%, 04/15/33	4,725	4,425,663
3.47%, 04/15/34	6,518	6,031,169
3.50%, 02/15/41	5,869	4,861,790
3.75%, 02/15/51(a)	3,417	2,634,555
4.00%, 04/15/29(b)	1,777	1,782,286
4.15%, 11/15/30	3,725	3,736,699
4.15%, 04/15/32(b)	2,640	2,614,136
4.20%, 10/15/30(a)	1,040	1,045,832
4.30%, 01/15/31	855	862,585
4.30%, 11/15/32(a)	4,429	4,413,671
4.35%, 02/15/30	3,830	3,877,546
4.55%, 02/15/32	1,460	1,479,718
4.60%, 07/15/30	2,860	2,924,271
4.60%, 01/15/33	1,475	1,490,976
4.75%, 04/15/29(a)	2,455	2,511,981
4.80%, 04/15/28	2,045	2,086,965
4.80%, 10/15/34	3,210	3,245,691
4.80%, 02/15/36	3,659	3,668,033
4.90%, 07/15/32	2,995	3,084,764
4.90%, 02/15/38	3,355	3,336,465
4.93%, 05/15/37(a)(b)	3,842	3,842,956
4.95%, 01/15/36	1,260	1,278,458
5.00%, 04/15/30	1,695	1,752,630
5.05%, 07/12/27	811	824,449

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 07/12/29	$3,880	$4,014,580
5.05%, 04/15/30	1,860	1,927,968
5.15%, 11/15/31	3,165	3,314,073
5.20%, 04/15/32	2,174	2,273,904
5.20%, 07/15/35	4,360	4,506,117
5.70%, 01/15/56	510	523,704
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	3,410	3,558,432
5.88%, 01/25/34(b)	2,635	2,751,208
5.90%, 01/25/30(b)	1,555	1,641,034
5.90%, 01/25/33(b)	2,140	2,267,514
6.10%, 01/25/36(b)	2,395	2,556,977
6.15%, 01/25/32(b)	985	1,056,580
6.20%, 01/25/37(a)(b)	2,870	3,073,459
6.25%, 01/25/35(b)	2,505	2,697,095
6.30%, 01/25/39(b)	2,150	2,325,268
6.40%, 01/25/38(a)(b)	1,990	2,163,826
Intel Corp.
1.60%, 08/12/28	2,125	2,010,354
2.00%, 08/12/31	2,625	2,326,270
2.45%, 11/15/29	4,022	3,792,502
2.80%, 08/12/41	2,031	1,446,262
3.05%, 08/12/51(a)	2,710	1,702,920
3.10%, 02/15/60	2,098	1,200,592
3.15%, 05/11/27	1,659	1,642,892
3.20%, 08/12/61	1,815	1,053,852
3.25%, 11/15/49	3,919	2,565,747
3.73%, 12/08/47	4,039	2,924,059
3.75%, 03/25/27	1,617	1,614,171
3.75%, 08/05/27	2,065	2,058,295
3.90%, 03/25/30	3,056	3,020,813
4.00%, 08/05/29	1,772	1,767,664
4.00%, 12/15/32	1,483	1,434,051
4.10%, 05/19/46	1,926	1,497,186
4.10%, 05/11/47	1,962	1,515,411
4.15%, 08/05/32	2,030	1,986,082
4.25%, 12/15/42	1,538	1,272,374
4.60%, 03/25/40	1,503	1,366,509
4.75%, 03/25/50(a)	3,925	3,278,620
4.80%, 10/01/41	1,670	1,507,870
4.88%, 02/10/28	3,120	3,169,443
4.90%, 07/29/45	1,826	1,600,888
4.90%, 08/05/52	3,550	2,995,745
4.95%, 03/25/60	1,561	1,292,323
5.00%, 02/21/31	935	962,256
5.05%, 08/05/62	2,095	1,743,800
5.13%, 02/10/30	2,440	2,518,765
5.15%, 02/21/34(a)	1,650	1,687,656
5.20%, 02/10/33(a)	4,275	4,407,751
5.60%, 02/21/54(a)	2,170	2,049,340
5.63%, 02/10/43	2,015	1,974,632
5.70%, 02/10/53	3,780	3,590,020
5.90%, 02/10/63	1,330	1,279,699
KLA Corp.
3.30%, 03/01/50	934	663,230
4.10%, 03/15/29	1,818	1,828,931
4.65%, 07/15/32(a)	1,900	1,948,547
4.70%, 02/01/34(a)	970	984,794
4.95%, 07/15/52(a)	2,513	2,328,379
5.00%, 03/15/49	742	694,426
5.25%, 07/15/62	1,675	1,581,901
Security	Par (000)	Value
Semiconductors (continued)
5.65%, 11/01/34(a)	$493	$528,637
Lam Research Corp.
1.90%, 06/15/30	2,119	1,947,787
2.88%, 06/15/50	523	345,148
3.13%, 06/15/60	1,006	638,970
4.00%, 03/15/29	2,094	2,102,915
4.88%, 03/15/49	1,380	1,284,729
Marvell Technology, Inc.
2.45%, 04/15/28	1,810	1,752,144
2.95%, 04/15/31	1,595	1,490,801
4.75%, 07/15/30	1,015	1,034,781
4.88%, 06/22/28	1,058	1,078,307
5.45%, 07/15/35	860	895,290
5.75%, 02/15/29	1,100	1,149,497
5.95%, 09/15/33(a)	740	795,004
Microchip Technology, Inc.
4.90%, 03/15/28	1,530	1,555,316
5.05%, 03/15/29	1,105	1,133,943
5.05%, 02/15/30	1,475	1,514,692
Micron Technology, Inc.
2.70%, 04/15/32	2,418	2,210,625
3.37%, 11/01/41	544	431,251
3.48%, 11/01/51(a)	1,085	795,708
5.30%, 01/15/31	1,030	1,081,800
5.65%, 11/01/32	1,140	1,215,131
5.80%, 01/15/35	1,460	1,563,527
5.88%, 02/09/33	1,251	1,347,331
5.88%, 09/15/33	1,290	1,387,776
6.05%, 11/01/35	2,585	2,808,037
NVIDIA Corp.
1.55%, 06/15/28	3,030	2,895,008
2.00%, 06/15/31	2,800	2,552,448
2.85%, 04/01/30	2,885	2,775,267
3.50%, 04/01/40(a)	2,207	1,902,984
3.50%, 04/01/50(a)	2,859	2,182,259
3.70%, 04/01/60	964	723,569
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,178	1,219,130
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	1,768	1,619,295
2.65%, 02/15/32	1,753	1,583,602
3.13%, 02/15/42	975	723,772
3.15%, 05/01/27	942	933,710
3.25%, 05/11/41	1,845	1,419,146
3.25%, 11/30/51(a)	1,015	681,227
3.40%, 05/01/30	1,853	1,795,802
4.30%, 08/19/28	1,115	1,122,461
4.30%, 06/18/29	2,094	2,106,366
4.40%, 06/01/27	949	953,728
4.85%, 08/19/32(a)	1,193	1,213,674
5.00%, 01/15/33	1,409	1,442,018
5.25%, 08/19/35(a)	975	995,961
Qorvo, Inc.
3.38%, 04/01/31(b)	1,457	1,342,804
4.38%, 10/15/29	1,610	1,584,837
QUALCOMM, Inc.
1.30%, 05/20/28	2,342	2,222,890
1.65%, 05/20/32(a)	2,066	1,785,939
2.15%, 05/20/30	2,510	2,334,585
3.25%, 05/20/27	3,564	3,545,570
3.25%, 05/20/50	839	586,905
4.25%, 05/20/32	955	961,245
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.30%, 05/20/47	$3,245	$2,755,385
4.50%, 05/20/30	870	887,341
4.50%, 05/20/52	1,626	1,379,044
4.65%, 05/20/35(a)	882	891,389
4.75%, 05/20/32	1,090	1,120,424
4.80%, 05/20/45	2,760	2,547,596
5.00%, 05/20/35(a)	1,445	1,482,548
5.40%, 05/20/33	1,620	1,727,614
6.00%, 05/20/53(a)	2,280	2,411,000
SK Hynix, Inc.
2.38%, 01/19/31(a)(b)	2,220	2,061,841
4.25%, 09/11/28(b)	80	80,654
5.50%, 01/16/29(a)(b)	1,045	1,088,617
6.38%, 01/17/28(a)(b)	1,002	1,046,467
6.50%, 01/17/33(a)(b)	1,085	1,221,566
Skyworks Solutions, Inc., 3.00%, 06/01/31	1,037	944,218
Texas Instruments, Inc.
1.75%, 05/04/30	1,395	1,281,424
1.90%, 09/15/31	1,100	988,297
2.25%, 09/04/29	1,370	1,301,215
2.70%, 09/15/51(a)	890	555,735
2.90%, 11/03/27	1,279	1,264,034
3.65%, 08/16/32	790	768,334
3.88%, 03/15/39	1,457	1,316,572
4.10%, 08/16/52	695	563,566
4.15%, 05/15/48	2,939	2,472,009
4.50%, 05/23/30	1,265	1,291,220
4.60%, 02/15/28	1,250	1,270,525
4.60%, 02/08/29	1,335	1,367,761
4.85%, 02/08/34	895	924,267
4.90%, 03/14/33	1,671	1,735,994
5.00%, 03/14/53	1,230	1,151,803
5.05%, 05/18/63	2,977	2,714,992
5.10%, 05/23/35	795	827,773
5.15%, 02/08/54(a)	715	688,262
TSMC Arizona Corp.
2.50%, 10/25/31	2,310	2,138,766
3.13%, 10/25/41(a)	1,495	1,259,826
3.25%, 10/25/51(a)	2,320	1,826,382
3.88%, 04/22/27	1,580	1,581,253
4.13%, 04/22/29	795	799,650
4.25%, 04/22/32(a)	1,115	1,130,114
4.50%, 04/22/52(a)	1,375	1,343,598
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,540	1,474,450
1.38%, 09/28/30(a)(b)	2,146	1,919,330
1.75%, 04/23/28(b)	2,370	2,271,326
2.25%, 04/23/31(a)(b)	2,590	2,383,648
4.38%, 07/22/27(b)	270	271,924
4.63%, 07/22/32(b)	455	470,736
Xilinx, Inc., 2.38%, 06/01/30	1,513	1,418,965
		379,309,140
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	1,565	1,493,655
3.48%, 12/01/27	282	279,703
4.20%, 05/01/30	1,192	1,189,717
5.35%, 01/15/30	1,250	1,297,042
5.75%, 01/15/35(a)	990	1,058,991
		5,319,108
Security	Par (000)	Value
Software — 2.4%
Adobe, Inc.
2.30%, 02/01/30	$2,528	$2,368,673
4.75%, 01/17/28	1,429	1,456,297
4.80%, 04/04/29	1,657	1,701,233
4.85%, 04/04/27	845	854,730
4.95%, 01/17/30	550	568,612
4.95%, 04/04/34	1,345	1,379,323
5.30%, 01/17/35	890	931,198
Atlassian Corp.
5.25%, 05/15/29	1,210	1,231,365
5.50%, 05/15/34	965	963,101
Autodesk, Inc.
2.40%, 12/15/31(a)	1,730	1,551,062
2.85%, 01/15/30	1,473	1,403,153
3.50%, 06/15/27	1,159	1,152,037
5.30%, 06/15/35	860	881,156
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,791	1,623,599
2.90%, 12/01/29	1,736	1,644,917
Cadence Design Systems, Inc.
4.20%, 09/10/27	965	969,713
4.30%, 09/10/29	1,805	1,823,367
4.70%, 09/10/34	1,150	1,159,972
Concentrix Corp.
6.50%, 03/01/29	385	380,525
6.60%, 08/02/28(a)	1,690	1,704,720
6.85%, 08/02/33(a)	1,010	971,158
Constellation Software, Inc., 5.16%, 02/16/29(a)(b)	1,020	1,036,779
Constellation Software, Inc./Canada, 5.46%, 02/16/34(a)(b)	660	657,873
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	2,272	2,168,024
2.25%, 03/01/31(a)	1,256	1,131,981
3.10%, 03/01/41	1,575	1,170,086
3.75%, 05/21/29	935	921,572
4.50%, 08/15/46	475	401,142
5.10%, 07/15/32(a)	1,125	1,144,818
5.63%, 07/15/52(a)	340	334,797
Series 30Y, 4.75%, 05/15/48	922	798,208
Fiserv, Inc.
2.25%, 06/01/27	1,638	1,600,509
2.65%, 06/01/30	1,933	1,793,041
3.50%, 07/01/29	5,645	5,483,489
4.20%, 10/01/28	1,960	1,960,488
4.40%, 07/01/49(a)	3,805	3,010,860
4.55%, 02/15/31	945	942,024
4.75%, 03/15/30	1,795	1,809,042
5.15%, 03/15/27	1,025	1,034,893
5.15%, 08/12/34(a)	1,800	1,794,742
5.25%, 08/11/35(a)	1,305	1,305,543
5.35%, 03/15/31	1,355	1,394,852
5.38%, 08/21/28	1,660	1,701,306
5.45%, 03/02/28	2,360	2,414,038
5.45%, 03/15/34	1,610	1,641,517
5.60%, 03/02/33	1,615	1,670,430
5.63%, 08/21/33	2,610	2,701,458
Intuit, Inc.
1.35%, 07/15/27	1,209	1,169,490
1.65%, 07/15/30(a)	1,225	1,105,896
5.13%, 09/15/28	2,222	2,287,235

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.20%, 09/15/33	$2,175	$2,255,640
5.50%, 09/15/53(a)	2,445	2,314,025
Microsoft Corp.
1.35%, 09/15/30(a)	1,044	943,688
2.50%, 09/15/50	2,758	1,702,419
2.53%, 06/01/50(a)	10,639	6,624,179
2.68%, 06/01/60	7,307	4,230,448
2.92%, 03/17/52	10,174	6,777,870
3.04%, 03/17/62	3,481	2,188,163
3.40%, 06/15/27(a)	1,013	1,011,312
3.45%, 08/08/36	3,191	2,946,960
3.50%, 02/12/35(a)	482	458,092
3.50%, 11/15/42(a)	825	689,370
3.70%, 08/08/46	3,520	2,874,456
3.75%, 02/12/45(a)	1,135	950,092
3.95%, 08/08/56	745	591,824
4.00%, 02/12/55(a)	950	768,688
4.10%, 02/06/37	1,663	1,627,610
4.20%, 11/03/35(a)	931	936,701
4.25%, 02/06/47(a)	2,015	1,792,495
4.45%, 11/03/45(a)	1,881	1,739,362
4.50%, 10/01/40(a)	1,036	1,024,470
4.50%, 06/15/47	962	884,243
4.50%, 02/06/57(a)	1,205	1,080,756
4.75%, 11/03/55(a)	685	630,116
5.20%, 06/01/39(a)	1,235	1,308,535
5.30%, 02/08/41	1,277	1,338,282
MSCI, Inc.
3.25%, 08/15/33(b)	1,575	1,402,513
3.63%, 09/01/30(b)	1,900	1,818,077
3.63%, 11/01/31(b)	1,685	1,584,070
3.88%, 02/15/31(b)	1,330	1,275,390
4.00%, 11/15/29(b)	2,700	2,647,694
5.15%, 03/15/36	575	569,777
5.25%, 09/01/35(a)	1,795	1,797,265
Open Text Corp., 6.90%, 12/01/27(a)(b)	1,386	1,422,335
Oracle Corp.
2.30%, 03/25/28	4,919	4,714,928
2.80%, 04/01/27	3,675	3,620,915
2.88%, 03/25/31	6,217	5,650,457
2.95%, 04/01/30	7,009	6,522,742
3.25%, 11/15/27	4,985	4,895,063
3.25%, 05/15/30(a)	1,990	1,872,137
3.60%, 04/01/40	5,864	4,431,398
3.60%, 04/01/50	7,576	4,738,994
3.65%, 03/25/41	4,234	3,144,633
3.80%, 11/15/37	3,476	2,858,723
3.85%, 07/15/36	2,332	1,988,251
3.85%, 04/01/60	4,936	3,002,790
3.90%, 05/15/35	2,842	2,493,940
3.95%, 03/25/51	6,356	4,207,386
4.00%, 07/15/46	5,407	3,771,939
4.00%, 11/15/47	4,187	2,887,070
4.10%, 03/25/61	2,715	1,737,909
4.13%, 05/15/45	3,431	2,478,093
4.20%, 09/27/29	1,890	1,866,786
4.30%, 07/08/34	3,914	3,588,504
4.38%, 05/15/55	2,594	1,792,991
4.45%, 09/26/30	3,470	3,403,215
4.50%, 05/06/28	1,415	1,423,421
4.50%, 07/08/44	2,806	2,164,178
Security	Par (000)	Value
Software (continued)
4.55%, 02/04/29	$6,275	$6,286,908
4.65%, 05/06/30	1,775	1,771,612
4.70%, 09/27/34(a)	4,080	3,834,216
4.80%, 08/03/28(a)	2,854	2,884,800
4.80%, 09/26/32	5,340	5,217,849
4.90%, 02/06/33	3,180	3,108,743
4.95%, 02/04/31	6,210	6,197,280
5.20%, 09/26/35(a)	8,070	7,798,467
5.25%, 02/03/32(a)	3,360	3,373,050
5.35%, 05/04/33	6,275	6,296,153
5.38%, 07/15/40	4,212	3,853,335
5.38%, 09/27/54	2,585	2,092,835
5.50%, 08/03/35	4,000	3,954,134
5.50%, 09/27/64	2,105	1,664,692
5.55%, 02/06/53	4,305	3,580,025
5.70%, 02/04/36	4,080	4,082,285
5.88%, 09/26/45	4,820	4,367,234
5.95%, 09/26/55	3,654	3,215,497
6.00%, 08/03/55	3,249	2,862,071
6.10%, 09/26/65	3,630	3,145,483
6.13%, 07/08/39	2,304	2,287,467
6.13%, 08/03/65	1,770	1,537,927
6.15%, 11/09/29	3,525	3,693,459
6.25%, 11/09/32(a)	4,580	4,836,122
6.50%, 04/15/38(a)	1,380	1,429,825
6.55%, 02/04/46	7,550	7,357,109
6.70%, 02/04/56	7,265	7,045,308
6.85%, 02/04/66	7,600	7,280,901
6.90%, 11/09/52	4,540	4,492,832
Paychex, Inc.
5.10%, 04/15/30	3,000	3,063,765
5.35%, 04/15/32	2,930	3,004,870
5.60%, 04/15/35(a)	1,425	1,460,833
Roper Technologies, Inc.
1.40%, 09/15/27(a)	1,522	1,463,776
1.75%, 02/15/31(a)	2,321	2,038,896
2.00%, 06/30/30(a)	1,342	1,218,538
2.95%, 09/15/29	1,309	1,254,935
4.20%, 09/15/28	1,783	1,787,515
4.25%, 09/15/28	1,130	1,135,089
4.45%, 09/15/30	1,245	1,252,438
4.50%, 10/15/29	925	936,594
4.75%, 02/15/32	940	948,334
4.90%, 10/15/34(a)	1,965	1,953,148
5.10%, 09/15/35(a)	950	948,344
Salesforce, Inc.
1.50%, 07/15/28	2,256	2,135,905
1.95%, 07/15/31	3,020	2,685,572
2.70%, 07/15/41	2,503	1,777,791
2.90%, 07/15/51(a)	3,918	2,398,065
3.05%, 07/15/61(a)	1,990	1,158,764
3.70%, 04/11/28	2,347	2,341,706
ServiceNow, Inc., 1.40%, 09/01/30	2,693	2,385,563
Synopsys, Inc.
4.55%, 04/01/27	1,980	1,994,782
4.65%, 04/01/28	1,585	1,605,186
4.85%, 04/01/30	3,895	3,988,367
5.00%, 04/01/32	2,205	2,273,500
5.15%, 04/01/35	3,685	3,773,821
5.70%, 04/01/55	3,675	3,672,876
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	$1,180	$1,176,844
4.00%, 04/14/32(a)	520	507,542
4.95%, 03/28/28	2,590	2,634,318
5.40%, 06/12/29	880	912,110
5.60%, 06/12/34(a)	280	291,767
VMware LLC
1.80%, 08/15/28	1,653	1,571,929
2.20%, 08/15/31	2,670	2,391,945
4.70%, 05/15/30	1,715	1,753,402
Workday, Inc.
3.50%, 04/01/27	1,642	1,633,108
3.70%, 04/01/29	1,455	1,431,403
3.80%, 04/01/32(a)	2,270	2,153,254
		405,433,638
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	2,640	2,507,914
3.63%, 04/22/29	2,640	2,602,498
4.38%, 07/16/42	2,140	1,912,509
4.38%, 04/22/49(a)	1,227	1,050,108
4.70%, 07/21/32	2,065	2,099,758
5.00%, 01/20/33	155	159,157
6.13%, 11/15/37	635	695,367
6.13%, 03/30/40	3,790	4,118,573
6.38%, 03/01/35(a)	1,800	2,019,081
AT&T, Inc.
1.65%, 02/01/28	4,518	4,332,559
2.25%, 02/01/32	4,805	4,291,350
2.30%, 06/01/27	4,197	4,117,005
2.55%, 12/01/33	6,884	5,970,305
2.75%, 06/01/31	5,132	4,781,805
3.10%, 02/01/43(a)	1,063	794,986
3.30%, 02/01/52	1,740	1,149,003
3.50%, 06/01/41	5,659	4,541,489
3.50%, 09/15/53	14,898	10,162,940
3.50%, 02/01/61	1,130	732,908
3.55%, 09/15/55	12,610	8,537,230
3.65%, 06/01/51	5,314	3,807,714
3.65%, 09/15/59	10,669	7,181,174
3.80%, 12/01/57	9,593	6,730,023
3.85%, 06/01/60	2,445	1,707,446
4.10%, 02/15/28	3,690	3,701,105
4.30%, 02/15/30(a)	6,340	6,400,167
4.30%, 12/15/42	3,183	2,746,677
4.35%, 03/01/29	6,400	6,472,015
4.35%, 06/15/45	2,095	1,761,592
4.40%, 04/30/31(a)	450	454,154
4.50%, 05/15/35	4,770	4,648,652
4.50%, 03/09/48	3,005	2,522,377
4.55%, 11/01/32	2,505	2,521,289
4.55%, 03/09/49	1,815	1,525,173
4.65%, 06/01/44	951	839,891
4.70%, 08/15/30(a)	2,320	2,378,739
4.75%, 04/30/33(a)	450	456,144
4.75%, 05/15/46	3,210	2,824,044
4.80%, 06/15/44	1,177	1,052,885
4.85%, 03/01/39	1,704	1,639,477
4.85%, 07/15/45(a)	775	698,961
4.90%, 11/01/35(a)	2,165	2,169,249
4.90%, 08/15/37	1,651	1,629,098
Security	Par (000)	Value
Telecommunications (continued)
5.13%, 04/30/36	$450	$456,630
5.15%, 03/15/42	786	755,840
5.15%, 11/15/46	1,615	1,501,874
5.15%, 02/15/50	1,133	1,025,935
5.25%, 03/01/37	2,845	2,910,213
5.35%, 09/01/40	1,101	1,098,201
5.38%, 08/15/35	2,405	2,498,051
5.40%, 02/15/34	5,074	5,318,304
5.45%, 03/01/47(a)	1,403	1,346,891
5.55%, 08/15/41(a)	983	984,250
5.55%, 11/01/45	2,705	2,662,389
5.65%, 02/15/47(a)	1,065	1,079,056
5.70%, 11/01/54	2,495	2,420,727
5.70%, 03/01/57(a)	713	693,178
6.00%, 08/15/40	1,288	1,364,754
6.00%, 04/30/56	800	806,904
6.05%, 08/15/56	3,010	3,063,728
6.15%, 09/15/34(a)	605	657,725
6.25%, 03/29/41(a)	650	688,088
6.30%, 01/15/38(a)	1,000	1,097,933
6.38%, 03/01/41(a)	1,563	1,701,616
6.55%, 02/15/39(a)	692	772,644
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	897	651,262
4.30%, 07/29/49	304	250,383
4.46%, 04/01/48	2,123	1,799,298
5.10%, 05/11/33(a)	1,985	2,041,943
5.20%, 02/15/34(a)	1,485	1,529,541
5.55%, 02/15/54(a)	1,685	1,653,794
Series US-4, 3.65%, 03/17/51(a)	911	672,054
Series US-5, 2.15%, 02/15/32(a)	990	872,072
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	555	531,728
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	2,012	1,951,092
4.25%, 11/08/49(a)(b)	960	799,078
5.13%, 12/04/28	2,160	2,217,260
9.63%, 12/15/30	4,599	5,626,600
Cisco Systems, Inc.
4.55%, 02/24/28(a)	1,830	1,858,746
4.75%, 02/24/30	2,225	2,294,732
4.85%, 02/26/29	4,715	4,855,628
4.95%, 02/26/31	4,805	5,002,097
4.95%, 02/24/32	1,795	1,869,464
5.05%, 02/26/34	3,705	3,845,510
5.10%, 02/24/35(a)	2,100	2,179,584
5.30%, 02/26/54(a)	3,700	3,599,599
5.35%, 02/26/64	2,105	2,015,090
5.50%, 01/15/40	3,490	3,664,068
5.50%, 02/24/55	845	849,409
5.90%, 02/15/39(a)	3,871	4,233,114
Corning, Inc.
3.90%, 11/15/49	851	672,022
4.38%, 11/15/57	1,340	1,119,834
4.70%, 03/15/37	1,030	1,016,977
4.75%, 03/15/42	710	668,273
5.35%, 11/15/48	1,041	1,034,442
5.45%, 11/15/79	1,736	1,647,300
5.75%, 08/15/40	786	834,174
5.85%, 11/15/68	618	613,206
7.25%, 08/15/36(a)	507	514,487
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	2,117	1,569,993

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV
4.38%, 06/21/28(b)	$2,820	$2,843,715
4.75%, 06/21/38(a)(b)	1,016	1,000,022
4.88%, 03/06/42(b)	1,683	1,598,066
8.75%, 06/15/30	5,864	6,880,852
9.25%, 06/01/32	1,236	1,557,618
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(b)	860	770,455
Juniper Networks, Inc.
2.00%, 12/10/30(a)	1,138	1,022,097
3.75%, 08/15/29	1,069	1,050,396
5.95%, 03/15/41	716	729,714
Koninklijke KPN NV, 8.38%, 10/01/30	948	1,111,481
KT Corp.
4.13%, 02/02/28(b)	160	160,520
4.38%, 01/03/29(b)	110	111,407
Motorola Solutions, Inc.
2.30%, 11/15/30	1,619	1,489,525
2.75%, 05/24/31	1,640	1,520,739
4.60%, 02/23/28(a)	1,582	1,599,114
4.60%, 05/23/29	1,449	1,471,610
4.85%, 08/15/30	755	775,545
5.00%, 04/15/29	820	843,174
5.20%, 08/15/32	825	861,341
5.40%, 04/15/34	1,750	1,829,139
5.50%, 09/01/44(a)	884	879,463
5.55%, 08/15/35	1,090	1,147,860
5.60%, 06/01/32	1,125	1,194,781
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	1,560	1,430,509
2.63%, 05/05/31(b)	2,304	2,145,919
4.00%, 10/01/27(b)	1,330	1,332,967
4.15%, 09/16/30(a)(b)	970	975,578
4.25%, 10/01/29(a)(b)	1,120	1,133,565
5.75%, 10/06/28(b)	1,675	1,749,990
Nokia OYJ
4.38%, 06/12/27	1,060	1,059,429
6.63%, 05/15/39	760	823,043
NTT Finance Corp.
1.59%, 04/03/28(b)	3,075	2,933,389
2.07%, 04/03/31(b)	917	825,177
4.37%, 07/27/27(b)	770	774,911
4.57%, 07/16/27(b)	1,765	1,781,011
4.62%, 07/16/28(b)	1,670	1,695,229
4.88%, 07/16/30(b)	4,515	4,632,045
5.10%, 07/02/27(b)	1,325	1,346,415
5.11%, 07/02/29(b)	1,600	1,651,238
5.14%, 07/02/31(a)(b)	2,030	2,108,954
5.17%, 07/16/32(b)	3,285	3,396,174
5.50%, 07/16/35(a)(b)	3,860	4,032,768
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,295	1,205,716
3.88%, 01/31/28(a)(b)	1,018	1,020,436
4.50%, 01/31/43(b)	925	850,012
4.63%, 10/10/34(b)	460	466,371
Orange SA
4.00%, 01/13/29(b)	870	872,706
4.25%, 01/13/31(b)	70	70,114
4.75%, 01/13/33(b)	40	40,466
5.00%, 01/13/36(b)	850	853,738
5.38%, 01/13/42	1,766	1,757,074
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 02/06/44	$1,130	$1,140,423
9.00%, 03/01/31	4,303	5,191,292
Rogers Communications, Inc.
3.20%, 03/15/27	2,231	2,214,664
3.70%, 11/15/49(a)	1,524	1,150,987
3.80%, 03/15/32	3,901	3,733,981
4.30%, 02/15/48	1,322	1,079,015
4.35%, 05/01/49(a)	415	338,242
4.50%, 03/15/42	1,448	1,265,744
4.50%, 03/15/43	1,068	916,465
4.55%, 03/15/52	4,030	3,290,708
5.00%, 02/15/29	2,623	2,683,417
5.00%, 03/15/44	393	357,000
5.30%, 02/15/34(a)	1,905	1,946,812
5.45%, 10/01/43	1,156	1,108,362
7.50%, 08/15/38	795	933,395
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,477	1,462,588
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	125	129,367
SoftBank Corp.
4.70%, 07/09/30(b)	745	755,766
5.33%, 07/09/35(a)(b)	635	646,619
Sprint Capital Corp.
6.88%, 11/15/28	4,030	4,323,177
8.75%, 03/15/32	3,595	4,394,395
STC Sukuk Co. II Ltd.
4.49%, 01/15/31(b)	1,000	1,002,563
5.08%, 01/15/36(b)	2,200	2,230,963
Telefonica Emisiones SA
4.10%, 03/08/27	2,073	2,074,821
4.67%, 03/06/38(a)	560	520,641
4.90%, 03/06/48	2,176	1,870,557
5.21%, 03/08/47(a)	4,587	4,128,393
5.52%, 03/01/49(a)	2,323	2,170,339
7.05%, 06/20/36	3,772	4,268,752
Telefonica Europe BV, 8.25%, 09/15/30(a)	2,390	2,762,514
TELUS Corp.
3.40%, 05/13/32(a)	996	931,275
3.70%, 09/15/27	1,067	1,061,098
4.30%, 06/15/49	875	715,066
4.60%, 11/16/48(a)	1,020	886,384
T-Mobile USA, Inc.
2.05%, 02/15/28	3,089	2,983,579
2.25%, 11/15/31	1,642	1,474,584
2.40%, 03/15/29	2,260	2,159,010
2.55%, 02/15/31	6,102	5,648,545
2.63%, 02/15/29	3,262	3,139,173
2.70%, 03/15/32	1,920	1,749,156
2.88%, 02/15/31	2,760	2,591,526
3.00%, 02/15/41	4,776	3,633,671
3.30%, 02/15/51	5,162	3,520,797
3.38%, 04/15/29	4,216	4,139,557
3.40%, 10/15/52	4,875	3,324,669
3.50%, 04/15/31	4,445	4,294,163
3.60%, 11/15/60	2,361	1,588,761
3.75%, 04/15/27	6,334	6,323,978
3.88%, 04/15/30	12,707	12,609,314
4.20%, 10/01/29	1,235	1,244,945
4.38%, 04/15/40	3,506	3,201,649
4.50%, 04/15/50(a)	5,659	4,748,307
4.63%, 01/15/33	1,090	1,097,870
4.70%, 01/15/35	2,335	2,322,303
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.80%, 07/15/28	$2,575	$2,625,011
4.85%, 01/15/29	2,135	2,187,248
4.95%, 03/15/28	2,195	2,240,024
4.95%, 11/15/35	1,935	1,952,799
5.00%, 02/15/36	2,630	2,646,886
5.05%, 07/15/33	4,535	4,677,981
5.13%, 05/15/32	1,345	1,397,126
5.15%, 04/15/34(a)	2,051	2,119,448
5.20%, 01/15/33	2,520	2,623,570
5.25%, 06/15/55(a)	2,095	1,932,277
5.30%, 05/15/35(a)	1,545	1,599,999
5.50%, 01/15/55	1,468	1,400,096
5.65%, 01/15/53	3,346	3,275,421
5.70%, 01/15/56(a)	2,400	2,366,722
5.75%, 01/15/34(a)	2,165	2,314,342
5.75%, 01/15/54(a)	2,692	2,674,904
5.80%, 09/15/62	995	992,594
5.85%, 02/15/56(a)	1,700	1,706,861
5.88%, 11/15/55	2,275	2,297,962
6.00%, 06/15/54	950	973,615
6.70%, 12/15/33(a)	590	667,686
Verizon Communications, Inc.
1.50%, 09/18/30(a)	1,912	1,709,321
1.68%, 10/30/30	2,173	1,949,585
1.75%, 01/20/31	4,897	4,379,026
2.10%, 03/22/28	5,078	4,906,858
2.36%, 03/15/32	7,675	6,853,707
2.55%, 03/21/31	6,493	6,007,617
2.65%, 11/20/40	6,832	4,978,308
2.85%, 09/03/41	2,790	2,044,561
2.88%, 11/20/50(a)	4,133	2,613,922
2.99%, 10/30/56(a)	5,106	3,112,234
3.00%, 11/20/60(a)	3,493	2,084,229
3.15%, 03/22/30	2,588	2,504,629
3.40%, 03/22/41	6,363	5,066,151
3.55%, 03/22/51(a)	6,755	4,895,120
3.70%, 03/22/61	5,852	4,048,381
3.85%, 11/01/42(a)	1,299	1,072,230
3.88%, 02/08/29	2,053	2,055,504
3.88%, 03/01/52(a)	2,222	1,676,819
4.00%, 03/22/50	2,435	1,917,894
4.02%, 12/03/29	6,095	6,103,914
4.13%, 08/15/46(a)	1,417	1,161,568
4.27%, 01/15/36	2,590	2,462,910
4.33%, 09/21/28(a)	5,868	5,930,473
4.40%, 11/01/34	3,135	3,072,848
4.50%, 08/10/33	4,447	4,435,743
4.52%, 09/15/48	2,420	2,055,423
4.67%, 03/15/55(a)	1,465	1,237,004
4.75%, 01/15/33(a)	1,625	1,647,985
4.75%, 11/01/41	1,320	1,233,638
4.78%, 02/15/35	3,700	3,684,002
4.81%, 03/15/39	2,305	2,225,500
4.86%, 08/21/46	4,180	3,765,528
5.00%, 01/15/36	5,590	5,614,715
5.01%, 04/15/49	1,055	961,613
5.01%, 08/21/54	1,525	1,360,927
5.05%, 05/09/33	2,140	2,219,733
5.25%, 04/02/35	3,375	3,474,998
5.25%, 03/16/37	2,153	2,191,151
5.40%, 07/02/37	3,983	4,099,150
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 03/16/47	$995	$980,461
5.50%, 02/23/54(a)	2,940	2,867,788
5.75%, 11/30/45	3,810	3,851,430
5.85%, 09/15/35(a)	2,055	2,224,092
5.88%, 11/30/55	3,270	3,291,893
6.00%, 11/30/65(a)	2,375	2,384,130
6.40%, 09/15/33(a)	780	870,672
6.55%, 09/15/43(a)	1,740	1,932,562
7.75%, 12/01/30	410	472,731
Vodafone Group PLC
4.25%, 09/17/50	1,593	1,279,183
4.38%, 05/30/28	945	960,195
4.38%, 02/19/43	1,075	937,187
4.88%, 06/19/49	2,347	2,095,080
5.00%, 05/30/38	957	961,132
5.13%, 06/19/59	20	18,108
5.25%, 05/30/48(a)	2,386	2,254,334
5.63%, 02/10/53	1,535	1,492,796
5.75%, 06/28/54	3,315	3,270,003
5.75%, 02/10/63	695	673,627
5.88%, 06/28/64(a)	1,850	1,824,993
6.15%, 02/27/37	1,935	2,133,514
6.25%, 11/30/32	1,901	2,090,025
7.88%, 02/15/30	1,688	1,925,510
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	1,335	1,248,383
3.38%, 04/29/30(b)	465	451,778
4.10%, 07/14/51(b)	830	663,250
		655,440,644
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	252	250,452
3.90%, 11/19/29	1,790	1,774,622
5.10%, 05/15/44	807	741,340
6.05%, 05/14/34(a)	345	370,455
6.35%, 03/15/40	1,029	1,111,488
Mattel, Inc.
3.75%, 04/01/29(a)(b)	1,787	1,752,167
5.00%, 11/17/30(a)	765	776,745
5.45%, 11/01/41(a)	685	648,168
5.88%, 12/15/27(b)	1,327	1,327,302
6.20%, 10/01/40(a)	505	514,721
		9,267,460
Transportation — 1.7%
AP Moller - Maersk A/S
4.50%, 06/20/29(a)(b)	1,839	1,860,051
5.88%, 09/14/33(a)(b)	1,555	1,674,612
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,150	734,518
3.05%, 02/15/51	996	668,335
3.25%, 06/15/27	303	301,643
3.30%, 09/15/51	1,772	1,246,254
3.55%, 02/15/50	1,679	1,254,065
3.90%, 08/01/46	1,414	1,152,396
4.05%, 06/15/48	1,561	1,285,312
4.13%, 06/15/47	1,285	1,078,689
4.15%, 04/01/45	2,472	2,111,089
4.15%, 12/15/48	1,359	1,138,320
4.38%, 09/01/42	1,167	1,050,640
4.40%, 03/15/42	990	901,607

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.45%, 03/15/43	$1,327	$1,200,118
4.45%, 01/15/53	1,875	1,604,256
4.55%, 09/01/44	1,345	1,216,138
4.70%, 09/01/45	1,342	1,235,622
4.90%, 04/01/44	1,992	1,897,383
4.95%, 09/15/41	840	828,070
5.05%, 03/01/41(a)	915	912,990
5.15%, 09/01/43	1,277	1,257,285
5.20%, 04/15/54	2,745	2,624,486
5.40%, 06/01/41	1,012	1,041,529
5.50%, 03/15/55	2,250	2,247,174
5.55%, 03/15/56	1,225	1,229,376
5.75%, 05/01/40	755	805,513
5.80%, 03/15/56	1,720	1,798,198
6.15%, 05/01/37(a)	1,397	1,566,718
6.20%, 08/15/36	654	732,407
7.95%, 08/15/30	560	651,282
Canadian National Railway Co.
2.45%, 05/01/50	617	375,599
3.20%, 08/02/46	1,470	1,089,728
3.50%, 11/15/42(a)	250	197,706
3.65%, 02/03/48	1,334	1,036,360
3.85%, 08/05/32	1,332	1,304,946
4.20%, 03/12/31	1,000	1,006,419
4.38%, 09/18/34(a)	1,140	1,134,632
4.40%, 08/05/52(a)	1,110	962,649
4.45%, 01/20/49	916	798,449
4.50%, 11/07/43(a)	405	361,583
4.75%, 11/12/35(a)	450	456,963
5.85%, 11/01/33	1,045	1,138,110
6.13%, 11/01/53	755	817,976
6.20%, 06/01/36	645	721,610
6.25%, 08/01/34	931	1,040,311
6.38%, 11/15/37	800	907,436
6.71%, 07/15/36(a)	1,170	1,327,540
6.90%, 07/15/28	1,755	1,874,142
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	1,657	1,538,305
2.45%, 12/02/31	1,545	1,406,446
2.88%, 11/15/29	1,612	1,556,138
3.00%, 12/02/41(a)	2,105	1,611,494
3.10%, 12/02/51	3,195	2,181,480
3.50%, 05/01/50	564	416,956
4.00%, 06/01/28(a)	1,924	1,928,910
4.20%, 11/15/69	971	742,118
4.30%, 05/15/43	1,179	1,042,956
4.70%, 05/01/48	1,166	1,060,039
4.80%, 03/30/30	1,630	1,677,903
4.80%, 09/15/35(a)	325	330,305
4.80%, 08/01/45	968	912,177
4.95%, 08/15/45	899	857,417
5.20%, 03/30/35(a)	875	917,698
5.75%, 03/15/33(a)	565	602,994
5.75%, 01/15/42(a)	787	815,175
5.95%, 05/15/37(a)	982	1,077,772
6.13%, 09/15/2115	1,091	1,128,759
7.13%, 10/15/31	770	881,683
Central Japan Railway Co., 4.25%, 11/24/45(b)	270	231,138
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	1,318	1,321,066
CSX Corp.
2.40%, 02/15/30	971	916,654
Security	Par (000)	Value
Transportation (continued)
2.50%, 05/15/51	$649	$394,843
3.25%, 06/01/27	1,387	1,378,137
3.35%, 09/15/49	1,205	867,227
3.80%, 03/01/28	2,210	2,211,724
3.80%, 11/01/46	1,736	1,385,641
3.80%, 04/15/50	186	143,953
3.95%, 05/01/50	903	713,979
4.10%, 11/15/32(a)	1,925	1,918,417
4.10%, 03/15/44	1,533	1,316,270
4.25%, 03/15/29	3,642	3,689,966
4.25%, 11/01/66	1,385	1,084,497
4.30%, 03/01/48	1,754	1,495,034
4.40%, 03/01/43(a)	825	752,695
4.50%, 03/15/49	828	718,629
4.50%, 11/15/52(a)	1,727	1,497,192
4.50%, 08/01/54	990	850,745
4.65%, 03/01/68	885	742,433
4.75%, 05/30/42	1,140	1,073,567
4.75%, 11/15/48	1,223	1,104,601
4.90%, 03/15/55(a)	925	846,525
5.05%, 06/15/35	1,555	1,603,945
5.20%, 11/15/33(a)	910	956,443
5.50%, 04/15/41	1,005	1,045,547
6.00%, 10/01/36	755	829,199
6.15%, 05/01/37	1,276	1,417,109
6.22%, 04/30/40	1,278	1,422,338
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	530	344,667
3.83%, 09/14/61(a)(b)	960	674,593
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(a)(b)	915	888,328
3.69%, 09/13/61(b)	1,140	822,865
4.70%, 05/07/50(a)(b)	1,989	1,769,857
5.00%, 01/25/47(a)(b)	1,202	1,131,295
ENA Master Trust, 4.00%, 05/19/48(a)(b)	700	553,371
FedEx Corp.
2.40%, 05/15/31(a)	1,230	1,130,881
3.10%, 08/05/29	3,265	3,170,123
3.25%, 05/15/41	15	11,823
3.88%, 08/01/42	800	660,849
3.90%, 02/01/35(a)	320	305,444
4.05%, 02/15/48	1,768	1,402,454
4.10%, 02/01/45	305	252,179
4.25%, 05/15/30	1,825	1,841,417
4.25%, 05/15/30(a)	65	65,585
4.40%, 01/15/47	340	287,315
4.55%, 04/01/46	1,370	1,191,493
4.75%, 11/15/45	2,357	2,113,786
4.90%, 01/15/34(a)	265	270,830
4.95%, 10/17/48	1,385	1,268,690
5.10%, 01/15/44	2,170	2,068,199
5.25%, 05/15/50(a)	1,660	1,594,595
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	150	150,341
4.65%, 03/15/31(b)	150	150,824
4.95%, 03/15/33(b)	30	29,999
5.25%, 03/15/36(b)	200	199,381
GXO Logistics, Inc.
2.65%, 07/15/31	670	612,926
6.25%, 05/06/29	1,575	1,662,802
6.50%, 05/06/34(a)	760	827,266
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
JB Hunt Transport Services, Inc., 4.90%, 03/15/30(a)	$1,195	$1,228,230
Kirby Corp., 4.20%, 03/01/28(a)	1,009	1,012,047
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	1,415	1,410,239
Nakilat, Inc., 6.07%, 12/31/33(a)(b)	778	822,928
Norfolk Southern Corp.
2.30%, 05/15/31	947	864,281
2.55%, 11/01/29	1,216	1,158,054
2.90%, 08/25/51	425	272,359
3.00%, 03/15/32	879	820,911
3.05%, 05/15/50	712	476,753
3.15%, 06/01/27	613	607,944
3.16%, 05/15/55	1,504	988,114
3.40%, 11/01/49	969	694,284
3.70%, 03/15/53	1,001	742,587
3.80%, 08/01/28(a)	1,635	1,633,524
3.94%, 11/01/47	1,428	1,143,720
3.95%, 10/01/42	1,541	1,304,167
4.05%, 08/15/52	1,571	1,237,276
4.10%, 05/15/49	759	613,356
4.10%, 05/15/2121	750	523,176
4.15%, 02/28/48	1,722	1,425,965
4.45%, 03/01/33(a)	900	905,904
4.45%, 06/15/45	1,220	1,072,005
4.55%, 06/01/53	1,385	1,185,527
4.65%, 01/15/46	1,245	1,114,940
4.80%, 08/15/43	265	243,571
4.84%, 10/01/41(a)	1,411	1,351,477
5.05%, 08/01/30	1,395	1,450,888
5.10%, 05/01/35	840	868,254
5.10%, 08/01/2118(a)	600	523,420
5.35%, 08/01/54(a)	1,945	1,879,585
5.55%, 03/15/34	820	872,839
5.95%, 03/15/64	1,020	1,052,395
7.25%, 02/15/31(a)	990	1,124,944
7.80%, 05/15/27	770	805,733
Polar Tankers, Inc., 5.95%, 05/10/37(a)(b)	1,019	1,105,611
Ryder System, Inc.
2.85%, 03/01/27	849	840,452
4.30%, 06/15/27	590	592,044
4.30%, 12/01/30	400	401,729
4.85%, 06/15/30	645	662,243
4.90%, 12/01/29	1,235	1,268,397
4.95%, 09/01/29	850	871,918
5.00%, 03/15/30(a)	955	983,988
5.25%, 06/01/28(a)	1,215	1,248,131
5.30%, 03/15/27	480	486,362
5.38%, 03/15/29	965	1,001,399
5.50%, 06/01/29	760	792,815
5.65%, 03/01/28	730	752,595
6.30%, 12/01/28(a)	1,120	1,185,516
6.60%, 12/01/33(a)	1,155	1,302,684
TTX Co.
3.90%, 02/01/45(b)	220	182,281
4.20%, 07/01/46(a)(b)	745	643,108
4.60%, 02/01/49(a)(b)	759	679,379
4.65%, 06/15/44(b)	295	266,317
5.05%, 11/15/34(b)	995	1,030,780
5.65%, 12/01/52(a)(b)	525	537,975
5.75%, 11/22/33(b)	940	1,006,801
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.38%, 05/20/31	$1,850	$1,709,702
2.40%, 02/05/30	1,064	1,006,075
2.80%, 02/14/32	2,405	2,238,382
2.89%, 04/06/36(a)	1,334	1,147,987
2.95%, 03/10/52	1,600	1,037,991
2.97%, 09/16/62	1,554	932,099
3.00%, 04/15/27	1,063	1,055,607
3.20%, 05/20/41	2,021	1,621,502
3.25%, 02/05/50	907	638,309
3.35%, 08/15/46	820	607,849
3.38%, 02/01/35(a)	955	875,876
3.38%, 02/14/42	730	585,932
3.50%, 02/14/53	2,654	1,917,455
3.55%, 08/15/39	917	797,238
3.55%, 05/20/61	1,523	1,048,119
3.60%, 09/15/37(a)	1,272	1,148,517
3.70%, 03/01/29(a)	2,441	2,435,492
3.75%, 02/05/70	1,710	1,182,440
3.80%, 10/01/51	1,795	1,377,893
3.80%, 04/06/71	1,555	1,091,948
3.84%, 03/20/60	3,407	2,517,784
3.85%, 02/14/72	710	500,621
3.88%, 02/01/55	1,050	803,645
3.95%, 09/10/28	3,146	3,160,372
3.95%, 08/15/59	995	753,766
4.00%, 04/15/47	1,080	883,965
4.05%, 11/15/45	1,030	859,228
4.05%, 03/01/46	1,178	976,624
4.10%, 09/15/67	1,052	792,043
4.30%, 03/01/49	1,148	971,967
4.50%, 01/20/33(a)	1,360	1,388,156
4.50%, 09/10/48	867	758,216
4.95%, 09/09/52	1,401	1,305,831
4.95%, 05/15/53	830	766,239
5.10%, 02/20/35(a)	1,630	1,700,151
5.15%, 01/20/63	580	539,342
5.60%, 12/01/54(a)	1,620	1,640,620
6.63%, 02/01/29	2,157	2,330,323
United Parcel Service of America, Inc., 7.62%, 04/01/30(c)	870	990,250
United Parcel Service, Inc.
2.50%, 09/01/29	959	921,439
3.05%, 11/15/27	1,936	1,919,346
3.40%, 03/15/29	2,039	2,021,853
3.40%, 11/15/46	945	711,316
3.40%, 09/01/49(a)	1,098	797,259
3.63%, 10/01/42(a)	771	634,699
3.75%, 11/15/47	1,935	1,523,748
4.25%, 03/15/49	1,529	1,280,528
4.45%, 04/01/30(a)	1,567	1,604,409
4.65%, 10/15/30(a)	1,205	1,244,966
4.88%, 03/03/33(a)	1,540	1,606,074
4.88%, 11/15/40	1,439	1,417,148
5.05%, 03/03/53(a)	1,815	1,683,499
5.15%, 05/22/34(a)	1,280	1,347,762
5.20%, 04/01/40(a)	932	957,135
5.25%, 05/14/35(a)	1,570	1,650,020
5.30%, 04/01/50(a)	2,445	2,375,337
5.50%, 05/22/54	2,600	2,573,265
5.60%, 05/22/64(a)	980	966,098

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.95%, 05/14/55(a)	$2,110	$2,215,815
6.05%, 05/14/65	1,455	1,521,019
6.20%, 01/15/38(a)	2,464	2,769,149
Walmart, Inc.
1.50%, 09/22/28	3,130	2,977,475
1.80%, 09/22/31(a)	2,910	2,623,974
3.95%, 09/09/27	1,850	1,859,800
XPO, Inc., 6.25%, 06/01/28(b)	1,485	1,508,874
		282,010,137
Trucking & Leasing — 0.2%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(a)(b)	1,380	1,399,632
DAE Funding LLC
3.38%, 03/20/28(b)	1,120	1,093,917
4.95%, 01/15/33(b)	1,000	994,055
GATX Corp.
1.90%, 06/01/31(a)	715	635,358
3.10%, 06/01/51	960	630,013
3.50%, 03/15/28	548	542,499
3.50%, 06/01/32	866	819,752
3.85%, 03/30/27	471	470,509
4.00%, 06/30/30	780	774,893
4.50%, 03/30/45(a)	285	242,281
4.55%, 11/07/28	770	779,828
4.70%, 04/01/29	795	809,720
4.90%, 03/15/33	725	736,112
5.20%, 03/15/44(a)	590	568,413
5.40%, 03/15/27	360	365,079
5.45%, 09/15/33	680	713,313
5.50%, 06/15/35	850	883,226
6.05%, 03/15/34	915	993,467
6.05%, 06/05/54(a)	2,025	2,094,037
6.90%, 05/01/34	875	990,238
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	963	932,534
4.20%, 04/01/27(b)	862	863,712
4.40%, 07/01/27(b)	1,242	1,247,475
4.55%, 01/15/31(b)	935	940,910
5.25%, 07/01/29(b)	830	856,643
5.25%, 02/01/30(b)	1,825	1,890,090
5.35%, 03/30/29(b)	1,135	1,172,743
5.55%, 05/01/28(b)	1,975	2,032,789
5.70%, 02/01/28(b)	1,090	1,119,937
5.88%, 11/15/27(a)(b)	1,445	1,485,563
6.05%, 08/01/28(b)	2,185	2,277,801
6.20%, 06/15/30(b)	1,055	1,132,206
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	610	586,246
5.10%, 04/01/30(a)(b)	940	968,177
5.25%, 11/26/35(a)(b)	875	890,128
5.30%, 04/03/29(a)(b)	1,210	1,249,152
5.45%, 05/03/28(a)(b)	1,270	1,303,669
5.55%, 04/03/34(b)	1,555	1,625,919
5.70%, 07/25/33(b)	1,940	2,050,465
		41,162,501
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29	$10	$9,945
6.00%, 06/16/30(a)	480	478,251
		488,196
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31(a)	1,185	1,084,052
2.80%, 05/01/30	1,115	1,067,196
2.95%, 09/01/27	1,157	1,144,068
3.25%, 06/01/51	950	657,244
3.45%, 06/01/29	1,101	1,086,384
3.45%, 05/01/50	1,009	728,848
3.75%, 09/01/28(a)	1,542	1,539,848
3.75%, 09/01/47	1,591	1,237,897
4.00%, 12/01/46	851	681,749
4.15%, 06/01/49	1,248	1,015,984
4.20%, 09/01/48(a)	1,547	1,280,762
4.30%, 12/01/42(a)	626	561,240
4.30%, 09/01/45(a)	386	333,060
4.45%, 06/01/32	1,115	1,125,719
5.15%, 03/01/34	900	935,858
5.25%, 03/01/35(a)	1,290	1,340,407
5.45%, 03/01/54	1,025	1,006,083
5.70%, 09/01/55	1,900	1,924,456
6.59%, 10/15/37	994	1,144,501
Essential Utilities, Inc.
2.40%, 05/01/31	960	877,049
2.70%, 04/15/30	949	897,838
3.35%, 04/15/50	927	650,308
3.57%, 05/01/29	1,490	1,467,378
4.28%, 05/01/49(a)	1,386	1,142,430
4.80%, 08/15/27	865	874,180
5.25%, 08/15/35	745	764,157
5.30%, 05/01/52(a)	780	736,920
5.38%, 01/15/34	520	541,443
United Utilities PLC, 6.88%, 08/15/28(a)	375	399,315
		28,246,374
Total Corporate Bonds & Notes — 98.3% (Cost: $17,026,707,929)		16,708,863,323
Foreign Government Obligations
Japan — 0.0%
Development Bank of Japan, Inc., 4.00%, 08/28/27(b)	15	15,070
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)	13,445	13,678,809
South Korea — 0.1%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	960	962,160
4.75%, 02/13/28(b)	855	869,843
5.13%, 04/23/34(b)	455	479,911
5.50%, 04/06/28(b)	590	609,889
Korea Gas Corp.
2.00%, 07/13/31(a)(b)	1,230	1,117,976
3.13%, 07/20/27(b)	1,341	1,328,974
3.88%, 07/13/27(a)(b)	1,265	1,266,571
4.25%, 07/10/30(b)	340	345,508
4.88%, 07/05/28(b)	200	204,889
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
5.00%, 07/08/29(a)(b)	$1,035	$1,073,209
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(a)(b)	1,210	1,199,602
4.25%, 07/27/27(b)	570	573,831
4.63%, 07/29/29(b)	805	820,882
5.00%, 07/18/28(b)	400	410,322
Korea National Oil Corp.
2.13%, 04/18/27(b)	200	196,222
2.38%, 04/07/31(b)	970	897,830
2.63%, 04/18/32(b)	500	458,574
3.38%, 03/27/27(b)	500	497,623
4.13%, 09/30/27(b)	150	150,629
4.88%, 04/03/27(b)	150	151,646
4.88%, 04/03/28(b)	150	153,038
4.88%, 04/03/29(b)	1,000	1,028,136
		14,797,265
Total Foreign Government Obligations — 0.2% (Cost: $28,321,725)		28,491,144
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13% , (5-year CMT + 2.82%)(d)(e)	30	31,195
7.25% , (5-year CMT + 2.88%)(d)(e)	850	869,034
		900,229
Total U.S. Government Agency Obligations — 0.0% (Cost: $907,530)		900,229
Total Long-Term Investments — 98.5% (Cost: $17,055,937,184)		16,738,254,696
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(h)(i)(j)	1,729,048,375	$1,729,912,899
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)	4,710,000	4,710,000
Total Short-Term Securities — 10.2% (Cost: $1,734,151,899)		1,734,622,899
Total Investments — 108.7% (Cost: $18,790,089,083)		18,472,877,595
Liabilities in Excess of Other Assets — (8.7)%		(1,472,683,078)
Net Assets — 100.0%		$17,000,194,517

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,366,433,622	$363,464,919 (a)	$—	$2,004	$12,354	$1,729,912,899	1,729,048,375	$4,196,271 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	11,310,000	—	(6,600,000)(a)	—	—	4,710,000	4,710,000	1,157,338	—
				$2,004	$12,354	$1,734,622,899		$5,353,609	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,708,863,323	$—	$16,708,863,323
Foreign Government Obligations	—	28,491,144	—	28,491,144
U.S. Government Agency Obligations	—	900,229	—	900,229
Short-Term Securities
Money Market Funds	1,734,622,899	—	—	1,734,622,899
	$1,734,622,899	$16,738,254,696	$—	$18,472,877,595
See notes to financial statements.
Schedule of Investments

Schedule of Investments
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.45%, 04/30/30(a)	$3,300	$3,072,439
4.20%, 03/02/29	1,720	1,723,803
4.20%, 06/01/30(a)	3,480	3,478,997
4.65%, 10/01/28	3,560	3,599,495
4.75%, 03/30/30(a)	3,055	3,115,205
		14,989,939
Aerospace & Defense — 1.2%
Airbus SE, 3.15%, 04/10/27(a)(b)	3,777	3,755,458
BAE Systems Finance, Inc., 7.50%, 07/01/27(a)(b)	3,280	3,434,020
BAE Systems PLC
1.90%, 02/15/31(b)	140	126,126
3.40%, 04/15/30(b)	7,140	6,974,420
5.00%, 03/26/27(b)	3,465	3,506,120
5.13%, 03/26/29(b)	7,920	8,204,366
Boeing Co.(The)
2.80%, 03/01/27	1,604	1,585,762
2.95%, 02/01/30	4,570	4,383,019
3.20%, 03/01/29	6,605	6,453,692
3.25%, 02/01/28(a)	6,478	6,400,483
3.25%, 03/01/28(a)	2,085	2,059,173
3.45%, 11/01/28	2,014	1,991,050
3.63%, 02/01/31(a)	6,105	5,930,043
5.04%, 05/01/27	11,239	11,357,175
5.15%, 05/01/30	25,947	26,874,336
6.26%, 05/01/27	5,607	5,744,023
6.30%, 05/01/29	8,710	9,281,793
General Dynamics Corp.
2.63%, 11/15/27	2,170	2,135,582
3.50%, 04/01/27	3,860	3,854,679
3.63%, 04/01/30(a)	6,260	6,194,495
3.75%, 05/15/28(a)	6,727	6,747,432
General Electric Co., 4.30%, 07/29/30	7,010	7,121,151
HEICO Corp., 5.25%, 08/01/28	3,742	3,851,515
Howmet Aerospace, Inc.
3.00%, 01/15/29	4,600	4,489,384
3.75%, 03/03/28	120	119,862
3.90%, 04/15/29	120	120,120
6.75%, 01/15/28	3,270	3,438,533
L3Harris Technologies, Inc.
1.80%, 01/15/31	2,465	2,207,112
2.90%, 12/15/29	3,347	3,213,669
4.40%, 06/15/28	5,331	5,371,410
4.40%, 06/15/28(a)	5,202	5,241,432
5.05%, 06/01/29	5,350	5,520,005
Lockheed Martin Corp.
1.85%, 06/15/30	2,485	2,277,997
4.15%, 08/15/28(a)	3,250	3,283,228
4.40%, 08/15/30(a)	5,395	5,494,141
4.45%, 05/15/28	2,595	2,630,089
4.50%, 02/15/29	4,110	4,192,109
5.10%, 11/15/27	3,712	3,799,879
Northrop Grumman Corp.
3.25%, 01/15/28(a)	10,305	10,197,914
4.40%, 05/01/30(a)	4,575	4,643,289
4.60%, 02/01/29(a)	3,140	3,202,304
4.65%, 07/15/30(a)	4,415	4,520,911
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,245	5,363,968
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.25%, 07/01/30	$6,185	$5,763,144
3.13%, 05/04/27(a)	6,049	6,001,538
3.50%, 03/15/27	6,373	6,354,168
4.13%, 11/16/28	16,371	16,470,024
5.75%, 01/15/29(a)	1,678	1,763,055
6.70%, 08/01/28(a)	1,990	2,112,657
7.20%, 08/15/27(a)	1,700	1,781,001
7.50%, 09/15/29(a)	3,045	3,403,049
Spirit AeroSystems, Inc., 4.60%, 06/15/28(a)	1,105	1,114,358
		262,056,263
Agriculture — 1.1%
Altria Group, Inc.
3.40%, 05/06/30	5,060	4,926,913
4.50%, 08/06/30(a)	3,505	3,566,080
4.80%, 02/14/29(a)	10,842	11,077,309
4.88%, 02/04/28	2,610	2,657,004
6.20%, 11/01/28	3,320	3,503,335
Archer-Daniels-Midland Co., 3.25%, 03/27/30	6,610	6,432,145
BAT Capital Corp.
2.26%, 03/25/28(a)	9,611	9,296,979
3.46%, 09/06/29	3,152	3,094,493
3.56%, 08/15/27	12,682	12,617,060
4.70%, 04/02/27	4,120	4,147,934
4.91%, 04/02/30	6,045	6,211,614
5.83%, 02/20/31	2,800	2,994,615
6.34%, 08/02/30	6,050	6,578,341
BAT International Finance PLC
4.45%, 03/16/28	5,892	5,947,714
5.93%, 02/02/29(a)	5,825	6,136,259
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	3,140	3,132,150
4.10%, 01/07/28(a)	2,230	2,241,019
4.20%, 09/17/29	5,255	5,289,043
4.55%, 08/04/30(a)	4,575	4,648,379
4.90%, 04/21/27	2,855	2,885,369
Cargill, Inc.
1.70%, 02/02/31(b)	2,000	1,793,208
2.13%, 04/23/30(b)	5,215	4,843,761
3.25%, 05/23/29(a)(b)	4,470	4,386,868
3.63%, 04/22/27(b)	2,480	2,478,544
4.13%, 10/23/30(b)	4,670	4,686,966
4.63%, 02/11/28(a)(b)	3,850	3,912,940
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	5,970	5,905,672
4.50%, 06/30/28(b)	3,645	3,683,094
5.50%, 02/01/30(b)	7,310	7,635,832
6.13%, 07/27/27(b)	5,316	5,461,498
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	745	760,160
5.25%, 06/15/30(b)	6,050	6,317,833
Philip Morris International, Inc.
1.75%, 11/01/30	5,215	4,700,926
2.10%, 05/01/30	4,365	4,040,685
3.13%, 08/17/27(a)	2,725	2,704,341
3.13%, 03/02/28	3,145	3,102,800
3.38%, 08/15/29(a)	4,434	4,358,239
3.88%, 10/27/28	3,420	3,427,409
4.00%, 10/29/30	4,490	4,483,757
4.13%, 04/28/28	4,475	4,506,855
4.38%, 11/01/27	4,310	4,352,848

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.38%, 04/30/30	$4,435	$4,492,386
4.63%, 11/01/29(a)	4,450	4,553,715
4.88%, 02/15/28	8,323	8,485,934
4.88%, 02/13/29(a)	6,042	6,210,736
5.13%, 11/17/27	8,393	8,569,220
5.13%, 02/15/30	12,719	13,214,881
5.25%, 09/07/28	4,510	4,664,020
5.50%, 09/07/30	4,050	4,282,065
5.63%, 11/17/29	7,325	7,736,437
		257,137,385
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	3,940	4,006,037
Delta Air Lines, Inc.
3.75%, 10/28/29	3,305	3,249,796
4.38%, 04/19/28(a)	2,070	2,079,730
4.95%, 07/10/28	6,650	6,760,543
5.25%, 07/10/30(a)	5,928	6,113,087
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	20,180	20,354,950
Southwest Airlines Co.
2.63%, 02/10/30(a)	3,360	3,152,908
3.45%, 11/16/27	1,650	1,631,580
4.38%, 11/15/28(a)	4,665	4,704,944
5.13%, 06/15/27	9,676	9,789,472
United Airlines, Inc., 4.63%, 04/15/29(b)	10,200	10,192,301
		72,035,348
Apparel — 0.1%
Gildan Activewear, Inc., 4.70%, 10/07/30(a)(b)	3,325	3,346,317
NIKE, Inc.
2.75%, 03/27/27	3,325	3,292,580
2.85%, 03/27/30	9,225	8,872,521
PVH Corp., 5.50%, 06/13/30	2,790	2,865,562
Ralph Lauren Corp., 2.95%, 06/15/30	3,940	3,774,037
Tapestry, Inc.
4.13%, 07/15/27(a)	1,330	1,330,472
5.10%, 03/11/30(a)	4,720	4,873,374
		28,354,863
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.80%, 01/13/31	655	585,653
2.00%, 03/24/28	4,440	4,274,718
2.25%, 01/12/29	4,015	3,832,590
3.50%, 02/15/28	2,905	2,886,374
4.15%, 01/08/29	3,815	3,835,836
4.25%, 09/01/28	4,415	4,451,977
4.40%, 09/05/29(a)	5,060	5,131,300
4.45%, 10/22/27(a)	3,525	3,559,042
4.45%, 01/08/31(a)	3,070	3,099,852
4.50%, 09/04/30	7,005	7,089,235
4.55%, 07/09/27	3,835	3,871,989
4.55%, 03/03/28	5,035	5,099,965
4.60%, 04/17/30	5,190	5,281,557
4.70%, 01/12/28(a)	2,903	2,947,801
4.80%, 03/05/30	4,105	4,203,920
4.90%, 03/12/27	2,955	2,987,550
4.90%, 07/09/27(a)	3,055	3,096,400
4.90%, 03/13/29(a)	4,945	5,072,437
5.13%, 07/07/28	4,609	4,731,725
5.65%, 11/15/28(a)	5,100	5,323,247
5.85%, 10/04/30(a)	915	977,269
Security	Par (000)	Value
Auto Manufacturers (continued)
BMW Finance NV, 2.85%, 08/14/29(b)	$3,420	$3,285,587
BMW U.S. Capital LLC
3.30%, 04/06/27(a)(b)	3,097	3,081,387
3.45%, 04/01/27(a)(b)	3,078	3,067,636
3.63%, 04/18/29(b)	4,605	4,549,722
3.75%, 04/12/28(a)(b)	3,935	3,924,777
3.95%, 08/14/28(b)	3,000	2,996,977
4.15%, 08/11/27(b)	1,130	1,135,076
4.15%, 04/09/30(b)	6,395	6,392,085
4.50%, 08/11/30(a)(b)	5,925	6,003,901
4.60%, 08/13/27(b)	4,290	4,334,403
4.65%, 03/19/27(a)(b)	4,300	4,339,604
4.65%, 08/13/29(b)	3,295	3,353,884
4.75%, 03/21/28(a)(b)	4,805	4,882,528
4.90%, 04/02/27(a)(b)	3,975	4,021,989
4.90%, 04/02/29(b)	6,450	6,614,044
5.05%, 08/11/28(b)	5,670	5,816,245
5.05%, 03/21/30(a)(b)	5,310	5,483,843
Cummins, Inc.
1.50%, 09/01/30	3,470	3,130,304
4.25%, 05/09/28(a)	770	777,839
4.70%, 02/15/31(a)	4,095	4,213,914
4.90%, 02/20/29	2,810	2,898,718
7.13%, 03/01/28	4,273	4,542,139
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b)	4,095	3,920,506
3.65%, 04/07/27(b)	2,968	2,960,592
4.15%, 01/12/29(b)	3,180	3,188,834
4.30%, 08/12/27(b)	2,850	2,867,078
4.65%, 10/12/30(a)(b)	4,600	4,675,388
4.95%, 01/13/28(b)	4,210	4,281,992
5.13%, 09/25/27(b)	2,955	3,005,906
5.13%, 01/19/28(b)	2,925	2,985,435
5.13%, 09/25/29(b)	3,505	3,626,076
5.25%, 01/13/30(a)(b)	5,050	5,236,423
5.40%, 09/20/28(a)(b)	2,765	2,859,578
Ford Holdings LLC, 9.30%, 03/01/30(a)	1,890	2,179,326
Ford Motor Co.
6.63%, 10/01/28(a)	2,520	2,663,438
9.63%, 04/22/30(a)	2,480	2,897,360
Ford Motor Credit Co. LLC
2.90%, 02/16/28	4,700	4,557,981
2.90%, 02/10/29(a)	5,485	5,220,873
3.82%, 11/02/27	4,325	4,289,759
4.00%, 11/13/30	9,520	9,123,546
4.13%, 08/17/27	6,860	6,834,147
4.95%, 05/28/27	8,355	8,413,152
4.97%, 04/06/29	6,705	6,747,760
5.11%, 05/03/29	9,582	9,675,101
5.30%, 09/06/29	5,235	5,314,405
5.73%, 09/05/30(a)	7,410	7,620,148
5.80%, 03/05/27	8,265	8,377,186
5.80%, 03/08/29	9,610	9,899,476
5.85%, 05/17/27	8,160	8,293,720
5.88%, 11/07/29	7,480	7,736,166
5.92%, 03/20/28(a)	6,139	6,302,527
6.80%, 05/12/28(a)	9,570	10,010,712
6.80%, 11/07/28	8,445	8,901,249
7.20%, 06/10/30(a)	4,980	5,376,851
7.35%, 11/04/27	8,410	8,774,381
7.35%, 03/06/30	7,205	7,808,279
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27(a)	$4,161	$4,171,811
5.00%, 10/01/28	5,075	5,178,467
5.35%, 04/15/28(a)	4,415	4,523,857
5.40%, 10/15/29(a)	5,695	5,925,592
5.63%, 04/15/30(a)	4,780	5,016,556
6.80%, 10/01/27(a)	5,575	5,782,795
General Motors Financial Co., Inc.
2.35%, 01/08/31(a)	5,235	4,764,342
2.40%, 04/10/28	5,670	5,485,985
2.40%, 10/15/28	6,097	5,844,644
2.70%, 08/20/27	4,637	4,551,665
3.60%, 06/21/30	7,630	7,412,429
3.85%, 01/05/28	2,175	2,167,910
4.20%, 10/27/28	4,175	4,190,946
4.30%, 04/06/29	6,645	6,674,050
4.60%, 01/08/31(a)	5,855	5,908,643
4.90%, 10/06/29(a)	6,105	6,242,863
5.00%, 04/09/27	7,019	7,090,352
5.00%, 07/15/27(a)	2,455	2,486,507
5.05%, 04/04/28	9,255	9,435,636
5.35%, 07/15/27	6,185	6,291,964
5.35%, 01/07/30	7,363	7,642,736
5.40%, 05/08/27(a)	6,715	6,820,398
5.45%, 07/15/30(a)	6,170	6,448,433
5.55%, 07/15/29	8,085	8,419,478
5.65%, 01/17/29(a)	3,080	3,194,268
5.75%, 02/08/31	1,000	1,056,291
5.80%, 06/23/28	8,283	8,585,307
5.80%, 01/07/29	8,920	9,315,653
5.85%, 04/06/30(a)	5,420	5,727,939
6.00%, 01/09/28	5,750	5,940,055
Honda Motor Co. Ltd.
2.53%, 03/10/27	8,310	8,202,705
4.44%, 07/08/28	4,455	4,506,430
4.69%, 07/08/30(a)	7,701	7,849,951
Hyundai Capital America
1.80%, 01/10/28(a)(b)	4,005	3,848,852
2.00%, 06/15/28(b)	5,450	5,202,423
2.10%, 09/15/28(a)(b)	5,290	5,039,713
2.38%, 10/15/27(b)	3,867	3,770,290
4.25%, 09/18/28(b)	4,760	4,782,793
4.25%, 01/08/29(b)	5,325	5,355,031
4.30%, 09/24/27(a)(b)	5,090	5,112,856
4.50%, 09/18/30(b)	6,015	6,072,795
4.55%, 09/26/29(b)	4,945	5,015,433
4.55%, 01/08/31(b)	4,610	4,652,476
4.85%, 03/25/27(b)	3,290	3,321,194
4.88%, 06/23/27(a)(b)	5,185	5,247,039
4.88%, 11/01/27(b)	4,595	4,659,980
4.90%, 06/23/28(b)	6,310	6,424,530
5.00%, 01/07/28(a)(b)	5,025	5,111,144
5.10%, 06/24/30(b)	3,745	3,867,900
5.15%, 03/27/30(a)(b)	4,625	4,782,274
5.28%, 06/24/27(a)(b)	4,170	4,240,090
5.30%, 03/19/27(b)	4,637	4,700,709
5.30%, 01/08/29(b)	4,080	4,210,256
5.30%, 06/24/29(b)	4,692	4,857,041
5.30%, 01/08/30(a)(b)	4,860	5,055,204
5.35%, 03/19/29(b)	3,215	3,327,939
5.40%, 01/08/31(a)(b)	685	716,212
Security	Par (000)	Value
Auto Manufacturers (continued)
5.60%, 03/30/28(a)(b)	$5,540	$5,701,547
5.68%, 06/26/28(b)	6,132	6,336,159
5.70%, 06/26/30(b)	3,175	3,347,232
5.80%, 04/01/30(a)(b)	3,225	3,405,369
6.10%, 09/21/28(a)(b)	4,630	4,846,928
6.20%, 09/21/30(a)(b)	455	488,962
6.38%, 04/08/30(a)(b)	3,870	4,161,303
6.50%, 01/16/29(b)	4,485	4,763,624
Hyundai Capital Services, Inc.
3.63%, 08/29/27(a)(b)	980	974,800
5.13%, 02/05/29(b)	2,835	2,914,509
5.25%, 01/22/28(a)(b)	2,645	2,703,045
Kia Corp., 3.50%, 10/25/27(b)	530	526,176
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(a)(b)	2,150	2,033,588
3.10%, 08/15/29(b)	3,895	3,780,551
3.75%, 02/22/28(a)(b)	5,830	5,818,733
4.30%, 02/22/29(a)(b)	3,335	3,368,466
4.65%, 04/01/27(b)	2,400	2,421,683
4.75%, 08/01/27(b)	3,445	3,487,730
4.75%, 03/31/28(b)	2,780	2,826,997
4.80%, 03/30/28(b)	5,587	5,679,824
4.80%, 08/01/29(a)(b)	5,430	5,561,644
4.85%, 01/11/29(a)(b)	4,710	4,824,500
4.90%, 11/15/27(b)	3,785	3,851,331
5.00%, 04/01/30(a)(b)	4,265	4,395,998
5.10%, 08/03/28(b)	5,205	5,342,245
5.10%, 11/15/29(a)(b)	3,565	3,682,455
5.25%, 11/29/27(b)	2,703	2,767,303
8.50%, 01/18/31	8,145	9,678,534
PACCAR Financial Corp.
3.90%, 02/05/29	120	120,870
4.00%, 08/08/28	1,785	1,798,290
4.00%, 09/26/29	2,635	2,654,697
4.25%, 06/23/27(a)	1,795	1,809,827
4.45%, 08/06/27(a)	3,599	3,643,559
4.55%, 03/03/28	4,070	4,146,171
4.55%, 05/08/30	2,655	2,719,403
4.60%, 01/10/28(a)	1,435	1,460,196
4.60%, 01/31/29	3,895	3,995,613
4.95%, 08/10/28(a)	1,005	1,033,546
5.00%, 05/13/27	2,324	2,361,561
Series R, 4.00%, 11/07/28	2,170	2,185,843
Stellantis Finance U.S., Inc.
5.35%, 03/17/28(b)	3,495	3,557,545
5.63%, 01/12/28(a)(b)	2,332	2,377,206
5.75%, 03/18/30(a)(b)	5,730	5,870,204
Toyota Motor Corp.
2.76%, 07/02/29	3,170	3,062,873
3.67%, 07/20/28	2,825	2,828,815
4.19%, 06/30/27(a)	2,620	2,637,789
4.45%, 06/30/30	3,190	3,247,358
5.12%, 07/13/28(a)	3,048	3,140,440
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	3,290	3,177,245
1.65%, 01/10/31	595	532,686
1.90%, 04/06/28(a)	3,698	3,570,790
2.15%, 02/13/30(a)	4,709	4,409,427
3.05%, 03/22/27	7,790	7,742,035
3.05%, 01/11/28	2,720	2,690,311
3.38%, 04/01/30	6,000	5,869,626

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.65%, 01/08/29(a)	$2,770	$2,766,582
4.05%, 09/05/28(a)	4,990	5,030,878
4.35%, 10/08/27	7,178	7,253,715
4.45%, 06/29/29(a)	4,850	4,943,104
4.50%, 05/14/27	5,590	5,644,098
4.55%, 09/20/27	5,600	5,670,507
4.55%, 08/09/29(a)	6,180	6,318,442
4.55%, 05/17/30	3,945	4,041,340
4.63%, 01/12/28(a)	5,655	5,750,576
4.65%, 01/05/29	4,085	4,182,296
4.80%, 05/15/30	5,295	5,463,617
4.95%, 01/09/30(a)	4,485	4,649,718
5.05%, 05/16/29	6,207	6,431,098
5.25%, 09/11/28	4,435	4,594,794
5.45%, 11/10/27	3,875	3,988,851
5.55%, 11/20/30	7,485	7,970,958
Series B, 3.75%, 01/12/28(a)	4,255	4,260,938
Series B, 4.20%, 01/10/31(a)	4,500	4,533,596
Series B, 5.00%, 03/19/27	4,540	4,601,976
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	2,640	2,531,781
3.75%, 05/13/30(a)(b)	3,225	3,143,958
4.35%, 06/08/27(a)(b)	6,021	6,037,645
4.45%, 09/11/27(b)	3,655	3,674,446
4.55%, 09/11/28(b)	2,230	2,249,226
4.60%, 06/08/29(a)(b)	3,970	3,996,961
4.75%, 11/13/28(b)	7,845	7,945,290
4.85%, 08/15/27(b)	2,660	2,687,743
4.85%, 09/11/30(a)(b)	3,530	3,588,340
4.95%, 03/25/27(b)	2,935	2,962,539
4.95%, 08/15/29(b)	3,730	3,800,313
5.05%, 03/27/28(b)	6,765	6,874,981
5.25%, 03/22/29(a)(b)	7,075	7,266,141
5.30%, 03/22/27(a)(b)	5,575	5,652,168
5.35%, 03/27/30(a)(b)	3,715	3,850,923
5.65%, 09/12/28(a)(b)	4,065	4,202,031
6.20%, 11/16/28(b)	4,570	4,790,679
6.45%, 11/16/30(b)	3,160	3,413,978
		1,039,144,611
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(a)	3,295	3,373,357
BorgWarner, Inc.
2.65%, 07/01/27(a)	5,123	5,030,389
4.95%, 08/15/29	3,840	3,946,587
Denso Corp.
4.28%, 09/17/30(b)	3,255	3,285,999
4.42%, 09/11/29(b)	3,705	3,758,281
Lear Corp.
3.50%, 05/30/30	1,490	1,445,286
3.80%, 09/15/27	2,043	2,037,758
4.25%, 05/15/29	3,405	3,407,703
LG Energy Solution Ltd.
5.25%, 04/02/28(a)(b)	1,710	1,743,747
5.38%, 07/02/27(a)(b)	1,530	1,553,766
5.38%, 07/02/29(b)	4,830	4,996,448
5.38%, 04/02/30(a)(b)	3,535	3,675,467
5.75%, 09/25/28(b)	3,755	3,887,433
Magna International, Inc.
2.45%, 06/15/30(a)	4,030	3,773,640
5.05%, 03/14/29	3,290	3,383,204
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Motherson Global Investments BV, 5.63%, 07/11/29(a)(b)	$765	$787,045
Toyota Industries Corp., 3.57%, 03/16/28(a)(b)	2,800	2,772,207
		52,858,317
Banks — 27.8%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(b)(c)	5,419	5,183,753
4.20%, 07/07/28(a)(b)	3,665	3,690,918
4.20%, 02/26/31(b)	2,200	2,202,101
4.99%, 12/03/28, (1-year CMT + 0.78%)(b)(c)	7,520	7,646,818
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)(c)	5,435	5,645,870
6.61%, 09/13/29, (1-day SOFR + 2.33%)(b)(c)	5,982	6,331,649
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(b)(c)	2,235	2,276,412
5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(c)	1,740	1,817,059
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	4,730	4,492,474
3.45%, 07/17/27(a)(b)	2,058	2,049,802
3.45%, 01/21/28(a)(b)	2,390	2,375,545
5.36%, 08/14/28(a)(b)	5,615	5,827,935
ANZ New Zealand Int'l Ltd/London, 4.00%, 01/22/29(b)	1,905	1,916,055
ASB Bank Ltd.
4.16%, 10/29/30(a)(b)	3,135	3,161,422
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)(c)	2,180	2,208,309
5.40%, 11/29/27(a)(b)	2,910	2,988,403
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(b)(c)	9,070	8,293,222
5.73%, 09/18/34, (5-year CMT + 1.62%)(b)(c)	5,755	5,992,353
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	2,605	2,617,346
4.62%, 12/16/29	4,685	4,818,750
4.90%, 07/16/27	2,160	2,197,142
Series A, 3.92%, 12/08/28	2,640	2,653,180
Series A, 4.36%, 06/18/28	2,825	2,866,603
Banco BBVA Peru SA, 6.20%, 06/07/34, (5-year CMT + 2.00%)(b)(c)	285	296,788
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	4,600	4,601,010
5.38%, 03/13/29	6,122	6,369,806
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	2,902	2,996,416
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(b)(c)	4,080	4,151,400
5.85%, 01/11/29(b)	1,700	1,771,743
6.45%, 07/30/35, (5-year CMT + 2.49%)(b)(c)	3,800	3,961,329
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,350	1,337,787
Banco General SA, 4.13%, 08/07/27(b)	1,365	1,359,376
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)(b)	1,960	1,959,612
Banco Nacional de Panama, 2.50%, 08/11/30(b)	5,000	4,509,778
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	3,030	3,164,835
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
2.75%, 12/03/30	$8,935	$8,210,827
3.31%, 06/27/29	5,220	5,099,532
3.49%, 05/28/30(a)	5,810	5,646,203
3.80%, 02/23/28(a)	5,390	5,368,613
4.18%, 03/24/28, (1-year CMT + 2.00%)(c)	7,295	7,297,594
4.25%, 04/11/27	5,195	5,208,614
4.38%, 04/12/28	7,265	7,315,256
4.55%, 11/06/30	8,095	8,159,650
5.29%, 08/18/27	9,910	10,084,482
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	9,125	9,286,890
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)(c)	7,230	7,511,817
5.55%, 03/14/28, (1-year CMT + 1.25%)(c)	4,865	4,937,585
5.57%, 01/17/30	6,075	6,368,532
5.59%, 08/08/28	8,515	8,826,033
6.61%, 11/07/28	6,935	7,391,335
Bangkok Bank PCL, 5.30%, 09/21/28(b)	2,761	2,838,979
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(b)	2,204	2,209,384
4.45%, 09/19/28(a)(b)	2,095	2,114,423
4.51%, 11/26/30(b)	1,855	1,874,390
9.03%, 03/15/29(b)	1,141	1,282,782
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	16,165	14,678,939
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	15,080	13,606,949
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	17,106	16,393,761
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	22,240	20,888,489
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	17,520	16,473,215
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	11,915	11,431,386
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	13,399	13,031,739
3.25%, 10/21/27(a)	13,861	13,755,491
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	36,482	36,104,700
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	12,567	12,493,481
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(c)	13,054	13,012,301
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	15,288	15,277,010
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	16,405	16,390,413
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	17,500	17,598,976
4.35%, 02/10/31	120	121,071
4.38%, 04/27/28, (1-day SOFR + 1.58%)(c)	14,217	14,282,046
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	16,175	16,296,066
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	12,310	12,484,717
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	18,971	19,209,155
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	16,730	17,028,899
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(c)	15,785	16,383,898
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	20,180	20,675,343
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	15,390	16,050,452
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	13,459	13,937,742
Series L, 4.18%, 11/25/27(a)	11,016	11,025,218
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(b)(c)	5,812	6,047,265
Bank of Montreal
2.65%, 03/08/27	7,637	7,556,244
Security	Par (000)	Value
Banks (continued)
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	$7,095	$7,041,824
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	9,555	9,579,172
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)(c)	7,065	7,110,590
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	5,512	5,613,045
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	4,925	5,021,282
5.20%, 02/01/28(a)	7,043	7,219,805
5.37%, 06/04/27	4,580	4,665,322
5.72%, 09/25/28	5,462	5,697,815
7.70%, 05/26/84, (5-year CMT + 3.45%)(c)	5,445	5,767,507
Series 6, 6.88%, 11/26/85, (5-year CMT + 2.98%)(c)	4,480	4,620,766
Series H, 4.70%, 09/14/27(a)	6,088	6,166,624
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	7,360	7,407,584
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	3,093	2,958,219
1.65%, 01/28/31	3,355	3,013,005
3.00%, 10/30/28(a)	3,215	3,139,310
3.25%, 05/16/27(a)	4,835	4,815,348
3.30%, 08/23/29	4,565	4,461,175
3.40%, 01/29/28(a)	4,790	4,765,720
3.85%, 04/28/28(a)	5,502	5,528,169
3.85%, 04/26/29(a)	3,640	3,650,064
3.99%, 06/13/28, (1-day SOFR + 1.15%)(c)	3,353	3,359,551
4.03%, 01/22/30, (1-day SOFR + 0.63%)(c)	3,895	3,901,463
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	4,105	4,135,292
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	4,603	4,656,914
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	3,280	3,345,247
4.73%, 04/20/29, (1-day SOFR + 1.14%)(c)	6,465	6,575,292
4.89%, 07/21/28, (1-day SOFR + 0.84%)(c)	4,615	4,684,440
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	7,495	7,733,040
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	5,660	5,825,682
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)(c)	7,135	7,355,487
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	5,630	5,958,478
Series J, 1.90%, 01/25/29	2,070	1,967,758
Bank of New Zealand
4.85%, 02/07/28(a)(b)	4,203	4,285,614
5.08%, 01/30/29(a)(b)	3,907	4,037,828
5.70%, 01/28/35, (5-year CMT + 1.30%)(a)(b)(c)	2,990	3,118,216
Bank of Nova Scotia(The)
2.95%, 03/11/27	3,859	3,830,040
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)(c)	6,845	6,854,859
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	6,335	6,366,260
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	5,940	5,961,153
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	8,974	9,032,402
4.85%, 02/01/30	7,460	7,679,257
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	6,985	7,111,971
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	6,225	6,445,526
5.25%, 06/12/28	4,155	4,281,547
5.40%, 06/04/27	4,490	4,579,649
5.45%, 08/01/29	4,650	4,868,430
7.35%, 04/27/85, (5-year CMT + 2.90%)(c)	5,510	5,778,905
8.00%, 01/27/84, (5-year CMT + 4.02%)(a)(c)	4,030	4,312,293
8.63%, 10/27/82, (5-year CMT + 4.39%)(c)	4,070	4,302,067
BankUnited, Inc., 5.13%, 06/11/30(a)	1,300	1,311,060

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	$8,655	$8,704,181
4.59%, 10/16/28(b)	3,675	3,719,737
4.75%, 07/13/27(b)	3,900	3,941,223
5.19%, 02/16/28(b)	4,760	4,867,780
5.54%, 01/22/30(a)(b)	5,495	5,752,437
5.79%, 07/13/28(b)	3,857	4,005,958
Barclays Bank PLC
4.40%, 06/15/27(b)	180	181,022
4.40%, 06/16/27(b)	380	381,915
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)(c)	6,610	6,169,158
3.56%, 09/23/35, (5-year CMT + 2.90%)(c)	4,575	4,357,584
4.22%, 05/24/30, (1-day SOFR + 0.93%)(c)	6,000	6,001,312
4.34%, 01/10/28	7,180	7,199,744
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	8,875	8,943,687
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	6,000	6,013,281
4.84%, 05/09/28(a)	13,055	13,153,557
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	8,295	8,383,048
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	8,847	9,052,380
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	10,195	10,376,550
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)(c)	7,210	7,345,390
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(c)	8,975	9,153,799
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(c)	10,860	11,272,991
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	13,765	14,034,180
5.67%, 03/12/28, (1-day SOFR + 1.49%)(c)	7,925	8,050,337
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)(c)	11,070	11,540,490
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	6,775	7,155,229
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	10,801	11,374,532
BBVA Bancomer SA, 5.25%, 09/10/29(b)	3,430	3,522,953
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	4,365	4,355,488
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(c)	10,990	10,623,465
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(c)	10,000	9,512,356
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(c)	6,045	5,539,770
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(c)	12,917	12,334,569
3.50%, 11/16/27(a)(b)	8,235	8,175,849
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)(c)	8,565	8,527,900
4.40%, 08/14/28(a)(b)	12,700	12,783,194
4.63%, 03/13/27(b)	8,273	8,318,288
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(c)	8,695	8,805,331
5.09%, 05/09/31, (1-day SOFR + 1.68%)(b)(c)	9,590	9,859,952
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(c)	12,385	12,641,763
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(c)	9,824	10,104,350
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(b)(c)	5,285	5,431,391
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(c)	9,555	9,898,548
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(c)	11,065	11,369,128
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(c)	9,340	9,697,877
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(b)(c)	6,280	5,655,480
2.70%, 10/01/29(b)	3,860	3,675,131
3.25%, 01/11/28(a)(b)	4,345	4,293,387
3.50%, 10/23/27(a)(b)	6,710	6,661,516
4.63%, 09/12/28(b)	5,100	5,158,784
4.75%, 07/19/27(b)	3,775	3,819,127
Security	Par (000)	Value
Banks (continued)
4.76%, 01/13/32, (1-day SOFR + 1.27%)(a)(b)(c)	$6,275	$6,329,000
5.13%, 01/18/28(a)(b)	2,648	2,704,342
5.28%, 05/30/29(b)	3,555	3,677,435
5.39%, 05/28/31, (1-day SOFR + 1.58%)(b)(c)	6,595	6,822,672
5.72%, 01/18/30, (1-day SOFR + 1.96%)(a)(b)(c)	5,645	5,864,638
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(c)	8,575	9,015,577
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)(c)	6,775	7,194,845
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(b)(c)	5,200	5,262,633
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(c)	5,845	5,965,185
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(c)	5,740	5,985,766
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)(c)	7,274	7,550,873
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	5,167	5,151,690
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(c)	5,230	5,253,552
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	9,695	9,760,137
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	6,275	6,367,853
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	3,745	3,812,224
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(c)	7,650	7,788,143
5.00%, 04/28/28	5,097	5,213,969
5.24%, 06/28/27	7,050	7,179,315
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	5,590	5,808,762
5.26%, 04/08/29	6,790	7,047,116
5.99%, 10/03/28	3,590	3,767,419
6.95%, 01/28/85, (5-year CMT + 2.83%)(c)	2,850	2,947,122
7.00%, 10/28/85, (5-year CMT + 3.00%)(a)(c)	3,900	4,043,415
Capital One NA
2.70%, 02/06/30(a)	3,995	3,796,425
4.65%, 09/13/28	4,952	5,030,263
CIMB Bank Bhd, 2.13%, 07/20/27(b)	5,270	5,147,906
Citibank N.A.
4.58%, 05/29/27	13,365	13,482,490
4.84%, 08/06/29	9,349	9,603,062
4.91%, 05/29/30	14,705	15,190,268
5.80%, 09/29/28	13,450	14,086,463
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	21,030	19,657,158
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	13,365	12,609,759
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)(c)	13,509	12,945,904
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	16,674	16,546,931
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)(c)	15,610	15,536,056
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	15,795	15,741,334
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(c)	11,600	11,617,204
4.13%, 07/25/28	11,414	11,428,670
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(c)	24,390	24,517,132
4.45%, 09/29/27	22,993	23,131,827
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)(c)	14,000	14,106,871
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	17,510	17,716,617
4.64%, 05/07/28, (1-day SOFR + 1.14%)(c)	15,765	15,874,697
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.66%, 05/24/28, (1-day SOFR + 1.89%)(c)	$9,540	$9,609,946
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	12,455	12,642,212
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	12,060	12,368,490
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	17,995	18,541,722
5.59%, 11/19/34, (5-year CMT + 1.28%)(c)	7,100	7,325,431
6.63%, 01/15/28	3,255	3,417,762
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	3,898	3,930,391
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	6,810	6,819,036
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,820	1,708,240
3.25%, 04/30/30	5,505	5,294,610
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)(c)	4,850	5,003,078
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)(c)	2,335	2,367,122
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	7,355	7,690,670
Commonwealth Bank of Australia
2.55%, 03/14/27(b)	3,722	3,682,207
3.15%, 09/19/27(a)(b)	3,255	3,233,511
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)(c)	5,975	5,823,036
3.90%, 03/16/28(a)(b)	5,420	5,441,213
4.15%, 10/01/30(a)	5,060	5,118,483
4.61%, 03/14/30(b)	3,695	3,797,419
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	4,205	4,268,166
Cooperatieve Rabobank UA
3.65%, 04/06/28, (1-year CMT + 1.22%)(b)(c)	6,729	6,708,965
4.66%, 08/22/28, (1-year CMT + 1.75%)(b)(c)	9,729	9,823,021
4.99%, 05/27/31, (1-year CMT + 0.92%)(a)(b)(c)	4,545	4,683,073
5.45%, 03/05/30, (1-year CMT + 1.12%)(b)(c)	4,390	4,555,117
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)(c)	4,540	4,674,991
Cooperatieve Rabobank UA/NY
3.74%, 01/14/28	2,475	2,478,793
3.96%, 10/17/28	4,040	4,067,793
4.16%, 01/14/31(a)	3,430	3,455,002
4.37%, 05/27/27	2,815	2,839,059
4.49%, 10/17/29(a)	4,235	4,333,705
4.80%, 01/09/29	2,295	2,357,917
4.88%, 01/21/28(a)	2,525	2,583,884
5.04%, 03/05/27	3,522	3,569,909
Credit Agricole SA
3.25%, 01/14/30(a)(b)	7,367	7,082,541
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(c)	6,353	6,308,455
4.63%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)(c)	6,514	6,569,613
4.66%, 01/12/32, (1-day SOFR + 1.17%)(b)(c)	11,875	11,954,044
5.13%, 03/11/27(a)(b)	4,463	4,523,855
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(c)	10,625	10,986,232
5.23%, 01/09/29, (1-day SOFR + 1.13%)(b)(c)	7,765	7,927,501
5.30%, 07/12/28(a)(b)	6,635	6,836,370
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)(c)	5,370	5,542,146
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(c)	9,760	10,272,773
Danske Bank A/S
4.30%, 04/01/28, (1-year CMT + 1.75%)(b)(c)	6,301	6,324,296
4.38%, 06/12/28(b)	2,188	2,208,537
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(c)	5,990	6,017,032
Security	Par (000)	Value
Banks (continued)
4.61%, 10/02/30, (1-year CMT + 1.10%)(a)(b)(c)	$5,980	$6,058,368
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)(c)	5,325	5,474,414
5.43%, 03/01/28, (1-year CMT + 0.95%)(b)(c)	5,164	5,240,278
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(c)	7,142	7,453,730
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)(b)	2,257	2,199,727
4.40%, 03/21/28(a)(b)	1,245	1,263,303
Deutsche Bank AG/New York NY
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	9,585	9,206,715
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	6,265	5,960,604
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)(c)	6,840	6,879,216
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)(c)	4,840	4,881,358
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	5,995	6,016,078
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)(c)	9,640	9,818,048
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	7,195	7,350,820
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	9,080	9,376,491
5.37%, 09/09/27	1,855	1,902,901
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	8,380	8,564,305
5.41%, 05/10/29	5,827	6,075,642
5.88%, 07/08/31, (1-day SOFR + 5.44%)(c)	3,190	3,325,414
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	10,242	10,711,715
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	8,000	8,520,036
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.68%)(b)(c)	2,385	2,327,095
4.38%, 11/04/31, (1-day SOFR + 1.05%)(b)(c)	7,260	7,294,757
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(c)	6,767	6,951,734
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	1,158	1,171,312
4.57%, 08/26/30(b)	4,125	4,179,799
5.25%, 04/26/29(b)	5,915	6,134,193
5.70%, 03/14/28(a)(b)	3,874	4,009,029
Fifth Third Bancorp
2.55%, 05/05/27	3,254	3,204,313
3.95%, 03/14/28	3,460	3,461,285
4.06%, 04/25/28, (1-day SOFR + 1.36%)(c)	1,465	1,464,823
4.77%, 07/28/30, (1-day SOFR + 2.13%)(c)	6,430	6,537,734
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)(c)	4,985	5,089,180
5.63%, 01/29/32, (1-day SOFR + 1.84%)(c)	5,505	5,806,851
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	6,932	7,289,326
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)(c)	8,706	9,034,235
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	3,089	3,082,016
5.98%, 01/30/30, (1-day SOFR + 2.16%)(c)	5,600	5,870,004
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(c)	2,125	2,119,086
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(c)	3,650	3,717,027
5.60%, 09/05/35, (5-year CMT + 1.85%)(c)	3,215	3,228,556
First Horizon Bank, 5.75%, 05/01/30(a)	2,000	2,074,251
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	2,400	2,484,768
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	2,058	2,130,560
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(c)	3,124	3,212,641
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	6,760	6,048,658

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.60%, 02/07/30	$12,072	$11,416,699
3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	18,721	18,635,195
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	17,404	17,322,317
3.80%, 03/15/30(a)	13,680	13,547,402
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	13,510	13,431,825
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	36,495	36,510,116
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)(c)	14,060	14,064,407
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	18,938	18,994,007
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	18,350	18,361,852
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	17,745	17,865,973
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	25,980	26,140,423
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	11,020	11,199,406
4.94%, 04/23/28, (1-day SOFR + 1.32%)(c)	15,425	15,570,671
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	14,564	14,941,004
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)(c)	12,535	12,988,958
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	17,520	18,136,857
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	13,677	14,289,596
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)(c)	15,230	16,122,670
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	16,295	15,806,964
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)(c)	11,743	11,228,424
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)(c)	4,350	4,003,894
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	11,245	10,618,748
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(c)	17,901	17,804,235
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(a)(c)	15,375	15,382,788
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)(c)	16,675	16,846,813
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	9,695	9,806,081
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	15,371	15,499,360
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(c)	8,470	8,608,208
4.95%, 03/31/30	13,825	14,250,583
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	12,390	12,614,809
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	10,805	11,148,885
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	16,059	16,311,700
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)(c)	14,905	15,441,069
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	12,110	12,553,608
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)(c)	8,760	9,111,633
5.60%, 05/17/28, (1-day SOFR + 1.06%)(c)	12,379	12,605,416
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	12,235	12,721,404
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	16,719	17,616,299
HSBC USA, Inc.
4.65%, 06/03/28	5,375	5,465,627
5.29%, 03/04/27(a)	6,155	6,245,270
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	3,546	3,338,817
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)(c)	5,569	5,605,487
4.62%, 01/28/32, (1-day SOFR + 0.99%)(c)	5,665	5,718,774
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	8,115	8,400,612
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)(c)	6,642	6,975,647
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	4,835	4,870,024
4.87%, 04/12/28, (1-day SOFR + 0.72%)(c)	5,905	5,954,358
5.65%, 01/10/30	4,925	5,187,128
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	2,135	2,124,019
Security	Par (000)	Value
Banks (continued)
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)(c)	$2,270	$2,363,049
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	3,164	3,153,215
ING Groep NV
3.95%, 03/29/27	7,544	7,551,035
4.02%, 03/28/28, (1-day SOFR + 1.83%)(c)	5,890	5,894,292
4.05%, 04/09/29	6,013	6,020,559
4.55%, 10/02/28	6,847	6,940,922
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	4,160	4,232,297
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	6,970	7,185,848
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	8,535	8,841,803
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(b)	1,515	1,480,958
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	678	677,074
3.88%, 01/12/28(a)(b)	1,622	1,615,428
Series NR, 4.00%, 09/23/29(b)	2,000	1,988,502
JPMorgan Chase & Co.
1.05%, 06/23/27	30	28,957
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	5,475	4,904,114
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	10,300	9,244,540
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	11,414	10,948,019
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	10,116	9,895,744
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	17,150	16,092,491
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	21,310	20,374,380
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	17,210	16,376,503
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	14,570	14,445,802
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(c)	15,342	15,257,321
3.63%, 12/01/27(a)	6,185	6,155,345
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	15,725	15,575,791
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)(c)	13,220	13,219,140
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)(c)	14,422	14,484,426
4.25%, 10/01/27(a)	8,900	8,963,558
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)(c)	13,070	13,109,060
4.32%, 04/26/28, (1-day SOFR + 1.56%)(c)	18,307	18,369,406
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	15,435	15,514,251
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)(c)	14,006	14,154,987
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	18,712	18,969,910
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	13,360	13,477,427
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)(c)	11,695	11,877,848
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)(c)	15,295	15,577,735
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	22,031	22,286,252
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	13,010	13,247,565
4.98%, 07/22/28, (1-day SOFR + 0.93%)(c)	13,875	14,059,291
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	15,798	16,273,985
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)(c)	13,958	14,339,624
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	14,500	15,037,480
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)(c)	14,832	15,390,981
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	14,342	14,762,092
5.57%, 04/22/28, (1-day SOFR + 0.93%)(c)	14,968	15,236,388
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	$16,999	$17,753,916
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	13,552	14,237,845
8.00%, 04/29/27(a)	3,127	3,273,062
8.75%, 09/01/30	2,040	2,408,693
JPMorgan Chase Financial Co. LLC, 4.13%, 09/21/29	110	110,125
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(c)	8,495	8,560,243
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(c)	6,805	6,979,194
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(c)	4,515	4,662,436
KEB Hana Bank
3.25%, 03/30/27(b)	1,810	1,798,733
4.00%, 10/21/30(a)(b)	1,995	2,010,079
5.38%, 04/23/27(b)	965	982,027
5.38%, 04/23/29(a)(b)	1,025	1,071,232
5.75%, 10/24/28(a)(b)	725	760,891
Keybank National Association
3.90%, 04/13/29	1,885	1,865,379
5.85%, 11/15/27	4,843	4,987,107
6.95%, 02/01/28(a)	1,885	1,977,719
KeyCorp
2.25%, 04/06/27	3,473	3,409,575
2.55%, 10/01/29	4,146	3,943,066
4.10%, 04/30/28	4,470	4,481,388
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(c)	5,170	5,303,702
Kookmin Bank
2.50%, 11/04/30(b)	1,930	1,780,436
4.38%, 05/08/28(a)(b)	615	622,734
4.63%, 04/21/28(a)(b)	3,163	3,218,370
4.63%, 05/08/30(b)	500	515,280
5.25%, 05/08/29(b)	355	369,960
5.38%, 05/08/27(a)(b)	990	1,008,517
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	10,267	10,198,928
3.75%, 03/18/28, (1-year CMT + 1.80%)(c)	3,995	3,985,605
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)(c)	3,845	3,862,796
4.38%, 03/22/28	9,162	9,236,036
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)(c)	9,955	10,003,132
4.55%, 08/16/28	7,220	7,320,608
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)(c)	7,340	7,464,228
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	7,735	7,877,891
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	8,210	8,620,668
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	6,900	7,151,990
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(c)	3,165	3,188,190
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	4,250	4,319,042
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)(c)	3,575	3,692,019
5.40%, 07/30/35, (5-year CMT + 1.43%)(c)	6,295	6,385,238
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)(c)	5,417	5,875,794
Macquarie Bank Ltd.
3.62%, 06/03/30(b)	4,915	4,764,171
3.92%, 02/03/28(a)(b)	3,460	3,473,572
4.33%, 06/12/28(a)(b)	4,365	4,418,583
5.27%, 07/02/27(a)(b)	3,795	3,874,317
Macquarie Group Ltd.
1.94%, 04/14/28, (1-day SOFR + 1.00%)(b)(c)	2,513	2,454,816
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(c)	4,215	4,188,364
Security	Par (000)	Value
Banks (continued)
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)(c)	$3,300	$3,301,173
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(c)	2,100	2,123,532
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(a)(b)(c)	4,846	4,970,152
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,055	2,040,687
4.70%, 01/27/28	6,778	6,878,398
4.76%, 07/06/28, (1-day SOFR + 0.95%)(c)	4,240	4,280,212
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30(a)	7,385	6,784,501
2.56%, 02/25/30	7,711	7,277,771
3.20%, 07/18/29	10,000	9,745,130
3.29%, 07/25/27	5,515	5,485,681
3.74%, 03/07/29(a)	9,130	9,104,448
3.96%, 03/02/28(a)	8,483	8,505,161
4.05%, 09/11/28	5,380	5,409,826
4.08%, 04/19/28, (1-year CMT + 1.30%)(c)	5,662	5,671,994
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	7,030	7,097,849
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	8,350	8,450,304
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	7,350	7,459,483
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	6,260	6,494,523
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	6,500	6,742,643
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	4,252	4,365,587
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	5,015	5,192,988
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	7,965	8,134,450
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	6,015	6,181,002
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	2,900	3,040,079
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	4,305	3,911,122
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	6,260	5,757,973
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	3,450	3,237,893
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	3,170	3,039,680
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)(c)	4,587	4,452,526
3.17%, 09/11/27	5,695	5,642,969
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(c)	2,830	2,760,847
3.66%, 02/28/27	1,425	1,422,351
4.02%, 03/05/28	7,165	7,194,850
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(c)	6,215	6,247,171
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	7,525	7,673,135
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	5,410	5,604,944
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	4,280	4,443,989
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	4,850	5,043,785
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	6,635	6,788,852
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	5,530	5,729,973
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	5,210	5,521,565
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	7,840	8,153,542
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	15,145	13,409,189
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	20,455	19,354,896
3.59%, 07/22/28(c)	20,744	20,615,926
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	17,495	17,106,492
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	17,930	17,859,296

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.95%, 04/23/27	$11,295	$11,290,355
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	14,495	14,522,768
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	13,325	13,371,617
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)(c)	18,035	18,203,551
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	19,290	19,401,857
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)(c)	17,190	17,470,594
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	13,280	13,522,017
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	13,120	13,499,747
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	15,965	16,295,988
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	16,198	16,565,704
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	12,653	13,006,898
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	16,047	16,623,310
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	14,700	15,223,067
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	13,638	14,063,140
5.65%, 04/13/28, (1-day SOFR + 1.01%)(c)	8,530	8,680,910
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)(c)	13,860	14,476,044
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	13,193	13,666,847
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	12,145	12,859,239
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	9,260	9,274,351
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	15,250	15,285,858
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	9,520	9,641,931
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	12,995	13,245,356
5.50%, 05/26/28, (1-day SOFR + 0.87%)(c)	12,071	12,287,548
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	14,910	14,965,473
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	12,805	12,888,617
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	19,625	19,745,789
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	18,390	18,726,474
Series ., 4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	95	95,452
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,675	7,972,757
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)(c)	8,460	8,335,057
National Australia Bank Ltd./New York
3.85%, 12/13/28	2,660	2,670,113
3.91%, 06/09/27(a)	6,651	6,670,615
4.15%, 01/13/31	2,765	2,791,246
4.31%, 06/13/28(a)	3,960	4,010,295
4.50%, 10/26/27(a)	5,133	5,203,539
4.53%, 06/13/30(a)	4,520	4,638,565
4.79%, 01/10/29	6,222	6,412,794
4.90%, 06/13/28	5,595	5,742,407
4.90%, 01/14/30	4,257	4,415,196
4.94%, 01/12/28(a)	5,775	5,913,921
5.09%, 06/11/27	4,775	4,857,214
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)(c)	9,115	9,147,831
4.50%, 10/10/29	5,765	5,859,373
5.60%, 12/18/28	5,190	5,421,031
National Securities Clearing Corp.
4.35%, 05/20/27(a)(b)	3,805	3,834,652
4.70%, 05/20/30(b)	3,630	3,735,912
4.90%, 06/26/29(b)	4,260	4,392,014
5.00%, 05/30/28(a)(b)	3,555	3,641,329
5.10%, 11/21/27(b)	4,084	4,177,113
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)(c)	$3,010	$2,804,606
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)(c)	6,093	6,030,958
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	7,494	7,557,022
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	10,050	10,232,205
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	8,090	8,293,924
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	11,030	11,318,719
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	8,545	8,812,629
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	7,220	7,392,498
5.58%, 03/01/28, (1-year CMT + 1.10%)(c)	5,755	5,846,380
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	7,287	7,592,229
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	5,785	6,108,146
NatWest Markets PLC
4.17%, 11/06/28(a)(b)	4,730	4,746,758
4.41%, 11/06/30(b)	5,405	5,444,996
4.79%, 03/21/28(b)	5,665	5,760,460
5.02%, 03/21/30(b)	7,070	7,313,307
5.41%, 05/17/29(a)(b)	6,340	6,602,225
5.42%, 05/17/27(a)(b)	4,585	4,671,222
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(c)	2,945	3,053,612
NongHyup Bank
4.25%, 07/06/27(b)	3,000	3,018,808
4.88%, 07/03/28(b)	4,200	4,302,299
Nordea Bank Abp
4.25%, 08/28/30(a)(b)	4,720	4,771,489
4.38%, 03/17/28(a)(b)	2,965	2,999,229
4.38%, 09/10/29(b)	4,779	4,846,331
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)(c)	2,270	2,280,810
5.00%, 03/19/27(b)	1,657	1,678,410
5.38%, 09/22/27(a)(b)	4,943	5,059,216
Norinchukin Bank(The)
4.67%, 09/09/30(a)(b)	3,165	3,212,624
4.87%, 09/14/27(b)	1,245	1,258,783
5.09%, 10/16/29(a)(b)	2,540	2,611,688
5.43%, 03/09/28(a)(b)	2,450	2,512,228
Northern Trust Corp.
1.95%, 05/01/30	7,215	6,664,471
3.15%, 05/03/29(a)	2,635	2,586,470
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)(c)	887	878,098
3.65%, 08/03/28(a)	1,825	1,825,220
4.00%, 05/10/27	4,702	4,718,019
4.15%, 11/19/30(a)	3,515	3,545,204
Old National Bancorp/IN, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(c)	120	121,650
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(b)(c)	5,000	5,025,931
Pinnacle Bank/Nashville, 5.63%, 02/15/28	2,511	2,564,305
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(c)	1,485	1,509,521
PNC Bank N.A.
2.70%, 10/22/29	4,260	4,061,214
3.10%, 10/25/27	4,935	4,879,837
3.25%, 01/22/28	3,710	3,680,366
4.05%, 07/26/28	7,030	7,042,265
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	8,025	8,080,601
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30(a)	$11,382	$10,795,229
3.15%, 05/19/27(a)	4,153	4,121,096
3.45%, 04/23/29	9,090	8,999,566
4.08%, 01/26/29, (1-day SOFR + 0.61%)(c)	8,175	8,199,516
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	7,345	7,544,311
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	6,155	6,401,452
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	7,920	8,120,333
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	10,516	10,982,491
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	14,203	14,721,540
Regions Financial Corp.
1.80%, 08/12/28(a)	3,540	3,352,147
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	4,442	4,653,609
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(d)	20	20,964
Royal Bank of Canada
3.63%, 05/04/27	6,405	6,398,253
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	7,015	7,025,060
4.24%, 08/03/27	7,008	7,051,952
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	6,610	6,652,643
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	7,220	7,306,048
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	6,010	6,070,673
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	11,395	11,624,424
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	6,860	7,009,096
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(c)	5,320	5,367,464
4.90%, 01/12/28	4,214	4,303,099
4.95%, 02/01/29	5,052	5,212,518
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	9,515	9,707,073
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	8,560	8,807,179
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)(c)	6,310	6,516,847
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	10,515	10,904,977
5.20%, 08/01/28	6,145	6,330,076
6.00%, 11/01/27(a)	7,986	8,264,132
6.75%, 08/24/85, (5-year CMT + 2.82%)(a)(c)	6,380	6,619,588
7.50%, 05/02/84, (5-year CMT + 2.89%)(c)	5,710	6,028,409
Santander Holdings USA, Inc.
4.40%, 07/13/27	5,393	5,406,790
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	5,940	6,111,561
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)(c)	5,035	5,146,979
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	7,530	7,842,385
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	5,555	5,801,235
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	5,875	6,115,958
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	2,744	2,867,426
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)(c)	1,170	1,320,574
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	4,639	4,619,514
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(c)	4,090	4,104,209
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	6,020	6,136,748
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)(c)	8,125	8,530,894
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	8,313	8,673,066
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.31%)(a)(b)(c)	1,610	1,673,096
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	1,010	1,005,178
Security	Par (000)	Value
Banks (continued)
4.00%, 04/23/29(a)(b)	$2,035	$2,026,015
4.50%, 04/12/28(b)	2,372	2,405,883
4.63%, 05/13/30(b)	1,535	1,579,742
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(a)(b)	1,675	1,697,493
5.00%, 07/24/28(b)	2,270	2,323,635
Simmons First National Corp., 6.25%, 10/01/35, (3-mo. CME Term SOFR + 3.02%)(a)(c)	1,500	1,523,044
Skandinaviska Enskilda Banken AB
4.38%, 06/02/28(b)	3,595	3,637,851
4.50%, 09/03/30(b)	4,830	4,892,206
5.13%, 03/05/27(b)	1,530	1,551,402
5.38%, 03/05/29(b)	3,992	4,150,819
Societe Generale SA
3.00%, 01/22/30(a)(b)	7,200	6,857,387
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(c)	2,900	2,755,969
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)(c)	5,900	5,926,821
4.68%, 06/15/27(a)(b)	4,055	4,098,657
4.75%, 09/14/28(a)(b)	4,315	4,374,085
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(c)	5,600	5,721,969
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(c)	5,600	5,746,302
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)(c)	5,800	6,037,090
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)(c)	5,585	5,798,335
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(c)	7,050	7,333,807
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	2,045	2,083,206
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(c)	5,805	5,407,822
4.30%, 01/13/30, (1-year CMT + 0.77%)(b)(c)	7,085	7,105,292
4.31%, 05/21/30(a)(b)(c)	5,726	5,732,579
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(b)(c)	11,130	11,261,368
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(b)(c)	2,180	2,193,297
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(c)	9,040	9,253,618
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)(c)	7,120	7,376,447
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(c)	4,130	4,237,932
5.69%, 05/14/28, (1-year CMT + 1.05%)(b)(c)	6,710	6,839,012
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(c)	9,552	9,917,968
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(c)	4,460	4,808,156
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(c)	6,510	6,898,061
State Street Bank & Trust Co., 4.78%, 11/23/29	4,765	4,924,877
State Street Corp.
2.40%, 01/24/30(a)	4,115	3,911,079
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	2,865	2,737,906
3.15%, 03/30/31, (1-day SOFR + 2.65%)(c)	3,952	3,831,200
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(c)	2,516	2,534,595
4.33%, 10/22/27	6,814	6,880,637
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	6,395	6,481,271
4.54%, 02/28/28(a)	7,860	7,983,435
4.54%, 04/24/28, (1-day SOFR + 0.95%)(c)	2,985	3,006,289
4.73%, 02/28/30(a)	3,915	4,024,163
4.83%, 04/24/30(a)	5,840	6,015,959
4.99%, 03/18/27	6,007	6,080,269
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	5,507	5,761,470

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.82%, 11/04/28, (1-day SOFR + 1.72%)(c)	$4,108	$4,235,569
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	705	628,528
1.90%, 09/17/28	11,170	10,613,325
2.13%, 07/08/30	10,985	10,114,220
2.14%, 09/23/30(a)	3,020	2,760,719
2.47%, 01/14/29	2,820	2,712,039
2.72%, 09/27/29(a)	2,615	2,502,888
2.75%, 01/15/30	7,650	7,285,143
3.04%, 07/16/29	14,878	14,417,522
3.35%, 10/18/27(a)	3,875	3,852,659
3.36%, 07/12/27(a)	9,126	9,072,647
3.54%, 01/17/28	5,008	4,983,741
3.94%, 07/19/28	4,169	4,179,326
4.11%, 01/15/29	4,785	4,805,529
4.31%, 10/16/28(a)	3,805	3,841,531
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	7,120	7,190,181
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	4,780	4,863,072
5.24%, 04/15/30	4,785	4,993,976
5.32%, 07/09/29	4,105	4,269,971
5.52%, 01/13/28	9,499	9,793,014
5.71%, 01/13/30	7,570	8,002,952
5.72%, 09/14/28	6,797	7,086,810
5.80%, 07/13/28	4,655	4,852,392
5.85%, 07/13/30	3,902	4,165,472
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(a)(b)	7,390	7,316,635
3.95%, 03/05/29(b)	5,600	5,608,110
4.20%, 03/05/31(b)	5,600	5,605,949
4.35%, 09/11/30(a)(b)	3,095	3,132,319
4.45%, 09/10/27(b)	3,045	3,076,668
4.50%, 03/13/28(a)(b)	2,815	2,848,238
4.50%, 09/10/29(a)(b)	4,790	4,862,266
4.70%, 03/13/30(a)(b)	3,015	3,087,953
4.95%, 09/15/27(a)(b)	1,384	1,407,787
5.20%, 03/07/27(b)	3,125	3,167,230
5.20%, 03/07/29(a)(b)	4,260	4,407,913
5.50%, 03/09/28(a)(b)	3,055	3,149,403
5.55%, 09/14/28(a)(b)	2,280	2,367,667
Svenska Handelsbanken AB
3.95%, 06/10/27(a)(b)	3,805	3,815,982
4.38%, 05/23/28(b)	4,200	4,252,405
5.13%, 05/28/27(a)(b)	2,405	2,446,053
5.50%, 06/15/28(b)	5,602	5,792,245
Swedbank AB
5.00%, 11/20/29(a)(b)	3,307	3,436,698
5.08%, 05/21/30(b)	4,710	4,879,430
5.34%, 09/20/27(a)(b)	3,910	3,996,223
5.41%, 03/14/29(a)(b)	4,550	4,736,460
Synchrony Bank, 5.63%, 08/23/27	1,798	1,831,408
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(c)	2,925	3,066,950
Toronto-Dominion Bank(The)
2.80%, 03/10/27	6,134	6,077,199
3.91%, 01/13/28	6,085	6,092,548
4.11%, 06/08/27	8,280	8,310,638
4.11%, 10/13/28	5,985	6,012,855
4.41%, 01/13/31	6,375	6,453,278
4.57%, 06/02/28	5,860	5,944,267
4.69%, 09/15/27(a)	8,325	8,433,626
4.78%, 12/17/29	5,927	6,096,645
Security	Par (000)	Value
Banks (continued)
4.81%, 06/03/30	$7,770	$7,989,358
4.86%, 01/31/28	6,980	7,110,911
4.98%, 04/05/27	4,355	4,409,289
4.99%, 04/05/29	5,320	5,482,237
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	5,890	6,006,834
5.16%, 01/10/28(a)	7,510	7,684,432
5.52%, 07/17/28	6,417	6,648,967
6.35%, 10/31/85, (5-year CMT + 2.72%)(c)	3,900	3,963,110
7.25%, 07/31/84, (5-year CMT + 2.98%)(c)	4,240	4,432,844
8.13%, 10/31/82, (5-year CMT + 4.08%)(c)	9,730	10,180,217
Truist Bank
2.25%, 03/11/30	7,980	7,375,752
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	7,315	7,324,313
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)(c)	9,825	9,886,297
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)(c)	5,860	5,873,904
Truist Financial Corp.
1.13%, 08/03/27	3,860	3,720,039
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	5,806	5,549,487
1.95%, 06/05/30	3,700	3,397,996
3.88%, 03/19/29(a)	3,575	3,559,036
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)(c)	7,040	7,055,670
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	8,095	8,180,643
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)(c)	7,842	7,969,871
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	8,250	8,514,901
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	8,700	9,028,515
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)(c)	10,189	10,968,885
U.S. Bancorp
1.38%, 07/22/30	7,567	6,772,583
3.00%, 07/30/29	5,905	5,733,251
3.90%, 04/26/28(a)	4,878	4,898,784
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	5,375	5,434,542
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	14,682	14,807,832
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)(c)	9,657	9,780,149
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	8,305	8,579,614
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	8,460	8,751,869
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	7,805	8,076,956
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	8,800	9,128,759
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	9,643	10,028,682
Series X, 3.15%, 04/27/27(a)	8,537	8,488,973
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(a)(c)	9,985	10,084,171
UBS AG/London, 5.65%, 09/11/28	9,420	9,828,758
UBS AG/Stamford CT, 7.50%, 02/15/28(a)	695	743,816
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(c)	8,200	7,372,186
3.13%, 08/13/30(a)(b)(c)	8,520	8,234,096
3.87%, 01/12/29, (3-mo. SOFR US + 1.67%)(b)(c)	13,785	13,740,880
4.15%, 12/23/29, (1-day SOFR + 0.84%)(b)(c)	7,680	7,684,058
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(c)	18,090	18,038,369
4.21%, 04/10/30, (1-day SOFR + 0.84%)(b)(c)	9,005	9,021,019
4.25%, 03/23/28(b)	12,665	12,703,482
4.28%, 01/09/28(a)(b)	12,920	12,952,773
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(c)	7,180	7,200,422
4.75%, 05/12/28, (1-year CMT + 1.75%)(a)(b)(c)	7,730	7,792,149
5.43%, 02/08/30, (1-year CMT + 1.52%)(b)(c)	9,855	10,214,719
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)(c)	11,180	11,704,943
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(c)	8,730	9,189,871
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.44%, 08/11/28, (1-day SOFR + 3.70%)(b)(c)	$10,661	$11,015,874
UniCredit SpA
4.63%, 04/12/27(b)	105	105,694
5.46%, 06/30/35, (5-year CMT + 4.75%)(a)(b)(c)	8,750	8,996,267
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(b)(c)	2,810	2,857,742
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(c)	5,995	6,431,128
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(b)(c)	5,512	5,486,225
4.40%, 04/02/28(a)(b)	1,700	1,724,478
Webster Financial Corp.
4.10%, 03/25/29	1,505	1,493,909
5.78%, 09/11/35, (5-year CMT + 2.13%)(a)(c)	1,400	1,440,617
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	18,773	18,403,409
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	17,300	16,282,692
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	20,382	19,507,739
3.53%, 03/24/28, (1-day SOFR + 1.51%)(c)	24,046	23,921,721
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(c)	17,442	17,349,789
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)(c)	9,980	9,982,676
4.15%, 01/24/29(a)	13,949	14,034,288
4.18%, 01/23/30, (1-day SOFR + 0.74%)(c)	11,900	11,942,168
4.30%, 07/22/27	14,322	14,373,151
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	16,355	16,523,904
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	17,253	17,442,409
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	12,267	12,506,398
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	22,020	22,795,874
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)(c)	15,150	15,618,800
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	17,453	18,106,950
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	24,567	25,415,845
5.71%, 04/22/28, (1-day SOFR + 1.07%)(c)	18,610	18,950,720
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	15,595	16,446,826
Series B, 7.95%, 11/15/29	1,370	1,546,274
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)(c)	1,420	1,445,987
Westpac Banking Corp.
1.95%, 11/20/28	6,934	6,619,875
2.65%, 01/16/30(a)	4,165	3,988,977
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	8,775	8,065,121
3.35%, 03/08/27	4,391	4,377,710
3.40%, 01/25/28(a)	5,910	5,888,353
4.04%, 08/26/27	5,470	5,504,266
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	6,800	6,741,531
4.35%, 07/01/30(a)	4,735	4,820,416
5.05%, 04/16/29	4,260	4,429,406
5.46%, 11/18/27	6,564	6,763,147
5.54%, 11/17/28	6,507	6,807,242
Westpac New Zealand Ltd.
4.13%, 01/29/29(b)	2,275	2,289,953
4.22%, 09/16/30(b)	4,990	5,021,680
4.90%, 02/15/28(a)(b)	4,183	4,271,004
4.94%, 02/27/30(a)(b)	5,040	5,197,657
5.20%, 02/28/29(a)(b)	4,735	4,899,758
Wintrust Financial Corp., 4.85%, 06/06/29(a)	1,130	1,125,485
Security	Par (000)	Value
Banks (continued)
Woori Bank
4.75%, 01/24/29(b)	$2,595	$2,658,385
4.88%, 01/26/28(a)(b)	2,885	2,942,846
5.13%, 08/06/28(b)	1,355	1,389,087
6.38%, (5-year CMT + 2.28%)(a)(b)(c)(e)	2,390	2,489,291
Zions Bancorp N.A.
3.25%, 10/29/29	1,880	1,787,802
4.48%, 02/09/29, (1-day SOFR + 1.06%)(c)	1,750	1,750,604
4.70%, 08/18/28, (1-day SOFR + 1.16%)(a)(c)	1,675	1,684,248
		6,287,361,376
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30(a)	11,175	11,013,681
4.75%, 01/23/29(a)	17,133	17,536,059
4.90%, 01/23/31(a)	4,335	4,517,729
Bacardi Ltd., 4.70%, 05/15/28(a)(b)	5,930	5,986,949
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	1,965	2,010,500
Bacardi-Martini BV, 5.55%, 02/01/30(a)(b)	4,180	4,335,018
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	7,840	7,454,012
1.45%, 06/01/27	8,028	7,822,642
1.50%, 03/05/28	4,570	4,391,451
1.65%, 06/01/30(a)	8,900	8,155,479
2.13%, 09/06/29(a)	6,555	6,227,398
2.90%, 05/25/27	2,831	2,807,472
3.38%, 03/25/27	5,485	5,475,340
3.45%, 03/25/30(a)	7,537	7,451,091
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	5,170	5,366,668
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	6,910	6,597,152
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	615	608,239
Constellation Brands, Inc.
2.88%, 05/01/30	3,475	3,302,938
3.15%, 08/01/29	6,015	5,846,184
3.50%, 05/09/27(a)	2,609	2,596,234
3.60%, 02/15/28	4,161	4,134,872
4.35%, 05/09/27(a)	3,326	3,341,752
4.65%, 11/15/28	2,955	2,999,989
4.80%, 01/15/29	2,290	2,337,777
4.80%, 05/01/30(a)	3,535	3,624,776
Diageo Capital PLC
2.00%, 04/29/30	7,400	6,817,700
2.38%, 10/24/29	5,930	5,617,667
3.88%, 05/18/28	3,310	3,316,763
5.30%, 10/24/27(a)	3,825	3,914,390
Diageo Investment Corp., 5.13%, 08/15/30	4,990	5,193,202
Heineken NV, 3.50%, 01/29/28(a)(b)	6,445	6,402,142
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	4,285	4,105,173
3.43%, 06/15/27	2,713	2,693,422
3.95%, 04/15/29	7,132	7,091,928
4.35%, 05/15/28	3,365	3,385,243
4.60%, 05/25/28	6,892	6,961,680
4.60%, 05/15/30	3,425	3,459,284
5.05%, 03/15/29	4,890	5,010,807
5.10%, 03/15/27	4,089	4,132,929
PepsiCo Singapore Financing I Pte Ltd., 4.55%, 02/16/29	2,760	2,820,489
PepsiCo, Inc.
1.63%, 05/01/30	6,080	5,562,434

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.63%, 03/19/27	$2,064	$2,041,083
2.63%, 07/29/29(a)	6,154	5,933,934
2.75%, 03/19/30	8,793	8,416,402
3.00%, 10/15/27(a)	8,435	8,367,045
3.60%, 02/18/28(a)	5,201	5,201,930
4.10%, 01/15/29	4,900	4,952,210
4.30%, 07/23/30(a)	3,930	4,008,878
4.45%, 02/07/28(a)	4,110	4,173,234
4.45%, 05/15/28(a)	3,917	3,982,084
4.50%, 07/17/29	5,305	5,429,286
4.60%, 02/07/30	5,685	5,845,377
7.00%, 03/01/29(a)	3,135	3,425,372
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	3,889	3,674,571
Suntory Holdings Ltd., 5.12%, 06/11/29(a)(b)	3,410	3,513,459
		281,391,520
Biotechnology — 0.6%
Amgen, Inc.
1.65%, 08/15/28	7,270	6,910,192
2.30%, 02/25/31	180	165,451
2.45%, 02/21/30	7,960	7,509,259
3.00%, 02/22/29	4,345	4,240,376
3.20%, 11/02/27	5,450	5,401,434
4.05%, 08/18/29	7,235	7,272,601
4.20%, 02/19/31(a)	3,990	4,001,793
5.15%, 03/02/28	21,905	22,432,499
5.25%, 03/02/30(a)	16,519	17,238,450
Biogen, Inc.
2.25%, 05/01/30(a)	9,270	8,598,730
5.05%, 01/15/31	1,635	1,696,968
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27	1,936	1,922,586
CSL Finance PLC
3.85%, 04/27/27(a)(b)	2,530	2,531,366
4.05%, 04/27/29(b)	3,491	3,500,812
Gilead Sciences, Inc.
1.20%, 10/01/27	3,724	3,581,608
1.65%, 10/01/30	6,440	5,822,231
2.95%, 03/01/27	6,467	6,419,383
4.80%, 11/15/29	4,885	5,035,140
Illumina, Inc.
4.75%, 12/12/30(a)	2,850	2,895,360
5.75%, 12/13/27	2,530	2,604,271
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	6,950	6,264,469
Royalty Pharma PLC
1.75%, 09/02/27	5,443	5,268,454
2.20%, 09/02/30	6,215	5,706,462
5.15%, 09/02/29	3,420	3,536,281
		140,556,176
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.70%, 04/07/28	3,005	3,051,521
4.95%, 04/07/30(a)	6,725	6,918,882
Carlisle Companies, Inc.
2.75%, 03/01/30	3,695	3,509,468
3.75%, 12/01/27	3,055	3,045,276
Carrier Global Corp.
2.70%, 02/15/31(a)	150	140,542
2.72%, 02/15/30	11,867	11,276,850
Security	Par (000)	Value
Building Materials (continued)
Cemex SAB de CV
5.20%, 09/17/30(b)	$1,440	$1,460,432
5.45%, 11/19/29(b)	3,500	3,551,079
CRH America Finance, Inc.
3.40%, 05/09/27(b)	1,622	1,613,666
3.95%, 04/04/28(b)	5,758	5,757,426
4.40%, 02/09/31(a)	1,100	1,108,199
CRH SMW Finance DAC
5.13%, 01/09/30	7,565	7,829,920
5.20%, 05/21/29	5,442	5,641,333
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	4,525	4,393,125
JH North America Holdings, Inc., 5.88%, 01/31/31(a)(b)	205	209,369
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,755	3,405,049
5.50%, 04/19/29	5,255	5,496,143
Lennox International, Inc.
1.70%, 08/01/27	1,368	1,326,692
5.50%, 09/15/28	3,355	3,472,191
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	260	252,929
Martin Marietta Materials, Inc.
3.45%, 06/01/27	875	870,292
3.50%, 12/15/27(a)	3,095	3,073,743
Series CB, 2.50%, 03/15/30	3,085	2,908,281
Masco Corp.
1.50%, 02/15/28	3,810	3,634,759
2.00%, 10/01/30	1,750	1,586,603
3.50%, 11/15/27	1,390	1,380,810
Mohawk Industries, Inc.
3.63%, 05/15/30(a)	2,000	1,955,999
5.85%, 09/18/28	3,695	3,849,674
Owens Corning
3.50%, 02/15/30	3,580	3,498,688
3.88%, 06/01/30(a)	515	509,329
3.95%, 08/15/29	3,240	3,226,647
5.50%, 06/15/27	2,390	2,433,729
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	5,685	5,684,717
Trane Technologies Holdco, Inc., 3.75%, 08/21/28(a)	3,440	3,448,005
Vulcan Materials Co.
3.50%, 06/01/30(a)	4,829	4,722,597
3.90%, 04/01/27	1,671	1,670,870
4.95%, 12/01/29(a)	3,275	3,374,968
		121,289,803
Chemicals — 1.1%
Air Liquide Finance SA, 2.25%, 09/10/29(a)(b)	3,950	3,738,390
Air Products and Chemicals, Inc.
1.85%, 05/15/27(a)	3,753	3,676,532
2.05%, 05/15/30	5,850	5,422,859
4.30%, 06/11/28	2,500	2,530,874
4.60%, 02/08/29	4,806	4,916,088
4.75%, 02/08/31(a)	250	258,215
Albemarle Corp., 4.65%, 06/01/27(a)	3,715	3,742,188
Bayport Polymers LLC, 4.74%, 04/14/27(b)	1,395	1,400,340
Cabot Corp., 4.00%, 07/01/29(a)	2,510	2,506,381
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	$3,700	$3,669,743
4.75%, 05/15/30(b)	2,510	2,564,292
Dow Chemical Co.(The)
2.10%, 11/15/30	4,880	4,349,298
4.80%, 11/30/28(a)	4,173	4,240,743
4.80%, 01/15/31(a)	4,705	4,694,098
7.38%, 11/01/29(a)	4,918	5,406,031
DuPont de Nemours, Inc.
4.73%, 11/15/28	275	279,233
4.73%, 11/15/28(b)	7,808	7,917,348
Eastman Chemical Co.
4.50%, 12/01/28(a)	3,330	3,366,714
4.50%, 02/20/31	2,545	2,544,809
5.00%, 08/01/29	4,665	4,787,788
Ecolab, Inc.
1.30%, 01/30/31(a)	2,935	2,584,833
3.25%, 12/01/27	2,905	2,887,466
4.30%, 06/15/28	3,420	3,460,132
4.80%, 03/24/30(a)	5,005	5,153,128
5.25%, 01/15/28(a)	2,860	2,938,922
EIDP, Inc., 2.30%, 07/15/30(a)	3,427	3,205,724
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(a)(b)	4,551	4,393,507
2.30%, 11/01/30(b)	7,125	6,497,450
4.45%, 09/26/28(a)	2,710	2,730,650
Kraton Corp., 5.00%, 07/15/27(a)(b)	2,805	2,848,169
LG Chem Ltd., 3.63%, 04/15/29(a)(b)	2,630	2,582,904
Linde, Inc./CT, 1.10%, 08/10/30	4,375	3,891,630
LYB Finance Co. BV, 8.10%, 03/15/27(b)	3,320	3,455,275
LYB International Finance II BV, 3.50%, 03/02/27	885	881,614
LYB International Finance III LLC
2.25%, 10/01/30	3,455	3,121,685
5.13%, 01/15/31(a)	3,035	3,086,236
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(b)	5,265	5,406,499
MEGlobal BV, 2.63%, 04/28/28(a)(b)	4,530	4,357,316
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	2,705	2,837,815
Momentive Performance Materials, Inc., 4.13%, 10/22/28(b)	4,000	4,009,707
Mosaic Co.(The)
4.05%, 11/15/27	4,085	4,088,538
4.35%, 01/15/29	3,015	3,040,292
4.60%, 11/15/30(a)	2,695	2,728,914
5.38%, 11/15/28(a)	2,435	2,515,021
Nutrien Ltd.
2.95%, 05/13/30	3,250	3,099,725
4.20%, 04/01/29	4,895	4,913,290
4.50%, 03/12/27(a)	1,965	1,976,804
4.90%, 03/27/28(a)	5,111	5,203,619
5.20%, 06/21/27	2,230	2,264,811
OCP SA, 6.10%, 04/30/30(b)	4,300	4,493,493
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(b)	35	35,338
PPG Industries, Inc.
2.55%, 06/15/30(a)	1,770	1,663,445
2.80%, 08/15/29	2,340	2,259,630
3.75%, 03/15/28(a)	4,870	4,866,413
Rohm and Haas Co., 7.85%, 07/15/29(a)	595	660,255
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc.
3.75%, 03/15/27	$2,339	$2,332,385
4.55%, 03/01/29(a)	2,320	2,353,802
SABIC Capital II BV, 4.50%, 10/10/28(b)	6,950	7,004,822
Sherwin-Williams Co.(The)
2.30%, 05/15/30(a)	2,400	2,232,446
2.95%, 08/15/29	5,495	5,310,153
3.45%, 06/01/27	8,532	8,489,690
4.30%, 08/15/28	3,390	3,420,840
4.50%, 08/15/30	3,105	3,152,032
4.55%, 03/01/28	2,940	2,978,893
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	3,290	3,289,258
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	4,170	4,331,469
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,756,370
Westlake Corp., 3.38%, 06/15/30(a)	1,980	1,914,657
Yara International ASA
3.15%, 06/04/30(b)	4,390	4,172,109
4.75%, 06/01/28(a)(b)	5,835	5,909,220
		245,800,360
Commercial Services — 1.2%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27(b)	3,660	3,615,662
4.38%, 07/03/29(a)(b)	3,635	3,565,063
Ashtead Capital, Inc.
4.00%, 05/01/28(b)	3,790	3,766,842
4.25%, 11/01/29(b)	4,590	4,566,607
4.38%, 08/15/27(b)	2,820	2,815,061
Automatic Data Processing, Inc.
1.25%, 09/01/30	5,599	4,994,363
1.70%, 05/15/28	5,689	5,450,681
Block Financial LLC
2.50%, 07/15/28	2,450	2,334,353
3.88%, 08/15/30(a)	3,910	3,721,469
Cintas Corp. No. 2
3.70%, 04/01/27	6,262	6,256,075
4.20%, 05/01/28(a)	2,220	2,240,511
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	7,245	7,370,281
Cornell University, Series 2025, 4.17%, 06/15/30	2,205	2,240,003
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,565	3,459,349
4.85%, 09/26/28(a)(b)	7,310	7,373,480
Element Fleet Management Corp.
4.64%, 11/24/30(b)	3,510	3,544,639
5.04%, 03/25/30(a)(b)	3,580	3,669,748
5.64%, 03/13/27(b)	3,505	3,556,053
6.32%, 12/04/28(a)(b)	3,695	3,898,489
Equifax, Inc.
3.10%, 05/15/30	3,730	3,556,881
4.80%, 09/15/29	4,015	4,087,363
5.10%, 12/15/27	3,570	3,635,997
5.10%, 06/01/28(a)	4,153	4,242,305
ERAC USA Finance LLC
4.60%, 05/01/28(b)	6,230	6,328,024
5.00%, 02/15/29(a)(b)	4,485	4,618,746
Experian Finance PLC
2.75%, 03/08/30(b)	5,075	4,805,048
4.25%, 02/01/29(b)	3,815	3,828,958

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments, Inc.
2.90%, 05/15/30(a)	$6,275	$5,840,962
3.20%, 08/15/29	7,672	7,357,328
4.45%, 06/01/28	3,020	3,027,568
4.50%, 11/15/28	7,510	7,527,273
4.88%, 11/15/30	9,905	9,893,386
4.95%, 08/15/27	2,544	2,564,854
5.30%, 08/15/29(a)	3,015	3,097,147
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	3,680	3,787,481
Leland Stanford Junior University(The)
1.29%, 06/01/27(a)	2,177	2,115,589
Series 2025, 4.15%, 08/01/30(a)	2,675	2,711,312
Moody's Corp.
3.25%, 01/15/28(a)	4,010	3,962,669
4.25%, 02/01/29	2,625	2,654,556
PayPal Holdings, Inc.
2.30%, 06/01/30	5,705	5,329,159
2.85%, 10/01/29	9,470	9,125,746
3.90%, 06/01/27	2,595	2,598,083
4.45%, 03/06/28	2,150	2,174,351
President and Fellows of Harvard College, 4.89%, 03/15/30(a)	2,110	2,196,235
Quanta Services, Inc.
2.90%, 10/01/30	6,240	5,902,315
4.30%, 08/09/28(a)	2,730	2,752,431
4.50%, 01/15/31(a)	3,165	3,202,418
4.75%, 08/09/27	1,210	1,223,155
RELX Capital, Inc.
3.00%, 05/22/30(a)	4,942	4,715,356
4.00%, 03/18/29(a)	6,472	6,469,880
4.75%, 03/27/30	5,185	5,287,458
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	5,105	5,226,899
S&P Global, Inc.
1.25%, 08/15/30(a)	3,014	2,672,686
2.45%, 03/01/27	5,112	5,042,687
2.50%, 12/01/29(a)	3,525	3,350,186
2.70%, 03/01/29(a)	7,375	7,129,044
4.25%, 05/01/29	5,335	5,384,847
4.25%, 01/15/31(b)	3,700	3,716,993
4.75%, 08/01/28(a)	4,200	4,288,847
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(a)(b)	1,600	1,592,337
Trustees of Dartmouth College, 4.27%, 06/01/30(a)	1,375	1,397,278
Trustees of Princeton University (The), 4.65%, 07/01/30(a)	300	309,504
UL Solutions, Inc., 6.50%, 10/20/28	1,905	2,017,351
United Rentals North America, Inc., 6.00%, 12/15/29(b)	9,240	9,476,646
Verisk Analytics, Inc.
4.13%, 03/15/29	4,260	4,274,734
4.45%, 03/15/31	655	658,190
Yale University, Series 2020, 1.48%, 04/15/30(a)	2,305	2,102,184
		277,699,176
Computers — 1.7%
Accenture Capital, Inc.
3.90%, 10/04/27(a)	6,089	6,110,817
4.05%, 10/04/29	7,785	7,831,578
Amdocs Ltd., 2.54%, 06/15/30	4,455	4,067,774
Security	Par (000)	Value
Computers (continued)
Apple, Inc.
1.20%, 02/08/28	$15,991	$15,297,677
1.25%, 08/20/30(a)	7,430	6,669,644
1.40%, 08/05/28(a)	13,515	12,854,069
1.65%, 05/11/30(a)	10,865	9,974,597
1.65%, 02/08/31	6,655	6,017,434
2.20%, 09/11/29	10,302	9,817,747
2.90%, 09/12/27	11,133	11,023,829
3.00%, 06/20/27(a)	6,303	6,262,939
3.00%, 11/13/27	8,736	8,668,851
3.20%, 05/11/27	10,482	10,442,861
3.25%, 08/08/29	6,240	6,169,299
4.00%, 05/10/28	8,613	8,687,635
4.00%, 05/12/28	9,035	9,115,794
4.15%, 05/10/30	3,855	3,917,816
4.20%, 05/12/30	6,605	6,712,657
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	3,990	3,928,953
4.00%, 07/01/29(a)(b)	3,375	3,306,743
CGI, Inc., 4.95%, 03/14/30	5,090	5,174,003
Dell International LLC/EMC Corp.
4.15%, 02/15/29	6,005	6,026,492
4.35%, 02/01/30	4,815	4,839,727
4.50%, 02/15/31	7,365	7,400,760
4.75%, 04/01/28(a)	5,305	5,389,893
5.00%, 04/01/30	6,735	6,926,676
5.25%, 02/01/28	5,099	5,215,746
5.30%, 10/01/29	9,805	10,176,346
6.10%, 07/15/27(a)	2,582	2,648,898
6.20%, 07/15/30(a)	3,670	3,943,176
Dell, Inc., 7.10%, 04/15/28(a)	2,455	2,605,966
DXC Technology Co., 2.38%, 09/15/28(a)	3,755	3,542,254
Gartner, Inc.
3.63%, 06/15/29(b)	3,845	3,643,583
3.75%, 10/01/30(b)	4,605	4,258,271
4.50%, 07/01/28(b)	5,578	5,499,148
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	3,125	3,244,791
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	2,045	1,997,022
Hewlett Packard Enterprise Co.
4.05%, 09/15/27(a)	5,230	5,239,358
4.15%, 09/15/28(a)	4,465	4,475,310
4.40%, 09/25/27	6,875	6,914,560
4.40%, 10/15/30	5,495	5,502,258
4.55%, 10/15/29(a)	10,917	11,047,563
5.25%, 07/01/28(a)	3,752	3,851,443
HP, Inc.
3.00%, 06/17/27	5,350	5,282,377
3.40%, 06/17/30(a)	2,075	1,995,378
4.00%, 04/15/29	6,610	6,573,005
4.75%, 01/15/28(a)	5,464	5,532,007
5.40%, 04/25/30(a)	3,825	3,964,693
IBM International Capital Pte Ltd.
4.60%, 02/05/29(a)	3,027	3,083,509
4.75%, 02/05/31	2,000	2,037,421
International Business Machines Corp.
1.70%, 05/15/27	6,797	6,626,255
1.95%, 05/15/30	8,900	8,161,358
3.50%, 05/15/29	19,640	19,363,496
4.00%, 02/03/29	80	80,278
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.15%, 07/27/27	$4,363	$4,386,096
4.30%, 02/03/31	2,000	2,011,090
4.50%, 02/06/28(a)	5,820	5,894,589
4.65%, 02/10/28(a)	5,885	5,977,173
4.80%, 02/10/30(a)	5,710	5,850,909
6.22%, 08/01/27(a)	3,129	3,234,082
6.50%, 01/15/28	2,485	2,604,512
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,775	2,558,104
Leidos, Inc.
4.10%, 03/15/29	2,825	2,832,235
4.38%, 05/15/30(a)	3,650	3,663,026
Lenovo Group Ltd.
3.42%, 11/02/30(b)	5,450	5,232,307
5.83%, 01/27/28(a)(b)	1,145	1,181,623
NetApp, Inc.
2.38%, 06/22/27	2,989	2,927,510
2.70%, 06/22/30	5,200	4,874,678
Teledyne FLIR LLC, 2.50%, 08/01/30	2,295	2,149,214
		394,518,883
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27(a)	2,740	2,723,127
4.20%, 05/01/30(a)	3,855	3,914,353
4.60%, 03/01/28	3,183	3,238,555
Conopco, Inc., Series F, 6.63%, 04/15/28(a)	1,885	1,986,670
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	3,635	3,575,218
5.60%, 01/15/31(a)(b)	5,285	5,301,769
6.63%, 07/15/30(a)(b)	4,440	4,498,475
Estee Lauder Companies, Inc.(The)
2.38%, 12/01/29	3,030	2,863,679
2.60%, 04/15/30(a)	4,520	4,285,685
3.15%, 03/15/27	2,385	2,369,135
4.38%, 05/15/28(a)	4,577	4,626,565
Haleon U.S. Capital LLC
3.38%, 03/24/27	10,080	10,031,220
3.38%, 03/24/29	6,910	6,792,198
Kenvue, Inc.
5.00%, 03/22/30(a)	6,901	7,150,833
5.05%, 03/22/28	5,983	6,126,085
Procter & Gamble Co.(The)
1.20%, 10/29/30	5,130	4,565,105
2.80%, 03/25/27	2,685	2,661,439
2.85%, 08/11/27	4,165	4,128,634
3.00%, 03/25/30	10,200	9,921,514
3.95%, 01/26/28(a)	3,510	3,538,487
4.05%, 05/01/30(a)	6,080	6,156,910
4.15%, 10/24/29(a)	3,145	3,203,119
4.35%, 01/29/29	4,260	4,364,996
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,525	3,181,741
2.13%, 09/06/29	5,760	5,457,264
2.90%, 05/05/27(a)	5,578	5,534,406
3.50%, 03/22/28	7,545	7,523,142
4.25%, 08/12/27	3,638	3,668,079
4.88%, 09/08/28(a)	4,030	4,140,310
		137,528,713
Security	Par (000)	Value
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	$3,060	$2,939,979
4.25%, 04/20/27(b)	1,075	1,077,849
4.50%, 10/24/28(b)	4,575	4,615,912
LKQ Corp., 5.75%, 06/15/28	4,240	4,354,561
Mitsubishi Corp.
4.00%, 09/09/28(b)	1,445	1,450,546
4.13%, 09/09/30(b)	3,275	3,298,614
5.00%, 07/05/28(b)	2,990	3,063,003
5.00%, 07/02/29(b)	2,845	2,938,535
		23,738,999
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	21,775	21,183,137
3.65%, 07/21/27	5,956	5,934,342
3.88%, 01/23/28	3,165	3,158,509
4.13%, 02/28/29	6,875	6,878,596
4.38%, 11/15/30	3,645	3,654,618
4.63%, 10/15/27	2,975	3,002,501
4.63%, 09/10/29	8,500	8,618,932
4.88%, 04/01/28	3,175	3,228,257
5.10%, 01/19/29(a)	4,940	5,072,220
5.75%, 06/06/28(a)	5,200	5,385,196
6.15%, 09/30/30	5,480	5,882,549
6.45%, 04/15/27	7,995	8,196,199
6.95%, 03/10/55, (5-year CMT + 2.72%)(c)	3,570	3,773,043
Affiliated Managers Group, Inc., 3.30%, 06/15/30	2,620	2,514,412
Air Lease Corp.
2.10%, 09/01/28(a)	2,750	2,612,406
3.00%, 02/01/30	3,565	3,377,157
3.13%, 12/01/30	4,200	3,950,333
3.25%, 10/01/29(a)	3,250	3,135,715
3.63%, 04/01/27(a)	5,507	5,469,541
3.63%, 12/01/27	2,875	2,855,444
4.63%, 10/01/28	2,725	2,748,630
5.10%, 03/01/29	2,750	2,812,772
5.30%, 02/01/28(a)	3,900	3,981,344
5.85%, 12/15/27(a)	3,725	3,836,320
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	3,585	3,662,787
Aircastle Ltd.
2.85%, 01/26/28(b)	3,915	3,823,314
5.95%, 02/15/29(a)(b)	3,810	3,989,502
6.50%, 07/18/28(b)	3,417	3,591,172
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(a)(b)	4,010	4,100,081
5.25%, 03/15/30(b)	3,075	3,174,216
Ally Financial, Inc.
2.20%, 11/02/28	3,955	3,764,435
4.75%, 06/09/27	2,525	2,544,742
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(c)	3,210	3,300,115
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(c)	2,415	2,479,595
6.85%, 01/03/30, (1-day SOFR + 2.82%)(c)	5,107	5,406,559
6.99%, 06/13/29, (1-day SOFR + 3.26%)(c)	4,530	4,771,498
7.10%, 11/15/27	4,120	4,318,683
American Express Co.
2.55%, 03/04/27(a)	10,059	9,946,195
3.30%, 05/03/27	9,637	9,590,697

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.01%, 02/09/29, (1-day SOFR + 0.58%)(c)	$7,425	$7,447,152
4.05%, 05/03/29	5,774	5,823,497
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	8,518	8,598,171
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)(c)	5,060	5,109,586
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)(c)	8,615	8,757,683
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	8,555	8,839,253
5.04%, 07/26/28, (1-day SOFR + 0.93%)(c)	9,700	9,851,588
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(c)	8,415	8,694,102
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	8,707	8,970,577
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	8,137	8,496,736
5.85%, 11/05/27(a)	10,910	11,257,819
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	6,280	6,879,868
American Express Credit Corp., 3.30%, 05/03/27	2,300	2,287,305
Ameriprise Financial, Inc., 5.70%, 12/15/28	3,984	4,169,893
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	925	890,039
Apollo Global Management, Inc., 4.60%, 01/15/31	2,250	2,265,306
Ares Finance Co. II LLC, 3.25%, 06/15/30(a)(b)	2,705	2,590,112
Ares Management Corp., 6.38%, 11/10/28(a)	3,245	3,404,585
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	1,805	1,805,042
4.95%, 11/15/30(b)	5,070	5,077,502
6.05%, 01/15/28(b)	4,465	4,578,143
6.25%, 01/15/30(b)	3,860	4,044,951
Aviation Capital Group LLC
3.50%, 11/01/27(b)	3,885	3,842,921
4.25%, 04/30/29(a)(b)	2,455	2,455,069
4.75%, 04/14/27(b)	860	865,348
4.80%, 10/24/30(a)(b)	5,730	5,789,381
5.13%, 04/10/30(a)(b)	3,655	3,755,161
5.38%, 07/15/29(a)(b)	3,250	3,357,185
6.25%, 04/15/28(b)	3,610	3,751,494
6.38%, 07/15/30(a)(b)	1,200	1,288,882
6.75%, 10/25/28(b)	2,747	2,913,301
Avilease Capital Ltd., 4.75%, 11/12/30(b)	4,500	4,484,524
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(a)(b)	3,868	3,766,111
2.75%, 02/21/28(b)	3,545	3,449,114
4.20%, 04/15/29(b)	1,425	1,421,202
4.70%, 01/30/31(b)	5,855	5,875,442
4.95%, 01/15/28(b)	5,802	5,879,057
5.15%, 01/15/30(a)(b)	3,055	3,128,484
5.38%, 05/30/30(a)(b)	5,565	5,755,901
5.75%, 03/01/29(b)	6,665	6,933,837
5.75%, 11/15/29(b)	6,040	6,311,939
6.38%, 05/04/28(b)	7,220	7,525,006
BGC Group, Inc.
6.15%, 04/02/30	4,500	4,686,857
6.60%, 06/10/29(a)	3,385	3,556,502
8.00%, 05/25/28(a)	1,760	1,881,383
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	4,305	4,069,151
2.50%, 01/10/30(a)(b)	4,025	3,786,182
3.15%, 10/02/27(a)(b)	1,899	1,875,593
5.90%, 11/03/27(a)(b)	4,438	4,566,545
Security	Par (000)	Value
Diversified Financial Services (continued)
BOC Aviation Ltd.
2.63%, 09/17/30(b)	$500	$472,699
3.00%, 09/11/29(a)(b)	6,035	5,842,587
3.50%, 09/18/27(a)(b)	3,745	3,724,315
BOC Aviation USA Corp.
5.25%, 01/14/30(b)	3,530	3,687,035
5.75%, 11/09/28(b)	3,725	3,898,464
Brookfield Asset Management Ltd., 4.65%, 11/15/30	3,680	3,719,581
Brookfield Finance, Inc.
3.90%, 01/25/28	5,985	5,971,442
4.35%, 04/15/30	5,180	5,189,944
4.85%, 03/29/29(a)	6,280	6,395,551
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	1,625	1,720,594
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	2,107	2,108,067
7.20%, 12/12/28(b)	4,515	4,793,868
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	8,730	8,514,695
3.65%, 05/11/27(a)	4,889	4,871,785
3.75%, 03/09/27	7,099	7,089,880
3.80%, 01/31/28	7,824	7,801,771
4.49%, 09/11/31, (1-day SOFR + 1.25%)(c)	11,140	11,142,107
4.72%, 01/30/32, (1-day SOFR + 1.15%)(c)	3,505	3,529,081
4.93%, 05/10/28, (1-day SOFR + 2.06%)(c)	9,118	9,207,951
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	4,702	4,858,744
5.46%, 07/26/30, (1-day SOFR + 1.56%)(c)	5,820	6,036,297
5.47%, 02/01/29, (1-day SOFR + 2.08%)(c)	6,532	6,697,145
5.70%, 02/01/30, (1-day SOFR + 1.91%)(c)	5,625	5,858,062
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	10,010	10,477,496
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	9,480	10,685,374
Cboe Global Markets, Inc., 1.63%, 12/15/30	1,350	1,206,146
Charles Schwab Corp.(The)
2.00%, 03/20/28	7,110	6,868,635
2.45%, 03/03/27	8,713	8,602,175
2.75%, 10/01/29	3,105	2,985,844
3.20%, 03/02/27(a)	3,531	3,512,156
3.20%, 01/25/28	3,815	3,782,206
3.25%, 05/22/29(a)	3,555	3,494,251
3.30%, 04/01/27(a)	4,525	4,499,663
4.00%, 02/01/29(a)	3,255	3,279,995
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)(c)	6,575	6,616,637
4.63%, 03/22/30(a)	2,860	2,943,870
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	6,968	7,232,533
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)(c)	8,380	8,869,182
CI Financial Corp.
3.20%, 12/17/30	4,918	4,507,295
7.50%, 05/30/29(b)	4,010	4,282,475
Citadel Finance LLC
4.75%, 02/14/29(b)	2,250	2,239,391
5.15%, 02/14/31(b)	3,700	3,685,078
5.90%, 02/10/30(b)	6,050	6,207,251
Citadel LP, 6.00%, 01/23/30(b)	3,575	3,735,043
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	4,120	4,238,689
Citigroup Global Markets Holdings, Inc., 5.00%, 05/28/29	1,225	1,271,497
CME Group, Inc.
3.75%, 06/15/28	3,502	3,502,255
4.40%, 03/15/30	5,500	5,601,769
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(b)	$3,700	$3,667,614
Eaton Vance Corp., 3.50%, 04/06/27	1,823	1,817,503
Enact Holdings, Inc., 6.25%, 05/28/29(a)	4,845	5,084,299
Equitable America Global Funding
3.95%, 09/15/27(a)(b)	1,565	1,563,880
4.30%, 12/15/28(b)	3,120	3,135,808
4.65%, 06/09/28(b)	5,035	5,092,481
4.95%, 06/09/30(b)	4,680	4,781,431
FMR LLC, 7.57%, 06/15/29(b)	4,860	5,364,157
Franklin Resources, Inc., 1.60%, 10/30/30(a)	4,925	4,428,573
Jefferies Financial Group, Inc.
4.15%, 01/23/30	6,110	6,008,796
5.88%, 07/21/28(a)	6,422	6,630,077
6.45%, 06/08/27(a)	2,002	2,052,953
Lazard Group LLC
4.38%, 03/11/29	2,985	2,991,480
4.50%, 09/19/28	3,402	3,422,968
LPL Holdings, Inc.
4.00%, 03/15/29(a)(b)	6,200	6,115,710
4.63%, 11/15/27(a)(b)	4,935	4,931,973
4.90%, 04/03/28(a)	2,670	2,700,897
5.15%, 06/15/30	3,130	3,194,020
5.20%, 03/15/30	4,945	5,048,918
5.70%, 05/20/27	2,380	2,419,584
6.75%, 11/17/28	4,565	4,840,955
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	3,030	3,057,676
LSEGA Financing PLC, 2.00%, 04/06/28(b)	6,205	5,956,055
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	3,370	3,443,347
5.20%, 03/27/28(b)	3,630	3,690,754
6.40%, 03/26/29(b)	2,950	3,110,907
Marex Group PLC
5.83%, 05/08/28	2,505	2,554,927
6.40%, 11/04/29(a)	3,585	3,752,988
Mastercard, Inc.
2.95%, 06/01/29	6,920	6,745,135
3.30%, 03/26/27	3,650	3,633,979
3.35%, 03/26/30(a)	8,670	8,520,392
3.50%, 02/26/28	3,765	3,761,614
4.10%, 01/15/28(a)	4,188	4,224,983
4.55%, 03/15/28	3,425	3,481,417
4.88%, 03/09/28(a)	4,832	4,937,752
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	2,000	1,943,148
6.50%, 05/01/28(b)	160	158,812
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(a)(b)	600	594,817
5.08%, 09/15/27(b)	3,225	3,270,085
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(a)(b)	3,835	3,880,538
5.15%, 10/24/29(a)(b)	2,765	2,858,762
5.81%, 09/12/28(a)(b)	2,790	2,899,655
Nasdaq, Inc.
1.65%, 01/15/31(a)	3,867	3,448,633
5.35%, 06/28/28	5,396	5,556,187
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(a)(b)	2,007	2,008,471
Nomura Holdings, Inc.
2.17%, 07/14/28	5,655	5,411,992
2.68%, 07/16/30	6,280	5,873,540
2.71%, 01/22/29(a)	2,925	2,815,117
Security	Par (000)	Value
Diversified Financial Services (continued)
3.10%, 01/16/30	$7,202	$6,908,317
4.90%, 07/01/30	4,920	5,033,924
5.39%, 07/06/27(a)	1,285	1,307,226
5.59%, 07/02/27(a)	1,540	1,571,272
5.61%, 07/06/29(a)	3,620	3,781,432
5.84%, 01/18/28(a)	3,375	3,483,278
6.07%, 07/12/28	5,315	5,553,747
Nuveen LLC
4.00%, 11/01/28(b)	4,605	4,611,615
5.55%, 01/15/30(b)	4,005	4,180,393
ORIX Corp.
3.70%, 07/18/27(a)	1,420	1,417,060
4.45%, 09/09/30(a)	2,945	2,978,223
4.65%, 09/10/29(a)	5,615	5,752,585
5.00%, 09/13/27(a)	5,929	6,023,373
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,990	4,926,377
6.15%, 12/06/28(b)	1,410	1,478,098
Radian Group, Inc.
4.88%, 03/15/27	2,685	2,691,771
6.20%, 05/15/29(a)	4,590	4,818,778
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	3,760	3,845,981
REC Ltd.
4.75%, 09/27/29(b)	3,745	3,800,415
5.63%, 04/11/28(a)(b)	6,260	6,425,839
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	5,045	5,086,523
5.40%, 09/15/30(a)(b)	4,625	4,676,284
Stifel Financial Corp., 4.00%, 05/15/30	2,430	2,399,447
Synchrony Financial
3.95%, 12/01/27(a)	5,680	5,653,962
4.95%, 02/25/32, (1-day SOFR + 1.53%)(c)	3,640	3,618,515
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	2,015	2,040,921
5.15%, 03/19/29	4,587	4,661,396
5.45%, 03/06/31, (1-day SOFR + 1.68%)(c)	6,330	6,465,452
5.94%, 08/02/30, (1-day SOFR + 2.13%)(c)	4,730	4,908,664
USAA Capital Corp.
2.13%, 05/01/30(b)	2,640	2,456,532
4.38%, 06/01/28(b)	2,280	2,308,375
5.25%, 06/01/27(a)(b)	795	810,322
Visa, Inc.
0.75%, 08/15/27	2,762	2,653,858
1.10%, 02/15/31(a)	2,280	2,005,129
1.90%, 04/15/27	7,886	7,734,491
2.05%, 04/15/30(a)	9,370	8,756,973
2.75%, 09/15/27	4,296	4,240,908
3.80%, 02/12/29	3,125	3,140,621
4.10%, 02/12/31(a)	2,895	2,928,565
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(c)	1,393	1,338,988
Voya Global Funding, 4.60%, 11/24/30(a)(b)	2,190	2,223,515
		1,021,579,722
Electric — 6.2%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,495	4,316,274
4.38%, 01/24/29(a)(b)	2,880	2,910,423
4.88%, 04/23/30(b)	1,520	1,562,958
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,725	4,479,602

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
AEP Texas, Inc.
3.95%, 06/01/28	$2,825	$2,824,297
5.45%, 05/15/29	3,262	3,401,291
Series I, 2.10%, 07/01/30(a)	3,345	3,082,018
AES Andes SA, 6.30%, 03/15/29(b)	1,340	1,394,806
AES Corp.(The)
2.45%, 01/15/31(a)	5,600	5,192,848
3.95%, 07/15/30(a)(b)	3,785	3,719,481
5.45%, 06/01/28	7,310	7,478,852
Alabama Power Co.
3.75%, 09/01/27	3,185	3,189,418
Series 20-A, 1.45%, 09/15/30(a)	3,525	3,155,393
Alexander Funding Trust II, 7.47%, 07/31/28(a)(b)	2,875	3,061,927
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	1,430	1,424,979
5.40%, 06/06/27(b)	1,840	1,863,872
5.95%, 03/30/29(a)(b)	2,135	2,244,068
Ameren Corp.
1.75%, 03/15/28	2,985	2,853,121
1.95%, 03/15/27	2,786	2,729,587
3.50%, 01/15/31	4,312	4,183,728
5.00%, 01/15/29	4,107	4,222,713
Ameren Illinois Co.
1.55%, 11/15/30	590	528,300
3.80%, 05/15/28	2,045	2,046,084
American Electric Power Co., Inc.
2.30%, 03/01/30(a)	2,274	2,122,205
3.20%, 11/13/27	2,765	2,732,505
5.20%, 01/15/29	6,055	6,261,027
5.75%, 11/01/27	2,796	2,876,465
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)(c)	1,925	2,027,606
Series J, 4.30%, 12/01/28(a)	3,482	3,514,554
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,630	1,614,498
Arizona Public Service Co.
2.60%, 08/15/29(a)	2,865	2,730,458
2.95%, 09/15/27(a)	1,111	1,094,867
Atlantic City Electric Co., 4.00%, 10/15/28(a)	2,000	2,008,072
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	1,055	1,061,030
Avangrid, Inc., 3.80%, 06/01/29	4,730	4,695,695
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	2,833	2,804,671
3.70%, 07/15/30	7,465	7,392,116
8.48%, 09/15/28(a)	2,185	2,418,975
Black Hills Corp.
2.50%, 06/15/30	1,860	1,733,011
3.05%, 10/15/29	2,920	2,816,314
4.55%, 01/31/31(a)	2,475	2,499,765
5.95%, 03/15/28(a)	1,788	1,855,131
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(a)(c)	1,420	1,445,989
Capital Power U.S. Holdings, Inc., 5.26%, 06/01/28(b)	5,100	5,204,451
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30(a)	3,270	3,373,290
5.20%, 10/01/28	3,022	3,121,942
CenterPoint Energy, Inc.
2.95%, 03/01/30	2,476	2,374,594
5.40%, 06/01/29	4,575	4,759,556
6.70%, 05/15/55, (5-year CMT + 2.59%)(c)	2,900	2,997,753
Security	Par (000)	Value
Electric (continued)
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(c)	$2,220	$2,333,244
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	305	304,146
Cleco Corporate Holdings LLC, 3.38%, 09/15/29(a)	430	409,444
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	2,055	2,024,567
4.55%, 11/15/30(a)(b)	905	911,555
CMS Energy Corp.
3.45%, 08/15/27(a)	1,842	1,829,221
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	1,810	1,684,804
4.75%, 06/01/50, (5-year CMT + 4.12%)(c)	2,250	2,225,840
Colbun SA, 3.15%, 03/06/30(a)(b)	3,150	2,984,471
Comision Federal de Electricidad
4.69%, 05/15/29(b)	4,702	4,697,932
5.70%, 01/24/30(b)	3,975	4,070,400
Commonwealth Edison Co.
2.20%, 03/01/30(a)	2,315	2,165,311
3.70%, 08/15/28(a)	3,340	3,336,207
Series 122, 2.95%, 08/15/27(a)	1,923	1,902,784
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	2,090	2,135,813
4.95%, 01/15/30(a)	2,710	2,800,381
Series A, 3.20%, 03/15/27	2,493	2,480,064
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	2,030	2,030,778
Series 20A, 3.35%, 04/01/30	3,190	3,112,775
Series B, 3.13%, 11/15/27(a)	1,665	1,649,516
Series D, 4.00%, 12/01/28	2,535	2,552,419
Constellation Energy Generation LLC
3.90%, 01/08/28	5,300	5,302,228
4.40%, 01/15/31(a)	4,680	4,711,972
5.00%, 02/01/31(b)	1,895	1,923,679
5.60%, 03/01/28	5,525	5,698,439
Consumers Energy Co.
3.80%, 11/15/28	2,168	2,167,912
4.50%, 01/15/31(a)	2,860	2,918,429
4.60%, 05/30/29(a)	4,290	4,389,394
4.65%, 03/01/28(a)	2,410	2,448,044
4.70%, 01/15/30	4,205	4,316,592
4.90%, 02/15/29	2,883	2,964,999
Dayton Power & Light Co. (The), 4.55%, 08/15/30	2,530	2,549,465
Dominion Energy, Inc.
4.25%, 06/01/28	2,896	2,915,653
4.60%, 05/15/28(a)	5,550	5,629,924
5.00%, 06/15/30(a)	5,165	5,324,811
6.00%, 02/15/56, (5-year CMT + 2.26%)(c)	8,000	8,118,024
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)(c)	5,400	5,654,367
Series B, 3.60%, 03/15/27	1,920	1,914,774
Series C, 3.38%, 04/01/30	9,277	9,024,465
DTE Electric Co.
2.25%, 03/01/30(a)	3,808	3,572,034
4.25%, 05/14/27	1,275	1,283,771
Series A, 1.90%, 04/01/28(a)	3,404	3,281,692
DTE Energy Co.
2.95%, 03/01/30	1,985	1,893,672
4.88%, 06/01/28(a)	6,037	6,153,263
4.95%, 07/01/27	6,788	6,868,853
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.10%, 03/01/29(a)	$7,235	$7,443,869
5.20%, 04/01/30	7,550	7,850,522
Series C, 3.40%, 06/15/29	2,955	2,895,798
Duke Energy Carolinas LLC
2.45%, 08/15/29	3,125	2,980,847
2.45%, 02/01/30	3,430	3,242,808
3.95%, 11/15/28	3,740	3,757,093
4.85%, 03/15/30(a)	3,050	3,155,923
Series A, 6.00%, 12/01/28	2,601	2,744,394
Duke Energy Corp.
2.45%, 06/01/30(a)	5,675	5,318,405
3.15%, 08/15/27	2,597	2,568,934
3.40%, 06/15/29(a)	3,495	3,436,221
4.30%, 03/15/28	6,036	6,084,149
4.85%, 01/05/29(a)	3,705	3,796,383
5.00%, 12/08/27	2,655	2,705,685
Duke Energy Florida LLC
1.75%, 06/15/30	4,189	3,816,422
2.50%, 12/01/29(a)	3,805	3,624,003
3.80%, 07/15/28	3,673	3,677,547
4.20%, 12/01/30	2,325	2,341,555
Duke Energy Ohio, Inc.
2.13%, 06/01/30	1,080	999,934
3.65%, 02/01/29(a)	2,606	2,595,475
Duke Energy Progress LLC
3.45%, 03/15/29	3,702	3,659,860
3.70%, 09/01/28	3,510	3,506,002
4.35%, 03/06/27	1,720	1,731,461
Duquesne Light Holdings, Inc.
2.53%, 10/01/30(b)	1,785	1,652,276
3.62%, 08/01/27(a)(b)	1,485	1,472,932
Edison International
4.13%, 03/15/28(a)	4,005	3,984,688
4.80%, 03/15/31	2,850	2,848,294
5.25%, 11/15/28(a)	3,344	3,408,147
5.45%, 06/15/29	3,142	3,229,469
5.75%, 06/15/27	3,034	3,080,585
6.25%, 03/15/30(a)	3,625	3,834,118
6.95%, 11/15/29	2,930	3,152,638
EDP Finance BV, 1.71%, 01/24/28(b)	5,080	4,866,656
Electricite de France SA
4.50%, 09/21/28(a)(b)	6,000	6,060,592
5.65%, 04/22/29(a)(b)	5,125	5,369,067
5.70%, 05/23/28(b)	8,620	8,921,284
Enel Chile SA, 4.88%, 06/12/28(a)	6,375	6,474,265
Enel Finance International NV
2.13%, 07/12/28(a)(b)	5,735	5,488,790
3.50%, 04/06/28(b)	8,100	8,018,673
3.63%, 05/25/27(b)	5,220	5,205,538
4.13%, 09/30/28(b)	6,025	6,037,818
4.38%, 09/30/30(b)	7,000	7,035,764
4.63%, 06/15/27(a)(b)	3,850	3,880,550
4.88%, 06/14/29(a)(b)	3,435	3,541,859
5.13%, 06/26/29(b)	9,082	9,356,565
Engie Energia Chile SA, 3.40%, 01/28/30(b)	3,200	3,048,423
Engie SA, 5.25%, 04/10/29(a)(b)	5,455	5,657,113
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	2,075	2,083,352
Entergy Corp.
1.90%, 06/15/28	3,917	3,742,513
2.80%, 06/15/30	3,810	3,603,434
7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	6,840	7,156,042
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
1.60%, 12/15/30	$2,160	$1,925,761
3.12%, 09/01/27(a)	2,278	2,259,853
3.25%, 04/01/28	2,587	2,562,490
Entergy Mississippi LLC, 2.85%, 06/01/28	2,150	2,106,808
Entergy Texas, Inc., 4.00%, 03/30/29	2,065	2,069,902
Evergy Kansas Central, Inc.
3.10%, 04/01/27(a)	1,315	1,305,054
4.70%, 03/13/28(a)	2,485	2,521,519
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30(a)	2,845	2,654,279
Evergy Missouri West, Inc., 5.15%, 12/15/27(b)	1,733	1,765,147
Evergy, Inc.
2.90%, 09/15/29	5,165	4,964,168
6.65%, 06/01/55, (5-year CMT + 2.56%)(c)	2,520	2,594,632
Eversource Energy
2.90%, 03/01/27	3,615	3,575,883
4.45%, 12/15/30(a)	3,600	3,620,403
4.60%, 07/01/27	2,671	2,689,956
5.45%, 03/01/28	9,157	9,396,826
5.95%, 02/01/29	4,575	4,799,461
Series M, 3.30%, 01/15/28	2,435	2,402,976
Series O, 4.25%, 04/01/29	2,817	2,827,738
Series R, 1.65%, 08/15/30(a)	3,685	3,293,799
Exelon Corp.
2.75%, 03/15/27	3,125	3,088,174
4.05%, 04/15/30	8,305	8,280,172
5.15%, 03/15/28	5,620	5,749,792
5.15%, 03/15/29	4,127	4,265,997
FirstEnergy Corp.
2.65%, 03/01/30	5,050	4,771,071
Series B, 2.25%, 09/01/30(a)	3,300	3,032,388
Series B, 3.90%, 07/15/27	8,225	8,258,957
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	1,620	1,595,892
3.60%, 06/01/29(b)	1,910	1,882,046
4.30%, 01/15/29(b)	3,000	3,017,793
5.20%, 04/01/28(a)(b)	2,680	2,740,745
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	3,125	3,039,613
4.55%, 01/15/30	2,840	2,882,335
Florida Power & Light Co.
4.40%, 05/15/28	5,387	5,455,735
4.63%, 05/15/30(a)	3,676	3,774,977
5.05%, 04/01/28	6,799	6,971,808
5.15%, 06/15/29(a)	5,722	5,957,789
Series A, 3.30%, 05/30/27	1,533	1,525,107
Georgia Power Co.
3.25%, 03/30/27(a)	2,120	2,109,525
4.00%, 10/01/28	4,715	4,741,829
4.55%, 03/15/30	4,160	4,244,609
4.65%, 05/16/28(a)	3,229	3,281,495
Series B, 2.65%, 09/15/29	3,735	3,583,991
Hanwha Futureproof Corp., 4.75%, 04/30/28(a)(b)	2,925	2,976,858
Indiana Michigan Power Co., 3.85%, 05/15/28	1,055	1,054,199
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(a)(b)	1,195	1,178,564
Interstate Power and Light Co.
2.30%, 06/01/30	2,115	1,974,336
3.60%, 04/01/29(a)	2,080	2,062,127

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 09/26/28	$3,315	$3,327,394
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,835	2,804,510
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(f)	5,000	4,970,194
ITC Holdings Corp.
2.95%, 05/14/30(b)	4,860	4,624,820
3.35%, 11/15/27	2,665	2,643,765
4.95%, 09/22/27(b)	5,097	5,160,718
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	1,950	1,958,118
4.40%, 01/15/31(b)	3,240	3,258,663
Liberty Utilities Co., 5.58%, 01/31/29(b)	3,020	3,123,746
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,800	1,650,936
Massachusetts Electric Co., 1.73%, 11/24/30(a)(b)	2,630	2,340,771
MidAmerican Energy Co.
3.10%, 05/01/27(a)	1,720	1,711,299
3.65%, 04/15/29	5,005	4,981,809
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	4,010	4,022,983
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	3,336	3,336,958
Mississippi Power Co., 3.95%, 03/30/28(a)	1,705	1,708,896
Monongahela Power Co., 3.55%, 05/15/27(a)(b)	2,434	2,422,555
Narragansett Electric Co.(The)
3.40%, 04/09/30(b)	3,985	3,870,690
3.92%, 08/01/28(a)(b)	1,350	1,350,735
National Grid PLC, 5.60%, 06/12/28	4,110	4,252,946
National Grid USA, 8.00%, 11/15/30(a)	1,005	1,149,849
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,580	2,427,561
3.05%, 04/25/27(a)	1,913	1,898,509
3.40%, 02/07/28	4,560	4,529,686
3.70%, 03/15/29	3,230	3,214,753
3.90%, 11/01/28(a)	1,914	1,918,235
3.95%, 12/10/27	1,620	1,625,341
4.12%, 09/16/27	3,136	3,150,868
4.30%, 12/10/30(a)	4,065	4,099,534
4.75%, 02/07/28	5,700	5,797,183
4.80%, 03/15/28	3,603	3,671,865
4.85%, 02/07/29(a)	2,960	3,040,637
4.95%, 02/07/30(a)	3,065	3,175,469
5.00%, 02/07/31	120	124,686
5.05%, 09/15/28	2,330	2,395,137
5.10%, 05/06/27	2,545	2,580,294
5.15%, 06/15/29	3,206	3,323,180
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)(c)	1,840	1,931,435
Series D, 4.05%, 02/09/29(a)	3,425	3,441,663
Series D, 4.15%, 08/25/28	4,060	4,088,465
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(c)	1,050	1,066,722
Series CC, 3.70%, 05/01/29	3,045	3,025,406
Series DD, 2.40%, 05/01/30(a)	3,550	3,321,485
New York State Electric & Gas Corp., 5.65%, 08/15/28(a)(b)	2,200	2,281,981
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	8,810	8,431,919
2.25%, 06/01/30	11,985	11,121,186
2.75%, 11/01/29(a)	5,940	5,697,549
3.50%, 04/01/29	3,320	3,274,818
3.55%, 05/01/27	7,955	7,923,338
Security	Par (000)	Value
Electric (continued)
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)(c)	$3,135	$3,083,759
4.40%, 03/01/31(a)	3,575	3,616,304
4.63%, 07/15/27	6,923	6,990,164
4.69%, 09/01/27(a)	11,015	11,139,906
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	2,720	2,697,638
4.85%, 02/04/28	6,315	6,431,405
4.90%, 02/28/28	8,165	8,312,124
4.90%, 03/15/29	6,555	6,731,478
5.00%, 02/28/30(a)	3,760	3,890,883
5.05%, 03/15/30	6,903	7,155,909
5.65%, 05/01/79(a)(c)	2,811	2,842,525
6.38%, 08/15/55, (5-year CMT + 2.05%)(c)	7,800	8,101,751
6.70%, 09/01/54, (5-year CMT + 2.36%)(c)	4,545	4,719,260
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	3,660	3,353,547
4.28%, 12/15/28(b)	3,250	3,263,560
4.65%, 10/03/30(a)(b)	3,053	3,100,787
NorthWestern Corp., 5.07%, 03/21/30(b)	2,520	2,598,901
NRG Energy, Inc.
2.45%, 12/02/27(a)(b)	4,770	4,621,352
4.45%, 06/15/29(b)	3,470	3,472,768
4.73%, 10/15/30(b)	3,945	3,981,980
NSTAR Electric Co.
3.20%, 05/15/27	3,601	3,578,064
3.25%, 05/15/29	2,695	2,642,333
3.95%, 04/01/30	2,360	2,346,302
4.85%, 03/01/30	2,915	2,999,816
OGE Energy Corp., 5.45%, 05/15/29	2,340	2,437,830
Ohio Edison Co., 4.95%, 12/15/29(b)	2,320	2,383,867
Ohio Power Co.
Series P, 2.60%, 04/01/30	2,350	2,219,626
Series Q, 1.63%, 01/15/31	3,030	2,684,493
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	2,080	2,020,696
3.30%, 03/15/30(a)	2,015	1,960,937
3.80%, 08/15/28(a)	2,550	2,546,347
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	3,865	3,689,706
3.70%, 11/15/28	4,355	4,335,418
4.30%, 05/15/28	3,360	3,392,450
4.50%, 03/20/27(b)	2,570	2,588,246
4.65%, 11/01/29	2,915	2,982,129
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,393	5,255,421
2.50%, 02/01/31	7,825	7,154,321
3.00%, 06/15/28	4,587	4,482,258
3.30%, 03/15/27	1,890	1,876,591
3.30%, 12/01/27	6,456	6,378,244
3.75%, 07/01/28(a)	5,068	5,032,474
4.20%, 03/01/29	2,486	2,486,842
4.55%, 07/01/30	18,390	18,476,921
4.65%, 08/01/28	2,337	2,364,438
5.00%, 06/04/28	4,520	4,604,502
5.45%, 06/15/27	2,402	2,441,273
5.55%, 05/15/29	5,167	5,371,808
6.10%, 01/15/29	8,412	8,834,621
PacifiCorp
2.70%, 09/15/30	3,020	2,815,306
3.50%, 06/15/29	2,425	2,376,434
4.25%, 03/15/29	1,725	1,736,679
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.10%, 02/15/29(a)	$2,820	$2,900,291
5.30%, 02/15/31(a)	195	202,475
Palomino Funding Trust I, 7.23%, 05/17/28(b)	2,985	3,155,527
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)(b)	2,515	2,549,514
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	2,715	2,549,007
3.38%, 02/05/30(a)(b)	3,960	3,791,704
3.88%, 07/17/29(a)(b)	3,313	3,243,169
4.13%, 05/15/27(b)	10,705	10,685,865
4.75%, 02/03/31(b)	5,400	5,397,059
5.38%, 01/25/29(b)	2,155	2,204,755
5.45%, 05/21/28(a)(b)	5,590	5,712,779
Pinnacle West Capital Corp.
4.90%, 05/15/28(a)	2,825	2,879,844
5.15%, 05/15/30	3,475	3,600,262
PPL Capital Funding, Inc., 4.13%, 04/15/30	3,075	3,081,486
PSEG Power LLC, 5.20%, 05/15/30(a)(b)	4,905	5,061,791
Public Service Co. of Colorado
3.70%, 06/15/28	1,840	1,835,347
Series 35, 1.90%, 01/15/31	2,355	2,119,307
Public Service Co. of New Hampshire, 4.40%, 07/01/28	1,415	1,434,097
Public Service Electric and Gas Co.
2.45%, 01/15/30	2,200	2,081,290
3.00%, 05/15/27	2,159	2,140,040
3.20%, 05/15/29(a)	1,934	1,896,815
3.65%, 09/01/28	2,164	2,158,524
3.70%, 05/01/28	1,815	1,810,181
Series R, 4.20%, 01/01/31	3,115	3,134,763
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,895	2,596,796
4.90%, 03/15/30(a)	3,960	4,077,067
5.20%, 04/01/29(a)	4,715	4,873,002
5.85%, 11/15/27(a)	3,665	3,780,128
5.88%, 10/15/28	3,565	3,724,627
Puget Energy, Inc.
2.38%, 06/15/28	3,087	2,974,950
4.10%, 06/15/30	2,875	2,837,666
Puget Sound Energy, Inc., 7.02%, 12/01/27(a)	1,400	1,472,685
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	1,885	1,867,967
San Diego Gas & Electric Co.
4.95%, 08/15/28	3,360	3,447,928
Series VVV, 1.70%, 10/01/30	5,845	5,264,089
Sempra
3.25%, 06/15/27	4,318	4,280,035
3.40%, 02/01/28	5,979	5,913,689
3.70%, 04/01/29(a)	4,135	4,091,495
4.13%, 04/01/52, (5-year CMT + 2.87%)(c)	5,358	5,288,493
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)(c)	1,840	1,870,301
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(c)	6,635	6,834,528
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)(c)	2,250	2,237,387
Southern California Edison Co.
2.25%, 06/01/30(a)	2,825	2,599,442
2.85%, 08/01/29	2,910	2,786,927
5.15%, 06/01/29(a)	5,320	5,472,753
5.25%, 03/15/30(a)	5,570	5,756,642
5.30%, 03/01/28	4,875	4,988,184
Security	Par (000)	Value
Electric (continued)
5.65%, 10/01/28(a)	$3,398	$3,525,068
5.85%, 11/01/27	4,245	4,362,124
6.65%, 04/01/29(a)	1,950	2,065,763
Series A, 4.20%, 03/01/29(a)	2,870	2,873,099
Series B, 3.65%, 03/01/28	2,840	2,821,264
Series D, 4.70%, 06/01/27	3,263	3,287,061
Southern Co.(The)
4.85%, 06/15/28	5,520	5,630,490
5.11%, 08/01/27	4,968	5,049,933
5.50%, 03/15/29(a)	6,230	6,493,506
Series 21-B, 1.75%, 03/15/28	2,000	1,917,189
Series A, 3.70%, 04/30/30	6,290	6,194,447
Southern Power Co., Series A, 4.25%, 10/01/30	3,350	3,366,601
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,430	3,434,703
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(b)	4,540	4,492,402
4.63%, 11/21/29(a)(b)	1,440	1,481,968
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	4,285	4,240,207
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	14,063	14,040,962
4.25%, 05/02/28(a)(b)	5,155	5,219,514
System Energy Resources, Inc., 6.00%, 04/15/28(a)	2,219	2,303,398
Tampa Electric Co., 4.90%, 03/01/29	3,165	3,249,945
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	2,750	2,842,370
Transelec SA, 3.88%, 01/12/29(b)	380	374,144
Tucson Electric Power Co., 1.50%, 08/01/30	2,540	2,271,936
Union Electric Co.
2.95%, 06/15/27	2,016	1,997,177
2.95%, 03/15/30	4,250	4,085,967
3.50%, 03/15/29	2,945	2,914,094
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29(a)	3,579	3,462,055
Series A, 3.50%, 03/15/27	4,356	4,340,175
Series A, 3.80%, 04/01/28	5,824	5,821,534
Series B, 3.75%, 05/15/27	2,959	2,955,518
Vistra Operations Co. LLC
4.30%, 10/15/28(b)	695	695,717
4.30%, 07/15/29(b)	5,340	5,342,656
4.60%, 10/15/30(a)(b)	3,370	3,391,325
4.70%, 01/31/31(b)	4,195	4,219,001
WEC Energy Group, Inc.
1.38%, 10/15/27(a)	2,568	2,469,936
1.80%, 10/15/30	2,105	1,893,410
2.20%, 12/15/28(a)	3,047	2,910,445
4.75%, 01/15/28(a)	4,345	4,411,131
5.15%, 10/01/27	1,575	1,602,316
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	929	887,182
3.95%, 03/01/29(a)	1,710	1,714,961
4.15%, 10/15/30	3,350	3,369,486
5.00%, 05/15/29	2,620	2,703,916
Wisconsin Power and Light Co.
3.00%, 07/01/29	1,954	1,903,069
3.05%, 10/15/27	1,534	1,514,174
Wisconsin Public Service Corp.
4.25%, 01/15/31	2,075	2,095,229
4.55%, 12/01/29(a)	2,145	2,189,070

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Xcel Energy, Inc.
1.75%, 03/15/27	$2,484	$2,429,878
2.60%, 12/01/29	3,425	3,252,144
3.40%, 06/01/30(a)	3,388	3,289,423
4.00%, 06/15/28	4,205	4,212,471
4.75%, 03/21/28	2,170	2,203,915
		1,411,381,818
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 3.80%, 04/03/28	1,740	1,742,636
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	3,295	2,997,213
Emerson Electric Co.
1.80%, 10/15/27	2,579	2,504,251
1.95%, 10/15/30	3,440	3,152,925
2.00%, 12/21/28(a)	6,200	5,916,142
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	3,275	3,319,609
		19,632,776
Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29	3,005	2,941,901
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	2,015	2,000,902
Amphenol Corp.
2.80%, 02/15/30	5,840	5,588,867
3.80%, 11/15/27(a)	4,950	4,958,313
3.90%, 11/15/28	3,225	3,238,889
4.13%, 11/15/30(a)	6,715	6,748,747
4.35%, 06/01/29(a)	3,785	3,843,279
4.38%, 06/12/28(a)	3,610	3,656,266
5.05%, 04/05/27(a)	2,395	2,426,245
5.05%, 04/05/29(a)	2,914	3,012,384
Arrow Electronics, Inc.
3.88%, 01/12/28(a)	2,335	2,322,283
5.15%, 08/21/29(a)	3,805	3,903,809
Avnet, Inc., 6.25%, 03/15/28	2,850	2,955,919
Flex Ltd.
4.88%, 06/15/29	4,314	4,394,978
4.88%, 05/12/30	3,750	3,813,997
6.00%, 01/15/28(a)	1,685	1,740,518
Honeywell International, Inc.
1.10%, 03/01/27(a)	4,820	4,695,952
1.95%, 06/01/30	5,795	5,345,030
2.70%, 08/15/29	4,945	4,759,263
4.25%, 01/15/29	4,590	4,641,946
4.65%, 07/30/27	6,460	6,540,496
4.70%, 02/01/30(a)	6,040	6,203,854
4.88%, 09/01/29	3,524	3,637,833
4.95%, 02/15/28	3,651	3,730,581
Hubbell, Inc.
3.15%, 08/15/27	1,425	1,409,212
3.50%, 02/15/28(a)	3,185	3,164,935
Jabil, Inc.
3.00%, 01/15/31(a)	3,505	3,287,676
3.60%, 01/15/30(a)	3,160	3,076,882
3.95%, 01/12/28	2,580	2,574,557
4.20%, 02/01/29	4,130	4,137,721
4.25%, 05/15/27(a)	2,328	2,336,311
5.45%, 02/01/29	1,165	1,206,773
Keysight Technologies, Inc.
3.00%, 10/30/29(a)	2,852	2,754,717
4.60%, 04/06/27	3,744	3,764,942
Security	Par (000)	Value
Electronics (continued)
5.35%, 07/30/30	$4,957	$5,199,175
TD SYNNEX Corp.
2.38%, 08/09/28	3,385	3,240,161
4.30%, 01/17/29	3,460	3,460,838
Trimble, Inc., 4.90%, 06/15/28(a)	3,620	3,653,914
Tyco Electronics Group SA
3.13%, 08/15/27(a)	2,054	2,038,499
4.50%, 02/09/31	3,830	3,897,860
4.63%, 02/01/30	2,690	2,758,552
Vontier Corp., 2.40%, 04/01/28	3,130	3,022,352
		152,087,329
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	185	186,952
Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28(a)	3,777	3,969,734
Jacobs Solutions, Inc., 4.75%, 03/03/31	2,850	2,854,337
MasTec, Inc.
4.50%, 08/15/28(b)	3,270	3,268,623
5.90%, 06/15/29	3,725	3,909,723
Mexico City Airport Trust, 3.88%, 04/30/28(a)(b)	5,735	5,677,742
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	3,715	3,845,025
Ste Transcore Holdings, Inc., 3.38%, 05/05/27(b)	6,625	6,597,776
Vinci SA, 3.75%, 04/10/29(a)(b)	6,783	6,740,627
		36,863,587
Entertainment — 0.1%
Flutter Treasury DAC, 6.38%, 04/29/29(a)(b)	3,310	3,401,015
WMG Acquisition Corp.
3.00%, 02/15/31(b)	110	103,286
3.75%, 12/01/29(a)(b)	3,285	3,160,272
3.88%, 07/15/30(b)	6,290	6,037,392
		12,701,965
Environmental Control — 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(a)(b)	960	938,680
Republic Services, Inc.
1.45%, 02/15/31(a)	3,140	2,771,760
2.30%, 03/01/30(a)	3,555	3,333,938
3.38%, 11/15/27	3,055	3,035,990
3.95%, 05/15/28(a)	5,752	5,768,647
4.75%, 07/15/30(a)	2,925	3,006,827
4.88%, 04/01/29	4,590	4,719,032
5.00%, 11/15/29	2,950	3,058,555
Veralto Corp., 5.35%, 09/18/28	4,430	4,574,913
Waste Connections, Inc.
2.60%, 02/01/30	3,920	3,733,142
3.50%, 05/01/29(a)	3,300	3,277,083
4.25%, 12/01/28	3,095	3,124,021
Waste Management, Inc.
1.15%, 03/15/28	3,245	3,083,474
2.00%, 06/01/29	1,560	1,473,064
3.15%, 11/15/27	4,086	4,053,171
3.88%, 01/15/29(a)	3,075	3,080,317
4.50%, 03/15/28(a)	5,685	5,770,372
4.63%, 02/15/30	5,116	5,237,880
4.65%, 03/15/30(a)	4,595	4,716,478
4.88%, 02/15/29(a)	4,255	4,379,832
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.95%, 07/03/27	$4,056	$4,118,246
7.00%, 07/15/28	1,800	1,924,005
		79,179,427
Food — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,535	4,921,075
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(b)	2,555	2,678,550
Campbell's Company/The
2.38%, 04/24/30	3,082	2,854,173
4.15%, 03/15/28(a)	6,019	6,035,486
5.20%, 03/19/27	2,570	2,603,402
5.20%, 03/21/29(a)	4,330	4,454,852
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,911,244
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	1,130	1,064,806
Conagra Brands, Inc.
1.38%, 11/01/27	5,412	5,178,945
4.85%, 11/01/28(a)	7,170	7,271,450
5.00%, 08/01/30(a)	3,775	3,852,670
7.00%, 10/01/28	2,420	2,588,187
8.25%, 09/15/30	1,940	2,231,333
General Mills, Inc.
2.88%, 04/15/30(a)	2,980	2,833,319
4.20%, 04/17/28	9,566	9,599,760
4.88%, 01/30/30(a)	5,365	5,503,981
5.50%, 10/17/28(a)	2,932	3,041,607
Hershey Co.(The)
1.70%, 06/01/30	2,570	2,348,523
2.45%, 11/15/29	3,085	2,933,500
4.25%, 05/04/28	2,415	2,439,543
4.55%, 02/24/28	2,810	2,856,071
4.75%, 02/24/30(a)	3,125	3,227,386
Hormel Foods Corp.
1.70%, 06/03/28	4,447	4,248,066
1.80%, 06/11/30	6,010	5,484,079
4.80%, 03/30/27	2,445	2,470,449
Ingredion, Inc., 2.90%, 06/01/30	3,970	3,791,273
J M Smucker Co.(The)
2.38%, 03/15/30	2,065	1,933,119
3.38%, 12/15/27	2,788	2,764,313
5.90%, 11/15/28	4,492	4,709,734
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29	4,255	4,133,287
Kellanova
2.10%, 06/01/30(a)	3,715	3,442,480
3.40%, 11/15/27	2,790	2,774,603
4.30%, 05/15/28	3,680	3,716,946
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,765	4,692,080
3.88%, 05/15/27	7,197	7,184,068
4.63%, 01/30/29	2,175	2,210,140
Kroger Co.(The)
1.70%, 01/15/31(a)	2,990	2,662,531
2.20%, 05/01/30(a)	3,505	3,263,445
3.70%, 08/01/27	3,119	3,113,980
4.50%, 01/15/29(a)	3,915	3,981,944
8.00%, 09/15/29(a)	400	449,836
Series B, 7.70%, 06/01/29	2,860	3,167,725
Mars, Inc.
3.20%, 04/01/30(a)(b)	4,340	4,214,949
4.45%, 03/01/27(b)	10,560	10,646,347
Security	Par (000)	Value
Food (continued)
4.55%, 04/20/28(a)(b)	$6,248	$6,333,723
4.60%, 03/01/28(b)	19,290	19,569,821
4.80%, 03/01/30(a)(b)	26,295	27,031,119
McCormick & Co., Inc./MD
1.85%, 02/15/31(a)	1,650	1,474,903
2.50%, 04/15/30(a)	3,485	3,271,332
3.40%, 08/15/27	4,238	4,217,871
4.15%, 02/15/29	1,725	1,736,555
Mondelez International, Inc.
1.50%, 02/04/31	90	79,308
2.63%, 03/17/27	3,915	3,867,719
2.75%, 04/13/30	4,545	4,311,134
4.13%, 05/07/28	3,668	3,681,818
4.25%, 05/06/28	3,175	3,199,034
4.50%, 05/06/30	3,845	3,902,530
4.75%, 02/20/29	3,705	3,793,910
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	4,555	4,672,473
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	5,608	5,391,031
1.25%, 09/15/30(a)(b)	6,750	6,030,831
1.50%, 09/14/28(a)(b)	5,255	4,985,955
3.63%, 09/24/28(a)(b)	7,150	7,143,481
4.13%, 10/01/27(a)(b)	1,315	1,324,908
4.25%, 10/01/29(a)(b)	2,830	2,872,947
4.95%, 03/14/30(a)(b)	3,645	3,785,950
5.00%, 03/14/28(a)(b)	5,533	5,673,184
5.00%, 09/12/28(b)	3,377	3,477,925
5.00%, 09/12/30(b)	335	352,209
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)(b)	2,485	2,509,716
Smithfield Foods, Inc.
3.00%, 10/15/30(b)	3,710	3,456,850
5.20%, 04/01/29(a)(b)	1,340	1,369,364
Sysco Corp.
2.40%, 02/15/30(a)	3,225	3,033,263
3.25%, 07/15/27	3,963	3,932,013
5.10%, 09/23/30	4,430	4,598,778
5.75%, 01/17/29	2,945	3,089,112
5.95%, 04/01/30(a)	4,840	5,152,039
Tyson Foods, Inc.
3.55%, 06/02/27	6,897	6,864,896
4.35%, 03/01/29	6,310	6,369,719
5.40%, 03/15/29	3,905	4,050,722
		347,093,400
Food Service — 0.0%
Sodexo, Inc., 5.15%, 08/15/30(b)	3,925	4,057,178
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,770	2,745,234
4.20%, 01/29/30(a)(b)	3,245	3,094,614
4.25%, 04/30/29(b)	2,807	2,718,166
Georgia-Pacific LLC
2.10%, 04/30/27(a)(b)	3,255	3,190,775
2.30%, 04/30/30(b)	5,420	5,058,182
4.40%, 06/30/28(b)	3,335	3,375,553
7.25%, 06/01/28	1,920	2,057,077
7.75%, 11/15/29(a)	4,255	4,804,907
Inversiones CMPC SA
3.85%, 01/13/30(b)	2,735	2,604,456
4.38%, 04/04/27(b)	2,663	2,662,879

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano Austria GmbH
2.50%, 09/15/28(a)	$2,510	$2,402,249
3.75%, 01/15/31	7,425	7,063,304
5.00%, 01/15/30	6,855	6,910,724
6.00%, 01/15/29	9,751	10,102,485
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,120	1,182,609
		59,973,214
Gas — 0.6%
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	5	5,014
Atmos Energy Corp.
1.50%, 01/15/31	595	529,953
2.63%, 09/15/29(a)	4,395	4,221,038
3.00%, 06/15/27	2,276	2,257,220
Boston Gas Co.
3.00%, 08/01/29(b)	2,945	2,843,408
3.15%, 08/01/27(b)	2,705	2,673,979
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	3,615	3,592,486
4.63%, 08/05/27(b)	2,140	2,155,275
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,390	3,057,098
4.00%, 04/01/28	2,320	2,324,366
5.25%, 03/01/28(a)	6,055	6,217,845
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	3,700	3,380,855
ENN Energy Holdings Ltd.
2.63%, 09/17/30(a)(b)	815	763,379
4.63%, 05/17/27(a)(b)	2,685	2,700,431
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(b)	2,410	2,379,200
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	1,995	1,936,269
National Fuel Gas Co.
3.95%, 09/15/27	1,713	1,710,134
4.75%, 09/01/28	1,715	1,740,209
5.50%, 03/15/30	3,990	4,152,198
NiSource, Inc.
1.70%, 02/15/31	4,595	4,073,489
2.95%, 09/01/29	4,484	4,329,917
3.49%, 05/15/27	4,731	4,705,745
3.60%, 05/01/30	6,580	6,454,515
5.20%, 07/01/29	5,021	5,199,316
5.25%, 03/30/28(a)	7,690	7,884,919
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)(c)	2,535	2,648,644
ONE Gas, Inc.
2.00%, 05/15/30	2,225	2,056,573
5.10%, 04/01/29(a)	4,450	4,600,991
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	4,665	4,601,769
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	2,970	2,791,948
Snam SpA, 5.00%, 05/28/30(b)	4,505	4,634,784
Southern California Gas Co.
2.95%, 04/15/27	3,730	3,694,988
Series XX, 2.55%, 02/01/30(a)	4,575	4,343,059
Southern Co. Gas Capital Corp.
Series 2020-A, 1.75%, 01/15/31(a)	2,315	2,069,772
Series A, 4.05%, 09/15/28(a)	3,435	3,445,025
Southwest Gas Corp.
2.20%, 06/15/30	2,970	2,745,364
3.70%, 04/01/28(a)	1,389	1,382,425
5.45%, 03/23/28	2,362	2,427,361
Security	Par (000)	Value
Gas (continued)
5.80%, 12/01/27	$1,365	$1,404,844
		124,135,805
Hand & Machine Tools — 0.1%
Kennametal, Inc., 4.63%, 06/15/28	1,735	1,755,795
Snap-on, Inc., 3.25%, 03/01/27(a)	1,318	1,311,010
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,610	4,275,040
4.25%, 11/15/28(a)	2,805	2,820,553
6.00%, 03/06/28	2,638	2,738,088
		12,900,486
Health Care - Products — 1.1%
180 Medical, Inc., 3.88%, 10/15/29(a)(b)	1,890	1,851,151
Abbott Laboratories
1.15%, 01/30/28(a)	3,615	3,456,263
1.40%, 06/30/30(a)	4,500	4,062,095
3.70%, 03/09/29	14,250	14,249,169
4.00%, 03/15/31	16,250	16,237,138
Agilent Technologies, Inc.
2.10%, 06/04/30	3,325	3,061,731
2.75%, 09/15/29	4,080	3,910,072
4.20%, 09/09/27	3,145	3,158,974
Alcon Finance Corp.
2.60%, 05/27/30(b)	4,980	4,691,099
3.00%, 09/23/29(b)	6,845	6,618,077
Baxter International, Inc.
2.27%, 12/01/28(a)	7,175	6,784,062
3.95%, 04/01/30(a)	3,420	3,345,781
4.45%, 02/15/29	2,005	2,013,692
4.90%, 12/15/30	4,200	4,226,628
Boston Scientific Corp.
2.65%, 06/01/30	8,480	8,023,828
4.00%, 03/01/28	1,555	1,561,412
4.00%, 03/01/29	2,015	2,022,389
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	4,845	4,544,831
DH Europe Finance II SARL, 2.60%, 11/15/29	5,355	5,109,641
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,690	3,713,676
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	3,825	3,845,094
4.80%, 08/14/29	7,330	7,516,846
4.80%, 01/15/31	3,525	3,612,333
5.65%, 11/15/27(a)	9,565	9,827,721
5.86%, 03/15/30(a)	6,815	7,242,380
Medline Borrower LP, 3.88%, 04/01/29(b)	10,535	10,361,293
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)	485	500,506
Medtronic Global Holdings SCA, 4.25%, 03/30/28	6,143	6,203,049
Revvity, Inc.
1.90%, 09/15/28	3,015	2,855,792
3.30%, 09/15/29(a)	5,480	5,317,201
Smith & Nephew PLC
2.03%, 10/14/30(a)	5,905	5,357,415
5.15%, 03/20/27	1,585	1,603,350
Solventum Corp., 5.40%, 03/01/29(a)	5,277	5,472,274
Stryker Corp.
1.95%, 06/15/30	6,240	5,732,196
3.65%, 03/07/28(a)	3,793	3,782,320
4.25%, 09/11/29	4,775	4,833,386
4.70%, 02/10/28(a)	4,555	4,623,214
4.85%, 12/08/28(a)	4,030	4,139,821
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.85%, 02/10/30(a)	$5,155	$5,314,826
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28(a)	3,875	3,682,517
2.60%, 10/01/29	5,985	5,732,878
4.22%, 02/12/31	6,545	6,598,717
4.80%, 11/21/27(a)	2,749	2,796,527
4.98%, 08/10/30	3,222	3,352,279
5.00%, 01/31/29(a)	6,310	6,518,372
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30(a)	2,125	2,076,862
5.05%, 02/19/30(a)	3,275	3,388,729
5.35%, 12/01/28	2,975	3,082,764
		238,012,371
Health Care - Services — 2.1%
Adventist Health System/West
2.95%, 03/01/29(a)	1,715	1,654,535
Series 2025, 4.74%, 12/01/30	2,195	2,220,751
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	2,540	2,542,440
Ascension Health
Series 2025, 4.08%, 11/15/28	1,090	1,099,168
Series 2025, 4.29%, 11/15/30	4,135	4,178,831
Series B, 2.53%, 11/15/29	2,060	1,964,133
Banner Health
1.90%, 01/01/31(a)	400	363,535
2.34%, 01/01/30	210	197,946
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	895	811,462
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	230	224,940
Series 2018, 4.30%, 07/01/28(a)	435	438,351
Centene Corp.
2.45%, 07/15/28	12,872	12,130,080
3.00%, 10/15/30	12,000	10,807,283
3.38%, 02/15/30	11,440	10,608,243
4.25%, 12/15/27(a)	13,383	13,301,959
4.63%, 12/15/29(a)	18,955	18,495,650
CHRISTUS Health, Series C, 4.34%, 07/01/28	595	598,075
Cigna Group(The)
2.40%, 03/15/30	8,900	8,372,648
3.05%, 10/15/27	2,396	2,369,904
3.40%, 03/01/27	7,214	7,187,165
4.38%, 10/15/28(a)	21,587	21,810,925
4.50%, 09/15/30	6,390	6,477,050
5.00%, 05/15/29(a)	6,541	6,740,188
CommonSpirit Health
2.78%, 10/01/30	3,000	2,817,679
3.35%, 10/01/29	5,050	4,916,915
4.35%, 09/01/30	4,610	4,630,448
Elevance Health, Inc.
2.25%, 05/15/30	6,155	5,699,989
2.88%, 09/15/29	5,124	4,927,303
3.65%, 12/01/27(a)	8,690	8,656,032
4.00%, 09/15/28(a)	3,730	3,736,338
4.10%, 03/01/28(a)	7,245	7,265,791
4.75%, 02/15/30(a)	4,635	4,745,414
5.15%, 06/15/29	4,015	4,152,109
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 06/15/29(a)(b)	2,641	2,604,202
HCA, Inc.
3.13%, 03/15/27	5,064	5,021,908
Security	Par (000)	Value
Health Care - Services (continued)
3.38%, 03/15/29	$3,263	$3,205,938
3.50%, 09/01/30	15,735	15,243,514
4.13%, 06/15/29	12,354	12,366,119
4.30%, 11/15/30	3,180	3,186,096
5.00%, 03/01/28(a)	4,085	4,169,600
5.20%, 06/01/28(a)	6,127	6,280,430
5.25%, 03/01/30	5,065	5,256,826
5.63%, 09/01/28(a)	8,912	9,193,311
5.88%, 02/01/29	6,060	6,316,231
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	4,825	4,438,436
5.20%, 06/15/29(b)	4,810	4,946,551
Humana, Inc.
3.13%, 08/15/29	2,805	2,700,805
3.70%, 03/23/29	3,930	3,864,176
3.95%, 03/15/27	2,254	2,251,436
4.88%, 04/01/30(a)	3,185	3,229,759
5.75%, 03/01/28	3,080	3,164,138
5.75%, 12/01/28(a)	2,625	2,720,780
ICON Investments Six DAC
5.81%, 05/08/27	3,560	3,591,826
5.85%, 05/08/29	5,195	5,319,326
IQVIA, Inc.
5.70%, 05/15/28	4,655	4,793,719
6.25%, 02/01/29(a)	7,175	7,541,162
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	2,920	2,903,716
Laboratory Corp. of America Holdings
2.95%, 12/01/29	4,135	3,978,158
3.60%, 09/01/27(a)	3,156	3,143,998
4.35%, 04/01/30	4,205	4,239,732
PeaceHealth Obligated Group, 4.34%, 11/15/28(a)	515	518,607
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	970	918,280
Quest Diagnostics, Inc.
2.95%, 06/30/30(a)	4,600	4,386,198
4.20%, 06/30/29	3,505	3,530,700
4.60%, 12/15/27	1,873	1,895,986
4.63%, 12/15/29	3,970	4,059,476
Roche Holdings, Inc.
1.93%, 12/13/28(a)(b)	12,170	11,623,822
2.31%, 03/10/27(a)(b)	5,707	5,632,116
3.63%, 09/17/28(b)	1,530	1,529,211
4.08%, 12/02/30(a)(b)	3,415	3,435,237
4.20%, 09/09/29(a)(b)	5,140	5,205,968
4.79%, 03/08/29(a)(b)	5,315	5,468,804
5.34%, 11/13/28(b)	8,740	9,099,536
5.49%, 11/13/30(b)	7,610	8,097,671
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	960	957,565
SSM Health Care Corp.
4.89%, 06/01/28	265	269,744
Series A, 3.82%, 06/01/27(a)	2,495	2,494,588
Stanford Health Care, Series 2020, 3.31%, 08/15/30	260	253,166
UnitedHealth Group, Inc.
3.70%, 05/15/27	2,575	2,571,639
2.00%, 05/15/30	8,100	7,470,826
2.88%, 08/15/29	6,324	6,110,473

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
2.95%, 10/15/27	$5,283	$5,222,373
3.38%, 04/15/27	3,213	3,197,376
3.85%, 06/15/28(a)	7,091	7,096,778
3.88%, 12/15/28	4,209	4,212,260
4.00%, 05/15/29	5,718	5,738,353
4.25%, 01/15/29	7,627	7,709,455
4.40%, 06/15/28	2,105	2,131,263
4.60%, 04/15/27	2,555	2,574,997
4.65%, 01/15/31(a)	3,725	3,807,474
4.70%, 04/15/29	1,951	1,997,346
4.80%, 01/15/30(a)	7,617	7,835,028
5.25%, 02/15/28(a)	6,835	7,015,041
5.30%, 02/15/30(a)	7,565	7,913,897
Universal Health Services, Inc.
2.65%, 10/15/30	4,675	4,303,146
4.63%, 10/15/29	3,205	3,240,632
		481,340,205
Holding Companies - Diversified — 1.5%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	3,000	2,970,159
Antares Holdings LP
3.75%, 07/15/27(a)(b)	3,500	3,419,068
6.35%, 10/23/29(b)	2,870	2,933,992
6.50%, 02/08/29(a)(b)	2,850	2,917,201
7.95%, 08/11/28(b)	350	370,195
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	2,235	2,226,070
5.70%, 01/23/31(a)(b)	3,945	3,913,457
5.88%, 08/30/30	3,690	3,716,360
6.90%, 04/13/29(a)	6,790	7,059,063
Ares Capital Corp.
2.88%, 06/15/27(a)	2,126	2,086,729
2.88%, 06/15/28	6,791	6,476,868
5.10%, 01/15/31	3,045	2,971,682
5.50%, 09/01/30(a)	4,790	4,742,519
5.88%, 03/01/29	6,115	6,228,057
5.95%, 07/15/29(a)	6,455	6,602,120
Ares Strategic Income Fund
4.85%, 01/15/29(b)	3,385	3,332,091
5.15%, 01/15/31(b)	2,000	1,937,435
5.45%, 09/09/28(a)(b)	3,610	3,609,804
5.55%, 04/15/31(a)(b)	1,375	1,350,227
5.60%, 02/15/30	4,692	4,637,386
5.70%, 03/15/28	5,725	5,770,002
5.80%, 09/09/30(b)	3,435	3,411,591
6.35%, 08/15/29	3,990	4,070,284
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	2,005	1,995,905
5.95%, 03/01/31	825	804,012
Barings BDC, Inc.
5.20%, 09/15/28(a)	1,965	1,945,909
7.00%, 02/15/29(a)	1,800	1,849,129
Barings Private Credit Corp., 6.15%, 06/11/30(a)(b)	2,485	2,466,658
Blackstone Private Credit Fund
3.25%, 03/15/27	5,180	5,087,210
4.00%, 01/15/29	3,675	3,527,228
4.95%, 09/26/27	2,085	2,084,338
5.05%, 09/10/30	3,480	3,362,964
5.25%, 04/01/30	3,435	3,362,458
5.35%, 03/12/31(a)	1,425	1,380,818
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.60%, 11/22/29(a)	$3,260	$3,238,183
5.95%, 07/16/29	4,555	4,589,842
6.25%, 01/25/31	1,025	1,031,262
7.30%, 11/27/28	3,525	3,686,094
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,149	2,093,908
2.85%, 09/30/28	3,727	3,491,105
5.13%, 01/31/31	2,500	2,423,266
5.25%, 09/04/29	1,700	1,687,112
5.30%, 06/30/30(a)	3,445	3,385,049
5.35%, 04/13/28	4,000	4,014,926
5.88%, 11/15/27	2,460	2,501,731
Blue Owl Capital Corp.
2.88%, 06/11/28	4,980	4,648,239
3.13%, 04/13/27	1,584	1,539,964
5.95%, 03/15/29(a)	5,730	5,700,581
6.20%, 07/15/30(a)	2,835	2,821,395
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)	6,355	6,217,691
5.90%, 05/23/28(b)	105	104,316
6.60%, 09/15/29	5,005	5,052,246
7.75%, 09/16/27	3,435	3,502,415
7.75%, 01/15/29	3,420	3,547,161
7.95%, 06/13/28	5,995	6,214,346
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	3,925	3,902,646
6.13%, 01/23/31(a)	2,110	2,015,507
6.75%, 04/04/29(a)	4,800	4,781,080
Capital Southwest Corp., 5.95%, 09/18/30(a)	2,385	2,373,016
Carlyle Secured Lending, Inc., 6.75%, 02/18/30(a)	1,900	1,926,380
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	2,785	2,758,078
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	3,484	3,468,691
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	1,780	1,708,160
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	4,408	4,365,445
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	2,815	2,726,879
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)(b)	1,730	1,682,167
7.20%, 06/15/29(a)	2,295	2,357,227
FS KKR Capital Corp.
3.13%, 10/12/28(a)	4,320	3,932,948
3.25%, 07/15/27(a)	2,882	2,767,053
6.13%, 01/15/30(a)	4,050	3,890,250
6.13%, 01/15/31(a)	2,000	1,894,407
6.88%, 08/15/29(a)	3,410	3,372,582
7.88%, 01/15/29	2,220	2,262,356
Goldman Sachs BDC, Inc.
5.10%, 01/28/29(a)	1,680	1,657,511
5.65%, 09/09/30(a)	2,880	2,813,928
6.38%, 03/11/27	1,615	1,643,810
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(b)	1,425	1,415,818
5.38%, 01/31/29(b)	2,485	2,473,376
5.88%, 05/06/28(a)(b)	2,175	2,199,752
5.88%, 01/31/31(a)(b)	5,505	5,406,394
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.25%, 05/06/30(b)	$3,995	$4,000,225
Golub Capital BDC, Inc.
2.05%, 02/15/27(a)	1,251	1,216,127
6.00%, 07/15/29	4,915	4,935,161
7.05%, 12/05/28	4,125	4,293,165
Golub Capital Private Credit Fund
5.45%, 08/15/28	3,365	3,363,856
5.60%, 04/15/31(b)	1,170	1,139,795
5.80%, 09/12/29	3,375	3,398,973
5.88%, 05/01/30	3,005	3,001,912
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	3,235	3,357,851
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	2,075	1,946,653
8.00%, 06/15/27(a)(b)	5,310	5,523,027
Main Street Capital Corp.
5.40%, 08/15/28(a)	2,125	2,132,327
6.50%, 06/04/27	1,780	1,809,704
6.95%, 03/01/29(a)	2,005	2,088,660
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	1,529	1,526,237
6.00%, 05/19/30(a)	2,760	2,769,517
6.15%, 05/17/29(a)	2,220	2,267,942
MSD Investment Corp.
6.13%, 02/05/31(b)	875	864,461
6.25%, 05/31/30(b)	2,830	2,829,393
New Mountain Finance Corp.
6.20%, 10/15/27(a)	1,605	1,614,010
6.88%, 02/01/29(a)	1,935	1,957,099
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	1,740	1,724,931
5.75%, 02/01/30(a)	2,800	2,770,553
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	1,950	1,997,319
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	1,800	1,772,777
7.10%, 02/15/29(a)	1,870	1,894,949
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)(b)	2,440	2,422,497
6.50%, 07/23/29(a)	2,265	2,320,514
8.40%, 11/14/28(a)	2,095	2,251,346
Sixth Street Lending Partners
5.75%, 01/15/30(a)	3,580	3,594,576
6.13%, 07/15/30	5,125	5,188,873
6.50%, 03/11/29	3,815	3,939,499
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	2,410	2,394,722
6.13%, 03/01/29(a)	1,960	1,988,353
6.95%, 08/14/28	2,013	2,081,948
		348,284,234
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	1,850	1,780,761
4.85%, 10/15/30(a)	3,015	3,111,577
Lennar Corp.
4.75%, 11/29/27	2,828	2,853,450
5.00%, 06/15/27(a)	1,366	1,375,952
5.20%, 07/30/30	4,650	4,815,731
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	2,390	2,364,794
5.13%, 06/06/27(a)	930	936,136
Security	Par (000)	Value
Home Builders (continued)
NVR, Inc., 3.00%, 05/15/30(a)	$5,650	$5,406,659
Sekisui House U.S., Inc., 3.85%, 01/15/30(a)	1,700	1,656,477
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	2,995	2,963,592
4.35%, 02/15/28(a)	1,168	1,175,676
4.88%, 03/15/27	940	945,388
		29,386,193
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	2,600	2,568,209
4.40%, 03/15/29	3,345	3,331,340
LG Electronics, Inc.
5.63%, 04/24/27(a)(b)	945	961,872
5.63%, 04/24/29(b)	500	521,240
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	10	9,737
		7,392,398
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	2,285	2,154,515
4.88%, 12/06/28	3,137	3,198,305
Church & Dwight Co., Inc., 3.15%, 08/01/27	2,210	2,190,273
Clorox Co.(The)
1.80%, 05/15/30(a)	3,250	2,958,600
3.10%, 10/01/27	1,940	1,918,370
3.90%, 05/15/28(a)	3,234	3,235,614
4.40%, 05/01/29	3,570	3,616,255
Kimberly-Clark Corp.
1.05%, 09/15/27	3,197	3,075,849
3.10%, 03/26/30	6,010	5,823,124
3.20%, 04/25/29	4,505	4,430,666
3.95%, 11/01/28	2,939	2,954,954
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	13,266	13,135,177
		48,691,702
Insurance — 4.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	620	742,669
AEGON Funding Co. LLC, 5.50%, 04/16/27(b)	3,490	3,538,699
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	4,220	4,278,970
Aflac, Inc., 3.60%, 04/01/30	7,325	7,214,532
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	5,735	5,636,957
3.60%, 04/09/29(a)(b)	6,414	6,379,370
3.90%, 04/06/28(b)	2,105	2,111,637
5.63%, 10/25/27(b)	4,310	4,434,017
Alleghany Corp., 3.63%, 05/15/30	4,175	4,119,773
Allstate Corp.(The)
1.45%, 12/15/30(a)	2,210	1,949,366
5.05%, 06/24/29	4,130	4,264,134
American Financial Group, Inc./OH, 5.25%, 04/02/30(a)	1,820	1,899,514
American International Group, Inc.
3.40%, 06/30/30	2,295	2,233,697
4.85%, 05/07/30	3,785	3,883,471
Series A-9, 5.75%, 04/01/48(a)(c)	1,255	1,273,195
American National Global Funding
4.63%, 12/15/28(a)(b)	2,975	2,982,364
4.88%, 01/23/31(a)(b)	3,370	3,368,472
5.25%, 06/03/30(a)(b)	3,105	3,155,986
5.55%, 01/28/30(a)(b)	2,890	2,961,950

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American National Group, Inc.
5.00%, 06/15/27	$2,089	$2,101,235
5.75%, 10/01/29	4,640	4,721,388
Aon Corp.
2.80%, 05/15/30	6,400	6,064,645
3.75%, 05/02/29	5,439	5,391,674
4.50%, 12/15/28(a)	1,460	1,480,634
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	2,820	2,780,515
Aon North America, Inc.
5.13%, 03/01/27	2,185	2,207,359
5.15%, 03/01/29	6,130	6,320,815
Arthur J Gallagher & Co.
4.60%, 12/15/27	2,975	3,008,407
4.85%, 12/15/29	5,127	5,252,716
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	2,145	2,249,698
Assurant, Inc.
3.70%, 02/22/30(a)	2,650	2,586,893
4.90%, 03/27/28	1,155	1,169,522
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	1,710	1,789,914
Athene Global Funding
1.99%, 08/19/28(b)	3,615	3,418,164
2.45%, 08/20/27(a)(b)	2,199	2,144,705
2.50%, 03/24/28(b)	3,035	2,924,997
2.55%, 11/19/30(b)	4,135	3,731,597
2.72%, 01/07/29(a)(b)	1,975	1,875,297
4.72%, 10/08/29(b)	4,055	4,057,154
4.83%, 05/09/28(b)	4,280	4,324,083
5.03%, 07/17/30(b)	5,520	5,551,465
5.35%, 07/09/27(b)	2,565	2,603,999
5.38%, 01/07/30(b)	4,490	4,557,812
5.52%, 03/25/27(b)	5,555	5,636,780
5.58%, 01/09/29(b)	6,920	7,073,941
Athene Holding Ltd.
3.50%, 01/15/31	2,665	2,515,226
4.13%, 01/12/28	4,685	4,669,020
6.15%, 04/03/30(a)	3,275	3,431,495
AXA SA, 8.60%, 12/15/30	2,800	3,292,150
Axis Specialty Finance LLC
3.90%, 07/15/29(a)	1,490	1,482,403
4.90%, 01/15/40, (5-year CMT + 3.19%)(c)	2,950	2,904,946
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,472	1,467,889
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	3,415	3,080,213
1.85%, 03/12/30(a)	4,445	4,125,641
2.30%, 03/15/27	2,054	2,025,785
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	1,645	1,546,935
5.55%, 04/09/27(b)	4,625	4,675,891
5.65%, 06/10/29(a)(b)	2,550	2,602,955
Brighthouse Financial, Inc.
3.70%, 06/22/27	3,886	3,837,687
5.63%, 05/15/30(a)	3,600	3,634,864
Brown & Brown, Inc.
4.50%, 03/15/29	1,965	1,973,803
4.70%, 06/23/28	2,950	2,977,897
4.90%, 06/23/30	5,365	5,453,860
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	7,705	6,871,839
Security	Par (000)	Value
Insurance (continued)
4.65%, 08/15/29	$5,025	$5,157,744
Cincinnati Financial Corp., 6.92%, 05/15/28	1,430	1,517,863
CNA Financial Corp.
2.05%, 08/15/30(a)	3,415	3,108,255
3.45%, 08/15/27	2,191	2,173,760
3.90%, 05/01/29	4,005	3,976,918
CNO Financial Group, Inc., 5.25%, 05/30/29(a)	2,795	2,837,687
CNO Global Funding
2.65%, 01/06/29(a)(b)	2,005	1,917,417
4.38%, 09/08/28(b)	1,645	1,647,459
4.70%, 12/11/30(b)	3,220	3,226,572
4.88%, 12/10/27(b)	2,165	2,185,865
4.95%, 09/09/29(a)(b)	3,080	3,135,197
5.88%, 06/04/27(b)	3,055	3,114,507
Constellation Global Funding, 4.85%, 10/22/30(b)	1,770	1,767,473
Constellation Insurance, Inc., 6.80%, 01/24/30(a)(b)	2,200	2,239,679
Corebridge Financial, Inc.
3.65%, 04/05/27(a)	6,849	6,813,055
3.85%, 04/05/29	6,830	6,751,856
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)(c)	5,699	5,823,119
Corebridge Global Funding
4.25%, 08/21/28(b)	2,535	2,542,846
4.45%, 10/02/30(b)	3,205	3,212,924
4.55%, 01/09/31(a)(b)	2,675	2,683,318
4.65%, 08/20/27(b)	5,470	5,521,147
4.85%, 06/06/30(b)	6,190	6,306,670
4.90%, 01/07/28(a)(b)	2,365	2,405,142
4.90%, 12/03/29(b)	4,492	4,591,199
5.20%, 01/12/29(a)(b)	2,825	2,908,270
5.20%, 06/24/29(a)(b)	3,335	3,426,107
5.90%, 09/19/28(b)	3,040	3,172,892
Empower Finance 2020 LP, 1.36%, 09/17/27(a)(b)	1,580	1,519,535
Enstar Group Ltd., 4.95%, 06/01/29	3,805	3,857,107
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	3,031	2,921,693
1.75%, 11/15/30(b)	1,670	1,474,636
1.80%, 03/08/28(b)	4,670	4,462,933
4.60%, 04/01/27(a)(b)	160	161,150
4.88%, 11/19/27(b)	4,220	4,285,696
5.00%, 03/27/30(b)	5,270	5,398,145
5.45%, 03/03/28(a)(b)	2,352	2,411,105
Equitable Holdings, Inc.
4.35%, 04/20/28	6,733	6,766,829
4.57%, 02/15/29(b)	2,095	2,102,697
7.00%, 04/01/28(a)	730	766,788
Essent Group Ltd., 6.25%, 07/01/29	3,400	3,577,872
F&G Annuities & Life, Inc.
6.50%, 06/04/29	4,200	4,323,257
7.40%, 01/13/28(a)	2,405	2,495,382
F&G Global Funding
2.00%, 09/20/28(a)(b)	2,810	2,639,127
2.30%, 04/11/27(b)	1,970	1,929,224
4.50%, 01/09/29(b)	4,835	4,796,517
4.65%, 09/08/28(b)	2,285	2,277,968
5.88%, 06/10/27(b)	3,270	3,320,888
5.88%, 01/16/30(a)(b)	2,082	2,144,857
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30(a)	3,600	3,641,763
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.85%, 04/17/28	$3,085	$3,130,718
Farmers Exchange Capital, 7.05%, 07/15/28(b)	930	972,656
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	1,800	1,797,083
Fidelity National Financial, Inc.
3.40%, 06/15/30(a)	3,760	3,577,725
4.50%, 08/15/28	2,345	2,362,305
First American Financial Corp., 4.00%, 05/15/30(a)	2,590	2,517,242
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	8,795	8,341,812
Fortitude Global Funding, 4.63%, 10/06/28(b)	2,310	2,317,482
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	5,705	5,925,540
FWD Group Holdings Ltd., 5.25%, 09/22/30(b)	3,015	3,060,587
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	1,420	1,340,919
4.40%, 09/23/27(b)	3,280	3,290,561
4.50%, 09/18/30(b)	3,570	3,512,498
5.40%, 01/13/30(b)	3,185	3,263,636
5.50%, 01/08/29(a)(b)	4,130	4,233,475
Global Atlantic Fin Co., 4.40%, 10/15/29(a)(b)	3,300	3,247,805
Globe Life, Inc.
2.15%, 08/15/30	2,840	2,590,665
4.55%, 09/15/28	2,770	2,792,654
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	1,300	1,298,590
Guardian Life Global Funding
1.25%, 11/19/27(b)	2,793	2,675,395
1.40%, 07/06/27(b)	1,950	1,888,161
1.63%, 09/16/28(a)(b)	1,215	1,145,249
3.25%, 03/29/27(a)(b)	1,750	1,740,385
4.07%, 09/05/28(b)	1,810	1,817,156
4.18%, 09/26/29(a)(b)	3,210	3,225,801
4.33%, 10/06/30(b)	3,995	4,024,559
4.40%, 12/11/30(a)(b)	3,775	3,813,504
4.80%, 04/28/30(b)	5,320	5,456,683
5.55%, 10/28/27(a)(b)	2,332	2,395,809
5.74%, 10/02/28(a)(b)	2,730	2,853,779
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	2,000	1,847,955
2.80%, 08/19/29	3,155	3,035,506
Horace Mann Educators Corp.
4.70%, 10/01/30	1,900	1,907,373
7.25%, 09/15/28(a)	1,250	1,339,364
Jackson Financial, Inc., 5.17%, 06/08/27(a)	631	638,674
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	325	311,538
4.55%, 09/09/30(b)	2,780	2,782,016
4.60%, 10/01/29(b)	5,090	5,107,251
4.70%, 06/05/28(b)	1,875	1,892,116
5.25%, 04/12/28(b)	2,277	2,322,238
5.35%, 01/13/30(b)	3,105	3,199,778
5.55%, 07/02/27(b)	325	330,877
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,600	5,780,955
Kemper Corp., 2.40%, 09/30/30(a)	2,550	2,242,875
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(b)(c)	2,020	2,056,037
Liberty Mutual Group, Inc., 4.57%, 02/01/29(b)	5,185	5,218,495
Security	Par (000)	Value
Insurance (continued)
Lincoln Financial Global Funding
4.20%, 01/12/29(a)(b)	$2,150	$2,144,178
4.63%, 05/28/28(b)	3,560	3,580,676
4.63%, 08/18/30(a)(b)	1,990	1,996,840
5.30%, 01/13/30(b)	3,670	3,770,523
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	4,790	4,331,547
3.05%, 01/15/30(a)	3,110	2,956,754
3.40%, 01/15/31(a)	1,560	1,467,748
3.80%, 03/01/28(a)	1,490	1,475,999
Loews Corp., 3.20%, 05/15/30	3,635	3,507,517
Manulife Financial Corp., 2.48%, 05/19/27(a)	2,581	2,540,025
Markel Group, Inc.
3.35%, 09/17/29	2,050	1,994,423
3.50%, 11/01/27	1,200	1,188,763
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	4,102	3,763,758
4.38%, 03/15/29	8,042	8,125,661
4.55%, 11/08/27(a)	4,835	4,879,477
4.65%, 03/15/30(a)	7,315	7,460,925
MassMutual Global Funding II
1.55%, 10/09/30(b)	4,230	3,761,823
4.00%, 01/22/29(b)	2,945	2,950,905
4.30%, 10/22/27(a)(b)	2,445	2,467,004
4.45%, 03/27/28(a)(b)	2,658	2,691,242
4.55%, 05/07/30(a)(b)	5,065	5,153,109
4.85%, 01/17/29(a)(b)	3,605	3,698,381
4.95%, 01/10/30(b)	2,815	2,896,283
5.05%, 12/07/27(a)(b)	4,160	4,245,309
5.05%, 06/14/28(a)(b)	3,910	4,012,398
5.10%, 04/09/27(a)(b)	4,850	4,920,462
5.15%, 05/30/29(a)(b)	2,615	2,706,152
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(a)(b)(c)	4,875	4,953,926
Mercury General Corp., 4.40%, 03/15/27	1,349	1,348,126
Met Tower Global Funding
4.00%, 10/01/27(b)	2,748	2,756,747
4.00%, 01/14/29(b)	2,315	2,318,432
4.20%, 09/16/30(a)(b)	3,215	3,217,071
4.80%, 01/14/28(a)(b)	3,080	3,131,256
5.25%, 04/12/29(a)(b)	3,220	3,333,828
MetLife, Inc., 4.55%, 03/23/30(a)	5,790	5,922,607
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	5,460	4,824,150
2.95%, 04/09/30(b)	6,390	6,126,848
3.00%, 09/19/27(b)	3,725	3,680,864
3.05%, 06/17/29(b)	3,060	2,971,161
3.30%, 03/21/29(a)(b)	3,250	3,177,158
3.85%, 04/06/28(b)	70	69,776
4.15%, 08/25/28(a)(b)	2,435	2,453,274
4.30%, 08/25/29(b)	3,260	3,287,556
4.35%, 01/12/31(a)(b)	3,690	3,718,629
4.40%, 06/30/27(a)(b)	2,515	2,536,699
4.85%, 01/08/29(a)(b)	4,465	4,577,066
4.90%, 01/09/30(a)(b)	3,170	3,259,087
5.05%, 06/11/27(a)(b)	3,385	3,438,417
5.05%, 01/06/28(b)	2,655	2,710,638
5.40%, 09/12/28(b)	4,205	4,356,294
MGIC Investment Corp., 5.25%, 08/15/28	2,790	2,786,110

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(c)(e)	$3,190	$3,228,998
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	2,320	2,338,458
4.55%, 01/13/31(b)	2,945	2,961,693
4.75%, 10/15/29(b)	2,630	2,677,483
5.35%, 04/09/27(b)	2,210	2,240,044
5.45%, 12/12/28(b)	2,205	2,278,020
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	3,315	3,408,928
New York Life Global Funding
1.20%, 08/07/30(b)	3,760	3,334,729
3.00%, 01/10/28(a)(b)	3,940	3,888,916
3.25%, 04/07/27(b)	2,567	2,553,933
3.90%, 10/01/27(b)	2,944	2,948,932
4.05%, 02/02/29(a)(b)	1,850	1,860,235
4.15%, 07/25/28(b)	4,690	4,716,975
4.25%, 01/09/31(a)(b)	2,895	2,922,328
4.40%, 12/13/27(a)(b)	705	713,209
4.40%, 04/25/28(a)(b)	3,750	3,789,400
4.60%, 12/05/29(b)	3,780	3,862,418
4.60%, 06/03/30(b)	3,905	3,991,860
4.70%, 01/29/29(b)	3,572	3,643,779
4.85%, 01/09/28(a)(b)	6,125	6,243,818
4.90%, 04/02/27(b)	3,203	3,242,009
4.90%, 06/13/28(b)	4,758	4,862,993
5.00%, 06/06/29(a)(b)	3,705	3,828,749
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(c)	6,430	5,831,521
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(c)	6,790	6,473,666
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(b)(c)	3,975	3,949,779
NLG Global Funding
4.35%, 09/15/30(b)	2,225	2,223,582
5.40%, 01/23/30(b)	3,645	3,778,562
NMI Holdings, Inc., 6.00%, 08/15/29	2,990	3,100,750
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	3,765	3,595,525
3.30%, 04/04/29(a)(b)	1,290	1,264,207
4.11%, 09/12/27(b)	2,578	2,590,672
4.13%, 08/25/28(a)(b)	1,485	1,494,838
4.30%, 01/13/31(b)	3,660	3,679,876
4.35%, 09/15/27(b)	3,990	4,023,406
4.49%, 03/21/28(b)	2,165	2,189,098
4.60%, 06/03/30(a)(b)	2,655	2,704,509
4.71%, 01/10/29(a)(b)	3,215	3,286,953
4.90%, 06/12/28(b)	4,875	4,977,363
4.96%, 01/13/30(b)	3,115	3,205,971
5.07%, 03/25/27(b)	3,325	3,367,673
Pacific Life Global Funding II
1.45%, 01/20/28(a)(b)	2,935	2,806,064
1.60%, 09/21/28(b)	1,025	964,636
4.38%, 02/03/31(a)(b)	2,605	2,635,847
4.45%, 05/01/28(b)	3,240	3,274,478
4.50%, 08/28/29(a)(b)	3,434	3,482,244
4.85%, 02/10/30(b)	2,850	2,917,918
4.90%, 04/04/28(b)	2,998	3,050,608
4.90%, 01/11/29(a)(b)	2,080	2,128,524
5.50%, 07/18/28(b)	2,527	2,614,823
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29	$3,470	$3,416,219
4.50%, 10/01/50, (5-year CMT + 3.82%)(c)	2,150	2,077,974
Pricoa Global Funding I
4.35%, 11/25/30(a)(b)	2,625	2,652,672
4.40%, 08/27/27(b)	3,145	3,174,023
4.70%, 05/28/30(b)	4,230	4,323,043
5.10%, 05/30/28(b)	2,355	2,412,357
Principal Financial Group, Inc.
2.13%, 06/15/30	3,830	3,508,182
3.70%, 05/15/29	2,950	2,919,551
4.11%, 02/15/28(a)(b)	2,510	2,510,177
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,000	1,778,627
1.63%, 11/19/30(a)(b)	2,920	2,584,093
2.50%, 09/16/29(a)(b)	2,005	1,893,708
4.25%, 08/18/28(a)(b)	1,705	1,710,068
4.45%, 01/13/31(a)(b)	4,210	4,242,473
4.60%, 08/19/27(a)(b)	3,194	3,225,641
4.80%, 01/09/28(b)	2,305	2,339,191
4.95%, 11/27/29(a)(b)	3,390	3,471,347
5.10%, 01/25/29(a)(b)	3,835	3,931,977
5.50%, 06/28/28(a)(b)	1,965	2,023,980
Progressive Corp.(The)
2.50%, 03/15/27	234	230,997
3.20%, 03/26/30(a)	3,125	3,034,725
4.00%, 03/01/29(a)	2,580	2,591,476
6.63%, 03/01/29(a)	3,220	3,467,284
Protective Life Corp.
3.40%, 01/15/30(b)	2,660	2,578,492
4.30%, 09/30/28(a)(b)	1,995	2,002,034
4.70%, 01/15/31(b)	3,215	3,246,209
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	4,335	3,872,141
1.90%, 07/06/28(a)(b)	1,725	1,644,137
4.16%, 01/15/29(b)	2,270	2,272,804
4.34%, 09/13/27(a)(b)	1,560	1,571,972
4.71%, 07/06/27(b)	1,120	1,132,424
4.77%, 12/09/29(b)	2,730	2,783,481
4.80%, 06/05/30(a)(b)	5,715	5,824,068
5.22%, 06/12/29(a)(b)	3,030	3,127,867
5.47%, 12/08/28(b)	2,810	2,910,186
5.76%, 07/05/30(a)(b)	695	734,623
Prudential Financial, Inc.
2.10%, 03/10/30(a)	3,065	2,863,476
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)(c)	4,395	4,089,597
3.88%, 03/27/28	2,443	2,444,519
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(c)	6,480	6,383,880
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(c)	5,600	5,639,278
Prudential Funding Asia PLC, 3.13%, 04/14/30	6,699	6,468,727
Reinsurance Group of America, Inc.
3.15%, 06/15/30	3,760	3,589,848
3.90%, 05/15/29	3,890	3,868,210
Reliance Standard Life Global Funding II
4.93%, 09/01/27(b)	335	338,139
5.28%, 11/07/29(b)	1,000	1,023,087
RenaissanceRe Finance, Inc., 3.45%, 07/01/27(a)	965	959,101
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,335	3,278,420
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
RGA Global Funding
2.70%, 01/18/29(a)(b)	$2,575	$2,466,285
4.35%, 08/25/28(b)	2,555	2,567,953
4.60%, 11/25/30(b)	2,600	2,619,831
5.25%, 01/09/30(a)(b)	2,835	2,935,820
5.45%, 05/24/29(a)(b)	4,105	4,261,279
5.50%, 01/11/31(a)(b)	3,565	3,729,094
6.00%, 11/21/28(a)(b)	2,385	2,495,591
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)(b)	2,485	2,475,557
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	1,725	1,744,173
4.95%, 06/12/30(a)(b)	3,745	3,811,406
5.05%, 01/10/28(b)	2,220	2,258,120
5.10%, 12/10/29(b)	2,620	2,687,434
Sammons Financial Group, Inc., 4.45%, 05/12/27(a)(b)	2,205	2,207,986
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	2,045	1,813,166
5.90%, 09/26/28(b)	2,960	2,873,287
SiriusPoint Ltd., 7.00%, 04/05/29	3,035	3,191,617
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)(c)	7,815	7,753,123
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)(c)	3,550	3,586,428
Unum Group, 4.00%, 06/15/29	3,320	3,293,340
Western-Southern Global Funding
4.25%, 01/29/29(b)	1,650	1,657,319
4.50%, 07/16/28(b)	1,970	1,987,078
4.90%, 05/01/30(b)	3,205	3,286,619
Willis North America, Inc.
2.95%, 09/15/29	4,780	4,567,450
4.50%, 09/15/28(a)	3,185	3,204,135
4.55%, 03/15/31	3,770	3,772,681
4.65%, 06/15/27	3,275	3,296,492
		1,071,592,644
Internet — 2.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	115	105,596
3.40%, 12/06/27(a)	13,740	13,643,277
4.88%, 05/26/30(a)	3,610	3,749,842
Alphabet, Inc.
0.80%, 08/15/27	5,465	5,256,347
1.10%, 08/15/30(a)	11,940	10,640,591
3.70%, 02/15/29	12,030	12,041,644
3.88%, 11/15/28	5,775	5,817,079
4.00%, 05/15/30	6,305	6,348,491
4.10%, 11/15/30(a)	15,665	15,807,098
4.10%, 02/15/31	13,115	13,201,339
Amazon.com, Inc.
1.20%, 06/03/27	6,578	6,386,311
1.50%, 06/03/30	12,230	11,086,676
1.65%, 05/12/28	12,135	11,633,134
3.15%, 08/22/27	19,891	19,768,330
3.30%, 04/13/27	10,705	10,668,354
3.45%, 04/13/29	9,198	9,128,461
3.90%, 11/20/28(a)	14,380	14,458,358
4.10%, 11/20/30(a)	16,225	16,344,220
4.55%, 12/01/27	10,971	11,145,655
4.65%, 12/01/29	9,250	9,528,624
AppLovin Corp., 5.13%, 12/01/29	6,900	7,046,608
Security	Par (000)	Value
Internet (continued)
Baidu, Inc.
3.63%, 07/06/27(a)	$3,340	$3,330,775
4.38%, 03/29/28	3,005	3,032,784
4.88%, 11/14/28	200	204,656
Booking Holdings, Inc., 3.55%, 03/15/28(a)	2,540	2,523,725
eBay, Inc.
2.70%, 03/11/30	6,073	5,758,302
3.60%, 06/05/27	4,242	4,227,798
4.25%, 03/06/29	3,755	3,780,205
5.95%, 11/22/27	1,218	1,258,506
Expedia Group, Inc.
3.25%, 02/15/30(a)	8,695	8,343,543
3.80%, 02/15/28(a)	5,127	5,100,571
4.63%, 08/01/27	2,426	2,442,708
JD.com, Inc., 3.38%, 01/14/30(a)	4,200	4,122,250
Kuaishou Technology, 4.13%, 01/22/31(b)	80	80,082
Meituan
3.05%, 10/28/30(b)	7,625	7,194,231
4.50%, 04/02/28(a)(b)	6,344	6,384,836
4.63%, 10/02/29(b)	8,025	8,120,986
MercadoLibre, Inc., 3.13%, 01/14/31(a)	3,100	2,897,208
Meta Platforms, Inc.
3.50%, 08/15/27	14,639	14,625,663
4.20%, 11/15/30	24,775	24,992,884
4.30%, 08/15/29	6,588	6,694,105
4.60%, 05/15/28	9,220	9,403,732
4.80%, 05/15/30	6,140	6,350,706
Netflix, Inc.
4.88%, 04/15/28(a)	10,192	10,425,719
4.88%, 06/15/30(b)	4,285	4,414,901
5.38%, 11/15/29(b)	5,615	5,858,073
5.88%, 11/15/28(a)	11,557	12,157,962
6.38%, 05/15/29	4,869	5,230,903
Prosus NV
3.68%, 01/21/30(b)	6,765	6,549,031
4.85%, 07/06/27(b)	1,101	1,107,518
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	10,375	9,816,397
3.60%, 01/19/28(a)(b)	13,895	13,859,466
3.98%, 04/11/29(a)(b)	15,908	16,017,254
Tencent Music Entertainment Group, 2.00%, 09/03/30	1,880	1,729,296
Uber Technologies, Inc.
4.15%, 01/15/31	4,845	4,826,027
4.30%, 01/15/30	7,852	7,895,861
4.50%, 08/15/29(a)(b)	10,073	10,080,998
VeriSign, Inc., 4.75%, 07/15/27	3,507	3,509,271
Weibo Corp., 3.38%, 07/08/30(a)	5,625	5,390,859
		463,545,827
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,525	3,545,151
6.55%, 11/29/27	6,795	7,065,835
Nucor Corp.
2.70%, 06/01/30(a)	3,295	3,125,819
3.95%, 05/01/28	3,235	3,246,051
4.30%, 05/23/27(a)	2,290	2,304,102
4.65%, 06/01/30(a)	3,285	3,361,446
POSCO
4.50%, 08/04/27(a)(b)	832	838,144
4.50%, 01/16/31(b)	2,275	2,299,380

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
5.75%, 01/17/28(a)(b)	$5,642	$5,813,531
POSCO Holdings, Inc., 5.13%, 05/07/30(a)(b)	2,295	2,381,355
Reliance, Inc., 2.15%, 08/15/30(a)	3,300	3,020,513
Steel Dynamics, Inc.
1.65%, 10/15/27	1,962	1,893,420
3.25%, 01/15/31(a)	2,843	2,719,702
3.45%, 04/15/30(a)	3,550	3,453,465
4.00%, 12/15/28	3,420	3,422,852
Vale Overseas Ltd., 3.75%, 07/08/30	8,750	8,489,463
		56,980,229
Leisure Time — 0.2%
Brunswick Corp/DE, 5.85%, 03/18/29(a)	2,905	3,020,316
Carnival Corp.
4.00%, 08/01/28(b)	13,030	12,940,793
7.00%, 08/15/29(b)	2,370	2,480,319
Polaris, Inc., 6.95%, 03/15/29	3,585	3,802,978
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,310	2,296,245
5.38%, 07/15/27(a)(b)	4,840	4,876,922
5.50%, 04/01/28(b)	8,520	8,705,738
7.50%, 10/15/27(a)	1,715	1,805,888
		39,929,199
Lodging — 0.4%
Choice Hotels International, Inc.
3.70%, 12/01/29	2,880	2,814,348
3.70%, 01/15/31	2,300	2,215,639
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	2,140	2,152,125
5.05%, 03/30/28	2,170	2,214,029
5.25%, 06/30/29	4,015	4,148,096
5.75%, 04/23/30(a)	2,815	2,957,782
Las Vegas Sands Corp.
3.90%, 08/08/29(a)	4,800	4,697,526
5.63%, 06/15/28	5,330	5,460,632
5.90%, 06/01/27	2,995	3,047,388
6.00%, 08/15/29	3,025	3,165,505
6.00%, 06/14/30	3,090	3,244,848
Marriott International, Inc./MD
4.20%, 07/15/27	1,050	1,054,362
4.80%, 03/15/30(a)	3,325	3,414,461
4.88%, 05/15/29	3,445	3,532,339
4.90%, 04/15/29	5,950	6,101,428
5.00%, 10/15/27	5,581	5,669,705
5.55%, 10/15/28	3,920	4,070,905
Series AA, 4.65%, 12/01/28(a)	1,398	1,420,380
Series FF, 4.63%, 06/15/30(a)	5,949	6,062,881
Series X, 4.00%, 04/15/28(a)	2,445	2,451,411
Sands China Ltd.
2.30%, 03/08/27	2,398	2,353,718
2.85%, 03/08/29(a)	5,020	4,804,319
4.38%, 06/18/30	5,230	5,167,941
5.40%, 08/08/28	10,607	10,829,641
		93,051,409
Machinery — 1.4%
AGCO Corp., 5.45%, 03/21/27	1,920	1,944,084
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	3,934	3,788,392
3.60%, 08/12/27(a)	3,748	3,747,012
3.70%, 01/10/28(a)	2,710	2,716,858
3.75%, 02/23/29	3,195	3,197,054
Security	Par (000)	Value
Machinery (continued)
3.95%, 11/14/28	$5,090	$5,117,743
4.15%, 01/08/31	2,535	2,555,917
4.38%, 08/16/29(a)	3,430	3,498,896
4.40%, 10/15/27	3,645	3,686,180
4.40%, 03/03/28	3,350	3,396,112
4.60%, 11/15/27	5,320	5,405,847
4.70%, 11/15/29	6,255	6,435,644
4.80%, 01/08/30(a)	1,335	1,387,907
4.85%, 02/27/29	4,714	4,866,147
5.00%, 05/14/27	4,693	4,766,764
Series K, 4.10%, 08/15/28	3,570	3,603,299
Caterpillar, Inc.
2.60%, 09/19/29	3,410	3,279,131
2.60%, 04/09/30	5,250	5,005,553
CNH Industrial Capital LLC
4.38%, 03/07/31(a)	1,595	1,593,960
4.50%, 10/08/27	2,485	2,502,692
4.50%, 10/16/30(a)	2,800	2,824,648
4.55%, 04/10/28(a)	4,170	4,210,856
4.75%, 03/21/28	2,195	2,224,290
5.10%, 04/20/29	4,000	4,114,315
5.50%, 01/12/29(a)	3,030	3,143,412
CNH Industrial NV, 3.85%, 11/15/27	2,568	2,564,420
Deere & Co.
3.10%, 04/15/30	5,365	5,208,589
5.38%, 10/16/29	3,405	3,593,387
8.10%, 05/15/30(a)	1,705	1,986,757
Deere Funding Canada Corp., 4.15%, 10/09/30	3,215	3,235,038
Dover Corp., 2.95%, 11/04/29	2,665	2,571,231
Eaton Capital ULC, 4.45%, 05/09/30(a)	3,330	3,385,371
Flowserve Corp., 3.50%, 10/01/30	3,150	3,039,839
GE Vernova, Inc., 4.25%, 02/04/31	2,970	2,990,889
IDEX Corp.
3.00%, 05/01/30(a)	3,405	3,257,655
4.95%, 09/01/29(a)	2,920	2,998,867
Ingersoll Rand, Inc.
5.18%, 06/15/29	5,390	5,590,434
5.20%, 06/15/27	3,570	3,622,191
5.40%, 08/14/28	3,402	3,517,463
John Deere Capital Corp.
1.45%, 01/15/31	115	102,667
1.50%, 03/06/28(a)	3,705	3,556,609
1.75%, 03/09/27(a)	2,408	2,360,719
2.35%, 03/08/27	2,622	2,587,671
2.45%, 01/09/30(a)	3,245	3,095,478
2.80%, 09/08/27	2,688	2,654,589
2.80%, 07/18/29(a)	4,085	3,958,840
3.05%, 01/06/28	2,070	2,049,593
3.35%, 04/18/29	4,220	4,163,871
3.45%, 03/07/29	4,120	4,085,039
4.15%, 09/15/27	4,756	4,788,735
4.20%, 07/15/27(a)	3,866	3,894,460
4.38%, 10/15/30(a)	3,890	3,958,567
4.50%, 01/16/29	5,810	5,936,363
4.65%, 01/07/28	2,560	2,607,527
4.70%, 06/10/30(a)	5,225	5,393,125
4.75%, 01/20/28(a)	6,550	6,689,347
4.85%, 03/05/27	2,395	2,422,743
4.85%, 06/11/29	5,235	5,404,647
4.85%, 10/11/29(a)	1,830	1,901,382
4.90%, 06/11/27	3,612	3,667,270
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.90%, 03/03/28(a)	$3,470	$3,555,766
4.95%, 07/14/28(a)	8,785	9,032,968
Series I, 4.25%, 06/05/28	4,570	4,630,440
Series I, 4.55%, 06/05/30	5,360	5,491,344
Komatsu Finance America, Inc.
4.20%, 09/18/30(a)(b)	3,335	3,352,803
5.50%, 10/06/27(b)	2,270	2,324,479
Nordson Corp.
4.50%, 12/15/29	3,940	3,993,346
5.60%, 09/15/28	2,315	2,393,851
nVent Finance SARL, 4.55%, 04/15/28	2,995	3,017,324
Oshkosh Corp.
3.10%, 03/01/30	2,140	2,056,381
4.60%, 05/15/28(a)	1,930	1,948,699
Otis Worldwide Corp.
2.29%, 04/05/27(a)	2,341	2,304,606
2.57%, 02/15/30	9,245	8,734,615
5.25%, 08/16/28	4,530	4,674,010
Regal Rexnord Corp.
6.05%, 04/15/28	7,433	7,707,444
6.30%, 02/15/30	6,865	7,330,204
Rockwell Automation, Inc.
3.50%, 03/01/29(a)	3,665	3,620,921
6.70%, 01/15/28	145	152,536
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	3,670	3,655,178
Weir Group, Inc., 5.35%, 05/06/30(b)	5,340	5,528,652
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	7,626	7,744,975
4.90%, 05/29/30	3,535	3,641,173
Xylem, Inc.
1.95%, 01/30/28(a)	3,038	2,933,666
2.25%, 01/30/31(a)	2,280	2,087,213
		313,766,680
Manufacturing — 0.4%
3M Co.
2.38%, 08/26/29	7,155	6,795,486
2.88%, 10/15/27	4,289	4,232,449
3.05%, 04/15/30	3,530	3,401,306
3.38%, 03/01/29	5,010	4,932,053
3.63%, 09/14/28	3,827	3,809,111
4.80%, 03/15/30(a)	3,755	3,860,870
Eaton Corp.
3.10%, 09/15/27	3,177	3,149,310
4.35%, 05/18/28	4,280	4,333,340
Parker-Hannifin Corp.
3.25%, 03/01/27	3,122	3,107,285
3.25%, 06/14/29	6,322	6,198,574
4.25%, 09/15/27(a)	7,053	7,097,370
4.50%, 09/15/29(a)	6,015	6,128,902
Pentair Finance SARL, 4.50%, 07/01/29	2,885	2,912,875
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	7,272	6,993,852
3.40%, 03/16/27(b)	6,714	6,693,464
Siemens Funding BV
4.35%, 05/26/28(b)	6,600	6,686,419
4.60%, 05/28/30(b)	6,495	6,653,772
Teledyne Technologies, Inc., 2.25%, 04/01/28(a)	3,970	3,840,870
Textron, Inc.
3.00%, 06/01/30	1,885	1,804,591
3.38%, 03/01/28	1,889	1,868,224
3.65%, 03/15/27(a)	1,489	1,484,288
Security	Par (000)	Value
Manufacturing (continued)
3.90%, 09/17/29	$2,443	$2,427,952
		98,412,363
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	7,891	7,449,252
3.75%, 02/15/28	6,955	6,893,601
4.20%, 03/15/28	8,391	8,386,339
5.05%, 03/30/29	7,790	7,911,577
6.10%, 06/01/29	8,555	8,966,328
Comcast Corp.
1.50%, 02/15/31(a)	2,490	2,198,723
1.95%, 01/15/31	8,660	7,829,308
2.65%, 02/01/30	9,778	9,307,392
3.15%, 02/15/28	8,878	8,775,687
3.30%, 04/01/27	3,630	3,610,668
3.40%, 04/01/30	10,725	10,490,680
3.55%, 05/01/28	4,957	4,933,177
4.15%, 10/15/28	21,989	22,146,322
4.25%, 10/15/30(a)	6,825	6,884,835
4.55%, 01/15/29(a)	5,765	5,880,895
5.10%, 06/01/29(a)	4,397	4,562,872
Cox Communications, Inc.
1.80%, 10/01/30(b)	4,450	3,936,002
3.50%, 08/15/27(b)	5,559	5,506,650
5.45%, 09/15/28(a)(b)	5,795	5,978,919
FactSet Research Systems, Inc., 2.90%, 03/01/27	2,680	2,645,794
Fox Corp.
3.50%, 04/08/30	2,820	2,749,213
4.71%, 01/25/29	11,935	12,116,539
News Corp., 3.88%, 05/15/29(b)	7,110	6,936,368
Paramount Global
3.38%, 02/15/28(a)	2,500	2,416,029
3.70%, 06/01/28	3,385	3,276,287
4.20%, 06/01/29	2,245	2,156,758
4.95%, 01/15/31	5,000	4,666,048
7.88%, 07/30/30	3,930	4,140,206
TCI Communications, Inc., 7.13%, 02/15/28(a)	3,610	3,832,175
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,305	5,261,360
Videotron Ltd., 3.63%, 06/15/29(a)(b)	4,005	3,916,038
Walt Disney Co.(The)
2.00%, 09/01/29(a)	10,885	10,267,624
2.20%, 01/13/28(a)	5,992	5,851,275
2.65%, 01/13/31(a)	15,032	14,236,569
3.70%, 03/23/27	2,578	2,578,640
3.75%, 03/14/29	8,575	8,578,921
3.80%, 03/22/30(a)	7,265	7,261,286
4.00%, 03/14/31(a)	8,650	8,667,923
		253,204,280
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28(a)	2,785	2,810,960
Mining — 0.9%
Anglo American Capital PLC
2.63%, 09/10/30(b)	6,335	5,913,866
3.88%, 03/16/29(a)(b)	4,050	4,027,424
4.00%, 09/11/27(b)	210	209,447
4.50%, 03/15/28(b)	4,835	4,873,234

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.75%, 04/10/27(b)	$3,759	$3,788,795
5.63%, 04/01/30(b)	4,495	4,717,908
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,395	4,277,862
3.75%, 10/01/30	4,385	4,236,934
Antofagasta PLC, 2.38%, 10/14/30(b)	685	621,770
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	7,108	7,238,181
5.00%, 02/21/30	4,845	5,023,439
5.10%, 09/08/28(a)	4,307	4,438,265
5.25%, 09/08/30	5,835	6,124,598
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	7,000	6,708,577
3.15%, 01/14/30(a)(b)	6,260	6,029,743
3.63%, 08/01/27(b)	8,766	8,709,801
3.75%, 01/15/31(a)(b)	4,500	4,377,914
Freeport Indonesia PT, 4.76%, 04/14/27(a)(b)	7,530	7,549,608
Freeport-McMoRan, Inc.
4.13%, 03/01/28(a)	3,277	3,277,165
4.25%, 03/01/30(a)	2,535	2,538,523
4.38%, 08/01/28(a)	3,110	3,113,501
4.63%, 08/01/30	3,985	4,031,367
5.00%, 09/01/27(a)	2,994	2,996,265
5.25%, 09/01/29	2,305	2,340,345
Glencore Funding LLC
2.50%, 09/01/30(b)	6,660	6,174,471
3.88%, 10/27/27(b)	2,548	2,542,562
4.00%, 03/27/27(b)	5,650	5,651,501
4.88%, 03/12/29(b)	4,682	4,776,687
4.91%, 04/01/28(b)	3,165	3,222,853
5.19%, 04/01/30(a)(b)	6,764	6,999,047
5.34%, 04/04/27(b)	4,660	4,727,303
5.37%, 04/04/29(a)(b)	6,810	7,058,851
5.40%, 05/08/28(a)(b)	2,370	2,436,378
6.13%, 10/06/28(b)	4,420	4,630,520
6.38%, 10/06/30(b)	3,570	3,864,160
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	1,275	1,338,795
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	5,340	5,513,283
6.53%, 11/15/28(a)(b)	4,249	4,487,433
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)	2,920	2,906,142
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)	912	912,290
Newmont Corp., 2.80%, 10/01/29(a)	2,070	1,999,160
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,800	2,726,159
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,777	5,132,277
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	1,855	1,869,470
4.50%, 03/14/28(a)	4,386	4,447,831
4.88%, 03/14/30(a)	10,535	10,880,552
Yamana Gold, Inc., 4.63%, 12/15/27	1,630	1,641,342
		203,103,599
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	4,665	4,508,023
3.28%, 12/01/28	2,818	2,750,719
4.25%, 04/01/28	3,425	3,410,471
Security	Par (000)	Value
Office & Business Equipment (continued)
5.10%, 03/01/30	$3,125	$3,173,683
		13,842,896
Oil & Gas — 3.4%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	6,390	6,435,759
Aker BP ASA
3.75%, 01/15/30(a)(b)	6,920	6,743,892
4.00%, 01/15/31(b)	1,975	1,932,884
5.60%, 06/13/28(b)	3,212	3,309,966
Antero Resources Corp., 5.38%, 03/01/30(a)(b)	3,855	3,915,543
APA Corp., 4.25%, 01/15/30(a)	2,640	2,622,369
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	6,535	5,941,444
3.54%, 04/06/27	2,541	2,535,032
3.59%, 04/14/27	3,441	3,436,242
3.63%, 04/06/30(a)	8,023	7,939,428
3.94%, 09/21/28	6,241	6,264,840
4.23%, 11/06/28(a)	11,560	11,674,747
4.70%, 04/10/29(a)	6,512	6,677,311
4.87%, 11/25/29(a)	4,245	4,384,517
4.97%, 10/17/29(a)	4,717	4,885,168
5.02%, 11/17/27	6,395	6,525,109
BP Capital Markets PLC
3.28%, 09/19/27	8,734	8,685,177
3.72%, 11/28/28(a)	4,489	4,481,898
4.88%, (5-year CMT + 4.40%)(a)(c)(e)	14,020	13,973,484
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,380	3,230,604
3.85%, 06/01/27	7,120	7,119,065
5.00%, 12/15/29(a)	5,455	5,629,809
Chevron Corp.
2.00%, 05/11/27	5,804	5,696,601
2.24%, 05/11/30(a)	8,525	7,988,477
Chevron USA, Inc.
1.02%, 08/12/27(a)	4,583	4,420,402
3.25%, 10/15/29(a)	3,815	3,757,854
3.85%, 01/15/28	4,209	4,227,287
3.95%, 08/13/27	2,660	2,674,111
4.05%, 08/13/28(a)	3,210	3,242,692
4.30%, 10/15/30(a)	7,170	7,296,629
4.48%, 02/26/28(a)	7,910	8,036,141
4.69%, 04/15/30(a)	6,595	6,796,905
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29(a)	5,000	4,845,650
ConocoPhillips Co.
4.70%, 01/15/30(a)	8,575	8,783,868
6.95%, 04/15/29	4,690	5,115,437
Continental Resources, Inc./OK
4.38%, 01/15/28	5,733	5,743,811
5.75%, 01/15/31(b)	8,620	8,939,980
Coterra Energy, Inc.
3.90%, 05/15/27	3,838	3,833,560
4.38%, 03/15/29	2,800	2,829,844
Devon Energy Corp.
4.50%, 01/15/30(a)	3,565	3,598,486
5.25%, 10/15/27(a)	2,625	2,625,048
5.88%, 06/15/28(a)	2,000	2,000,621
Diamondback Energy, Inc.
3.50%, 12/01/29	5,687	5,566,997
5.15%, 01/30/30	5,055	5,243,960
5.20%, 04/18/27	4,780	4,841,362
Empresa Nacional del Petroleo, 5.25%, 11/06/29(b)	4,110	4,200,963
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Eni SpA
4.25%, 05/09/29(a)(b)	$5,905	$5,944,174
Series X-R, 4.75%, 09/12/28(b)	5,237	5,340,350
Eni USA, Inc., 7.30%, 11/15/27	2,485	2,619,082
EOG Resources, Inc.
4.38%, 04/15/30(a)	4,910	4,980,428
4.40%, 07/15/28	3,000	3,039,807
4.40%, 01/15/31	4,600	4,653,896
EQT Corp.
3.90%, 10/01/27	5,135	5,125,337
4.50%, 01/15/29	4,635	4,675,219
4.75%, 01/15/31	5,945	6,029,223
5.00%, 01/15/29	1,902	1,938,515
5.70%, 04/01/28	3,423	3,539,136
6.38%, 04/01/29	1,135	1,173,056
6.50%, 07/01/27	160	163,301
7.00%, 02/01/30	3,965	4,341,477
7.50%, 06/01/30	3,100	3,443,532
Equinor ASA
2.38%, 05/22/30	4,200	3,947,701
3.00%, 04/06/27(a)	6,084	6,045,657
3.13%, 04/06/30	9,000	8,725,145
3.63%, 09/10/28(a)	5,380	5,381,454
4.25%, 06/02/28(a)	2,875	2,905,739
4.50%, 09/03/30(a)	3,675	3,754,881
6.50%, 12/01/28(b)	3,500	3,742,407
6.80%, 01/15/28(a)	660	696,735
7.15%, 01/15/29(a)	1,550	1,688,343
7.25%, 09/23/27	1,419	1,494,788
Expand Energy Corp.
5.38%, 02/01/29	4,175	4,169,822
5.38%, 03/15/30	7,970	8,091,008
5.88%, 02/01/29(b)	1,995	1,995,984
6.75%, 04/15/29(b)	290	290,844
Exxon Mobil Corp.
2.44%, 08/16/29	7,745	7,458,354
2.61%, 10/15/30	11,120	10,560,209
3.29%, 03/19/27(a)	5,369	5,353,219
3.48%, 03/19/30(a)	12,430	12,261,495
GS Caltex Corp.
4.25%, 10/28/30(a)(b)	1,800	1,799,912
5.38%, 08/07/28(b)	370	381,319
Helmerich & Payne, Inc.
4.65%, 12/01/27(a)	675	680,914
4.85%, 12/01/29(a)	2,495	2,544,279
Hess Corp.
4.30%, 04/01/27	5,712	5,734,825
7.88%, 10/01/29	2,845	3,223,220
HF Sinclair Corp.
4.50%, 10/01/30(a)	1,865	1,863,933
5.00%, 02/01/28	2,748	2,743,740
5.75%, 01/15/31(a)	3,720	3,861,145
KazMunayGas National Co. JSC
4.75%, 04/19/27(a)(b)	1,205	1,207,924
5.38%, 04/24/30(a)(b)	7,560	7,773,335
Marathon Petroleum Corp.
3.80%, 04/01/28(a)	3,925	3,914,363
5.15%, 03/01/30(a)	6,435	6,669,589
Occidental Petroleum Corp.
3.50%, 08/15/29(a)	2,102	2,052,554
6.13%, 01/01/31(a)	6,390	6,868,669
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 09/01/30	$8,230	$8,906,720
8.88%, 07/15/30	6,325	7,348,562
OQ SAOC, 5.13%, 05/06/28(b)	500	504,327
Ovintiv, Inc.
5.65%, 05/15/28	4,617	4,782,762
8.13%, 09/15/30(a)	2,025	2,330,741
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	1,875	1,861,845
5.15%, 11/15/29	2,265	2,301,809
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	5,310	5,414,571
Pertamina Persero PT
2.30%, 02/09/31(b)	3,000	2,692,549
3.10%, 01/21/30(a)(b)	3,835	3,634,698
3.10%, 08/27/30(b)	3,500	3,290,815
3.65%, 07/30/29(a)(b)	5,020	4,906,889
Petronas Capital Ltd.
3.50%, 04/21/30(a)(b)	9,985	9,800,897
4.95%, 01/03/31(a)(b)	9,000	9,375,939
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	6,730	6,495,127
Phillips 66
2.15%, 12/15/30	5,650	5,152,345
3.90%, 03/15/28	4,187	4,182,251
Phillips 66 Co.
3.15%, 12/15/29(a)	3,615	3,508,275
3.75%, 03/01/28(a)	3,575	3,571,787
4.95%, 12/01/27	3,994	4,062,700
Pioneer Natural Resources Co., 1.90%, 08/15/30	6,200	5,685,983
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	4,720	4,632,100
2.99%, 01/15/30(b)	2,385	2,293,885
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	1,743	1,766,361
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,735	1,724,314
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	2,760	2,799,961
5.20%, 09/16/30(b)	5,700	5,840,216
SA Global Sukuk Ltd.
4.13%, 09/17/30(b)	8,000	7,932,530
4.25%, 10/02/29(b)	10,920	10,920,000
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	10,000	9,115,300
3.50%, 04/16/29(a)(b)	18,275	17,974,193
4.75%, 06/02/30(b)	9,430	9,618,199
Shell Finance U.S., Inc.
2.38%, 11/07/29	6,694	6,368,400
2.75%, 04/06/30	8,050	7,699,522
3.88%, 11/13/28(b)	7,821	7,867,500
4.13%, 11/06/30(a)	5,835	5,881,467
Shell International Finance BV
2.38%, 11/07/29	2,955	2,807,670
2.75%, 04/06/30	2,235	2,138,348
3.88%, 11/13/28	15	15,048
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	7,080	7,036,343
3.63%, 04/12/27(a)(b)	7,864	7,856,922
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(b)	500	469,887
2.70%, 05/13/30(b)	740	713,176

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.95%, 08/08/29(a)(b)	$1,915	$1,864,931
2.95%, 11/12/29(a)(b)	5,990	5,849,574
4.25%, 09/12/28(b)	715	726,135
Suncor Energy, Inc., 7.00%, 11/15/28(a)	1,420	1,527,302
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	4,000	3,759,561
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	2,335	2,152,305
4.63%, 11/20/28(b)	420	422,672
TotalEnergies Capital International SA
2.83%, 01/10/30	7,615	7,348,780
3.46%, 02/19/29	7,890	7,825,432
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	5,695	5,725,952
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	11,105	11,204,501
Valero Energy Corp.
2.15%, 09/15/27	2,406	2,343,396
4.00%, 04/01/29(a)	3,175	3,175,568
4.35%, 06/01/28	3,786	3,817,708
5.15%, 02/15/30(a)	4,295	4,451,527
Var Energi ASA
5.00%, 05/18/27(b)	2,930	2,956,953
5.88%, 05/22/30(b)	4,390	4,609,300
7.50%, 01/15/28(b)	5,781	6,108,960
Viper Energy Partners LLC, 4.90%, 08/01/30(a)	3,360	3,428,040
Woodside Finance Ltd.
3.70%, 03/15/28(b)	4,650	4,620,648
4.50%, 03/04/29(b)	8,925	8,995,914
4.90%, 05/19/28	3,265	3,324,622
5.40%, 05/19/30	7,835	8,128,498
		775,192,226
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	3,890	3,793,858
3.34%, 12/15/27	7,670	7,608,822
4.49%, 05/01/30	2,190	2,226,705
Halliburton Co., 2.92%, 03/01/30(a)	5,507	5,275,611
NOV, Inc., 3.60%, 12/01/29(a)	3,770	3,699,091
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	4,680	4,440,469
3.90%, 05/17/28(b)	10,905	10,911,228
4.30%, 05/01/29(a)(b)	6,315	6,389,500
4.50%, 05/15/28(a)(b)	1,107	1,119,974
5.00%, 05/29/27(b)	2,650	2,686,856
5.00%, 11/15/29(a)(b)	575	594,793
Schlumberger Investment SA, 2.65%, 06/26/30(a)	2,225	2,111,120
		50,858,027
Packaging & Containers — 0.3%
Amcor Finance USA, Inc., 4.50%, 05/15/28(a)	2,900	2,928,927
Amcor Flexibles North America, Inc.
2.63%, 06/19/30(a)	2,285	2,147,115
4.80%, 03/17/28	3,935	4,007,574
5.10%, 03/17/30(a)	5,060	5,237,055
Amcor Group Finance PLC, 5.45%, 05/23/29	3,865	4,025,947
Berry Global, Inc., 5.50%, 04/15/28	3,170	3,270,346
CCL Industries, Inc., 3.05%, 06/01/30(a)(b)	3,710	3,514,972
Packaging Corp. of America
3.00%, 12/15/29	3,185	3,071,400
Security	Par (000)	Value
Packaging & Containers (continued)
3.40%, 12/15/27	$2,568	$2,548,240
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,580	4,742,295
Sonoco Products Co.
3.13%, 05/01/30(a)	2,605	2,489,857
4.60%, 09/01/29(a)	4,205	4,263,541
WestRock MWV LLC
7.95%, 02/15/31	55	63,442
8.20%, 01/15/30(a)	2,540	2,906,411
WRKCo, Inc.
3.90%, 06/01/28(a)	1,535	1,533,620
4.00%, 03/15/28	3,545	3,551,022
4.90%, 03/15/29(a)	5,060	5,178,080
		55,479,844
Pharmaceuticals — 3.4%
AbbVie, Inc.
3.20%, 11/21/29	31,415	30,685,539
3.78%, 03/03/28	5,820	5,827,704
4.13%, 03/15/31	4,345	4,358,808
4.25%, 11/14/28(a)	9,836	9,957,179
4.65%, 03/15/28	7,315	7,443,745
4.80%, 03/15/27	11,990	12,102,019
4.80%, 03/15/29(a)	16,489	16,940,733
4.88%, 03/15/30	6,335	6,550,630
Astrazeneca Finance LLC
1.75%, 05/28/28	7,909	7,571,843
4.00%, 03/02/31	2,440	2,441,385
4.85%, 02/26/29(a)	7,202	7,420,797
4.88%, 03/03/28	6,505	6,648,913
4.90%, 03/03/30	4,090	4,239,845
4.90%, 02/26/31(a)	2,225	2,314,468
AstraZeneca PLC
1.38%, 08/06/30	8,825	7,918,459
3.13%, 06/12/27	3,917	3,894,785
4.00%, 01/17/29(a)	5,820	5,859,925
Bayer Corp., 6.65%, 02/15/28(b)	2,685	2,812,842
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	19,879	19,950,258
Bayer U.S. Finance LLC
6.25%, 01/21/29(a)(b)	5,695	6,010,538
6.38%, 11/21/30(b)	7,210	7,765,834
Becton Dickinson & Co.
1.96%, 02/11/31	2,160	1,941,997
2.82%, 05/20/30(a)	4,920	4,679,560
3.70%, 06/06/27	9,664	9,629,415
4.69%, 02/13/28(a)	4,878	4,944,684
4.87%, 02/08/29(a)	3,755	3,847,550
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,145	4,937,599
1.45%, 11/13/30	8,680	7,753,726
3.40%, 07/26/29	9,230	9,100,818
3.45%, 11/15/27(a)	2,905	2,899,320
3.90%, 02/20/28(a)	50	50,241
4.90%, 02/22/29(a)	405	418,373
5.10%, 02/22/31	5,390	5,637,190
5.75%, 02/01/31(a)	4,255	4,573,510
Cardinal Health, Inc.
3.41%, 06/15/27	5,892	5,856,959
4.50%, 09/15/30(a)	3,695	3,748,452
5.00%, 11/15/29	5,255	5,417,346
5.13%, 02/15/29(a)	4,060	4,187,543
Cencora, Inc.
2.80%, 05/15/30(a)	2,760	2,621,828
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 12/15/27	$4,035	$4,004,753
3.95%, 02/13/29	2,730	2,731,159
4.25%, 11/15/30	940	943,569
4.63%, 12/15/27	2,705	2,738,830
4.85%, 12/15/29(a)	3,870	3,982,055
CVS Health Corp.
1.30%, 08/21/27	13,071	12,584,951
1.75%, 08/21/30	7,130	6,409,272
3.25%, 08/15/29	9,970	9,700,868
3.63%, 04/01/27	4,050	4,037,714
3.75%, 04/01/30(a)	10,680	10,513,297
4.30%, 03/25/28	29,096	29,266,878
5.00%, 01/30/29(a)	5,740	5,891,222
5.13%, 02/21/30(a)	9,170	9,458,152
5.25%, 01/30/31(a)	1,923	2,004,209
5.40%, 06/01/29(a)	6,255	6,502,661
6.25%, 06/01/27(a)	2,007	2,063,437
Eli Lilly & Co.
3.10%, 05/15/27	1,578	1,568,828
3.38%, 03/15/29	5,860	5,805,768
4.00%, 10/15/28	6,355	6,414,506
4.15%, 08/14/27(a)	4,149	4,179,072
4.20%, 08/14/29	6,260	6,346,169
4.50%, 02/09/29	5,613	5,740,422
4.55%, 02/12/28(a)	7,140	7,257,892
4.75%, 02/12/30	7,680	7,936,142
5.50%, 03/15/27(a)	1,835	1,869,934
EMD Finance LLC
4.13%, 08/15/28(b)	3,810	3,828,749
4.38%, 10/15/30(b)	6,510	6,565,654
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	6,895	6,804,894
4.32%, 03/12/27(a)	1,890	1,902,938
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	9,926	9,967,522
4.50%, 04/15/30	5,695	5,824,058
Johnson & Johnson
0.95%, 09/01/27(a)	7,900	7,609,157
1.30%, 09/01/30	9,655	8,720,166
2.90%, 01/15/28	9,202	9,104,761
2.95%, 03/03/27(a)	5,273	5,242,722
4.50%, 03/01/27	4,080	4,119,677
4.55%, 03/01/28(a)	4,855	4,947,634
4.70%, 03/01/30(a)	6,400	6,633,741
4.80%, 06/01/29	4,645	4,808,988
6.95%, 09/01/29	3,975	4,400,017
McKesson Corp.
3.95%, 02/16/28	2,068	2,072,440
4.25%, 09/15/29(a)	3,564	3,602,092
4.65%, 05/30/30	5,280	5,404,935
4.90%, 07/15/28	2,545	2,610,174
Merck & Co., Inc.
1.45%, 06/24/30	8,100	7,337,432
1.70%, 06/10/27(a)	7,801	7,623,142
1.90%, 12/10/28(a)	4,790	4,573,358
3.40%, 03/07/29	11,222	11,118,998
3.85%, 09/15/27	4,140	4,160,630
3.85%, 03/15/29	4,180	4,196,782
4.05%, 05/17/28(a)	2,134	2,150,963
4.15%, 09/15/30(a)	4,380	4,427,837
4.30%, 05/17/30	5,169	5,250,888
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(a)	$2,930	$3,096,411
6.40%, 03/01/28(a)	1,885	1,979,080
Mylan, Inc., 4.55%, 04/15/28	4,350	4,372,135
Novartis Capital Corp.
2.20%, 08/14/30	8,976	8,368,371
3.10%, 05/17/27	5,256	5,226,434
3.80%, 09/18/29	6,935	6,938,694
3.90%, 11/05/28	4,365	4,387,052
4.10%, 11/05/30	11,385	11,460,049
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	23,722	24,071,185
4.65%, 05/19/30	18,258	18,719,369
Pfizer, Inc.
1.70%, 05/28/30	6,705	6,137,699
2.63%, 04/01/30(a)	8,100	7,707,989
3.45%, 03/15/29	10,675	10,601,633
3.60%, 09/15/28(a)	4,480	4,477,703
3.88%, 11/15/27	2,265	2,275,903
4.20%, 11/15/30(a)	4,995	5,046,044
Sanofi SA
3.63%, 06/19/28	5,605	5,606,719
3.75%, 11/03/27	1,760	1,764,881
3.80%, 11/03/28	3,135	3,139,921
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	15,255	14,086,163
5.00%, 11/26/28(a)	9,907	10,151,021
Viatris, Inc.
2.30%, 06/22/27(a)	4,212	4,108,023
2.70%, 06/22/30	8,400	7,756,279
Zoetis, Inc.
2.00%, 05/15/30	4,503	4,159,665
3.00%, 09/12/27	4,040	3,992,138
3.90%, 08/20/28(a)	3,349	3,353,435
4.15%, 08/17/28	4,565	4,599,745
		763,508,210
Pipelines — 2.8%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	5,805	5,703,516
Boardwalk Pipelines LP
3.40%, 02/15/31(a)	2,185	2,087,578
4.45%, 07/15/27	2,745	2,756,762
4.80%, 05/03/29(a)	2,975	3,034,708
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	6,450	6,361,380
5.13%, 06/30/27	6,734	6,797,701
Cheniere Energy Partners LP, 4.50%, 10/01/29	14,410	14,495,656
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	9,492	9,488,609
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)	3,205	3,048,082
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	4,087	4,272,168
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	4,280	4,572,033
DCP Midstream Operating LP
5.13%, 05/15/29	4,730	4,864,495
5.63%, 07/15/27(a)	2,718	2,770,408
8.13%, 08/16/30	790	918,904
DT Midstream, Inc., 4.13%, 06/15/29(b)	7,225	7,174,218
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29(a)	3,190	3,086,567

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
3.13%, 11/15/29(a)	$6,610	$6,391,891
3.70%, 07/15/27	3,044	3,037,438
4.20%, 11/20/28(a)	3,155	3,174,384
4.50%, 02/15/31(a)	3,275	3,307,849
4.60%, 06/20/28	2,930	2,969,367
4.90%, 06/20/30	4,100	4,223,657
5.25%, 04/05/27	4,185	4,240,882
5.30%, 04/05/29	5,295	5,488,092
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(c)	5,538	5,561,957
6.00%, 11/15/28(a)	4,800	5,056,627
6.20%, 11/15/30(a)	3,700	4,005,290
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(c)	4,705	4,794,052
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(c)	2,650	2,827,025
7.38%, 01/15/83, (5-year CMT + 3.71%)(a)(c)	3,355	3,472,334
8.25%, 01/15/84, (5-year CMT + 3.79%)(c)	2,720	2,929,962
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(c)	5,310	5,404,311
Energy Transfer LP
3.75%, 05/15/30	9,095	8,946,706
4.00%, 10/01/27	4,589	4,594,156
4.15%, 09/15/29(a)	3,422	3,431,604
4.20%, 04/15/27	3,381	3,389,861
4.40%, 03/15/27(a)	4,021	4,033,628
4.55%, 01/15/31	6,410	6,471,429
4.95%, 05/15/28	3,696	3,764,729
4.95%, 06/15/28	6,434	6,562,561
5.20%, 04/01/30	4,155	4,320,906
5.25%, 04/15/29	8,840	9,130,064
5.25%, 07/01/29(a)	5,862	6,078,334
5.50%, 06/01/27	4,587	4,656,355
5.55%, 02/15/28	5,920	6,093,848
6.00%, 02/01/29(b)	4,008	4,049,430
6.10%, 12/01/28	3,171	3,337,736
6.40%, 12/01/30	5,560	6,055,206
8.25%, 11/15/29(a)	1,570	1,774,934
Enterprise Products Operating LLC
2.80%, 01/31/30	7,170	6,870,876
3.13%, 07/31/29(a)	7,773	7,593,075
4.15%, 10/16/28	5,651	5,703,070
4.30%, 06/20/28(a)	6,435	6,503,728
4.60%, 01/15/31	8,260	8,445,106
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(c)	3,400	3,409,537
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(c)	5,900	5,904,720
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	2,930	2,746,441
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	133	130,667
GNL Quintero SA, 4.63%, 07/31/29(b)	698	701,993
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	2,360	2,334,502
Kinder Morgan, Inc.
2.00%, 02/15/31	370	335,215
4.30%, 03/01/28	8,514	8,581,384
5.00%, 02/01/29(a)	8,090	8,334,099
5.10%, 08/01/29	3,010	3,118,062
5.15%, 06/01/30	7,660	7,971,990
Security	Par (000)	Value
Pipelines (continued)
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	$4,613	$4,647,885
MPLX LP
2.65%, 08/15/30	9,070	8,499,149
4.00%, 03/15/28	6,873	6,881,185
4.13%, 03/01/27	7,006	7,010,175
4.25%, 12/01/27	4,157	4,175,525
4.80%, 02/15/29	4,643	4,732,803
4.80%, 02/15/31	120	122,504
NGPL PipeCo LLC, 4.88%, 08/15/27(a)(b)	3,985	4,012,757
Northwest Pipeline LLC, 4.00%, 04/01/27	2,563	2,563,955
ONEOK, Inc.
3.10%, 03/15/30	5,900	5,654,394
3.25%, 06/01/30	5,805	5,575,548
3.40%, 09/01/29	4,097	4,006,186
4.00%, 07/13/27	3,336	3,338,617
4.25%, 09/24/27	4,230	4,250,234
4.35%, 03/15/29	4,060	4,087,626
4.40%, 10/15/29	3,465	3,494,257
4.55%, 07/15/28	4,691	4,742,071
5.38%, 06/01/29(a)	3,465	3,589,200
5.63%, 01/15/28(a)(b)	4,659	4,757,749
5.65%, 11/01/28	4,612	4,798,564
5.80%, 11/01/30	2,870	3,042,209
6.35%, 01/15/31(a)	3,420	3,705,145
6.50%, 09/01/30(b)	4,055	4,377,125
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	1,938	1,991,547
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	5,885	5,771,269
3.80%, 09/15/30(a)	4,400	4,317,505
4.70%, 01/15/31	6,295	6,393,794
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	4,983	4,971,670
Sabal Trail Transmission LLC, 4.25%, 05/01/28(a)(b)	2,665	2,661,768
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	9,270	9,307,574
4.50%, 05/15/30(a)	11,970	12,103,518
5.00%, 03/15/27	8,894	8,935,766
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,795	3,835,990
5.03%, 10/01/29(a)	6,399	6,542,999
Targa Resources Corp.
4.35%, 01/15/29	3,720	3,750,288
4.35%, 04/15/31	1,685	1,685,135
4.90%, 09/15/30(a)	4,960	5,093,596
5.20%, 07/01/27(a)	4,211	4,278,576
6.15%, 03/01/29	6,530	6,909,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31(a)	2,245	2,273,721
5.00%, 01/15/28(a)	4,159	4,161,337
5.50%, 03/01/30(a)	5,850	5,955,689
TC PipeLines LP, 3.90%, 05/25/27	2,817	2,811,502
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	5,410	5,172,340
7.00%, 03/15/27	1,787	1,844,037
7.00%, 10/15/28	2,400	2,581,680
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)(b)	2,621	2,597,259
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30	$8,330	$8,316,305
4.25%, 05/15/28(a)	7,847	7,892,520
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(c)	3,860	4,014,265
Transcanada Trust
5.30%, 03/15/77(a)(c)	8,410	8,442,631
5.50%, 09/15/79, (1-day SOFR + 4.42%)(c)	5,370	5,428,318
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,470	3,357,597
4.00%, 03/15/28	2,580	2,585,017
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	357	356,947
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	2,845	2,896,017
Valero Energy Partners LP, 4.50%, 03/15/28	2,965	2,994,098
Western Midstream Operating LP
4.05%, 02/01/30	6,375	6,297,491
4.50%, 03/01/28(a)	2,536	2,555,118
4.75%, 08/15/28	2,302	2,335,793
4.80%, 03/01/31	1,305	1,316,055
6.35%, 01/15/29(a)	3,410	3,603,423
7.25%, 04/01/30(b)	265	280,894
Whistler Pipeline LLC, 5.40%, 09/30/29(a)(b)	2,780	2,885,931
Williams Companies, Inc.(The)
3.50%, 11/15/30	6,400	6,201,382
3.75%, 06/15/27	8,207	8,188,939
4.63%, 06/30/30	5,140	5,228,604
4.80%, 11/15/29	2,725	2,793,023
4.90%, 03/15/29	7,320	7,510,205
5.30%, 08/15/28(a)	5,927	6,119,378
Series A, 7.50%, 01/15/31(a)	830	948,675
		634,254,969
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	2,855	2,661,817
4.87%, 02/15/29(a)(b)	4,287	4,352,310
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	2,985	2,911,115
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	5,102	5,021,495
		14,946,737
Real Estate — 0.1%
CBRE Services, Inc.
4.80%, 06/15/30(a)	3,905	3,983,458
5.50%, 04/01/29(a)	3,465	3,598,952
CoStar Group, Inc., 2.80%, 07/15/30(b)	5,690	5,230,477
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,880	2,010,172
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	595	591,957
3.95%, 01/24/29(a)(b)	475	473,144
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	6,691	6,686,994
4.13%, 02/01/29(b)	1,075	1,076,821
		23,651,975
Real Estate Investment Trusts — 3.6%
Agree LP
2.00%, 06/15/28(a)	2,307	2,211,648
2.90%, 10/01/30	1,535	1,451,446
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	$2,755	$2,614,194
3.95%, 01/15/28	3,078	3,070,928
4.50%, 07/30/29	1,520	1,531,839
4.70%, 07/01/30	2,525	2,563,670
4.90%, 12/15/30(a)	3,880	3,959,013
American Assets Trust LP, 3.38%, 02/01/31	2,820	2,596,835
American Homes 4 Rent LP
4.25%, 02/15/28	3,425	3,431,782
4.90%, 02/15/29	2,675	2,725,104
4.95%, 06/15/30	3,810	3,887,820
American Tower Corp.
1.50%, 01/31/28	4,230	4,043,542
1.88%, 10/15/30	5,180	4,676,929
2.10%, 06/15/30	2,265	2,079,681
2.90%, 01/15/30	4,511	4,310,441
3.55%, 07/15/27	4,122	4,101,206
3.60%, 01/15/28	4,167	4,136,556
3.65%, 03/15/27	3,549	3,536,822
3.80%, 08/15/29	10,303	10,219,651
3.95%, 03/15/29	4,414	4,399,827
4.90%, 03/15/30	5,675	5,831,784
5.00%, 01/31/30	3,550	3,655,965
5.20%, 02/15/29	3,915	4,042,524
5.25%, 07/15/28	3,957	4,071,184
5.50%, 03/15/28	3,576	3,678,756
5.80%, 11/15/28	4,535	4,739,350
AvalonBay Communities, Inc.
1.90%, 12/01/28(a)	3,258	3,096,832
2.30%, 03/01/30(a)	3,849	3,606,120
2.45%, 01/15/31	3,311	3,068,933
3.20%, 01/15/28	2,550	2,525,188
3.30%, 06/01/29	1,320	1,296,060
3.35%, 05/15/27	2,342	2,330,630
4.35%, 12/01/30	2,915	2,943,812
Boston Properties LP
2.90%, 03/15/30	3,460	3,265,003
3.25%, 01/30/31(a)	7,472	7,038,060
3.40%, 06/21/29	5,295	5,156,895
4.50%, 12/01/28	6,195	6,247,107
6.75%, 12/01/27	4,215	4,398,292
Brixmor Operating Partnership LP
2.25%, 04/01/28(a)	2,210	2,133,160
3.90%, 03/15/27	2,254	2,251,011
4.05%, 07/01/30	4,655	4,613,301
4.13%, 05/15/29(a)	4,725	4,733,081
Camden Property Trust
2.80%, 05/15/30(a)	3,605	3,428,199
3.15%, 07/01/29	4,350	4,234,715
4.10%, 10/15/28(a)	3,265	3,282,743
COPT Defense Properties LP
2.00%, 01/15/29(a)	3,020	2,851,067
4.50%, 10/15/30	2,240	2,249,779
Cousins Properties LP, 5.25%, 07/15/30(a)	3,300	3,410,718
Crown Castle, Inc.
2.25%, 01/15/31	6,340	5,731,269
2.90%, 03/15/27	4,153	4,107,729
3.10%, 11/15/29	3,425	3,288,643
3.30%, 07/01/30	4,145	3,970,041
3.65%, 09/01/27	5,282	5,255,840
3.80%, 02/15/28	6,121	6,094,240

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 03/01/27	$2,738	$2,738,019
4.30%, 02/15/29(a)	3,828	3,847,435
4.80%, 09/01/28	3,880	3,944,375
4.90%, 09/01/29(a)	3,590	3,660,589
5.00%, 01/11/28	5,670	5,769,120
5.60%, 06/01/29	4,574	4,764,793
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	720	704,183
CubeSmart LP
2.00%, 02/15/31	2,310	2,066,097
2.25%, 12/15/28	3,265	3,111,840
3.00%, 02/15/30	2,120	2,031,378
4.38%, 02/15/29	2,055	2,070,730
Digital Realty Trust LP
3.60%, 07/01/29	5,840	5,763,586
3.70%, 08/15/27	5,609	5,586,892
4.45%, 07/15/28	4,355	4,399,924
5.55%, 01/15/28	5,575	5,737,091
DOC DR LLC
3.95%, 01/15/28	2,447	2,444,038
4.30%, 03/15/27	915	916,816
EPR Properties
3.75%, 08/15/29	2,390	2,331,441
4.50%, 06/01/27(a)	2,595	2,599,569
4.75%, 11/15/30	2,750	2,758,092
4.95%, 04/15/28	2,205	2,230,804
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	4,915	4,911,315
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	7,770	7,862,545
Equinix, Inc.
1.55%, 03/15/28	4,252	4,054,988
1.80%, 07/15/27	2,650	2,574,062
2.00%, 05/15/28	1,737	1,665,060
2.15%, 07/15/30	6,605	6,045,828
3.20%, 11/18/29	7,655	7,398,786
ERP Operating LP
2.50%, 02/15/30(a)	3,810	3,612,207
3.00%, 07/01/29	3,415	3,317,943
3.25%, 08/01/27	2,115	2,100,070
3.50%, 03/01/28	2,680	2,662,203
4.15%, 12/01/28	3,468	3,490,950
Essex Portfolio LP
1.65%, 01/15/31(a)	1,940	1,712,363
1.70%, 03/01/28	3,350	3,209,444
3.00%, 01/15/30	3,360	3,218,816
3.63%, 05/01/27	1,911	1,905,379
4.00%, 03/01/29	3,205	3,198,707
Extra Space Storage LP
2.20%, 10/15/30	2,240	2,047,678
3.88%, 12/15/27	2,780	2,777,691
3.90%, 04/01/29	2,710	2,696,272
4.00%, 06/15/29	2,180	2,173,190
5.50%, 07/01/30	5,965	6,240,621
5.70%, 04/01/28	4,700	4,854,294
5.90%, 01/15/31	3,170	3,376,809
Federal Realty OP LP
3.20%, 06/15/29	2,705	2,633,282
3.25%, 07/15/27	2,679	2,655,376
3.50%, 06/01/30	2,050	1,992,500
5.38%, 05/01/28	2,730	2,804,669
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
First Industrial LP, 5.25%, 01/15/31(a)	$2,560	$2,632,358
Global Net Lease, Inc., 4.50%, 09/30/28(b)	2,860	2,812,211
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	300	292,896
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	4,315	4,213,012
4.00%, 01/15/31	3,990	3,845,322
5.30%, 01/15/29	3,900	3,981,097
5.75%, 06/01/28	2,655	2,721,102
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	3,100	3,076,511
Healthcare Realty Holdings LP
2.40%, 03/15/30(a)	1,760	1,632,194
3.10%, 02/15/30	4,185	4,008,148
3.63%, 01/15/28(a)	1,735	1,720,745
3.75%, 07/01/27(a)	2,916	2,905,848
Healthpeak OP LLC
2.13%, 12/01/28(a)	3,160	3,005,782
2.88%, 01/15/31(a)	3,050	2,856,630
3.00%, 01/15/30	4,580	4,381,891
3.50%, 07/15/29	4,115	4,033,417
Highwoods Realty LP
3.05%, 02/15/30	2,150	2,022,577
3.88%, 03/01/27(a)	928	924,034
4.13%, 03/15/28(a)	1,980	1,967,271
4.20%, 04/15/29	2,025	2,003,560
Host Hotels & Resorts LP
4.25%, 12/15/28(a)	680	682,986
Series H, 3.38%, 12/15/29	4,175	4,042,517
Series I, 3.50%, 09/15/30	4,680	4,483,063
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,739	4,511,834
5.45%, 08/15/30	2,625	2,734,762
Kilroy Realty LP
3.05%, 02/15/30(a)	2,640	2,459,828
4.25%, 08/15/29	2,275	2,233,763
4.75%, 12/15/28	2,790	2,805,079
Kimco Realty OP LLC
1.90%, 03/01/28	3,335	3,214,317
2.70%, 10/01/30	2,300	2,179,690
3.80%, 04/01/27	2,230	2,230,754
Kite Realty Group Trust, 4.75%, 09/15/30(a)	1,995	2,033,950
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(a)(b)	2,840	2,812,443
5.50%, 08/01/30(a)	3,090	3,168,823
Lineage OP LP, 5.25%, 07/15/30	2,935	2,995,190
LXP Industrial Trust, 2.70%, 09/15/30	2,540	2,355,408
Mid-America Apartments LP
2.75%, 03/15/30(a)	1,745	1,665,946
3.60%, 06/01/27	3,220	3,212,250
3.95%, 03/15/29	4,460	4,461,904
4.20%, 06/15/28	3,390	3,413,403
National Health Investors, Inc., 3.00%, 02/01/31	2,200	2,017,949
NNN REIT, Inc.
2.50%, 04/15/30	2,590	2,428,240
3.50%, 10/15/27	2,140	2,127,952
4.30%, 10/15/28	2,850	2,869,358
4.60%, 02/15/31(a)	2,945	2,984,523
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	$4,080	$3,850,317
3.63%, 10/01/29	2,980	2,903,857
4.50%, 04/01/27	3,971	3,977,157
4.75%, 01/15/28	3,440	3,473,148
5.20%, 07/01/30(a)	3,910	4,010,100
Piedmont Operating Partnership LP
3.15%, 08/15/30(a)	1,700	1,580,272
6.88%, 07/15/29(a)	930	988,662
Prologis LP
1.25%, 10/15/30	3,905	3,453,559
1.75%, 07/01/30(a)	2,400	2,182,046
1.75%, 02/01/31(a)	2,105	1,883,972
2.13%, 04/15/27	2,694	2,645,272
2.25%, 04/15/30(a)	5,760	5,394,491
2.88%, 11/15/29(a)	2,810	2,708,418
3.38%, 12/15/27	2,210	2,196,014
3.88%, 09/15/28	2,425	2,426,133
4.00%, 09/15/28	2,575	2,583,490
4.38%, 02/01/29	1,785	1,808,072
4.75%, 01/15/31(a)	2,180	2,249,092
4.88%, 06/15/28	5,200	5,322,737
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(a)(b)	2,365	2,368,561
5.25%, 04/01/29(a)(b)	3,980	4,113,998
Public Storage Operating Co.
1.85%, 05/01/28	4,245	4,072,906
1.95%, 11/09/28	3,330	3,174,063
3.09%, 09/15/27	2,211	2,195,010
3.39%, 05/01/29(a)	3,630	3,583,136
4.38%, 07/01/30(a)	3,255	3,307,931
5.13%, 01/15/29(a)	3,056	3,166,732
Realty Income Corp.
2.10%, 03/15/28	3,570	3,445,060
2.20%, 06/15/28	2,880	2,774,590
3.10%, 12/15/29	3,465	3,363,371
3.20%, 02/15/31	1,345	1,285,832
3.25%, 06/15/29	2,980	2,917,095
3.25%, 01/15/31	5,780	5,546,282
3.40%, 01/15/28	3,585	3,555,063
3.40%, 01/15/30	3,030	2,963,415
3.65%, 01/15/28	3,364	3,352,935
3.95%, 08/15/27	2,067	2,071,164
3.95%, 02/01/29	2,270	2,274,970
4.00%, 07/15/29	2,230	2,231,969
4.70%, 12/15/28	2,342	2,389,368
4.75%, 02/15/29	2,500	2,555,645
4.85%, 03/15/30(a)	3,848	3,968,879
Regency Centers LP
2.95%, 09/15/29	2,500	2,417,430
3.70%, 06/15/30(a)	3,680	3,631,228
4.13%, 03/15/28	2,285	2,296,230
Rexford Industrial Realty LP
2.13%, 12/01/30(a)	3,585	3,248,424
5.00%, 06/15/28(a)	1,967	2,000,366
Sabra Health Care LP, 3.90%, 10/15/29(a)	1,975	1,945,181
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	2,815	2,809,108
4.38%, 05/28/30(a)(b)	4,595	4,654,855
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(b)(c)	6,060	6,143,071
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
1.75%, 02/01/28	$5,305	$5,109,505
2.20%, 02/01/31(a)	2,000	1,825,901
2.45%, 09/13/29	8,177	7,773,892
2.65%, 07/15/30(a)	4,730	4,469,751
3.38%, 06/15/27	4,212	4,191,416
3.38%, 12/01/27	4,110	4,083,404
4.30%, 01/15/31(a)	4,830	4,856,671
4.38%, 10/01/30	4,605	4,663,840
Store Capital LLC
2.75%, 11/18/30(a)	1,890	1,738,399
4.50%, 03/15/28	2,650	2,659,782
4.63%, 03/15/29(a)	1,700	1,707,847
4.95%, 02/11/31(b)	2,600	2,623,151
5.40%, 04/30/30	2,095	2,153,654
Sun Communities Operating LP, 2.30%, 11/01/28	2,835	2,707,841
Tanger Properties LP, 3.88%, 07/15/27	1,750	1,745,742
Trust 2401, 4.87%, 01/15/30(b)	585	578,594
UDR, Inc.
3.20%, 01/15/30(a)	3,755	3,644,542
3.50%, 07/01/27	1,705	1,695,724
3.50%, 01/15/28	2,010	1,993,706
4.40%, 01/26/29	2,190	2,212,333
Ventas Realty LP
3.00%, 01/15/30(a)	4,025	3,858,722
3.85%, 04/01/27	2,191	2,186,840
4.00%, 03/01/28	4,280	4,278,098
4.40%, 01/15/29	5,135	5,185,284
4.75%, 11/15/30	2,855	2,917,036
VICI Properties LP
4.75%, 02/15/28	7,027	7,096,855
4.75%, 04/01/28	1,705	1,721,751
4.95%, 02/15/30(a)	6,180	6,282,087
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	4,149	4,089,759
4.13%, 08/15/30(b)	6,550	6,397,586
4.50%, 01/15/28(a)(b)	1,435	1,440,413
4.63%, 12/01/29(b)	6,940	6,933,074
WEA Finance LLC
3.50%, 06/15/29(a)(b)	4,535	4,430,858
4.13%, 09/20/28(b)	1,265	1,260,126
Welltower OP LLC
2.05%, 01/15/29	2,928	2,782,798
2.75%, 01/15/31	1,440	1,353,755
3.10%, 01/15/30	5,185	5,013,565
4.13%, 03/15/29	3,405	3,424,364
4.25%, 04/15/28(a)	4,803	4,841,322
4.50%, 07/01/30(a)	6,760	6,884,451
Weyerhaeuser Co.
4.00%, 11/15/29	5,350	5,325,182
4.00%, 04/15/30	5,105	5,063,573
6.95%, 10/01/27	4,010	4,193,157
WP Carey, Inc.
3.85%, 07/15/29	2,225	2,207,300
4.65%, 07/15/30	2,850	2,894,789
		815,968,480
Retail — 1.8%
7-Eleven, Inc.
1.30%, 02/10/28(a)(b)	4,980	4,732,063
1.80%, 02/10/31(b)	4,000	3,553,015

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(b)	$4,910	$4,699,403
3.55%, 07/26/27(b)	4,614	4,591,457
4.15%, 09/29/28(b)	3,560	3,580,027
AutoNation, Inc.
1.95%, 08/01/28	1,950	1,857,014
3.80%, 11/15/27	1,450	1,444,647
4.45%, 01/15/29	2,785	2,805,873
4.75%, 06/01/30	2,895	2,936,682
AutoZone, Inc.
1.65%, 01/15/31	2,792	2,474,961
3.75%, 06/01/27	2,256	2,251,416
3.75%, 04/18/29	3,045	3,018,990
4.00%, 04/15/30(a)	4,480	4,460,625
4.50%, 02/01/28	2,355	2,381,303
5.10%, 07/15/29	4,132	4,263,688
5.13%, 06/15/30	3,920	4,062,994
6.25%, 11/01/28	2,482	2,621,546
Best Buy Co., Inc.
1.95%, 10/01/30(a)	4,335	3,917,916
4.45%, 10/01/28	2,542	2,569,506
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(a)(b)	2,630	2,666,989
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	6,770	7,038,292
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(a)(b)	2,500	2,522,482
Costco Wholesale Corp.
1.38%, 06/20/27	6,955	6,757,800
1.60%, 04/20/30	10,457	9,573,139
3.00%, 05/18/27(a)	2,820	2,802,761
Darden Restaurants, Inc.
3.85%, 05/01/27	2,240	2,235,945
4.35%, 10/15/27	1,575	1,585,792
4.55%, 10/15/29(a)	2,920	2,959,718
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(b)	2,110	2,088,612
Dollar General Corp.
3.50%, 04/03/30(a)	5,550	5,399,914
4.13%, 05/01/28	2,541	2,550,656
5.20%, 07/05/28(a)	2,875	2,948,420
Dollar Tree, Inc., 4.20%, 05/15/28	7,005	7,030,502
Genuine Parts Co.
1.88%, 11/01/30	2,725	2,403,790
4.95%, 08/15/29	5,210	5,277,833
6.50%, 11/01/28(a)	1,952	2,049,923
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	2,527	2,394,418
1.50%, 09/15/28	5,640	5,351,665
2.50%, 04/15/27	3,615	3,571,969
2.70%, 04/15/30	8,530	8,146,321
2.80%, 09/14/27(a)	5,402	5,334,149
2.88%, 04/15/27	3,577	3,545,238
2.95%, 06/15/29	10,492	10,229,536
3.75%, 09/15/28(a)	2,845	2,858,166
3.90%, 12/06/28(a)	5,496	5,525,665
3.95%, 09/15/30(a)	3,575	3,590,540
4.75%, 06/25/29(a)	7,594	7,820,504
4.88%, 06/25/27	5,225	5,302,351
4.90%, 04/15/29	4,930	5,084,640
InRetail Consumer, 3.25%, 03/22/28(b)	950	926,669
Security	Par (000)	Value
Retail (continued)
Lowe's Companies, Inc.
1.30%, 04/15/28	$5,545	$5,259,603
1.70%, 09/15/28	4,227	4,005,540
1.70%, 10/15/30	7,165	6,441,266
3.10%, 05/03/27(a)	6,794	6,731,503
3.35%, 04/01/27	2,454	2,440,863
3.65%, 04/05/29	9,220	9,145,559
4.50%, 04/15/30(a)	7,725	7,851,682
6.50%, 03/15/29(a)	1,950	2,092,449
6.88%, 02/15/28(a)	3,006	3,187,595
Lowe's Cos., Inc.
3.95%, 10/15/27	4,890	4,904,682
4.00%, 10/15/28	4,815	4,829,439
McDonald's Corp.
2.13%, 03/01/30(a)	4,940	4,610,692
2.63%, 09/01/29(a)	6,000	5,762,791
3.50%, 03/01/27	3,895	3,883,466
3.50%, 07/01/27	5,236	5,215,192
3.60%, 07/01/30(a)	5,640	5,576,783
3.80%, 04/01/28(a)	6,297	6,301,235
4.40%, 02/12/31(a)	800	813,159
4.60%, 05/15/30	3,830	3,917,364
4.80%, 08/14/28	3,509	3,590,388
5.00%, 05/17/29(a)	3,240	3,351,123
O'Reilly Automotive, Inc.
3.60%, 09/01/27	3,020	3,005,337
3.90%, 06/01/29(a)	3,762	3,748,969
4.20%, 04/01/30	3,225	3,238,323
4.35%, 06/01/28(a)	3,055	3,083,804
Starbucks Corp.
2.00%, 03/12/27	1,217	1,195,485
2.25%, 03/12/30	4,805	4,483,897
2.55%, 11/15/30(a)	7,340	6,859,474
3.50%, 03/01/28	4,134	4,108,444
3.55%, 08/15/29(a)	6,105	6,038,920
4.00%, 11/15/28(a)	5,063	5,081,122
4.50%, 05/15/28	5,190	5,253,259
4.80%, 05/15/30	3,231	3,329,341
Target Corp.
2.35%, 02/15/30	5,915	5,586,874
2.65%, 09/15/30	1,935	1,829,681
3.38%, 04/15/29(a)	6,435	6,365,784
4.35%, 06/15/28	2,460	2,494,691
TJX Companies, Inc.(The)
1.15%, 05/15/28	2,380	2,249,677
3.88%, 04/15/30	3,325	3,327,803
Tractor Supply Co., 1.75%, 11/01/30	4,160	3,725,968
Walmart, Inc.
2.38%, 09/24/29(a)	1,585	1,519,277
3.25%, 07/08/29(a)	5,200	5,153,498
3.70%, 06/26/28	7,391	7,410,134
3.90%, 04/15/28(a)	4,893	4,921,317
4.00%, 04/15/30	2,265	2,294,813
4.10%, 04/28/27	2,005	2,018,356
4.35%, 04/28/30(a)	5,127	5,236,894
5.88%, 04/05/27(a)	875	896,415
7.55%, 02/15/30(a)	5,505	6,291,760
		410,459,216
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30, (3-mo. SOFR US + 2.12%)(a)(b)(c)	$5,141	$5,100,590
4.13%, 10/18/32, (5-year USD ICE Swap + 1.85%)(a)(b)(c)	2,440	2,432,149
4.30%, 03/08/29(b)(c)	4,512	4,527,167
4.35%, 09/30/30(b)	4,065	4,095,049
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)(c)	4,945	5,003,299
4.85%, 07/27/27(a)(b)	4,461	4,526,003
5.13%, 07/29/29(b)	6,370	6,582,498
		32,266,755
Semiconductors — 1.9%
Advanced Micro Devices, Inc., 4.32%, 03/24/28(a)	3,875	3,924,066
Analog Devices, Inc.
1.70%, 10/01/28	4,198	3,988,555
3.45%, 06/15/27	2,220	2,213,477
4.25%, 06/15/28	4,810	4,864,669
4.50%, 06/15/30	4,415	4,515,041
Applied Materials, Inc.
1.75%, 06/01/30	4,945	4,517,782
3.30%, 04/01/27(a)	6,545	6,520,977
4.00%, 01/15/31(a)	2,980	2,982,793
4.80%, 06/15/29	4,870	5,017,845
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	3,840	3,825,078
Broadcom, Inc.
1.95%, 02/15/28	4,741	4,583,182
2.45%, 02/15/31	6,460	5,971,257
4.00%, 04/15/29(b)	4,560	4,573,565
4.15%, 11/15/30	10,610	10,643,324
4.20%, 10/15/30	7,365	7,406,302
4.30%, 01/15/31(a)	4,055	4,090,976
4.35%, 02/15/30	8,690	8,797,877
4.60%, 07/15/30	10,890	11,134,723
4.75%, 04/15/29	9,565	9,787,005
4.80%, 04/15/28	7,060	7,204,877
5.00%, 04/15/30	3,610	3,732,739
5.05%, 07/12/27(a)	2,762	2,807,804
5.05%, 07/12/29	13,420	13,885,480
5.05%, 04/15/30	6,160	6,385,097
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	5,800	6,052,465
5.90%, 01/25/30(b)	6,470	6,827,970
Intel Corp.
1.60%, 08/12/28	5,849	5,533,441
2.45%, 11/15/29	11,720	11,051,248
3.15%, 05/11/27	5,892	5,834,793
3.75%, 03/25/27	5,635	5,625,140
3.75%, 08/05/27	6,857	6,834,735
3.90%, 03/25/30	9,295	9,187,978
4.00%, 08/05/29	4,530	4,518,915
4.88%, 02/10/28	10,574	10,741,566
5.00%, 02/21/31	2,100	2,161,218
5.13%, 02/10/30	7,540	7,783,396
KLA Corp., 4.10%, 03/15/29	4,855	4,884,191
Lam Research Corp.
1.90%, 06/15/30(a)	5,325	4,894,746
4.00%, 03/15/29	6,121	6,147,060
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology, Inc.
2.45%, 04/15/28	$4,840	$4,685,290
4.75%, 07/15/30	3,095	3,155,319
4.88%, 06/22/28(a)	2,800	2,853,743
5.75%, 02/15/29	3,050	3,187,243
Microchip Technology, Inc.
4.90%, 03/15/28	5,555	5,646,916
5.05%, 03/15/29(a)	6,482	6,651,784
5.05%, 02/15/30	5,677	5,829,768
Micron Technology, Inc., 5.30%, 01/15/31	5,330	5,598,055
NVIDIA Corp.
1.55%, 06/15/28	7,578	7,240,385
2.85%, 04/01/30(a)	10,140	9,754,318
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,382	3,500,082
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	2,638	2,614,785
3.40%, 05/01/30	5,979	5,794,440
4.30%, 08/19/28	2,840	2,859,004
4.30%, 06/18/29(a)	6,495	6,533,357
4.40%, 06/01/27	2,810	2,823,999
Qorvo, Inc., 4.38%, 10/15/29(a)	5,300	5,217,166
QUALCOMM, Inc.
1.30%, 05/20/28	5,700	5,410,108
2.15%, 05/20/30	7,005	6,515,446
3.25%, 05/20/27(a)	11,110	11,052,549
4.50%, 05/20/30(a)	3,770	3,845,146
SK Hynix, Inc.
2.38%, 01/19/31(b)	200	185,751
4.25%, 09/11/28(b)	4,285	4,320,033
4.38%, 09/11/30(b)	4,570	4,636,737
5.50%, 01/16/29(a)(b)	6,040	6,292,103
6.38%, 01/17/28(a)(b)	5,455	5,697,083
Texas Instruments, Inc.
1.75%, 05/04/30	4,735	4,349,493
2.25%, 09/04/29	5,110	4,853,439
2.90%, 11/03/27(a)	2,953	2,918,447
4.50%, 05/23/30	3,505	3,577,648
4.60%, 02/15/28(a)	3,972	4,037,220
4.60%, 02/08/29	4,030	4,128,897
TSMC Arizona Corp.
3.88%, 04/22/27	5,125	5,129,064
4.13%, 04/22/29(a)	2,330	2,343,629
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	4,170	3,992,503
1.38%, 09/28/30(a)(b)	8,620	7,709,519
1.75%, 04/23/28(b)	5,665	5,429,140
4.38%, 07/22/27(a)(b)	2,275	2,291,215
Xilinx, Inc., 2.38%, 06/01/30	5,243	4,917,139
		429,031,316
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	3,760	3,588,589
3.48%, 12/01/27(a)	3,105	3,079,713
4.20%, 05/01/30(a)	1,785	1,781,582
5.35%, 01/15/30	4,070	4,223,170
		12,673,054
Software — 1.9%
Adobe, Inc.
2.30%, 02/01/30	8,217	7,699,126
4.75%, 01/17/28(a)	5,165	5,263,664

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.80%, 04/04/29	$5,930	$6,088,299
4.85%, 04/04/27	2,245	2,270,852
4.95%, 01/17/30	3,970	4,104,342
Atlassian Corp., 5.25%, 05/15/29	3,835	3,902,715
Autodesk, Inc.
2.85%, 01/15/30	3,445	3,281,643
3.50%, 06/15/27	2,547	2,531,698
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	5,185	4,912,958
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,659	2,671,987
4.30%, 09/10/29	6,615	6,682,310
Concentrix Corp.
6.50%, 03/01/29	2,785	2,752,631
6.60%, 08/02/28(a)	4,845	4,887,200
Constellation Software, Inc., 5.16%, 02/16/29(a)(b)	4,055	4,121,707
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	4,548	4,339,865
3.75%, 05/21/29	3,575	3,523,659
Fiserv, Inc.
2.25%, 06/01/27	5,553	5,425,901
2.65%, 06/01/30	6,190	5,741,812
3.50%, 07/01/29	17,825	17,315,003
4.20%, 10/01/28	5,780	5,781,441
4.55%, 02/15/31	6,120	6,100,725
4.75%, 03/15/30	5,325	5,366,656
5.15%, 03/15/27	3,225	3,256,126
5.38%, 08/21/28	4,070	4,171,274
5.45%, 03/02/28	6,153	6,293,888
Intuit, Inc.
1.35%, 07/15/27	1,747	1,689,908
1.65%, 07/15/30(a)	4,365	3,940,602
5.13%, 09/15/28	4,362	4,490,062
Microsoft Corp.
1.35%, 09/15/30(a)	2,650	2,395,376
3.40%, 06/15/27(a)	1,921	1,917,798
MSCI, Inc.
3.63%, 09/01/30(a)(b)	5,520	5,281,992
3.88%, 02/15/31(a)(b)	5,575	5,346,090
4.00%, 11/15/29(a)(b)	6,515	6,388,787
Open Text Corp., 6.90%, 12/01/27(b)	5,655	5,803,252
Oracle Corp.
2.30%, 03/25/28	11,250	10,783,277
2.80%, 04/01/27	12,586	12,400,772
2.95%, 04/01/30	18,990	17,672,545
3.25%, 11/15/27	15,793	15,508,070
3.25%, 05/15/30(a)	3,545	3,335,039
4.20%, 09/27/29	8,592	8,486,468
4.45%, 09/26/30	17,490	17,153,382
4.50%, 05/06/28(a)	4,032	4,055,994
4.55%, 02/04/29(a)	19,875	19,912,718
4.65%, 05/06/30	4,480	4,471,448
4.80%, 08/03/28(a)	8,385	8,475,491
4.95%, 02/04/31	19,645	19,604,761
6.15%, 11/09/29	6,945	7,276,900
Paychex, Inc., 5.10%, 04/15/30	9,625	9,829,581
Roper Technologies, Inc.
1.40%, 09/15/27	3,514	3,379,571
1.75%, 02/15/31	2,000	1,756,912
2.00%, 06/30/30	5,000	4,540,007
Security	Par (000)	Value
Software (continued)
2.95%, 09/15/29	$4,625	$4,433,977
4.20%, 09/15/28	5,008	5,020,681
4.25%, 09/15/28(a)	2,255	2,265,156
4.45%, 09/15/30	2,790	2,806,668
4.50%, 10/15/29	3,300	3,341,364
Salesforce, Inc.
1.50%, 07/15/28	6,382	6,042,263
3.70%, 04/11/28(a)	8,547	8,527,721
ServiceNow, Inc., 1.40%, 09/01/30	9,720	8,610,348
Synopsys, Inc.
4.55%, 04/01/27	5,030	5,067,552
4.65%, 04/01/28	5,425	5,494,091
4.85%, 04/01/30	13,205	13,521,538
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	3,132	3,123,622
4.95%, 03/28/28	6,278	6,385,424
5.40%, 06/12/29	2,885	2,990,271
VMware LLC
1.80%, 08/15/28(a)	4,756	4,522,743
4.70%, 05/15/30(a)	5,345	5,464,685
Workday, Inc.
3.50%, 04/01/27	5,555	5,524,918
3.70%, 04/01/29	5,110	5,027,127
		432,554,434
Telecommunications — 2.8%
America Movil SAB de CV
2.88%, 05/07/30	6,635	6,303,034
3.63%, 04/22/29	7,447	7,341,212
AT&T, Inc.
1.65%, 02/01/28	13,364	12,815,477
2.30%, 06/01/27	14,023	13,755,720
4.10%, 02/15/28	10,930	10,962,892
4.25%, 03/01/27	8,675	8,696,759
4.30%, 02/15/30(a)	18,464	18,639,225
4.35%, 03/01/29(a)	17,257	17,451,181
4.70%, 08/15/30(a)	5,450	5,587,986
British Telecommunications PLC
3.25%, 11/08/29(b)	6,465	6,269,289
5.13%, 12/04/28	4,599	4,720,916
9.63%, 12/15/30	14,814	18,124,037
Cisco Systems, Inc.
4.55%, 02/24/28	5,095	5,175,033
4.75%, 02/24/30	6,160	6,353,057
4.85%, 02/26/29	14,975	15,421,640
4.95%, 02/26/31	14,165	14,746,036
Deutsche Telekom International Finance BV
4.38%, 06/21/28(b)	6,515	6,569,789
8.75%, 06/15/30(a)	19,967	23,429,395
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	8,000	8,004,608
6.00%, 01/15/30(b)	5,600	5,661,342
6.75%, 05/01/29(b)	5,600	5,621,336
Frontier Florida LLC, Series E, 6.86%, 02/01/28(a)	300	312,371
Juniper Networks, Inc.
2.00%, 12/10/30(a)	2,150	1,931,026
3.75%, 08/15/29	3,360	3,301,525
Koninklijke KPN NV, 8.38%, 10/01/30	2,935	3,441,136
KT Corp.
4.13%, 02/02/28(b)	730	732,372
4.38%, 01/03/29(b)	680	688,696
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions, Inc.
2.30%, 11/15/30	$5,365	$4,935,949
4.60%, 02/23/28	4,472	4,520,378
4.60%, 05/23/29	4,383	4,451,391
4.85%, 08/15/30	3,250	3,338,438
5.00%, 04/15/29	3,165	3,254,445
NBN Co. Ltd.
4.00%, 10/01/27(a)(b)	2,960	2,966,603
4.15%, 09/16/30(a)(b)	2,800	2,816,101
4.25%, 10/01/29(a)(b)	2,655	2,687,157
5.75%, 10/06/28(b)	4,694	4,904,150
Nokia OYJ, 4.38%, 06/12/27	2,714	2,712,537
NTT Finance Corp.
1.59%, 04/03/28(b)	7,675	7,321,547
4.37%, 07/27/27(b)	2,900	2,918,496
4.57%, 07/16/27(b)	7,060	7,124,044
4.62%, 07/16/28(b)	9,775	9,922,674
4.88%, 07/16/30(b)	14,405	14,778,428
5.10%, 07/02/27(a)(b)	3,425	3,480,355
5.11%, 07/02/29(b)	6,060	6,254,063
Ooredoo International Finance Ltd., 3.88%, 01/31/28(a)(b)	2,405	2,410,755
Orange SA
4.00%, 01/13/29(a)(b)	5,305	5,321,500
4.25%, 01/13/31(a)(b)	8,675	8,689,136
Rogers Communications, Inc.
3.20%, 03/15/27	7,015	6,963,635
5.00%, 02/15/29	7,997	8,181,200
Saudi Telecom Co., 3.89%, 05/13/29(b)	7,450	7,377,305
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,225	1,267,801
SoftBank Corp., 4.70%, 07/09/30(a)(b)	4,025	4,083,163
Sprint Capital Corp., 6.88%, 11/15/28	16,070	17,239,071
STC Sukuk Co. II Ltd., 4.49%, 01/15/31(b)	4,500	4,511,534
Telefonica Emisiones SA, 4.10%, 03/08/27	6,902	6,908,062
Telefonica Europe BV, 8.25%, 09/15/30	4,860	5,617,497
TELUS Corp., 3.70%, 09/15/27	2,735	2,719,871
T-Mobile USA, Inc.
2.05%, 02/15/28	10,779	10,411,135
2.40%, 03/15/29	3,824	3,653,122
2.55%, 02/15/31	13,425	12,427,355
2.63%, 02/15/29	6,445	6,202,321
3.38%, 04/15/29	14,373	14,112,395
3.75%, 04/15/27	22,327	22,291,674
3.88%, 04/15/30	40,100	39,791,727
4.20%, 10/01/29(a)	5,385	5,428,363
4.80%, 07/15/28	5,641	5,750,558
4.85%, 01/15/29	5,992	6,138,636
4.95%, 03/15/28	5,535	5,648,535
Verizon Communications, Inc.
1.50%, 09/18/30	6,040	5,399,739
1.68%, 10/30/30(a)	5,620	5,042,184
1.75%, 01/20/31	10,755	9,617,404
2.10%, 03/22/28(a)	13,126	12,683,619
3.15%, 03/22/30(a)	7,425	7,185,807
3.88%, 02/08/29(a)	6,213	6,220,579
4.02%, 12/03/29	18,135	18,161,523
4.13%, 03/16/27(a)	1,615	1,620,759
4.33%, 09/21/28(a)	15,782	15,950,021
7.75%, 12/01/30	3,420	3,943,265
Vodafone Group PLC
4.38%, 05/30/28(a)	1,395	1,417,431
Security	Par (000)	Value
Telecommunications (continued)
7.88%, 02/15/30	$4,520	$5,155,986
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(a)(b)	715	694,669
		626,683,183
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	2,590	2,574,087
3.90%, 11/19/29	5,465	5,418,050
Mattel, Inc.
3.75%, 04/01/29(b)	4,535	4,446,601
5.00%, 11/17/30(a)	3,880	3,939,571
5.88%, 12/15/27(b)	3,717	3,717,847
		20,096,156
Transportation — 0.8%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	3,685	3,727,182
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	1,718	1,710,306
7.95%, 08/15/30	625	726,878
Canadian National Railway Co., 6.90%, 07/15/28	2,600	2,776,506
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	2,980	2,766,535
2.88%, 11/15/29	2,855	2,756,064
4.00%, 06/01/28	2,760	2,767,044
4.80%, 03/30/30(a)	3,885	3,999,174
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,295	4,304,993
CSX Corp.
2.40%, 02/15/30	2,575	2,430,879
3.25%, 06/01/27	4,487	4,458,326
3.80%, 03/01/28	4,963	4,966,873
4.25%, 03/15/29	5,567	5,640,318
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)	2,410	2,339,749
FedEx Corp.
3.10%, 08/05/29	6,174	5,994,589
3.40%, 02/15/28	985	977,480
4.25%, 05/15/30(a)	4,680	4,722,098
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(b)	275	275,625
GXO Logistics, Inc., 6.25%, 05/06/29	3,927	4,145,921
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	5,145	5,288,071
Kirby Corp., 4.20%, 03/01/28(a)	2,385	2,392,203
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	6,795	6,772,135
Norfolk Southern Corp.
2.55%, 11/01/29	2,926	2,786,568
3.15%, 06/01/27	950	942,164
3.80%, 08/01/28(a)	3,362	3,358,965
5.05%, 08/01/30	4,505	4,685,485
7.25%, 02/15/31(a)	1,735	1,971,494
7.80%, 05/15/27	3,305	3,458,375
Ryder System, Inc.
2.85%, 03/01/27	2,100	2,078,856
4.30%, 06/15/27	1,990	1,996,895
4.30%, 12/01/30	1,680	1,687,261
4.85%, 06/15/30(a)	1,960	2,012,398
4.90%, 12/01/29	2,090	2,146,518
4.95%, 09/01/29(a)	2,390	2,451,628
5.00%, 03/15/30(a)	3,085	3,178,643

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.25%, 06/01/28	$3,868	$3,973,472
5.30%, 03/15/27	1,665	1,687,067
5.38%, 03/15/29	2,685	2,786,277
5.50%, 06/01/29	1,730	1,804,697
5.65%, 03/01/28	3,011	3,104,195
6.30%, 12/01/28(a)	2,200	2,328,692
Union Pacific Corp.
2.40%, 02/05/30	5,416	5,121,150
3.00%, 04/15/27(a)	2,482	2,464,739
3.70%, 03/01/29	3,489	3,481,128
3.95%, 09/10/28	5,870	5,896,816
6.63%, 02/01/29	3,790	4,094,540
United Parcel Service of America, Inc., 7.62%, 04/01/30(d)	2,325	2,646,357
United Parcel Service, Inc.
2.50%, 09/01/29	2,789	2,679,762
3.05%, 11/15/27(a)	5,476	5,428,893
3.40%, 03/15/29	4,819	4,778,475
4.45%, 04/01/30	4,375	4,479,443
4.65%, 10/15/30(a)	1,130	1,167,479
Walmart, Inc.
1.50%, 09/22/28	7,763	7,384,708
3.95%, 09/09/27	4,488	4,511,775
XPO, Inc., 6.25%, 06/01/28(a)(b)	5,820	5,913,568
		184,427,432
Trucking & Leasing — 0.4%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	3,985	4,041,691
DAE Funding LLC, 3.38%, 03/20/28(b)	5,775	5,640,512
GATX Corp.
3.50%, 03/15/28	1,560	1,544,339
3.85%, 03/30/27(a)	1,188	1,186,762
4.00%, 06/30/30	3,280	3,258,525
4.55%, 11/07/28	1,245	1,260,890
4.70%, 04/01/29	2,896	2,949,623
5.40%, 03/15/27	1,190	1,206,789
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(a)(b)	1,945	1,883,467
4.20%, 04/01/27(a)(b)	2,676	2,681,313
4.40%, 07/01/27(a)(b)	4,140	4,158,249
4.55%, 01/15/31(b)	3,645	3,668,038
5.25%, 07/01/29(a)(b)	4,165	4,298,694
5.25%, 02/01/30(b)	4,130	4,277,299
5.35%, 03/30/29(b)	3,065	3,166,923
5.55%, 05/01/28(b)	5,120	5,269,814
5.70%, 02/01/28(b)	4,520	4,644,143
5.88%, 11/15/27(a)(b)	3,017	3,101,691
6.05%, 08/01/28(a)(b)	6,605	6,885,527
6.20%, 06/15/30(a)(b)	1,920	2,060,507
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	2,375	2,282,514
5.10%, 04/01/30(a)(b)	3,580	3,687,313
5.30%, 04/03/29(a)(b)	4,610	4,759,167
5.45%, 05/03/28(a)(b)	4,190	4,301,082
		82,214,872
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29	$1,000	$994,507
6.00%, 06/16/30(a)	2,395	2,386,275
		3,380,782
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30(a)	3,080	2,947,950
2.95%, 09/01/27	4,347	4,298,412
3.45%, 06/01/29	4,370	4,311,986
3.75%, 09/01/28	2,990	2,985,826
Essential Utilities, Inc.
2.70%, 04/15/30	3,040	2,876,109
3.57%, 05/01/29(a)	2,515	2,476,816
4.80%, 08/15/27(a)	2,620	2,647,806
United Utilities PLC, 6.88%, 08/15/28	2,320	2,470,431
		25,015,336
Total Corporate Bonds & Notes — 97.6% (Cost: $21,749,701,206)		22,074,245,584
Foreign Government Obligations
Japan — 0.0%
Development Bank of Japan, Inc., 4.00%, 08/28/27(b)	355	356,659
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)	70,620	71,848,082
South Korea — 0.3%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	2,160	2,164,860
4.75%, 02/13/28(a)(b)	2,270	2,309,407
5.50%, 04/06/28(a)(b)	3,725	3,850,572
Korea Gas Corp.
3.13%, 07/20/27(b)	3,003	2,976,068
3.88%, 07/13/27(a)(b)	5,205	5,211,465
4.25%, 07/10/30(b)	230	233,726
4.88%, 07/05/28(a)(b)	5,745	5,885,443
5.00%, 07/08/29(b)	2,320	2,405,646
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	3,623	3,591,867
4.25%, 07/27/27(b)	5,210	5,245,016
4.63%, 07/29/29(a)(b)	2,400	2,447,351
5.00%, 07/18/28(a)(b)	2,970	3,046,644
Korea National Oil Corp.
2.13%, 04/18/27(b)	5,000	4,905,542
3.38%, 03/27/27(b)	3,000	2,985,739
4.00%, 09/29/28(b)	2,500	2,501,930
4.13%, 09/30/27(a)(b)	3,000	3,012,579
4.13%, 09/29/30(b)	1,500	1,509,581
4.25%, 09/30/29(b)	3,000	3,034,405
4.75%, 03/31/30(a)(b)	2,000	2,059,951
4.88%, 04/03/27(a)(b)	3,000	3,032,913
4.88%, 04/03/28(a)(b)	3,000	3,060,768
4.88%, 04/03/29(b)	4,000	4,112,543
		69,584,016
Total Foreign Government Obligations — 0.6% (Cost: $140,781,911)		141,788,757
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13% , (5-year CMT + 2.82%)(c)(e)	$2,350	$2,443,617
7.25% , (5-year CMT + 2.88%)(a)(c)(e)	1,075	1,099,072
		3,542,689
Total U.S. Government Agency Obligations — 0.0% (Cost: $3,547,193)		3,542,689
Total Long-Term Investments — 98.2% (Cost: $21,894,030,310)		22,219,577,030
	Shares
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(g)(h)(i)	1,446,351,749	1,447,074,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	240,000	240,000
Total Short-Term Securities — 6.4% (Cost: $1,446,626,649)		1,447,314,925
Total Investments — 104.6% (Cost: $23,340,656,959)		23,666,891,955
Liabilities in Excess of Other Assets — (4.6)%		(1,049,965,290)
Net Assets — 100.0%		$22,616,926,665

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,677,629,373	$—	$(230,555,424)(a)	$31,030	$(30,054)	$1,447,074,925	1,446,351,749	$4,781,392 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	34,660,000	—	(34,420,000)(a)	—	—	240,000	240,000	2,440,245	—
				$31,030	$(30,054)	$1,447,314,925		$7,221,637	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$22,074,245,584	$—	$22,074,245,584
Foreign Government Obligations	—	141,788,757	—	141,788,757
U.S. Government Agency Obligations	—	3,542,689	—	3,542,689
Short-Term Securities
Money Market Funds	1,447,314,925	—	—	1,447,314,925
	$1,447,314,925	$22,219,577,030	$—	$23,666,891,955
See notes to financial statements.
Schedule of Investments

Schedule of Investments
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.40%, 03/01/31	$2,882	$2,627,818
2.60%, 08/01/31(a)	5,604	5,106,840
5.00%, 06/02/33	2,450	2,450,324
5.30%, 11/01/34(a)	4,610	4,647,775
5.30%, 06/02/36	2,450	2,431,659
5.38%, 06/15/33	2,139	2,212,928
		19,477,344
Aerospace & Defense — 1.3%
BAE Systems PLC
5.25%, 03/26/31(b)	3,220	3,373,399
5.30%, 03/26/34(a)(b)	10,375	10,923,623
Boeing Co.(The)
3.25%, 02/01/35(a)	5,771	5,144,673
3.30%, 03/01/35(a)	1,775	1,570,889
3.60%, 05/01/34	6,376	5,881,016
6.13%, 02/15/33	2,692	2,942,453
6.39%, 05/01/31	6,750	7,378,229
6.53%, 05/01/34	17,134	19,210,244
Embraer Netherlands Finance BV, 5.98%, 02/11/35	4,600	4,939,250
GE Capital Funding LLC, 4.55%, 05/15/32	3,260	3,321,357
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	6,172	6,093,870
General Dynamics Corp.
2.25%, 06/01/31(a)	3,483	3,196,948
4.95%, 08/15/35(a)	4,925	5,093,559
General Electric Co.
4.90%, 01/29/36(a)	3,695	3,790,182
6.75%, 03/15/32(a)	9,007	10,294,218
HEICO Corp., 5.35%, 08/01/33(a)	3,973	4,169,992
Hexcel Corp., 5.88%, 02/26/35	1,915	2,038,506
Howmet Aerospace, Inc.
4.55%, 11/15/32	3,035	3,093,345
4.85%, 10/15/31	3,515	3,648,895
L3Harris Technologies, Inc.
4.85%, 04/27/35(a)	3,033	3,062,059
5.25%, 06/01/31	4,815	5,045,496
5.35%, 06/01/34(a)	5,492	5,730,556
5.40%, 07/31/33	10,558	11,123,361
Lockheed Martin Corp.
3.60%, 03/01/35(a)	3,684	3,450,346
3.90%, 06/15/32(a)	5,662	5,625,903
4.70%, 12/15/31(a)	6,060	6,281,564
4.75%, 02/15/34(a)	5,655	5,811,299
4.80%, 08/15/34	4,465	4,570,554
5.00%, 08/15/35(a)	5,899	6,096,300
5.25%, 01/15/33(a)	7,038	7,491,716
Northrop Grumman Corp.
4.70%, 03/15/33(a)	6,705	6,849,882
4.90%, 06/01/34	5,675	5,821,187
5.25%, 07/15/35(a)	4,055	4,244,719
RTX Corp.
1.90%, 09/01/31	7,855	6,991,494
2.38%, 03/15/32	7,275	6,558,416
5.15%, 02/27/33(a)	8,713	9,118,234
5.40%, 05/01/35(a)	3,676	3,909,235
6.00%, 03/15/31	6,545	7,103,082
Security	Par (000)	Value
Aerospace & Defense (continued)
6.10%, 03/15/34(a)	$10,018	$11,076,310
		232,066,361
Agriculture — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	12,545	11,258,683
5.25%, 08/06/35	3,615	3,705,850
5.63%, 02/06/35(a)	3,640	3,826,597
6.88%, 11/01/33	3,400	3,875,564
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	5,094	4,738,554
4.50%, 08/15/33(a)	3,595	3,640,680
5.38%, 09/15/35	2,220	2,364,927
5.94%, 10/01/32	2,440	2,672,806
BAT Capital Corp.
2.73%, 03/25/31(a)	8,419	7,850,776
4.63%, 03/22/33	3,085	3,097,974
4.74%, 03/16/32(a)	6,116	6,226,699
5.35%, 08/15/32	6,700	7,034,900
5.63%, 08/15/35(a)	8,395	8,853,200
6.00%, 02/20/34(a)	6,180	6,707,368
6.42%, 08/02/33(a)	9,408	10,464,157
7.75%, 10/19/32(a)	4,127	4,865,819
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	6,729	6,260,748
3.20%, 04/21/31	4,150	3,946,094
4.65%, 09/17/34(a)	5,505	5,482,427
5.15%, 08/04/35(a)	4,710	4,832,935
5.25%, 04/21/32(a)	2,275	2,374,199
Cargill, Inc.
2.13%, 11/10/31(b)	7,853	7,063,706
4.00%, 06/22/32(b)	4,865	4,789,482
4.75%, 04/24/33(a)(b)	3,099	3,154,138
5.13%, 10/11/32(a)(b)	3,745	3,931,790
5.13%, 02/11/35(a)(b)	3,215	3,349,811
Imperial Brands Finance PLC
5.63%, 07/01/35(b)	5,915	6,126,391
5.88%, 07/01/34(b)	5,150	5,450,702
Japan Tobacco, Inc., 5.85%, 06/15/35(b)	5,515	5,968,290
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,515	3,981,672
Philip Morris International, Inc.
4.25%, 10/29/32(a)	5,685	5,669,764
4.63%, 10/29/35(a)	5,740	5,690,030
4.75%, 11/01/31	6,160	6,335,135
4.88%, 04/30/35(a)	4,145	4,209,502
4.90%, 11/01/34(a)	5,445	5,565,902
5.25%, 02/13/34	11,345	11,883,451
5.38%, 02/15/33(a)	14,808	15,635,795
5.63%, 09/07/33(a)	7,480	8,019,426
5.75%, 11/17/32(a)	9,895	10,672,862
Reynolds American, Inc., 5.70%, 08/15/35	3,755	3,962,334
		235,541,140
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)(b)	4,340	4,425,475
Southwest Airlines Co., 5.25%, 11/15/35	4,655	4,616,930
		9,042,405
Apparel — 0.1%
Gildan Activewear, Inc., 5.40%, 10/07/35(a)(b)	3,860	3,902,906
Ralph Lauren Corp., 5.00%, 06/15/32(a)	3,400	3,538,597

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Tapestry, Inc.
3.05%, 03/15/32(a)	$3,017	$2,803,569
5.50%, 03/11/35	4,870	5,051,455
		15,296,527
Auto Manufacturers — 2.5%
American Honda Finance Corp.
4.85%, 10/23/31(a)	6,290	6,469,414
4.90%, 01/10/34(a)	4,930	5,007,945
5.05%, 07/10/31(a)	6,395	6,631,001
5.10%, 01/08/36(a)	3,585	3,615,270
5.15%, 07/09/32	5,235	5,435,102
5.20%, 03/05/35(a)	3,530	3,613,716
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	3,687	3,260,693
2.55%, 04/01/31(b)	3,455	3,187,678
3.70%, 04/01/32(a)(b)	3,310	3,183,814
4.85%, 08/13/31(a)(b)	4,429	4,536,047
5.15%, 08/11/33(a)(b)	4,198	4,345,115
5.15%, 04/02/34(a)(b)	3,760	3,873,427
5.20%, 08/11/35(a)(b)	3,680	3,761,975
5.40%, 03/21/35(a)(b)	3,915	4,081,404
Cummins, Inc.
5.15%, 02/20/34(a)	5,280	5,507,754
5.30%, 05/09/35	6,760	7,089,985
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	5,355	4,843,315
5.00%, 10/12/32(a)(b)	3,940	4,040,636
5.38%, 01/13/32(b)	4,375	4,568,622
5.38%, 01/18/34(b)	3,775	3,907,851
5.38%, 06/25/34(a)(b)	3,450	3,578,154
5.50%, 09/20/33(a)(b)	3,428	3,601,649
5.63%, 01/13/35(a)(b)	4,055	4,259,779
Ford Motor Co.
3.25%, 02/12/32	16,596	14,938,113
6.10%, 08/19/32(a)	11,670	12,215,236
7.45%, 07/16/31(a)	8,355	9,343,420
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	7,750	7,222,021
5.75%, 04/06/33	5,120	5,217,378
5.87%, 10/31/35(a)	6,470	6,492,171
6.05%, 03/05/31(a)	6,275	6,529,900
6.05%, 11/05/31	9,985	10,391,563
6.13%, 03/08/34	11,085	11,458,980
6.50%, 02/07/35(a)	8,815	9,240,921
6.53%, 03/19/32(a)	5,390	5,738,544
7.12%, 11/07/33	9,315	10,178,945
General Motors Co.
5.00%, 04/01/35(a)	5,680	5,642,141
5.60%, 10/15/32(a)	8,040	8,471,269
6.25%, 04/15/35(a)	4,285	4,599,925
General Motors Financial Co., Inc.
2.70%, 06/10/31	6,735	6,188,327
3.10%, 01/12/32	9,516	8,800,463
5.45%, 09/06/34(a)	6,101	6,261,459
5.45%, 01/08/36(a)	1,665	1,693,920
5.60%, 06/18/31(a)	7,010	7,365,600
5.63%, 04/04/32	6,405	6,733,352
5.90%, 01/07/35	7,714	8,108,079
5.95%, 04/04/34(a)	9,071	9,623,368
6.10%, 01/07/34	10,600	11,365,386
6.15%, 07/15/35(a)	6,285	6,713,211
Security	Par (000)	Value
Auto Manufacturers (continued)
6.40%, 01/09/33(a)	$7,463	$8,122,546
Honda Motor Co. Ltd.
2.97%, 03/10/32	4,988	4,617,686
5.34%, 07/08/35(a)	6,775	7,014,668
Hyundai Capital America
4.75%, 09/26/31(a)(b)	4,060	4,136,528
4.80%, 01/10/33(b)	3,500	3,532,765
5.40%, 06/24/31(b)	4,755	4,983,857
5.40%, 03/29/32(a)(b)	2,660	2,791,790
5.40%, 06/23/32(b)	2,960	3,107,650
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	3,042	2,789,698
5.00%, 01/11/34(a)(b)	5,190	5,291,077
5.05%, 08/03/33(a)(b)	5,445	5,582,662
5.13%, 08/01/34(a)(b)	3,620	3,702,773
5.45%, 04/01/35(a)(b)	1,960	2,054,343
PACCAR Financial Corp., 5.00%, 03/22/34	2,225	2,312,908
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(a)(b)	9,862	8,619,691
6.38%, 09/12/32(a)(b)	5,088	5,309,919
6.45%, 03/18/35(a)(b)	6,955	7,188,901
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,143	2,906,632
5.05%, 06/30/35(a)	3,010	3,133,147
5.12%, 07/13/33(a)	2,865	3,003,359
Toyota Motor Credit Corp.
1.90%, 09/12/31	6,392	5,698,414
2.40%, 01/13/32(a)	3,098	2,818,088
4.60%, 10/10/31(a)	7,370	7,540,465
4.65%, 09/03/32	4,640	4,737,125
4.70%, 01/12/33	3,591	3,677,089
4.80%, 01/05/34(a)	6,405	6,564,686
5.10%, 03/21/31	5,955	6,231,276
5.35%, 01/09/35	5,797	6,135,852
Series B, 4.80%, 01/11/36(a)	4,375	4,414,113
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(a)(b)	3,610	3,755,832
5.65%, 03/25/32(b)	3,805	3,981,017
5.80%, 03/27/35(a)(b)	3,960	4,153,574
5.90%, 09/12/33(a)(b)	3,555	3,768,871
		456,613,040
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32(a)	5,141	4,863,539
5.15%, 09/13/34(a)	3,690	3,787,618
BorgWarner, Inc., 5.40%, 08/15/34(a)	2,985	3,101,729
Lear Corp., 2.60%, 01/15/32	2,355	2,135,685
LG Energy Solution Ltd.
5.50%, 07/02/34(b)	3,205	3,356,023
5.88%, 04/02/35(b)	4,695	4,942,595
Magna International, Inc.
5.50%, 03/21/33(a)	3,636	3,826,227
5.88%, 06/01/35(a)	2,825	3,025,503
		29,038,919
Banks — 24.0%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(c)	5,871	5,386,669
4.83%, 02/26/36(b)	2,400	2,395,128
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(c)	4,805	4,990,822
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(a)(b)(c)	$6,160	$6,564,207
ASB Bank Ltd., 2.38%, 10/22/31(a)(b)	2,435	2,212,311
Australia & New Zealand Banking Group Ltd.
5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)(c)	7,770	7,917,375
5.82%, 06/18/36, (1-year CMT + 1.35%)(a)(b)(c)	10,510	11,039,895
6.74%, 12/08/32(a)(b)	7,403	8,280,331
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/36	5,200	5,169,661
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(c)	6,368	6,810,683
7.88%, 11/15/34, (1-year CMT + 3.30%)(c)	4,800	5,607,127
Banco de Chile, 2.99%, 12/09/31(a)(b)	2,270	2,099,946
Banco de Credito del Peru SA, 5.65%, 01/15/37, (5-year CMT + 1.96%)(b)(c)	2,620	2,638,078
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,405	2,238,973
Banco Santander Chile, 3.18%, 10/26/31(b)	2,155	2,017,145
Banco Santander SA
2.96%, 03/25/31(a)	8,476	7,931,311
3.23%, 11/22/32, (1-year CMT + 1.60%)(c)	7,229	6,668,087
5.13%, 11/06/35	5,855	5,891,822
5.44%, 07/15/31	11,520	12,185,020
6.03%, 01/17/35	6,745	7,268,371
6.35%, 03/14/34(a)	8,620	9,307,740
6.92%, 08/08/33	14,040	15,614,440
6.94%, 11/07/33(a)	9,750	11,267,075
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)(b)(c)	5,735	5,279,132
5.08%, 11/26/35(b)	975	988,766
5.50%, 09/21/33(b)	4,855	5,091,142
5.65%, 07/05/34(a)(b)	8,055	8,508,345
6.06%, 03/25/40, (5-year CMT + 1.78%)(b)(c)	6,380	6,647,845
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)(c)	26,655	24,047,920
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	16,948	14,996,553
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	23,640	21,536,716
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	29,538	27,349,871
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	26,318	24,328,322
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	17,328	16,398,986
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	28,349	28,464,342
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	34,628	35,645,497
5.05%, 02/06/37, (1-day SOFR + 1.13%)(c)	18,750	19,020,438
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	34,183	35,476,633
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	17,090	17,507,244
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	13,715	14,366,189
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	34,615	36,276,390
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	23,700	24,875,329
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)(c)	24,313	24,950,461
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	15,950	16,669,573
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)(c)	25,717	27,611,044
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	500	463,583
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	7,922	7,230,588
5.51%, 06/04/31	6,411	6,794,535
7.30%, 11/26/84, (5-year CMT + 3.01%)(a)(c)	5,450	5,802,882
Bank of New York Mellon Corp.(The)
1.80%, 07/28/31	240	213,702
Security	Par (000)	Value
Banks (continued)
2.50%, 01/26/32(a)	$3,774	$3,459,019
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)(c)	4,920	4,882,538
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	5,083	5,146,270
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	6,896	7,074,995
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	9,065	9,432,166
5.19%, 03/14/35, (1-day SOFR + 1.42%)(c)	7,119	7,405,823
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	4,950	5,154,203
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)(c)	7,300	7,621,090
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	3,085	3,244,274
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(c)	9,677	10,479,569
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	7,004	7,851,743
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,140	1,061,044
Bank of Nova Scotia(The)
2.15%, 08/01/31	5,240	4,738,060
2.45%, 02/02/32	5,406	4,897,196
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	8,195	8,063,876
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	5,624	5,724,913
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	7,645	7,733,124
5.65%, 02/01/34	5,900	6,315,615
6.88%, 10/27/85, (5-year CMT + 2.73%)(c)	5,895	6,086,558
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/36(b)	4,535	4,583,219
Barclays PLC
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)(c)	6,263	5,760,469
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	9,568	8,769,670
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	7,240	7,233,167
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(c)	13,240	13,547,875
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)(c)	8,087	8,558,243
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(c)	14,155	14,829,591
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	13,513	14,620,432
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	10,250	11,409,320
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)(c)	10,075	11,314,070
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	14,894	17,094,768
Blackstone Reg Finance Co. LLC
4.95%, 02/15/36(a)	3,965	3,928,395
5.00%, 12/06/34(a)	4,795	4,811,512
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(a)(b)(c)	14,382	13,310,093
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(c)	9,458	8,739,323
4.92%, 01/15/34, (1-day SOFR + 1.29%)(a)(b)(c)	8,200	8,239,366
5.74%, 02/20/35, (1-day SOFR + 1.88%)(b)(c)	10,515	11,137,937
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)(c)	15,571	16,491,983
5.89%, 12/05/34, (1-day SOFR + 1.87%)(b)(c)	14,950	16,038,968
5.91%, 11/19/35, (1-day SOFR + 1.92%)(b)(c)	13,370	13,966,509
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(c)	40	41,904
BPCE SA
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(c)	7,211	6,548,495
3.65%, 01/14/37, (5-year CMT + 1.90%)(a)(b)(c)	5,020	4,643,340
5.42%, 01/13/37, (1-day SOFR + 1.57%)(a)(b)(c)	4,750	4,782,697
5.75%, 07/19/33, (1-day SOFR + 2.87%)(b)(c)	5,998	6,298,884
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(c)	11,140	11,756,220
6.03%, 05/28/36, (1-day SOFR + 1.96%)(b)(c)	6,655	7,019,044
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(c)	10,790	11,622,482

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.51%, 01/18/35, (1-day SOFR + 2.79%)(a)(b)(c)	$7,410	$7,895,386
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(c)	8,668	9,741,506
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(c)	4,085	4,046,451
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)(c)	6,685	6,935,934
6.04%, 06/15/35, (1-day SOFR + 2.26%)(b)(c)	6,863	7,364,754
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(c)	6,715	7,538,197
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	5,525	5,324,515
6.09%, 10/03/33	6,650	7,298,469
Citibank N.A., 5.57%, 04/30/34(a)	13,975	14,860,114
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	12,023	10,876,201
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	20,152	18,445,894
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	21,560	19,936,615
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	20,770	19,986,414
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(c)	17,053	17,404,122
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)(c)	15,470	15,740,057
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	17,270	17,802,221
5.41%, 09/19/39, (5-year CMT + 1.73%)(c)	8,075	8,132,907
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	18,270	19,054,745
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	18,234	18,971,807
5.88%, 02/22/33	3,421	3,681,350
6.00%, 10/31/33	5,000	5,386,847
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	20,762	21,788,635
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	22,693	24,225,532
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(c)	19,230	21,101,887
6.63%, 06/15/32(a)	7,619	8,487,509
Citizens Financial Group, Inc.
2.64%, 09/30/32	4,010	3,526,220
5.64%, 05/21/37, (5-year CMT + 2.75%)(c)	2,053	2,109,733
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	9,865	10,392,185
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	5,135	5,683,507
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,928	4,425,548
2.69%, 03/11/31(a)(b)	8,955	8,281,107
3.78%, 03/14/32(a)(b)	7,100	6,856,327
5.84%, 03/13/34(a)(b)	7,790	8,294,410
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.42%)(b)(c)	6,378	6,127,826
5.71%, 01/21/33, (1-year CMT + 1.00%)(a)(b)(c)	5,410	5,754,102
Credit Agricole SA
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(c)	6,555	6,604,462
5.26%, 01/12/37, (1-day SOFR + 1.43%)(a)(b)(c)	11,855	11,976,374
5.37%, 03/11/34(a)(b)	5,925	6,230,530
5.51%, 07/05/33(a)(b)	4,920	5,209,223
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)(c)	11,730	12,467,586
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(c)	9,950	10,581,370
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	6,675	6,187,383
3.74%, 01/07/33, (1-day SOFR + 2.26%)(c)	7,805	7,321,382
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	8,675	8,894,778
7.08%, 02/10/34, (1-day SOFR + 3.65%)(c)	10,160	11,175,405
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)(c)	3,198	3,159,816
Security	Par (000)	Value
Banks (continued)
5.14%, 01/29/37, (1-day SOFR + 1.24%)(c)	$6,910	$6,931,292
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(c)	2,578	2,653,244
First Citizens BancShares, Inc., 6.25%, 03/12/40, (5-year CMT + 1.97%)(c)	3,890	3,961,432
Goldman Sachs Capital I, 6.35%, 02/15/34	4,735	5,091,127
Goldman Sachs Group, Inc.(The)
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	28,846	26,017,756
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	25,385	23,117,559
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	26,848	24,911,062
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	24,745	24,656,992
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	24,490	24,743,864
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)(c)	30,535	30,749,770
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	22,800	23,534,990
5.39%, 02/02/41, (5-year CMT + 1.18%)(c)	12,840	12,743,200
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	21,974	22,982,003
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	19,470	20,759,472
6.13%, 02/15/33(a)	7,579	8,312,438
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)(c)	8,715	9,719,862
HBOS PLC, 6.00%, 11/01/33(a)(b)	680	721,875
HSBC Bank USA N.A
5.63%, 08/15/35(a)	1,065	1,117,669
5.88%, 11/01/34(a)	1,905	2,040,521
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	20,861	19,267,866
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	13,507	12,426,071
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)(c)	13,643	13,662,537
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	11,210	11,322,942
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	16,947	17,693,944
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	17,460	18,157,621
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	9,695	10,304,712
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	10,635	11,276,380
5.74%, 09/10/36, (1-day SOFR + 1.96%)(c)	8,970	9,285,870
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	17,470	18,570,827
5.87%, 11/18/35, (1-day SOFR + 1.90%)(c)	12,870	13,510,868
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	15,471	16,913,728
6.55%, 06/20/34, (1-day SOFR + 2.98%)(c)	14,055	15,261,920
7.40%, 11/13/34, (1-day SOFR + 3.02%)(c)	14,695	16,828,401
8.11%, 11/03/33, (1-day SOFR + 4.25%)(c)	13,382	15,806,274
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)(c)	4,126	3,644,790
5.02%, 05/17/33, (1-day SOFR + 2.05%)(c)	1,968	2,009,316
5.61%, 01/28/41, (5-year CMT + 1.35%)(c)	3,575	3,592,298
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(c)	8,230	8,669,229
6.14%, 11/18/39, (5-year CMT + 1.70%)(c)	4,080	4,284,587
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)(c)	4,342	4,033,134
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	5,915	5,858,098
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	6,855	7,181,161
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	10,295	10,791,526
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	7,605	8,284,869
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(c)	4,365	4,218,258
6.63%, 06/20/33(a)(b)	8,320	9,277,239
7.20%, 11/28/33(a)(b)	9,960	11,520,509
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)(c)	7,933	9,484,967
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)(c)	20,938	19,069,619
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	$22,662	$20,915,076
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	25,641	23,781,716
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	17,212	17,392,484
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	20,264	20,225,658
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	20,490	20,612,753
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	30,557	31,330,569
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)(c)	23,090	23,448,571
5.19%, 02/05/37, (1-day SOFR + 1.30%)(c)	10,225	10,329,163
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	26,645	27,668,901
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	21,881	22,804,799
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)(c)	30,502	31,921,114
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	20,360	21,415,625
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)(c)	24,361	25,760,730
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	25,736	26,765,344
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)(c)	24,014	25,444,461
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	22,542	24,145,492
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	20,350	22,377,792
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.05%)(b)(c)	5,680	6,257,934
KeyBank N.A.
4.90%, 08/08/32	4,575	4,597,752
5.00%, 01/26/33	6,403	6,478,763
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	4,843	4,867,468
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)(c)	4,480	4,519,651
6.40%, 03/06/35, (1-day SOFR + 2.42%)(a)(c)	6,585	7,181,271
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	5,420	5,409,637
Lloyds Banking Group PLC
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	9,510	9,455,776
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	7,789	7,983,429
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	7,345	7,726,766
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(c)	13,230	14,019,095
6.07%, 06/13/36, (1-year CMT + 1.60%)(c)	8,710	9,156,503
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)(c)	6,360	7,463,825
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	5,983	6,078,240
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(c)	6,755	6,945,429
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)(c)	4,085	4,370,482
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(c)	5,893	5,435,735
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(c)	7,165	7,370,157
6.80%, 01/18/33(b)	6,468	7,160,913
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(b)(c)	7,040	6,474,661
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(c)	8,258	7,558,609
4.44%, 06/21/33, (1-day SOFR + 2.41%)(b)(c)	3,425	3,411,911
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)(c)	5,300	5,590,111
5.89%, 06/15/34, (1-day SOFR + 2.38%)(b)(c)	5,730	6,150,972
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(c)	6,760	7,454,425
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	13,650	12,344,612
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	6,522	5,922,000
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	8,415	7,742,561
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	4,895	4,869,375
Security	Par (000)	Value
Banks (continued)
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	$6,720	$6,798,598
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	10,043	10,422,027
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	7,840	8,030,371
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	6,138	6,468,266
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)(c)	9,698	10,181,829
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	8,008	8,443,793
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	5,065	5,353,155
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	10,405	10,989,189
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	13,295	14,064,600
Mizuho Financial Group, Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	4,216	3,794,981
2.26%, 07/09/32, (1-year CMT + 0.90%)(c)	4,135	3,724,896
2.56%, 09/13/31(a)	6,803	6,189,564
4.44%, 05/12/32, (1-year CMT + 0.70%)(c)	1,900	1,910,891
5.05%, 05/12/37, (1-year CMT + 0.85%)(c)	3,800	3,848,495
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	7,270	7,534,348
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	7,050	7,374,964
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	5,230	5,542,839
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	4,475	4,744,079
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	4,273	4,574,423
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	5,998	6,404,143
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	7,300	7,801,995
Morgan Stanley
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	18,190	16,143,104
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	23,688	21,240,942
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	24,625	21,801,685
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	20,757	18,811,671
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	19,081	17,575,086
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	14,171	14,454,367
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)(c)	20,200	20,372,189
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)(c)	23,253	24,092,018
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)(c)	15,335	15,707,569
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)(c)	5,860	5,830,223
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)(c)	22,490	23,287,276
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	18,060	18,862,381
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)(c)	16,490	17,261,993
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	20,799	21,865,186
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	20,825	22,007,773
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	21,087	22,533,829
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)(c)	11,050	11,646,005
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	14,475	15,252,818
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	21,510	23,673,522
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	14,645	16,452,603
7.25%, 04/01/32(a)	7,374	8,529,274
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	20,240	20,136,122
National Australia Bank Ltd.
3.35%, 01/12/37, (5-year CMT + 1.70%)(b)(c)	7,705	7,148,261
4.95%, 01/10/34(a)(b)	4,850	5,043,935
5.18%, 06/11/34(a)(b)	6,085	6,413,617
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(c)	8,675	9,249,036
6.43%, 01/12/33(b)	7,333	8,034,829
NatWest Group PLC
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	9,710	10,328,341
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	6,178	6,668,484
Norinchukin Bank(The)
2.08%, 09/22/31(a)(b)	3,465	3,072,995
5.07%, 09/14/32(a)(b)	1,975	2,032,739
5.36%, 09/09/35(a)(b)	2,930	3,008,383

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp.
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	$3,730	$3,739,316
6.13%, 11/02/32(a)	5,853	6,408,942
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	6,357	5,797,906
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	6,103	6,088,618
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)(c)	11,769	12,033,254
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	10,588	10,941,519
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	10,805	11,202,404
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(c)	10,041	10,458,984
5.42%, 01/25/41, (5-year CMT + 1.17%)(c)	7,470	7,551,873
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	12,260	12,903,280
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)(c)	10,315	10,947,844
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	5,141	5,554,596
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	10,485	11,386,043
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	15,505	17,632,899
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(c)	6,080	6,301,944
Royal Bank of Canada
2.30%, 11/03/31	10,582	9,659,725
3.88%, 05/04/32	6,822	6,712,974
5.00%, 02/01/33	11,701	12,140,193
5.00%, 05/02/33	6,123	6,349,797
5.15%, 02/01/34	8,427	8,872,971
6.35%, 11/24/84, (5-year CMT + 2.26%)(c)	6,525	6,462,922
Santander Holdings USA, Inc., 6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	4,905	5,282,948
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(c)	3,220	2,989,233
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(c)	6,550	6,561,739
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	2,255	2,256,977
5.75%, 04/15/34(b)	2,535	2,709,409
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(c)	7,869	7,228,023
3.34%, 01/21/33, (1-year CMT + 1.60%)(b)(c)	5,761	5,350,157
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)(c)	8,100	8,208,970
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(c)	7,720	8,235,520
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(c)	5,950	6,349,270
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(c)	8,053	8,510,033
6.69%, 01/10/34, (1-year CMT + 2.95%)(a)(b)(c)	9,925	10,898,906
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,880	2,167,459
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(c)	7,940	7,230,416
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(c)	5,325	4,968,387
4.53%, 06/05/32, (1-year CMT + 0.95%)(b)(c)	5,600	5,606,398
5.24%, 01/13/37, (1-year CMT + 1.07%)(b)(c)	6,420	6,460,813
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)(c)	16,425	16,870,270
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(c)	11,045	11,747,100
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(c)	9,645	10,414,105
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(b)(c)	6,210	6,776,212
Security	Par (000)	Value
Banks (continued)
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(c)	$8,408	$9,157,975
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	3,928	3,581,637
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	4,781	4,718,949
4.42%, 05/13/33, (1-day SOFR + 1.61%)(c)	3,370	3,385,419
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	6,195	6,333,375
4.78%, 10/23/36, (1-day SOFR + 1.22%)(c)	7,665	7,659,793
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)(c)	4,789	4,888,649
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	4,635	4,774,748
5.16%, 05/18/34, (1-day SOFR + 1.89%)(c)	6,765	7,035,325
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	3,120	3,390,496
Sumitomo Mitsui Financial Group, Inc.
2.22%, 09/17/31(a)	9,390	8,434,303
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	4,425	4,548,748
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	6,230	6,305,411
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	4,965	5,136,735
5.33%, 03/03/41, (5-year CMT + 1.30%)(c)	3,275	3,288,151
5.42%, 07/09/31	7,620	8,036,887
5.45%, 01/15/32(a)	3,695	3,912,016
5.56%, 07/09/34(a)	9,315	9,861,298
5.63%, 01/15/35(a)	6,781	7,239,056
5.77%, 01/13/33	11,557	12,418,668
5.78%, 07/13/33(a)	4,032	4,335,686
5.81%, 09/14/33(a)	5,700	6,160,968
Sumitomo Mitsui Trust Bank Ltd.
4.80%, 03/05/36(b)	6,600	6,581,578
4.85%, 09/10/34(a)(b)	3,170	3,214,505
5.05%, 03/13/35(a)(b)	3,025	3,116,554
5.35%, 03/07/34(a)(b)	2,915	3,058,142
Sumitomo Mitsui Trust Group, Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(a)(b)(c)	3,215	3,268,544
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	6,501	5,864,885
2.45%, 01/12/32(a)	4,537	4,119,597
3.20%, 03/10/32	9,789	9,233,703
4.46%, 06/08/32	13,023	13,144,582
4.93%, 10/15/35	8,770	8,842,014
5.30%, 01/30/32	5,415	5,699,734
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(c)	6,560	6,621,762
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(c)	8,965	8,952,193
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	9,875	10,128,837
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	7,310	7,592,851
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)(c)	13,385	14,202,069
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)(c)	11,732	12,551,454
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(c)	4,930	5,350,310
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	12,200	10,802,261
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	5,861	5,337,187
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	13,342	13,538,623
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	8,465	8,619,307
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)(c)	5,925	5,988,720
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	7,195	7,549,589
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	13,922	14,779,333
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	11,451	12,299,098
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	9,763	10,521,984
UBS Group AG
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(c)	12,194	11,032,555
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(c)	22,281	20,849,835
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(c)	9,600	9,639,574
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.84%, 11/06/33, (1-day SOFR + 1.29%)(a)(b)(c)	$9,485	$9,564,525
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(c)	10,153	10,354,106
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)(c)	12,095	12,590,690
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)(c)	15,445	16,333,561
5.96%, 01/12/34, (1-year CMT + 2.20%)(a)(b)(c)	16,570	17,802,154
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(c)	12,360	13,556,112
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(c)	6,115	6,758,313
9.02%, 11/15/33, (1-day SOFR + 5.02%)(a)(b)(c)	5,808	7,269,400
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.55%)(b)(c)	5,956	5,580,227
Wachovia Corp.
5.50%, 08/01/35	4,510	4,686,447
7.50%, 04/15/35(a)	1,765	2,087,545
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	28,876	27,116,477
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	14,440	14,481,985
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)(c)	29,773	30,362,288
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	20,490	20,567,913
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	17,790	18,266,858
5.38%, 02/07/35	3,910	4,111,499
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	25,065	26,120,356
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	21,106	22,108,667
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(c)	28,318	29,798,239
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	19,595	20,608,644
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	23,070	25,616,856
Westpac Banking Corp.
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	10,378	9,505,529
5.41%, 08/10/33, (1-year CMT + 2.68%)(c)	5,239	5,461,786
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	9,707	10,160,716
6.82%, 11/17/33	4,925	5,556,645
Zions Bancorp N.A., 6.82%, 11/19/35, (1-day SOFR + 2.83%)(c)	2,330	2,481,056
		4,382,835,958
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	35,750	35,842,314
Anheuser-Busch InBev Finance, Inc., 4.70%, 02/01/36(a)	800	802,066
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34(a)	6,940	7,227,011
5.88%, 06/15/35(a)	1,970	2,165,174
6.63%, 08/15/33(a)	2,065	2,353,683
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,813	4,896,378
Bacardi-Martini BV, 6.00%, 02/01/35(b)	2,795	2,925,620
Becle SAB de CV, 2.50%, 10/14/31(b)	5,235	4,592,451
Brown-Forman Corp., 4.75%, 04/15/33(a)	4,220	4,326,372
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	3,280	2,991,571
Coca-Cola Co.(The)
1.38%, 03/15/31(a)	8,101	7,200,363
2.00%, 03/05/31	5,162	4,734,977
2.25%, 01/05/32(a)	14,496	13,217,954
4.65%, 08/14/34(a)	5,142	5,316,614
5.00%, 05/13/34(a)	6,865	7,233,351
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34	3,240	3,437,800
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	$4,945	$4,254,727
5.10%, 05/06/35	3,565	3,668,385
Constellation Brands, Inc.
2.25%, 08/01/31	8,070	7,256,887
4.75%, 05/09/32(a)	4,633	4,711,637
4.90%, 05/01/33(a)	5,468	5,569,894
4.95%, 11/01/35(a)	2,550	2,554,817
Diageo Capital PLC
2.13%, 04/29/32	4,955	4,367,913
5.50%, 01/24/33	5,200	5,517,532
5.63%, 10/05/33(a)	6,095	6,534,339
Diageo Investment Corp.
5.63%, 04/15/35	5,185	5,526,918
7.45%, 04/15/35(a)	2,755	3,347,645
JDE Peet's NV, 2.25%, 09/24/31(b)	3,747	3,315,674
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	3,162	2,853,256
4.05%, 04/15/32	6,250	6,085,100
5.15%, 05/15/35(a)	3,700	3,749,068
5.30%, 03/15/34	4,620	4,753,613
Series 10, 5.20%, 03/15/31(a)	3,415	3,528,547
PepsiCo Singapore Financing I Pte Ltd., 4.70%, 02/16/34	2,955	3,005,612
PepsiCo, Inc.
1.95%, 10/21/31	8,847	7,955,713
3.90%, 07/18/32	9,225	9,152,998
4.45%, 02/15/33(a)	6,233	6,399,116
4.65%, 07/23/32	7,700	7,930,062
4.80%, 07/17/34(a)	4,750	4,918,333
5.00%, 02/07/35(a)	8,140	8,430,045
5.00%, 07/23/35	8,825	9,146,664
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(a)(b)	6,039	5,333,711
		249,131,905
Biotechnology — 0.6%
Amgen, Inc.
2.00%, 01/15/32	8,251	7,289,142
3.35%, 02/22/32	7,325	6,981,749
4.20%, 03/01/33	5,219	5,159,364
4.85%, 02/19/36(a)	3,140	3,156,985
5.25%, 03/02/33	28,617	29,964,136
Biogen, Inc., 5.75%, 05/15/35(a)	4,575	4,878,570
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	5,490	5,233,046
CSL Finance PLC
4.25%, 04/27/32(b)	6,790	6,757,230
5.11%, 04/03/34(a)(b)	3,740	3,872,499
Gilead Sciences, Inc.
4.60%, 09/01/35(a)	7,225	7,218,776
5.10%, 06/15/35	7,400	7,660,852
5.25%, 10/15/33	6,546	6,908,051
Illumina, Inc., 2.55%, 03/23/31	3,414	3,133,148
Royalty Pharma PLC
2.15%, 09/02/31(a)	6,365	5,688,093
4.45%, 03/25/31(a)	2,600	2,616,366
5.20%, 09/25/35(a)	6,605	6,712,321
5.40%, 09/02/34	3,905	4,041,167
		117,271,495
Building Materials — 0.6%
Amrize Finance U.S. LLC, 5.40%, 04/07/35	6,940	7,257,534

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Carlisle Companies, Inc.
2.20%, 03/01/32(a)	$4,145	$3,665,362
5.25%, 09/15/35(a)	3,175	3,276,603
Carrier Global Corp., 5.90%, 03/15/34	6,219	6,728,386
Cemex SAB de CV, 3.88%, 07/11/31(b)	5,810	5,571,513
CRH America Finance, Inc.
5.00%, 02/09/36	5,135	5,209,874
5.40%, 05/21/34	5,360	5,610,915
5.50%, 01/09/35	8,675	9,137,114
Eagle Materials, Inc.
2.50%, 07/01/31	4,973	4,556,978
5.00%, 03/15/36	950	940,897
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	3,240	3,148,474
5.88%, 06/01/33(a)	4,331	4,637,608
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	820	770,123
JH North America Holdings, Inc., 6.13%, 07/31/32(b)	665	682,525
Johnson Controls International PLC, 6.00%, 01/15/36	1,510	1,650,736
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31	3,677	3,277,388
4.90%, 12/01/32	4,850	4,988,218
Martin Marietta Materials, Inc.
2.40%, 07/15/31	6,412	5,832,507
5.15%, 12/01/34(a)	5,180	5,346,949
Owens Corning, 5.70%, 06/15/34(a)	5,650	5,993,455
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(b)	30	31,227
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,775	3,939,866
5.25%, 03/03/33	4,945	5,228,281
Vulcan Materials Co., 5.35%, 12/01/34	5,395	5,627,134
		103,109,667
Chemicals — 1.1%
Air Products and Chemicals, Inc.
4.80%, 03/03/33(a)	4,466	4,603,651
4.85%, 02/08/34(a)	8,176	8,393,548
4.90%, 10/11/32	3,905	4,047,058
Albemarle Corp., 5.05%, 06/01/32(a)	4,500	4,582,765
Bayport Polymers LLC, 5.14%, 04/14/32(b)	1,385	1,375,743
Cabot Corp., 5.00%, 06/30/32(a)	2,710	2,775,145
CF Industries, Inc.
5.15%, 03/15/34(a)	6,065	6,176,586
5.30%, 11/26/35(a)	5,865	5,966,252
Dow Chemical Co.(The)
4.25%, 10/01/34	3,510	3,245,359
5.15%, 02/15/34(a)	4,571	4,537,914
5.35%, 03/15/35(a)	3,185	3,167,602
6.30%, 03/15/33(a)	5,188	5,510,719
Eastman Chemical Co.
5.63%, 02/20/34(a)	5,348	5,584,082
5.75%, 03/08/33(a)	4,112	4,372,912
Ecolab, Inc.
2.13%, 02/01/32(a)	5,130	4,601,189
5.00%, 09/01/35(a)	3,765	3,887,331
EIDP, Inc.
4.80%, 05/15/33(a)	4,565	4,620,899
5.13%, 05/15/32	4,095	4,255,117
Security	Par (000)	Value
Chemicals (continued)
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	$4,550	$4,151,457
4.40%, 03/30/32(a)(b)	1,385	1,343,543
LG Chem Ltd., 2.38%, 07/07/31(a)(b)	3,965	3,579,600
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	1,965	2,247,962
LYB International Finance III LLC
5.50%, 03/01/34(a)	5,796	5,841,299
5.63%, 05/15/33(a)	3,571	3,648,323
5.88%, 01/15/36(a)	5,515	5,575,633
6.15%, 05/15/35(a)	4,396	4,568,616
Ma'aden Sukuk Ltd.
5.25%, 01/29/36(a)(b)	6,500	6,579,950
5.50%, 02/13/35(b)	4,845	4,997,665
Mosaic Co. (The), 5.45%, 11/15/33(a)	3,020	3,135,467
NewMarket Corp., 2.70%, 03/18/31	3,163	2,917,812
Nutrien Ltd.
4.13%, 03/15/35	3,445	3,242,321
5.25%, 03/12/32	5,630	5,879,464
5.40%, 06/21/34(a)	3,875	4,047,037
OCP SA, 6.75%, 05/02/34(b)	7,470	8,090,964
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)(b)	3,500	2,905,000
7.50%, 05/13/35(b)	2,920	2,942,370
RPM International, Inc., 2.95%, 01/15/32	2,506	2,304,083
Sherwin-Williams Co.(The)
2.20%, 03/15/32	4,038	3,584,308
4.80%, 09/01/31(a)	3,675	3,786,999
5.15%, 08/15/35(a)	3,810	3,921,647
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(b)	5,845	5,976,512
6.50%, 11/07/33(a)(b)	5,035	5,504,146
Syensqo Finance America LLC, 5.85%, 06/04/34(b)	4,090	4,246,175
Westlake Corp., 5.55%, 11/15/35(a)	3,820	3,879,225
Yara International ASA, 7.38%, 11/14/32(a)(b)	4,220	4,827,743
		195,429,193
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,863,082
3.83%, 02/02/32(b)	1,225	1,130,504
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	6,920	6,243,298
5.50%, 08/11/32(a)(b)	5,279	5,531,671
5.55%, 05/30/33(b)	5,120	5,357,328
5.80%, 04/15/34(b)	6,100	6,455,402
5.95%, 10/15/33(b)	5,160	5,506,367
Automatic Data Processing, Inc.
4.45%, 09/09/34	6,045	6,041,413
4.75%, 05/08/32	6,675	6,882,044
Block Financial LLC, 5.38%, 09/15/32(a)	2,355	2,315,139
Cintas Corp. No. 2, 4.00%, 05/01/32	6,215	6,165,936
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,731	7,946,391
Cornell University
4.84%, 06/15/34(a)	3,185	3,282,970
Series 2025, 4.73%, 06/15/35(a)	2,665	2,723,203
DP World Crescent Ltd., 5.50%, 05/08/35(b)	10,145	10,515,649
Equifax, Inc., 2.35%, 09/15/31(a)	7,235	6,481,121
ERAC USA Finance LLC
4.90%, 05/01/33(b)	7,803	8,015,874
5.20%, 10/30/34(a)(b)	5,030	5,229,509
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.70%, 06/01/34(b)	$2,975	$3,382,429
Experian Finance PLC, 5.25%, 08/17/35(a)(b)	3,580	3,704,803
Global Payments, Inc.
2.90%, 11/15/31	5,796	5,219,202
5.20%, 11/15/32(a)	5,730	5,763,760
5.40%, 08/15/32(a)	5,443	5,548,563
5.55%, 11/15/35	11,830	11,767,420
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	415	417,893
J Paul Getty Trust (The), 4.91%, 04/01/35	3,185	3,305,374
Johns Hopkins University, 4.71%, 07/01/32	2,120	2,195,627
Leland Stanford Junior University (The), 4.68%, 03/01/35(a)	2,070	2,125,399
Moody's Corp.
2.00%, 08/19/31(a)	4,421	3,967,316
4.25%, 08/08/32(a)	3,480	3,471,478
5.00%, 08/05/34	3,305	3,401,801
Northwestern University, 4.94%, 12/01/35(a)	945	977,932
PayPal Holdings, Inc.
4.40%, 06/01/32(a)	6,933	6,941,393
5.10%, 04/01/35	4,325	4,379,659
5.15%, 06/01/34(a)	5,615	5,695,163
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	705	737,507
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	720	737,816
Quanta Services, Inc.
2.35%, 01/15/32(a)	5,754	5,143,255
5.10%, 08/09/35(a)	4,070	4,144,490
5.25%, 08/09/34(a)	4,515	4,678,177
RELX Capital, Inc.
4.75%, 05/20/32(a)	3,293	3,354,458
5.25%, 03/27/35(a)	4,965	5,112,435
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(b)	3,445	3,581,252
Rollins, Inc., 5.25%, 02/24/35	2,920	3,001,495
S&P Global, Inc.
2.90%, 03/01/32(a)	9,890	9,198,801
4.80%, 12/04/35(a)(b)	2,745	2,751,211
5.25%, 09/15/33	4,995	5,273,835
TR Finance LLC, 5.50%, 08/15/35(a)	2,070	2,157,291
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	6,486	5,982,250
Triton Container International Ltd., 3.15%, 06/15/31(b)	4,332	4,007,460
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32(a)	4,950	4,589,059
5.15%, 02/15/33	2,795	2,794,653
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	115	114,791
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	264	281,303
Verisk Analytics, Inc.
5.13%, 03/15/36	1,325	1,322,916
5.25%, 06/05/34	4,040	4,114,637
5.25%, 03/15/35(a)	4,690	4,766,127
5.75%, 04/01/33	3,410	3,613,708
Yale University, Series 2025, 4.70%, 04/15/32(a)	1,370	1,424,733
		252,835,773
Security	Par (000)	Value
Computers — 1.4%
Accenture Capital, Inc.
4.25%, 10/04/31	$10,190	$10,228,295
4.50%, 10/04/34(a)	9,215	9,115,718
Apple, Inc.
1.70%, 08/05/31	7,246	6,498,340
3.35%, 08/08/32(a)	10,400	10,080,212
4.30%, 05/10/33(a)	6,653	6,799,003
4.50%, 05/12/32	6,245	6,448,431
4.75%, 05/12/35(a)	6,750	6,997,778
Booz Allen Hamilton, Inc.
5.95%, 08/04/33(a)	4,963	5,091,307
5.95%, 04/15/35(a)	4,741	4,809,358
CGI, Inc., 2.30%, 09/14/31(a)	2,747	2,447,032
Dell International LLC/EMC Corp.
4.75%, 10/06/32	7,870	7,943,620
4.85%, 02/01/35(a)	5,680	5,643,243
5.10%, 02/15/36(a)	5,685	5,705,914
5.30%, 04/01/32	7,790	8,090,333
5.40%, 04/15/34(a)	6,840	7,081,418
5.50%, 04/01/35	6,475	6,733,123
5.75%, 02/01/33(a)	7,213	7,659,561
Fortinet, Inc., 2.20%, 03/15/31	3,335	3,022,576
Gartner, Inc.
4.95%, 03/20/31	1,150	1,133,984
5.60%, 11/20/35	2,835	2,716,148
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	11,625	11,788,896
5.00%, 10/15/34	13,250	13,129,750
6.20%, 10/15/35(a)	2,750	2,981,017
HP, Inc.
2.65%, 06/17/31	7,485	6,780,230
4.20%, 04/15/32(a)	4,825	4,687,613
5.50%, 01/15/33(a)	7,733	7,945,581
6.10%, 04/25/35(a)	3,105	3,319,589
IBM International Capital Pte Ltd., 4.90%, 02/05/34(a)	7,197	7,284,075
International Business Machines Corp.
2.72%, 02/09/32(a)	3,685	3,377,967
4.40%, 07/27/32(a)	5,278	5,283,709
4.75%, 02/06/33(a)	5,215	5,314,520
4.95%, 02/03/36	6,500	6,512,660
5.00%, 02/10/32	6,345	6,535,282
5.20%, 02/10/35(a)	6,055	6,250,588
5.88%, 11/29/32(a)	4,080	4,425,361
Kyndryl Holdings, Inc.
3.15%, 10/15/31(a)	4,956	4,208,911
6.35%, 02/20/34(a)	3,500	3,340,641
Leidos, Inc.
5.00%, 03/15/36	3,700	3,691,327
5.40%, 03/15/32	3,200	3,338,415
5.50%, 03/15/35	3,250	3,386,213
5.75%, 03/15/33	4,360	4,629,434
Lenovo Group Ltd., 6.54%, 07/27/32(a)(b)	4,050	4,460,173
NetApp, Inc.
5.50%, 03/17/32	4,765	4,966,663
5.70%, 03/17/35	4,135	4,316,893
		256,200,902
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	3,383	3,240,512
4.60%, 03/01/33(a)	3,473	3,587,049

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31(a)	$4,303	$3,884,772
4.65%, 05/15/33(a)	4,975	5,052,284
5.00%, 02/14/34(a)	4,250	4,389,558
Haleon U.S. Capital LLC, 3.63%, 03/24/32	13,260	12,776,306
Kenvue, Inc.
4.85%, 05/22/32(a)	4,900	5,064,270
4.90%, 03/22/33(a)	8,257	8,529,337
L'Oreal SA, 5.00%, 05/20/35(b)	6,875	7,149,540
Procter & Gamble Co.(The)
1.95%, 04/23/31	6,903	6,307,527
2.30%, 02/01/32(a)	6,530	6,025,742
4.05%, 01/26/33(a)	5,670	5,722,224
4.10%, 11/03/32(a)	5,365	5,403,857
4.35%, 11/03/35(a)	3,935	3,929,923
4.55%, 01/29/34	4,630	4,751,021
4.55%, 10/24/34(a)	3,575	3,671,848
4.60%, 05/01/35(a)	3,515	3,595,722
5.50%, 02/01/34	2,035	2,196,667
5.80%, 08/15/34	2,535	2,806,366
Unilever Capital Corp.
1.75%, 08/12/31	6,622	5,899,708
4.63%, 08/12/34	7,005	7,125,674
5.00%, 12/08/33	5,310	5,566,550
5.90%, 11/15/32(a)	6,750	7,456,461
		124,132,918
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	4,650	4,684,179
LKQ Corp., 6.25%, 06/15/33	3,435	3,640,395
Marubeni Corp., 5.38%, 04/01/35(a)(b)	2,260	2,381,130
Mitsubishi Corp.
4.88%, 09/09/35(a)(b)	2,715	2,757,454
5.13%, 07/17/34(a)(b)	3,385	3,518,450
WW Grainger, Inc., 4.45%, 09/15/34	3,470	3,481,171
		20,462,779
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	29,870	27,913,531
3.40%, 10/29/33(a)	9,984	9,112,832
4.75%, 01/15/33(a)	3,665	3,672,176
4.95%, 09/10/34	8,150	8,170,968
5.00%, 11/15/35	4,190	4,183,856
5.30%, 01/19/34	5,245	5,395,945
5.38%, 12/15/31	12,855	13,417,166
Affiliated Managers Group, Inc.
5.50%, 08/20/34	2,580	2,638,994
5.50%, 02/15/36(a)	2,675	2,696,907
Air Lease Corp.
2.88%, 01/15/32	4,700	4,269,496
5.20%, 07/15/31	4,215	4,326,446
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(a)(b)	3,600	3,794,035
Ally Financial, Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(c)	3,500	3,531,220
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)(c)	5,010	5,171,459
8.00%, 11/01/31(a)	18,966	21,537,180
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)(c)	9,098	9,091,605
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)(c)	11,725	11,612,269
Security	Par (000)	Value
Diversified Financial Services (continued)
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	$12,665	$12,973,668
4.99%, 05/26/33, (1-day SOFR + 2.26%)(c)	5,352	5,461,385
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	8,334	8,567,599
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)(c)	10,735	11,146,686
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	10,590	11,036,843
5.63%, 07/28/34, (1-day SOFR + 1.93%)(c)	3,539	3,708,336
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	10,360	10,971,435
5.92%, 04/25/35, (1-day SOFR + 1.63%)(c)	4,725	5,046,892
Ameriprise Financial, Inc.
4.50%, 05/13/32	4,985	5,040,004
5.15%, 05/15/33	5,094	5,290,015
5.20%, 04/15/35(a)	5,120	5,210,157
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	6,010	5,953,927
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	2,795	2,685,145
6.38%, 11/15/33	3,345	3,652,912
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(b)	5,085	5,054,102
Aviation Capital Group LLC, 4.88%, 01/28/33(b)	2,795	2,785,444
Avolon Holdings Funding Ltd.
4.85%, 04/01/33(b)	4,695	4,653,542
4.95%, 10/15/32(b)	8,585	8,605,551
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	4,480	3,932,022
2.00%, 01/30/32(a)(b)	7,045	6,116,290
2.55%, 03/30/32(a)(b)	3,145	2,808,946
6.20%, 04/22/33(b)	5,853	6,346,205
Blue Owl Finance LLC
3.13%, 06/10/31(a)	6,659	5,918,874
4.38%, 02/15/32	3,880	3,617,591
6.25%, 04/18/34(a)	6,915	6,908,400
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,730	4,865,600
4.88%, 05/03/33(a)(b)	4,600	4,772,138
Brookfield Asset Management Ltd.
5.30%, 01/15/36	2,470	2,457,737
5.80%, 04/24/35	5,280	5,479,979
Brookfield Capital Finance LLC, 6.09%, 06/14/33	4,211	4,470,397
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	5,540	4,892,008
Brookfield Finance, Inc.
2.72%, 04/15/31	3,708	3,416,524
5.33%, 01/15/36(a)	2,535	2,529,903
5.68%, 01/15/35	4,565	4,716,139
6.35%, 01/05/34	5,130	5,560,673
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(c)	7,491	6,600,943
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)(c)	5,070	4,591,039
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	10,260	10,231,601
5.27%, 05/10/33, (1-day SOFR + 2.37%)(c)	6,970	7,157,124
5.40%, 01/30/37, (1-day SOFR + 1.51%)(c)	7,000	7,063,526
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)(c)	9,405	9,924,173
5.88%, 07/26/35, (1-day SOFR + 1.99%)(c)	6,885	7,256,600
6.05%, 02/01/35, (1-day SOFR + 2.26%)(c)	6,919	7,350,678
6.18%, 01/30/36, (1-day SOFR + 2.04%)(c)	12,105	12,588,346
6.38%, 06/08/34, (1-day SOFR + 2.86%)(c)	12,298	13,332,688
6.70%, 11/29/32	4,405	4,894,230
7.96%, 11/02/34, (1-day SOFR + 3.37%)(c)	6,973	8,208,066
Cboe Global Markets, Inc., 3.00%, 03/16/32(a)	2,715	2,539,058
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	$5,425	$4,810,204
1.95%, 12/01/31(a)	8,858	7,858,771
2.30%, 05/13/31(a)	5,980	5,470,612
2.90%, 03/03/32(a)	8,095	7,492,724
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)(c)	6,110	6,111,833
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	9,796	10,532,998
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	8,654	9,458,202
Citadel LP, 6.38%, 01/23/32(a)(b)	3,390	3,587,494
Citadel Securities Global Holdings LLC, 6.20%, 06/18/35(b)	3,365	3,557,895
CME Group, Inc., 2.65%, 03/15/32	5,580	5,161,083
Equitable America Global Funding, 4.70%, 09/15/32(b)	3,170	3,154,316
FMR LLC, 4.95%, 02/01/33(a)(b)	2,375	2,427,038
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	2,645	2,691,079
Jefferies Financial Group, Inc.
2.63%, 10/15/31	10,404	9,247,596
2.75%, 10/15/32	3,885	3,392,804
5.50%, 02/15/36	10,920	10,739,766
6.20%, 04/14/34(a)	10,150	10,614,811
6.25%, 01/15/36	495	515,198
Lazard Group LLC
5.63%, 08/01/35(a)	2,030	2,104,716
6.00%, 03/15/31(a)	3,195	3,412,263
LPL Holdings, Inc.
4.38%, 05/15/31(a)(b)	3,717	3,636,955
5.65%, 03/15/35	4,115	4,175,384
5.75%, 06/15/35	3,570	3,646,771
6.00%, 05/20/34(a)	3,970	4,136,893
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5,030	5,187,993
LSEGA Financing PLC, 2.50%, 04/06/31(b)	6,029	5,512,331
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	3,005	3,242,371
Mastercard, Inc.
1.90%, 03/15/31(a)	4,075	3,698,527
2.00%, 11/18/31(a)	5,841	5,257,322
4.35%, 01/15/32	7,635	7,738,468
4.55%, 01/15/35(a)	7,196	7,242,079
4.85%, 03/09/33(a)	4,926	5,098,247
4.88%, 05/09/34(a)	7,110	7,334,186
4.95%, 03/15/32	3,705	3,873,804
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,390	3,586,999
Nasdaq, Inc., 5.55%, 02/15/34	7,668	8,081,525
Nomura Holdings, Inc.
2.61%, 07/14/31	8,165	7,445,041
3.00%, 01/22/32	7,857	7,266,268
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)(c)	6,735	6,748,748
5.49%, 06/29/35(a)	3,515	3,667,108
5.78%, 07/03/34(a)	6,815	7,250,602
6.09%, 07/12/33(a)	4,370	4,744,785
6.18%, 01/18/33(a)	4,080	4,447,122
Nuveen LLC, 5.85%, 04/15/34(b)	4,755	5,055,637
ORIX Corp.
2.25%, 03/09/31	4,163	3,796,570
4.00%, 04/13/32(a)	3,853	3,800,978
5.20%, 09/13/32(a)	2,655	2,785,790
5.40%, 02/25/35	3,600	3,757,724
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial, Inc., 4.90%, 09/11/35	$4,615	$4,607,305
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	2,785	2,973,545
Synchrony Financial
2.88%, 10/28/31	4,867	4,370,021
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	3,245	3,307,073
TPG Operating Group II LP
5.38%, 01/15/36	2,305	2,277,315
5.88%, 03/05/34	4,290	4,442,545
UBS Americas, Inc., 7.13%, 07/15/32(a)	4,715	5,439,556
Visa, Inc.
4.15%, 12/14/35(a)	9,810	9,599,157
4.40%, 02/12/33	3,265	3,302,007
4.70%, 02/12/36	3,100	3,133,024
Voya Financial, Inc.
5.00%, 09/20/34(a)	2,985	2,957,666
5.05%, 03/02/36	1,325	1,309,912
Western Union Co. (The), 2.75%, 03/15/31(a)	2,030	1,852,117
		743,056,100
Electric — 8.5%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	3,390	3,394,268
4.70%, 04/24/33(b)	9,120	9,213,429
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31(b)	1,015	938,859
AEP Texas, Inc.
4.70%, 05/15/32	4,000	4,048,333
5.40%, 06/01/33	2,976	3,095,542
5.70%, 05/15/34	3,810	4,035,792
Series E, 6.65%, 02/15/33(a)	1,995	2,229,997
AEP Transmission Co. LLC
5.15%, 04/01/34	3,260	3,369,604
5.38%, 06/15/35	2,718	2,840,372
AES Andes SA, 6.25%, 03/14/32(a)(b)	2,415	2,512,728
AES Corp. (The), 5.80%, 03/15/32(a)	5,375	5,614,814
Alabama Power Co.
3.05%, 03/15/32(a)	4,823	4,527,728
3.94%, 09/01/32	3,144	3,097,708
5.10%, 04/02/35(a)	3,435	3,560,477
5.70%, 02/15/33	1,655	1,777,655
5.85%, 11/15/33(a)	2,320	2,511,171
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	1,160	1,156,252
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	2,285	2,162,415
Ameren Corp.
5.00%, 05/15/36	2,625	2,627,831
5.38%, 03/15/35(a)	4,975	5,137,105
Ameren Illinois Co.
3.85%, 09/01/32	3,530	3,439,896
4.95%, 06/01/33(a)	3,350	3,458,098
American Electric Power Co., Inc.
5.63%, 03/01/33	6,900	7,319,350
5.95%, 11/01/32(a)	4,829	5,220,197
6.95%, 12/15/54, (5-year CMT + 2.68%)(c)	4,160	4,495,583
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(c)	4,000	4,019,452
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(c)	1,270	1,274,464
American Transmission Systems, Inc., 2.65%, 01/15/32(a)(b)	4,287	3,923,074

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Appalachian Power Co.
4.50%, 08/01/32	$3,930	$3,925,793
5.65%, 04/01/34	2,915	3,077,329
Series AA, 2.70%, 04/01/31	3,220	2,984,068
Series L, 5.80%, 10/01/35(a)	1,565	1,668,089
Arizona Public Service Co.
2.20%, 12/15/31(a)	3,450	3,071,936
5.50%, 09/01/35(a)	180	186,562
5.55%, 08/01/33	3,940	4,147,546
5.70%, 08/15/34	4,490	4,760,105
6.35%, 12/15/32	2,734	3,002,546
Atlantic City Electric Co., 2.30%, 03/15/31	2,141	1,966,473
Baltimore Gas and Electric Co.
2.25%, 06/15/31	3,793	3,464,345
5.30%, 06/01/34(a)	2,900	3,036,298
5.45%, 06/01/35(a)	4,875	5,116,226
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	3,530	3,122,975
Black Hills Corp.
4.35%, 05/01/33(a)	3,395	3,328,438
6.00%, 01/15/35(a)	3,315	3,569,816
6.15%, 05/15/34	3,260	3,544,464
Capital Power U.S. Holdings, Inc., 6.19%, 06/01/35(b)	3,450	3,639,870
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	4,218	4,324,142
5.05%, 03/01/35	3,785	3,871,859
5.15%, 03/01/34	3,595	3,725,045
Series AE, 2.35%, 04/01/31	2,255	2,065,372
Series AG, 3.00%, 03/01/32	2,864	2,667,529
Series ai., 4.45%, 10/01/32(a)	4,043	4,070,530
Series AQ, 4.95%, 08/15/35	4,615	4,688,449
Series AR, 4.85%, 04/01/36	1,675	1,680,179
Series K2, 6.95%, 03/15/33	2,065	2,359,052
CenterPoint Energy, Inc.
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)(c)	1,025	1,034,905
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(c)	2,705	2,874,479
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(a)(b)	2,110	2,163,130
Cleco Power LLC
5.30%, 01/15/36(a)(b)	2,430	2,485,129
6.50%, 12/01/35	1,805	1,992,395
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	6,580	6,876,646
Colbun SA
3.15%, 01/19/32(b)	3,430	3,142,436
5.38%, 09/11/35(b)	2,820	2,845,380
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	1,485	1,557,217
Comision Federal de Electricidad
3.88%, 07/26/33(a)(b)	7,230	6,458,197
6.05%, 01/28/34(a)(b)	7,900	7,988,875
6.45%, 01/24/35(b)	6,105	6,325,036
Commonwealth Edison Co.
3.15%, 03/15/32	1,980	1,872,862
4.90%, 02/01/33(a)	2,724	2,803,093
5.30%, 06/01/34	2,210	2,322,503
Connecticut Light and Power Co.(The)
4.90%, 07/01/33	2,120	2,166,273
4.95%, 08/15/34(a)	2,235	2,275,789
Security	Par (000)	Value
Electric (continued)
Series A, 2.05%, 07/01/31	$2,924	$2,628,583
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	5,721	5,273,170
5.13%, 03/15/35	2,510	2,593,522
5.20%, 03/01/33(a)	3,335	3,494,303
5.38%, 05/15/34	3,180	3,349,051
5.50%, 03/15/34	4,540	4,815,647
Series 05-A, 5.30%, 03/01/35(a)	2,515	2,623,243
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)(b)	1,735	1,732,250
Constellation Energy Generation LLC
5.80%, 03/01/33(a)	4,145	4,445,393
6.13%, 01/15/34(a)	3,638	3,981,347
Consumers Energy Co.
3.60%, 08/15/32(a)	2,290	2,207,402
4.63%, 05/15/33(a)	4,615	4,677,515
5.05%, 05/15/35	4,747	4,890,004
Continental Wind LLC, 6.00%, 02/28/33(b)	43	43,841
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	2,220	2,338,692
6.63%, 02/01/32(a)	2,085	2,344,180
Series 2025, 5.30%, 01/15/35(a)	3,140	3,279,583
Series A, 2.30%, 12/01/31	3,240	2,936,203
Dominion Energy, Inc.
4.35%, 08/15/32(a)	2,890	2,866,100
5.38%, 11/15/32	5,653	5,920,962
5.45%, 03/15/35	4,320	4,463,784
6.20%, 02/15/56, (5-year CMT + 2.01%)(c)	30	30,542
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	8,790	9,124,433
Series B, 5.95%, 06/15/35	3,875	4,158,926
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)(c)	6,805	7,387,379
Series C, 2.25%, 08/15/31(a)	6,048	5,460,273
Series E, 6.30%, 03/15/33	2,250	2,471,717
Series F, 5.25%, 08/01/33	4,220	4,369,524
DTE Electric Co.
5.20%, 04/01/33(a)	4,278	4,482,280
5.20%, 03/01/34	3,480	3,636,704
5.25%, 05/15/35(a)	5,424	5,633,161
Series A, 3.00%, 03/01/32(a)	3,125	2,930,149
Series A, 4.85%, 03/01/36	3,240	3,261,901
DTE Energy Co.
5.05%, 10/01/35(a)	3,620	3,653,263
5.85%, 06/01/34(a)	5,865	6,308,383
Duke Energy Carolinas LLC
2.55%, 04/15/31	3,539	3,295,022
2.85%, 03/15/32	3,315	3,070,277
4.85%, 01/15/34	4,330	4,422,592
4.95%, 01/15/33(a)	9,799	10,157,683
5.25%, 03/15/35(a)	4,805	5,015,025
6.45%, 10/15/32	3,560	3,975,631
Duke Energy Corp.
2.55%, 06/15/31	7,648	7,038,102
4.50%, 08/15/32(a)	9,067	9,143,330
4.95%, 09/15/35(a)	9,235	9,253,306
5.45%, 06/15/34(a)	4,955	5,199,855
5.75%, 09/15/33(a)	4,315	4,610,389
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)(c)	6,850	7,217,913
Duke Energy Florida LLC
2.40%, 12/15/31(a)	3,018	2,761,303
4.85%, 12/01/35	1,661	1,673,691
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.88%, 11/15/33	$4,292	$4,657,654
Duke Energy Indiana LLC
5.25%, 03/01/34	2,025	2,126,103
6.12%, 10/15/35	35	38,286
Duke Energy Ohio, Inc.
5.25%, 04/01/33(a)	2,530	2,650,162
5.30%, 06/15/35(a)	2,436	2,537,267
Duke Energy Progress LLC
2.00%, 08/15/31	5,530	4,977,683
3.40%, 04/01/32	3,855	3,691,321
5.05%, 03/15/35(a)	6,115	6,275,331
5.10%, 03/15/34(a)	3,328	3,460,852
5.25%, 03/15/33	3,527	3,700,365
Duquesne Light Holdings, Inc., 2.78%, 01/07/32(b)	2,514	2,279,689
Edison International, 5.25%, 03/15/32(a)	3,175	3,233,258
El Paso Electric Co., 6.00%, 05/15/35	2,730	2,867,791
Electricite de France SA
4.75%, 10/13/35(b)	3,000	3,004,430
5.75%, 01/13/35(a)(b)	4,570	4,865,995
5.95%, 04/22/34(b)	3,865	4,161,739
6.25%, 05/23/33(a)(b)	5,985	6,568,472
Emera U.S. Finance LP, 2.64%, 06/15/31	2,895	2,656,300
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	600	584,710
Enel Finance International NV
2.50%, 07/12/31(a)(b)	7,060	6,432,796
5.00%, 06/15/32(a)(b)	7,859	8,091,369
5.00%, 09/30/35(b)	8,945	8,935,708
5.50%, 06/26/34(b)	5,560	5,800,508
7.50%, 10/14/32(a)(b)	8,175	9,463,512
Engie Energia Chile SA, 6.38%, 04/17/34(a)(b)	3,855	4,136,947
Engie SA, 5.63%, 04/10/34(a)(b)	5,010	5,279,323
Entergy Arkansas LLC
4.95%, 01/15/36	3,480	3,512,727
5.15%, 01/15/33(a)	2,795	2,909,409
5.30%, 09/15/33	2,010	2,111,074
5.45%, 06/01/34	4,605	4,870,422
Entergy Corp.
2.40%, 06/15/31	4,353	3,951,877
5.88%, 06/15/56, (5-year CMT + 2.18%)(a)(c)	1,600	1,607,694
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	800	806,631
Entergy Louisiana LLC
2.35%, 06/15/32	3,670	3,288,828
3.05%, 06/01/31	2,370	2,249,961
4.00%, 03/15/33	5,405	5,259,248
4.90%, 04/15/36	3,385	3,389,225
5.15%, 09/15/34	4,865	5,031,474
5.35%, 03/15/34	3,105	3,267,775
Entergy Mississippi LLC, 5.00%, 09/01/33	1,930	1,987,632
Entergy Texas, Inc.
1.75%, 03/15/31	3,853	3,443,158
5.25%, 04/15/35	3,555	3,689,299
Evergy Kansas Central, Inc.
5.25%, 03/15/35(a)	3,800	3,907,939
5.90%, 11/15/33(a)	2,165	2,343,283
Evergy Metro, Inc.
4.95%, 04/15/33	2,470	2,534,048
5.13%, 08/15/35	2,920	2,977,339
5.40%, 04/01/34(a)	2,105	2,220,531
Series B, 6.05%, 11/15/35	365	400,026
Security	Par (000)	Value
Electric (continued)
Evergy Missouri West, Inc.
3.75%, 03/15/32(b)	$1,657	$1,551,172
5.25%, 12/15/35(b)	2,460	2,490,037
5.65%, 06/01/34(a)(b)	2,335	2,440,031
Eversource Energy
2.55%, 03/15/31(a)	2,140	1,965,765
3.38%, 03/01/32	4,770	4,472,541
5.13%, 05/15/33(a)	5,910	6,039,259
5.50%, 01/01/34(a)	4,990	5,179,710
5.85%, 04/15/31	4,725	5,025,747
5.95%, 07/15/34(a)	4,940	5,279,017
Exelon Corp.
3.35%, 03/15/32(a)	4,152	3,923,715
4.95%, 06/15/35	2,155	2,158,069
4.95%, 03/15/36	6,900	6,859,695
5.30%, 03/15/33	6,346	6,649,927
5.45%, 03/15/34	4,188	4,398,583
5.63%, 06/15/35(a)	3,390	3,575,968
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	6,530	6,833,789
7.60%, 04/01/32(a)	2,030	2,362,434
FirstEnergy Transmission LLC
4.75%, 01/15/33(a)	2,080	2,097,492
5.00%, 01/15/35	2,920	2,960,881
Florida Power & Light Co.
2.45%, 02/03/32	11,537	10,536,932
4.70%, 02/15/36	3,375	3,384,955
4.80%, 05/15/33(a)	5,475	5,615,613
4.95%, 06/01/35	2,270	2,325,500
5.00%, 08/01/34	3,583	3,709,974
5.10%, 04/01/33	5,188	5,407,041
5.30%, 06/15/34	7,502	7,908,867
5.63%, 04/01/34	3,870	4,184,051
5.95%, 10/01/33(a)	1,835	2,024,751
Georgia Power Co.
4.70%, 05/15/32(a)	4,898	5,017,440
4.95%, 05/17/33	6,915	7,141,213
5.20%, 03/15/35	4,903	5,093,495
5.25%, 03/15/34(a)	6,380	6,663,772
Idaho Power Co.
4.85%, 03/01/36	2,300	2,302,073
5.20%, 08/15/34	1,945	2,029,908
Indianapolis Power & Light Co.
5.05%, 08/15/35(a)(b)	2,085	2,137,161
5.65%, 12/01/32(a)(b)	2,150	2,282,264
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	460	425,967
Interstate Power and Light Co.
4.95%, 09/30/34	2,605	2,636,663
5.60%, 06/29/35	4,230	4,451,249
5.70%, 10/15/33	2,356	2,503,875
IPALCO Enterprises, Inc., 5.75%, 04/01/34	2,645	2,725,447
ITC Holdings Corp.
5.40%, 06/01/33(b)	3,185	3,304,219
5.65%, 05/09/34(b)	2,880	3,035,355
Jersey Central Power & Light Co.
2.75%, 03/01/32(a)(b)	3,939	3,599,193
5.10%, 01/15/35(a)	5,265	5,407,449
5.15%, 01/15/36(b)	3,030	3,108,148
Kallpa Generacion SA
5.50%, 09/11/35(a)(b)	4,145	4,196,812
5.88%, 01/30/32(a)(b)	2,935	3,062,673

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Kentucky Power Co., 7.00%, 11/15/33(b)	$2,375	$2,611,227
Kentucky Utilities Co., 5.45%, 04/15/33	2,694	2,854,909
Liberty Utilities Co., 5.87%, 01/31/34(b)	2,350	2,473,329
Louisville Gas and Electric Co., 5.45%, 04/15/33	2,625	2,774,099
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	231	234,303
MidAmerican Energy Co.
5.35%, 01/15/34	2,629	2,762,993
5.75%, 11/01/35(a)	105	113,448
6.75%, 12/30/31(a)	3,120	3,540,059
Monongahela Power Co., 5.85%, 02/15/34(a)(b)	2,648	2,851,326
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	3,330	3,450,762
National Grid PLC
5.42%, 01/11/34(a)	5,385	5,627,780
5.81%, 06/12/33	5,999	6,417,608
National Grid USA, 5.80%, 04/01/35(a)	1,920	2,040,501
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,603	2,272,555
1.65%, 06/15/31(a)	2,195	1,932,549
2.75%, 04/15/32	3,895	3,550,890
4.02%, 11/01/32	4,660	4,605,381
4.15%, 12/15/32	3,255	3,211,282
5.00%, 08/15/34	3,490	3,602,049
5.80%, 01/15/33(a)	4,010	4,336,342
Series C, 8.00%, 03/01/32	3,165	3,802,370
New York State Electric & Gas Corp.
2.15%, 10/01/31(b)	2,460	2,196,655
5.05%, 08/15/35(a)(b)	2,060	2,097,124
5.30%, 08/15/34(b)	3,325	3,471,986
5.85%, 08/15/33(b)	2,280	2,447,532
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32	7,808	7,043,353
5.00%, 07/15/32	7,475	7,714,360
5.05%, 02/28/33	7,365	7,605,667
5.25%, 03/15/34(a)	8,170	8,465,959
5.30%, 03/15/32(a)	7,420	7,777,901
5.45%, 03/15/35(a)	7,735	8,043,370
6.50%, 08/15/55, (5-year CMT + 1.98%)(c)	3,185	3,376,501
6.75%, 06/15/54, (5-year CMT + 2.46%)(c)	8,195	8,718,758
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	7,710	7,979,330
Niagara Mohawk Power Corp.
2.76%, 01/10/32(a)(b)	3,210	2,927,887
4.28%, 10/01/34(b)	3,450	3,300,697
5.11%, 01/12/36(b)	2,245	2,276,670
5.29%, 01/17/34(b)	3,410	3,507,556
Northern States Power Co.
2.25%, 04/01/31	2,520	2,309,015
5.25%, 07/15/35(a)	155	160,214
Northern States Power Co./MN, 5.05%, 05/15/35(a)	4,521	4,643,979
NRG Energy, Inc.
5.41%, 10/15/35(a)(b)	4,835	4,886,565
7.00%, 03/15/33(b)	5,045	5,614,347
NSTAR Electric Co.
1.95%, 08/15/31	2,919	2,600,481
5.20%, 03/01/35	4,735	4,874,447
5.40%, 06/01/34	4,185	4,376,590
Ohio Edison Co., 5.50%, 01/15/33(a)(b)	2,140	2,245,148
Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
5.00%, 06/01/33(a)	$2,879	$2,941,901
5.65%, 06/01/34	2,350	2,481,418
Series D, 6.60%, 03/01/33	1,760	1,953,481
Series F, 5.85%, 10/01/35(a)	1,565	1,674,119
Series G, 6.60%, 02/15/33(a)	1,860	2,063,313
Oklahoma Gas and Electric Co., 5.40%, 01/15/33	2,890	3,043,482
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32	2,840	2,814,265
4.55%, 09/15/32	5,064	5,121,292
5.35%, 04/01/35(b)	4,535	4,722,713
5.65%, 11/15/33(a)	5,958	6,392,253
7.00%, 05/01/32	4,025	4,585,526
7.25%, 01/15/33	2,215	2,569,725
Pacific Gas and Electric Co.
3.25%, 06/01/31	6,188	5,833,259
4.40%, 03/01/32	3,394	3,363,619
5.05%, 10/15/32	5,525	5,630,715
5.20%, 05/01/36	3,665	3,677,157
5.70%, 03/01/35	7,430	7,746,994
5.80%, 05/15/34(a)	7,690	8,113,583
5.90%, 06/15/32	4,709	4,988,597
6.00%, 08/15/35(a)	5,980	6,371,745
6.15%, 01/15/33	5,690	6,114,251
6.40%, 06/15/33	7,650	8,334,944
6.95%, 03/15/34	6,123	6,891,925
PacifiCorp
5.25%, 06/15/35(a)	2,820	2,856,492
5.45%, 02/15/34(a)	7,930	8,144,674
7.70%, 11/15/31(a)	3,030	3,501,112
PECO Energy Co.
4.88%, 09/15/35	4,045	4,100,182
4.90%, 06/15/33	3,895	4,009,041
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 02/03/36(b)	7,000	6,999,286
Potomac Electric Power Co., 5.20%, 03/15/34	2,430	2,536,244
PPL Capital Funding, Inc., 5.25%, 09/01/34	4,850	5,011,216
PPL Electric Utilities Corp.
4.85%, 02/15/34	4,565	4,672,038
5.00%, 05/15/33(a)	4,133	4,269,774
Progress Energy, Inc., 7.00%, 10/30/31	2,615	2,956,903
Public Service Co. of Colorado
1.88%, 06/15/31	5,361	4,773,624
4.10%, 06/01/32(a)	2,615	2,593,801
5.15%, 09/15/35	6,560	6,698,183
5.35%, 05/15/34	6,063	6,329,061
Public Service Co. of New Hampshire
5.35%, 10/01/33	3,825	4,036,439
Series V, 2.20%, 06/15/31(a)	2,125	1,931,010
Public Service Co. of Oklahoma
5.20%, 01/15/35	4,665	4,764,282
5.25%, 01/15/33	3,470	3,594,191
5.45%, 01/15/36(a)	5,015	5,196,158
Series J, 2.20%, 08/15/31	3,180	2,848,500
Public Service Electric and Gas Co.
1.90%, 08/15/31	3,283	2,933,238
3.10%, 03/15/32	3,360	3,159,148
4.65%, 03/15/33(a)	3,425	3,465,535
4.85%, 08/01/34	4,330	4,400,965
4.90%, 12/15/32	3,362	3,472,406
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 08/15/35	$3,630	$3,702,946
5.05%, 03/01/35	2,890	2,989,651
5.20%, 08/01/33(a)	3,845	4,020,034
5.20%, 03/01/34(a)	3,315	3,455,262
Series D, 5.25%, 07/01/35(a)	255	265,268
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	5,460	4,948,446
5.40%, 03/15/35	2,840	2,946,159
5.45%, 04/01/34(a)	3,445	3,600,694
6.13%, 10/15/33	2,651	2,872,499
Puget Energy, Inc.
4.22%, 03/15/32(a)	3,655	3,572,324
5.73%, 03/15/35	4,300	4,449,083
Puget Sound Energy, Inc.
5.33%, 06/15/34(a)	2,930	3,049,937
5.48%, 06/01/35	1,505	1,565,147
RWE Finance U.S. LLC
5.13%, 09/18/35(b)	6,000	6,015,079
5.88%, 04/16/34(b)	7,220	7,664,697
San Diego Gas & Electric Co.
5.35%, 05/15/35(a)	1,765	1,834,560
5.40%, 04/15/35(a)	6,121	6,378,779
Series XXX, 3.00%, 03/15/32	3,673	3,413,047
Sempra
5.50%, 08/01/33(a)	6,194	6,533,601
6.40%, 10/01/54, (5-year CMT + 2.63%)(c)	8,575	8,748,541
6.55%, 04/01/55, (5-year CMT + 2.14%)(c)	4,195	4,282,587
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,480	2,360,530
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	486	500,185
Southern California Edison Co.
2.75%, 02/01/32(a)	4,425	4,016,807
4.80%, 03/15/33	4,925	4,946,758
5.20%, 06/01/34(a)	6,898	7,012,438
5.45%, 06/01/31(a)	3,320	3,478,046
5.45%, 03/01/35(a)	6,635	6,826,924
5.95%, 11/01/32(a)	4,985	5,340,956
6.00%, 01/15/34(a)	3,939	4,202,600
Series 04-G, 5.75%, 04/01/35	2,495	2,606,413
Series 05-E, 5.35%, 07/15/35	2,300	2,341,630
Series G, 2.50%, 06/01/31	3,161	2,889,163
Southern Co.(The)
4.85%, 03/15/35(a)	5,065	5,055,800
5.20%, 06/15/33	5,670	5,872,681
5.70%, 10/15/32(a)	4,065	4,351,148
5.70%, 03/15/34(a)	7,760	8,253,898
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	12,165	12,727,254
Southern Power Co., Series B, 4.90%, 10/01/35	3,415	3,402,647
Southwestern Electric Power Co., 5.30%, 04/01/33(a)	2,595	2,690,676
Southwestern Public Service Co., 5.30%, 05/15/35	3,670	3,790,045
System Energy Resources, Inc., 5.30%, 12/15/34	3,775	3,853,815
Tampa Electric Co.
2.40%, 03/15/31	2,346	2,161,957
5.15%, 03/01/35(a)	4,170	4,282,351
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co.
3.25%, 05/15/32(a)	$2,076	$1,948,852
5.20%, 09/15/34(a)	2,795	2,883,217
Union Electric Co.
2.15%, 03/15/32(a)	3,670	3,266,243
4.80%, 03/15/36	2,950	2,956,558
5.20%, 04/01/34	3,610	3,768,348
5.25%, 04/15/35	3,530	3,660,259
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	4,331	3,904,996
2.40%, 03/30/32(a)	4,095	3,687,507
4.95%, 03/15/36	6,575	6,564,268
5.00%, 04/01/33(a)	6,249	6,421,754
5.00%, 01/15/34	3,834	3,911,587
5.05%, 08/15/34(a)	4,487	4,576,090
5.15%, 03/15/35	4,892	5,004,567
5.30%, 08/15/33	2,858	2,989,313
Series B, 6.00%, 01/15/36	3,790	4,093,874
Series C, 4.90%, 09/15/35(a)	6,355	6,374,109
Vistra Operations Co. LLC
5.25%, 10/15/35(b)	5,380	5,391,384
5.35%, 01/31/36(a)(b)	2,850	2,869,731
5.70%, 12/30/34(b)	6,185	6,409,689
6.00%, 04/15/34(b)	3,905	4,139,761
6.95%, 10/15/33(b)	7,550	8,463,905
WEC Energy Group, Inc., 5.63%, 05/15/56, (5-year CMT + 1.91%)(c)	1,600	1,610,094
Wisconsin Electric Power Co.
4.60%, 10/01/34(a)	2,690	2,709,666
4.75%, 09/30/32(a)	3,630	3,735,245
5.63%, 05/15/33	2,185	2,363,301
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	2,220	1,976,841
3.95%, 09/01/32(a)	4,507	4,402,354
4.95%, 04/01/33	2,446	2,504,650
5.38%, 03/30/34	2,285	2,376,249
Xcel Energy, Inc.
2.35%, 11/15/31(a)	2,939	2,650,569
4.60%, 06/01/32	4,935	4,971,692
5.45%, 08/15/33	5,835	6,091,420
5.50%, 03/15/34	5,185	5,413,379
5.60%, 04/15/35	5,505	5,754,138
5.75%, 12/03/56, (5-year CMT + 2.17%)(c)	3,275	3,274,986
		1,561,427,460
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.20%, 12/21/31(a)	8,419	7,643,130
5.00%, 03/15/35(a)	3,865	3,998,465
6.00%, 08/15/32(a)	1,020	1,126,179
Molex Electronic Technologies LLC, 5.25%, 04/30/32(a)(b)	2,495	2,588,482
		15,356,256
Electronics — 0.8%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32(a)	4,433	4,631,533
5.60%, 05/29/34	2,980	3,146,817
Amphenol Corp.
2.20%, 09/15/31(a)	5,980	5,421,521
4.40%, 02/15/33	7,150	7,167,596
4.63%, 02/15/36	8,975	8,920,022

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.00%, 01/15/35(a)	$5,330	$5,469,108
5.25%, 04/05/34	4,410	4,619,641
Arrow Electronics, Inc.
2.95%, 02/15/32(a)	3,383	3,063,018
5.88%, 04/10/34(a)	3,590	3,782,473
Avnet, Inc.
3.00%, 05/15/31	2,211	2,039,178
5.50%, 06/01/32(a)	2,075	2,154,161
Flex Ltd.
5.25%, 01/15/32	5,280	5,420,624
5.38%, 11/13/35(a)	3,380	3,417,046
Honeywell International, Inc.
1.75%, 09/01/31	10,786	9,553,478
4.50%, 01/15/34	7,400	7,441,298
4.75%, 02/01/32	5,010	5,161,280
4.95%, 09/01/31	4,605	4,812,403
5.00%, 02/15/33	7,971	8,315,144
5.00%, 03/01/35	10,095	10,413,152
Hubbell, Inc.
2.30%, 03/15/31(a)	2,201	2,032,055
4.80%, 11/15/35	2,175	2,187,938
Jabil, Inc., 4.75%, 02/01/33	2,065	2,057,447
Keysight Technologies, Inc., 4.95%, 10/15/34(a)	3,935	4,011,742
TD SYNNEX Corp.
2.65%, 08/09/31	3,781	3,422,994
5.30%, 10/10/35	3,275	3,265,016
6.10%, 04/12/34	4,055	4,298,151
Trimble, Inc., 6.10%, 03/15/33	5,463	5,821,841
Tyco Electronics Group SA
2.50%, 02/04/32	4,241	3,860,762
4.88%, 02/09/36(a)	2,215	2,250,039
5.00%, 05/09/35	3,415	3,499,940
Vontier Corp., 2.95%, 04/01/31	3,985	3,702,052
		145,359,470
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	4,410	4,855,231
Jacobs Engineering Group, Inc., 5.90%, 03/01/33(a)	3,975	4,193,327
Jacobs Solutions, Inc., 5.38%, 03/03/36	3,275	3,275,552
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	6,470	6,511,169
Ste Transcore Holdings, Inc., 3.75%, 05/05/32(b)	2,140	2,098,562
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	1,215	1,120,306
		22,054,147
Entertainment — 0.1%
Flutter Treasury DAC, 5.88%, 06/04/31(a)(b)	5,375	5,359,596
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)(b)	6,370	5,897,331
		11,256,927
Environmental Control — 0.6%
Republic Services, Inc.
1.75%, 02/15/32	5,964	5,212,074
2.38%, 03/15/33(a)	5,365	4,751,651
5.00%, 12/15/33(a)	4,913	5,121,435
5.00%, 04/01/34	5,779	5,994,035
5.15%, 03/15/35(a)	4,825	5,040,576
5.20%, 11/15/34	3,645	3,815,586
Security	Par (000)	Value
Environmental Control (continued)
Veralto Corp., 5.45%, 09/18/33	$4,843	$5,103,502
Waste Connections, Inc.
2.20%, 01/15/32(a)	5,537	4,964,626
3.20%, 06/01/32(a)	3,717	3,511,661
4.20%, 01/15/33	5,837	5,778,114
5.00%, 03/01/34	5,230	5,400,836
5.25%, 09/01/35(a)	3,800	3,977,684
Waste Management, Inc.
1.50%, 03/15/31(a)	6,031	5,340,287
3.90%, 03/01/35(a)	2,315	2,210,394
4.15%, 04/15/32(a)	7,465	7,480,730
4.63%, 02/15/33(a)	3,709	3,799,733
4.80%, 03/15/32	6,210	6,428,238
4.88%, 02/15/34(a)	8,855	9,170,479
4.95%, 07/03/31	5,294	5,523,496
4.95%, 03/15/35(a)	10,210	10,501,997
		109,127,134
Food — 1.9%
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36(b)	5,235	5,408,379
6.40%, 01/15/34(b)	3,585	3,951,918
Campbell's Co. (The), 4.55%, 03/21/31(a)	2,375	2,379,088
Campbell's Company/The
4.75%, 03/23/35(a)	5,750	5,583,096
5.40%, 03/21/34(a)	7,165	7,322,366
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	5,936	5,503,071
Conagra Brands, Inc., 5.75%, 08/01/35(a)	3,555	3,665,856
Delhaize America LLC, 9.00%, 04/15/31(a)	170	202,281
Flowers Foods, Inc.
2.40%, 03/15/31	3,465	3,048,853
5.75%, 03/15/35(a)	3,580	3,546,788
General Mills, Inc.
2.25%, 10/14/31(a)	3,948	3,543,170
4.95%, 03/29/33(a)	6,655	6,805,045
5.25%, 01/30/35(a)	5,570	5,714,842
Gruma SAB de CV, 5.39%, 12/09/34(b)	2,080	2,128,880
Hershey Co.(The)
4.50%, 05/04/33(a)	2,790	2,839,013
4.95%, 02/24/32	3,970	4,146,988
5.10%, 02/24/35	3,365	3,527,024
J M Smucker Co.(The)
2.13%, 03/15/32(a)	2,775	2,435,687
4.25%, 03/15/35	4,645	4,456,213
6.20%, 11/15/33(a)	6,655	7,302,742
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	6,600	6,772,851
5.95%, 04/20/35	7,495	7,946,735
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	7,288	6,636,120
3.63%, 01/15/32	6,935	6,563,273
3.75%, 12/01/31	3,902	3,721,563
5.75%, 04/01/33(a)	11,279	11,861,177
6.75%, 03/15/34	11,382	12,689,393
Kellanova
5.25%, 03/01/33(a)	2,730	2,873,705
Series B, 7.45%, 04/01/31	4,398	5,067,109
Kraft Heinz Foods Co.
4.25%, 03/01/31(a)	2,219	2,217,284
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.00%, 07/15/35(a)	$4,225	$4,240,601
5.20%, 03/15/32	4,230	4,384,855
5.40%, 03/15/35(a)	3,598	3,717,323
6.75%, 03/15/32(a)	2,237	2,491,401
Kroger Co.(The)
5.00%, 09/15/34(a)	15,025	15,277,096
7.50%, 04/01/31	3,015	3,463,425
Mars, Inc.
1.63%, 07/16/32(a)(b)	5,755	4,945,231
3.60%, 04/01/34(b)	4,080	3,821,442
4.65%, 04/20/31(a)(b)	3,360	3,456,997
4.75%, 04/20/33(b)	6,740	6,864,987
5.00%, 03/01/32(b)	19,635	20,339,192
5.20%, 03/01/35(a)(b)	33,505	34,693,170
McCormick & Co., Inc./MD
4.70%, 10/15/34(a)	3,530	3,529,346
4.95%, 04/15/33(a)	3,548	3,640,857
Mondelez International, Inc.
1.88%, 10/15/32(a)	4,420	3,846,473
3.00%, 03/17/32	5,695	5,287,601
4.75%, 08/28/34(a)	3,485	3,505,440
5.13%, 05/06/35(a)	2,855	2,952,208
6.50%, 11/01/31(a)	1,985	2,211,317
Nestle Capital Corp.
4.75%, 03/12/31(b)	3,105	3,222,521
4.88%, 03/12/34(a)(b)	5,485	5,693,459
Nestle Holdings, Inc.
1.88%, 09/14/31(a)(b)	6,835	6,145,404
4.30%, 10/01/32(a)(b)	8,533	8,658,079
4.85%, 03/14/33(a)(b)	4,573	4,744,564
5.00%, 09/12/33(a)(b)	2,610	2,751,599
Smithfield Foods, Inc., 2.63%, 09/13/31(a)(b)	3,725	3,343,140
Sysco Corp.
2.45%, 12/14/31	3,707	3,366,621
4.40%, 07/25/31	2,475	2,484,096
4.95%, 03/25/36(a)	2,475	2,479,722
5.38%, 09/21/35	2,820	2,941,641
5.40%, 03/23/35	3,675	3,838,724
6.00%, 01/17/34	3,485	3,795,859
Tyson Foods, Inc.
4.88%, 08/15/34(a)	3,520	3,565,035
4.95%, 02/20/36	2,475	2,490,833
5.70%, 03/15/34(a)	6,185	6,581,254
		348,632,023
Food Service — 0.0%
Sodexo, Inc.
2.72%, 04/16/31(a)(b)	4,893	4,509,923
5.80%, 08/15/35(b)	3,020	3,178,840
		7,688,763
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 6.18%, 05/05/32(b)	3,285	3,358,954
Georgia-Pacific LLC
4.95%, 06/30/32(a)(b)	3,950	4,104,534
8.88%, 05/15/31	2,901	3,536,104
International Paper Co., 5.00%, 09/15/35	953	957,605
Inversiones CMPC SA
3.00%, 04/06/31(a)(b)	3,685	3,284,378
6.13%, 06/23/33(b)	2,505	2,552,114
6.13%, 02/26/34(a)(b)	3,710	3,792,455
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano Austria GmbH, 3.13%, 01/15/32(a)	$7,140	$6,465,069
Suzano Netherlands BV, 5.50%, 01/15/36	6,680	6,750,140
		34,801,353
Gas — 0.8%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	1,890	1,911,314
5.13%, 09/16/34(a)(b)	5,850	5,960,537
Atmos Energy Corp.
5.20%, 08/15/35(a)	4,156	4,339,699
5.45%, 10/15/32	2,024	2,160,166
5.90%, 11/15/33	6,049	6,612,596
Boston Gas Co.
3.76%, 03/16/32(b)	3,110	2,984,753
5.84%, 01/10/35(a)(b)	3,470	3,720,744
Brooklyn Union Gas Co.(The)
4.87%, 08/05/32(a)(b)	2,980	3,004,084
6.39%, 09/15/33(b)	3,778	4,098,469
CenterPoint Energy Resources Corp.
4.40%, 07/01/32(a)	3,995	4,010,077
5.40%, 03/01/33	2,192	2,293,294
5.40%, 07/01/34(a)	2,970	3,099,964
Grupo Energia Bogota SA ESP
5.75%, 10/22/35(a)(b)	3,300	3,241,425
7.85%, 11/09/33(a)(b)	950	1,075,151
KeySpan Gas East Corp., 5.99%, 03/06/33(a)(b)	3,555	3,798,033
National Fuel Gas Co.
2.95%, 03/01/31	3,475	3,225,703
5.95%, 03/15/35(a)	3,860	4,112,267
NiSource, Inc.
5.35%, 04/01/34(a)	5,350	5,584,600
5.35%, 07/15/35	8,755	9,039,210
5.40%, 06/30/33	3,835	4,021,638
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)(c)	5,400	5,433,394
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)(c)	3,065	3,201,009
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(c)	1,875	1,954,478
ONE Gas, Inc., 4.25%, 09/01/32	1,985	1,985,583
Piedmont Natural Gas Co., Inc.
4.10%, 09/18/34	2,141	2,050,489
5.10%, 02/15/35	2,815	2,883,744
5.40%, 06/15/33	2,436	2,560,914
Snam SpA, 5.75%, 05/28/35(b)	4,985	5,268,125
Southern California Gas Co.
5.05%, 09/01/34	4,990	5,123,802
5.20%, 06/01/33(a)	3,621	3,768,096
5.45%, 06/15/35(a)	4,585	4,835,187
Series KK, 5.75%, 11/15/35(a)	300	319,411
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	3,800	3,853,979
5.15%, 09/15/32	3,085	3,199,821
5.75%, 09/15/33	3,933	4,199,435
6.00%, 10/01/34(a)	1,685	1,813,388
Series B, 5.10%, 09/15/35(a)	3,610	3,676,663
Southwest Gas Corp., 4.05%, 03/15/32	4,780	4,676,663
Spire Missouri, Inc.
4.80%, 02/15/33(a)	3,070	3,139,445
Series 2034, 5.15%, 08/15/34	2,205	2,283,016
Spire, Inc., 4.60%, 09/01/31	1,355	1,365,920
		145,886,286

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Kennametal, Inc., 2.80%, 03/01/31(a)	$1,967	$1,830,428
Stanley Black & Decker, Inc., 3.00%, 05/15/32(a)	3,544	3,257,491
		5,087,919
Health Care - Products — 1.1%
180 Medical, Inc., 5.30%, 10/08/35(b)	2,660	2,672,755
Agilent Technologies, Inc.
2.30%, 03/12/31	5,696	5,201,587
4.75%, 09/09/34(a)	4,280	4,322,028
Alcon Finance Corp., 5.38%, 12/06/32(b)	4,628	4,865,687
Baxter International, Inc.
1.73%, 04/01/31	4,469	3,852,056
2.54%, 02/01/32	11,585	10,134,536
5.65%, 12/15/35(a)	6,105	6,208,041
Boston Scientific Corp., 6.25%, 11/15/35(a)	2,115	2,398,787
GE HealthCare Technologies, Inc.
4.95%, 12/15/35(a)	2,390	2,407,375
5.50%, 06/15/35	7,110	7,446,126
5.91%, 11/22/32(a)	11,933	12,927,097
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	6,875	6,945,952
Medtronic, Inc., 4.38%, 03/15/35(a)	13,085	12,955,225
Revvity, Inc.
2.25%, 09/15/31	3,789	3,371,418
2.55%, 03/15/31	2,738	2,508,070
Smith & Nephew PLC, 5.40%, 03/20/34	4,140	4,310,691
Solventum Corp.
5.45%, 03/13/31(a)	6,625	6,949,368
5.60%, 03/23/34(a)	11,755	12,290,387
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	4,392	4,083,459
Stryker Corp.
4.63%, 09/11/34	5,210	5,229,025
5.20%, 02/10/35(a)	6,765	7,024,098
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	10,111	9,096,226
4.20%, 03/01/31(a)	2,575	2,594,247
4.47%, 10/07/32(a)	5,100	5,157,655
4.55%, 06/15/33	5,220	5,279,298
4.79%, 10/07/35(a)	4,515	4,555,643
4.90%, 02/12/36	4,750	4,832,358
4.95%, 11/21/32(a)	4,263	4,429,421
5.09%, 08/10/33	6,685	6,977,673
5.20%, 01/31/34(a)	3,055	3,210,892
VSP Optical Group, Inc., 5.45%, 12/01/35(b)	3,270	3,326,397
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31(a)	6,418	5,870,582
4.25%, 08/15/35(a)	880	836,523
5.20%, 09/15/34	4,850	4,988,190
5.50%, 02/19/35(a)	4,145	4,337,915
		193,596,788
Health Care - Services — 2.7%
Adventist Health System/West
5.43%, 03/01/32(a)	2,045	2,125,763
5.76%, 12/01/34(a)	2,600	2,736,159
Ascension Health, Series 2025, 4.92%, 11/15/35	3,010	3,066,801
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,285	2,090,919
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.50%, 03/01/31	$14,133	$12,265,786
2.63%, 08/01/31	8,298	7,188,337
Cigna Group(The)
2.38%, 03/15/31	9,839	9,017,947
4.88%, 09/15/32	8,155	8,341,911
5.13%, 05/15/31(a)	4,995	5,198,719
5.25%, 02/15/34(a)	8,485	8,802,275
5.25%, 01/15/36(a)	6,235	6,403,908
5.40%, 03/15/33(a)	5,888	6,196,073
CommonSpirit Health
4.83%, 09/01/35(a)	2,000	2,003,273
4.98%, 09/01/35	2,000	2,010,418
5.32%, 12/01/34	4,500	4,647,143
Elevance Health, Inc.
2.55%, 03/15/31(a)	6,054	5,581,185
4.10%, 05/15/32	4,151	4,076,288
4.60%, 09/15/32(a)	5,310	5,359,020
4.75%, 02/15/33	7,825	7,919,046
4.95%, 11/01/31	6,925	7,123,962
5.00%, 01/15/36(a)	6,090	6,123,970
5.20%, 02/15/35(a)	8,675	8,919,613
5.38%, 06/15/34	6,470	6,734,988
5.50%, 10/15/32(a)	4,632	4,887,874
5.85%, 01/15/36	1,530	1,627,988
5.95%, 12/15/34(a)	2,565	2,769,891
Fresenius Medical Care U.S. Finance III, Inc., 3.00%, 12/01/31(a)(b)	3,130	2,852,530
HCA, Inc.
2.38%, 07/15/31	7,888	7,123,941
3.63%, 03/15/32(a)	14,773	14,076,766
4.60%, 11/15/32(a)	8,940	8,954,543
4.90%, 11/15/35	5,440	5,417,339
5.45%, 04/01/31	11,640	12,189,304
5.45%, 09/15/34	8,782	9,118,457
5.50%, 03/01/32	8,400	8,812,253
5.50%, 06/01/33(a)	9,519	9,976,901
5.60%, 04/01/34	10,378	10,897,790
5.75%, 03/01/35(a)	10,729	11,357,424
7.50%, 11/06/33	1,650	1,918,849
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/34(b)	5,125	5,257,693
Highmark, Inc., 2.55%, 05/10/31(a)(b)	3,144	2,827,864
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	4,265	4,244,714
Humana, Inc.
2.15%, 02/03/32(a)	5,616	4,901,649
5.38%, 04/15/31(a)	8,410	8,667,138
5.55%, 05/01/35	5,625	5,723,908
5.88%, 03/01/33(a)	6,026	6,308,281
5.95%, 03/15/34(a)	5,590	5,862,931
ICON Investments Six DAC, 6.00%, 05/08/34	3,265	3,350,391
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	3,665	3,392,417
4.55%, 04/01/32(a)	3,905	3,937,744
4.80%, 10/01/34	5,860	5,877,780
OhioHealth Corp., 2.30%, 11/15/31	2,185	1,994,893
PeaceHealth Obligated Group, 4.86%, 11/15/32	745	761,150
Piedmont Healthcare, Inc., 2.04%, 01/01/32	2,365	2,102,400
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	$2,710	$2,838,994
5.40%, 10/01/33	3,523	3,685,117
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	4,708	4,393,107
5.00%, 12/15/34	5,955	6,099,894
6.40%, 11/30/33	5,078	5,677,357
Roche Holdings, Inc.
2.08%, 12/13/31(b)	13,959	12,522,339
4.37%, 12/02/32(a)(b)	2,725	2,755,646
4.59%, 09/09/34(a)(b)	6,940	7,013,997
4.67%, 12/02/35(a)(b)	5,665	5,711,071
4.91%, 03/08/31(b)	5,105	5,312,430
4.99%, 03/08/34(b)	8,540	8,880,528
5.59%, 11/13/33(b)	10,795	11,654,986
Sutter Health
5.16%, 08/15/33	150	156,232
Series 2025, 5.21%, 08/15/32	1,725	1,810,326
Series 2025, 5.54%, 08/15/35	4,800	5,097,516
UnitedHealth Group, Inc.
2.30%, 05/15/31	9,125	8,332,662
4.20%, 05/15/32	11,000	10,963,835
4.50%, 04/15/33	10,394	10,381,091
4.63%, 07/15/35	7,340	7,295,207
4.90%, 04/15/31(a)	6,725	6,952,690
4.95%, 01/15/32	10,025	10,347,850
5.00%, 04/15/34	8,505	8,709,829
5.15%, 07/15/34(a)	13,970	14,436,105
5.30%, 06/15/35(a)	6,882	7,181,228
5.35%, 02/15/33(a)	14,219	14,928,561
Universal Health Services, Inc.
2.65%, 01/15/32	4,012	3,590,306
5.05%, 10/15/34(a)	3,585	3,561,297
UPMC, 5.04%, 05/15/33(a)	1,945	2,001,739
		503,418,247
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.55%, 03/15/32	3,945	4,031,423
6.70%, 07/29/31	6,815	7,035,950
Ares Capital Corp.
3.20%, 11/15/31(a)	7,119	6,257,464
5.80%, 03/08/32	7,995	7,958,717
Ares Strategic Income Fund, 6.20%, 03/21/32(a)	6,230	6,258,464
Blackstone Private Credit Fund
6.00%, 01/29/32	9,295	9,233,719
6.00%, 11/22/34(a)	6,265	6,061,093
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	4,700	4,724,909
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34(a)	7,570	7,827,937
6.75%, 07/15/35(a)	3,645	3,838,196
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	5,318	6,295,421
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	820	795,236
		70,318,529
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/34(a)	5,120	5,247,708
Security	Par (000)	Value
Home Builders (continued)
5.50%, 10/15/35	$2,340	$2,462,793
Meritage Homes Corp., 5.65%, 03/15/35(a)	3,580	3,693,058
PulteGroup, Inc.
4.90%, 03/01/36	1,725	1,726,827
6.00%, 02/15/35(a)	1,995	2,157,377
6.38%, 05/15/33(a)	2,690	2,994,931
7.88%, 06/15/32(a)	2,185	2,581,108
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	3,405	3,603,659
		24,467,461
Home Furnishings — 0.0%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	2,895	3,029,142
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	3,769	3,357,806
5.75%, 03/15/33(a)	2,630	2,810,755
Church & Dwight Co., Inc.
2.30%, 12/15/31(a)	3,128	2,840,078
5.60%, 11/15/32	3,476	3,740,909
Clorox Co. (The), 4.60%, 05/01/32(a)	4,170	4,235,478
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	4,292	3,889,565
4.50%, 02/16/33(a)	2,295	2,347,462
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	3,265	3,038,413
SC Johnson & Son, Inc., 5.75%, 02/15/33(b)	80	85,222
		26,345,688
Insurance — 4.7%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	1,365	1,404,793
AIA Group Ltd.
4.95%, 04/04/33(a)(b)	3,963	4,150,801
4.95%, 03/30/35(a)(b)	3,190	3,261,645
5.38%, 04/05/34(a)(b)	6,955	7,309,433
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,520	6,186,717
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(c)	7,660	7,832,419
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(c)	5,420	5,816,079
Allstate Corp.(The)
5.25%, 03/30/33	5,237	5,470,179
5.35%, 06/01/33	2,490	2,610,636
5.55%, 05/09/35(a)	4,115	4,371,306
American Financial Group, Inc., 5.00%, 09/23/35	2,570	2,540,344
American International Group, Inc.
3.88%, 01/15/35	3,645	3,422,452
5.13%, 03/27/33	5,857	6,036,618
5.45%, 05/07/35(a)	4,439	4,629,922
American National Group, Inc.
6.00%, 07/15/35(a)	5,225	5,183,415
6.14%, 06/13/32(a)(b)	3,515	3,641,924
Americo Life, Inc., 3.45%, 04/15/31(b)	2,929	2,643,086
AmFam Holdings, Inc., 2.81%, 03/11/31(b)	3,388	3,009,697
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	3,436	3,064,816
2.60%, 12/02/31	3,898	3,551,307
5.00%, 09/12/32	3,617	3,734,944
5.35%, 02/28/33(a)	5,601	5,861,013

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon North America, Inc.
5.30%, 03/01/31(a)	$4,275	$4,462,151
5.45%, 03/01/34(a)	12,109	12,633,934
Arch Capital Group Ltd., 7.35%, 05/01/34	2,085	2,431,596
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,449	2,192,427
5.00%, 02/15/32	3,315	3,387,899
5.15%, 02/15/35	10,410	10,552,474
5.45%, 07/15/34	3,698	3,835,244
5.50%, 03/02/33	2,694	2,808,902
6.50%, 02/15/34	3,010	3,319,273
Ascot Group Ltd., 6.35%, 06/15/35, (5-year CMT + 2.38%)(b)(c)	1,940	2,006,076
Assurant, Inc.
2.65%, 01/15/32(a)	2,880	2,584,551
5.55%, 02/15/36	75	76,200
6.75%, 02/15/34(a)	2,125	2,352,835
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	3,747	3,531,564
Athene Global Funding
2.65%, 10/04/31(b)	3,880	3,455,596
2.67%, 06/07/31(b)	3,609	3,207,619
5.32%, 11/13/31(a)(b)	4,805	4,876,853
5.53%, 07/11/31(b)	3,850	3,971,847
5.54%, 08/22/35(a)(b)	3,925	3,908,820
Athene Holding Ltd.
5.88%, 01/15/34(a)	4,110	4,183,069
6.63%, 10/15/54, (5-year CMT + 2.61%)(c)	4,305	4,137,486
6.65%, 02/01/33(a)	2,728	2,900,887
6.88%, 06/28/55, (5-year CMT + 2.58%)(c)	4,325	4,165,600
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32(a)	7,098	6,693,102
Brown & Brown, Inc.
2.38%, 03/15/31	4,893	4,396,103
4.20%, 03/17/32	4,385	4,227,381
5.25%, 06/23/32	3,055	3,112,501
5.55%, 06/23/35(a)	6,595	6,728,597
5.65%, 06/11/34	5,175	5,326,467
Chubb INA Holdings LLC
4.90%, 08/15/35	9,020	9,141,893
5.00%, 03/15/34	11,485	11,821,664
Cincinnati Financial Corp., 6.13%, 11/01/34	2,345	2,533,526
CNA Financial Corp.
5.13%, 02/15/34	3,735	3,790,104
5.20%, 08/15/35(a)	3,700	3,722,135
5.50%, 06/15/33(a)	3,725	3,886,891
CNO Financial Group, Inc., 6.45%, 06/15/34(a)	5,125	5,343,204
Corebridge Financial, Inc.
3.90%, 04/05/32(a)	11,475	10,897,483
5.75%, 01/15/34(a)	5,340	5,523,738
6.05%, 09/15/33	3,350	3,574,257
6.38%, 09/15/54, (5-year CMT + 2.65%)(c)	5,060	5,061,508
Corebridge Global Funding, 4.90%, 08/21/32(a)(b)	2,320	2,337,190
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.52%)(b)(c)(d)	13,295	13,857,578
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	1,850	1,894,228
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	2,625	2,396,051
Empower Finance 2020 LP, 1.78%, 03/17/31(a)(b)	2,592	2,310,709
Security	Par (000)	Value
Insurance (continued)
Enstar Group Ltd.
3.10%, 09/01/31	$4,463	$4,018,238
7.50%, 04/01/45, (5-year CMT + 3.19%)(a)(b)(c)	1,815	1,890,725
Equitable Holdings, Inc.
5.59%, 01/11/33(a)	4,345	4,526,017
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(c)	2,950	3,075,434
F&G Annuities & Life, Inc., 6.25%, 10/04/34(a)	3,555	3,383,489
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,885	3,703,171
5.63%, 08/16/32	4,636	4,856,907
5.75%, 05/20/35	2,710	2,826,370
6.00%, 12/07/33(a)	4,595	4,911,659
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.01%)(b)(c)	1,600	1,578,304
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.72%)(b)(c)	2,530	2,383,256
Fidelity National Financial, Inc., 2.45%, 03/15/31(a)	4,233	3,791,276
First American Financial Corp.
2.40%, 08/15/31	5,290	4,660,195
5.45%, 09/30/34	3,560	3,582,784
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,430	5,750,131
FWD Group Holdings Ltd., 5.84%, 09/22/35(b)	1,610	1,654,910
GA Global Funding Trust
2.90%, 01/06/32(a)(b)	3,865	3,424,918
5.20%, 12/09/31(b)	4,470	4,511,732
5.50%, 04/01/32(b)	2,565	2,596,380
5.90%, 01/13/35(b)	3,585	3,634,569
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	4,683	4,220,512
7.95%, 06/15/33(a)(b)	4,662	5,101,436
Globe Life, Inc.
4.80%, 06/15/32(a)	3,200	3,233,430
5.85%, 09/15/34	3,170	3,324,785
Guardian Life Global Funding, 4.67%, 09/05/32(b)	235	237,516
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	2,965	3,027,716
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,665	3,853,813
Jackson Financial, Inc.
3.13%, 11/23/31(a)	3,970	3,616,275
5.67%, 06/08/32(a)	2,540	2,597,493
Kemper Corp., 3.80%, 02/23/32(a)	3,035	2,796,480
Liberty Mutual Group, Inc., 6.50%, 03/15/35(a)(b)	1,530	1,661,221
Lincoln National Corp.
3.40%, 03/01/32	1,630	1,497,856
5.35%, 11/15/35(a)	2,670	2,606,749
5.85%, 03/15/34	2,705	2,790,172
Loews Corp.
4.94%, 04/01/36	2,475	2,468,991
6.00%, 02/01/35(a)	2,000	2,180,591
Manulife Financial Corp.
3.70%, 03/16/32	5,530	5,353,971
4.99%, 12/11/35	5,310	5,328,108
Marsh & McLennan Companies, Inc.
2.38%, 12/15/31(a)	2,889	2,605,631
4.85%, 11/15/31(a)	7,795	8,019,961
4.95%, 03/15/36(a)	3,300	3,329,338
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.00%, 03/15/35	$13,625	$13,871,174
5.15%, 03/15/34(a)	3,797	3,918,364
5.40%, 09/15/33	4,520	4,758,743
5.75%, 11/01/32	3,877	4,149,970
5.88%, 08/01/33(a)	2,135	2,309,911
MassMutual Global Funding II
2.15%, 03/09/31(a)(b)	2,885	2,610,534
4.35%, 09/17/31(b)	5,064	5,062,861
5.05%, 08/26/35(b)	4,075	4,131,320
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(c)	11,690	11,918,446
6.10%, 06/11/55, (5-year CMT + 2.91%)(a)(b)(c)	14,600	15,125,761
MetLife, Inc.
5.30%, 12/15/34(a)	5,420	5,638,629
5.38%, 07/15/33(a)	7,130	7,516,311
5.70%, 06/15/35(a)	6,510	6,956,519
6.38%, 06/15/34(a)	5,260	5,867,515
6.50%, 12/15/32(a)	4,364	4,905,350
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(c)	6,665	6,922,629
Metropolitan Life Global Funding I
2.40%, 01/11/32(a)(b)	5,030	4,523,361
5.05%, 01/08/34(a)(b)	3,525	3,643,380
5.15%, 03/28/33(a)(b)	6,653	6,917,413
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(c)	8,525	8,955,299
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	650	738,659
8.25%, 12/01/31(a)(b)	2,620	3,065,407
New York Life Global Funding
1.85%, 08/01/31(b)	4,715	4,190,407
4.55%, 01/28/33(b)	6,830	6,886,571
5.00%, 01/09/34(b)	7,560	7,784,841
5.35%, 01/23/35(b)	5,115	5,390,480
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	6,585	7,049,516
Nippon Life Insurance Co.
2.90%, 09/16/51, (5-year CMT + 2.60%)(b)(c)	6,535	5,885,901
5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)(c)	8,330	8,680,604
6.25%, 09/13/53, (5-year CMT + 2.95%)(b)(c)	6,665	7,087,647
6.50%, 04/30/55, (5-year CMT + 3.19%)(a)(b)(c)	10,675	11,472,721
Northwestern Mutual Global Funding, 5.16%, 05/28/31(a)(b)	4,375	4,564,506
Old Republic International Corp., 5.75%, 03/28/34	2,825	2,960,246
Pacific Life Global Funding II
2.45%, 01/11/32(a)(b)	2,805	2,541,559
4.88%, 07/17/32(b)	3,345	3,424,353
Pacific LifeCorp, 6.60%, 09/15/33(b)	3,620	4,038,864
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	4,125	4,340,594
Pricoa Global Funding I
4.65%, 08/27/31(b)	3,185	3,242,623
4.65%, 01/12/33(b)	2,685	2,687,425
4.75%, 08/26/32(b)	3,670	3,707,708
5.35%, 05/28/35(b)	4,295	4,469,589
Primerica, Inc., 2.80%, 11/19/31	4,593	4,206,759
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc., 5.38%, 03/15/33	$2,795	$2,919,210
Progressive Corp.(The)
3.00%, 03/15/32	4,263	3,956,228
4.95%, 06/15/33	3,548	3,661,374
6.25%, 12/01/32	2,760	3,067,007
Protective Life Corp., 5.35%, 12/15/35(b)	3,405	3,455,072
Protective Life Global Funding, 5.43%, 01/14/32(a)(b)	3,780	3,970,846
Prudential Financial, Inc.
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)(c)	7,595	7,463,621
5.20%, 03/14/35	6,077	6,226,500
5.75%, 07/15/33(a)	3,325	3,616,664
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)(c)	7,528	7,778,780
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(c)	6,315	6,654,911
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	4,025	4,316,470
Prudential Funding Asia PLC, 3.63%, 03/24/32(a)	2,867	2,773,639
Reinsurance Group of America, Inc.
5.75%, 09/15/34	5,945	6,228,737
6.00%, 09/15/33	3,550	3,795,600
6.65%, 09/15/55, (5-year CMT + 2.39%)(c)	2,465	2,551,832
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	5,506	5,803,701
5.80%, 04/01/35	3,710	3,887,548
RGA Global Funding
5.00%, 08/25/32(a)(b)	4,490	4,569,703
5.05%, 12/06/31(b)	4,615	4,733,623
RLI Corp., 5.38%, 06/01/36	1,975	1,971,745
Sammons Financial Group, Inc.
3.35%, 04/16/31(b)	6,017	5,635,620
4.75%, 04/08/32(b)	3,750	3,662,473
6.88%, 04/15/34(a)(b)	5,270	5,729,778
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	3,780	3,351,476
7.20%, 10/30/34(a)(b)	5,265	4,820,673
Selective Insurance Group, Inc., 5.90%, 04/15/35	2,970	3,134,328
Sompo International Holdings Ltd., 7.00%, 07/15/34	1,805	2,021,535
Stewart Information Services Corp., 3.60%, 11/15/31	3,295	2,969,550
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)(c)	4,425	4,141,638
5.88%, 09/10/55, (5-year CMT + 2.65%)(b)(c)	4,605	4,668,254
5.88%, (5-year CMT + 2.84%)(b)(c)(d)	6,740	6,852,255
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(a)(b)(c)	4,825	5,066,358
Symetra Financial Corp., 5.87%, 04/03/32(b)	125	133,615
Travelers Companies, Inc. (The), 5.05%, 07/24/35	3,815	3,905,342
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	3,448	3,907,916
Trustage Financial Group, Inc., 4.63%, 04/15/32(b)	2,460	2,414,694
Unum Group, 5.25%, 12/15/35	1,445	1,437,322
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	2,855	3,018,823

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Western-Southern Global Funding, 4.70%, 12/10/32(b)	$2,215	$2,223,588
Willis North America, Inc.
5.15%, 03/15/36	2,250	2,249,068
5.35%, 05/15/33	5,850	6,025,518
Wynnton Funding Trust, 5.25%, 08/15/35(a)(b)	7,180	7,267,610
		862,065,984
Internet — 2.3%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	4,170	4,174,527
5.25%, 05/26/35(a)	7,900	8,295,513
Alphabet, Inc.
4.38%, 11/15/32	4,555	4,617,182
4.40%, 02/15/33	20,250	20,428,503
4.50%, 05/15/35	8,440	8,495,376
4.70%, 11/15/35	25,305	25,622,775
4.80%, 02/15/36	28,550	29,018,942
Amazon.com, Inc.
2.10%, 05/12/31	19,682	17,924,810
3.60%, 04/13/32	17,834	17,368,993
4.35%, 03/20/33	10,040	10,124,309
4.65%, 11/20/35(a)	22,530	22,658,893
4.70%, 12/01/32(a)	14,164	14,636,565
4.80%, 12/05/34(a)	9,570	9,926,669
AppLovin Corp.
5.38%, 12/01/31	5,965	6,147,986
5.50%, 12/01/34	7,140	7,279,110
Baidu, Inc., 2.38%, 08/23/31(a)	2,560	2,356,917
eBay, Inc.
2.60%, 05/10/31(a)	4,917	4,534,408
5.13%, 11/06/35(a)	3,035	3,066,877
6.30%, 11/22/32	3,110	3,417,516
Expedia Group, Inc.
2.95%, 03/15/31	3,366	3,127,776
5.40%, 02/15/35(a)	6,915	6,987,298
Meituan
4.75%, 11/05/32(a)(b)	3,695	3,699,404
5.13%, 11/05/35(b)	5,710	5,685,658
MercadoLibre, Inc., 4.90%, 01/15/33	2,030	2,018,328
Meta Platforms, Inc.
3.85%, 08/15/32	21,473	21,026,041
4.55%, 08/15/31	6,710	6,872,350
4.60%, 11/15/32	23,245	23,634,885
4.75%, 08/15/34(a)	17,951	18,228,851
4.88%, 11/15/35(a)	43,875	44,311,874
4.95%, 05/15/33(a)	13,894	14,378,311
Netflix, Inc., 4.90%, 08/15/34(a)	6,585	6,792,047
Prosus NV
3.06%, 07/13/31(a)(b)	12,060	11,122,238
4.19%, 01/19/32(b)	6,340	6,156,647
Tencent Holdings Ltd., 2.88%, 04/22/31(b)	3,330	3,181,306
Uber Technologies, Inc.
4.80%, 09/15/34	10,495	10,525,425
4.80%, 09/15/35(a)	8,235	8,197,374
VeriSign, Inc.
2.70%, 06/15/31	5,265	4,791,187
5.25%, 06/01/32	2,105	2,154,559
		422,987,430
Security	Par (000)	Value
Iron & Steel — 0.3%
ArcelorMittal SA
6.00%, 06/17/34(a)	$3,750	$4,072,802
6.80%, 11/29/32(a)	7,223	8,197,648
Gerdau Trade, Inc., 5.75%, 06/09/35	4,365	4,548,766
Nucor Corp.
3.13%, 04/01/32	4,827	4,542,405
5.10%, 06/01/35(a)	3,745	3,873,113
POSCO
5.00%, 01/16/36(b)	250	252,878
5.88%, 01/17/33(b)	525	567,019
POSCO Holdings, Inc., 5.75%, 05/07/35(b)	1,050	1,120,434
Steel Dynamics, Inc.
5.25%, 05/15/35	5,240	5,384,935
5.38%, 08/15/34	4,960	5,154,863
Vale Overseas Ltd.
6.13%, 06/12/33	9,615	10,348,144
8.25%, 01/17/34	1,730	2,085,723
		50,148,730
Leisure Time — 0.3%
Brunswick Corp.
2.40%, 08/18/31	3,890	3,456,405
4.40%, 09/15/32(a)	3,215	3,122,895
Polaris, Inc., 5.60%, 03/01/31	150	152,737
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	4,975	5,009,427
5.38%, 01/15/36(a)	9,115	9,309,816
5.63%, 09/30/31(b)	8,655	8,921,545
6.00%, 02/01/33(b)	12,500	12,949,253
6.25%, 03/15/32(b)	7,600	7,925,635
		50,847,713
Lodging — 0.4%
Choice Hotels International, Inc., 5.85%, 08/01/34(a)	4,340	4,502,015
Hyatt Hotels Corp.
5.38%, 12/15/31(a)	3,385	3,513,295
5.40%, 12/15/35(a)	2,800	2,864,236
5.50%, 06/30/34(a)	2,220	2,314,923
5.75%, 03/30/32(a)	3,790	4,003,151
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	3,460	3,653,615
Marriott International, Inc./MD
4.50%, 10/15/31	4,425	4,471,293
4.50%, 05/01/33	2,490	2,481,808
4.50%, 10/01/34(a)	2,025	2,002,313
5.10%, 04/15/32(a)	3,600	3,746,587
5.25%, 10/15/35	5,015	5,139,060
5.30%, 05/15/34	7,020	7,299,289
5.35%, 03/15/35	6,890	7,157,529
Series GG, 3.50%, 10/15/32	7,230	6,828,829
Series HH, 2.85%, 04/15/31	7,053	6,603,763
Series II, 2.75%, 10/15/33	4,986	4,418,627
Sands China Ltd., 3.25%, 08/08/31(a)	4,015	3,739,196
		74,739,529
Machinery — 0.8%
AGCO Corp., 5.80%, 03/21/34(a)	4,980	5,262,738
Caterpillar, Inc.
5.20%, 05/15/35(a)	11,880	12,445,569
5.30%, 09/15/35(a)	1,830	1,957,974
Deere & Co., 5.45%, 01/16/35(a)	8,110	8,658,592
Dover Corp., 5.38%, 10/15/35	1,410	1,504,910
Flowserve Corp., 2.80%, 01/15/32	3,579	3,252,421
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
GE Vernova, Inc., 4.88%, 02/04/36(a)	$4,565	$4,622,762
IDEX Corp., 2.63%, 06/15/31(a)	3,323	3,055,301
Ingersoll Rand, Inc.
5.31%, 06/15/31	3,460	3,638,657
5.45%, 06/15/34	5,713	6,000,090
5.70%, 08/14/33	7,130	7,630,016
John Deere Capital Corp.
2.00%, 06/17/31	5,148	4,658,522
3.90%, 06/07/32(a)	3,711	3,678,928
4.35%, 09/15/32(a)	4,604	4,666,927
4.40%, 09/08/31(a)	8,125	8,288,364
5.10%, 04/11/34	7,615	7,957,518
5.15%, 09/08/33(a)	7,030	7,432,706
Series 1, 5.05%, 06/12/34(a)	5,445	5,673,487
Nordson Corp., 5.80%, 09/15/33	3,610	3,859,983
nVent Finance SARL
2.75%, 11/15/31	2,425	2,197,436
5.65%, 05/15/33	3,666	3,874,190
Otis Worldwide Corp.
5.13%, 11/19/31(a)	4,264	4,462,427
5.13%, 09/04/35	3,735	3,848,425
Regal Rexnord Corp., 6.40%, 04/15/33(a)	8,865	9,639,143
Rockwell Automation, Inc., 1.75%, 08/15/31	3,376	2,990,685
Vertiv Holdings Co., 4.85%, 03/15/36	1,425	1,419,511
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35(a)	5,325	5,603,894
5.61%, 03/11/34	3,825	4,056,184
		142,337,360
Manufacturing — 0.4%
3M Co., 5.15%, 03/15/35	4,204	4,346,220
Eaton Corp.
4.00%, 11/02/32(a)	5,080	5,047,180
4.15%, 03/15/33	9,055	9,037,345
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	3,580	3,535,167
Pentair Finance SARL, 5.90%, 07/15/32	2,790	2,994,967
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(a)(b)	11,572	10,612,432
Siemens Funding BV
4.90%, 05/28/32(a)(b)	6,695	6,949,196
5.20%, 05/28/35(a)(b)	10,485	10,989,254
Teledyne Technologies, Inc., 2.75%, 04/01/31	6,165	5,765,551
Textron, Inc.
2.45%, 03/15/31	3,353	3,076,487
4.95%, 03/15/36(a)	765	768,919
5.50%, 05/15/35	3,645	3,835,020
6.10%, 11/15/33	2,570	2,808,801
		69,766,539
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	6,811	5,942,252
2.80%, 04/01/31	10,386	9,441,066
4.40%, 04/01/33	7,917	7,539,652
5.85%, 12/01/35(a)	9,295	9,354,406
6.38%, 10/23/35	11,130	11,626,039
6.55%, 06/01/34	11,319	12,038,054
6.65%, 02/01/34	6,743	7,161,536
Comcast Corp.
4.20%, 08/15/34	6,865	6,660,408
Security	Par (000)	Value
Media (continued)
4.25%, 01/15/33	$12,507	$12,388,453
4.40%, 08/15/35(a)	4,195	4,071,681
4.65%, 02/15/33(a)	7,831	7,955,788
4.80%, 05/15/33(a)	8,423	8,595,354
4.95%, 05/15/32	5,130	5,305,446
5.30%, 06/01/34(a)	9,936	10,381,164
5.30%, 05/15/35(a)	8,155	8,532,859
5.50%, 11/15/32(a)	6,864	7,326,139
5.65%, 06/15/35(a)	7,980	8,511,532
6.50%, 11/15/35(a)	1,790	2,018,671
7.05%, 03/15/33(a)	5,663	6,543,011
Cox Communications, Inc.
2.60%, 06/15/31(b)	6,807	6,140,397
4.80%, 02/01/35(b)	5,120	4,807,215
5.45%, 09/01/34(a)(b)	5,490	5,436,195
5.70%, 06/15/33(b)	6,091	6,191,982
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	3,383	3,099,954
Fox Corp., 6.50%, 10/13/33	8,446	9,270,166
News Corp., 5.13%, 02/15/32(a)(b)	2,050	2,039,520
Paramount Global
4.20%, 05/19/32(a)	5,550	4,887,181
5.50%, 05/15/33	1,085	983,836
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	55	61,218
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	6,840	7,998,205
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	3,179	3,645,943
Videotron Ltd., 5.70%, 01/15/35(b)	5,160	5,334,182
Walt Disney Co.(The)
4.63%, 03/14/36(a)	7,050	7,029,509
6.20%, 12/15/34(a)	6,410	7,246,325
6.40%, 12/15/35	5,870	6,683,856
6.55%, 03/15/33	2,415	2,754,919
		235,004,114
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.20%, 06/15/35	1,820	1,776,717
Timken Co. (The), 4.13%, 04/01/32(a)	2,395	2,329,680
Vallourec SACA, 7.50%, 04/15/32(b)	200	212,347
		4,318,744
Mining — 1.4%
Anglo American Capital PLC
2.88%, 03/17/31(b)	4,104	3,848,068
5.50%, 05/02/33(b)	6,570	6,880,176
5.75%, 04/05/34(b)	7,295	7,748,283
Antofagasta PLC
5.63%, 05/13/32(a)(b)	2,800	2,939,835
5.63%, 09/09/35(a)(b)	3,635	3,758,409
6.25%, 05/02/34(b)	4,719	5,105,543
Barrick Mining Corp., 6.45%, 10/15/35(a)	835	933,572
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	6,155	6,333,795
5.00%, 02/15/36(a)	1,260	1,295,833
5.13%, 02/21/32	7,135	7,464,941
5.25%, 09/08/33	10,927	11,467,415
5.30%, 02/21/35	8,947	9,382,942
Corp. Nacional del Cobre de Chile
5.13%, 02/02/33(a)(b)	7,090	7,248,412
5.95%, 01/08/34(b)	7,692	8,157,781
6.33%, 01/13/35(b)	9,955	10,770,115

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.44%, 01/26/36(b)	$10,000	$10,939,610
Freeport Indonesia PT, 5.32%, 04/14/32(b)	12,355	12,632,901
Freeport-McMoRan, Inc., 5.40%, 11/14/34(a)	4,815	5,037,853
Glencore Canada Corp., 6.20%, 06/15/35	1,665	1,788,444
Glencore Funding LLC
2.63%, 09/23/31(b)	7,970	7,269,333
2.85%, 04/27/31(b)	5,062	4,723,829
5.63%, 04/04/34(b)	8,995	9,513,209
5.67%, 04/01/35(a)(b)	8,795	9,292,060
5.70%, 05/08/33(a)(b)	3,928	4,176,555
6.50%, 10/06/33(b)	6,710	7,478,079
Kinross Gold Corp., 6.25%, 07/15/33	3,081	3,388,569
Minera Mexico SA de CV, 5.63%, 02/12/32(b)	5,790	6,032,022
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(a)(b)	3,365	3,348,916
Newmont Corp.
2.60%, 07/15/32(a)	6,566	6,032,606
5.88%, 04/01/35	3,375	3,668,013
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,795	7,179,548
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,395	3,697,790
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	4,605	4,938,644
Rio Tinto Alcan, Inc.
5.75%, 06/01/35(a)	1,950	2,103,151
6.13%, 12/15/33(a)	5,058	5,581,935
7.25%, 03/15/31	2,877	3,290,789
Rio Tinto Finance USA PLC
5.00%, 03/14/32	10,250	10,653,083
5.00%, 03/09/33	5,117	5,314,652
5.25%, 03/14/35(a)	12,305	12,840,119
South32 Treasury Ltd., 4.35%, 04/14/32(b)	4,562	4,501,913
Southern Copper Corp., 7.50%, 07/27/35	5,385	6,416,071
Vale Canada Ltd., 7.20%, 09/15/32(a)	1,744	1,941,944
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 05/13/32(a)(b)	4,735	4,961,069
Yamana Gold, Inc., 2.63%, 08/15/31	3,968	3,629,884
		265,707,711
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	7,291	6,787,113
5.55%, 08/22/34	3,370	3,391,882
		10,178,995
Oil & Gas — 4.0%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	6,640	6,581,795
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	9,395	9,546,550
Aker BP ASA
3.10%, 07/15/31(a)(b)	7,169	6,693,743
5.13%, 10/01/34(a)(b)	5,730	5,717,819
5.25%, 10/30/35(a)(b)	6,840	6,818,877
6.00%, 06/13/33(b)	7,004	7,404,501
Antero Resources Corp., 5.40%, 02/01/36	2,415	2,417,837
APA Corp., 6.10%, 02/15/35	2,550	2,670,445
BP Capital Markets America, Inc.
2.72%, 01/12/32(a)	15,905	14,710,981
4.81%, 02/13/33	15,740	16,133,482
4.89%, 09/11/33(a)	10,458	10,749,331
4.99%, 04/10/34	8,140	8,379,611
5.23%, 11/17/34(a)	13,691	14,330,927
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
6.13%, (5-year CMT + 1.92%)(c)(d)	$8,645	$8,935,861
6.45%, (5-year CMT + 2.15%)(a)(c)(d)	7,885	8,404,393
Burlington Resources LLC, 7.20%, 08/15/31(a)	3,088	3,543,134
Canadian Natural Resources Ltd.
5.40%, 12/15/34(a)	5,365	5,556,924
5.85%, 02/01/35	2,280	2,439,955
6.45%, 06/30/33	2,770	3,055,581
7.20%, 01/15/32(a)	3,034	3,430,646
Cenovus Energy, Inc.
2.65%, 01/15/32	3,355	3,049,460
4.65%, 03/20/31(a)	3,175	3,215,288
5.40%, 03/20/36(a)	3,175	3,234,099
Chevron USA, Inc.
4.50%, 10/15/32(a)	7,575	7,762,342
4.82%, 04/15/32	5,865	6,103,748
4.85%, 10/15/35(a)	6,350	6,523,058
4.98%, 04/15/35(a)	5,575	5,786,653
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	108,173
Conoco Funding Co., 7.25%, 10/15/31	695	799,020
ConocoPhillips Co.
4.85%, 01/15/32(a)	6,672	6,920,262
5.00%, 01/15/35	8,805	9,060,970
5.05%, 09/15/33(a)	7,465	7,770,476
5.90%, 10/15/32(a)	3,585	3,942,486
Continental Resources, Inc./OK, 2.88%, 04/01/32(b)	6,110	5,442,373
Coterra Energy, Inc.
5.40%, 02/15/35	5,460	5,630,543
5.60%, 03/15/34	3,940	4,130,136
Devon Energy Corp.
5.20%, 09/15/34(a)	9,225	9,460,500
7.88%, 09/30/31	4,720	5,531,538
7.95%, 04/15/32	2,866	3,372,563
Diamondback Energy, Inc.
3.13%, 03/24/31(a)	5,003	4,746,283
5.40%, 04/18/34	9,205	9,572,131
5.55%, 04/01/35(a)	8,620	9,019,764
6.25%, 03/15/33(a)	8,008	8,758,137
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	1,224	1,130,836
5.95%, 07/30/34(b)	2,745	2,885,915
6.15%, 05/10/33(b)	4,770	5,085,216
Eni SpA
5.50%, 05/15/34(b)	7,305	7,657,270
5.75%, 05/19/35(a)(b)	7,010	7,451,822
EOG Resources, Inc.
3.90%, 04/01/35	3,995	3,768,175
5.00%, 07/15/32	9,025	9,366,771
5.10%, 01/15/36	334	340,537
5.35%, 01/15/36	5,075	5,274,142
EQT Corp.
3.63%, 05/15/31(a)(b)	3,048	2,916,055
5.75%, 02/01/34(a)	5,630	5,964,251
Equinor ASA
4.75%, 11/14/35	6,375	6,414,850
5.13%, 06/03/35(a)	4,150	4,312,119
Expand Energy Corp.
4.75%, 02/01/32	9,380	9,364,521
5.70%, 01/15/35	5,570	5,832,571
Harbour Energy PLC, 6.33%, 04/01/35(b)	6,110	6,363,664
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Helmerich & Payne, Inc.
2.90%, 09/29/31(a)	$4,420	$4,045,450
5.50%, 12/01/34(a)	3,910	3,947,383
Hess Corp.
7.13%, 03/15/33	4,145	4,844,846
7.30%, 08/15/31	4,934	5,700,035
HF Sinclair Corp.
5.50%, 09/01/32(a)	3,645	3,727,115
6.25%, 01/15/35(a)	5,535	5,827,495
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	5,715	5,254,207
Marathon Petroleum Corp., 5.70%, 03/01/35(a)	6,480	6,825,495
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	8,445	8,791,131
5.55%, 10/01/34(a)	8,550	8,911,998
7.50%, 05/01/31	5,555	6,325,201
7.88%, 09/15/31(a)	4,693	5,447,816
ORLEN SA, 6.00%, 01/30/35(a)(b)	6,130	6,525,267
Ovintiv, Inc.
6.25%, 07/15/33(a)	4,905	5,293,266
6.50%, 08/15/34(a)	4,515	4,943,380
7.20%, 11/01/31	2,865	3,207,855
7.38%, 11/01/31	3,790	4,280,532
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	2,945	3,236,301
Petronas Capital Ltd.
2.48%, 01/28/32(b)	10,890	9,949,607
5.34%, 04/03/35(b)	12,710	13,392,775
Phillips 66, 4.65%, 11/15/34(a)	7,245	7,194,107
Phillips 66 Co.
4.95%, 03/15/35(a)	4,620	4,676,219
5.25%, 06/15/31(a)	8,590	8,993,685
5.30%, 06/30/33(a)	7,373	7,663,028
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(c)	160	160,870
Qatar Energy, 2.25%, 07/12/31(b)	23,855	21,715,206
Reliance Industries Ltd., 2.88%, 01/12/32(b)	10,355	9,582,517
Repsol E&P Capital Markets U.S. LLC, 5.98%, 09/16/35(b)	6,925	7,204,318
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	23,120	21,255,141
4.63%, 09/17/35(b)	8,700	8,533,642
4.75%, 10/02/34(a)(b)	8,960	8,919,653
Santos Finance Ltd.
3.65%, 04/29/31(b)	7,109	6,772,808
5.75%, 11/13/35(b)	4,659	4,764,026
6.88%, 09/19/33(a)(b)	5,715	6,347,536
Saudi Arabian Oil Co.
5.00%, 02/02/36(b)	5,000	5,006,750
5.25%, 07/17/34(b)	13,945	14,409,731
5.38%, 06/02/35(b)	7,520	7,804,745
Shell Finance U.S., Inc.
4.13%, 05/11/35(a)	8,250	8,046,691
4.75%, 01/06/36(a)	4,370	4,403,677
Shell International Finance BV, 4.13%, 05/11/35(a)	1,800	1,807,378
Suncor Energy, Inc.
5.95%, 12/01/34(a)	3,845	4,134,332
7.15%, 02/01/32	3,880	4,400,664
TotalEnergies Capital SA
4.72%, 09/10/34	5,530	5,641,663
5.15%, 04/05/34	8,475	8,874,318
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital USA LLC
4.57%, 01/13/33	$470	$475,863
4.86%, 01/13/36(a)	5,280	5,335,608
Valero Energy Corp.
2.80%, 12/01/31	3,630	3,357,162
7.50%, 04/15/32	5,020	5,827,947
Var Energi ASA
6.50%, 05/22/35(b)	5,125	5,531,282
8.00%, 11/15/32(b)	7,303	8,501,331
Viper Energy Partners LLC, 5.70%, 08/01/35(a)	7,040	7,302,874
Woodside Finance Ltd.
5.10%, 09/12/34	9,255	9,297,958
5.70%, 05/19/32	3,515	3,723,020
6.00%, 05/19/35(a)	9,025	9,554,497
		729,288,513
Oil & Gas Services — 0.0%
Halliburton Co., 4.85%, 11/15/35(a)	3,435	3,434,457
Schlumberger Holdings Corp.
4.85%, 05/15/33(a)(b)	2,820	2,870,290
5.00%, 06/01/34(a)(b)	3,235	3,321,894
		9,626,641
Packaging & Containers — 0.4%
Amcor Finance USA, Inc., 5.63%, 05/26/33(a)	3,310	3,511,245
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	5,388	4,980,637
5.50%, 03/17/35(a)	5,065	5,333,937
AptarGroup, Inc.
3.60%, 03/15/32	2,540	2,424,325
4.75%, 03/30/31	3,175	3,222,168
Berry Global, Inc.
5.65%, 01/15/34(a)	5,765	6,090,166
5.80%, 06/15/31	5,260	5,601,369
Packaging Corp. of America
5.20%, 08/15/35(a)	3,405	3,491,169
5.70%, 12/01/33(a)	2,945	3,139,859
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(a)	7,266	7,573,162
Smurfit Westrock Financing DAC
5.19%, 01/15/36(a)	3,250	3,317,297
5.42%, 01/15/35(a)	4,465	4,634,084
Sonoco Products Co.
2.85%, 02/01/32(a)	3,717	3,410,073
5.00%, 09/01/34(a)	5,190	5,241,164
WRKCo, Inc.
3.00%, 06/15/33(a)	4,455	4,021,188
4.20%, 06/01/32	4,058	3,987,163
		69,979,006
Pharmaceuticals — 3.3%
AbbVie, Inc.
4.40%, 03/15/33	9,150	9,188,381
4.50%, 05/14/35	17,530	17,365,615
4.55%, 03/15/35	11,875	11,823,073
4.75%, 03/15/36	5,715	5,744,938
4.95%, 03/15/31(a)	12,840	13,366,981
5.05%, 03/15/34(a)	20,055	20,820,533
5.20%, 03/15/35	6,992	7,295,187
Astrazeneca Finance LLC
2.25%, 05/28/31	5,324	4,880,149
4.30%, 03/02/33	3,275	3,283,528
4.60%, 03/02/36	3,275	3,278,327

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/03/33(a)	$3,745	$3,896,660
5.00%, 02/26/34	10,185	10,602,041
Bayer U.S. Finance II LLC
4.20%, 07/15/34(a)(b)	1,875	1,776,316
5.50%, 07/30/35(b)	2,210	2,271,704
Bayer U.S. Finance LLC, 6.50%, 11/21/33(a)(b)	12,140	13,305,976
Becton Dickinson & Co.
4.30%, 08/22/32	3,539	3,548,041
5.11%, 02/08/34(a)	3,854	3,965,109
Bristol-Myers Squibb Co.
2.95%, 03/15/32	11,785	11,024,712
5.20%, 02/22/34(a)	16,506	17,276,121
5.90%, 11/15/33(a)	4,350	4,777,800
Cardinal Health, Inc.
5.15%, 09/15/35	3,110	3,184,248
5.35%, 11/15/34	6,915	7,193,201
5.45%, 02/15/34(a)	3,645	3,833,840
Cencora, Inc.
2.70%, 03/15/31	6,604	6,154,124
4.60%, 02/13/33	1,665	1,677,190
4.90%, 02/13/36(a)	3,975	4,002,905
5.13%, 02/15/34	3,345	3,469,803
5.15%, 02/15/35(a)	4,770	4,934,126
CVS Health Corp.
1.88%, 02/28/31(a)	2,163	1,928,214
2.13%, 09/15/31	10,339	9,172,271
4.88%, 07/20/35	5,394	5,361,154
5.00%, 09/15/32(a)	5,770	5,919,923
5.25%, 02/21/33	12,241	12,714,645
5.30%, 06/01/33	9,171	9,508,035
5.45%, 09/15/35(a)	11,110	11,474,937
5.55%, 06/01/31	6,535	6,895,122
5.70%, 06/01/34	8,518	8,994,566
Eli Lilly & Co.
4.25%, 03/15/31(a)	4,975	5,046,332
4.55%, 10/15/32(a)	7,135	7,283,369
4.60%, 08/14/34(a)	8,995	9,133,450
4.70%, 02/27/33	7,178	7,383,681
4.70%, 02/09/34	10,080	10,313,231
4.90%, 02/12/32	7,750	8,068,631
4.90%, 10/15/35(a)	8,725	8,935,396
5.10%, 02/12/35(a)	8,341	8,683,365
EMD Finance LLC
4.63%, 10/15/32(b)	7,180	7,269,784
5.00%, 10/15/35(b)	8,330	8,410,028
GlaxoSmithKline Capital, Inc.
4.88%, 04/15/35(a)	5,295	5,405,182
5.38%, 04/15/34(a)	2,890	3,091,263
Johnson & Johnson
4.38%, 12/05/33	5,660	5,764,577
4.85%, 03/01/32(a)	10,145	10,622,735
4.90%, 06/01/31	7,630	8,000,484
4.95%, 05/15/33(a)	3,010	3,191,451
4.95%, 06/01/34(a)	6,285	6,654,007
5.00%, 03/01/35(a)	8,100	8,526,994
McKesson Corp.
4.95%, 05/30/32(a)	4,610	4,803,315
5.10%, 07/15/33(a)	4,096	4,280,084
5.25%, 05/30/35(a)	4,765	5,000,065
Merck & Co., Inc.
2.15%, 12/10/31	16,419	14,838,499
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 03/15/31	$4,775	$4,807,511
4.45%, 12/04/32(a)	2,845	2,883,386
4.50%, 05/17/33(a)	10,044	10,235,890
4.55%, 09/15/32(a)	5,499	5,634,662
4.75%, 12/04/35	10,860	10,958,900
4.95%, 09/15/35	12,520	12,841,064
6.50%, 12/01/33	4,595	5,242,346
Novartis Capital Corp.
4.00%, 09/18/31(a)	6,870	6,893,574
4.20%, 09/18/34(a)	7,010	6,956,294
4.30%, 11/05/32	4,460	4,492,072
4.60%, 11/05/35(a)	5,915	5,944,731
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	33,863	34,567,076
Pfizer, Inc.
1.75%, 08/18/31(a)	7,954	7,099,908
4.50%, 11/15/32(a)	7,495	7,621,370
4.88%, 11/15/35	7,970	8,120,186
Sanofi SA, 4.20%, 11/03/32	310	311,314
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	6,975	7,273,006
Takeda U.S. Financing, Inc., 5.20%, 07/07/35(a)	11,380	11,705,419
Wyeth LLC
6.00%, 02/15/36	10	10,987
6.50%, 02/01/34	5,040	5,706,242
Zoetis, Inc.
5.00%, 08/17/35(a)	6,980	7,120,325
5.60%, 11/16/32(a)	5,183	5,558,225
		608,599,907
Pipelines — 3.7%
Boardwalk Pipelines LP
3.60%, 09/01/32	3,667	3,468,702
5.38%, 02/15/36	1,920	1,952,817
5.63%, 08/01/34(a)	4,130	4,368,740
Cameron LNG LLC
2.90%, 07/15/31(b)	5,397	5,065,737
3.30%, 01/15/35(b)	5,185	4,626,200
Cheniere Energy Partners LP
3.25%, 01/31/32	9,017	8,406,979
4.00%, 03/01/31	9,570	9,380,385
5.55%, 10/30/35	1,925	1,997,630
5.75%, 08/15/34(a)	8,860	9,362,564
5.95%, 06/30/33(a)	9,697	10,401,797
Cheniere Energy, Inc., 5.65%, 04/15/34	10,240	10,767,955
Colonial Enterprises, Inc., 5.63%, 11/15/35(a)(b)	1,740	1,788,243
Colonial Pipeline Co., 7.63%, 04/15/32(b)	1,795	2,037,833
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(a)(b)	890	907,941
5.10%, 10/01/31(b)	3,274	3,368,115
5.68%, 01/15/34(b)	3,515	3,677,290
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(a)(b)	3,640	3,791,334
6.04%, 11/15/33(b)	9,620	10,422,876
DCP Midstream Operating LP, 3.25%, 02/15/32	3,045	2,835,444
DT Midstream, Inc.
4.30%, 04/15/32(a)(b)	4,445	4,352,730
4.38%, 06/15/31(b)	3,660	3,608,001
5.80%, 12/15/34(b)	4,555	4,802,258
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35(a)	5,000	5,363,021
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(a)(b)	$1,994	$1,883,657
8.38%, 06/15/32	1,980	2,378,879
Enbridge, Inc.
2.50%, 08/01/33(a)	7,618	6,645,625
5.20%, 11/20/35	4,555	4,644,436
5.55%, 06/20/35	6,590	6,910,038
5.63%, 04/05/34	8,805	9,320,464
5.70%, 03/08/33(a)	16,035	17,042,495
7.20%, 06/27/54, (5-year CMT + 2.97%)(c)	4,930	5,312,997
7.63%, 01/15/83, (5-year CMT + 4.42%)(a)(c)	3,860	4,241,314
8.50%, 01/15/84, (5-year CMT + 4.43%)(a)(c)	7,915	9,134,852
Energy Transfer LP
4.90%, 03/15/35	4,869	4,858,974
5.35%, 01/15/36(a)	2,120	2,155,396
5.55%, 05/15/34	9,152	9,522,081
5.60%, 09/01/34	8,692	9,081,455
5.70%, 04/01/35	8,730	9,171,011
5.75%, 02/15/33(a)	10,412	11,065,846
6.55%, 12/01/33	11,170	12,370,944
Enterprise Products Operating LLC
4.85%, 01/31/34(a)	7,270	7,434,567
4.95%, 02/15/35(a)	8,100	8,297,128
5.20%, 01/15/36	9,067	9,347,691
5.35%, 01/31/33(a)	7,358	7,777,732
Series D, 6.88%, 03/01/33	3,655	4,197,465
Series H, 6.65%, 10/15/34(a)	2,342	2,666,127
Series J, 5.75%, 03/01/35	1,459	1,551,994
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	5,520	5,141,466
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	4,867	4,381,631
5.75%, 07/15/35(b)	5,215	5,500,372
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	2,398	2,187,576
Gulfstream Natural Gas System LLC, 5.60%, 07/23/35(b)	5,670	5,906,223
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	3,570	3,810,027
7.30%, 08/15/33	3,105	3,616,623
7.40%, 03/15/31(a)	2,092	2,390,076
7.75%, 03/15/32(a)	2,370	2,776,885
Kinder Morgan, Inc.
4.80%, 02/01/33	5,473	5,571,343
5.20%, 06/01/33(a)	10,521	10,978,824
5.30%, 12/01/34	5,825	6,043,084
5.40%, 02/01/34	6,915	7,261,472
5.85%, 06/01/35(a)	5,305	5,703,260
7.75%, 01/15/32	7,259	8,533,288
7.80%, 08/01/31(a)	4,513	5,281,321
MPLX LP
4.95%, 09/01/32(a)	6,840	6,963,716
5.00%, 01/15/33	4,925	5,005,066
5.00%, 03/01/33	8,640	8,782,274
5.30%, 04/01/36	4,125	4,162,150
5.40%, 04/01/35	7,200	7,369,863
5.40%, 09/15/35	10,450	10,671,542
5.50%, 06/01/34	11,109	11,515,251
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	4,985	4,675,437
ONEOK, Inc.
4.75%, 10/15/31	9,590	9,727,637
Security	Par (000)	Value
Pipelines (continued)
4.95%, 10/15/32	$5,230	$5,320,917
5.05%, 11/01/34	11,450	11,491,749
5.40%, 10/15/35	8,130	8,300,543
5.65%, 09/01/34	3,735	3,903,128
6.00%, 06/15/35	3,195	3,402,979
6.05%, 09/01/33	10,162	10,911,233
6.10%, 11/15/32	5,735	6,190,672
Plains All American Pipeline LP, 5.95%, 06/15/35	6,040	6,381,434
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/36	6,420	6,581,651
5.70%, 09/15/34	4,955	5,174,928
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	2,847	2,567,320
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	9,095	9,263,916
Southern Natural Gas Co. LLC
5.45%, 08/01/35(a)(b)	1,870	1,942,107
8.00%, 03/01/32(a)	1,372	1,602,041
Targa Resources Corp.
4.20%, 02/01/33	5,180	5,030,526
5.50%, 02/15/35(a)	7,600	7,864,256
5.55%, 08/15/35	7,405	7,673,622
5.65%, 02/15/36	110	114,375
6.13%, 03/15/33	6,398	6,922,269
6.50%, 03/30/34	7,018	7,773,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	7,340	7,121,563
Texas Eastern Transmission LP, 7.00%, 07/15/32	2,958	3,365,158
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	1,960	1,771,708
4.63%, 03/01/34(a)	8,645	8,595,872
5.60%, 03/31/34	2,595	2,751,960
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.99%)(a)(c)	5,246	5,271,029
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36(b)	595	606,642
Western Midstream Operating LP
5.45%, 11/15/34(a)	6,335	6,444,434
5.50%, 12/15/35(a)	4,565	4,604,355
6.15%, 04/01/33	5,703	6,102,672
Whistler Pipeline LLC
5.70%, 09/30/31(b)	2,730	2,863,954
5.95%, 09/30/34(b)	5,590	5,869,742
Williams Companies, Inc.(The)
2.60%, 03/15/31	9,784	9,053,394
4.65%, 08/15/32(a)	7,512	7,603,943
5.15%, 03/15/34(a)	9,670	9,920,991
5.15%, 03/15/36(a)	7,200	7,284,446
5.30%, 09/30/35	5,730	5,883,620
5.60%, 03/15/35	7,215	7,582,406
5.65%, 03/15/33	8,003	8,468,509
7.75%, 06/15/31	2,902	3,335,053
8.75%, 03/15/32	3,266	3,991,798
		674,630,406
Private Equity — 0.1%
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	5,505	5,438,220
EQT AB, 5.85%, 05/08/35(b)	3,510	3,611,998

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Private Equity (continued)
KKR & Co., Inc., 5.10%, 08/07/35(a)	$6,370	$6,304,081
		15,354,299
Real Estate — 0.2%
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.02%)(b)(c)	5,245	5,205,199
Brookfield Corp., 7.38%, 03/01/33(a)	330	373,502
CBRE Services, Inc.
2.50%, 04/01/31	3,268	2,981,562
4.90%, 01/15/33	2,925	2,961,804
5.50%, 06/15/35	3,390	3,512,564
5.95%, 08/15/34	7,265	7,769,988
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/31(b)	2,570	2,383,053
5.50%, 01/30/33(b)	3,105	3,116,489
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(a)(b)	475	428,983
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	6,310	5,728,428
		34,461,572
Real Estate Investment Trusts — 4.2%
Agree LP
2.60%, 06/15/33(a)	1,600	1,395,982
4.80%, 10/01/32	1,595	1,624,445
5.60%, 06/15/35(a)	2,840	2,997,123
5.63%, 06/15/34	2,855	3,013,249
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33(a)	7,334	6,102,977
2.00%, 05/18/32	5,800	4,984,877
2.95%, 03/15/34	5,425	4,720,970
3.38%, 08/15/31	5,035	4,741,366
4.75%, 04/15/35	4,225	4,116,990
5.25%, 03/15/36	4,950	4,953,117
5.50%, 10/01/35(a)	2,895	2,978,840
American Assets Trust LP, 6.15%, 10/01/34	3,890	3,986,578
American Homes 4 Rent LP
2.38%, 07/15/31(a)	3,493	3,148,618
3.63%, 04/15/32(a)	4,146	3,935,333
5.25%, 03/15/35	3,705	3,737,242
5.50%, 02/01/34	3,980	4,110,600
5.50%, 07/15/34	3,360	3,469,288
American Tower Corp.
2.30%, 09/15/31(a)	6,121	5,503,879
2.70%, 04/15/31	5,468	5,077,363
4.05%, 03/15/32(a)	4,919	4,848,091
4.70%, 12/15/32	2,450	2,478,190
5.35%, 03/15/35	5,680	5,897,958
5.40%, 01/31/35(a)	4,850	5,050,896
5.45%, 02/15/34(a)	4,905	5,134,616
5.55%, 07/15/33(a)	5,937	6,269,217
5.65%, 03/15/33(a)	5,382	5,719,410
5.90%, 11/15/33(a)	5,136	5,541,992
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	3,445	3,414,475
5.60%, 05/15/32(a)	3,105	3,181,022
AvalonBay Communities, Inc.
2.05%, 01/15/32(a)	5,680	5,056,372
5.00%, 02/15/33	2,135	2,208,265
5.00%, 08/01/35(a)	2,840	2,912,944
5.30%, 12/07/33(a)	2,470	2,602,061
5.35%, 06/01/34	3,060	3,217,183
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Boston Properties LP
2.45%, 10/01/33	$6,235	$5,154,305
2.55%, 04/01/32(a)	5,733	5,039,476
5.75%, 01/15/35(a)	6,190	6,306,075
6.50%, 01/15/34(a)	5,440	5,833,299
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	4,365	3,968,327
4.85%, 02/15/33	1,120	1,129,871
5.20%, 04/01/32	2,980	3,077,895
5.50%, 02/15/34(a)	2,860	2,978,285
5.75%, 02/15/35(a)	2,775	2,941,672
Broadstone Net Lease LLC
2.60%, 09/15/31	2,412	2,163,625
5.00%, 11/01/32	2,050	2,072,293
Camden Property Trust
4.90%, 01/15/34	2,280	2,331,531
4.90%, 02/28/36	2,625	2,625,698
COPT Defense Properties LP
2.75%, 04/15/31	3,621	3,344,006
2.90%, 12/01/33	2,175	1,886,861
Cousins Properties LP
4.88%, 03/01/33	2,035	2,015,388
5.38%, 02/15/32	3,150	3,251,980
5.88%, 10/01/34(a)	3,590	3,760,773
Crown Castle, Inc.
2.10%, 04/01/31	6,526	5,821,902
2.50%, 07/15/31	5,910	5,341,678
5.10%, 05/01/33(a)	4,866	4,959,338
5.20%, 09/01/34(a)	4,888	4,999,422
5.80%, 03/01/34(a)	5,425	5,746,191
CubeSmart LP
2.50%, 02/15/32	3,375	3,030,391
5.13%, 11/01/35(a)	3,130	3,188,583
DOC DR LLC, 2.63%, 11/01/31	3,195	2,904,868
EPR Properties, 3.60%, 11/15/31	1,835	1,720,331
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	7,400	7,427,403
5.50%, 06/15/34	4,942	5,157,245
Equinix, Inc.
2.50%, 05/15/31	6,703	6,117,623
3.90%, 04/15/32	7,803	7,557,184
ERP Operating LP
1.85%, 08/01/31(a)	4,237	3,779,341
4.65%, 09/15/34(a)	3,950	3,959,940
4.95%, 06/15/32(a)	3,845	3,971,061
Essential Properties LP
2.95%, 07/15/31	2,344	2,163,487
5.40%, 12/01/35	1,895	1,931,451
Essex Portfolio LP
2.55%, 06/15/31	2,367	2,167,419
2.65%, 03/15/32	5,050	4,554,853
4.88%, 02/15/36	2,180	2,152,356
5.38%, 04/01/35	3,080	3,186,674
5.50%, 04/01/34	3,575	3,728,762
Extra Space Storage LP
2.35%, 03/15/32	5,340	4,718,375
2.40%, 10/15/31	5,174	4,637,728
2.55%, 06/01/31	3,360	3,069,751
4.95%, 01/15/33	4,525	4,597,259
5.35%, 01/15/35(a)	2,990	3,077,300
5.40%, 02/01/34	4,465	4,605,881
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.40%, 06/15/35	$3,640	$3,761,789
FIBRA Prologis, 5.50%, 11/26/35(b)	3,230	3,273,605
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32(a)	6,186	5,642,011
5.25%, 02/15/33	4,195	4,225,670
5.63%, 09/15/34	5,750	5,854,449
5.63%, 03/01/36	2,465	2,464,717
6.75%, 12/01/33	3,105	3,377,827
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	3,540	3,553,093
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	4,310	4,387,334
Healthcare Realty Holdings LP
2.00%, 03/15/31	4,862	4,308,953
2.05%, 03/15/31	1,880	1,671,372
Healthpeak OP LLC
4.75%, 01/15/33	2,105	2,115,595
5.25%, 12/15/32	5,204	5,380,491
5.38%, 02/15/35(a)	3,610	3,724,095
Highwoods Realty LP
5.35%, 01/15/33(a)	1,950	1,961,701
7.65%, 02/01/34	565	644,212
Host Hotels & Resorts LP
5.50%, 04/15/35	5,185	5,288,767
5.70%, 06/15/32	2,430	2,559,917
5.70%, 07/01/34	4,170	4,347,483
Series J, 2.90%, 12/15/31	3,975	3,630,720
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	5,874	5,176,944
2.70%, 01/15/34	2,810	2,407,126
4.15%, 04/15/32	4,250	4,136,509
4.88%, 02/01/35	3,750	3,722,404
4.95%, 01/15/33	3,295	3,318,045
5.50%, 08/15/33	2,173	2,245,966
Kilroy Realty LP
2.50%, 11/15/32(a)	3,405	2,854,825
2.65%, 11/15/33	2,750	2,253,412
5.88%, 10/15/35	1,700	1,675,856
6.25%, 01/15/36	2,830	2,888,831
Kimco Realty OP LLC
2.25%, 12/01/31(a)	4,622	4,163,239
3.20%, 04/01/32(a)	4,175	3,922,187
4.60%, 02/01/33	4,670	4,720,356
4.85%, 03/01/35	3,610	3,651,071
6.40%, 03/01/34(a)	3,478	3,875,468
Kite Realty Group LP
4.95%, 12/15/31	3,265	3,343,725
5.20%, 08/15/32	2,070	2,134,458
5.50%, 03/01/34	1,905	1,987,764
LXP Industrial Trust, 2.38%, 10/01/31	2,425	2,152,541
Mid-America Apartments LP
4.65%, 01/15/33(a)	2,660	2,676,223
4.95%, 03/01/35	2,605	2,642,996
5.00%, 03/15/34	2,300	2,342,713
5.30%, 02/15/32(a)	2,990	3,140,182
National Health Investors, Inc., 5.35%, 02/01/33	1,595	1,613,062
NNN REIT, Inc.
5.50%, 06/15/34	3,275	3,423,607
5.60%, 10/15/33	3,170	3,342,207
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc., 3.25%, 04/15/33(a)	$4,682	$4,227,739
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	2,850	2,588,887
4.95%, 01/15/35	2,580	2,580,728
5.25%, 08/15/32	2,995	3,100,391
5.75%, 07/15/34	2,550	2,699,513
Piedmont Operating Partnership LP
2.75%, 04/01/32	1,355	1,180,478
5.63%, 01/15/33	1,675	1,683,239
Prologis LP
1.63%, 03/15/31(a)	2,265	2,016,528
2.25%, 01/15/32	3,576	3,220,423
4.63%, 01/15/33(a)	5,000	5,074,341
4.75%, 06/15/33(a)	4,275	4,367,000
5.00%, 03/15/34(a)	6,125	6,300,422
5.00%, 01/31/35	4,580	4,693,122
5.13%, 01/15/34	5,278	5,470,796
5.25%, 05/15/35(a)	5,220	5,438,343
Prologis Targeted U.S. Logistics Fund LP
4.63%, 03/15/33(b)	3,275	3,268,544
4.75%, 01/15/36(b)	3,335	3,297,253
5.25%, 01/15/35(a)(b)	3,560	3,670,882
5.50%, 04/01/34(a)(b)	3,395	3,560,836
Public Storage Operating Co.
2.25%, 11/09/31(a)	4,565	4,135,545
2.30%, 05/01/31	4,168	3,824,212
5.00%, 07/01/35(a)	2,945	3,032,814
5.10%, 08/01/33(a)	4,190	4,373,999
Rayonier LP, 2.75%, 05/17/31	3,553	3,248,418
Realty Income Corp.
1.80%, 03/15/33	2,695	2,271,344
2.70%, 02/15/32	2,471	2,262,800
2.85%, 12/15/32(a)	5,030	4,582,964
4.50%, 02/01/33(a)	2,525	2,530,182
4.90%, 07/15/33(a)	4,365	4,478,550
5.13%, 02/15/34(a)	5,780	5,991,260
5.13%, 04/15/35(a)	4,520	4,650,306
5.63%, 10/13/32(a)	5,550	5,933,355
5.88%, 03/15/35(a)	1,480	1,625,486
Regency Centers LP
4.50%, 03/15/33	1,180	1,180,410
5.00%, 07/15/32	3,190	3,288,057
5.10%, 01/15/35	2,215	2,264,766
5.25%, 01/15/34	2,250	2,335,711
Rexford Industrial Realty LP, 2.15%, 09/01/31(a)	5,410	4,802,238
Sabra Health Care LP, 3.20%, 12/01/31	5,053	4,673,050
Safehold GL Holdings LLC
2.80%, 06/15/31	3,282	3,027,961
2.85%, 01/15/32(a)	2,210	2,020,013
5.65%, 01/15/35(a)	3,040	3,171,097
6.10%, 04/01/34(a)	2,005	2,164,528
Simon Property Group LP
2.25%, 01/15/32(a)	5,368	4,809,667
2.65%, 02/01/32(a)	5,470	4,992,604
4.75%, 09/26/34	7,021	7,069,442
5.13%, 10/01/35(a)	5,625	5,760,834
5.50%, 03/08/33(a)	4,555	4,836,192
6.25%, 01/15/34	3,655	4,045,828
Store Capital LLC, 2.70%, 12/01/31	2,648	2,368,910

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31	$5,714	$5,243,751
4.20%, 04/15/32	3,985	3,906,918
Tanger Properties LP, 2.75%, 09/01/31(a)	2,483	2,271,025
Trust 2401
7.38%, 02/13/34(b)	130	143,475
7.70%, 01/23/32(b)	340	374,935
Trust Fibra Uno
7.38%, 02/13/34(b)	2,420	2,650,142
7.70%, 01/23/32(b)	2,485	2,716,851
UDR, Inc.
1.90%, 03/15/33	2,200	1,844,326
2.10%, 08/01/32	2,210	1,923,303
2.10%, 06/15/33	2,140	1,806,401
3.00%, 08/15/31	5,262	4,932,916
3.10%, 11/01/34	2,110	1,851,753
5.13%, 09/01/34	2,180	2,226,696
Ventas Realty LP
2.50%, 09/01/31	4,132	3,759,803
5.00%, 01/15/35	3,840	3,876,892
5.00%, 02/15/36	2,535	2,534,493
5.10%, 07/15/32	3,905	4,037,196
5.63%, 07/01/34	3,085	3,252,238
VICI Properties LP
5.13%, 11/15/31	5,710	5,813,571
5.13%, 05/15/32	10,293	10,440,523
5.63%, 04/01/35	6,680	6,874,251
5.75%, 04/01/34	4,170	4,332,096
Welltower OP LLC
2.75%, 01/15/32	3,905	3,605,405
2.80%, 06/01/31	5,393	5,047,127
3.85%, 06/15/32(a)	4,270	4,179,230
5.13%, 07/01/35(a)	8,350	8,610,987
Weyerhaeuser Co.
3.38%, 03/09/33(a)	3,680	3,410,989
6.88%, 12/15/33	710	797,864
7.38%, 03/15/32(a)	5,175	5,929,375
WP Carey, Inc.
2.25%, 04/01/33	1,922	1,640,584
2.45%, 02/01/32(a)	3,256	2,913,751
5.38%, 06/30/34(a)	2,655	2,758,933
		770,172,012
Retail — 1.9%
Alimentation Couche-Tard, Inc.
5.08%, 09/29/35(a)(b)	3,200	3,249,815
5.27%, 02/12/34(b)	5,710	5,923,492
Arcos Dorados BV, 6.38%, 01/29/32(b)	3,770	4,008,943
AutoNation, Inc.
2.40%, 08/01/31	3,727	3,349,151
3.85%, 03/01/32(a)	4,961	4,734,193
5.89%, 03/15/35(a)	3,385	3,532,849
AutoZone, Inc.
4.75%, 08/01/32	5,280	5,358,981
4.75%, 02/01/33(a)	3,785	3,830,582
5.20%, 08/01/33	2,210	2,294,285
5.40%, 07/15/34(a)	5,000	5,224,578
6.55%, 11/01/33(a)	3,110	3,478,971
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,415	3,448,849
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	6,758	7,156,652
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp., 1.75%, 04/20/32	$6,914	$6,080,892
Darden Restaurants, Inc., 6.30%, 10/10/33(a)	3,540	3,890,724
Dick's Sporting Goods, Inc., 3.15%, 01/15/32(a)	5,149	4,789,940
Dollar General Corp.
5.00%, 11/01/32	4,432	4,547,102
5.45%, 07/05/33	6,205	6,517,978
Dollar Tree, Inc., 2.65%, 12/01/31	5,541	5,063,612
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(a)(b)	3,125	3,325,673
Ferguson Enterprises, Inc.
4.35%, 03/15/31(a)	3,150	3,159,707
5.00%, 10/03/34	5,235	5,318,265
Genuine Parts Co.
2.75%, 02/01/32	3,523	3,125,956
6.88%, 11/01/33(a)	2,638	2,918,378
Home Depot, Inc.(The)
1.38%, 03/15/31	8,182	7,205,354
1.88%, 09/15/31(a)	7,522	6,713,651
3.25%, 04/15/32	8,251	7,871,190
4.50%, 09/15/32(a)	8,927	9,114,280
4.65%, 09/15/35	7,305	7,313,202
4.85%, 06/25/31(a)	6,945	7,236,915
4.95%, 06/25/34(a)	12,091	12,496,809
Lowe's Companies, Inc.
2.63%, 04/01/31(a)	10,032	9,304,924
3.75%, 04/01/32	10,257	9,936,305
5.00%, 04/15/33(a)	8,405	8,676,003
5.15%, 07/01/33(a)	7,156	7,431,257
5.50%, 10/15/35(a)	2,410	2,542,146
Lowe's Cos., Inc.
4.25%, 03/15/31	6,264	6,284,992
4.50%, 10/15/32	9,080	9,119,877
4.85%, 10/15/35	7,805	7,810,017
McDonald's Corp.
4.60%, 09/09/32(a)	5,331	5,474,195
4.70%, 12/09/35(a)	1,815	1,835,600
4.95%, 08/14/33(a)	3,803	3,960,358
4.95%, 03/03/35	6,365	6,524,804
5.00%, 02/13/36	2,325	2,382,210
5.20%, 05/17/34(a)	3,617	3,797,327
O'Reilly Automotive, Inc.
1.75%, 03/15/31	3,208	2,849,347
4.70%, 06/15/32	5,720	5,823,278
5.00%, 08/19/34	3,315	3,370,483
Ross Stores, Inc., 1.88%, 04/15/31	3,274	2,919,324
Starbucks Corp.
3.00%, 02/14/32(a)	6,517	6,085,238
4.80%, 02/15/33	3,668	3,761,935
5.00%, 02/15/34(a)	3,840	3,966,043
5.40%, 05/15/35(a)	3,395	3,579,181
Target Corp.
4.40%, 01/15/33(a)	3,488	3,537,050
4.50%, 09/15/32(a)	6,913	7,073,533
4.50%, 09/15/34(a)	5,280	5,277,630
5.00%, 04/15/35(a)	6,890	7,072,463
5.25%, 02/15/36	100	103,926
6.35%, 11/01/32	2,000	2,242,143
TJX Companies, Inc. (The), 1.60%, 05/15/31	3,357	2,989,973
Tractor Supply Co., 5.25%, 05/15/33(a)	4,830	5,019,550
Walmart, Inc.
4.10%, 04/15/33	10,436	10,508,864
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.15%, 09/09/32(a)	$8,325	$8,445,828
4.90%, 04/28/35(a)	10,415	10,806,990
5.25%, 09/01/35(a)	7,675	8,198,787
		350,992,550
Savings & Loans — 0.0%
Nationwide Building Society, 5.54%, 07/14/36, (1-day SOFR + 1.65%)(b)(c)	6,385	6,629,749
Semiconductors — 2.7%
Advanced Micro Devices, Inc., 3.92%, 06/01/32(a)	3,261	3,233,788
Analog Devices, Inc.
2.10%, 10/01/31	7,537	6,784,967
4.25%, 10/01/32	215	218,428
5.05%, 04/01/34	4,025	4,208,289
Applied Materials, Inc.
4.60%, 01/15/36	3,380	3,364,915
5.10%, 10/01/35(a)	720	749,322
Broadcom, Inc.
2.60%, 02/15/33	12,458	11,089,935
3.14%, 11/15/35(b)	7,964	6,963,359
3.42%, 04/15/33(a)	15,857	14,852,433
3.47%, 04/15/34	23,445	21,693,888
4.15%, 04/15/32(b)	9,812	9,715,871
4.30%, 11/15/32	14,727	14,676,029
4.55%, 02/15/32	8,095	8,204,328
4.60%, 01/15/33	8,165	8,253,437
4.80%, 10/15/34	11,930	12,062,647
4.80%, 02/15/36	15,500	15,538,267
4.90%, 07/15/32(a)	13,155	13,549,274
4.95%, 01/15/36	8,865	8,994,864
5.15%, 11/15/31	13,525	14,162,033
5.20%, 04/15/32	9,147	9,567,342
5.20%, 07/15/35	18,220	18,830,609
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	9,830	10,263,521
5.90%, 01/25/33(b)	10,205	10,813,075
6.10%, 01/25/36(b)	7,760	8,284,818
6.15%, 01/25/32(b)	10,105	10,839,331
6.25%, 01/25/35(b)	9,640	10,379,239
Intel Corp.
2.00%, 08/12/31	9,497	8,416,225
4.00%, 12/15/32(a)	5,696	5,507,992
4.15%, 08/05/32	8,855	8,663,427
5.15%, 02/21/34(a)	6,271	6,414,117
5.20%, 02/10/33(a)	15,390	15,867,904
KLA Corp.
4.65%, 07/15/32(a)	6,822	6,996,311
4.70%, 02/01/34(a)	3,460	3,512,769
5.65%, 11/01/34	963	1,032,612
Marvell Technology, Inc.
2.95%, 04/15/31	5,005	4,678,031
5.45%, 07/15/35	3,100	3,227,208
5.95%, 09/15/33	3,495	3,754,781
Micron Technology, Inc.
2.70%, 04/15/32	6,592	6,026,650
5.65%, 11/01/32	3,895	4,151,698
5.80%, 01/15/35	6,782	7,262,905
5.88%, 02/09/33	5,180	5,578,876
5.88%, 09/15/33	6,557	7,053,990
6.05%, 11/01/35	6,905	7,500,772
Security	Par (000)	Value
Semiconductors (continued)
NVIDIA Corp., 2.00%, 06/15/31	$8,352	$7,613,587
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	6,817	6,243,629
2.65%, 02/15/32	7,353	6,642,457
4.85%, 08/19/32	2,155	2,192,345
5.00%, 01/15/33	6,896	7,057,598
5.25%, 08/19/35(a)	4,880	4,984,912
Qorvo, Inc., 3.38%, 04/01/31(a)(b)	4,525	4,170,342
QUALCOMM, Inc.
1.65%, 05/20/32(a)	8,092	6,995,070
4.25%, 05/20/32	3,460	3,482,626
4.65%, 05/20/35(a)	6,686	6,757,173
4.75%, 05/20/32	2,815	2,893,571
5.00%, 05/20/35(a)	3,960	4,062,900
5.40%, 05/20/33(a)	4,568	4,871,445
SK Hynix, Inc., 6.50%, 01/17/33(a)(b)	4,820	5,426,678
Skyworks Solutions, Inc., 3.00%, 06/01/31	3,509	3,195,044
Texas Instruments, Inc.
1.90%, 09/15/31	3,940	3,539,900
3.65%, 08/16/32(a)	2,523	2,453,807
4.85%, 02/08/34	3,860	3,986,226
4.90%, 03/14/33(a)	6,675	6,934,628
5.10%, 05/23/35	4,209	4,382,514
TSMC Arizona Corp.
2.50%, 10/25/31	9,489	8,785,606
4.25%, 04/22/32(a)	6,625	6,714,803
TSMC Global Ltd.
2.25%, 04/23/31(a)(b)	9,075	8,351,970
4.63%, 07/22/32(a)(b)	2,550	2,638,192
		487,317,300
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35(a)	3,605	3,856,223
Software — 2.3%
Adobe, Inc.
4.95%, 04/04/34(a)	5,135	5,266,038
5.30%, 01/17/35(a)	2,250	2,354,153
Atlassian Corp., 5.50%, 05/15/34	3,230	3,223,644
Autodesk, Inc.
2.40%, 12/15/31(a)	6,907	6,192,593
5.30%, 06/15/35	3,310	3,391,425
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	6,557	5,944,131
Cadence Design Systems, Inc., 4.70%, 09/10/34	5,935	5,986,465
Concentrix Corp., 6.85%, 08/02/33(a)	3,598	3,459,629
Constellation Software, Inc./Canada, 5.46%, 02/16/34(a)(b)	3,515	3,503,671
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	3,370	3,037,241
5.10%, 07/15/32(a)	5,098	5,187,805
Fiserv, Inc.
5.15%, 08/12/34(a)	6,425	6,406,232
5.25%, 08/11/35(a)	7,770	7,773,231
5.35%, 03/15/31(a)	3,160	3,252,938
5.45%, 03/15/34	5,335	5,439,438
5.60%, 03/02/33(a)	6,101	6,310,399
5.63%, 08/21/33(a)	9,960	10,309,012
Intuit, Inc., 5.20%, 09/15/33	7,911	8,204,308

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
3.50%, 02/12/35(a)	$9,988	$9,492,584
4.20%, 11/03/35(a)	165	166,010
MSCI, Inc.
3.25%, 08/15/33(a)(b)	5,832	5,193,306
3.63%, 11/01/31(b)	5,815	5,466,688
5.25%, 09/01/35(a)	8,195	8,205,339
Oracle Corp.
2.88%, 03/25/31	21,174	19,244,454
3.90%, 05/15/35	11,175	9,806,397
4.30%, 07/08/34(a)	13,702	12,562,514
4.70%, 09/27/34(a)	18,183	17,087,635
4.80%, 09/26/32	20,440	19,972,440
4.90%, 02/06/33	10,705	10,465,124
5.20%, 09/26/35	21,495	20,771,755
5.25%, 02/03/32	11,350	11,394,083
5.35%, 05/04/33	23,350	23,428,714
5.50%, 08/03/35(a)	9,045	8,941,286
5.70%, 02/04/36	26,925	26,940,080
6.25%, 11/09/32(a)	16,645	17,575,820
Paychex, Inc.
5.35%, 04/15/32	10,490	10,758,051
5.60%, 04/15/35(a)	8,035	8,237,046
Roper Technologies, Inc.
4.75%, 02/15/32(a)	3,495	3,525,986
4.90%, 10/15/34(a)	6,975	6,932,929
5.10%, 09/15/35(a)	6,585	6,573,522
Salesforce, Inc., 1.95%, 07/15/31(a)	10,461	9,302,574
Synopsys, Inc.
5.00%, 04/01/32	10,600	10,929,295
5.15%, 04/01/35	16,140	16,529,029
Take-Two Interactive Software, Inc.
4.00%, 04/14/32(a)	3,133	3,057,938
5.60%, 06/12/34(a)	2,405	2,506,073
VMware LLC, 2.20%, 08/15/31(a)	10,434	9,347,398
Workday, Inc., 3.80%, 04/01/32(a)	8,340	7,911,073
		417,567,496
Telecommunications — 3.7%
America Movil SAB de CV
4.70%, 07/21/32(a)	5,650	5,745,101
5.00%, 01/20/33	640	657,165
6.38%, 03/01/35	6,310	7,078,002
AT&T, Inc.
2.25%, 02/01/32(a)	17,609	15,726,615
2.55%, 12/01/33	25,933	22,490,983
2.75%, 06/01/31	20,431	19,036,840
4.50%, 05/15/35(a)	18,334	17,867,584
4.55%, 11/01/32(a)	8,000	8,052,021
4.75%, 04/30/33(a)	7,040	7,136,112
4.90%, 11/01/35(a)	11,165	11,186,913
5.38%, 08/15/35(a)	9,460	9,826,011
5.40%, 02/15/34(a)	19,237	20,163,227
6.15%, 09/15/34(a)	870	945,819
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	6,145	6,321,280
5.20%, 02/15/34(a)	4,785	4,928,520
Series US-5, 2.15%, 02/15/32(a)	2,604	2,293,813
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	3,090	2,960,431
Cisco Systems, Inc.
4.95%, 02/24/32	7,600	7,915,279
5.05%, 02/26/34	16,685	17,317,771
Security	Par (000)	Value
Telecommunications (continued)
5.10%, 02/24/35	$8,325	$8,640,493
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	3,160	3,982,260
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	2,640	2,365,119
Motorola Solutions, Inc.
2.75%, 05/24/31(a)	6,197	5,746,355
5.20%, 08/15/32(a)	3,010	3,142,588
5.40%, 04/15/34	6,658	6,959,090
5.55%, 08/15/35	5,790	6,097,348
5.60%, 06/01/32	4,542	4,823,729
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	5,120	4,695,003
2.63%, 05/05/31(a)(b)	9,178	8,548,285
6.00%, 10/06/33(a)(b)	3,490	3,843,052
NTT Finance Corp.
2.07%, 04/03/31(b)	6,399	5,758,244
5.14%, 07/02/31(a)(b)	5,675	5,895,721
5.17%, 07/16/32(b)	17,685	18,283,510
5.50%, 07/16/35(a)(b)	15,925	16,637,778
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	9,995	9,305,895
4.63%, 10/10/34(a)(b)	2,000	2,027,700
Orange SA
4.75%, 01/13/33(a)(b)	9,245	9,352,808
5.00%, 01/13/36(a)(b)	13,305	13,363,504
9.00%, 03/01/31	15,966	19,261,951
Rogers Communications, Inc.
3.80%, 03/15/32	13,417	12,842,558
5.30%, 02/15/34	8,900	9,095,342
SoftBank Corp., 5.33%, 07/09/35(a)(b)	3,215	3,273,825
Sprint Capital Corp., 8.75%, 03/15/32	13,236	16,179,195
STC Sukuk Co. II Ltd., 5.08%, 01/15/36(b)	8,000	8,112,592
TELUS Corp., 3.40%, 05/13/32(a)	5,777	5,401,583
T-Mobile USA, Inc.
2.25%, 11/15/31	8,792	7,895,581
2.70%, 03/15/32	7,062	6,433,615
3.50%, 04/15/31	17,994	17,383,389
4.63%, 01/15/33	5,465	5,504,460
4.70%, 01/15/35	7,320	7,280,195
4.95%, 11/15/35	6,415	6,474,007
5.00%, 02/15/36	8,060	8,111,748
5.05%, 07/15/33	18,042	18,610,835
5.13%, 05/15/32	7,475	7,764,694
5.15%, 04/15/34(a)	9,455	9,770,541
5.20%, 01/15/33	9,246	9,626,003
5.30%, 05/15/35(a)	6,540	6,772,810
5.75%, 01/15/34(a)	7,434	7,946,798
6.70%, 12/15/33(a)	2,945	3,332,772
Verizon Communications, Inc.
2.36%, 03/15/32	30,700	27,414,827
4.27%, 01/15/36	5,570	5,296,683
4.40%, 11/01/34	13,134	12,873,618
4.50%, 08/10/33(a)	17,089	17,045,741
4.75%, 01/15/33(a)	11,775	11,941,554
4.78%, 02/15/35	17,414	17,338,708
5.00%, 01/15/36(a)	20,015	20,103,493
5.05%, 05/09/33(a)	7,094	7,358,312
5.25%, 04/02/35	16,699	17,193,777
5.85%, 09/15/35(a)	3,270	3,539,067
6.40%, 09/15/33(a)	2,194	2,449,045
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC, 6.25%, 11/30/32	$3,130	$3,441,230
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(a)(b)	5,340	4,993,530
		675,182,048
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.05%, 05/14/34(a)	3,130	3,360,939
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,298	5,705,526
Canadian National Railway Co.
3.85%, 08/05/32	6,260	6,132,853
4.20%, 03/12/31(a)	1,725	1,736,073
4.38%, 09/18/34(a)	5,160	5,135,702
4.75%, 11/12/35(a)	2,680	2,721,466
5.85%, 11/01/33	3,125	3,403,439
6.25%, 08/01/34	3,480	3,888,596
Canadian Pacific Railway Co.
2.45%, 12/02/31	11,387	10,365,826
4.80%, 09/15/35(a)	1,475	1,499,074
5.20%, 03/30/35(a)	4,435	4,651,415
5.75%, 03/15/33(a)	1,733	1,849,536
7.13%, 10/15/31	3,512	4,021,390
CSX Corp.
4.10%, 11/15/32(a)	7,898	7,870,990
5.05%, 06/15/35(a)	6,315	6,513,770
5.20%, 11/15/33(a)	4,950	5,202,632
FedEx Corp.
2.40%, 05/15/31(a)	5,823	5,353,757
3.90%, 02/01/35	2,625	2,505,596
4.90%, 01/15/34(a)	2,400	2,452,798
GXO Logistics, Inc.
2.65%, 07/15/31	3,374	3,086,587
6.50%, 05/06/34(a)	3,780	4,114,561
Nakilat, Inc., 6.07%, 12/31/33(a)(b)	1,990	2,103,782
Norfolk Southern Corp.
2.30%, 05/15/31	4,071	3,715,406
3.00%, 03/15/32	5,230	4,884,375
4.45%, 03/01/33(a)	3,648	3,671,932
5.10%, 05/01/35	3,305	3,416,167
5.55%, 03/15/34(a)	3,380	3,597,800
Ryder System, Inc., 6.60%, 12/01/33(a)	3,890	4,387,394
TTX Co.
5.05%, 11/15/34(b)	2,825	2,926,587
5.75%, 11/22/33(a)(b)	2,675	2,865,099
Union Pacific Corp.
2.38%, 05/20/31	7,318	6,763,028
2.80%, 02/14/32(a)	10,055	9,358,391
3.38%, 02/01/35	1,783	1,635,274
4.50%, 01/20/33(a)	6,560	6,695,812
5.10%, 02/20/35(a)	6,955	7,254,324
United Parcel Service, Inc.
4.88%, 03/03/33(a)	6,808	7,100,099
5.15%, 05/22/34(a)	6,580	6,928,340
5.25%, 05/14/35(a)	8,645	9,085,618
Walmart, Inc., 1.80%, 09/22/31(a)	14,123	12,734,841
		187,335,856
Trucking & Leasing — 0.2%
DAE Funding LLC, 4.95%, 01/15/33(b)	4,000	3,976,220
GATX Corp.
1.90%, 06/01/31(a)	2,542	2,258,854
3.50%, 06/01/32	2,851	2,698,744
Security	Par (000)	Value
Trucking & Leasing (continued)
4.90%, 03/15/33	$2,637	$2,677,416
5.45%, 09/15/33	2,805	2,942,415
5.50%, 06/15/35(a)	6,065	6,302,078
6.05%, 03/15/34	3,321	3,605,797
6.90%, 05/01/34	2,780	3,146,128
SMBC Aviation Capital Finance DAC
5.25%, 11/26/35(a)(b)	4,375	4,450,640
5.55%, 04/03/34(b)	5,965	6,237,048
5.70%, 07/25/33(b)	6,598	6,973,696
		45,269,036
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31(a)	3,860	3,531,175
4.45%, 06/01/32(a)	7,010	7,077,391
5.15%, 03/01/34	4,760	4,949,647
5.25%, 03/01/35(a)	5,715	5,938,314
Essential Utilities, Inc.
2.40%, 05/01/31	4,458	4,072,798
5.25%, 08/15/35	3,820	3,918,225
5.38%, 01/15/34	3,320	3,456,903
		32,944,453
Total Corporate Bonds & Notes — 98.3% (Cost: $17,699,969,402)		17,980,066,874
Foreign Government Obligations
South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	100	105,475
Korea Gas Corp., 2.00%, 07/13/31(a)(b)	4,625	4,203,770
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,758,636
2.63%, 04/18/32(b)	3,195	2,930,289
		8,998,170
Total Foreign Government Obligations — 0.1% (Cost: $9,190,591)		8,998,170
Total Long-Term Investments — 98.4% (Cost: $17,709,159,993)		17,989,065,044
	Shares
Short-Term Securities
Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	2,298,979,024	2,300,128,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	9,550,000	9,550,000
Total Short-Term Securities — 12.6% (Cost: $2,308,967,325)		2,309,678,514
Total Investments — 111.0% (Cost: $20,018,127,318)		20,298,743,558
Liabilities in Excess of Other Assets — (11.0)%		(2,006,624,070)
Net Assets — 100.0%		$18,292,119,488

(a)	All or a portion of this security is on loan.

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,988,022,906	$312,105,449 (a)	$—	$(19,023)	$19,182	$2,300,128,514	2,298,979,024	$5,101,921 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	11,190,000	—	(1,640,000)(a)	—	—	9,550,000	9,550,000	3,836,370	—
				$(19,023)	$19,182	$2,309,678,514		$8,938,291	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,980,066,874	$—	$17,980,066,874
Foreign Government Obligations	—	8,998,170	—	8,998,170
Short-Term Securities
Money Market Funds	2,309,678,514	—	—	2,309,678,514
	$2,309,678,514	$17,989,065,044	$—	$20,298,743,558
See notes to financial statements.
Schedule of Investments

Schedule of Investments
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	$357	$273,051
5.40%, 10/01/48(a)	209	188,920
		461,971
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(b)	850	710,798
BAE Systems Holdings, Inc., 4.75%, 10/07/44(b)	409	384,384
BAE Systems PLC
3.00%, 09/15/50(a)(b)	1,112	762,213
5.50%, 03/26/54(a)(b)	590	607,704
5.80%, 10/11/41(b)	352	375,796
Boeing Co.(The)
3.38%, 06/15/46	695	499,402
3.50%, 03/01/39	479	401,656
3.50%, 03/01/45	195	141,267
3.55%, 03/01/38	568	488,215
3.63%, 03/01/48	980	715,477
3.65%, 03/01/47	679	505,194
3.75%, 02/01/50	1,970	1,462,740
3.83%, 03/01/59	455	320,284
3.85%, 11/01/48	955	725,874
3.90%, 05/01/49	1,593	1,217,793
3.95%, 08/01/59	1,054	755,383
5.71%, 05/01/40	2,508	2,609,411
5.81%, 05/01/50	5,993	6,017,212
5.88%, 02/15/40	457	477,911
5.93%, 05/01/60(a)	3,522	3,532,281
6.63%, 02/15/38(a)	636	717,505
6.86%, 05/01/54	2,313	2,652,615
6.88%, 03/15/39	469	535,912
7.01%, 05/01/64	1,565	1,814,586
Embraer Netherlands Finance BV, 5.40%, 01/09/38	195	195,195
General Dynamics Corp.
2.85%, 06/01/41	267	205,989
3.60%, 11/15/42	436	362,567
4.25%, 04/01/40	751	699,350
4.25%, 04/01/50(a)	838	726,719
General Electric Co.
4.35%, 05/01/50(a)	521	456,272
4.50%, 03/11/44	404	371,112
5.88%, 01/14/38	900	989,133
6.15%, 08/07/37	266	295,808
6.88%, 01/10/39	670	796,602
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	545	595,841
L3Harris Technologies, Inc.
5.05%, 04/27/45	322	313,065
5.50%, 08/15/54(a)	590	585,891
5.60%, 07/31/53	349	351,316
6.15%, 12/15/40	325	358,063
Lockheed Martin Corp.
2.80%, 06/15/50	881	573,815
3.80%, 03/01/45	881	722,968
4.07%, 12/15/42	1,250	1,092,764
4.09%, 09/15/52	1,665	1,350,191
4.15%, 06/15/53	913	746,485
4.30%, 06/15/62	619	501,939
4.50%, 05/15/36(a)	506	504,648
4.70%, 05/15/46	1,217	1,122,301
Security	Par (000)	Value
Aerospace & Defense (continued)
5.20%, 02/15/55(a)	$1,115	$1,073,610
5.20%, 02/15/64	890	837,162
5.70%, 11/15/54(a)	1,077	1,112,461
5.72%, 06/01/40(a)	340	372,237
5.90%, 11/15/63	710	749,354
Series B, 6.15%, 09/01/36	565	635,322
Northrop Grumman Corp.
3.85%, 04/15/45	524	427,822
4.03%, 10/15/47	2,219	1,820,413
4.75%, 06/01/43	871	818,676
4.95%, 03/15/53	878	807,137
5.05%, 11/15/40	615	618,920
5.15%, 05/01/40(a)	1,092	1,104,981
5.20%, 06/01/54(a)	1,082	1,032,726
5.25%, 05/01/50(a)	1,058	1,021,730
RTX Corp.
2.82%, 09/01/51	921	588,466
3.03%, 03/15/52(a)	959	637,619
3.13%, 07/01/50	1,280	879,692
3.75%, 11/01/46	1,345	1,066,564
4.05%, 05/04/47	949	783,915
4.15%, 05/15/45	563	480,558
4.20%, 12/15/44	320	271,122
4.35%, 04/15/47	1,070	924,079
4.45%, 11/16/38	958	913,679
4.50%, 06/01/42(a)	3,377	3,111,862
4.63%, 11/16/48	1,954	1,740,534
4.70%, 12/15/41	365	348,805
4.80%, 12/15/43	349	326,790
4.88%, 10/15/40	742	730,026
5.38%, 02/27/53	1,200	1,170,555
5.70%, 04/15/40	775	825,191
6.05%, 06/01/36(a)	570	631,532
6.13%, 07/15/38	750	833,314
6.40%, 03/15/54	1,708	1,908,629
		72,955,130
Agriculture — 1.3%
Altria Group, Inc.
3.40%, 02/04/41	1,581	1,239,879
3.70%, 02/04/51	1,114	797,003
3.88%, 09/16/46	1,506	1,159,269
4.00%, 02/04/61(a)	1,208	889,316
4.25%, 08/09/42	857	727,507
4.45%, 05/06/50	528	428,514
4.50%, 05/02/43	626	543,191
5.38%, 01/31/44(a)	1,729	1,675,808
5.80%, 02/14/39	2,016	2,102,152
5.95%, 02/14/49	2,474	2,506,702
6.20%, 02/14/59	298	300,207
Archer-Daniels-Midland Co.
2.70%, 09/15/51	510	319,460
3.75%, 09/15/47	399	315,460
4.02%, 04/16/43	373	320,946
4.50%, 03/15/49	459	404,233
4.54%, 03/26/42	346	320,015
5.77%, 03/01/41(c)	226	239,491
BAT Capital Corp.
3.73%, 09/25/40	457	378,792
3.98%, 09/25/50	385	289,493
4.39%, 08/15/37	2,557	2,388,238
4.54%, 08/15/47	2,246	1,895,716

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.76%, 09/06/49	$1,117	$962,675
5.28%, 04/02/50	680	624,678
5.65%, 03/16/52	608	583,685
6.25%, 08/15/55(a)	445	464,475
7.08%, 08/02/43	742	843,487
7.08%, 08/02/53	948	1,086,823
Cargill, Inc.
3.13%, 05/25/51(a)(b)	685	473,731
3.88%, 05/23/49(a)(b)	158	126,017
4.38%, 04/22/52(a)(b)	458	389,658
4.76%, 11/23/45(b)	459	421,986
5.38%, 10/23/55(b)	705	686,730
Imperial Brands Finance PLC, 6.38%, 07/01/55(b)	395	410,437
Philip Morris International, Inc.
3.88%, 08/21/42	709	595,130
4.13%, 03/04/43	793	687,385
4.25%, 11/10/44	1,249	1,081,030
4.38%, 11/15/41	766	691,978
4.50%, 03/20/42	597	544,511
4.88%, 11/15/43	756	708,189
6.38%, 05/16/38(a)	1,578	1,774,528
Reynolds American, Inc.
5.85%, 08/15/45	2,191	2,200,921
6.15%, 09/15/43	486	505,777
7.25%, 06/15/37	486	568,972
		35,674,195
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	471	387,425
3.38%, 11/01/46	684	514,543
3.38%, 03/27/50(a)	1,444	1,056,779
3.63%, 05/01/43	275	222,835
3.88%, 11/01/45	1,192	979,574
		3,161,156
Auto Manufacturers — 0.5%
Cummins, Inc.
2.60%, 09/01/50	804	500,428
4.88%, 10/01/43	307	297,489
5.45%, 02/20/54(a)	952	953,236
Ford Motor Co.
4.75%, 01/15/43	1,942	1,562,084
5.29%, 12/08/46(a)	1,004	857,327
7.40%, 11/01/46(a)	720	785,899
General Motors Co.
5.15%, 04/01/38	1,353	1,317,494
5.20%, 04/01/45	1,256	1,143,342
5.40%, 04/01/48(a)	886	815,687
5.95%, 04/01/49(a)	1,092	1,075,886
6.25%, 10/02/43	1,504	1,541,665
6.60%, 04/01/36	925	1,015,037
6.75%, 04/01/46(a)	802	867,231
		12,732,805
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,579	1,031,220
4.15%, 05/01/52(a)	1,152	893,042
4.40%, 10/01/46	510	423,194
5.40%, 03/15/49	385	361,810
5.75%, 09/13/54(a)	435	424,413
BorgWarner, Inc., 4.38%, 03/15/45(a)	400	342,814
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$300	$208,527
5.25%, 05/15/49(a)	627	578,736
		4,263,756
Banks — 8.4%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	6,753	5,019,284
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	652	420,178
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	1,442	953,240
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	3,484	2,778,448
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	962	776,676
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	2,187	1,965,359
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	5,064	4,107,391
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	3,683	3,452,777
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	2,078	1,763,757
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	1,634	1,434,248
4.88%, 04/01/44	940	905,457
5.00%, 01/21/44	2,215	2,156,309
5.88%, 02/07/42	1,854	1,988,408
6.11%, 01/29/37	2,847	3,074,219
7.75%, 05/14/38	2,697	3,308,039
Series L, 4.75%, 04/21/45(a)	830	762,498
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	566	413,836
Bank of America N.A., 6.00%, 10/15/36	1,606	1,746,400
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	737	572,798
3.81%, 03/10/42, (1-year CMT + 1.70%)(d)	1,575	1,278,123
4.95%, 01/10/47	1,176	1,099,720
5.25%, 08/17/45(a)	1,603	1,566,439
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	920	950,004
6.04%, 03/12/55, (1-day SOFR + 2.42%)(d)	223	240,131
BNP Paribas SA, 2.82%, 01/26/41(b)	200	146,855
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.95%)(b)(d)	315	240,397
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(b)(d)	625	626,233
6.92%, 01/14/46, (1-day SOFR + 2.61%)(b)(d)	400	431,044
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(d)	1,773	1,321,842
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	1,380	1,233,010
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	709	607,709
4.65%, 07/30/45	1,361	1,242,659
4.65%, 07/23/48	2,244	2,003,290
4.75%, 05/18/46	1,808	1,610,877
5.30%, 05/06/44(a)	805	781,530
5.32%, 03/26/41, (1-day SOFR + 4.55%)(d)	1,474	1,479,192
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	1,880	1,888,801
5.88%, 01/30/42	1,344	1,422,358
6.13%, 08/25/36	818	876,660
6.68%, 09/13/43	1,240	1,401,097
6.88%, 03/05/38(a)	364	423,382
6.88%, 02/15/98(a)	284	337,654
8.13%, 07/15/39(a)	1,935	2,486,994
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	$217	$173,146
3.74%, 09/12/39(b)	2,055	1,762,614
3.90%, 07/12/47(b)	1,229	1,022,780
4.32%, 01/10/48(a)(b)	957	809,345
5.93%, 03/14/46, (1-year CMT + 1.32%)(a)(b)(d)	1,030	1,076,312
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,443	1,460,984
5.25%, 08/04/45	1,147	1,094,762
5.75%, 12/01/43	1,162	1,184,171
5.80%, 09/30/2110(a)(b)	195	200,864
Credit Agricole SA, 2.81%, 01/11/41(b)	260	190,551
Fifth Third Bancorp, 8.25%, 03/01/38	298	368,974
Goldman Sachs Group, Inc.(The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	2,166	1,600,434
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	3,103	2,395,194
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	2,386	1,872,937
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	2,332	2,107,042
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,321	1,230,029
4.75%, 10/21/45	1,855	1,681,491
4.80%, 07/08/44	2,388	2,206,610
5.15%, 05/22/45	2,543	2,400,944
5.54%, 01/21/47, (1-day SOFR + 1.32%)(d)	4,610	4,588,390
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	3,320	3,330,028
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	2,585	2,617,055
6.25%, 02/01/41	2,346	2,565,821
6.45%, 05/01/36	516	567,786
6.75%, 10/01/37	5,301	5,954,554
HSBC Bank USA N.A, 7.00%, 01/15/39	650	763,156
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,256	1,233,906
6.10%, 01/14/42(a)	458	500,386
6.33%, 03/09/44, (1-day SOFR + 2.65%)(d)	2,467	2,724,345
6.50%, 05/02/36	863	938,377
6.50%, 09/15/37	3,030	3,347,276
6.80%, 06/01/38	1,320	1,494,173
HSBC USA, Inc., 7.20%, 07/15/97(a)	497	607,807
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	435	385,616
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	1,258	1,534,583
7.80%, 11/28/53(b)	1,239	1,541,149
Series NR, 4.70%, 09/23/49(b)	25	21,480
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	1,808	1,322,047
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	1,665	1,319,447
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	3,056	2,100,712
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	2,390	1,873,194
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	2,580	1,842,927
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	2,651	2,401,228
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	2,452	1,972,844
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	4,139	3,377,510
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	2,248	1,857,378
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	$2,377	$2,043,349
4.85%, 02/01/44	1,338	1,283,703
4.95%, 06/01/45(a)	2,049	1,946,287
5.40%, 01/06/42	1,542	1,579,083
5.50%, 10/15/40	1,424	1,503,845
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	2,825	2,886,970
5.60%, 07/15/41	2,071	2,165,247
5.63%, 08/16/43	1,538	1,589,867
6.40%, 05/15/38	2,672	3,037,626
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	274	207,520
4.34%, 01/09/48(a)	484	409,931
5.30%, 12/01/45(a)	1,034	995,467
5.67%, 02/10/47, (1-year CMT + 0.82%)(d)	815	823,382
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	625	552,331
4.15%, 03/07/39(a)	164	154,351
4.29%, 07/26/38(a)	174	166,995
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	1,509	967,978
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	1,638	1,295,620
3.97%, 07/22/38(d)	2,088	1,899,475
4.30%, 01/27/45	2,140	1,866,793
4.38%, 01/22/47	3,008	2,616,964
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,288	1,218,727
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	2,655	2,648,032
5.60%, 03/24/51, (1-day SOFR + 4.84%)(d)	2,539	2,575,526
6.38%, 07/24/42	1,757	1,964,201
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	188,009
National Australia Bank Ltd., 2.65%, 01/14/41(b)	230	168,603
NatWest Group PLC, 5.91%, 03/03/47, (1-year CMT + 1.30%)(d)	1,200	1,191,558
Regions Banks, 6.45%, 06/26/37	250	274,091
Regions Financial Corp., 7.38%, 12/10/37(a)	185	216,930
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	200	190,294
Societe Generale SA
3.63%, 03/01/41(b)	573	442,032
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	275	215,275
5.40%, 04/10/37, (1-day SOFR + 1.60%)(b)(d)	450	452,716
5.63%, 11/24/45(b)	200	192,301
7.13%, 01/19/55, (1-year CMT + 2.95%)(b)(d)	1,090	1,165,458
7.37%, 01/10/53(b)	722	793,980
Standard Chartered PLC
5.30%, 01/09/43(b)	337	328,017
5.70%, 03/26/44(a)(b)	1,591	1,587,543
5.71%, 03/05/47, (1-year CMT + 1.10%)(b)(d)	800	797,700
7.01%(b)(d)(e)	25	26,392
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	200	143,747
2.93%, 09/17/41	798	602,515
3.05%, 01/14/42	475	371,711
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	645	656,925
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	970	991,166
5.84%, 07/09/44	960	1,002,764
6.18%, 07/13/43(a)	863	955,936
UBS AG/London, 4.50%, 06/26/48	599	528,682
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	1,207	928,438

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.88%, 05/15/45	$1,693	$1,580,758
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	900	897,072
5.20%, 08/10/37, (1-day SOFR + 1.34%)(b)(d)	995	1,004,032
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(b)(d)	1,395	1,382,103
5.53%, 05/06/47, (1-day SOFR + 1.49%)(b)(d)	895	895,505
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	3,771	2,943,963
3.90%, 05/01/45	2,478	2,028,313
4.40%, 06/14/46	2,277	1,917,249
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	2,538	2,188,296
4.65%, 11/04/44	1,511	1,325,992
4.75%, 12/07/46	2,209	1,956,419
4.90%, 11/17/45	2,619	2,365,137
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	5,638	5,157,898
5.38%, 11/02/43	2,369	2,311,670
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	3,305	3,272,033
5.61%, 01/15/44	3,018	3,008,282
5.95%, 12/01/86	576	609,900
Wells Fargo Bank NA
5.85%, 02/01/37(a)	1,280	1,362,460
5.95%, 08/26/36	865	930,671
6.60%, 01/15/38(a)	1,600	1,810,103
Westpac Banking Corp.
2.96%, 11/16/40	181	140,801
3.13%, 11/18/41	64	49,636
4.42%, 07/24/39	192	179,665
		233,047,693
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	8,974	8,440,902
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	130	111,492
4.63%, 02/01/44	709	655,183
4.90%, 02/01/46	1,662	1,558,090
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	464	387,559
4.35%, 06/01/40(a)	745	688,926
4.38%, 04/15/38(a)	1,120	1,077,459
4.44%, 10/06/48	2,322	2,034,944
4.50%, 06/01/50	940	869,945
4.60%, 04/15/48	335	301,203
4.60%, 06/01/60(a)	355	298,481
4.75%, 04/15/58	450	402,132
4.95%, 01/15/42	1,815	1,761,781
5.45%, 01/23/39(a)	2,830	2,969,946
5.55%, 01/23/49	4,423	4,454,213
5.80%, 01/23/59(a)	2,077	2,155,713
8.00%, 11/15/39	1,106	1,434,575
8.20%, 01/15/39	1,843	2,402,878
Bacardi Ltd.
5.15%, 05/15/38(b)	369	354,191
5.30%, 05/15/48(a)(b)	528	483,312
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	423	417,871
Brown-Forman Corp.
3.75%, 01/15/43	215	177,193
4.00%, 04/15/38	275	252,689
4.50%, 07/15/45	440	393,005
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co.(The)
2.50%, 06/01/40	$1,260	$957,965
2.50%, 03/15/51	1,389	854,321
2.60%, 06/01/50	1,471	932,629
2.75%, 06/01/60	1,167	699,415
2.88%, 05/05/41	392	307,715
3.00%, 03/05/51	1,904	1,295,551
4.20%, 03/25/50	382	328,006
5.20%, 01/14/55(a)	1,620	1,592,488
5.30%, 05/13/54	1,280	1,271,797
5.40%, 05/13/64	1,900	1,880,183
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	419	423,904
Constellation Brands, Inc.
3.75%, 05/01/50(a)	488	367,761
4.10%, 02/15/48(a)	554	445,582
4.50%, 05/09/47	469	403,901
5.25%, 11/15/48(a)	519	488,860
Diageo Capital PLC
3.88%, 04/29/43(a)	488	408,028
5.88%, 09/30/36	741	809,919
Diageo Investment Corp., 4.25%, 05/11/42(a)	420	373,348
Embotelladora Andina SA, 3.95%, 01/21/50(b)	20	15,740
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	765	582,953
4.38%, 05/10/43	259	234,992
Heineken NV
4.00%, 10/01/42(b)	386	331,135
4.35%, 03/29/47(a)(b)	475	408,471
Keurig Dr Pepper, Inc.
3.35%, 03/15/51	492	334,113
3.80%, 05/01/50	667	492,180
4.42%, 12/15/46	324	269,253
4.50%, 11/15/45	440	376,167
4.50%, 04/15/52(a)	1,026	848,247
5.09%, 05/25/48	370	336,502
Molson Coors Beverage Co.
4.20%, 07/15/46	1,565	1,272,600
5.00%, 05/01/42(a)	968	905,509
PepsiCo, Inc.
2.63%, 10/21/41	892	663,630
2.75%, 10/21/51	766	493,474
2.88%, 10/15/49	995	672,450
3.38%, 07/29/49	231	170,581
3.45%, 10/06/46(a)	877	681,606
3.50%, 03/19/40	360	310,867
3.60%, 08/13/42	250	207,896
3.63%, 03/19/50	929	717,314
3.88%, 03/19/60	529	409,263
4.00%, 03/05/42	504	441,738
4.00%, 05/02/47	695	584,508
4.20%, 07/18/52	480	404,396
4.25%, 10/22/44	310	274,492
4.45%, 04/14/46(a)	1,054	955,376
4.60%, 07/17/45	320	297,821
4.65%, 02/15/53	464	418,025
4.88%, 11/01/40	433	434,149
5.25%, 07/17/54(a)	680	676,086
5.50%, 01/15/40	505	538,384
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(b)	279	172,657
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	$778	$784,751
		64,642,382
Biotechnology — 1.8%
Amgen, Inc.
2.77%, 09/01/53	1,340	819,424
2.80%, 08/15/41	537	403,291
3.00%, 01/15/52(a)	1,028	683,774
3.15%, 02/21/40	1,549	1,246,410
3.38%, 02/21/50	1,108	806,690
4.20%, 02/22/52	944	765,084
4.40%, 05/01/45	2,170	1,899,378
4.40%, 02/22/62	1,304	1,040,569
4.56%, 06/15/48	1,317	1,151,835
4.66%, 06/15/51	3,742	3,266,922
4.88%, 03/01/53	1,120	1,000,969
4.95%, 10/01/41	653	626,700
5.15%, 11/15/41	726	711,735
5.50%, 02/19/46	925	920,363
5.60%, 03/02/43(a)	2,687	2,746,191
5.65%, 06/15/42	521	538,191
5.65%, 03/02/53	4,392	4,384,175
5.65%, 02/19/56	250	249,519
5.75%, 03/15/40(a)	409	433,234
5.75%, 03/02/63	2,795	2,770,405
6.38%, 06/01/37	551	620,818
6.40%, 02/01/39	365	409,271
6.90%, 06/01/38(a)	215	248,725
Baxalta, Inc., 5.25%, 06/23/45	415	403,312
Biogen, Inc.
3.15%, 05/01/50	1,391	915,316
3.25%, 02/15/51	711	471,989
5.20%, 09/15/45	993	929,968
6.45%, 05/15/55	570	611,524
CSL Finance PLC
4.63%, 04/27/42(b)	380	349,233
4.75%, 04/27/52(a)(b)	939	827,647
4.95%, 04/27/62(b)	629	559,176
5.42%, 04/03/54(a)(b)	685	666,857
Gilead Sciences, Inc.
2.60%, 10/01/40	1,199	898,156
2.80%, 10/01/50	1,504	966,654
4.00%, 09/01/36	905	853,887
4.15%, 03/01/47	1,701	1,431,572
4.50%, 02/01/45	1,714	1,533,360
4.75%, 03/01/46	2,146	1,965,693
4.80%, 04/01/44	1,669	1,561,518
5.50%, 11/15/54	955	951,870
5.55%, 10/15/53(a)	909	913,181
5.60%, 11/15/64	1,025	1,026,274
5.65%, 12/01/41	933	977,774
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	546	339,109
Royalty Pharma PLC
3.30%, 09/02/40	1,163	918,596
3.35%, 09/02/51	546	369,382
3.55%, 09/02/50	768	544,197
5.90%, 09/02/54	482	484,223
5.95%, 09/25/55	495	501,051
		49,715,192
Security	Par (000)	Value
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/46	$420	$382,621
7.13%, 07/15/36	410	480,337
Carlisle Companies, Inc., 5.55%, 09/15/40	190	196,697
Carrier Global Corp.
3.38%, 04/05/40	1,524	1,249,020
3.58%, 04/05/50	1,476	1,105,105
6.20%, 03/15/54(a)	445	489,704
CRH America Finance, Inc.
4.40%, 05/09/47(b)	425	362,757
4.50%, 04/04/48(a)(b)	670	581,074
5.60%, 02/09/56	540	539,785
5.88%, 01/09/55(a)	495	514,349
CRH America, Inc., 5.13%, 05/18/45(b)	356	341,368
Eagle Materials, Inc., 5.00%, 03/15/36	80	79,233
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a)	266	216,306
Johnson Controls International PLC
4.50%, 02/15/47	583	514,931
4.63%, 07/02/44	281	253,900
4.95%, 07/02/64(c)	306	271,387
Martin Marietta Materials, Inc.
3.20%, 07/15/51	747	508,645
4.25%, 12/15/47	679	569,711
5.50%, 12/01/54	662	650,042
Masco Corp.
3.13%, 02/15/51(a)	196	132,016
4.50%, 05/15/47(a)	432	374,283
Owens Corning
4.30%, 07/15/47	504	416,637
4.40%, 01/30/48	599	504,762
5.95%, 06/15/54(a)	550	569,386
7.00%, 12/01/36	416	477,921
Trane Technologies Financing Ltd.
4.50%, 03/21/49	378	332,348
4.65%, 11/01/44	222	204,917
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	313	271,804
5.75%, 06/15/43	363	385,241
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	232,132
Vulcan Materials Co.
4.50%, 06/15/47(a)	685	597,033
4.70%, 03/01/48	492	440,777
5.70%, 12/01/54(a)	555	559,720
		14,805,949
Chemicals — 1.3%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	615	475,757
Air Products and Chemicals, Inc.
2.70%, 05/15/40	568	434,976
2.80%, 05/15/50	866	566,930
Albemarle Corp.
5.45%, 12/01/44	367	346,051
5.65%, 06/01/52	356	326,499
CF Industries, Inc.
4.95%, 06/01/43	669	614,395
5.38%, 03/15/44	824	789,867
Dow Chemical Co.(The)
3.60%, 11/15/50	781	507,867
4.38%, 11/15/42	1,804	1,427,737
4.63%, 10/01/44(a)	956	772,315

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.80%, 05/15/49(a)	$935	$730,852
5.25%, 11/15/41	1,264	1,134,025
5.55%, 11/30/48(a)	909	800,922
5.60%, 02/15/54(a)	540	467,464
5.95%, 03/15/55(a)	565	511,705
6.90%, 05/15/53(a)	875	895,885
9.40%, 05/15/39	701	901,091
DuPont de Nemours, Inc.
5.32%, 11/15/38	638	647,701
5.42%, 11/15/48	631	603,487
Eastman Chemical Co.
4.65%, 10/15/44	1,011	879,011
4.80%, 09/01/42	320	290,233
Ecolab, Inc.
2.13%, 08/15/50	422	236,215
2.70%, 12/15/51(a)	770	485,530
2.75%, 08/18/55	587	361,637
3.95%, 12/01/47(a)	481	401,341
5.50%, 12/08/41(a)	404	427,819
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(b)	319	250,513
3.47%, 12/01/50(a)(b)	857	603,512
4.38%, 06/01/47	360	298,026
5.00%, 09/26/48	620	559,588
Linde, Inc./CT
2.00%, 08/10/50	209	114,050
3.55%, 11/07/42	710	581,181
LYB International Finance BV
4.88%, 03/15/44(a)	1,059	887,058
5.25%, 07/15/43	702	614,919
LYB International Finance III LLC
3.38%, 10/01/40	1,843	1,364,850
3.63%, 04/01/51	1,003	654,841
3.80%, 10/01/60(a)	543	343,072
4.20%, 10/15/49	961	697,098
4.20%, 05/01/50	865	623,385
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	834	642,856
Mosaic Co.(The)
4.88%, 11/15/41(a)	305	280,414
5.63%, 11/15/43(a)	615	602,259
Nutrien Ltd.
3.95%, 05/13/50	541	420,841
4.90%, 06/01/43	570	526,632
5.00%, 04/01/49	574	525,497
5.25%, 01/15/45	408	393,928
5.63%, 12/01/40	381	387,619
5.80%, 03/27/53(a)	653	667,658
5.88%, 12/01/36	542	576,615
6.13%, 01/15/41	289	308,806
OCP SA, 7.50%, 05/02/54(b)	32	35,977
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)(b)	443	330,946
5.88%, 09/17/44(b)	739	598,693
6.75%, 09/19/42(b)	395	346,885
PPG Industries, Inc., 5.50%, 11/15/40	195	199,809
RPM International, Inc.
4.25%, 01/15/48	260	215,391
5.25%, 06/01/45(a)	324	313,112
Sherwin-Williams Co.(The)
2.90%, 03/15/52(a)	368	231,238
3.30%, 05/15/50(a)	563	392,005
Security	Par (000)	Value
Chemicals (continued)
3.80%, 08/15/49	$471	$359,100
4.00%, 12/15/42	224	188,332
4.50%, 06/01/47	1,164	1,009,369
4.55%, 08/01/45	523	457,011
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	611	430,905
4.25%, 01/22/50(b)	345	283,683
Westlake Corp.
2.88%, 08/15/41	409	289,491
3.13%, 08/15/51	534	331,344
3.38%, 08/15/61(a)	701	426,475
4.38%, 11/15/47(a)	348	277,150
5.00%, 08/15/46	790	694,880
6.38%, 11/15/55	495	495,963
		36,870,289
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(b)	150	132,890
American University (The), Series 2019, 3.67%, 04/01/49	330	259,304
Brown University, Series A, 2.92%, 09/01/50	363	247,941
California Endowment (The), Series 2021, 2.50%, 04/01/51(a)	340	208,546
California Institute of Technology
3.65%, 09/01/2119	327	216,392
4.32%, 08/01/45	418	373,554
4.70%, 11/01/2111	310	253,006
Case Western Reserve University, 5.41%, 06/01/2122	215	202,128
Claremont Mckenna College, 3.78%, 01/01/2122	195	130,162
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	440	380,054
5.63%, 09/25/48(b)	1,311	1,282,700
6.85%, 07/02/37(a)(b)	1,655	1,854,229
Duke University
3.20%, 10/01/38	160	135,708
3.30%, 10/01/46	190	143,510
Series 2020, 2.68%, 10/01/44	312	238,288
Series 2020, 2.76%, 10/01/50(a)	174	115,681
Series 2020, 2.83%, 10/01/55	442	289,023
Emory University, Series 2020, 2.97%, 09/01/50	226	152,031
Equifax, Inc., 7.00%, 07/01/37	190	216,152
ERAC USA Finance LLC
4.20%, 11/01/46(b)	763	643,446
4.50%, 02/15/45(b)	336	301,173
5.40%, 05/01/53(a)(b)	995	989,714
5.63%, 03/15/42(b)	412	426,164
7.00%, 10/15/37(b)	1,695	1,994,560
Ford Foundation(The)
Series 2017, 3.86%, 06/01/47(a)	311	262,331
Series 2020, 2.42%, 06/01/50(a)	359	221,399
Series 2020, 2.82%, 06/01/70	540	321,861
George Washington University(The)
4.87%, 09/15/45	392	370,327
Series 2014, 4.30%, 09/15/44(a)	252	222,166
Series 2016, 3.55%, 09/15/46	514	401,599
Series 2018, 4.13%, 09/15/48	382	321,868
Georgetown University(The)
5.12%, 04/01/53(a)	215	206,726
Series 20A, 2.94%, 04/01/50	306	205,497
Series A, 5.22%, 10/01/2118	195	176,681
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series B, 4.32%, 04/01/49	$192	$164,550
Global Payments, Inc.
4.15%, 08/15/49	570	424,500
5.95%, 08/15/52(a)	495	471,642
Howard University, 5.21%, 10/01/52	225	195,015
ITR Concession Co. LLC, 5.28%, 07/15/40(b)	30	28,237
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	241	202,671
Series A, 2.81%, 01/01/60	280	171,922
Leland Stanford Junior University(The)
2.41%, 06/01/50	413	257,649
3.46%, 05/01/47	190	149,606
3.65%, 05/01/48	617	500,588
Massachusetts Institute of Technology
3.07%, 04/01/52	355	248,454
3.89%, 07/01/2116	370	267,233
3.96%, 07/01/38	189	179,340
4.68%, 07/01/2114	514	443,476
5.60%, 07/01/2111	712	734,238
5.62%, 06/01/55	590	627,689
Series F, 2.99%, 07/01/50	354	246,139
Series G, 2.29%, 07/01/51	551	324,224
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	151,658
Moody's Corp.
2.55%, 08/18/60	256	135,668
2.75%, 08/19/41	435	320,923
3.10%, 11/29/61	502	309,943
3.25%, 05/20/50	244	169,685
3.75%, 02/25/52	107	80,942
4.88%, 12/17/48	359	323,045
5.25%, 07/15/44	455	444,938
Northeastern University, Series 2020, 2.89%, 10/01/50	215	147,064
Northwestern University
3.69%, 12/01/38	165	151,424
3.87%, 12/01/48	190	155,869
4.64%, 12/01/44(a)	190	184,571
Series 2017, 3.66%, 12/01/57	247	187,250
Series 2020, 2.64%, 12/01/50	192	123,892
PayPal Holdings, Inc.
3.25%, 06/01/50	874	597,938
5.05%, 06/01/52(a)	686	617,243
5.25%, 06/01/62(a)	486	444,427
5.50%, 06/01/54	420	400,626
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	640	606,221
President and Fellows of Harvard College
2.52%, 10/15/50(a)	439	278,034
3.15%, 07/15/46(a)	345	260,897
3.30%, 07/15/56	409	288,215
3.62%, 10/01/37(a)	387	352,528
3.75%, 11/15/52	394	311,898
4.88%, 10/15/40	115	117,071
5.26%, 03/15/36(a)	10	10,714
6.50%, 01/15/39(b)	165	190,526
Quanta Services, Inc., 3.05%, 10/01/41	1,518	1,153,247
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	747	470,691
S&P Global, Inc.
2.30%, 08/15/60(a)	600	309,266
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 12/01/49	$460	$326,837
3.70%, 03/01/52	622	473,110
3.90%, 03/01/62	471	355,151
4.50%, 05/15/48(a)	270	235,238
6.55%, 11/15/37(a)	170	193,390
Thomas Jefferson University, 3.85%, 11/01/57(a)	163	120,788
TR Finance LLC
5.65%, 11/23/43	155	155,773
5.85%, 04/15/40	245	249,964
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)(b)	475	480,788
Trustees of Boston College
3.13%, 07/01/52	192	136,002
3.99%, 07/01/47	230	194,565
Trustees of Dartmouth College, 3.47%, 06/01/46	190	148,368
Trustees of Princeton University(The)
4.20%, 03/01/52	195	167,265
5.70%, 03/01/39	199	217,964
Series 2020, 2.52%, 07/01/50	290	189,302
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119(a)	214	141,358
4.67%, 09/01/2112	205	173,018
Series 2020, 2.40%, 10/01/50	190	116,639
Trustees of Tufts College
3.10%, 08/15/51	220	148,187
Series 2012, 5.02%, 04/15/2112	190	166,049
University of Chicago(The)
3.00%, 10/01/52(a)	40	28,391
4.00%, 10/01/53	345	283,013
Series 20B, 2.76%, 04/01/45	190	153,962
Series C, 2.55%, 04/01/50(a)	380	253,284
University of Miami, 4.06%, 04/01/52(a)	340	279,428
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	427	340,114
Series 2017, 3.39%, 02/15/48	193	149,353
University of Southern California
2.81%, 10/01/50	441	292,198
3.03%, 10/01/39	152	129,020
4.98%, 10/01/53(a)	385	367,204
5.25%, 10/01/2111(a)	232	223,259
Series 2017, 3.84%, 10/01/47	142	117,877
Series 21A, 2.95%, 10/01/51	409	275,558
Series A, 3.23%, 10/01/2120	220	132,437
Verisk Analytics, Inc.
3.63%, 05/15/50	335	243,528
5.50%, 06/15/45(a)	198	192,048
Washington University(The)
3.52%, 04/15/54(a)	325	245,446
4.35%, 04/15/2122	337	264,079
Wesleyan University, 4.78%, 07/01/2116(a)	201	162,397
William Marsh Rice University
3.57%, 05/15/45(a)	323	265,451
3.77%, 05/15/55(a)	225	176,415
Yale University, Series 2020, 2.40%, 04/15/50	261	161,743
		37,956,359
Computers — 1.9%
Apple, Inc.
2.38%, 02/08/41	1,405	1,031,230
2.40%, 08/20/50	1,940	1,165,709
2.55%, 08/20/60	1,684	948,491
2.65%, 05/11/50	3,090	1,968,757

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.65%, 02/08/51	$2,814	$1,775,723
2.70%, 08/05/51	1,526	970,521
2.80%, 02/08/61	1,660	987,979
2.85%, 08/05/61	1,320	798,885
2.95%, 09/11/49	2,048	1,398,745
3.45%, 02/09/45	1,935	1,532,397
3.75%, 09/12/47	1,540	1,239,150
3.75%, 11/13/47	1,627	1,307,400
3.85%, 05/04/43	2,904	2,489,189
3.85%, 08/04/46	2,606	2,151,060
3.95%, 08/08/52	1,450	1,168,147
4.10%, 08/08/62	1,205	960,844
4.25%, 02/09/47	1,530	1,335,735
4.38%, 05/13/45	1,987	1,798,100
4.45%, 05/06/44(a)	977	909,260
4.65%, 02/23/46	4,233	3,943,167
4.85%, 05/10/53	1,136	1,087,553
Dell International LLC/EMC Corp.
3.38%, 12/15/41	940	726,822
3.45%, 12/15/51(a)	349	244,883
8.10%, 07/15/36	866	1,053,046
8.35%, 07/15/46	680	869,553
Dell, Inc.
5.40%, 09/10/40(a)	258	255,802
6.50%, 04/15/38	195	211,401
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,195	1,099,789
6.35%, 10/15/45(a)	1,463	1,502,739
HP, Inc., 6.00%, 09/15/41(a)	1,027	1,030,004
IBM International Capital Pte Ltd.
5.25%, 02/05/44	890	857,884
5.30%, 02/05/54	1,473	1,369,264
International Business Machines Corp.
2.85%, 05/15/40	854	646,046
2.95%, 05/15/50	607	389,169
3.43%, 02/09/52(a)	501	344,498
4.00%, 06/20/42	904	762,975
4.15%, 05/15/39(a)	2,201	1,973,689
4.25%, 05/15/49(a)	2,888	2,341,967
4.70%, 02/19/46	902	799,646
4.90%, 07/27/52	890	786,047
5.10%, 02/06/53	801	728,515
5.60%, 11/30/39(a)	920	957,532
5.70%, 02/10/55(a)	1,055	1,039,278
7.13%, 12/01/96(a)	847	994,629
Kyndryl Holdings, Inc., 4.10%, 10/15/41	326	233,826
		52,187,046
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	359	291,657
4.00%, 08/15/45(a)	514	451,435
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	497	338,423
3.70%, 08/15/42(a)	174	141,547
4.15%, 03/15/47	453	371,830
4.38%, 06/15/45	396	341,507
5.15%, 05/15/53(a)	475	444,920
6.00%, 05/15/37(a)	475	524,669
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	757	608,411
Kenvue, Inc.
5.05%, 03/22/53(a)	1,370	1,277,643
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.10%, 03/22/43(a)	$565	$555,435
5.20%, 03/22/63	1,055	980,339
Procter & Gamble Co.(The)
3.50%, 10/25/47(a)	350	278,662
3.55%, 03/25/40	566	499,556
3.60%, 03/25/50(a)	388	305,617
5.55%, 03/05/37	625	685,032
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	486	309,952
		8,406,635
Distribution & Wholesale — 0.0%
WW Grainger, Inc.
3.75%, 05/15/46	450	365,597
4.20%, 05/15/47	367	316,455
4.60%, 06/15/45(a)	822	757,247
		1,439,299
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,852	1,541,861
American Express Co., 4.05%, 12/03/42	161	140,473
Apollo Global Management, Inc., 5.80%, 05/21/54(a)	767	726,096
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	472	320,934
Ares Management Corp., 5.60%, 10/11/54(a)	755	686,161
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(b)	593	365,278
2.85%, 08/05/51(a)(b)	775	483,694
3.20%, 01/30/52(a)(b)	818	543,934
3.50%, 09/10/49(a)(b)	423	304,388
4.00%, 10/02/47(b)	230	180,740
4.45%, 07/15/45(b)	305	262,748
5.00%, 06/15/44(a)(b)	256	238,642
6.25%, 08/15/42(b)	400	424,192
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	175	116,296
Brookfield Asset Management Ltd., 6.08%, 09/15/55	775	787,953
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	585	395,723
Brookfield Finance, Inc.
3.50%, 03/30/51	618	422,192
3.63%, 02/15/52	438	304,626
4.70%, 09/20/47	1,280	1,103,651
5.97%, 03/04/54	950	946,027
CI Financial Corp., 4.10%, 06/15/51	340	238,956
CME Group, Inc.
4.15%, 06/15/48	1,092	936,771
5.30%, 09/15/43	801	818,253
FMR LLC
5.15%, 02/01/43(b)	400	390,018
6.45%, 11/15/39(b)	505	563,527
6.50%, 12/14/40(b)	467	525,015
Franklin Resources, Inc., 2.95%, 08/12/51	395	250,654
Invesco Finance PLC, 5.38%, 11/30/43	508	497,672
Jefferies Financial Group, Inc.
6.50%, 01/20/43(a)	432	439,549
6.63%, 10/23/43(a)	303	304,553
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	541	525,013
Legg Mason, Inc., 5.63%, 01/15/44(a)	635	635,339
LSEGA Financing PLC, 3.20%, 04/06/41(b)	890	692,283
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 03/15/51(a)	$233	$155,298
3.65%, 06/01/49	719	553,875
3.80%, 11/21/46	577	467,756
3.85%, 03/26/50	1,541	1,225,791
3.95%, 02/26/48	634	517,799
Nasdaq, Inc.
2.50%, 12/21/40	1,529	1,102,441
3.25%, 04/28/50(a)	1,017	697,414
3.95%, 03/07/52	526	399,418
5.95%, 08/15/53(a)	645	668,553
6.10%, 06/28/63	940	976,256
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(b)	346	307,127
Raymond James Financial, Inc.
3.75%, 04/01/51	766	567,046
4.95%, 07/15/46	1,190	1,098,506
5.65%, 09/11/55	830	812,255
Visa, Inc.
2.00%, 08/15/50(a)	1,642	905,419
2.70%, 04/15/40	907	709,255
3.65%, 09/15/47(a)	660	523,261
4.30%, 12/14/45	3,190	2,826,809
Voya Financial, Inc.
4.80%, 06/15/46	304	268,799
5.70%, 07/15/43	422	417,176
Western Union Co.(The)
6.20%, 11/17/36(a)	359	373,088
6.20%, 06/21/40	179	184,631
		32,871,185
Electric — 13.2%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	937	688,430
4.00%, 10/03/49(b)	633	517,194
4.75%, 03/09/37(b)	655	646,439
6.50%, 10/27/36(b)	1,015	1,161,732
AEP Texas, Inc.
3.45%, 05/15/51	308	212,400
3.80%, 10/01/47	378	283,747
5.25%, 05/15/52	520	479,353
5.85%, 10/15/55	690	689,722
Series G, 4.15%, 05/01/49	401	315,414
Series H, 3.45%, 01/15/50	547	383,656
AEP Transmission Co. LLC
3.15%, 09/15/49	560	384,211
3.75%, 12/01/47	629	489,715
3.80%, 06/15/49	459	352,971
4.00%, 12/01/46	420	342,757
4.25%, 09/15/48	466	388,424
4.50%, 06/15/52	530	453,116
5.40%, 03/15/53(a)	665	648,508
Series M, 3.65%, 04/01/50	572	430,439
Series N, 2.75%, 08/15/51	346	214,306
Alabama Power Co.
3.00%, 03/15/52	714	468,711
3.13%, 07/15/51	543	365,021
3.45%, 10/01/49	720	524,643
3.75%, 03/01/45	758	606,800
3.85%, 12/01/42	300	251,987
4.10%, 01/15/42(a)	230	201,549
4.15%, 08/15/44	439	375,472
Security	Par (000)	Value
Electric (continued)
4.30%, 01/02/46	$410	$351,068
5.50%, 03/15/41	273	282,419
6.00%, 03/01/39	467	510,465
6.13%, 05/15/38	330	366,868
Series 11-C, 5.20%, 06/01/41(a)	285	286,602
Series A, 4.30%, 07/15/48	549	460,629
Series B, 3.70%, 12/01/47	645	500,078
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	872	711,231
Ameren Illinois Co.
2.90%, 06/15/51	256	165,724
3.25%, 03/15/50	367	255,867
3.70%, 12/01/47	442	342,827
4.15%, 03/15/46	550	464,676
4.30%, 07/01/44	200	172,080
4.50%, 03/15/49	513	446,241
4.80%, 12/15/43	145	134,790
5.55%, 07/01/54	605	603,436
5.63%, 03/01/55	640	644,702
5.90%, 12/01/52	333	348,322
American Electric Power Co., Inc.
3.25%, 03/01/50	402	275,074
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(d)	286	287,005
American Transmission Systems, Inc., 5.00%, 09/01/44(b)	251	237,541
Appalachian Power Co.
4.40%, 05/15/44	128	110,193
4.45%, 06/01/45	346	294,503
7.00%, 04/01/38	384	439,515
Series P, 6.70%, 08/15/37	270	305,173
Series Y, 4.50%, 03/01/49	500	422,913
Series Z, 3.70%, 05/01/50	480	355,598
Arizona Public Service Co.
2.65%, 09/15/50(a)	270	163,756
3.35%, 05/15/50	485	337,231
3.50%, 12/01/49	357	257,200
3.75%, 05/15/46	503	390,729
4.20%, 08/15/48	532	435,568
4.25%, 03/01/49	413	335,970
4.35%, 11/15/45	484	409,547
4.50%, 04/01/42	141	126,619
4.70%, 01/15/44	215	189,429
5.05%, 09/01/41(a)	336	326,758
5.90%, 08/15/55	325	334,421
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	177	190,371
Avista Corp.
4.00%, 04/01/52	198	153,286
4.35%, 06/01/48	501	422,707
Baltimore Gas and Electric Co.
2.90%, 06/15/50	638	415,894
3.20%, 09/15/49	625	432,780
3.50%, 08/15/46	534	404,069
3.75%, 08/15/47	530	412,477
4.25%, 09/15/48(a)	510	430,090
4.55%, 06/01/52	601	517,323
5.40%, 06/01/53	834	813,540
5.65%, 06/01/54	555	561,003
6.35%, 10/01/36	275	307,867
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	377	337,320
5.85%, 10/15/55(b)	350	352,270

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	$1,714	$1,082,242
3.80%, 07/15/48	772	593,363
4.25%, 10/15/50	1,143	941,068
4.45%, 01/15/49	1,268	1,069,154
4.50%, 02/01/45	676	591,918
4.60%, 05/01/53	1,129	957,976
5.15%, 11/15/43	643	624,826
5.95%, 05/15/37	639	696,412
6.13%, 04/01/36(a)	1,347	1,477,657
Black Hills Corp.
3.88%, 10/15/49(a)	357	273,349
4.20%, 09/15/46	435	354,821
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	0	331
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	182	169,590
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	368	298,107
3.60%, 03/01/52	359	267,773
3.95%, 03/01/48	571	460,981
4.50%, 04/01/44	552	492,016
5.30%, 04/01/53	245	237,916
Series AC, 4.25%, 02/01/49	50	42,201
Series AD, 2.90%, 07/01/50	941	616,446
Series AF, 3.35%, 04/01/51	597	425,196
Series AJ, 4.85%, 10/01/52	142	129,212
CEZ A/S, 5.63%, 04/03/42(b)	463	447,232
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	379	336,092
Cleco Power LLC, 6.00%, 12/01/40(a)	195	207,647
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36(a)	216	229,603
CMS Energy Corp.
4.70%, 03/31/43	195	172,775
4.88%, 03/01/44	251	228,728
Comision Federal de Electricidad
4.68%, 02/09/51(a)(b)	542	415,936
5.75%, 02/14/42(a)(b)	731	686,279
6.13%, 06/16/45(a)(b)	515	489,894
6.26%, 02/15/52(b)	390	367,884
Commonwealth Edison Co.
3.00%, 03/01/50	673	447,237
3.65%, 06/15/46	650	505,632
3.70%, 03/01/45	388	308,592
3.80%, 10/01/42	340	279,837
4.00%, 03/01/48	1,006	817,997
4.00%, 03/01/49	523	419,687
4.35%, 11/15/45	293	254,112
4.60%, 08/15/43	355	320,250
4.70%, 01/15/44	327	299,197
5.30%, 02/01/53	689	658,801
5.65%, 06/01/54	505	507,619
5.95%, 06/01/55	605	632,207
6.45%, 01/15/38	374	422,430
Series 123, 3.75%, 08/15/47	647	506,892
Series 127, 3.20%, 11/15/49	520	360,734
Series 130, 3.13%, 03/15/51	969	652,836
Series 131, 2.75%, 09/01/51	590	366,320
Series 133, 3.85%, 03/15/52	595	452,502
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	$917	$744,240
4.30%, 04/15/44	419	365,530
5.25%, 01/15/53	396	381,622
6.35%, 06/01/36	150	165,712
Series A, 4.15%, 06/01/45	297	251,058
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	673	454,570
3.60%, 06/15/61(a)	1,028	717,330
3.70%, 11/15/59	402	284,963
3.85%, 06/15/46	787	626,606
3.95%, 03/01/43	582	490,512
4.45%, 03/15/44	766	677,829
4.50%, 12/01/45	531	466,952
4.50%, 05/15/58	404	335,994
4.63%, 12/01/54	968	832,644
5.70%, 06/15/40	345	365,614
5.70%, 05/15/54(a)	1,583	1,601,433
5.75%, 11/15/55	730	740,833
5.90%, 11/15/53	1,400	1,448,385
6.15%, 11/15/52	215	229,901
Series 06-A, 5.85%, 03/15/36	265	287,581
Series 06-B, 6.20%, 06/15/36(a)	345	381,844
Series 06-E, 5.70%, 12/01/36(a)	562	600,713
Series 07-A, 6.30%, 08/15/37	514	575,423
Series 08-B, 6.75%, 04/01/38(a)	595	689,358
Series 09-C, 5.50%, 12/01/39	565	588,252
Series 12-A, 4.20%, 03/15/42	473	414,343
Series 2017, 3.88%, 06/15/47	680	537,234
Series 20B, 3.95%, 04/01/50	938	742,876
Series A, 4.13%, 05/15/49	831	671,363
Series C, 3.00%, 12/01/60	275	164,286
Series C, 4.00%, 11/15/57	154	116,653
Series C, 4.30%, 12/01/56	223	180,136
Series E, 4.65%, 12/01/48	774	680,226
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	572	573,748
Constellation Energy Generation LLC
5.60%, 06/15/42	724	735,332
5.75%, 10/01/41	210	218,352
5.75%, 03/15/54(a)	695	698,791
5.88%, 01/15/66	540	538,851
6.25%, 10/01/39	702	769,725
6.50%, 10/01/53	754	831,949
Consumers Energy Co.
3.10%, 08/15/50	587	404,025
3.25%, 08/15/46	590	434,842
3.50%, 08/01/51	246	180,741
3.75%, 02/15/50	310	236,212
3.95%, 05/15/43	329	278,597
3.95%, 07/15/47	320	259,049
4.05%, 05/15/48	586	478,781
4.10%, 11/15/45	205	171,151
4.20%, 09/01/52	235	192,560
4.35%, 04/15/49	599	512,500
4.35%, 08/31/64	361	288,754
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	353,606
Delmarva Power & Light Co.
4.00%, 06/01/42	243	208,215
4.15%, 05/15/45	206	175,879
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	363	332,024
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.10%, 06/01/65	$651	$593,905
5.45%, 02/01/41	372	379,637
6.05%, 01/15/38	548	602,382
6.25%, 10/15/53	550	595,646
Dominion Energy, Inc.
4.70%, 12/01/44	472	420,807
4.85%, 08/15/52	550	476,401
7.00%, 06/15/38	338	384,798
Series A, 4.60%, 03/15/49	381	323,128
Series B, 3.30%, 04/15/41	82	62,922
Series C, 4.05%, 09/15/42	459	377,292
Series C, 4.90%, 08/01/41	447	416,428
DTE Electric Co.
2.95%, 03/01/50	590	397,652
3.70%, 03/15/45	442	353,422
3.70%, 06/01/46	419	329,593
3.75%, 08/15/47	475	374,285
3.95%, 06/15/42	215	180,944
3.95%, 03/01/49	726	583,632
4.30%, 07/01/44	308	273,070
5.40%, 04/01/53(a)	461	453,058
5.70%, 10/01/37(a)	173	183,489
5.85%, 05/15/55	575	597,438
Series A, 4.00%, 04/01/43(a)	281	238,509
Series A, 4.05%, 05/15/48	575	473,643
Series A, 6.63%, 06/01/36	165	187,862
Series B, 3.25%, 04/01/51(a)	217	152,689
Series B, 3.65%, 03/01/52	235	176,936
Series B, 5.55%, 03/01/56	515	514,090
Duke Energy Carolinas LLC
3.20%, 08/15/49	981	689,133
3.45%, 04/15/51	387	275,881
3.55%, 03/15/52	773	567,636
3.70%, 12/01/47	727	559,605
3.75%, 06/01/45	207	165,925
3.88%, 03/15/46	756	610,134
3.95%, 03/15/48	773	619,733
4.00%, 09/30/42	668	569,813
4.25%, 12/15/41	524	466,945
5.30%, 02/15/40	680	694,833
5.35%, 01/15/53	948	920,240
5.40%, 01/15/54(a)	977	956,894
6.00%, 01/15/38	436	475,198
6.05%, 04/15/38(a)	539	590,547
6.10%, 06/01/37	387	423,177
Duke Energy Corp.
3.30%, 06/15/41	701	546,459
3.50%, 06/15/51	866	601,910
3.75%, 09/01/46	1,653	1,271,179
3.95%, 08/15/47	461	358,317
4.20%, 06/15/49	778	619,035
4.80%, 12/15/45(a)	626	556,764
5.00%, 08/15/52	1,205	1,067,871
5.70%, 09/15/55	755	740,207
5.80%, 06/15/54	770	763,500
6.10%, 09/15/53	678	701,358
Duke Energy Florida LLC
3.00%, 12/15/51	593	388,436
3.40%, 10/01/46	853	636,291
3.85%, 11/15/42	280	232,994
4.20%, 07/15/48	604	499,016
Security	Par (000)	Value
Electric (continued)
5.65%, 04/01/40	$371	$389,802
5.95%, 11/15/52	610	639,038
6.20%, 11/15/53	820	890,064
6.35%, 09/15/37	469	523,581
6.40%, 06/15/38	1,024	1,148,966
Duke Energy Indiana LLC
2.75%, 04/01/50	523	330,887
3.75%, 05/15/46	626	495,341
5.40%, 04/01/53	615	595,248
5.90%, 05/15/55	345	355,723
6.35%, 08/15/38	490	547,394
6.45%, 04/01/39	490	551,239
Series UUU, 4.20%, 03/15/42(a)	294	258,811
Series WWW, 4.90%, 07/15/43	331	317,376
Series YYY, 3.25%, 10/01/49	696	489,187
Duke Energy Ohio, Inc.
3.70%, 06/15/46	289	225,204
4.30%, 02/01/49	634	529,218
5.55%, 03/15/54	425	422,622
5.65%, 04/01/53	360	361,864
Duke Energy Progress LLC
2.50%, 08/15/50	845	505,290
2.90%, 08/15/51	544	348,025
3.60%, 09/15/47	776	591,586
3.70%, 10/15/46	734	575,542
4.00%, 04/01/52	513	404,313
4.10%, 05/15/42	537	463,836
4.10%, 03/15/43	506	437,290
4.15%, 12/01/44	533	454,248
4.20%, 08/15/45	700	593,640
4.38%, 03/30/44	351	309,764
5.35%, 03/15/53	560	540,539
5.55%, 03/15/55	790	787,843
6.30%, 04/01/38	313	348,174
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	741	840,501
El Paso Electric Co., 5.00%, 12/01/44(a)	198	178,926
Electricite de France SA
4.88%, 09/21/38(b)	541	516,067
4.88%, 01/22/44(b)	908	835,774
4.95%, 10/13/45(a)(b)	1,051	956,951
5.00%, 09/21/48(b)	1,214	1,111,535
5.25%, 10/13/55(a)(b)	316	291,543
5.60%, 01/27/40(a)(b)	848	865,586
6.00%, 04/22/64(b)	1,065	1,062,294
6.00%, 01/22/2114(a)(b)	574	566,976
6.38%, 01/13/55(b)	700	738,760
6.90%, 05/23/53(b)	925	1,036,519
6.95%, 01/26/39(a)(b)	1,595	1,824,339
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	145	157,648
Emera U.S. Finance LP, 4.75%, 06/15/46	1,329	1,149,056
Enel Finance America LLC, 2.88%, 07/12/41(b)	421	310,102
Enel Finance International NV
4.75%, 05/25/47(b)	1,631	1,437,475
5.50%, 06/15/52(a)(b)	1,015	962,458
5.75%, 09/30/55(a)(b)	900	882,227
6.00%, 10/07/39(b)	1,384	1,468,415
6.80%, 09/15/37(a)(b)	891	1,012,154
7.75%, 10/14/52(b)	929	1,145,086
Engie SA, 5.88%, 04/10/54(b)	35	35,749

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51	$582	$352,000
3.35%, 06/15/52	425	294,807
4.20%, 04/01/49	603	493,775
4.95%, 12/15/44	205	196,608
5.75%, 06/01/54	430	433,493
5.75%, 01/15/56	570	575,108
Entergy Corp.
3.75%, 06/15/50	600	443,926
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	225	226,865
Entergy Louisiana LLC
2.90%, 03/15/51	615	393,441
3.10%, 06/15/41	608	469,734
4.20%, 09/01/48	922	755,247
4.20%, 04/01/50	603	487,715
4.75%, 09/15/52(a)	522	459,292
4.95%, 01/15/45	307	286,369
5.65%, 04/15/56	500	496,110
5.70%, 03/15/54	660	662,178
5.80%, 03/15/55	755	767,809
Entergy Mississippi LLC
3.50%, 06/01/51	374	267,545
3.85%, 06/01/49	526	410,974
5.80%, 04/15/55(a)	570	577,935
5.85%, 06/01/54	250	252,293
Entergy Texas, Inc.
3.55%, 09/30/49	605	439,923
4.50%, 03/30/39	403	380,998
5.00%, 09/15/52	301	270,910
5.15%, 06/01/45	200	195,188
5.55%, 09/15/54	355	346,100
5.80%, 09/01/53	247	252,429
Evergy Kansas Central, Inc.
3.25%, 09/01/49	260	181,612
3.45%, 04/15/50(a)	790	573,620
4.10%, 04/01/43	534	457,136
4.13%, 03/01/42	291	252,641
4.25%, 12/01/45	288	243,621
4.63%, 09/01/43	184	165,609
5.70%, 03/15/53	194	197,809
Evergy Kansas South, Inc., 4.30%, 07/15/44(b)	254	215,396
Evergy Metro, Inc.
4.20%, 06/15/47	351	290,116
4.20%, 03/15/48(a)	285	235,654
5.30%, 10/01/41	381	385,318
Series 2019, 4.13%, 04/01/49	395	322,247
Eversource Energy, 3.45%, 01/15/50(a)	678	481,142
Exelon Corp.
4.10%, 03/15/52	752	590,183
4.45%, 04/15/46	574	488,449
4.70%, 04/15/50	681	586,279
5.10%, 06/15/45	724	675,229
5.60%, 03/15/53	1,125	1,091,893
5.88%, 03/15/55	570	571,994
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	486	505,937
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	905	634,002
Series C, 4.85%, 07/15/47	645	574,930
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	189	205,356
Security	Par (000)	Value
Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	$550	$476,180
5.45%, 07/15/44(b)	331	325,433
Florida Power & Light Co.
2.88%, 12/04/51	1,465	948,229
3.15%, 10/01/49	890	627,017
3.70%, 12/01/47	808	628,535
3.80%, 12/15/42	364	303,270
3.95%, 03/01/48	904	731,706
3.99%, 03/01/49	810	654,284
4.05%, 06/01/42	577	503,595
4.05%, 10/01/44	361	307,228
4.13%, 02/01/42	585	517,408
4.13%, 06/01/48	592	490,443
5.13%, 06/01/41(a)	230	232,756
5.25%, 02/01/41(a)	277	281,306
5.30%, 04/01/53(a)	1,013	986,150
5.60%, 06/15/54	1,063	1,076,553
5.60%, 02/15/66	1,210	1,203,021
5.65%, 02/01/37(a)	305	329,958
5.69%, 03/01/40	576	606,847
5.70%, 03/15/55	1,160	1,193,640
5.80%, 03/15/65	785	806,523
5.95%, 02/01/38	602	664,718
5.96%, 04/01/39	332	364,509
Georgia Power Co.
4.30%, 03/15/42	1,095	982,456
4.30%, 03/15/43	354	313,381
5.13%, 05/15/52	865	816,505
5.40%, 06/01/40(a)	17	17,664
5.50%, 10/01/55(a)	525	518,753
Series 10-C, 4.75%, 09/01/40	468	451,278
Series A, 3.25%, 03/15/51	672	469,071
Series B, 3.70%, 01/30/50	589	448,933
Great River Energy, 6.25%, 07/01/38(b)	35	37,263
Iberdrola International BV, 6.75%, 07/15/36(a)	250	290,866
Idaho Power Co.
3.65%, 03/01/45	169	133,553
5.50%, 03/15/53	270	266,769
5.70%, 03/15/55	285	288,870
5.80%, 04/01/54	195	202,070
Series K, 4.20%, 03/01/48	625	521,935
Indiana Michigan Power Co.
3.25%, 05/01/51	445	303,349
4.25%, 08/15/48	570	471,539
5.60%, 03/15/56	950	946,869
5.63%, 04/01/53	500	501,788
6.05%, 03/15/37(a)	318	348,648
Series K, 4.55%, 03/15/46	540	475,217
Series L, 3.75%, 07/01/47	430	332,737
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	390	321,271
4.70%, 09/01/45(b)	196	172,088
5.70%, 04/01/54(a)(b)	465	470,339
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)(b)	800	615,808
4.88%, 01/14/48(b)	612	488,109
Interchile SA, 4.50%, 06/30/56(a)(b)	1,050	896,385
International Transmission Co., 4.63%, 08/15/43	145	132,429
Interstate Power and Light Co.
3.10%, 11/30/51(a)	198	129,485
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 09/30/49(a)	$371	$270,145
3.70%, 09/15/46	354	272,368
4.70%, 10/15/43(a)	133	117,324
5.45%, 09/30/54	170	163,250
5.60%, 10/01/55	190	186,804
6.25%, 07/15/39(a)	200	218,479
ITC Holdings Corp., 5.30%, 07/01/43	253	244,318
Jersey Central Power & Light Co., 6.15%, 06/01/37	331	363,216
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	252	244,009
Kentucky Utilities Co.
3.30%, 06/01/50	626	437,847
4.38%, 10/01/45	559	482,653
5.13%, 11/01/40	682	680,467
5.85%, 08/15/55	755	776,624
Series 1, 4.65%, 11/15/43	212	191,422
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	135	140,554
Louisville Gas and Electric Co.
4.25%, 04/01/49	496	410,317
4.38%, 10/01/45	150	129,350
4.65%, 11/15/43(a)	257	233,883
5.13%, 11/15/40(a)	255	255,164
5.85%, 08/15/55	745	764,222
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	65,867
Massachusetts Electric Co.
4.00%, 08/15/46(b)	735	590,381
5.87%, 02/26/54(b)	260	263,590
5.90%, 11/15/39(b)	502	531,966
MidAmerican Energy Co.
2.70%, 08/01/52(a)	615	388,358
3.15%, 04/15/50	903	625,781
3.65%, 08/01/48	1,120	858,953
3.95%, 08/01/47	922	746,303
4.25%, 05/01/46	551	472,638
4.25%, 07/15/49	864	722,465
4.40%, 10/15/44	380	334,540
4.80%, 09/15/43	286	267,697
5.30%, 02/01/55	850	822,311
5.50%, 11/15/56	130	129,573
5.80%, 10/15/36(a)	425	461,944
5.85%, 09/15/54	875	911,664
Minejesa Capital BV, 5.63%, 08/10/37(b)	478	473,406
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	418	366,648
Series B, 3.10%, 07/30/51	295	200,017
Monongahela Power Co., 5.40%, 12/15/43(b)	599	591,488
Narragansett Electric Co.(The)
4.17%, 12/10/42(a)(b)	237	202,190
5.64%, 03/15/40(b)	183	189,579
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	329	281,392
4.40%, 11/01/48	563	482,272
Nevada Power Co.
5.38%, 09/15/40	345	349,807
5.45%, 05/15/41(a)	260	265,248
5.90%, 05/01/53	557	573,343
6.00%, 03/15/54	590	610,415
Series EE, 3.13%, 08/01/50(a)	429	287,625
Series N, 6.65%, 04/01/36	271	308,239
Series R, 6.75%, 07/01/37	370	424,163
Security	Par (000)	Value
Electric (continued)
New England Power Co.
2.81%, 10/06/50(b)	$323	$202,327
3.80%, 12/05/47(b)	474	370,384
5.85%, 09/08/55(a)(b)	190	195,081
5.94%, 11/25/52(b)	230	239,194
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	173,642
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	849	545,350
5.11%, 09/29/57(b)	40	36,284
5.25%, 02/28/53	1,190	1,110,605
5.55%, 03/15/54	898	871,285
5.85%, 03/01/56	625	628,838
5.90%, 03/15/55	965	981,194
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	494	323,801
4.12%, 11/28/42(b)	180	153,006
5.66%, 01/17/54(b)	625	613,260
5.78%, 09/16/52(b)	210	212,001
6.00%, 07/03/55(b)	1,475	1,506,085
Northern States Power Co.
2.60%, 06/01/51(a)	846	532,554
2.90%, 03/01/50	865	577,929
3.20%, 04/01/52	741	525,189
3.40%, 08/15/42	453	361,225
3.60%, 09/15/47	722	557,226
4.50%, 06/01/52	725	625,261
4.85%, 08/15/40	300	295,173
5.10%, 05/15/53	993	932,401
5.35%, 11/01/39	393	404,268
5.40%, 03/15/54(a)	825	812,520
5.65%, 06/15/54	590	600,047
6.20%, 07/01/37	308	342,436
6.25%, 06/01/36	301	336,257
Northern States Power Co./MN, 5.65%, 05/15/55	685	696,146
NorthWestern Corp., 4.18%, 11/15/44	253	212,925
NSTAR Electric Co.
3.10%, 06/01/51	392	264,610
4.40%, 03/01/44	196	172,544
4.55%, 06/01/52	375	321,259
4.95%, 09/15/52	307	280,509
5.50%, 03/15/40	182	187,826
Oglethorpe Power Corp.
3.75%, 08/01/50	575	424,346
4.20%, 12/01/42	314	258,953
4.25%, 04/01/46(a)	225	181,112
4.50%, 04/01/47	485	411,712
4.55%, 06/01/44(a)	80	68,300
5.05%, 10/01/48	535	487,312
5.25%, 09/01/50(a)	420	389,940
5.38%, 11/01/40	280	283,025
5.80%, 06/01/54	135	136,781
5.90%, 02/01/55	180	180,830
5.95%, 11/01/39	333	355,571
6.20%, 12/01/53(a)	420	442,439
Ohio Edison Co.
6.88%, 07/15/36(a)	265	306,444
8.25%, 10/15/38(a)	210	272,437
Ohio Power Co.
4.00%, 06/01/49	442	346,258
4.15%, 04/01/48(a)	435	353,856

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series R, 2.90%, 10/01/51	$555	$348,696
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	330	262,721
3.90%, 05/01/43	200	165,149
4.00%, 12/15/44	160	131,076
4.15%, 04/01/47	381	314,856
4.55%, 03/15/44	181	160,191
5.25%, 05/15/41	195	194,332
5.60%, 04/01/53	502	498,798
5.80%, 04/01/55(a)	135	138,707
5.85%, 06/01/40	135	141,528
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	327	198,868
3.10%, 09/15/49	673	453,794
3.70%, 05/15/50	501	379,461
3.75%, 04/01/45	499	398,704
3.80%, 09/30/47	368	287,580
3.80%, 06/01/49	563	431,135
4.10%, 11/15/48	459	373,257
4.55%, 12/01/41	290	265,165
4.60%, 06/01/52	301	257,075
4.95%, 09/15/52	838	765,036
5.25%, 09/30/40(a)	171	172,171
5.30%, 06/01/42	297	295,591
5.35%, 10/01/52	345	329,926
5.55%, 06/15/54	620	615,691
5.80%, 04/01/55(b)	640	657,610
7.50%, 09/01/38(a)	343	418,855
Pacific Gas and Electric Co.
3.30%, 08/01/40	901	699,594
3.50%, 08/01/50(a)	1,910	1,318,929
3.75%, 08/15/42	278	216,057
3.95%, 12/01/47	839	638,767
4.00%, 12/01/46	526	405,777
4.20%, 06/01/41	433	365,233
4.25%, 03/15/46	737	591,230
4.30%, 03/15/45	520	420,973
4.45%, 04/15/42	411	351,414
4.50%, 07/01/40	1,981	1,758,664
4.50%, 12/15/41	239	206,667
4.60%, 06/15/43	320	273,787
4.75%, 02/15/44	544	472,525
4.95%, 07/01/50	3,010	2,605,915
5.25%, 03/01/52	882	785,547
5.90%, 10/01/54	952	926,439
6.00%, 05/01/56	600	592,607
6.10%, 10/15/55	1,020	1,022,105
6.15%, 03/01/55	980	986,855
6.70%, 04/01/53	1,008	1,088,868
6.75%, 01/15/53	1,820	1,966,629
PacifiCorp
2.90%, 06/15/52	1,112	667,289
3.30%, 03/15/51	593	389,287
4.10%, 02/01/42	340	276,486
4.13%, 01/15/49	850	647,990
4.15%, 02/15/50	747	567,345
5.35%, 12/01/53	1,222	1,096,206
5.50%, 05/15/54	1,245	1,141,180
5.75%, 04/01/37	615	628,586
5.80%, 01/15/55	1,479	1,408,821
6.00%, 01/15/39	779	798,563
Security	Par (000)	Value
Electric (continued)
6.10%, 08/01/36	$345	$367,899
6.25%, 10/15/37	173	184,110
6.35%, 07/15/38	480	511,372
PECO Energy Co.
2.80%, 06/15/50	372	236,996
2.85%, 09/15/51	585	372,152
3.00%, 09/15/49	545	364,888
3.05%, 03/15/51(a)	600	400,148
3.70%, 09/15/47	543	421,320
3.90%, 03/01/48	964	771,496
4.15%, 10/01/44(a)	349	298,215
4.38%, 08/15/52	612	510,203
4.60%, 05/15/52	565	489,960
4.80%, 10/15/43(a)	300	278,637
5.25%, 09/15/54	630	598,326
5.65%, 09/15/55	610	617,115
5.95%, 10/01/36(a)	216	237,447
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	708,122
4.38%, 02/05/50(b)	495	390,210
4.88%, 07/17/49(a)(b)	893	760,348
5.25%, 10/24/42(b)	995	919,935
5.25%, 05/15/47(a)(b)	565	510,764
6.15%, 05/21/48(b)	845	849,877
6.25%, 01/25/49(a)(b)	660	673,638
Potomac Electric Power Co.
4.15%, 03/15/43	541	466,970
5.50%, 03/15/54	300	293,960
6.50%, 11/15/37	360	408,331
7.90%, 12/15/38	445	558,201
PPL Electric Utilities Corp.
3.00%, 10/01/49	335	225,784
3.95%, 06/01/47	510	414,775
4.13%, 06/15/44	362	309,205
4.15%, 10/01/45	84	71,164
4.15%, 06/15/48	352	292,488
4.75%, 07/15/43	325	302,757
5.20%, 07/15/41(a)	235	234,929
5.25%, 05/15/53	253	243,729
5.55%, 08/15/55(a)	495	498,592
6.25%, 05/15/39	280	311,418
Progress Energy, Inc., 6.00%, 12/01/39	560	599,829
Public Service Co. of Colorado
3.55%, 06/15/46(a)	222	165,950
3.60%, 09/15/42	563	450,400
3.80%, 06/15/47	468	366,335
3.95%, 03/15/43	199	163,818
4.05%, 09/15/49	348	277,010
4.10%, 06/15/48	442	359,569
4.30%, 03/15/44	285	247,021
4.50%, 06/01/52	558	474,268
4.75%, 08/15/41	110	103,170
5.25%, 04/01/53	886	834,012
5.75%, 05/15/54	1,010	1,018,860
5.85%, 05/15/55	925	945,952
6.50%, 08/01/38	225	253,484
Series 17, 6.25%, 09/01/37	350	385,510
Series 34, 3.20%, 03/01/50(a)	660	454,535
Series 36, 2.70%, 01/15/51	595	364,584
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49	$342	$258,453
5.15%, 01/15/53	152	143,634
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	149	169,368
Series K, 3.15%, 08/15/51	387	259,356
Public Service Electric and Gas Co.
2.05%, 08/01/50	363	199,375
2.70%, 05/01/50	359	229,694
3.00%, 03/01/51	407	271,241
3.15%, 01/01/50	418	287,330
3.20%, 08/01/49	480	337,103
3.60%, 12/01/47	422	320,994
3.65%, 09/01/42	320	261,795
3.80%, 01/01/43	350	291,762
3.80%, 03/01/46	476	383,229
3.85%, 05/01/49	461	361,278
3.95%, 05/01/42	396	341,553
4.05%, 05/01/48	385	313,989
4.15%, 11/01/45(a)	234	196,883
5.13%, 03/15/53	450	425,994
5.30%, 08/01/54	445	431,922
5.38%, 11/01/39	160	163,984
5.45%, 08/01/53	338	333,759
5.45%, 03/01/54	545	538,782
5.50%, 03/01/40	245	253,599
5.70%, 12/01/36	199	214,524
5.80%, 05/01/37	297	322,157
Series I, 4.00%, 06/01/44	225	185,916
Series K, 4.05%, 05/01/45	159	130,159
Series Q, 5.50%, 03/01/55(a)	420	416,183
Series R, 5.63%, 01/01/56(a)	350	357,439
Puget Sound Energy, Inc.
2.89%, 09/15/51	445	291,342
3.25%, 09/15/49	861	601,825
4.22%, 06/15/48	384	320,848
4.30%, 05/20/45	206	173,983
4.43%, 11/15/41	176	159,147
5.45%, 06/01/53	351	343,521
5.60%, 09/15/55	490	489,598
5.64%, 04/15/41	25	25,485
5.69%, 06/15/54	75	75,792
5.76%, 10/01/39	330	349,935
5.76%, 07/15/40(a)	240	247,722
5.80%, 03/15/40	319	334,055
6.27%, 03/15/37	270	297,958
6.72%, 06/15/36	265	299,239
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	755	804,807
RWE Finance U.S. LLC
5.88%, 09/18/55(b)	845	840,376
6.25%, 04/16/54(b)	845	881,900
San Diego Gas & Electric Co.
3.70%, 03/15/52	383	285,082
3.95%, 11/15/41(a)	126	106,306
4.15%, 05/15/48	405	330,810
4.30%, 04/01/42(a)	137	119,916
4.50%, 08/15/40	462	426,778
5.35%, 05/15/40	190	193,022
5.35%, 04/01/53	654	622,126
5.55%, 04/15/54	518	510,269
6.00%, 06/01/39	273	294,787
Security	Par (000)	Value
Electric (continued)
Series FFF, 6.13%, 09/15/37(a)	$355	$392,537
Series RRR, 3.75%, 06/01/47	491	382,414
Series TTT, 4.10%, 06/15/49	416	334,310
Series UUU, 3.32%, 04/15/50	462	323,360
Series WWW, 2.95%, 08/15/51(a)	597	391,043
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,005	973,379
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,142	1,148,775
Sempra
3.80%, 02/01/38	1,108	968,066
4.00%, 02/01/48	733	568,948
6.00%, 10/15/39	842	889,295
Sierra Pacific Power Co.
5.90%, 03/15/54	477	486,189
Series P, 6.75%, 07/01/37	245	279,861
Southern California Edison Co.
3.45%, 02/01/52	435	297,134
3.65%, 02/01/50	1,267	907,997
3.90%, 12/01/41(a)	210	170,333
4.00%, 04/01/47	1,849	1,423,374
4.05%, 03/15/42(a)	515	419,907
4.50%, 09/01/40	777	693,161
4.65%, 10/01/43	716	620,658
5.50%, 03/15/40(a)	696	694,164
5.70%, 03/01/53	440	419,033
5.75%, 04/15/54	365	351,295
5.88%, 12/01/53(a)	711	698,546
5.90%, 03/01/55	660	650,444
6.05%, 03/15/39	691	723,033
6.20%, 09/15/55	650	669,364
Series 06-E, 5.55%, 01/15/37(a)	648	660,948
Series 08-A, 5.95%, 02/01/38	827	862,815
Series 13-A, 3.90%, 03/15/43	367	289,526
Series 20A, 2.95%, 02/01/51	845	529,915
Series B, 4.88%, 03/01/49	641	552,639
Series C, 3.60%, 02/01/45	433	321,581
Series C, 4.13%, 03/01/48	1,375	1,076,170
Series E, 5.45%, 06/01/52	315	288,872
Series H, 3.65%, 06/01/51	463	324,661
Southern Co.(The)
4.25%, 07/01/36	527	499,085
4.40%, 07/01/46	2,024	1,730,736
Southern Power Co.
5.15%, 09/15/41	590	577,067
5.25%, 07/15/43	310	301,873
Series F, 4.95%, 12/15/46	198	178,737
Southwestern Electric Power Co.
3.25%, 11/01/51	540	359,114
6.20%, 03/15/40	289	310,927
Series J, 3.90%, 04/01/45	353	278,014
Series L, 3.85%, 02/01/48	380	290,037
Southwestern Public Service Co.
3.40%, 08/15/46	417	301,893
3.70%, 08/15/47	582	444,985
3.75%, 06/15/49(a)	370	281,849
4.50%, 08/15/41	378	340,892
6.00%, 10/01/36	231	244,965
6.00%, 06/01/54	660	684,614
Series 6, 4.40%, 11/15/48	357	298,503
Series 8, 3.15%, 05/01/50	718	484,432

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	$270	$261,583
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	475	460,027
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	720	737,797
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	388,180
Tampa Electric Co.
3.45%, 03/15/51(a)	170	122,372
3.63%, 06/15/50(a)	290	216,237
4.10%, 06/15/42	204	176,507
4.20%, 05/15/45	70	58,640
4.30%, 06/15/48(a)	540	455,011
4.35%, 05/15/44	369	321,369
4.45%, 06/15/49	371	315,207
5.00%, 07/15/52(a)	205	190,483
6.15%, 05/15/37(a)	150	164,215
6.55%, 05/15/36(a)	195	219,718
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	274	269,862
Toledo Edison Co. (The), 6.15%, 05/15/37	100	110,383
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44	196	169,795
6.00%, 06/15/40(b)	272	286,724
Tucson Electric Power Co.
3.25%, 05/01/51	191	130,308
4.00%, 06/15/50	376	296,108
4.85%, 12/01/48	454	408,561
5.50%, 04/15/53	130	126,379
5.90%, 04/15/55	165	169,304
Union Electric Co.
2.63%, 03/15/51	536	328,864
3.25%, 10/01/49	453	315,721
3.65%, 04/15/45	366	291,128
3.90%, 09/15/42	374	316,247
3.90%, 04/01/52	480	373,409
4.00%, 04/01/48	441	355,399
5.13%, 03/15/55	295	276,325
5.25%, 01/15/54	335	319,239
5.30%, 08/01/37(a)	222	230,992
5.45%, 03/15/53	454	447,284
5.55%, 03/15/56	425	422,709
8.45%, 03/15/39	207	270,695
Virginia Electric and Power Co.
2.45%, 12/15/50	859	497,515
2.95%, 11/15/51	1,268	807,956
3.30%, 12/01/49	537	373,818
4.00%, 01/15/43(a)	489	408,396
4.45%, 02/15/44	649	569,155
4.60%, 12/01/48	747	642,527
5.35%, 01/15/54(a)	850	805,738
5.45%, 04/01/53	1,102	1,059,177
5.55%, 08/15/54	1,035	1,006,714
5.65%, 03/15/55(a)	950	935,352
5.70%, 08/15/53(a)	820	813,355
5.70%, 03/15/56	1,450	1,439,967
6.35%, 11/30/37	457	507,276
8.88%, 11/15/38	632	845,523
Series A, 6.00%, 05/15/37	638	689,162
Security	Par (000)	Value
Electric (continued)
Series B, 3.80%, 09/15/47	$598	$464,176
Series B, 4.20%, 05/15/45	277	232,103
Series C, 4.00%, 11/15/46	502	404,701
Series C, 4.63%, 05/15/52	918	781,005
Series D, 4.65%, 08/15/43	608	550,001
Series D, 5.60%, 09/15/55	1,005	984,911
Wisconsin Electric Power Co.
3.65%, 12/15/42	201	162,079
4.25%, 06/01/44	276	238,010
4.30%, 12/15/45	181	154,795
4.30%, 10/15/48	468	396,495
5.05%, 10/01/54(a)	160	148,937
5.70%, 12/01/36	190	205,328
Wisconsin Power and Light Co.
3.65%, 04/01/50	419	310,803
4.10%, 10/15/44	185	152,835
5.70%, 12/15/55	300	300,313
6.38%, 08/15/37	250	277,914
7.60%, 10/01/38	195	233,705
Wisconsin Public Service Corp.
2.85%, 12/01/51(a)	135	87,093
3.30%, 09/01/49	264	186,122
3.67%, 12/01/42	223	183,601
4.75%, 11/01/44	365	334,909
Xcel Energy, Inc.
3.50%, 12/01/49	521	379,491
4.80%, 09/15/41	238	221,746
6.50%, 07/01/36	260	288,593
		366,551,822
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 4.38%, 05/08/42	451	412,252
Emerson Electric Co.
2.75%, 10/15/50	606	392,514
2.80%, 12/21/51	755	489,805
5.25%, 11/15/39	332	344,727
6.13%, 04/15/39(a)	195	216,940
		1,856,238
Electronics — 0.3%
Amphenol Corp.
5.30%, 11/15/55	1,190	1,152,322
5.38%, 11/15/54(a)	585	576,699
Fortive Corp., 4.30%, 06/15/46	634	535,096
Honeywell International, Inc.
2.80%, 06/01/50	724	490,596
3.81%, 11/21/47	472	376,659
5.25%, 03/01/54	1,630	1,568,296
5.35%, 03/01/64	579	559,650
5.38%, 03/01/41	433	449,381
5.70%, 03/15/36	463	499,791
5.70%, 03/15/37	451	488,165
Tyco Electronics Group SA, 7.13%, 10/01/37	305	363,199
		7,059,854
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	540	462,213
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	525	451,894
5.13%, 08/11/61(a)(b)	1,277	1,072,999
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	200	166,345
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	$332	$241,641
Mexico City Airport Trust
5.50%, 10/31/46(b)	703	623,580
5.50%, 07/31/47(b)	1,711	1,499,828
		4,056,287
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	297	242,657
Republic Services, Inc.
3.05%, 03/01/50	533	366,593
5.70%, 05/15/41(a)	303	325,319
6.20%, 03/01/40	382	431,287
Waste Connections, Inc.
2.95%, 01/15/52(a)	626	414,456
3.05%, 04/01/50	587	405,448
Waste Management, Inc.
2.50%, 11/15/50	419	259,118
2.95%, 06/01/41	349	271,295
4.10%, 03/01/45(a)	290	251,575
4.15%, 07/15/49	770	657,979
5.35%, 10/15/54(a)	1,080	1,069,235
		4,694,962
Food — 2.3%
Bimbo Bakeries USA, Inc., 4.00%, 05/17/51(b)	425	341,644
Campbell's Company/The
3.13%, 04/24/50	418	275,684
4.80%, 03/15/48	627	541,968
5.25%, 10/13/54(a)	210	190,694
Cencosud SA, 6.63%, 02/12/45(b)	200	212,750
Conagra Brands, Inc.
5.30%, 11/01/38	1,088	1,048,132
5.40%, 11/01/48(a)	840	753,207
Flowers Foods, Inc., 6.20%, 03/15/55(a)	195	170,556
General Mills, Inc.
3.00%, 02/01/51(a)	641	420,769
4.15%, 02/15/43	305	258,187
4.55%, 04/17/38(a)	414	391,886
4.70%, 04/17/48(a)	262	233,002
5.40%, 06/15/40	376	383,117
Gruma SAB de CV, 5.76%, 12/09/54(b)	200	200,800
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	375	306,373
4.70%, 11/10/47(b)	624	563,642
4.88%, 06/27/44(b)	405	382,060
Hershey Co.(The)
2.65%, 06/01/50	308	196,255
3.13%, 11/15/49	344	245,060
3.38%, 08/15/46	224	170,299
Hormel Foods Corp., 3.05%, 06/03/51	449	300,657
Ingredion, Inc.
3.90%, 06/01/50	235	183,778
6.63%, 04/15/37(a)	199	225,601
J M Smucker Co.(The)
4.38%, 03/15/45	542	469,150
6.50%, 11/15/43(a)	689	752,025
6.50%, 11/15/53(a)	890	978,182
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25%, 03/01/56(a)	1,585	1,618,470
Security	Par (000)	Value
Food (continued)
6.38%, 02/25/55	$1,095	$1,131,331
6.38%, 04/15/66	1,075	1,094,199
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
4.38%, 02/02/52	1,515	1,197,761
6.50%, 12/01/52	1,860	1,965,369
7.25%, 11/15/53	1,050	1,200,562
Kellanova
4.50%, 04/01/46	520	467,387
5.75%, 05/16/54	200	204,398
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	395	417,739
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,810	2,306,446
4.63%, 10/01/39	810	741,956
4.88%, 10/01/49	1,404	1,210,287
5.00%, 06/04/42	1,335	1,224,208
5.20%, 07/15/45	1,621	1,484,419
5.50%, 06/01/50	780	732,986
6.50%, 02/09/40	813	883,345
6.88%, 01/26/39	1,120	1,263,121
7.13%, 08/01/39(b)	1,048	1,193,882
Kroger Co.(The)
3.88%, 10/15/46	861	680,882
3.95%, 01/15/50	903	699,681
4.45%, 02/01/47	1,279	1,094,941
4.65%, 01/15/48	630	551,253
5.00%, 04/15/42	297	282,964
5.15%, 08/01/43(a)	294	284,359
5.40%, 07/15/40(a)	300	304,812
5.40%, 01/15/49	571	552,893
5.50%, 09/15/54(a)	1,770	1,711,065
5.65%, 09/15/64	1,703	1,646,083
6.90%, 04/15/38	405	472,426
Mars, Inc.
2.38%, 07/16/40(b)	1,005	735,802
2.45%, 07/16/50(b)	552	332,397
3.88%, 04/01/39(a)(b)	764	686,307
3.95%, 04/01/44(b)	382	321,534
3.95%, 04/01/49(a)(b)	948	767,535
4.13%, 04/01/54(b)	447	360,969
4.20%, 04/01/59(a)(b)	556	451,053
5.65%, 05/01/45(b)	2,640	2,701,734
5.70%, 05/01/55(b)	4,604	4,668,703
5.80%, 05/01/65(a)(b)	1,240	1,270,024
McCormick & Co., Inc./MD, 4.20%, 08/15/47	194	160,921
Mondelez International, Inc., 2.63%, 09/04/50(a)	915	559,012
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	550	535,404
Nestle Holdings, Inc.
2.50%, 09/14/41(b)	205	150,653
2.63%, 09/14/51(a)(b)	582	369,967
3.90%, 09/24/38(a)(b)	1,372	1,261,646
4.00%, 09/24/48(a)(b)	1,897	1,587,773
4.70%, 01/15/53(a)(b)	933	857,966
Sigma Foods SAB de CV, 6.88%, 03/25/44(b)	1,172	1,295,762
Sysco Corp.
3.15%, 12/14/51	611	413,051
3.30%, 02/15/50(a)	499	354,586
4.45%, 03/15/48	528	452,525
4.50%, 04/01/46	516	447,655
4.85%, 10/01/45	485	442,194
6.60%, 04/01/40	250	283,057

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.60%, 04/01/50	$1,139	$1,275,235
Tesco PLC, 6.15%, 11/15/37(b)	285	302,096
Tyson Foods, Inc.
4.55%, 06/02/47(a)	625	548,657
5.10%, 09/28/48(a)	1,416	1,332,184
5.15%, 08/15/44	402	386,207
		64,127,312
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	492	421,718
5.50%, 11/02/47	422	381,143
5.50%, 04/30/49(a)(b)	400	360,990
International Paper Co.
4.35%, 08/15/48(a)	656	536,133
4.40%, 08/15/47	604	502,586
4.80%, 06/15/44(a)	605	539,791
5.15%, 05/15/46(a)	490	452,366
6.00%, 11/15/41(a)	593	616,928
7.30%, 11/15/39	349	408,531
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,178	1,320,524
		5,540,710
Gas — 1.1%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	280	288,703
Atmos Energy Corp.
2.85%, 02/15/52	679	437,491
3.38%, 09/15/49	305	218,896
4.13%, 10/15/44(a)	771	662,824
4.13%, 03/15/49	636	524,082
4.15%, 01/15/43	469	410,442
4.30%, 10/01/48	716	605,798
5.00%, 12/15/54	770	711,950
5.45%, 01/15/56	690	680,158
5.50%, 06/15/41	445	460,351
5.75%, 10/15/52(a)	502	515,353
6.20%, 11/15/53	504	553,886
Boston Gas Co.
4.49%, 02/15/42(a)(b)	470	412,116
6.12%, 07/20/53(b)	360	368,296
Brooklyn Union Gas Co.(The)
4.27%, 03/15/48(b)	920	752,080
4.49%, 03/04/49(b)	417	345,640
4.50%, 03/10/46(b)	472	400,728
6.42%, 07/18/54(b)	475	502,911
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	361	380,892
6.63%, 11/01/37	275	309,711
Centrica PLC, 5.38%, 10/16/43(b)	354	335,215
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)(b)	782	513,920
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	444	306,673
5.82%, 04/01/41(a)(b)	465	480,318
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	994,962
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	335	381,194
NiSource, Inc.
3.95%, 03/30/48	782	616,931
4.38%, 05/15/47	1,137	961,592
4.80%, 02/15/44	800	728,411
5.00%, 06/15/52	504	446,963
5.25%, 02/15/43	422	409,794
Security	Par (000)	Value
Gas (continued)
5.65%, 02/01/45(a)	$553	$557,687
5.80%, 02/01/42(a)	184	187,592
5.85%, 04/01/55	1,580	1,593,595
5.95%, 06/15/41	847	888,858
ONE Gas, Inc.
4.50%, 11/01/48	322	285,649
4.66%, 02/01/44	581	527,711
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	322	224,402
3.64%, 11/01/46	395	303,159
4.65%, 08/01/43	294	265,670
5.05%, 05/15/52	357	326,821
Snam SpA, 6.50%, 05/28/55(b)	535	574,815
Southern California Gas Co.
3.75%, 09/15/42	480	388,587
4.45%, 03/15/44(a)	165	143,372
5.13%, 11/15/40(a)	601	593,697
5.60%, 04/01/54	515	507,255
5.75%, 06/01/53(a)	524	526,401
6.00%, 06/15/55	590	612,166
6.35%, 11/15/52(a)	678	738,957
Series UU, 4.13%, 06/01/48	489	390,944
Series VV, 4.30%, 01/15/49	639	526,907
Series WW, 3.95%, 02/15/50	490	375,750
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	716	570,402
4.40%, 06/01/43	454	398,129
4.40%, 05/30/47	492	419,794
5.88%, 03/15/41	1,036	1,089,227
Series 21A, 3.15%, 09/30/51(a)	518	343,741
Southwest Gas Corp.
3.18%, 08/15/51(a)	338	228,353
3.80%, 09/29/46	263	206,459
4.15%, 06/01/49	302	242,239
Spire Missouri, Inc., 3.30%, 06/01/51	270	188,493
Spire, Inc., 4.70%, 08/15/44	275	240,785
Washington Gas Light Co.
3.65%, 09/15/49	375	279,464
Series K, 3.80%, 09/15/46	306	244,250
		30,709,612
Hand & Machine Tools — 0.1%
Snap-on, Inc.
3.10%, 05/01/50(a)	568	391,826
4.10%, 03/01/48(a)	413	342,202
Stanley Black & Decker, Inc.
2.75%, 11/15/50	979	592,174
4.85%, 11/15/48(a)	467	414,877
5.20%, 09/01/40	450	442,592
		2,183,671
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	1,507	1,521,960
4.75%, 03/15/38	2,750	2,741,834
4.75%, 04/15/43(a)	511	487,231
4.90%, 11/30/46	2,948	2,793,988
5.30%, 05/27/40	653	680,869
5.50%, 03/15/56	2,750	2,759,454
5.60%, 03/15/66	2,750	2,751,240
6.00%, 04/01/39	477	530,554
6.15%, 11/30/37	457	514,185
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Alcon Finance Corp.
3.80%, 09/23/49(b)	$351	$273,029
5.75%, 12/06/52(a)(b)	465	475,460
Baxter International, Inc.
3.13%, 12/01/51(a)	578	360,218
3.50%, 08/15/46(a)	254	179,181
4.50%, 06/15/43(a)	204	169,178
6.25%, 12/01/37(a)	420	442,909
Boston Scientific Corp.
4.55%, 03/01/39	397	387,105
4.70%, 03/01/49(a)	506	466,320
7.38%, 01/15/40(a)	270	331,576
Covidien International Finance SA, 6.55%, 10/15/37(a)	170	195,032
Danaher Corp.
2.60%, 10/01/50	865	536,051
2.80%, 12/10/51	799	512,748
4.38%, 09/15/45(a)	417	368,600
DH Europe Finance II SARL
3.25%, 11/15/39	938	777,061
3.40%, 11/15/49	807	587,892
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	893	981,025
Koninklijke Philips NV
5.00%, 03/15/42	404	383,027
6.88%, 03/11/38	867	992,375
Medtronic, Inc.
4.00%, 04/01/43(a)	275	237,555
4.63%, 03/15/45(a)	1,630	1,512,278
Revvity, Inc., 3.63%, 03/15/51	269	197,024
Solventum Corp., 5.90%, 04/30/54(a)	1,135	1,132,819
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	533	405,553
Stryker Corp.
2.90%, 06/15/50	770	511,911
4.10%, 04/01/43	372	321,136
4.38%, 05/15/44(a)	298	262,808
4.63%, 03/15/46	887	803,852
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,187	893,026
4.10%, 08/15/47(a)	583	495,320
4.89%, 10/07/37(a)	625	630,804
5.30%, 02/01/44	458	456,884
5.40%, 08/10/43	694	709,226
5.55%, 02/12/46	320	326,259
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45(a)	284	255,684
5.75%, 11/30/39(a)	262	274,301
		32,626,542
Health Care - Services — 4.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	142,247
Adventist Health System/West, 3.63%, 03/01/49	185	129,620
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	184,035
4.27%, 08/15/48	228	196,823
Series 2020, 3.01%, 06/15/50	145	100,059
Aetna, Inc.
3.88%, 08/15/47	355	269,143
4.50%, 05/15/42	434	377,127
4.75%, 03/15/44	427	376,045
6.63%, 06/15/36	762	849,831
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 12/15/37	$460	$512,609
AHS Hospital Corp.
5.02%, 07/01/45(a)	351	340,637
Series 2021, 2.78%, 07/01/51	229	146,758
Allina Health System
2.90%, 11/15/51(a)	192	126,708
4.81%, 11/15/45	184	168,688
Series 2019, 3.89%, 04/15/49	196	153,935
Ascension Health
3.95%, 11/15/46	994	829,724
4.85%, 11/15/53(a)	305	282,280
Series B, 3.11%, 11/15/39	434	354,319
Banner Health
2.91%, 01/01/42	235	179,259
2.91%, 01/01/51	250	164,675
Series 2020, 3.18%, 01/01/50(a)	178	124,882
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	10	6,016
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41	193	173,793
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	175,124
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	311	246,883
Baylor Scott & White Holdings
3.97%, 11/15/46	310	259,456
4.19%, 11/15/45	308	268,943
Series 2021, 2.84%, 11/15/50	775	509,488
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	195	132,889
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	135,240
Children's Health System of Texas, 2.51%, 08/15/50	232	143,340
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	267	229,409
Series 2020, 2.59%, 02/01/50(a)	201	127,065
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	202,846
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	270	174,713
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	79	52,716
Cigna Group(The)
3.20%, 03/15/40	627	501,109
3.40%, 03/15/50	1,397	990,119
3.40%, 03/15/51	1,468	1,033,798
3.88%, 10/15/47	1,202	935,646
4.80%, 08/15/38	2,427	2,352,790
4.80%, 07/15/46	1,495	1,341,509
4.90%, 12/15/48	3,127	2,812,862
5.38%, 02/15/42(a)	246	245,695
5.60%, 02/15/54(a)	1,428	1,398,119
6.00%, 01/15/56	690	716,569
6.13%, 11/15/41	409	437,532
City of Hope
Series 2013, 5.62%, 11/15/43	302	305,795
Series 2018, 4.38%, 08/15/48	180	152,429
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	350	307,052

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CommonSpirit Health
3.82%, 10/01/49	$518	$401,268
3.91%, 10/01/50	497	381,732
4.19%, 10/01/49	837	681,111
4.35%, 11/01/42	664	592,972
5.55%, 12/01/54	330	324,240
5.58%, 09/01/45	90	90,614
5.66%, 09/01/55	95	95,292
6.46%, 11/01/52	215	237,883
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	139	92,133
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	156	117,324
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	314	227,939
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	184	149,958
Dignity Health
4.50%, 11/01/42(a)	231	206,604
5.27%, 11/01/64(a)	160	148,275
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	424	352,267
Elevance Health, Inc.
3.13%, 05/15/50	1,050	698,972
3.60%, 03/15/51	1,514	1,090,166
3.70%, 09/15/49(a)	851	635,346
4.38%, 12/01/47	1,428	1,194,712
4.55%, 03/01/48	901	778,723
4.55%, 05/15/52	976	816,628
4.63%, 05/15/42	893	812,616
4.65%, 01/15/43	836	755,579
4.65%, 08/15/44	852	761,268
4.85%, 08/15/54	398	338,109
5.10%, 01/15/44	545	517,545
5.13%, 02/15/53	1,349	1,227,898
5.65%, 06/15/54	1,230	1,201,033
5.70%, 02/15/55	1,545	1,519,496
5.70%, 09/15/55(a)	695	686,745
5.85%, 11/01/64	655	648,505
6.10%, 10/15/52	894	927,579
6.38%, 06/15/37(a)	285	315,479
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	155	121,410
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	112,119
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	250	214,869
4.50%, 07/01/57(a)	285	250,578
Series 2020, 2.68%, 09/01/41	395	294,192
Series 2020, 2.88%, 09/01/50	344	229,465
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	80	58,970
HCA, Inc.
3.50%, 07/15/51	1,733	1,196,265
4.38%, 03/15/42	574	498,423
4.63%, 03/15/52	2,290	1,896,682
5.13%, 06/15/39	1,206	1,176,213
5.25%, 06/15/49(a)	1,959	1,795,967
5.50%, 06/15/47	1,477	1,408,124
5.70%, 11/15/55	1,125	1,083,114
5.90%, 06/01/53	1,440	1,417,996
5.95%, 09/15/54	1,200	1,194,366
6.00%, 04/01/54	1,675	1,676,291
Security	Par (000)	Value
Health Care - Services (continued)
6.10%, 04/01/64	$930	$931,045
6.20%, 03/01/55	1,650	1,694,898
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)(b)	884	571,027
5.88%, 06/15/54(a)(b)	825	804,863
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	277	218,591
Humana, Inc.
3.95%, 08/15/49	674	492,569
4.63%, 12/01/42(a)	380	327,123
4.80%, 03/15/47	493	413,237
4.95%, 10/01/44	805	701,232
5.50%, 03/15/53(a)	635	572,598
5.75%, 04/15/54	920	859,455
6.00%, 05/01/55(a)	455	438,378
8.15%, 06/15/38	261	319,934
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	239	197,883
Series 2021, 2.85%, 11/01/51	185	119,863
Inova Health System Foundation, 4.07%, 05/15/52(a)	300	240,645
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	240	182,205
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	143,580
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	531	436,904
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,361	1,163,288
4.88%, 04/01/42	549	537,450
Series 2019, 3.27%, 11/01/49	803	581,646
Series 2021, 2.81%, 06/01/41	1,187	901,285
Series 2021, 3.00%, 06/01/51	1,238	837,984
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	809	736,844
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	142	113,152
Series 2020, 3.19%, 07/01/49	89	63,917
Series 2020, 3.34%, 07/01/60	399	271,698
Mayo Clinic
3.77%, 11/15/43(a)	200	165,925
Series 2013, 4.00%, 11/15/47	150	124,464
Series 2016, 4.13%, 11/15/52(a)	253	213,334
Series 2021, 3.20%, 11/15/61	521	345,868
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	246	213,068
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49(a)	80	59,639
Memorial Health Services, 3.45%, 11/01/49	199	149,016
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	128,670
5.00%, 07/01/42	361	355,083
Series 2015, 4.20%, 07/01/55(a)	470	394,642
Series 2020, 2.96%, 01/01/50(a)	50	34,003
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	311	198,434
Montefiore Obligated Group
4.29%, 09/01/50(a)	135	98,441
Series 18-C, 5.25%, 11/01/48	162	136,974
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	$199	$152,287
MyMichigan Health, Series 2020, 3.41%, 06/01/50	195	140,534
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	207	184,344
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	185	133,806
2.61%, 08/01/60(a)	155	90,251
3.56%, 08/01/36	175	158,582
4.02%, 08/01/45	310	264,025
4.06%, 08/01/56(a)	198	161,112
4.76%, 08/01/2116(a)	180	151,678
Series 2019, 3.95%, 08/01/2119	250	179,334
Northwell Healthcare, Inc.
3.81%, 11/01/49	543	421,088
3.98%, 11/01/46(a)	370	302,923
4.26%, 11/01/47	694	587,153
6.15%, 11/01/43	185	191,705
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	224	142,500
Novant Health, Inc.
2.64%, 11/01/36	316	259,518
3.17%, 11/01/51	527	361,278
3.32%, 11/01/61(a)	507	336,564
4.37%, 11/01/43	190	168,786
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	34,220
NYU Langone Hospitals
5.75%, 07/01/43	80	84,038
Series 2020, 3.38%, 07/01/55(a)	430	306,034
Ochsner Clinic Foundation, 5.90%, 05/15/45	190	190,176
OhioHealth Corp.
2.83%, 11/15/41	185	141,773
Series 2020, 3.04%, 11/15/50	192	134,659
Orlando Health Obligated Group
3.33%, 10/01/50	195	145,743
4.09%, 10/01/48	235	197,291
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	266	239,362
Series 2020, 3.22%, 11/15/50	295	201,982
Piedmont Healthcare, Inc.
2.86%, 01/01/52(a)	216	139,051
Series 2042, 2.72%, 01/01/42(a)	217	158,443
Presbyterian Healthcare Services, 4.88%, 08/01/52	192	175,429
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	602	368,857
Series A, 3.93%, 10/01/48	134	106,731
Series I, 3.74%, 10/01/47(a)	365	285,557
Queen's Health Systems (The), 4.81%, 07/01/52	195	178,900
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	238	219,301
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	180	125,884
Roche Holdings, Inc.
2.61%, 12/13/51(b)	1,961	1,231,131
4.00%, 11/28/44(a)(b)	563	490,281
5.22%, 03/08/54(a)(b)	1,495	1,485,105
7.00%, 03/01/39(b)	1,240	1,501,366
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	190	121,691
Security	Par (000)	Value
Health Care - Services (continued)
Sentara Health, 2.93%, 11/01/51	$190	$126,470
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	191	122,146
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	190	174,985
Stanford Health Care
3.03%, 08/15/51	227	154,940
Series 2018, 3.80%, 11/15/48	344	275,725
Summa Health, 3.51%, 11/15/51	208	159,262
Sutter Health
5.55%, 08/15/53(a)	10	10,250
Series 2018, 4.09%, 08/15/48	198	163,544
Series 20A, 3.16%, 08/15/40	145	116,625
Series 20A, 3.36%, 08/15/50(a)	390	282,895
Texas Health Resources
2.33%, 11/15/50	175	103,096
4.33%, 11/15/55(a)	160	134,515
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	172,550
Trinity Health Corp.
4.13%, 12/01/45	318	272,740
Series 2019, 3.43%, 12/01/48(a)	223	171,849
Series 2021, 2.63%, 12/01/40(a)	311	232,263
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	110	105,761
UnitedHealth Group, Inc.
2.75%, 05/15/40	1,270	958,360
2.90%, 05/15/50	1,496	968,437
3.05%, 05/15/41	2,067	1,586,476
3.13%, 05/15/60	710	438,924
3.25%, 05/15/51	2,054	1,406,568
3.50%, 08/15/39	1,602	1,344,736
3.70%, 08/15/49	1,440	1,078,839
3.75%, 10/15/47	911	700,038
3.88%, 08/15/59	1,170	849,356
3.95%, 10/15/42	1,100	921,596
4.20%, 01/15/47	375	309,881
4.25%, 03/15/43	964	834,222
4.25%, 04/15/47	858	713,625
4.25%, 06/15/48	1,431	1,181,973
4.38%, 03/15/42	826	735,771
4.45%, 12/15/48	1,188	1,007,943
4.63%, 11/15/41	1,008	928,496
4.75%, 07/15/45	2,287	2,073,702
4.75%, 05/15/52	1,990	1,733,066
4.95%, 05/15/62	950	829,008
5.05%, 04/15/53(a)	2,007	1,824,504
5.20%, 04/15/63	1,732	1,565,018
5.38%, 04/15/54	1,570	1,491,199
5.50%, 07/15/44	1,750	1,743,080
5.50%, 04/15/64	1,095	1,039,485
5.63%, 07/15/54	2,750	2,713,147
5.70%, 10/15/40	409	428,060
5.75%, 07/15/64	1,820	1,792,858
5.80%, 03/15/36	1,010	1,083,988
5.88%, 02/15/53	2,000	2,034,000
5.95%, 02/15/41	540	572,693
5.95%, 06/15/55(a)	785	812,948
6.05%, 02/15/63	1,456	1,499,157
6.50%, 06/15/37	915	1,028,072
6.63%, 11/15/37	885	1,006,637
6.88%, 02/15/38	1,355	1,571,936
UPMC, 5.38%, 05/15/43	237	237,090

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
WakeMed, Series A, 3.29%, 10/01/52(a)	$90	$64,080
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	190	126,111
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	174	156,635
Series 2021, 3.07%, 03/01/51(a)	238	155,516
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	120	72,974
		132,570,553
Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	1,417	1,063,252
JAB Holdings BV
3.75%, 05/28/51(b)	440	308,118
4.50%, 04/08/52(b)	410	324,320
		1,695,690
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61(a)	192	129,217
6.00%, 01/15/43	411	392,417
		521,634
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	253	165,073
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.
3.95%, 08/01/47	246	200,940
5.00%, 06/15/52(a)	325	303,579
Kimberly-Clark Corp.
2.88%, 02/07/50	485	332,644
3.20%, 07/30/46	368	270,409
3.70%, 06/01/43	140	112,745
3.90%, 05/04/47	297	241,800
5.30%, 03/01/41(a)	457	476,455
6.63%, 08/01/37	830	965,713
SC Johnson & Son, Inc.
4.00%, 05/15/43(b)	315	262,345
4.35%, 09/30/44(b)	260	218,603
4.75%, 10/15/46(a)(b)	640	580,838
4.80%, 09/01/40(b)	708	681,359
		4,647,430
Insurance — 4.9%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	940	930,237
Aflac, Inc.
4.00%, 10/15/46	596	482,911
4.75%, 01/15/49(a)	539	480,019
6.45%, 08/15/40(a)	169	189,454
AIA Group Ltd.
3.20%, 09/16/40(b)	1,540	1,243,176
4.50%, 03/16/46(a)(b)	880	818,009
4.88%, 03/11/44(b)	397	386,349
5.40%, 09/30/54(a)(b)	530	522,244
Alleghany Corp.
3.25%, 08/15/51	225	153,886
4.90%, 09/15/44	306	284,334
Allstate Corp.(The)
3.85%, 08/10/49	591	453,860
4.20%, 12/15/46	792	655,054
4.50%, 06/15/43(a)	370	326,691
5.95%, 04/01/36	390	421,934
Security	Par (000)	Value
Insurance (continued)
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	$519	$545,686
American Financial Group, Inc./OH, 4.50%, 06/15/47	555	472,115
American International Group, Inc.
4.38%, 06/30/50(a)	1,144	957,003
4.50%, 07/16/44	787	696,259
4.75%, 04/01/48	1,035	929,289
4.80%, 07/10/45	275	250,844
6.25%, 05/01/36	165	179,303
AmFam Holdings, Inc., 3.83%, 03/11/51(b)	302	212,804
Aon Corp., 6.25%, 09/30/40	372	409,810
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	468	291,145
3.90%, 02/28/52	801	600,184
Aon Global Ltd.
4.25%, 12/12/42(a)	286	244,791
4.45%, 05/24/43	260	227,469
4.60%, 06/14/44	615	540,118
4.75%, 05/15/45	503	446,311
Aon North America, Inc., 5.75%, 03/01/54(a)	1,955	1,935,061
Arch Capital Finance LLC, 5.03%, 12/15/46	440	414,531
Arch Capital Group Ltd., 3.64%, 06/30/50	911	679,048
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	444	426,623
Arthur J Gallagher & Co.
3.05%, 03/09/52(a)	537	341,601
3.50%, 05/20/51	1,000	694,723
5.55%, 02/15/55(a)	1,565	1,497,383
5.75%, 03/02/53	708	688,363
5.75%, 07/15/54	607	596,052
6.75%, 02/15/54	687	751,465
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(b)(d)	190	179,948
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	165	116,779
Athene Holding Ltd.
3.45%, 05/15/52(a)	630	389,461
3.95%, 05/25/51	698	477,908
6.25%, 04/01/54(a)	735	685,716
6.63%, 05/19/55	635	621,355
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	210	206,306
AXA SA, 6.38%, (1-day SOFR Index + 2.52%)(b)(d)(e)	250	287,304
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	164	153,002
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,025	1,043,376
Belrose Funding Trust II, 6.79%, 05/15/55(a)(b)	740	754,017
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51(a)	951	573,821
2.85%, 10/15/50(a)	1,430	925,955
3.85%, 03/15/52	2,510	1,950,716
4.20%, 08/15/48	2,946	2,482,986
4.25%, 01/15/49	2,555	2,161,435
4.30%, 05/15/43(a)	276	250,180
4.40%, 05/15/42(a)	828	764,944
5.75%, 01/15/40(a)	814	893,718
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	924	869,320
Brighthouse Financial, Inc.
3.85%, 12/22/51	273	158,860
4.70%, 06/22/47(a)	921	644,314
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc.
4.95%, 03/17/52(a)	$510	$437,946
6.25%, 06/23/55(a)	905	924,241
Chubb INA Holdings LLC
2.85%, 12/15/51(a)	323	209,626
3.05%, 12/15/61	739	462,941
4.15%, 03/13/43	479	420,042
4.35%, 11/03/45	1,465	1,291,521
6.00%, 05/11/37	635	696,358
6.70%, 05/15/36(a)	311	358,434
Series 1, 6.50%, 05/15/38	768	878,632
Corebridge Financial, Inc.
4.35%, 04/05/42	695	591,982
4.40%, 04/05/52(a)	988	786,552
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	452	302,045
Equitable Holdings, Inc., 5.00%, 04/20/48	1,415	1,254,982
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	708	452,273
3.50%, 10/15/50	1,276	892,253
4.87%, 06/01/44	400	355,203
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	510,733
6.35%, 03/22/54(a)	895	927,912
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	197,684
Fidelity National Financial, Inc., 3.20%, 09/17/51	245	153,093
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	546	562,764
Global Atlantic Fin Co., 6.75%, 03/15/54(a)(b)	407	382,719
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	448	395,316
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)(b)	681	567,444
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(a)(b)	194	132,474
4.85%, 01/24/77(b)	438	368,482
4.88%, 06/19/64(b)	300	263,514
Hanover Insurance Group, Inc.(The)
2.90%, 09/15/51	365	235,605
3.60%, 08/19/49	908	676,758
4.30%, 04/15/43	469	414,952
4.40%, 03/15/48	600	514,047
5.95%, 10/15/36	280	303,074
6.10%, 10/01/41	273	297,597
6.63%, 03/30/40	272	307,798
Henneman Trust, 6.58%, 05/15/55(b)	300	310,421
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	345	336,279
Jackson Financial, Inc., 4.00%, 11/23/51	237	160,253
Liberty Mutual Group, Inc.
3.95%, 10/15/50(b)	1,770	1,324,429
3.95%, 05/15/60(b)	448	317,621
4.85%, 08/01/44(a)(b)	255	228,315
5.50%, 06/15/52(b)	1,023	962,954
6.50%, 05/01/42(b)	422	434,337
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	250,367
Lincoln National Corp.
4.35%, 03/01/48	305	241,143
6.30%, 10/09/37(a)	476	497,796
7.00%, 06/15/40	468	498,404
Loews Corp., 4.13%, 05/15/43	445	383,738
Manulife Financial Corp., 5.38%, 03/04/46	764	760,531
Security	Par (000)	Value
Insurance (continued)
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	$468	$345,720
Markel Group, Inc.
3.45%, 05/07/52	531	365,492
4.15%, 09/17/50	470	369,200
4.30%, 11/01/47	483	395,642
5.00%, 03/30/43(a)	165	153,431
5.00%, 04/05/46	506	463,543
5.00%, 05/20/49	663	597,157
6.00%, 05/16/54	490	498,914
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51(a)	343	218,044
4.20%, 03/01/48	654	535,934
4.35%, 01/30/47	634	535,011
4.75%, 03/15/39	1,415	1,371,412
4.90%, 03/15/49(a)	1,311	1,190,189
5.35%, 11/15/44	510	495,187
5.40%, 03/15/55	1,345	1,288,813
5.45%, 03/15/53	792	762,186
5.45%, 03/15/54	544	526,252
5.70%, 09/15/53(a)	1,134	1,133,446
6.25%, 11/01/52	825	883,767
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	535	328,956
3.38%, 04/15/50(a)(b)	489	338,596
3.73%, 10/15/70(b)	838	547,213
4.50%, 04/15/65(b)	156	122,183
4.90%, 04/01/77(b)	318	263,075
5.08%, 02/15/69(a)(b)(d)	1,085	989,509
5.38%, 12/01/41(b)	216	204,755
5.67%, 12/01/52(a)(b)	331	327,068
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	625	694,960
MetLife, Inc.
4.05%, 03/01/45	1,340	1,107,731
4.13%, 08/13/42	1,127	957,584
4.60%, 05/13/46	742	658,748
4.72%, 12/15/44	827	743,769
4.88%, 11/13/43	1,247	1,155,558
5.00%, 07/15/52(a)	1,070	965,542
5.25%, 01/15/54(a)	1,058	993,925
5.88%, 02/06/41	1,191	1,251,559
6.40%, 12/15/66	998	1,044,198
9.25%, 04/08/68(a)(b)	575	685,165
10.75%, 08/01/69	348	460,998
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(b)(d)	192	200,591
6.80%, 06/15/36(b)	93	104,891
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	184,436
Nationwide Financial Services, Inc.
3.90%, 11/30/49(b)	1,510	1,176,279
5.30%, 11/18/44(b)	217	206,252
6.75%, 05/15/87(a)	370	373,883
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,040	829,644
4.95%, 04/22/44(b)	524	468,454
9.38%, 08/15/39(b)	622	835,820
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,372	1,035,963
4.45%, 05/15/69(b)	760	603,099
6.75%, 11/15/39(b)	849	976,862

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(a)(b)	$813	$582,159
3.63%, 09/30/59(b)	1,019	726,926
3.85%, 09/30/47(a)(b)	1,469	1,172,516
6.06%, 03/30/40(b)	1,061	1,146,052
6.17%, 05/29/55(a)(b)	891	961,369
Old Republic International Corp., 3.85%, 06/11/51	502	362,086
Omnis Funding Trust, 6.72%, 05/15/55(b)	640	667,106
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(b)	291	223,459
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	725	583,162
5.95%, 09/15/55(b)	285	289,520
9.25%, 06/15/39(a)(b)	245	334,267
Pacific LifeCorp
3.35%, 09/15/50(b)	804	561,233
5.13%, 01/30/43(b)	319	303,884
5.40%, 09/15/52(a)(b)	750	723,837
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	300	206,360
Pine Street Trust II, 5.57%, 02/15/49(b)	368	350,655
Pine Street Trust III, 6.22%, 05/15/54(b)	425	432,794
Principal Financial Group, Inc.
4.30%, 11/15/46	572	481,667
4.35%, 05/15/43	301	260,696
4.63%, 09/15/42	291	262,610
5.50%, 03/15/53	282	272,174
6.05%, 10/15/36(a)	631	687,022
Progressive Corp.(The)
3.70%, 01/26/45	374	295,442
3.70%, 03/15/52	305	227,941
3.95%, 03/26/50	638	502,951
4.13%, 04/15/47	786	650,898
4.20%, 03/15/48	735	611,588
4.35%, 04/25/44	349	304,110
Prudential Financial, Inc.
3.00%, 03/10/40	432	337,299
3.70%, 03/13/51	1,495	1,093,262
3.91%, 12/07/47	893	688,214
3.94%, 12/07/49	1,286	990,175
4.35%, 02/25/50	1,085	887,153
4.42%, 03/27/48	600	505,180
4.60%, 05/15/44	763	680,958
5.70%, 12/14/36	672	710,114
6.63%, 12/01/37(a)	483	549,966
6.63%, 06/21/40(a)	374	422,022
Securian Financial Group, Inc., 4.80%, 04/15/48(b)	315	274,984
Selective Insurance Group, Inc., 5.38%, 03/01/49	307	288,596
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(b)(d)	435	458,096
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	190	165,697
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	355	368,965
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,131	786,343
4.27%, 05/15/47(b)	2,042	1,711,328
4.90%, 09/15/44(b)	1,516	1,401,277
6.85%, 12/16/39(b)	1,040	1,211,631
Transatlantic Holdings, Inc., 8.00%, 11/30/39	247	309,375
Security	Par (000)	Value
Insurance (continued)
Travelers Companies, Inc.(The)
2.55%, 04/27/50	$570	$350,453
3.05%, 06/08/51	640	429,892
3.75%, 05/15/46	389	308,574
4.00%, 05/30/47	752	618,768
4.05%, 03/07/48	650	532,522
4.10%, 03/04/49	541	445,934
4.30%, 08/25/45	436	375,767
4.60%, 08/01/43	470	433,343
5.35%, 11/01/40(a)	444	452,760
5.45%, 05/25/53(a)	689	686,395
5.70%, 07/24/55(a)	715	735,210
6.25%, 06/15/37	875	978,012
6.75%, 06/20/36	427	492,618
Trinity Acquisition PLC, 6.13%, 08/15/43(a)	229	233,037
Unum Group
4.05%, 08/15/41(b)	510	423,127
4.13%, 06/15/51	555	412,016
4.50%, 12/15/49	595	465,054
5.75%, 08/15/42(a)	470	464,168
6.00%, 06/15/54	245	241,509
W R Berkley Corp.
3.15%, 09/30/61	139	84,355
3.55%, 03/30/52	202	143,965
4.00%, 05/12/50	432	340,679
4.75%, 08/01/44	298	273,094
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(a)(b)	285	198,193
5.15%, 01/15/49(b)	365	336,764
Willis North America, Inc.
3.88%, 09/15/49	686	513,322
5.05%, 09/15/48	518	470,355
5.90%, 03/05/54	585	579,031
WR Berkley Corp., 6.25%, 02/15/37	295	325,367
Wynnton Funding Trust II, 5.99%, 08/15/55(a)(b)	710	720,190
XL Group Ltd., 5.25%, 12/15/43(a)	265	251,732
		137,509,076
Internet — 3.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	858	649,141
3.15%, 02/09/51	1,505	1,041,554
3.25%, 02/09/61(a)	1,120	739,198
4.00%, 12/06/37	632	587,883
4.20%, 12/06/47(a)	2,347	1,992,305
4.40%, 12/06/57(a)	1,094	923,126
5.63%, 11/26/54(a)	400	411,994
Alphabet, Inc.
1.90%, 08/15/40	1,602	1,106,604
2.05%, 08/15/50(a)	2,204	1,215,937
2.25%, 08/15/60	1,857	976,253
5.25%, 05/15/55	2,155	2,097,370
5.30%, 05/15/65	1,465	1,389,111
5.35%, 11/15/45	1,710	1,717,386
5.45%, 11/15/55	2,765	2,748,371
5.50%, 02/15/46	2,175	2,214,801
5.65%, 02/15/56	1,145	1,171,630
5.70%, 11/15/75	2,855	2,853,122
5.75%, 02/15/66	1,500	1,527,546
Amazon.com, Inc.
2.50%, 06/03/50	2,660	1,611,324
2.70%, 06/03/60	1,964	1,111,749
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.88%, 05/12/41	$2,099	$1,611,843
3.10%, 05/12/51	3,461	2,350,336
3.25%, 05/12/61	1,864	1,197,665
3.88%, 08/22/37	2,220	2,056,122
3.95%, 04/13/52	2,511	1,985,370
4.05%, 08/22/47	3,462	2,863,713
4.10%, 04/13/62(a)	1,144	885,466
4.25%, 08/22/57(a)	1,943	1,566,987
4.95%, 12/05/44(a)	1,278	1,238,889
5.45%, 11/20/55(a)	2,625	2,585,880
5.55%, 11/20/65	2,100	2,055,919
AppLovin Corp., 5.95%, 12/01/54	235	225,813
eBay, Inc.
3.65%, 05/10/51	895	664,902
4.00%, 07/15/42	695	578,772
JD.com, Inc., 4.13%, 01/14/50	203	172,351
Meta Platforms, Inc.
4.45%, 08/15/52	2,954	2,424,746
4.65%, 08/15/62	1,919	1,559,386
5.40%, 08/15/54	3,503	3,307,304
5.50%, 11/15/45	5,920	5,848,726
5.55%, 08/15/64	3,400	3,203,439
5.60%, 05/15/53(a)	2,774	2,700,822
5.63%, 11/15/55	3,845	3,763,583
5.75%, 05/15/63	1,996	1,941,101
5.75%, 11/15/65	5,170	5,036,573
Netflix, Inc., 5.40%, 08/15/54(a)	320	318,729
Prosus NV
3.83%, 02/08/51(b)	1,470	1,003,941
4.03%, 08/03/50(a)(b)	917	654,102
4.99%, 01/19/52(b)	497	404,727
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	2,187	1,583,747
3.29%, 06/03/60(a)(b)	695	477,165
3.68%, 04/22/41(a)(b)	647	569,647
3.84%, 04/22/51(b)	1,455	1,167,249
3.93%, 01/19/38(b)	1,130	1,062,605
3.94%, 04/22/61(b)	776	610,224
4.53%, 04/11/49(b)	200	182,855
Uber Technologies, Inc., 5.35%, 09/15/54(a)	1,242	1,184,376
		89,131,480
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	390	418,953
6.75%, 03/01/41(a)	468	521,404
7.00%, 10/15/39(a)	532	614,530
GUSAP III LP, 7.25%, 04/16/44(b)	412	471,546
Nucor Corp.
2.98%, 12/15/55(a)	279	178,195
3.85%, 04/01/52	465	360,469
4.40%, 05/01/48(a)	236	204,270
5.20%, 08/01/43	317	311,802
6.40%, 12/01/37	430	485,788
Reliance, Inc., 6.85%, 11/15/36	195	223,234
Steel Dynamics, Inc.
3.25%, 10/15/50	339	231,838
5.75%, 05/15/55	285	284,803
Vale Overseas Ltd.
6.40%, 06/28/54(a)	1,595	1,672,996
6.88%, 11/21/36(a)	584	668,762
6.88%, 11/10/39	423	483,269
Security	Par (000)	Value
Iron & Steel (continued)
Vale SA, 5.63%, 09/11/42(a)	$416	$423,187
		7,555,046
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	244	195,700
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	750	751,180
		946,880
Lodging — 0.0%
Marriott International, Inc., 5.50%, 04/15/37(a)	880	909,402
Marriott International, Inc./MD, 5.10%, 05/01/38	550	543,988
		1,453,390
Machinery — 0.4%
Caterpillar, Inc.
3.25%, 09/19/49	755	549,855
3.25%, 04/09/50	1,184	861,508
3.80%, 08/15/42(a)	1,580	1,350,624
4.30%, 05/15/44	541	483,695
4.75%, 05/15/64	540	482,971
5.20%, 05/27/41(a)	701	718,123
5.50%, 05/15/55(a)	175	181,140
6.05%, 08/15/36(a)	408	460,151
Deere & Co.
2.88%, 09/07/49(a)	600	413,390
3.75%, 04/15/50	791	633,317
3.90%, 06/09/42	860	758,429
5.70%, 01/19/55(a)	565	600,056
Dover Corp.
5.38%, 03/01/41	212	220,589
6.60%, 03/15/38(a)	251	288,001
GE Vernova, Inc., 5.50%, 02/04/56	505	501,021
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	470	477,963
Otis Worldwide Corp.
3.11%, 02/15/40	760	609,514
3.36%, 02/15/50(a)	800	575,396
Rockwell Automation, Inc.
2.80%, 08/15/61	215	125,770
4.20%, 03/01/49(a)	554	469,669
6.25%, 12/01/37	245	275,871
Vertiv Holdings Co.
5.65%, 03/15/46	270	268,157
5.80%, 03/15/56	120	120,201
5.95%, 03/15/66	255	253,964
Xylem, Inc., 4.38%, 11/01/46	385	334,481
		12,013,856
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	578	408,747
3.25%, 08/26/49	1,051	736,277
3.63%, 10/15/47	521	397,470
3.70%, 04/15/50	682	514,109
3.88%, 06/15/44	209	171,736
4.00%, 09/14/48(a)	1,160	936,501
5.70%, 03/15/37(a)	591	631,655
Eaton Corp.
3.92%, 09/15/47	420	347,732
4.15%, 11/02/42	765	677,811
4.70%, 08/23/52(a)	512	467,444
Illinois Tool Works, Inc.
3.90%, 09/01/42(a)	1,023	883,666
4.88%, 09/15/41	480	470,069

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
4.00%, 06/14/49	$884	$725,232
4.10%, 03/01/47	589	496,398
4.45%, 11/21/44	332	298,216
6.25%, 05/15/38	300	339,203
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,401	1,087,626
3.30%, 09/15/46(a)(b)	1,018	768,333
4.20%, 03/16/47(a)(b)	1,485	1,290,505
4.40%, 05/27/45(b)	1,533	1,384,215
Siemens Funding BV
5.80%, 05/28/55(b)	1,005	1,061,818
5.90%, 05/28/65(b)	695	735,584
Textron, Inc., 4.95%, 03/15/36(a)	230	231,178
		15,061,525
Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	2,015	1,451,594
3.50%, 03/01/42	1,566	1,105,846
3.70%, 04/01/51	1,634	1,054,535
3.85%, 04/01/61	1,669	1,009,270
3.90%, 06/01/52	1,957	1,287,769
3.95%, 06/30/62	1,445	883,296
4.40%, 12/01/61	1,281	856,668
4.80%, 03/01/50	2,699	2,056,263
5.13%, 07/01/49	1,246	988,916
5.25%, 04/01/53(a)	1,157	933,201
5.38%, 04/01/38	1,725	1,598,648
5.38%, 05/01/47	2,439	2,032,882
5.50%, 04/01/63	751	599,313
5.75%, 04/01/48	2,226	1,937,485
6.48%, 10/23/45	3,805	3,612,954
6.70%, 12/01/55(a)	475	463,287
6.83%, 10/23/55	85	83,393
Comcast Corp.
2.45%, 08/15/52(a)	1,982	1,082,480
2.65%, 08/15/62	992	514,853
2.80%, 01/15/51(a)	2,134	1,275,527
2.89%, 11/01/51(a)	5,356	3,233,090
2.94%, 11/01/56	4,433	2,585,199
2.99%, 11/01/63	3,626	2,020,559
3.20%, 07/15/36(a)	1,452	1,260,493
3.25%, 11/01/39	1,632	1,302,827
3.40%, 07/15/46	1,337	954,101
3.45%, 02/01/50	2,226	1,531,473
3.75%, 04/01/40	1,968	1,660,181
3.90%, 03/01/38	1,572	1,397,985
3.97%, 11/01/47	2,292	1,765,853
4.00%, 08/15/47	1,224	950,694
4.00%, 03/01/48(a)	1,433	1,104,567
4.00%, 11/01/49	2,370	1,791,761
4.05%, 11/01/52	1,265	949,412
4.60%, 10/15/38	1,352	1,278,282
4.60%, 08/15/45	497	434,080
4.65%, 07/15/42	566	508,065
4.70%, 10/15/48	2,328	1,987,720
4.75%, 03/01/44	389	347,928
4.95%, 10/15/58	144	123,251
5.17%, 01/15/37(b)	380	382,609
5.35%, 05/15/53(a)	1,903	1,752,843
Security	Par (000)	Value
Media (continued)
5.50%, 05/15/64(a)	$1,266	$1,166,134
5.65%, 06/01/54(a)	1,372	1,323,094
6.05%, 05/15/55(a)	1,215	1,244,105
6.40%, 03/01/40	541	593,834
6.45%, 03/15/37	885	987,600
6.55%, 07/01/39	605	674,841
6.95%, 08/15/37(a)	723	837,801
Cox Communications, Inc.
2.95%, 10/01/50(b)	930	527,219
3.60%, 06/15/51(b)	352	224,185
4.50%, 06/30/43(b)	461	362,941
4.60%, 08/15/47(b)	300	226,363
4.70%, 12/15/42(b)	751	604,870
5.80%, 12/15/53(b)	635	554,288
5.95%, 09/01/54(a)(b)	400	358,636
8.38%, 03/01/39(b)	275	324,047
Fox Corp.
5.48%, 01/25/39	1,051	1,045,172
5.58%, 01/25/49(a)	1,323	1,257,163
NBCUniversal Media LLC
4.45%, 01/15/43	670	579,361
5.95%, 04/01/41	258	268,061
6.40%, 04/30/40	465	511,457
Paramount Global
4.38%, 03/15/43	1,308	824,964
4.60%, 01/15/45	506	315,129
4.85%, 07/01/42	362	241,313
4.90%, 08/15/44(a)	205	131,717
4.95%, 05/19/50	454	286,909
5.25%, 04/01/44	280	186,548
5.85%, 09/01/43	1,126	834,083
5.90%, 10/15/40	215	163,787
6.88%, 04/30/36	583	529,823
Time Warner Cable LLC
4.50%, 09/15/42	1,563	1,232,602
5.50%, 09/01/41	1,592	1,424,013
5.88%, 11/15/40	1,563	1,466,108
6.55%, 05/01/37	2,102	2,163,822
6.75%, 06/15/39	2,129	2,180,621
7.30%, 07/01/38(a)	1,712	1,852,722
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	473	335,844
3.70%, 12/01/42	427	351,111
4.13%, 06/01/44	952	811,980
4.38%, 08/16/41	185	168,602
Series E, 4.13%, 12/01/41	500	442,343
Walt Disney Co.(The)
2.75%, 09/01/49	2,763	1,783,799
3.50%, 05/13/40	1,986	1,683,511
3.60%, 01/13/51	1,550	1,164,611
3.80%, 05/13/60(a)	230	170,393
4.63%, 03/23/40(a)	1,200	1,162,574
4.70%, 03/23/50(a)	1,743	1,572,917
4.75%, 09/15/44	552	513,439
4.75%, 11/15/46	540	494,566
4.95%, 10/15/45	343	325,345
5.40%, 10/01/43(a)	605	616,285
6.15%, 03/01/37	799	898,473
6.15%, 02/15/41	803	885,913
6.65%, 11/15/37	1,492	1,723,500
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.75%, 12/01/45	$265	$341,154
		97,102,846
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	401	344,703
4.38%, 06/15/45	238	211,703
Valmont Industries, Inc.
5.00%, 10/01/44	300	278,039
5.25%, 10/01/54	191	183,852
		1,018,297
Mining — 1.5%
Anglo American Capital PLC
3.95%, 09/10/50(b)	506	388,903
4.75%, 03/16/52(a)(b)	668	577,076
6.00%, 04/05/54(a)(b)	463	476,179
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	464	516,368
Barrick Mining Corp., 5.25%, 04/01/42(a)	315	318,263
Barrick North America Finance LLC
5.70%, 05/30/41	868	902,259
5.75%, 05/01/43	854	887,391
7.50%, 09/15/38	230	277,536
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	695	745,137
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	902	794,915
5.00%, 09/30/43	2,469	2,396,548
5.50%, 09/08/53(a)	703	708,803
5.75%, 09/05/55	945	986,742
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	598	399,480
3.70%, 01/30/50(b)	2,558	1,863,554
4.25%, 07/17/42(b)	1,195	1,010,882
4.38%, 02/05/49(b)	1,161	944,473
4.50%, 08/01/47(b)	1,232	1,037,647
4.88%, 11/04/44(b)	782	706,834
5.63%, 10/18/43(a)(b)	890	878,946
6.15%, 10/24/36(a)(b)	533	575,925
6.30%, 09/08/53(b)	1,235	1,297,794
6.78%, 01/13/55(b)	870	959,593
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	657	671,014
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,807	1,787,819
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	780	624,993
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	483	483,927
6.00%, 11/15/41(b)	506	532,867
6.90%, 11/15/37(b)	413	474,133
Glencore Funding LLC
3.38%, 09/23/51(b)	497	341,909
3.88%, 04/27/51(a)(b)	519	393,555
5.89%, 04/04/54(a)(b)	445	456,210
6.14%, 04/01/55(a)(b)	425	448,959
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(b)	374	358,630
6.76%, 11/15/48(b)	171	182,861
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	482	409,864
5.65%, 09/12/49(b)	480	462,298
Kinross Gold Corp., 6.88%, 09/01/41	270	297,703
Security	Par (000)	Value
Mining (continued)
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	$937	$802,409
Newmont Corp.
4.88%, 03/15/42(a)	493	478,056
5.45%, 06/09/44(a)	390	394,892
6.25%, 10/01/39(a)	185	202,525
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	404	337,541
5.75%, 11/15/41	407	417,811
Nexa Resources SA, 6.60%, 04/08/37(b)	55	58,990
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,135	717,706
5.20%, 11/02/40	998	1,013,553
Rio Tinto Finance USA PLC
4.13%, 08/21/42	972	850,969
4.75%, 03/22/42	313	296,875
5.13%, 03/09/53	1,158	1,098,107
5.75%, 03/14/55	1,685	1,748,817
5.88%, 03/14/65	1,200	1,252,630
Southern Copper Corp.
5.25%, 11/08/42	1,266	1,244,845
5.88%, 04/23/45	1,356	1,421,510
6.75%, 04/16/40	902	1,035,884
		40,951,110
Oil & Gas — 5.8%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	1,060	996,468
Aker BP ASA, 5.80%, 10/01/54(a)(b)	785	737,298
APA Corp.
4.75%, 04/15/43	70	57,260
5.10%, 09/01/40(a)	320	293,538
5.35%, 07/01/49	530	462,001
6.00%, 01/15/37	200	206,585
6.75%, 02/15/55	525	536,268
Apache Corp., 5.25%, 02/01/42(a)	180	159,894
BP Capital Markets America, Inc.
2.77%, 11/10/50(a)	1,819	1,154,140
2.94%, 06/04/51	2,191	1,431,881
3.00%, 02/24/50	2,350	1,571,678
3.00%, 03/17/52(a)	1,250	820,154
3.06%, 06/17/41(a)	1,225	953,510
3.38%, 02/08/61	2,537	1,697,452
Burlington Resources LLC, 5.95%, 10/15/36	201	219,986
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	965	877,463
6.25%, 03/15/38	1,054	1,138,078
6.50%, 02/15/37	372	408,945
6.75%, 02/01/39	390	438,632
Cenovus Energy, Inc.
3.75%, 02/15/52(a)	831	602,083
5.25%, 06/15/37	332	330,909
5.40%, 03/20/36(a)	275	280,119
5.40%, 06/15/47	769	723,135
6.75%, 11/15/39	509	569,013
Chevron Corp.
2.98%, 05/11/40	284	225,691
3.08%, 05/11/50	1,198	839,646
Chevron USA, Inc.
2.34%, 08/12/50(a)	843	505,565
5.25%, 11/15/43(a)	186	190,228
6.00%, 03/01/41	285	316,781
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	557,877
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	255,593

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49(a)	$470	$369,052
4.25%, 05/09/43	220	206,081
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	610,138
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	429,163
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	702,390
ConocoPhillips
4.88%, 10/01/47	569	521,027
5.90%, 05/15/38	520	562,698
6.50%, 02/01/39(a)	1,460	1,666,292
ConocoPhillips Co.
3.76%, 03/15/42	672	561,918
3.80%, 03/15/52(a)	1,403	1,060,417
4.03%, 03/15/62	1,807	1,344,649
4.30%, 11/15/44	739	641,704
5.30%, 05/15/53	1,386	1,314,708
5.50%, 01/15/55(a)	1,445	1,419,022
5.55%, 03/15/54	1,184	1,167,948
5.65%, 01/15/65	685	672,849
5.70%, 09/15/63	785	781,045
5.95%, 03/15/46	240	253,285
6.60%, 10/01/37(a)	225	257,063
Continental Resources, Inc./OK, 4.90%, 06/01/44	555	457,439
Coterra Energy, Inc., 5.90%, 02/15/55	765	760,919
Devon Energy Corp.
4.75%, 05/15/42	643	582,543
5.00%, 06/15/45	752	684,656
5.60%, 07/15/41(a)	1,292	1,293,827
5.75%, 09/15/54(a)	990	964,746
Diamondback Energy, Inc.
4.25%, 03/15/52	782	626,507
4.40%, 03/24/51(a)	463	383,024
5.75%, 04/18/54(a)	1,525	1,488,383
5.90%, 04/18/64	1,225	1,201,763
6.25%, 03/15/53	727	756,998
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	500,567
Eni SpA
5.70%, 10/01/40(b)	165	168,771
5.95%, 05/15/54(a)(b)	1,240	1,272,106
EOG Resources, Inc.
4.95%, 04/15/50(a)	931	847,074
5.65%, 12/01/54(a)	1,021	1,021,312
5.95%, 07/15/55	775	809,997
Equinor ASA
3.25%, 11/18/49	914	652,616
3.63%, 04/06/40	463	399,270
3.70%, 04/06/50	1,094	847,725
3.95%, 05/15/43	709	603,172
4.25%, 11/23/41	565	509,294
4.80%, 11/08/43	651	616,202
5.10%, 08/17/40	763	766,631
Exxon Mobil Corp.
3.00%, 08/16/39	738	603,650
3.10%, 08/16/49	1,497	1,050,212
3.45%, 04/15/51	2,778	2,036,487
3.57%, 03/06/45	771	619,096
4.11%, 03/01/46	2,571	2,196,018
4.23%, 03/19/40	1,912	1,783,269
Security	Par (000)	Value
Oil & Gas (continued)
4.33%, 03/19/50	$2,799	$2,396,869
Hess Corp.
5.60%, 02/15/41	1,179	1,240,293
5.80%, 04/01/47	685	718,373
6.00%, 01/15/40	599	656,434
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,115	1,072,181
6.38%, 10/24/48(b)	1,100	1,126,452
Marathon Petroleum Corp.
4.50%, 04/01/48(a)	716	590,034
4.75%, 09/15/44	695	614,015
5.00%, 09/15/54	378	327,363
5.85%, 12/15/45	204	204,522
6.50%, 03/01/41	1,133	1,240,270
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	646	718,454
Occidental Petroleum Corp.
0.00%, 10/10/36(f)	1,045	646,565
4.10%, 02/15/47	211	158,530
4.20%, 03/15/48	405	314,279
4.40%, 04/15/46	172	140,757
4.40%, 08/15/49	359	275,274
4.63%, 06/15/45(a)	151	124,296
6.05%, 10/01/54	990	985,310
6.20%, 03/15/40	675	703,534
6.45%, 09/15/36	2,301	2,506,373
6.60%, 03/15/46	1,084	1,151,650
7.95%, 06/15/39	630	760,983
Ovintiv, Inc.
6.50%, 02/01/38	455	491,619
6.63%, 08/15/37	275	301,016
7.10%, 07/15/53	434	484,325
Pertamina Persero PT
4.15%, 02/25/60(b)	702	516,023
4.18%, 01/21/50(b)	865	669,575
4.70%, 07/30/49(b)	696	584,244
5.63%, 05/20/43(b)	1,347	1,303,052
6.00%, 05/03/42(b)	1,252	1,259,990
6.45%, 05/30/44(a)(b)	1,468	1,552,226
6.50%, 05/27/41(b)	590	630,431
6.50%, 11/07/48(a)(b)	839	888,305
Petronas Capital Ltd.
3.40%, 04/28/61(b)	1,990	1,379,110
4.50%, 03/18/45(b)	1,659	1,507,235
4.55%, 04/21/50(b)	3,006	2,701,211
4.80%, 04/21/60(a)(b)	1,298	1,184,037
5.85%, 04/03/55(b)	875	932,063
Phillips 66
3.30%, 03/15/52(a)	1,019	682,325
4.88%, 11/15/44	1,605	1,446,407
5.88%, 05/01/42	1,424	1,464,567
Phillips 66 Co.
4.68%, 02/15/45	414	361,259
4.90%, 10/01/46	828	740,794
5.50%, 03/15/55	580	549,611
5.65%, 06/15/54(a)	515	496,691
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)(d)	50	50,679
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	50	53,577
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	$710	$510,177
4.50%, 10/25/42(b)	205	184,799
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(b)	600	469,185
6.35%, 06/12/42(a)(b)	595	658,531
Qatar Energy
3.13%, 07/12/41(b)	3,837	3,021,768
3.30%, 07/12/51(b)	3,863	2,760,036
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,727	1,293,955
3.75%, 01/12/62(b)	1,026	755,967
4.88%, 02/10/45(b)	410	393,299
6.25%, 10/19/40(b)	90	102,004
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	1,976	1,325,337
3.50%, 11/24/70(b)	2,090	1,322,874
4.25%, 04/16/39(a)(b)	3,008	2,751,147
4.38%, 04/16/49(b)	2,658	2,225,076
5.75%, 07/17/54(b)	1,997	1,945,665
5.88%, 07/17/64(b)	1,445	1,403,781
6.38%, 06/02/55(b)	1,255	1,322,597
Shell Finance U.S., Inc.
3.00%, 11/26/51(b)	709	469,717
3.13%, 11/07/49(b)	1,239	859,409
3.25%, 04/06/50(a)	1,726	1,217,875
3.75%, 09/12/46	1,154	915,727
4.00%, 05/10/46	1,878	1,553,298
4.38%, 05/11/45	2,400	2,101,775
4.55%, 08/12/43	947	866,128
5.13%, 10/15/41(b)	689	686,607
5.50%, 03/25/40(b)	1,256	1,309,259
6.38%, 12/15/38(b)	2,491	2,825,608
Shell International Finance BV
2.88%, 11/26/41	505	380,523
3.13%, 11/07/49(a)	80	56,118
3.25%, 04/06/50	465	327,370
3.63%, 08/21/42	495	404,495
4.00%, 05/10/46	650	537,517
4.38%, 05/11/45	490	429,330
4.55%, 08/12/43	220	199,036
6.38%, 12/15/38(a)	240	271,681
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	425	395,463
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,156,082
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	564,875
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	855	776,205
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	555	514,714
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	445	394,171
4.25%, 04/12/47(b)	270	248,707
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	595	447,738
3.35%, 05/13/50(b)	480	379,326
3.44%, 11/12/49(b)	290	233,406
3.68%, 08/08/49(b)	345	287,993
4.60%, 09/12/48(a)(b)	508	493,552
Security	Par (000)	Value
Oil & Gas (continued)
Suncor Energy, Inc.
3.75%, 03/04/51(a)	$797	$582,081
4.00%, 11/15/47(a)	1,001	782,133
6.50%, 06/15/38	460	504,778
6.80%, 05/15/38	531	601,141
6.85%, 06/01/39	825	928,018
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50(b)	530	398,815
TotalEnergies Capital International SA
2.99%, 06/29/41	594	458,359
3.13%, 05/29/50	2,573	1,762,318
3.39%, 06/29/60	944	626,644
3.46%, 07/12/49	1,165	854,998
TotalEnergies Capital SA
5.28%, 09/10/54	1,025	984,515
5.43%, 09/10/64	1,267	1,210,564
5.49%, 04/05/54	1,703	1,683,269
5.64%, 04/05/64	930	921,301
Valero Energy Corp.
3.65%, 12/01/51(a)	860	612,118
4.00%, 06/01/52(a)	490	370,780
4.90%, 03/15/45	516	473,428
6.63%, 06/15/37	1,238	1,392,314
Woodside Finance Ltd., 5.70%, 09/12/54(a)	805	775,571
XTO Energy, Inc., 6.75%, 08/01/37	195	230,676
		161,410,501
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,009	1,003,196
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	1,546	1,256,347
Halliburton Co.
4.50%, 11/15/41	302	275,296
4.75%, 08/01/43	817	741,266
5.00%, 11/15/45	1,808	1,661,619
6.70%, 09/15/38	723	825,173
7.45%, 09/15/39	893	1,078,422
NOV, Inc., 3.95%, 12/01/42	900	728,888
		7,570,207
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	525	346,635
4.05%, 12/15/49	353	285,042
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	885	894,326
Sonoco Products Co., 5.75%, 11/01/40(a)	470	488,196
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	215	238,110
		2,252,309
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.05%, 11/21/39	4,124	3,732,982
4.25%, 11/21/49	5,782	4,864,826
4.30%, 05/14/36	1,244	1,206,640
4.40%, 11/06/42	2,663	2,416,611
4.45%, 05/14/46	2,146	1,900,404
4.63%, 10/01/42	607	567,693
4.70%, 05/14/45	2,842	2,609,455
4.75%, 03/15/45	1,064	985,476
4.85%, 06/15/44	1,114	1,048,649
4.88%, 11/14/48	1,900	1,755,615
5.35%, 03/15/44	900	902,354
5.40%, 03/15/54(a)	2,865	2,813,663

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.50%, 03/15/64	$1,545	$1,519,948
5.55%, 03/15/56	370	372,282
5.60%, 03/15/55	535	541,337
5.65%, 03/15/66	1,130	1,137,519
AstraZeneca PLC
2.13%, 08/06/50	459	262,448
3.00%, 05/28/51	501	344,212
4.00%, 09/18/42	991	864,780
4.38%, 11/16/45	907	811,862
4.38%, 08/17/48	572	506,859
6.45%, 09/15/37	2,980	3,418,119
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	245	186,588
4.40%, 07/15/44(b)	710	582,856
4.63%, 06/25/38(a)(b)	1,256	1,165,610
4.65%, 11/15/43(a)(b)	580	479,954
4.70%, 07/15/64(b)	590	464,322
4.88%, 06/25/48(b)	1,978	1,696,918
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)	685	748,325
Becton Dickinson & Co., 3.79%, 05/20/50	645	495,550
Bristol-Myers Squibb Co.
2.35%, 11/13/40(a)	886	640,489
2.55%, 11/13/50	1,423	860,529
3.25%, 08/01/42	465	363,974
3.55%, 03/15/42	1,325	1,087,121
3.70%, 03/15/52	2,062	1,540,441
3.90%, 03/15/62	661	487,977
4.13%, 06/15/39	2,020	1,856,782
4.25%, 10/26/49	3,654	3,039,727
4.35%, 11/15/47	1,171	1,003,045
4.50%, 03/01/44	589	529,971
4.55%, 02/20/48	1,193	1,044,837
4.63%, 05/15/44	874	798,900
5.00%, 08/15/45	834	794,703
5.50%, 02/22/44	605	618,604
5.55%, 02/22/54	2,783	2,760,931
5.65%, 02/22/64(a)	325	326,356
5.88%, 11/15/36	236	258,169
6.25%, 11/15/53(a)	425	469,081
6.40%, 11/15/63(a)	280	312,672
Cardinal Health, Inc.
4.37%, 06/15/47	371	314,408
4.50%, 11/15/44	288	250,942
4.60%, 03/15/43	302	271,188
4.90%, 09/15/45	442	405,466
5.75%, 11/15/54	525	530,371
Cencora, Inc.
4.25%, 03/01/45	384	332,380
4.30%, 12/15/47	289	248,685
5.65%, 02/13/56	350	351,936
CVS Health Corp.
2.70%, 08/21/40	520	379,615
4.13%, 04/01/40	831	722,951
4.25%, 04/01/50	312	246,859
4.78%, 03/25/38	5,165	4,935,131
5.05%, 03/25/48	7,862	7,010,563
5.13%, 07/20/45	3,466	3,171,940
5.30%, 12/05/43	1,058	997,935
5.63%, 02/21/53	1,414	1,345,871
5.88%, 06/01/53(a)	1,498	1,468,839
6.00%, 06/01/44	841	853,933
Security	Par (000)	Value
Pharmaceuticals (continued)
6.00%, 06/01/63(a)	$826	$810,380
6.05%, 06/01/54	1,190	1,196,220
6.13%, 09/15/39(a)	605	642,342
6.20%, 09/15/55	995	1,019,983
6.25%, 09/15/65	650	659,003
Eli Lilly & Co.
2.25%, 05/15/50	1,094	640,617
2.50%, 09/15/60	985	547,577
3.70%, 03/01/45	258	210,003
3.95%, 05/15/47(a)	285	235,912
3.95%, 03/15/49	879	718,990
4.15%, 03/15/59	604	486,522
4.88%, 02/27/53	1,382	1,272,228
4.95%, 02/27/63	1,182	1,074,452
5.00%, 02/09/54	1,482	1,391,986
5.05%, 08/14/54	1,325	1,253,534
5.10%, 02/09/64	1,753	1,630,732
5.20%, 08/14/64	1,036	977,499
5.50%, 02/12/55	1,220	1,228,989
5.55%, 03/15/37(a)	410	444,509
5.55%, 10/15/55	1,005	1,021,574
5.60%, 02/12/65	1,065	1,072,326
5.65%, 10/15/65	1,025	1,037,645
5.95%, 11/15/37(a)	305	340,863
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43(a)	349	313,110
6.38%, 05/15/38	2,803	3,196,145
Johnson & Johnson
2.10%, 09/01/40	1,354	977,017
2.25%, 09/01/50	1,153	691,463
2.45%, 09/01/60	1,481	828,980
3.40%, 01/15/38	1,080	963,078
3.50%, 01/15/48	706	552,874
3.55%, 03/01/36	935	870,780
3.63%, 03/03/37	1,683	1,550,998
3.70%, 03/01/46	2,029	1,665,141
3.75%, 03/03/47	936	763,410
4.50%, 09/01/40	826	805,253
4.50%, 12/05/43	254	240,806
4.85%, 05/15/41	244	245,529
5.25%, 06/01/54(a)	715	724,600
5.85%, 07/15/38(a)	857	956,479
5.95%, 08/15/37	949	1,064,940
McKesson Corp., 4.88%, 03/15/44	196	181,214
Mead Johnson Nutrition Co., 4.60%, 06/01/44	416	378,305
Merck & Co., Inc.
2.35%, 06/24/40	1,070	784,868
2.45%, 06/24/50(a)	1,049	631,960
2.75%, 12/10/51	2,189	1,378,566
2.90%, 12/10/61	1,307	775,150
3.60%, 09/15/42	571	470,645
3.70%, 02/10/45	2,138	1,728,826
3.90%, 03/07/39	1,086	987,824
4.00%, 03/07/49	1,407	1,145,656
4.15%, 05/18/43	1,174	1,030,812
4.90%, 05/17/44	765	729,931
5.00%, 05/17/53	1,700	1,581,793
5.15%, 05/17/63	1,188	1,103,672
5.50%, 03/15/46	800	809,448
5.55%, 12/04/55	1,025	1,027,842
5.70%, 09/15/55	1,185	1,211,896
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.70%, 12/04/65(a)	$1,250	$1,254,908
6.55%, 09/15/37	415	480,171
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	333	367,411
5.85%, 06/30/39	281	306,751
Mylan, Inc.
5.20%, 04/15/48(a)	444	369,729
5.40%, 11/29/43	335	295,289
Novartis Capital Corp.
2.75%, 08/14/50	1,038	681,324
3.70%, 09/21/42	562	472,588
4.00%, 11/20/45	1,130	964,019
4.40%, 05/06/44	1,697	1,543,721
4.70%, 09/18/54	720	652,213
5.20%, 11/05/45	275	272,300
5.30%, 11/05/55(a)	430	425,996
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	2,876	2,798,860
5.30%, 05/19/53	5,835	5,586,873
5.34%, 05/19/63	4,047	3,797,938
Pfizer, Inc.
2.55%, 05/28/40	1,624	1,218,749
2.70%, 05/28/50(a)	1,268	811,691
3.90%, 03/15/39	1,253	1,128,759
4.00%, 12/15/36(a)	1,872	1,775,204
4.00%, 03/15/49	1,176	954,795
4.10%, 09/15/38	1,341	1,244,829
4.13%, 12/15/46	985	825,810
4.20%, 09/15/48	1,006	846,650
4.30%, 06/15/43	754	672,613
4.40%, 05/15/44	917	833,416
5.60%, 09/15/40(a)	840	885,522
5.60%, 11/15/55(a)	455	458,822
5.70%, 11/15/65	690	685,725
7.20%, 03/15/39	2,823	3,410,250
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,605	1,253,368
3.18%, 07/09/50	1,688	1,157,907
3.38%, 07/09/60(a)	977	641,585
5.65%, 07/05/44	825	843,350
5.65%, 07/05/54(a)	620	619,390
5.80%, 07/05/64	800	807,676
Takeda U.S. Financing, Inc., 5.90%, 07/07/55(a)	625	645,008
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	908	764,960
Viatris, Inc.
3.85%, 06/22/40	1,288	1,014,025
4.00%, 06/22/50	1,683	1,152,594
Wyeth LLC, 5.95%, 04/01/37	1,506	1,647,175
Zoetis, Inc.
3.00%, 05/15/50(a)	434	293,968
3.95%, 09/12/47(a)	417	344,207
4.45%, 08/20/48(a)	357	312,998
4.70%, 02/01/43	979	910,558
		183,751,771
Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,236	2,077,898
Cameron LNG LLC
3.40%, 01/15/38(b)	168	149,640
3.70%, 01/15/39(b)	790	687,119
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	$197	$171,330
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	200	160,280
4.25%, 04/15/48(b)	696	550,566
6.38%, 08/01/37(b)	195	205,296
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	355	360,413
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	360	353,148
5.96%, 02/15/55(b)	475	482,391
6.50%, 08/15/43(b)	586	633,177
6.54%, 11/15/53(a)(b)	1,282	1,398,116
6.71%, 08/15/63(a)(b)	661	733,558
DCP Midstream Operating LP
5.60%, 04/01/44	232	229,831
6.45%, 11/03/36(b)	190	207,034
6.75%, 09/15/37(b)	418	465,673
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	910	898,947
6.20%, 01/15/55(a)	375	398,651
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/49	368	275,916
4.60%, 12/15/44	327	286,142
4.80%, 11/01/43	302	273,458
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	290	269,000
4.39%, 11/30/46(a)(b)	1,120	948,506
Enbridge Energy Partners LP
5.50%, 09/15/40	242	245,003
7.38%, 10/15/45	575	679,853
Series B, 7.50%, 04/15/38	440	526,326
Enbridge, Inc.
3.40%, 08/01/51(a)	1,055	735,237
4.00%, 11/15/49(a)	643	503,858
4.50%, 06/10/44	428	371,374
5.50%, 12/01/46	820	810,215
5.95%, 04/05/54(a)	1,149	1,184,818
6.70%, 11/15/53(a)	1,210	1,360,709
Energy Transfer LP
4.95%, 01/15/43	398	362,056
5.00%, 05/15/44	489	436,987
5.00%, 05/15/50	2,047	1,749,603
5.15%, 02/01/43	544	499,277
5.15%, 03/15/45	1,042	942,360
5.30%, 04/01/44	733	683,895
5.30%, 04/15/47	897	819,730
5.35%, 05/15/45	795	734,137
5.40%, 10/01/47	1,460	1,347,237
5.95%, 10/01/43	417	420,241
5.95%, 05/15/54	1,516	1,463,569
6.00%, 06/15/48	1,045	1,030,687
6.05%, 06/01/41	809	834,401
6.05%, 09/01/54	1,467	1,434,494
6.10%, 02/15/42	250	256,013
6.13%, 12/15/45	981	991,662
6.20%, 04/01/55	1,415	1,414,726
6.25%, 04/15/49	1,792	1,811,755
6.30%, 01/15/56	50	50,598
6.50%, 02/01/42	1,024	1,095,762
6.63%, 10/15/36	635	709,111
6.85%, 02/15/40	1,110	1,209,325

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.50%, 07/01/38	$774	$910,954
Series 20Y, 5.80%, 06/15/38	685	711,725
Enterprise Products Operating LLC
3.20%, 02/15/52	1,053	708,552
3.30%, 02/15/53	1,097	748,015
3.70%, 01/31/51	1,117	835,988
3.95%, 01/31/60	1,608	1,197,963
4.20%, 01/31/50	1,218	1,000,545
4.25%, 02/15/48	1,271	1,059,571
4.45%, 02/15/43	1,083	969,023
4.80%, 02/01/49	1,276	1,147,362
4.85%, 08/15/42	595	561,329
4.85%, 03/15/44	1,391	1,297,837
4.90%, 05/15/46	1,078	997,444
4.95%, 10/15/54	520	470,088
5.10%, 02/15/45	1,109	1,061,683
5.55%, 02/16/55(a)	1,397	1,382,520
5.70%, 02/15/42	596	618,583
5.95%, 02/01/41	740	791,691
6.13%, 10/15/39	645	707,065
6.45%, 09/01/40(a)	685	769,656
7.55%, 04/15/38(a)	360	440,005
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	218	186,359
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(b)	122	117,360
Series B, 6.17%, 12/31/39	30	31,612
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(b)	482	428,650
2.94%, 09/30/40(b)	855	732,993
3.25%, 09/30/40(b)	1,120	918,112
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	638,904
6.51%, 02/23/42(b)	1,145	1,255,734
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(b)	162	168,269
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	368	334,870
5.00%, 08/15/42	655	617,660
5.00%, 03/01/43	752	701,107
5.40%, 09/01/44	625	603,751
5.50%, 03/01/44	769	754,094
5.63%, 09/01/41	312	313,861
6.38%, 03/01/41	649	706,905
6.50%, 02/01/37	241	269,547
6.50%, 09/01/39	656	726,723
6.55%, 09/15/40	572	635,194
6.95%, 01/15/38	1,260	1,451,661
7.50%, 11/15/40	475	576,104
Kinder Morgan, Inc.
3.25%, 08/01/50	577	388,746
3.60%, 02/15/51	1,104	792,569
5.05%, 02/15/46	873	803,866
5.20%, 03/01/48	843	788,623
5.45%, 08/01/52(a)	858	814,108
5.55%, 06/01/45	1,668	1,649,209
5.95%, 08/01/54	816	833,654
MPLX LP
4.50%, 04/15/38	1,605	1,489,217
4.70%, 04/15/48	1,474	1,243,267
4.90%, 04/15/58	720	594,861
4.95%, 03/14/52	1,563	1,342,150
Security	Par (000)	Value
Pipelines (continued)
5.20%, 03/01/47	$1,005	$915,977
5.20%, 12/01/47	556	504,274
5.50%, 02/15/49	1,526	1,428,499
5.65%, 03/01/53	512	483,340
5.95%, 04/01/55(a)	1,000	981,753
6.10%, 04/01/56	520	519,534
6.20%, 09/15/55	890	904,241
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	276	329,373
Northern Natural Gas Co.
3.40%, 10/16/51(b)	624	432,460
4.10%, 09/15/42(b)	188	156,358
4.30%, 01/15/49(b)	862	716,855
5.63%, 02/01/54(b)	557	549,344
ONEOK Partners LP
6.13%, 02/01/41	628	659,721
6.20%, 09/15/43	333	344,528
6.65%, 10/01/36	635	705,881
6.85%, 10/15/37	568	637,687
ONEOK, Inc.
3.95%, 03/01/50	849	626,070
4.20%, 12/01/42	226	184,398
4.20%, 03/15/45	229	180,818
4.20%, 10/03/47	673	528,588
4.25%, 09/15/46	666	530,782
4.45%, 09/01/49(a)	531	438,175
4.50%, 03/15/50	445	367,342
4.85%, 02/01/49	750	642,692
4.95%, 07/13/47	434	385,130
5.05%, 04/01/45	400	357,533
5.15%, 10/15/43	529	488,345
5.20%, 07/15/48	633	577,152
5.45%, 06/01/47(a)	557	525,977
5.60%, 04/01/44	310	297,639
5.70%, 11/01/54(a)	1,415	1,333,270
5.85%, 11/01/64	490	464,939
6.25%, 10/15/55	1,215	1,231,280
6.40%, 05/01/37	360	389,594
6.63%, 09/01/53	1,733	1,836,722
7.15%, 01/15/51	362	407,121
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	229	192,885
4.70%, 06/15/44(a)	649	566,729
4.90%, 02/15/45	599	534,742
5.15%, 06/01/42	464	433,118
6.65%, 01/15/37	497	549,586
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	444	428,417
4.83%, 05/01/48(b)	504	445,749
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	177	188,362
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	735	720,198
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	590	527,696
Spectra Energy Partners LP
4.50%, 03/15/45	626	542,566
5.95%, 09/25/43	370	382,644
Targa Resources Corp.
4.95%, 04/15/52	880	762,636
5.40%, 07/30/36	860	875,876
6.05%, 05/15/56	260	259,448
6.13%, 05/15/55	1,010	1,021,483
6.25%, 07/01/52	555	568,759
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/15/53(a)	$887	$941,048
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	620	749,603
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	473	384,772
TransCanada PipeLines Ltd.
4.88%, 05/15/48(a)	280	253,132
5.00%, 10/16/43	270	259,178
5.10%, 03/15/49(a)	1,188	1,135,432
5.85%, 03/15/36	310	330,402
6.10%, 06/01/40	785	846,120
6.20%, 10/15/37	877	954,409
7.25%, 08/15/38	765	896,296
7.63%, 01/15/39	1,279	1,550,482
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	569	447,884
4.45%, 08/01/42	450	402,740
4.60%, 03/15/48	667	583,649
5.10%, 03/15/36(b)	175	178,424
5.40%, 08/15/41	459	457,451
5.75%, 03/15/56(b)	635	639,153
Western Midstream Operating LP
5.25%, 02/01/50	578	501,983
5.30%, 03/01/48	825	728,739
5.45%, 04/01/44	466	429,299
5.50%, 08/15/48	459	414,126
Williams Companies, Inc.(The)
3.50%, 10/15/51	796	561,741
4.85%, 03/01/48	876	775,949
4.90%, 01/15/45	739	674,469
5.10%, 09/15/45	996	932,190
5.30%, 08/15/52(a)	867	810,065
5.40%, 03/04/44	615	597,427
5.75%, 06/24/44	588	596,096
5.80%, 11/15/43	342	345,078
5.80%, 11/15/54(a)	820	815,626
5.95%, 03/15/56(a)	785	796,928
6.00%, 03/15/55	535	548,855
6.30%, 04/15/40	1,049	1,143,689
		132,975,169
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	330	293,655
Brookfield Finance, Inc., 5.81%, 03/03/55	580	566,179
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	299	293,751
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	719	707,306
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)	1,083	995,851
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	473	334,287
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	811	559,770
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	811	527,415
		4,278,214
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	485	561,459
Security	Par (000)	Value
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52	$515	$370,096
4.00%, 02/01/50	607	465,046
4.85%, 04/15/49	417	363,788
5.15%, 04/15/53(a)	633	574,397
5.25%, 05/15/36(a)	241	242,199
5.63%, 05/15/54(a)	610	590,121
American Homes 4 Rent LP
3.38%, 07/15/51	240	162,018
4.30%, 04/15/52	475	376,906
American Tower Corp.
2.95%, 01/15/51	828	534,983
3.10%, 06/15/50(a)	1,137	763,709
3.70%, 10/15/49	409	308,693
AvalonBay Communities, Inc.
3.90%, 10/15/46	406	331,371
4.15%, 07/01/47	325	273,556
4.35%, 04/15/48	343	296,471
Camden Property Trust, 3.35%, 11/01/49	369	264,984
Crown Castle, Inc.
2.90%, 04/01/41	583	433,581
3.25%, 01/15/51	617	415,478
4.00%, 11/15/49	377	290,040
4.15%, 07/01/50	245	194,772
4.75%, 05/15/47	427	375,022
5.20%, 02/15/49	546	500,941
Equinix, Inc.
2.95%, 09/15/51	293	185,611
3.00%, 07/15/50	308	199,174
3.40%, 02/15/52	318	219,671
ERP Operating LP
4.00%, 08/01/47(a)	300	246,072
4.50%, 07/01/44	677	616,911
4.50%, 06/01/45	422	374,303
Essex Portfolio LP
2.65%, 09/01/50	334	202,232
4.50%, 03/15/48	392	336,399
Federal Realty OP LP
3.63%, 08/01/46(a)	279	207,593
4.50%, 12/01/44	563	499,528
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	265	263,896
6.25%, 09/15/54(a)	375	375,038
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	198	187,582
Healthpeak OP LLC, 6.75%, 02/01/41	194	215,803
Kimco Realty OP LLC
3.70%, 10/01/49	387	294,269
4.13%, 12/01/46	396	335,808
4.25%, 04/01/45	535	459,646
4.45%, 09/01/47	348	303,821
Mid-America Apartments LP, 2.88%, 09/15/51	375	241,772
NNN REIT, Inc.
3.00%, 04/15/52	655	419,724
3.10%, 04/15/50	435	289,506
3.50%, 04/15/51	479	345,334
4.80%, 10/15/48	301	270,545
Prologis LP
2.13%, 10/15/50	388	213,151
3.00%, 04/15/50	517	348,179
3.05%, 03/01/50	348	235,666

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 09/15/48	$511	$436,105
5.25%, 06/15/53	1,028	994,501
5.25%, 03/15/54	900	867,085
Public Storage Operating Co., 5.35%, 08/01/53	1,027	1,006,508
Realty Income Corp.
4.65%, 03/15/47	647	580,006
5.38%, 09/01/54	635	623,027
Regency Centers LP
4.40%, 02/01/47	429	374,256
4.65%, 03/15/49	298	264,852
Simon Property Group LP
3.25%, 09/13/49(a)	1,239	871,255
3.80%, 07/15/50	724	557,685
4.25%, 10/01/44	997	855,795
4.25%, 11/30/46	615	520,802
4.75%, 03/15/42	213	200,557
5.85%, 03/08/53(a)	475	493,465
6.65%, 01/15/54(a)	745	846,063
6.75%, 02/01/40	310	361,169
Trust 2401
6.39%, 01/15/50(b)	35	33,997
6.95%, 01/30/44(b)	60	63,000
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	795	764,032
6.95%, 01/30/44(a)(b)	720	746,050
Ventas Realty LP
4.38%, 02/01/45(a)	292	252,875
4.88%, 04/15/49	412	368,238
5.70%, 09/30/43(a)	288	295,315
VICI Properties LP
5.63%, 05/15/52	907	852,213
6.13%, 04/01/54(a)	267	268,824
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	478	402,058
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	472	415,568
Welltower OP LLC
4.95%, 09/01/48(a)	602	569,380
5.13%, 03/15/43(a)	215	208,958
6.50%, 03/15/41	265	300,659
Weyerhaeuser Co., 4.00%, 03/09/52	296	228,402
		31,638,106
Retail — 2.6%
7-Eleven, Inc.
2.50%, 02/10/41(b)	216	152,610
2.80%, 02/10/51(a)(b)	1,325	815,620
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(a)(b)	596	486,027
3.63%, 05/13/51(b)	325	237,701
3.80%, 01/25/50(b)	923	700,765
4.50%, 07/26/47(b)	474	409,434
5.62%, 02/12/54(a)(b)	575	576,606
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(b)	210	156,334
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,595	1,264,347
Darden Restaurants, Inc., 4.55%, 02/15/48	334	280,836
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	693	505,021
Dollar General Corp.
4.13%, 04/03/50	456	362,758
5.50%, 11/01/52(a)	255	249,296
Dollar Tree, Inc., 3.38%, 12/01/51	227	152,628
Security	Par (000)	Value
Retail (continued)
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	$185	$198,172
Home Depot, Inc.(The)
2.38%, 03/15/51	1,244	723,112
2.75%, 09/15/51(a)	951	598,612
3.13%, 12/15/49	1,653	1,144,053
3.30%, 04/15/40	1,101	914,417
3.35%, 04/15/50	1,861	1,330,694
3.50%, 09/15/56	1,070	759,287
3.63%, 04/15/52	1,395	1,037,355
3.90%, 06/15/47	1,477	1,191,189
4.20%, 04/01/43	1,008	888,766
4.25%, 04/01/46	1,851	1,593,508
4.40%, 03/15/45	942	834,777
4.50%, 12/06/48	1,711	1,498,376
4.88%, 02/15/44	1,020	970,096
4.95%, 09/15/52(a)	1,027	948,215
5.30%, 06/25/54(a)	1,460	1,415,647
5.40%, 09/15/40	414	429,647
5.40%, 06/25/64	610	595,303
5.88%, 12/16/36(a)	2,809	3,074,123
5.95%, 04/01/41	872	950,691
Lowe's Companies, Inc.
2.80%, 09/15/41	1,062	779,059
3.00%, 10/15/50	1,727	1,121,409
3.50%, 04/01/51	514	365,988
3.70%, 04/15/46	1,329	1,026,805
4.05%, 05/03/47	1,510	1,215,426
4.25%, 04/01/52(a)	1,414	1,129,393
4.38%, 09/15/45	378	322,331
4.45%, 04/01/62(a)	1,290	1,023,247
4.55%, 04/05/49	627	536,908
4.65%, 04/15/42	509	470,378
5.00%, 04/15/40	165	162,740
5.00%, 09/15/43	215	211,065
5.13%, 04/15/50	464	425,604
5.63%, 04/15/53(a)	1,390	1,369,073
5.75%, 07/01/53(a)	484	486,272
5.80%, 10/15/36	120	129,155
5.80%, 09/15/62(a)	1,004	996,900
5.85%, 04/01/63	519	518,200
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,601
McDonald's Corp.
3.63%, 05/01/43	561	450,401
3.63%, 09/01/49	2,083	1,570,403
3.70%, 02/15/42	478	399,474
4.20%, 04/01/50	1,142	942,373
4.45%, 03/01/47	1,325	1,159,426
4.45%, 09/01/48	1,156	1,003,105
4.60%, 05/26/45	1,311	1,182,606
4.88%, 07/15/40	244	239,022
4.88%, 12/09/45	2,451	2,274,315
5.15%, 09/09/52(a)	911	858,752
5.45%, 08/14/53(a)	498	491,177
5.70%, 02/01/39(a)	225	241,336
6.30%, 10/15/37	762	860,564
6.30%, 03/01/38	652	731,666
Starbucks Corp.
3.35%, 03/12/50	445	313,222
3.50%, 11/15/50(a)	1,334	965,033
3.75%, 12/01/47	524	406,637
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.30%, 06/15/45(a)	$301	$259,351
4.45%, 08/15/49(a)	1,023	873,189
4.50%, 11/15/48	1,034	889,619
Target Corp.
2.95%, 01/15/52(a)	920	607,363
3.63%, 04/15/46	667	524,726
3.90%, 11/15/47	620	499,904
4.00%, 07/01/42	949	819,912
4.80%, 01/15/53(a)	1,125	1,027,542
6.50%, 10/15/37	124	142,392
7.00%, 01/15/38	400	476,700
Tiffany & Co., 4.90%, 10/01/44	236	225,734
TJX Companies, Inc. (The), 4.50%, 04/15/50(a)	445	393,149
Walmart, Inc.
2.50%, 09/22/41	980	728,706
2.65%, 09/22/51	1,364	878,948
2.95%, 09/24/49	536	372,328
3.63%, 12/15/47	507	404,151
3.95%, 06/28/38	484	458,659
4.00%, 04/11/43	392	345,539
4.05%, 06/29/48	1,705	1,444,773
4.30%, 04/22/44	305	280,581
4.50%, 09/09/52	1,044	932,003
4.50%, 04/15/53(a)	1,366	1,220,808
4.88%, 07/08/40	135	136,746
5.00%, 10/25/40	295	303,895
5.63%, 04/01/40	557	605,709
5.63%, 04/15/41	590	637,415
6.20%, 04/15/38(a)	680	776,789
6.50%, 08/15/37	985	1,155,880
		71,253,600
Semiconductors — 2.1%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	201	172,202
Analog Devices, Inc.
2.80%, 10/01/41	603	454,153
2.95%, 10/01/51(a)	765	506,006
5.30%, 12/15/45(a)	215	214,666
5.30%, 04/01/54	430	421,394
Applied Materials, Inc.
2.75%, 06/01/50(a)	639	422,529
4.35%, 04/01/47(a)	855	757,610
5.85%, 06/15/41	415	450,107
Broadcom, Inc.
3.19%, 11/15/36(b)	3,359	2,897,723
3.50%, 02/15/41	2,415	2,000,549
3.75%, 02/15/51(a)	1,751	1,350,045
4.90%, 02/15/38	2,270	2,257,459
4.93%, 05/15/37(b)	3,012	3,012,749
5.70%, 01/15/56	635	652,062
Foundry JV Holdco LLC
6.20%, 01/25/37(b)	1,625	1,740,199
6.30%, 01/25/39(b)	1,055	1,141,003
6.40%, 01/25/38(b)	1,001	1,088,437
Intel Corp.
2.80%, 08/12/41	1,055	751,259
3.05%, 08/12/51(a)	1,186	745,263
3.10%, 02/15/60	928	531,053
3.20%, 08/12/61	720	418,057
3.25%, 11/15/49	1,272	832,771
3.73%, 12/08/47	2,221	1,607,907
4.10%, 05/19/46	1,484	1,153,595
Security	Par (000)	Value
Semiconductors (continued)
4.10%, 05/11/47	$1,111	$858,115
4.25%, 12/15/42	930	769,381
4.60%, 03/25/40	704	640,068
4.75%, 03/25/50	2,468	2,061,563
4.80%, 10/01/41	1,046	944,450
4.90%, 07/29/45	1,016	890,746
4.90%, 08/05/52	1,553	1,310,533
4.95%, 03/25/60	963	797,250
5.05%, 08/05/62	884	735,809
5.60%, 02/21/54(a)	1,032	974,617
5.63%, 02/10/43	1,370	1,342,554
5.70%, 02/10/53	1,891	1,795,959
5.90%, 02/10/63	1,216	1,170,010
KLA Corp.
3.30%, 03/01/50	704	499,907
4.95%, 07/15/52	1,127	1,044,204
5.00%, 03/15/49	330	308,842
5.25%, 07/15/62	773	730,036
Lam Research Corp.
2.88%, 06/15/50	698	460,637
3.13%, 06/15/60	210	133,383
4.88%, 03/15/49	693	645,157
Micron Technology, Inc.
3.37%, 11/01/41	246	195,014
3.48%, 11/01/51	116	85,071
NVIDIA Corp.
3.50%, 04/01/40	894	770,851
3.50%, 04/01/50(a)	1,826	1,393,776
3.70%, 04/01/60	433	325,006
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	420	311,779
3.25%, 05/11/41	876	673,806
3.25%, 11/30/51(a)	206	138,259
QUALCOMM, Inc.
3.25%, 05/20/50(a)	704	492,468
4.30%, 05/20/47	1,428	1,212,539
4.50%, 05/20/52	865	733,624
4.80%, 05/20/45	1,283	1,184,263
6.00%, 05/20/53	1,058	1,118,789
Texas Instruments, Inc.
2.70%, 09/15/51	416	259,759
3.88%, 03/15/39	754	681,328
4.10%, 08/16/52	216	175,151
4.15%, 05/15/48	1,282	1,078,297
5.00%, 03/14/53	573	536,572
5.05%, 05/18/63	1,472	1,342,448
5.15%, 02/08/54(a)	635	611,254
TSMC Arizona Corp.
3.13%, 10/25/41	480	404,493
3.25%, 10/25/51	141	111,000
4.50%, 04/22/52(a)	460	449,494
		57,977,060
Software — 3.0%
Fidelity National Information Services, Inc.
3.10%, 03/01/41(a)	558	414,545
4.50%, 08/15/46	207	174,813
5.63%, 07/15/52(a)	190	187,092
Series 30Y, 4.75%, 05/15/48(a)	230	199,119
Fiserv, Inc., 4.40%, 07/01/49	1,853	1,466,261
Intuit, Inc., 5.50%, 09/15/53(a)	948	897,217

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.50%, 09/15/50(a)	$1,816	$1,120,955
2.53%, 06/01/50	6,496	4,044,616
2.68%, 06/01/60	3,581	2,073,250
2.92%, 03/17/52	5,849	3,896,545
3.04%, 03/17/62	1,909	1,200,001
3.45%, 08/08/36(a)	1,695	1,565,371
3.50%, 11/15/42(a)	156	130,354
3.70%, 08/08/46	2,144	1,750,805
3.75%, 02/12/45(a)	552	462,071
3.95%, 08/08/56	366	290,748
4.00%, 02/12/55(a)	451	364,925
4.10%, 02/06/37(a)	786	769,273
4.25%, 02/06/47	1,471	1,308,566
4.45%, 11/03/45(a)	1,045	966,312
4.50%, 10/01/40(a)	483	477,661
4.50%, 06/15/47	665	611,249
4.50%, 02/06/57(a)	790	708,546
4.75%, 11/03/55(a)	206	189,495
5.20%, 06/01/39(a)	531	562,617
5.30%, 02/08/41	701	734,640
MSCI, Inc., 5.15%, 03/15/36	475	470,685
Oracle Corp.
3.60%, 04/01/40	3,308	2,499,840
3.60%, 04/01/50	4,557	2,850,527
3.65%, 03/25/41	1,637	1,215,816
3.80%, 11/15/37	2,256	1,855,374
3.85%, 07/15/36(a)	667	568,681
3.85%, 04/01/60	3,393	2,064,114
3.95%, 03/25/51	3,545	2,346,631
4.00%, 07/15/46	3,099	2,161,871
4.00%, 11/15/47	2,267	1,563,169
4.10%, 03/25/61	1,261	807,183
4.13%, 05/15/45	2,327	1,680,712
4.38%, 05/15/55	1,275	881,289
4.50%, 07/08/44	1,287	992,622
5.38%, 07/15/40	2,420	2,213,930
5.38%, 09/27/54	2,071	1,676,697
5.50%, 09/27/64	1,104	873,074
5.55%, 02/06/53	2,152	1,789,596
5.88%, 09/26/45	1,390	1,259,431
5.95%, 09/26/55	1,970	1,733,588
6.00%, 08/03/55	1,930	1,700,153
6.10%, 09/26/65	1,835	1,590,072
6.13%, 07/08/39	1,621	1,609,368
6.13%, 08/03/65(a)	585	508,298
6.50%, 04/15/38(a)	1,676	1,736,512
6.55%, 02/04/46	4,200	4,092,696
6.70%, 02/04/56	4,040	3,917,831
6.85%, 02/04/66	4,200	4,023,656
6.90%, 11/09/52	2,767	2,738,252
Salesforce, Inc.
2.70%, 07/15/41	1,097	779,159
2.90%, 07/15/51(a)	1,565	957,879
3.05%, 07/15/61(a)	1,183	688,853
Synopsys, Inc., 5.70%, 04/01/55	1,815	1,813,951
		84,228,557
Telecommunications — 5.5%
America Movil SAB de CV
4.38%, 07/16/42	562	502,257
4.38%, 04/22/49(a)	993	849,843
Security	Par (000)	Value
Telecommunications (continued)
6.13%, 11/15/37	$194	$212,443
6.13%, 03/30/40	1,744	1,895,196
AT&T, Inc.
3.10%, 02/01/43	526	393,379
3.30%, 02/01/52	1,204	795,057
3.50%, 06/01/41(a)	2,708	2,173,238
3.50%, 09/15/53	7,638	5,210,400
3.50%, 02/01/61	294	190,686
3.55%, 09/15/55	7,636	5,169,729
3.65%, 06/01/51	3,138	2,248,514
3.65%, 09/15/59	6,355	4,277,473
3.80%, 12/01/57	5,903	4,141,283
3.85%, 06/01/60	1,972	1,377,131
4.30%, 12/15/42	1,496	1,290,930
4.35%, 06/15/45	1,216	1,022,480
4.50%, 03/09/48	1,741	1,461,384
4.55%, 03/09/49	1,058	889,054
4.65%, 06/01/44	492	434,518
4.75%, 05/15/46	1,980	1,741,934
4.80%, 06/15/44	203	181,594
4.85%, 03/01/39	1,055	1,015,052
4.85%, 07/15/45(a)	252	227,275
4.90%, 08/15/37	771	760,772
5.15%, 03/15/42(a)	306	294,259
5.15%, 11/15/46	1,009	938,322
5.15%, 02/15/50	677	613,026
5.25%, 03/01/37	1,199	1,226,483
5.35%, 09/01/40	783	781,009
5.45%, 03/01/47	629	603,845
5.55%, 08/15/41(a)	602	602,766
5.55%, 11/01/45	1,095	1,077,751
5.65%, 02/15/47(a)	925	937,208
5.70%, 11/01/54(a)	1,770	1,717,309
5.70%, 03/01/57(a)	405	393,741
6.00%, 08/15/40(a)	415	439,730
6.00%, 04/30/56	100	100,863
6.05%, 08/15/56	1,535	1,562,400
6.25%, 03/29/41	380	402,267
6.30%, 01/15/38	391	429,292
6.38%, 03/01/41(a)	446	485,554
6.55%, 02/15/39	258	288,067
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	149	108,181
4.30%, 07/29/49	329	270,974
4.46%, 04/01/48	1,116	945,839
5.55%, 02/15/54(a)	592	581,036
Series US-4, 3.65%, 03/17/51(a)	346	255,248
Series US-6, 3.20%, 02/15/52(a)	195	131,017
British Telecommunications PLC, 4.25%, 11/08/49(b)	220	183,122
Cisco Systems, Inc.
5.30%, 02/26/54(a)	1,834	1,784,233
5.35%, 02/26/64	954	913,252
5.50%, 01/15/40	1,930	2,026,261
5.50%, 02/24/55	590	593,079
5.90%, 02/15/39	1,957	2,140,068
Corning, Inc.
3.90%, 11/15/49	320	252,699
4.38%, 11/15/57	658	549,889
4.70%, 03/15/37	165	162,914
4.75%, 03/15/42(a)	306	288,016
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 11/15/48	$509	$505,794
5.45%, 11/15/79	769	729,708
5.75%, 08/15/40(a)	501	531,706
5.85%, 11/15/68	396	392,928
7.25%, 08/15/36(a)	195	197,880
Deutsche Telekom AG, 3.63%, 01/21/50(b)	850	630,371
Deutsche Telekom International Finance BV
4.75%, 06/21/38(a)(b)	416	409,458
4.88%, 03/06/42(b)	397	376,965
Juniper Networks, Inc., 5.95%, 03/15/41	209	213,003
Motorola Solutions, Inc., 5.50%, 09/01/44(a)	234	232,799
Nokia OYJ, 6.63%, 05/15/39	305	330,300
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	558	512,534
Orange SA
5.38%, 01/13/42	623	619,851
5.50%, 02/06/44(a)	664	670,125
5.75%, 01/13/56(b)	225	231,828
Rogers Communications, Inc.
3.70%, 11/15/49(a)	673	508,277
4.30%, 02/15/48	603	492,168
4.35%, 05/01/49(a)	745	607,205
4.50%, 03/15/42	675	590,039
4.50%, 03/15/43	361	309,779
4.55%, 03/15/52	1,081	882,694
5.00%, 03/15/44	728	661,314
5.45%, 10/01/43	636	609,791
7.50%, 08/15/38	523	614,045
Telefonica Emisiones SA
4.67%, 03/06/38	376	349,574
4.90%, 03/06/48	1,122	964,506
5.21%, 03/08/47	2,422	2,179,849
5.52%, 03/01/49(a)	1,090	1,018,368
7.05%, 06/20/36	1,903	2,153,615
TELUS Corp.
4.30%, 06/15/49	10	8,172
4.60%, 11/16/48	75	65,175
T-Mobile USA, Inc.
3.00%, 02/15/41	1,694	1,288,827
3.30%, 02/15/51(a)	3,342	2,279,447
3.40%, 10/15/52	3,314	2,260,093
3.60%, 11/15/60(a)	367	246,961
4.38%, 04/15/40	1,565	1,429,145
4.50%, 04/15/50(a)	2,451	2,056,565
5.25%, 06/15/55	1,330	1,226,696
5.50%, 01/15/55(a)	1,557	1,484,979
5.65%, 01/15/53(a)	2,525	2,471,739
5.70%, 01/15/56(a)	1,020	1,005,857
5.75%, 01/15/54	2,016	2,003,197
5.80%, 09/15/62	371	370,103
5.85%, 02/15/56(a)	2,040	2,048,233
5.88%, 11/15/55	1,305	1,318,172
6.00%, 06/15/54	1,630	1,670,518
Verizon Communications, Inc.
2.65%, 11/20/40	3,280	2,390,054
2.85%, 09/03/41	1,323	969,518
2.88%, 11/20/50	2,719	1,719,636
2.99%, 10/30/56(a)	2,142	1,305,602
3.00%, 11/20/60(a)	319	190,343
3.40%, 03/22/41	3,182	2,533,474
3.55%, 03/22/51	3,753	2,719,672
Security	Par (000)	Value
Telecommunications (continued)
3.70%, 03/22/61	$2,510	$1,736,404
3.85%, 11/01/42(a)	767	633,103
3.88%, 03/01/52(a)	1,120	845,201
4.00%, 03/22/50	1,734	1,365,761
4.13%, 08/15/46	1,439	1,179,602
4.52%, 09/15/48	1,567	1,330,929
4.67%, 03/15/55	909	767,533
4.75%, 11/01/41	586	547,661
4.81%, 03/15/39	2,155	2,080,674
4.86%, 08/21/46	2,837	2,555,694
5.01%, 04/15/49	932	849,501
5.01%, 08/21/54	931	830,835
5.25%, 03/16/37	2,173	2,211,505
5.40%, 07/02/37	1,140	1,173,244
5.50%, 03/16/47	928	914,440
5.50%, 02/23/54(a)	1,183	1,153,943
5.75%, 11/30/45	1,665	1,683,105
5.88%, 11/30/55	1,710	1,721,448
6.00%, 11/30/65	1,777	1,783,831
6.55%, 09/15/43	891	989,605
Vodafone Group PLC
4.25%, 09/17/50(a)	1,194	958,785
4.38%, 02/19/43	1,010	880,520
4.88%, 06/19/49(a)	1,481	1,322,034
5.00%, 05/30/38	858	861,704
5.13%, 06/19/59(a)	165	149,389
5.25%, 05/30/48(a)	1,306	1,233,932
5.63%, 02/10/53(a)	143	139,068
5.75%, 06/28/54(a)	1,359	1,340,553
5.75%, 02/10/63	531	514,670
5.88%, 06/28/64	815	803,984
6.15%, 02/27/37	1,499	1,652,784
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	200	159,819
		152,501,255
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
5.10%, 05/15/44	211	193,832
6.35%, 03/15/40	477	515,238
Mattel, Inc.
5.45%, 11/01/41(a)	180	170,322
6.20%, 10/01/40	255	259,908
		1,139,300
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	641	409,414
3.05%, 02/15/51	982	658,940
3.30%, 09/15/51	872	613,281
3.55%, 02/15/50	811	605,745
3.90%, 08/01/46	791	644,657
4.05%, 06/15/48	824	678,474
4.13%, 06/15/47	825	692,543
4.15%, 04/01/45	1,085	926,590
4.15%, 12/15/48(a)	845	707,786
4.38%, 09/01/42	660	594,192
4.40%, 03/15/42	583	530,947
4.45%, 03/15/43	933	843,791
4.45%, 01/15/53	1,053	900,950
4.55%, 09/01/44	835	755,000
4.70%, 09/01/45	551	507,323

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.90%, 04/01/44(a)	$1,042	$992,507
4.95%, 09/15/41	228	224,762
5.05%, 03/01/41(a)	593	591,697
5.15%, 09/01/43	751	739,406
5.20%, 04/15/54	1,606	1,535,491
5.40%, 06/01/41	495	509,444
5.50%, 03/15/55	1,365	1,363,285
5.55%, 03/15/56	990	993,537
5.75%, 05/01/40(a)	892	951,679
5.80%, 03/15/56	890	930,463
6.15%, 05/01/37	898	1,007,096
6.20%, 08/15/36	360	403,160
Canadian National Railway Co.
2.45%, 05/01/50	723	440,126
3.20%, 08/02/46	647	479,628
3.50%, 11/15/42	148	117,042
3.65%, 02/03/48(a)	694	539,156
4.40%, 08/05/52(a)	614	532,493
4.45%, 01/20/49	701	611,040
4.50%, 11/07/43(a)	188	167,846
6.13%, 11/01/53	410	444,199
6.20%, 06/01/36	390	436,322
6.38%, 11/15/37	644	730,486
6.71%, 07/15/36	435	493,573
Canadian Pacific Railway Co.
3.00%, 12/02/41	883	675,985
3.10%, 12/02/51	1,660	1,133,413
3.50%, 05/01/50	750	554,462
4.20%, 11/15/69	506	386,727
4.30%, 05/15/43	401	354,729
4.70%, 05/01/48	608	552,748
4.80%, 08/01/45	531	500,378
4.95%, 08/15/45	322	307,106
5.75%, 01/15/42	243	251,699
5.95%, 05/15/37	683	749,611
6.13%, 09/15/2115	829	857,692
Central Japan Railway Co., 4.25%, 11/24/45(b)	200	171,213
CSX Corp.
2.50%, 05/15/51(a)	440	267,690
3.35%, 09/15/49	730	525,374
3.80%, 11/01/46	817	652,114
3.80%, 04/15/50	679	525,507
3.95%, 05/01/50	682	539,240
4.10%, 03/15/44	761	653,412
4.25%, 11/01/66	912	714,124
4.30%, 03/01/48	900	767,121
4.40%, 03/01/43	212	193,420
4.50%, 03/15/49	399	346,296
4.50%, 11/15/52	877	760,300
4.50%, 08/01/54	481	413,342
4.65%, 03/01/68	420	352,341
4.75%, 05/30/42	421	396,467
4.75%, 11/15/48(a)	642	579,848
4.90%, 03/15/55(a)	565	517,067
5.50%, 04/15/41	627	652,296
6.00%, 10/01/36	508	557,925
6.15%, 05/01/37	816	906,239
6.22%, 04/30/40	784	872,545
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	395	256,874
3.83%, 09/14/61(a)(b)	716	503,134
Security	Par (000)	Value
Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	$675	$487,223
4.70%, 05/07/50(b)	1,028	914,738
5.00%, 01/25/47(b)	360	338,824
ENA Master Trust, 4.00%, 05/19/48(a)(b)	450	355,739
FedEx Corp.
3.25%, 05/15/41	416	327,934
3.88%, 08/01/42	430	350,593
4.05%, 02/15/48	1,167	925,715
4.10%, 04/15/43	232	195,106
4.10%, 04/15/43(a)	225	189,219
4.10%, 02/01/45	348	285,510
4.40%, 01/15/47	740	602,586
4.50%, 02/01/65	169	125,764
4.55%, 04/01/46(a)	649	560,083
4.55%, 04/01/46	300	260,911
4.75%, 11/15/45	1,309	1,173,927
4.95%, 10/17/48(a)	587	537,705
4.95%, 10/17/48	80	73,282
5.10%, 01/15/44	322	306,894
5.25%, 05/15/50(a)	818	785,771
Norfolk Southern Corp.
2.90%, 08/25/51	525	336,443
3.05%, 05/15/50	848	567,819
3.16%, 05/15/55	822	540,046
3.40%, 11/01/49	452	323,856
3.70%, 03/15/53	398	295,254
3.94%, 11/01/47	771	617,513
3.95%, 10/01/42	266	225,119
4.05%, 08/15/52	773	608,793
4.10%, 05/15/49	529	427,491
4.10%, 05/15/2121	710	495,273
4.15%, 02/28/48	720	596,222
4.45%, 06/15/45	494	434,074
4.55%, 06/01/53	730	624,862
4.65%, 01/15/46	611	547,171
4.80%, 08/15/43	355	326,294
4.84%, 10/01/41	512	490,401
5.10%, 08/01/2118(a)	395	344,585
5.35%, 08/01/54(a)	1,005	971,199
5.95%, 03/15/64	340	350,798
Polar Tankers, Inc., 5.95%, 05/10/37(b)	161	174,714
TTX Co.
3.90%, 02/01/45(b)	255	211,280
4.20%, 07/01/46(b)	475	410,035
4.60%, 02/01/49(b)	441	394,738
4.65%, 06/15/44(b)	75	67,708
5.65%, 12/01/52(b)	250	256,179
Union Pacific Corp.
2.89%, 04/06/36	680	585,181
2.95%, 03/10/52	827	536,511
2.97%, 09/16/62	893	535,627
3.20%, 05/20/41	933	748,571
3.25%, 02/05/50	1,775	1,249,172
3.35%, 08/15/46	339	251,294
3.38%, 02/14/42	280	224,741
3.50%, 02/14/53	1,180	852,523
3.55%, 08/15/39	762	662,481
3.55%, 05/20/61	558	384,012
3.60%, 09/15/37(a)	863	779,222
3.75%, 02/05/70	870	601,592
Schedule of Investments

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 10/01/51	$1,055	$809,848
3.80%, 04/06/71	856	601,098
3.84%, 03/20/60	2,195	1,622,112
3.85%, 02/14/72	420	296,142
3.88%, 02/01/55	456	349,011
3.95%, 08/15/59	962	728,767
4.00%, 04/15/47	580	474,722
4.05%, 11/15/45	317	264,442
4.05%, 03/01/46	533	441,885
4.10%, 09/15/67	713	536,812
4.30%, 03/01/49(a)	648	548,637
4.50%, 09/10/48	457	399,659
4.95%, 09/09/52	653	608,642
4.95%, 05/15/53	527	486,515
5.15%, 01/20/63	323	300,358
5.60%, 12/01/54(a)	970	982,347
United Parcel Service, Inc.
3.40%, 11/15/46	505	380,121
3.40%, 09/01/49(a)	769	558,372
3.63%, 10/01/42	158	130,068
3.75%, 11/15/47	1,174	924,486
4.25%, 03/15/49	753	630,633
4.88%, 11/15/40	732	720,884
5.05%, 03/03/53	1,079	1,000,824
5.20%, 04/01/40(a)	678	696,285
5.30%, 04/01/50(a)	1,377	1,337,766
5.50%, 05/22/54	1,090	1,078,792
5.60%, 05/22/64(a)	530	522,481
5.95%, 05/14/55(a)	1,215	1,275,932
6.05%, 05/14/65	790	825,845
6.20%, 01/15/38	1,659	1,864,455
		91,996,769
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	874	573,574
4.50%, 03/30/45	230	195,525
5.20%, 03/15/44(a)	439	422,938
6.05%, 06/05/54	1,100	1,137,501
		2,329,538
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51(a)	545	377,050
3.45%, 05/01/50	380	274,492
3.75%, 09/01/47	610	474,618
4.00%, 12/01/46	360	288,402
4.15%, 06/01/49	575	468,101
4.20%, 09/01/48	560	463,624
Security	Par (000)	Value
Water (continued)
4.30%, 12/01/42	$566	$507,447
4.30%, 09/01/45(a)	331	285,604
5.45%, 03/01/54	885	868,667
5.70%, 09/01/55	1,215	1,230,639
6.59%, 10/15/37	742	854,346
Essential Utilities, Inc.
3.35%, 04/15/50	476	333,923
4.28%, 05/01/49	355	292,614
5.30%, 05/01/52	570	538,518
		7,258,045
Total Long-Term Investments — 97.8% (Cost: $3,035,235,959)		2,716,526,011
	Shares
Short-Term Securities
Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(g)(h)(i)	318,547,870	318,707,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	9,860,000	9,860,000
Total Short-Term Securities — 11.8% (Cost: $328,468,119)		328,567,144
Total Investments — 109.6% (Cost: $3,363,704,078)		3,045,093,155
Liabilities in Excess of Other Assets — (9.6)%		(266,373,917)
Net Assets — 100.0%		$2,778,719,238

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$312,794,443	$5,911,621 (a)	$—	$4,049	$(2,969)	$318,707,144	318,547,870	$740,542 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,420,000	—	(15,560,000)(a)	—	—	9,860,000	9,860,000	907,305	—
				$4,049	$(2,969)	$328,567,144		$1,647,847	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,716,526,011	$—	$2,716,526,011
Short-Term Securities
Money Market Funds	328,567,144	—	—	328,567,144
	$328,567,144	$2,716,526,011	$—	$3,045,093,155
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
February 28, 2026

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$16,738,254,696	$22,219,577,030	$17,989,065,044	$2,716,526,011
Investments, at value—affiliated(c)	1,734,622,899	1,447,314,925	2,309,678,514	328,567,144
Cash	19,134,274	26,083,511	9,981,447	3,575,070
Foreign currency, at value(d)	90	1,433	—	—
Receivables:
Investments sold	118,056,833	320,486,963	337,663,078	23,136,429
Securities lending income—affiliated	408,981	373,550	490,709	71,963
Capital shares sold	3,330,454	6,537,771	2,775,546	772,309
Dividends—affiliated	55,843	183,735	141,821	31,688
Interest—unaffiliated	213,158,872	255,987,821	229,967,288	40,236,226
Total assets	18,827,022,942	24,276,546,739	20,879,763,447	3,112,916,840
LIABILITIES
Collateral on securities loaned, at value	1,729,907,741	1,446,917,354	2,300,156,274	318,686,644
Payables:
Investments purchased	96,405,115	212,017,905	286,933,724	14,635,319
Capital shares redeemed	—	—	—	790,093
Investment advisory fees	515,569	684,815	553,961	85,546
Total liabilities	1,826,828,425	1,659,620,074	2,587,643,959	334,197,602
Commitments and contingent liabilities
NET ASSETS	$17,000,194,517	$22,616,926,665	$18,292,119,488	$2,778,719,238
NET ASSETS CONSIST OF
Paid-in capital	$17,499,386,968	$22,835,334,070	$18,984,789,102	$3,229,861,802
Accumulated loss	(499,192,451)	(218,407,405)	(692,669,614)	(451,142,564)
NET ASSETS	$17,000,194,517	$22,616,926,665	$18,292,119,488	$2,778,719,238
NET ASSET VALUE
Shares outstanding	324,350,000	424,900,000	335,450,000	54,000,000
Net asset value	$52.41	$53.23	$54.53	$51.46
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$17,055,937,184	$21,894,030,310	$17,709,159,993	$3,035,235,959
(b) Securities loaned, at value	$1,670,416,464	$1,397,846,923	$2,223,631,394	$307,187,250
(c) Investments, at cost—affiliated	$1,734,151,899	$1,446,626,649	$2,308,967,325	$328,468,119
(d) Foreign currency, at cost	$78	$1,411	$—	$—
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended February 28, 2026

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,157,338	$2,440,245	$3,836,370	$907,305
Interest—unaffiliated	686,194,671	972,363,477	758,805,421	133,581,152
Securities lending income—affiliated—net	4,196,271	4,781,392	5,101,921	740,542
Other income—unaffiliated	808,007	1,391,036	46,391	183,772
Foreign taxes withheld	11	—	—	(153)
Total investment income	692,356,298	980,976,150	767,790,103	135,412,618
EXPENSES
Investment advisory	5,838,695	8,647,890	6,441,278	1,037,661
Interest expense	—	—	334	—
Total expenses	5,838,695	8,647,890	6,441,612	1,037,661
Net investment income	686,517,603	972,328,260	761,348,491	134,374,957
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(72,983,142)	(50,245,953)	(239,840,792)	(27,000,943)
Investments—affiliated	2,004	31,030	(19,023)	4,049
In-kind redemptions—unaffiliated(a)	35,019,247	122,908,649	85,557,364	(21,973,141)
	(37,961,891)	72,693,726	(154,302,451)	(48,970,035)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	345,751,695	289,182,760	695,281,980	49,716,866
Investments—affiliated	12,354	(30,054)	19,182	(2,969)
Foreign currency translations	11	22	—	—
	345,764,060	289,152,728	695,301,162	49,713,897
Net realized and unrealized gain	307,802,169	361,846,454	540,998,711	743,862
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$994,319,772	$1,334,174,714	$1,302,347,202	$135,118,819
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares 1-5 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$686,517,603	$528,530,528	$972,328,260	$859,358,091
Net realized gain (loss)	(37,961,891)	(21,982,609)	72,693,726	(121,100,116)
Net change in unrealized appreciation (depreciation)	345,764,060	253,499,589	289,152,728	622,977,007
Net increase in net assets resulting from operations	994,319,772	760,047,508	1,334,174,714	1,361,234,982
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(669,389,306)	(521,252,074)	(969,527,116)	(854,199,269)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,132,802,770	1,824,920,329	549,161,122	(155,581,087)
NET ASSETS
Total increase in net assets	4,457,733,236	2,063,715,763	913,808,720	351,454,626
Beginning of year	12,542,461,281	10,478,745,518	21,703,117,945	21,351,663,319
End of year	$17,000,194,517	$12,542,461,281	$22,616,926,665	$21,703,117,945

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares 5-10 Year Investment Grade Corporate Bond ETF		iShares 10+ Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$761,348,491	$627,618,131	$134,374,957	$127,138,875
Net realized loss	(154,302,451)	(130,907,504)	(48,970,035)	(23,895,952)
Net change in unrealized appreciation (depreciation)	695,301,162	549,521,632	49,713,897	26,176,940
Net increase in net assets resulting from operations	1,302,347,202	1,046,232,259	135,118,819	129,419,863
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(747,971,495)	(615,689,462)	(133,910,467)	(124,382,045)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,400,950,284	2,366,650,106	22,638,472	642,315,375
NET ASSETS
Total increase in net assets	2,955,325,991	2,797,192,903	23,846,824	647,353,193
Beginning of year	15,336,793,497	12,539,600,594	2,754,872,414	2,107,519,221
End of year	$18,292,119,488	$15,336,793,497	$2,778,719,238	$2,754,872,414

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$51.42	$50.35	$49.43	$56.64	$60.09
Net investment income(a)	2.42	2.31	2.09	1.66	1.36
Net realized and unrealized gain (loss)(b)	0.96	1.04	0.87	(7.28)	(3.43)
Net increase (decrease) from investment operations	3.38	3.35	2.96	(5.62)	(2.07)
Distributions from net investment income(c)	(2.39)	(2.28)	(2.04)	(1.59)	(1.38)
Net asset value, end of year	$52.41	$51.42	$50.35	$49.43	$56.64
Total Return(d)
Based on net asset value	6.72%	6.82%	6.14%	(9.99)%	(3.51)%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	4.70%	4.53%	4.20%	3.27%	2.27%
Supplemental Data
Net assets, end of year (000)	$17,000,195	$12,542,461	$10,478,746	$8,240,435	$6,582,071
Portfolio turnover rate(f)	12%	12%	10%	11%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$52.34	$51.07	$49.89	$52.72	$54.88
Net investment income(a)	2.37	2.12	1.71	1.11	0.81
Net realized and unrealized gain(b)	0.88	1.26	1.18	(2.86)	(2.02)
Net increase from investment operations	3.25	3.38	2.89	(1.75)	(1.21)
Distributions(c)
From net investment income	(2.36)	(2.11)	(1.71)	(1.07)	(0.86)
From net realized gain	—	—	—	(0.01)	(0.09)
Total distributions	(2.36)	(2.11)	(1.71)	(1.08)	(0.95)
Net asset value, end of year	$53.23	$52.34	$51.07	$49.89	$52.72
Total Return(d)
Based on net asset value	6.32%	6.77%	5.91%	(3.32)%	(2.20)%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.05%	0.06%
Net investment income	4.50%	4.11%	3.39%	2.21%	1.50%
Supplemental Data
Net assets, end of year (000)	$22,616,927	$21,703,118	$21,351,663	$24,248,111	$22,436,202
Portfolio turnover rate(f)	28%	29%	25%	26%	30%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$52.70	$51.10	$49.83	$56.71	$60.34
Net investment income(a)	2.52	2.32	2.02	1.57	1.34
Net realized and unrealized gain (loss)(b)	1.79	1.57	1.25	(6.91)	(3.49)
Net increase (decrease) from investment operations	4.31	3.89	3.27	(5.34)	(2.15)
Distributions(c)
From net investment income	(2.48)	(2.29)	(2.00)	(1.54)	(1.35)
From net realized gain	—	—	—	—	(0.13)
Total distributions	(2.48)	(2.29)	(2.00)	(1.54)	(1.48)
Net asset value, end of year	$54.53	$52.70	$51.10	$49.83	$56.71
Total Return(d)
Based on net asset value	8.36%	7.80%	6.71%	(9.47)%	(3.62)%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.05%	0.06%
Net investment income	4.73%	4.48%	4.02%	3.07%	2.24%
Supplemental Data
Net assets, end of year (000)	$18,292,119	$15,336,793	$12,539,601	$11,026,688	$11,188,899
Portfolio turnover rate(f)	27%	19%	21%	24%	27%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$51.21	$50.78	$50.34	$63.42	$68.68
Net investment income(a)	2.61	2.57	2.47	2.27	2.18
Net realized and unrealized gain (loss)(b)	0.24	0.39	0.39	(13.06)	(5.24)
Net increase (decrease) from investment operations	2.85	2.96	2.86	(10.79)	(3.06)
Distributions from net investment income(c)	(2.60)	(2.53)	(2.42)	(2.29)	(2.20)
Net asset value, end of year	$51.46	$51.21	$50.78	$50.34	$63.42
Total Return(d)
Based on net asset value	5.77%	5.97%	5.87%	(17.18)%	(4.62)%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.05%	0.06%
Net investment income	5.18%	5.05%	4.93%	4.26%	3.18%
Supplemental Data
Net assets, end of year (000)	$2,778,719	$2,754,872	$2,107,519	$1,600,835	$1,991,416
Portfolio turnover rate(f)	7%	6%	7%	9%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$328,747,358	$(328,747,358)	$—	$—
Barclays Capital, Inc.	18,974,693	(18,974,693)	—	—
BMO Capital Markets Corp.	5,401,662	(5,401,662)	—	—
BNP Paribas SA	121,799,012	(121,799,012)	—	—
BofA Securities, Inc.	53,485,140	(53,485,140)	—	—
Citadel Clearing LLC	4,716,799	(4,716,799)	—	—
Citigroup Global Markets, Inc.	42,352,508	(42,352,508)	—	—
Deutsche Bank Securities, Inc.	97,447,232	(97,447,232)	—	—
Goldman Sachs & Co. LLC	271,376,088	(271,376,088)	—	—
HSBC Securities (USA), Inc.	11,803,771	(11,803,771)	—	—
J.P. Morgan Securities LLC	356,794,188	(356,794,188)	—	—
Jefferies LLC	1,468,293	(1,468,293)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	20,195,496	(20,195,496)	—	—
Morgan Stanley	56,786,883	(56,786,883)	—	—
National Bank of Canada	38,382,415	(38,382,415)	—	—
Nomura Securities International, Inc.	21,932,476	(21,932,476)	—	—
Pershing LLC	41,957,771	(41,957,771)	—	—
RBC Capital Markets LLC	64,696,207	(64,696,207)	—	—
Scotia Capital (USA), Inc.	7,125,156	(7,125,156)	—	—
Scotia Capital, Inc.	13,737,040	(13,737,040)	—	—
State Street Bank & Trust Co.	2,063,900	(2,063,900)	—	—
TD Securities (USA) LLC	5,613,974	(5,613,974)	—	—
UBS Securities LLC	5,148,810	(5,148,810)	—	—
Wells Fargo Bank N.A.	6,732,376	(6,732,376)	—	—
Wells Fargo Securities LLC	71,677,216	(71,677,216)	—	—
	$1,670,416,464	$(1,670,416,464)	$—	$—
1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$189,912,102	$(189,912,102)	$—	$—
Barclays Capital, Inc.	19,101,595	(19,101,595)	—	—
BMO Capital Markets Corp.	11,490,247	(11,490,247)	—	—
BNP Paribas SA	42,988,546	(42,988,546)	—	—
BofA Securities, Inc.	48,190,486	(48,190,486)	—	—
Citadel Clearing LLC	344,320	(344,320)	—	—
Citigroup Global Markets, Inc.	66,953,474	(66,953,474)	—	—
Deutsche Bank Securities, Inc.	82,266,279	(82,266,279)	—	—
Goldman Sachs & Co. LLC	174,064,566	(174,064,566)	—	—
HSBC Securities (USA), Inc.	10,693,024	(10,693,024)	—	—
J.P. Morgan Securities LLC	407,501,557	(407,501,557)	—	—
Jefferies LLC	1,159,307	(1,159,307)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	25,702,212	(25,702,212)	—	—
Morgan Stanley	47,682,634	(47,682,634)	—	—
National Bank of Canada	47,542,503	(47,542,503)	—	—
Nomura Securities International, Inc.	25,112,408	(25,112,408)	—	—
Pershing LLC	56,720,765	(56,720,765)	—	—
RBC Capital Markets LLC	48,720,957	(48,720,957)	—	—
Scotia Capital (USA), Inc.	274,755	(274,755)	—	—
Scotia Capital, Inc.	3,758,026	(3,758,026)	—	—
TD Securities (USA) LLC	8,611,899	(8,611,899)	—	—
UBS Securities LLC	5,581,459	(5,581,459)	—	—
Wells Fargo Bank N.A.	3,127,237	(3,127,237)	—	—
Wells Fargo Securities LLC	70,346,565	(70,346,565)	—	—
	$1,397,846,923	$(1,397,846,923)	$—	$—
Notes to Financial Statements

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$452,700,673	$(452,700,673)	$—	$—
Barclays Capital, Inc.	23,336,447	(23,336,447)	—	—
BMO Capital Markets Corp.	6,970,894	(6,970,894)	—	—
BNP Paribas SA	95,563,780	(95,563,780)	—	—
BofA Securities, Inc.	74,615,602	(74,615,602)	—	—
Citadel Clearing LLC	5,329,121	(5,329,121)	—	—
Citigroup Global Markets, Inc.	58,134,655	(58,134,655)	—	—
Deutsche Bank Securities, Inc.	156,538,221	(156,538,221)	—	—
Goldman Sachs & Co. LLC	269,954,326	(269,954,326)	—	—
HSBC Securities (USA), Inc.	31,995,039	(31,995,039)	—	—
J.P. Morgan Securities LLC	398,830,601	(398,830,601)	—	—
Jefferies LLC	539,749	(539,749)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	31,192,977	(31,192,977)	—	—
Morgan Stanley	83,614,345	(83,614,345)	—	—
National Bank of Canada	56,900,854	(56,900,854)	—	—
Nomura Securities International, Inc.	39,710,143	(39,710,143)	—	—
Pershing LLC	47,960,777	(47,960,777)	—	—
RBC Capital Markets LLC	165,848,265	(165,848,265)	—	—
Scotia Capital (USA), Inc.	17,396,939	(17,396,939)	—	—
Scotia Capital, Inc.	1,053,264	(1,053,264)	—	—
State Street Bank & Trust Co.	187,039	(187,039)	—	—
TD Securities (USA) LLC	11,134,720	(11,134,720)	—	—
UBS Securities LLC	14,855,021	(14,855,021)	—	—
Wells Fargo Bank N.A.	10,980,197	(10,980,197)	—	—
Wells Fargo Securities LLC	168,287,745	(168,287,745)	—	—
	$2,223,631,394	$(2,223,631,394)	$—	$—
10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$67,233,796	$(67,233,796)	$—	$—
BMO Capital Markets Corp.	761,132	(761,132)	—	—
BNP Paribas SA	36,969,747	(36,969,747)	—	—
BofA Securities, Inc.	6,439,332	(6,439,332)	—	—
Citadel Clearing LLC	1,698,762	(1,698,762)	—	—
Citigroup Global Markets, Inc.	10,106,686	(10,106,686)	—	—
Deutsche Bank Securities, Inc.	8,822,413	(8,822,413)	—	—
Goldman Sachs & Co. LLC	67,852,508	(67,852,508)	—	—
HSBC Securities (USA), Inc.	412,337	(412,337)	—	—
J.P. Morgan Securities LLC	63,809,045	(63,809,045)	—	—
Jefferies LLC	24,063	(24,063)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,304,941	(3,304,941)	—	—
Morgan Stanley	5,815,716	(5,815,716)	—	—
National Bank Financial Inc.	3,500,142	(3,500,142)	—	—
Nomura Securities International, Inc.	987,290	(987,290)	—	—
Pershing LLC	4,854,696	(4,854,696)	—	—
RBC Capital Markets LLC	10,293,934	(10,293,934)	—	—
Scotia Capital (USA), Inc.	2,886,153	(2,886,153)	—	—
State Street Bank & Trust Co.	690,737	(690,737)	—	—
UBS Securities LLC	137,686	(137,686)	—	—
Wells Fargo Bank N.A.	205,204	(205,204)	—	—
Wells Fargo Securities LLC	10,380,930	(10,380,930)	—	—
	$307,187,250	$(307,187,250)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Broad USD Investment Grade Corporate Bond	$1,412,096
1-5 Year Investment Grade Corporate Bond	1,577,600
5-10 Year Investment Grade Corporate Bond	1,774,743
10+ Year Investment Grade Corporate Bond	251,816
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities	Other Securities
iShares ETF	Purchases	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$876,869	$1,861,832,461	$1,786,454,756
1-5 Year Investment Grade Corporate Bond	2,804,195	6,011,820,290	6,084,924,584
5-10 Year Investment Grade Corporate Bond	—	4,252,764,136	4,263,048,608
10+ Year Investment Grade Corporate Bond	—	192,280,750	181,679,505
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$5,719,702,027	$1,722,648,160
1-5 Year Investment Grade Corporate Bond	8,603,865,588	8,096,730,746
5-10 Year Investment Grade Corporate Bond	5,848,534,611	3,521,316,114
10+ Year Investment Grade Corporate Bond	2,206,663,296	2,176,727,732
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Broad USD Investment Grade Corporate Bond	$34,991,402	$ (34,991,402)
1-5 Year Investment Grade Corporate Bond	122,634,928	(122,634,928)
5-10 Year Investment Grade Corporate Bond	85,478,835	(85,478,835)
10+ Year Investment Grade Corporate Bond	(22,139,022)	22,139,022
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
Broad USD Investment Grade Corporate Bond
Ordinary income	$669,389,306	$521,252,074
1-5 Year Investment Grade Corporate Bond
Ordinary income	$969,527,116	$854,199,269
5-10 Year Investment Grade Corporate Bond
Ordinary income	$747,971,495	$615,689,462
10+ Year Investment Grade Corporate Bond
Ordinary income	$133,910,467	$124,382,045

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Broad USD Investment Grade Corporate Bond	$67,303,668	$(242,715,295)	$(323,780,824)	$(499,192,451)
1-5 Year Investment Grade Corporate Bond	85,863,307	(626,909,094)	322,638,382	(218,407,405)
5-10 Year Investment Grade Corporate Bond	72,875,534	(1,043,915,486)	278,370,338	(692,669,614)
10+ Year Investment Grade Corporate Bond	12,398,685	(144,103,346)	(319,437,903)	(451,142,564)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$18,796,658,432	$213,631,326	$(537,412,163)	$(323,780,837)
1-5 Year Investment Grade Corporate Bond	23,344,253,595	329,874,190	(7,235,830)	322,638,360
5-10 Year Investment Grade Corporate Bond	20,020,373,220	402,532,684	(124,162,346)	278,370,338
10+ Year Investment Grade Corporate Bond	3,364,531,058	6,873,627	(326,311,530)	(319,437,903)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	115,250,000	$5,925,931,739	52,250,000	$2,655,389,100
Shares redeemed	(34,800,000)	(1,793,128,969)	(16,450,000)	(830,468,771)
	80,450,000	$4,132,802,770	35,800,000	$1,824,920,329
1-5 Year Investment Grade Corporate Bond
Shares sold	168,300,000	$8,853,280,347	121,100,000	$6,258,576,579
Shares redeemed	(158,050,000)	(8,304,119,225)	(124,500,000)	(6,414,157,666)
	10,250,000	$549,161,122	(3,400,000)	$(155,581,087)
5-10 Year Investment Grade Corporate Bond
Shares sold	112,250,000	$5,997,655,423	115,850,000	$6,003,740,361
Shares redeemed	(67,800,000)	(3,596,705,139)	(70,250,000)	(3,637,090,255)
	44,450,000	$2,400,950,284	45,600,000	$2,366,650,106
10+ Year Investment Grade Corporate Bond
Shares sold	44,800,000	$2,259,612,128	39,400,000	$2,020,313,325
Shares redeemed	(44,600,000)	(2,236,973,656)	(27,100,000)	(1,377,997,950)
	200,000	$22,638,472	12,300,000	$642,315,375
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Broad USD Investment Grade Corporate Bond ETF
iShares 1-5 Year Investment Grade Corporate Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF
iShares 10+ Year Investment Grade Corporate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
Broad USD Investment Grade Corporate Bond	$537,448
1-5 Year Investment Grade Corporate Bond	1,173,007
5-10 Year Investment Grade Corporate Bond	1,748,294
10+ Year Investment Grade Corporate Bond	418,395
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
Broad USD Investment Grade Corporate Bond	$681,461,797
1-5 Year Investment Grade Corporate Bond	968,689,961
5-10 Year Investment Grade Corporate Bond	755,237,800
10+ Year Investment Grade Corporate Bond	133,675,700
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
Broad USD Investment Grade Corporate Bond	$531,678,653
1-5 Year Investment Grade Corporate Bond	708,093,803
5-10 Year Investment Grade Corporate Bond	577,835,950
10+ Year Investment Grade Corporate Bond	113,041,647
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million. This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.

2026 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

2026 iShares Annual Financial Statements and Additional Information

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iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares ESG Advanced Universal USD Bond ETF | EUSB | NYSE Arca

2

Schedule of Investments
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust 2025-1, 3.96%, 03/15/30	$250	$251,092
American Express Credit Account Master Trust
5.24%, 04/15/31	500	522,887
4.30%, 07/15/30	250	253,792
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	509,473
Honda Auto Receivables Owner Trust, 4.04%, 02/21/30	500	502,934
Total Asset-Backed Securities — 0.3% (Cost: $2,015,227)		2,040,178
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.7%
Bank, 2.56%, 05/15/64	200	183,667
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	98,220
Benchmark Mortgage Trust
5.18%, 04/15/57	100	103,376
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	476	475,119
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	94,624
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	91,240
BMO Mortgage Trust, 5.88%, 09/15/57(a)	100	99,980
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	38	38,160
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	198,226
Federal Home Loan Mortgage Corp., 4.40%, 06/25/35(a)	500	507,189
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	489,207
4.51%, 07/25/29	300	307,096
5.36%, 01/25/29(a)	950	989,401
GS Mortgage Securities Trust
2.12%, 05/12/53	250	235,912
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	175	173,400
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	53	52,987
Wells Fargo Commercial Mortgage Trust
5.59%, 07/15/58	700	737,028
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	551,787
		5,426,619
Total Collateralized Mortgage Obligations — 0.7% (Cost: $5,507,209)		5,426,619
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	50	52,823
7.50%, 06/01/29(b)	75	75,547
7.50%, 03/15/33(b)	55	59,376
7.75%, 04/15/28(b)	67	67,555
7.88%, 04/01/30(b)	85	89,578
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	47	46,127
4.63%, 03/15/30(b)(c)	40	39,257
5.00%, 08/15/27(b)	45	45,006
Security	Par (000)	Value
Advertising (continued)
7.38%, 02/15/31(b)	$30	$31,538
Stagwell Global LLC, 5.63%, 08/15/29(b)	75	69,027
		575,834
Aerospace & Defense — 0.0%
ATI, Inc.
4.88%, 10/01/29	25	24,941
5.13%, 10/01/31	25	25,119
5.88%, 12/01/27	25	24,988
7.25%, 08/15/30	30	31,412
		106,460
Agriculture — 0.0%
Darling Ingredients, Inc.
5.25%, 04/15/27(b)	40	39,999
6.00%, 06/15/30(b)	70	70,932
		110,931
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	27	27,253
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	110	112,136
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(b)	125	126,891
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(c)	37	35,416
Latam Airlines Group SA, 7.88%, 04/15/30(d)	110	114,765
United Airlines Pass-Through Trust
5.80%, 07/15/37	136	144,646
Series AA, 5.45%, 08/15/38	5	4,886
United Airlines, Inc., 4.63%, 04/15/29(b)	235	235,083
		801,076
Apparel — 0.0%
Crocs, Inc.
4.13%, 08/15/31(b)	30	28,029
4.25%, 03/15/29(b)	25	24,305
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	30	28,582
Under Armour, Inc., 7.25%, 07/15/30(b)(c)	25	25,908
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)	40	37,749
		144,573
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.00%, 03/24/28	200	192,568
2.25%, 01/12/29	295	281,617
4.40%, 09/05/29	115	116,505
4.45%, 10/22/27	120	121,132
4.80%, 03/05/30	10	10,244
4.85%, 10/23/31	125	128,462
4.90%, 03/12/27	5	5,055
4.90%, 01/10/34	105	106,628
5.10%, 01/08/36	20	20,170
5.15%, 07/09/32	5	5,188
5.20%, 03/05/35	100	102,293
Cummins, Inc.
1.50%, 09/01/30	110	99,273
2.60%, 09/01/50	55	34,209
4.70%, 02/15/31	125	128,615
4.88%, 10/01/43	55	53,419
5.15%, 02/20/34	65	67,856
5.30%, 05/09/35	30	31,573
5.45%, 02/20/54	70	69,854
General Motors Financial Co., Inc.
2.40%, 04/10/28	200	193,499
3.10%, 01/12/32	170	157,130
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.60%, 06/21/30	$320	$310,919
3.85%, 01/05/28	45	44,862
5.00%, 07/15/27	440	445,693
5.45%, 09/06/34	5	5,134
5.45%, 01/08/36	5	5,087
5.80%, 01/07/29	490	511,756
6.10%, 01/07/34	260	278,364
6.15%, 07/15/35	195	208,607
PACCAR Financial Corp.
4.00%, 08/08/28	10	10,086
4.00%, 09/26/29	15	15,110
4.55%, 03/03/28	195	198,598
4.60%, 01/31/29	5	5,120
5.00%, 05/13/27	60	60,989
Wabash National Corp., 4.50%, 10/15/28(b)(c)	25	23,064
		4,048,679
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)	75	78,514
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)	50	50,800
BorgWarner, Inc.
2.65%, 07/01/27	10	9,825
5.40%, 08/15/34(c)	145	150,630
Dana, Inc.
4.25%, 09/01/30	16	15,351
4.50%, 02/15/32	11	10,483
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	54,957
Lear Corp.
3.50%, 05/30/30	20	19,398
3.55%, 01/15/52	20	13,955
3.80%, 09/15/27	30	29,934
4.25%, 05/15/29	55	54,996
5.25%, 05/15/49(c)	10	9,233
LG Energy Solution Ltd., 5.38%, 07/02/29(d)	200	206,833
Phinia, Inc.
6.63%, 10/15/32(b)	30	31,170
6.75%, 04/15/29(b)	45	46,557
		782,636
Banks — 5.7%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	70	66,942
3.32%, 03/13/37, (5-year CMT + 1.90%)(a)(b)	60	55,015
5.52%, 12/03/35, (1-year CMT + 1.25%)(a)(b)	195	202,393
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	207,204
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	25	25,959
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(a)(b)	200	213,096
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	40	42,346
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	5	5,223
Banco Bradesco SA, 6.50%, 01/22/30(d)	200	210,411
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	207,081
Bank of China Ltd./Macau, 3.50%, 04/20/27(d)	400	398,734
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	35	36,482
Bank of Montreal
2.65%, 03/08/27	125	123,662
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	90	82,143
Security	Par (000)	Value
Banks (continued)
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	$135	$133,817
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	35	35,630
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	70	71,376
5.20%, 02/01/28	120	123,013
5.37%, 06/04/27	110	112,078
5.51%, 06/04/31	50	52,952
5.72%, 09/25/28	120	125,086
Series H, 4.70%, 09/14/27	125	126,554
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	20	19,129
1.65%, 01/28/31	35	31,458
1.80%, 07/28/31	95	84,451
3.00%, 10/30/28	115	112,226
3.25%, 05/16/27	115	114,499
3.30%, 08/23/29	105	102,629
3.40%, 01/29/28	173	172,062
3.85%, 04/28/28	127	127,473
3.85%, 04/26/29	35	35,097
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	120	119,088
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	75	75,542
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	50	50,723
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	115	118,587
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	105	107,702
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	10	10,291
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	20	20,804
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	100	104,039
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	45	46,790
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	85	88,581
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	5	5,265
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	55	56,708
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	75	81,191
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	90	100,931
Series J, 1.90%, 01/25/29	45	42,703
Bank of New Zealand, 4.85%, 02/07/28(b)	15	15,283
Bank of Nova Scotia(The)
2.15%, 08/01/31	175	157,988
2.45%, 02/02/32	60	54,297
2.95%, 03/11/27	90	89,304
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	115	115,724
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	120	117,931
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	30	30,509
4.85%, 02/01/30	45	46,307
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	75	77,675
5.25%, 06/12/28	65	66,947
5.40%, 06/04/27	120	122,388
5.45%, 08/01/29	120	125,644
5.65%, 02/01/34	75	80,198
Bank of the Philippine Islands, 5.00%, 04/07/30(d)	200	205,872
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(d)	200	206,853
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	5	5,210
6.04%, 06/15/35, (1-day SOFR + 2.26%)(a)(b)	20	21,466
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	205	212,746
6.84%, 09/13/34, (1-day SOFR + 2.77%)(a)(b)	215	241,193
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	125	124,597
3.60%, 04/07/32	95	91,420
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	120	120,721
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	15	15,256
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	150	152,623
5.24%, 06/28/27	190	193,471
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	$110	$114,145
5.26%, 04/08/29	115	119,269
6.09%, 10/03/33	95	104,115
Capital One NA, 4.65%, 09/13/28	250	253,901
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	206,284
China Construction Bank Corp., 4.21%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,468
Citizens Financial Group, Inc.
2.64%, 09/30/32	150	131,838
3.25%, 04/30/30	15	14,422
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	50	51,564
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	75	75,928
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	40	41,083
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	15	15,802
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	130	135,895
Commonwealth Bank of Australia
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	200	194,847
3.90%, 03/16/28(b)	200	200,683
3.90%, 07/12/47(b)	200	167,359
DIB Sukuk Ltd., 5.24%, 03/04/29(d)	200	205,561
DNB Bank ASA, 4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	10	10,270
Fifth Third Bancorp
2.55%, 05/05/27	90	88,636
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	50	49,414
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	100	100,561
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	280	285,786
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	195	205,493
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	35	36,804
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	15	15,568
8.25%, 03/01/38	45	55,755
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	35	35,974
Fifth Third Financial Corp.
4.00%, 02/01/29	125	124,912
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	15	15,722
First Abu Dhabi Bank PJSC
4.38%, 09/10/30(d)	200	202,105
5.00%, 02/28/29(d)	200	205,130
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	80	82,802
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	80	70,594
2.55%, 02/04/30	65	61,188
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	100	100,622
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	110	113,858
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	85	89,401
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	15	15,752
ING Groep NV
3.95%, 03/29/27	185	185,175
4.55%, 10/02/28	200	202,626
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	30	30,927
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	205	212,187
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	10	10,467
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	55	57,611
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	200	217,695
Kasikornbank PCL, 5.46%, 03/07/28(d)	200	205,108
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	15	15,369
6.32%, 09/21/34, (1-year CMT + 2.05%)(a)(b)	35	38,498
KEB Hana Bank, 5.75%, 10/24/28(d)	200	209,659
Security	Par (000)	Value
Banks (continued)
KeyBank N.A., 5.00%, 01/26/33	$30	$30,306
Keybank National Association, 4.39%, 12/14/27	250	251,965
KeyCorp
2.25%, 04/06/27	126	123,687
2.55%, 10/01/29	59	56,018
4.10%, 04/30/28	110	110,306
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	75	75,392
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)	60	61,543
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	50	50,407
6.40%, 03/06/35, (1-day SOFR + 2.42%)(a)	95	103,465
KFH Sukuk Co., 5.38%, 01/14/30(d)	200	206,904
Kookmin Bank, 4.50%, 02/01/29(d)	200	201,603
Korea Development Bank (The), 2.00%, 10/25/31	200	182,369
Kreditanstalt fuer Wiederaufbau
4.00%, 06/28/27	5	5,034
4.13%, 07/15/33	400	408,701
4.63%, 03/18/30	120	125,114
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	110	104,226
4.38%, 02/15/28(d)	10	10,154
4.63%, 02/13/30(d)	5	5,184
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	30	26,713
1.00%, 02/25/28(d)	55	52,455
3.00%, 05/21/29(d)	40	39,437
3.63%, 10/08/30	50	50,191
3.88%, 09/28/27	35	35,221
3.88%, 06/14/28	55	55,513
4.13%, 05/28/30	30	30,696
4.13%, 02/06/31(d)	80	81,935
4.63%, 04/17/29	55	56,884
5.00%, 10/24/33	80	86,190
Series 37, 2.50%, 11/15/27	135	132,891
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	25	25,174
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	110	111,789
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	90	91,294
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	95	98,098
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	70	71,750
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	80	81,181
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	145	133,847
3.62%, 06/03/30(b)	115	111,321
4.33%, 06/12/28(b)	55	55,632
6.80%, 01/18/33(b)	25	27,586
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	105	96,498
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)	105	105,059
4.44%, 06/21/33, (1-day SOFR + 2.41%)(a)(b)	105	104,543
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	260	263,716
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	600	550,979
3.96%, 03/02/28	400	400,970
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	600	596,576
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	20	20,245
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	590	603,985
Mizuho Financial Group, Inc.
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	405	392,682
4.02%, 03/05/28	400	401,752
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	300	305,934
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	$20	$20,723
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	295	308,411
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	200	213,653
National Bank of Canada, 4.50%, 10/10/29	260	264,105
Nordea Bank Abp
4.38%, 09/10/29(b)	15	15,209
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	135	135,632
Northern Trust Corp.
1.95%, 05/01/30	130	120,065
3.15%, 05/03/29	105	103,042
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	72	71,269
3.65%, 08/03/28	90	89,996
4.00%, 05/10/27	133	133,401
6.13%, 11/02/32	85	92,999
NRW Bank
4.00%, 04/08/30(d)	10	10,145
4.63%, 03/08/27(d)	34	34,333
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	75	75,148
3.75%, 09/05/29	15	15,126
3.75%, 09/10/30	50	50,395
4.00%, 05/28/28	10	10,114
4.13%, 01/18/29(c)	125	127,282
4.25%, 03/01/28	55	55,819
4.50%, 01/24/30	25	25,856
4.75%, 05/21/27	140	142,067
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(d)	200	201,057
PNC Bank N.A., 4.05%, 07/26/28	15	15,016
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	135	122,971
2.55%, 01/22/30	120	113,757
3.15%, 05/19/27	90	89,318
3.45%, 04/23/29	76	75,197
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	100	100,286
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	65	64,857
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	165	168,613
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	115	118,069
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	160	165,071
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	150	155,725
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	55	56,970
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	140	145,805
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	105	109,631
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	190	196,752
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	120	126,396
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	110	116,636
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	50	53,987
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	110	119,400
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	150	170,276
QNB Finance Ltd., 4.89%, 04/02/29, (1-day SOFR + 1.20%)(a)	200	202,374
Regions Banks, 6.45%, 06/26/37	5	5,476
Regions Financial Corp.
1.80%, 08/12/28	65	61,630
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	20	20,685
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	55	57,605
7.38%, 12/10/37	20	23,379
Santander Holdings USA, Inc.
4.40%, 07/13/27	100	100,157
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	205	213,188
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	270	281,185
Security	Par (000)	Value
Banks (continued)
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	$30	$27,848
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	200	209,854
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(d)	200	203,757
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(d)	200	200,509
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	204,562
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30(b)	5	5,065
5.38%, 03/05/29(b)	15	15,583
SNB Funding Ltd.
4.89%, 03/17/30, (1-day SOFR + 1.20%)(a)(d)	200	201,314
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(d)	200	206,689
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(a)(b)	210	192,872
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	200	200,861
4.68%, 06/15/27(b)	205	207,110
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	200	204,355
5.40%, 04/10/37, (1-day SOFR + 1.60%)(a)(b)	10	10,060
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	15	15,197
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	200	205,118
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	50	51,877
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)	200	213,248
6.10%, 04/13/33, (1-year CMT + 1.60%)(a)(b)	205	218,741
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)	170	182,025
7.37%, 01/10/53(b)	10	10,955
State Street Corp.
2.20%, 03/03/31	120	109,230
2.40%, 01/24/30	130	123,598
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	30	27,295
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	60	57,304
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	100	96,837
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	85	85,553
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	45	44,403
4.33%, 10/22/27	255	257,301
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	25	25,083
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	140	141,782
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	35	35,253
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	30	30,655
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	50	50,975
4.83%, 04/24/30	45	46,367
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	45	46,318
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	105	108,955
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	50	52,266
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	65	70,546
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	125	111,426
1.90%, 09/17/28	235	223,299
2.13%, 07/08/30	95	87,425
2.14%, 09/23/30	112	102,508
2.30%, 01/12/41	20	14,356
2.75%, 01/15/30	35	33,334
2.93%, 09/17/41	170	128,183
3.04%, 07/16/29	215	208,151
3.05%, 01/14/42	10	7,807
3.35%, 10/18/27	138	137,222
3.36%, 07/12/27	140	139,187
3.54%, 01/17/28	70	69,607
3.94%, 07/19/28	135	135,314
4.31%, 10/16/28	55	55,541
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	$5	$5,059
5.45%, 01/15/32	200	211,257
5.52%, 01/13/28	200	206,066
5.56%, 07/09/34	215	227,517
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	5	5,095
5.63%, 01/15/35	50	53,376
5.71%, 01/13/30	200	211,453
5.77%, 01/13/33	220	236,037
5.78%, 07/13/33	5	5,384
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	135	138,148
5.81%, 09/14/33	40	43,152
5.84%, 07/09/44	20	20,889
6.18%, 07/13/43	20	22,103
Sumitomo Mitsui Trust Bank Ltd.
4.50%, 09/10/29(b)	215	218,251
4.85%, 09/10/34(b)	205	208,064
4.95%, 09/15/27(b)	25	25,424
5.35%, 03/07/34(b)	15	15,773
5.50%, 03/09/28(b)	25	25,761
5.55%, 09/14/28(b)	235	243,995
Svenska Handelsbanken AB, 5.50%, 06/15/28(b)	60	62,010
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	50	52,344
Toronto-Dominion Bank(The)
2.00%, 09/10/31	320	288,573
4.46%, 06/08/32	305	307,274
4.57%, 06/02/28	205	207,835
4.69%, 09/15/27	100	101,307
4.78%, 12/17/29	25	25,722
4.93%, 10/15/35	100	100,863
4.98%, 04/05/27	400	404,905
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	50	51,032
5.52%, 07/17/28	110	113,963
Truist Bank, 2.25%, 03/11/30	35	32,348
Truist Financial Corp.
1.13%, 08/03/27	105	101,149
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	100	95,517
1.95%, 06/05/30	90	82,643
3.88%, 03/19/29	190	188,914
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	115	115,248
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	120	121,275
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	20	20,305
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	95	95,808
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	140	139,582
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	25	25,781
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	105	107,658
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	65	67,452
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	170	176,332
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	130	137,642
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	170	181,881
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	35	37,961
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	160	172,122
Turkiye Vakiflar Bankasi TAO, 7.25%, 07/31/30(d)	200	206,836
U.S. Bancorp
1.38%, 07/22/30	65	58,125
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	80	70,806
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	85	77,329
3.00%, 07/30/29	120	116,538
3.90%, 04/26/28	15	15,054
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	115	115,955
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	160	162,081
Security	Par (000)	Value
Banks (continued)
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	$155	$157,236
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	90	91,590
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	135	139,382
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	115	118,900
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	65	67,195
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	120	124,452
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	105	110,129
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	125	132,815
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	110	114,296
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	130	139,319
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	130	140,067
Series X, 3.15%, 04/27/27	80	79,532
United Overseas Bank Ltd., 3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	65	64,711
Webster Financial Corp., 4.10%, 03/25/29	80	79,645
Westpac Banking Corp.
1.95%, 11/20/28	110	104,979
2.15%, 06/03/31	100	91,539
2.65%, 01/16/30	55	52,651
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	105	96,465
3.13%, 11/18/41	5	3,858
3.40%, 01/25/28	305	303,659
4.04%, 08/26/27	100	100,599
4.42%, 07/24/39	120	112,181
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	300	312,928
Westpac New Zealand Ltd.
4.22%, 09/16/30(b)	10	10,047
4.94%, 02/27/30(b)	215	221,795
Woori Bank, 4.75%, 01/24/29(d)	200	204,929
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	200	213,379
Zions Bancorp N.A., 6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	5	5,316
		41,544,245
Beverages — 0.2%
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	200	205,893
JDE Peet's NV, 2.25%, 09/24/31(b)	25	22,116
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	35	31,585
3.20%, 05/01/30	55	52,647
3.35%, 03/15/51	50	33,910
3.43%, 06/15/27	85	84,361
3.80%, 05/01/50	65	47,955
3.95%, 04/15/29	80	79,495
4.05%, 04/15/32	65	63,213
4.42%, 12/15/46	35	29,098
4.50%, 11/15/45	50	42,726
4.50%, 04/15/52	80	66,134
4.60%, 05/25/28	20	20,198
4.60%, 05/15/30	45	45,440
5.05%, 03/15/29	60	61,497
5.15%, 05/15/35	15	15,190
5.30%, 03/15/34	60	61,743
Series 10, 5.20%, 03/15/31	20	20,669
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(b)	50	49,011
6.25%, 04/01/29(b)	50	49,997
		1,082,878
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 0.2%
Biogen, Inc.
2.25%, 05/01/30	$44	$40,803
3.15%, 05/01/50	110	72,377
3.25%, 02/15/51	30	19,900
5.20%, 09/15/45	80	74,974
5.75%, 05/15/35	20	21,319
6.45%, 05/15/55	50	53,431
CSL Finance PLC
3.85%, 04/27/27(b)	35	35,010
4.05%, 04/27/29(b)	40	40,091
4.25%, 04/27/32(b)	30	29,818
4.63%, 04/27/42(b)	20	18,406
4.75%, 04/27/52(b)	105	92,791
5.11%, 04/03/34(b)	50	51,699
5.42%, 04/03/54(b)	50	48,677
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	25	25,947
7.25%, 12/15/33(b)	25	26,523
Illumina, Inc.
2.55%, 03/23/31	45	41,283
5.75%, 12/13/27	45	46,301
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	100	90,134
2.80%, 09/15/50	76	47,049
Royalty Pharma PLC
1.75%, 09/02/27	60	58,065
2.15%, 09/02/31	20	17,868
2.20%, 09/02/30	50	45,874
3.30%, 09/02/40	35	27,631
3.35%, 09/02/51	105	71,037
3.55%, 09/02/50	70	49,523
5.15%, 09/02/29	45	46,503
5.20%, 09/25/35	5	5,078
5.90%, 09/02/54	45	45,177
		1,243,289
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)(c)	25	24,898
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	90	85,807
5.00%, 03/01/30(b)	35	34,780
6.38%, 06/15/32(b)	25	25,711
6.38%, 03/01/34(b)	72	74,115
6.75%, 05/15/35(b)	75	78,323
Carlisle Companies, Inc.
2.20%, 03/01/32	50	44,183
2.75%, 03/01/30	51	48,400
3.75%, 12/01/27	34	33,892
5.25%, 09/15/35(c)	90	92,879
5.55%, 09/15/40(c)	5	5,158
Cemex SAB de CV, 5.20%, 09/17/30(d)	200	202,760
CRH America Finance, Inc.
3.95%, 04/04/28(b)	80	79,967
4.40%, 05/09/47(b)	20	17,103
4.50%, 04/04/48(b)	26	22,614
5.40%, 05/21/34	15	15,676
5.50%, 01/09/35	200	210,392
CRH America, Inc., 5.13%, 05/18/45(b)	55	52,834
CRH SMW Finance DAC, 5.20%, 05/21/29	10	10,358
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	57	55,216
5.88%, 06/01/33	60	64,195
Security	Par (000)	Value
Building Materials (continued)
Griffon Corp., 5.75%, 03/01/28	$70	$69,934
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	30	29,947
Jeld-Wen, Inc.
4.88%, 12/15/27(b)(c)	40	32,489
7.00%, 09/01/32(b)(c)	25	13,805
JH North America Holdings, Inc., 5.88%, 01/31/31(b)	100	102,104
Knife River Corp., 7.75%, 05/01/31(b)	30	31,292
Lennox International, Inc., 1.70%, 08/01/27	52	50,406
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)(c)	25	24,341
Martin Marietta Materials, Inc.
2.40%, 07/15/31	82	74,637
3.20%, 07/15/51	80	54,311
3.45%, 06/01/27	40	39,785
3.50%, 12/15/27	55	54,634
4.25%, 12/15/47	40	33,546
5.15%, 12/01/34	85	87,686
Series CB, 2.50%, 03/15/30	62	58,424
Masco Corp.
2.00%, 10/01/30	40	36,248
2.00%, 02/15/31	45	40,466
3.13%, 02/15/51	20	13,435
3.50%, 11/15/27	45	44,713
4.50%, 05/15/47	35	30,334
Mohawk Industries, Inc.
3.63%, 05/15/30	40	39,126
5.85%, 09/18/28	25	26,028
Owens Corning
3.50%, 02/15/30	45	44,011
3.88%, 06/01/30	40	39,570
3.95%, 08/15/29	15	14,946
4.30%, 07/15/47	60	49,740
4.40%, 01/30/48	30	25,393
5.70%, 06/15/34	30	31,811
5.95%, 06/15/54(c)	55	56,865
7.00%, 12/01/36	25	28,736
Trane Technologies Financing Ltd.
3.80%, 03/21/29	73	73,025
4.50%, 03/21/49	34	30,008
4.65%, 11/01/44	30	27,737
5.10%, 06/13/34	65	67,732
5.25%, 03/03/33	50	52,605
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	47	47,098
4.30%, 02/21/48	27	23,441
5.75%, 06/15/43	20	21,283
Vulcan Materials Co.
3.50%, 06/01/30	95	92,865
4.50%, 06/15/47	22	19,162
4.70%, 03/01/48	50	44,774
4.95%, 12/01/29	5	5,153
5.35%, 12/01/34	85	88,605
5.70%, 12/01/54	60	60,386
		3,211,898
Chemicals — 0.4%
Air Liquide Finance SA
2.25%, 09/10/29(b)	30	28,391
3.50%, 09/27/46(b)	50	38,735
Air Products and Chemicals, Inc.
1.85%, 05/15/27	58	56,801
2.05%, 05/15/30	69	63,964
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.70%, 05/15/40	$75	$57,399
2.80%, 05/15/50	75	48,895
4.60%, 02/08/29	45	46,039
4.75%, 02/08/31	10	10,326
4.80%, 03/03/33	50	51,476
4.85%, 02/08/34	105	107,734
Albemarle Corp.
5.45%, 12/01/44	5	4,707
5.65%, 06/01/52	30	27,459
Ashland, Inc.
3.38%, 09/01/31(b)(c)	30	27,551
6.88%, 05/15/43	20	21,067
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	40	42,056
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	55	52,921
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,970
Cabot Corp.
4.00%, 07/01/29	15	14,995
5.00%, 06/30/32	5	5,118
CF Industries, Inc.
4.95%, 06/01/43	60	55,043
5.15%, 03/15/34	75	76,294
5.38%, 03/15/44	65	62,122
FMC Corp.
3.45%, 10/01/29	65	57,264
4.50%, 10/01/49	40	24,555
5.65%, 05/18/33(c)	55	48,212
6.38%, 05/18/53(c)	35	26,088
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	50	32,977
HB Fuller Co.
4.00%, 02/15/27	35	34,588
4.25%, 10/15/28	20	19,715
Huntsman International LLC
2.95%, 06/15/31	40	34,417
4.50%, 05/01/29	30	28,868
5.70%, 10/15/34(c)	10	9,559
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	78	75,272
2.30%, 11/01/30(b)	52	47,455
3.27%, 11/15/40(b)	32	25,136
3.47%, 12/01/50(b)	45	31,630
4.45%, 09/26/28	35	35,255
5.00%, 09/26/48	65	58,704
Linde, Inc./CT
1.10%, 08/10/30	54	47,969
2.00%, 08/10/50	15	8,159
3.55%, 11/07/42	30	24,640
Mosaic Co.(The)
4.05%, 11/15/27	85	85,082
4.88%, 11/15/41	25	22,994
5.38%, 11/15/28	40	41,293
5.45%, 11/15/33(c)	25	25,960
5.63%, 11/15/43	50	48,916
Nutrien Ltd.
2.95%, 05/13/30	84	80,096
3.95%, 05/13/50	50	38,997
4.13%, 03/15/35	35	32,956
4.20%, 04/01/29	80	80,310
4.90%, 03/27/28	15	15,268
4.90%, 06/01/43	30	27,715
Security	Par (000)	Value
Chemicals (continued)
5.00%, 04/01/49	$56	$51,162
5.25%, 01/15/45	40	38,472
5.63%, 12/01/40	30	30,569
5.80%, 03/27/53	50	50,973
5.88%, 12/01/36	40	42,558
PPG Industries, Inc.
2.55%, 06/15/30	75	70,578
3.75%, 03/15/28	129	128,771
RPM International, Inc.
4.25%, 01/15/48	45	37,487
4.55%, 03/01/29	15	15,228
5.25%, 06/01/45	15	14,603
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	199,839
Tronox, Inc., 4.63%, 03/15/29(b)(c)	75	58,135
Yara International ASA
3.15%, 06/04/30(b)	85	80,775
4.75%, 06/01/28(b)	92	93,163
7.38%, 11/14/32(d)	100	114,444
		3,125,870
Commercial Services — 0.9%
ADT Security Corp.(The)
4.13%, 08/01/29(b)	70	68,324
4.88%, 07/15/32(b)	50	48,538
5.88%, 10/15/33(b)	25	25,392
AMN Healthcare, Inc., 4.00%, 04/15/29(b)(c)	25	23,910
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	80	72,226
4.00%, 05/01/28(b)	75	74,474
4.38%, 08/15/27(b)	65	64,994
5.50%, 08/11/32(b)	10	10,466
5.95%, 10/15/33(b)	210	224,037
Automatic Data Processing, Inc.
1.25%, 09/01/30	61	54,442
1.70%, 05/15/28	97	92,920
4.45%, 09/09/34	110	109,815
4.75%, 05/08/32	105	108,339
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(b)	30	29,331
5.38%, 03/01/29(b)	40	38,306
5.75%, 07/15/27(b)	35	34,938
5.75%, 07/15/27(b)	26	25,974
8.00%, 02/15/31(b)	40	39,659
8.25%, 01/15/30(b)	47	47,528
8.38%, 06/15/32(b)	25	24,590
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	76,690
Block Financial LLC
2.50%, 07/15/28	30	28,596
3.88%, 08/15/30	50	47,582
Cimpress PLC, 7.38%, 09/15/32(b)	40	40,295
Cintas Corp. No. 2
3.70%, 04/01/27	170	169,840
4.00%, 05/01/32	85	84,163
4.20%, 05/01/28	30	30,263
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	60	56,142
4.88%, 07/01/29(b)	60	49,301
Deluxe Corp.
8.00%, 06/01/29(b)	40	40,499
8.13%, 09/15/29(b)	35	36,703
Element Fleet Management Corp., 6.32%, 12/04/28(b)	30	31,648
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Equifax, Inc.
4.80%, 09/15/29	$95	$96,721
5.10%, 12/15/27	35	35,644
Global Payments, Inc.
2.90%, 05/15/30	85	79,143
2.90%, 11/15/31	50	45,034
3.20%, 08/15/29	115	110,289
4.15%, 08/15/49	30	22,319
4.45%, 06/01/28	95	95,235
4.50%, 11/15/28	140	140,484
5.30%, 08/15/29	5	5,139
5.40%, 08/15/32	60	61,079
5.55%, 11/15/35	145	144,210
5.95%, 08/15/52(c)	55	52,367
Herc Holdings, Inc.
6.63%, 06/15/29(b)	50	51,626
7.00%, 06/15/30(b)	100	104,765
7.25%, 06/15/33(b)(c)	75	79,160
Hertz Corp.(The)
5.00%, 12/01/29(b)	55	28,560
12.63%, 07/15/29(b)	94	86,567
Korn Ferry, 4.63%, 12/15/27(b)	30	29,907
Moody's Corp.
2.00%, 08/19/31	50	44,888
3.10%, 11/29/61	35	21,681
3.25%, 01/15/28	27	26,692
3.25%, 05/20/50	55	38,144
3.75%, 02/25/52	25	18,937
4.25%, 02/01/29	47	47,483
4.25%, 08/08/32	30	29,915
4.88%, 12/17/48	39	35,085
5.25%, 07/15/44	65	63,757
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	75	74,676
PayPal Holdings, Inc.
2.30%, 06/01/30	95	88,756
2.85%, 10/01/29	164	158,143
3.25%, 06/01/50	75	52,081
3.90%, 06/01/27	20	20,022
4.40%, 06/01/32	75	75,177
5.05%, 06/01/52	70	62,711
5.10%, 04/01/35	20	20,171
5.15%, 06/01/34	90	91,626
5.25%, 06/01/62	45	41,136
5.50%, 06/01/54	35	33,351
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	70	68,904
Quanta Services, Inc.
2.35%, 01/15/32	95	84,855
2.90%, 10/01/30	76	71,844
3.05%, 10/01/41	40	30,528
4.75%, 08/09/27	10	10,108
5.10%, 08/09/35	5	5,088
RELX Capital, Inc.
3.00%, 05/22/30	100	95,465
4.00%, 03/18/29	90	89,916
4.75%, 03/27/30	110	112,236
5.25%, 03/27/35	15	15,439
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	26,979
S&P Global, Inc.
1.25%, 08/15/30	69	61,154
2.30%, 08/15/60	40	20,573
Security	Par (000)	Value
Commercial Services (continued)
2.45%, 03/01/27	$95	$93,690
2.50%, 12/01/29	75	71,247
2.70%, 03/01/29	40	38,667
2.90%, 03/01/32	95	88,394
3.25%, 12/01/49	55	38,971
3.70%, 03/01/52	80	60,768
3.90%, 03/01/62	30	22,634
4.25%, 05/01/29	110	110,953
4.75%, 08/01/28	60	61,269
5.25%, 09/15/33	10	10,547
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)	35	33,716
Service Corp. International/U.S.
3.38%, 08/15/30	55	51,752
4.00%, 05/15/31	55	52,579
4.63%, 12/15/27	35	34,930
5.13%, 06/01/29	50	50,195
5.75%, 10/15/32	65	66,277
7.50%, 04/01/27	15	15,455
TR Finance LLC
5.50%, 08/15/35	35	36,416
5.65%, 11/23/43	5	4,998
5.85%, 04/15/40	42	42,889
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	72	66,407
3.38%, 03/22/27(b)	30	29,840
TriNet Group, Inc.
3.50%, 03/01/29(b)	35	31,419
7.13%, 08/15/31(b)	40	38,863
Valvoline, Inc., 3.63%, 06/15/31(b)	35	32,533
Verisk Analytics, Inc.
3.63%, 05/15/50	40	29,211
4.13%, 03/15/29	65	65,189
5.25%, 06/05/34	55	55,989
5.25%, 03/15/35	20	20,316
5.50%, 06/15/45	27	26,119
5.75%, 04/01/33	25	26,485
VM Consolidated, Inc., 5.50%, 04/15/29(b)	27	26,490
WEX, Inc., 6.50%, 03/15/33(b)	50	50,182
		6,401,085
Computers — 0.3%
Accenture Capital, Inc.
3.90%, 10/04/27	35	35,144
4.05%, 10/04/29	100	100,581
4.25%, 10/04/31	105	105,350
4.50%, 10/04/34	80	79,156
ASGN, Inc., 4.63%, 05/15/28(b)	40	38,794
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	95	93,532
4.00%, 07/01/29(b)	75	73,371
5.95%, 04/15/35	10	10,148
CACI International, Inc., 6.38%, 06/15/33(b)	75	77,354
CGI, Inc., 2.30%, 09/14/31	50	44,494
Crane NXT Co., 4.20%, 03/15/48	25	16,571
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	65	68,566
DXC Technology Co., 2.38%, 09/15/28	70	66,017
Fortinet, Inc., 2.20%, 03/15/31	47	42,584
Gartner, Inc.
3.63%, 06/15/29(b)	75	71,183
3.75%, 10/01/30(b)	65	60,102
4.50%, 07/01/28(b)	60	59,134
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	$115	$115,677
4.55%, 10/15/29	135	136,634
4.85%, 10/15/31	120	121,716
5.00%, 10/15/34	135	133,508
5.25%, 07/01/28	40	41,058
5.60%, 10/15/54	60	55,210
6.20%, 10/15/35(c)	75	81,268
6.35%, 10/15/45	110	113,048
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	35	35,091
Kyndryl Holdings, Inc.
3.15%, 10/15/31	10	8,463
4.10%, 10/15/41	45	31,936
6.35%, 02/20/34(c)	55	52,309
NCR Voyix Corp.
5.00%, 10/01/28(b)	60	59,006
5.13%, 04/15/29(b)	32	31,369
NetApp, Inc.
2.70%, 06/22/30	37	34,701
5.70%, 03/17/35	60	62,522
Pitney Bowes, Inc.
6.88%, 03/15/27(b)	30	30,022
7.25%, 03/15/29(b)	25	24,920
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	35	34,290
4.13%, 01/15/31(b)(c)	15	14,396
5.75%, 12/01/34(b)	40	40,945
8.25%, 12/15/29(b)	35	36,939
8.50%, 07/15/31(b)	35	36,817
9.63%, 12/01/32(b)	56	62,824
		2,436,750
Cosmetics & Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	15	14,754
6.63%, 07/15/30(b)	10	10,165
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	40	38,600
5.50%, 06/01/28(b)	50	49,896
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	40	36,100
2.38%, 12/01/29	64	60,372
2.60%, 04/15/30	105	99,490
3.13%, 12/01/49	30	20,474
3.15%, 03/15/27	78	77,473
4.15%, 03/15/47	55	45,080
4.38%, 05/15/28	5	5,056
4.38%, 06/15/45	50	43,111
4.65%, 05/15/33	40	40,564
5.00%, 02/14/34	55	56,833
5.15%, 05/15/53	50	46,766
6.00%, 05/15/37	20	22,083
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	20	16,219
5.15%, 06/15/30	60	58,063
6.13%, 09/30/32	50	48,917
		790,016
Security	Par (000)	Value
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	$55	$52,849
4.50%, 10/24/28(b)	50	50,455
LKQ Corp.
5.75%, 06/15/28	55	56,491
6.25%, 06/15/33	40	42,396
RB Global Holdings, Inc.
6.75%, 03/15/28(b)	35	35,599
7.75%, 03/15/31(b)	55	57,172
Resideo Funding, Inc.
4.00%, 09/01/29(b)	20	19,491
6.50%, 07/15/32(b)	55	56,222
		370,675
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	195	189,618
3.30%, 01/30/32	280	261,559
3.40%, 10/29/33	160	145,987
3.65%, 07/21/27	150	149,423
3.85%, 10/29/41	150	124,761
3.88%, 01/23/28	150	149,625
4.63%, 10/15/27	155	156,402
4.63%, 09/10/29	155	157,105
4.88%, 04/01/28	20	20,335
4.95%, 09/10/34	25	25,059
5.10%, 01/19/29	145	148,808
5.30%, 01/19/34	15	15,433
5.38%, 12/15/31	20	20,861
5.75%, 06/06/28	120	124,305
6.15%, 09/30/30	30	32,189
6.45%, 04/15/27	150	153,758
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	125	131,894
Affiliated Managers Group, Inc.
3.30%, 06/15/30	70	67,282
5.50%, 08/20/34	20	20,539
Air Lease Corp.
2.10%, 09/01/28	60	56,974
2.88%, 01/15/32	25	22,674
3.00%, 02/01/30	80	75,736
3.25%, 10/01/29	5	4,824
4.63%, 10/01/28	50	50,412
5.10%, 03/01/29	5	5,112
5.20%, 07/15/31	15	15,383
5.85%, 12/15/27	60	61,797
Ally Financial, Inc.
2.20%, 11/02/28	60	57,136
4.75%, 06/09/27	30	30,226
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	15	15,419
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	85	87,293
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	45	46,415
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	35	34,972
6.70%, 02/14/33(c)	35	36,442
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	45	47,592
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	85	89,519
7.10%, 11/15/27	45	47,126
8.00%, 11/01/31	240	272,401
American Express Co.
2.55%, 03/04/27	155	153,248
3.30%, 05/03/27	154	153,191
4.05%, 05/03/29	145	146,166
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.05%, 12/03/42	$80	$69,811
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	110	110,981
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	120	119,823
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	200	203,251
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	25	24,764
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	15	15,339
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	90	91,886
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	120	123,798
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	110	112,881
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	120	124,007
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	185	190,572
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	60	62,209
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	75	76,562
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	145	151,056
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	60	62,676
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	20	20,981
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	120	127,005
5.85%, 11/05/27	35	36,115
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	75	80,104
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	15	16,419
American Express Credit Corp., 3.30%, 05/03/27	60	59,673
Ameriprise Financial, Inc.
4.50%, 05/13/32	90	90,894
5.15%, 05/15/33	60	62,210
5.70%, 12/15/28	40	41,849
Apollo Global Management, Inc.
5.15%, 08/12/35	5	4,952
5.80%, 05/21/54	60	57,011
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	40	38,447
6.38%, 11/15/33	60	65,300
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	50	47,847
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	25	17,122
Ares Management Corp.
5.60%, 10/11/54	65	59,072
6.38%, 11/10/28	5	5,252
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	188,856
BOC Aviation USA Corp., 5.00%, 01/17/29(d)	200	205,603
Bread Financial Holdings, Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(c)	25	25,483
Burford Capital Global Finance LLC
8.50%, 01/15/34(b)	25	24,506
9.25%, 07/01/31(b)	75	76,022
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	120	105,752
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	140	136,546
3.65%, 05/11/27	90	89,698
3.80%, 01/31/28	110	109,650
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	155	156,534
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	55	54,867
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	125	128,170
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	120	124,474
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	75	76,893
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	65	67,683
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	65	68,593
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	170	179,075
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	50	53,126
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	120	124,804
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	140	146,387
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	150	162,654
6.70%, 11/29/32	60	66,728
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	85	96,026
Security	Par (000)	Value
Diversified Financial Services (continued)
7.96%, 11/02/34, (1-day SOFR + 3.37%)(a)	$65	$76,494
Cboe Global Markets, Inc.
1.63%, 12/15/30	20	17,880
3.00%, 03/16/32	70	65,447
Charles Schwab Corp.(The)
1.65%, 03/11/31	105	93,037
1.95%, 12/01/31	90	79,742
2.00%, 03/20/28	130	125,540
2.30%, 05/13/31	60	54,848
2.45%, 03/03/27	45	44,427
2.75%, 10/01/29	60	57,693
2.90%, 03/03/32	65	60,056
3.20%, 03/02/27	65	64,647
3.20%, 01/25/28	95	94,182
3.25%, 05/22/29	45	44,240
3.30%, 04/01/27	50	49,738
4.00%, 02/01/29	50	50,339
4.63%, 03/22/30	25	25,714
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	50	51,887
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	70	75,156
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	120	130,958
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	105	111,165
CMB International Leasing Management Ltd., 4.51%, 06/04/27, (1-day SOFR + 0.76%)(a)(d)	200	200,478
CME Group, Inc.
2.65%, 03/15/32	80	73,975
3.75%, 06/15/28	100	100,054
4.15%, 06/15/48	50	42,877
4.40%, 03/15/30	10	10,183
5.30%, 09/15/43	70	71,535
Credit Acceptance Corp., 6.63%, 03/15/30(b)	50	49,795
Encore Capital Group, Inc.
8.50%, 05/15/30(b)	35	37,458
9.25%, 04/01/29(b)	50	52,507
Equitable America Global Funding, 4.95%, 06/09/30(b)	105	107,327
Far East Horizon Ltd., 5.88%, 03/05/28(d)	200	201,339
Franklin Resources, Inc.
1.60%, 10/30/30	65	58,383
2.95%, 08/12/51	40	25,728
Intercontinental Exchange, Inc.
1.85%, 09/15/32	160	137,796
2.10%, 06/15/30	90	83,208
2.65%, 09/15/40	100	74,688
3.00%, 06/15/50	90	59,390
3.00%, 09/15/60	115	68,882
3.10%, 09/15/27	69	68,315
3.63%, 09/01/28	170	168,953
3.75%, 09/21/28	35	34,877
4.00%, 09/15/27	120	120,364
4.25%, 09/21/48	87	72,571
4.35%, 06/15/29	5	5,064
4.60%, 03/15/33	130	131,843
4.95%, 06/15/52	110	100,467
5.20%, 06/15/62	75	69,457
5.25%, 06/15/31	55	57,802
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	25	25,356
Lazard Group LLC
4.38%, 03/11/29	50	50,145
4.50%, 09/19/28	20	20,113
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.00%, 03/15/31	$30	$31,967
Legg Mason, Inc., 5.63%, 01/15/44	34	33,986
LPL Holdings, Inc.
4.00%, 03/15/29(b)	75	73,984
4.38%, 05/15/31(b)	40	39,126
4.63%, 11/15/27(b)	85	85,015
4.90%, 04/03/28	5	5,057
5.20%, 03/15/30	20	20,455
5.70%, 05/20/27	55	55,856
5.75%, 06/15/35	45	45,950
6.00%, 05/20/34	45	47,035
6.75%, 11/17/28	65	68,940
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	35	36,130
LSEGA Financing PLC
2.00%, 04/06/28(b)	245	235,064
2.50%, 04/06/31(b)	60	54,739
3.20%, 04/06/41(b)	35	27,083
Mastercard, Inc.
3.35%, 03/26/30	200	196,498
3.50%, 02/26/28	200	199,859
3.85%, 03/26/50	205	162,198
4.88%, 05/09/34	200	206,167
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	20	19,827
5.08%, 09/15/27(b)	5	5,074
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	5	5,282
Nasdaq, Inc.
1.65%, 01/15/31(c)	65	58,020
2.50%, 12/21/40	70	50,158
3.25%, 04/28/50	65	44,436
3.95%, 03/07/52	40	30,368
5.35%, 06/28/28	98	100,846
5.55%, 02/15/34	63	66,378
5.95%, 08/15/53	15	15,550
6.10%, 06/28/63	60	62,291
OneMain Finance Corp.
3.50%, 01/15/27	35	34,579
3.88%, 09/15/28	35	33,864
4.00%, 09/15/30	62	57,238
5.38%, 11/15/29	55	54,394
6.13%, 05/15/30	30	30,106
6.63%, 01/15/28	50	51,053
6.63%, 05/15/29	50	51,123
6.75%, 03/15/32	50	50,433
6.75%, 09/15/33	25	24,816
7.13%, 11/15/31	55	56,270
7.13%, 09/15/32	60	61,358
7.50%, 05/15/31	65	67,108
7.88%, 03/15/30	65	67,993
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	25	24,034
5.75%, 09/15/31(b)	30	29,188
6.75%, 02/15/34(b)	75	74,128
6.88%, 05/15/32(b)	45	45,272
6.88%, 02/15/33(b)	50	50,071
7.13%, 11/15/30(b)	50	51,393
7.88%, 12/15/29(b)	55	57,713
PRA Group, Inc.
5.00%, 10/01/29(b)	25	23,105
8.38%, 02/01/28(b)	35	35,242
Security	Par (000)	Value
Diversified Financial Services (continued)
8.88%, 01/31/30(b)	$35	$35,611
Radian Group, Inc.
4.88%, 03/15/27	87	87,252
6.20%, 05/15/29	55	57,658
Raymond James Financial, Inc.
3.75%, 04/01/51	80	59,208
4.65%, 04/01/30	80	81,831
4.95%, 07/15/46	65	59,843
Rocket Companies, Inc.
6.13%, 08/01/30(b)	150	153,799
6.38%, 08/01/33(b)	125	129,260
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(b)	90	86,657
3.88%, 03/01/31(b)	80	75,184
4.00%, 10/15/33(b)	75	68,852
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	204,136
SLM Corp., 6.50%, 01/31/30	50	50,778
Stifel Financial Corp., 4.00%, 05/15/30	30	29,542
Synchrony Financial
3.95%, 12/01/27	125	124,462
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	50	49,670
5.15%, 03/19/29	84	85,364
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	25	25,550
5.94%, 08/02/30, (1-day SOFR + 2.13%)(a)	110	114,153
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	5	5,095
7.25%, 02/02/33	50	52,751
Visa, Inc.
0.75%, 08/15/27	20	19,216
1.10%, 02/15/31	85	74,755
1.90%, 04/15/27	72	70,614
2.00%, 08/15/50(c)	105	57,788
2.05%, 04/15/30	117	109,356
2.70%, 04/15/40	70	54,612
2.75%, 09/15/27	75	74,039
3.65%, 09/15/47	55	43,514
4.15%, 12/14/35	75	73,428
4.30%, 12/14/45	230	202,501
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	10	9,620
4.80%, 06/15/46	35	31,173
5.70%, 07/15/43	10	9,787
Western Union Co.(The)
2.75%, 03/15/31(c)	30	27,384
6.20%, 11/17/36(c)	45	46,795
		17,852,178
Electric — 0.4%
AEP Texas, Inc.
3.45%, 05/15/51	60	41,357
3.80%, 10/01/47	50	37,352
3.95%, 06/01/28	15	14,986
4.70%, 05/15/32	55	55,644
5.40%, 06/01/33	55	57,210
5.45%, 05/15/29	50	52,070
5.70%, 05/15/34	20	21,163
5.85%, 10/15/55	5	4,991
Series H, 3.45%, 01/15/50	15	10,493
Series I, 2.10%, 07/01/30	10	9,225
American Transmission Systems, Inc.
2.65%, 01/15/32(b)	70	63,993
5.00%, 09/01/44(b)	45	42,612
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Atlantic City Electric Co.
2.30%, 03/15/31	$5	$4,595
4.00%, 10/15/28	60	60,196
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	60	48,605
3.95%, 03/01/48	50	40,429
4.50%, 04/01/44	44	39,304
4.95%, 04/01/33	50	51,335
5.20%, 10/01/28	30	30,991
Series AD, 2.90%, 07/01/50	15	9,834
Series AE, 2.35%, 04/01/31	55	50,382
Series AF, 3.35%, 04/01/51	70	49,842
Series AG, 3.00%, 03/01/32	30	27,935
Series ai., 4.45%, 10/01/32	50	50,389
Series AJ, 4.85%, 10/01/52	5	4,555
Series K2, 6.95%, 03/15/33	25	28,551
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	55	54,286
4.55%, 11/15/30(b)	35	35,225
Commonwealth Edison Co.
3.00%, 03/01/50	45	29,888
3.65%, 06/15/46	130	101,215
3.70%, 03/01/45	10	7,967
3.80%, 10/01/42	5	4,119
4.00%, 03/01/48	105	85,221
4.35%, 11/15/45	10	8,682
4.60%, 08/15/43	100	90,847
5.30%, 02/01/53	45	43,131
5.65%, 06/01/54	35	35,272
5.90%, 03/15/36	70	76,260
5.95%, 06/01/55	25	26,109
6.45%, 01/15/38	40	45,231
Series 122, 2.95%, 08/15/27	20	19,789
Series 123, 3.75%, 08/15/47	40	31,152
Series 130, 3.13%, 03/15/51	55	37,066
Series 133, 3.85%, 03/15/52	30	22,827
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	22,000
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	38,913
4.55%, 04/01/49(b)	35	30,358
5.00%, 01/15/35	80	81,054
5.45%, 07/15/44(b)	5	4,930
ITC Holdings Corp.
2.95%, 05/14/30(b)	21	19,980
3.35%, 11/15/27	65	64,335
4.95%, 09/22/27(b)	80	80,966
5.30%, 07/01/43	25	24,150
5.40%, 06/01/33(b)	5	5,180
5.65%, 05/09/34(b)	30	31,584
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	36,533
4.15%, 01/15/29(b)	5	5,012
5.10%, 01/15/35	25	25,680
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	60	60,210
Ohio Power Co.
4.00%, 06/01/49	40	31,342
4.15%, 04/01/48	60	48,887
5.00%, 06/01/33	5	5,106
5.65%, 06/01/34	10	10,555
Security	Par (000)	Value
Electric (continued)
Series P, 2.60%, 04/01/30	$45	$42,491
Series Q, 1.63%, 01/15/31	40	35,444
Series R, 2.90%, 10/01/51	15	9,427
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	93,095
Potomac Electric Power Co.
4.15%, 03/15/43	117	101,020
5.20%, 03/15/34	15	15,647
5.50%, 03/15/54	5	4,908
6.50%, 11/15/37	5	5,656
PPL Electric Utilities Corp.
3.00%, 10/01/49	55	37,004
3.95%, 06/01/47	45	36,520
4.13%, 06/15/44	35	29,940
4.15%, 06/15/48	45	37,545
5.00%, 05/15/33	65	67,078
5.25%, 05/15/53	60	57,639
5.55%, 08/15/55	5	5,038
6.25%, 05/15/39	35	38,902
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,580
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	10	10,338
		2,933,373
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	70	70,066
4.38%, 05/08/42	20	18,194
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	50	45,391
Energizer Holdings, Inc.
4.38%, 03/31/29(b)	53	51,463
4.75%, 06/15/28(b)	45	44,630
EnerSys
4.38%, 12/15/27(b)	30	29,874
6.63%, 01/15/32(b)	20	20,664
WESCO Distribution, Inc.
5.25%, 04/15/31(b)	20	20,064
5.50%, 04/15/34(b)	30	30,228
6.38%, 03/15/29(b)	65	66,849
6.38%, 03/15/33(b)	45	46,950
6.63%, 03/15/32(b)	67	69,659
7.25%, 06/15/28(b)	90	90,683
		604,715
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	42	41,121
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	40	39,724
5.41%, 07/01/32	50	52,228
5.60%, 05/29/34	55	58,018
Arrow Electronics, Inc.
3.88%, 01/12/28	35	34,821
5.88%, 04/10/34	15	15,780
Atkore, Inc., 4.25%, 06/01/31(b)	30	28,764
Avnet, Inc., 3.00%, 05/15/31	50	46,082
Coherent Corp., 5.00%, 12/15/29(b)	70	70,082
Flex Ltd.
4.88%, 06/15/29	56	57,028
4.88%, 05/12/30	50	50,915
Fortive Corp., 4.30%, 06/15/46	47	39,669
Hubbell, Inc.
2.30%, 03/15/31	27	24,927
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.15%, 08/15/27	$50	$49,445
3.50%, 02/15/28	37	36,767
Jabil, Inc.
3.00%, 01/15/31	65	60,950
3.60%, 01/15/30	55	53,521
3.95%, 01/12/28	72	71,861
5.45%, 02/01/29	10	10,358
Keysight Technologies, Inc.
3.00%, 10/30/29	57	55,050
4.60%, 04/06/27	60	60,318
5.35%, 07/30/30	45	47,144
Sensata Technologies BV
4.00%, 04/15/29(b)	70	68,523
5.88%, 09/01/30(b)	45	45,456
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	55	51,888
4.38%, 02/15/30(b)	30	29,466
6.63%, 07/15/32(b)	40	41,779
TD SYNNEX Corp.
2.65%, 08/09/31	10	9,067
6.10%, 04/12/34	45	47,647
Trimble, Inc.
4.90%, 06/15/28	82	82,843
6.10%, 03/15/33	70	74,703
TTM Technologies, Inc., 4.00%, 03/01/29(b)	35	33,962
Tyco Electronics Group SA
2.50%, 02/04/32	25	22,752
3.13%, 08/15/27	85	84,366
7.13%, 10/01/37	45	53,754
Vontier Corp.
2.40%, 04/01/28	40	38,629
2.95%, 04/01/31	68	63,150
		1,752,558
Engineering & Construction — 0.0%
Arcosa, Inc.
4.38%, 04/15/29(b)	35	34,503
6.88%, 08/15/32(b)	40	41,959
Dycom Industries, Inc., 4.50%, 04/15/29(b)	35	34,470
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	25	24,944
INNOVATE Corp., 10.50%, 02/01/27, (10.50 % PIK)(b)(e)	4	3,852
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	70	73,543
TopBuild Corp.
3.63%, 03/15/29(b)	25	24,185
4.13%, 02/15/32(b)	35	33,297
Tutor Perini Corp., 11.88%, 04/30/29(b)	30	32,822
		303,575
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 07/15/28(b)	60	60,006
7.00%, 08/01/32(b)	35	36,444
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	35	34,474
4.75%, 10/15/27(b)	79	78,932
6.50%, 05/15/27(b)	80	80,399
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	55	53,360
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(c)	50	49,107
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	$35	$33,650
6.50%, 10/01/28	20	20,013
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	62	63,042
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)	25	25,283
Vail Resorts, Inc.
5.63%, 07/15/30(b)	55	55,907
6.50%, 05/15/32(b)	40	41,396
		632,013
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/31	75	66,158
1.75%, 02/15/32	97	84,710
2.30%, 03/01/30	89	83,478
2.38%, 03/15/33	45	39,800
3.05%, 03/01/50	40	27,566
3.38%, 11/15/27	78	77,539
3.95%, 05/15/28	38	38,112
4.88%, 04/01/29	65	66,785
5.00%, 11/15/29	5	5,181
5.00%, 04/01/34	100	103,600
5.70%, 05/15/41	25	26,694
6.20%, 03/01/40	20	22,548
Veralto Corp.
5.35%, 09/18/28	20	20,647
5.45%, 09/18/33	45	47,410
Waste Management, Inc.
1.15%, 03/15/28	115	109,261
1.50%, 03/15/31	72	63,781
2.00%, 06/01/29	55	51,911
2.50%, 11/15/50	50	30,947
3.15%, 11/15/27	89	88,249
4.10%, 03/01/45	50	43,449
4.15%, 04/15/32	70	70,067
4.15%, 07/15/49	60	51,129
4.50%, 03/15/28	5	5,075
4.65%, 03/15/30	115	117,984
4.80%, 03/15/32	30	31,043
4.88%, 02/15/29	95	97,783
4.88%, 02/15/34	105	108,694
4.95%, 07/03/27	60	60,918
4.95%, 07/03/31	10	10,431
4.95%, 03/15/35	125	128,482
5.35%, 10/15/54	100	98,625
		1,878,057
Food — 0.8%
B&G Foods, Inc.
5.25%, 09/15/27	40	38,829
8.00%, 09/15/28(b)	65	63,066
Bimbo Bakeries USA, Inc., 6.40%, 01/15/34(d)	200	220,261
Conagra Brands, Inc.
1.38%, 11/01/27	95	90,928
4.85%, 11/01/28	106	107,488
5.30%, 11/01/38	48	46,208
5.40%, 11/01/48	70	62,729
5.75%, 08/01/35(c)	55	56,761
15
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
7.00%, 10/01/28	$10	$10,695
8.25%, 09/15/30	55	63,257
Flowers Foods, Inc.
2.40%, 03/15/31	50	43,921
5.75%, 03/15/35(c)	5	4,949
General Mills, Inc.
2.25%, 10/14/31	65	58,291
2.88%, 04/15/30	80	76,054
3.00%, 02/01/51	35	22,877
4.15%, 02/15/43	25	21,194
4.20%, 04/17/28	116	116,430
4.88%, 01/30/30	10	10,259
4.95%, 03/29/33	70	71,525
5.25%, 01/30/35	5	5,132
5.40%, 06/15/40	37	37,716
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	161,885
Hershey Co.(The)
1.70%, 06/01/30	100	91,317
2.45%, 11/15/29	105	99,883
5.10%, 02/24/35	100	104,939
Hormel Foods Corp.
1.70%, 06/03/28	70	66,864
1.80%, 06/11/30	95	86,704
3.05%, 06/03/51	75	50,276
4.80%, 03/30/27	50	50,483
Ingredion, Inc.
2.90%, 06/01/30	80	76,371
3.90%, 06/01/50	25	19,579
J M Smucker Co.(The)
2.13%, 03/15/32	45	39,520
2.38%, 03/15/30	25	23,415
3.38%, 12/15/27	60	59,478
4.25%, 03/15/35	55	52,684
4.38%, 03/15/45	55	47,683
5.90%, 11/15/28	50	52,412
6.20%, 11/15/33(c)	80	87,679
6.50%, 11/15/43	15	16,354
6.50%, 11/15/53(c)	80	87,926
Kellanova
3.40%, 11/15/27	40	39,773
4.30%, 05/15/28	70	70,643
4.50%, 04/01/46	5	4,498
5.75%, 05/16/54	10	10,232
Series B, 7.45%, 04/01/31	60	69,120
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	55	53,312
4.38%, 01/31/32(b)	47	44,894
4.88%, 05/15/28(b)	50	50,048
Nestle Capital Corp., 4.88%, 03/12/34(b)	30	31,125
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	250	240,447
1.25%, 09/15/30(b)	245	218,980
1.50%, 09/14/28(b)	145	137,644
1.88%, 09/14/31(b)	155	139,333
2.50%, 09/14/41(b)	10	7,311
2.63%, 09/14/51(b)	40	25,376
3.90%, 09/24/38(b)	150	137,732
4.00%, 09/24/48(b)	200	166,941
4.13%, 10/01/27(b)	30	30,229
4.25%, 10/01/29(b)	155	157,287
4.30%, 10/01/32(b)	150	151,868
Security	Par (000)	Value
Food (continued)
4.70%, 01/15/53(b)	$10	$9,175
4.95%, 03/14/30(b)	15	15,582
5.00%, 03/14/28(b)	185	189,577
Post Holdings, Inc.
4.50%, 09/15/31(b)	75	71,718
4.63%, 04/15/30(b)	90	88,190
6.25%, 02/15/32(b)	65	66,873
6.25%, 10/15/34(b)(c)	55	56,184
6.38%, 03/01/33(b)	50	50,933
6.50%, 03/15/36(b)	50	50,799
Sysco Corp.
3.15%, 12/14/51	60	40,600
3.25%, 07/15/27	70	69,458
4.45%, 03/15/48	5	4,290
4.50%, 04/01/46	90	78,492
5.40%, 03/23/35	85	88,767
5.75%, 01/17/29	100	104,834
5.95%, 04/01/30	10	10,640
6.60%, 04/01/40	50	56,559
6.60%, 04/01/50	115	128,744
U.S. Foods, Inc.
4.63%, 06/01/30(b)	25	24,750
4.75%, 02/15/29(b)	55	54,713
5.75%, 04/15/33(b)	60	61,278
6.88%, 09/15/28(b)	45	46,405
7.25%, 01/15/32(b)	35	36,659
United Natural Foods, Inc., 6.75%, 10/15/28(b)	27	27,062
		5,723,097
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	80	80,005
Sodexo, Inc.
2.72%, 04/16/31(b)	40	36,859
5.15%, 08/15/30(b)	205	211,799
		328,663
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	14	11,474
4.40%, 08/15/47	54	44,917
4.80%, 06/15/44	53	47,165
5.00%, 09/15/35	35	35,333
5.15%, 05/15/46	40	37,042
6.00%, 11/15/41	50	51,926
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	204,033
Magnera Corp.
4.75%, 11/15/29(b)(c)	35	32,517
7.25%, 11/15/31(b)(c)	50	49,147
		513,554
Hand & Machine Tools — 0.0%
Kennametal, Inc., 4.63%, 06/15/28	10	10,115
Snap-on, Inc.
3.10%, 05/01/50	45	31,044
3.25%, 03/01/27	22	21,881
4.10%, 03/01/48	25	20,782
Stanley Black & Decker, Inc.
2.30%, 03/15/30	65	60,273
2.75%, 11/15/50	55	33,251
3.00%, 05/15/32	50	45,970
4.25%, 11/15/28	25	25,106
4.85%, 11/15/48	35	31,120
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
5.20%, 09/01/40	$21	$20,575
		300,117
Health Care - Products — 0.4%
Agilent Technologies, Inc.
2.10%, 06/04/30	50	46,100
2.30%, 03/12/31	80	73,077
2.75%, 09/15/29	50	47,947
4.20%, 09/09/27	45	45,194
4.75%, 09/09/34	45	45,344
Alcon Finance Corp.
2.60%, 05/27/30(b)	70	65,936
3.00%, 09/23/29(b)	75	72,443
3.80%, 09/23/49(b)	80	62,250
5.38%, 12/06/32(b)	5	5,257
5.75%, 12/06/52(b)	15	15,290
Avantor Funding, Inc.
3.88%, 11/01/29(b)	55	52,434
4.63%, 07/15/28(b)	105	104,006
Danaher Corp.
2.60%, 10/01/50	90	55,579
2.80%, 12/10/51	60	38,330
4.38%, 09/15/45	40	35,338
Dentsply Sirona, Inc., 3.25%, 06/01/30	50	46,904
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	50	49,950
DH Europe Finance II SARL
2.60%, 11/15/29	90	85,816
3.25%, 11/15/39	65	53,726
3.40%, 11/15/49	87	63,232
Embecta Corp.
5.00%, 02/15/30(b)	37	34,778
6.75%, 02/15/30(b)	15	14,483
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	85	87,109
5.65%, 11/15/27	120	123,290
5.86%, 03/15/30	105	111,508
5.91%, 11/22/32	130	140,636
6.38%, 11/22/52	85	93,307
Hologic, Inc.
3.25%, 02/15/29(b)	65	64,657
4.63%, 02/01/28(b)	30	29,977
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	25	26,734
Revvity, Inc.
1.90%, 09/15/28	35	33,145
2.25%, 09/15/31	55	48,928
2.55%, 03/15/31	32	29,271
3.30%, 09/15/29	58	56,240
3.63%, 03/15/51	48	35,172
Stryker Corp.
1.95%, 06/15/30	145	133,059
4.10%, 04/01/43	25	21,576
4.25%, 09/11/29	100	101,068
4.63%, 09/11/34	150	150,411
4.63%, 03/15/46	60	54,187
4.70%, 02/10/28	100	101,476
5.20%, 02/10/35	150	155,610
Teleflex, Inc.
4.25%, 06/01/28(b)	40	39,419
4.63%, 11/15/27	40	39,743
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	35	31,967
Security	Par (000)	Value
Health Care - Products (continued)
4.45%, 08/15/45	$30	$27,013
5.20%, 09/15/34	50	51,424
		2,900,341
Health Care - Services — 1.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(b)(c)	35	34,272
5.50%, 07/01/28(b)	35	34,897
7.38%, 03/15/33(b)(c)	50	51,572
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	20	19,606
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	35	33,724
4.00%, 03/15/31(b)	45	42,471
4.25%, 05/01/28(b)	40	39,404
Concentra Health Services, Inc., 6.88%, 07/15/32(b)(c)	50	52,272
DaVita, Inc.
3.75%, 02/15/31(b)	101	94,348
4.63%, 06/01/30(b)	175	171,298
6.75%, 07/15/33(b)	75	77,916
6.88%, 09/01/32(b)	70	72,722
Elevance Health, Inc.
2.25%, 05/15/30	105	97,209
2.55%, 03/15/31	115	105,919
2.88%, 09/15/29	105	100,891
3.13%, 05/15/50	65	43,222
3.60%, 03/15/51	75	54,005
3.65%, 12/01/27	131	130,491
3.70%, 09/15/49	50	37,131
4.10%, 03/01/28	145	145,323
4.10%, 05/15/32	25	24,535
4.38%, 12/01/47	110	91,858
4.55%, 03/01/48	75	64,602
4.55%, 05/15/52	40	33,440
4.63%, 05/15/42	65	59,240
4.65%, 01/15/43	65	58,711
4.65%, 08/15/44	55	48,995
4.75%, 02/15/33	100	101,071
4.95%, 11/01/31	20	20,583
5.00%, 01/15/36	10	10,045
5.10%, 01/15/44	20	18,984
5.13%, 02/15/53	95	86,364
5.15%, 06/15/29	50	51,685
5.20%, 02/15/35	150	154,024
5.38%, 06/15/34	80	83,220
5.50%, 10/15/32	70	73,857
5.65%, 06/15/54	85	82,961
5.70%, 02/15/55	110	108,007
5.85%, 11/01/64	70	68,979
6.10%, 10/15/52	65	67,465
6.38%, 06/15/37	20	22,178
Encompass Health Corp.
4.50%, 02/01/28	62	61,736
4.63%, 04/01/31	25	24,521
4.75%, 02/01/30	55	54,716
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	35	33,344
HCA, Inc.
2.38%, 07/15/31	85	76,730
3.13%, 03/15/27	60	59,491
3.38%, 03/15/29	75	73,657
3.50%, 09/01/30	140	135,618
3.50%, 07/15/51	110	75,913
3.63%, 03/15/32	120	114,204
17
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.13%, 06/15/29	$145	$145,184
4.38%, 03/15/42	55	47,693
4.63%, 03/15/52	140	116,115
4.90%, 11/15/35	35	34,843
5.00%, 03/01/28	130	132,642
5.13%, 06/15/39	90	87,654
5.20%, 06/01/28	50	51,233
5.25%, 06/15/49	130	118,729
5.45%, 04/01/31	135	141,326
5.45%, 09/15/34	95	98,657
5.50%, 03/01/32	40	41,959
5.50%, 06/01/33	80	83,779
5.50%, 06/15/47	95	90,514
5.60%, 04/01/34	120	125,925
5.63%, 09/01/28	115	118,591
5.75%, 03/01/35	85	89,992
5.88%, 02/01/29	75	78,116
5.90%, 06/01/53	75	73,735
5.95%, 09/15/54	75	74,533
6.00%, 04/01/54	100	100,103
6.10%, 04/01/64	45	44,948
6.20%, 03/01/55	95	97,471
HealthEquity, Inc., 4.50%, 10/01/29(b)	40	38,938
Humana, Inc.
2.15%, 02/03/32(c)	25	21,828
3.13%, 08/15/29	60	57,701
3.70%, 03/23/29	55	54,031
3.95%, 03/15/27	33	32,955
3.95%, 08/15/49	50	36,499
4.63%, 12/01/42	37	31,793
4.80%, 03/15/47	20	16,697
4.88%, 04/01/30	52	52,738
4.95%, 10/01/44	60	52,267
5.38%, 04/15/31	135	139,127
5.50%, 03/15/53	60	53,942
5.55%, 05/01/35	45	45,826
5.75%, 03/01/28	15	15,408
5.75%, 04/15/54	70	65,191
5.88%, 03/01/33	35	36,632
5.95%, 03/15/34	60	62,892
6.00%, 05/01/55(c)	15	14,456
IQVIA, Inc.
5.00%, 05/15/27(b)	60	59,873
6.25%, 02/01/29	95	99,853
6.25%, 06/01/32(b)	155	159,718
6.50%, 05/15/30(b)	60	61,659
Laboratory Corp. of America Holdings
2.95%, 12/01/29	100	96,159
4.55%, 04/01/32	115	115,888
LifePoint Health, Inc.
5.38%, 01/15/29(b)(c)	60	58,681
8.38%, 02/15/32(b)	75	81,110
10.00%, 06/01/32(b)	50	52,375
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	45	40,985
3.88%, 05/15/32(b)	50	44,168
4.38%, 06/15/28(b)	80	78,611
6.25%, 01/15/33(b)	50	49,187
Option Care Health, Inc., 4.38%, 10/31/29(b)	35	34,172
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	25	24,854
Security	Par (000)	Value
Health Care - Services (continued)
Roche Holdings, Inc.
1.93%, 12/13/28(b)	$325	$309,886
2.08%, 12/13/31(b)	290	259,900
2.61%, 12/13/51(b)	380	237,864
3.63%, 09/17/28(b)	205	204,523
4.59%, 09/09/34(b)	215	217,159
4.67%, 12/02/35(b)	5	5,037
5.34%, 11/13/28(b)	25	25,996
Select Medical Corp., 6.25%, 12/01/32(b)(c)	37	36,087
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)	75	74,908
		8,730,743
Holding Companies - Diversified — 0.1%
Clue Opco LLC, 9.50%, 10/15/31(b)	50	51,854
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)(c)	26	22,833
5.25%, 04/15/29(b)	72	67,511
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	90	93,010
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(b)(c)	35	32,873
8.00%, 06/15/27(b)	95	98,821
		366,902
Home Builders — 0.2%
Beazer Homes USA, Inc.
5.88%, 10/15/27	20	19,975
7.25%, 10/15/29(c)	20	20,395
7.50%, 03/15/31(b)	20	20,565
Century Communities, Inc., 3.88%, 08/15/29(b)	40	38,130
DR Horton, Inc.
1.40%, 10/15/27	35	33,689
4.85%, 10/15/30	25	25,765
5.00%, 10/15/34	25	25,601
5.50%, 10/15/35	115	120,845
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(b)	5	5,147
8.38%, 10/01/33(b)	10	10,264
KB Home
4.00%, 06/15/31	25	23,899
4.80%, 11/15/29	25	24,915
6.88%, 06/15/27	20	20,365
7.25%, 07/15/30	25	25,585
LGI Homes, Inc.
4.00%, 07/15/29(b)	20	18,549
7.00%, 11/15/32(b)(c)	35	34,284
8.75%, 12/15/28(b)	30	31,307
M/I Homes, Inc.
3.95%, 02/15/30	20	19,300
4.95%, 02/01/28	30	29,795
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	34,623
5.13%, 06/06/27	25	25,171
5.65%, 03/15/35	5	5,162
NVR, Inc., 3.00%, 05/15/30	94	89,820
PulteGroup, Inc.
6.00%, 02/15/35	36	38,971
6.38%, 05/15/33(c)	45	50,074
7.88%, 06/15/32	40	47,215
Sekisui House U.S., Inc.
2.50%, 01/15/31	50	45,058
3.85%, 01/15/30	65	63,266
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
3.97%, 08/06/61(c)	$20	$13,650
6.00%, 01/15/43	15	14,303
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	35	35,311
5.75%, 01/15/28(b)	35	35,714
Thor Industries, Inc., 4.00%, 10/15/29(b)	35	33,641
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,949
4.35%, 02/15/28	10	10,061
4.88%, 03/15/27	5	5,030
5.60%, 06/15/35(c)	10	10,585
Tri Pointe Homes, Inc.
5.25%, 06/01/27	25	25,152
5.70%, 06/15/28	25	25,356
		1,161,487
Home Furnishings — 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/27	25	24,695
3.50%, 11/15/51	40	26,289
4.40%, 03/15/29	47	46,814
Somnigroup International, Inc.
3.88%, 10/15/31(b)	55	51,635
4.00%, 04/15/29(b)	54	52,531
Whirlpool Corp.
2.40%, 05/15/31	60	50,285
4.50%, 06/01/46	40	29,512
4.60%, 05/15/50	34	24,837
4.70%, 05/14/32	45	41,249
4.75%, 02/26/29	30	29,571
5.50%, 03/01/33	25	23,754
5.75%, 03/01/34	20	18,954
6.13%, 06/15/30	25	25,079
6.50%, 06/15/33(c)	35	34,971
		480,176
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	65	57,906
2.65%, 04/30/30	23	21,687
4.88%, 12/06/28	45	45,919
5.75%, 03/15/33	30	32,053
Church & Dwight Co., Inc.
2.30%, 12/15/31	20	18,172
3.15%, 08/01/27	85	84,256
3.95%, 08/01/47	70	57,299
5.00%, 06/15/52	20	18,689
5.60%, 11/15/32	15	16,147
Clorox Co.(The)
1.80%, 05/15/30	95	86,500
3.10%, 10/01/27	50	49,434
3.90%, 05/15/28	55	55,040
4.60%, 05/01/32	25	25,365
Kimberly-Clark Corp.
3.10%, 03/26/30	55	53,316
3.20%, 07/30/46	50	36,668
3.95%, 11/01/28	35	35,165
4.50%, 02/16/33	150	153,308
5.30%, 03/01/41	20	20,822
		867,746
Security	Par (000)	Value
Housewares — 0.0%
Newell Brands, Inc.
6.38%, 09/15/27	$60	$60,860
6.38%, 05/15/30	50	50,161
6.63%, 09/15/29	40	40,672
6.63%, 05/15/32(c)	25	25,002
7.38%, 04/01/36(c)	30	30,197
7.50%, 04/01/46	45	39,937
8.50%, 06/01/28(b)	65	68,413
		315,242
Insurance — 2.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	59,774
AEGON Funding Co. LLC, 5.50%, 04/16/27(b)	20	20,264
AIA Group Ltd.
3.20%, 09/16/40(b)	200	161,694
3.60%, 04/09/29(b)	200	198,699
4.95%, 04/04/33(b)	10	10,442
5.38%, 04/05/34(b)	200	209,777
5.40%, 09/30/54(b)	30	29,593
5.63%, 10/25/27(b)	65	66,818
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	210	225,477
American Financial Group, Inc., 5.00%, 09/23/35	55	54,452
American International Group, Inc.
4.38%, 06/30/50	90	75,088
4.50%, 07/16/44	25	22,129
4.75%, 04/01/48	85	76,219
4.80%, 07/10/45	30	27,354
4.85%, 05/07/30	110	112,933
5.13%, 03/27/33	55	56,754
5.45%, 05/07/35	115	119,938
Aon Corp.
2.80%, 05/15/30	50	47,420
3.75%, 05/02/29	100	99,171
4.50%, 12/15/28	50	50,684
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	70	62,486
2.60%, 12/02/31	10	9,113
2.85%, 05/28/27	90	88,750
2.90%, 08/23/51	15	9,333
3.90%, 02/28/52	120	89,224
5.00%, 09/12/32	45	46,319
5.35%, 02/28/33	80	83,574
Aon Global Ltd.
4.60%, 06/14/44	75	65,877
4.75%, 05/15/45	45	39,934
Aon North America, Inc.
5.13%, 03/01/27	35	35,357
5.15%, 03/01/29	100	103,113
5.45%, 03/01/34	130	135,706
5.75%, 03/01/54	120	118,780
Arch Capital Finance LLC, 5.03%, 12/15/46	29	27,420
Arch Capital Group Ltd.
3.64%, 06/30/50	45	33,344
7.35%, 05/01/34	20	23,444
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	50	48,112
Arthur J Gallagher & Co.
2.40%, 11/09/31	25	22,401
3.05%, 03/09/52	20	12,674
3.50%, 05/20/51	75	52,087
4.60%, 12/15/27	85	85,778
5.00%, 02/15/32	15	15,307
19
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.15%, 02/15/35	$135	$136,874
5.45%, 07/15/34	50	51,854
5.50%, 03/02/33	65	67,811
5.55%, 02/15/55	120	114,589
5.75%, 03/02/53	20	19,414
5.75%, 07/15/54	25	24,330
6.50%, 02/15/34	10	11,028
6.75%, 02/15/54	45	49,218
Assurant, Inc.
2.65%, 01/15/32	30	26,921
3.70%, 02/22/30	25	24,463
4.90%, 03/27/28	40	40,518
7.00%, 03/27/48(a)	30	30,987
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(b)	10	9,494
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	85	80,199
3.60%, 09/15/51	5	3,554
6.13%, 09/15/28	55	57,607
AXA SA, 6.38%, (1-day SOFR Index + 2.52%)(a)(b)(f)	30	34,464
Axis Specialty Finance LLC
3.90%, 07/15/29	10	9,944
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	15	14,774
Axis Specialty Finance PLC, 4.00%, 12/06/27	70	69,865
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	50,064
Brown & Brown, Inc.
2.38%, 03/15/31	35	31,449
4.20%, 03/17/32	40	38,645
4.50%, 03/15/29	10	10,055
4.70%, 06/23/28	70	70,749
4.90%, 06/23/30	90	91,412
4.95%, 03/17/52	65	55,493
5.25%, 06/23/32	65	66,215
5.55%, 06/23/35	30	30,633
6.25%, 06/23/55	55	55,895
Chubb INA Holdings LLC
1.38%, 09/15/30	120	106,945
2.85%, 12/15/51	50	32,415
3.05%, 12/15/61	50	31,379
4.15%, 03/13/43	35	30,701
4.35%, 11/03/45	85	74,664
4.65%, 08/15/29	45	46,149
4.90%, 08/15/35	30	30,462
5.00%, 03/15/34	220	226,366
6.00%, 05/11/37	55	60,180
6.70%, 05/15/36	35	40,332
Series 1, 6.50%, 05/15/38	35	40,171
CNO Financial Group, Inc.
5.25%, 05/30/29	45	45,747
6.45%, 06/15/34	60	62,625
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.52%)(a)(b)(f)	10	10,409
Empower Finance 2020 LP
1.36%, 09/17/27(b)	50	48,089
1.78%, 03/17/31(b)	50	44,880
3.08%, 09/17/51(b)	25	16,700
Equitable Financial Life Global Funding, 4.88%, 11/19/27(b)	100	101,457
Security	Par (000)	Value
Insurance (continued)
Equitable Holdings, Inc.
4.35%, 04/20/28	$139	$139,626
5.59%, 01/11/33	125	130,083
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	35	22,185
3.50%, 10/15/50	45	31,332
First American Financial Corp., 5.45%, 09/30/34	55	55,315
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	25	23,674
Globe Life, Inc.
4.80%, 06/15/32	15	15,108
5.85%, 09/15/34	35	36,775
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	80	79,958
4.58%, 05/17/48(b)	35	30,800
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	80	66,757
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	50	46,228
2.90%, 09/15/51	30	19,517
3.60%, 08/19/49	41	30,461
4.30%, 04/15/43	35	30,909
4.40%, 03/15/48	10	8,551
5.50%, 09/01/35	20	20,456
5.95%, 10/15/36	15	16,250
6.10%, 10/01/41	45	49,060
Jackson Financial, Inc.
3.13%, 11/23/31	110	100,395
4.00%, 11/23/51	55	37,376
Lincoln National Corp.
3.05%, 01/15/30	65	61,881
3.40%, 01/15/31	65	61,175
3.40%, 03/01/32	10	9,214
3.80%, 03/01/28	26	25,777
4.35%, 03/01/48	15	11,703
5.85%, 03/15/34	55	56,915
6.30%, 10/09/37	5	5,185
7.00%, 06/15/40	55	58,540
Markel Group, Inc.
3.35%, 09/17/29	10	9,727
3.45%, 05/07/52	80	55,270
4.30%, 11/01/47	70	57,625
5.00%, 05/20/49	55	49,516
6.00%, 05/16/54	5	5,092
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	101	92,706
2.38%, 12/15/31	35	31,602
4.20%, 03/01/48	80	65,786
4.35%, 01/30/47	50	42,311
4.38%, 03/15/29	95	95,988
4.55%, 11/08/27	50	50,465
4.65%, 03/15/30	100	101,976
4.75%, 03/15/39	30	29,000
4.85%, 11/15/31	85	87,475
4.90%, 03/15/49	112	101,343
5.00%, 03/15/35	140	142,462
5.15%, 03/15/34	15	15,508
5.35%, 11/15/44	20	19,381
5.40%, 03/15/55	120	115,273
5.45%, 03/15/54	30	28,782
5.70%, 09/15/53	60	59,609
5.75%, 11/01/32	30	32,131
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.88%, 08/01/33	$85	$92,511
MetLife, Inc.
4.88%, 11/13/43	200	185,197
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	200	208,311
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	100	88,427
2.40%, 01/11/32(b)	40	36,006
2.95%, 04/09/30(b)	115	110,264
3.00%, 09/19/27(b)	175	172,883
4.30%, 08/25/29(b)	40	40,352
4.35%, 01/12/31(b)	150	151,339
4.85%, 01/08/29(b)	150	153,522
5.05%, 01/06/28(b)	25	25,506
5.15%, 03/28/33(b)	170	176,838
MGIC Investment Corp., 5.25%, 08/15/28	70	69,980
NMI Holdings, Inc., 6.00%, 08/15/29	5	5,201
Old Republic International Corp., 5.75%, 03/28/34	30	31,450
Pine Street Trust II, 5.57%, 02/15/49(b)	105	100,353
Pricoa Global Funding I
4.40%, 08/27/27(b)	10	10,092
4.75%, 08/26/32(b)	150	151,528
Primerica, Inc., 2.80%, 11/19/31	45	41,149
Principal Financial Group, Inc.
2.13%, 06/15/30	80	73,264
3.70%, 05/15/29	75	74,199
4.11%, 02/15/28(b)	15	15,008
4.30%, 11/15/46	55	46,536
4.35%, 05/15/43	37	32,297
4.63%, 09/15/42	25	22,616
5.38%, 03/15/33	75	78,520
5.50%, 03/15/53	40	38,597
6.05%, 10/15/36	61	66,587
Principal Life Global Funding II
1.50%, 08/27/30(b)	65	57,932
1.63%, 11/19/30(b)	15	13,293
2.50%, 09/16/29(b)(c)	41	38,761
4.60%, 08/19/27(b)	95	95,900
4.80%, 01/09/28(b)	25	25,376
Progressive Corp.(The)
3.20%, 03/26/30	65	63,094
3.70%, 01/26/45	40	31,693
3.70%, 03/15/52	15	11,248
3.95%, 03/26/50	55	43,231
4.00%, 03/01/29	72	72,359
4.13%, 04/15/47	67	55,546
4.20%, 03/15/48	50	41,545
4.35%, 04/25/44	40	34,937
6.25%, 12/01/32	88	97,748
Protective Life Corp.
3.40%, 01/15/30(b)	70	67,848
4.30%, 09/30/28(b)	80	80,229
Prudential Financial, Inc.
2.10%, 03/10/30	99	92,522
3.00%, 03/10/40	55	42,911
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	50	46,728
3.70%, 03/13/51	95	69,386
3.88%, 03/27/28	60	60,043
3.91%, 12/07/47	90	70,381
3.94%, 12/07/49	57	43,975
4.35%, 02/25/50	75	61,166
Security	Par (000)	Value
Insurance (continued)
4.42%, 03/27/48	$75	$63,204
4.60%, 05/15/44	70	62,223
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	75	73,841
5.20%, 03/14/35	135	138,360
5.70%, 12/14/36	67	70,903
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	75	75,760
5.75%, 07/15/33	33	36,093
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	80	82,871
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	65	68,518
6.63%, 12/01/37	45	51,805
Prudential Funding Asia PLC
3.13%, 04/14/30	85	82,050
3.63%, 03/24/32	65	62,927
Reinsurance Group of America, Inc.
3.15%, 06/15/30	62	59,164
3.90%, 05/15/29	53	52,646
5.75%, 09/15/34	50	52,270
6.00%, 09/15/33	80	85,520
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	60	59,460
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	85	89,617
5.80%, 04/01/35	100	104,715
Ryan Specialty LLC, 5.88%, 08/01/32(b)	105	105,917
Selective Insurance Group, Inc., 5.38%, 03/01/49	15	14,238
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,562
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	195	196,946
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	25	21,922
Travelers Companies, Inc.(The)
2.55%, 04/27/50	40	24,629
3.05%, 06/08/51	20	13,409
3.75%, 05/15/46	39	31,011
4.00%, 05/30/47	60	49,052
4.05%, 03/07/48	40	32,773
4.10%, 03/04/49	52	42,971
4.30%, 08/25/45	40	34,498
4.60%, 08/01/43	40	36,901
5.05%, 07/24/35	30	30,792
5.35%, 11/01/40	55	56,067
5.45%, 05/25/53	55	54,371
6.25%, 06/15/37	70	78,462
6.75%, 06/20/36	35	40,438
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	50,965
Unum Group
4.05%, 08/15/41(b)	15	12,471
4.13%, 06/15/51	70	52,229
6.00%, 06/15/54	30	29,273
W R Berkley Corp., 4.00%, 05/12/50	60	47,580
Willis North America, Inc.
2.95%, 09/15/29	98	93,756
3.88%, 09/15/49	54	40,257
4.50%, 09/15/28	62	62,393
4.65%, 06/15/27	85	85,543
5.05%, 09/15/48	15	13,558
5.35%, 05/15/33	65	66,956
5.90%, 03/05/54	55	54,466
XL Group Ltd., 5.25%, 12/15/43	30	28,845
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.77%)(a)(d)	200	182,566
		14,618,385
21
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.5%
AppLovin Corp.
5.13%, 12/01/29	$85	$86,810
5.38%, 12/01/31	5	5,150
5.50%, 12/01/34	155	157,964
5.95%, 12/01/54	5	4,791
Baidu, Inc., 2.38%, 10/09/30	200	186,781
Booking Holdings, Inc., 3.55%, 03/15/28	90	89,411
Cars.com, Inc., 6.38%, 11/01/28(b)	30	29,357
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(b)(c)	50	44,353
7.00%, 06/15/27(b)	45	44,258
7.00%, 06/15/27(b)(c)	30	29,426
eBay, Inc.
2.60%, 05/10/31	85	78,232
2.70%, 03/11/30	85	80,551
3.60%, 06/05/27	62	61,766
3.65%, 05/10/51	80	59,448
4.00%, 07/15/42	60	50,086
Gen Digital, Inc.
6.25%, 04/01/33(b)	75	74,721
6.75%, 09/30/27(b)	60	60,573
7.13%, 09/30/30(b)	50	50,722
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	55	51,360
5.25%, 12/01/27(b)	40	39,821
Kuaishou Technology, 4.75%, 01/22/36(b)	200	198,438
Meituan
3.05%, 10/28/30(d)	200	188,593
5.13%, 11/05/35(d)	200	199,479
Prosus NV
3.68%, 01/21/30(d)	200	193,746
4.99%, 01/19/52(d)	200	162,460
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(f)	65	62,303
8.13%, (5-year CMT + 4.25%)(a)(b)(f)	40	41,471
9.75%, 04/15/29(b)	140	155,512
11.25%, 02/15/27(b)	120	126,949
Tencent Holdings Ltd.
2.39%, 06/03/30(d)	200	189,096
3.24%, 06/03/50(d)	200	145,242
3.84%, 04/22/51(d)	200	160,886
3.93%, 01/19/38(d)	200	188,399
VeriSign, Inc.
2.70%, 06/15/31	85	77,431
4.75%, 07/15/27	40	40,007
5.25%, 06/01/32	10	10,223
Wayfair LLC
7.25%, 10/31/29(b)	60	62,038
7.75%, 09/15/30(b)	57	59,951
Ziff Davis, Inc., 4.63%, 10/15/30(b)(c)	35	31,506
ZipRecruiter, Inc., 5.00%, 01/15/30(b)(c)	40	25,787
		3,605,098
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	25	24,466
4.88%, 03/01/31(b)	27	25,597
6.25%, 10/01/40	15	12,767
6.75%, 04/15/30(b)	50	50,698
6.88%, 11/01/29(b)	60	61,786
7.00%, 03/15/32(b)	110	111,790
Security	Par (000)	Value
Iron & Steel (continued)
7.38%, 05/01/33(b)	$65	$66,706
7.50%, 09/15/31(b)	82	85,584
7.63%, 01/15/34(b)	25	25,659
Commercial Metals Co.
3.88%, 02/15/31	20	18,990
4.13%, 01/15/30	30	29,315
4.38%, 03/15/32	20	19,160
Gerdau Trade, Inc., 5.75%, 06/09/35	130	135,097
Steel Dynamics, Inc.
1.65%, 10/15/27	60	57,875
3.25%, 01/15/31	25	23,922
3.25%, 10/15/50	20	13,648
3.45%, 04/15/30	50	48,630
4.00%, 12/15/28	50	50,032
5.25%, 05/15/35	10	10,257
5.38%, 08/15/34	80	83,122
		955,101
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/31	55	48,883
4.40%, 09/15/32	30	29,156
Brunswick Corp/DE, 5.85%, 03/18/29(c)	30	31,186
Harley-Davidson, Inc., 4.63%, 07/28/45	33	26,408
Life Time, Inc., 6.00%, 11/15/31(b)	35	36,035
NCL Corp. Ltd.
6.25%, 03/01/30(b)(c)	35	35,844
6.75%, 02/01/32(b)	115	118,328
7.75%, 02/15/29(b)	80	85,425
NCL Finance Ltd., 6.13%, 03/15/28(b)	40	41,034
Patrick Industries, Inc.
4.75%, 05/01/29(b)	25	24,906
6.38%, 11/01/32(b)	35	35,942
Polaris, Inc., 6.95%, 03/15/29	35	37,115
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	45	44,720
5.38%, 07/15/27(b)	85	85,647
5.50%, 04/01/28(b)	110	112,428
5.63%, 09/30/31(b)	65	66,985
6.00%, 02/01/33(b)	155	160,468
6.25%, 03/15/32(b)	95	99,066
Sabre GLBL, Inc.
10.75%, 11/15/29(b)	32	23,624
10.75%, 03/15/30(b)	41	29,717
11.13%, 07/15/30(b)	75	54,378
		1,227,295
Lodging — 0.1%
Choice Hotels International, Inc.
3.70%, 01/15/31	50	48,171
5.85%, 08/01/34	70	72,574
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	85	79,210
3.75%, 05/01/29(b)	55	53,581
4.00%, 05/01/31(b)	96	92,304
4.88%, 01/15/30	45	45,039
5.75%, 09/15/33(b)	50	51,196
5.88%, 04/01/29(b)	40	40,934
5.88%, 03/15/33(b)	67	68,909
6.13%, 04/01/32(b)	30	31,001
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	$40	$37,605
5.00%, 06/01/29(b)	60	58,579
6.63%, 01/15/32(b)	65	66,351
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	35,001
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(b)	30	28,939
4.75%, 01/15/28(c)	40	39,591
Travel + Leisure Co.
4.50%, 12/01/29(b)	50	48,985
4.63%, 03/01/30(b)	20	19,529
6.00%, 04/01/27	35	35,431
6.13%, 09/01/33(b)	15	15,233
		968,163
Machinery — 0.5%
AGCO Corp.
5.45%, 03/21/27	55	55,652
5.80%, 03/21/34	70	74,000
CNH Industrial Capital LLC
4.55%, 04/10/28	20	20,193
5.50%, 01/12/29	20	20,750
CNH Industrial NV, 3.85%, 11/15/27	89	88,800
Deere & Co.
2.88%, 09/07/49	45	31,005
3.10%, 04/15/30	76	73,776
3.75%, 04/15/50	55	43,929
3.90%, 06/09/42	95	83,353
5.38%, 10/16/29	85	89,590
5.45%, 01/16/35	5	5,338
5.70%, 01/19/55	10	10,590
7.13%, 03/03/31	25	28,645
Eaton Capital ULC, 4.45%, 05/09/30	10	10,168
IDEX Corp.
2.63%, 06/15/31	55	50,468
3.00%, 05/01/30	69	66,082
John Deere Capital Corp.
1.45%, 01/15/31	52	46,388
1.50%, 03/06/28	22	21,113
1.75%, 03/09/27	105	102,980
2.00%, 06/17/31	57	51,550
2.45%, 01/09/30(c)	76	72,488
2.80%, 09/08/27	85	83,932
2.80%, 07/18/29	80	77,476
3.05%, 01/06/28	48	47,501
3.35%, 04/18/29	55	54,288
3.45%, 03/07/29	92	91,217
3.90%, 06/07/32	60	59,461
4.15%, 09/15/27	90	90,678
4.20%, 07/15/27	55	55,408
4.35%, 09/15/32	65	65,796
4.40%, 09/08/31	20	20,386
4.50%, 01/16/29	80	81,775
4.75%, 01/20/28	115	117,373
4.85%, 10/11/29	5	5,193
4.90%, 06/11/27	55	55,863
4.90%, 03/03/28	120	122,947
4.90%, 03/07/31	10	10,416
4.95%, 07/14/28	100	102,769
5.10%, 04/11/34	150	156,797
Security	Par (000)	Value
Machinery (continued)
Series 1, 5.05%, 06/12/34	$35	$36,477
Series I, 4.55%, 06/05/30	55	56,353
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	26	25,258
Nordson Corp.
5.60%, 09/15/28	15	15,521
5.80%, 09/15/33	45	48,109
nVent Finance SARL
2.75%, 11/15/31	45	40,830
5.65%, 05/15/33	35	36,932
Otis Worldwide Corp.
2.29%, 04/05/27	75	73,798
2.57%, 02/15/30	120	113,396
3.11%, 02/15/40	90	71,978
3.36%, 02/15/50(c)	65	46,655
Regal Rexnord Corp.
6.05%, 04/15/28	75	77,770
6.30%, 02/15/30	70	74,775
6.40%, 04/15/33	105	114,331
Terex Corp.
5.00%, 05/15/29(b)	60	59,961
6.25%, 10/15/32(b)	50	51,501
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	95	96,480
4.90%, 05/29/30	20	20,591
5.50%, 05/29/35	20	21,048
5.61%, 03/11/34	80	84,855
Xylem, Inc.
1.95%, 01/30/28	65	62,743
2.25%, 01/30/31	50	45,717
4.38%, 11/01/46	22	19,237
		3,640,450
Manufacturing — 0.2%
Avient Corp.
6.25%, 11/01/31(b)	50	51,609
7.13%, 08/01/30(b)	50	51,511
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	100	103,735
Eaton Corp.
3.10%, 09/15/27	105	104,089
3.92%, 09/15/47	35	29,103
4.00%, 11/02/32	70	69,482
4.15%, 03/15/33	110	109,612
4.15%, 11/02/42	75	66,407
4.70%, 08/23/52	65	59,267
Entegris, Inc.
3.63%, 05/01/29(b)	30	28,792
4.38%, 04/15/28(b)	40	39,621
4.75%, 04/15/29(b)	125	125,150
5.95%, 06/15/30(b)	60	61,206
Illinois Tool Works, Inc.
3.90%, 09/01/42	68	59,032
4.88%, 09/15/41	77	75,535
Parker-Hannifin Corp.
3.25%, 03/01/27	35	34,822
3.25%, 06/14/29	101	98,995
4.00%, 06/14/49	60	49,300
4.10%, 03/01/47	35	29,619
4.20%, 11/21/34	71	70,074
4.25%, 09/15/27	15	15,094
4.45%, 11/21/44	45	40,359
4.50%, 09/15/29	70	71,263
6.25%, 05/15/38	5	5,663
23
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Pentair Finance SARL, 4.50%, 07/01/29	$60	$60,567
Trinity Industries, Inc., 7.75%, 07/15/28(b)	40	41,189
		1,551,096
Media — 0.8%
Belo Corp.
7.25%, 09/15/27	35	36,327
7.75%, 06/01/27	50	51,993
Cable One, Inc., 4.00%, 11/15/30(b)	50	34,556
Comcast Corp.
1.50%, 02/15/31	55	48,540
1.95%, 01/15/31	185	167,215
2.45%, 08/15/52	110	59,796
2.65%, 02/01/30	145	137,922
2.65%, 08/15/62	90	46,677
2.80%, 01/15/51	105	62,462
2.89%, 11/01/51	325	196,216
2.94%, 11/01/56	270	157,320
2.99%, 11/01/63	280	155,646
3.20%, 07/15/36	65	56,418
3.25%, 11/01/39	120	95,691
3.40%, 04/01/30	100	97,768
3.40%, 07/15/46	100	71,365
3.45%, 02/01/50	90	61,721
3.75%, 04/01/40	125	105,363
3.90%, 03/01/38	85	75,515
3.97%, 11/01/47	105	80,571
4.00%, 08/15/47	20	15,495
4.00%, 03/01/48	80	61,662
4.00%, 11/01/49	155	117,280
4.05%, 11/01/52	80	60,088
4.20%, 08/15/34	90	87,245
4.25%, 10/15/30	175	176,470
4.25%, 01/15/33	165	163,318
4.40%, 08/15/35	75	72,738
4.60%, 10/15/38	105	99,095
4.65%, 07/15/42	15	13,463
4.70%, 10/15/48	105	89,641
4.80%, 05/15/33	105	107,113
4.95%, 05/15/32	120	124,061
4.95%, 10/15/58	50	42,736
5.17%, 01/15/37(b)	252	253,779
5.30%, 06/01/34	100	104,409
5.30%, 05/15/35(c)	85	88,907
5.35%, 05/15/53	105	96,695
5.50%, 11/15/32	60	64,030
5.50%, 05/15/64	65	59,875
5.65%, 06/15/35	75	79,880
5.65%, 06/01/54	65	62,694
6.05%, 05/15/55(c)	80	81,870
6.45%, 03/15/37	40	44,723
6.50%, 11/15/35	90	101,475
7.05%, 03/15/33	45	51,940
FactSet Research Systems, Inc.
2.90%, 03/01/27	30	29,587
3.45%, 03/01/32	20	18,323
NBCUniversal Media LLC
4.45%, 01/15/43	120	103,993
6.40%, 04/30/40	30	33,002
Nexstar Media, Inc.
4.75%, 11/01/28(b)	70	69,650
5.63%, 07/15/27(b)	120	119,998
Security	Par (000)	Value
Media (continued)
Paramount Global
3.38%, 02/15/28	$10	$9,649
4.20%, 06/01/29	30	28,864
4.38%, 03/15/43	195	122,308
4.60%, 01/15/45	100	63,020
4.90%, 08/15/44	50	32,119
4.95%, 01/15/31	115	107,561
5.85%, 09/01/43	25	18,515
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(a)	54	42,909
6.38%, 03/30/62, (5-year CMT + 4.00%)(a)	75	60,484
6.88%, 04/30/36	60	54,503
Sirius XM Radio LLC
3.88%, 09/01/31(b)(c)	105	96,188
4.00%, 07/15/28(b)	100	97,641
4.13%, 07/01/30(b)	105	98,939
5.00%, 08/01/27(b)	90	89,985
5.50%, 07/01/29(b)	107	107,064
TEGNA, Inc.
4.63%, 03/15/28	67	66,792
5.00%, 09/15/29	75	74,923
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	199,352
		5,865,133
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)	35	35,623
Timken Co.(The)
4.13%, 04/01/32	5	4,871
4.50%, 12/15/28	40	40,348
Valmont Industries, Inc., 5.00%, 10/01/44	37	34,419
		115,261
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(d)	200	209,273
Coeur Mining, Inc., 5.13%, 02/15/29(b)	20	19,916
Compass Minerals International, Inc.
6.75%, 12/01/27(b)(c)	10	10,005
8.00%, 07/01/30(b)	50	52,797
Constellium SE
3.75%, 04/15/29(b)	40	38,758
5.63%, 06/15/28(b)	40	40,000
6.38%, 08/15/32(b)	25	26,031
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(d)	200	191,663
6.30%, 09/08/53(d)	200	210,104
6.33%, 01/13/35(d)	200	216,228
6.78%, 01/13/55(d)	200	221,191
Hecla Mining Co., 7.25%, 02/15/28	20	20,017
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	40	38,644
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	50	53,630
Novelis Corp.
3.88%, 08/15/31(b)	50	45,785
4.75%, 01/30/30(b)	107	103,694
6.88%, 01/30/30(b)	100	103,228
Yamana Gold, Inc., 2.63%, 08/15/31	30	27,440
		1,628,404
Multi-National — 0.0%
Dexia SA, 4.50%, 03/19/27(b)	40	40,332
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	70	67,608
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
3.28%, 12/01/28	$60	$58,530
3.57%, 12/01/31	95	88,771
4.25%, 04/01/28	65	64,743
5.55%, 08/22/34	65	65,446
Xerox Corp.
4.80%, 03/01/35	20	5,383
6.75%, 12/15/39	24	6,826
10.25%, 10/15/30(b)	25	18,048
13.50%, 04/15/31(b)	25	13,199
Xerox Holdings Corp.
5.50%, 08/15/28(b)	45	17,090
8.88%, 11/30/29(b)	34	9,651
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,886
		451,181
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	32	31,481
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	55	50,813
5.10%, 03/17/30	100	103,476
AptarGroup, Inc., 3.60%, 03/15/32	15	14,311
Ball Corp.
2.88%, 08/15/30	90	83,710
3.13%, 09/15/31	35	32,498
5.50%, 09/15/33	75	77,162
6.00%, 06/15/29	67	69,065
Berry Global, Inc., 5.65%, 01/15/34	95	100,370
Crown Americas LLC
5.25%, 04/01/30	35	35,822
5.88%, 06/01/33(b)	65	66,790
OI European Group BV, 4.75%, 02/15/30(b)	25	24,128
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(b)	45	45,047
7.25%, 05/15/31(b)(c)	50	50,516
7.38%, 06/01/32(b)(c)	20	20,250
Sealed Air Corp.
4.00%, 12/01/27(b)	30	29,922
5.00%, 04/15/29(b)	45	45,375
6.50%, 07/15/32(b)	40	41,266
6.88%, 07/15/33(b)	5	5,178
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	55	55,778
7.25%, 02/15/31(b)	30	31,150
Sonoco Products Co.
2.85%, 02/01/32	30	27,521
3.13%, 05/01/30	70	66,864
4.60%, 09/01/29	10	10,139
5.00%, 09/01/34(c)	65	65,560
5.75%, 11/01/40	45	46,660
		1,199,371
Pharmaceuticals — 0.2%
Accendra Health, Inc.
4.50%, 03/31/29(b)(c)	20	12,706
6.63%, 04/01/30(b)(c)	45	21,837
AdaptHealth LLC
4.63%, 08/01/29(b)	45	43,201
5.13%, 03/01/30(b)	47	45,305
6.13%, 08/01/28(b)	25	25,081
Elanco Animal Health, Inc., 6.65%, 08/28/28	70	72,708
EMD Finance LLC, 5.00%, 10/15/35(b)	155	156,521
Security	Par (000)	Value
Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29(b)	$120	$118,314
Novartis Capital Corp.
2.20%, 08/14/30	135	125,862
2.75%, 08/14/50	170	111,348
3.10%, 05/17/27	135	134,229
3.70%, 09/21/42	30	25,270
3.80%, 09/18/29	15	15,010
4.00%, 09/18/31	30	30,095
4.00%, 11/20/45	20	17,071
4.20%, 09/18/34	100	99,180
4.40%, 05/06/44	145	131,853
4.70%, 09/18/54	60	54,228
Zoetis, Inc.
3.00%, 09/12/27	75	74,150
3.00%, 05/15/50	40	27,089
3.90%, 08/20/28	30	30,030
3.95%, 09/12/47	63	51,862
4.45%, 08/20/48	35	30,654
4.70%, 02/01/43	90	83,605
5.00%, 08/17/35	110	112,156
5.60%, 11/16/32	40	42,834
		1,692,199
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	65,489
4.87%, 02/15/29(b)	45	45,760
		111,249
Real Estate — 0.3%
Aldar Investment Properties Sukuk Ltd., 5.50%, 05/16/34(d)	200	207,678
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30(b)	25	23,647
CBRE Services, Inc.
2.50%, 04/01/31	70	63,940
4.80%, 06/15/30	60	61,162
5.50%, 04/01/29	75	77,892
5.95%, 08/15/34	60	64,139
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	200	220,339
CoStar Group, Inc., 2.80%, 07/15/30(b)	20	18,391
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	45	45,159
8.88%, 09/01/31(b)	30	31,757
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	198,159
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	191,460
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	45	43,582
4.38%, 02/01/31(b)	45	42,794
Kennedy-Wilson, Inc.
4.75%, 03/01/29	40	39,225
4.75%, 02/01/30	50	48,504
5.00%, 03/01/31(c)	40	38,827
Newmark Group, Inc., 7.50%, 01/12/29	35	37,239
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	120	120,227
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	190,274
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	200	193,128
25
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Trust 2401, 7.38%, 02/13/34(d)	$200	$220,428
		2,177,951
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/31	195	183,652
3.55%, 03/15/52	100	71,768
4.75%, 04/15/35	5	4,871
5.50%, 10/01/35	180	184,836
5.63%, 05/15/54	5	4,836
American Assets Trust LP, 3.38%, 02/01/31	55	50,614
American Tower Corp.
1.50%, 01/31/28	90	86,025
1.88%, 10/15/30	80	72,172
2.10%, 06/15/30	64	58,725
2.30%, 09/15/31	65	58,467
2.70%, 04/15/31	70	64,979
2.90%, 01/15/30	115	109,849
2.95%, 01/15/51	45	29,069
3.10%, 06/15/50	80	53,671
3.55%, 07/15/27	74	73,585
3.60%, 01/15/28	99	98,285
3.65%, 03/15/27	5	4,983
3.70%, 10/15/49	42	31,756
3.80%, 08/15/29	101	100,036
3.95%, 03/15/29	116	115,593
4.05%, 03/15/32	30	29,525
5.20%, 02/15/29	20	20,640
5.25%, 07/15/28	10	10,283
5.35%, 03/15/35	30	31,113
5.40%, 01/31/35	25	25,984
5.45%, 02/15/34	65	68,002
5.50%, 03/15/28	10	10,279
5.65%, 03/15/33	80	84,938
5.80%, 11/15/28	50	52,208
5.90%, 11/15/33	50	53,926
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(b)(c)	40	39,828
AvalonBay Communities, Inc.
1.90%, 12/01/28	80	76,068
2.05%, 01/15/32	75	66,683
2.45%, 01/15/31	65	60,240
3.20%, 01/15/28	15	14,883
3.35%, 05/15/27(c)	75	74,605
3.90%, 10/15/46	40	32,590
4.15%, 07/01/47	30	25,321
4.35%, 04/15/48	20	17,295
5.30%, 12/07/33	40	42,107
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27(b)	25	24,576
7.75%, 12/01/29(b)	30	32,014
Boston Properties LP
2.45%, 10/01/33	75	62,058
2.55%, 04/01/32	75	65,896
2.90%, 03/15/30	65	61,345
3.25%, 01/30/31	95	89,471
3.40%, 06/21/29	10	9,741
4.50%, 12/01/28	95	95,798
5.75%, 01/15/35	60	61,141
6.50%, 01/15/34	60	64,277
6.75%, 12/01/27	30	31,307
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP
3.95%, 11/15/27	$30	$29,454
4.55%, 10/01/29	25	23,521
8.30%, 03/15/28	30	31,697
8.88%, 04/12/29	55	58,453
Brixmor Operating Partnership LP
2.25%, 04/01/28	53	51,182
2.50%, 08/16/31	25	22,707
3.90%, 03/15/27	50	49,937
4.05%, 07/01/30	70	69,374
4.13%, 05/15/29	50	50,068
5.50%, 02/15/34	55	57,214
5.75%, 02/15/35	45	47,609
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,484
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	38	37,467
COPT Defense Properties LP
2.00%, 01/15/29	40	37,765
2.75%, 04/15/31	50	46,172
2.90%, 12/01/33	45	39,055
Cousins Properties LP
5.25%, 07/15/30	10	10,337
5.88%, 10/01/34	35	36,666
Crown Castle, Inc.
2.10%, 04/01/31	51	45,495
2.25%, 01/15/31	72	65,087
2.50%, 07/15/31	71	64,187
2.90%, 03/15/27	25	24,723
2.90%, 04/01/41	97	72,148
3.10%, 11/15/29	60	57,604
3.25%, 01/15/51	73	49,159
3.30%, 07/01/30	72	68,934
3.65%, 09/01/27	139	138,371
3.80%, 02/15/28	80	79,675
4.00%, 03/01/27	25	24,992
4.15%, 07/01/50	40	31,754
4.30%, 02/15/29	72	72,307
4.75%, 05/15/47	15	13,171
4.90%, 09/01/29	5	5,097
5.00%, 01/11/28	195	198,275
5.10%, 05/01/33	30	30,589
5.20%, 09/01/34	80	81,775
5.20%, 02/15/49	20	18,329
5.60%, 06/01/29	90	93,757
5.80%, 03/01/34	55	58,301
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	5	4,899
CubeSmart LP
2.50%, 02/15/32	60	53,856
3.00%, 02/15/30	40	38,322
4.38%, 02/15/29	50	50,408
Digital Realty Trust LP
3.60%, 07/01/29	70	69,095
3.70%, 08/15/27	105	104,613
4.45%, 07/15/28	65	65,641
DOC DR LLC
2.63%, 11/01/31	70	63,602
3.95%, 01/15/28	15	14,983
4.30%, 03/15/27	25	25,055
EPR Properties
3.75%, 08/15/29	20	19,507
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 04/15/28	$35	$35,402
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	62,627
Equinix, Inc.
1.55%, 03/15/28	60	57,179
1.80%, 07/15/27	25	24,283
2.00%, 05/15/28	50	47,908
2.15%, 07/15/30	74	67,696
2.50%, 05/15/31	60	54,733
3.00%, 07/15/50	75	48,522
3.20%, 11/18/29	100	96,630
3.40%, 02/15/52	25	17,291
3.90%, 04/15/32	60	58,091
ERP Operating LP
2.50%, 02/15/30	65	61,554
4.15%, 12/01/28	10	10,067
4.50%, 07/01/44	110	100,118
4.65%, 09/15/34	55	55,050
4.95%, 06/15/32	105	108,339
Federal Realty OP LP
3.20%, 06/15/29	35	34,060
3.25%, 07/15/27	65	64,394
3.50%, 06/01/30	35	34,007
4.50%, 12/01/44	45	39,897
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	60	59,539
Healthpeak OP LLC
2.88%, 01/15/31	56	52,449
3.00%, 01/15/30	75	71,744
3.50%, 07/15/29	40	39,217
5.25%, 12/15/32	60	61,968
6.75%, 02/01/41	54	60,060
Highwoods Realty LP
3.88%, 03/01/27	35	34,845
4.20%, 04/15/29	10	9,897
7.65%, 02/01/34	45	51,273
Host Hotels & Resorts LP
5.50%, 04/15/35	70	71,437
5.70%, 07/01/34	45	46,825
Series H, 3.38%, 12/15/29	22	21,312
Series I, 3.50%, 09/15/30	77	73,842
Series J, 2.90%, 12/15/31	20	18,269
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	45	42,811
2.70%, 01/15/34	60	51,524
4.15%, 04/15/32	95	92,482
4.88%, 02/01/35	30	29,721
5.45%, 08/15/30	35	36,466
5.50%, 08/15/33	35	36,155
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	55	53,254
Iron Mountain, Inc.
4.50%, 02/15/31(b)	83	80,078
4.88%, 09/15/27(b)	57	56,973
4.88%, 09/15/29(b)	65	64,384
5.00%, 07/15/28(b)	35	34,918
5.25%, 03/15/28(b)	60	59,933
5.25%, 07/15/30(b)	67	66,654
5.63%, 07/15/32(b)	40	39,901
6.25%, 01/15/33(b)	55	56,154
7.00%, 02/15/29(b)	60	61,586
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP
2.50%, 11/15/32	$55	$46,170
2.65%, 11/15/33	45	36,778
3.05%, 02/15/30	30	27,886
4.25%, 08/15/29	45	44,210
4.75%, 12/15/28	60	60,291
6.25%, 01/15/36	40	40,795
Kimco Realty OP LLC
1.90%, 03/01/28	30	28,911
2.25%, 12/01/31	40	36,007
2.70%, 10/01/30	30	28,444
3.20%, 04/01/32	50	46,985
3.70%, 10/01/49	5	3,828
3.80%, 04/01/27	65	65,008
4.13%, 12/01/46	35	29,671
4.25%, 04/01/45	30	25,839
4.60%, 02/01/33	50	50,454
4.85%, 03/01/35	50	50,503
6.40%, 03/01/34	20	22,256
LXP Industrial Trust
2.38%, 10/01/31	10	8,872
2.70%, 09/15/30	30	27,822
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	75	57,617
4.63%, 08/01/29	75	64,762
5.00%, 10/15/27	95	93,297
8.50%, 02/15/32(b)	95	101,689
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(c)	70	63,191
3.38%, 02/01/31	77	72,634
3.63%, 10/01/29	10	9,743
4.50%, 04/01/27	5	5,009
4.75%, 01/15/28	55	55,533
5.20%, 07/01/30	40	40,999
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	55	54,041
5.88%, 10/01/28(b)	50	50,001
7.00%, 02/01/30(b)	40	41,430
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	25,509
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	20	18,160
4.95%, 01/15/35	40	40,020
5.75%, 07/15/34	45	47,641
Piedmont Operating Partnership LP, 3.15%, 08/15/30	15	13,921
Prologis LP
1.25%, 10/15/30	40	35,378
1.63%, 03/15/31	85	75,627
1.75%, 07/01/30	59	53,649
1.75%, 02/01/31	10	8,947
2.13%, 04/15/27	66	64,823
2.13%, 10/15/50	42	23,071
2.25%, 04/15/30	25	23,408
2.88%, 11/15/29	104	100,220
3.00%, 04/15/50	57	38,137
3.05%, 03/01/50	35	23,701
3.38%, 12/15/27	145	144,066
3.88%, 09/15/28	55	55,028
4.00%, 09/15/28	61	61,205
27
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 02/01/29	$5	$5,066
4.38%, 09/15/48	25	21,355
4.63%, 01/15/33	65	65,949
4.75%, 06/15/33	50	50,910
5.00%, 03/15/34	95	97,464
5.00%, 01/31/35	75	76,656
5.13%, 01/15/34	70	72,498
5.25%, 05/15/35	5	5,202
5.25%, 06/15/53	65	62,831
5.25%, 03/15/54	65	62,606
Public Storage Operating Co.
1.85%, 05/01/28	120	115,141
1.95%, 11/09/28	85	80,999
2.30%, 05/01/31	140	128,369
3.39%, 05/01/29	55	54,291
4.38%, 07/01/30	10	10,155
5.10%, 08/01/33	95	98,991
5.35%, 08/01/53	65	63,642
Realty Income Corp.
2.10%, 03/15/28	200	192,993
3.25%, 01/15/31	205	196,672
3.95%, 08/15/27	195	195,301
5.13%, 04/15/35	200	205,647
5.38%, 09/01/54	30	29,393
Regency Centers LP
2.95%, 09/15/29	65	62,834
3.70%, 06/15/30	40	39,490
4.13%, 03/15/28	15	15,077
4.40%, 02/01/47	20	17,415
4.65%, 03/15/49	35	31,071
5.00%, 07/15/32	85	87,483
5.10%, 01/15/35	5	5,111
Rexford Industrial Realty LP
2.13%, 12/01/30	10	9,058
2.15%, 09/01/31	15	13,314
5.00%, 06/15/28	60	61,027
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	39,455
4.75%, 10/15/27	15	14,999
6.50%, 04/01/32(b)	70	72,517
6.50%, 06/15/33(b)	60	62,359
7.25%, 07/15/28(b)	32	32,875
Sabra Health Care LP
3.20%, 12/01/31	60	55,497
3.90%, 10/15/29	25	24,618
SBA Communications Corp.
3.13%, 02/01/29	105	101,034
3.88%, 02/15/27	55	54,656
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	40	39,918
4.38%, 05/28/30(b)	75	75,983
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(a)(b)	40	40,476
Starwood Property Trust, Inc.
4.38%, 01/15/27(b)	20	19,858
6.00%, 04/15/30(b)	35	35,805
6.50%, 07/01/30(b)	35	36,407
6.50%, 10/15/30(b)	15	15,638
7.25%, 04/01/29(b)	55	57,642
Tanger Properties LP, 2.75%, 09/01/31	35	32,018
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP
2.50%, 09/01/31	$25	$22,714
3.00%, 01/15/30	40	38,301
3.85%, 04/01/27	47	46,925
4.00%, 03/01/28	37	36,995
4.38%, 02/01/45	30	25,864
4.40%, 01/15/29	62	62,594
4.75%, 11/15/30	17	17,346
4.88%, 04/15/49	27	24,169
5.00%, 01/15/35	35	35,314
5.00%, 02/15/36	5	4,996
5.10%, 07/15/32	25	25,833
5.63%, 07/01/34	40	42,095
5.70%, 09/30/43	25	25,583
WEA Finance LLC
3.50%, 06/15/29(b)	65	63,369
4.13%, 09/20/28(b)	35	34,869
4.63%, 09/20/48(b)(c)	45	37,829
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	20	17,615
Welltower OP LLC
2.05%, 01/15/29	75	71,299
2.75%, 01/15/31	85	79,916
2.75%, 01/15/32	30	27,668
2.80%, 06/01/31	50	46,739
3.10%, 01/15/30	25	24,170
3.85%, 06/15/32	100	97,726
4.13%, 03/15/29	60	60,335
4.25%, 04/15/28	35	35,273
4.50%, 07/01/30	110	111,928
4.95%, 09/01/48	35	33,079
5.13%, 07/01/35	125	128,770
6.50%, 03/15/41	30	34,055
WP Carey, Inc.
2.25%, 04/01/33	25	21,308
2.40%, 02/01/31	65	59,276
2.45%, 02/01/32	40	35,804
3.85%, 07/15/29	25	24,811
5.38%, 06/30/34	5	5,198
XHR LP
4.88%, 06/01/29(b)	40	39,460
6.63%, 05/15/30(b)	25	25,978
		14,826,463
Retail — 1.3%
Advance Auto Parts, Inc.
1.75%, 10/01/27	37	35,321
3.50%, 03/15/32	30	26,560
3.90%, 04/15/30	32	29,911
5.95%, 03/09/28	25	25,706
7.00%, 08/01/30(b)	50	51,263
7.38%, 08/01/33(b)	50	51,235
Asbury Automotive Group, Inc.
4.50%, 03/01/28	25	24,837
4.63%, 11/15/29(b)	54	53,199
4.75%, 03/01/30	35	34,434
5.00%, 02/15/32(b)	40	38,891
AutoNation, Inc.
2.40%, 08/01/31	85	76,419
3.80%, 11/15/27	45	44,830
4.75%, 06/01/30	10	10,144
5.89%, 03/15/35	10	10,431
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
AutoZone, Inc.
3.75%, 06/01/27	$40	$39,912
3.75%, 04/18/29	15	14,885
4.00%, 04/15/30	25	24,888
4.75%, 08/01/32	100	101,486
4.75%, 02/01/33	20	20,236
5.10%, 07/15/29	60	61,866
5.20%, 08/01/33	35	36,313
5.40%, 07/15/34	45	46,989
6.25%, 11/01/28	75	79,211
6.55%, 11/01/33	65	72,628
Bath & Body Works, Inc.
5.25%, 02/01/28	65	65,363
6.63%, 10/01/30(b)	65	66,462
7.50%, 06/15/29	25	25,453
6.75%, 07/01/36	35	35,077
6.88%, 11/01/35	60	61,121
6.95%, 03/01/33	20	20,016
Best Buy Co., Inc.
1.95%, 10/01/30	60	54,236
4.45%, 10/01/28	55	55,592
BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	20	19,756
Brinker International, Inc., 8.25%, 07/15/30(b)	25	26,329
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(b)	50	48,381
3.88%, 01/15/28(b)	90	88,876
4.00%, 10/15/30(b)	180	173,043
4.38%, 01/15/28(b)	50	49,754
5.63%, 09/15/29(b)	30	30,531
6.13%, 06/15/29(b)	105	107,968
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(b)(e)	107	110,912
9.00%, 06/01/31, (9.00 % Cash)(b)(e)	153	167,848
Darden Restaurants, Inc.
3.85%, 05/01/27	70	69,876
4.55%, 02/15/48	15	12,608
6.30%, 10/10/33	65	71,270
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	75	69,668
4.00%, 10/01/29(b)	20	19,792
4.10%, 01/15/52	25	18,213
Dollar General Corp.
3.50%, 04/03/30	60	58,354
4.13%, 05/01/28	40	40,135
4.13%, 04/03/50	55	43,509
5.00%, 11/01/32	65	66,673
5.20%, 07/05/28	30	30,778
5.45%, 07/05/33	95	99,574
Genuine Parts Co.
1.88%, 11/01/30	45	39,737
4.95%, 08/15/29	10	10,129
6.50%, 11/01/28	70	73,461
6.88%, 11/01/33(c)	55	60,729
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	56	54,907
6.38%, 01/15/30(b)	35	35,871
Home Depot, Inc.(The)
0.90%, 03/15/28	110	104,214
1.38%, 03/15/31	155	136,494
1.50%, 09/15/28	85	80,639
Security	Par (000)	Value
Retail (continued)
1.88%, 09/15/31	$140	$124,988
2.38%, 03/15/51	70	40,659
2.50%, 04/15/27	60	59,253
2.70%, 04/15/30	214	204,426
2.75%, 09/15/51	65	40,863
2.80%, 09/14/27	70	69,166
2.88%, 04/15/27	120	118,964
2.95%, 06/15/29	150	146,049
3.13%, 12/15/49	70	48,378
3.25%, 04/15/32	50	47,709
3.30%, 04/15/40	120	99,466
3.35%, 04/15/50	120	85,982
3.50%, 09/15/56	55	38,960
3.63%, 04/15/52	100	74,196
3.90%, 12/06/28	85	85,437
3.90%, 06/15/47	110	88,594
4.20%, 04/01/43	70	61,642
4.25%, 04/01/46	135	116,049
4.40%, 03/15/45	70	61,885
4.50%, 09/15/32	55	56,106
4.50%, 12/06/48	115	100,539
4.75%, 06/25/29	100	102,955
4.88%, 06/25/27	130	131,948
4.88%, 02/15/44	65	61,661
4.90%, 04/15/29	15	15,482
4.95%, 06/25/34	135	139,436
4.95%, 09/15/52	35	32,289
5.30%, 06/25/54	100	97,083
5.40%, 09/15/40	70	72,627
5.40%, 06/25/64	45	43,700
5.88%, 12/16/36	169	184,615
5.95%, 04/01/41	70	76,279
Lithia Motors, Inc.
3.88%, 06/01/29(b)	55	53,160
4.38%, 01/15/31(b)	40	38,360
4.63%, 12/15/27(b)	27	26,952
5.50%, 10/01/30(b)	15	15,080
Lowe's Companies, Inc.
1.30%, 04/15/28	120	113,772
1.70%, 09/15/28	65	61,558
1.70%, 10/15/30	100	89,835
2.63%, 04/01/31	95	88,106
2.80%, 09/15/41	55	40,354
3.00%, 10/15/50	130	84,294
3.10%, 05/03/27	90	89,187
3.35%, 04/01/27	35	34,800
3.50%, 04/01/51	45	31,957
3.65%, 04/05/29	110	109,063
3.70%, 04/15/46	105	81,048
3.75%, 04/01/32	125	121,014
4.05%, 05/03/47	105	84,439
4.25%, 04/01/52	75	59,991
4.38%, 09/15/45	25	21,328
4.45%, 04/01/62	90	71,317
4.50%, 04/15/30	100	101,668
4.55%, 04/05/49	25	21,356
4.65%, 04/15/42	50	46,293
5.00%, 04/15/33	20	20,628
5.00%, 04/15/40	35	34,459
5.13%, 04/15/50	35	32,137
5.15%, 07/01/33	130	134,975
29
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.50%, 10/15/35	$70	$73,740
5.63%, 04/15/53	85	83,653
5.75%, 07/01/53	40	40,077
5.80%, 09/15/62	60	59,446
5.85%, 04/01/63	20	19,935
6.50%, 03/15/29	5	5,368
Lowe's Cos., Inc.
3.95%, 10/15/27	95	95,302
4.85%, 10/15/35	120	119,857
O'Reilly Automotive, Inc.
3.90%, 06/01/29	100	99,712
4.70%, 06/15/32	105	106,746
5.00%, 08/19/34	10	10,161
Papa John's International, Inc., 3.88%, 09/15/29(b)	30	28,446
QXO Building Products, Inc., 6.75%, 04/30/32(b)	150	155,456
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32(c)	40	41,526
Sonic Automotive, Inc.
4.63%, 11/15/29(b)	50	49,121
4.88%, 11/15/31(b)	35	33,767
TJX Companies, Inc.(The)
1.15%, 05/15/28	70	66,183
4.50%, 04/15/50	40	35,298
Tractor Supply Co.
1.75%, 11/01/30	15	13,431
5.25%, 05/15/33	60	62,318
Victoria's Secret & Co., 4.63%, 07/15/29(b)	40	39,011
		9,088,015
Semiconductors — 1.8%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	30	29,717
4.32%, 03/24/28	10	10,118
4.39%, 06/01/52	25	21,376
Analog Devices, Inc.
1.70%, 10/01/28	75	71,205
2.10%, 10/01/31	60	54,019
2.80%, 10/01/41	70	52,560
2.95%, 10/01/51	63	41,656
4.25%, 06/15/28	55	55,603
4.50%, 06/15/30	10	10,221
5.05%, 04/01/34	45	47,089
Applied Materials, Inc.
1.75%, 06/01/30	85	77,523
2.75%, 06/01/50	75	49,596
3.30%, 04/01/27	37	36,853
4.35%, 04/01/47	72	63,680
5.10%, 10/01/35	55	57,206
5.85%, 06/15/41	59	63,884
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	75	74,679
Broadcom, Inc.
1.95%, 02/15/28	90	86,969
2.45%, 02/15/31	220	203,334
2.60%, 02/15/33	110	97,925
3.14%, 11/15/35(b)	250	218,392
3.19%, 11/15/36(b)	200	172,459
3.42%, 04/15/33	183	171,291
3.47%, 04/15/34	245	226,373
3.50%, 02/15/41	240	198,931
3.75%, 02/15/51	135	104,147
4.00%, 04/15/29(b)	80	80,173
Security	Par (000)	Value
Semiconductors (continued)
4.15%, 11/15/30	$100	$100,346
4.15%, 04/15/32(b)	105	103,855
4.20%, 10/15/30	100	100,486
4.30%, 11/15/32	155	154,460
4.35%, 02/15/30	10	10,123
4.55%, 02/15/32	35	35,441
4.60%, 07/15/30	100	102,167
4.75%, 04/15/29	80	81,831
4.80%, 04/15/28	110	112,216
4.80%, 10/15/34	140	141,419
4.80%, 02/15/36	20	20,052
4.90%, 07/15/32	120	123,555
4.93%, 05/15/37(b)	180	179,934
5.00%, 04/15/30	40	41,341
5.05%, 07/12/27	37	37,616
5.05%, 07/12/29	180	186,121
5.05%, 04/15/30	20	20,730
5.15%, 11/15/31	105	109,926
5.20%, 04/15/32	115	120,152
5.20%, 07/15/35	140	144,695
5.70%, 01/15/56	100	102,761
Intel Corp.
2.00%, 08/12/31	50	44,296
2.45%, 11/15/29	135	127,265
3.05%, 08/12/51	30	18,839
3.10%, 02/15/60	55	31,429
3.15%, 05/11/27	50	49,509
3.20%, 08/12/61	40	23,162
3.25%, 11/15/49	230	150,433
3.73%, 12/08/47	170	122,865
3.90%, 03/25/30	170	167,963
4.00%, 08/05/29	95	94,742
4.10%, 05/11/47	100	77,108
4.15%, 08/05/32	160	156,401
4.60%, 03/25/40	50	45,435
4.75%, 03/25/50	65	54,107
4.88%, 02/10/28	125	126,965
4.90%, 08/05/52	45	37,963
4.95%, 03/25/60	65	53,835
5.05%, 08/05/62	35	29,094
5.13%, 02/10/30	140	144,362
5.15%, 02/21/34	75	76,569
5.20%, 02/10/33	180	185,395
5.60%, 02/21/54	130	122,472
5.63%, 02/10/43	180	176,555
5.70%, 02/10/53	220	208,702
5.90%, 02/10/63	85	81,579
KLA Corp.
3.30%, 03/01/50	95	67,411
4.10%, 03/15/29	65	65,372
4.65%, 07/15/32	80	81,967
4.70%, 02/01/34	100	101,388
4.95%, 07/15/52	100	92,629
5.25%, 07/15/62	70	65,957
Lam Research Corp.
1.90%, 06/15/30	90	82,615
2.88%, 06/15/50	35	23,055
3.13%, 06/15/60	44	27,846
4.00%, 03/15/29	103	103,456
4.88%, 03/15/49	65	60,520
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology, Inc.
2.45%, 04/15/28	$37	$35,818
2.95%, 04/15/31	75	70,096
4.75%, 07/15/30	60	61,172
4.88%, 06/22/28	80	81,467
5.75%, 02/15/29	15	15,665
5.95%, 09/15/33	20	21,467
Microchip Technology, Inc.
4.90%, 03/15/28	135	137,232
5.05%, 03/15/29	55	56,467
5.05%, 02/15/30	45	46,206
Micron Technology, Inc.
2.70%, 04/15/32	55	50,272
3.37%, 11/01/41	80	63,541
5.30%, 01/15/31	35	36,764
5.65%, 11/01/32	55	58,629
5.80%, 01/15/35	40	42,830
5.88%, 02/09/33	75	80,655
5.88%, 09/15/33	65	69,820
6.05%, 11/01/35	80	86,969
NVIDIA Corp.
1.55%, 06/15/28	75	71,601
2.00%, 06/15/31	85	77,378
2.85%, 04/01/30	96	92,341
3.50%, 04/01/40	99	85,427
3.50%, 04/01/50	140	106,662
3.70%, 04/01/60	42	31,448
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	60	62,079
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	80	73,252
2.65%, 02/15/32	85	76,706
3.13%, 02/15/42	45	33,506
3.15%, 05/01/27	72	71,352
3.25%, 05/11/41	80	61,590
3.25%, 11/30/51	20	13,414
3.40%, 05/01/30	39	37,788
4.30%, 08/19/28	15	15,094
4.30%, 06/18/29	100	100,591
4.40%, 06/01/27	5	5,025
5.00%, 01/15/33	45	45,942
5.25%, 08/19/35(c)	100	102,139
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	39,155
Qorvo, Inc.
3.38%, 04/01/31(b)	30	27,645
4.38%, 10/15/29	74	72,857
QUALCOMM, Inc.
1.30%, 05/20/28	60	56,953
1.65%, 05/20/32	85	73,481
2.15%, 05/20/30	40	37,262
3.25%, 05/20/27(c)	90	89,559
3.25%, 05/20/50	60	41,867
4.25%, 05/20/32	10	10,071
4.30%, 05/20/47	140	118,652
4.50%, 05/20/30	5	5,098
4.50%, 05/20/52	85	71,901
4.65%, 05/20/35	65	65,676
4.75%, 05/20/32	105	107,859
4.80%, 05/20/45	45	41,461
5.40%, 05/20/33	75	79,816
6.00%, 05/20/53	85	89,866
SK Hynix, Inc., 2.38%, 01/19/31(d)	200	185,612
Security	Par (000)	Value
Semiconductors (continued)
Skyworks Solutions, Inc., 3.00%, 06/01/31	$57	$51,893
Texas Instruments, Inc.
1.75%, 05/04/30	85	78,057
1.90%, 09/15/31	30	26,939
2.25%, 09/04/29	40	38,043
2.70%, 09/15/51	40	24,974
2.90%, 11/03/27	57	56,390
3.65%, 08/16/32	30	29,153
3.88%, 03/15/39	70	63,306
4.10%, 08/16/52	20	16,204
4.15%, 05/15/48	104	87,186
4.50%, 05/23/30	60	61,250
4.60%, 02/15/28	50	50,846
4.85%, 02/08/34	75	77,426
5.00%, 03/14/53	35	32,709
5.05%, 05/18/63	75	68,577
5.15%, 02/08/54	55	52,893
TSMC Arizona Corp.
2.50%, 10/25/31	200	184,930
4.50%, 04/22/52	325	315,049
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	191,416
1.38%, 09/28/30(d)	200	178,751
Xilinx, Inc., 2.38%, 06/01/30	106	99,431
		12,764,086
Software — 1.6%
Adobe, Inc.
2.30%, 02/01/30	61	57,189
4.75%, 01/17/28	50	50,983
4.80%, 04/04/29	50	51,324
4.85%, 04/04/27	5	5,057
4.95%, 04/04/34	60	61,312
Atlassian Corp., 5.25%, 05/15/29	50	50,869
Autodesk, Inc.
2.40%, 12/15/31	100	89,559
2.85%, 01/15/30	90	85,745
3.50%, 06/15/27	52	51,689
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	85	77,050
2.90%, 12/01/29	85	80,481
Cadence Design Systems, Inc., 4.70%, 09/10/34	95	95,725
Concentrix Corp.
6.60%, 08/02/28(c)	60	60,213
6.85%, 08/02/33(c)	45	43,345
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	40	39,860
Elastic NV, 4.13%, 07/15/29(b)	40	37,873
Fair Isaac Corp.
4.00%, 06/15/28(b)	70	68,534
6.00%, 05/15/33(b)	100	101,072
Fidelity National Information Services, Inc.
1.65%, 03/01/28	65	62,013
2.25%, 03/01/31	40	36,028
3.10%, 03/01/41	61	45,007
4.50%, 08/15/46	30	25,391
5.10%, 07/15/32	60	60,958
Fiserv, Inc.
2.25%, 06/01/27	115	112,338
2.65%, 06/01/30	104	96,488
3.50%, 07/01/29	240	233,157
4.20%, 10/01/28	65	65,011
31
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.40%, 07/01/49	$152	$120,351
5.15%, 08/12/34	85	84,651
5.25%, 08/11/35(c)	80	80,006
5.35%, 03/15/31	15	15,448
5.45%, 03/02/28	110	112,535
5.45%, 03/15/34	75	76,452
5.63%, 08/21/33	125	129,405
Intuit, Inc.
1.35%, 07/15/27	42	40,656
1.65%, 07/15/30	47	42,428
5.13%, 09/15/28	70	72,032
5.20%, 09/15/33	70	72,426
5.50%, 09/15/53	95	89,886
Open Text Corp.
3.88%, 02/15/28(b)	65	62,009
3.88%, 12/01/29(b)	75	67,500
6.90%, 12/01/27(b)	60	61,649
Open Text Holdings, Inc.
4.13%, 02/15/30(b)	60	54,070
4.13%, 12/01/31(b)(c)	47	40,927
Oracle Corp.
2.30%, 03/25/28	500	479,323
2.88%, 03/25/31	500	454,474
2.95%, 04/01/30	535	497,697
3.25%, 11/15/27	210	206,281
3.60%, 04/01/40	505	379,123
3.60%, 04/01/50	400	250,120
3.80%, 11/15/37	50	41,165
3.85%, 04/01/60	110	66,900
3.95%, 03/25/51	1,000	660,811
4.13%, 05/15/45	410	296,339
4.38%, 05/15/55	800	553,451
4.70%, 09/27/34	5	4,697
4.80%, 09/26/32	800	781,988
5.20%, 09/26/35	800	773,137
5.38%, 07/15/40	10	9,141
5.50%, 08/03/35	65	64,219
5.55%, 02/06/53	100	83,477
5.70%, 02/04/36	300	300,099
5.95%, 09/26/55	70	61,553
6.10%, 09/26/65	405	350,754
6.85%, 02/04/66	100	95,898
Paychex, Inc.
5.10%, 04/15/30	100	102,127
5.35%, 04/15/32	30	30,760
5.60%, 04/15/35(c)	100	102,474
PTC, Inc., 4.00%, 02/15/28(b)	30	29,455
RingCentral, Inc., 8.50%, 08/15/30(b)	30	31,449
Roper Technologies, Inc.
1.40%, 09/15/27	55	52,926
1.75%, 02/15/31	71	62,384
2.00%, 06/30/30	70	63,539
2.95%, 09/15/29	55	52,699
4.20%, 09/15/28	55	55,114
4.25%, 09/15/28	10	10,039
4.90%, 10/15/34	75	74,409
ServiceNow, Inc., 1.40%, 09/01/30	150	132,856
Synopsys, Inc.
4.55%, 04/01/27	100	100,760
4.65%, 04/01/28	100	101,276
4.85%, 04/01/30	140	143,384
Security	Par (000)	Value
Software (continued)
5.00%, 04/01/32	$35	$36,084
5.15%, 04/01/35	145	148,070
5.70%, 04/01/55	120	119,919
Twilio, Inc.
3.63%, 03/15/29	35	33,667
3.88%, 03/15/31	35	33,053
VMware LLC, 2.20%, 08/15/31	125	111,973
Workday, Inc.
3.50%, 04/01/27	80	79,584
3.70%, 04/01/29	35	34,419
3.80%, 04/01/32	125	118,680
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	34,508
		11,372,957
Telecommunications — 2.3%
America Movil SAB de CV
2.88%, 05/07/30	10	9,499
4.38%, 07/16/42	30	26,779
4.38%, 04/22/49	75	64,197
5.00%, 01/20/33	200	206,461
6.13%, 03/30/40	195	212,075
6.38%, 03/01/35	90	100,878
AT&T, Inc.
1.65%, 02/01/28	700	671,164
2.30%, 06/01/27	200	196,178
2.75%, 06/01/31	220	204,922
3.50%, 06/01/41	800	641,986
3.50%, 09/15/53	1,500	1,021,027
3.55%, 09/15/55	100	67,625
3.65%, 09/15/59	1,000	672,486
4.30%, 02/15/30	525	529,518
4.50%, 05/15/35	510	497,266
4.75%, 05/15/46	615	539,932
4.90%, 11/01/35	15	15,033
5.38%, 08/15/35	70	72,648
5.40%, 02/15/34	10	10,476
5.70%, 11/01/54	15	14,555
6.00%, 08/15/40	5	5,297
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	45	32,708
4.30%, 07/29/49	40	32,886
4.46%, 04/01/48	90	76,109
5.10%, 05/11/33	80	82,226
5.20%, 02/15/34	10	10,290
5.55%, 02/15/54(c)	40	39,189
6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	75	78,411
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)	80	84,684
Series US-4, 3.65%, 03/17/51	45	33,279
Series US-5, 2.15%, 02/15/32	5	4,405
Ciena Corp., 4.00%, 01/31/30(b)	30	29,001
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	135	143,225
Corning, Inc.
3.90%, 11/15/49	27	21,421
4.38%, 11/15/57	57	47,634
4.70%, 03/15/37	34	33,512
5.35%, 11/15/48	41	40,546
5.45%, 11/15/79	70	66,008
5.75%, 08/15/40	41	43,506
5.85%, 11/15/68	20	19,973
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	$75	$75,077
5.88%, 11/01/29	50	50,537
6.00%, 01/15/30(b)	45	45,486
6.75%, 05/01/29(b)	65	65,276
8.63%, 03/15/31(b)	55	57,490
8.75%, 05/15/30(b)	80	82,456
Frontier Florida LLC, Series E, 6.86%, 02/01/28	50	52,013
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	115	119,090
7.00%, 03/31/34(b)	125	129,926
8.50%, 01/15/36(b)	85	88,489
Lumen Technologies, Inc.
4.50%, 01/15/29(b)	20	19,035
5.38%, 06/15/29(b)(c)	15	14,368
Series P, 7.60%, 09/15/39	25	23,854
Series U, 7.65%, 03/15/42	20	18,743
Motorola Solutions, Inc.
4.60%, 02/23/28	105	106,157
4.60%, 05/23/29	95	96,438
5.00%, 04/15/29	10	10,279
5.40%, 04/15/34	70	73,059
5.50%, 09/01/44	50	49,719
5.55%, 08/15/35	85	89,460
5.60%, 06/01/32	50	53,102
Nokia OYJ
4.38%, 06/12/27	40	39,975
6.63%, 05/15/39	35	37,894
NTT Finance Corp.
4.57%, 07/16/27(b)	210	211,898
4.62%, 07/16/28(b)	295	299,348
4.88%, 07/16/30(b)	200	205,207
5.17%, 07/16/32(b)	210	217,141
5.50%, 07/16/35(b)	275	287,054
Orange SA
5.00%, 01/13/36(b)	200	200,747
5.50%, 02/06/44	100	101,187
5.75%, 01/13/56(b)	5	5,149
Rogers Communications, Inc.
3.70%, 11/15/49	40	30,226
3.80%, 03/15/32	135	128,947
4.30%, 02/15/48	10	8,168
4.35%, 05/01/49	35	28,559
4.50%, 03/15/42	65	56,676
4.50%, 03/15/43	35	30,156
4.55%, 03/15/52	120	98,308
5.00%, 02/15/29	35	35,785
5.00%, 03/15/44	65	59,092
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)	62	62,065
5.30%, 02/15/34	70	71,447
5.45%, 10/01/43	20	19,189
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	75	78,467
7.13%, 04/15/55, (5-year CMT + 2.62%)(a)	70	74,121
7.50%, 08/15/38	50	58,658
Telecom Italia Capital SA
6.00%, 09/30/34	20	20,808
6.38%, 11/15/33	40	42,415
7.20%, 07/18/36	35	38,713
7.72%, 06/04/38	35	40,036
TELUS Corp.
3.40%, 05/13/32	85	79,438
Security	Par (000)	Value
Telecommunications (continued)
3.70%, 09/15/27	$75	$74,572
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	50	51,562
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	50	52,748
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(a)	50	50,460
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29(b)	50	48,658
8.63%, 06/15/32(b)(c)	100	101,347
Verizon Communications, Inc.
1.50%, 09/18/30	92	82,204
1.68%, 10/30/30	50	44,846
1.75%, 01/20/31	150	134,122
2.10%, 03/22/28	129	124,571
2.36%, 03/15/32	316	281,952
2.55%, 03/21/31	214	197,959
2.65%, 11/20/40	129	93,956
2.85%, 09/03/41	70	51,224
2.88%, 11/20/50	195	123,377
2.99%, 10/30/56	200	121,779
3.00%, 11/20/60	127	75,711
3.15%, 03/22/30	89	86,124
3.40%, 03/22/41	257	204,503
3.55%, 03/22/51	299	216,664
3.70%, 03/22/61	220	151,863
3.85%, 11/01/42	70	57,638
3.88%, 02/08/29	89	89,063
3.88%, 03/01/52	70	52,734
4.00%, 03/22/50	89	69,820
4.02%, 12/03/29	233	233,217
4.13%, 03/16/27	4	4,014
4.13%, 08/15/46	85	69,552
4.27%, 01/15/36	65	61,705
4.33%, 09/21/28	135	136,414
4.40%, 11/01/34	142	138,965
4.50%, 08/10/33	156	155,523
4.52%, 09/15/48	105	89,213
4.67%, 03/15/55	70	59,051
4.75%, 01/15/33	150	152,118
4.75%, 11/01/41	47	43,578
4.78%, 02/15/35	185	184,183
4.81%, 03/15/39	89	85,838
4.86%, 08/21/46	145	130,488
5.00%, 01/15/36	100	100,443
5.01%, 04/15/49	55	50,152
5.01%, 08/21/54	60	53,491
5.05%, 05/09/33	45	46,632
5.25%, 04/02/35	205	211,089
5.25%, 03/16/37	110	111,992
5.40%, 07/02/37	145	148,916
5.50%, 03/16/47	42	41,504
5.50%, 02/23/54(c)	70	68,252
5.85%, 09/15/35	32	34,654
5.88%, 11/30/55	170	170,803
6.00%, 11/30/65	140	140,517
6.40%, 09/15/33	32	35,736
6.55%, 09/15/43	57	63,431
7.75%, 12/01/30	40	46,082
Viasat, Inc.
5.63%, 04/15/27(b)	50	49,922
6.50%, 07/15/28(b)	25	24,695
33
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.50%, 05/30/31(b)	$40	$39,504
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	30	28,476
Windstream Services LLC, 7.50%, 10/15/33(b)	55	57,220
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	55	57,839
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(d)	200	186,899
		16,637,508
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	25	24,827
3.90%, 11/19/29	100	99,136
5.10%, 05/15/44	40	36,883
6.05%, 05/14/34	30	32,216
6.35%, 03/15/40	45	48,623
		241,685
Transportation — 0.2%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	30	30,081
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	177,513
GXO Logistics, Inc.
2.65%, 07/15/31	65	59,469
6.25%, 05/06/29	50	52,839
6.50%, 05/06/34	35	38,151
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	70	71,962
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	183,523
Ryder System, Inc.
2.85%, 03/01/27	65	64,360
4.30%, 06/15/27	40	40,165
4.85%, 06/15/30	5	5,134
4.95%, 09/01/29	15	15,391
5.00%, 03/15/30	45	46,337
5.25%, 06/01/28	45	46,240
5.38%, 03/15/29	30	31,110
5.50%, 06/01/29	35	36,476
5.65%, 03/01/28	20	20,612
6.30%, 12/01/28	20	21,165
6.60%, 12/01/33	55	61,955
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	190,467
XPO CNW, Inc., 6.70%, 05/01/34	20	21,457
XPO, Inc.
6.25%, 06/01/28(b)	100	101,849
7.13%, 06/01/31(b)	50	51,983
7.13%, 02/01/32(b)	45	47,149
		1,415,388
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	75	71,720
2.95%, 09/01/27	5	4,942
3.25%, 06/01/51	25	17,289
3.45%, 06/01/29	92	90,799
3.45%, 05/01/50	39	28,213
3.75%, 09/01/28	50	49,940
3.75%, 09/01/47	46	35,830
4.00%, 12/01/46	20	16,095
4.15%, 06/01/49	37	30,064
4.20%, 09/01/48	25	20,699
4.30%, 12/01/42	32	28,685
4.30%, 09/01/45	20	17,266
4.45%, 06/01/32	65	65,617
Security	Par (000)	Value
Water (continued)
5.15%, 03/01/34	$20	$20,798
5.25%, 03/01/35	125	129,928
5.45%, 03/01/54	55	54,180
5.70%, 09/01/55	10	10,126
6.59%, 10/15/37	55	63,263
		755,454
Total Corporate Bonds & Notes — 30.6% (Cost: $224,712,385)		221,401,138
Foreign Government Obligations(g)
Argentina — 0.3%
Argentina Bonar Bonds
0.75%, 07/09/30(h)	256	209,175
1.00%, 07/09/29	42	35,637
3.50%, 07/09/41(h)	50	34,774
4.75%, 07/09/35(h)	250	185,343
5.00%, 01/09/38(h)	190	144,977
Argentina Republic Government International Bonds
0.75%, 07/09/30(h)	338	286,696
1.00%, 07/09/29	70	61,714
3.50%, 07/09/41(h)	280	195,451
4.38%, 07/09/46(c)(h)	61	43,100
4.75%, 07/09/35(h)	525	395,007
5.00%, 01/09/38(h)	290	227,614
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 10/31/28	200	171,134
		1,990,622
Belgium — 0.0%
Kingdom of Belgium Government International Bonds, 4.88%, 06/10/55(d)	200	185,401
Brazil — 0.1%
Brazil Government International Bonds
5.00%, 01/27/45	200	163,962
5.63%, 01/07/41(c)	300	281,368
7.13%, 01/20/37	125	138,986
8.25%, 01/20/34	260	303,122
10.13%, 05/15/27	120	128,320
		1,015,758
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	70	70,583
Canada — 0.8%
Canada Government International Bonds
3.75%, 04/26/28	190	191,289
4.00%, 03/18/30	70	71,320
4.63%, 04/30/29	155	160,520
CDP Financial, Inc.
4.25%, 07/25/28(b)	245	249,154
4.63%, 01/24/30(b)	20	20,718
4.88%, 06/05/29(b)	10	10,402
CPPIB Capital, Inc.
2.00%, 11/01/29(b)	10	9,471
3.75%, 10/08/27(b)	10	10,039
4.25%, 07/20/28(b)	270	274,800
Export Development Canada
3.00%, 05/25/27	155	154,093
3.75%, 09/07/27	140	140,603
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.88%, 02/14/28	$130	$131,046
4.00%, 06/20/30	50	50,923
4.13%, 02/13/29	165	168,202
4.75%, 06/05/34	60	63,746
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	224,656
2.00%, 04/16/31(b)	250	230,048
4.25%, 04/25/28(b)	5	5,067
4.63%, 04/10/29(b)	40	41,209
Province of Alberta Canada
1.30%, 07/22/30	125	113,247
3.30%, 03/15/28	40	39,834
4.30%, 11/02/35(c)	70	70,485
4.50%, 01/24/34	50	51,509
Province of British Columbia Canada
1.30%, 01/29/31	90	80,360
3.90%, 08/27/30(c)	205	207,224
4.20%, 07/06/33(c)	110	111,250
4.70%, 01/24/28	20	20,436
4.75%, 06/12/34	120	125,465
4.80%, 11/15/28	145	149,811
4.80%, 06/11/35(c)	120	125,364
4.90%, 04/24/29	125	130,038
7.25%, 09/01/36	20	24,761
Province of Manitoba Canada
4.30%, 07/27/33	5	5,076
4.90%, 05/31/34	65	68,547
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,978
Province of Ontario Canada
1.05%, 05/21/27	65	63,096
1.13%, 10/07/30	125	111,760
1.60%, 02/25/31	75	67,925
1.80%, 10/14/31	125	112,654
2.00%, 10/02/29	95	90,034
2.13%, 01/21/32	75	68,330
3.10%, 05/19/27	80	79,612
3.70%, 09/17/29	20	20,089
3.90%, 09/04/30	5	5,056
4.20%, 01/18/29	160	163,041
4.45%, 11/20/35	120	122,244
4.70%, 01/15/30	5	5,198
4.85%, 06/11/35	110	115,577
5.05%, 04/24/34(c)	100	106,796
Province of Quebec Canada
1.35%, 05/28/30	95	86,373
1.90%, 04/21/31	60	54,908
2.75%, 04/12/27	68	67,415
3.63%, 04/13/28(c)	170	170,363
3.88%, 01/14/31	200	201,709
4.25%, 09/05/34	30	30,186
4.50%, 04/03/29	105	107,911
4.50%, 09/08/33	110	113,247
4.63%, 08/28/35	5	5,151
Series PD, 7.50%, 09/15/29	55	62,056
Province of Saskatchewan Canada
3.25%, 06/08/27	5	4,978
4.65%, 01/28/30	50	51,739
PSP Capital, Inc.
1.63%, 10/26/28(b)	40	38,115
3.75%, 10/02/29(b)	20	20,116
		5,696,370
Security	Par (000)	Value
Chile — 0.2%
Chile Government International Bonds
2.55%, 01/27/32	$200	$181,136
3.24%, 02/06/28	200	197,311
3.50%, 01/25/50	200	151,096
3.86%, 06/21/47	200	164,358
4.00%, 01/31/52	200	163,278
4.95%, 01/05/36	200	204,717
		1,061,896
Colombia — 0.1%
Colombia Government International Bonds
4.50%, 03/15/29	200	194,707
5.00%, 06/15/45	200	147,542
6.13%, 01/18/41	300	266,335
7.38%, 09/18/37	200	203,463
		812,047
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(d)	200	217,068
Denmark — 0.0%
Kommunekredit, 4.63%, 03/05/27(d)	200	201,980
Finland — 0.0%
Finland Government International Bonds, 3.63%, 11/04/30(b)	5	5,015
Kuntarahoitus OYJ
3.63%, 10/09/29(b)	35	35,107
4.13%, 12/15/27(b)	5	5,052
		45,174
France — 0.2%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(d)	400	408,170
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	10	8,838
1.38%, 01/20/31(b)	330	294,750
3.75%, 05/24/28(b)	315	315,819
4.50%, 05/22/29(b)	210	215,513
SFIL SA, 5.00%, 04/26/27(d)	200	202,856
		1,445,946
Germany — 0.0%
State of North Rhine-Westphalia Germany, 4.00%, 04/25/28(d)	200	201,933
Hong Kong — 0.1%
Airport Authority
2.63%, 02/04/51(b)	200	138,877
4.75%, 01/12/28(b)	200	203,774
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	180,290
4.00%, 06/07/33(b)	200	200,056
		722,997
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(d)	200	174,649
5.50%, 06/16/34(d)	200	204,902
5.50%, 03/26/36(d)	200	202,713
6.25%, 09/22/32(d)	200	214,908
7.63%, 03/29/41	140	166,586
		963,758
35
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.4%
Indonesia Government International Bonds
2.85%, 02/14/30	$200	$190,057
3.05%, 03/12/51	200	132,386
3.20%, 09/23/61	200	127,075
3.40%, 09/18/29	200	195,304
4.35%, 01/11/48	200	171,428
4.55%, 01/11/28	200	202,096
4.65%, 09/20/32	200	201,526
4.85%, 01/11/33	200	202,010
5.10%, 02/10/54(c)	400	381,385
6.75%, 01/15/44(d)	200	230,096
7.75%, 01/17/38(d)	100	124,066
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	182,017
3.55%, 06/09/51(d)	200	144,261
4.40%, 06/06/27(d)	200	201,081
4.70%, 06/06/32(d)	200	201,828
5.10%, 07/02/29(d)	200	205,506
		3,092,122
Israel — 0.2%
Israel Government International Bonds
5.00%, 01/13/36	200	199,406
5.38%, 03/12/29	200	205,790
5.38%, 02/19/30	200	207,053
5.50%, 03/12/34	200	208,150
5.63%, 02/19/35	200	209,835
5.75%, 03/12/54	200	195,278
State of Israel
3.38%, 01/15/50	200	137,576
3.80%, 05/13/60(d)	200	137,519
		1,500,607
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200	194,012
3.88%, 05/06/51	260	198,265
4.00%, 10/17/49	25	19,817
5.38%, 06/15/33	65	69,757
		481,851
Japan — 0.1%
Development Bank of Japan, Inc.
1.00%, 08/27/30(b)	15	13,309
1.25%, 01/28/31(b)	10	8,874
1.75%, 10/20/31(b)	10	8,935
3.88%, 08/28/28(b)	10	10,063
4.00%, 08/28/27(b)	5	5,024
4.50%, 01/30/34(b)	200	205,913
Japan International Cooperation Agency
2.75%, 04/27/27	15	14,852
4.00%, 05/23/28	200	201,408
4.75%, 05/21/29	215	221,986
		690,364
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.71%, 04/09/35(d)	200	199,526
4.88%, 10/14/44(d)	200	184,343
		383,869
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 03/20/27(d)	200	199,395
4.14%, 10/09/30(d)	200	200,542
Security	Par (000)	Value
Kuwait (continued)
4.65%, 10/09/35(d)	$200	$200,852
		600,789
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	184,082
Netherlands — 0.2%
BNG Bank NV
3.50%, 05/19/28(b)	220	220,010
4.25%, 01/25/29(b)	205	209,277
4.25%, 01/14/36(b)	200	202,137
4.50%, 03/01/27(b)	5	5,045
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 3.75%, 10/10/29(d)	200	201,046
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	55	49,446
4.00%, 06/01/28(b)	180	181,697
4.38%, 02/28/29(b)	5	5,123
4.50%, 01/16/30(b)	205	211,718
		1,285,499
Norway — 0.1%
Kommunalbanken AS
1.13%, 06/14/30(b)	200	180,683
4.00%, 01/19/28(b)	10	10,090
4.25%, 01/24/29(b)	200	204,168
		394,941
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	168,502
4.50%, 05/15/47(c)	400	327,737
4.50%, 04/16/50	200	160,355
6.70%, 01/26/36	100	109,218
7.88%, 03/01/57	200	241,294
8.88%, 09/30/27	55	59,069
9.38%, 04/01/29	50	57,437
		1,123,612
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(d)	200	190,634
Peru — 0.2%
Peru Government International Bonds
1.86%, 12/01/32	100	83,978
2.78%, 01/23/31	145	134,790
2.78%, 12/01/60	65	36,744
2.84%, 06/20/30	25	23,680
3.00%, 01/15/34	110	96,797
3.30%, 03/11/41	70	55,004
3.55%, 03/10/51	75	53,955
3.60%, 01/15/72	85	55,401
5.50%, 03/30/36	122	126,134
5.63%, 11/18/50	100	99,412
6.20%, 06/30/55	100	105,269
6.55%, 03/14/37	70	78,049
8.75%, 11/21/33	110	138,501
		1,087,714
Poland — 0.2%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(d)	200	214,273
Republic of Poland Government International Bonds
4.88%, 02/12/30	140	145,058
4.88%, 10/04/33	90	92,368
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
5.13%, 09/18/34	$100	$103,648
5.38%, 02/12/35	105	110,147
5.50%, 11/16/27	80	82,289
5.50%, 04/04/53	215	210,698
5.50%, 03/18/54	200	196,011
		1,154,492
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 04/16/30(d)	200	199,284
4.00%, 03/14/29(d)	200	200,969
4.40%, 04/16/50(d)	200	179,834
4.63%, 06/02/46(d)	200	188,110
4.82%, 03/14/49(d)	200	191,680
4.88%, 02/27/35(d)	200	210,568
5.10%, 04/23/48(d)	200	200,260
5.75%, 01/20/42(b)	200	219,572
		1,590,277
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/14/31(d)	100	92,058
3.63%, 03/27/32(d)	66	61,237
4.00%, 02/14/51(d)	200	144,180
5.13%, 06/15/48(d)	60	51,886
5.25%, 11/25/27(d)	60	60,982
6.00%, 05/25/34(d)	50	51,630
6.13%, 01/22/44(d)	60	59,811
6.38%, 01/30/34(d)	200	211,424
6.63%, 02/17/28(d)	110	114,674
7.13%, 01/17/33(d)	100	110,562
7.63%, 01/17/53(d)	50	57,631
		1,016,075
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	200,883
5.65%, 09/27/47	200	168,588
6.25%, 03/08/41	125	119,462
7.10%, 11/19/36(d)	200	215,250
		704,183
South Korea — 0.1%
Korea Development Bank(The)
4.00%, 01/28/31	200	202,722
4.38%, 02/15/28	200	202,774
Korea International Bonds
1.75%, 10/15/31	200	181,011
4.50%, 07/03/29	200	205,732
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	206,382
		998,621
Supranational — 1.6%
African Development Bank
3.50%, 09/18/29	120	120,055
3.88%, 06/12/28	10	10,094
4.00%, 03/18/30(c)	25	25,455
4.38%, 11/03/27	130	131,938
4.38%, 03/14/28	110	111,997
4.50%, 06/12/35	5	5,199
Council of Europe Development Bank
3.63%, 01/26/28	5	5,016
3.63%, 05/08/28	5	5,018
Security	Par (000)	Value
Supranational (continued)
4.13%, 01/24/29	$65	$66,227
4.50%, 01/15/30	30	31,060
4.63%, 06/11/27	35	35,497
European Bank for Reconstruction & Development
4.13%, 01/25/29	120	122,270
4.25%, 03/13/34	90	92,464
4.38%, 03/09/28	50	50,909
European Investment Bank
1.25%, 02/14/31	15	13,448
1.38%, 03/15/27	765	748,644
1.63%, 10/09/29	45	42,226
1.63%, 05/13/31	5	4,541
1.75%, 03/15/29	300	285,674
3.25%, 11/15/27	30	29,920
3.63%, 07/15/30	50	50,239
3.75%, 11/15/29	935	944,005
3.75%, 02/14/33	25	24,989
3.88%, 03/15/28	10	10,090
3.88%, 06/15/28	5	5,050
4.00%, 02/15/29	20	20,330
4.13%, 02/13/34	360	367,251
4.25%, 08/16/32	190	195,949
4.38%, 03/19/27	60	60,547
4.38%, 10/10/31	5	5,188
4.50%, 10/16/28	405	416,200
4.50%, 03/14/30	350	363,231
4.63%, 02/12/35	200	210,315
4.75%, 06/15/29	25	26,013
Inter-American Development Bank
0.63%, 09/16/27	90	86,218
1.13%, 07/20/28	155	147,050
1.13%, 01/13/31	195	174,058
2.25%, 06/18/29	176	169,462
2.38%, 07/07/27	120	118,325
3.13%, 09/18/28	214	212,583
3.20%, 08/07/42	5	4,195
3.50%, 09/14/29	210	210,229
3.50%, 04/12/33	170	167,066
3.63%, 09/17/31(c)	35	35,007
3.75%, 06/14/30(c)	15	15,137
3.88%, 10/28/41	75	69,064
4.00%, 01/12/28	115	116,167
4.13%, 02/15/29	235	239,585
4.38%, 07/17/34	50	51,687
4.38%, 07/16/35	15	15,470
4.38%, 01/24/44	29	28,031
4.50%, 02/15/30	240	248,813
International Bank for Reconstruction & Development
0.75%, 11/24/27	224	214,027
0.75%, 08/26/30	161	142,650
0.88%, 05/14/30	179	160,697
1.13%, 09/13/28	345	326,166
1.25%, 02/10/31	191	171,254
1.38%, 04/20/28	255	244,332
1.63%, 11/03/31	225	201,971
1.75%, 10/23/29	220	207,127
2.50%, 11/22/27	115	113,231
3.13%, 06/15/27	205	204,072
3.50%, 07/12/28	245	245,602
3.63%, 09/21/29(c)	50	50,264
3.88%, 10/16/29	300	304,090
37
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.88%, 02/14/30	$185	$187,596
3.88%, 08/28/34	225	224,651
4.00%, 07/25/30	90	91,753
4.00%, 01/10/31	300	306,043
4.00%, 05/06/32	10	10,183
4.13%, 03/20/30	5	5,117
4.38%, 08/27/35	250	258,097
4.50%, 04/10/31	25	26,070
4.63%, 08/01/28(c)	225	231,400
4.63%, 01/15/32	300	315,185
4.75%, 11/14/33(c)	240	254,767
4.75%, 02/15/35	20	21,168
Nordic Investment Bank
3.38%, 09/08/27	40	39,960
3.75%, 05/09/30	15	15,129
4.25%, 02/28/29	180	184,157
4.38%, 03/14/28	5	5,091
		11,507,046
Sweden — 0.1%
Kommuninvest I Sverige AB, 3.50%, 08/25/27(b)	20	19,995
Svensk Exportkredit AB
2.25%, 03/22/27	235	231,731
3.75%, 09/13/27	25	25,090
4.13%, 06/14/28	50	50,633
4.25%, 02/01/29	20	20,412
4.88%, 10/04/30	65	68,458
		416,319
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(d)	200	180,138
1.88%, 09/15/31(d)	200	179,316
2.50%, 09/30/29(d)	400	383,032
3.13%, 10/11/27(d)	200	198,173
3.13%, 09/30/49(d)	200	143,226
3.88%, 04/16/50(d)	200	161,111
4.13%, 10/11/47(d)	200	171,723
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	189,438
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	179,069
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	189,712
UAE International Government Bonds, 2.88%, 10/19/41(d)	400	309,201
		2,284,139
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	230	232,237
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	100	88,853
4.38%, 01/23/31	110	111,769
4.98%, 04/20/55	128	118,512
5.10%, 06/18/50	169	162,254
5.75%, 10/28/34	50	53,697
7.63%, 03/21/36	70	85,195
7.88%, 01/15/33, (7.88 % Cash)(e)	85	101,665
		721,945
Total Foreign Government Obligations — 6.4% (Cost: $46,299,356)		46,272,951
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 21.1%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	$141	$139,406
4.00%, 01/01/48	29	28,438
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	250	240,261
Series K070, Class A2, 3.30%, 11/25/27(a)	200	198,521
Series K115, Class A2, 1.38%, 06/25/30	50	45,393
Series K131, Class A2, 1.85%, 07/25/31	1,000	907,175
Series K739, Class A2, 1.34%, 09/25/27	176	170,690
Federal National Mortgage Association
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	114	112,505
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	47	46,455
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	340	305,612
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	225,630
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	490	436,297
Government National Mortgage Association
2.00%, 08/20/50	131	111,149
2.00%, 11/20/50	351	297,021
2.00%, 01/20/51	3,429	2,905,971
2.00%, 02/20/51	1,330	1,126,850
2.00%, 10/20/51	929	786,907
2.00%, 12/20/51	322	272,789
2.50%, 10/20/50	418	369,455
2.50%, 01/20/51	149	132,038
2.50%, 08/20/51	98	86,584
2.50%, 11/20/51	2,795	2,467,234
2.50%, 12/20/51	705	622,268
2.50%, 02/20/52	1,456	1,284,919
2.50%, 08/20/52	276	243,960
3.00%, 03/20/45	25	23,322
3.00%, 12/20/45	3	2,806
3.00%, 01/20/46	3	2,811
3.00%, 03/20/46	201	186,954
3.00%, 05/20/46	2	1,724
3.00%, 08/20/46	8	7,469
3.00%, 09/20/46	73	67,530
3.00%, 04/20/49	38	34,790
3.00%, 10/15/49	25	22,461
3.00%, 12/20/49	820	755,473
3.00%, 02/20/50	285	262,440
3.00%, 07/20/50	95	87,579
3.00%, 12/20/50	130	119,945
3.00%, 08/20/51	856	785,407
3.00%, 09/20/51	721	661,764
3.00%, 10/20/51	473	434,087
3.00%, 11/20/51	110	100,870
3.00%, 02/20/52	725	665,406
3.50%, 10/20/42	586	567,693
3.50%, 05/20/47	334	320,858
3.50%, 09/20/47	642	616,398
3.50%, 02/20/48	116	111,499
3.50%, 03/20/49	279	267,705
3.50%, 09/20/49	177	169,043
3.50%, 10/20/49	117	112,100
3.50%, 12/20/49	49	46,935
3.50%, 01/20/50	262	250,339
3.50%, 01/20/52	732	696,287
3.50%, 02/20/52	260	247,506
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/20/49	$628	$615,673
4.00%, 01/20/50	35	34,006
4.00%, 07/20/52	73	70,942
4.00%, 08/20/52	268	260,201
4.00%, 09/20/52	621	603,670
4.00%, 12/20/52	182	176,630
4.00%, 03/19/56(i)	550	529,030
4.50%, 07/20/41	140	142,522
4.50%, 09/20/48	70	70,413
4.50%, 01/20/49	140	140,892
4.50%, 06/20/53	550	546,218
4.50%, 10/20/54	468	463,054
4.50%, 11/20/54	462	457,157
4.50%, 03/19/56(i)	1,025	1,012,908
5.00%, 07/20/52	37	37,485
5.00%, 09/20/52	380	383,798
5.00%, 12/20/52	296	299,210
5.00%, 01/20/53	259	261,585
5.00%, 04/20/53	113	113,772
5.00%, 11/20/53	277	279,577
5.00%, 10/20/54	122	122,542
5.00%, 11/20/54	947	951,255
5.00%, 03/19/56(i)	2,115	2,122,176
5.50%, 12/20/52	474	484,501
5.50%, 01/20/53	47	48,042
5.50%, 04/20/53	260	266,166
5.50%, 05/20/53	102	104,291
5.50%, 06/20/53	139	141,911
5.50%, 07/20/53	232	238,481
5.50%, 09/20/53	507	517,829
5.50%, 10/20/54	528	536,855
5.50%, 12/20/54	77	77,696
5.50%, 11/20/55	100	101,712
5.50%, 02/20/56	309	313,686
5.50%, 03/19/56(i)	1,675	1,696,375
6.00%, 09/20/53	81	83,115
6.00%, 10/20/53	124	127,044
6.00%, 07/20/54	526	538,530
6.00%, 08/20/54	642	657,364
6.00%, 07/20/55	151	153,570
6.00%, 09/20/55	259	264,924
6.00%, 03/19/56(i)	625	637,537
6.50%, 10/20/53	16	17,077
6.50%, 03/15/55(i)	250	259,909
6.50%, 04/15/55(i)	275	285,577
6.50%, 08/20/55	150	155,552
6.50%, 09/20/55	176	182,661
6.50%, 11/20/55	198	206,452
6.50%, 12/20/55	209	217,523
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	122	111,721
1.50%, 10/01/36	49	44,406
1.50%, 02/01/37	997	910,356
1.50%, 03/01/37	1,252	1,141,197
1.50%, 04/01/37	97	88,671
1.50%, 08/01/37	85	77,653
1.50%, 03/17/41(i)	200	182,361
1.50%, 11/01/50	384	305,464
1.50%, 03/01/51	549	436,959
1.50%, 04/01/51	402	320,192
1.50%, 05/01/51	774	615,657
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 07/01/51	$1,391	$1,107,207
2.00%, 12/01/35	33	31,263
2.00%, 02/01/36	540	505,864
2.00%, 03/01/36	109	101,453
2.00%, 04/01/36	40	37,639
2.00%, 05/01/36	79	74,103
2.00%, 06/01/36	447	417,869
2.00%, 08/01/36	297	276,998
2.00%, 09/01/36	541	504,735
2.00%, 10/01/36	176	164,735
2.00%, 11/01/36	156	146,287
2.00%, 12/01/36	339	316,922
2.00%, 01/01/37	457	427,111
2.00%, 02/01/37	575	536,747
2.00%, 04/01/37	1,495	1,392,894
2.00%, 05/01/37	227	211,618
2.00%, 06/01/37	500	465,671
2.00%, 03/17/41(i)	100	93,165
2.00%, 07/01/50	222	185,850
2.00%, 08/01/50	661	558,117
2.00%, 09/01/50	286	239,860
2.00%, 10/01/50	655	549,467
2.00%, 11/01/50	1,457	1,219,351
2.00%, 12/01/50	50	41,784
2.00%, 01/01/51	589	493,841
2.00%, 02/01/51	296	248,604
2.00%, 03/01/51	1,852	1,549,454
2.00%, 04/01/51	1,120	936,376
2.00%, 05/01/51	921	770,627
2.00%, 06/01/51	695	582,879
2.00%, 07/01/51	534	447,191
2.00%, 08/01/51	1,714	1,429,960
2.00%, 10/01/51	2,398	2,005,244
2.00%, 11/01/51	2,021	1,688,549
2.00%, 12/01/51	2,207	1,855,477
2.00%, 01/01/52	2,322	1,938,731
2.00%, 02/01/52	382	317,744
2.00%, 04/01/52	996	829,712
2.00%, 10/01/52	2,182	1,817,388
2.00%, 03/12/56(i)	1,400	1,159,527
2.50%, 07/01/32	192	187,128
2.50%, 11/01/34	26	25,237
2.50%, 10/01/35	79	75,845
2.50%, 03/01/36	62	59,582
2.50%, 05/01/36	335	320,126
2.50%, 06/01/36	62	58,925
2.50%, 07/01/36	247	236,209
2.50%, 08/01/36	108	102,868
2.50%, 04/01/37	240	229,794
2.50%, 05/01/37	272	259,145
2.50%, 06/01/37	273	259,930
2.50%, 03/17/41(i)	250	238,324
2.50%, 10/01/50	79	69,617
2.50%, 11/01/50	1,058	931,550
2.50%, 12/01/50	249	217,597
2.50%, 01/01/51	247	214,967
2.50%, 03/01/51	444	390,043
2.50%, 04/01/51	118	102,031
2.50%, 07/01/51	1,573	1,374,811
2.50%, 08/01/51	1,192	1,050,020
2.50%, 09/01/51	1,328	1,162,986
39
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/01/51	$928	$810,583
2.50%, 11/01/51	2,013	1,757,642
2.50%, 12/01/51	2,818	2,470,700
2.50%, 01/01/52	2,612	2,274,680
2.50%, 02/01/52	371	325,478
2.50%, 04/01/52	2,458	2,142,158
2.50%, 07/01/52	130	113,420
2.50%, 01/01/54	413	360,677
2.50%, 03/12/56(i)	575	498,118
3.00%, 03/01/30	38	37,060
3.00%, 09/01/34	258	251,775
3.00%, 03/01/35	24	23,213
3.00%, 07/01/35	18	17,284
3.00%, 07/01/38	173	167,929
3.00%, 03/17/41(i)	400	387,243
3.00%, 11/01/46	75	69,819
3.00%, 04/01/48	478	448,254
3.00%, 11/01/48	99	91,899
3.00%, 02/01/49	689	640,530
3.00%, 12/01/49	977	900,052
3.00%, 08/01/50	138	127,374
3.00%, 10/01/50	214	194,523
3.00%, 01/01/51	61	56,047
3.00%, 04/01/51	67	60,706
3.00%, 07/01/51	875	799,789
3.00%, 08/01/51	355	323,147
3.00%, 11/01/51	54	48,812
3.00%, 01/01/52	1,006	921,526
3.00%, 02/01/52	371	337,502
3.00%, 04/01/52	3,835	3,497,225
3.00%, 05/01/52	1,197	1,089,557
3.50%, 02/01/34	66	65,528
3.50%, 03/17/41(i)	425	415,615
3.50%, 07/01/45	1,351	1,294,546
3.50%, 07/01/47	47	45,190
3.50%, 09/01/47	487	464,646
3.50%, 10/01/47	251	239,969
3.50%, 11/01/47	62	59,021
3.50%, 02/01/48	301	286,956
3.50%, 02/01/49	47	45,138
3.50%, 03/01/49	194	185,371
3.50%, 06/01/49	284	270,851
3.50%, 08/01/49	56	53,711
3.50%, 12/01/49	248	235,016
3.50%, 02/01/51	1,362	1,295,815
3.50%, 10/01/51	602	572,836
3.50%, 06/01/52	745	707,550
3.50%, 07/01/52	251	238,658
3.50%, 03/12/56(i)	1,200	1,130,737
4.00%, 08/01/37	23	22,878
4.00%, 09/01/37	32	31,727
4.00%, 11/01/37	44	43,868
4.00%, 02/01/38	23	22,658
4.00%, 05/01/38	21	20,380
4.00%, 11/01/38	13	12,637
4.00%, 11/01/39	203	201,705
4.00%, 12/01/39	123	122,478
4.00%, 03/15/40(i)	1,400	1,387,908
4.00%, 09/01/47	32	30,944
4.00%, 05/01/48	925	907,832
4.00%, 09/01/48	279	273,919
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/49	$142	$139,821
4.00%, 07/01/49	569	558,200
4.00%, 08/01/49	201	198,137
4.00%, 04/01/50	416	408,116
4.00%, 05/01/50	203	199,102
4.00%, 03/01/51	999	978,940
4.00%, 05/01/52	419	409,526
4.00%, 06/01/52	546	532,456
4.00%, 08/01/52	507	493,538
4.00%, 03/12/56(i)	900	874,632
4.50%, 04/01/49	66	66,478
4.50%, 09/01/50	313	313,447
4.50%, 10/01/50	112	112,062
4.50%, 05/01/52	118	118,534
4.50%, 06/01/52	638	633,608
4.50%, 09/01/52	872	867,033
4.50%, 10/01/52	1,608	1,601,694
4.50%, 11/01/52	36	36,173
4.50%, 12/01/52	264	264,053
4.50%, 08/01/53	34	33,341
4.50%, 03/01/55	238	235,068
4.50%, 03/12/56(i)	500	494,425
5.00%, 09/01/49	20	20,665
5.00%, 08/01/52	94	95,118
5.00%, 09/01/52	224	227,660
5.00%, 10/01/52	333	339,072
5.00%, 11/01/52	287	291,605
5.00%, 12/01/52	244	248,091
5.00%, 01/01/53	693	702,911
5.00%, 03/01/53	74	75,818
5.00%, 04/01/53	202	203,639
5.00%, 06/01/53	175	178,393
5.00%, 10/01/54	768	771,729
5.00%, 11/01/54	598	601,485
5.00%, 12/01/54	1,393	1,410,192
5.00%, 01/01/55	351	354,511
5.00%, 11/01/55	284	287,227
5.00%, 12/01/55	1,234	1,246,075
5.00%, 01/01/56	175	175,916
5.00%, 03/15/56(i)	675	678,028
5.50%, 09/01/52	90	93,753
5.50%, 11/01/52	265	273,232
5.50%, 12/01/52	508	525,309
5.50%, 01/01/53	1,108	1,140,176
5.50%, 02/01/53	616	629,666
5.50%, 03/01/53	795	813,796
5.50%, 04/01/53	130	134,009
5.50%, 05/01/53	1,721	1,755,737
5.50%, 06/01/53	39	39,578
5.50%, 03/01/54	522	532,396
5.50%, 05/01/54	258	265,111
5.50%, 11/01/54	1,106	1,136,905
5.50%, 03/01/55	255	261,005
5.50%, 04/01/55	198	204,889
5.50%, 05/01/55	377	384,190
5.50%, 07/01/55(a)	504	514,117
5.50%, 08/01/55	49	49,924
5.50%, 10/01/55	81	83,908
5.50%, 11/01/55	354	363,318
5.50%, 12/01/55	433	444,718
5.50%, 01/01/56	212	216,994
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/56	$302	$309,464
5.50%, 03/12/56(i)	2,030	2,062,547
6.00%, 12/01/52	55	57,000
6.00%, 01/01/53	56	59,161
6.00%, 06/01/53	67	69,316
6.00%, 07/01/53	158	162,086
6.00%, 08/01/53	256	266,630
6.00%, 09/01/53	340	352,372
6.00%, 11/01/53	506	522,636
6.00%, 12/01/53	158	164,663
6.00%, 01/01/54	266	274,069
6.00%, 02/01/54	93	96,490
6.00%, 03/01/54	212	218,467
6.00%, 05/01/54	1,056	1,094,998
6.00%, 08/01/54	878	903,231
6.00%, 09/01/54	385	400,054
6.00%, 10/01/54	238	244,445
6.00%, 02/01/55	354	366,950
6.00%, 03/01/55	373	385,024
6.00%, 03/15/55(i)	975	1,000,046
6.00%, 04/01/55	113	117,111
6.00%, 05/01/55	338	347,619
6.00%, 06/01/55	64	65,863
6.00%, 07/01/55	806	828,353
6.00%, 08/01/55	161	166,262
6.00%, 09/01/55	329	338,771
6.50%, 10/01/53	38	39,842
6.50%, 11/01/53	47	49,274
6.50%, 12/01/53	389	407,941
6.50%, 01/01/54	562	592,666
6.50%, 02/01/54	488	515,973
6.50%, 03/01/54	172	178,934
6.50%, 08/01/54	650	680,161
6.50%, 09/01/54	282	295,585
6.50%, 01/01/55	631	662,581
6.50%, 03/15/55(i)	150	155,791
6.50%, 04/01/55	344	359,762
6.50%, 07/01/55	106	111,229
6.50%, 08/01/55	185	194,379
6.50%, 09/01/55	121	127,157
		153,196,174
U.S. Government Obligations — 39.5%
U.S. Treasury Bonds
1.13%, 05/15/40	640	420,100
1.13%, 08/15/40	1,590	1,033,500
1.25%, 05/15/50	1,482	742,389
1.38%, 11/15/40	1,650	1,108,078
1.38%, 08/15/50	1,440	741,375
1.63%, 11/15/50	1,600	878,000
1.75%, 08/15/41	1,855	1,295,312
1.88%, 02/15/41	1,727	1,246,678
1.88%, 02/15/51	1,770	1,032,684
1.88%, 11/15/51	1,690	975,447
2.00%, 11/15/41	1,402	1,011,850
2.00%, 02/15/50	1,400	856,187
2.00%, 08/15/51	1,364	815,842
2.25%, 05/15/41	1,435	1,090,152
2.25%, 08/15/46	1,033	706,637
2.25%, 08/15/49	500	326,250
2.25%, 02/15/52	1,483	938,229
2.38%, 02/15/42	1,275	969,598
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 11/15/49	$500	$334,219
2.38%, 05/15/51	1,807	1,186,408
2.50%, 02/15/45	1,075	788,949
2.50%, 02/15/46	760	549,219
2.50%, 05/15/46	900	648,000
2.75%, 08/15/42	290	231,275
2.75%, 11/15/42	400	317,438
2.75%, 08/15/47	550	407,773
2.75%, 11/15/47	600	443,625
2.88%, 05/15/43	200	160,375
2.88%, 08/15/45	556	432,203
2.88%, 11/15/46	600	459,656
2.88%, 05/15/49	200	148,969
2.88%, 05/15/52	1,300	944,531
3.00%, 05/15/42	250	207,656
3.00%, 11/15/44	500	400,313
3.00%, 05/15/45	44	35,035
3.00%, 11/15/45	400	316,563
3.00%, 02/15/47	500	390,391
3.00%, 05/15/47	600	466,969
3.00%, 02/15/48	800	617,625
3.00%, 08/15/48	700	537,797
3.00%, 02/15/49	300	229,359
3.00%, 08/15/52	1,138	847,454
3.13%, 02/15/43	500	417,578
3.13%, 08/15/44	500	409,609
3.13%, 05/15/48	550	433,211
3.25%, 05/15/42	896	770,280
3.38%, 08/15/42	826	719,782
3.38%, 05/15/44	100	85,328
3.63%, 08/15/43	200	178,188
3.63%, 02/15/53	1,114	935,238
3.63%, 05/15/53	1,220	1,023,656
3.75%, 11/15/43	300	271,172
3.88%, 02/15/43	488	452,163
3.88%, 05/15/43	637	588,827
4.00%, 11/15/42	488	460,397
4.00%, 11/15/52	1,129	1,014,512
4.13%, 08/15/44	1,178	1,115,603
4.13%, 08/15/53	1,338	1,227,615
4.25%, 05/15/39	400	401,625
4.25%, 02/15/54	1,454	1,361,989
4.25%, 08/15/54	1,499	1,404,610
4.38%, 08/15/43	1,157	1,138,199
4.50%, 02/15/36	100	104,891
4.50%, 02/15/44	1,006	1,003,013
4.50%, 11/15/54	1,342	1,311,176
4.63%, 05/15/44	599	605,926
4.63%, 11/15/44	707	713,739
4.63%, 11/15/45	758	763,093
4.63%, 05/15/54	1,394	1,389,644
4.63%, 02/15/55	1,127	1,124,182
4.63%, 11/15/55	1,216	1,214,100
4.75%, 02/15/37	600	640,406
4.75%, 11/15/43	885	911,135
4.75%, 02/15/45	573	587,415
4.75%, 11/15/53	1,384	1,406,490
4.75%, 05/15/55	1,231	1,252,927
4.75%, 08/15/55	1,310	1,334,153
4.88%, 08/15/45	679	706,372
5.00%, 05/15/37	400	436,125
41
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
5.00%, 05/15/45	$852	$900,724
U.S. Treasury Notes
0.38%, 09/30/27	1,100	1,048,953
0.50%, 05/31/27	1,000	963,984
0.50%, 08/31/27	780	746,941
0.50%, 10/31/27	560	533,772
0.63%, 03/31/27	800	775,875
0.63%, 11/30/27	700	667,270
0.63%, 12/31/27	1,445	1,374,443
0.63%, 05/15/30	115	102,269
0.63%, 08/15/30	2,050	1,809,285
0.75%, 01/31/28	1,700	1,617,457
0.88%, 11/15/30	1,190	1,055,009
1.00%, 07/31/28	1,570	1,484,018
1.13%, 02/29/28	1,585	1,516,337
1.13%, 08/31/28	200	189,281
1.13%, 02/15/31	1,015	905,887
1.25%, 03/31/28	1,720	1,646,766
1.25%, 04/30/28	1,400	1,338,094
1.25%, 05/31/28	1,600	1,526,625
1.25%, 06/30/28	1,660	1,581,280
1.25%, 09/30/28	1,700	1,610,750
1.25%, 08/15/31	1,950	1,726,055
1.38%, 10/31/28	650	616,941
1.38%, 12/31/28	1,400	1,324,531
1.38%, 11/15/31	2,650	2,346,078
1.50%, 11/30/28	1,300	1,236,117
1.63%, 05/15/31	1,927	1,751,312
1.75%, 01/31/29	723	690,183
1.88%, 02/28/29	1,050	1,004,801
1.88%, 02/15/32	2,150	1,948,102
2.25%, 08/15/27	700	688,215
2.25%, 11/15/27	1,000	980,781
2.38%, 05/15/27	600	592,102
2.38%, 03/31/29	680	659,706
2.38%, 05/15/29	1,000	968,906
2.50%, 03/31/27	1,030	1,019,096
2.63%, 05/31/27	1,400	1,385,289
2.63%, 02/15/29	1,000	978,437
2.63%, 07/31/29	1,000	974,531
2.75%, 04/30/27	213	211,211
2.75%, 07/31/27	1,000	990,391
2.75%, 02/15/28	1,400	1,383,320
2.75%, 05/31/29	900	881,789
2.75%, 08/15/32	2,400	2,271,938
2.88%, 05/15/28	1,000	989,062
2.88%, 08/15/28	600	592,828
2.88%, 04/30/29	800	787,312
2.88%, 05/15/32	2,000	1,912,969
3.13%, 11/15/28	1,100	1,092,523
3.13%, 08/31/29	1,900	1,880,852
3.25%, 06/30/27	900	897,539
3.25%, 06/30/29	1,618	1,609,531
3.38%, 09/15/27	833	832,252
3.38%, 11/30/27	1,500	1,499,121
3.38%, 12/31/27	1,810	1,809,152
3.38%, 09/15/28	282	281,912
3.38%, 05/15/33	1,778	1,736,606
3.50%, 09/30/27	1,110	1,111,214
3.50%, 10/31/27	560	560,656
3.50%, 01/31/28	1,114	1,116,176
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 04/30/28	$1,000	$1,002,187
3.50%, 11/15/28	562	563,625
3.50%, 12/15/28	270	270,802
3.50%, 09/30/29	1,273	1,275,685
3.50%, 01/31/30	1,440	1,442,250
3.50%, 04/30/30	800	800,687
3.50%, 11/30/30	2,673	2,671,747
3.50%, 02/15/33	2,379	2,346,289
3.63%, 08/31/27	467	468,240
3.63%, 03/31/28	924	928,259
3.63%, 05/31/28	453	455,300
3.63%, 08/15/28	351	353,029
3.63%, 08/31/29	1,964	1,976,275
3.63%, 03/31/30	700	704,102
3.63%, 08/31/30	1,534	1,542,030
3.63%, 09/30/30	1,707	1,715,935
3.63%, 10/31/30	3,040	3,055,200
3.63%, 12/31/30	2,773	2,786,215
3.63%, 09/30/31	750	751,230
3.75%, 04/30/27	2,030	2,035,868
3.75%, 06/30/27	1,720	1,726,450
3.75%, 08/15/27	1,124	1,128,786
3.75%, 04/15/28	2,299	2,315,704
3.75%, 05/15/28	477	480,615
3.75%, 12/31/28	1,200	1,211,625
3.75%, 05/31/30	1,210	1,222,573
3.75%, 06/30/30	438	442,585
3.75%, 12/31/30	800	808,000
3.75%, 01/31/31	1,270	1,283,097
3.75%, 08/31/31	636	641,167
3.75%, 10/31/32	703	705,087
3.75%, 11/30/32	556	557,477
3.88%, 05/31/27	1,126	1,131,322
3.88%, 07/31/27	1,930	1,941,309
3.88%, 10/15/27	785	790,520
3.88%, 11/30/27	1,223	1,232,512
3.88%, 12/31/27	800	806,625
3.88%, 03/15/28	1,533	1,547,731
3.88%, 06/15/28	386	390,192
3.88%, 09/30/29	1,900	1,927,609
3.88%, 11/30/29	1,450	1,471,410
3.88%, 12/31/29	1,211	1,229,165
3.88%, 04/30/30	2,263	2,297,829
3.88%, 06/30/30	1,850	1,878,762
3.88%, 07/31/30	1,596	1,621,062
3.88%, 08/31/32	463	468,136
3.88%, 09/30/32	1,009	1,019,721
3.88%, 12/31/32	208	210,048
3.88%, 08/15/33	1,848	1,861,786
3.88%, 08/15/34	2,809	2,812,950
4.00%, 12/15/27	1,504	1,519,393
4.00%, 02/29/28	1,000	1,011,562
4.00%, 06/30/28	538	545,440
4.00%, 01/31/29	1,437	1,461,025
4.00%, 07/31/29	1,133	1,153,978
4.00%, 10/31/29	1,050	1,069,934
4.00%, 02/28/30	2,166	2,208,982
4.00%, 03/31/30	1,558	1,589,282
4.00%, 05/31/30	1,968	2,008,129
4.00%, 07/31/30	600	612,422
4.00%, 01/31/31	995	1,015,988
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 04/30/32	$653	$665,550
4.00%, 06/30/32	1,132	1,153,313
4.00%, 07/31/32	557	567,313
4.00%, 01/31/33	781	794,423
4.00%, 02/15/34	2,838	2,875,249
4.00%, 11/15/35	2,302	2,310,273
4.13%, 02/15/27	860	864,636
4.13%, 02/28/27	1,561	1,570,025
4.13%, 09/30/27	900	909,562
4.13%, 10/31/27	420	424,709
4.13%, 11/15/27	2,775	2,807,194
4.13%, 07/31/28	500	508,594
4.13%, 03/31/29	1,700	1,735,859
4.13%, 10/31/29	1,792	1,833,860
4.13%, 11/30/29	1,605	1,642,868
4.13%, 08/31/30	662	678,964
4.13%, 03/31/31	990	1,016,606
4.13%, 07/31/31	674	692,324
4.13%, 10/31/31	498	511,267
4.13%, 11/30/31	1,120	1,149,838
4.13%, 02/29/32	599	614,724
4.13%, 03/31/32	1,140	1,169,925
4.13%, 05/31/32	467	479,113
4.13%, 11/15/32	2,322	2,380,050
4.13%, 02/15/36	1,240	1,256,469
4.25%, 03/15/27	1,545	1,556,527
4.25%, 01/15/28	1,504	1,526,854
4.25%, 02/15/28	1,304	1,324,986
4.25%, 02/28/29	1,312	1,343,673
4.25%, 06/30/29	1,500	1,539,023
4.25%, 01/31/30	1,853	1,906,274
4.25%, 02/28/31	1,000	1,032,500
4.25%, 06/30/31	900	929,742
4.25%, 11/15/34	2,841	2,919,127
4.25%, 05/15/35	2,700	2,769,187
4.25%, 08/15/35	2,868	2,939,252
4.38%, 07/15/27	1,210	1,224,889
4.38%, 08/31/28	800	818,750
4.38%, 11/30/28	1,556	1,595,751
4.38%, 12/31/29	2,000	2,065,625
4.38%, 11/30/30	687	712,548
4.38%, 01/31/32	537	558,270
4.38%, 05/15/34	2,824	2,932,106
4.50%, 04/15/27	1,743	1,761,928
4.50%, 05/15/27	1,620	1,638,984
4.50%, 05/31/29	2,370	2,448,506
4.50%, 12/31/31	629	658,091
4.50%, 11/15/33	2,475	2,592,562
4.63%, 06/15/27	1,000	1,014,375
4.63%, 09/30/28	1,101	1,134,357
4.63%, 04/30/29	1,960	2,030,897
4.63%, 09/30/30	600	628,219
4.63%, 04/30/31	800	840,375
4.63%, 05/31/31	1,000	1,050,625
4.63%, 02/15/35	2,800	2,954,000
4.88%, 10/31/28	1,400	1,452,391
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/30	$771	$815,935
		285,771,018
Total U.S. Government & Agency Obligations — 60.6% (Cost: $459,392,005)		438,967,192
Total Long-Term Investments — 98.6% (Cost: $737,926,182)		714,108,078
	Shares
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)(l)	30,037,675	30,037,675
Total Short-Term Securities — 4.1% (Cost: $30,037,675)		30,037,675
Total Investments Before TBA Sales Commitments — 102.7% (Cost: $767,963,857)		744,145,753
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
5.00%, 03/15/56	(25)	(25,112)
5.50%, 03/12/56	(625)	(635,021)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(658,574))		(660,133)
Total Investments, Net of TBA Sales Commitments — 102.6% (Cost: $767,305,283)		743,485,620
Liabilities in Excess of Other Assets — (2.6)%		(19,105,696)
Net Assets — 100.0%		$724,379,924

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
43
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® ESG Advanced Universal USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,345,727	$—	$(6,308,052)(a)	$—	$—	$30,037,675	30,037,675	$1,018,482 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,040,178	$—	$2,040,178
Collateralized Mortgage Obligations	—	5,426,619	—	5,426,619
Corporate Bonds & Notes	—	221,401,138	—	221,401,138
Foreign Government Obligations	—	46,272,951	—	46,272,951
U.S. Government & Agency Obligations	—	438,967,192	—	438,967,192
Short-Term Securities
Money Market Funds	30,037,675	—	—	30,037,675
Liabilities
Investments
TBA Sales Commitments	—	(660,133)	—	(660,133)
	$30,037,675	$713,447,945	$—	$743,485,620
See notes to financial statements.
Schedule of Investments
44

Statement of Assets and Liabilities
February 28, 2026

iShares ESG Advanced Universal USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$714,108,078
Investments, at value—affiliated(c)	30,037,675
Foreign currency, at value(d)	1,063
Receivables:
Investments sold	8,266,677
Securities lending income—affiliated	3,114
TBA sales commitments	658,574
Capital shares sold	20,147
Dividends—affiliated	61,363
Interest—unaffiliated	6,247,086
Total assets	759,403,777
LIABILITIES
Bank overdraft	116,396
Collateral on securities loaned, at value	5,877,675
TBA sales commitments, at value(e)	660,133
Payables:
Investments purchased	28,305,026
Investment advisory fees	64,623
Total liabilities	35,023,853
Commitments and contingent liabilities
NET ASSETS	$724,379,924
NET ASSETS CONSIST OF
Paid-in capital	$781,554,293
Accumulated loss	(57,174,369)
NET ASSETS	$724,379,924
NET ASSET VALUE
Shares outstanding	16,300,000
Net asset value	$44.44
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$737,926,182
(b) Securities loaned, at value	$5,687,482
(c) Investments, at cost—affiliated	$30,037,675
(d) Foreign currency, at cost	$985
(e) Proceeds from TBA sales commitments	$658,574
See notes to financial statements.
45
2026 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended February 28, 2026

iShares ESG Advanced Universal USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$969,023
Interest—unaffiliated	27,261,035
Securities lending income—affiliated—net	49,459
Payment-in-kind interest—unaffiliated	13,030
Other income—unaffiliated	19,344
Total investment income	28,311,891
EXPENSES
Investment advisory	845,999
Total expenses	845,999
Less:
Investment advisory fees waived	(21,209)
Total expenses after fees waived	824,790
Net investment income	27,487,101
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,303,339)
In-kind redemptions—unaffiliated(a)	(1,172,320)
(3,475,659)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	20,665,232
Foreign currency translations	96
20,665,328
Net realized and unrealized gain	17,189,669
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,676,770
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
46

Statement of Changes in Net Assets

	iShares ESG Advanced Universal USD Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,487,101	$24,471,412
Net realized loss	(3,475,659)	(4,990,493)
Net change in unrealized appreciation (depreciation)	20,665,328	19,296,819
Net increase in net assets resulting from operations	44,676,770	38,777,738
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,287,464)	(24,090,005)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,985,459	85,977,750
NET ASSETS
Total increase in net assets	33,374,765	100,665,483
Beginning of period	691,005,159	590,339,676
End of period	$724,379,924	$691,005,159

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
47
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced Universal USD Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$43.46	$42.47	$42.27	$47.64	$49.61
Net investment income(a)	1.70	1.60	1.35	1.01	0.60
Net realized and unrealized gain (loss)(b)	0.97	0.97	0.19	(5.38)	(2.01)
Net increase (decrease) from investment operations	2.67	2.57	1.54	(4.37)	(1.41)
Distributions from net investment income(c)	(1.69)	(1.58)	(1.34)	(1.00)	(0.56)
Net asset value, end of year	$44.44	$43.46	$42.47	$42.27	$47.64
Total Return(d)
Based on net asset value	6.27%	6.17%	3.70%	(9.22)%	(2.85)%
Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived	0.12%	0.12%	0.12%	0.11%	0.11%
Net investment income	3.90%	3.73%	3.19%	2.32%	1.23%
Supplemental Data
Net assets, end of year (000)	$724,380	$691,005	$590,340	$570,693	$609,795
Portfolio turnover rate(f)(g)	87%	100%	63%	167%	243%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
48

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
ESG Advanced Universal USD Bond(a)	Diversified

(a)	Formerly the iShares ESG Advanced Total USD Bond Market ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard:  The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
49
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield
Notes to Financial Statements
50

Notes to Financial Statements  (continued)
characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
51
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced Universal USD Bond
Barclays Bank PLC	$1,015,539	$(1,015,539)	$—	$—
Barclays Capital, Inc.	217,683	(217,683)	—	—
BNP Paribas SA	1,013,338	(1,013,338)	—	—
BofA Securities, Inc.	202,487	(194,175)	—	8,312(b)
Citigroup Global Markets, Inc.	255,606	(255,606)	—	—
Goldman Sachs & Co. LLC	93,659	(93,659)	—	—
J.P. Morgan Securities LLC	951,261	(951,261)	—	—
Jefferies LLC	367,012	(367,012)	—	—
Morgan Stanley	287,701	(287,701)	—	—
National Bank of Canada	753,892	(753,892)	—	—
Pershing LLC	198,677	(198,677)	—	—
RBC Capital Markets LLC	167,870	(167,870)	—	—
Scotia Capital (USA), Inc.	85,053	(85,053)	—	—
State Street Bank & Trust Co.	12,402	(12,402)	—	—
TD Securities (USA) LLC	13,514	(13,514)	—	—
Wells Fargo Bank N.A.	8,468	(8,468)	—	—
Wells Fargo Securities LLC	43,320	(43,320)	—	—
	$5,687,482	$(5,679,170)	$—	$8,312

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Advanced Universal USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Advanced Universal USD Bond	$21,209
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Notes to Financial Statements
52

Notes to Financial Statements  (continued)
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended February 28, 2026, the Fund paid BTC $12,868 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Universal USD Bond	$530,171,199	$525,317,096	$81,518,643	$84,267,439
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Universal USD Bond	$77,072,810	$65,229,388
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
53
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG Advanced Universal USD Bond	$(1,169,369)	$1,169,369
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
ESG Advanced Universal USD Bond
Ordinary income	$27,287,464	$24,090,005
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Advanced Universal USD Bond	$2,255,613	$(35,449,194)	$(23,980,788)	$(57,174,369)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Universal USD Bond	$768,125,060	$9,392,238	$(33,373,104)	$(23,980,866)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Notes to Financial Statements
54

Notes to Financial Statements  (continued)
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Funds invest a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced Universal USD Bond
Shares sold	2,300,000	$99,521,839	2,700,000	$115,949,768
Shares redeemed	(1,900,000)	(83,536,380)	(700,000)	(29,972,018)
	400,000	$15,985,459	2,000,000	$85,977,750
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
55
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
56

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares ESG Advanced Universal USD Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares ESG Advanced Universal USD Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations  for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
57
2026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
ESG Advanced Universal USD Bond	$9,618,815
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
ESG Advanced Universal USD Bond	$27,398,189
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
ESG Advanced Universal USD Bond	$23,526,914
Important Tax Information
58

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
59
2026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
60

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
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February 28, 2026

2026 Annual Financial Statements and Additional Information

iShares Trust
• iShares Government/Credit Bond ETF | GBF | NYSE Arca
• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX Exchange
• iShares MBS ETF | MBB | NASDAQ

2

Schedule of Investments
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.60%, 08/01/31	$5	$4,557
3.38%, 03/01/41	5	3,824
4.65%, 10/01/28	5	5,054
4.75%, 03/30/30	5	5,095
5.38%, 06/15/33	5	5,157
5.40%, 10/01/48	5	4,543
		28,230
Aerospace & Defense — 0.6%
Boeing Co.(The)
2.80%, 03/01/27	5	4,940
2.95%, 02/01/30	5	4,791
3.25%, 02/01/28	15	14,822
3.25%, 02/01/35	20	17,811
3.45%, 11/01/28	5	4,940
3.60%, 05/01/34	22	20,291
3.63%, 02/01/31	35	33,991
3.63%, 03/01/48	5	3,659
3.95%, 08/01/59	15	10,750
5.04%, 05/01/27	30	30,316
5.15%, 05/01/30	50	51,781
5.71%, 05/01/40	40	41,627
5.81%, 05/01/50	20	20,060
5.93%, 05/01/60	15	15,058
6.30%, 05/01/29	20	21,312
6.53%, 05/01/34	30	33,661
Embraer Netherlands Finance BV, 5.98%, 02/11/35	20	21,463
General Dynamics Corp.
3.63%, 04/01/30	20	19,805
4.25%, 04/01/40	20	18,612
4.25%, 04/01/50	15	12,973
General Electric Co., 6.75%, 03/15/32	10	11,427
HEICO Corp.
5.25%, 08/01/28	5	5,145
5.35%, 08/01/33	5	5,251
Hexcel Corp., 5.88%, 02/26/35	20	21,304
Howmet Aerospace, Inc., 5.95%, 02/01/37	25	27,291
L3Harris Technologies, Inc.
4.85%, 04/27/35	5	5,048
5.05%, 04/27/45	10	9,717
5.40%, 07/31/33	15	15,798
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,503
3.80%, 03/01/45	5	4,100
3.90%, 06/15/32	5	4,965
4.09%, 09/15/52	15	12,168
4.15%, 06/15/53	5	4,085
4.50%, 02/15/29	15	15,301
4.70%, 05/15/46	5	4,615
4.75%, 02/15/34	15	15,391
5.10%, 11/15/27	5	5,118
5.20%, 02/15/55(a)	10	9,626
5.90%, 11/15/63	5	5,268
Series B, 6.15%, 09/01/36	5	5,615
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,950
4.40%, 05/01/30	5	5,072
4.90%, 06/01/34	20	20,526
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.25%, 07/01/30	$20	$18,637
2.82%, 09/01/51	10	6,384
3.03%, 03/15/52	10	6,646
3.75%, 11/01/46	15	11,886
4.13%, 11/16/28	5	5,030
4.45%, 11/16/38	5	4,761
4.50%, 06/01/42	25	22,984
4.63%, 11/16/48	20	17,819
4.80%, 12/15/43	10	9,377
5.15%, 02/27/33	10	10,464
6.00%, 03/15/31	10	10,844
6.05%, 06/01/36	10	11,092
6.10%, 03/15/34	20	22,103
		784,974
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	25	22,432
3.40%, 05/06/30	5	4,865
3.40%, 02/04/41	15	11,754
3.70%, 02/04/51	10	7,157
3.88%, 09/16/46	10	7,704
4.45%, 05/06/50	10	8,106
4.80%, 02/14/29	25	25,546
5.38%, 01/31/44	20	19,324
5.80%, 02/14/39	15	15,596
Archer-Daniels-Midland Co.
3.25%, 03/27/30	15	14,594
3.75%, 09/15/47	5	4,001
4.50%, 08/15/33	10	10,112
4.50%, 03/15/49	20	17,558
5.38%, 09/15/35	4	4,260
BAT Capital Corp.
2.26%, 03/25/28	30	29,019
3.46%, 09/06/29	5	4,905
3.56%, 08/15/27	23	22,882
3.98%, 09/25/50	5	3,757
4.39%, 08/15/37	20	18,704
4.54%, 08/15/47	17	14,321
4.70%, 04/02/27	5	5,034
4.74%, 03/16/32	15	15,258
5.28%, 04/02/50	10	9,173
5.83%, 02/20/31	5	5,345
6.00%, 02/20/34	15	16,251
7.08%, 08/02/43	15	17,060
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	20	18,609
3.20%, 04/21/31	5	4,757
Philip Morris International, Inc.
1.75%, 11/01/30	5	4,504
2.10%, 05/01/30	5	4,626
3.13%, 08/17/27	5	4,958
3.88%, 08/21/42	10	8,372
4.25%, 10/29/32	25	24,929
4.25%, 11/10/44	11	9,501
4.38%, 11/15/41	10	9,011
4.88%, 11/15/43	10	9,352
5.13%, 11/17/27	40	40,816
5.75%, 11/17/32	20	21,567
6.38%, 05/16/38	20	22,494
3
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Reynolds American, Inc., 5.70%, 08/15/35	$5	$5,273
		523,487
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	11	10,893
Series 2016-3, Class AA, 3.00%, 04/15/30	9	8,358
Series 2017-2, Class AA, 3.35%, 04/15/31	3	2,892
Series A, Class A, 2.88%, 01/11/36	8	7,447
Delta Air Lines, Inc., 5.25%, 07/10/30	15	15,468
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	7	6,439
Series 2019-1, Class AA, 2.75%, 11/15/33	3	3,238
Southwest Airlines Co.
2.63%, 02/10/30	10	9,372
5.13%, 06/15/27	20	20,232
United Airlines Pass-Through Trust
5.80%, 07/15/37	14	14,465
Series 2016-2, Class AA, 2.88%, 04/07/30	3	2,918
Series 2018-1, Class AA, 3.50%, 09/01/31	3	3,191
Series 2020-1, 5.88%, 04/15/29	8	8,335
		113,248
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	15	14,421
3.25%, 03/27/40	15	12,354
3.38%, 11/01/46	15	11,303
3.38%, 03/27/50	15	10,974
3.63%, 05/01/43	10	8,117
3.88%, 11/01/45	15	12,324
Tapestry, Inc., 3.05%, 03/15/32	5	4,641
		74,134
Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,940
4.60%, 04/17/30	5	5,086
4.90%, 01/10/34	15	15,233
5.85%, 10/04/30	10	10,683
Cummins, Inc.
1.50%, 09/01/30	15	13,537
2.60%, 09/01/50	5	3,110
5.15%, 02/20/34	15	15,659
Ford Motor Co., 4.75%, 01/15/43	20	16,086
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	191,548
4.13%, 08/17/27	200	199,266
6.50%, 02/07/35	10	10,495
General Motors Co.
4.20%, 10/01/27	5	5,010
5.20%, 04/01/45	10	9,113
5.40%, 10/15/29	10	10,394
5.60%, 10/15/32	15	15,805
5.95%, 04/01/49	15	14,772
6.25%, 10/02/43	10	10,259
6.75%, 04/01/46	5	5,404
6.80%, 10/01/27	10	10,372
General Motors Financial Co., Inc.
2.35%, 01/08/31	20	18,197
2.70%, 06/10/31	20	18,363
5.00%, 04/09/27	20	20,206
5.35%, 01/07/30	40	41,516
Security	Par (000)	Value
Auto Manufacturers (continued)
5.45%, 01/08/36	$5	$5,087
5.80%, 06/23/28	5	5,180
5.90%, 01/07/35	20	21,016
5.95%, 04/04/34	15	15,917
6.10%, 01/07/34	15	16,059
Honda Motor Co. Ltd., 2.53%, 03/10/27	20	19,742
PACCAR Financial Corp., 4.60%, 01/31/29	10	10,241
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,968
3.05%, 01/11/28	5	4,944
4.55%, 05/17/30	5	5,119
4.63%, 01/12/28	20	20,343
4.70%, 01/12/33	5	5,112
4.80%, 01/05/34	5	5,121
5.05%, 05/16/29	50	51,817
5.45%, 11/10/27	5	5,146
Series B, 3.75%, 01/12/28	25	25,043
		889,909
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	35	22,806
3.25%, 03/01/32	10	9,457
BorgWarner, Inc., 2.65%, 07/01/27	15	14,737
Lear Corp.
3.50%, 05/30/30	5	4,850
3.55%, 01/15/52	10	6,977
5.25%, 05/15/49(a)	5	4,616
Magna International, Inc.
2.45%, 06/15/30	10	9,370
5.50%, 03/21/33	5	5,258
		78,071
Banks — 6.8%
Banco Santander SA
4.38%, 04/12/28	200	201,170
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	200	207,604
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	15	13,605
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	15	14,368
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	35	31,546
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	25	22,086
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	25	23,470
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	35	31,850
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	25	23,489
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	5	3,713
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	25	23,156
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	15	9,677
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	30	27,715
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)	5	3,303
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	15	14,580
3.25%, 10/21/27	50	49,582
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	40	31,795
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	35	34,643
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	5	4,731
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(b)	12	11,991
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	35	34,946
Schedule of Investments
4

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	$20	$17,976
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	35	28,373
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	25	23,409
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	30	25,437
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	25	21,916
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	35	35,160
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	45	45,556
5.00%, 01/21/44	35	34,008
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	55	56,547
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	30	30,735
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	55	57,100
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	55	57,642
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	5	5,241
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	20	20,856
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	40	42,913
5.88%, 02/07/42	25	26,887
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	10	10,356
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	25	23,193
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	15	10,929
Bank of Montreal
2.65%, 03/08/27	5	4,946
3.09%, 01/10/37, (5-year CMT + 1.40%)(b)	10	9,127
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	5	4,956
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	5	5,090
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	5	5,098
5.51%, 06/04/31	5	5,295
Bank of New York Mellon Corp.(The)
2.50%, 01/26/32	5	4,579
3.30%, 08/23/29	5	4,887
3.85%, 04/28/28	5	5,019
3.85%, 04/26/29	95	95,265
4.03%, 01/22/30, (1-day SOFR + 0.63%)(b)	10	10,015
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	10	10,402
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	5	5,265
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	5	5,291
Bank of Nova Scotia(The)
2.15%, 08/01/31	5	4,514
2.45%, 02/02/32	5	4,525
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	5	5,014
4.59%, 05/04/37, (5-year CMT + 2.05%)(b)	10	9,828
Barclays PLC
5.86%, 08/11/46, (1-day SOFR + 1.83%)(b)	10	10,292
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	200	210,455
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	200	229,494
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	5	4,950
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	5	4,812
5.00%, 04/28/28	10	10,230
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	15	13,569
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	15	13,737
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	30	28,041
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	5	4,719
2.90%, 11/03/42, (1-day SOFR + 1.38%)(b)	5	3,721
Security	Par (000)	Value
Banks (continued)
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	$10	$9,250
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(b)	5	4,976
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	30	28,811
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	5	4,457
4.13%, 07/25/28	50	50,063
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	25	25,123
4.45%, 09/29/27	15	15,088
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	20	20,232
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	60	60,419
4.65%, 07/23/48	9	8,034
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	5	5,036
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	30	30,551
5.30%, 05/06/44	5	4,850
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)	5	5,018
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	5	5,208
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)	10	10,043
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	30	31,239
5.88%, 02/22/33	35	37,633
6.00%, 10/31/33	10	10,769
6.02%, 01/24/36, (1-day SOFR + 1.83%)(b)	35	36,728
6.17%, 05/25/34, (1-day SOFR + 2.66%)(b)	40	42,702
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	40	43,878
6.63%, 06/15/32	25	27,809
8.13%, 07/15/39	20	25,745
Citizens Financial Group, Inc.
2.64%, 09/30/32	5	4,395
5.64%, 05/21/37, (5-year CMT + 2.75%)(b)	10	10,271
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	50,912
Deutsche Bank AG/New York NY, 3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	200	192,071
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	5	5,028
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	5	5,269
8.25%, 03/01/38	10	12,390
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,170
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,379
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	20	17,892
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	45	40,578
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	35	32,137
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	25	22,751
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	15	11,093
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	35	32,451
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	25	19,261
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	20	15,681
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	80	79,615
3.80%, 03/15/30	10	9,897
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(b)	20	18,074
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	5	5,001
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	40	40,100
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	10	9,302
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	25	24,889
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	20	20,226
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	15	15,101
5.15%, 05/22/45	20	18,813
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	20	20,597
5
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	$25	$25,352
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	50	53,345
6.25%, 02/01/41	15	16,401
6.45%, 05/01/36	30	33,049
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	15	16,720
6.75%, 10/01/37	25	28,017
HSBC Bank USA N.A, 7.00%, 01/15/39	70	82,351
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	145	144,015
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	200	201,918
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	200	201,713
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	200	218,448
6.33%, 03/09/44, (1-day SOFR + 2.65%)(b)	10	11,066
Huntington Bancshares, Inc./Ohio
5.02%, 05/17/33, (1-day SOFR + 2.05%)(b)	5	5,102
6.14%, 11/18/39, (5-year CMT + 1.70%)(b)	25	26,280
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	200	207,012
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	5	4,479
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	15	14,675
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	15	14,073
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	20	18,212
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	35	32,261
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	21	19,965
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	45	41,701
3.11%, 04/22/51, (1-day SOFR + 2.44%)(b)	25	17,141
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	30	23,446
3.33%, 04/22/52, (1-day SOFR + 1.58%)(b)	15	10,720
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	20	19,830
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	15	12,052
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	10	10,042
4.25%, 10/01/27	10	10,070
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	20	17,183
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	10	10,035
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	30	30,272
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	10	10,116
4.85%, 02/01/44	5	4,794
4.90%, 01/22/37, (1-day SOFR + 1.07%)(b)	5	5,027
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	100	102,560
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	40	40,576
4.95%, 06/01/45	5	4,744
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	15	15,564
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	45	46,686
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	50	52,066
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	50	52,325
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	30	31,537
5.50%, 10/15/40	15	15,797
5.60%, 07/15/41	30	31,375
5.63%, 08/16/43	20	20,613
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	35	37,103
Security	Par (000)	Value
Banks (continued)
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	$20	$21,984
8.00%, 04/29/27	35	36,623
8.75%, 09/01/30	10	11,811
KeyCorp, 5.31%, 01/28/37, (1-day SOFR + 1.37%)(b)	5	5,041
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	13,347
0.00%, 06/29/37(c)	165	104,098
1.75%, 09/14/29	5	4,720
3.00%, 05/20/27	5	4,971
3.50%, 08/27/27	5	5,005
3.75%, 02/15/28	45	45,284
3.75%, 07/15/30	45	45,437
3.88%, 06/15/28	10	10,098
4.00%, 03/15/29	5	5,085
4.38%, 03/01/27	5	5,041
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,452
4.63%, 04/17/29	5	5,171
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	84,746
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	200	177,442
5.06%, 01/14/37, (1-year CMT + 0.90%)(b)	5	5,061
Mizuho Financial Group, Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	200	184,034
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	30	26,558
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	35	31,051
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	25	22,417
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	40	35,394
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	45	40,787
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	25	23,638
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	10	6,409
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	25	23,019
3.59%, 07/22/28(b)	30	29,824
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	25	24,439
3.97%, 07/22/38(b)	45	40,852
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	20	20,037
4.24%, 01/09/30, (1-day SOFR + 0.80%)(b)	5	5,016
4.30%, 01/27/45	10	8,716
4.38%, 01/22/47	5	4,342
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	20	20,174
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	5	4,736
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	40	40,743
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	10	10,206
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	25	25,874
5.30%, 04/20/37, (1-day SOFR + 2.62%)(b)	30	30,735
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	30	31,040
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	10	10,311
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	30	31,350
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	25	26,274
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	20	20,889
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	30	32,034
5.94%, 02/07/39, (5-year CMT + 1.80%)(b)	20	21,051
5.95%, 01/19/38, (5-year CMT + 2.43%)(b)	10	10,549
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	5	5,180
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	30	32,974
6.38%, 07/24/42	15	16,747
7.25%, 04/01/32	30	34,734
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	25	24,869
Schedule of Investments
6

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC, 4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	$200	$203,475
Northern Trust Corp., 6.13%, 11/02/32	5	5,471
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(b)	5	4,554
3.15%, 05/19/27	5	4,962
3.45%, 04/23/29	27	26,715
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	5	4,989
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	15	15,475
5.40%, 07/23/35, (1-day SOFR + 1.60%)(b)	15	15,622
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	5	5,399
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	15	17,028
Regions Financial Corp., 7.38%, 12/10/37	5	5,845
Royal Bank of Canada
3.88%, 05/04/32	15	14,733
4.24%, 08/03/27	5	5,032
4.90%, 01/12/28	5	5,105
4.95%, 02/01/29	10	10,317
5.00%, 02/01/33	5	5,185
Santander Holdings USA, Inc.
4.40%, 07/13/27	5	5,008
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	5	5,207
State Street Corp.
2.20%, 03/03/31	10	9,102
4.54%, 02/28/28	5	5,079
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	95	99,305
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	200	190,042
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	10	10,190
5.77%, 01/13/33	200	214,579
Toronto-Dominion Bank(The)
2.00%, 09/10/31	5	4,509
3.20%, 03/10/32	15	14,129
3.91%, 01/13/28	5	5,004
4.11%, 06/08/27	5	5,016
4.46%, 06/08/32	20	20,149
4.69%, 09/15/27	5	5,065
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	5	4,776
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	5	5,011
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	10	10,106
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	10	10,153
4.92%, 07/28/33, (1-day SOFR + 2.24%)(b)	5	5,043
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	10	10,377
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	10	10,588
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	10	10,699
U.S. Bancorp
1.38%, 07/22/30	5	4,471
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	5	5,042
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	20	20,289
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	20	21,250
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	5	5,195
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	10	10,717
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	15	16,162
UBS AG/Stamford CT, 7.50%, 02/15/28	225	240,977
Wachovia Corp., 5.50%, 08/01/35	6	6,241
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	50	49,012
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	10	9,411
Security	Par (000)	Value
Banks (continued)
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	$10	$9,567
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	35	27,300
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	30	28,172
3.90%, 05/01/45	30	24,523
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	10	10,003
4.65%, 11/04/44	25	21,973
4.75%, 12/07/46	20	17,689
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	5	5,053
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	30	30,588
4.90%, 11/17/45	25	22,515
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	40	36,572
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	10	10,350
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	5	5,129
5.38%, 11/02/43	15	14,639
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	30	31,248
5.43%, 01/23/47, (1-day SOFR + 1.23%)(b)	10	9,907
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	35	36,810
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	10	10,349
5.61%, 01/15/44	12	11,939
5.71%, 04/22/28, (1-day SOFR + 1.07%)(b)	50	50,918
5.95%, 12/01/86	15	15,891
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	25	27,757
Wells Fargo Bank NA, 5.85%, 02/01/37	20	21,293
Westpac Banking Corp.
2.65%, 01/16/30	5	4,786
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	25	22,968
2.96%, 11/16/40	10	7,787
3.13%, 11/18/41	10	7,717
4.11%, 07/24/34, (5-year CMT + 2.00%)(b)	5	4,957
4.42%, 07/24/39	20	18,697
5.05%, 04/16/29	45	46,740
		9,006,293
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	10	9,205
4.70%, 02/01/36	10	10,036
4.90%, 02/01/46	15	14,027
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	5	4,927
4.38%, 04/15/38	10	9,620
4.44%, 10/06/48	25	21,928
4.75%, 01/23/29	25	25,593
4.75%, 04/15/58	5	4,458
4.90%, 01/23/31	5	5,207
4.95%, 01/15/42	15	14,563
5.00%, 06/15/34	5	5,202
5.45%, 01/23/39	15	15,728
5.55%, 01/23/49	35	35,216
5.80%, 01/23/59	10	10,378
Brown-Forman Corp., 4.75%, 04/15/33	5	5,127
Coca-Cola Co.(The)
1.38%, 03/15/31	10	8,870
1.50%, 03/05/28	5	4,805
2.25%, 01/05/32	5	4,557
2.50%, 06/01/40	10	7,588
2.50%, 03/15/51	30	18,460
2.75%, 06/01/60	5	2,990
2.88%, 05/05/41	5	3,912
3.38%, 03/25/27	10	9,986
7
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.45%, 03/25/30	$5	$4,943
4.20%, 03/25/50	10	8,590
Constellation Brands, Inc.
3.15%, 08/01/29	5	4,861
3.75%, 05/01/50	20	15,080
4.50%, 05/09/47	5	4,298
4.75%, 05/09/32	5	5,084
Diageo Capital PLC, 2.00%, 04/29/30	140	128,959
Diageo Investment Corp., 7.45%, 04/15/35	5	6,060
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	25	23,930
3.35%, 03/15/51	15	10,173
3.80%, 05/01/50	5	3,689
3.95%, 04/15/29	20	19,874
4.05%, 04/15/32	10	9,725
Series 10, 5.20%, 03/15/31	5	5,167
Molson Coors Beverage Co., 4.20%, 07/15/46	25	20,315
PepsiCo, Inc.
1.40%, 02/25/31	15	13,337
1.95%, 10/21/31	10	8,979
2.63%, 03/19/27	5	4,944
2.63%, 07/29/29	5	4,819
2.63%, 10/21/41	10	7,441
2.75%, 03/19/30	25	23,962
2.75%, 10/21/51	5	3,220
2.88%, 10/15/49	15	10,117
3.00%, 10/15/27	5	4,958
3.38%, 07/29/49	8	5,912
3.45%, 10/06/46	15	11,658
3.60%, 02/18/28	5	5,001
3.90%, 07/18/32	15	14,885
4.00%, 05/02/47	5	4,190
4.45%, 05/15/28	25	25,398
4.88%, 11/01/40	10	9,999
7.00%, 03/01/29	5	5,462
		687,413
Biotechnology — 0.4%
Amgen, Inc.
2.45%, 02/21/30	25	23,579
2.77%, 09/01/53	25	15,238
2.80%, 08/15/41	20	14,969
3.15%, 02/21/40	20	16,065
3.20%, 11/02/27	30	29,713
4.20%, 03/01/33	5	4,936
4.20%, 02/22/52	5	4,044
4.40%, 05/01/45	20	17,467
4.56%, 06/15/48	25	21,812
4.66%, 06/15/51	35	30,592
4.88%, 03/01/53	5	4,458
5.25%, 03/02/33	15	15,699
5.60%, 03/02/43	30	30,677
6.38%, 06/01/37	10	11,251
6.40%, 02/01/39	5	5,597
Biogen, Inc.
2.25%, 05/01/30	15	13,910
3.15%, 05/01/50	30	19,739
Gilead Sciences, Inc.
1.20%, 10/01/27	25	24,046
2.80%, 10/01/50	20	12,837
2.95%, 03/01/27	20	19,855
4.00%, 09/01/36	10	9,427
Security	Par (000)	Value
Biotechnology (continued)
4.50%, 02/01/45	$15	$13,400
4.60%, 09/01/35	25	24,966
4.75%, 03/01/46	15	13,733
4.80%, 04/01/44	15	14,032
5.55%, 10/15/53	5	5,029
5.65%, 12/01/41	10	10,475
Illumina, Inc.
2.55%, 03/23/31	15	13,761
5.75%, 12/13/27	10	10,289
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	10	9,014
2.80%, 09/15/50	15	9,286
Royalty Pharma PLC
2.20%, 09/02/30	10	9,175
3.35%, 09/02/51	10	6,765
3.55%, 09/02/50	15	10,612
		496,448
Building Materials — 0.3%
Carlisle Companies, Inc.
2.20%, 03/01/32	15	13,255
2.75%, 03/01/30	5	4,745
3.75%, 12/01/27	15	14,952
Carrier Global Corp.
2.70%, 02/15/31	20	18,718
2.72%, 02/15/30	20	19,005
3.38%, 04/05/40	15	12,283
3.58%, 04/05/50	25	18,728
5.90%, 03/15/34	14	15,131
Eagle Materials, Inc.
2.50%, 07/01/31	5	4,578
5.00%, 03/15/36	25	24,776
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	10	9,687
Johnson Controls International PLC, 4.50%, 02/15/47	10	8,823
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	9,046
Lennox International, Inc., 1.70%, 08/01/27	5	4,847
Martin Marietta Materials, Inc.
2.40%, 07/15/31	10	9,102
3.20%, 07/15/51	10	6,789
3.45%, 06/01/27	20	19,893
3.50%, 12/15/27	25	24,834
Masco Corp., 2.00%, 10/01/30	5	4,531
Owens Corning
3.88%, 06/01/30	5	4,946
4.30%, 07/15/47	10	8,290
7.00%, 12/01/36	25	28,736
Trane Technologies Financing Ltd.
3.80%, 03/21/29	15	15,005
4.50%, 03/21/49	5	4,413
Trane Technologies Holdco, Inc., 4.30%, 02/21/48	5	4,341
Vulcan Materials Co.
3.50%, 06/01/30	10	9,775
3.90%, 04/01/27	10	9,996
4.50%, 06/15/47	10	8,710
4.70%, 03/01/48	5	4,477
		342,412
Chemicals — 0.5%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	150	146,899
2.70%, 05/15/40	10	7,653
Schedule of Investments
8

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.80%, 05/15/50	$20	$13,039
4.80%, 03/03/33	10	10,295
Albemarle Corp.
4.65%, 06/01/27	25	25,187
5.05%, 06/01/32	10	10,196
CF Industries, Inc., 5.15%, 03/15/34	10	10,172
Dow Chemical Co.(The)
2.10%, 11/15/30	5	4,457
4.25%, 10/01/34	5	4,623
4.38%, 11/15/42	15	11,862
5.15%, 02/15/34	15	14,936
5.55%, 11/30/48	15	13,130
6.30%, 03/15/33	10	10,633
6.90%, 05/15/53(a)	5	5,126
DuPont de Nemours, Inc.
5.32%, 11/15/38	18	18,231
5.42%, 11/15/48	3	2,864
Eastman Chemical Co.
4.65%, 10/15/44	10	8,660
4.80%, 09/01/42	5	4,541
5.00%, 08/01/29	5	5,132
Ecolab, Inc., 2.13%, 08/15/50	30	16,896
EIDP, Inc.
2.30%, 07/15/30	20	18,711
4.80%, 05/15/33	5	5,059
5.13%, 05/15/32	5	5,186
Linde, Inc./CT, 2.00%, 08/10/50	20	10,879
LYB International Finance BV, 4.88%, 03/15/44	10	8,380
LYB International Finance III LLC
2.25%, 10/01/30	20	18,085
3.63%, 04/01/51	10	6,535
3.80%, 10/01/60	10	6,339
4.20%, 05/01/50	5	3,606
5.50%, 03/01/34(a)	15	15,106
Mosaic Co.(The)
5.38%, 11/15/28	20	20,647
5.45%, 11/15/33(a)	10	10,384
Nutrien Ltd.
3.95%, 05/13/50	5	3,900
4.13%, 03/15/35	10	9,416
4.20%, 04/01/29	30	30,116
4.90%, 03/27/28	5	5,089
5.40%, 06/21/34	15	15,646
PPG Industries, Inc., 3.75%, 03/15/28	30	29,947
RPM International, Inc.
2.95%, 01/15/32	15	13,794
3.75%, 03/15/27	10	9,979
Sherwin-Williams Co.(The)
2.95%, 08/15/29	5	4,831
3.45%, 06/01/27	75	74,640
3.80%, 08/15/49	30	22,853
Westlake Corp., 5.00%, 08/15/46	15	13,173
		706,833
Commercial Services — 0.5%
Automatic Data Processing, Inc.
1.25%, 09/01/30	5	4,462
1.70%, 05/15/28	20	19,159
California Institute of Technology, 4.32%, 08/01/45	5	4,468
Case Western Reserve University, 5.41%, 06/01/2122	5	4,713
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,902
Duke University, Series 2020, 2.76%, 10/01/50	5	3,318
Security	Par (000)	Value
Commercial Services (continued)
Emory University, Series 2020, 2.97%, 09/01/50	$10	$6,845
Equifax, Inc.
2.35%, 09/15/31	10	8,961
3.10%, 05/15/30	5	4,768
George Washington University (The), 4.87%, 09/15/45	15	14,199
Global Payments, Inc.
2.90%, 05/15/30	5	4,656
2.90%, 11/15/31	20	18,014
3.20%, 08/15/29	50	47,952
5.30%, 08/15/29	15	15,418
5.40%, 08/15/32	10	10,180
5.95%, 08/15/52(a)	5	4,761
Howard University, 5.21%, 10/01/52	5	4,309
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,165
Series A, 2.81%, 01/01/60	5	3,038
Leland Stanford Junior University(The)
1.29%, 06/01/27	30	29,183
2.41%, 06/01/50	10	6,230
3.65%, 05/01/48	5	4,058
Massachusetts Institute of Technology
3.07%, 04/01/52	5	3,501
3.96%, 07/01/38	5	4,698
5.60%, 07/01/2111	5	5,148
Moody's Corp.
2.00%, 08/19/31	5	4,489
2.75%, 08/19/41	5	3,678
3.75%, 02/25/52	5	3,787
4.25%, 08/08/32	5	4,986
4.88%, 12/17/48	5	4,498
5.25%, 07/15/44	5	4,904
Northwestern University, 4.64%, 12/01/44	20	19,317
PayPal Holdings, Inc.
2.30%, 06/01/30	15	14,014
2.85%, 10/01/29	20	19,286
3.25%, 06/01/50	10	6,944
3.90%, 06/01/27	10	10,011
5.05%, 06/01/52	10	8,959
5.10%, 04/01/35	10	10,086
5.25%, 06/01/62	10	9,141
President and Fellows of Harvard College, 3.15%, 07/15/46	20	15,105
Quanta Services, Inc.
2.35%, 01/15/32	10	8,932
2.90%, 10/01/30	25	23,633
RELX Capital, Inc.
3.00%, 05/22/30	10	9,547
4.00%, 03/18/29	5	4,995
4.75%, 03/27/30	5	5,102
4.75%, 05/20/32	5	5,093
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	3,124
S&P Global, Inc.
2.70%, 03/01/29	5	4,833
2.90%, 03/01/32	15	13,957
3.25%, 12/01/49	5	3,543
3.70%, 03/01/52	15	11,394
3.90%, 03/01/62	20	15,089
4.25%, 05/01/29	10	10,087
4.25%, 01/15/31(d)	5	5,017
Thomas Jefferson University, 3.85%, 11/01/57	4	2,975
9
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
TR Finance LLC
5.50%, 08/15/35	$4	$4,162
5.85%, 04/15/40	10	10,212
Trustees of Boston College, 3.13%, 07/01/52	15	10,662
Trustees of Princeton University(The)
5.70%, 03/01/39	15	16,410
Series 2020, 2.52%, 07/01/50	10	6,469
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,225
University of Chicago (The), Series C, 2.55%, 04/01/50	5	3,326
University of Miami, 4.06%, 04/01/52	10	8,221
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,995
Series 2017, 3.39%, 02/15/48	10	7,730
University of Southern California
2.81%, 10/01/50	5	3,301
Series A, 3.23%, 10/01/2120	5	2,987
Verisk Analytics, Inc.
3.63%, 05/15/50	5	3,651
4.13%, 03/15/29	10	10,029
5.50%, 06/15/45	5	4,837
Washington University (The), 3.52%, 04/15/54	5	3,769
William Marsh Rice University
3.57%, 05/15/45	10	8,221
3.77%, 05/15/55	5	3,913
Yale University, Series 2020, 2.40%, 04/15/50	15	9,354
		638,106
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30	10	9,130
Apple, Inc.
1.65%, 05/11/30	5	4,591
2.40%, 08/20/50	25	15,024
2.55%, 08/20/60	30	16,869
2.65%, 05/11/50	30	19,069
2.95%, 09/11/49	25	17,083
3.00%, 11/13/27	44	43,657
3.25%, 08/08/29	10	9,880
3.35%, 08/08/32	30	29,072
3.45%, 02/09/45	15	11,851
3.75%, 11/13/47	25	20,067
3.85%, 05/04/43	35	30,006
3.85%, 08/04/46	29	23,887
4.30%, 05/10/33	5	5,111
4.38%, 05/13/45	30	27,097
4.50%, 02/23/36(a)	35	35,808
4.65%, 02/23/46	40	37,256
Booz Allen Hamilton, Inc., 5.95%, 04/15/35	5	5,074
CGI, Inc., 2.30%, 09/14/31	5	4,449
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,801
5.30%, 10/01/29	5	5,184
5.40%, 04/15/34	15	15,533
5.50%, 04/01/35	25	25,959
6.10%, 07/15/27	5	5,128
6.20%, 07/15/30	10	10,735
8.10%, 07/15/36	20	24,287
DXC Technology Co., 2.38%, 09/15/28	15	14,146
Fortinet, Inc., 2.20%, 03/15/31	10	9,061
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	15	14,834
5.60%, 10/15/54	20	18,403
Security	Par (000)	Value
Computers (continued)
6.20%, 10/15/35(a)	$5	$5,418
HP, Inc.
2.65%, 06/17/31	10	9,058
5.50%, 01/15/33(a)	15	15,410
6.00%, 09/15/41(a)	10	10,018
International Business Machines Corp.
1.95%, 05/15/30	100	91,724
2.85%, 05/15/40	130	98,496
3.50%, 05/15/29	100	98,536
Kyndryl Holdings, Inc.
2.70%, 10/15/28	10	9,206
3.15%, 10/15/31	5	4,232
Leidos, Inc., 2.30%, 02/15/31	15	13,620
NetApp, Inc.
2.70%, 06/22/30	5	4,689
5.70%, 03/17/35	5	5,210
Teledyne FLIR LLC, 2.50%, 08/01/30	5	4,685
		881,354
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	15	14,899
3.25%, 08/15/32	15	14,362
3.70%, 08/01/47	10	8,062
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	10	6,825
4.15%, 03/15/47	5	4,098
5.15%, 05/15/53	10	9,353
Kenvue, Inc.
4.90%, 03/22/33	20	20,642
5.05%, 03/22/28	20	20,472
5.05%, 03/22/53(a)	10	9,319
5.10%, 03/22/43	10	9,816
Procter & Gamble Co.(The)
1.20%, 10/29/30	5	4,447
2.80%, 03/25/27	30	29,736
3.00%, 03/25/30	35	34,016
3.60%, 03/25/50	15	11,785
3.95%, 01/26/28	10	10,083
4.55%, 10/24/34	5	5,127
5.80%, 08/15/34	10	11,067
Unilever Capital Corp.
3.50%, 03/22/28	110	109,673
5.90%, 11/15/32	26	28,715
		362,497
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,498
WW Grainger, Inc., 4.60%, 06/15/45	15	13,853
		40,351
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	140,121
3.85%, 10/29/41	15	12,476
3.88%, 01/23/28	15	14,963
Air Lease Corp.
2.10%, 09/01/28	5	4,748
2.88%, 01/15/32	25	22,674
3.13%, 12/01/30	5	4,695
3.63%, 12/01/27	8	7,946
Schedule of Investments
10

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Co.
3.30%, 05/03/27	$10	$9,947
4.05%, 12/03/42	15	13,090
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	5	4,953
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	10	10,262
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(b)	10	10,334
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	10	10,368
Ameriprise Financial, Inc., 5.15%, 05/15/33	25	25,921
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,814
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(b)	5	4,806
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	5	3,330
Brookfield Asset Management Ltd., 6.08%, 09/15/55	25	25,355
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	10	6,767
Brookfield Finance, Inc.
2.72%, 04/15/31	15	13,811
3.50%, 03/30/51	5	3,430
4.35%, 04/15/30	5	5,004
4.70%, 09/20/47	10	8,581
Capital One Financial Corp.
3.65%, 05/11/27	10	9,966
3.80%, 01/31/28	5	4,984
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)(b)	5	5,276
6.18%, 01/30/36, (1-day SOFR + 2.04%)(b)	15	15,600
6.38%, 06/08/34, (1-day SOFR + 2.86%)(b)	10	10,844
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	20	22,594
Cboe Global Markets, Inc.
1.63%, 12/15/30	10	8,940
3.00%, 03/16/32	15	14,024
Charles Schwab Corp.(The)
1.65%, 03/11/31	15	13,291
1.95%, 12/01/31	5	4,430
2.30%, 05/13/31	10	9,141
2.90%, 03/03/32	5	4,620
3.25%, 05/22/29	5	4,916
CI Financial Corp., 3.20%, 12/17/30	5	4,577
CME Group, Inc.
2.65%, 03/15/32	20	18,494
4.15%, 06/15/48	5	4,288
Franklin Resources, Inc., 1.60%, 10/30/30	20	17,964
Intercontinental Exchange, Inc.
1.85%, 09/15/32	20	17,225
2.10%, 06/15/30	10	9,245
3.00%, 06/15/50	30	19,797
4.35%, 06/15/29	5	5,064
4.60%, 03/15/33	25	25,354
Invesco Finance PLC, 5.38%, 11/30/43	10	9,829
Jefferies Financial Group, Inc.
2.63%, 10/15/31	10	8,887
2.75%, 10/15/32	15	13,131
4.15%, 01/23/30	10	9,852
6.25%, 01/15/36	5	5,227
Lazard Group LLC, 4.38%, 03/11/29	5	5,014
Legg Mason, Inc., 5.63%, 01/15/44	10	9,996
Mastercard, Inc.
2.95%, 06/01/29	5	4,870
3.30%, 03/26/27	20	19,928
3.35%, 03/26/30	20	19,650
3.50%, 02/26/28	15	14,989
Security	Par (000)	Value
Diversified Financial Services (continued)
3.65%, 06/01/49	$5	$3,851
3.95%, 02/26/48	20	16,274
4.88%, 03/09/28	5	5,112
Nasdaq, Inc.
1.65%, 01/15/31(a)	25	22,315
5.55%, 02/15/34	9	9,483
Nomura Holdings, Inc., 5.78%, 07/03/34	200	212,513
Radian Group, Inc., 4.88%, 03/15/27	10	10,029
Raymond James Financial, Inc.
3.75%, 04/01/51	5	3,700
4.65%, 04/01/30	10	10,229
4.95%, 07/15/46	5	4,603
Stifel Financial Corp., 4.00%, 05/15/30	10	9,847
Synchrony Financial
2.88%, 10/28/31	5	4,487
3.95%, 12/01/27	5	4,978
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	25	25,473
Visa, Inc.
1.10%, 02/15/31	5	4,397
1.90%, 04/15/27	45	44,133
2.75%, 09/15/27	40	39,487
4.15%, 12/14/35	50	48,952
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	10	9,620
5.70%, 07/15/43	5	4,894
		1,234,780
Electric — 2.8%
AEP Texas, Inc.
3.45%, 05/15/51	10	6,893
3.80%, 10/01/47	5	3,735
3.95%, 06/01/28	25	24,977
5.25%, 05/15/52	10	9,219
Series G, 4.15%, 05/01/49	10	7,842
Series H, 3.45%, 01/15/50	20	13,991
Series I, 2.10%, 07/01/30	5	4,613
AEP Transmission Co. LLC
4.50%, 06/15/52	10	8,576
5.40%, 03/15/53	20	19,506
AES Corp. (The), 2.45%, 01/15/31	5	4,634
Alabama Power Co., 3.00%, 03/15/52	10	6,574
Ameren Corp.
1.75%, 03/15/28	5	4,783
5.38%, 03/15/35	25	25,818
Ameren Illinois Co.
2.90%, 06/15/51	10	6,488
3.25%, 03/15/50	15	10,465
3.85%, 09/01/32	10	9,747
American Electric Power Co., Inc.
2.30%, 03/01/30	15	13,993
3.25%, 03/01/50	15	10,256
5.63%, 03/01/33	5	5,301
6.95%, 12/15/54, (5-year CMT + 2.68%)(b)	15	16,214
Appalachian Power Co., Series AA, 2.70%, 04/01/31	10	9,266
Arizona Public Service Co.
2.20%, 12/15/31	5	4,450
2.65%, 09/15/50	10	6,053
3.35%, 05/15/50	10	6,929
3.75%, 05/15/46	10	7,794
5.55%, 08/01/33	5	5,252
Avangrid, Inc., 3.80%, 06/01/29	15	14,884
Avista Corp., 4.35%, 06/01/48	5	4,203
11
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Baltimore Gas and Electric Co., 3.75%, 08/15/47	$15	$11,666
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	12,588
3.70%, 07/15/30	20	19,802
3.80%, 07/15/48	10	7,710
4.45%, 01/15/49	10	8,434
4.50%, 02/01/45	20	17,494
Black Hills Corp.
2.50%, 06/15/30	10	9,310
4.20%, 09/15/46	5	4,081
5.95%, 03/15/28	20	20,738
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	5,133
5.05%, 03/01/35	5	5,116
5.30%, 04/01/53	10	9,702
Series AD, 2.90%, 07/01/50	5	3,278
Series AF, 3.35%, 04/01/51	25	17,801
Series ai., 4.45%, 10/01/32	20	20,156
CenterPoint Energy, Inc., 2.95%, 03/01/30	14	13,416
CMS Energy Corp.
3.45%, 08/15/27	15	14,894
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	5	4,947
6.50%, 06/01/55, (5-year CMT + 1.96%)(b)	10	10,421
Commonwealth Edison Co.
3.65%, 06/15/46	5	3,893
3.70%, 08/15/28	5	4,993
4.00%, 03/01/48	5	4,058
4.00%, 03/01/49	10	8,033
4.70%, 01/15/44	10	9,145
5.30%, 02/01/53	10	9,585
Series 133, 3.85%, 03/15/52	5	3,805
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	10	8,122
4.90%, 07/01/33	10	10,218
Series A, 4.15%, 06/01/45	5	4,248
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	10	6,963
3.85%, 06/15/46	5	3,982
3.95%, 03/01/43	5	4,216
4.45%, 03/15/44	15	13,256
4.50%, 12/01/45	5	4,399
4.50%, 05/15/58	15	12,426
4.63%, 12/01/54	10	8,577
6.15%, 11/15/52	10	10,647
Series 20B, 3.95%, 04/01/50	10	7,925
Series B, 3.13%, 11/15/27	5	4,953
Series C, 3.00%, 12/01/60	40	23,867
Constellation Energy Generation LLC
5.00%, 02/01/31(d)	10	10,152
5.60%, 06/15/42	12	12,188
5.80%, 03/01/33	10	10,727
6.13%, 01/15/34	5	5,468
6.25%, 10/01/39	10	10,956
6.50%, 10/01/53	15	16,503
Consumers Energy Co.
3.10%, 08/15/50	10	6,874
3.25%, 08/15/46	5	3,683
3.50%, 08/01/51	5	3,692
3.60%, 08/15/32	10	9,631
3.95%, 05/15/43	10	8,456
4.05%, 05/15/48	5	4,066
Security	Par (000)	Value
Electric (continued)
Dayton Power & Light Co. (The), 3.95%, 06/15/49	$3	$2,313
Dominion Energy South Carolina, Inc.
6.25%, 10/15/53	5	5,444
Series A, 2.30%, 12/01/31	5	4,531
Dominion Energy, Inc.
4.70%, 12/01/44	5	4,455
5.45%, 03/15/35	10	10,331
6.20%, 02/15/56, (5-year CMT + 2.01%)(b)	20	20,329
6.63%, 05/15/55, (5-year CMT + 2.21%)(b)	20	20,776
Series A, 4.60%, 03/15/49	5	4,221
Series C, 3.38%, 04/01/30	25	24,327
Series C, 4.90%, 08/01/41	10	9,338
DTE Electric Co.
2.25%, 03/01/30	5	4,691
5.40%, 04/01/53	5	4,919
Series A, 4.00%, 04/01/43	10	8,502
DTE Energy Co.
4.88%, 06/01/28	5	5,097
5.05%, 10/01/35	25	25,217
5.85%, 06/01/34	20	21,506
Series C, 3.40%, 06/15/29	15	14,701
Duke Energy Carolinas LLC
2.85%, 03/15/32	10	9,260
3.55%, 03/15/52	15	11,009
3.95%, 03/15/48	5	4,010
4.95%, 01/15/33	10	10,365
5.35%, 01/15/53	20	19,444
Duke Energy Corp.
2.55%, 06/15/31	5	4,601
3.30%, 06/15/41	25	19,485
3.50%, 06/15/51	10	6,973
3.75%, 09/01/46	20	15,341
4.20%, 06/15/49	15	11,924
4.30%, 03/15/28	5	5,039
4.50%, 08/15/32	5	5,040
4.80%, 12/15/45	10	8,898
4.95%, 09/15/35	10	10,023
6.45%, 09/01/54, (5-year CMT + 2.59%)(b)	30	31,609
Duke Energy Florida LLC, 3.80%, 07/15/28	29	29,031
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,500
6.35%, 08/15/38	5	5,596
Series YYY, 3.25%, 10/01/49	20	14,052
Duke Energy Ohio, Inc., 5.65%, 04/01/53	15	15,099
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,774
3.70%, 10/15/46	10	7,804
4.15%, 12/01/44	8	6,819
4.20%, 08/15/45	25	21,172
Edison International
4.13%, 03/15/28	5	4,974
5.25%, 11/15/28	10	10,189
El Paso Electric Co., 6.00%, 05/15/35	5	5,289
Emera U.S. Finance LP, 4.75%, 06/15/46	10	8,641
Enel Chile SA, 4.88%, 06/12/28	10	10,155
Entergy Arkansas LLC
3.35%, 06/15/52	15	10,399
4.20%, 04/01/49	5	4,086
Entergy Corp.
1.90%, 06/15/28	5	4,777
2.40%, 06/15/31	5	4,538
Schedule of Investments
12

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.80%, 06/15/30	$15	$14,178
3.75%, 06/15/50	5	3,694
7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	15	15,700
Entergy Louisiana LLC
3.10%, 06/15/41	5	3,867
3.25%, 04/01/28	10	9,905
4.20%, 09/01/48	15	12,249
4.20%, 04/01/50	10	8,088
4.95%, 01/15/45	5	4,662
5.15%, 09/15/34	25	25,831
5.80%, 03/15/55	5	5,079
Evergy Kansas Central, Inc.
3.10%, 04/01/27	30	29,771
3.25%, 09/01/49	15	10,423
4.25%, 12/01/45	5	4,235
5.90%, 11/15/33	5	5,409
Evergy Metro, Inc.
4.20%, 06/15/47	10	8,298
Series 2020, 2.25%, 06/01/30	19	17,708
Eversource Energy
3.38%, 03/01/32	10	9,374
3.45%, 01/15/50	10	7,110
5.13%, 05/15/33	15	15,327
Series R, 1.65%, 08/15/30	5	4,467
Exelon Corp.
2.75%, 03/15/27	25	24,706
4.05%, 04/15/30	25	24,929
4.10%, 03/15/52	10	7,809
4.45%, 04/15/46	10	8,487
4.70%, 04/15/50	15	12,930
4.95%, 06/15/35	5	5,008
5.10%, 06/15/45	10	9,319
5.15%, 03/15/28	20	20,462
5.45%, 03/15/34	25	26,253
5.60%, 03/15/53	5	4,862
5.63%, 06/15/35	5	5,275
6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	15	15,726
FirstEnergy Corp., 2.65%, 03/01/30	25	23,616
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	25,329
Florida Power & Light Co.
2.45%, 02/03/32	10	9,129
2.88%, 12/04/51	5	3,242
3.15%, 10/01/49	5	3,510
3.70%, 12/01/47	20	15,554
3.95%, 03/01/48	10	8,095
4.40%, 05/15/28	5	5,064
5.30%, 04/01/53	20	19,516
5.69%, 03/01/40	10	10,558
5.95%, 02/01/38	5	5,494
Georgia Power Co.
5.13%, 05/15/52	5	4,720
Series 10-C, 4.75%, 09/01/40	5	4,819
Series A, 3.25%, 03/15/51	15	10,449
Series B, 3.70%, 01/30/50	5	3,808
Iberdrola International BV, 6.75%, 07/15/36	15	17,405
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,977
Interstate Power and Light Co.
2.30%, 06/01/30	5	4,665
3.10%, 11/30/51	10	6,606
4.10%, 09/26/28	5	5,018
6.25%, 07/15/39	10	10,940
Security	Par (000)	Value
Electric (continued)
IPALCO Enterprises, Inc., 4.25%, 05/01/30	$5	$4,947
ITC Holdings Corp., 3.35%, 11/15/27	15	14,846
Kentucky Utilities Co., 5.13%, 11/01/40	5	4,966
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,260
5.85%, 09/15/54	25	26,062
6.75%, 12/30/31	5	5,671
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,389
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	20	19,841
3.70%, 03/15/29	20	19,889
4.15%, 12/15/32	20	19,759
4.30%, 03/15/49	10	8,541
4.40%, 11/01/48	5	4,309
5.05%, 09/15/28	5	5,133
5.80%, 01/15/33	15	16,232
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,964
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	25	23,930
2.25%, 06/01/30	15	13,910
2.75%, 11/01/29	10	9,586
3.50%, 04/01/29	20	19,722
3.80%, 03/15/82, (5-year CMT + 2.55%)(b)	5	4,931
4.63%, 07/15/27	35	35,328
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	5	4,958
4.90%, 02/28/28	20	20,358
5.00%, 02/28/30(a)	10	10,346
5.00%, 07/15/32	15	15,485
5.05%, 02/28/33	5	5,161
5.25%, 03/15/34	5	5,177
5.25%, 02/28/53	10	9,343
5.65%, 05/01/79(b)	50	50,614
6.50%, 08/15/55, (5-year CMT + 1.98%)(b)	20	21,212
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	5	5,320
Northern States Power Co.
2.90%, 03/01/50	15	10,042
3.60%, 09/15/47	10	7,721
5.10%, 05/15/53	10	9,391
NorthWestern Corp., 4.18%, 11/15/44	20	16,931
NSTAR Electric Co.
1.95%, 08/15/31	25	22,284
4.40%, 03/01/44	5	4,401
4.85%, 03/01/30	5	5,147
Oglethorpe Power Corp.
4.50%, 04/01/47	5	4,242
5.25%, 09/01/50	7	6,478
5.38%, 11/01/40	10	10,096
Ohio Power Co., 5.00%, 06/01/33	5	5,106
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	5	4,857
3.80%, 08/15/28	5	4,997
4.15%, 04/01/47	10	8,299
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	5	3,048
3.75%, 04/01/45	5	4,003
3.80%, 09/30/47	10	7,835
4.55%, 09/15/32	5	5,050
4.55%, 12/01/41	9	8,211
4.60%, 06/01/52	10	8,540
5.75%, 03/15/29	20	20,987
13
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
2.50%, 02/01/31	$20	$18,287
3.25%, 06/01/31	25	23,554
3.30%, 12/01/27	20	19,752
3.50%, 08/01/50	25	17,188
3.75%, 07/01/28	5	4,966
4.30%, 03/15/45	10	8,099
4.45%, 04/15/42	10	8,552
4.50%, 07/01/40	25	22,229
4.55%, 07/01/30	14	14,064
4.95%, 07/01/50	20	17,262
5.70%, 03/01/35	10	10,425
5.80%, 05/15/34	25	26,323
6.70%, 04/01/53	15	16,172
PacifiCorp
2.90%, 06/15/52	25	14,956
3.30%, 03/15/51	10	6,576
3.50%, 06/15/29	15	14,700
4.13%, 01/15/49	5	3,843
4.15%, 02/15/50	15	11,401
5.35%, 12/01/53	10	8,966
5.45%, 02/15/34	10	10,268
5.50%, 05/15/54	40	36,585
PPL Capital Funding, Inc.
4.13%, 04/15/30	5	5,003
5.25%, 09/01/34	15	15,488
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	5,160
Progress Energy, Inc., 7.75%, 03/01/31	5	5,762
Public Service Co. of Colorado
4.10%, 06/01/32	5	4,967
5.25%, 04/01/53	5	4,708
5.35%, 05/15/34	10	10,412
Series 17, 6.25%, 09/01/37	15	16,550
Public Service Electric and Gas Co.
3.10%, 03/15/32	10	9,402
3.60%, 12/01/47	10	7,591
3.70%, 05/01/28	5	4,988
4.05%, 05/01/48	15	12,223
5.20%, 08/01/33	10	10,451
5.45%, 08/01/53	15	14,793
5.50%, 03/01/40	5	5,181
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	5	4,481
6.13%, 10/15/33	15	16,271
Puget Energy, Inc.
2.38%, 06/15/28	15	14,445
4.10%, 06/15/30	10	9,873
Puget Sound Energy, Inc.
3.25%, 09/15/49	2	1,399
5.45%, 06/01/53	25	24,483
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	25	16,353
Sempra
3.25%, 06/15/27	15	14,866
3.80%, 02/01/38	90	78,609
4.00%, 02/01/48	25	19,382
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(b)	5	4,973
Southern California Edison Co.
2.25%, 06/01/30	5	4,598
3.65%, 02/01/50	15	10,721
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/47	$10	$7,705
4.65%, 10/01/43	10	8,678
5.20%, 06/01/34	20	20,317
5.45%, 06/01/31	20	20,919
5.45%, 03/01/35	15	15,421
5.70%, 03/01/53	5	4,766
5.88%, 12/01/53	5	4,911
6.65%, 04/01/29	25	26,469
Series 04-G, 5.75%, 04/01/35	10	10,445
Series B, 4.88%, 03/01/49	5	4,306
Series E, 5.45%, 06/01/52	5	4,616
Series H, 3.65%, 06/01/51	5	3,512
Southern Co.(The)
4.25%, 07/01/36	5	4,733
4.40%, 07/01/46	16	13,681
4.85%, 06/15/28	5	5,101
4.85%, 03/15/35	5	4,990
5.11%, 08/01/27	20	20,324
5.70%, 03/15/34	25	26,567
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(b)	20	20,940
Series A, 3.70%, 04/30/30	15	14,769
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,337
Series L, 3.85%, 02/01/48	15	11,443
Series M, 4.10%, 09/15/28	5	5,008
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,996
System Energy Resources, Inc., 5.30%, 12/15/34	25	25,515
Tampa Electric Co.
2.40%, 03/15/31	5	4,597
4.10%, 06/15/42	5	4,327
4.30%, 06/15/48	5	4,220
5.00%, 07/15/52	5	4,624
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,687
4.00%, 06/15/50	10	7,870
Union Electric Co.
2.63%, 03/15/51	10	6,142
2.95%, 06/15/27	5	4,954
3.90%, 04/01/52	5	3,897
5.45%, 03/15/53	5	4,939
Virginia Electric and Power Co.
2.45%, 12/15/50	9	5,212
2.95%, 11/15/51	15	9,525
4.00%, 01/15/43	15	12,489
4.60%, 12/01/48	15	12,932
5.45%, 04/01/53	5	4,805
8.88%, 11/15/38	5	6,701
Series B, 3.75%, 05/15/27	5	4,995
Series B, 3.80%, 09/15/47	5	3,882
Series C, 4.00%, 11/15/46	10	8,060
Series C, 4.63%, 05/15/52	5	4,261
WEC Energy Group, Inc., 1.38%, 10/15/27	35	33,623
Wisconsin Power and Light Co., 3.00%, 07/01/29	15	14,594
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	6,438
3.30%, 09/01/49	10	7,070
3.67%, 12/01/42	5	4,093
Xcel Energy, Inc.
2.60%, 12/01/29	15	14,228
3.40%, 06/01/30	10	9,708
Schedule of Investments
14

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 12/01/49	$10	$7,288
4.00%, 06/15/28	20	20,033
5.50%, 03/15/34	25	26,077
5.60%, 04/15/35	25	26,115
		3,758,131
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30	15	13,740
2.00%, 12/21/28	35	33,427
2.80%, 12/21/51	10	6,460
5.25%, 11/15/39	10	10,415
		64,042
Electronics — 0.2%
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	5	5,223
Amphenol Corp., 2.20%, 09/15/31	20	18,132
Arrow Electronics, Inc.
2.95%, 02/15/32	5	4,527
3.88%, 01/12/28	5	4,974
Flex Ltd., 4.88%, 06/15/29	10	10,184
Honeywell International, Inc.
1.10%, 03/01/27	10	9,739
1.75%, 09/01/31	5	4,425
2.70%, 08/15/29	5	4,815
2.80%, 06/01/50	5	3,377
3.81%, 11/21/47	15	11,966
4.95%, 02/15/28	45	45,992
5.70%, 03/15/36	35	37,814
Hubbell, Inc.
2.30%, 03/15/31	10	9,232
3.15%, 08/15/27	5	4,944
Jabil, Inc.
3.00%, 01/15/31	5	4,688
4.25%, 05/15/27	5	5,017
Keysight Technologies, Inc.
3.00%, 10/30/29	10	9,658
4.60%, 04/06/27	15	15,080
TD SYNNEX Corp., 2.38%, 08/09/28	10	9,578
Trimble, Inc., 4.90%, 06/15/28	10	10,103
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,945
Vontier Corp.
2.40%, 04/01/28	10	9,657
2.95%, 04/01/31	5	4,643
		255,713
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	5	5,270
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,078
Republic Services, Inc.
1.45%, 02/15/31	20	17,642
2.30%, 03/01/30	5	4,690
3.05%, 03/01/50	15	10,337
4.88%, 04/01/29	25	25,687
5.00%, 12/15/33	10	10,412
5.00%, 04/01/34	5	5,180
Waste Connections, Inc.
2.95%, 01/15/52	20	13,205
3.20%, 06/01/32	20	18,879
4.20%, 01/15/33	5	4,940
4.25%, 12/01/28	20	20,179
Security	Par (000)	Value
Environmental Control (continued)
Waste Management, Inc.
1.50%, 03/15/31	$10	$8,858
2.00%, 06/01/29	5	4,719
2.50%, 11/15/50	15	9,284
2.95%, 06/01/41	5	3,884
4.15%, 07/15/49	10	8,522
4.63%, 02/15/30	15	15,356
4.65%, 03/15/30	10	10,259
4.88%, 02/15/34	20	20,704
		216,815
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,274
Campbell's Co. (The), 4.55%, 03/21/31	5	5,002
Campbell's Company/The
2.38%, 04/24/30	10	9,260
3.13%, 04/24/50	5	3,286
4.75%, 03/23/35	5	4,854
Conagra Brands, Inc.
1.38%, 11/01/27	15	14,357
4.85%, 11/01/28	10	10,140
5.40%, 11/01/48	10	8,961
Flowers Foods, Inc., 2.40%, 03/15/31	5	4,392
General Mills, Inc.
2.25%, 10/14/31	5	4,484
3.00%, 02/01/51	20	13,073
4.95%, 03/29/33	15	15,327
Hershey Co. (The), 3.13%, 11/15/49	15	10,642
Hormel Foods Corp.
1.70%, 06/03/28	10	9,552
1.80%, 06/11/30	5	4,563
3.05%, 06/03/51	5	3,352
Ingredion, Inc., 2.90%, 06/01/30	10	9,546
J M Smucker Co.(The)
2.13%, 03/15/32	10	8,782
2.38%, 03/15/30	5	4,683
4.25%, 03/15/35	10	9,579
6.20%, 11/15/33	5	5,480
6.50%, 11/15/53(a)	10	10,991
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 05/15/32	30	27,309
3.75%, 12/01/31	10	9,554
5.75%, 04/01/33	45	47,293
6.50%, 12/01/52	20	21,101
6.75%, 03/15/34	8	8,911
Kellanova
2.10%, 06/01/30	10	9,267
3.40%, 11/15/27	40	39,773
4.30%, 05/15/28	20	20,184
Series B, 7.45%, 04/01/31	10	11,520
Kraft Heinz Foods Co.
3.75%, 04/01/30	5	4,924
3.88%, 05/15/27	5	4,991
4.25%, 03/01/31	10	9,989
4.38%, 06/01/46	20	16,409
4.63%, 01/30/29	15	15,246
4.88%, 10/01/49	15	12,930
5.20%, 07/15/45	10	9,153
5.50%, 06/01/50	5	4,665
Kroger Co.(The)
1.70%, 01/15/31	10	8,902
15
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.88%, 10/15/46	$10	$7,899
3.95%, 01/15/50	10	7,757
4.45%, 02/01/47	15	12,814
4.50%, 01/15/29	20	20,337
5.00%, 09/15/34	15	15,241
5.15%, 08/01/43	5	4,832
7.50%, 04/01/31	5	5,742
McCormick & Co., Inc./MD
3.40%, 08/15/27	5	4,976
4.20%, 08/15/47	10	8,330
4.70%, 10/15/34	5	4,996
4.95%, 04/15/33	5	5,126
Mondelez International, Inc.
1.88%, 10/15/32(a)	15	13,028
2.63%, 03/17/27	15	14,814
2.63%, 09/04/50	15	9,153
2.75%, 04/13/30	5	4,741
3.00%, 03/17/32	10	9,277
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	9,331
4.25%, 04/15/31	5	4,903
6.25%, 07/01/33	5	5,386
6.88%, 05/15/34	5	5,603
Sysco Corp.
3.30%, 02/15/50	15	10,644
4.85%, 10/01/45	15	13,680
6.00%, 01/17/34	5	5,451
6.60%, 04/01/40	10	11,312
6.60%, 04/01/50	5	5,598
Tyson Foods, Inc.
3.55%, 06/02/27	15	14,930
4.35%, 03/01/29	5	5,043
4.88%, 08/15/34	15	15,181
5.10%, 09/28/48	20	18,830
		743,656
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	10	8,196
4.40%, 08/15/47	10	8,318
5.00%, 09/15/35	5	5,047
Suzano Austria GmbH
2.50%, 09/15/28	20	19,142
3.13%, 01/15/32	5	4,537
3.75%, 01/15/31	15	14,305
		59,545
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,899
2.85%, 02/15/52	5	3,216
3.00%, 06/15/27	140	138,871
4.13%, 03/15/49	14	11,517
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,508
5.25%, 03/01/28	5	5,132
NiSource, Inc.
1.70%, 02/15/31	30	26,596
2.95%, 09/01/29	5	4,829
3.49%, 05/15/27	20	19,897
3.95%, 03/30/48	5	3,941
5.00%, 06/15/52	15	13,302
Security	Par (000)	Value
Gas (continued)
5.65%, 02/01/45	$5	$5,040
ONE Gas, Inc.
2.00%, 05/15/30	10	9,228
4.66%, 02/01/44	5	4,570
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	10	6,954
4.65%, 08/01/43	5	4,511
5.05%, 05/15/52	5	4,562
Southern California Gas Co.
5.05%, 09/01/34	5	5,139
Series XX, 2.55%, 02/01/30	50	47,442
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,261
5.88%, 03/15/41	15	15,763
Series 2020-A, 1.75%, 01/15/31	30	26,834
Series 21A, 3.15%, 09/30/51	5	3,313
Southwest Gas Corp.
2.20%, 06/15/30	5	4,617
4.05%, 03/15/32	10	9,788
4.15%, 06/01/49	10	7,985
5.45%, 03/23/28	35	35,961
5.80%, 12/01/27	20	20,589
Spire Missouri, Inc., 3.30%, 06/01/51	10	6,977
Washington Gas Light Co.
3.65%, 09/15/49	5	3,725
Series K, 3.80%, 09/15/46	5	3,985
		471,952
Hand & Machine Tools — 0.0%
Snap-on, Inc., 3.10%, 05/01/50	10	6,899
Stanley Black & Decker, Inc.
2.30%, 03/15/30	11	10,200
2.75%, 11/15/50	15	9,069
4.25%, 11/15/28	5	5,021
6.00%, 03/06/28	20	20,748
		51,937
Health Care - Products — 0.3%
Abbott Laboratories
4.75%, 11/30/36	10	10,083
4.75%, 04/15/43	5	4,756
4.90%, 11/30/46	5	4,739
5.30%, 05/27/40	25	26,004
Agilent Technologies, Inc.
2.10%, 06/04/30	10	9,220
2.30%, 03/12/31	10	9,135
Baxter International, Inc.
1.73%, 04/01/31	15	12,929
2.54%, 02/01/32	5	4,366
3.13%, 12/01/51	20	12,455
3.95%, 04/01/30	5	4,889
Boston Scientific Corp.
2.65%, 06/01/30	15	14,191
4.00%, 03/01/28	5	5,020
4.70%, 03/01/49(a)	17	15,621
Danaher Corp., 2.80%, 12/10/51	15	9,582
DH Europe Finance II SARL
2.60%, 11/15/29	15	14,303
3.25%, 11/15/39	5	4,133
3.40%, 11/15/49	15	10,902
Koninklijke Philips NV
5.00%, 03/15/42	5	4,745
Schedule of Investments
16

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
6.88%, 03/11/38	$10	$11,401
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	5,047
Medtronic, Inc., 4.38%, 03/15/35	20	19,781
Revvity, Inc.
1.90%, 09/15/28	10	9,470
2.55%, 03/15/31	5	4,574
3.30%, 09/15/29	10	9,697
Smith & Nephew PLC, 5.40%, 03/20/34	5	5,204
Solventum Corp.
5.40%, 03/01/29	10	10,373
5.60%, 03/23/34	20	20,895
5.90%, 04/30/54	10	9,998
Stryker Corp.
2.90%, 06/15/50	10	6,636
4.10%, 04/01/43	10	8,630
4.38%, 05/15/44	5	4,410
4.63%, 03/15/46	10	9,031
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	5	4,493
2.60%, 10/01/29	22	21,064
2.80%, 10/15/41	10	7,506
4.10%, 08/15/47	15	12,669
4.80%, 11/21/27	5	5,085
4.98%, 08/10/30	5	5,194
5.40%, 08/10/43	5	5,104
		373,335
Health Care - Services — 1.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	5	3,207
Adventist Health System/West
3.63%, 03/01/49	5	3,515
5.76%, 12/01/34	5	5,274
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,631
Aetna, Inc.
4.50%, 05/15/42	10	8,725
6.63%, 06/15/36	15	16,704
6.75%, 12/15/37	10	11,153
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	5	3,225
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,926
Ascension Health
4.85%, 11/15/53	5	4,628
Series B, 3.11%, 11/15/39	15	12,249
Banner Health
1.90%, 01/01/31	5	4,535
2.91%, 01/01/51	15	10,075
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,727
Baylor Scott & White Holdings
3.97%, 11/15/46	10	8,385
4.19%, 11/15/45	5	4,361
Series 2021, 2.84%, 11/15/50	5	3,289
Centene Corp.
2.45%, 07/15/28	20	18,860
2.50%, 03/01/31	5	4,338
2.63%, 08/01/31	10	8,672
3.00%, 10/15/30	20	18,022
4.25%, 12/15/27	10	9,939
4.63%, 12/15/29	25	24,388
Children's Health System of Texas, 2.51%, 08/15/50	5	3,074
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,471
Security	Par (000)	Value
Health Care - Services (continued)
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	$10	$6,462
Cigna Group(The)
3.40%, 03/01/27	5	4,977
3.40%, 03/15/50	15	10,629
4.38%, 10/15/28	40	40,395
4.80%, 08/15/38	25	24,207
4.80%, 07/15/46	25	22,428
5.25%, 02/15/34	25	25,901
5.25%, 01/15/36	25	25,666
City of Hope, Series 2018, 4.38%, 08/15/48	5	4,248
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,743
Dignity Health, 5.27%, 11/01/64	5	4,664
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	5	4,138
Elevance Health, Inc.
2.25%, 05/15/30	5	4,629
2.88%, 09/15/29	30	28,826
3.65%, 12/01/27	40	39,845
4.10%, 03/01/28	25	25,056
4.10%, 05/15/32	5	4,907
4.38%, 12/01/47	15	12,526
4.55%, 03/01/48	5	4,307
4.75%, 02/15/33	15	15,161
5.13%, 02/15/53	5	4,545
5.38%, 06/15/34	15	15,604
5.70%, 02/15/55	15	14,728
5.85%, 11/01/64	10	9,854
6.10%, 10/15/52	5	5,190
6.38%, 06/15/37	25	27,723
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	10	8,468
Series 2020, 2.68%, 09/01/41	5	3,726
HCA, Inc.
3.50%, 07/15/51	20	13,802
3.63%, 03/15/32	20	19,034
4.38%, 03/15/42	16	13,874
4.63%, 03/15/52	5	4,147
5.13%, 06/15/39	15	14,609
5.20%, 06/01/28	10	10,247
5.25%, 06/15/49	25	22,832
5.50%, 06/15/47	5	4,764
5.88%, 02/01/29	10	10,415
6.00%, 04/01/54	15	15,015
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	10	7,906
Humana, Inc.
3.13%, 08/15/29	15	14,425
5.38%, 04/15/31	20	20,611
5.55%, 05/01/35	25	25,459
5.75%, 03/01/28	25	25,680
5.75%, 12/01/28	5	5,177
5.88%, 03/01/33	5	5,233
5.95%, 03/15/34	15	15,723
Indiana University Health, Inc. Obligated Group, 3.97%, 11/01/48	5	4,140
Inova Health System Foundation, 4.07%, 05/15/52	5	4,072
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	5	3,802
IQVIA, Inc., 6.25%, 02/01/29	5	5,255
17
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Kaiser Foundation Hospitals
4.15%, 05/01/47	$15	$12,836
4.88%, 04/01/42	10	9,749
Series 2019, 3.27%, 11/01/49	5	3,627
Series 2021, 2.81%, 06/01/41	17	12,970
Laboratory Corp. of America Holdings
2.70%, 06/01/31	15	13,881
2.95%, 12/01/29	15	14,424
Mass General Brigham, Inc., Series 2017, 3.77%, 07/01/48	15	11,962
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,151
Series 2016, 4.13%, 11/15/52	10	8,370
Series 2021, 3.20%, 11/15/61	5	3,318
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,181
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	7,244
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	15	13,443
Northwell Healthcare, Inc.
3.81%, 11/01/49	5	3,854
3.98%, 11/01/46	15	12,224
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,174
Novant Health, Inc.
2.64%, 11/01/36	10	8,220
3.17%, 11/01/51	5	3,425
3.32%, 11/01/61	10	6,630
OhioHealth Corp., 2.83%, 11/15/41	10	7,639
Orlando Health Obligated Group
3.33%, 10/01/50	10	7,404
4.09%, 10/01/48	10	8,412
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,497
Piedmont Healthcare, Inc.
2.04%, 01/01/32	10	8,907
Series 2042, 2.72%, 01/01/42	10	7,336
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,600
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	10	9,478
Series 21A, 2.70%, 10/01/51	10	6,127
Series A, 3.93%, 10/01/48	5	3,987
Series I, 3.74%, 10/01/47	5	3,896
Queen's Health Systems (The), 4.81%, 07/01/52	5	4,587
Quest Diagnostics, Inc.
2.80%, 06/30/31	15	13,978
2.95%, 06/30/30	15	14,304
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,183
Stanford Health Care
3.03%, 08/15/51	10	6,818
Series 2018, 3.80%, 11/15/48	5	4,004
Sutter Health, Series 20A, 3.36%, 08/15/50	25	18,234
Texas Health Resources, 2.33%, 11/15/50	10	5,880
Toledo Hospital (The), 5.75%, 11/15/38	5	5,056
Trinity Health Corp.
4.13%, 12/01/45	5	4,303
Series 2021, 2.63%, 12/01/40	5	3,763
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,799
UnitedHealth Group, Inc.
3.70%, 05/15/27	5	4,994
2.00%, 05/15/30	5	4,617
Security	Par (000)	Value
Health Care - Services (continued)
2.30%, 05/15/31	$5	$4,561
2.90%, 05/15/50	20	12,956
2.95%, 10/15/27	25	24,707
3.13%, 05/15/60	5	3,077
3.25%, 05/15/51	20	13,633
3.50%, 08/15/39	20	16,795
3.70%, 08/15/49	20	14,988
3.75%, 10/15/47	10	7,694
3.88%, 12/15/28	10	10,005
3.95%, 10/15/42	10	8,372
4.20%, 05/15/32	5	4,977
4.25%, 01/15/29	5	5,052
4.38%, 03/15/42	20	17,859
4.50%, 04/15/33	15	14,973
4.63%, 07/15/35	25	24,851
4.75%, 07/15/45	19	17,181
4.75%, 05/15/52	20	17,393
5.15%, 07/15/34	35	36,149
5.30%, 06/15/35(a)	20	20,858
5.35%, 02/15/33	45	47,238
5.63%, 07/15/54	25	24,621
5.70%, 10/15/40	10	10,462
5.95%, 02/15/41	15	15,927
6.05%, 02/15/63	10	10,280
6.88%, 02/15/38	38	44,129
Universal Health Services, Inc., 2.65%, 10/15/30	10	9,186
UPMC, 5.38%, 05/15/43	5	5,013
WakeMed, Series A, 3.29%, 10/01/52	5	3,566
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	10	8,971
Series 2021, 3.07%, 03/01/51	5	3,257
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	10	6,105
		1,668,470
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC, 6.55%, 03/15/32	15	15,331
Ares Capital Corp.
2.88%, 06/15/28	5	4,770
3.20%, 11/15/31	5	4,400
5.50%, 09/01/30	5	4,947
5.80%, 03/08/32	10	9,960
Ares Strategic Income Fund
5.45%, 09/09/28(d)	5	4,999
5.80%, 09/09/30(d)	5	4,981
6.20%, 03/21/32	15	15,064
Blackstone Private Credit Fund
3.25%, 03/15/27	10	9,861
6.00%, 01/29/32	20	19,818
6.00%, 11/22/34	15	14,523
Blackstone Secured Lending Fund, 2.13%, 02/15/27	10	9,746
Blue Owl Capital Corp., 2.88%, 06/11/28	5	4,681
Blue Owl Credit Income Corp.
6.65%, 03/15/31	15	15,079
7.75%, 09/16/27	5	5,099
FS KKR Capital Corp., 6.13%, 01/15/30(a)	5	4,792
Golub Capital BDC, Inc., 2.05%, 02/15/27	5	4,862
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	15	15,502
Sixth Street Lending Partners, 5.75%, 01/15/30	15	15,048
Schedule of Investments
18

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/28	$5	$5,145
		188,608
Home Builders — 0.1%
DR Horton, Inc., 1.40%, 10/15/27	10	9,625
Lennar Corp., 4.75%, 11/29/27	15	15,134
PulteGroup, Inc.
6.38%, 05/15/33(a)	5	5,564
7.88%, 06/15/32	5	5,902
Sekisui House U.S., Inc.
2.50%, 01/15/31	5	4,506
6.00%, 01/15/43	15	14,303
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,949
4.35%, 02/15/28	10	10,061
4.88%, 03/15/27	5	5,030
		75,074
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	5	4,939
4.40%, 03/15/29	40	39,842
		44,781
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,102
Clorox Co.(The)
1.80%, 05/15/30	15	13,658
3.10%, 10/01/27	25	24,717
3.90%, 05/15/28	5	5,004
4.60%, 05/01/32	5	5,073
Kimberly-Clark Corp.
1.05%, 09/15/27	25	24,051
3.10%, 03/26/30	10	9,694
3.20%, 04/25/29	15	14,741
3.90%, 05/04/47	20	16,253
4.50%, 02/16/33	5	5,110
6.63%, 08/01/37	10	11,638
		135,041
Insurance — 1.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,977
Aflac, Inc., 3.60%, 04/01/30	25	24,631
Alleghany Corp.
3.63%, 05/15/30	20	19,751
4.90%, 09/15/44	5	4,675
Allstate Corp.(The)
3.85%, 08/10/49	10	7,694
4.20%, 12/15/46	5	4,140
4.50%, 06/15/43	5	4,415
5.95%, 04/01/36	15	16,261
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(b)	5	5,254
American International Group, Inc.
3.40%, 06/30/30	5	4,870
3.88%, 01/15/35	10	9,360
4.20%, 04/01/28(a)	10	10,035
American National Group, Inc., 5.00%, 06/15/27	5	5,027
Aon Corp.
2.80%, 05/15/30	5	4,742
3.75%, 05/02/29	4	3,967
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	10	7,435
5.35%, 02/28/33	5	5,223
Aon Global Ltd., 4.75%, 05/15/45	5	4,437
Security	Par (000)	Value
Insurance (continued)
Aon North America, Inc.
5.15%, 03/01/29	$25	$25,778
5.45%, 03/01/34	25	26,097
5.75%, 03/01/54	10	9,898
Arch Capital Group Ltd.
3.64%, 06/30/50	15	11,115
7.35%, 05/01/34	5	5,861
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	25,927
Assurant, Inc.
3.70%, 02/22/30	10	9,785
4.90%, 03/27/28	5	5,065
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	15	14,153
6.13%, 09/15/28	5	5,237
Athene Holding Ltd.
3.45%, 05/15/52	10	6,116
3.95%, 05/25/51	5	3,433
4.13%, 01/12/28	44	43,788
6.25%, 04/01/54	5	4,666
6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	20	19,265
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,972
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,981
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	9,025
2.50%, 01/15/51	5	3,017
2.88%, 03/15/32	15	14,121
3.85%, 03/15/52	25	19,404
4.20%, 08/15/48	20	16,837
5.75%, 01/15/40	25	27,504
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	10	10,096
Brown & Brown, Inc.
2.38%, 03/15/31	10	8,986
4.50%, 03/15/29	10	10,055
4.95%, 03/17/52	10	8,537
Chubb INA Holdings LLC
3.05%, 12/15/61	15	9,414
4.35%, 11/03/45	15	13,176
CNA Financial Corp., 3.90%, 05/01/29	25	24,816
CNO Financial Group, Inc., 5.25%, 05/30/29	10	10,166
Corebridge Financial, Inc.
3.65%, 04/05/27	30	29,844
3.90%, 04/05/32	15	14,247
4.35%, 04/05/42	5	4,292
4.40%, 04/05/52(a)	5	3,974
6.88%, 12/15/52, (5-year CMT + 3.85%)(b)	15	15,368
Enstar Group Ltd.
3.10%, 09/01/31	5	4,499
4.95%, 06/01/29	15	15,214
Equitable Holdings, Inc.
4.35%, 04/20/28	17	17,077
5.00%, 04/20/48	6	5,338
5.59%, 01/11/33	5	5,203
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	10	6,339
4.87%, 06/01/44	5	4,450
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	15,173
4.85%, 04/17/28	20	20,311
6.00%, 12/07/33	25	26,701
Fidelity National Financial, Inc.
3.20%, 09/17/51	25	15,796
19
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 08/15/28	$20	$20,143
First American Financial Corp., 2.40%, 08/15/31	15	13,223
Globe Life, Inc.
2.15%, 08/15/30	5	4,570
4.80%, 06/15/32	15	15,108
Hanover Insurance Group, Inc.(The)
2.90%, 09/15/51	15	9,759
5.95%, 10/15/36	5	5,417
Jackson Financial, Inc.
3.13%, 11/23/31	5	4,563
4.00%, 11/23/51	5	3,398
5.67%, 06/08/32	5	5,130
Kemper Corp.
2.40%, 09/30/30	15	13,203
3.80%, 02/23/32	25	22,963
Lincoln National Corp.
3.40%, 01/15/31	15	14,117
5.85%, 03/15/34	5	5,174
Markel Group, Inc.
3.35%, 09/17/29	15	14,590
3.45%, 05/07/52	5	3,454
3.50%, 11/01/27	10	9,916
4.15%, 09/17/50	10	7,866
5.00%, 04/05/46	5	4,584
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	25	22,947
4.20%, 03/01/48	15	12,335
4.38%, 03/15/29	30	30,312
4.55%, 11/08/27	20	20,186
4.75%, 03/15/39	10	9,667
4.90%, 03/15/49	5	4,524
5.40%, 09/15/33	25	26,349
5.45%, 03/15/53	10	9,630
5.75%, 11/01/32	5	5,355
5.88%, 08/01/33	10	10,884
MetLife, Inc.
4.60%, 05/13/46	10	8,874
4.88%, 11/13/43	10	9,260
5.25%, 01/15/54	10	9,418
5.38%, 07/15/33	20	21,048
5.70%, 06/15/35	20	21,341
6.38%, 06/15/34	5	5,575
6.40%, 12/15/66	15	15,717
Old Republic International Corp., 5.75%, 03/28/34	5	5,242
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,695
Primerica, Inc., 2.80%, 11/19/31	5	4,572
Principal Financial Group, Inc.
2.13%, 06/15/30	5	4,579
3.70%, 05/15/29	10	9,893
4.30%, 11/15/46	5	4,231
5.38%, 03/15/33	5	5,235
Progressive Corp.(The)
3.00%, 03/15/32	5	4,639
3.70%, 01/26/45	5	3,962
3.95%, 03/26/50	5	3,930
4.00%, 03/01/29	20	20,100
4.13%, 04/15/47	5	4,145
4.35%, 04/25/44	5	4,367
Prudential Financial, Inc.
3.70%, 03/13/51	10	7,304
3.88%, 03/27/28	50	50,036
Security	Par (000)	Value
Insurance (continued)
3.91%, 12/07/47	$10	$7,820
4.35%, 02/25/50	10	8,155
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	10	9,864
5.70%, 12/14/36	5	5,291
6.00%, 09/01/52, (5-year CMT + 3.23%)(b)	10	10,359
6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	20	21,082
6.75%, 03/01/53, (5-year CMT + 2.85%)(b)	5	5,359
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	14,479
Reinsurance Group of America, Inc., 5.75%, 09/15/34	20	20,908
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	20	19,820
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,915
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,521
Travelers Companies, Inc.(The)
3.05%, 06/08/51	15	10,056
3.75%, 05/15/46	5	3,976
4.10%, 03/04/49	5	4,132
4.60%, 08/01/43	5	4,613
5.45%, 05/25/53	5	4,943
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,325
Unum Group
4.50%, 12/15/49	5	3,926
5.75%, 08/15/42	5	4,962
W R Berkley Corp.
3.15%, 09/30/61	5	3,075
4.00%, 05/12/50	5	3,965
Willis North America, Inc.
2.95%, 09/15/29	20	19,134
4.65%, 06/15/27	5	5,032
5.05%, 09/15/48	10	9,039
5.35%, 05/15/33	20	20,602
		1,581,894
Internet — 0.8%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	200	198,719
Alphabet, Inc.
1.90%, 08/15/40	30	20,712
2.25%, 08/15/60(a)	25	13,126
4.00%, 05/15/30	25	25,173
4.70%, 11/15/35	25	25,308
4.80%, 02/15/36	75	76,220
5.70%, 11/15/75	50	49,969
Amazon.com, Inc.
1.50%, 06/03/30	10	9,065
2.50%, 06/03/50	25	15,135
2.70%, 06/03/60	10	5,651
2.88%, 05/12/41	30	23,018
3.15%, 08/22/27	33	32,819
3.30%, 04/13/27	10	9,966
3.88%, 08/22/37	40	37,110
3.95%, 04/13/52	20	15,790
4.05%, 08/22/47	40	33,048
4.25%, 08/22/57	15	12,095
4.70%, 12/01/32	30	31,019
4.80%, 12/05/34	20	20,728
AppLovin Corp.
5.13%, 12/01/29	25	25,533
5.95%, 12/01/54	5	4,791
eBay, Inc.
3.60%, 06/05/27	15	14,943
3.65%, 05/10/51	15	11,147
4.00%, 07/15/42	20	16,695
5.95%, 11/22/27	10	10,324
Schedule of Investments
20

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
6.30%, 11/22/32	$10	$10,986
Expedia Group, Inc.
2.95%, 03/15/31	10	9,296
3.25%, 02/15/30	10	9,595
4.63%, 08/01/27	10	10,067
Meta Platforms, Inc.
3.50%, 08/15/27	15	14,988
4.45%, 08/15/52	25	20,511
4.60%, 05/15/28	15	15,297
4.60%, 11/15/32	60	61,002
4.65%, 08/15/62	20	16,224
4.75%, 08/15/34	50	50,798
4.88%, 11/15/35	5	5,046
5.55%, 08/15/64	10	9,416
5.60%, 05/15/53	20	19,453
5.63%, 11/15/55	5	4,894
5.75%, 05/15/63	10	9,720
5.75%, 11/15/65	50	48,675
Netflix, Inc., 4.88%, 04/15/28	5	5,111
Uber Technologies, Inc.
4.80%, 09/15/34	5	5,013
5.35%, 09/15/54	5	4,768
VeriSign, Inc., 4.75%, 07/15/27	35	35,006
		1,103,970
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	10	10,391
6.75%, 03/01/41	10	11,147
6.80%, 11/29/32	20	22,680
Nucor Corp.
2.98%, 12/15/55	18	11,475
3.13%, 04/01/32	20	18,789
3.85%, 04/01/52	15	11,619
Steel Dynamics, Inc.
3.25%, 01/15/31	25	23,922
3.45%, 04/15/30	5	4,863
Vale Overseas Ltd.
3.75%, 07/08/30	22	21,323
6.13%, 06/12/33	20	21,534
		157,743
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	5	4,444
4.40%, 09/15/32	5	4,859
		9,303
Lodging — 0.1%
Choice Hotels International, Inc., 3.70%, 01/15/31	5	4,817
Hyatt Hotels Corp.
4.38%, 09/15/28	10	10,055
5.75%, 04/23/30	5	5,253
Las Vegas Sands Corp.
6.00%, 08/15/29	25	26,155
6.20%, 08/15/34	5	5,280
Marriott International, Inc./MD
5.30%, 05/15/34	25	25,955
Series FF, 4.63%, 06/15/30	10	10,184
Series GG, 3.50%, 10/15/32	20	18,866
Series HH, 2.85%, 04/15/31	5	4,680
Series X, 4.00%, 04/15/28	15	15,030
		126,275
Security	Par (000)	Value
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	$20	$21,143
Caterpillar, Inc.
3.25%, 04/09/50	5	3,636
6.05%, 08/15/36	28	31,614
CNH Industrial NV, 3.85%, 11/15/27	25	24,944
Deere & Co.
3.90%, 06/09/42	15	13,161
5.38%, 10/16/29	5	5,270
Dover Corp., 2.95%, 11/04/29	5	4,818
Flowserve Corp., 2.80%, 01/15/32	10	9,096
Ingersoll Rand, Inc.
5.40%, 08/14/28	5	5,167
5.70%, 08/14/33	10	10,684
John Deere Capital Corp.
1.75%, 03/09/27	15	14,711
3.05%, 01/06/28	15	14,844
3.90%, 06/07/32	5	4,955
4.70%, 06/10/30	5	5,156
nVent Finance SARL, 5.65%, 05/15/33	15	15,828
Otis Worldwide Corp.
3.36%, 02/15/50(a)	15	10,767
5.25%, 08/16/28	5	5,157
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,369
6.30%, 02/15/30	10	10,682
6.40%, 04/15/33	10	10,889
Rockwell Automation, Inc.
1.75%, 08/15/31	10	8,857
2.80%, 08/15/61	5	2,923
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	20	20,312
5.61%, 03/11/34	5	5,304
Xylem, Inc.
1.95%, 01/30/28	25	24,132
2.25%, 01/30/31(a)	10	9,143
4.38%, 11/01/46	10	8,744
		312,306
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	20	18,987
3.05%, 04/15/30	5	4,814
3.25%, 08/26/49	5	3,491
3.38%, 03/01/29	15	14,774
3.63%, 10/15/47	5	3,808
3.70%, 04/15/50	10	7,520
4.00%, 09/14/48	5	4,016
Eaton Corp.
3.92%, 09/15/47	10	8,315
4.15%, 03/15/33	20	19,930
4.35%, 05/18/28	5	5,062
4.70%, 08/23/52	10	9,118
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,934
4.10%, 03/01/47	15	12,694
4.20%, 11/21/34	10	9,870
4.45%, 11/21/44	5	4,484
4.50%, 09/15/29	5	5,090
Pentair Finance SARL
4.50%, 07/01/29	10	10,094
5.90%, 07/15/32	5	5,359
21
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Teledyne Technologies, Inc.
2.25%, 04/01/28	$30	$29,021
2.75%, 04/01/31	15	14,019
Textron, Inc., 2.45%, 03/15/31	17	15,581
		218,981
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,719
2.30%, 02/01/32(a)	5	4,363
2.80%, 04/01/31	15	13,637
3.50%, 06/01/41	15	10,811
3.75%, 02/15/28	10	9,910
3.85%, 04/01/61	5	3,021
3.90%, 06/01/52	20	13,138
3.95%, 06/30/62	15	9,168
4.20%, 03/15/28	5	4,994
4.80%, 03/01/50	25	19,061
5.05%, 03/30/29	10	10,152
5.13%, 07/01/49	15	11,920
5.25%, 04/01/53(a)	10	8,078
5.38%, 05/01/47	15	12,520
5.75%, 04/01/48	20	17,365
5.85%, 12/01/35	5	5,031
6.48%, 10/23/45	25	23,779
6.55%, 06/01/34	35	37,206
Comcast Corp.
1.50%, 02/15/31	10	8,825
1.95%, 01/15/31	15	13,558
2.45%, 08/15/52	10	5,436
2.65%, 02/01/30	25	23,780
2.65%, 08/15/62	30	15,559
2.80%, 01/15/51	10	5,949
2.89%, 11/01/51	45	27,168
2.94%, 11/01/56(a)	40	23,307
2.99%, 11/01/63	46	25,570
3.40%, 04/01/30	20	19,554
3.40%, 07/15/46	5	3,568
3.45%, 02/01/50	10	6,858
3.75%, 04/01/40	15	12,644
3.90%, 03/01/38	35	31,094
4.00%, 11/01/49	15	11,350
4.15%, 10/15/28	25	25,186
4.20%, 08/15/34	5	4,847
4.25%, 10/15/30	10	10,084
4.25%, 01/15/33	10	9,898
4.40%, 08/15/35	20	19,397
4.65%, 07/15/42	20	17,950
4.75%, 03/01/44	10	8,937
4.80%, 05/15/33	20	20,402
4.95%, 05/15/32	20	20,677
5.17%, 01/15/37(d)	74	74,522
5.30%, 05/15/35(a)	5	5,230
5.50%, 11/15/32	5	5,336
5.65%, 06/15/35	5	5,325
6.50%, 11/15/35	5	5,638
FactSet Research Systems, Inc., 2.90%, 03/01/27	10	9,862
Fox Corp., 5.58%, 01/25/49	10	9,473
Paramount Global
3.70%, 06/01/28	5	4,851
4.20%, 05/19/32	5	4,403
Security	Par (000)	Value
Media (continued)
4.38%, 03/15/43	$10	$6,272
4.60%, 01/15/45	5	3,151
4.90%, 08/15/44	5	3,212
4.95%, 01/15/31	5	4,677
5.50%, 05/15/33	5	4,505
5.85%, 09/01/43	5	3,703
5.90%, 10/15/40	5	4,090
6.88%, 04/30/36	10	9,084
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,856
Time Warner Cable LLC
4.50%, 09/15/42	15	11,844
5.50%, 09/01/41	10	8,958
6.55%, 05/01/37	20	20,608
6.75%, 06/15/39	20	20,508
7.30%, 07/01/38	10	10,829
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	10	8,236
4.13%, 06/01/44	15	12,797
Walt Disney Co.(The)
2.20%, 01/13/28	15	14,640
2.65%, 01/13/31	20	18,938
2.75%, 09/01/49	5	3,216
3.80%, 05/13/60	20	14,769
4.70%, 03/23/50	20	18,015
4.75%, 09/15/44	5	4,638
5.40%, 10/01/43	10	10,193
6.20%, 12/15/34	5	5,654
6.40%, 12/15/35	5	5,683
6.65%, 11/15/37	40	46,149
		995,336
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,470
Timken Co. (The), 4.13%, 04/01/32	35	34,095
		38,565
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,390
5.75%, 05/01/43	10	10,368
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5	5,355
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10	8,810
4.75%, 02/28/28	5	5,093
4.90%, 02/28/33	5	5,144
5.25%, 09/08/30	25	26,230
5.25%, 09/08/33	25	26,213
5.50%, 09/08/53	5	5,039
Freeport-McMoRan, Inc.
4.13%, 03/01/28	10	9,992
4.38%, 08/01/28	20	20,026
5.25%, 09/01/29	10	10,151
5.40%, 11/14/34	10	10,445
5.45%, 03/15/43	15	14,833
Newmont Corp.
2.25%, 10/01/30	27	25,032
2.60%, 07/15/32	5	4,589
4.88%, 03/15/42	2	1,942
5.45%, 06/09/44	5	5,070
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,731
Schedule of Investments
22

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	$5	$5,388
6.13%, 12/15/33	10	11,034
7.25%, 03/15/31	10	11,435
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,562
5.13%, 03/09/53	5	4,741
Southern Copper Corp., 5.25%, 11/08/42	10	9,772
Yamana Gold, Inc., 2.63%, 08/15/31	10	9,147
		281,532
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	10	9,658
3.28%, 12/01/28	5	4,878
5.55%, 08/22/34	20	20,137
		34,673
Oil & Gas — 1.2%
APA Corp., 5.35%, 07/01/49	10	8,681
BP Capital Markets America, Inc.
1.75%, 08/10/30	5	4,546
2.72%, 01/12/32	15	13,871
2.77%, 11/10/50	25	15,876
2.94%, 06/04/51	5	3,270
3.00%, 02/24/50	20	13,375
3.06%, 06/17/41	20	15,608
3.38%, 02/08/61	30	20,084
3.63%, 04/06/30	25	24,732
3.94%, 09/21/28	5	5,017
4.23%, 11/06/28	45	45,461
BP Capital Markets PLC, 3.28%, 09/19/27	50	49,711
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,595
4.95%, 06/01/47	25	22,727
Cenovus Energy, Inc.
2.65%, 01/15/32	10	9,078
3.75%, 02/15/52	10	7,249
4.65%, 03/20/31	5	5,061
5.40%, 06/15/47	8	7,545
Chevron Corp.
2.00%, 05/11/27	10	9,814
2.24%, 05/11/30	30	28,155
3.08%, 05/11/50	45	31,496
Chevron USA, Inc.
1.02%, 08/12/27	20	19,281
3.25%, 10/15/29	9	8,860
3.85%, 01/15/28	5	5,020
4.98%, 04/15/35	5	5,189
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	15	16,890
ConocoPhillips Co.
3.80%, 03/15/52	25	18,912
4.03%, 03/15/62	15	11,140
5.00%, 01/15/35	5	5,141
5.30%, 05/15/53	5	4,744
5.50%, 01/15/55	10	9,810
5.55%, 03/15/54	5	4,925
5.70%, 09/15/63	15	14,926
5.90%, 10/15/32	20	21,966
6.95%, 04/15/29	5	5,452
Continental Resources, Inc./OK, 4.90%, 06/01/44	10	8,239
Security	Par (000)	Value
Oil & Gas (continued)
Coterra Energy, Inc.
3.90%, 05/15/27	$10	$9,986
4.38%, 03/15/29	15	15,159
Devon Energy Corp.
4.50%, 01/15/30	15	15,141
4.75%, 05/15/42	5	4,529
5.00%, 06/15/45	20	18,186
5.20%, 09/15/34(a)	5	5,127
5.60%, 07/15/41	15	15,029
5.88%, 06/15/28	5	5,004
Diamondback Energy, Inc.
3.13%, 03/24/31	10	9,485
3.50%, 12/01/29	10	9,785
4.40%, 03/24/51(a)	10	8,264
5.40%, 04/18/34	25	25,999
5.90%, 04/18/64	15	14,696
6.25%, 03/15/33	5	5,463
EOG Resources, Inc.
3.90%, 04/01/35	5	4,720
4.38%, 04/15/30	10	10,139
4.95%, 04/15/50	15	13,631
EQT Corp.
3.90%, 10/01/27	20	19,960
5.00%, 01/15/29	5	5,096
7.00%, 02/01/30	5	5,472
Equinor ASA
2.38%, 05/22/30	10	9,393
3.13%, 04/06/30	15	14,546
3.25%, 11/18/49	20	14,293
3.70%, 04/06/50	30	23,186
Exxon Mobil Corp.
2.44%, 08/16/29	25	24,064
2.61%, 10/15/30	25	23,710
3.10%, 08/16/49	25	17,505
3.45%, 04/15/51	39	28,656
3.48%, 03/19/30	10	9,870
4.11%, 03/01/46	15	12,791
4.23%, 03/19/40	20	18,634
4.33%, 03/19/50	20	17,143
Helmerich & Payne, Inc.
2.90%, 09/29/31	10	9,162
4.85%, 12/01/29(a)	5	5,091
Hess Corp.
5.60%, 02/15/41	15	15,766
5.80%, 04/01/47	10	10,472
7.30%, 08/15/31	15	17,323
HF Sinclair Corp., 4.50%, 10/01/30	5	4,979
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,415
5.00%, 09/15/54(a)	5	4,318
6.50%, 03/01/41	15	16,395
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,878
4.40%, 04/15/46	15	12,278
6.13%, 01/01/31	5	5,378
6.20%, 03/15/40	5	5,222
6.60%, 03/15/46	10	10,631
7.50%, 05/01/31	5	5,697
7.95%, 06/15/39	10	12,074
Ovintiv, Inc.
5.65%, 05/15/28	15	15,539
23
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 07/15/33	$5	$5,393
6.50%, 08/15/34	5	5,481
6.50%, 02/01/38	10	10,812
Phillips 66
2.15%, 12/15/30	11	10,037
3.30%, 03/15/52	5	3,356
3.90%, 03/15/28	15	14,984
4.65%, 11/15/34	10	9,923
5.88%, 05/01/42	15	15,426
Phillips 66 Co.
4.68%, 02/15/45	5	4,366
4.95%, 12/01/27	25	25,423
5.25%, 06/15/31	5	5,224
5.30%, 06/30/33	15	15,586
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	25	25,328
Pioneer Natural Resources Co., 1.90%, 08/15/30	30	27,515
Shell Finance U.S., Inc.
2.38%, 11/07/29	10	9,508
2.75%, 04/06/30	20	19,121
3.00%, 11/26/51(d)	15	9,923
3.13%, 11/07/49(d)	5	3,453
3.25%, 04/06/50	20	14,096
3.75%, 09/12/46	30	23,804
3.88%, 11/13/28(d)	8	8,038
4.75%, 01/06/36	5	5,058
5.50%, 03/25/40(d)	10	10,421
6.38%, 12/15/38(d)	10	11,340
Shell International Finance BV, 2.75%, 04/06/30	5	4,781
Suncor Energy, Inc., 4.00%, 11/15/47	25	19,574
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,664
2.99%, 06/29/41	10	7,716
3.13%, 05/29/50	50	34,298
3.39%, 06/29/60	5	3,323
3.46%, 02/19/29	20	19,833
3.46%, 07/12/49	15	11,044
TotalEnergies Capital SA, 3.88%, 10/11/28	15	15,077
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	5	5,043
Valero Energy Corp.
2.15%, 09/15/27	15	14,602
2.80%, 12/01/31	25	23,106
3.65%, 12/01/51	25	17,810
6.63%, 06/15/37	5	5,613
		1,588,827
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,918
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	5	4,959
4.08%, 12/15/47	25	20,305
Halliburton Co.
2.92%, 03/01/30	20	19,161
4.75%, 08/01/43	5	4,540
4.85%, 11/15/35	10	9,997
NOV, Inc., 3.60%, 12/01/29	10	9,805
		83,685
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	10	10,609
Amcor Flexibles North America, Inc., 2.69%, 05/25/31	20	18,477
AptarGroup, Inc., 3.60%, 03/15/32	20	19,081
Security	Par (000)	Value
Packaging & Containers (continued)
Packaging Corp. of America
3.00%, 12/15/29	$15	$14,453
3.05%, 10/01/51	20	13,233
3.40%, 12/15/27	10	9,918
Sonoco Products Co.
2.85%, 02/01/32	15	13,761
3.13%, 05/01/30	5	4,776
WRKCo, Inc.
3.00%, 06/15/33	10	9,024
4.00%, 03/15/28	5	5,007
		118,339
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/29	30	29,302
4.05%, 11/21/39	30	27,141
4.25%, 11/14/28	20	20,240
4.40%, 11/06/42	25	22,654
4.45%, 05/14/46	20	17,724
4.55%, 03/15/35	15	14,928
4.63%, 10/01/42	10	9,342
4.70%, 05/14/45	25	22,914
4.75%, 03/15/45	15	13,909
4.85%, 06/15/44	10	9,403
4.88%, 11/14/48	15	13,843
5.05%, 03/15/34	10	10,380
5.20%, 03/15/35	10	10,417
5.40%, 03/15/54	25	24,548
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,582
4.88%, 03/03/33	5	5,197
4.90%, 03/03/30	5	5,177
AstraZeneca PLC
1.38%, 08/06/30	15	13,458
3.13%, 06/12/27	5	4,970
4.00%, 01/17/29	20	20,134
4.00%, 09/18/42	30	26,149
6.45%, 09/15/37	30	34,366
Becton Dickinson & Co.
1.96%, 02/11/31	20	17,986
3.70%, 06/06/27	20	19,932
3.79%, 05/20/50	10	7,700
4.69%, 02/13/28	5	5,065
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	14,391
1.45%, 11/13/30	5	4,467
2.55%, 11/13/50	30	18,094
2.95%, 03/15/32	5	4,671
3.55%, 03/15/42	30	24,636
3.70%, 03/15/52	25	18,651
3.90%, 03/15/62	5	3,674
4.13%, 06/15/39	15	13,795
4.25%, 10/26/49	35	29,105
4.35%, 11/15/47	25	21,408
4.63%, 05/15/44	20	18,281
5.90%, 11/15/33	8	8,777
Cardinal Health, Inc.
4.37%, 06/15/47	5	4,221
4.50%, 11/15/44	5	4,361
4.60%, 03/15/43	5	4,491
4.90%, 09/15/45	5	4,579
Schedule of Investments
24

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc.
2.70%, 03/15/31	$10	$9,321
4.30%, 12/15/47	10	8,608
CVS Health Corp.
1.30%, 08/21/27	40	38,515
3.25%, 08/15/29	5	4,862
3.75%, 04/01/30	5	4,920
4.13%, 04/01/40	20	17,369
5.05%, 03/25/48	60	53,483
5.13%, 02/21/30	5	5,155
5.13%, 07/20/45	35	31,996
5.25%, 02/21/33	20	20,746
5.45%, 09/15/35	10	10,310
5.63%, 02/21/53	15	14,275
5.70%, 06/01/34	20	21,092
6.00%, 06/01/63	5	4,886
Eli Lilly & Co.
2.25%, 05/15/50	35	20,454
3.70%, 03/01/45	10	8,123
4.15%, 03/15/59	5	4,023
4.70%, 02/27/33	5	5,144
4.70%, 02/09/34	40	41,008
4.88%, 02/27/53	5	4,603
4.95%, 02/27/63	10	9,083
5.50%, 03/15/27	50	50,968
5.55%, 03/15/37	15	16,270
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,861
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	5	5,022
4.20%, 03/18/43	10	8,965
6.38%, 05/15/38	5	5,703
Johnson & Johnson
0.95%, 09/01/27	40	38,519
1.30%, 09/01/30	15	13,539
2.45%, 09/01/60	5	2,797
2.90%, 01/15/28	20	19,798
2.95%, 03/03/27	5	4,971
3.40%, 01/15/38	10	8,915
3.55%, 03/01/36	5	4,658
3.63%, 03/03/37	15	13,811
3.70%, 03/01/46	30	24,640
4.38%, 12/05/33	10	10,183
5.85%, 07/15/38	10	11,136
5.95%, 08/15/37	10	11,219
6.95%, 09/01/29	5	5,534
McKesson Corp., 5.10%, 07/15/33	10	10,440
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	9,103
Merck & Co., Inc.
1.70%, 06/10/27	5	4,885
2.15%, 12/10/31	25	22,600
2.35%, 06/24/40	10	7,317
2.45%, 06/24/50	20	11,993
3.40%, 03/07/29	25	24,764
3.70%, 02/10/45	25	20,175
3.90%, 03/07/39	20	18,177
4.00%, 03/07/49	15	12,187
4.50%, 05/17/33	5	5,088
5.00%, 05/17/53	20	18,592
6.50%, 12/01/33	15	17,093
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,436
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc.
5.20%, 04/15/48	$10	$8,267
5.40%, 11/29/43	10	8,801
Novartis Capital Corp.
2.20%, 08/14/30	5	4,662
2.75%, 08/14/50	10	6,550
3.10%, 05/17/27	30	29,829
4.00%, 09/18/31	5	5,016
4.00%, 11/20/45	18	15,364
4.40%, 05/06/44	20	18,187
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	5	5,070
4.75%, 05/19/33	45	45,933
5.30%, 05/19/53	70	67,059
Pfizer, Inc.
2.55%, 05/28/40	15	11,244
2.70%, 05/28/50	30	19,206
3.45%, 03/15/29	5	4,964
4.00%, 03/15/49	25	20,268
4.10%, 09/15/38	5	4,645
4.13%, 12/15/46	20	16,776
5.70%, 11/15/65	5	4,969
7.20%, 03/15/39	30	36,221
Sanofi SA, 3.63%, 06/19/28	10	9,991
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	156,062
Viatris, Inc.
2.30%, 06/22/27	5	4,875
2.70%, 06/22/30	10	9,236
3.85%, 06/22/40	10	7,875
4.00%, 06/22/50	5	3,422
Zoetis, Inc.
2.00%, 05/15/30	15	13,845
3.00%, 09/12/27	35	34,603
3.00%, 05/15/50	20	13,544
5.60%, 11/16/32	15	16,063
		2,024,945
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,728
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	10	8,708
3.70%, 11/15/29	15	14,787
5.13%, 06/30/27	20	20,191
Cheniere Energy Partners LP
3.25%, 01/31/32	15	13,989
4.00%, 03/01/31	10	9,807
4.50%, 10/01/29	25	25,134
5.95%, 06/30/33	15	16,081
Cheniere Energy, Inc., 4.63%, 10/15/28	30	29,988
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	5	5,082
DCP Midstream Operating LP
3.25%, 02/15/32	15	13,971
5.63%, 07/15/27	10	10,185
8.13%, 08/16/30	5	5,816
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	10,122
Enbridge, Inc.
2.50%, 08/01/33	5	4,362
3.13%, 11/15/29	10	9,668
3.40%, 08/01/51	5	3,494
5.55%, 06/20/35	5	5,239
5.63%, 04/05/34	25	26,439
6.20%, 11/15/30	15	16,236
25
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.70%, 11/15/53	$15	$16,861
Energy Transfer LP
4.40%, 03/15/27	5	5,016
4.95%, 05/15/28	10	10,189
5.00%, 05/15/50	15	12,820
5.15%, 03/15/45	15	13,592
5.25%, 04/15/29	30	30,979
5.30%, 04/01/44	5	4,664
5.30%, 04/15/47	15	13,683
5.35%, 05/15/45	10	9,222
5.40%, 10/01/47	5	4,607
5.50%, 06/01/27	25	25,380
5.55%, 05/15/34	20	20,837
5.60%, 09/01/34	5	5,226
6.13%, 12/15/45	15	15,181
6.30%, 01/15/56	5	5,055
6.40%, 12/01/30	20	21,790
6.50%, 02/01/42	15	16,068
6.55%, 12/01/33	20	22,152
6.63%, 10/15/36	10	11,171
Enterprise Products Operating LLC
2.80%, 01/31/30	25	23,954
3.13%, 07/31/29	15	14,640
3.20%, 02/15/52	10	6,736
3.95%, 01/31/60	20	14,886
4.15%, 10/16/28	5	5,041
4.20%, 01/31/50	10	8,209
4.25%, 02/15/48	10	8,338
4.45%, 02/15/43	10	8,955
4.85%, 08/15/42	10	9,435
4.85%, 03/15/44	25	23,286
4.90%, 05/15/46	10	9,263
4.95%, 10/15/54	10	9,039
5.10%, 02/15/45	10	9,556
5.35%, 01/31/33	25	26,412
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	9,441
5.63%, 09/01/41	5	5,033
6.95%, 01/15/38	5	5,767
Kinder Morgan, Inc.
3.60%, 02/15/51	15	10,773
4.30%, 03/01/28	30	30,250
4.80%, 02/01/33	15	15,265
5.20%, 06/01/33	15	15,653
5.20%, 03/01/48	10	9,354
5.30%, 12/01/34	15	15,557
5.55%, 06/01/45	20	19,762
5.85%, 06/01/35	5	5,371
MPLX LP
4.00%, 03/15/28	35	35,017
4.13%, 03/01/27	25	25,026
4.50%, 04/15/38	15	13,942
4.70%, 04/15/48	30	25,338
4.80%, 02/15/31	5	5,104
4.95%, 03/14/52	15	12,919
6.20%, 09/15/55	15	15,234
Northwest Pipeline LLC, 4.00%, 04/01/27	5	5,001
ONEOK Partners LP, 6.13%, 02/01/41	5	5,260
ONEOK, Inc.
3.10%, 03/15/30	5	4,789
3.95%, 03/01/50	10	7,368
Security	Par (000)	Value
Pipelines (continued)
4.20%, 10/03/47	$10	$7,891
4.25%, 09/15/46	10	7,986
4.55%, 07/15/28	30	30,329
5.05%, 11/01/34	25	25,089
5.20%, 07/15/48	15	13,640
5.45%, 06/01/47	5	4,718
5.80%, 11/01/30	15	15,899
6.05%, 09/01/33	40	42,958
6.10%, 11/15/32	10	10,795
6.63%, 09/01/53	5	5,301
7.15%, 01/15/51	5	5,621
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,801
3.80%, 09/15/30	15	14,723
4.30%, 01/31/43	10	8,411
4.70%, 06/15/44	5	4,362
4.90%, 02/15/45	10	8,927
6.65%, 01/15/37	10	11,054
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	40	40,150
4.50%, 05/15/30	5	5,055
5.00%, 03/15/27	35	35,163
Spectra Energy Partners LP
4.50%, 03/15/45	5	4,330
5.95%, 09/25/43	20	20,671
Targa Resources Corp.
4.20%, 02/01/33	25	24,290
5.20%, 07/01/27	10	10,160
6.13%, 03/15/33	5	5,409
6.15%, 03/01/29	20	21,150
6.25%, 07/01/52	15	15,354
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	15	14,566
4.88%, 02/01/31	10	10,125
5.00%, 01/15/28	10	10,003
TC PipeLines LP, 3.90%, 05/25/27	20	19,964
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	25,792
TransCanada PipeLines Ltd.
4.10%, 04/15/30	15	14,975
4.25%, 05/15/28	5	5,027
4.63%, 03/01/34	20	19,867
5.10%, 03/15/49	5	4,770
6.20%, 10/15/37	10	10,881
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	25	26,005
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	15	14,515
4.00%, 03/15/28	25	25,030
4.60%, 03/15/48	10	8,758
Western Midstream Operating LP
4.05%, 02/01/30	10	9,877
4.50%, 03/01/28	5	5,038
5.30%, 03/01/48	15	13,241
5.50%, 08/15/48	5	4,518
Williams Companies, Inc.(The)
2.60%, 03/15/31	30	27,743
3.50%, 11/15/30	5	4,845
3.75%, 06/15/27	10	9,978
4.90%, 03/15/29	20	20,512
5.10%, 09/15/45	15	14,027
5.15%, 03/15/34	20	20,496
Schedule of Investments
26

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.65%, 03/15/33	$5	$5,289
5.75%, 06/24/44	10	10,135
5.95%, 03/15/56	5	5,076
6.30%, 04/15/40	10	10,904
		1,774,688
Real Estate — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31	10	9,134
Real Estate Investment Trusts — 1.0%
Agree LP, 2.00%, 06/15/28	15	14,384
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	10	8,308
2.00%, 05/18/32	10	8,583
4.90%, 12/15/30	10	10,209
5.15%, 04/15/53	25	22,612
American Assets Trust LP, 3.38%, 02/01/31	5	4,601
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,502
4.25%, 02/15/28	5	5,010
4.30%, 04/15/52	15	11,823
American Tower Corp.
2.90%, 01/15/30	20	19,104
2.95%, 01/15/51	5	3,230
3.10%, 06/15/50	10	6,709
3.55%, 07/15/27	20	19,888
3.80%, 08/15/29	5	4,952
3.95%, 03/15/29	5	4,982
5.45%, 02/15/34	25	26,155
5.55%, 07/15/33	5	5,276
5.90%, 11/15/33	5	5,393
AvalonBay Communities, Inc.
2.05%, 01/15/32	5	4,446
3.20%, 01/15/28	5	4,961
3.90%, 10/15/46	15	12,221
Boston Properties LP
2.45%, 10/01/33	11	9,102
3.25%, 01/30/31	25	23,545
4.50%, 12/01/28	15	15,126
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,541
3.90%, 03/15/27	10	9,987
4.05%, 07/01/30	5	4,955
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,484
Camden Property Trust
2.80%, 05/15/30	10	9,505
3.35%, 11/01/49	10	7,188
COPT Defense Properties LP
2.00%, 01/15/29	5	4,721
2.75%, 04/15/31	5	4,617
Crown Castle, Inc.
2.10%, 04/01/31	10	8,921
2.50%, 07/15/31	5	4,520
2.90%, 03/15/27	5	4,945
3.30%, 07/01/30	5	4,787
4.00%, 11/15/49	5	3,849
4.15%, 07/01/50	5	3,969
4.30%, 02/15/29	5	5,021
4.75%, 05/15/47	5	4,390
5.10%, 05/01/33	5	5,098
5.20%, 02/15/49	5	4,582
5.80%, 03/01/34	10	10,600
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP, 4.38%, 02/15/29	$10	$10,082
Digital Realty Trust LP
3.70%, 08/15/27	20	19,926
4.45%, 07/15/28	15	15,148
Equinix, Inc.
1.80%, 07/15/27	10	9,713
2.15%, 07/15/30	10	9,148
2.95%, 09/15/51	10	6,344
3.20%, 11/18/29	5	4,832
3.40%, 02/15/52	5	3,458
3.90%, 04/15/32	15	14,523
ERP Operating LP
3.25%, 08/01/27	40	39,707
4.00%, 08/01/47	5	4,110
Essential Properties LP, 2.95%, 07/15/31	5	4,610
Essex Portfolio LP
2.65%, 09/01/50	15	9,092
3.00%, 01/15/30	15	14,370
Extra Space Storage LP
2.55%, 06/01/31	5	4,569
3.88%, 12/15/27	30	29,971
4.00%, 06/15/29	10	9,970
5.50%, 07/01/30	5	5,228
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	5	4,881
4.00%, 01/15/31	10	9,633
5.30%, 01/15/29	5	5,103
5.75%, 06/01/28	5	5,126
6.75%, 12/01/33	5	5,412
Healthcare Realty Holdings LP, 3.10%, 02/15/30	14	13,403
Healthpeak OP LLC
3.00%, 01/15/30	20	19,132
6.75%, 02/01/41	5	5,561
Highwoods Realty LP
3.05%, 02/15/30	5	4,709
3.88%, 03/01/27	10	9,956
4.13%, 03/15/28	5	4,969
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	15	14,531
Series J, 2.90%, 12/15/31	5	4,567
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,514
4.15%, 04/15/32	5	4,867
Kilroy Realty LP
3.05%, 02/15/30	5	4,648
4.25%, 08/15/29	5	4,912
6.25%, 01/15/36	25	25,497
Kimco Realty OP LLC
3.70%, 10/01/49	16	12,250
4.45%, 09/01/47	10	8,707
4.60%, 02/01/33	5	5,045
LXP Industrial Trust
2.38%, 10/01/31	5	4,436
2.70%, 09/15/30	10	9,274
Mid-America Apartments LP
1.70%, 02/15/31	5	4,443
3.95%, 03/15/29	15	15,006
National Health Investors, Inc., 3.00%, 02/01/31	5	4,587
NNN REIT, Inc.
3.10%, 04/15/50	5	3,333
3.50%, 04/15/51	25	18,065
27
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 10/15/28	$15	$15,102
Omega Healthcare Investors, Inc., 3.38%, 02/01/31	5	4,716
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,640
Prologis LP
1.25%, 10/15/30	25	22,111
2.13%, 04/15/27	25	24,554
2.13%, 10/15/50	5	2,747
3.05%, 03/01/50	10	6,772
4.38%, 09/15/48	5	4,271
4.63%, 01/15/33	15	15,219
5.25%, 06/15/53	5	4,833
Public Storage Operating Co.
2.25%, 11/09/31	10	9,049
3.09%, 09/15/27	50	49,625
5.13%, 01/15/29	15	15,543
5.35%, 08/01/53	25	24,478
Rayonier LP, 2.75%, 05/17/31	5	4,575
Realty Income Corp.
2.70%, 02/15/32	5	4,576
3.25%, 01/15/31	5	4,797
3.65%, 01/15/28	15	14,950
4.00%, 07/15/29	15	15,014
Regency Centers LP
2.95%, 09/15/29	5	4,833
4.40%, 02/01/47	5	4,354
4.65%, 03/15/49	5	4,439
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	9,058
Sabra Health Care LP
3.20%, 12/01/31	10	9,250
3.90%, 10/15/29	5	4,924
Safehold GL Holdings LLC, 2.80%, 06/15/31	5	4,619
Simon Property Group LP
2.20%, 02/01/31	10	9,126
2.25%, 01/15/32	10	8,942
2.45%, 09/13/29	25	23,761
3.25%, 09/13/49	45	31,611
Store Capital LLC, 4.50%, 03/15/28	15	15,063
Sun Communities Operating LP
2.70%, 07/15/31	5	4,589
4.20%, 04/15/32	5	4,903
Tanger Properties LP, 2.75%, 09/01/31	5	4,574
UDR, Inc.
2.10%, 08/01/32	5	4,356
3.20%, 01/15/30	20	19,398
3.50%, 07/01/27	5	4,974
Ventas Realty LP
4.38%, 02/01/45	5	4,311
4.75%, 11/15/30	5	5,102
4.88%, 04/15/49	5	4,476
VICI Properties LP
4.75%, 02/15/28	5	5,047
5.13%, 05/15/32	15	15,189
5.63%, 05/15/52	10	9,405
Welltower OP LLC
2.75%, 01/15/31	5	4,701
2.80%, 06/01/31	5	4,674
6.50%, 03/15/41	10	11,352
Weyerhaeuser Co.
3.38%, 03/09/33	10	9,269
4.00%, 11/15/29	20	19,907
4.00%, 04/15/30	20	19,844
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 03/09/52	$5	$3,857
7.38%, 03/15/32	5	5,734
WP Carey, Inc., 3.85%, 07/15/29	15	14,887
		1,380,271
Retail — 0.8%
AutoNation, Inc.
3.85%, 03/01/32	10	9,540
4.75%, 06/01/30	5	5,072
AutoZone, Inc.
3.75%, 04/18/29	5	4,962
4.00%, 04/15/30	10	9,955
4.50%, 02/01/28	5	5,052
4.75%, 02/01/33	10	10,118
5.20%, 08/01/33	10	10,375
Best Buy Co., Inc.
1.95%, 10/01/30	10	9,039
4.45%, 10/01/28	5	5,054
Costco Wholesale Corp.
1.38%, 06/20/27	20	19,435
1.60%, 04/20/30	25	22,889
1.75%, 04/20/32	15	13,174
3.00%, 05/18/27	10	9,936
Darden Restaurants, Inc.
3.85%, 05/01/27	15	14,974
4.35%, 10/15/27	10	10,054
6.30%, 10/10/33	10	10,965
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	10	9,289
Dollar General Corp.
3.50%, 04/03/30	5	4,863
4.13%, 05/01/28	5	5,017
4.13%, 04/03/50	5	3,955
5.00%, 11/01/32	5	5,129
5.45%, 07/05/33	10	10,482
Dollar Tree, Inc., 4.20%, 05/15/28	5	5,017
Genuine Parts Co.
1.88%, 11/01/30	5	4,415
2.75%, 02/01/32	5	4,430
6.88%, 11/01/33(a)	5	5,521
Home Depot, Inc.(The)
2.50%, 04/15/27	10	9,875
2.70%, 04/15/30	20	19,105
2.75%, 09/15/51	20	12,573
2.80%, 09/14/27	15	14,821
2.88%, 04/15/27	10	9,914
3.13%, 12/15/49	20	13,822
3.30%, 04/15/40	15	12,433
3.35%, 04/15/50	10	7,165
3.50%, 09/15/56	5	3,542
3.63%, 04/15/52	15	11,129
3.90%, 06/15/47	20	16,108
4.20%, 04/01/43	15	13,209
4.25%, 04/01/46	25	21,490
5.88%, 12/16/36	45	49,158
Lowe's Companies, Inc.
1.70%, 10/15/30	5	4,492
2.63%, 04/01/31	55	51,009
2.80%, 09/15/41	5	3,669
3.00%, 10/15/50	10	6,484
3.35%, 04/01/27	10	9,943
3.70%, 04/15/46	25	19,297
3.75%, 04/01/32	5	4,841
Schedule of Investments
28

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.05%, 05/03/47	$25	$20,105
4.25%, 04/01/52	25	19,997
5.00%, 04/15/33	5	5,157
5.15%, 07/01/33	5	5,191
McDonald's Corp.
2.13%, 03/01/30	5	4,667
2.63%, 09/01/29	10	9,598
3.50%, 03/01/27	10	9,968
3.50%, 07/01/27	15	14,942
3.60%, 07/01/30	10	9,883
3.63%, 09/01/49	15	11,283
3.80%, 04/01/28	5	5,002
4.20%, 04/01/50	15	12,358
4.60%, 09/09/32	5	5,132
4.60%, 05/26/45	15	13,482
4.70%, 12/09/35	5	5,051
4.80%, 08/14/28	25	25,575
4.88%, 12/09/45	10	9,271
5.45%, 08/14/53	5	4,920
5.70%, 02/01/39	5	5,374
O'Reilly Automotive, Inc.
3.60%, 09/01/27	10	9,951
4.20%, 04/01/30	5	5,017
4.35%, 06/01/28	30	30,271
4.70%, 06/15/32	10	10,166
Ross Stores, Inc., 1.88%, 04/15/31	5	4,458
Starbucks Corp.
2.00%, 03/12/27	20	19,642
2.55%, 11/15/30	5	4,673
3.35%, 03/12/50	5	3,521
3.50%, 03/01/28	5	4,966
3.50%, 11/15/50	10	7,214
3.55%, 08/15/29	5	4,945
4.00%, 11/15/28	15	15,039
4.50%, 11/15/48	5	4,299
Target Corp.
2.35%, 02/15/30	10	9,440
2.65%, 09/15/30	5	4,727
2.95%, 01/15/52	15	9,842
3.63%, 04/15/46	5	3,912
4.00%, 07/01/42	20	17,211
4.80%, 01/15/53(a)	5	4,547
5.00%, 04/15/35(a)	5	5,132
TJX Companies, Inc.(The)
1.15%, 05/15/28	5	4,727
3.88%, 04/15/30	5	5,001
Tractor Supply Co., 5.25%, 05/15/33	5	5,193
Walmart, Inc.
2.50%, 09/22/41	20	14,872
3.63%, 12/15/47	15	11,912
4.05%, 06/29/48	20	16,906
4.15%, 09/09/32	5	5,071
4.50%, 09/09/52	10	8,904
5.25%, 09/01/35	30	32,036
6.50%, 08/15/37	35	41,068
7.55%, 02/15/30	30	34,293
		1,098,703
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	5	4,953
4.39%, 06/01/52	20	17,101
Security	Par (000)	Value
Semiconductors (continued)
Analog Devices, Inc.
2.10%, 10/01/31	$15	$13,505
2.80%, 10/01/41	5	3,754
2.95%, 10/01/51	15	9,918
Applied Materials, Inc.
4.35%, 04/01/47	15	13,267
5.10%, 10/01/35	15	15,602
Broadcom, Inc.
2.60%, 02/15/33	15	13,353
3.14%, 11/15/35(d)	40	34,943
3.42%, 04/15/33	30	28,080
3.47%, 04/15/34	65	60,058
3.50%, 02/15/41	35	29,011
4.00%, 04/15/29(d)	5	5,011
4.15%, 11/15/30	4	4,014
4.30%, 11/15/32	5	4,983
4.93%, 05/15/37(d)	30	29,989
5.00%, 04/15/30	5	5,168
5.20%, 07/15/35	25	25,838
Intel Corp.
2.00%, 08/12/31	5	4,430
2.80%, 08/12/41	20	14,239
3.05%, 08/12/51	20	12,559
3.15%, 05/11/27	15	14,853
3.25%, 11/15/49	25	16,351
3.73%, 12/08/47	20	14,455
3.75%, 03/25/27	5	4,990
4.10%, 05/19/46	20	15,526
4.10%, 05/11/47	20	15,422
4.15%, 08/05/32	10	9,775
4.60%, 03/25/40	10	9,087
4.75%, 03/25/50	20	16,648
4.80%, 10/01/41	15	13,561
4.88%, 02/10/28	5	5,079
4.90%, 07/29/45	10	8,774
KLA Corp.
4.10%, 03/15/29	15	15,086
4.95%, 07/15/52	20	18,526
5.25%, 07/15/62	10	9,422
Lam Research Corp.
2.88%, 06/15/50	15	9,881
4.00%, 03/15/29	15	15,066
Marvell Technology, Inc.
2.95%, 04/15/31	10	9,346
5.75%, 02/15/29	5	5,222
Micron Technology, Inc.
2.70%, 04/15/32	5	4,570
3.48%, 11/01/51	5	3,664
5.80%, 01/15/35	10	10,708
5.88%, 02/09/33	5	5,377
5.88%, 09/15/33	15	16,112
NVIDIA Corp.
2.00%, 06/15/31	10	9,103
2.85%, 04/01/30	15	14,428
3.70%, 04/01/60	15	11,232
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	10	7,446
3.25%, 05/11/41	5	3,849
5.25%, 08/19/35	10	10,214
QUALCOMM, Inc.
1.30%, 05/20/28	5	4,746
29
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
1.65%, 05/20/32	$15	$12,967
2.15%, 05/20/30	5	4,658
3.25%, 05/20/27(a)	25	24,877
4.25%, 05/20/32	5	5,035
4.30%, 05/20/47	10	8,475
4.65%, 05/20/35	30	30,312
4.80%, 05/20/45	20	18,427
Skyworks Solutions, Inc., 3.00%, 06/01/31	5	4,552
Texas Instruments, Inc.
1.75%, 05/04/30	10	9,183
2.70%, 09/15/51	5	3,122
3.65%, 08/16/32	5	4,859
3.88%, 03/15/39	25	22,609
4.15%, 05/15/48	7	5,868
5.00%, 03/14/53	5	4,673
5.05%, 05/18/63	5	4,572
5.15%, 02/08/54	10	9,617
		852,101
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	30	29,740
Software — 0.8%
Adobe, Inc.
4.75%, 01/17/28	25	25,492
4.95%, 01/17/30	5	5,169
Autodesk, Inc.
2.85%, 01/15/30	10	9,527
3.50%, 06/15/27	10	9,940
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5	4,532
2.90%, 12/01/29	10	9,468
Concentrix Corp.
6.60%, 08/02/28(a)	10	10,036
6.85%, 08/02/33(a)	5	4,816
Fidelity National Information Services, Inc.
3.10%, 03/01/41	10	7,378
5.10%, 07/15/32	5	5,080
Fiserv, Inc.
2.25%, 06/01/27	5	4,884
2.65%, 06/01/30	5	4,639
3.50%, 07/01/29	30	29,145
4.20%, 10/01/28	5	5,001
4.40%, 07/01/49	20	15,836
5.25%, 08/11/35	5	5,000
5.35%, 03/15/31	25	25,747
Intuit, Inc.
1.35%, 07/15/27	15	14,520
1.65%, 07/15/30	10	9,027
5.50%, 09/15/53	5	4,731
Microsoft Corp.
1.35%, 09/15/30	5	4,516
2.50%, 09/15/50	25	15,462
2.68%, 06/01/60	40	23,199
2.92%, 03/17/52	35	23,272
3.04%, 03/17/62	25	15,689
3.40%, 06/15/27	30	29,947
3.45%, 08/08/36	44	40,633
4.10%, 02/06/37	10	9,770
4.25%, 02/06/47	25	22,172
4.50%, 06/15/47	5	4,568
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.88%, 03/25/31	$35	$31,813
3.60%, 04/01/40	35	26,276
3.60%, 04/01/50	45	28,138
3.65%, 03/25/41	25	18,568
3.85%, 04/01/60	30	18,246
3.95%, 03/25/51	35	23,128
4.00%, 11/15/47	30	20,666
4.10%, 03/25/61	10	6,403
4.13%, 05/15/45	35	25,297
4.50%, 07/08/44	35	26,961
5.20%, 09/26/35	50	48,321
5.25%, 02/03/32	5	5,018
5.50%, 08/03/35	10	9,880
5.50%, 09/27/64	5	3,964
5.70%, 02/04/36	50	50,017
5.95%, 09/26/55	25	21,983
6.10%, 09/26/65	15	12,991
6.13%, 07/08/39	25	24,731
6.25%, 11/09/32	30	31,685
6.90%, 11/09/52	30	29,629
Paychex, Inc., 5.10%, 04/15/30	30	30,638
Roper Technologies, Inc.
1.75%, 02/15/31	25	21,966
2.00%, 06/30/30	5	4,538
2.95%, 09/15/29	25	23,954
Salesforce, Inc.
1.95%, 07/15/31	5	4,446
2.70%, 07/15/41	15	10,661
2.90%, 07/15/51	20	12,267
3.05%, 07/15/61	5	2,913
ServiceNow, Inc., 1.40%, 09/01/30	15	13,286
Synopsys, Inc.
5.15%, 04/01/35	25	25,529
5.70%, 04/01/55	5	4,997
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	5	4,987
4.00%, 04/14/32	5	4,877
4.95%, 03/28/28	5	5,086
VMware LLC
1.80%, 08/15/28	15	14,262
2.20%, 08/15/31	10	8,958
Workday, Inc., 3.50%, 04/01/27	10	9,948
		1,066,224
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 03/30/40	50	54,378
6.38%, 03/01/35	10	11,209
AT&T, Inc.
1.65%, 02/01/28	25	23,970
2.25%, 02/01/32	20	17,865
3.30%, 02/01/52	20	13,236
3.50%, 09/15/53	55	37,438
3.55%, 09/15/55	65	43,956
3.65%, 06/01/51	40	28,575
3.65%, 09/15/59	20	13,450
3.80%, 12/01/57	44	30,872
3.85%, 06/01/60	30	20,913
4.25%, 03/01/27	30	30,075
4.30%, 12/15/42	30	25,829
4.35%, 03/01/29	30	30,334
Schedule of Investments
30

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 05/15/35	$20	$19,501
4.55%, 03/09/49	15	12,568
4.75%, 05/15/46	35	30,728
4.90%, 11/01/35	15	15,033
4.90%, 08/15/37	5	4,932
5.25%, 03/01/37	30	30,677
6.05%, 08/15/56	5	5,088
Bell Telephone Co. of Canada or Bell Canada, 4.46%, 04/01/48	15	12,685
British Telecommunications PLC, 9.63%, 12/15/30	15	18,347
Cisco Systems, Inc.
5.05%, 02/26/34	25	25,972
5.30%, 02/26/54	20	19,462
5.50%, 01/15/40	25	26,249
5.90%, 02/15/39	15	16,401
Corning, Inc.
4.70%, 03/15/37	20	19,713
5.45%, 11/15/79	15	14,145
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	30	35,166
Juniper Networks, Inc.
3.75%, 08/15/29	10	9,827
5.95%, 03/15/41	5	5,105
Motorola Solutions, Inc.
2.75%, 05/24/31	10	9,277
4.60%, 02/23/28	5	5,055
4.60%, 05/23/29	5	5,076
5.50%, 09/01/44	5	4,972
5.60%, 06/01/32	5	5,310
Orange SA
5.50%, 02/06/44	5	5,059
9.00%, 03/01/31	15	18,097
Rogers Communications, Inc.
3.20%, 03/15/27	25	24,813
3.80%, 03/15/32	10	9,552
4.30%, 02/15/48	10	8,168
4.50%, 03/15/42	10	8,719
5.00%, 02/15/29	15	15,336
5.00%, 03/15/44	15	13,637
7.50%, 08/15/38	20	23,463
Sprint Capital Corp.
6.88%, 11/15/28	30	32,218
8.75%, 03/15/32	10	12,210
Telefonica Emisiones SA, 7.05%, 06/20/36	55	62,227
TELUS Corp.
3.40%, 05/13/32	5	4,673
3.70%, 09/15/27	5	4,972
T-Mobile USA, Inc.
2.25%, 11/15/31	20	17,949
2.63%, 02/15/29	20	19,244
3.00%, 02/15/41	15	11,405
3.30%, 02/15/51	25	16,991
3.38%, 04/15/29	30	29,452
3.40%, 10/15/52	30	20,437
3.50%, 04/15/31	25	24,136
3.60%, 11/15/60	25	16,818
3.75%, 04/15/27	64	63,923
3.88%, 04/15/30	20	19,844
4.50%, 04/15/50	30	25,166
5.00%, 02/15/36	15	15,092
5.75%, 01/15/54	40	39,646
Security	Par (000)	Value
Telecommunications (continued)
5.80%, 09/15/62	$15	$14,960
Verizon Communications, Inc.
2.36%, 03/15/32	25	22,306
2.55%, 03/21/31	34	31,451
2.88%, 11/20/50	15	9,491
3.00%, 11/20/60	30	17,884
3.40%, 03/22/41	25	19,893
3.55%, 03/22/51	50	36,231
3.70%, 03/22/61	35	24,160
3.88%, 03/01/52	15	11,300
4.40%, 11/01/34	25	24,466
4.50%, 08/10/33	35	34,893
4.67%, 03/15/55	20	16,872
4.81%, 03/15/39	15	14,467
5.01%, 08/21/54	5	4,458
5.05%, 05/09/33	20	20,725
5.25%, 04/02/35	25	25,743
5.25%, 03/16/37	20	20,362
5.40%, 07/02/37	50	51,350
5.85%, 09/15/35	20	21,659
6.40%, 09/15/33	25	27,919
Vodafone Group PLC
4.25%, 09/17/50	12	9,629
4.88%, 06/19/49	5	4,463
5.25%, 05/30/48	5	4,709
6.15%, 02/27/37	24	26,420
6.25%, 11/30/32	5	5,495
		1,797,942
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	20	19,862
3.90%, 11/19/29	10	9,914
5.10%, 05/15/44	5	4,610
Mattel, Inc., 5.45%, 11/01/41	5	4,735
		39,121
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	40	39,808
3.55%, 02/15/50	15	11,197
5.20%, 04/15/54	85	81,112
5.80%, 03/15/56	5	5,201
Canadian National Railway Co.
3.20%, 08/02/46	10	7,384
3.85%, 08/05/32	10	9,787
6.20%, 06/01/36	5	5,593
6.25%, 08/01/34	5	5,597
6.38%, 11/15/37	5	5,676
6.90%, 07/15/28	5	5,345
Canadian Pacific Railway Co.
2.05%, 03/05/30	5	4,640
2.45%, 12/02/31	15	13,654
2.88%, 11/15/29	5	4,826
3.10%, 12/02/51	25	17,064
4.00%, 06/01/28	25	25,066
4.80%, 09/15/35	10	10,150
6.13%, 09/15/2115	10	10,371
CSX Corp.
2.40%, 02/15/30	10	9,437
2.50%, 05/15/51	10	6,092
3.25%, 06/01/27	5	4,969
31
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 11/01/46	$5	$3,995
4.10%, 11/15/32	20	19,921
4.30%, 03/01/48	5	4,257
4.50%, 11/15/52	5	4,332
4.50%, 08/01/54	5	4,287
4.65%, 03/01/68	10	8,392
4.75%, 11/15/48	5	4,509
5.50%, 04/15/41	5	5,192
6.15%, 05/01/37	10	11,103
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	18	15,540
FedEx Corp.
2.40%, 05/15/31(a)	5	4,607
3.10%, 08/05/29	10	9,700
4.10%, 04/15/43	25	21,012
4.25%, 05/15/30	15	15,135
4.75%, 11/15/45	10	8,933
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(d)	25	25,135
4.95%, 03/15/33(d)	10	9,994
GXO Logistics, Inc., 2.65%, 07/15/31	5	4,575
Kirby Corp., 4.20%, 03/01/28	5	5,015
Norfolk Southern Corp.
2.55%, 11/01/29	5	4,766
3.00%, 03/15/32	10	9,336
3.05%, 05/15/50	20	13,392
3.16%, 05/15/55	17	11,149
3.80%, 08/01/28	15	14,993
4.10%, 05/15/2121	5	3,498
4.45%, 03/01/33	5	5,034
4.55%, 06/01/53	15	12,835
5.35%, 08/01/54	5	4,836
Ryder System, Inc.
2.85%, 03/01/27	5	4,951
5.25%, 06/01/28	5	5,138
5.65%, 03/01/28	5	5,153
Union Pacific Corp.
2.80%, 02/14/32	15	13,956
2.89%, 04/06/36	20	17,177
3.20%, 05/20/41	15	12,004
3.25%, 02/05/50	10	7,024
3.38%, 02/01/35	5	4,581
3.50%, 02/14/53	5	3,610
3.55%, 08/15/39	15	13,027
3.70%, 03/01/29	25	24,928
3.80%, 04/06/71	15	10,526
3.84%, 03/20/60	20	14,720
3.85%, 02/14/72	5	3,529
3.88%, 02/01/55	5	3,823
3.95%, 09/10/28	30	30,131
4.10%, 09/15/67	5	3,755
4.30%, 03/01/49	10	8,477
4.50%, 01/20/33	15	15,285
6.63%, 02/01/29	15	16,227
United Parcel Service, Inc.
2.50%, 09/01/29	10	9,584
3.40%, 03/15/29	10	9,910
4.45%, 04/01/30	20	20,459
4.88%, 03/03/33	10	10,427
5.05%, 03/03/53	15	13,886
5.20%, 04/01/40	5	5,131
Security	Par (000)	Value
Transportation (continued)
5.30%, 04/01/50	$15	$14,599
6.20%, 01/15/38	15	16,859
Walmart, Inc., 3.95%, 09/09/27	20	20,109
		887,428
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	5	4,436
3.10%, 06/01/51	5	3,289
3.50%, 06/01/32	20	18,928
4.55%, 11/07/28	5	5,065
6.05%, 03/15/34	20	21,694
		53,412
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	32,025
2.95%, 09/01/27	25	24,709
3.45%, 06/01/29	10	9,869
3.75%, 09/01/47	10	7,789
4.30%, 09/01/45	15	12,949
6.59%, 10/15/37	15	17,254
Essential Utilities, Inc.
3.35%, 04/15/50	25	17,517
3.57%, 05/01/29	15	14,780
United Utilities PLC, 6.88%, 08/15/28	20	21,281
		158,173
Total Corporate Bonds & Notes — 32.2% (Cost: $44,245,600)		42,824,221
Foreign Government Obligations(e)
Canada — 0.2%
Canada Government International Bonds, 3.75%, 04/26/28	5	5,034
Export Development Canada, 4.13%, 02/13/29	10	10,194
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,111
Province of Alberta Canada
1.30%, 07/22/30	15	13,590
3.30%, 03/15/28	5	4,979
Province of British Columbia Canada
1.30%, 01/29/31	5	4,465
4.75%, 06/12/34	30	31,366
7.25%, 09/01/36	15	18,570
Province of Manitoba Canada, 4.90%, 05/31/34	10	10,546
Province of Ontario Canada
1.13%, 10/07/30	5	4,470
1.60%, 02/25/31	10	9,057
4.20%, 01/18/29	70	71,330
4.70%, 01/15/30	40	41,586
5.05%, 04/24/34	25	26,699
Province of Quebec Canada
1.35%, 05/28/30	10	9,092
4.25%, 09/05/34	30	30,186
		303,275
Chile — 0.2%
Chile Government International Bonds
4.95%, 01/05/36	200	204,716
5.65%, 01/13/37	10	10,733
		215,449
Schedule of Investments
32

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.2%
Indonesia Government International Bonds
4.35%, 02/21/31	$10	$9,997
4.45%, 04/15/70	15	12,035
4.65%, 09/20/32	200	201,526
		223,558
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	200	196,880
5.38%, 03/12/29	200	205,790
		402,670
Italy — 0.1%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	194,012
Mexico — 0.5%
Mexico Government International Bonds
4.15%, 03/28/27	200	200,122
4.28%, 08/14/41	15	12,220
4.60%, 01/23/46	205	163,791
4.88%, 05/19/33	200	194,483
5.00%, 04/27/51	10	8,194
5.55%, 01/21/45	30	28,089
5.63%, 02/09/34	25	25,276
5.75%, 10/12/2110	5	4,249
6.75%, 09/27/34	25	27,292
7.50%, 04/08/33	25	28,882
		692,598
Panama — 0.1%
Panama Government International Bonds
4.50%, 04/01/56	120	93,723
6.70%, 01/26/36	20	21,843
8.00%, 03/01/38	5	5,957
		121,523
Peru — 0.1%
Peru Government International Bonds
2.78%, 12/01/60	20	11,306
2.84%, 06/20/30	25	23,680
3.00%, 01/15/34	110	96,797
3.23%, 07/28/2121	5	2,815
5.63%, 11/18/50	5	4,971
8.75%, 11/21/33	26	32,736
		172,305
Philippines — 0.3%
Philippines Government International Bonds
2.95%, 05/05/45	200	142,046
3.75%, 01/14/29	200	198,686
5.00%, 01/27/36	15	15,254
		355,986
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	52	53,368
5.13%, 09/18/34	100	103,648
5.75%, 11/16/32	30	32,347
		189,363
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	204,850
Supranational — 1.4%
African Development Bank
3.50%, 09/18/29	50	50,023
Security	Par (000)	Value
Supranational (continued)
4.00%, 03/18/30	$90	$91,640
4.13%, 01/22/36	20	20,172
4.38%, 11/03/27	6	6,090
Asian Development Bank
0.75%, 10/08/30	5	4,415
1.75%, 09/19/29	5	4,716
1.88%, 01/24/30	5	4,708
3.13%, 08/20/27	5	4,978
3.88%, 06/14/33	45	45,256
4.00%, 01/12/33	15	15,227
4.13%, 01/12/34	30	30,580
4.25%, 01/14/36	20	20,413
4.38%, 01/14/28	90	91,538
4.38%, 03/06/29	5	5,135
4.38%, 03/22/35	45	46,478
5.82%, 06/16/28	5	5,251
Asian Infrastructure Investment Bank(The)
3.75%, 09/14/27	5	5,022
4.50%, 01/16/30	60	62,170
4.50%, 05/21/35	5	5,214
Corp. Andina de Fomento
5.00%, 01/24/29	20	20,710
5.00%, 01/22/30	20	20,843
Council of Europe Development Bank
4.13%, 01/24/29	5	5,094
4.50%, 01/15/30	40	41,414
European Bank for Reconstruction & Development, 4.25%, 03/13/34	15	15,411
European Investment Bank
0.75%, 09/23/30	5	4,422
1.63%, 10/09/29	5	4,692
1.63%, 05/13/31	10	9,082
3.75%, 02/14/33	240	239,896
3.88%, 06/15/28	50	50,504
4.13%, 02/13/34	50	51,007
4.38%, 03/19/27	75	75,683
4.88%, 02/15/36	10	10,721
Inter-American Development Bank
1.13%, 07/20/28	43	40,794
1.13%, 01/13/31	30	26,778
2.25%, 06/18/29	5	4,814
3.50%, 04/12/33	45	44,223
4.00%, 01/12/28	45	45,457
4.13%, 02/15/29(a)	5	5,098
4.38%, 01/24/44	10	9,666
Inter-American Investment Corp.
3.63%, 11/20/28	10	10,038
4.13%, 02/15/28	5	5,057
4.75%, 09/19/28	15	15,459
International Bank for Reconstruction & Development
0.88%, 05/14/30	50	44,887
1.25%, 02/10/31	25	22,415
1.38%, 04/20/28	50	47,908
1.63%, 11/03/31	65	58,347
2.50%, 11/22/27	5	4,923
2.50%, 03/29/32	40	37,487
3.13%, 06/15/27	40	39,819
3.63%, 05/05/28(a)	65	65,269
3.63%, 09/21/29	5	5,026
3.88%, 02/14/30	20	20,281
3.88%, 08/28/34	50	49,923
33
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.00%, 07/25/30	$5	$5,097
4.00%, 01/10/31	20	20,403
4.00%, 05/06/32	50	50,914
4.13%, 03/20/30	65	66,527
4.50%, 04/10/31	30	31,284
4.63%, 01/15/32	50	52,531
4.75%, 11/14/33	20	21,231
International Finance Corp., 0.75%, 08/27/30(a)	10	8,859
		1,929,020
Uruguay — 0.1%
Uruguay Government International Bonds, 5.75%, 10/28/34	70	75,176
Total Foreign Government Obligations — 3.8% (Cost: $5,124,932)		5,079,785
Municipal Debt Obligations
California — 0.2%
California State University RB, Class B,2.72%, 11/01/52(a)	40	27,338
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	22,837
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	25	28,561
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50(a)	60	41,247
State of California GO BAB, 7.30%, 10/01/39	70	83,075
University of California RB
Series AD, 4.86%, 05/15/2112	25	21,631
Series BD, 3.35%, 07/01/29	35	34,698
Series BG, 3.07%, 05/15/51	10	6,885
		266,272
Florida — 0.0%
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	47,180
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,242
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.47%, 01/01/49	25	22,835
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, Class A,6.90%, 12/01/40	22	25,825
State of Illinois GO, 5.10%, 06/01/33	44	45,157
		93,817
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	26,268
New Jersey — 0.1%
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	59,640
New York — 0.1%
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	15	15,552
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	$45	$50,367
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43	30	29,641
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,602
Port Authority of New York & New Jersey RB, Series 174, 4.46%, 10/01/62(a)	20	17,504
		128,666
Ohio — 0.1%
American Municipal Power, Inc. RB, Series B, 8.08%, 02/15/50	20	25,764
JobsOhio Beverage System, 4.53%, 01/01/35	25	25,839
		51,603
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	28	27,989
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	24,051
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	50	36,455
State of Texas GO BAB, 5.52%, 04/01/39	19	19,736
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(a)	12	13,080
5.17%, 04/01/41	25	26,078
		119,400
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117	25	19,037
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	25	24,252
Total Municipal Debt Obligations — 0.7% (Cost: $986,640)		886,366
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 1.9%
Federal Home Loan Banks
3.25%, 06/09/28	90	89,700
3.25%, 11/16/28	990	986,738
5.50%, 07/15/36	35	39,027
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	257,053
Federal National Mortgage Association
0.88%, 08/05/30	200	178,772
5.63%, 07/15/37	186	209,322
6.25%, 05/15/29	50	54,236
6.63%, 11/15/30	100	113,239
7.25%, 05/15/30	35	40,091
Tennessee Valley Authority
3.50%, 12/15/42	67	57,812
5.50%, 06/15/38	10	11,050
5.88%, 04/01/36	50	56,889
6.15%, 01/15/38	185	217,322
7.13%, 05/01/30	190	216,053
		2,527,304
U.S. Government Obligations — 59.9%
U.S. Treasury Bonds
1.13%, 08/15/40	400	260,000
1.25%, 05/15/50	390	195,366
1.38%, 11/15/40	400	268,625
Schedule of Investments
34

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.38%, 08/15/50	$110	$56,633
1.63%, 11/15/50	200	109,750
1.75%, 08/15/41	450	314,227
1.88%, 02/15/41	377	272,147
1.88%, 02/15/51	270	157,528
1.88%, 11/15/51	429	247,613
2.00%, 11/15/41	441	318,278
2.00%, 02/15/50	184	112,528
2.00%, 08/15/51	259	154,914
2.25%, 05/15/41	390	296,278
2.25%, 08/15/46	265	181,277
2.25%, 02/15/52	221	139,817
2.38%, 02/15/42	409	311,032
2.38%, 11/15/49	300	200,531
2.38%, 05/15/51	250	164,141
2.50%, 02/15/46	252	182,109
2.50%, 05/15/46	260	187,200
2.75%, 08/15/42	190	151,525
2.75%, 11/15/42	293	232,523
2.75%, 08/15/47	200	148,281
2.75%, 11/15/47	240	177,450
2.88%, 05/15/43	72	57,735
2.88%, 11/15/46	150	114,914
2.88%, 05/15/49	300	223,453
2.88%, 05/15/52	440	319,688
3.00%, 05/15/42	200	166,125
3.00%, 05/15/45	200	159,250
3.00%, 11/15/45	140	110,797
3.00%, 02/15/47	200	156,156
3.00%, 05/15/47	100	77,828
3.00%, 02/15/48	280	216,169
3.00%, 08/15/48	300	230,484
3.00%, 02/15/49	150	114,680
3.00%, 08/15/52	420	312,769
3.13%, 02/15/43	140	116,922
3.25%, 05/15/42	400	343,875
3.38%, 08/15/42	353	307,606
3.38%, 11/15/48	330	270,548
3.63%, 08/15/43	208	185,315
3.63%, 02/15/53	420	352,603
3.63%, 05/15/53	428	359,119
3.75%, 11/15/43	200	180,781
3.88%, 02/15/43	94	87,097
3.88%, 05/15/43	155	143,278
4.00%, 11/15/52	385	345,959
4.13%, 08/15/44	180	170,466
4.13%, 08/15/53	470	431,225
4.25%, 02/15/54	462	432,764
4.25%, 08/15/54	419	392,616
4.38%, 08/15/43	148	145,595
4.50%, 02/15/44	157	156,534
4.50%, 11/15/54	531	518,804
4.63%, 05/15/44	196	198,266
4.63%, 11/15/44	300	302,859
4.63%, 11/15/45	211	212,418
4.63%, 05/15/54	386	384,794
4.63%, 02/15/55	624	622,440
4.63%, 11/15/55	441	440,311
4.75%, 11/15/43	97	99,865
4.75%, 02/15/45	190	194,780
4.75%, 11/15/53	490	497,963
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.75%, 05/15/55	$497	$505,853
4.75%, 08/15/55	420	427,744
4.75%, 02/15/56	100	101,906
4.88%, 08/15/45	50	52,016
5.00%, 05/15/45	180	190,294
U.S. Treasury Notes
0.38%, 07/31/27	350	335,262
0.38%, 09/30/27	500	476,797
0.50%, 06/30/27	450	432,809
0.50%, 08/31/27	9	8,619
0.50%, 10/31/27	500	476,582
0.63%, 11/30/27	300	285,973
0.63%, 05/15/30	350	311,254
0.63%, 08/15/30	775	683,998
0.75%, 01/31/28	141	134,154
1.00%, 07/31/28	700	661,664
1.13%, 02/29/28	400	382,672
1.13%, 08/31/28	300	283,922
1.13%, 02/15/31	500	446,250
1.25%, 03/31/28	400	382,969
1.25%, 04/30/28	200	191,156
1.25%, 05/31/28	550	524,777
1.25%, 06/30/28	680	647,753
1.25%, 09/30/28	400	379,000
1.25%, 08/15/31	1,100	973,672
1.38%, 10/31/28	600	569,484
1.38%, 11/15/31	684	605,554
1.50%, 11/30/28	500	475,430
1.63%, 05/15/31	920	836,122
1.75%, 01/31/29	417	398,072
1.88%, 02/28/29	300	287,086
1.88%, 02/15/32	849	769,274
2.25%, 08/15/27	250	245,791
2.25%, 11/15/27	400	392,313
2.38%, 05/15/27	500	493,418
2.38%, 03/31/29	700	679,109
2.38%, 05/15/29	500	484,453
2.63%, 07/31/29	400	389,813
2.75%, 04/30/27	400	396,641
2.75%, 07/31/27	600	594,234
2.75%, 05/31/29	402	393,474
2.75%, 08/15/32	700	662,648
2.88%, 08/15/28	500	494,023
2.88%, 04/30/29	300	295,242
2.88%, 05/15/32	700	669,539
3.13%, 08/31/27	600	597,258
3.13%, 11/15/28	600	595,922
3.13%, 08/31/29	270	267,279
3.25%, 06/30/27	600	598,359
3.25%, 06/30/29	250	248,691
3.38%, 11/30/27	690	689,596
3.38%, 12/31/27	660	659,691
3.38%, 05/15/33	763	745,236
3.50%, 09/30/27	690	690,755
3.50%, 10/31/27	660	660,773
3.50%, 01/31/28	950	951,855
3.50%, 04/30/28	103	103,225
3.50%, 01/31/30	100	100,156
3.50%, 04/30/30	91	91,078
3.50%, 11/30/30	131	130,939
3.50%, 02/15/33	132	130,185
35
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/31/27	$730	$731,939
3.63%, 05/31/28	319	320,620
3.63%, 03/31/30	200	201,172
3.63%, 08/31/30	640	643,350
3.63%, 09/30/30	430	432,251
3.63%, 10/31/30	200	201,000
3.63%, 12/31/30	630	633,002
3.75%, 04/30/27	399	400,153
3.75%, 06/30/27	610	612,287
3.75%, 08/15/27	610	612,597
3.75%, 12/31/28	400	403,875
3.75%, 05/31/30	300	303,117
3.75%, 06/30/30	300	303,141
3.75%, 12/31/30	600	606,000
3.75%, 01/31/31	135	136,392
3.88%, 05/31/27	658	661,110
3.88%, 07/31/27	750	754,395
3.88%, 12/31/27	300	302,484
3.88%, 09/30/29	200	202,906
3.88%, 11/30/29	630	639,302
3.88%, 12/31/29	260	263,900
3.88%, 04/30/30	715	726,004
3.88%, 06/30/30	530	538,240
3.88%, 07/31/30	430	436,752
3.88%, 08/31/32	54	54,599
3.88%, 09/30/32	198	200,104
3.88%, 12/31/32	150	151,477
3.88%, 08/15/33	331	333,379
3.88%, 08/15/34	890	891,252
4.00%, 12/15/27	607	613,212
4.00%, 02/29/28	600	606,937
4.00%, 01/31/29	500	508,359
4.00%, 10/31/29	500	509,492
4.00%, 02/28/30	900	917,859
4.00%, 03/31/30	540	550,842
4.00%, 05/31/30	161	164,283
4.00%, 07/31/30	260	265,383
4.00%, 01/31/31	300	306,328
4.00%, 06/30/32	290	295,460
4.00%, 07/31/32	278	283,147
4.00%, 01/31/33	150	152,578
4.00%, 02/15/34	875	886,484
4.00%, 11/15/35	648	650,329
4.13%, 07/31/28	268	272,606
4.13%, 03/31/29	500	510,547
4.13%, 10/31/29	478	489,166
4.13%, 11/30/29	386	395,107
4.13%, 08/31/30	273	279,996
4.13%, 03/31/31	400	410,750
4.13%, 11/30/31	350	359,324
4.13%, 02/29/32	645	661,931
4.13%, 05/31/32	182	186,721
4.13%, 11/15/32	240	246,000
4.13%, 02/15/36	245	248,254
4.25%, 01/15/28	117	118,778
4.25%, 02/28/29	400	409,656
4.25%, 06/30/29	673	690,509
4.25%, 01/31/30	730	750,987
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 02/28/31	$124	$128,030
4.25%, 06/30/31	300	309,914
4.25%, 11/15/34	780	801,450
4.25%, 05/15/35	808	828,705
4.25%, 08/15/35	689	706,117
4.38%, 07/15/27	700	708,613
4.38%, 08/31/28	518	530,141
4.38%, 11/30/28	473	485,084
4.38%, 12/31/29	780	805,594
4.38%, 11/30/30	290	300,784
4.38%, 01/31/32	49	50,941
4.38%, 05/15/34	665	690,457
4.50%, 05/15/27	370	374,336
4.50%, 05/31/29	500	516,563
4.50%, 12/31/31	574	600,547
4.50%, 11/15/33	850	890,375
4.63%, 09/30/28	497	512,104
4.63%, 04/30/29	520	538,809
4.63%, 09/30/30	200	209,406
4.63%, 04/30/31	400	420,188
4.63%, 05/31/31	500	525,312
4.63%, 02/15/35	864	911,520
4.88%, 10/31/28	600	622,453
		79,589,706
Total U.S. Government & Agency Obligations — 61.8% (Cost: $85,487,852)		82,117,010
Total Long-Term Investments — 98.5% (Cost: $135,845,024)		130,907,382
	Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)(h)	1,415,763	1,415,763
Total Short-Term Securities — 1.1% (Cost: $1,415,763)		1,415,763
Total Investments — 99.6% (Cost: $137,260,787)		132,323,145
Other Assets Less Liabilities — 0.4%		585,306
Net Assets — 100.0%		$132,908,451

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
36

Schedule of Investments (continued)
February 28, 2026
iShares® Government/Credit Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,892,153	$—	$(476,390)(a)	$—	$—	$1,415,763	1,415,763	$29,650 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$42,824,221	$—	$42,824,221
Foreign Government Obligations	—	5,079,785	—	5,079,785
Municipal Debt Obligations	—	886,366	—	886,366
U.S. Government & Agency Obligations	—	82,117,010	—	82,117,010
Short-Term Securities
Money Market Funds	1,415,763	—	—	1,415,763
	$1,415,763	$130,907,382	$—	$132,323,145
See notes to financial statements.
37
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	$115	$104,784
2.45%, 04/30/30	165	153,660
2.60%, 08/01/31	210	191,391
4.20%, 03/02/29	65	65,113
4.20%, 06/01/30	170	169,913
4.65%, 10/01/28	135	136,465
4.75%, 03/30/30	170	173,217
5.00%, 06/02/33	75	74,761
5.30%, 11/01/34(a)	155	156,356
5.30%, 06/02/36	75	74,352
5.38%, 06/15/33	75	77,360
		1,377,372
Aerospace & Defense — 0.4%
Boeing Co.(The)
2.80%, 03/01/27	75	74,095
2.95%, 02/01/30	165	158,101
3.20%, 03/01/29	233	227,689
3.25%, 02/01/28	275	271,742
3.25%, 03/01/28	65	64,218
3.25%, 02/01/35	141	125,569
3.45%, 11/01/28	100	98,794
3.60%, 05/01/34	200	184,461
3.63%, 02/01/31	340	330,200
5.04%, 05/01/27	460	464,853
5.15%, 05/01/30	1,013	1,049,087
6.13%, 02/15/33	105	114,819
6.26%, 05/01/27	225	230,514
6.30%, 05/01/29	320	340,990
6.39%, 05/01/31	250	273,094
6.53%, 05/01/34	560	628,333
Embraer Netherlands Finance BV, 5.98%, 02/11/35	150	160,973
GE Capital Funding LLC, 4.55%, 05/15/32	40	40,748
General Dynamics Corp.
2.25%, 06/01/31	125	114,768
2.63%, 11/15/27	111	109,252
3.50%, 04/01/27	210	209,588
3.63%, 04/01/30	267	264,399
3.75%, 05/15/28	260	260,729
4.95%, 08/15/35	35	36,192
General Electric Co.
4.30%, 07/29/30	150	152,442
4.90%, 01/29/36	15	15,376
6.75%, 03/15/32	265	302,806
HEICO Corp.
5.25%, 08/01/28	110	113,185
5.35%, 08/01/33	145	152,285
Hexcel Corp., 5.88%, 02/26/35	40	42,609
Howmet Aerospace, Inc.
3.00%, 01/15/29	190	185,461
4.55%, 11/15/32	95	96,823
4.85%, 10/15/31	105	108,872
6.75%, 01/15/28	115	121,013
L3Harris Technologies, Inc.
1.80%, 01/15/31	155	138,862
2.90%, 12/15/29	125	120,052
4.40%, 06/15/28	408	411,833
4.85%, 04/27/35	20	20,192
5.05%, 06/01/29	185	190,680
Security	Par (000)	Value
Aerospace & Defense (continued)
5.25%, 06/01/31	$160	$167,557
5.35%, 06/01/34	200	208,829
5.40%, 07/31/33	370	389,689
Lockheed Martin Corp.
1.85%, 06/15/30	135	123,815
3.60%, 03/01/35	80	74,843
3.90%, 06/15/32	205	203,554
4.15%, 08/15/28	115	116,123
4.40%, 08/15/30	200	203,629
4.45%, 05/15/28	150	152,078
4.50%, 02/15/29	145	147,912
4.70%, 12/15/31	100	103,530
4.75%, 02/15/34	185	189,818
4.80%, 08/15/34	125	127,924
5.00%, 08/15/35	190	196,350
5.10%, 11/15/27	205	209,838
5.25%, 01/15/33	260	276,514
Northrop Grumman Corp.
3.25%, 01/15/28	495	490,098
4.40%, 05/01/30	205	207,948
4.60%, 02/01/29	65	66,266
4.65%, 07/15/30	130	133,159
4.70%, 03/15/33	255	260,436
4.90%, 06/01/34	185	189,865
5.25%, 07/15/35	120	125,662
RTX Corp.
1.90%, 09/01/31	250	222,371
2.25%, 07/01/30	260	242,283
2.38%, 03/15/32	230	207,348
3.13%, 05/04/27	268	265,917
3.50%, 03/15/27	265	264,221
4.13%, 11/16/28	680	684,065
5.15%, 02/27/33	315	329,603
5.75%, 01/15/29	135	141,840
6.00%, 03/15/31	260	281,939
6.10%, 03/15/34	365	403,379
7.20%, 08/15/27	77	80,664
7.50%, 09/15/29	80	89,377
		15,584,143
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	400	358,911
3.40%, 05/06/30	225	218,928
4.50%, 08/06/30	85	86,374
4.80%, 02/14/29	431	440,414
4.88%, 02/04/28	150	152,725
5.25%, 08/06/35	75	76,839
5.63%, 02/06/35	170	178,620
6.20%, 11/01/28	150	158,273
6.88%, 11/01/33	100	113,806
Archer-Daniels-Midland Co.
2.90%, 03/01/32	190	176,645
3.25%, 03/27/30	285	277,281
4.50%, 08/15/33	155	156,734
5.94%, 10/01/32	120	131,415
BAT Capital Corp.
2.26%, 03/25/28	405	391,754
2.73%, 03/25/31	305	283,957
3.46%, 09/06/29	100	98,107
3.56%, 08/15/27	373	371,081
4.63%, 03/22/33	150	150,554
Schedule of Investments
38

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.70%, 04/02/27	$245	$246,650
4.74%, 03/16/32	216	219,716
4.91%, 04/02/30	220	225,897
5.35%, 08/15/32	170	178,471
5.63%, 08/15/35(a)	285	300,461
5.83%, 02/20/31	200	213,803
6.00%, 02/20/34	220	238,345
6.34%, 08/02/30	260	282,541
6.42%, 08/02/33	275	305,406
7.75%, 10/19/32	145	170,828
BAT International Finance PLC
4.45%, 03/16/28	210	211,919
5.93%, 02/02/29	245	257,846
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	276	256,811
3.20%, 04/21/31	105	99,904
3.75%, 09/25/27	142	141,676
4.10%, 01/07/28	110	110,534
4.20%, 09/17/29	170	171,062
4.55%, 08/04/30	95	96,516
4.65%, 09/17/34	170	169,101
5.15%, 08/04/35	155	158,897
Philip Morris International, Inc.
1.75%, 11/01/30	185	166,640
2.10%, 05/01/30	175	161,915
3.13%, 08/17/27	120	118,997
3.13%, 03/02/28	125	123,290
3.38%, 08/15/29	196	192,556
3.88%, 10/27/28	130	130,190
4.00%, 10/29/30	165	164,588
4.13%, 04/28/28	135	135,900
4.25%, 10/29/32	160	159,543
4.38%, 11/01/27	170	171,685
4.38%, 04/30/30	175	177,167
4.63%, 11/01/29	175	179,114
4.63%, 10/29/35	155	153,360
4.75%, 11/01/31	195	200,482
4.88%, 02/15/28	360	366,889
4.88%, 02/13/29	235	241,572
4.88%, 04/30/35	95	96,459
4.90%, 11/01/34	195	198,784
5.13%, 11/17/27	360	367,345
5.13%, 02/15/30	495	514,087
5.13%, 02/13/31	265	276,532
5.25%, 09/07/28	120	124,056
5.25%, 02/13/34	420	439,799
5.38%, 02/15/33	515	543,262
5.50%, 09/07/30	160	169,079
5.63%, 11/17/29	285	301,100
5.63%, 09/07/33	240	257,415
5.75%, 11/17/32	330	355,865
Reynolds American, Inc., 5.70%, 08/15/35	70	73,829
		14,440,302
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	69	67,928
Series 2015-2, Class AA, 3.60%, 03/22/29	85	84,418
Series 2016-1, Class AA, 3.58%, 07/15/29	49	48,715
Series 2016-2, Class AA, 3.20%, 12/15/29	70	68,653
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	95	91,940
Series 2017-1, Class AA, 3.65%, 02/15/29	48	47,637
Security	Par (000)	Value
Airlines (continued)
Series 2017-2, Class AA, 3.35%, 04/15/31	$86	$83,880
Series 2019-1, Class AA, 3.15%, 08/15/33	74	70,408
Series A, Class A, 2.88%, 01/11/36	81	74,468
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	47	45,366
Delta Air Lines, Inc.
3.75%, 10/28/29	120	117,881
4.38%, 04/19/28	70	70,290
4.95%, 07/10/28	225	228,710
5.25%, 07/10/30	200	206,234
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	98	93,369
Series 2019-1, Class AA, 2.75%, 11/15/33	94	84,202
Southwest Airlines Co.
2.63%, 02/10/30	130	121,840
3.45%, 11/16/27	65	64,395
4.38%, 11/15/28	165	166,209
5.13%, 06/15/27	455	460,284
5.25%, 11/15/35	165	163,690
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	91	88,901
Series 2016-2, Class AA, 2.88%, 04/07/30	87	84,622
Series 2018-1, Class AA, 3.50%, 09/01/31	117	114,864
Series 2019, Class AA, 4.15%, 02/25/33	86	84,559
Series 2019-2, Class AA, 2.70%, 11/01/33	95	88,514
Series 2020-1, 5.88%, 04/15/29	214	218,712
		3,140,689
Apparel — 0.0%
NIKE, Inc.
2.75%, 03/27/27	248	245,575
2.85%, 03/27/30	374	359,559
PVH Corp., 5.50%, 06/13/30	135	138,574
Ralph Lauren Corp.
2.95%, 06/15/30	230	220,378
5.00%, 06/15/32	72	74,936
Tapestry, Inc.
3.05%, 03/15/32	100	92,829
4.13%, 07/15/27	62	62,024
5.10%, 03/11/30	75	77,374
5.50%, 03/11/35	155	160,699
		1,431,948
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.80%, 01/13/31	105	93,870
2.00%, 03/24/28	190	182,940
2.25%, 01/12/29	150	143,195
3.50%, 02/15/28	115	114,239
4.15%, 01/08/29	135	135,697
4.25%, 09/01/28	140	141,058
4.40%, 09/05/29	185	187,421
4.45%, 10/22/27	160	161,510
4.45%, 01/08/31	140	141,373
4.50%, 09/04/30	155	156,819
4.55%, 07/09/27	150	151,428
4.55%, 03/03/28	175	177,189
4.60%, 04/17/30	155	157,676
4.70%, 01/12/28	125	126,874
4.80%, 03/05/30	110	112,681
4.85%, 10/23/31	180	184,985
4.90%, 03/12/27	160	161,767
39
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 07/09/27	$125	$126,707
4.90%, 03/13/29	180	184,600
4.90%, 01/10/34	175	177,713
5.05%, 07/10/31	195	202,043
5.10%, 01/08/36	125	126,063
5.13%, 07/07/28	205	210,413
5.15%, 07/09/32	145	150,438
5.20%, 03/05/35	105	107,408
5.65%, 11/15/28	195	203,448
5.85%, 10/04/30	115	122,852
Cummins, Inc.
1.50%, 09/01/30	245	221,108
4.25%, 05/09/28	115	116,231
4.70%, 02/15/31	205	210,929
4.90%, 02/20/29	110	113,482
5.15%, 02/20/34	120	125,273
5.30%, 05/09/35	260	273,634
Ford Motor Co.
3.25%, 02/12/32	565	508,101
6.10%, 08/19/32	400	418,137
6.63%, 10/01/28	5	5,286
7.45%, 07/16/31	270	301,529
9.63%, 04/22/30	75	87,624
Ford Motor Credit Co. LLC
2.90%, 02/16/28	200	194,074
2.90%, 02/10/29	200	190,320
3.63%, 06/17/31	210	195,653
3.82%, 11/02/27	130	128,940
4.00%, 11/13/30	340	325,632
4.13%, 08/17/27	305	303,880
4.95%, 05/28/27	380	382,736
4.97%, 04/06/29	200	201,308
5.11%, 05/03/29	335	338,199
5.30%, 09/06/29	205	207,946
5.73%, 09/05/30	210	216,047
5.75%, 04/06/33	220	224,162
5.80%, 03/05/27	210	212,805
5.80%, 03/08/29	260	267,768
5.85%, 05/17/27	265	269,319
5.87%, 10/31/35	225	225,748
5.88%, 11/07/29	220	227,414
5.92%, 03/20/28	200	205,200
6.05%, 03/05/31	210	218,387
6.05%, 11/05/31	240	249,397
6.13%, 03/08/34	335	346,400
6.50%, 02/07/35	285	299,108
6.53%, 03/19/32	200	212,678
6.80%, 05/12/28	337	352,461
6.80%, 11/07/28	340	358,098
7.12%, 11/07/33	285	310,713
7.20%, 06/10/30	205	221,133
7.35%, 11/04/27	330	344,380
7.35%, 03/06/30	235	254,495
General Motors Co.
4.20%, 10/01/27	210	210,429
5.00%, 10/01/28	122	124,426
5.00%, 04/01/35	170	168,772
5.35%, 04/15/28	120	122,957
5.40%, 10/15/29	230	239,058
5.60%, 10/15/32	255	268,680
5.63%, 04/15/30	175	183,430
Security	Par (000)	Value
Auto Manufacturers (continued)
6.25%, 04/15/35	$105	$112,624
6.80%, 10/01/27	225	233,367
General Motors Financial Co., Inc.
2.35%, 01/08/31	243	221,099
2.40%, 04/10/28	195	188,662
2.40%, 10/15/28	220	210,717
2.70%, 08/20/27	200	196,357
2.70%, 06/10/31	330	302,986
3.10%, 01/12/32	320	295,774
3.60%, 06/21/30	266	258,452
3.85%, 01/05/28	110	109,662
4.20%, 10/27/28	195	195,731
4.30%, 04/06/29	265	266,185
4.60%, 01/08/31	120	121,103
4.90%, 10/06/29	245	250,505
5.00%, 04/09/27	360	363,702
5.00%, 07/15/27	145	146,876
5.05%, 04/04/28	220	224,259
5.35%, 07/15/27	225	228,840
5.35%, 01/07/30	270	280,236
5.40%, 05/08/27	215	218,373
5.45%, 07/15/30	215	224,646
5.45%, 09/06/34	165	169,409
5.45%, 01/08/36(a)	145	147,518
5.55%, 07/15/29	275	286,342
5.60%, 06/18/31	140	147,039
5.63%, 04/04/32	115	120,850
5.65%, 01/17/29	120	124,429
5.75%, 02/08/31	170	179,533
5.80%, 06/23/28	295	305,619
5.80%, 01/07/29	335	349,874
5.85%, 04/06/30	210	221,769
5.90%, 01/07/35	220	231,180
5.95%, 04/04/34	280	297,110
6.00%, 01/09/28	235	242,637
6.10%, 01/07/34	340	364,015
6.15%, 07/15/35	135	144,420
6.40%, 01/09/33	230	250,305
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	44,420
2.97%, 03/10/32	170	157,475
4.44%, 07/08/28	170	171,924
4.69%, 07/08/30	285	290,546
5.34%, 07/08/35	215	222,545
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	420	498,545
PACCAR Financial Corp.
3.90%, 02/05/29	75	75,526
4.00%, 08/08/28	130	131,111
4.00%, 09/26/29	105	105,767
4.25%, 06/23/27	110	110,824
4.45%, 08/06/27	145	146,756
4.55%, 03/03/28	140	142,583
4.55%, 05/08/30	105	107,476
4.60%, 01/10/28	110	111,963
4.60%, 01/31/29	205	209,930
4.95%, 08/10/28	60	61,709
5.00%, 05/13/27	90	91,484
5.00%, 03/22/34	95	98,618
Series R, 4.00%, 11/07/28	90	90,637
Schedule of Investments
40

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Corp.
2.36%, 03/25/31	$148	$136,891
2.76%, 07/02/29	90	86,951
3.67%, 07/20/28	85	85,093
4.19%, 06/30/27	175	176,137
4.45%, 06/30/30	70	71,326
5.05%, 06/30/35(a)	125	130,096
5.12%, 07/13/28	155	159,660
5.12%, 07/13/33	100	104,916
Toyota Motor Credit Corp.
1.15%, 08/13/27	130	125,554
1.65%, 01/10/31	155	138,709
1.90%, 04/06/28	165	159,341
1.90%, 09/12/31	145	129,187
2.15%, 02/13/30	170	159,121
2.40%, 01/13/32	35	31,804
3.05%, 03/22/27	365	362,647
3.05%, 01/11/28	140	138,419
3.38%, 04/01/30	255	249,360
3.65%, 01/08/29	140	139,701
4.05%, 09/05/28	215	216,732
4.35%, 10/08/27	295	298,036
4.45%, 06/29/29	210	213,944
4.50%, 05/14/27	180	181,726
4.55%, 09/20/27	225	227,972
4.55%, 08/09/29	240	245,251
4.55%, 05/17/30	125	127,968
4.60%, 10/10/31	200	204,470
4.63%, 01/12/28	245	249,205
4.65%, 01/05/29	205	209,893
4.65%, 09/03/32	190	193,869
4.70%, 01/12/33	135	138,031
4.80%, 05/15/30	170	175,403
4.80%, 01/05/34	195	199,729
4.95%, 01/09/30	175	181,395
5.05%, 05/16/29	170	176,179
5.10%, 03/21/31	190	198,779
5.25%, 09/11/28	140	145,004
5.35%, 01/09/35	115	121,728
5.45%, 11/10/27	205	210,990
5.55%, 11/20/30	290	308,750
Series B, 3.75%, 01/12/28	155	155,264
Series B, 4.20%, 01/10/31	155	156,116
Series B, 4.80%, 01/11/36	175	176,548
Series B, 5.00%, 03/19/27	150	152,028
		33,877,861
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32	205	193,865
4.65%, 09/13/29	200	204,893
5.15%, 09/13/34	200	205,129
BorgWarner, Inc.
2.65%, 07/01/27	308	302,601
4.95%, 08/15/29	135	138,662
5.40%, 08/15/34	120	124,659
Lear Corp.
2.60%, 01/15/32	130	118,020
3.50%, 05/30/30	90	87,291
3.80%, 09/15/27	168	167,632
4.25%, 05/15/29	126	125,991
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International, Inc.
2.45%, 06/15/30	$170	$159,282
5.05%, 03/14/29	125	128,736
5.50%, 03/21/33	155	163,000
5.88%, 06/01/35	85	91,058
		2,210,819
Banks — 8.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(b)	5	5,223
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	251,073
4.62%, 12/16/29	250	257,134
4.90%, 07/16/27	250	254,065
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	199,997
5.13%, 03/03/36	200	198,820
5.38%, 03/13/29	200	208,009
6.03%, 03/13/35, (1-year CMT + 1.95%)(b)	245	262,002
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	200	206,303
7.88%, 11/15/34, (1-year CMT + 3.30%)(b)	200	233,114
Banco Santander SA
2.75%, 12/03/30	325	298,920
2.96%, 03/25/31	200	186,917
3.23%, 11/22/32, (1-year CMT + 1.60%)(b)	225	207,332
3.31%, 06/27/29	205	200,185
3.49%, 05/28/30	200	194,170
3.80%, 02/23/28	215	214,129
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	300	300,148
4.25%, 04/11/27	235	235,420
4.38%, 04/12/28	275	276,608
4.55%, 11/06/30	200	201,575
5.13%, 11/06/35	210	211,176
5.29%, 08/18/27	315	320,610
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	245	249,309
5.44%, 07/15/31	310	327,570
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	405	420,398
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	215	218,160
5.57%, 01/17/30	200	209,476
5.59%, 08/08/28	320	331,390
6.03%, 01/17/35	215	231,567
6.35%, 03/14/34	245	264,486
6.61%, 11/07/28	365	388,618
6.92%, 08/08/33	410	455,361
6.94%, 11/07/33	300	345,713
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	690	625,840
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	660	594,889
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	700	670,527
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	895	806,673
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	395	348,963
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	875	821,447
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	802	729,820
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	775	728,158
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	1,065	986,432
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	578	553,643
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	885	817,605
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	640	622,075
41
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27	$646	$640,596
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	1,363	1,349,094
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(b)	540	536,844
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.77%)(b)	576	574,100
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	540	510,945
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(b)	616	615,555
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	727	725,877
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(b)	710	713,901
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	525	527,296
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	625	629,538
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	955	959,371
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	585	593,066
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	745	754,208
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	370	376,491
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,175	1,208,045
5.05%, 02/06/37, (1-day SOFR + 1.13%)(b)	625	633,820
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	745	773,127
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	810	829,833
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,250	1,297,718
5.43%, 08/15/35, (1-day SOFR + 1.91%)(b)	565	578,455
5.46%, 05/09/36, (1-day SOFR + 1.64%)(b)	515	539,463
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	1,225	1,283,840
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	870	911,971
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	780	800,951
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	485	506,795
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	670	698,669
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	955	1,024,559
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	475	491,933
Series L, 4.18%, 11/25/27	432	432,517
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	515	477,779
Bank of Montreal
2.65%, 03/08/27	330	326,468
3.09%, 01/10/37, (5-year CMT + 1.40%)(b)	210	191,667
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	295	292,416
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	225	225,521
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(b)	245	246,563
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	200	203,601
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	205	209,029
5.20%, 02/01/28	365	374,163
5.37%, 06/04/27	270	275,100
5.51%, 06/04/31	380	402,436
5.72%, 09/25/28	285	297,079
Series H, 4.70%, 09/14/27	325	329,041
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	195	196,091
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	149	142,507
1.65%, 01/28/31	230	206,726
1.80%, 07/28/31	189	168,013
2.50%, 01/26/32	150	137,376
3.00%, 10/30/28	125	121,985
3.25%, 05/16/27	160	159,303
3.30%, 08/23/29	149	145,635
3.40%, 01/29/28	226	224,774
Security	Par (000)	Value
Banks (continued)
3.85%, 04/28/28	$220	$220,820
3.85%, 04/26/29	100	100,279
3.99%, 06/13/28, (1-day SOFR + 1.15%)(b)	60	60,101
4.03%, 01/22/30, (1-day SOFR + 0.63%)(b)	140	140,207
4.29%, 06/13/33, (1-day SOFR + 1.42%)(b)	200	198,480
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	190	191,374
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	185	187,081
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	140	142,842
4.71%, 02/01/34, (1-day SOFR + 1.51%)(b)	205	207,500
4.89%, 07/21/28, (1-day SOFR + 0.84%)(b)	160	162,314
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	375	386,696
4.97%, 04/26/34, (1-day SOFR + 1.61%)(b)	295	302,590
4.98%, 03/14/30, (1-day SOFR + 1.09%)(b)	225	231,554
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	285	296,464
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	280	291,308
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	200	207,954
5.32%, 06/06/36, (1-day SOFR + 1.35%)(b)	90	93,791
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	50	52,654
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	250	257,763
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(b)	360	389,715
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	275	291,028
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	310	347,652
Series J, 1.90%, 01/25/29	125	118,619
Bank of Nova Scotia(The)
2.15%, 08/01/31	271	244,656
2.45%, 02/02/32	220	199,090
2.95%, 03/11/27	175	173,648
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	200	200,218
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	270	271,454
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	205	205,580
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	260	261,637
4.59%, 05/04/37, (5-year CMT + 2.05%)(b)	235	230,948
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	180	183,055
4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	215	217,480
4.85%, 02/01/30	325	334,439
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	300	305,383
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	255	264,095
5.25%, 06/12/28	215	221,440
5.40%, 06/04/27	260	265,174
5.45%, 08/01/29	165	172,760
5.65%, 02/01/34	155	165,742
BankUnited, Inc., 5.13%, 06/11/30	65	65,741
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	230	214,826
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	245	225,333
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	380	348,086
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	200	190,363
4.22%, 05/24/30, (1-day SOFR + 0.93%)(b)	200	199,991
4.34%, 01/10/28	310	310,720
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	200	201,519
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	200	200,232
4.84%, 05/09/28	440	443,317
4.84%, 09/10/28, (1-day SOFR + 1.34%)(b)	220	222,320
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	290	296,348
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	395	401,779
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	215	218,951
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(b)	325	331,356
5.21%, 02/24/37, (1-day SOFR + 1.51%)(b)	200	199,662
5.34%, 09/10/35, (1-day SOFR + 1.91%)(b)	515	526,556
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	490	508,490
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	395	402,566
Schedule of Investments
42

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.67%, 03/12/28, (1-day SOFR + 1.49%)(b)	$245	$248,855
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	440	458,494
5.75%, 08/09/33, (1-year CMT + 3.00%)(b)	230	243,335
5.79%, 02/25/36, (1-day SOFR + 1.59%)(b)	375	392,722
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	420	453,912
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	265	279,719
6.69%, 09/13/34, (1-day SOFR + 2.62%)(b)	380	421,833
7.12%, 06/27/34, (1-day SOFR + 3.57%)(b)	315	353,525
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	285	299,898
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	425	487,675
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	120	119,750
4.95%, 02/15/36(a)	65	64,345
5.00%, 12/06/34	240	240,298
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	275	274,113
3.60%, 04/07/32	375	360,868
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(b)	155	155,737
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	215	216,291
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	200	202,930
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	145	147,475
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	280	284,896
5.00%, 04/28/28	210	214,836
5.24%, 06/28/27	250	254,567
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	235	243,855
5.26%, 04/08/29	310	321,509
5.99%, 10/03/28	160	167,861
6.09%, 10/03/33	330	361,663
Capital One NA, 4.65%, 09/13/28	100	101,561
Citibank N.A.
4.58%, 05/29/27	500	504,440
4.84%, 08/06/29	350	359,534
4.91%, 05/29/30	360	371,503
5.57%, 04/30/34	510	542,027
5.80%, 09/29/28	550	575,772
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	465	420,632
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	800	732,623
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	801	748,691
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	565	533,278
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	553	529,936
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	765	707,637
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	520	515,973
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(b)	561	558,286
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	800	768,291
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	595	592,994
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(b)	461	461,241
4.13%, 07/25/28	490	490,613
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	910	914,480
4.45%, 09/29/27	867	872,110
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	495	498,929
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	690	697,999
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	586	590,092
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	435	438,130
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	515	522,507
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	685	697,574
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	465	477,570
Security	Par (000)	Value
Banks (continued)
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	$680	$700,507
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	350	355,898
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	510	525,439
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	175	176,001
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	665	692,682
5.59%, 11/19/34, (5-year CMT + 1.28%)(b)	270	278,360
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	595	619,571
5.88%, 02/22/33	175	188,164
6.00%, 10/31/33	150	161,541
6.02%, 01/24/36, (1-day SOFR + 1.83%)(b)	475	498,456
6.17%, 05/25/34, (1-day SOFR + 2.66%)(b)	620	661,882
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	720	789,810
6.63%, 01/15/28	100	105,042
6.63%, 06/15/32	295	328,142
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	250	252,006
Citizens Financial Group, Inc.
2.50%, 02/06/30	82	77,039
2.64%, 09/30/32	205	180,179
3.25%, 04/30/30	185	177,872
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)	195	201,098
5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	25	25,309
5.64%, 05/21/37, (5-year CMT + 2.75%)(b)	50	51,353
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	370	389,789
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	270	282,244
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	140	154,835
Commonwealth Bank of Australia, 4.15%, 10/01/30	250	252,458
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	250	253,633
Cooperatieve Rabobank UA/NY
4.49%, 10/17/29	250	255,596
5.04%, 03/05/27	115	116,528
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	205	189,994
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	330	316,917
3.73%, 01/14/32, (1-day SOFR + 2.76%)(b)	265	252,207
3.74%, 01/07/33, (1-day SOFR + 2.26%)(b)	265	248,081
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	150	151,246
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	235	235,706
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	190	193,504
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	190	194,010
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	160	165,222
5.37%, 09/09/27	200	205,070
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	300	306,525
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(b)	270	276,689
5.41%, 05/10/29	235	245,002
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	200	208,243
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	275	287,472
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	350	372,722
7.08%, 02/10/34, (1-day SOFR + 3.65%)(b)	260	286,011
Fifth Third Bancorp
2.55%, 05/05/27	285	280,680
3.95%, 03/14/28	220	220,043
4.06%, 04/25/28, (1-day SOFR + 1.36%)(b)	145	144,939
4.34%, 04/25/33, (1-day SOFR + 1.66%)(b)	75	74,121
4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	180	181,010
4.77%, 07/28/30, (1-day SOFR + 2.13%)(b)	300	304,878
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	115	117,376
5.14%, 01/29/37, (1-day SOFR + 1.24%)(b)	170	170,326
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	300	316,143
43
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	$240	$252,370
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	225	233,520
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(b)	30	30,835
Fifth Third Financial Corp.
4.00%, 02/01/29	145	144,897
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)	254	266,231
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(b)	75	74,750
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(b)	70	71,040
5.60%, 09/05/35, (5-year CMT + 1.85%)(b)	200	201,049
6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	150	152,714
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,544
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(b)	55	56,559
Goldman Sachs Capital I, 6.35%, 02/15/34	215	231,289
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	587	525,140
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	940	847,629
2.60%, 02/07/30	504	476,502
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	890	817,200
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	715	650,681
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	900	834,463
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	662	658,811
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(b)	590	587,434
3.80%, 03/15/30	483	478,039
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)	587	583,580
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	1,340	1,340,392
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	585	585,264
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	806	808,009
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	650	650,004
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	600	603,804
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	1,350	1,358,207
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	475	482,373
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	445	449,257
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	670	667,033
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	805	814,109
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	610	625,610
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	900	906,072
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	480	497,066
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	710	735,117
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	690	710,603
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	505	501,302
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	710	742,769
5.73%, 04/25/30, (1-day SOFR + 1.27%)(b)	610	637,243
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	605	645,469
6.13%, 02/15/33	275	301,208
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	630	666,971
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	330	367,852
HSBC Bank USA N.A, 5.88%, 11/01/34	90	96,412
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	445	431,527
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	445	425,125
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	330	303,745
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	655	604,384
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	320	301,883
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	355	326,647
Security	Par (000)	Value
Banks (continued)
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	$665	$660,484
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.81%)(b)	515	515,165
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	635	641,089
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	500	505,609
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	470	474,025
4.76%, 03/29/33, (1-day SOFR + 2.53%)(b)	405	405,719
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	345	350,388
4.95%, 03/31/30	525	541,237
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	200	203,586
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	350	360,924
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	460	464,625
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	485	492,507
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	450	466,103
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	445	461,191
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	555	579,573
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	455	472,058
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	375	389,660
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	410	417,355
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	345	366,343
5.73%, 05/17/32, (1-day SOFR + 1.52%)(b)	355	376,160
5.74%, 09/10/36, (1-day SOFR + 1.96%)(b)	450	466,030
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	410	435,958
5.87%, 11/18/35, (1-day SOFR + 1.90%)(b)	385	404,057
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	405	421,235
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	505	551,582
6.55%, 06/20/34, (1-day SOFR + 2.98%)(b)	445	482,905
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	485	510,857
7.40%, 11/13/34, (1-day SOFR + 3.02%)(b)	405	463,277
8.11%, 11/03/33, (1-day SOFR + 4.25%)(b)	370	436,381
HSBC USA, Inc.
4.65%, 06/03/28	225	228,694
5.29%, 03/04/27	225	228,287
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(b)	75	66,182
2.55%, 02/04/30	268	252,281
4.44%, 08/04/28, (1-day SOFR + 1.97%)(b)	285	286,774
4.62%, 01/28/32, (1-day SOFR + 0.99%)(b)	245	247,396
5.02%, 05/17/33, (1-day SOFR + 2.05%)(b)	90	91,832
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	210	217,365
5.61%, 01/28/41, (5-year CMT + 1.35%)(b)	75	75,338
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(b)	395	415,452
6.14%, 11/18/39, (5-year CMT + 1.70%)(b)	80	84,097
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	270	283,540
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	250	251,715
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	250	252,067
5.65%, 01/10/30	125	131,626
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	249,039
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	200	185,747
3.95%, 03/29/27	290	290,274
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	285	285,099
4.05%, 04/09/29	215	215,152
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	210	207,795
4.55%, 10/02/28	308	312,044
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	200	203,292
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	200	206,180
Schedule of Investments
44

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	$260	$269,116
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	435	455,649
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	250	272,119
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	355	318,002
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	725	650,168
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	470	450,582
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	390	381,556
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	650	609,820
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	770	701,156
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	835	769,658
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	860	822,153
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	644	612,274
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	875	810,844
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	563	558,228
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.64%)(b)	585	581,502
3.63%, 12/01/27	291	289,550
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	580	574,042
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(b)	532	532,017
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	597	599,493
4.25%, 10/01/27	358	360,506
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	505	506,278
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	710	712,469
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	410	411,901
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	578	584,029
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	690	699,520
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	500	504,295
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	480	487,349
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	585	590,296
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	605	615,991
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	575	573,333
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	820	829,493
4.90%, 01/22/37, (1-day SOFR + 1.07%)(b)	525	527,837
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,055	1,082,004
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	475	483,446
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	665	674,583
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	515	521,380
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	655	674,770
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	575	590,841
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	585	606,576
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	585	606,981
5.19%, 02/05/37, (1-day SOFR + 1.30%)(b)	325	328,423
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	885	918,167
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	575	591,748
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	835	869,508
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	1,135	1,187,785
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	595	625,480
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	580	589,994
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	580	612,251
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	655	684,093
Security	Par (000)	Value
Banks (continued)
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	$170	$176,686
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	795	842,769
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	755	807,514
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	490	514,634
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	775	851,886
8.00%, 04/29/27	145	151,725
8.75%, 09/01/30	162	191,336
KeyBank N.A.
4.90%, 08/08/32	250	250,880
5.00%, 01/26/33	65	65,663
Keybank National Association
3.90%, 04/13/29	250	247,362
5.85%, 11/15/27	250	257,445
6.95%, 02/01/28	50	52,426
KeyCorp
2.25%, 04/06/27	320	314,125
2.55%, 10/01/29	278	263,949
4.10%, 04/30/28	210	210,584
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(b)	165	165,862
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(b)	255	261,558
5.31%, 01/28/37, (1-day SOFR + 1.37%)(b)	55	55,448
6.40%, 03/06/35, (1-day SOFR + 2.42%)(b)	215	234,158
Korea Development Bank (The), 2.00%, 10/25/31	75	68,388
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	600	530,375
1.75%, 09/14/29	513	484,290
2.88%, 04/03/28	697	689,440
3.00%, 05/20/27	1,250	1,242,870
3.50%, 08/27/27	405	405,404
3.50%, 08/09/28	30	30,093
3.75%, 02/15/28	930	935,865
3.75%, 07/15/30	1,110	1,120,771
3.88%, 06/15/28	925	934,079
4.00%, 06/28/27	235	236,619
4.00%, 03/15/29	1,105	1,123,733
4.13%, 07/15/33	870	888,924
4.38%, 03/01/27	1,310	1,320,685
4.38%, 02/28/34	430	445,787
4.63%, 03/18/30	525	547,372
4.75%, 10/29/30	500	526,031
Series GLOB, 3.88%, 05/15/28	195	196,876
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	285	253,774
3.63%, 10/08/30	65	65,248
3.88%, 09/28/27	285	286,797
3.88%, 06/14/28	210	211,960
4.13%, 05/28/30	180	184,176
4.63%, 04/17/29	310	320,616
5.00%, 10/24/33	152	163,762
Series 37, 2.50%, 11/15/27	285	280,548
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	380	377,482
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	250	249,469
4.24%, 02/10/30, (1-year CMT + 0.60%)(b)	200	200,965
4.38%, 03/22/28	300	302,403
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	200	200,818
4.55%, 08/16/28	305	309,224
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	200	203,294
4.94%, 11/04/36, (1-year CMT + 0.97%)(b)	200	198,746
4.98%, 08/11/33, (1-year CMT + 2.30%)(b)	255	261,022
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	245	249,584
45
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.59%, 11/26/35, (1-year CMT + 1.20%)(b)	$200	$210,310
5.68%, 01/05/35, (1-year CMT + 1.75%)(b)	405	428,597
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	395	414,375
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	280	290,097
6.07%, 06/13/36, (1-year CMT + 1.60%)(b)	300	315,876
7.95%, 11/15/33, (1-year CMT + 3.75%)(b)	205	240,648
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(b)	150	151,045
4.83%, 01/16/29, (1-day SOFR + 0.93%)(b)	115	116,871
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	290	294,169
5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	85	87,772
5.39%, 01/16/36, (1-day SOFR + 1.61%)(b)	175	179,375
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	65	65,959
6.08%, 03/13/32, (1-day SOFR + 2.26%)(b)	275	294,154
7.41%, 10/30/29, (1-day SOFR + 2.80%)(b)	200	216,896
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	150	152,144
4.76%, 07/06/28, (1-day SOFR + 0.95%)(b)	250	252,296
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	120	110,196
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	418	378,380
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	250	227,107
2.56%, 02/25/30	255	240,853
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	245	225,421
3.20%, 07/18/29	380	369,940
3.29%, 07/25/27	250	248,416
3.74%, 03/07/29	370	368,508
3.96%, 03/02/28	296	296,718
4.05%, 09/11/28	250	251,179
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	200	200,287
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	170	169,030
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	250	252,398
4.53%, 09/12/31, (1-year CMT + 0.80%)(b)	200	202,451
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	310	314,605
5.06%, 01/14/37, (1-year CMT + 0.90%)(b)	200	202,454
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	325	337,035
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	290	300,712
5.19%, 09/12/36, (1-year CMT + 0.93%)(b)	200	204,741
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	210	217,796
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	200	205,170
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	215	222,450
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	115	117,422
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	225	236,756
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	250	256,842
5.43%, 04/17/35, (1-year CMT + 1.00%)(b)	350	367,527
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	265	279,196
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	50	52,826
5.48%, 02/22/31, (1-year CMT + 1.53%)(b)	195	204,242
5.57%, 01/16/36, (1-year CMT + 0.95%)(b)	200	211,282
5.62%, 04/24/36, (1-year CMT + 1.27%)(b)	200	211,665
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	160	145,269
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	200	179,981
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	275	253,047
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	200	180,147
2.56%, 09/13/31	230	208,670
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(b)	125	117,273
Security	Par (000)	Value
Banks (continued)
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(b)	$200	$191,838
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	205	198,765
3.17%, 09/11/27	220	217,939
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	120	117,033
4.02%, 03/05/28	295	296,292
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(b)	285	286,487
4.44%, 05/12/32, (1-year CMT + 0.70%)(b)	200	201,074
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	390	397,714
5.05%, 05/12/37, (1-year CMT + 0.85%)(b)	200	202,610
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	295	305,670
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	200	207,607
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	200	207,897
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	225	230,043
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	200	211,590
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	235	248,754
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	50	51,798
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	200	213,789
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	25	26,483
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	200	213,652
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	220	235,032
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	320	332,776
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	685	606,418
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	645	572,232
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	850	762,175
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	560	495,514
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	630	571,017
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	800	756,433
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	645	593,891
3.59%, 07/22/28(b)	671	667,061
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	675	659,843
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(b)	661	658,299
3.95%, 04/23/27	434	433,826
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	575	576,077
4.24%, 01/09/30, (1-day SOFR + 0.80%)(b)	465	466,488
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	684	689,959
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	510	512,619
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	665	675,686
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	460	468,539
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	485	493,767
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	830	853,111
5.07%, 01/30/37, (1-day SOFR + 1.18%)(b)	890	897,509
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	575	586,819
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	625	639,037
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	510	524,124
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	710	735,204
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	555	574,604
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	890	921,127
5.30%, 04/20/37, (1-day SOFR + 2.62%)(b)	405	414,923
5.31%, 01/18/41, (5-year CMT + 1.17%)(b)	170	169,132
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	830	858,784
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	730	762,228
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	505	520,729
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	715	747,172
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	580	609,551
5.65%, 04/13/28, (1-day SOFR + 1.01%)(b)	370	376,599
Schedule of Investments
46

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	$585	$611,000
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	430	454,409
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	815	870,259
5.94%, 02/07/39, (5-year CMT + 1.80%)(b)	315	331,560
5.95%, 01/19/38, (5-year CMT + 2.43%)(b)	420	443,053
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	540	559,488
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	695	763,899
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	475	502,428
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	515	577,713
7.25%, 04/01/32	285	329,971
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	385	385,552
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	605	605,751
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	425	422,780
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	375	379,824
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	465	473,802
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	485	493,715
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(b)	465	466,612
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	360	362,255
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	500	502,852
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	460	468,259
Series ., 4.21%, 02/08/30, (1-day SOFR + 0.76%)(b)	500	502,383
National Australia Bank Ltd./New York
3.91%, 06/09/27	160	160,498
4.31%, 06/13/28	250	253,163
4.50%, 10/26/27	250	253,207
4.53%, 06/13/30	250	256,172
4.79%, 01/10/29	250	257,201
4.90%, 01/14/30	250	259,227
4.94%, 01/12/28	250	255,672
5.09%, 06/11/27	250	254,288
National Bank of Canada
4.50%, 10/10/29	30	30,474
5.60%, 12/18/28	270	281,725
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	200	186,222
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	215	212,748
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	255	256,948
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	335	340,820
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	260	266,304
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	370	379,413
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	200	206,180
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	220	225,147
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	210	213,307
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	295	313,608
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	250	260,407
6.02%, 03/02/34, (1-year CMT + 2.10%)(b)	200	215,482
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	210	221,427
Northern Trust Corp.
1.95%, 05/01/30	240	221,658
3.15%, 05/03/29	147	144,259
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(b)	107	105,914
3.65%, 08/03/28	186	185,991
4.00%, 05/10/27	390	391,176
4.15%, 11/19/30	130	130,997
5.12%, 11/19/40, (5-year CMT + 1.05%)(b)	65	65,133
Security	Par (000)	Value
Banks (continued)
6.13%, 11/02/32	$175	$191,468
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	130	130,257
3.75%, 09/05/29	210	211,761
3.75%, 09/10/30	30	30,237
4.00%, 05/28/28	135	136,533
4.13%, 01/18/29	485	493,855
4.25%, 03/01/28	170	172,532
4.50%, 01/24/30	265	274,076
4.75%, 05/21/27	465	471,866
Pinnacle Bank/Nashville, 5.63%, 02/15/28	35	35,720
PNC Bank N.A.
2.70%, 10/22/29	250	238,184
3.25%, 01/22/28	260	257,836
4.05%, 07/26/28	305	305,325
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	250	251,638
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(b)	279	254,141
2.55%, 01/22/30	545	516,646
3.15%, 05/19/27	183	181,613
3.45%, 04/23/29	519	513,518
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	220	219,514
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	435	444,525
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	335	343,941
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	405	417,835
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	275	285,496
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	270	276,796
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	100	103,582
5.40%, 07/23/35, (1-day SOFR + 1.60%)(b)	375	390,549
5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	115	116,122
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	430	448,964
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	507	525,016
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	330	347,589
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	350	371,115
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	190	205,151
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	420	455,892
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	520	590,290
Regions Financial Corp.
1.80%, 08/12/28	170	161,187
5.50%, 09/06/35, (1-day SOFR + 2.06%)(b)	170	175,822
5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	165	172,816
Royal Bank of Canada
2.30%, 11/03/31	535	488,378
3.63%, 05/04/27	375	374,470
3.88%, 05/04/32	360	353,585
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	210	210,242
4.24%, 08/03/27	355	357,280
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	255	256,517
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	315	318,824
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(b)	225	227,245
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	450	458,590
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	235	240,062
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(b)	285	287,540
4.90%, 01/12/28	240	245,055
4.95%, 02/01/29	310	319,813
4.97%, 01/24/29, (1-day SOFR + 0.83%)(b)	375	382,482
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	325	334,176
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(b)	255	263,102
5.00%, 02/01/33	510	528,885
5.00%, 05/02/33	365	378,753
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	425	440,595
47
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 02/01/34	$460	$484,082
5.20%, 08/01/28	305	314,254
6.00%, 11/01/27	390	403,805
Santander Holdings USA, Inc.
4.40%, 07/13/27	314	314,492
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	260	267,480
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	155	158,416
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	145	150,791
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	165	172,205
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	140	150,824
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	255	265,564
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	220	229,894
7.66%, 11/09/31, (1-day SOFR + 3.28%)(b)	150	169,296
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	240	238,941
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	210	213,744
5.14%, 09/22/36, (1-day SOFR+ 1.58%)(b)	320	320,236
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	200	209,854
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	260	271,212
State Street Bank & Trust Co., 4.78%, 11/23/29	250	258,144
State Street Corp.
2.20%, 03/03/31	165	150,191
2.40%, 01/24/30	231	219,625
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	145	131,924
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	125	119,383
3.15%, 03/30/31, (1-day SOFR + 2.65%)(b)	145	140,414
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(b)	135	135,879
4.16%, 08/04/33, (1-day SOFR + 1.73%)(b)	249	245,697
4.33%, 10/22/27	330	332,978
4.42%, 05/13/33, (1-day SOFR + 1.61%)(b)	205	205,677
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	230	232,928
4.54%, 02/28/28	340	345,381
4.54%, 04/24/28, (1-day SOFR + 0.95%)(b)	265	266,919
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	200	204,364
4.73%, 02/28/30	200	205,533
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	195	194,674
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	250	254,874
4.83%, 04/24/30	265	273,050
4.99%, 03/18/27	270	273,267
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	125	128,661
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	220	228,286
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	270	282,236
5.82%, 11/04/28, (1-day SOFR + 1.72%)(b)	125	128,908
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	155	168,226
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	200	178,282
1.90%, 09/17/28	435	413,340
2.13%, 07/08/30	165	151,844
2.14%, 09/23/30	195	178,474
2.22%, 09/17/31	280	251,473
2.47%, 01/14/29	200	192,170
2.75%, 01/15/30	295	280,959
3.04%, 07/16/29	550	532,478
3.35%, 10/18/27	230	228,704
3.36%, 07/12/27	365	362,880
3.54%, 01/17/28	160	159,102
3.94%, 07/19/28	90	90,209
4.11%, 01/15/29	200	200,804
4.31%, 10/16/28	175	176,721
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	205	207,145
Security	Par (000)	Value
Banks (continued)
4.95%, 07/08/33, (1-day SOFR + 1.38%)(b)	$20	$20,561
5.05%, 01/15/37, (1-day SOFR + 1.22%)(b)	400	404,692
5.32%, 07/09/29	200	207,975
5.33%, 03/03/41, (5-year CMT + 1.30%)(b)	100	100,433
5.42%, 07/09/31	225	236,982
5.52%, 01/13/28	405	417,284
5.56%, 07/09/34	295	312,174
5.63%, 01/15/35	200	213,505
5.71%, 01/13/30	235	248,457
5.72%, 09/14/28	235	244,906
5.77%, 01/13/33	425	455,981
5.78%, 07/13/33	200	215,366
5.80%, 07/13/28	220	229,155
5.81%, 09/14/33	220	237,338
5.85%, 07/13/30	215	229,423
Synchrony Bank, 5.63%, 08/23/27	250	254,672
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(b)	75	78,516
Toronto-Dominion Bank(The)
2.00%, 09/10/31	255	229,957
2.45%, 01/12/32	195	176,854
2.80%, 03/10/27	300	297,181
3.20%, 03/10/32	335	315,541
3.91%, 01/13/28	110	110,098
4.11%, 06/08/27	432	433,378
4.11%, 10/13/28	265	266,193
4.41%, 01/13/31	50	50,592
4.46%, 06/08/32	495	498,691
4.57%, 06/02/28	280	283,872
4.69%, 09/15/27	420	425,489
4.78%, 12/17/29	305	313,808
4.81%, 06/03/30	345	354,588
4.86%, 01/31/28	220	223,928
4.93%, 10/15/35	180	181,554
4.98%, 04/05/27	315	318,863
4.99%, 04/05/29	270	277,959
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	115	117,374
5.16%, 01/10/28	275	281,210
5.30%, 01/30/32	225	236,590
5.52%, 07/17/28	320	331,528
Truist Bank
2.25%, 03/11/30	265	244,918
4.14%, 10/23/29, (1-day SOFR + 0.91%)(b)	250	250,065
4.42%, 07/24/28, (1-day SOFR + 0.77%)(b)	250	251,487
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(b)	250	250,490
Truist Financial Corp.
1.13%, 08/03/27	214	206,152
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	225	214,913
1.95%, 06/05/30	180	165,286
3.88%, 03/19/29	160	159,085
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	240	240,518
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	165	166,753
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	300	304,576
4.92%, 07/28/33, (1-day SOFR + 2.24%)(b)	235	237,000
4.96%, 10/23/36, (1-day SOFR + 1.40%)(b)	225	224,329
5.07%, 05/20/31, (1-day SOFR + 1.31%)(b)	250	257,815
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	385	394,745
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	275	285,374
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	342	354,739
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	480	508,217
Schedule of Investments
48

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	$434	$464,331
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	195	211,499
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	375	403,412
U.S. Bancorp
1.38%, 07/22/30	400	357,695
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	225	199,143
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	215	195,597
3.00%, 07/30/29	225	218,509
3.90%, 04/26/28	212	212,760
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	200	202,284
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	410	413,406
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	390	395,073
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	525	532,575
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	310	315,475
5.03%, 01/26/37, (1-day SOFR + 1.10%)(b)	200	201,927
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	220	227,141
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	186	192,309
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	290	299,794
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	335	347,428
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(b)	180	188,793
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	490	520,637
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	405	420,816
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	426	456,539
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	400	430,976
Series X, 3.15%, 04/27/27	263	261,460
UBS AG/London, 5.65%, 09/11/28	305	318,010
Wachovia Corp., 5.50%, 08/01/35	35	36,405
Webster Financial Corp., 4.10%, 03/25/29	50	49,778
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	772	756,739
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	735	691,724
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	835	798,818
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	1,015	953,147
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	865	860,402
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(b)	682	678,448
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	510	510,134
4.15%, 01/24/29	227	228,340
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)	435	436,550
4.30%, 07/22/27	533	534,961
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	560	565,608
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	650	656,874
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	575	575,367
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	1,055	1,075,683
4.96%, 01/23/37, (1-day SOFR + 1.10%)(b)	725	727,499
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	630	642,209
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	915	947,065
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	665	685,118
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	600	615,481
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	435	451,489
5.38%, 02/07/35	540	567,594
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	880	916,619
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	745	779,955
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	1,035	1,088,512
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	990	1,024,511
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	355	373,556
5.71%, 04/22/28, (1-day SOFR + 1.07%)(b)	830	845,241
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	640	675,101
Security	Par (000)	Value
Banks (continued)
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	$800	$888,212
Series B, 7.95%, 11/15/29	100	112,753
Westpac Banking Corp.
1.95%, 11/20/28	346	330,205
2.15%, 06/03/31	430	393,618
2.65%, 01/16/30	165	157,953
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	275	252,646
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	230	210,586
3.35%, 03/08/27	243	242,243
3.40%, 01/25/28	297	295,694
4.04%, 08/26/27	330	331,977
4.11%, 07/24/34, (5-year CMT + 2.00%)(b)	230	228,021
4.35%, 07/01/30	230	234,046
5.05%, 04/16/29	190	197,348
5.41%, 08/10/33, (1-year CMT + 2.68%)(b)	235	245,127
5.46%, 11/18/27	375	386,195
5.54%, 11/17/28	280	292,824
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	250	261,693
6.82%, 11/17/33	225	253,676
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,994
Zions Bancorp N.A.
3.25%, 10/29/29	80	76,121
6.82%, 11/19/35, (1-day SOFR + 2.83%)(b)	30	31,894
		323,748,057
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	340	335,049
4.75%, 01/23/29	644	659,261
4.90%, 01/23/31	240	249,931
5.00%, 06/15/34	215	223,700
5.88%, 06/15/35	40	44,039
Brown-Forman Corp., 4.75%, 04/15/33	125	128,165
Coca-Cola Co.(The)
1.00%, 03/15/28	110	104,615
1.38%, 03/15/31	328	290,930
1.45%, 06/01/27	360	350,678
1.50%, 03/05/28	70	67,271
1.65%, 06/01/30	355	325,252
2.00%, 03/05/31	190	174,071
2.13%, 09/06/29	265	251,677
2.25%, 01/05/32	465	423,828
2.90%, 05/25/27	110	109,095
3.38%, 03/25/27	278	277,600
3.45%, 03/25/30	303	299,552
4.65%, 08/14/34(a)	180	186,081
5.00%, 05/13/34	225	236,797
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	220	228,221
5.45%, 06/01/34	130	137,788
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	81,548
2.75%, 01/22/30	100	95,465
Constellation Brands, Inc.
2.25%, 08/01/31	300	269,775
2.88%, 05/01/30	145	137,759
3.15%, 08/01/29	255	247,887
3.50%, 05/09/27	135	134,324
3.60%, 02/15/28	165	163,977
4.35%, 05/09/27	160	160,737
4.65%, 11/15/28	145	147,232
4.75%, 05/09/32	115	116,939
49
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.80%, 01/15/29	$95	$96,967
4.80%, 05/01/30(a)	90	92,259
4.90%, 05/01/33	185	188,415
4.95%, 11/01/35	80	80,068
Diageo Capital PLC
2.00%, 04/29/30	290	267,128
2.13%, 04/29/32	70	61,658
2.38%, 10/24/29	225	213,046
3.88%, 05/18/28	60	60,118
5.30%, 10/24/27	200	204,700
5.50%, 01/24/33	50	52,982
5.63%, 10/05/33	225	241,170
Diageo Investment Corp.
5.63%, 04/15/35	200	212,724
7.45%, 04/15/35	35	42,423
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	120	108,293
3.20%, 05/01/30	170	162,726
3.43%, 06/15/27	135	133,986
3.95%, 04/15/29	255	253,389
4.05%, 04/15/32	190	184,777
4.35%, 05/15/28	135	135,741
4.60%, 05/25/28	255	257,524
4.60%, 05/15/30	120	121,173
5.05%, 03/15/29	180	184,491
5.10%, 03/15/27	85	85,895
5.15%, 05/15/35	90	91,139
5.30%, 03/15/34	160	164,647
Series 10, 5.20%, 03/15/31	115	118,848
PepsiCo Singapore Financing I Pte Ltd.
4.55%, 02/16/29	125	127,701
4.70%, 02/16/34	130	132,167
PepsiCo, Inc.
1.40%, 02/25/31	215	191,166
1.63%, 05/01/30	264	241,361
1.95%, 10/21/31	255	228,972
2.63%, 03/19/27	135	133,487
2.63%, 07/29/29	243	234,222
2.75%, 03/19/30	320	306,716
3.00%, 10/15/27	198	196,323
3.60%, 02/18/28	180	180,027
3.90%, 07/18/32	340	337,397
4.10%, 01/15/29	155	156,637
4.30%, 07/23/30(a)	155	158,096
4.45%, 02/07/28	150	152,274
4.45%, 05/15/28	165	167,624
4.45%, 02/15/33	185	189,735
4.50%, 07/17/29	205	209,809
4.60%, 02/07/30	155	159,286
4.65%, 07/23/32	210	216,458
4.80%, 07/17/34	180	186,112
5.00%, 02/07/35	310	321,052
5.00%, 07/23/35	230	238,252
7.00%, 03/01/29	135	147,476
		15,087,881
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	265	251,754
2.00%, 01/15/32	250	220,815
2.30%, 02/25/31	280	257,331
2.45%, 02/21/30	265	249,942
Security	Par (000)	Value
Biotechnology (continued)
3.00%, 02/22/29	$200	$195,121
3.20%, 11/02/27	282	279,306
3.35%, 02/22/32	235	223,766
4.05%, 08/18/29	340	341,412
4.20%, 02/19/31(a)	175	175,511
4.20%, 03/01/33	215	212,267
4.85%, 02/19/36	215	216,162
5.15%, 03/02/28	835	855,054
5.25%, 03/02/30	645	673,029
5.25%, 03/02/33	960	1,004,706
Biogen, Inc.
2.25%, 05/01/30	375	347,753
5.05%, 01/15/31	70	72,607
5.75%, 05/15/35	160	170,553
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	105	104,174
3.70%, 03/15/32	225	214,144
Gilead Sciences, Inc.
1.20%, 10/01/27	195	187,561
1.65%, 10/01/30	300	271,216
2.95%, 03/01/27	302	299,814
4.60%, 09/01/35	10	9,986
4.80%, 11/15/29	155	159,734
5.10%, 06/15/35	90	93,126
5.25%, 10/15/33	215	226,890
Illumina, Inc.
2.55%, 03/23/31	170	155,958
4.75%, 12/12/30	105	106,558
5.75%, 12/13/27	140	144,046
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	318	286,627
Royalty Pharma PLC
1.75%, 09/02/27	260	251,613
2.15%, 09/02/31	134	119,714
2.20%, 09/02/30	230	211,019
4.45%, 03/25/31	80	80,440
5.15%, 09/02/29	130	134,342
5.20%, 09/25/35	105	106,647
5.40%, 09/02/34	175	180,938
		9,091,636
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.60%, 04/07/27	140	141,006
4.70%, 04/07/28	75	76,149
4.95%, 04/07/30	40	41,129
5.40%, 04/07/35	235	245,670
Carlisle Companies, Inc.
2.20%, 03/01/32	152	134,316
2.75%, 03/01/30	205	194,551
3.75%, 12/01/27	180	179,427
5.25%, 09/15/35(a)	40	41,280
Carrier Global Corp.
2.70%, 02/15/31	185	173,142
2.72%, 02/15/30	470	446,614
5.90%, 03/15/34	200	216,161
CRH America Finance, Inc.
4.40%, 02/09/31	180	181,277
5.00%, 02/09/36	255	258,070
5.40%, 05/21/34	210	219,465
5.50%, 01/09/35	200	210,392
Schedule of Investments
50

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
CRH SMW Finance DAC
5.13%, 01/09/30	$200	$207,009
5.20%, 05/21/29	200	207,161
Eagle Materials, Inc.
2.50%, 07/01/31	200	183,105
5.00%, 03/15/36	75	74,327
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	140	135,618
4.00%, 03/25/32	150	145,713
5.88%, 06/01/33(a)	150	160,487
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	130	117,604
2.00%, 09/16/31	175	155,974
4.90%, 12/01/32	155	159,265
5.50%, 04/19/29	220	230,074
Lennox International, Inc.
1.70%, 08/01/27	105	101,781
5.50%, 09/15/28	135	139,668
Martin Marietta Materials, Inc.
2.40%, 07/15/31	265	241,205
3.45%, 06/01/27	50	49,731
3.50%, 12/15/27	139	138,075
5.15%, 12/01/34	70	72,212
Series CB, 2.50%, 03/15/30	155	146,060
Masco Corp.
1.50%, 02/15/28	145	138,369
2.00%, 10/01/30	95	86,088
2.00%, 02/15/31	155	139,384
3.50%, 11/15/27	90	89,427
Mohawk Industries, Inc., 5.85%, 09/18/28	100	104,112
Owens Corning
3.50%, 02/15/30	75	73,351
3.88%, 06/01/30	125	123,655
3.95%, 08/15/29	95	94,658
5.50%, 06/15/27	90	91,652
5.70%, 06/15/34	190	201,468
Trane Technologies Financing Ltd.
3.80%, 03/21/29	213	213,074
5.10%, 06/13/34	115	119,834
5.25%, 03/03/33	220	231,462
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	155	155,323
Vulcan Materials Co.
3.50%, 06/01/30	190	185,731
3.90%, 04/01/27	115	114,958
4.95%, 12/01/29	130	133,972
5.35%, 12/01/34	155	161,573
		7,881,809
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	255	249,728
2.05%, 05/15/30	247	228,972
4.30%, 06/11/28	165	167,011
4.60%, 02/08/29	195	199,503
4.75%, 02/08/31	145	149,728
4.80%, 03/03/33	150	154,427
4.85%, 02/08/34	255	261,641
4.90%, 10/11/32	105	108,668
Albemarle Corp.
4.65%, 06/01/27	170	171,269
5.05%, 06/01/32	155	158,034
Security	Par (000)	Value
Chemicals (continued)
Cabot Corp.
4.00%, 07/01/29	$93	$92,969
5.00%, 06/30/32	100	102,361
CF Industries, Inc.
5.15%, 03/15/34	195	198,364
5.30%, 11/26/35	215	218,639
Dow Chemical Co.(The)
2.10%, 11/15/30	215	191,659
4.25%, 10/01/34	35	32,359
4.80%, 11/30/28	168	170,733
4.80%, 01/15/31	195	194,581
5.15%, 02/15/34	140	139,404
5.35%, 03/15/35	155	154,013
6.30%, 03/15/33(a)	130	138,234
7.38%, 11/01/29	142	156,049
DuPont de Nemours, Inc.
4.73%, 11/15/28	5	5,079
4.73%, 11/15/28(c)	245	248,346
Eastman Chemical Co.
4.50%, 12/01/28	150	151,719
4.50%, 02/20/31	100	100,064
5.00%, 08/01/29	180	184,758
5.63%, 02/20/34	150	156,564
5.75%, 03/08/33(a)	120	127,584
Ecolab, Inc.
1.30%, 01/30/31	148	130,291
2.13%, 02/01/32	152	136,303
3.25%, 12/01/27	159	158,045
4.30%, 06/15/28	135	136,592
4.80%, 03/24/30	182	187,474
5.00%, 09/01/35	110	113,601
5.25%, 01/15/28	140	143,841
EIDP, Inc.
2.30%, 07/15/30	191	178,688
4.80%, 05/15/33	115	116,369
5.13%, 05/15/32	140	145,211
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	46	46,336
Linde, Inc./CT, 1.10%, 08/10/30	186	165,226
Lubrizol Corp. (The), 6.50%, 10/01/34	55	63,003
LYB International Finance II BV, 3.50%, 03/02/27	150	149,139
LYB International Finance III LLC
2.25%, 10/01/30	140	126,593
5.13%, 01/15/31(a)	5	5,083
5.50%, 03/01/34	175	176,242
5.63%, 05/15/33	105	107,230
5.88%, 01/15/36	230	232,363
6.15%, 05/15/35(a)	115	119,484
Mosaic Co.(The)
4.05%, 11/15/27	200	200,194
4.35%, 01/15/29	10	10,080
4.60%, 11/15/30	10	10,124
5.38%, 11/15/28	150	154,850
5.45%, 11/15/33(a)	60	62,304
NewMarket Corp., 2.70%, 03/18/31	115	105,918
Nutrien Ltd.
2.95%, 05/13/30	159	151,610
4.13%, 03/15/35	95	89,451
4.20%, 04/01/29	155	155,600
4.50%, 03/12/27	95	95,500
4.90%, 03/27/28	205	208,667
51
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.20%, 06/21/27	$150	$152,330
5.25%, 03/12/32	155	161,839
5.40%, 06/21/34	170	177,322
PPG Industries, Inc.
2.55%, 06/15/30	90	84,694
2.80%, 08/15/29	85	82,110
3.75%, 03/15/28	210	209,628
4.38%, 03/15/31	110	110,540
RPM International, Inc.
2.95%, 01/15/32	90	82,763
3.75%, 03/15/27	119	118,750
4.55%, 03/01/29	117	118,779
Sherwin-Williams Co.(The)
2.20%, 03/15/32	130	115,370
2.30%, 05/15/30	117	108,749
2.95%, 08/15/29	185	178,747
3.45%, 06/01/27	395	393,107
4.30%, 08/15/28	150	151,260
4.50%, 08/15/30	105	106,584
4.55%, 03/01/28	90	91,161
4.80%, 09/01/31	125	128,705
5.15%, 08/15/35	105	107,896
Westlake Corp.
3.38%, 06/15/30	85	82,185
5.55%, 11/15/35	80	81,211
		11,337,602
Commercial Services — 0.3%
Automatic Data Processing, Inc.
1.25%, 09/01/30	260	232,047
1.70%, 05/15/28	255	244,275
4.45%, 09/09/34	185	184,688
4.75%, 05/08/32	245	252,790
Block Financial LLC
2.50%, 07/15/28	140	133,446
3.88%, 08/15/30	160	152,263
5.38%, 09/15/32	65	63,929
Cintas Corp. No. 2
3.70%, 04/01/27	303	302,715
4.00%, 05/01/32	196	194,070
4.20%, 05/01/28	75	75,656
Cornell University
4.84%, 06/15/34	125	128,968
Series 2025, 4.17%, 06/15/30	75	75,961
Series 2025, 4.73%, 06/15/35	100	102,319
Emory University, Series 2020, 2.14%, 09/01/30	105	97,330
Equifax, Inc.
2.35%, 09/15/31	260	232,977
3.10%, 05/15/30	150	143,053
4.80%, 09/15/29	135	137,445
5.10%, 12/15/27	200	203,680
5.10%, 06/01/28	190	193,957
Global Payments, Inc.
2.90%, 05/15/30	290	270,018
2.90%, 11/15/31	200	180,137
3.20%, 08/15/29	287	275,244
4.45%, 06/01/28	135	135,334
4.50%, 11/15/28	255	255,881
4.88%, 11/15/30	210	209,725
4.95%, 08/15/27	125	126,010
5.20%, 11/15/32	160	160,667
5.30%, 08/15/29	95	97,649
Security	Par (000)	Value
Commercial Services (continued)
5.40%, 08/15/32	$190	$193,418
5.55%, 11/15/35	395	392,847
J Paul Getty Trust (The), 4.91%, 04/01/35	100	103,641
Johns Hopkins University, 4.71%, 07/01/32	65	67,310
Leland Stanford Junior University(The)
1.29%, 06/01/27	45	43,774
4.68%, 03/01/35	15	15,365
Series 2025, 4.15%, 08/01/30	200	202,786
Moody's Corp.
2.00%, 08/19/31	115	103,242
3.25%, 01/15/28	130	128,516
4.25%, 02/01/29	160	161,642
4.25%, 08/08/32	150	149,572
5.00%, 08/05/34	150	154,420
PayPal Holdings, Inc.
2.30%, 06/01/30	245	228,896
2.85%, 10/01/29	341	328,823
3.90%, 06/01/27	140	140,154
4.40%, 06/01/32	195	195,459
4.45%, 03/06/28	135	136,528
5.10%, 04/01/35	110	110,942
5.15%, 06/01/34	210	213,794
President and Fellows of Harvard College
4.61%, 02/15/35	25	25,636
4.89%, 03/15/30	40	41,646
Quanta Services, Inc.
2.35%, 01/15/32	125	111,651
2.90%, 10/01/30	240	226,876
4.30%, 08/09/28	75	75,594
4.50%, 01/15/31	85	85,994
4.75%, 08/09/27	100	101,077
5.10%, 08/09/35	95	96,666
5.25%, 08/09/34	170	176,140
RELX Capital, Inc.
3.00%, 05/22/30	205	195,703
4.00%, 03/18/29	273	272,746
4.75%, 03/27/30	95	96,931
4.75%, 05/20/32	130	132,426
5.25%, 03/27/35	80	82,340
Rollins, Inc., 5.25%, 02/24/35	70	71,969
S&P Global, Inc.
1.25%, 08/15/30	150	132,943
2.45%, 03/01/27	240	236,691
2.50%, 12/01/29	139	132,045
2.70%, 03/01/29	300	290,003
2.90%, 03/01/32	370	344,270
4.25%, 05/01/29	240	242,079
4.25%, 01/15/31(c)	65	65,222
4.75%, 08/01/28	170	173,597
4.80%, 12/04/35(c)	45	45,082
5.25%, 09/15/33	185	195,118
TR Finance LLC, 5.50%, 08/15/35	35	36,416
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	143	132,483
5.15%, 02/15/33	90	90,019
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	5	4,980
Trustees of Dartmouth College, 4.27%, 06/01/30	60	60,882
Trustees of Princeton University (The), 4.65%, 07/01/30	35	36,194
Schedule of Investments
52

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
UL Solutions, Inc., 6.50%, 10/20/28	$100	$105,820
Verisk Analytics, Inc.
4.13%, 03/15/29	185	185,537
4.45%, 03/15/31	30	30,114
5.13%, 03/15/36	50	49,900
5.25%, 06/05/34	130	132,339
5.25%, 03/15/35	170	172,686
5.75%, 04/01/33	130	137,724
Yale University
Series 2020, 1.48%, 04/15/30	115	105,042
Series 2025, 4.70%, 04/15/32	65	67,537
		12,931,481
Computers — 0.6%
Accenture Capital, Inc.
3.90%, 10/04/27	255	256,048
4.05%, 10/04/29	290	291,684
4.25%, 10/04/31	330	331,101
4.50%, 10/04/34	285	281,993
Amdocs Ltd., 2.54%, 06/15/30	160	146,083
Apple, Inc.
1.20%, 02/08/28	580	554,664
1.25%, 08/20/30	280	251,239
1.40%, 08/05/28	515	489,526
1.65%, 05/11/30	398	365,445
1.65%, 02/08/31	630	570,269
1.70%, 08/05/31	275	246,476
2.20%, 09/11/29	399	380,133
2.90%, 09/12/27	461	456,515
3.00%, 06/20/27	232	230,551
3.00%, 11/13/27	360	357,192
3.20%, 05/11/27	455	453,254
3.25%, 08/08/29	250	246,989
3.35%, 08/08/32	335	324,640
4.00%, 05/10/28	350	352,924
4.00%, 05/12/28	310	312,799
4.15%, 05/10/30	125	126,908
4.20%, 05/12/30	220	223,473
4.30%, 05/10/33	215	219,754
4.50%, 05/12/32	220	226,889
4.75%, 05/12/35	260	268,605
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	160	164,176
5.95%, 04/15/35	140	142,070
CGI, Inc.
2.30%, 09/14/31	130	115,685
4.95%, 03/14/30	160	162,430
Dell International LLC/EMC Corp.
4.15%, 02/15/29	240	240,753
4.35%, 02/01/30	185	185,956
4.50%, 02/15/31	210	210,970
4.75%, 04/01/28	120	121,878
4.75%, 10/06/32	260	262,034
4.85%, 02/01/35	200	198,617
5.00%, 04/01/30	90	92,542
5.10%, 02/15/36(a)	200	200,537
5.25%, 02/01/28	255	260,797
5.30%, 10/01/29	422	437,503
5.30%, 04/01/32	190	197,256
5.40%, 04/15/34	215	222,646
5.50%, 04/01/35	245	254,401
5.75%, 02/01/33	245	260,110
Security	Par (000)	Value
Computers (continued)
6.10%, 07/15/27	$165	$169,229
6.20%, 07/15/30	222	238,314
Dell, Inc., 7.10%, 04/15/28	85	90,207
DXC Technology Co., 2.38%, 09/15/28	170	160,326
Fortinet, Inc., 2.20%, 03/15/31	145	131,377
Gartner, Inc.
4.95%, 03/20/31	50	49,302
5.60%, 11/20/35	55	52,681
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	90	93,447
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	65	64,228
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	175	175,291
4.15%, 09/15/28	180	180,403
4.40%, 09/25/27	325	326,913
4.40%, 10/15/30	180	180,236
4.55%, 10/15/29	410	414,962
4.85%, 10/15/31	175	177,502
5.00%, 10/15/34	620	613,149
5.25%, 07/01/28	180	184,761
6.20%, 10/15/35(a)	15	16,254
HP, Inc.
2.65%, 06/17/31	225	203,796
3.00%, 06/17/27	245	241,922
3.40%, 06/17/30	80	76,913
4.00%, 04/15/29	265	263,283
4.20%, 04/15/32(a)	165	160,041
4.75%, 01/15/28	215	217,630
5.40%, 04/25/30	90	93,296
5.50%, 01/15/33(a)	255	261,976
6.10%, 04/25/35(a)	120	128,220
IBM International Capital Pte Ltd.
4.60%, 02/05/29	170	173,136
4.75%, 02/05/31	140	142,616
4.90%, 02/05/34	195	197,387
International Business Machines Corp.
1.70%, 05/15/27	285	277,864
1.95%, 05/15/30	240	220,138
2.72%, 02/09/32	160	146,679
3.50%, 05/15/29	670	660,190
4.00%, 02/03/29	100	100,356
4.15%, 07/27/27	225	226,274
4.30%, 02/03/31	100	100,573
4.40%, 07/27/32	200	199,994
4.50%, 02/06/28	180	182,259
4.60%, 02/03/33	100	100,778
4.65%, 02/10/28	214	217,197
4.75%, 02/06/33	190	193,437
4.80%, 02/10/30	125	128,048
4.95%, 02/03/36	200	199,582
5.00%, 02/10/32	140	144,128
5.20%, 02/10/35(a)	220	227,076
5.88%, 11/29/32	135	146,292
6.22%, 08/01/27	110	113,685
6.50%, 01/15/28	55	57,641
Kyndryl Holdings, Inc.
2.70%, 10/15/28	104	95,747
3.15%, 10/15/31	143	121,021
6.35%, 02/20/34(a)	115	109,373
53
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Leidos, Inc.
2.30%, 02/15/31	$205	$186,138
4.10%, 03/15/29	115	115,259
4.38%, 05/15/30	140	140,461
5.00%, 03/15/36	125	124,710
5.50%, 03/15/35	90	93,843
5.75%, 03/15/33	200	212,618
NetApp, Inc.
2.38%, 06/22/27	145	142,016
2.70%, 06/22/30	175	164,126
5.50%, 03/17/32	160	166,758
5.70%, 03/17/35	160	166,724
Teledyne FLIR LLC, 2.50%, 08/01/30	90	84,324
		22,739,622
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	170	168,861
3.25%, 08/15/32	185	177,125
4.20%, 05/01/30	200	203,066
4.60%, 03/01/28	86	87,538
4.60%, 03/01/33	116	119,809
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	175	157,938
2.38%, 12/01/29	250	235,826
2.60%, 04/15/30	125	118,441
3.15%, 03/15/27	120	119,190
4.38%, 05/15/28	215	217,418
4.65%, 05/15/33	185	187,610
5.00%, 02/14/34	105	108,499
Haleon U.S. Capital LLC
3.38%, 03/24/27	380	378,180
3.38%, 03/24/29	250	245,781
3.63%, 03/24/32	430	414,233
Kenvue, Inc.
4.85%, 05/22/32	210	217,115
4.90%, 03/22/33	300	309,628
5.00%, 03/22/30	290	300,561
5.05%, 03/22/28	125	127,951
Procter & Gamble Co.(The)
1.20%, 10/29/30	295	262,356
1.95%, 04/23/31	265	242,120
2.30%, 02/01/32	114	105,209
2.80%, 03/25/27	133	131,830
2.85%, 08/11/27	223	220,971
3.00%, 03/25/30	381	370,286
3.95%, 01/26/28	40	40,332
4.05%, 05/01/30	170	172,008
4.05%, 01/26/33(a)	195	196,570
4.10%, 11/03/32	175	175,971
4.15%, 10/24/29	125	127,315
4.35%, 01/29/29	160	163,896
4.35%, 11/03/35	105	104,589
4.55%, 01/29/34	175	179,385
4.55%, 10/24/34	115	117,916
4.60%, 05/01/35	120	122,559
5.80%, 08/15/34	90	99,607
Unilever Capital Corp.
1.38%, 09/14/30	130	117,357
1.75%, 08/12/31	185	164,823
2.13%, 09/06/29	205	194,269
2.90%, 05/05/27	255	253,012
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.50%, 03/22/28	$215	$214,361
4.25%, 08/12/27	220	221,833
4.63%, 08/12/34	230	233,646
4.88%, 09/08/28	105	107,902
5.00%, 12/08/33	125	131,130
5.90%, 11/15/32	193	213,152
		8,579,175
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	107,846
6.25%, 06/15/33	135	143,088
WW Grainger, Inc., 4.45%, 09/15/34	115	115,321
		366,255
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	897	872,242
3.30%, 01/30/32	890	831,384
3.40%, 10/29/33	475	433,399
3.65%, 07/21/27	225	224,134
3.88%, 01/23/28	155	154,613
4.13%, 02/28/29	150	150,054
4.38%, 11/15/30	150	150,341
4.63%, 10/15/27	160	161,447
4.63%, 09/10/29	155	157,105
4.75%, 01/15/33	150	150,302
4.88%, 04/01/28	150	152,510
4.95%, 09/10/34	240	240,562
5.00%, 11/15/35	150	149,692
5.10%, 01/19/29	195	200,121
5.30%, 01/19/34	165	169,766
5.38%, 12/15/31	25	26,076
5.75%, 06/06/28	240	248,611
6.15%, 09/30/30	205	219,955
6.45%, 04/15/27	450	461,275
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	150	158,273
Affiliated Managers Group, Inc.
3.30%, 06/15/30	135	129,759
5.50%, 08/20/34	125	128,368
5.50%, 02/15/36	100	100,913
Air Lease Corp.
2.10%, 09/01/28	100	94,957
2.88%, 01/15/32	190	172,323
3.00%, 02/01/30	150	142,004
3.13%, 12/01/30	165	154,931
3.25%, 10/01/29	115	110,942
3.63%, 04/01/27	175	174,262
3.63%, 12/01/27	105	104,285
4.63%, 10/01/28	125	126,030
5.10%, 03/01/29	105	107,358
5.20%, 07/15/31	130	133,316
5.30%, 02/01/28	150	153,142
5.85%, 12/15/27	155	159,643
Ally Financial, Inc.
2.20%, 11/02/28	215	204,738
4.75%, 06/09/27	191	192,436
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(b)	115	118,212
5.55%, 07/31/33, (1-day SOFR + 1.78%)(b)	155	156,220
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(b)	110	112,967
6.18%, 07/26/35, (1-day SOFR + 2.29%)(b)	275	283,649
Schedule of Investments
54

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	$190	$200,945
6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	195	205,367
7.10%, 11/15/27	155	162,321
8.00%, 11/01/31	625	709,350
American Express Co.
2.55%, 03/04/27	418	413,275
3.30%, 05/03/27	475	472,506
4.01%, 02/09/29, (1-day SOFR + 0.58%)(b)	275	275,775
4.05%, 05/03/29	280	282,251
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	375	378,345
4.42%, 08/03/33, (1-day SOFR + 1.76%)(b)	365	364,461
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	195	196,922
4.73%, 04/25/29, (1-day SOFR + 1.26%)(b)	390	396,339
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	340	336,794
4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	350	357,914
4.99%, 05/26/33, (1-day SOFR + 2.26%)(b)	165	168,458
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	340	350,760
5.04%, 07/26/28, (1-day SOFR + 0.93%)(b)	290	294,397
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	290	297,595
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(b)	240	248,015
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	370	381,145
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	400	414,729
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	250	260,442
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	350	365,608
5.63%, 07/28/34, (1-day SOFR + 1.93%)(b)	85	89,170
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	325	343,972
5.85%, 11/05/27	395	407,583
5.92%, 04/25/35, (1-day SOFR + 1.63%)(b)	145	154,868
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	250	273,647
American Express Credit Corp., 3.30%, 05/03/27	105	104,428
Ameriprise Financial, Inc.
4.50%, 05/13/32	150	151,490
5.15%, 05/15/33	185	191,814
5.20%, 04/15/35	115	117,161
5.70%, 12/15/28	165	172,627
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,554
Apollo Global Management, Inc.
4.60%, 01/15/31	95	95,623
5.15%, 08/12/35	200	198,075
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(b)	100	96,118
6.38%, 11/15/33	120	130,600
Ares Management Corp., 6.38%, 11/10/28	100	105,038
BGC Group, Inc.
6.15%, 04/02/30	120	124,872
6.60%, 06/10/29	195	204,769
8.00%, 05/25/28	115	122,963
Blue Owl Finance LLC
3.13%, 06/10/31	185	164,495
4.38%, 02/15/32(a)	90	84,299
6.25%, 04/18/34	250	249,860
Brookfield Asset Management Ltd.
4.65%, 11/15/30	75	75,950
5.30%, 01/15/36	75	74,637
5.80%, 04/24/35	170	176,499
Brookfield Capital Finance LLC, 6.09%, 06/14/33	135	143,236
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	176	155,254
Brookfield Finance, Inc.
2.72%, 04/15/31	135	124,296
3.90%, 01/25/28	237	236,564
Security	Par (000)	Value
Diversified Financial Services (continued)
4.35%, 04/15/30	$209	$209,158
4.85%, 03/29/29	250	254,382
5.33%, 01/15/36	60	59,848
5.68%, 01/15/35	115	118,664
6.35%, 01/05/34	160	173,354
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(b)	237	208,860
2.62%, 11/02/32, (1-day SOFR + 1.27%)(b)	150	135,900
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	295	287,722
3.65%, 05/11/27	256	255,140
3.75%, 03/09/27	323	322,436
3.80%, 01/31/28	345	343,902
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	155	155,063
4.72%, 01/30/32, (1-day SOFR + 1.15%)(b)	225	226,739
4.93%, 05/10/28, (1-day SOFR + 2.06%)(b)	380	383,760
5.20%, 09/11/36, (1-day SOFR + 1.63%)(b)	50	49,879
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	210	216,791
5.27%, 05/10/33, (1-day SOFR + 2.37%)(b)	225	230,707
5.40%, 01/30/37, (1-day SOFR + 1.51%)(b)	375	378,300
5.46%, 07/26/30, (1-day SOFR + 1.56%)(b)	245	254,134
5.47%, 02/01/29, (1-day SOFR + 2.08%)(b)	255	261,437
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	235	244,700
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)(b)	320	337,691
5.88%, 07/26/35, (1-day SOFR + 1.99%)(b)	240	252,811
6.05%, 02/01/35, (1-day SOFR + 2.26%)(b)	243	258,194
6.18%, 01/30/36, (1-day SOFR + 2.04%)(b)	450	468,016
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	335	350,283
6.38%, 06/08/34, (1-day SOFR + 2.86%)(b)	455	493,383
6.70%, 11/29/32	195	216,866
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	415	468,833
7.96%, 11/02/34, (1-day SOFR + 3.37%)(b)	275	323,629
Cboe Global Markets, Inc.
1.63%, 12/15/30	190	169,856
3.00%, 03/16/32	145	135,568
Charles Schwab Corp.(The)
1.65%, 03/11/31	210	186,074
1.95%, 12/01/31	245	217,076
2.00%, 03/20/28	325	313,850
2.30%, 05/13/31	215	196,540
2.45%, 03/03/27	355	350,480
2.75%, 10/01/29	135	129,809
2.90%, 03/03/32	220	203,266
3.20%, 03/02/27	189	187,974
3.20%, 01/25/28	210	208,192
3.25%, 05/22/29	165	162,214
3.30%, 04/01/27	186	185,025
4.00%, 02/01/29	171	172,160
4.34%, 11/14/31, (1-day SOFR + 0.94%)(b)	165	165,853
4.63%, 03/22/30	195	200,566
4.91%, 11/14/36, (1-day SOFR + 1.23%)(b)	175	175,012
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)(b)	265	275,001
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	330	354,306
6.14%, 08/24/34, (1-day SOFR + 2.01%)(b)	335	365,590
6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	275	291,146
CI Financial Corp., 3.20%, 12/17/30	270	247,176
CME Group, Inc.
2.65%, 03/15/32	238	220,076
3.75%, 06/15/28	268	268,144
4.40%, 03/15/30	150	152,745
Eaton Vance Corp., 3.50%, 04/06/27	190	189,424
Enact Holdings, Inc., 6.25%, 05/28/29	235	246,601
55
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Franklin Resources, Inc., 1.60%, 10/30/30	$210	$188,621
Intercontinental Exchange, Inc.
1.85%, 09/15/32	390	335,878
2.10%, 06/15/30	371	343,003
3.10%, 09/15/27	105	103,958
3.63%, 09/01/28	170	168,953
3.75%, 09/21/28	170	169,403
3.95%, 12/01/28	60	60,137
4.00%, 09/15/27	385	386,169
4.20%, 03/15/31	55	55,361
4.35%, 06/15/29	280	283,588
4.60%, 03/15/33	360	365,104
5.25%, 06/15/31	220	231,207
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	110	111,568
Jefferies Financial Group, Inc.
2.63%, 10/15/31	265	235,498
2.75%, 10/15/32	115	100,671
4.15%, 01/23/30	270	265,992
5.50%, 02/15/36	375	367,904
5.88%, 07/21/28	275	284,292
6.20%, 04/14/34	360	376,972
6.45%, 06/08/27	100	102,617
Lazard Group LLC
4.38%, 03/11/29	119	119,345
4.50%, 09/19/28	155	155,875
5.63%, 08/01/35	110	113,875
6.00%, 03/15/31	125	133,196
LPL Holdings, Inc.
4.90%, 04/03/28	45	45,513
5.15%, 06/15/30	155	158,146
5.20%, 03/15/30	70	71,591
5.65%, 03/15/35	120	121,922
5.70%, 05/20/27	205	208,190
5.75%, 06/15/35	125	127,639
6.00%, 05/20/34	115	120,202
6.75%, 11/17/28	260	275,758
Marex Group PLC
5.83%, 05/08/28	10	10,199
6.40%, 11/04/29	120	125,580
Mastercard, Inc.
1.90%, 03/15/31	150	136,127
2.00%, 11/18/31	190	170,937
2.95%, 06/01/29	235	228,888
3.30%, 03/26/27	265	264,043
3.35%, 03/26/30	347	340,924
3.50%, 02/26/28	160	159,887
4.10%, 01/15/28	130	131,084
4.35%, 01/15/32	220	223,018
4.55%, 03/15/28	95	96,579
4.55%, 01/15/35	165	166,074
4.85%, 03/09/33	200	206,751
4.88%, 03/09/28	220	224,909
4.88%, 05/09/34	280	288,634
4.95%, 03/15/32	115	120,102
Nasdaq, Inc.
1.65%, 01/15/31(a)	220	196,376
5.35%, 06/28/28	230	236,679
5.55%, 02/15/34	283	298,173
Nomura Holdings, Inc.
2.17%, 07/14/28	210	200,923
Security	Par (000)	Value
Diversified Financial Services (continued)
2.61%, 07/14/31	$215	$196,124
2.68%, 07/16/30	220	205,664
2.71%, 01/22/29	105	100,997
3.00%, 01/22/32	200	184,458
3.10%, 01/16/30	270	258,913
4.90%, 07/01/30	200	204,560
5.39%, 07/06/27	200	203,448
5.49%, 06/29/35	200	208,453
5.59%, 07/02/27	200	204,020
5.61%, 07/06/29	200	208,895
5.78%, 07/03/34	200	212,513
6.07%, 07/12/28	275	287,164
6.09%, 07/12/33	200	217,133
6.18%, 01/18/33	30	32,638
ORIX Corp.
2.25%, 03/09/31	60	54,684
3.70%, 07/18/27	75	74,817
4.00%, 04/13/32	112	110,302
4.45%, 09/09/30	75	75,852
4.65%, 09/10/29	75	76,775
5.00%, 09/13/27	197	200,173
5.20%, 09/13/32	122	127,609
5.40%, 02/25/35	105	109,668
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	126,446
Radian Group, Inc.
4.88%, 03/15/27	130	130,377
6.20%, 05/15/29	195	204,425
Raymond James Financial, Inc.
4.65%, 04/01/30	199	203,554
4.90%, 09/11/35	95	94,760
Stifel Financial Corp., 4.00%, 05/15/30	150	147,710
Synchrony Financial
2.88%, 10/28/31	325	291,650
3.95%, 12/01/27	230	229,010
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	50	49,670
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	180	182,163
5.15%, 03/19/29	125	127,030
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	150	153,301
5.94%, 08/02/30, (1-day SOFR + 2.13%)(b)	195	202,362
TPG Operating Group II LP
5.38%, 01/15/36(a)	80	79,126
5.88%, 03/05/34	180	186,251
UBS Americas, Inc., 7.13%, 07/15/32	260	299,630
Visa, Inc.
0.75%, 08/15/27	135	129,707
1.10%, 02/15/31	295	259,443
1.90%, 04/15/27	336	329,530
2.05%, 04/15/30	354	330,873
2.75%, 09/15/27	196	193,488
3.80%, 02/12/29	100	100,501
4.10%, 02/12/31	100	101,163
4.40%, 02/12/33	100	101,107
4.70%, 02/12/36	100	101,011
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	75	72,151
5.00%, 09/20/34	110	109,087
5.05%, 03/02/36	50	49,546
Schedule of Investments
56

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co.(The)
2.75%, 03/15/31(a)	$85	$77,588
4.75%, 06/15/29	75	75,152
		52,704,506
Electric — 2.2%
AEP Texas, Inc.
3.95%, 06/01/28	130	129,882
4.70%, 05/15/32	105	106,229
5.40%, 06/01/33	100	104,018
5.45%, 05/15/29	145	151,003
5.70%, 05/15/34	180	190,466
Series I, 2.10%, 07/01/30	187	172,508
AEP Transmission Co. LLC
5.15%, 04/01/34	130	134,310
5.38%, 06/15/35	35	36,542
AES Corp.(The)
2.45%, 01/15/31	245	227,073
5.45%, 06/01/28	235	240,339
5.80%, 03/15/32	175	182,414
Alabama Power Co.
3.05%, 03/15/32	60	56,318
3.75%, 09/01/27	105	105,127
3.94%, 09/01/32	140	137,720
5.10%, 04/02/35	80	82,853
5.85%, 11/15/33	75	81,198
Series 20-A, 1.45%, 09/15/30	150	134,348
Series C, 4.30%, 03/15/31	105	106,018
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(b)	35	34,806
Ameren Corp.
1.75%, 03/15/28	130	124,359
1.95%, 03/15/27	120	117,594
3.50%, 01/15/31	169	163,769
5.00%, 01/15/29	150	154,226
5.00%, 05/15/36	100	100,197
5.38%, 03/15/35	75	77,454
Ameren Illinois Co.
1.55%, 11/15/30	90	80,474
3.80%, 05/15/28	103	103,048
3.85%, 09/01/32	185	180,322
4.95%, 06/01/33	100	103,110
American Electric Power Co., Inc.
2.30%, 03/01/30	143	133,405
3.20%, 11/13/27	130	128,487
5.20%, 01/15/29	300	310,171
5.63%, 03/01/33	191	202,480
5.75%, 11/01/27	135	138,839
5.95%, 11/01/32	107	115,739
6.95%, 12/15/54, (5-year CMT + 2.68%)(b)	125	135,117
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(b)	50	50,269
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(b)	35	35,127
Series J, 4.30%, 12/01/28	124	125,113
Appalachian Power Co.
4.50%, 08/01/32	135	135,180
5.65%, 04/01/34	80	84,384
Series AA, 2.70%, 04/01/31	150	138,991
Series X, 3.30%, 06/01/27	75	74,308
Arizona Public Service Co.
2.20%, 12/15/31	130	115,691
Security	Par (000)	Value
Electric (continued)
2.60%, 08/15/29	$119	$113,367
2.95%, 09/15/27	75	73,942
5.55%, 08/01/33	60	63,027
5.70%, 08/15/34	195	206,676
6.35%, 12/15/32	105	115,431
Atlantic City Electric Co.
2.30%, 03/15/31	85	78,109
4.00%, 10/15/28	105	105,343
Avangrid, Inc., 3.80%, 06/01/29	207	205,400
Baltimore Gas and Electric Co.
2.25%, 06/15/31	147	134,280
5.30%, 06/01/34	130	135,678
5.45%, 06/01/35	215	225,807
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	135	119,411
3.25%, 04/15/28	155	153,371
3.70%, 07/15/30	270	267,330
Black Hills Corp.
2.50%, 06/15/30	105	97,758
3.05%, 10/15/29	117	112,746
4.35%, 05/01/33	65	63,707
4.55%, 01/31/31	125	126,227
5.95%, 03/15/28	110	114,057
6.00%, 01/15/35	95	102,352
6.15%, 05/15/34	120	130,317
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	125	128,858
4.95%, 04/01/33	165	169,405
5.05%, 03/01/35	45	46,040
5.15%, 03/01/34	120	124,608
5.20%, 10/01/28	120	123,966
Series AE, 2.35%, 04/01/31	35	32,061
Series AG, 3.00%, 03/01/32	100	93,117
Series ai., 4.45%, 10/01/32	259	261,018
Series AQ, 4.95%, 08/15/35	40	40,637
Series AR, 4.85%, 04/01/36	55	55,197
Series K2, 6.95%, 03/15/33	65	74,232
CenterPoint Energy, Inc.
2.95%, 03/01/30	98	93,910
5.40%, 06/01/29	300	312,017
5.95%, 04/01/56, (5-year CMT + 2.22%)(b)	25	25,163
6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	75	77,388
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(b)	50	52,579
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(b)	100	106,516
CMS Energy Corp.
3.45%, 08/15/27	80	79,433
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	50	46,641
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	100	98,947
6.50%, 06/01/55, (5-year CMT + 1.96%)(b)	200	208,429
Commonwealth Edison Co.
2.20%, 03/01/30	110	102,851
3.15%, 03/15/32	70	66,125
3.70%, 08/15/28	110	109,856
4.90%, 02/01/33	140	144,065
5.30%, 06/01/34	50	52,599
Series 122, 2.95%, 08/15/27	115	113,784
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	75	76,600
4.90%, 07/01/33	75	76,637
57
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 01/15/30	$100	$103,312
4.95%, 08/15/34	75	76,454
Series A, 2.05%, 07/01/31	110	98,850
Series A, 3.20%, 03/15/27	70	69,662
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	235	216,609
3.80%, 05/15/28	85	85,025
5.20%, 03/01/33	140	146,759
5.38%, 05/15/34	100	105,131
5.50%, 03/15/34	190	201,443
Series 05-A, 5.30%, 03/01/35	40	41,695
Series 20A, 3.35%, 04/01/30	180	175,663
Series B, 3.13%, 11/15/27	95	94,105
Series D, 4.00%, 12/01/28	126	126,825
Constellation Energy Generation LLC
3.90%, 01/08/28	225	225,063
4.40%, 01/15/31	75	75,486
4.63%, 02/01/29(c)	10	9,998
5.00%, 02/01/31(c)	5	5,076
5.60%, 03/01/28	125	128,898
5.80%, 03/01/33	135	144,816
6.13%, 01/15/34	105	114,827
Consumers Energy Co.
3.60%, 08/15/32	95	91,497
3.80%, 11/15/28	143	142,855
4.50%, 01/15/31	125	127,555
4.60%, 05/30/29	150	153,391
4.63%, 05/15/33	190	192,542
4.65%, 03/01/28	155	157,541
4.70%, 01/15/30	170	174,500
4.90%, 02/15/29	95	97,808
5.05%, 05/15/35	65	66,929
Dayton Power & Light Co. (The), 4.55%, 08/15/30	80	80,658
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	50	52,691
6.63%, 02/01/32	65	73,071
Series 2025, 5.30%, 01/15/35	60	62,671
Series A, 2.30%, 12/01/31	105	95,159
Dominion Energy, Inc.
4.25%, 06/01/28	179	180,055
4.35%, 08/15/32	115	114,066
4.60%, 05/15/28	185	187,609
5.00%, 06/15/30	145	149,414
5.38%, 11/15/32	220	230,627
5.45%, 03/15/35	160	165,292
6.00%, 02/15/56, (5-year CMT + 2.26%)(b)	50	50,768
6.20%, 02/15/56, (5-year CMT + 2.01%)(b)	200	203,294
6.63%, 05/15/55, (5-year CMT + 2.21%)(b)	335	347,992
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(b)	150	157,363
Series B, 3.60%, 03/15/27	60	59,841
Series B, 5.95%, 06/15/35	130	139,437
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(b)	300	325,700
Series C, 2.25%, 08/15/31	240	216,736
Series C, 3.38%, 04/01/30	420	408,701
Series E, 6.30%, 03/15/33	30	32,975
Series F, 5.25%, 08/01/33	135	139,813
DTE Electric Co.
2.25%, 03/01/30	150	140,731
4.25%, 05/14/27	15	15,100
Security	Par (000)	Value
Electric (continued)
5.20%, 04/01/33	$140	$146,454
5.20%, 03/01/34	105	109,781
5.25%, 05/15/35	155	160,901
Series A, 1.90%, 04/01/28	150	144,562
Series A, 3.00%, 03/01/32	133	124,689
Series A, 4.85%, 03/01/36	105	105,689
Series C, 2.63%, 03/01/31	155	145,135
DTE Energy Co.
2.95%, 03/01/30	79	75,330
4.88%, 06/01/28	270	275,213
4.95%, 07/01/27	310	313,654
5.05%, 10/01/35	80	80,696
5.10%, 03/01/29	240	246,932
5.20%, 04/01/30	255	264,595
5.85%, 06/01/34	175	188,180
Series C, 3.40%, 06/15/29	124	121,526
Duke Energy Carolinas LLC
2.45%, 08/15/29	137	130,607
2.45%, 02/01/30	130	122,849
2.55%, 04/15/31	150	139,712
2.85%, 03/15/32	110	101,861
3.95%, 11/15/28	170	170,613
4.85%, 03/15/30	120	124,088
4.85%, 01/15/34	130	132,709
4.95%, 01/15/33	280	290,225
5.25%, 03/15/35	140	145,941
6.45%, 10/15/32	85	94,897
Series A, 6.00%, 12/01/28	40	42,167
Duke Energy Corp.
2.45%, 06/01/30	205	192,056
2.55%, 06/15/31	245	225,473
3.15%, 08/15/27	190	188,024
3.40%, 06/15/29	150	147,447
4.30%, 03/15/28	215	216,667
4.50%, 08/15/32	265	267,125
4.85%, 01/05/29	125	128,098
4.95%, 09/15/35	175	175,406
5.00%, 12/08/27	120	122,311
5.45%, 06/15/34	180	188,883
5.75%, 09/15/33	155	165,623
6.45%, 09/01/54, (5-year CMT + 2.59%)(b)	200	210,728
Duke Energy Florida LLC
1.75%, 06/15/30	120	109,297
2.40%, 12/15/31	145	132,472
2.50%, 12/01/29	190	180,920
3.80%, 07/15/28	143	143,152
4.20%, 12/01/30	10	10,065
4.85%, 12/01/35	30	30,225
5.88%, 11/15/33	130	141,175
Duke Energy Indiana LLC
5.25%, 03/01/34	110	115,653
6.12%, 10/15/35	25	27,372
Duke Energy Ohio, Inc.
2.13%, 06/01/30	120	111,105
3.65%, 02/01/29	115	114,531
5.25%, 04/01/33	83	86,755
5.30%, 06/15/35	75	78,120
Duke Energy Progress LLC
2.00%, 08/15/31	175	157,363
3.40%, 04/01/32	90	86,147
3.45%, 03/15/29	126	124,575
Schedule of Investments
58

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 09/01/28	$125	$124,848
4.35%, 03/06/27	50	50,322
5.05%, 03/15/35	215	220,629
5.10%, 03/15/34	130	135,275
5.25%, 03/15/33	120	125,742
Edison International
4.13%, 03/15/28	147	146,247
4.80%, 03/15/31	100	99,948
5.25%, 11/15/28	140	142,641
5.25%, 03/15/32	130	132,381
5.45%, 06/15/29	120	123,211
5.75%, 06/15/27	142	144,149
6.25%, 03/15/30	120	126,782
6.95%, 11/15/29	125	134,477
El Paso Electric Co., 6.00%, 05/15/35	15	15,866
Emera U.S. Finance LP, 2.64%, 06/15/31	110	100,800
Enel Chile SA, 4.88%, 06/12/28	235	238,637
Entergy Arkansas LLC
4.00%, 06/01/28	114	114,469
4.95%, 01/15/36	100	100,940
5.15%, 01/15/33	133	138,478
5.30%, 09/15/33	95	99,619
5.45%, 06/01/34	140	148,111
Entergy Corp.
1.90%, 06/15/28	85	81,216
2.40%, 06/15/31	115	104,375
2.80%, 06/15/30	120	113,428
5.88%, 06/15/56, (5-year CMT + 2.18%)(b)	50	50,296
6.10%, 06/15/56, (5-year CMT + 2.01%)(b)	25	25,215
7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	230	240,738
Entergy Louisiana LLC
1.60%, 12/15/30	95	84,762
2.35%, 06/15/32	100	89,476
3.05%, 06/01/31	122	115,579
3.12%, 09/01/27	125	123,994
3.25%, 04/01/28	100	99,051
4.00%, 03/15/33	160	155,638
4.90%, 04/15/36	110	110,197
5.15%, 09/15/34	220	227,313
5.35%, 03/15/34	110	115,712
Entergy Mississippi LLC
2.85%, 06/01/28	110	107,731
5.00%, 09/01/33	55	56,594
Entergy Texas, Inc.
1.75%, 03/15/31	165	147,121
4.00%, 03/30/29	128	128,330
5.25%, 04/15/35	120	124,301
Evergy Kansas Central, Inc.
3.10%, 04/01/27	100	99,235
4.70%, 03/13/28	105	106,513
5.25%, 03/15/35	129	132,400
5.90%, 11/15/33	65	70,318
Evergy Metro, Inc.
4.95%, 04/15/33	10	10,277
5.13%, 08/15/35	90	91,443
5.40%, 04/01/34	85	89,784
Series 2020, 2.25%, 06/01/30	90	83,879
Evergy, Inc.
2.90%, 09/15/29	265	254,671
6.65%, 06/01/55, (5-year CMT + 2.56%)(b)	100	103,100
Security	Par (000)	Value
Electric (continued)
Eversource Energy
2.55%, 03/15/31	$85	$77,989
2.90%, 03/01/27	180	178,126
3.38%, 03/01/32	135	126,553
4.45%, 12/15/30	85	85,554
4.60%, 07/01/27	140	140,998
5.13%, 05/15/33	200	204,357
5.45%, 03/01/28	285	292,501
5.50%, 01/01/34	140	145,280
5.85%, 04/15/31	205	218,015
5.95%, 02/01/29	190	199,328
5.95%, 07/15/34	145	154,919
Series M, 3.30%, 01/15/28	120	118,448
Series O, 4.25%, 04/01/29	125	125,462
Series R, 1.65%, 08/15/30	149	133,115
Exelon Corp.
2.75%, 03/15/27	120	118,589
3.35%, 03/15/32	115	108,715
4.05%, 04/15/30	304	303,133
4.95%, 06/15/35	64	64,101
4.95%, 03/15/36	225	223,713
5.13%, 03/15/31	115	119,831
5.15%, 03/15/28	240	245,547
5.15%, 03/15/29	105	108,470
5.30%, 03/15/33	220	230,179
5.45%, 03/15/34	150	157,515
5.63%, 06/15/35	40	42,201
6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	200	209,685
FirstEnergy Corp.
2.65%, 03/01/30	130	122,806
Series B, 2.25%, 09/01/30	135	123,973
Series B, 3.90%, 07/15/27	385	385,818
FirstEnergy Transmission LLC
4.55%, 01/15/30	65	65,941
4.75%, 01/15/33	80	80,583
5.00%, 01/15/35	110	111,449
Florida Power & Light Co.
2.45%, 02/03/32	305	278,439
4.40%, 05/15/28	200	202,577
4.63%, 05/15/30	140	143,533
4.70%, 02/15/36	100	100,284
4.80%, 05/15/33	205	210,321
4.95%, 06/01/35	30	30,707
5.00%, 08/01/34	95	98,001
5.05%, 04/01/28	255	261,406
5.10%, 04/01/33	160	166,477
5.15%, 06/15/29	185	192,512
5.30%, 06/15/34	265	279,350
5.63%, 04/01/34	115	124,016
Series A, 3.30%, 05/30/27	100	99,529
Georgia Power Co.
3.25%, 03/30/27	102	101,465
4.00%, 10/01/28	160	160,855
4.55%, 03/15/30	160	163,165
4.65%, 05/16/28	190	193,119
4.70%, 05/15/32	180	184,345
4.85%, 03/15/31	190	196,245
4.95%, 05/17/33	240	247,519
5.20%, 03/15/35	130	134,984
5.25%, 03/15/34	220	229,677
Series B, 2.65%, 09/15/29	149	142,809
59
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Idaho Power Co.
4.85%, 03/01/36	$75	$75,070
5.20%, 08/15/34	70	72,959
Indiana Michigan Power Co., 3.85%, 05/15/28	30	30,001
Interstate Power and Light Co.
2.30%, 06/01/30	80	74,648
3.60%, 04/01/29	110	108,985
4.10%, 09/26/28	145	145,519
4.95%, 09/30/34	60	60,626
5.60%, 06/29/35	135	142,104
5.70%, 10/15/33	90	95,726
IPALCO Enterprises, Inc.
4.25%, 05/01/30	122	120,715
5.75%, 04/01/34	90	92,818
ITC Holdings Corp., 3.35%, 11/15/27	105	103,925
Jersey Central Power & Light Co.
4.15%, 01/15/29(c)	105	105,243
4.40%, 01/15/31(c)	120	120,687
5.10%, 01/15/35	180	184,897
5.15%, 01/15/36(c)	75	76,881
Kentucky Utilities Co., 5.45%, 04/15/33	75	79,352
Louisville Gas and Electric Co., 5.45%, 04/15/33	100	105,627
MidAmerican Energy Co.
3.10%, 05/01/27	123	122,297
3.65%, 04/15/29	212	210,975
5.35%, 01/15/34	130	136,766
5.75%, 11/01/35	10	10,808
6.75%, 12/30/31	40	45,365
Mississippi Power Co., 3.95%, 03/30/28	87	87,158
National Grid PLC
5.42%, 01/11/34	175	182,743
5.60%, 06/12/28	45	46,542
5.81%, 06/12/33	160	170,991
National Grid USA, 5.80%, 04/01/35	75	79,659
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	155	135,422
1.65%, 06/15/31	55	48,382
2.40%, 03/15/30	95	89,307
2.75%, 04/15/32	80	73,484
3.05%, 04/25/27	103	102,181
3.40%, 02/07/28	125	124,134
3.70%, 03/15/29	90	89,499
3.90%, 11/01/28	95	95,061
3.95%, 12/10/27	60	60,192
4.02%, 11/01/32	165	162,869
4.12%, 09/16/27	95	95,417
4.15%, 12/15/32	105	103,733
4.30%, 12/10/30	50	50,419
4.75%, 02/07/28	110	111,874
4.80%, 03/15/28	150	152,834
4.85%, 02/07/29	110	112,911
4.95%, 02/07/30	215	222,563
5.00%, 02/07/31	165	171,392
5.00%, 08/15/34	90	92,888
5.05%, 09/15/28	115	118,062
5.10%, 05/06/27	100	101,368
5.15%, 06/15/29	120	124,431
5.80%, 01/15/33	155	167,733
Series C, 8.00%, 03/01/32	70	84,029
Series D, 4.05%, 02/09/29	125	125,599
Series D, 4.15%, 08/25/28	135	135,931
Security	Par (000)	Value
Electric (continued)
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(b)	$65	$65,845
Series CC, 3.70%, 05/01/29	142	140,970
Series DD, 2.40%, 05/01/30	102	95,364
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	340	325,455
2.25%, 06/01/30	466	432,140
2.44%, 01/15/32	270	243,470
2.75%, 11/01/29	254	243,475
3.50%, 04/01/29	143	141,011
3.55%, 05/01/27	371	369,611
3.80%, 03/15/82, (5-year CMT + 2.55%)(b)	50	49,308
4.40%, 03/01/31	150	151,609
4.63%, 07/15/27	355	358,323
4.69%, 09/01/27	195	197,226
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	105	104,110
4.85%, 02/04/28	150	152,742
4.90%, 02/28/28	290	295,192
4.90%, 03/15/29	210	215,702
5.00%, 02/28/30(a)	130	134,504
5.00%, 07/15/32	255	263,250
5.05%, 03/15/30	245	253,936
5.05%, 02/28/33	235	242,552
5.25%, 03/15/34	280	289,913
5.30%, 03/15/32	155	162,505
5.45%, 03/15/35	255	265,234
5.65%, 05/01/79(b)	90	91,105
6.38%, 08/15/55, (5-year CMT + 2.05%)(b)	300	311,897
6.50%, 08/15/55, (5-year CMT + 1.98%)(b)	200	212,123
6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	200	207,421
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	255	271,297
Northern States Power Co., 2.25%, 04/01/31	122	111,850
Northern States Power Co./MN, 5.05%, 05/15/35	160	164,334
NSTAR Electric Co.
1.95%, 08/15/31	65	57,939
3.20%, 05/15/27	185	183,838
3.25%, 05/15/29	120	117,581
3.95%, 04/01/30	80	79,643
4.85%, 03/01/30	95	97,787
5.20%, 03/01/35	170	175,047
5.40%, 06/01/34	115	120,329
OGE Energy Corp., 5.45%, 05/15/29	100	104,176
Ohio Power Co.
5.00%, 06/01/33	55	56,164
5.65%, 06/01/34	100	105,553
Series P, 2.60%, 04/01/30	102	96,313
Series Q, 1.63%, 01/15/31	70	62,027
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	95	92,276
3.30%, 03/15/30	65	63,059
3.80%, 08/15/28	95	94,937
5.40%, 01/15/33	130	137,057
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	185	176,534
3.70%, 11/15/28	130	129,414
4.15%, 06/01/32	130	128,825
4.30%, 05/15/28	55	55,495
4.50%, 03/20/27(c)	120	120,958
4.55%, 09/15/32	200	202,016
4.65%, 11/01/29	150	153,402
5.35%, 04/01/35(c)	100	104,053
Schedule of Investments
60

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 11/15/33	$245	$262,437
5.75%, 03/15/29	118	123,823
7.00%, 05/01/32	95	108,214
7.25%, 01/15/33	30	34,758
Pacific Gas and Electric Co.
2.10%, 08/01/27	247	240,655
2.50%, 02/01/31	463	423,336
3.00%, 06/15/28	175	170,939
3.25%, 06/01/31	242	228,001
3.30%, 03/15/27	96	95,270
3.30%, 12/01/27	250	246,904
3.75%, 07/01/28	230	228,453
4.20%, 03/01/29	85	85,054
4.40%, 03/01/32	105	103,933
4.55%, 07/01/30	699	702,193
4.65%, 08/01/28	100	101,193
5.00%, 06/04/28	160	162,940
5.05%, 10/15/32	130	132,501
5.20%, 05/01/36	135	135,397
5.45%, 06/15/27	115	116,843
5.55%, 05/15/29	195	202,760
5.70%, 03/01/35	200	208,493
5.80%, 05/15/34	240	252,700
5.90%, 06/15/32	143	151,440
6.00%, 08/15/35	190	202,118
6.10%, 01/15/29	315	330,997
6.15%, 01/15/33	155	166,549
6.40%, 06/15/33	260	283,189
6.95%, 03/15/34	155	174,374
PacifiCorp
2.70%, 09/15/30	120	111,850
3.50%, 06/15/29	118	115,639
4.25%, 03/15/29	75	75,539
5.10%, 02/15/29	130	133,697
5.25%, 06/15/35	30	30,107
5.30%, 02/15/31	185	191,906
5.45%, 02/15/34	290	297,786
7.70%, 11/15/31	90	104,108
PECO Energy Co.
4.88%, 09/15/35	135	136,938
4.90%, 06/15/33	136	139,980
Pinnacle West Capital Corp.
4.90%, 05/15/28	145	147,702
5.15%, 05/15/30	110	113,931
Potomac Electric Power Co., 5.20%, 03/15/34	85	88,669
PPL Capital Funding, Inc.
4.13%, 04/15/30	45	45,028
5.25%, 09/01/34	200	206,501
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	117,626
5.00%, 05/15/33	165	170,276
Progress Energy, Inc.
7.00%, 10/30/31	105	118,678
7.75%, 03/01/31	150	172,870
Public Service Co. of Colorado
1.88%, 06/15/31	190	169,135
3.70%, 06/15/28	122	121,680
4.10%, 06/01/32	90	89,402
5.15%, 09/15/35	110	112,338
5.35%, 05/15/34	210	218,662
Series 35, 1.90%, 01/15/31	115	103,575
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire
4.40%, 07/01/28	$75	$75,945
5.35%, 10/01/33	150	158,378
Series V, 2.20%, 06/15/31	65	59,066
Public Service Co. of Oklahoma
5.20%, 01/15/35	155	158,046
5.25%, 01/15/33	125	129,428
5.45%, 01/15/36	305	316,042
Series J, 2.20%, 08/15/31	100	89,616
Public Service Electric and Gas Co.
1.90%, 08/15/31	120	107,298
2.45%, 01/15/30	85	80,446
3.00%, 05/15/27	140	138,815
3.10%, 03/15/32	140	131,626
3.20%, 05/15/29	90	88,263
3.65%, 09/01/28	95	94,705
3.70%, 05/01/28	122	121,702
4.65%, 03/15/33	155	156,796
4.85%, 08/01/34	165	167,766
4.90%, 12/15/32	110	113,643
4.90%, 08/15/35	90	91,671
5.05%, 03/01/35	115	118,726
5.20%, 08/01/33	25	26,128
5.20%, 03/01/34	110	114,603
Series R, 4.20%, 01/01/31	75	75,506
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	185	165,798
2.45%, 11/15/31	130	117,805
4.90%, 03/15/30	95	97,744
5.20%, 04/01/29	200	206,675
5.40%, 03/15/35	80	83,048
5.45%, 04/01/34	120	125,425
5.85%, 11/15/27	100	103,097
5.88%, 10/15/28	125	130,587
6.13%, 10/15/33	100	108,472
Puget Energy, Inc.
2.38%, 06/15/28	142	136,745
4.10%, 06/15/30	150	148,097
4.22%, 03/15/32	135	131,342
5.73%, 03/15/35	140	144,780
Puget Sound Energy, Inc., 5.33%, 06/15/34	77	80,197
San Diego Gas & Electric Co.
4.95%, 08/15/28	145	148,803
5.40%, 04/15/35	195	203,290
Series VVV, 1.70%, 10/01/30	225	202,675
Series XXX, 3.00%, 03/15/32	185	172,209
Sempra
3.25%, 06/15/27	273	270,568
3.40%, 02/01/28	419	414,562
3.70%, 04/01/29	190	187,913
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	200	197,501
5.50%, 08/01/33	165	173,776
6.40%, 10/01/54, (5-year CMT + 2.63%)(b)	350	356,882
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	100	102,046
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	200	206,116
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(b)	50	49,732
Southern California Edison Co.
2.25%, 06/01/30	120	110,349
2.75%, 02/01/32	65	58,963
2.85%, 08/01/29	129	123,539
61
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.80%, 03/15/33	$175	$175,738
5.15%, 06/01/29	225	231,431
5.20%, 06/01/34	250	253,960
5.25%, 03/15/30	165	170,671
5.30%, 03/01/28	170	173,942
5.45%, 06/01/31	175	183,040
5.45%, 03/01/35	210	215,889
5.65%, 10/01/28	100	103,732
5.85%, 11/01/27	195	200,401
5.95%, 11/01/32	200	214,391
6.00%, 01/15/34	115	122,590
6.65%, 04/01/29	93	98,464
Series 05-E, 5.35%, 07/15/35	100	101,803
Series A, 4.20%, 03/01/29	134	134,090
Series B, 3.65%, 03/01/28	113	112,200
Series D, 4.70%, 06/01/27	155	156,159
Series G, 2.50%, 06/01/31	145	132,382
Southern Co.(The)
4.85%, 06/15/28	180	183,624
4.85%, 03/15/35	95	94,816
5.11%, 08/01/27	190	193,080
5.20%, 06/15/33	195	202,039
5.50%, 03/15/29	240	249,985
5.70%, 10/15/32	90	96,351
5.70%, 03/15/34	250	265,665
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(b)	425	444,973
Series 21-B, 1.75%, 03/15/28	90	86,255
Series A, 3.70%, 04/30/30	234	230,397
Southern Power Co.
Series A, 4.25%, 10/01/30	120	120,540
Series B, 4.90%, 10/01/35	135	134,796
Southwestern Electric Power Co.
5.30%, 04/01/33	75	77,673
Series M, 4.10%, 09/15/28	130	130,202
Southwestern Public Service Co., 5.30%, 05/15/35	105	108,374
System Energy Resources, Inc.
5.30%, 12/15/34	80	81,649
6.00%, 04/15/28	80	82,965
Tampa Electric Co.
2.40%, 03/15/31	110	101,130
4.90%, 03/01/29	135	138,582
5.15%, 03/01/35	105	107,650
Tucson Electric Power Co.
1.50%, 08/01/30	95	84,855
3.25%, 05/15/32	105	98,436
5.20%, 09/15/34	100	103,145
Union Electric Co.
2.15%, 03/15/32	130	115,727
2.95%, 06/15/27	95	94,118
2.95%, 03/15/30	141	135,516
3.50%, 03/15/29	143	141,455
4.80%, 03/15/36	100	100,278
5.20%, 04/01/34	145	151,302
5.25%, 04/15/35	160	166,174
Virginia Electric and Power Co.
2.30%, 11/15/31	130	117,263
2.40%, 03/30/32	65	58,512
4.95%, 03/15/36	225	224,459
5.00%, 04/01/33	195	200,340
5.00%, 01/15/34	165	168,414
Security	Par (000)	Value
Electric (continued)
5.05%, 08/15/34	$140	$142,805
5.15%, 03/15/35	170	174,036
5.30%, 08/15/33	75	78,459
Series A, 2.88%, 07/15/29	160	154,723
Series A, 3.50%, 03/15/27	210	209,251
Series A, 3.80%, 04/01/28	160	159,827
Series B, 3.75%, 05/15/27	155	154,861
Series C, 4.90%, 09/15/35	160	160,460
WEC Energy Group, Inc.
1.38%, 10/15/27	90	86,459
1.80%, 10/15/30	71	63,867
2.20%, 12/15/28	140	133,736
4.75%, 01/15/28	200	203,126
5.15%, 10/01/27	115	116,993
5.63%, 05/15/56, (5-year CMT + 1.91%)(b)	50	50,485
Wisconsin Electric Power Co.
1.70%, 06/15/28	110	105,153
4.15%, 10/15/30	115	115,616
4.60%, 10/01/34	120	120,761
4.75%, 09/30/32	125	128,648
5.00%, 05/15/29	120	123,824
5.63%, 05/15/33	30	32,356
Wisconsin Power and Light Co.
1.95%, 09/16/31	110	97,885
3.00%, 07/01/29	95	92,431
3.05%, 10/15/27	95	93,798
3.95%, 09/01/32	135	131,846
4.95%, 04/01/33	65	66,797
5.38%, 03/30/34	65	67,757
Wisconsin Public Service Corp.
4.25%, 01/15/31	75	75,651
4.55%, 12/01/29	80	81,683
Xcel Energy, Inc.
1.75%, 03/15/27	110	107,588
2.35%, 11/15/31	80	72,058
2.60%, 12/01/29	130	123,309
3.40%, 06/01/30(a)	145	140,762
4.00%, 06/15/28	215	215,351
4.60%, 06/01/32	155	156,115
4.75%, 03/21/28	50	50,769
5.45%, 08/15/33	180	187,771
5.50%, 03/15/34	195	203,399
5.60%, 04/15/35	185	193,248
5.75%, 12/03/56, (5-year CMT + 2.17%)(b)	100	99,969
		85,350,375
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	40	40,037
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	115	104,400
Emerson Electric Co.
1.80%, 10/15/27	155	150,498
1.95%, 10/15/30	160	146,561
2.00%, 12/21/28	260	248,320
2.20%, 12/21/31	255	230,628
5.00%, 03/15/35	130	134,502
		1,054,946
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	115	112,592
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	95	94,344
5.41%, 07/01/32	95	99,233
Schedule of Investments
62

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.60%, 05/29/34	$105	$110,761
Amphenol Corp.
2.20%, 09/15/31	235	213,054
2.80%, 02/15/30	215	205,819
3.80%, 11/15/27	235	235,224
3.90%, 11/15/28	100	100,245
4.13%, 11/15/30	195	195,907
4.35%, 06/01/29	125	126,972
4.38%, 06/12/28	180	182,287
4.40%, 02/15/33	265	265,603
4.63%, 02/15/36	300	298,016
5.00%, 01/15/35	70	71,790
5.05%, 04/05/27	145	146,855
5.05%, 04/05/29	120	124,021
5.25%, 04/05/34	130	136,080
Arrow Electronics, Inc.
2.95%, 02/15/32	137	124,034
3.88%, 01/12/28	125	124,360
5.15%, 08/21/29	135	138,398
5.88%, 04/10/34	130	136,763
Avnet, Inc.
3.00%, 05/15/31	89	82,027
5.50%, 06/01/32	80	83,054
6.25%, 03/15/28	130	134,852
Flex Ltd.
4.88%, 06/15/29	175	178,214
4.88%, 05/12/30	140	142,563
5.25%, 01/15/32	165	169,305
5.38%, 11/13/35	80	80,849
6.00%, 01/15/28	80	82,642
Honeywell International, Inc.
1.10%, 03/01/27	285	277,559
1.75%, 09/01/31	319	282,290
1.95%, 06/01/30	250	230,495
2.70%, 08/15/29	200	192,592
4.25%, 01/15/29	175	177,069
4.50%, 01/15/34	240	241,017
4.65%, 07/30/27	230	232,770
4.70%, 02/01/30	200	205,428
4.75%, 02/01/32	170	174,981
4.88%, 09/01/29	150	154,834
4.95%, 02/15/28	150	153,307
4.95%, 09/01/31	130	135,769
5.00%, 02/15/33	265	276,261
5.00%, 03/01/35	120	123,556
Hubbell, Inc.
2.30%, 03/15/31	75	69,240
3.15%, 08/15/27	80	79,112
3.50%, 02/15/28	125	124,214
4.80%, 11/15/35	70	70,348
Jabil, Inc.
3.00%, 01/15/31	150	140,653
3.60%, 01/15/30	91	88,552
3.95%, 01/12/28	120	119,768
4.20%, 02/01/29	90	90,129
4.25%, 05/15/27	150	150,516
4.75%, 02/01/33	85	84,710
5.45%, 02/01/29	85	88,043
Keysight Technologies, Inc.
3.00%, 10/30/29	147	141,971
4.60%, 04/06/27	204	205,082
Security	Par (000)	Value
Electronics (continued)
4.95%, 10/15/34	$150	$152,965
5.35%, 07/30/30	155	162,387
TD SYNNEX Corp.
2.38%, 08/09/28	155	148,455
2.65%, 08/09/31	155	140,545
4.30%, 01/17/29	110	110,029
5.30%, 10/10/35	125	124,308
6.10%, 04/12/34	115	121,764
Trimble, Inc.
4.90%, 06/15/28	125	126,286
6.10%, 03/15/33	200	213,438
Tyco Electronics Group SA
2.50%, 02/04/32	145	131,962
3.13%, 08/15/27	185	183,620
4.50%, 02/09/31	175	178,085
4.63%, 02/01/30	115	117,881
4.88%, 02/09/36	70	71,058
5.00%, 05/09/35	70	71,667
Vontier Corp.
2.40%, 04/01/28	130	125,545
2.95%, 04/01/31	175	162,519
		10,848,644
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	120	126,472
6.35%, 08/18/28	135	141,833
Jacobs Solutions, Inc.
4.75%, 03/03/31	100	100,132
5.38%, 03/03/36	100	99,881
MasTec, Inc., 5.90%, 06/15/29	105	110,209
		578,527
Environmental Control — 0.2%
Republic Services, Inc.
1.45%, 02/15/31	190	167,601
1.75%, 02/15/32	90	78,597
2.30%, 03/01/30	154	144,445
2.38%, 03/15/33	225	199,000
3.38%, 11/15/27	175	173,966
3.95%, 05/15/28	196	196,578
4.75%, 07/15/30	100	102,764
4.88%, 04/01/29	150	154,120
5.00%, 11/15/29	115	119,161
5.00%, 12/15/33	120	124,938
5.00%, 04/01/34	130	134,680
5.15%, 03/15/35	95	99,071
5.20%, 11/15/34	120	125,508
Veralto Corp.
5.35%, 09/18/28	150	154,851
5.45%, 09/18/33	170	179,104
Waste Connections, Inc.
2.20%, 01/15/32	80	71,734
2.60%, 02/01/30	169	160,967
3.20%, 06/01/32	95	89,676
3.50%, 05/01/29	127	126,005
4.20%, 01/15/33	175	172,892
4.25%, 12/01/28	135	136,211
5.00%, 03/01/34	175	180,679
5.25%, 09/01/35	95	99,405
Waste Management, Inc.
1.15%, 03/15/28	75	71,257
63
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
1.50%, 03/15/31	$185	$163,881
2.00%, 06/01/29	155	146,294
3.15%, 11/15/27	200	198,312
3.88%, 01/15/29	60	60,086
4.15%, 04/15/32	224	224,216
4.50%, 03/15/28	245	248,691
4.63%, 02/15/30	185	189,390
4.63%, 02/15/33	125	127,867
4.65%, 03/15/30	170	174,411
4.80%, 03/15/32	200	206,956
4.88%, 02/15/29	200	205,858
4.88%, 02/15/34	275	284,674
4.95%, 07/03/27	185	187,831
4.95%, 07/03/31	160	166,902
4.95%, 03/15/35	330	339,192
		6,187,771
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	100	108,495
Campbell's Co. (The), 4.55%, 03/21/31	95	95,034
Campbell's Company/The
2.38%, 04/24/30	149	137,975
4.15%, 03/15/28	251	251,697
4.75%, 03/23/35	165	160,186
5.20%, 03/19/27	120	121,522
5.20%, 03/21/29	160	164,552
5.40%, 03/21/34	245	250,473
Conagra Brands, Inc.
1.38%, 11/01/27	250	239,283
4.85%, 11/01/28	303	307,252
5.00%, 08/01/30	85	86,694
5.75%, 08/01/35(a)	120	123,841
7.00%, 10/01/28	95	101,602
8.25%, 09/15/30	110	126,514
Flowers Foods, Inc.
2.40%, 03/15/31	140	122,980
5.75%, 03/15/35(a)	125	123,717
General Mills, Inc.
2.25%, 10/14/31	140	125,550
2.88%, 04/15/30	195	185,380
4.20%, 04/17/28	335	336,243
4.88%, 01/30/30	190	194,917
4.95%, 03/29/33	245	250,338
5.25%, 01/30/35(a)	130	133,422
5.50%, 10/17/28	145	150,393
Hershey Co.(The)
1.70%, 06/01/30	110	100,449
2.45%, 11/15/29	85	80,858
4.25%, 05/04/28	145	146,490
4.50%, 05/04/33	125	127,224
4.55%, 02/24/28	60	61,012
4.75%, 02/24/30(a)	140	144,444
4.95%, 02/24/32	140	146,334
5.10%, 02/24/35	105	110,186
Hormel Foods Corp.
1.70%, 06/03/28	190	181,488
1.80%, 06/11/30	280	255,548
4.80%, 03/30/27	190	191,836
Ingredion, Inc., 2.90%, 06/01/30	170	162,289
J M Smucker Co.(The)
2.13%, 03/15/32	130	114,170
2.38%, 03/15/30	135	126,439
Security	Par (000)	Value
Food (continued)
3.38%, 12/15/27	$150	$148,694
4.25%, 03/15/35	55	52,684
5.90%, 11/15/28	205	214,888
6.20%, 11/15/33	215	235,637
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/36	300	308,072
5.95%, 04/20/35	155	164,542
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 02/02/29	155	150,542
3.00%, 05/15/32	225	204,814
3.63%, 01/15/32	225	213,060
3.75%, 12/01/31	140	133,760
5.75%, 04/01/33	355	373,093
6.75%, 03/15/34	408	454,445
Kellanova
2.10%, 06/01/30	130	120,470
3.40%, 11/15/27	148	147,162
4.30%, 05/15/28	175	176,608
5.25%, 03/01/33	115	120,771
Series B, 7.45%, 04/01/31	130	149,759
Kraft Heinz Foods Co.
3.75%, 04/01/30	185	182,177
3.88%, 05/15/27	315	314,402
4.25%, 03/01/31	115	114,876
4.63%, 01/30/29	110	111,801
5.00%, 07/15/35	85	85,135
5.20%, 03/15/32	120	124,314
5.40%, 03/15/35	145	149,565
6.75%, 03/15/32	85	94,735
Kroger Co.(The)
1.70%, 01/15/31	125	111,281
2.20%, 05/01/30	115	107,075
3.70%, 08/01/27	160	159,698
4.50%, 01/15/29	185	188,116
5.00%, 09/15/34	490	497,880
7.50%, 04/01/31	115	132,065
McCormick & Co., Inc./MD
1.85%, 02/15/31	130	116,131
2.50%, 04/15/30	130	121,948
3.40%, 08/15/27	202	201,027
4.15%, 02/15/29	75	75,516
4.70%, 10/15/34	125	124,909
4.95%, 04/15/33	140	143,542
Mondelez International, Inc.
1.50%, 02/04/31	145	127,686
1.88%, 10/15/32	120	104,222
2.63%, 03/17/27	170	167,887
2.75%, 04/13/30	172	163,104
3.00%, 03/17/32	209	193,880
4.13%, 05/07/28	130	130,414
4.25%, 05/06/28	135	135,934
4.50%, 05/06/30	55	55,813
4.75%, 02/20/29	130	132,992
4.75%, 08/28/34	140	141,010
5.13%, 05/06/35	60	61,919
Pilgrim's Pride Corp.
3.50%, 03/01/32	220	205,287
4.25%, 04/15/31	250	245,133
6.25%, 07/01/33	220	236,980
Schedule of Investments
64

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.88%, 05/15/34	$120	$134,461
Sysco Corp.
2.40%, 02/15/30	135	126,937
2.45%, 12/14/31	170	154,269
3.25%, 07/15/27	221	219,289
4.40%, 07/25/31	75	75,271
4.95%, 03/25/36	75	75,174
5.10%, 09/23/30	165	171,255
5.38%, 09/21/35	35	36,483
5.40%, 03/23/35	145	151,425
5.75%, 01/17/29	145	152,009
5.95%, 04/01/30	240	255,371
6.00%, 01/17/34	115	125,374
Tyson Foods, Inc.
3.55%, 06/02/27	343	341,399
4.35%, 03/01/29	247	249,131
4.88%, 08/15/34	145	146,751
4.95%, 02/20/36	75	75,504
5.40%, 03/15/29	145	150,367
5.70%, 03/15/34	165	175,601
		17,290,353
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	39,625
Georgia-Pacific LLC
7.75%, 11/15/29	155	175,190
8.88%, 05/15/31	120	146,146
International Paper Co., 5.00%, 09/15/35	10	10,095
Suzano Austria GmbH
2.50%, 09/15/28	90	86,137
3.13%, 01/15/32	230	208,729
3.75%, 01/15/31	300	286,096
5.00%, 01/15/30	225	226,207
6.00%, 01/15/29	370	383,658
Suzano Netherlands BV, 5.50%, 01/15/36	210	211,573
		1,773,456
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	202	179,761
2.63%, 09/15/29	202	193,952
3.00%, 06/15/27	225	223,185
5.20%, 08/15/35(a)	90	93,949
5.45%, 10/15/32	25	26,726
5.90%, 11/15/33	190	207,627
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	162	146,061
4.00%, 04/01/28	100	100,197
4.40%, 07/01/32	85	85,387
5.25%, 03/01/28	305	313,050
5.40%, 07/01/34	105	109,715
National Fuel Gas Co.
2.95%, 03/01/31	130	120,660
3.95%, 09/15/27	70	69,858
4.75%, 09/01/28	90	91,305
5.50%, 03/15/30	95	98,903
5.95%, 03/15/35	105	111,883
NiSource, Inc.
1.70%, 02/15/31	289	256,206
2.95%, 09/01/29	204	197,017
3.49%, 05/15/27	280	278,557
Security	Par (000)	Value
Gas (continued)
3.60%, 05/01/30	$240	$235,473
5.20%, 07/01/29	140	144,891
5.25%, 03/30/28	320	327,982
5.35%, 04/01/34	150	156,564
5.35%, 07/15/35	225	232,341
5.40%, 06/30/33	90	94,275
5.75%, 07/15/56, (5-year CMT + 2.04%)(b)	75	75,478
6.38%, 03/31/55, (5-year CMT + 2.53%)(b)	200	208,311
ONE Gas, Inc.
2.00%, 05/15/30	95	87,668
4.25%, 09/01/32	75	75,067
5.10%, 04/01/29	130	134,341
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	115	105,990
3.50%, 06/01/29	157	154,890
5.10%, 02/15/35	85	87,035
5.40%, 06/15/33	95	99,849
Southern California Gas Co.
2.95%, 04/15/27	325	321,922
5.05%, 09/01/34	125	128,485
5.20%, 06/01/33	145	150,904
5.45%, 06/15/35	185	194,593
Series XX, 2.55%, 02/01/30	225	213,488
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	115	116,784
5.15%, 09/15/32	115	119,208
5.75%, 09/15/33	125	133,390
Series 2020-A, 1.75%, 01/15/31	193	172,634
Series A, 4.05%, 09/15/28	100	100,276
Series B, 5.10%, 09/15/35	85	86,542
Southwest Gas Corp.
2.20%, 06/15/30	127	117,260
3.70%, 04/01/28	85	84,573
4.05%, 03/15/32	150	146,817
5.45%, 03/23/28	110	113,022
5.80%, 12/01/27	120	123,531
Spire Missouri, Inc.
4.80%, 02/15/33	55	56,247
Series 2034, 5.15%, 08/15/34	70	72,463
Spire, Inc., 4.60%, 09/01/31	55	55,427
		7,631,720
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	80	74,469
4.63%, 06/15/28	95	96,095
Snap-on, Inc., 3.25%, 03/01/27	25	24,864
Stanley Black & Decker, Inc.
2.30%, 03/15/30	210	194,728
3.00%, 05/15/32	170	156,298
4.25%, 11/15/28	150	150,639
6.00%, 03/06/28	100	103,741
		800,834
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28	163	155,778
1.40%, 06/30/30	186	167,875
3.70%, 03/09/29	550	550,151
4.00%, 03/15/31	625	624,563
4.30%, 03/15/33	625	624,429
4.65%, 03/15/36	625	624,653
65
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Agilent Technologies, Inc.
2.10%, 06/04/30	$130	$119,860
2.30%, 03/12/31	225	205,529
2.75%, 09/15/29	160	153,430
4.20%, 09/09/27	155	155,670
4.75%, 09/09/34	130	130,993
Baxter International, Inc.
1.73%, 04/01/31	155	133,596
2.27%, 12/01/28	260	245,858
2.54%, 02/01/32	355	309,952
3.95%, 04/01/30	135	132,004
4.45%, 02/15/29	105	105,469
4.90%, 12/15/30	145	145,841
5.65%, 12/15/35	150	152,559
Boston Scientific Corp.
2.65%, 06/01/30	330	312,211
4.00%, 03/01/28	110	110,445
Dentsply Sirona, Inc., 3.25%, 06/01/30	188	176,359
DH Europe Finance II SARL, 2.60%, 11/15/29	200	190,702
Edwards Lifesciences Corp., 4.30%, 06/15/28	169	170,012
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	80	80,348
4.80%, 08/14/29	210	215,210
4.80%, 01/15/31	110	112,677
4.95%, 12/15/35	150	150,838
5.50%, 06/15/35	140	146,621
5.65%, 11/15/27	430	441,789
5.86%, 03/15/30	295	313,285
5.91%, 11/22/32	430	465,182
Medtronic Global Holdings SCA
4.25%, 03/30/28	278	280,693
4.50%, 03/30/33	260	262,467
Medtronic, Inc., 4.38%, 03/15/35	415	410,464
Revvity, Inc.
1.90%, 09/15/28	145	137,315
2.25%, 09/15/31	150	133,439
2.55%, 03/15/31	100	91,471
3.30%, 09/15/29	156	151,266
Smith & Nephew PLC
2.03%, 10/14/30	255	231,307
5.15%, 03/20/27	105	106,206
5.40%, 03/20/34	155	161,312
Solventum Corp.
5.40%, 03/01/29	188	195,012
5.45%, 03/13/31	255	267,339
5.60%, 03/23/34	375	391,784
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	175	162,508
Stryker Corp.
1.95%, 06/15/30	260	238,588
3.65%, 03/07/28	150	149,528
4.25%, 09/11/29	215	217,297
4.63%, 09/11/34	105	105,288
4.70%, 02/10/28	170	172,510
4.85%, 12/08/28	160	164,155
4.85%, 02/10/30	160	164,886
5.20%, 02/10/35	205	212,667
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	165	156,813
2.00%, 10/15/31	280	251,613
2.60%, 10/01/29	245	234,574
4.20%, 03/01/31	125	125,920
Security	Par (000)	Value
Health Care - Products (continued)
4.22%, 02/12/31	$40	$40,321
4.47%, 10/07/32	135	136,468
4.55%, 06/15/33	175	177,041
4.79%, 10/07/35	120	121,061
4.80%, 11/21/27	160	162,731
4.90%, 02/12/36	160	162,675
4.95%, 11/21/32	130	134,890
4.98%, 08/10/30	215	223,346
5.00%, 01/31/29	175	180,782
5.09%, 08/10/33	215	224,346
5.20%, 01/31/34	115	120,685
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	230	210,066
5.05%, 02/19/30	165	170,601
5.20%, 09/15/34	160	164,556
5.35%, 12/01/28	140	144,889
5.50%, 02/19/35	110	115,108
		15,289,877
Health Care - Services — 0.8%
Adventist Health System/West
5.43%, 03/01/32	95	98,896
5.76%, 12/01/34	100	105,479
Series 2025, 4.74%, 12/01/30	75	75,919
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	110	110,175
Ascension Health
Series 2025, 4.08%, 11/15/28	55	55,341
Series 2025, 4.29%, 11/15/30	125	126,327
Series 2025, 4.92%, 11/15/35	135	137,832
Series B, 2.53%, 11/15/29	231	220,499
Banner Health
1.90%, 01/01/31	100	90,694
2.34%, 01/01/30	95	89,512
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	130	117,958
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	170	167,225
Series 2018, 4.30%, 07/01/28	105	105,709
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	135	123,396
Centene Corp.
2.45%, 07/15/28	505	476,226
2.50%, 03/01/31	485	420,749
2.63%, 08/01/31	255	221,142
3.00%, 10/15/30	480	432,518
3.38%, 02/15/30	415	385,040
4.25%, 12/15/27	465	462,178
4.63%, 12/15/29	720	702,385
CHRISTUS Health, Series C, 4.34%, 07/01/28	35	35,189
Cigna Group(The)
2.38%, 03/15/31	430	394,312
2.40%, 03/15/30	313	293,937
3.05%, 10/15/27	140	138,405
3.40%, 03/01/27	315	313,536
4.38%, 10/15/28	830	838,197
4.50%, 09/15/30	210	212,855
4.88%, 09/15/32	200	204,490
5.00%, 05/15/29	200	206,045
5.13%, 05/15/31	205	213,265
5.25%, 02/15/34	285	295,277
5.25%, 01/15/36	270	277,189
Schedule of Investments
66

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.40%, 03/15/33	$170	$178,626
CommonSpirit Health
2.78%, 10/01/30	87	81,842
3.35%, 10/01/29	172	167,488
4.35%, 09/01/30	65	65,279
4.98%, 09/01/35	60	60,375
5.21%, 12/01/31	130	135,532
5.32%, 12/01/34	150	154,934
6.07%, 11/01/27	110	113,360
Elevance Health, Inc.
2.25%, 05/15/30	294	272,184
2.55%, 03/15/31	250	230,259
2.88%, 09/15/29	214	205,626
3.65%, 12/01/27	455	453,232
4.00%, 09/15/28	145	145,253
4.10%, 03/01/28	294	294,655
4.10%, 05/15/32	160	157,026
4.60%, 09/15/32	125	126,080
4.75%, 02/15/30	160	163,773
4.75%, 02/15/33	245	247,625
4.95%, 11/01/31	190	195,542
5.00%, 01/15/36	230	231,028
5.15%, 06/15/29	145	149,888
5.20%, 02/15/35	295	302,914
5.38%, 06/15/34	240	249,660
5.50%, 10/15/32	160	168,815
5.95%, 12/15/34	50	53,973
HCA, Inc.
2.38%, 07/15/31	235	212,137
3.13%, 03/15/27	235	233,008
3.38%, 03/15/29	120	117,852
3.50%, 09/01/30	660	639,340
3.63%, 03/15/32	422	401,619
4.13%, 06/15/29	537	537,681
4.30%, 11/15/30	140	140,212
4.60%, 11/15/32	215	215,145
4.90%, 11/15/35	190	189,150
5.00%, 03/01/28	55	56,118
5.20%, 06/01/28	250	256,165
5.25%, 03/01/30	100	103,708
5.45%, 04/01/31	340	355,933
5.45%, 09/15/34	270	280,393
5.50%, 03/01/32	200	209,793
5.50%, 06/01/33	275	287,990
5.60%, 04/01/34	265	278,084
5.63%, 09/01/28	350	360,929
5.75%, 03/01/35	395	418,197
5.88%, 02/01/29	230	239,555
Humana, Inc.
2.15%, 02/03/32(a)	160	139,696
3.13%, 08/15/29	140	134,635
3.70%, 03/23/29	200	196,476
3.95%, 03/15/27	125	124,828
4.88%, 04/01/30	140	141,987
5.38%, 04/15/31	350	360,701
5.55%, 05/01/35	15	15,275
5.75%, 03/01/28	155	159,217
5.75%, 12/01/28	130	134,601
5.88%, 03/01/33	175	183,158
5.95%, 03/15/34	250	262,052
Security	Par (000)	Value
Health Care - Services (continued)
ICON Investments Six DAC
5.85%, 05/08/29	$200	$204,778
6.00%, 05/08/34	70	71,839
IQVIA, Inc.
5.70%, 05/15/28	100	102,915
6.25%, 02/01/29	315	331,092
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	165,043
Laboratory Corp. of America Holdings
2.70%, 06/01/31	120	111,052
2.95%, 12/01/29	86	82,697
3.60%, 09/01/27	183	182,299
4.35%, 04/01/30	190	191,575
4.55%, 04/01/32	140	141,081
4.80%, 10/01/34	190	190,154
OhioHealth Corp., 2.30%, 11/15/31	130	118,640
Orlando Health Obligated Group, 5.48%, 10/01/35	10	10,637
PeaceHealth Obligated Group
4.34%, 11/15/28	15	15,107
4.86%, 11/15/32	20	20,423
Piedmont Healthcare, Inc., 2.04%, 01/01/32	130	115,791
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	135	141,450
5.40%, 10/01/33	95	99,358
Series 19A, 2.53%, 10/01/29	85	80,563
Quest Diagnostics, Inc.
2.80%, 06/30/31	180	167,735
2.95%, 06/30/30	210	200,257
4.20%, 06/30/29	135	135,961
4.60%, 12/15/27	120	121,500
4.63%, 12/15/29	135	137,822
5.00%, 12/15/34	180	184,182
6.40%, 11/30/33	165	184,351
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	111	110,609
SSM Health Care Corp.
4.89%, 06/01/28	65	66,103
Series A, 3.82%, 06/01/27	210	209,830
Stanford Health Care, Series 2020, 3.31%, 08/15/30	120	117,077
Sutter Health
Series 2025, 5.21%, 08/15/32	40	41,967
Series 2025, 5.54%, 08/15/35	115	122,196
Series 20A, 2.29%, 08/15/30	10	9,285
UnitedHealth Group, Inc.
3.70%, 05/15/27	150	149,819
2.00%, 05/15/30	295	272,400
2.30%, 05/15/31	355	323,821
2.88%, 08/15/29	234	226,071
2.95%, 10/15/27	298	294,507
3.38%, 04/15/27	165	164,196
3.85%, 06/15/28	270	270,089
3.88%, 12/15/28	188	188,086
4.00%, 05/15/29	223	223,719
4.20%, 05/15/32	345	343,384
4.25%, 01/15/29	300	303,118
4.40%, 06/15/28	155	156,830
4.50%, 04/15/33	385	384,300
4.60%, 04/15/27	120	120,942
4.63%, 07/15/35	95	94,433
4.65%, 01/15/31	190	194,048
4.70%, 04/15/29	100	102,291
67
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.80%, 01/15/30	$290	$298,321
4.90%, 04/15/31	245	253,141
4.95%, 01/15/32	325	335,189
5.00%, 04/15/34	290	297,515
5.15%, 07/15/34	460	475,099
5.25%, 02/15/28	265	271,949
5.30%, 02/15/30	275	287,513
5.30%, 06/15/35(a)	65	67,787
5.35%, 02/15/33	300	314,918
Universal Health Services, Inc.
2.65%, 10/15/30	185	169,937
2.65%, 01/15/32	140	125,277
4.63%, 10/15/29	125	126,429
5.05%, 10/15/34	115	113,958
UPMC, 5.04%, 05/15/33	30	30,926
		31,303,883
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.70%, 01/23/31(c)	50	49,606
5.88%, 08/30/30	60	60,342
6.55%, 03/15/32	125	127,759
6.70%, 07/29/31	225	232,481
6.90%, 04/13/29	215	223,513
Ares Capital Corp.
2.88%, 06/15/27	165	161,722
2.88%, 06/15/28	290	276,647
3.20%, 11/15/31	175	153,983
5.10%, 01/15/31	120	117,103
5.25%, 04/12/31	75	73,458
5.50%, 09/01/30	175	173,138
5.80%, 03/08/32	250	249,005
5.88%, 03/01/29	235	239,320
5.95%, 07/15/29	200	204,360
Ares Strategic Income Fund
4.85%, 01/15/29(c)	90	88,497
5.15%, 01/15/31(c)	70	67,850
5.45%, 09/09/28(c)	85	84,976
5.55%, 04/15/31(c)	55	54,075
5.60%, 02/15/30	175	172,994
5.70%, 03/15/28	160	161,160
5.80%, 09/09/30(c)	130	129,494
6.20%, 03/21/32	205	205,875
6.35%, 08/15/29	165	168,285
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	70	69,667
5.95%, 03/01/31(a)	25	24,365
Barings BDC, Inc.
5.20%, 09/15/28	35	34,628
7.00%, 02/15/29(a)	80	82,200
Barings Private Credit Corp., 6.15%, 06/11/30(a)(c)	50	49,612
Blackstone Private Credit Fund
3.25%, 03/15/27	160	157,782
4.00%, 01/15/29	155	148,725
4.95%, 09/26/27	110	109,825
5.05%, 09/10/30	85	81,275
5.25%, 04/01/30	85	83,222
5.35%, 03/12/31	50	48,479
5.60%, 11/22/29	130	129,150
5.95%, 07/16/29	200	201,647
6.00%, 01/29/32	255	252,684
6.00%, 11/22/34	215	208,167
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.25%, 01/25/31	$115	$115,799
7.30%, 11/27/28	160	167,251
Blackstone Secured Lending Fund
2.13%, 02/15/27	170	165,687
2.85%, 09/30/28	163	152,684
5.13%, 01/31/31	60	58,166
5.30%, 06/30/30	125	122,938
5.35%, 04/13/28	155	155,094
5.88%, 11/15/27	95	96,409
Blue Owl Capital Corp.
2.88%, 06/11/28	190	177,865
3.13%, 04/13/27	90	87,531
5.95%, 03/15/29(a)	120	119,518
6.20%, 07/15/30(a)	60	59,817
Blue Owl Credit Income Corp.
5.80%, 03/15/30	210	205,922
6.60%, 09/15/29	200	202,055
6.65%, 03/15/31	170	170,897
7.75%, 09/16/27	125	127,482
7.75%, 01/15/29	120	124,661
7.95%, 06/13/28	160	166,029
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	105	104,544
6.75%, 04/04/29(a)	165	164,379
Capital Southwest Corp., 5.95%, 09/18/30(a)	35	34,868
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	25	24,164
6.75%, 02/18/30	15	15,198
Franklin BSP Capital Corp.
6.00%, 10/02/30(c)	50	48,606
7.20%, 06/15/29(a)	115	117,620
FS KKR Capital Corp.
3.13%, 10/12/28	160	145,721
3.25%, 07/15/27	15	14,404
6.13%, 01/15/30(a)	75	71,887
6.13%, 01/15/31	50	47,379
6.88%, 08/15/29	125	123,391
7.88%, 01/15/29	105	107,026
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	25	24,646
5.65%, 09/09/30	80	78,069
6.38%, 03/11/27	50	50,848
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(c)	50	49,672
5.38%, 01/31/29(c)	30	29,977
5.88%, 05/06/28(a)(c)	65	65,767
5.88%, 01/31/31(c)	60	58,971
6.25%, 05/06/30(c)	135	135,285
Golub Capital BDC, Inc.
2.05%, 02/15/27	60	58,343
6.00%, 07/15/29	170	170,519
7.05%, 12/05/28	145	150,858
Golub Capital Private Credit Fund
5.45%, 08/15/28	115	115,036
5.60%, 04/15/31(c)	50	48,726
5.80%, 09/12/29	105	105,445
5.88%, 05/01/30	55	55,002
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	50	51,872
6.38%, 07/01/34	175	180,853
6.75%, 07/15/35	150	157,536
Schedule of Investments
68

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Main Street Capital Corp.
5.40%, 08/15/28	$35	$35,161
6.50%, 06/04/27	120	121,987
6.95%, 03/01/29(a)	70	72,682
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	55	54,907
6.00%, 05/19/30(a)	75	75,164
6.15%, 05/17/29	90	91,879
MSD Investment Corp.
6.13%, 02/05/31(c)	25	24,694
6.25%, 05/31/30(c)	105	105,069
New Mountain Finance Corp.
6.20%, 10/15/27	10	10,062
6.88%, 02/01/29(a)	70	70,687
North Haven Private Income Fund LLC
5.13%, 09/25/28(c)	55	54,417
5.75%, 02/01/30	35	34,531
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	55	54,163
7.10%, 02/15/29	75	75,946
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)(c)	65	64,607
6.50%, 07/23/29	95	97,260
8.40%, 11/14/28	85	91,373
Sixth Street Lending Partners
5.75%, 01/15/30	115	115,368
6.13%, 07/15/30	160	162,052
6.50%, 03/11/29	160	165,262
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	55	54,659
6.13%, 03/01/29(a)	100	101,419
6.95%, 08/14/28	30	30,872
		12,003,709
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	150	144,383
4.85%, 10/15/30	100	103,061
5.00%, 10/15/34	170	174,084
5.50%, 10/15/35	15	15,762
Lennar Corp.
4.75%, 11/29/27	198	199,764
5.00%, 06/15/27	100	100,675
5.20%, 07/30/30	170	176,144
Meritage Homes Corp.
5.13%, 06/06/27	30	30,205
5.65%, 03/15/35	125	129,044
NVR, Inc., 3.00%, 05/15/30	255	243,660
PulteGroup, Inc.
4.25%, 03/01/31	75	74,922
4.90%, 03/01/36	50	50,036
6.00%, 02/15/35	30	32,476
6.38%, 05/15/33(a)	90	100,147
7.88%, 06/15/32	90	106,234
Sekisui House U.S., Inc.
2.50%, 01/15/31	92	82,906
3.85%, 01/15/30	80	77,865
Toll Brothers Finance Corp.
3.80%, 11/01/29	132	130,657
4.35%, 02/15/28	130	130,794
4.88%, 03/15/27	105	105,635
Security	Par (000)	Value
Home Builders (continued)
5.60%, 06/15/35(a)	$110	$116,432
		2,324,886
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	125	123,477
4.40%, 03/15/29	148	147,414
		270,891
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	95	84,632
2.65%, 04/30/30	160	150,869
4.88%, 12/06/28	150	153,062
5.75%, 03/15/33	115	122,871
Church & Dwight Co., Inc.
2.30%, 12/15/31	130	118,115
3.15%, 08/01/27	140	138,775
5.60%, 11/15/32	140	150,701
Clorox Co.(The)
1.80%, 05/15/30	135	122,921
3.10%, 10/01/27	145	143,359
3.90%, 05/15/28	125	125,092
4.40%, 05/01/29	135	136,592
4.60%, 05/01/32	160	162,337
Kimberly-Clark Corp.
1.05%, 09/15/27	195	187,596
2.00%, 11/02/31	165	149,383
3.10%, 03/26/30	215	208,416
3.20%, 04/25/29	181	177,877
3.95%, 11/01/28	170	170,800
4.50%, 02/16/33	115	117,537
		2,620,935
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	95	113,570
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	200	202,485
Aflac, Inc., 3.60%, 04/01/30	220	216,750
Alleghany Corp., 3.63%, 05/15/30	180	177,761
Allstate Corp.(The)
1.45%, 12/15/30	165	145,700
5.05%, 06/24/29	100	103,299
5.25%, 03/30/33	165	172,242
5.35%, 06/01/33	60	63,058
5.55%, 05/09/35	135	143,462
American Financial Group, Inc., 5.00%, 09/23/35	60	59,402
American Financial Group, Inc./OH, 5.25%, 04/02/30	5	5,226
American International Group, Inc.
3.40%, 06/30/30	139	135,394
3.88%, 01/15/35	20	18,720
4.20%, 04/01/28	74	74,259
4.85%, 05/07/30	70	71,866
5.13%, 03/27/33	210	216,699
5.45%, 05/07/35	205	213,803
American National Group, Inc.
5.00%, 06/15/27	175	175,933
5.75%, 10/01/29	45	45,903
6.00%, 07/15/35	160	158,884
Aon Corp.
2.80%, 05/15/30	244	231,408
3.75%, 05/02/29	216	214,210
69
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/28	$107	$108,464
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	130	116,045
2.60%, 12/02/31	115	104,798
2.85%, 05/28/27	250	246,527
5.00%, 09/12/32	112	115,283
5.35%, 02/28/33	170	177,595
Aon North America, Inc.
5.13%, 03/01/27	130	131,326
5.15%, 03/01/29	265	273,250
5.30%, 03/01/31	90	93,966
5.45%, 03/01/34	390	407,119
Arch Capital Group Ltd., 7.35%, 05/01/34	30	35,166
Arthur J Gallagher & Co.
2.40%, 11/09/31	120	107,525
4.60%, 12/15/27	245	247,242
4.85%, 12/15/29	90	92,194
5.00%, 02/15/32	90	91,843
5.15%, 02/15/35	325	329,512
5.45%, 07/15/34	100	103,708
5.50%, 03/02/33	40	41,730
6.50%, 02/15/34	120	132,332
Assurant, Inc.
2.65%, 01/15/32	80	71,789
3.70%, 02/22/30	110	107,636
4.90%, 03/27/28	115	116,489
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	195	183,986
6.13%, 09/15/28	60	62,844
Athene Holding Ltd.
3.50%, 01/15/31	135	127,171
4.13%, 01/12/28	285	283,624
5.88%, 01/15/34(a)	153	155,849
6.15%, 04/03/30	149	156,302
6.63%, 10/15/54, (5-year CMT + 2.61%)(b)	125	121,051
6.65%, 02/01/33	135	144,279
6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	120	115,593
AXA SA, 8.60%, 12/15/30	220	258,760
Axis Specialty Finance LLC, 3.90%, 07/15/29	144	143,199
Axis Specialty Finance PLC, 4.00%, 12/06/27	160	159,692
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	166	149,821
1.85%, 03/12/30	115	106,684
2.30%, 03/15/27	255	251,530
2.88%, 03/15/32	230	216,518
Brighthouse Financial, Inc.
3.70%, 06/22/27	70	69,093
5.63%, 05/15/30(a)	170	171,627
Brown & Brown, Inc.
2.38%, 03/15/31	197	177,016
4.20%, 03/17/32	150	144,918
4.50%, 03/15/29	105	105,573
4.70%, 06/23/28	130	131,392
4.90%, 06/23/30	110	111,726
5.25%, 06/23/32	115	117,149
5.55%, 06/23/35	190	194,006
5.65%, 06/11/34	125	128,464
Chubb INA Holdings LLC
1.38%, 09/15/30	265	236,170
4.65%, 08/15/29	250	256,383
4.90%, 08/15/35	225	228,467
Security	Par (000)	Value
Insurance (continued)
5.00%, 03/15/34	$400	$411,575
Cincinnati Financial Corp.
6.13%, 11/01/34	40	43,256
6.92%, 05/15/28	129	137,054
CNA Financial Corp.
2.05%, 08/15/30	155	141,243
3.45%, 08/15/27	200	198,371
3.90%, 05/01/29	146	144,924
5.13%, 02/15/34	130	132,125
5.20%, 08/15/35	135	135,854
5.50%, 06/15/33	70	73,268
CNO Financial Group, Inc.
5.25%, 05/30/29	145	147,408
6.45%, 06/15/34	165	172,220
Corebridge Financial, Inc.
3.65%, 04/05/27	420	417,822
3.85%, 04/05/29	315	311,308
3.90%, 04/05/32	365	346,681
5.75%, 01/15/34	190	196,380
6.05%, 09/15/33	120	128,424
6.38%, 09/15/54, (5-year CMT + 2.65%)(b)	135	135,507
Enstar Group Ltd.
3.10%, 09/01/31	170	152,976
4.95%, 06/01/29	193	195,751
Equitable Holdings, Inc.
4.35%, 04/20/28	283	284,275
5.59%, 01/11/33	135	140,490
6.70%, 03/28/55, (5-year CMT + 2.39%)(b)	100	104,098
Essent Group Ltd., 6.25%, 07/01/29	135	141,600
F&G Annuities & Life, Inc.
6.25%, 10/04/34	115	109,805
6.50%, 06/04/29	165	169,705
7.40%, 01/13/28	125	129,719
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	76,250
4.63%, 04/29/30	140	141,614
4.85%, 04/17/28	194	197,017
5.63%, 08/16/32	220	230,448
6.00%, 12/07/33	95	101,465
Fidelity National Financial, Inc.
2.45%, 03/15/31	150	134,425
3.40%, 06/15/30	160	152,630
4.50%, 08/15/28	165	166,182
First American Financial Corp.
2.40%, 08/15/31	175	154,264
4.00%, 05/15/30	100	97,213
5.45%, 09/30/34	115	115,659
Globe Life, Inc.
2.15%, 08/15/30	130	118,818
4.55%, 09/15/28	200	201,585
4.80%, 06/15/32	115	115,826
5.85%, 09/15/34	120	126,087
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	109	100,778
2.80%, 08/19/29	155	149,035
5.50%, 09/01/35	55	56,255
Horace Mann Educators Corp.
4.70%, 10/01/30	105	105,496
7.25%, 09/15/28	75	80,305
Jackson Financial, Inc.
3.13%, 11/23/31	155	141,465
Schedule of Investments
70

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.17%, 06/08/27	$105	$106,321
5.67%, 06/08/32	95	97,477
Kemper Corp.
2.40%, 09/30/30	130	114,428
3.80%, 02/23/32	140	128,591
Lincoln National Corp.
3.05%, 01/15/30	190	180,882
3.40%, 01/15/31	115	108,233
3.40%, 03/01/32	60	55,281
3.80%, 03/01/28	155	153,669
5.35%, 11/15/35	115	112,260
5.85%, 03/15/34	80	82,785
Loews Corp.
3.20%, 05/15/30	185	178,511
4.94%, 04/01/36	75	74,751
6.00%, 02/01/35	10	10,921
Manulife Financial Corp.
2.48%, 05/19/27	185	182,114
3.70%, 03/16/32	240	231,682
4.99%, 12/11/35	175	175,482
Markel Group, Inc.
3.35%, 09/17/29	118	114,778
3.50%, 11/01/27	140	138,818
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	170	156,039
2.38%, 12/15/31	130	117,377
4.38%, 03/15/29	390	394,054
4.55%, 11/08/27	325	328,022
4.65%, 03/15/30	240	244,743
4.85%, 11/15/31	250	257,281
4.95%, 03/15/36	100	100,853
5.00%, 03/15/35	510	518,967
5.15%, 03/15/34	110	113,726
5.40%, 09/15/33	150	158,094
5.75%, 11/01/32	107	114,601
5.88%, 08/01/33	45	48,976
Mercury General Corp., 4.40%, 03/15/27	105	104,931
MetLife, Inc.
4.55%, 03/23/30	309	315,626
5.30%, 12/15/34	70	72,784
5.38%, 07/15/33	263	276,784
5.70%, 06/15/35	305	325,452
6.38%, 06/15/34	175	195,140
6.50%, 12/15/32	135	151,728
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	200	208,311
MGIC Investment Corp., 5.25%, 08/15/28	135	134,961
NMI Holdings, Inc., 6.00%, 08/15/29	65	67,614
Old Republic International Corp., 5.75%, 03/28/34	110	115,315
PartnerRe Finance B LLC, 3.70%, 07/02/29	300	295,423
Primerica, Inc., 2.80%, 11/19/31	165	150,880
Principal Financial Group, Inc.
2.13%, 06/15/30	165	151,107
3.70%, 05/15/29	171	169,173
5.38%, 03/15/33	125	130,866
Progressive Corp.(The)
2.50%, 03/15/27	160	157,974
3.00%, 03/15/32	160	148,458
3.20%, 03/26/30	110	106,775
4.00%, 03/01/29	148	148,737
4.95%, 06/15/33	130	133,991
Security	Par (000)	Value
Insurance (continued)
6.25%, 12/01/32	$105	$116,631
6.63%, 03/01/29	90	97,027
Prudential Financial, Inc.
2.10%, 03/10/30(a)	130	121,494
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	125	116,821
3.88%, 03/27/28	217	217,156
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	110	108,510
5.13%, 03/01/52, (5-year CMT + 3.16%)(b)	200	196,910
5.20%, 03/14/35	165	169,106
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	210	212,128
5.75%, 07/15/33	125	136,717
6.00%, 09/01/52, (5-year CMT + 3.23%)(b)	315	326,306
6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	200	210,824
6.75%, 03/01/53, (5-year CMT + 2.85%)(b)	120	128,613
Prudential Funding Asia PLC
3.13%, 04/14/30	256	247,115
3.63%, 03/24/32	135	130,695
Reinsurance Group of America, Inc.
3.15%, 06/15/30	180	171,768
3.90%, 05/15/29	200	198,665
5.75%, 09/15/34	175	182,946
6.00%, 09/15/33	30	32,070
6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	150	155,154
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	110	109,009
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	150	147,441
5.75%, 06/05/33	170	179,235
5.80%, 04/01/35	110	115,187
RLI Corp., 5.38%, 06/01/36	75	74,857
Selective Insurance Group, Inc., 5.90%, 04/15/35	60	63,514
SiriusPoint Ltd., 7.00%, 04/05/29	125	131,703
Stewart Information Services Corp., 3.60%, 11/15/31	145	131,096
Travelers Companies, Inc. (The), 5.05%, 07/24/35	110	112,906
Travelers Property Casualty Corp., 6.38%, 03/15/33	75	84,941
Unum Group
4.00%, 06/15/29	100	99,298
5.25%, 12/15/35	50	49,565
Willis North America, Inc.
2.95%, 09/15/29	203	194,209
4.50%, 09/15/28	150	150,950
4.55%, 03/15/31	150	150,138
4.65%, 06/15/27	235	236,500
5.15%, 03/15/36	70	70,158
5.35%, 05/15/33	220	226,621
		32,350,847
Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	345	316,785
3.40%, 12/06/27(a)	560	556,413
4.50%, 11/28/34	44	44,057
5.25%, 05/26/35	250	262,867
Alphabet, Inc.
0.80%, 08/15/27	320	307,898
1.10%, 08/15/30	495	441,182
3.70%, 02/15/29	460	460,359
3.88%, 11/15/28	125	125,887
4.00%, 05/15/30	230	231,591
4.10%, 11/15/30	405	408,572
4.10%, 02/15/31	430	432,953
4.38%, 11/15/32	145	146,951
71
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.40%, 02/15/33	$350	$353,011
4.50%, 05/15/35	340	342,129
4.70%, 11/15/35	485	490,971
4.80%, 02/15/36	700	711,389
Amazon.com, Inc.
1.20%, 06/03/27	290	281,524
1.50%, 06/03/30	454	411,532
1.65%, 05/12/28	532	510,094
2.10%, 05/12/31	685	623,764
3.15%, 08/22/27	882	877,161
3.30%, 04/13/27	465	463,430
3.45%, 04/13/29	368	365,320
3.60%, 04/13/32	595	579,269
3.90%, 11/20/28	400	402,218
4.10%, 11/20/30	455	458,314
4.35%, 03/20/33	345	347,705
4.55%, 12/01/27	460	467,130
4.65%, 12/01/29	415	427,003
4.65%, 11/20/35	520	522,432
4.70%, 12/01/32	520	537,663
4.80%, 12/05/34	230	238,370
AppLovin Corp.
5.13%, 12/01/29	245	250,218
5.38%, 12/01/31	175	180,241
5.50%, 12/01/34	270	275,164
Baidu, Inc.
3.43%, 04/07/30	50	48,987
3.63%, 07/06/27	200	199,446
4.38%, 03/29/28	55	55,506
4.88%, 11/14/28	50	51,195
Booking Holdings, Inc., 3.55%, 03/15/28	155	153,986
eBay, Inc.
2.60%, 05/10/31	215	197,880
2.70%, 03/11/30	270	255,866
3.60%, 06/05/27	231	230,129
4.25%, 03/06/29	115	115,799
5.13%, 11/06/35	100	100,967
5.95%, 11/22/27	70	72,270
6.30%, 11/22/32	110	120,841
Expedia Group, Inc.
2.95%, 03/15/31	168	156,177
3.25%, 02/15/30	310	297,449
3.80%, 02/15/28	265	263,700
4.63%, 08/01/27	230	231,542
5.40%, 02/15/35	225	227,133
JD.com, Inc., 3.38%, 01/14/30	200	196,237
Meta Platforms, Inc.
3.50%, 08/15/27	690	689,423
3.85%, 08/15/32	745	730,185
4.20%, 11/15/30	530	534,938
4.30%, 08/15/29	170	172,695
4.55%, 08/15/31	310	317,377
4.60%, 05/15/28	220	224,361
4.60%, 11/15/32	300	305,010
4.75%, 08/15/34	590	599,410
4.80%, 05/15/30	265	273,739
4.88%, 11/15/35	430	433,974
4.95%, 05/15/33	500	517,036
Netflix, Inc.
4.88%, 04/15/28	360	367,999
4.90%, 08/15/34	290	298,962
Security	Par (000)	Value
Internet (continued)
5.88%, 11/15/28	$510	$536,195
6.38%, 05/15/29	218	234,170
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	183,787
Uber Technologies, Inc.
4.15%, 01/15/31	165	164,366
4.30%, 01/15/30	345	347,093
4.80%, 09/15/34	405	406,087
4.80%, 09/15/35	220	218,512
VeriSign, Inc.
2.70%, 06/15/31	195	177,635
4.75%, 07/15/27	210	210,038
5.25%, 06/01/32	10	10,223
Weibo Corp., 3.38%, 07/08/30	200	192,091
		24,971,983
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	120	120,604
6.00%, 06/17/34(a)	105	113,697
6.55%, 11/29/27	280	290,957
6.80%, 11/29/32	225	255,145
Gerdau Trade, Inc., 5.75%, 06/09/35	45	46,765
Nucor Corp.
2.70%, 06/01/30	170	161,246
3.13%, 04/01/32	165	155,011
3.95%, 05/01/28	157	157,386
4.30%, 05/23/27	155	155,964
4.65%, 06/01/30	125	127,918
5.10%, 06/01/35	100	103,301
Reliance, Inc., 2.15%, 08/15/30	90	82,421
Steel Dynamics, Inc.
1.65%, 10/15/27	60	57,875
3.25%, 01/15/31	105	100,473
3.45%, 04/15/30	147	142,971
4.00%, 12/15/28	115	115,074
5.25%, 05/15/35	155	158,985
5.38%, 08/15/34	175	181,830
Vale Overseas Ltd.
3.75%, 07/08/30	320	310,156
6.13%, 06/12/33	315	339,151
		3,176,930
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	125	111,098
4.40%, 09/15/32	128	124,400
Brunswick Corp/DE, 5.85%, 03/18/29(a)	110	114,349
Polaris, Inc.
5.60%, 03/01/31	100	101,753
6.95%, 03/15/29	115	121,949
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	10	9,938
4.75%, 05/15/33	175	176,276
5.38%, 01/15/36	345	352,213
7.50%, 10/15/27	10	10,532
		1,122,508
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	105	102,663
3.70%, 01/15/31	115	110,794
5.85%, 08/01/34	130	134,781
Schedule of Investments
72

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hyatt Hotels Corp.
4.38%, 09/15/28	$120	$120,654
5.05%, 03/30/28	135	137,697
5.25%, 06/30/29	105	108,466
5.38%, 12/15/31	140	144,991
5.40%, 12/15/35	90	91,839
5.50%, 06/30/34	85	88,604
5.75%, 04/23/30	130	136,579
5.75%, 03/30/32	100	105,503
Las Vegas Sands Corp.
3.90%, 08/08/29	190	186,000
5.63%, 06/15/28	140	143,393
5.90%, 06/01/27	195	198,348
6.00%, 08/15/29	170	177,853
6.00%, 06/14/30	70	73,497
6.20%, 08/15/34	125	132,000
Marriott International, Inc./MD
4.20%, 07/15/27	115	115,512
4.50%, 10/15/31	145	146,513
4.50%, 05/01/33	75	74,792
4.80%, 03/15/30	105	107,739
4.88%, 05/15/29	100	102,560
4.90%, 04/15/29	200	204,891
5.00%, 10/15/27	240	243,882
5.10%, 04/15/32	105	109,108
5.25%, 10/15/35	105	107,585
5.30%, 05/15/34	235	243,973
5.35%, 03/15/35	205	212,547
5.55%, 10/15/28	205	212,813
Series AA, 4.65%, 12/01/28	35	35,552
Series FF, 4.63%, 06/15/30	275	280,069
Series GG, 3.50%, 10/15/32	240	226,397
Series HH, 2.85%, 04/15/31	265	248,032
Series II, 2.75%, 10/15/33	140	123,983
Series X, 4.00%, 04/15/28	130	130,261
Sands China Ltd.
2.30%, 03/08/27	50	49,080
2.85%, 03/08/29	207	197,952
3.25%, 08/08/31	164	152,599
4.38%, 06/18/30	50	49,452
5.40%, 08/08/28	315	321,592
		5,890,546
Machinery — 0.4%
AGCO Corp.
5.45%, 03/21/27	105	106,245
5.80%, 03/21/34	140	148,001
Caterpillar Financial Services Corp.
1.10%, 09/14/27	190	182,964
3.60%, 08/12/27	190	189,942
3.70%, 01/10/28	80	80,175
3.75%, 02/23/29	125	125,086
3.95%, 11/14/28	175	175,896
4.15%, 01/08/31	85	85,692
4.38%, 08/16/29	115	117,166
4.40%, 10/15/27	165	166,885
4.40%, 03/03/28	110	111,527
4.60%, 11/15/27	250	253,803
4.70%, 11/15/29	260	267,878
4.80%, 01/08/30	95	98,636
4.85%, 02/27/29	165	170,349
5.00%, 05/14/27	195	198,053
Security	Par (000)	Value
Machinery (continued)
Series K, 4.10%, 08/15/28	$100	$100,879
Caterpillar, Inc.
1.90%, 03/12/31	75	68,152
2.60%, 09/19/29	149	143,247
2.60%, 04/09/30	170	162,107
5.20%, 05/15/35	275	288,091
CNH Industrial Capital LLC
4.38%, 03/07/31	60	59,926
4.50%, 10/08/27	130	130,886
4.50%, 10/16/30	120	120,903
4.55%, 04/10/28	155	156,499
4.75%, 03/21/28	115	116,542
5.10%, 04/20/29	125	128,545
5.50%, 01/12/29	120	124,500
CNH Industrial NV, 3.85%, 11/15/27	142	141,681
Deere & Co.
3.10%, 04/15/30	140	135,902
5.38%, 10/16/29	120	126,479
5.45%, 01/16/35	215	229,530
7.13%, 03/03/31	85	97,394
Deere Funding Canada Corp., 4.15%, 10/09/30	90	90,555
Dover Corp.
2.95%, 11/04/29	105	101,184
5.38%, 10/15/35	5	5,346
Eaton Capital ULC, 4.45%, 05/09/30	200	203,367
Flowserve Corp.
2.80%, 01/15/32	136	123,702
3.50%, 10/01/30	145	139,975
GE Vernova, Inc.
4.25%, 02/04/31	100	100,712
4.88%, 02/04/36	160	162,005
IDEX Corp.
2.63%, 06/15/31	155	142,229
3.00%, 05/01/30	150	143,656
4.95%, 09/01/29	45	46,214
Ingersoll Rand, Inc.
5.18%, 06/15/29	155	160,631
5.20%, 06/15/27	185	187,630
5.31%, 06/15/31	130	136,522
5.40%, 08/14/28	130	134,345
5.45%, 06/15/34	165	173,004
5.70%, 08/14/33	230	245,733
John Deere Capital Corp.
1.45%, 01/15/31	160	142,733
1.50%, 03/06/28	105	100,767
1.75%, 03/09/27	115	112,787
2.00%, 06/17/31	175	158,269
2.35%, 03/08/27	125	123,342
2.45%, 01/09/30(a)	125	119,224
2.80%, 09/08/27	130	128,366
2.80%, 07/18/29	155	150,109
3.05%, 01/06/28	105	103,909
3.35%, 04/18/29	150	148,057
3.45%, 03/07/29	148	146,741
3.90%, 06/07/32	120	118,922
4.15%, 09/15/27	220	221,656
4.20%, 07/15/27	180	181,334
4.35%, 09/15/32	170	172,081
4.38%, 10/15/30	130	132,248
4.40%, 09/08/31	210	214,058
4.50%, 01/16/29	250	255,548
73
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.65%, 01/07/28	$105	$106,934
4.70%, 06/10/30	230	237,181
4.75%, 01/20/28	270	275,572
4.85%, 03/05/27	95	96,085
4.85%, 06/11/29	185	190,968
4.85%, 10/11/29	100	103,851
4.90%, 06/11/27	175	177,744
4.90%, 03/03/28	125	128,069
4.90%, 03/07/31	210	218,742
4.95%, 07/14/28	300	308,308
5.10%, 04/11/34	215	224,742
5.15%, 09/08/33	150	158,514
Series 1, 5.05%, 06/12/34	200	208,440
Series I, 4.25%, 06/05/28	180	182,373
Series I, 4.55%, 06/05/30	175	179,306
Nordson Corp.
4.50%, 12/15/29	170	172,329
5.60%, 09/15/28	110	113,817
5.80%, 09/15/33	120	128,290
nVent Finance SARL
2.75%, 11/15/31	95	86,198
4.55%, 04/15/28	128	129,022
5.65%, 05/15/33	130	137,177
Oshkosh Corp.
3.10%, 03/01/30	85	81,693
4.60%, 05/15/28	75	75,739
Otis Worldwide Corp.
2.29%, 04/05/27	140	137,756
2.57%, 02/15/30	394	372,318
5.13%, 11/19/31	45	47,061
5.13%, 09/04/35	45	46,299
5.25%, 08/16/28	210	216,587
Regal Rexnord Corp.
6.05%, 04/15/28	240	248,864
6.30%, 02/15/30	235	251,031
6.40%, 04/15/33	270	293,995
Rockwell Automation, Inc.
1.75%, 08/15/31	125	110,714
3.50%, 03/01/29	145	143,380
Vertiv Holdings Co., 4.85%, 03/15/36	55	54,786
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	293	297,564
4.90%, 05/29/30	105	108,102
5.50%, 05/29/35	120	126,291
5.61%, 03/11/34	45	47,731
Xylem, Inc.
1.95%, 01/30/28	151	145,756
2.25%, 01/30/31(a)	170	155,437
		16,361,288
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	218	206,959
2.88%, 10/15/27	221	218,000
3.05%, 04/15/30	157	151,157
3.38%, 03/01/29	206	202,893
3.63%, 09/14/28	163	162,207
4.80%, 03/15/30	150	154,201
5.15%, 03/15/35	115	118,774
Eaton Corp.
3.10%, 09/15/27	215	213,135
4.00%, 11/02/32	165	163,780
Security	Par (000)	Value
Manufacturing (continued)
4.15%, 03/15/33	$295	$293,961
4.35%, 05/18/28	130	131,599
Parker-Hannifin Corp.
3.25%, 03/01/27	162	161,174
3.25%, 06/14/29	239	234,256
4.20%, 11/21/34	40	39,479
4.25%, 09/15/27	310	311,937
4.50%, 09/15/29	255	259,600
Pentair Finance SARL
4.50%, 07/01/29	100	100,945
5.90%, 07/15/32	117	125,400
Teledyne Technologies, Inc.
2.25%, 04/01/28	170	164,454
2.75%, 04/01/31	288	269,161
Textron, Inc.
2.45%, 03/15/31	180	164,973
3.00%, 06/01/30	145	138,783
3.38%, 03/01/28	85	84,111
3.65%, 03/15/27	70	69,766
3.90%, 09/17/29	93	92,471
4.95%, 03/15/36	50	50,279
5.50%, 05/15/35	120	126,120
6.10%, 11/15/33	85	92,958
		4,502,533
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	320	302,046
2.30%, 02/01/32(a)	230	200,699
2.80%, 04/01/31	420	381,830
3.75%, 02/15/28	251	248,731
4.20%, 03/15/28	300	299,644
4.40%, 04/01/33	235	223,673
5.05%, 03/30/29	316	320,801
5.85%, 12/01/35	435	437,696
6.10%, 06/01/29	335	351,014
6.38%, 10/23/35	245	255,803
6.55%, 06/01/34	345	366,748
6.65%, 02/01/34	235	249,713
Comcast Corp.
1.50%, 02/15/31	445	392,732
1.95%, 01/15/31	380	343,469
2.65%, 02/01/30	390	370,962
3.15%, 02/15/28	462	456,712
3.30%, 04/01/27	270	268,561
3.40%, 04/01/30	348	340,231
3.55%, 05/01/28	223	221,866
4.15%, 10/15/28	951	958,066
4.20%, 08/15/34	265	256,890
4.25%, 10/15/30	338	340,839
4.25%, 01/15/33	407	402,851
4.40%, 08/15/35	35	33,944
4.55%, 01/15/29	200	203,969
4.65%, 02/15/33	255	258,996
4.80%, 05/15/33	232	236,668
4.95%, 05/15/32	155	160,246
5.10%, 06/01/29	260	269,677
5.30%, 06/01/34	240	250,582
5.30%, 05/15/35(a)	195	203,962
5.50%, 11/15/32	250	266,792
5.65%, 06/15/35	25	26,627
Schedule of Investments
74

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.50%, 11/15/35	$205	$231,137
7.05%, 03/15/33	155	178,903
FactSet Research Systems, Inc.
2.90%, 03/01/27	100	98,624
3.45%, 03/01/32	125	114,517
Fox Corp.
3.50%, 04/08/30	195	190,025
4.71%, 01/25/29	435	441,573
6.50%, 10/13/33	300	328,907
Paramount Global
3.38%, 02/15/28	95	91,667
3.70%, 06/01/28	50	48,510
4.20%, 06/01/29	110	105,836
4.20%, 05/19/32	210	184,929
4.95%, 01/15/31	266	248,794
5.50%, 05/15/33	95	85,601
7.88%, 07/30/30	170	179,045
TCI Communications, Inc., 7.13%, 02/15/28	85	90,212
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	175	204,970
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	275	272,730
Series B, 7.00%, 03/01/32	150	171,949
Walt Disney Co.(The)
2.00%, 09/01/29	221	208,386
2.20%, 01/13/28	276	269,378
2.65%, 01/13/31	620	587,089
3.70%, 03/23/27	170	170,052
3.75%, 03/14/29	325	325,181
3.80%, 03/22/30	397	396,511
4.00%, 03/14/31	325	325,651
4.63%, 03/14/36	225	224,265
6.20%, 12/15/34	255	288,342
6.55%, 03/15/33	90	102,444
		16,068,268
Metal Fabricate & Hardware — 0.0%
Timken Co.(The)
4.13%, 04/01/32	110	107,156
4.50%, 12/15/28	120	121,045
		228,201
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	45	43,794
3.75%, 10/01/30	200	193,320
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	270	274,998
4.90%, 02/28/33	160	164,602
5.00%, 02/21/30	250	259,137
5.00%, 02/15/36	40	41,126
5.10%, 09/08/28	160	164,813
5.13%, 02/21/32	195	203,911
5.25%, 09/08/30	220	230,826
5.25%, 09/08/33	365	382,710
5.30%, 02/21/35	285	298,881
Freeport-McMoRan, Inc.
4.13%, 03/01/28	150	149,886
4.25%, 03/01/30	135	135,203
4.38%, 08/01/28	105	105,135
4.63%, 08/01/30	178	180,049
5.00%, 09/01/27	153	153,134
Security	Par (000)	Value
Mining (continued)
5.25%, 09/01/29	$165	$167,488
5.40%, 11/14/34	35	36,559
Kinross Gold Corp., 6.25%, 07/15/33	125	137,497
Newmont Corp.
2.60%, 07/15/32	245	224,856
5.88%, 04/01/35	15	16,286
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	110	107,042
5.35%, 03/15/34	280	295,950
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	57	61,423
6.13%, 12/15/33	100	110,336
7.25%, 03/15/31	140	160,085
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	205	220,162
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	115	115,854
4.50%, 03/14/28	135	136,886
4.88%, 03/14/30	260	268,507
5.00%, 03/14/32	180	187,084
5.00%, 03/09/33	230	238,624
5.25%, 03/14/35	490	512,070
Yamana Gold, Inc., 2.63%, 08/15/31	149	136,285
		6,114,519
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	185	178,677
3.28%, 12/01/28	135	131,693
3.57%, 12/01/31	245	228,935
4.25%, 04/01/28	185	184,269
5.10%, 03/01/30	85	86,398
5.55%, 08/22/34	145	145,995
		955,967
Oil & Gas — 0.9%
Antero Resources Corp., 5.40%, 02/01/36	75	75,075
APA Corp.
4.25%, 01/15/30	110	109,258
6.10%, 02/15/35	85	88,957
BP Capital Markets America, Inc.
1.75%, 08/10/30	235	213,655
2.72%, 01/12/32	430	397,641
3.54%, 04/06/27	140	139,671
3.59%, 04/14/27	168	167,787
3.63%, 04/06/30	279	276,007
3.94%, 09/21/28	285	285,979
4.23%, 11/06/28	431	435,413
4.70%, 04/10/29	255	261,266
4.81%, 02/13/33	545	558,485
4.87%, 11/25/29	155	160,010
4.89%, 09/11/33	365	374,734
4.97%, 10/17/29	195	201,892
4.99%, 04/10/34	220	227,174
5.02%, 11/17/27	275	280,578
5.23%, 11/17/34	440	460,458
BP Capital Markets PLC
3.28%, 09/19/27	365	362,889
3.72%, 11/28/28	228	227,581
Burlington Resources LLC, 7.20%, 08/15/31	115	131,872
Canadian Natural Resources Ltd.
2.95%, 07/15/30	195	186,236
3.85%, 06/01/27	318	317,560
75
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 12/15/29	$105	$108,250
5.40%, 12/15/34	245	253,812
5.85%, 02/01/35	40	42,794
6.45%, 06/30/33	90	99,259
7.20%, 01/15/32	100	113,066
Cenovus Energy, Inc.
2.65%, 01/15/32	135	122,552
4.65%, 03/20/31	120	121,466
5.40%, 03/20/36	90	91,592
Chevron Corp.
2.00%, 05/11/27	260	255,164
2.24%, 05/11/30	353	331,293
Chevron USA, Inc.
1.02%, 08/12/27	195	187,992
3.25%, 10/15/29	165	162,434
3.85%, 01/15/28	97	97,397
3.95%, 08/13/27	150	150,790
4.05%, 08/13/28	130	131,307
4.30%, 10/15/30	250	254,581
4.48%, 02/26/28	235	238,769
4.50%, 10/15/32	295	302,015
4.69%, 04/15/30	255	262,829
4.82%, 04/15/32	170	176,802
4.85%, 10/15/35(a)	210	215,683
4.98%, 04/15/35	175	181,612
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	242,185
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	202,569
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	100	112,600
ConocoPhillips Co.
4.70%, 01/15/30	340	348,518
4.85%, 01/15/32	155	160,736
5.00%, 01/15/35	310	318,736
5.05%, 09/15/33	230	239,300
5.90%, 10/15/32	125	137,287
6.95%, 04/15/29	154	167,920
Continental Resources, Inc./OK, 4.38%, 01/15/28	230	230,328
Coterra Energy, Inc.
3.90%, 05/15/27	180	179,753
4.38%, 03/15/29	118	119,249
5.40%, 02/15/35	165	170,171
5.60%, 03/15/34	125	130,957
Devon Energy Corp.
4.50%, 01/15/30	162	163,519
5.20%, 09/15/34(a)	320	328,130
5.25%, 10/15/27	180	180,067
5.88%, 06/15/28	70	70,050
7.88%, 09/30/31	156	182,473
7.95%, 04/15/32	100	117,780
Diamondback Energy, Inc.
3.13%, 03/24/31	217	205,819
3.50%, 12/01/29	242	236,809
5.15%, 01/30/30	200	207,425
5.20%, 04/18/27	225	227,832
5.40%, 04/18/34	320	332,781
5.55%, 04/01/35	265	277,302
6.25%, 03/15/33	210	229,466
Eni USA, Inc., 7.30%, 11/15/27	124	130,842
EOG Resources, Inc.
3.90%, 04/01/35	45	42,477
4.38%, 04/15/30	222	225,086
Security	Par (000)	Value
Oil & Gas (continued)
4.40%, 07/15/28	$175	$177,275
4.40%, 01/15/31	75	75,887
5.00%, 07/15/32	285	295,687
5.35%, 01/15/36	20	20,778
EQT Corp.
3.90%, 10/01/27	245	244,509
4.50%, 01/15/29	20	20,173
4.75%, 01/15/31	20	20,284
5.00%, 01/15/29	97	98,864
5.70%, 04/01/28	115	118,889
5.75%, 02/01/34	185	195,990
6.38%, 04/01/29	35	36,176
7.00%, 02/01/30	170	186,034
7.50%, 06/01/30	15	16,648
Equinor ASA
2.38%, 05/22/30	213	200,078
3.00%, 04/06/27	43	42,727
3.13%, 04/06/30	340	329,698
3.63%, 09/10/28	245	244,951
4.25%, 06/02/28	110	111,151
4.50%, 09/03/30	50	51,077
4.75%, 11/14/35	75	75,442
5.13%, 06/03/35	225	233,671
7.25%, 09/23/27	150	158,039
Expand Energy Corp.
4.75%, 02/01/32	145	144,782
5.38%, 02/01/29	25	24,963
5.38%, 03/15/30	185	187,903
5.70%, 01/15/35	205	214,670
Exxon Mobil Corp.
2.44%, 08/16/29	309	297,430
2.61%, 10/15/30	480	455,236
3.29%, 03/19/27	212	211,372
3.48%, 03/19/30	462	456,015
Helmerich & Payne, Inc.
2.90%, 09/29/31	130	119,109
4.85%, 12/01/29(a)	85	86,542
5.50%, 12/01/34	125	125,917
Hess Corp.
4.30%, 04/01/27	262	262,983
7.13%, 03/15/33	120	140,203
7.30%, 08/15/31	160	184,776
7.88%, 10/01/29	125	141,713
HF Sinclair Corp.
4.50%, 10/01/30	85	84,637
5.00%, 02/01/28	30	29,994
5.50%, 09/01/32	105	107,436
5.75%, 01/15/31	145	150,457
6.25%, 01/15/35	190	200,107
Marathon Petroleum Corp.
3.80%, 04/01/28	195	194,442
5.15%, 03/01/30	140	145,087
5.70%, 03/01/35(a)	220	231,688
Occidental Petroleum Corp.
5.38%, 01/01/32	230	239,433
5.55%, 10/01/34(a)	290	302,478
6.13%, 01/01/31	340	365,725
6.63%, 09/01/30	335	362,730
7.50%, 05/01/31	240	273,459
7.88%, 09/15/31	85	98,922
8.88%, 07/15/30	110	127,792
Schedule of Investments
76

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Ovintiv, Inc.
5.65%, 05/15/28	$180	$186,463
6.25%, 07/15/33	170	183,363
6.50%, 08/15/34	135	147,979
7.20%, 11/01/31	80	89,644
7.38%, 11/01/31	130	146,750
8.13%, 09/15/30	115	132,351
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	170	168,694
5.15%, 11/15/29	85	86,419
7.15%, 10/01/33	110	120,515
Phillips 66
2.15%, 12/15/30	275	250,931
3.90%, 03/15/28	220	219,768
4.65%, 11/15/34	245	243,110
Phillips 66 Co.
3.15%, 12/15/29	145	140,570
3.75%, 03/01/28	125	124,749
4.95%, 12/01/27	200	203,382
4.95%, 03/15/35	155	156,846
5.25%, 06/15/31	310	323,888
5.30%, 06/30/33	220	228,597
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	75	75,422
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	220,122
2.15%, 01/15/31	230	211,550
Shell Finance U.S., Inc.
2.38%, 11/07/29	268	254,822
2.75%, 04/06/30	380	363,298
3.88%, 11/13/28(c)	382	383,821
4.13%, 11/06/30	180	181,353
4.13%, 05/11/35	120	116,910
4.75%, 01/06/36	155	156,805
Shell International Finance BV
2.38%, 11/07/29	40	37,997
2.75%, 04/06/30	30	28,685
3.88%, 11/13/28(a)	15	15,047
4.13%, 05/11/35	15	15,081
Suncor Energy, Inc.
5.95%, 12/01/34	140	150,339
7.15%, 02/01/32	130	147,169
TotalEnergies Capital International SA
2.83%, 01/10/30	290	280,249
3.46%, 02/19/29	320	317,330
TotalEnergies Capital SA
3.88%, 10/11/28	262	263,347
4.72%, 09/10/34	215	219,253
5.15%, 04/05/34	270	282,847
TotalEnergies Capital USA LLC
4.25%, 01/13/31	15	15,130
4.57%, 01/13/33	15	15,201
4.86%, 01/13/36	20	20,214
Valero Energy Corp.
2.15%, 09/15/27	109	106,111
2.80%, 12/01/31	125	115,528
4.00%, 04/01/29	100	100,027
4.35%, 06/01/28	91	91,707
5.15%, 02/15/30	145	150,304
7.50%, 04/15/32	165	191,575
Security	Par (000)	Value
Oil & Gas (continued)
Viper Energy Partners LLC
4.90%, 08/01/30	$125	$127,675
5.70%, 08/01/35	230	238,244
Woodside Finance Ltd.
4.90%, 05/19/28	10	10,171
5.10%, 09/12/34	330	331,263
5.40%, 05/19/30	30	31,125
5.70%, 05/19/32	25	26,447
6.00%, 05/19/35	265	280,605
		33,408,626
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	125	121,809
3.34%, 12/15/27	344	341,176
4.49%, 05/01/30	140	142,295
Halliburton Co.
2.92%, 03/01/30	255	244,301
4.85%, 11/15/35	225	224,942
NOV, Inc., 3.60%, 12/01/29	137	134,328
Schlumberger Investment SA, 2.65%, 06/26/30	255	242,954
		1,451,805
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	105	106,014
5.63%, 05/26/33	120	127,305
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	127	119,376
2.69%, 05/25/31	200	184,774
4.80%, 03/17/28	135	137,324
5.10%, 03/17/30	50	51,738
5.50%, 03/17/35	165	173,585
Amcor Group Finance PLC, 5.45%, 05/23/29	155	161,282
AptarGroup, Inc.
3.60%, 03/15/32	78	74,417
4.75%, 03/30/31	110	111,631
Berry Global, Inc.
5.50%, 04/15/28	65	67,055
5.65%, 01/15/34	195	206,023
5.80%, 06/15/31	190	202,406
Packaging Corp. of America
3.00%, 12/15/29	157	151,271
3.40%, 12/15/27	160	158,688
5.20%, 08/15/35	70	71,742
5.70%, 12/01/33	95	101,228
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	210	218,899
Smurfit Westrock Financing DAC
5.19%, 01/15/36	200	203,724
5.42%, 01/15/35	200	207,561
Sonoco Products Co.
2.85%, 02/01/32	120	110,085
3.13%, 05/01/30	160	152,831
4.60%, 09/01/29	55	55,763
5.00%, 09/01/34(a)	165	166,421
WestRock MWV LLC
7.95%, 02/15/31	25	28,837
8.20%, 01/15/30	134	153,407
WRKCo, Inc.
3.00%, 06/15/33	130	117,313
3.90%, 06/01/28	117	116,859
77
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
4.00%, 03/15/28	$170	$170,239
4.20%, 06/01/32	30	29,447
4.90%, 03/15/29	147	150,411
		4,087,656
Pharmaceuticals — 1.2%
AbbVie, Inc.
3.20%, 11/21/29	1,261	1,231,660
3.78%, 03/03/28	225	225,310
4.13%, 03/15/31	170	170,524
4.25%, 11/14/28	433	438,190
4.40%, 03/15/33	300	301,301
4.50%, 05/14/35	545	540,057
4.55%, 03/15/35	335	333,390
4.65%, 03/15/28	305	310,224
4.75%, 03/15/36	195	196,073
4.80%, 03/15/27	515	519,767
4.80%, 03/15/29	590	606,117
4.88%, 03/15/30	265	274,016
4.95%, 03/15/31	340	353,850
5.05%, 03/15/34	685	711,013
5.20%, 03/15/35	240	249,997
Astrazeneca Finance LLC
1.75%, 05/28/28	295	282,421
2.25%, 05/28/31	204	186,961
4.00%, 03/02/31	90	90,140
4.30%, 03/02/33	100	100,259
4.60%, 03/02/36	100	99,983
4.85%, 02/26/29	290	298,716
4.88%, 03/03/28	260	265,729
4.88%, 03/03/33	135	140,307
4.90%, 03/03/30	165	170,848
4.90%, 02/26/31	255	264,970
5.00%, 02/26/34	345	358,926
AstraZeneca PLC
1.38%, 08/06/30	322	288,892
3.13%, 06/12/27	179	177,925
4.00%, 01/17/29	268	269,801
Becton Dickinson & Co.
1.96%, 02/11/31	270	242,811
2.82%, 05/20/30	150	142,678
3.70%, 06/06/27	434	432,515
4.30%, 08/22/32	115	114,872
4.69%, 02/13/28	180	182,328
4.87%, 02/08/29	55	56,343
5.11%, 02/08/34	135	138,964
Bristol-Myers Squibb Co.
1.13%, 11/13/27	120	115,130
1.45%, 11/13/30	270	241,217
2.95%, 03/15/32	435	406,373
3.40%, 07/26/29	490	482,908
3.45%, 11/15/27	160	159,640
4.90%, 02/22/29	5	5,162
5.10%, 02/22/31	290	303,201
5.20%, 02/22/34	615	643,394
5.75%, 02/01/31	245	263,008
5.90%, 11/15/33	116	127,260
Cardinal Health, Inc.
3.41%, 06/15/27	335	332,887
4.50%, 09/15/30	140	141,946
5.00%, 11/15/29	80	82,435
5.13%, 02/15/29	105	108,295
Security	Par (000)	Value
Pharmaceuticals (continued)
5.15%, 09/15/35	$95	$97,208
5.35%, 11/15/34	215	223,448
5.45%, 02/15/34	115	120,951
Cencora, Inc.
2.70%, 03/15/31	300	279,633
2.80%, 05/15/30	90	85,479
3.45%, 12/15/27	190	188,573
3.95%, 02/13/29	95	95,049
4.25%, 11/15/30	35	35,132
4.60%, 02/13/33	50	50,355
4.63%, 12/15/27	135	136,657
4.85%, 12/15/29	190	195,485
4.90%, 02/13/36	225	226,541
5.13%, 02/15/34	80	82,916
5.15%, 02/15/35	35	36,169
CVS Health Corp.
1.30%, 08/21/27	542	521,882
1.75%, 08/21/30	290	260,611
1.88%, 02/28/31	275	245,005
2.13%, 09/15/31	210	186,374
3.25%, 08/15/29	392	381,160
3.63%, 04/01/27	180	179,395
3.75%, 04/01/30	333	327,665
4.30%, 03/25/28	1,075	1,081,120
4.88%, 07/20/35	85	84,355
5.00%, 01/30/29	255	261,577
5.00%, 09/15/32	140	143,614
5.13%, 02/21/30	340	350,552
5.25%, 01/30/31	170	176,999
5.25%, 02/21/33	400	414,922
5.30%, 06/01/33	265	274,536
5.40%, 06/01/29	230	239,053
5.45%, 09/15/35	390	402,104
5.55%, 06/01/31	230	242,536
5.70%, 06/01/34	280	295,295
6.25%, 06/01/27	85	87,361
Eli Lilly & Co.
3.10%, 05/15/27	139	138,163
3.38%, 03/15/29	230	227,706
4.00%, 10/15/28	285	287,412
4.15%, 08/14/27	175	176,275
4.20%, 08/14/29	240	243,244
4.25%, 03/15/31	225	228,120
4.50%, 02/09/29	225	230,078
4.55%, 02/12/28	270	274,474
4.55%, 10/15/32	215	219,367
4.60%, 08/14/34	290	294,434
4.70%, 02/27/33	205	210,901
4.70%, 02/09/34	330	338,318
4.75%, 02/12/30	270	278,869
4.90%, 02/12/32	210	218,651
4.90%, 10/15/35	265	271,390
5.10%, 02/12/35	190	198,128
5.50%, 03/15/27(a)	120	122,322
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	295	290,902
4.32%, 03/12/27	75	75,459
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	420	421,869
4.50%, 04/15/30	200	204,680
4.88%, 04/15/35	185	188,689
Schedule of Investments
78

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.38%, 04/15/34	$115	$123,117
Johnson & Johnson
0.95%, 09/01/27	140	134,818
1.30%, 09/01/30	345	311,405
2.90%, 01/15/28	382	378,149
2.95%, 03/03/27	265	263,468
4.38%, 12/05/33	35	35,641
4.50%, 03/01/27	175	176,757
4.55%, 03/01/28	215	218,958
4.70%, 03/01/30	250	259,132
4.80%, 06/01/29	275	284,725
4.85%, 03/01/32	295	309,349
4.90%, 06/01/31	295	309,476
4.95%, 05/15/33	190	201,473
4.95%, 06/01/34	270	285,830
5.00%, 03/01/35(a)	239	251,399
6.95%, 09/01/29	125	138,360
McKesson Corp.
3.95%, 02/16/28	129	129,217
4.25%, 09/15/29	170	171,731
4.65%, 05/30/30	155	158,619
4.90%, 07/15/28	70	71,751
4.95%, 05/30/32	205	213,116
5.10%, 07/15/33	130	135,725
5.25%, 05/30/35	165	173,096
Merck & Co., Inc.
1.45%, 06/24/30	285	258,068
1.70%, 06/10/27	365	356,582
1.90%, 12/10/28	240	229,057
2.15%, 12/10/31	555	501,720
3.40%, 03/07/29	385	381,364
3.85%, 09/15/27	190	190,852
3.85%, 03/15/29	135	135,462
4.05%, 05/17/28	120	120,965
4.15%, 09/15/30	175	176,790
4.15%, 03/15/31	180	181,339
4.30%, 05/17/30	175	177,699
4.45%, 12/04/32	90	91,187
4.50%, 05/17/33	485	493,515
4.55%, 09/15/32	200	204,671
4.75%, 12/04/35	145	146,405
4.95%, 09/15/35	195	199,916
6.50%, 12/01/33	45	51,278
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	110	116,317
Mylan, Inc., 4.55%, 04/15/28	155	155,735
Novartis Capital Corp.
2.20%, 08/14/30	340	316,986
3.10%, 05/17/27	263	261,498
3.80%, 09/18/29	240	240,161
3.90%, 11/05/28	155	155,682
4.00%, 09/18/31	275	275,874
4.10%, 11/05/30	160	160,985
4.20%, 09/18/34	310	307,456
4.30%, 11/05/32	140	141,098
4.60%, 11/05/35	135	135,692
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	925	937,990
4.65%, 05/19/30	395	404,659
4.75%, 05/19/33	1,125	1,148,324
Pfizer, Inc.
1.70%, 05/28/30	267	244,257
Security	Par (000)	Value
Pharmaceuticals (continued)
1.75%, 08/18/31	$290	$258,792
2.63%, 04/01/30	306	290,961
3.45%, 03/15/29	432	428,909
3.60%, 09/15/28	238	237,874
3.88%, 11/15/27	115	115,528
4.20%, 11/15/30	120	121,174
4.50%, 11/15/32	215	218,349
4.88%, 11/15/35	215	219,114
Pharmacia LLC, 6.60%, 12/01/28	135	144,625
Sanofi SA
3.63%, 06/19/28	290	289,741
3.75%, 11/03/27	120	120,262
3.80%, 11/03/28	100	100,115
4.20%, 11/03/32	105	105,293
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	535	493,734
5.00%, 11/26/28	382	391,020
5.30%, 07/05/34	200	208,560
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	400	411,294
Viatris, Inc.
2.30%, 06/22/27	140	136,515
2.70%, 06/22/30	320	295,542
Wyeth LLC, 6.50%, 02/01/34	240	271,497
Zoetis, Inc.
2.00%, 05/15/30	225	207,676
3.00%, 09/12/27	235	232,336
3.90%, 08/20/28	238	238,239
4.15%, 08/17/28	125	125,943
5.00%, 08/17/35	110	112,156
5.60%, 11/16/32	210	224,877
		46,964,919
Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31	120	114,667
3.60%, 09/01/32	129	121,990
4.45%, 07/15/27	150	150,646
4.80%, 05/03/29	155	157,909
5.38%, 02/15/36	65	65,998
5.63%, 08/01/34	120	126,971
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	270	266,166
5.13%, 06/30/27	287	289,744
Cheniere Energy Partners LP
3.25%, 01/31/32	250	233,154
4.00%, 03/01/31	375	367,764
4.50%, 10/01/29	325	326,739
5.55%, 10/30/35	230	239,202
5.75%, 08/15/34	290	306,279
5.95%, 06/30/33	332	355,936
Cheniere Energy, Inc.
4.63%, 10/15/28	420	419,833
5.65%, 04/15/34	310	325,978
DCP Midstream Operating LP
3.25%, 02/15/32	115	107,110
5.13%, 05/15/29	155	159,398
5.63%, 07/15/27	175	178,238
8.13%, 08/16/30	88	102,360
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	155	166,083
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	124	119,764
79
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
2.50%, 08/01/33	$250	$218,116
3.13%, 11/15/29	250	241,709
3.70%, 07/15/27	200	199,451
4.20%, 11/20/28	120	120,679
4.50%, 02/15/31	135	136,316
4.60%, 06/20/28	90	91,240
4.90%, 06/20/30	150	154,350
5.20%, 11/20/35	115	117,270
5.25%, 04/05/27	160	162,152
5.30%, 04/05/29	180	186,502
5.55%, 06/20/35	225	235,768
5.63%, 04/05/34	300	317,267
5.70%, 03/08/33	545	579,142
6.00%, 11/15/28	185	194,774
6.20%, 11/15/30	185	200,238
7.20%, 06/27/54, (5-year CMT + 2.97%)(b)	105	113,141
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)	75	80,031
Energy Transfer LP
3.75%, 05/15/30	370	363,892
4.00%, 10/01/27	175	175,227
4.15%, 09/15/29	125	125,303
4.20%, 04/15/27	182	182,437
4.40%, 03/15/27	162	162,534
4.90%, 03/15/35	115	114,684
4.95%, 05/15/28	187	190,529
4.95%, 06/15/28	244	248,792
5.20%, 04/01/30	45	46,774
5.25%, 04/15/29	351	362,456
5.25%, 07/01/29	300	311,127
5.35%, 01/15/36	205	208,274
5.50%, 06/01/27	213	216,234
5.55%, 02/15/28	205	210,979
5.55%, 05/15/34	280	291,712
5.60%, 09/01/34	285	297,907
5.70%, 04/01/35	280	294,210
5.75%, 02/15/33	330	350,339
6.10%, 12/01/28	130	136,824
6.40%, 12/01/30	250	272,370
6.55%, 12/01/33	370	409,804
Enterprise Products Operating LLC
2.80%, 01/31/30	285	273,074
3.13%, 07/31/29	288	281,087
4.15%, 10/16/28	270	272,188
4.30%, 06/20/28	245	247,549
4.60%, 01/15/31	360	367,822
4.85%, 01/31/34	290	296,293
4.95%, 02/15/35	65	66,552
5.20%, 01/15/36	85	87,630
5.35%, 01/31/33	260	274,680
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(b)	137	137,342
Series D, 6.88%, 03/01/33	185	212,508
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(b)	200	200,502
Series H, 6.65%, 10/15/34	75	85,046
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	125	133,558
7.30%, 08/15/33	60	69,861
7.40%, 03/15/31	60	68,582
7.75%, 03/15/32	90	105,393
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan, Inc.
2.00%, 02/15/31	$187	$169,402
4.30%, 03/01/28	290	292,414
4.80%, 02/01/33	185	188,271
5.00%, 02/01/29	285	293,584
5.10%, 08/01/29	150	155,307
5.15%, 06/01/30	115	119,653
5.20%, 06/01/33	365	380,894
5.30%, 12/01/34	180	186,687
5.40%, 02/01/34	230	241,531
5.85%, 06/01/35	200	214,852
7.75%, 01/15/32	235	276,149
7.80%, 08/01/31	105	122,893
MPLX LP
2.65%, 08/15/30	355	332,502
4.00%, 03/15/28	245	245,119
4.13%, 03/01/27	340	340,355
4.25%, 12/01/27	130	130,569
4.80%, 02/15/29	165	168,194
4.80%, 02/15/31	240	245,010
4.95%, 09/01/32	237	241,469
5.00%, 01/15/33	170	172,692
5.00%, 03/01/33	255	259,205
5.30%, 04/01/36	125	126,058
5.40%, 04/01/35	225	230,183
5.40%, 09/15/35	335	341,996
5.50%, 06/01/34	360	373,086
Northwest Pipeline LLC, 4.00%, 04/01/27	90	90,022
ONEOK, Inc.
3.10%, 03/15/30	180	172,412
3.25%, 06/01/30	105	100,787
3.40%, 09/01/29	141	137,879
4.00%, 07/13/27	131	131,101
4.25%, 09/24/27	315	316,458
4.35%, 03/15/29	150	150,933
4.40%, 10/15/29	155	156,246
4.55%, 07/15/28	225	227,469
4.75%, 10/15/31	295	299,090
4.95%, 10/15/32	175	177,928
5.05%, 11/01/34	365	366,300
5.38%, 06/01/29	135	139,859
5.40%, 10/15/35	230	234,425
5.65%, 11/01/28	155	161,139
5.65%, 09/01/34	110	114,847
5.80%, 11/01/30	115	121,889
6.00%, 06/15/35	20	21,303
6.05%, 09/01/33	395	424,211
6.10%, 11/15/32	180	194,306
6.35%, 01/15/31	125	135,375
Plains All American Pipeline LP, 5.95%, 06/15/35	195	205,849
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	210	205,814
3.80%, 09/15/30	225	220,843
4.70%, 01/15/31	95	96,464
5.60%, 01/15/36	295	302,702
5.70%, 09/15/34	115	120,034
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	334	335,255
4.50%, 05/15/30	467	472,127
5.00%, 03/15/27	339	340,578
Schedule of Investments
80

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	$160	$161,660
5.03%, 10/01/29	110	112,422
5.58%, 10/01/34	300	305,649
Targa Resources Corp.
4.20%, 02/01/33	195	189,462
4.35%, 01/15/29	160	161,206
4.35%, 04/15/31	60	59,996
4.90%, 09/15/30	150	153,931
5.20%, 07/01/27	223	226,563
5.50%, 02/15/35	85	87,942
5.55%, 08/15/35	305	316,094
5.65%, 02/15/36	100	104,008
6.13%, 03/15/33	195	210,943
6.15%, 03/01/29	250	264,373
6.50%, 03/30/34	265	293,402
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	255	247,621
4.88%, 02/01/31	250	253,130
5.00%, 01/15/28	55	55,018
5.50%, 03/01/30	220	223,826
TC PipeLines LP, 3.90%, 05/25/27	140	139,750
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	65	67,060
7.00%, 10/15/28	90	96,793
Texas Eastern Transmission LP, 7.00%, 07/15/32	120	136,475
TransCanada PipeLines Ltd.
4.10%, 04/15/30	355	354,419
4.25%, 05/15/28	333	334,826
4.63%, 03/01/34	310	307,933
5.60%, 03/31/34	85	90,128
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	150	156,033
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	170	164,501
4.00%, 03/15/28	115	115,140
5.10%, 03/15/36(c)	20	20,362
Valero Energy Partners LP, 4.50%, 03/15/28	90	90,829
Western Midstream Operating LP
4.05%, 02/01/30	255	251,866
4.50%, 03/01/28	50	50,377
4.75%, 08/15/28	110	111,594
4.80%, 03/01/31	75	75,653
5.45%, 11/15/34	160	162,690
5.50%, 12/15/35	45	45,399
6.15%, 04/01/33	210	224,527
6.35%, 01/15/29	125	132,046
Williams Companies, Inc.(The)
2.60%, 03/15/31	349	322,745
3.50%, 11/15/30	237	229,631
3.75%, 06/15/27	344	343,228
4.63%, 06/30/30	165	167,891
4.65%, 08/15/32	275	278,307
4.80%, 11/15/29	95	97,293
4.90%, 03/15/29	255	261,530
5.15%, 03/15/34	295	302,319
5.15%, 03/15/36	250	252,777
5.30%, 08/15/28	125	129,030
5.30%, 09/30/35	160	164,243
5.60%, 03/15/35	225	236,364
5.65%, 03/15/33	235	248,574
Security	Par (000)	Value
Pipelines (continued)
8.75%, 03/15/32	$75	$91,432
Series A, 7.50%, 01/15/31	75	85,678
		37,990,559
Private Equity — 0.0%
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	125	123,256
KKR & Co., Inc., 5.10%, 08/07/35	160	157,866
		281,122
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	184	168,070
4.80%, 06/15/30	110	112,130
4.90%, 01/15/33	105	106,233
5.50%, 04/01/29	165	171,362
5.50%, 06/15/35	100	103,471
5.95%, 08/15/34	230	245,866
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	80	85,544
		992,676
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	120	115,075
2.60%, 06/15/33	65	56,667
2.90%, 10/01/30	106	100,238
4.80%, 10/01/32	75	76,179
5.60%, 06/15/35	80	84,398
5.63%, 06/15/34	75	79,205
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	210	174,466
2.00%, 05/18/32	215	184,539
2.75%, 12/15/29	130	123,400
2.95%, 03/15/34	185	160,980
3.38%, 08/15/31	175	164,816
3.95%, 01/15/28	130	129,719
4.50%, 07/30/29	75	75,613
4.70%, 07/01/30	125	126,805
4.75%, 04/15/35	85	82,801
4.90%, 12/15/30	144	147,016
5.25%, 03/15/36	150	149,958
5.50%, 10/01/35	130	133,493
American Assets Trust LP
3.38%, 02/01/31	120	110,430
6.15%, 10/01/34	75	76,692
American Homes 4 Rent LP
2.38%, 07/15/31	125	112,557
3.63%, 04/15/32	139	131,895
4.25%, 02/15/28	135	135,273
4.90%, 02/15/29	185	188,365
4.95%, 06/15/30	55	56,073
5.25%, 03/15/35	85	85,707
5.50%, 02/01/34	160	164,962
5.50%, 07/15/34	100	102,901
American Tower Corp.
1.50%, 01/31/28	145	138,595
1.88%, 10/15/30	177	159,681
2.10%, 06/15/30	185	169,752
2.30%, 09/15/31	217	195,190
2.70%, 04/15/31	185	171,731
2.90%, 01/15/30	173	165,251
3.55%, 07/15/27	200	198,879
3.60%, 01/15/28	170	168,772
3.65%, 03/15/27	170	169,434
81
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 08/15/29	$389	$385,288
3.95%, 03/15/29	164	163,424
4.05%, 03/15/32	210	206,672
4.70%, 12/15/32	65	65,652
4.90%, 03/15/30	190	195,243
5.00%, 01/31/30	125	128,689
5.20%, 02/15/29	150	154,800
5.25%, 07/15/28	170	174,805
5.35%, 03/15/35	170	176,308
5.40%, 01/31/35	145	150,707
5.45%, 02/15/34	155	162,159
5.50%, 03/15/28	170	174,749
5.55%, 07/15/33	210	221,573
5.65%, 03/15/33	235	249,506
5.80%, 11/15/28	210	219,273
5.90%, 11/15/33	180	194,133
Americold Realty Operating Partnership LP
5.41%, 09/12/34	100	99,124
5.60%, 05/15/32	95	97,151
AvalonBay Communities, Inc.
1.90%, 12/01/28	205	194,925
2.05%, 01/15/32	135	120,030
2.30%, 03/01/30	180	168,642
2.45%, 01/15/31	155	143,649
3.20%, 01/15/28	150	148,828
3.30%, 06/01/29	115	112,858
3.35%, 05/15/27	147	146,225
4.35%, 12/01/30	95	95,936
5.00%, 02/15/33	75	77,645
5.00%, 08/01/35	40	40,872
5.30%, 12/07/33	85	89,477
5.35%, 06/01/34	130	136,595
Boston Properties LP
2.45%, 10/01/33	190	157,215
2.55%, 04/01/32	205	180,115
2.90%, 03/15/30	197	185,922
3.25%, 01/30/31	275	258,995
3.40%, 06/21/29	180	175,334
4.50%, 12/01/28	255	257,142
5.75%, 01/15/35	175	178,328
6.50%, 01/15/34	165	176,762
6.75%, 12/01/27	205	213,932
Brixmor Operating Partnership LP
2.25%, 04/01/28	80	77,255
2.50%, 08/16/31	155	140,783
3.90%, 03/15/27	120	119,849
4.05%, 07/01/30	160	158,568
4.13%, 05/15/29	220	220,300
4.85%, 02/15/33	40	40,344
5.20%, 04/01/32	35	36,154
5.50%, 02/15/34	60	62,415
5.75%, 02/15/35	100	105,798
Broadstone Net Lease LLC
2.60%, 09/15/31	95	85,200
5.00%, 11/01/32	80	80,849
Camden Property Trust
2.80%, 05/15/30	195	185,341
3.15%, 07/01/29	115	111,920
4.10%, 10/15/28	163	163,901
4.90%, 01/15/34	75	76,577
4.90%, 02/28/36	100	100,026
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
COPT Defense Properties LP
2.00%, 01/15/29	$145	$136,898
2.75%, 04/15/31	100	92,343
2.90%, 12/01/33	75	65,092
4.50%, 10/15/30	85	85,376
Cousins Properties LP
4.88%, 03/01/33	75	74,336
5.25%, 07/15/30	155	160,225
5.38%, 02/15/32	55	56,799
5.88%, 10/01/34	140	146,666
Crown Castle, Inc.
2.10%, 04/01/31	265	236,397
2.25%, 01/15/31	265	239,557
2.50%, 07/15/31	196	177,193
2.90%, 03/15/27	155	153,285
3.10%, 11/15/29	140	134,409
3.30%, 07/01/30	185	177,122
3.65%, 09/01/27	293	291,674
3.80%, 02/15/28	269	267,907
4.00%, 03/01/27	124	123,962
4.30%, 02/15/29	175	175,745
4.80%, 09/01/28	145	147,417
4.90%, 09/01/29	130	132,530
5.00%, 01/11/28	265	269,451
5.10%, 05/01/33	195	198,832
5.20%, 09/01/34	190	194,216
5.60%, 06/01/29	180	187,513
5.80%, 03/01/34	180	190,803
CubeSmart LP
2.00%, 02/15/31	90	80,515
2.25%, 12/15/28	140	133,454
2.50%, 02/15/32	110	98,736
3.00%, 02/15/30	85	81,435
4.38%, 02/15/29	140	141,143
5.13%, 11/01/35	35	35,624
Digital Realty Trust LP
3.60%, 07/01/29	256	252,691
3.70%, 08/15/27	271	270,000
4.45%, 07/15/28	176	177,736
5.55%, 01/15/28	202	207,756
DOC DR LLC
2.63%, 11/01/31	155	140,834
3.95%, 01/15/28	105	104,880
4.30%, 03/15/27	130	130,285
EPR Properties
3.60%, 11/15/31	100	93,909
3.75%, 08/15/29	100	97,535
4.50%, 06/01/27	100	100,110
4.75%, 11/15/30	75	75,161
4.95%, 04/15/28	100	101,150
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31	195	194,843
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	190	192,083
4.70%, 03/15/33	250	250,950
5.50%, 06/15/34	150	156,568
Equinix, Inc.
1.55%, 03/15/28	145	138,183
1.80%, 07/15/27	155	150,557
2.00%, 05/15/28	85	81,444
2.15%, 07/15/30	265	242,426
Schedule of Investments
82

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.50%, 05/15/31	$210	$191,564
3.20%, 11/18/29	273	263,800
3.90%, 04/15/32	249	241,078
ERP Operating LP
1.85%, 08/01/31	125	111,509
2.50%, 02/15/30	150	142,048
3.00%, 07/01/29	163	158,411
3.25%, 08/01/27	160	158,830
3.50%, 03/01/28	125	124,160
4.15%, 12/01/28	119	119,796
4.65%, 09/15/34	90	90,081
4.95%, 06/15/32	120	123,816
Essential Properties LP
2.95%, 07/15/31	115	106,039
5.40%, 12/01/35	75	76,312
Essex Portfolio LP
1.65%, 01/15/31	69	60,889
1.70%, 03/01/28	140	134,069
2.55%, 06/15/31	45	41,172
2.65%, 03/15/32	90	81,127
3.00%, 01/15/30	150	143,702
3.63%, 05/01/27	125	124,695
4.00%, 03/01/29	145	144,704
4.88%, 02/15/36	75	74,158
5.38%, 04/01/35	90	92,860
5.50%, 04/01/34	85	88,420
Extra Space Storage LP
2.20%, 10/15/30	105	95,970
2.35%, 03/15/32	150	132,441
2.40%, 10/15/31	145	129,951
2.55%, 06/01/31	105	95,956
3.88%, 12/15/27	155	154,848
3.90%, 04/01/29	100	99,441
4.00%, 06/15/29	110	109,674
4.95%, 01/15/33	135	136,948
5.35%, 01/15/35	105	108,074
5.40%, 02/01/34	100	103,100
5.40%, 06/15/35	120	123,892
5.50%, 07/01/30	190	198,658
5.70%, 04/01/28	175	180,666
5.90%, 01/15/31	125	133,084
Federal Realty OP LP
3.20%, 06/15/29	130	126,508
3.25%, 07/15/27	150	148,601
3.50%, 06/01/30	115	111,736
5.38%, 05/01/28	90	92,464
First Industrial LP, 5.25%, 01/15/31	75	77,142
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	255	232,804
4.00%, 01/15/30	222	216,705
4.00%, 01/15/31	125	120,415
5.25%, 02/15/33	65	65,738
5.30%, 01/15/29	172	175,526
5.63%, 09/15/34	185	188,229
5.63%, 03/01/36	85	85,003
5.75%, 06/01/28	131	134,305
6.75%, 12/01/33	80	86,586
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	161,375
3.10%, 02/15/30	155	148,387
3.75%, 07/01/27	159	158,433
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC
2.13%, 12/01/28	$145	$137,887
2.88%, 01/15/31	155	145,171
3.00%, 01/15/30	185	176,969
3.50%, 07/15/29	150	147,065
4.75%, 01/15/33	50	50,209
5.25%, 12/15/32	30	30,984
5.38%, 02/15/35	145	149,401
Highwoods Realty LP
2.60%, 02/01/31	75	67,471
3.05%, 02/15/30	105	98,892
3.88%, 03/01/27	30	29,867
4.13%, 03/15/28	20	19,874
4.20%, 04/15/29	60	59,383
5.35%, 01/15/33	25	25,100
7.65%, 02/01/34	50	56,970
Host Hotels & Resorts LP
4.25%, 12/15/28	15	15,067
5.50%, 04/15/35	145	147,977
5.70%, 06/15/32	130	136,929
5.70%, 07/01/34	115	119,664
Series H, 3.38%, 12/15/29	165	159,837
Series I, 3.50%, 09/15/30	175	167,822
Series J, 2.90%, 12/15/31	95	86,779
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	235	207,075
2.30%, 11/15/28	170	161,730
2.70%, 01/15/34	60	51,524
4.15%, 04/15/32	95	92,482
4.88%, 02/01/35	110	108,977
4.95%, 01/15/33	105	105,755
5.45%, 08/15/30	130	135,443
5.50%, 08/15/33	95	98,135
Kilroy Realty LP
2.50%, 11/15/32	95	79,748
2.65%, 11/15/33	185	151,198
3.05%, 02/15/30	135	125,486
4.25%, 08/15/29	95	93,332
4.75%, 12/15/28	135	135,654
Kimco Realty OP LLC
1.90%, 03/01/28	145	139,735
2.25%, 12/01/31	170	153,028
2.70%, 10/01/30	120	113,775
3.20%, 04/01/32	70	65,779
3.80%, 04/01/27	150	150,018
4.60%, 02/01/33	155	156,409
4.85%, 03/01/35	55	55,553
6.40%, 03/01/34	100	111,280
Kite Realty Group LP
4.95%, 12/15/31	45	45,971
5.20%, 08/15/32	85	87,425
5.50%, 03/01/34	70	72,910
Kite Realty Group Trust, 4.75%, 09/15/30	100	102,062
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	15	15,393
Lineage OP LP, 5.25%, 07/15/30	30	30,591
LXP Industrial Trust
2.38%, 10/01/31	100	88,723
2.70%, 09/15/30	91	84,392
Mid-America Apartments LP
1.70%, 02/15/31	110	97,736
83
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 03/15/30	$110	$104,954
3.60%, 06/01/27	203	202,414
3.95%, 03/15/29	145	145,054
4.20%, 06/15/28	125	125,813
4.65%, 01/15/33	90	90,525
4.95%, 03/01/35	25	25,378
5.00%, 03/15/34	80	81,401
5.30%, 02/15/32	90	94,615
National Health Investors, Inc.
3.00%, 02/01/31	115	105,502
5.35%, 02/01/33	60	60,744
NNN REIT, Inc.
2.50%, 04/15/30	60	56,235
3.50%, 10/15/27	125	124,256
4.30%, 10/15/28	137	137,934
4.60%, 02/15/31	95	96,244
5.50%, 06/15/34	85	88,905
5.60%, 10/15/33	140	147,762
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	120	108,327
3.38%, 02/01/31	170	160,360
3.63%, 10/01/29	145	141,268
4.50%, 04/01/27	265	265,458
4.75%, 01/15/28	129	130,249
5.20%, 07/01/30	60	61,498
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	115	104,418
4.95%, 01/15/35	50	50,026
5.25%, 08/15/32	55	56,788
5.75%, 07/15/34	105	111,163
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	47,939
3.15%, 08/15/30	74	68,678
5.63%, 01/15/33	50	50,216
6.88%, 07/15/29	70	74,389
Prologis LP
1.25%, 10/15/30	175	154,777
1.63%, 03/15/31	125	111,217
1.75%, 07/01/30	85	77,291
1.75%, 02/01/31	110	98,416
2.13%, 04/15/27	201	197,416
2.25%, 04/15/30	230	215,358
2.25%, 01/15/32	155	139,468
2.88%, 11/15/29	90	86,729
3.38%, 12/15/27	165	163,937
3.88%, 09/15/28	109	109,055
4.00%, 09/15/28	105	105,353
4.38%, 02/01/29	94	95,249
4.63%, 01/15/33	80	81,168
4.75%, 01/15/31	135	139,081
4.75%, 06/15/33	165	168,004
4.88%, 06/15/28	145	148,357
5.00%, 03/15/34	195	200,058
5.00%, 01/31/35	135	137,980
5.13%, 01/15/34	150	155,353
5.25%, 05/15/35	185	192,472
Public Storage Operating Co.
1.85%, 05/01/28	177	169,832
1.95%, 11/09/28	175	166,763
2.25%, 11/09/31	125	113,117
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.30%, 05/01/31	$145	$132,954
3.09%, 09/15/27	130	129,026
3.39%, 05/01/29	126	124,375
4.38%, 07/01/30	105	106,632
5.00%, 07/01/35	100	102,737
5.10%, 08/01/33	110	114,621
5.13%, 01/15/29(a)	135	139,889
Rayonier LP, 2.75%, 05/17/31	131	119,878
Realty Income Corp.
1.80%, 03/15/33	85	71,625
2.10%, 03/15/28	115	110,971
2.20%, 06/15/28	135	130,099
2.70%, 02/15/32	80	73,217
2.85%, 12/15/32	145	131,929
3.10%, 12/15/29	155	150,346
3.20%, 02/15/31	115	109,950
3.25%, 06/15/29	55	53,872
3.25%, 01/15/31	254	243,682
3.40%, 01/15/28	110	109,059
3.40%, 01/15/30	130	127,043
3.65%, 01/15/28	130	129,563
3.95%, 08/15/27	195	195,301
3.95%, 02/01/29	115	115,225
4.00%, 07/15/29	130	130,119
4.50%, 02/01/33	100	100,200
4.70%, 12/15/28	180	183,600
4.75%, 02/15/29	115	117,606
4.85%, 03/15/30	100	103,101
4.90%, 07/15/33	195	199,499
5.13%, 02/15/34	185	191,370
5.13%, 04/15/35	15	15,424
5.63%, 10/13/32	164	175,300
Regency Centers LP
2.95%, 09/15/29	150	145,002
3.70%, 06/15/30	125	123,406
4.13%, 03/15/28	70	70,362
4.50%, 03/15/33	45	44,992
5.00%, 07/15/32	85	87,483
5.10%, 01/15/35	60	61,333
5.25%, 01/15/34	85	88,149
Rexford Industrial Realty LP
2.13%, 12/01/30	50	45,289
2.15%, 09/01/31	140	124,262
5.00%, 06/15/28	90	91,541
Sabra Health Care LP
3.20%, 12/01/31	150	138,744
3.90%, 10/15/29	110	108,319
Safehold GL Holdings LLC
2.80%, 06/15/31	105	96,995
2.85%, 01/15/32(a)	80	73,156
5.65%, 01/15/35	90	93,900
6.10%, 04/01/34(a)	65	70,094
Simon Property Group LP
1.75%, 02/01/28	210	202,206
2.20%, 02/01/31	160	146,016
2.25%, 01/15/32	190	169,897
2.45%, 09/13/29	290	275,629
2.65%, 07/15/30	160	151,190
2.65%, 02/01/32	155	141,303
3.38%, 06/15/27	180	179,117
3.38%, 12/01/27	187	185,762
Schedule of Investments
84

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 01/15/31	$75	$75,437
4.38%, 10/01/30	195	197,389
4.75%, 09/26/34	145	145,813
5.13%, 10/01/35	235	240,680
5.50%, 03/08/33	140	148,527
6.25%, 01/15/34	110	121,560
Store Capital LLC
2.70%, 12/01/31	90	80,576
2.75%, 11/18/30	100	91,932
4.50%, 03/15/28	95	95,400
4.63%, 03/15/29	65	65,278
4.95%, 02/11/31(c)	50	50,457
5.40%, 04/30/30	115	118,147
Sun Communities Operating LP
2.30%, 11/01/28	150	143,274
2.70%, 07/15/31	145	133,077
4.20%, 04/15/32	175	171,609
Tanger Properties LP
2.75%, 09/01/31	115	105,201
3.88%, 07/15/27	25	24,937
UDR, Inc.
1.90%, 03/15/33	60	50,285
2.10%, 08/01/32	105	91,483
2.10%, 06/15/33	45	37,945
3.00%, 08/15/31	125	117,000
3.10%, 11/01/34	85	74,793
3.20%, 01/15/30	175	169,733
3.50%, 07/01/27	110	109,422
3.50%, 01/15/28	80	79,369
4.40%, 01/26/29	105	106,097
5.13%, 09/01/34	80	81,765
Ventas Realty LP
2.50%, 09/01/31	90	81,772
3.00%, 01/15/30	170	162,779
3.85%, 04/01/27	155	154,754
4.00%, 03/01/28	115	114,983
4.40%, 01/15/29	186	187,781
4.75%, 11/15/30	130	132,647
5.00%, 01/15/35	100	100,897
5.00%, 02/15/36	85	84,928
5.10%, 07/15/32	150	154,996
5.63%, 07/01/34	70	73,667
VICI Properties LP
4.75%, 02/15/28	315	317,967
4.75%, 04/01/28	105	106,049
4.95%, 02/15/30	235	238,936
5.13%, 11/15/31	140	142,462
5.13%, 05/15/32	395	399,973
5.63%, 04/01/35	195	200,718
5.75%, 04/01/34	135	140,353
Welltower OP LLC
2.05%, 01/15/29	100	95,066
2.75%, 01/15/31	145	136,327
2.75%, 01/15/32	120	110,673
2.80%, 06/01/31	155	144,892
3.10%, 01/15/30	258	249,432
3.85%, 06/15/32	135	131,930
4.13%, 03/15/29	145	145,810
4.25%, 04/15/28	210	211,636
4.50%, 07/01/30	185	188,242
5.13%, 07/01/35	190	195,730
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
3.38%, 03/09/33	$100	$92,691
4.00%, 11/15/29	200	199,069
4.00%, 04/15/30	172	170,661
6.95%, 10/01/27	65	67,959
7.38%, 03/15/32	160	183,496
WP Carey, Inc.
2.25%, 04/01/33	35	29,831
2.40%, 02/01/31	95	86,634
2.45%, 02/01/32	95	85,036
3.85%, 07/15/29	170	168,715
4.65%, 07/15/30	70	70,981
5.38%, 06/30/34	135	140,354
		54,955,101
Retail — 0.7%
AutoNation, Inc.
1.95%, 08/01/28	70	66,642
2.40%, 08/01/31	112	100,694
3.80%, 11/15/27	80	79,698
3.85%, 03/01/32	175	166,954
4.45%, 01/15/29	75	75,534
4.75%, 06/01/30	92	93,328
5.89%, 03/15/35	95	99,096
AutoZone, Inc.
1.65%, 01/15/31	130	115,182
3.75%, 06/01/27	160	159,648
3.75%, 04/18/29	114	113,129
4.00%, 04/15/30	180	179,195
4.50%, 02/01/28	140	141,450
4.75%, 08/01/32	190	192,824
4.75%, 02/01/33	150	151,767
5.10%, 07/15/29	140	144,354
5.13%, 06/15/30	60	62,175
5.20%, 08/01/33	75	77,815
5.40%, 07/15/34	130	135,745
6.25%, 11/01/28	90	95,053
6.55%, 11/01/33	120	134,083
Best Buy Co., Inc.
1.95%, 10/01/30	190	171,749
4.45%, 10/01/28	143	144,540
Costco Wholesale Corp.
1.38%, 06/20/27	350	340,112
1.60%, 04/20/30	482	441,301
1.75%, 04/20/32	290	254,707
3.00%, 05/18/27	275	273,244
Darden Restaurants, Inc.
3.85%, 05/01/27	104	103,816
4.35%, 10/15/27	145	145,783
4.55%, 10/15/29	135	136,784
6.30%, 10/10/33	115	126,093
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	220	204,360
4.00%, 10/01/29(c)	20	19,792
Dollar General Corp.
3.50%, 04/03/30	229	222,719
4.13%, 05/01/28	120	120,404
5.00%, 11/01/32	155	158,988
5.20%, 07/05/28	105	107,724
5.45%, 07/05/33(a)	180	188,667
85
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dollar Tree, Inc.
2.65%, 12/01/31	$215	$196,573
4.20%, 05/15/28	295	295,998
Ferguson Enterprises, Inc.
4.35%, 03/15/31	155	155,428
5.00%, 10/03/34	170	172,633
Genuine Parts Co.
1.88%, 11/01/30	130	114,795
2.75%, 02/01/32	120	106,319
4.95%, 08/15/29	170	172,195
6.50%, 11/01/28	120	125,933
6.88%, 11/01/33(a)	95	104,896
Home Depot, Inc.(The)
0.90%, 03/15/28	135	127,899
1.38%, 03/15/31	300	264,183
1.50%, 09/15/28	305	289,352
1.88%, 09/15/31	250	223,192
2.50%, 04/15/27	190	187,634
2.70%, 04/15/30	362	345,805
2.80%, 09/14/27	288	284,569
2.88%, 04/15/27	200	198,273
2.95%, 06/15/29	413	402,122
3.25%, 04/15/32	265	252,856
3.75%, 09/15/28	80	80,400
3.90%, 12/06/28	212	213,090
3.95%, 09/15/30	90	90,336
4.50%, 09/15/32	295	300,930
4.65%, 09/15/35	180	179,916
4.75%, 06/25/29	300	308,866
4.85%, 06/25/31	245	255,407
4.88%, 06/25/27	230	233,446
4.90%, 04/15/29	190	196,106
4.95%, 06/25/34	400	413,143
Lowe's Companies, Inc.
1.30%, 04/15/28	225	213,322
1.70%, 09/15/28	250	236,763
1.70%, 10/15/30	285	256,029
2.63%, 04/01/31	335	310,690
3.10%, 05/03/27	349	345,848
3.35%, 04/01/27	225	223,711
3.65%, 04/05/29	345	342,061
3.75%, 04/01/32	385	372,725
4.50%, 04/15/30	303	308,054
5.00%, 04/15/33	260	268,170
5.15%, 07/01/33	235	243,992
5.50%, 10/15/35	15	15,802
6.50%, 03/15/29	80	85,889
Lowe's Cos., Inc.
3.95%, 10/15/27	225	225,714
4.00%, 10/15/28	190	190,501
4.25%, 03/15/31	230	230,685
4.50%, 10/15/32	260	261,223
4.85%, 10/15/35	245	244,707
McDonald's Corp.
2.13%, 03/01/30	187	174,549
2.63%, 09/01/29	239	229,389
3.50%, 03/01/27	231	230,268
3.50%, 07/01/27	290	288,884
3.60%, 07/01/30	232	229,280
3.80%, 04/01/28	275	275,133
4.40%, 02/12/31	135	137,177
Security	Par (000)	Value
Retail (continued)
4.60%, 05/15/30	$145	$148,512
4.60%, 09/09/32	190	195,014
4.70%, 12/09/35	10	10,102
4.80%, 08/14/28	190	194,372
4.95%, 08/14/33	155	161,293
4.95%, 03/03/35	185	189,571
5.00%, 05/17/29	110	113,737
5.00%, 02/13/36	75	76,854
5.20%, 05/17/34	185	194,186
O'Reilly Automotive, Inc.
1.75%, 03/15/31	85	75,463
3.60%, 09/01/27	232	230,861
3.90%, 06/01/29	134	133,614
4.20%, 04/01/30	140	140,475
4.35%, 06/01/28	160	161,446
4.70%, 06/15/32	270	274,488
5.00%, 08/19/34	115	116,849
Ross Stores, Inc., 1.88%, 04/15/31	150	133,745
Starbucks Corp.
2.00%, 03/12/27	175	171,865
2.25%, 03/12/30	187	174,405
2.55%, 11/15/30	305	285,077
3.00%, 02/14/32	245	228,726
3.50%, 03/01/28	145	144,002
3.55%, 08/15/29	251	248,238
4.00%, 11/15/28	190	190,497
4.50%, 05/15/28	180	182,076
4.80%, 05/15/30	70	72,067
4.80%, 02/15/33	135	138,346
4.90%, 02/15/31	135	139,767
5.00%, 02/15/34	120	123,835
5.40%, 05/15/35	120	126,427
Target Corp.
2.35%, 02/15/30	181	170,861
2.65%, 09/15/30	157	148,412
3.38%, 04/15/29	234	231,442
4.35%, 06/15/28	145	147,004
4.40%, 01/15/33	120	121,504
4.50%, 09/15/32(a)	245	250,611
4.50%, 09/15/34	155	154,974
5.00%, 04/15/35(a)	250	256,625
6.35%, 11/01/32	105	117,382
TJX Companies, Inc.(The)
1.15%, 05/15/28	140	132,365
1.60%, 05/15/31	85	75,663
3.88%, 04/15/30	190	190,056
Tractor Supply Co.
1.75%, 11/01/30	190	170,124
5.25%, 05/15/33	145	150,601
Walmart, Inc.
2.38%, 09/24/29	87	83,441
3.25%, 07/08/29	190	188,206
3.70%, 06/26/28	310	310,660
3.90%, 04/15/28	215	216,243
4.00%, 04/15/30	150	152,052
4.10%, 04/28/27	185	186,155
4.10%, 04/15/33	335	336,858
4.15%, 09/09/32	285	289,034
4.35%, 04/28/30	175	178,679
4.90%, 04/28/35	325	337,139
5.25%, 09/01/35	85	90,768
Schedule of Investments
86

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.88%, 04/05/27	$20	$20,490
7.55%, 02/15/30	150	171,464
		27,432,733
Semiconductors — 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	130	128,772
4.32%, 03/24/28	130	131,533
Analog Devices, Inc.
1.70%, 10/01/28	155	147,158
2.10%, 10/01/31	320	288,100
3.45%, 06/15/27	170	169,440
4.25%, 06/15/28	195	197,137
4.50%, 06/15/30	185	189,092
5.05%, 04/01/34	155	162,195
Applied Materials, Inc.
1.75%, 06/01/30	169	154,134
3.30%, 04/01/27	292	290,838
4.00%, 01/15/31	90	90,019
4.60%, 01/15/36	40	39,784
4.80%, 06/15/29	220	226,588
5.10%, 10/01/35	25	26,003
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	220	219,058
Broadcom, Inc.
1.95%, 02/15/28	165	159,444
2.45%, 02/15/31	540	499,094
2.60%, 02/15/33	385	342,736
3.14%, 11/15/35(c)	55	48,046
3.42%, 04/15/33	520	486,729
3.47%, 04/15/34	810	748,415
4.00%, 04/15/29(c)	186	186,402
4.15%, 11/15/30	455	456,572
4.15%, 04/15/32(c)	275	272,002
4.20%, 10/15/30	110	110,534
4.30%, 01/15/31	110	110,961
4.30%, 11/15/32	445	443,450
4.35%, 02/15/30	315	318,880
4.55%, 02/15/32	210	212,644
4.60%, 07/15/30	335	342,259
4.60%, 01/15/33	210	212,231
4.75%, 04/15/29	371	379,490
4.80%, 04/15/28	215	219,330
4.80%, 10/15/34	425	429,309
4.80%, 02/15/36	550	551,437
4.90%, 07/15/32	400	411,848
4.95%, 01/15/36	80	80,957
5.00%, 04/15/30	166	171,564
5.05%, 07/12/27(a)	132	134,198
5.05%, 07/12/29	500	517,002
5.05%, 04/15/30	180	186,573
5.15%, 11/15/31	280	293,137
5.20%, 04/15/32	175	182,839
5.20%, 07/15/35	575	594,281
Intel Corp.
1.60%, 08/12/28	240	226,882
2.00%, 08/12/31	325	287,923
2.45%, 11/15/29	466	439,301
3.15%, 05/11/27	229	226,749
3.75%, 03/25/27	231	230,553
3.75%, 08/05/27	290	289,028
3.90%, 03/25/30	339	334,938
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 08/05/29	$190	$189,484
4.00%, 12/15/32	145	140,064
4.15%, 08/05/32	285	278,589
4.88%, 02/10/28	390	396,132
5.00%, 02/21/31	110	113,210
5.13%, 02/10/30	265	273,257
5.15%, 02/21/34(a)	210	214,393
5.20%, 02/10/33(a)	485	499,536
KLA Corp.
4.10%, 03/15/29	254	255,454
4.65%, 07/15/32	220	225,410
4.70%, 02/01/34	115	116,597
Lam Research Corp.
1.90%, 06/15/30	205	188,178
4.00%, 03/15/29	230	231,019
Marvell Technology, Inc.
2.45%, 04/15/28	170	164,570
2.95%, 04/15/31	205	191,597
4.75%, 07/15/30	85	86,661
4.88%, 06/22/28	110	112,017
5.45%, 07/15/35	90	93,482
5.75%, 02/15/29	165	172,319
5.95%, 09/15/33	140	150,271
Microchip Technology, Inc.
4.90%, 03/15/28	205	208,390
5.05%, 03/15/29	315	323,403
5.05%, 02/15/30	150	154,019
Micron Technology, Inc.
2.70%, 04/15/32	230	210,230
5.30%, 01/15/31	150	157,560
5.65%, 11/01/32	95	101,268
5.80%, 01/15/35	225	240,921
5.88%, 02/09/33	195	209,704
5.88%, 09/15/33	225	241,685
6.05%, 11/01/35	240	260,906
NVIDIA Corp.
1.55%, 06/15/28	305	291,176
2.00%, 06/15/31	340	309,510
2.85%, 04/01/30	329	316,459
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	118	122,088
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	243	222,504
2.65%, 02/15/32	230	207,557
3.15%, 05/01/27	160	158,559
3.40%, 05/01/30	240	232,543
4.30%, 08/19/28	155	155,970
4.30%, 06/18/29	235	236,389
4.40%, 06/01/27	115	115,578
4.85%, 08/19/32	80	81,175
5.00%, 01/15/33	230	234,813
5.25%, 08/19/35	135	137,887
Qorvo, Inc., 4.38%, 10/15/29	200	196,911
QUALCOMM, Inc.
1.30%, 05/20/28	248	235,406
1.65%, 05/20/32	295	255,024
2.15%, 05/20/30	280	260,834
3.25%, 05/20/27	473	470,682
4.25%, 05/20/32	135	135,958
4.50%, 05/20/30	120	122,355
4.65%, 05/20/35	225	227,341
4.75%, 05/20/32	110	112,995
87
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.00%, 05/20/35	$170	$173,960
5.40%, 05/20/33	155	164,953
Skyworks Solutions, Inc., 3.00%, 06/01/31	140	127,457
Texas Instruments, Inc.
1.75%, 05/04/30	200	183,664
1.90%, 09/15/31	135	121,228
2.25%, 09/04/29	190	180,702
2.90%, 11/03/27	106	104,866
3.65%, 08/16/32	105	102,037
4.50%, 05/23/30	115	117,395
4.60%, 02/15/28	210	213,555
4.60%, 02/08/29	125	128,074
4.85%, 02/08/34	195	201,307
4.90%, 03/14/33	230	238,672
5.10%, 05/23/35	130	135,421
TSMC Arizona Corp.
2.50%, 10/25/31	295	272,771
3.88%, 04/22/27	200	200,043
4.13%, 04/22/29	25	25,167
4.25%, 04/22/32	205	207,731
Xilinx, Inc., 2.38%, 06/01/30	207	194,172
		27,730,804
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	60	57,249
3.48%, 12/01/27	155	153,654
4.20%, 05/01/30	140	139,793
5.35%, 01/15/30	120	124,535
5.75%, 01/15/35	110	117,573
		592,804
Software — 0.7%
Adobe, Inc.
2.30%, 02/01/30	322	301,884
4.75%, 01/17/28	105	107,065
4.80%, 04/04/29	270	277,148
4.85%, 04/04/27	125	126,427
4.95%, 01/17/30	35	36,186
4.95%, 04/04/34	135	137,953
5.30%, 01/17/35(a)	30	31,270
Atlassian Corp.
5.25%, 05/15/29	120	122,086
5.50%, 05/15/34	130	129,585
Autodesk, Inc.
2.40%, 12/15/31	310	277,632
2.85%, 01/15/30	143	136,239
3.50%, 06/15/27	165	164,013
5.30%, 06/15/35	135	137,425
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	245	222,086
2.90%, 12/01/29	182	172,325
Cadence Design Systems, Inc.
4.20%, 09/10/27	100	100,483
4.30%, 09/10/29	200	202,166
4.70%, 09/10/34	200	201,527
Concentrix Corp.
6.50%, 03/01/29	50	49,404
6.60%, 08/02/28(a)	198	198,704
6.85%, 08/02/33(a)	152	146,408
Fidelity National Information Services, Inc.
1.65%, 03/01/28	170	162,189
Security	Par (000)	Value
Software (continued)
2.25%, 03/01/31	$45	$40,532
3.75%, 05/21/29	135	133,073
5.10%, 07/15/32	153	155,443
Fiserv, Inc.
2.25%, 06/01/27	241	235,421
2.65%, 06/01/30	272	252,352
3.50%, 07/01/29	660	641,181
4.20%, 10/01/28	260	260,042
4.55%, 02/15/31	125	124,644
4.75%, 03/15/30	185	186,480
5.15%, 03/15/27	185	186,782
5.15%, 08/12/34	185	184,241
5.25%, 08/11/35(a)	235	235,018
5.35%, 03/15/31	175	180,226
5.38%, 08/21/28	185	189,617
5.45%, 03/02/28	185	189,263
5.45%, 03/15/34	180	183,484
5.60%, 03/02/33	200	206,820
5.63%, 08/21/33	285	295,044
Intuit, Inc.
1.35%, 07/15/27	183	177,143
1.65%, 07/15/30	120	108,326
5.13%, 09/15/28	210	216,097
5.20%, 09/15/33	275	284,531
Microsoft Corp.
1.35%, 09/15/30	135	121,934
3.40%, 06/15/27	100	99,825
3.50%, 02/12/35	85	80,526
4.20%, 11/03/35	15	15,091
MSCI, Inc.
5.15%, 03/15/36	75	74,270
5.25%, 09/01/35	195	195,054
Oracle Corp.
2.30%, 03/25/28	425	407,424
2.80%, 04/01/27	546	537,715
2.88%, 03/25/31	750	681,711
2.95%, 04/01/30	835	776,779
3.25%, 11/15/27	628	616,878
3.25%, 05/15/30	130	122,093
3.90%, 05/15/35	450	394,135
4.20%, 09/27/29	355	350,412
4.30%, 07/08/34	445	406,765
4.45%, 09/26/30	495	485,177
4.50%, 05/06/28	155	155,836
4.55%, 02/04/29	775	776,167
4.65%, 05/06/30	185	184,685
4.70%, 09/27/34	415	389,864
4.80%, 08/03/28	310	313,397
4.80%, 09/26/32	680	664,690
4.90%, 02/06/33	335	327,365
4.95%, 02/04/31	770	768,385
5.20%, 09/26/35	920	889,107
5.25%, 02/03/32	290	291,059
5.35%, 05/04/33	775	778,076
5.50%, 08/03/35	100	98,799
5.70%, 02/04/36	920	920,304
6.15%, 11/09/29	300	314,350
6.25%, 11/09/32	520	549,198
Paychex, Inc.
5.10%, 04/15/30	225	229,786
5.35%, 04/15/32	260	266,590
Schedule of Investments
88

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.60%, 04/15/35	$285	$292,052
Roper Technologies, Inc.
1.40%, 09/15/27	185	178,025
1.75%, 02/15/31	230	202,088
2.00%, 06/30/30	120	108,923
2.95%, 09/15/29	176	168,635
4.20%, 09/15/28	220	220,457
4.25%, 09/15/28	85	85,332
4.45%, 09/15/30	90	90,452
4.50%, 10/15/29	160	162,093
4.75%, 02/15/32	145	146,275
4.90%, 10/15/34	210	208,345
5.10%, 09/15/35	220	219,287
Salesforce, Inc.
1.50%, 07/15/28	280	265,212
1.95%, 07/15/31	395	351,271
3.70%, 04/11/28	357	356,066
ServiceNow, Inc., 1.40%, 09/01/30	328	290,512
Synopsys, Inc.
4.55%, 04/01/27	325	327,470
4.65%, 04/01/28	180	182,296
4.85%, 04/01/30	340	348,217
5.00%, 04/01/32	355	365,993
5.15%, 04/01/35	555	566,752
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	220	219,412
4.00%, 04/14/32	130	126,792
4.95%, 03/28/28	230	233,961
5.40%, 06/12/29	95	98,448
5.60%, 06/12/34	100	104,106
VMware LLC
1.80%, 08/15/28	210	199,670
2.20%, 08/15/31	380	340,399
4.70%, 05/15/30	205	209,372
Workday, Inc.
3.50%, 04/01/27	280	278,544
3.70%, 04/01/29	180	177,013
3.80%, 04/01/32	300	284,833
		28,797,715
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	230	218,473
3.63%, 04/22/29	110	108,488
4.70%, 07/21/32	205	208,097
6.38%, 03/01/35	240	269,009
AT&T, Inc.
1.65%, 02/01/28	515	493,785
2.25%, 02/01/32	610	544,869
2.30%, 06/01/27	545	534,584
2.55%, 12/01/33	870	753,726
2.75%, 06/01/31	749	697,666
4.10%, 02/15/28	420	421,239
4.25%, 03/01/27	346	346,870
4.30%, 02/15/30	698	704,006
4.35%, 03/01/29	176	177,962
4.40%, 04/30/31	275	277,504
4.50%, 05/15/35	560	546,018
4.55%, 11/01/32	185	186,130
4.70%, 08/15/30	295	302,495
4.75%, 04/30/33	275	278,809
4.90%, 11/01/35	300	300,654
Security	Par (000)	Value
Telecommunications (continued)
5.13%, 04/30/36	$275	$278,854
5.38%, 08/15/35	270	280,214
5.40%, 02/15/34	655	686,179
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	220	226,122
5.20%, 02/15/34	150	154,355
Series US-5, 2.15%, 02/15/32	150	132,146
British Telecommunications PLC
5.13%, 12/04/28	25	25,664
9.63%, 12/15/30	650	795,038
Cisco Systems, Inc.
4.55%, 02/24/28(a)	260	264,308
4.75%, 02/24/30	235	242,336
4.85%, 02/26/29	530	545,843
4.95%, 02/26/31	580	603,558
4.95%, 02/24/32	265	276,048
5.05%, 02/26/34	610	633,709
5.10%, 02/24/35	265	275,282
Deutsche Telekom International Finance BV
8.75%, 06/15/30	812	951,826
9.25%, 06/01/32	125	157,504
Juniper Networks, Inc.
2.00%, 12/10/30	105	94,314
3.75%, 08/15/29	130	127,752
Koninklijke KPN NV, 8.38%, 10/01/30	170	199,444
Motorola Solutions, Inc.
2.30%, 11/15/30	126	115,844
2.75%, 05/24/31	230	213,371
4.60%, 02/23/28	185	187,038
4.60%, 05/23/29	263	266,981
4.85%, 08/15/30	100	102,671
5.00%, 04/15/29	90	92,514
5.20%, 08/15/32	75	78,192
5.40%, 04/15/34	190	198,303
5.55%, 08/15/35	230	242,069
5.60%, 06/01/32	145	153,995
Nokia OYJ, 4.38%, 06/12/27	110	109,931
Orange SA, 9.00%, 03/01/31	560	675,635
Rogers Communications, Inc.
3.20%, 03/15/27	220	218,358
3.80%, 03/15/32	505	482,356
5.00%, 02/15/29	335	342,510
5.30%, 02/15/34	330	336,820
Sprint Capital Corp.
6.88%, 11/15/28	705	757,134
8.75%, 03/15/32	515	628,836
Telefonica Emisiones SA, 4.10%, 03/08/27	281	281,204
Telefonica Europe BV, 8.25%, 09/15/30	295	340,550
TELUS Corp.
3.40%, 05/13/32	290	271,023
3.70%, 09/15/27	155	154,116
T-Mobile USA, Inc.
2.05%, 02/15/28	180	173,791
2.25%, 11/15/31	245	219,872
2.40%, 03/15/29	155	148,029
2.55%, 02/15/31	590	545,994
2.63%, 02/15/29	262	252,098
2.70%, 03/15/32	235	213,959
2.88%, 02/15/31	245	230,033
3.38%, 04/15/29	560	549,774
3.50%, 04/15/31	575	555,138
89
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.75%, 04/15/27	$927	$925,882
3.88%, 04/15/30	1,583	1,570,685
4.20%, 10/01/29	180	181,386
4.63%, 01/15/33	170	171,105
4.70%, 01/15/35	255	253,445
4.80%, 07/15/28	215	219,212
4.85%, 01/15/29	250	256,098
4.95%, 03/15/28	260	265,235
4.95%, 11/15/35	205	206,887
5.00%, 02/15/36	275	276,687
5.05%, 07/15/33	605	623,846
5.13%, 05/15/32	285	295,793
5.15%, 04/15/34	280	288,928
5.20%, 01/15/33(a)	285	296,443
5.30%, 05/15/35	270	279,466
5.75%, 01/15/34	230	245,695
6.70%, 12/15/33	40	45,260
Verizon Communications, Inc.
1.50%, 09/18/30	265	236,784
1.68%, 10/30/30	250	224,231
1.75%, 01/20/31	562	502,512
2.10%, 03/22/28	552	533,048
2.36%, 03/15/32	993	886,007
2.55%, 03/21/31	900	832,539
3.15%, 03/22/30	348	336,756
3.88%, 02/08/29	325	325,231
4.02%, 12/03/29	846	846,789
4.13%, 03/16/27	37	37,127
4.27%, 01/15/36	400	379,720
4.33%, 09/21/28	745	752,806
4.40%, 11/01/34	425	415,918
4.50%, 08/10/33	480	478,532
4.75%, 01/15/33	245	248,459
4.78%, 02/15/35	280	278,764
5.00%, 01/15/36	680	683,011
5.05%, 05/09/33	240	248,703
5.25%, 04/02/35	435	447,920
5.85%, 09/15/35	35	37,903
6.40%, 09/15/33	100	111,676
7.75%, 12/01/30	160	184,330
Vodafone Group PLC
6.25%, 11/30/32	190	208,811
7.88%, 02/15/30	140	159,694
		39,258,343
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	135	134,066
3.90%, 11/19/29	220	218,100
6.05%, 05/14/34	125	134,234
Mattel, Inc., 5.00%, 11/17/30	15	15,222
		501,622
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	176	175,157
Canadian National Railway Co.
3.85%, 08/05/32	260	254,462
4.20%, 03/12/31	65	65,423
4.38%, 09/18/34	155	154,140
4.75%, 11/12/35	50	50,744
5.85%, 11/01/33	65	70,850
6.25%, 08/01/34	130	145,527
Security	Par (000)	Value
Transportation (continued)
6.90%, 07/15/28	$110	$117,581
Canadian Pacific Railway Co.
2.05%, 03/05/30	130	120,633
2.45%, 12/02/31	365	332,241
2.88%, 11/15/29	110	106,172
4.00%, 06/01/28	137	137,359
4.80%, 03/30/30	130	133,736
4.80%, 09/15/35	20	20,301
5.20%, 03/30/35	145	151,724
7.13%, 10/15/31	100	114,137
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	150	150,404
CSX Corp.
2.40%, 02/15/30	125	117,960
3.25%, 06/01/27	255	253,406
3.80%, 03/01/28	205	205,145
4.10%, 11/15/32	240	239,054
4.25%, 03/15/29	220	222,777
5.05%, 06/15/35	200	206,112
5.20%, 11/15/33	135	141,899
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	35	31,080
FedEx Corp.
2.40%, 05/15/31	160	147,401
3.10%, 08/05/29	200	194,030
3.40%, 02/15/28	50	49,493
3.90%, 02/01/35	75	71,573
4.25%, 05/15/30	225	227,024
4.90%, 01/15/34	65	66,476
GXO Logistics, Inc.
2.65%, 07/15/31	135	123,514
6.25%, 05/06/29	160	169,084
6.50%, 05/06/34	115	125,352
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	90	92,523
Kirby Corp., 4.20%, 03/01/28	121	121,363
Norfolk Southern Corp.
2.30%, 05/15/31	135	123,303
2.55%, 11/01/29	84	80,071
3.00%, 03/15/32	155	144,710
3.15%, 06/01/27	95	94,207
3.80%, 08/01/28	145	144,932
4.45%, 03/01/33	115	115,779
5.05%, 08/01/30	175	181,980
5.10%, 05/01/35	85	87,712
5.55%, 03/15/34	95	100,979
7.80%, 05/15/27	85	88,978
Ryder System, Inc.
2.85%, 03/01/27	105	103,966
4.30%, 06/15/27	85	85,352
4.30%, 12/01/30	80	80,313
4.85%, 06/15/30	75	77,006
4.90%, 12/01/29	70	71,904
4.95%, 09/01/29	65	66,694
5.00%, 03/15/30	65	66,931
5.25%, 06/01/28	155	159,270
5.30%, 03/15/27	55	55,720
5.38%, 03/15/29	105	108,887
5.50%, 06/01/29	60	62,531
5.65%, 03/01/28	110	113,365
6.30%, 12/01/28	100	105,825
6.60%, 12/01/33	140	157,703
Schedule of Investments
90

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.38%, 05/20/31	$225	$207,903
2.40%, 02/05/30	197	186,318
2.80%, 02/14/32	332	308,890
3.00%, 04/15/27	120	119,154
3.70%, 03/01/29	196	195,435
3.95%, 09/10/28	244	245,063
4.50%, 01/20/33	235	239,470
5.10%, 02/20/35	225	234,633
6.63%, 02/01/29	85	91,955
United Parcel Service, Inc.
2.50%, 09/01/29	112	107,345
3.05%, 11/15/27	250	247,732
3.40%, 03/15/29	199	197,213
4.45%, 04/01/30	203	207,661
4.65%, 10/15/30(a)	105	108,426
4.88%, 03/03/33	230	239,828
5.15%, 05/22/34	230	242,217
5.25%, 05/14/35(a)	220	231,124
Walmart, Inc.
1.50%, 09/22/28	347	329,737
1.80%, 09/22/31	480	432,765
3.95%, 09/09/27	294	295,604
		12,052,448
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	115	102,020
3.50%, 03/15/28	52	51,456
3.50%, 06/01/32	110	104,106
3.85%, 03/30/27	122	121,783
4.00%, 06/30/30	115	114,143
4.55%, 11/07/28	110	111,423
4.70%, 04/01/29	123	125,198
4.90%, 03/15/33	90	91,504
5.40%, 03/15/27	70	70,999
5.45%, 09/15/33	145	152,047
5.50%, 06/15/35	165	171,444
6.05%, 03/15/34	120	130,166
6.90%, 05/01/34	85	96,516
		1,442,805
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30(a)	75	74,697
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	150,974
2.80%, 05/01/30	187	178,821
2.95%, 09/01/27	124	122,555
3.45%, 06/01/29	142	140,146
3.75%, 09/01/28	207	206,752
4.45%, 06/01/32	165	166,566
5.15%, 03/01/34	110	114,388
5.25%, 03/01/35	185	192,294
Essential Utilities, Inc.
2.40%, 05/01/31	115	104,981
2.70%, 04/15/30	146	138,113
3.57%, 05/01/29	162	159,624
4.80%, 08/15/27	135	136,503
5.25%, 08/15/35	50	51,300
5.38%, 01/15/34	85	88,449
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$55	$58,522
		2,009,988
Total Corporate Bonds & Notes — 29.8% (Cost: $1,152,133,273)		1,163,631,978
Foreign Government Obligations(d)
Canada — 0.5%
Canada Government International Bonds
3.75%, 04/26/28	930	936,309
4.00%, 03/18/30	520	529,804
4.63%, 04/30/29	700	724,929
Export Development Canada
3.00%, 05/25/27	240	238,595
3.75%, 09/07/27	400	401,724
3.88%, 02/14/28	745	750,994
4.00%, 06/20/30	625	636,541
4.13%, 02/13/29	690	703,388
4.75%, 06/05/34	205	217,798
Hydro-Quebec
Series HH, 8.50%, 12/01/29	140	162,794
Series HK, 9.38%, 04/15/30	45	54,501
Province of Alberta Canada
1.30%, 07/22/30	260	235,554
3.30%, 03/15/28	475	473,025
4.50%, 06/26/29	160	164,669
4.50%, 01/24/34	260	267,848
Province of British Columbia Canada
1.30%, 01/29/31	840	750,029
4.20%, 07/06/33(a)	475	480,399
4.70%, 01/24/28	695	710,163
4.75%, 06/12/34	415	433,899
4.80%, 11/15/28	400	413,273
4.80%, 06/11/35(a)	510	532,795
4.90%, 04/24/29	525	546,160
Province of Manitoba Canada
1.50%, 10/25/28	200	189,844
4.30%, 07/27/33	250	253,815
4.90%, 05/31/34	165	174,005
Province of New Brunswick Canada, 3.63%, 02/24/28	120	119,870
Province of Ontario Canada
1.05%, 05/21/27	250	242,677
1.13%, 10/07/30	495	442,570
1.60%, 02/25/31	555	502,643
1.80%, 10/14/31	165	148,704
2.00%, 10/02/29	275	260,626
2.13%, 01/21/32	350	318,875
3.10%, 05/19/27	425	422,939
3.70%, 09/17/29	550	552,452
4.20%, 01/18/29	655	667,449
4.70%, 01/15/30	65	67,577
4.85%, 06/11/35	445	467,562
5.05%, 04/24/34	315	336,407
Province of Quebec Canada
1.35%, 05/28/30	225	204,566
1.90%, 04/21/31	100	91,514
2.75%, 04/12/27	425	421,343
3.63%, 04/13/28	680	681,452
3.88%, 01/14/31	270	272,307
91
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.25%, 09/05/34	$430	$432,670
4.50%, 04/03/29	775	796,486
4.50%, 09/08/33	305	314,003
4.63%, 08/28/35	515	530,519
Series PD, 7.50%, 09/15/29	317	357,669
		19,635,735
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	355	327,097
2.55%, 01/27/32	360	326,044
2.55%, 07/27/33	490	430,653
3.24%, 02/06/28	450	443,950
3.50%, 01/31/34	335	312,069
4.85%, 01/22/29	425	435,246
		2,275,059
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	53,307
2.15%, 07/28/31	300	267,759
2.85%, 02/14/30	400	380,115
3.40%, 09/18/29	40	39,061
3.50%, 01/11/28	135	134,029
3.55%, 03/31/32	280	266,065
3.85%, 10/15/30	395	389,068
4.10%, 04/24/28	320	321,344
4.15%, 09/20/27	475	476,307
4.40%, 03/10/29	70	70,488
4.55%, 01/11/28	240	242,515
4.65%, 09/20/32	325	327,480
4.70%, 02/10/34	120	119,436
4.75%, 02/11/29	340	347,033
4.75%, 09/10/34	215	213,739
4.85%, 01/11/33	295	297,965
4.95%, 02/21/36	300	298,829
5.25%, 01/15/30	90	93,234
5.60%, 01/15/35	230	242,445
		4,580,219
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	392,870
3.25%, 01/17/28	40	39,332
4.50%, 01/17/33	445	438,058
5.00%, 01/13/36	490	488,544
5.38%, 03/12/29	495	509,330
5.38%, 02/19/30	500	517,633
5.50%, 03/12/34	645	671,285
5.63%, 02/19/35	500	524,588
State of Israel, 2.50%, 01/15/30	250	233,286
		3,814,926
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	535	518,983
5.38%, 06/15/33	315	338,054
		857,037
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	298,443
1.88%, 04/15/31	630	575,140
2.00%, 10/17/29	200	188,813
2.13%, 02/16/29	245	234,850
Security	Par (000)	Value
Japan (continued)
2.75%, 11/16/27	$305	$300,652
2.88%, 06/01/27	305	302,249
2.88%, 07/21/27	240	237,587
3.25%, 07/20/28	200	198,513
3.50%, 10/31/28	205	204,570
4.38%, 10/05/27	195	197,294
4.38%, 01/24/31	240	246,755
4.63%, 07/22/27	310	314,140
4.63%, 07/19/28	325	332,723
4.63%, 04/17/34	215	223,183
4.88%, 10/18/28	45	46,462
Japan International Cooperation Agency
1.00%, 07/22/30	265	235,696
2.75%, 04/27/27	200	198,028
3.25%, 05/25/27	200	199,080
3.38%, 06/12/28	210	208,652
4.00%, 05/23/28	100	100,704
4.75%, 05/21/29	210	216,824
		5,060,358
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	770	693,126
3.25%, 04/16/30	495	470,988
3.50%, 02/12/34	635	556,545
3.75%, 01/11/28	390	387,075
4.15%, 03/28/27	492	492,301
4.50%, 04/22/29	670	673,854
4.75%, 03/22/31	180	179,411
4.75%, 04/27/32	540	530,884
4.88%, 05/19/33	500	486,208
5.00%, 05/07/29	220	224,449
5.38%, 03/22/33	920	922,283
5.40%, 02/09/28	275	281,306
5.63%, 02/09/34	675	682,452
5.63%, 09/22/35	615	615,037
5.85%, 07/02/32	440	456,589
6.35%, 02/09/35	570	601,353
6.75%, 09/27/34	455	496,712
7.50%, 04/08/33	260	300,374
8.30%, 08/15/31	467	554,892
		9,605,839
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	560	471,806
3.16%, 01/23/30	325	308,289
3.30%, 01/19/33	220	196,938
3.88%, 03/17/28	405	401,843
6.40%, 02/14/35	510	546,558
6.88%, 01/31/36(a)	500	551,454
7.50%, 03/01/31	215	240,765
8.88%, 09/30/27	345	370,523
9.38%, 04/01/29	355	407,805
		3,495,981
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	390	327,514
2.78%, 01/23/31	630	585,642
2.84%, 06/20/30	215	203,647
3.00%, 01/15/34	560	492,785
4.13%, 08/25/27(a)	210	210,897
Schedule of Investments
92

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
5.38%, 02/08/35	$285	$294,706
8.75%, 11/21/33	530	667,322
		2,782,513
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	55	58,066
Philippines Government International Bonds
1.65%, 06/10/31	370	326,046
1.95%, 01/06/32	250	219,687
2.46%, 05/05/30	300	281,119
3.00%, 02/01/28	470	462,404
3.23%, 03/29/27	115	114,177
3.56%, 09/29/32	50	47,534
3.75%, 01/14/29	340	337,766
4.38%, 03/05/30	40	40,638
4.63%, 07/17/28	200	203,179
4.75%, 03/05/35	20	20,066
5.00%, 07/17/33	380	391,096
5.00%, 01/27/36	400	406,761
5.17%, 10/13/27	120	122,466
5.25%, 05/14/34	120	125,048
5.50%, 02/04/35	250	264,547
5.61%, 04/13/33	275	293,248
6.38%, 01/15/32	205	227,112
6.38%, 10/23/34	400	447,057
7.75%, 01/14/31	250	289,464
9.50%, 02/02/30	612	733,347
		5,410,828
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	355	363,641
4.88%, 02/12/30	680	704,568
4.88%, 10/04/33	605	620,915
5.13%, 09/18/34	680	704,806
5.38%, 02/12/35	640	671,374
5.50%, 11/16/27	390	401,160
5.75%, 11/16/32	400	431,298
		3,897,762
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	192,921
1.38%, 02/09/31	550	492,188
2.13%, 01/18/32	35	31,911
2.38%, 04/21/27	175	172,608
4.00%, 09/11/27	45	45,244
4.00%, 09/11/29	115	116,504
4.13%, 10/17/27	10	10,080
4.25%, 09/15/27	335	338,042
4.50%, 01/11/29	205	209,983
4.50%, 09/15/32	200	207,703
4.63%, 01/11/34	200	206,561
5.00%, 01/11/28	185	189,486
5.13%, 09/18/28	295	305,594
5.13%, 01/11/33	390	414,367
5.13%, 09/18/33	30	32,025
Korea Development Bank(The)
1.38%, 04/25/27	50	48,730
3.75%, 09/16/30	200	200,272
4.25%, 09/08/32	200	204,675
4.38%, 02/15/33	320	325,406
Security	Par (000)	Value
South Korea (continued)
4.50%, 02/15/29	$210	$215,263
4.88%, 02/03/30	200	208,300
5.38%, 10/23/28	210	219,160
5.63%, 10/23/33	325	357,301
Korea International Bonds
1.00%, 09/16/30	70	62,422
1.75%, 10/15/31	25	22,626
2.50%, 06/19/29	245	236,852
3.50%, 09/20/28	205	204,625
4.50%, 07/03/29	240	246,878
		5,517,727
Supranational — 2.0%
African Development Bank
3.50%, 09/18/29	600	600,277
3.63%, 03/03/31	50	50,129
3.88%, 06/12/28	190	191,784
4.00%, 03/18/30(a)	535	544,748
4.13%, 01/22/36	260	262,240
4.38%, 11/03/27	600	608,944
4.38%, 03/14/28	505	514,167
4.50%, 06/12/35	435	452,346
5.75% , (5-year CMT + 1.58%)(b)(e)	200	201,058
Asian Development Bank
0.75%, 10/08/30	280	247,248
1.25%, 06/09/28	345	328,755
1.50%, 03/04/31	515	466,796
1.75%, 09/19/29	403	380,104
1.88%, 03/15/29	155	148,145
1.88%, 01/24/30	517	486,797
2.38%, 08/10/27	25	24,630
2.50%, 11/02/27	389	383,208
2.75%, 01/19/28	450	444,538
3.13%, 08/20/27	1,155	1,149,923
3.13%, 09/26/28	240	238,386
3.13%, 04/27/32	262	253,942
3.63%, 08/28/29	885	889,769
3.75%, 04/25/28	810	815,466
3.75%, 08/28/30(a)	340	343,315
3.88%, 09/28/32	255	257,222
3.88%, 06/14/33	515	517,929
4.00%, 01/12/33	515	522,786
4.13%, 05/30/30	550	563,271
4.13%, 01/12/34	520	530,048
4.25%, 01/14/36	250	255,167
4.38%, 01/14/28	250	254,271
4.38%, 03/06/29	850	873,022
4.38%, 03/22/35	660	681,669
4.50%, 08/25/28	835	856,854
5.82%, 06/16/28	200	210,031
6.22%, 08/15/27	50	51,662
6.38%, 10/01/28	75	79,907
Asian Infrastructure Investment Bank(The)
3.63%, 09/15/28	35	35,194
3.75%, 09/14/27	370	371,655
4.00%, 01/18/28	380	383,932
4.13%, 01/18/29	605	616,628
4.13%, 01/14/36	65	65,860
4.25%, 03/13/34	415	426,582
4.50%, 01/16/30	430	445,548
4.50%, 05/21/35	265	276,351
93
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Corp. Andina de Fomento
4.13%, 01/07/28	$165	$166,325
5.00%, 01/24/29	250	258,880
5.00%, 01/22/30	170	177,169
6.00%, 04/26/27	330	338,652
Council of Europe Development Bank
3.63%, 01/26/28	40	40,127
3.63%, 05/08/28	155	155,547
3.75%, 01/14/31	95	95,822
4.13%, 01/24/29	230	234,341
4.50%, 01/15/30	240	248,481
4.63%, 06/11/27	215	218,053
European Bank for Reconstruction & Development
4.13%, 01/25/29	860	876,268
4.25%, 03/13/34	330	339,036
4.38%, 03/09/28	630	641,451
European Investment Bank
0.63%, 10/21/27	295	282,040
0.75%, 09/23/30	175	154,754
0.88%, 05/17/30	300	269,319
1.25%, 02/14/31	945	847,225
1.38%, 03/15/27	1,115	1,091,161
1.63%, 10/09/29	170	159,519
1.63%, 05/13/31	110	99,901
1.75%, 03/15/29	660	628,483
2.38%, 05/24/27	499	492,592
3.25%, 11/15/27	560	558,508
3.63%, 07/15/30	880	884,203
3.75%, 11/15/29	1,050	1,060,113
3.75%, 03/13/31	220	222,029
3.75%, 02/14/33	1,185	1,184,488
3.88%, 03/15/28	1,300	1,311,759
3.88%, 10/15/30	310	314,676
4.00%, 02/15/29	1,065	1,082,578
4.13%, 02/13/34	960	979,337
4.25%, 08/16/32	385	397,055
4.25%, 02/08/36	205	209,342
4.38%, 03/19/27	900	908,200
4.38%, 10/10/31	910	944,279
4.50%, 10/16/28	935	960,857
4.50%, 03/14/30	1,210	1,255,741
4.63%, 02/12/35	805	846,518
4.75%, 06/15/29	1,110	1,154,988
Inter-American Development Bank
0.63%, 09/16/27	440	421,510
1.13%, 07/20/28	750	711,531
1.13%, 01/13/31	1,040	928,311
2.25%, 06/18/29	638	614,300
2.38%, 07/07/27	711	701,074
3.13%, 09/18/28	790	784,769
3.50%, 09/14/29	680	680,740
3.50%, 04/12/33	595	584,730
3.63%, 09/17/31(a)	560	560,110
3.75%, 06/14/30	125	126,142
4.00%, 01/12/28	660	666,698
4.13%, 02/15/29	920	937,949
4.13%, 01/23/36	395	398,300
4.38%, 07/17/34	620	640,923
4.38%, 07/16/35	600	618,818
4.50%, 02/15/30	525	544,279
4.50%, 09/13/33	520	543,462
Security	Par (000)	Value
Supranational (continued)
Inter-American Investment Corp.
3.63%, 11/20/28	$35	$35,132
4.13%, 02/15/28	190	192,178
4.25%, 02/14/29	220	224,547
4.25%, 04/01/30	280	286,738
4.75%, 09/19/28	120	123,675
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,135	1,084,466
0.75%, 08/26/30	880	779,703
0.88%, 05/14/30	1,180	1,059,340
1.13%, 09/13/28	1,190	1,125,035
1.25%, 02/10/31	973	872,408
1.38%, 04/20/28	1,170	1,121,053
1.63%, 11/03/31	1,315	1,180,406
1.75%, 10/23/29	719	676,928
2.50%, 11/22/27	470	462,770
2.50%, 03/29/32	395	370,188
3.13%, 06/15/27	975	970,585
3.50%, 07/12/28	1,195	1,197,934
3.50%, 10/28/30	160	159,855
3.63%, 05/05/28	220	220,911
3.63%, 09/21/29	635	638,356
3.88%, 10/16/29(a)	615	623,384
3.88%, 02/14/30	1,240	1,257,403
3.88%, 08/28/34	955	953,520
4.00%, 07/25/30	675	688,151
4.00%, 01/10/31	1,210	1,234,373
4.00%, 05/06/32	945	962,265
4.13%, 03/20/30	805	823,912
4.38%, 08/27/35	1,280	1,321,455
4.50%, 04/10/31	615	641,327
4.63%, 08/01/28	920	946,169
4.63%, 01/15/32	1,335	1,402,574
4.75%, 11/14/33	875	928,837
4.75%, 02/15/35	105	111,130
Series GDIF, 4.75%, 07/30/29	25	25,042
Series GDIF, 5.17%, 04/24/29	25	25,104
Series GDIF, 5.75%, 05/02/34	25	25,084
International Finance Corp.
0.75%, 08/27/30(a)	750	664,386
3.88%, 07/02/30	300	304,262
4.25%, 07/02/29	450	461,156
4.50%, 01/21/28	160	163,065
4.50%, 07/13/28	380	389,441
Nordic Investment Bank
3.38%, 09/08/27	97	96,902
3.75%, 05/09/30	200	201,726
4.25%, 02/28/29	115	117,656
4.38%, 03/14/28	155	157,822
		78,164,121
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	225	221,870
3.75%, 09/13/27	300	301,074
4.13%, 06/14/28	265	268,356
4.25%, 02/01/29	220	224,531
4.88%, 10/04/30	330	347,557
		1,363,388
Schedule of Investments
94

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	$293	$295,118
4.38%, 01/23/31	503	511,090
5.75%, 10/28/34	515	553,078
		1,359,286
Total Foreign Government Obligations — 3.8% (Cost: $146,862,477)		147,820,779
Municipal Debt Obligations
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32	40	40,096
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	120	121,743
State of California GO
1.70%, 02/01/28(a)	100	96,607
2.50%, 10/01/29	550	530,246
4.50%, 08/01/29	200	206,060
4.88%, 09/01/30	500	524,880
5.10%, 09/01/35	100	106,104
5.75%, 10/01/31	100	109,410
6.00%, 03/01/33	20	22,429
University of California RB
Series BD, 3.35%, 07/01/29	190	188,361
Series BG, 1.32%, 05/15/27	195	189,721
Series BG, 1.61%, 05/15/30	250	230,376
		2,366,033
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	279,948
Class A,5.53%, 07/01/34(a)	200	215,164
		495,112
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,475	1,526,285
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	255,234
Commonwealth of Massachusetts RB, 3.77%, 07/15/29(a)	325	326,115
		581,349
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	222	234,451
New York — 0.0%
New York State Dormitory Authority RB, 5.23%, 07/01/35	200	212,690
Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	191	194,509
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	610	627,743
Security	Par (000)	Value
Virginia — 0.0%
Williamsburg Economic Development Authority RB, 4.96%, 11/01/35	$35	$36,184
Total Municipal Debt Obligations — 0.2% (Cost: $6,187,754)		6,274,356
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
3.00%, 03/10/28	75	74,311
3.25%, 06/09/28	300	298,999
3.25%, 11/16/28	2,470	2,461,861
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	571,229
6.75%, 09/15/29(a)	50	55,436
6.75%, 03/15/31	1,075	1,231,562
Federal National Mortgage Association
0.75%, 10/08/27	1,807	1,732,185
0.88%, 08/05/30	2,550	2,279,338
6.03%, 10/08/27	320	332,484
6.25%, 05/15/29	1,285	1,393,870
6.63%, 11/15/30	1,075	1,217,317
7.13%, 01/15/30	25	28,251
7.25%, 05/15/30	170	194,729
Tennessee Valley Authority, 4.88%, 05/15/35	250	263,820
		12,135,392
U.S. Government Obligations — 64.4%
U.S. Treasury Bonds
5.25%, 11/15/28	950	993,195
5.25%, 02/15/29	150	157,793
5.38%, 02/15/31	500	540,117
5.50%, 08/15/28	5,414	5,667,358
6.13%, 08/15/29	1,000	1,085,000
U.S. Treasury Notes
0.38%, 07/31/27	760	727,997
0.38%, 09/30/27	1,983	1,890,976
0.50%, 04/30/27	2,000	1,932,734
0.50%, 05/31/27	7,900	7,615,477
0.50%, 06/30/27	6,070	5,838,107
0.50%, 10/31/27	10,100	9,626,957
0.63%, 03/31/27	3,850	3,733,898
0.63%, 11/30/27	18,918	18,033,436
0.63%, 12/31/27	18,741	17,825,912
0.63%, 05/15/30	11,450	10,182,449
0.75%, 01/31/28	9,000	8,563,008
0.88%, 11/15/30	12,178	10,796,558
1.00%, 07/31/28	13,000	12,288,047
1.13%, 02/29/28	10,000	9,566,797
1.13%, 08/31/28	17,832	16,876,316
1.13%, 02/15/31	22,527	20,105,348
1.25%, 03/31/28	11,500	11,010,352
1.25%, 04/30/28	11,780	11,259,103
1.25%, 05/31/28	11,000	10,495,547
1.25%, 06/30/28	10,500	10,002,070
1.25%, 09/30/28	15,854	15,021,665
1.25%, 08/15/31	25,712	22,759,138
1.38%, 10/31/28	11,190	10,620,884
1.38%, 12/31/28	8,500	8,041,797
1.38%, 11/15/31	25,600	22,664,000
1.50%, 11/30/28	10,050	9,556,137
95
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.50%, 02/15/30	$11,200	$10,399,375
1.63%, 05/15/31	23,000	20,903,047
1.75%, 01/31/29	10,750	10,262,051
1.88%, 02/28/29	10,000	9,569,531
1.88%, 02/15/32	24,710	22,389,577
2.25%, 08/15/27	8,000	7,865,312
2.25%, 11/15/27	12,710	12,465,730
2.38%, 05/15/27	11,000	10,855,195
2.38%, 03/31/29	9,000	8,731,406
2.38%, 05/15/29	11,000	10,657,969
2.50%, 03/31/27	11,000	10,883,555
2.63%, 05/31/27	10,041	9,935,590
2.63%, 02/15/29	12,922	12,643,369
2.63%, 07/31/29	9,500	9,258,047
2.75%, 04/30/27	13,400	13,287,461
2.75%, 07/31/27	9,910	9,814,771
2.75%, 02/15/28	8,990	8,882,893
2.75%, 05/31/29	12,284	12,035,441
2.75%, 08/15/32	20,991	19,870,933
2.88%, 05/15/28	10,830	10,711,547
2.88%, 08/15/28	13,051	12,895,000
2.88%, 04/30/29	11,000	10,825,547
2.88%, 05/15/32	21,120	20,200,950
3.13%, 08/31/27	10,000	9,954,297
3.13%, 11/15/28	14,500	14,401,445
3.13%, 08/31/29	13,000	12,868,984
3.25%, 06/30/27	10,000	9,972,656
3.25%, 06/30/29	8,600	8,554,984
3.38%, 09/15/27	20,179	20,160,870
3.38%, 11/30/27	17,044	17,034,013
3.38%, 12/31/27	23,319	23,308,069
3.38%, 09/15/28	8,792	8,789,253
3.38%, 05/15/33	22,450	21,927,336
3.50%, 09/30/27	13,227	13,241,467
3.50%, 10/31/27	18,893	18,915,140
3.50%, 01/31/28	18,298	18,333,738
3.50%, 04/30/28	5,715	5,727,502
3.50%, 10/15/28	8,383	8,405,922
3.50%, 11/15/28	8,048	8,071,264
3.50%, 12/15/28	13,760	13,800,850
3.50%, 01/15/29(a)	9,846	9,876,000
3.50%, 09/30/29	26,346	26,401,574
3.50%, 01/31/30	9,500	9,514,844
3.50%, 04/30/30	14,500	14,512,461
3.50%, 11/30/30	23,866	23,854,813
3.50%, 02/15/33	22,590	22,279,388
3.63%, 08/31/27	18,926	18,976,272
3.63%, 03/31/28	13,350	13,411,535
3.63%, 05/31/28	10,000	10,050,781
3.63%, 08/15/28	13,635	13,713,827
3.63%, 08/31/29	12,453	12,530,831
3.63%, 03/31/30	7,900	7,946,289
3.63%, 08/31/30	18,854	18,952,689
3.63%, 09/30/30	21,444	21,556,246
3.63%, 10/31/30	20,351	20,452,755
3.63%, 12/31/30	19,990	20,085,265
3.63%, 09/30/31	8,409	8,422,796
3.75%, 04/30/27	16,285	16,332,074
3.75%, 06/30/27	25,830	25,926,863
3.75%, 08/15/27	12,773	12,827,385
3.75%, 04/15/28	15,622	15,735,504
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 05/15/28	$10,929	$11,011,821
3.75%, 12/31/28	9,470	9,561,741
3.75%, 05/31/30	11,000	11,114,297
3.75%, 06/30/30	11,026	11,141,428
3.75%, 12/31/30	14,901	15,050,010
3.75%, 01/31/31	21,828	22,053,101
3.75%, 08/31/31	11,185	11,275,878
3.75%, 10/31/32	8,458	8,483,110
3.75%, 11/30/32	10,828	10,856,762
3.88%, 03/31/27	15,728	15,788,823
3.88%, 05/31/27	22,625	22,731,938
3.88%, 07/31/27	18,210	18,316,699
3.88%, 10/15/27	12,509	12,596,954
3.88%, 11/30/27	16,726	16,854,712
3.88%, 12/31/27	5,235	5,278,352
3.88%, 03/15/28	18,818	18,998,829
3.88%, 06/15/28	6,909	6,984,027
3.88%, 07/15/28	8,840	8,937,378
3.88%, 09/30/29	17,160	17,409,356
3.88%, 11/30/29	13,078	13,271,105
3.88%, 12/31/29	17,124	17,380,860
3.88%, 04/30/30	17,300	17,566,258
3.88%, 06/30/30	20,450	20,767,934
3.88%, 07/31/30	22,789	23,146,859
3.88%, 08/31/32	11,851	11,982,472
3.88%, 09/30/32	8,969	9,064,296
3.88%, 12/31/32	10,552	10,655,871
3.88%, 08/15/33	25,657	25,841,410
3.88%, 08/15/34	29,724	29,765,799
4.00%, 12/15/27	11,895	12,016,738
4.00%, 02/29/28	12,000	12,138,750
4.00%, 06/30/28	15,192	15,402,077
4.00%, 01/31/29	9,877	10,042,131
4.00%, 07/31/29	12,526	12,757,927
4.00%, 10/31/29	8,700	8,865,164
4.00%, 02/28/30	23,913	24,387,524
4.00%, 03/31/30	17,341	17,689,175
4.00%, 05/31/30	14,970	15,275,248
4.00%, 07/31/30	13,000	13,269,141
4.00%, 01/31/31	9,829	10,036,330
4.00%, 04/30/32	8,517	8,680,686
4.00%, 06/30/32	11,256	11,467,929
4.00%, 07/31/32	8,534	8,692,012
4.00%, 01/31/33	3,900	3,967,031
4.00%, 02/15/34	28,610	28,985,506
4.00%, 11/15/35	29,618	29,724,440
4.13%, 09/30/27	11,726	11,850,589
4.13%, 10/31/27	10,698	10,817,935
4.13%, 11/15/27(a)	14,895	15,067,805
4.13%, 07/31/28	11,000	11,189,063
4.13%, 03/31/29	13,013	13,287,493
4.13%, 10/31/29	18,854	19,294,418
4.13%, 11/30/29	18,017	18,442,089
4.13%, 08/31/30	7,612	7,807,058
4.13%, 03/31/31	7,208	7,401,715
4.13%, 07/31/31	8,460	8,690,006
4.13%, 10/31/31	8,346	8,568,343
4.13%, 11/30/31	7,366	7,562,235
4.13%, 02/29/32	7,772	7,976,015
4.13%, 03/31/32	11,324	11,621,255
4.13%, 05/31/32	9,346	9,588,412
Schedule of Investments
96

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 11/15/32	$22,000	$22,550,000
4.13%, 02/15/36	13,640	13,821,156
4.25%, 03/15/27	9,696	9,768,341
4.25%, 01/15/28	9,718	9,865,668
4.25%, 02/15/28	9,534	9,687,438
4.25%, 02/28/29	17,156	17,570,157
4.25%, 06/30/29	12,731	13,062,205
4.25%, 01/31/30	14,328	14,739,930
4.25%, 02/28/31	7,795	8,048,338
4.25%, 06/30/31	8,064	8,330,490
4.25%, 11/15/34	28,705	29,494,387
4.25%, 05/15/35	29,040	29,784,150
4.25%, 08/15/35	29,433	30,164,226
4.38%, 07/15/27	13,363	13,527,428
4.38%, 08/31/28	11,197	11,459,430
4.38%, 11/30/28	8,972	9,201,207
4.38%, 12/31/29	14,927	15,416,792
4.38%, 11/30/30	6,370	6,606,884
4.38%, 01/31/32	7,450	7,745,090
4.38%, 05/15/34	29,598	30,731,048
4.50%, 04/15/27	12,897	13,037,053
4.50%, 05/15/27	13,679	13,839,301
4.50%, 05/31/29	17,898	18,490,871
4.50%, 12/31/31	7,545	7,893,956
4.50%, 11/15/33	27,303	28,599,892
4.63%, 06/15/27	11,404	11,567,933
4.63%, 09/30/28	8,337	8,590,367
4.63%, 04/30/29	17,897	18,544,368
4.63%, 09/30/30	9,072	9,498,668
4.63%, 04/30/31	7,835	8,230,423
4.63%, 05/31/31	8,404	8,829,453
4.63%, 02/15/35	28,786	30,369,230
4.88%, 10/31/28	8,906	9,239,279
4.88%, 10/31/30	7,506	7,943,459
		2,510,349,390
Total U.S. Government & Agency Obligations — 64.7% (Cost: $2,516,964,357)		2,522,484,782
Total Long-Term Investments — 98.5% (Cost: $3,822,147,861)		3,840,211,895
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)(h)	57,191,179	$57,191,179
Total Short-Term Securities — 1.5% (Cost: $57,191,179)		57,191,179
Total Investments — 100.0% (Cost: $3,879,339,040)		3,897,403,074
Other Assets Less Liabilities — 0.0%		1,053,097
Net Assets — 100.0%		$3,898,456,171

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,725,200	$33,465,979 (a)	$—	$—	$—	$57,191,179	57,191,179	$663,455 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

97
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,163,631,978	$—	$1,163,631,978
Foreign Government Obligations	—	147,820,779	—	147,820,779
Municipal Debt Obligations	—	6,274,356	—	6,274,356
U.S. Government & Agency Obligations	—	2,522,484,782	—	2,522,484,782
Short-Term Securities
Money Market Funds	57,191,179	—	—	57,191,179
	$57,191,179	$3,840,211,895	$—	$3,897,403,074
See notes to financial statements.
Schedule of Investments
98

Schedule of Investments
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.5%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$13	$12,730
2.00%, 05/01/28	3	2,751
2.00%, 08/01/28	48	46,601
2.00%, 09/01/28	26	25,329
2.00%, 12/01/28	9	8,506
2.00%, 01/01/30	40	39,123
2.50%, 03/01/27	4	3,550
2.50%, 06/01/27	5	5,369
2.50%, 07/01/27	52	51,280
2.50%, 08/01/27	91	90,650
2.50%, 09/01/27	96	94,673
2.50%, 11/01/27	52	51,674
2.50%, 12/01/27	1	790
2.50%, 01/01/28	2	1,825
2.50%, 02/01/28	790	780,169
2.50%, 03/01/28	106	104,501
2.50%, 04/01/28	81	81,364
2.50%, 05/01/28	20	19,116
2.50%, 06/01/28	24	24,758
2.50%, 07/01/28	71	70,144
2.50%, 09/01/28	24	23,667
2.50%, 07/01/29	424	417,387
2.50%, 08/01/29	13	13,341
2.50%, 10/01/29	68	66,510
2.50%, 12/01/29	248	243,731
2.50%, 01/01/30	1,509	1,487,632
2.50%, 02/01/30	222	217,799
2.50%, 03/01/30	1,274	1,250,326
2.50%, 04/01/30	1,748	1,712,178
2.50%, 05/01/30	1,566	1,534,560
2.50%, 06/01/30	4,555	4,461,071
2.50%, 07/01/30	329	322,276
2.50%, 08/01/30	131	129,305
2.50%, 09/01/30	139	136,230
2.50%, 10/01/30	3	3,169
2.50%, 12/01/30	6	5,769
2.50%, 01/01/31	19	18,354
2.50%, 04/01/31	2	1,731
2.50%, 06/01/31	431	420,958
2.50%, 08/01/31	524	511,177
2.50%, 09/01/31	445	433,379
2.50%, 10/01/31	2,340	2,280,039
2.50%, 11/01/31	2,757	2,684,943
2.50%, 12/01/31	6,993	6,808,163
2.50%, 01/01/32	9,721	9,458,328
2.50%, 02/01/32	5,404	5,259,727
2.50%, 07/01/32	701	679,792
2.50%, 08/01/32	802	777,730
2.50%, 09/01/32	3,113	3,026,782
2.50%, 10/01/32	630	609,724
2.50%, 11/01/32	6,334	6,131,816
2.50%, 12/01/32	357	345,129
2.50%, 01/01/33	3,266	3,163,994
2.50%, 02/01/33	528	511,728
2.50%, 04/01/33	637	615,667
2.50%, 08/01/33	226	217,534
2.50%, 06/01/34	249	239,187
2.50%, 01/01/43	45	41,680
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/43	$520	$476,773
2.50%, 03/01/43	68	62,612
2.50%, 04/01/43	274	251,286
2.50%, 06/01/43	212	194,678
2.50%, 07/01/43	896	821,643
2.50%, 08/01/43	98	89,530
2.50%, 04/01/45	75	67,213
2.50%, 07/01/45	9	8,427
2.50%, 01/01/46	109	97,360
2.50%, 11/01/46	54	48,404
2.50%, 12/01/46	752	673,603
2.50%, 01/01/47	749	671,344
2.50%, 02/01/47	13	11,465
2.50%, 03/01/47	1,629	1,459,696
3.00%, 10/01/26	11	10,859
3.00%, 11/01/26	17	17,096
3.00%, 12/01/26	14	13,217
3.00%, 01/01/27	1	857
3.00%, 02/01/27	54	52,853
3.00%, 03/01/27	1	841
3.00%, 04/01/27	100	100,373
3.00%, 05/01/27	382	379,491
3.00%, 06/01/27	159	157,156
3.00%, 07/01/27	24	24,148
3.00%, 08/01/27	44	43,646
3.00%, 09/01/27	488	483,553
3.00%, 11/01/27	75	74,429
3.00%, 12/01/27	58	57,244
3.00%, 01/01/28	10	9,658
3.00%, 04/01/28	4	4,388
3.00%, 05/01/28	66	65,640
3.00%, 06/01/28	147	145,958
3.00%, 07/01/28	1	586
3.00%, 09/01/28	476	471,277
3.00%, 10/01/28	81	80,405
3.00%, 11/01/28	15	15,113
3.00%, 01/01/29	56	55,476
3.00%, 04/01/29	769	762,359
3.00%, 05/01/29	1,408	1,394,142
3.00%, 06/01/29	98	97,292
3.00%, 07/01/29	148	146,345
3.00%, 09/01/29	10	9,824
3.00%, 10/01/29	38	37,599
3.00%, 11/01/29	347	343,630
3.00%, 12/01/29	397	392,825
3.00%, 01/01/30	57	56,510
3.00%, 02/01/30	613	606,534
3.00%, 03/01/30	132	129,712
3.00%, 05/01/30	882	870,702
3.00%, 06/01/30	1,041	1,029,521
3.00%, 07/01/30	714	705,285
3.00%, 08/01/30	171	168,486
3.00%, 09/01/30	932	920,440
3.00%, 10/01/30	158	155,524
3.00%, 11/01/30	345	340,840
3.00%, 12/01/30	236	232,581
3.00%, 01/01/31	448	442,112
3.00%, 02/01/31	1,666	1,643,137
3.00%, 03/01/31	965	950,929
3.00%, 05/01/31	2,467	2,431,015
3.00%, 06/01/31	2,036	2,006,152
99
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/31	$198	$194,915
3.00%, 09/01/31	485	477,921
3.00%, 10/01/31	63	62,658
3.00%, 12/01/31	246	242,021
3.00%, 01/01/32	866	852,055
3.00%, 02/01/32	242	237,932
3.00%, 03/01/32	1,942	1,911,613
3.00%, 07/01/32	173	169,214
3.00%, 08/01/32	495	485,634
3.00%, 09/01/32	1,280	1,255,900
3.00%, 10/01/32	229	224,409
3.00%, 11/01/32	2,638	2,587,733
3.00%, 12/01/32	2,320	2,275,749
3.00%, 01/01/33	1,939	1,899,990
3.00%, 02/01/33	1,393	1,365,558
3.00%, 03/01/33	34	32,960
3.00%, 05/01/33	4,443	4,344,575
3.00%, 07/01/33	830	814,645
3.00%, 08/01/33	343	335,323
3.00%, 11/01/33	205	200,012
3.00%, 03/01/42	15	14,009
3.00%, 08/01/42	4	4,088
3.00%, 10/01/42	479	451,208
3.00%, 11/01/42	10,028	9,447,871
3.00%, 12/01/42	34	31,997
3.00%, 01/01/43	3,348	3,152,936
3.00%, 02/01/43	2,587	2,437,791
3.00%, 03/01/43	796	748,052
3.00%, 04/01/43	486	456,209
3.00%, 05/01/43	1,176	1,104,313
3.00%, 06/01/43	696	653,287
3.00%, 07/01/43	1,474	1,382,157
3.00%, 08/01/43	607	570,048
3.00%, 09/01/43	1,789	1,679,628
3.00%, 10/01/43	770	726,022
3.00%, 04/01/44	41	38,183
3.00%, 01/01/45	5	5,108
3.00%, 02/01/45	1,108	1,039,617
3.00%, 03/01/45	187	174,940
3.00%, 04/01/45	17,696	16,469,752
3.00%, 05/01/45	5,225	4,833,353
3.00%, 06/01/45	661	615,750
3.00%, 07/01/45	2,190	2,038,384
3.00%, 08/01/45	436	407,724
3.00%, 10/01/45	123	114,846
3.00%, 11/01/45	436	407,700
3.00%, 12/01/45	4,290	3,994,153
3.00%, 01/01/46	1,249	1,162,337
3.00%, 02/01/46	88	81,481
3.00%, 03/01/46	14,090	13,064,380
3.00%, 04/01/46	392	362,995
3.00%, 05/01/46	371	344,294
3.00%, 06/01/46	738	688,796
3.00%, 07/01/46	410	379,763
3.00%, 08/01/46	10,852	10,079,966
3.00%, 09/01/46	8,748	8,167,785
3.00%, 10/01/46	19,986	18,604,073
3.00%, 11/01/46	21,485	19,928,808
3.00%, 12/01/46	35,412	32,876,578
3.00%, 01/01/47	8,270	7,675,736
3.00%, 02/01/47	39,190	36,452,144
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/47	$716	$663,568
3.00%, 04/01/47	1,005	915,973
3.00%, 05/01/47	11,524	10,751,963
3.00%, 06/01/47	11,141	10,329,935
3.00%, 07/01/47	10,326	9,574,147
3.00%, 08/01/47	1,822	1,689,099
3.00%, 10/01/47	3,242	3,006,255
3.00%, 11/01/47	299	277,745
3.00%, 12/01/47	554	515,233
3.00%, 01/01/48	2,064	1,914,736
3.00%, 02/01/48	662	615,062
3.00%, 07/01/48	277	254,180
3.00%, 10/01/48	330	302,828
3.00%, 11/01/48	545	500,278
3.50%, 03/01/26	1	979
3.50%, 04/01/26	0 (a)	159
3.50%, 05/01/26	1	584
3.50%, 06/01/26	6	5,792
3.50%, 07/01/26	19	19,282
3.50%, 08/01/26	21	20,549
3.50%, 09/01/26	0 (a)	451
3.50%, 10/01/26	12	12,027
3.50%, 01/01/27	3	2,613
3.50%, 02/01/27	0 (a)	258
3.50%, 03/01/27	15	14,910
3.50%, 04/01/27	2	2,359
3.50%, 01/01/28	73	72,587
3.50%, 12/01/28	16	15,729
3.50%, 02/01/29	5	5,211
3.50%, 03/01/29	4	3,696
3.50%, 06/01/29	341	340,516
3.50%, 07/01/29	38	37,972
3.50%, 08/01/29	55	54,499
3.50%, 09/01/29	5	4,669
3.50%, 10/01/29	350	348,811
3.50%, 11/01/29	7	6,617
3.50%, 01/01/30	6	6,276
3.50%, 06/01/30	58	57,288
3.50%, 09/01/30	8	7,550
3.50%, 05/01/31	800	796,759
3.50%, 01/01/32	575	571,863
3.50%, 03/01/32	74	73,425
3.50%, 04/01/32	813	807,301
3.50%, 05/01/32	902	895,788
3.50%, 06/01/32	879	872,667
3.50%, 07/01/32	1,083	1,074,477
3.50%, 09/01/32	461	457,474
3.50%, 10/01/32	2,271	2,254,516
3.50%, 01/01/33	554	549,242
3.50%, 02/01/33	168	166,317
3.50%, 03/01/33	965	956,147
3.50%, 06/01/33	829	820,172
3.50%, 07/01/33	491	486,463
3.50%, 09/01/33	461	456,644
3.50%, 05/01/35	4,504	4,453,491
3.50%, 03/01/38	4,026	3,946,655
3.50%, 06/01/38	4,130	4,042,959
3.50%, 02/01/41	7	7,238
3.50%, 10/01/41	10	9,763
3.50%, 11/01/41	31	29,904
3.50%, 01/01/42	107	104,217
Schedule of Investments
100

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/42	$190	$185,257
3.50%, 03/01/42	1,413	1,378,135
3.50%, 04/01/42	1,238	1,199,363
3.50%, 05/01/42	866	838,875
3.50%, 06/01/42	407	395,965
3.50%, 08/01/42	40	38,634
3.50%, 09/01/42	3,155	3,074,137
3.50%, 10/01/42	1,066	1,035,264
3.50%, 11/01/42	643	622,859
3.50%, 01/01/43	770	745,581
3.50%, 02/01/43	667	650,617
3.50%, 04/01/43	15	14,138
3.50%, 06/01/43	2,135	2,072,830
3.50%, 07/01/43	2,170	2,102,454
3.50%, 08/01/43	11	10,969
3.50%, 09/01/43	11	11,078
3.50%, 01/01/44	144	139,720
3.50%, 08/01/44	318	307,228
3.50%, 09/01/44	1,112	1,077,804
3.50%, 10/01/44	6,584	6,338,105
3.50%, 11/01/44	435	416,968
3.50%, 12/01/44	4,040	3,872,091
3.50%, 02/01/45	771	750,250
3.50%, 03/01/45	3,298	3,207,451
3.50%, 04/01/45	2	2,347
3.50%, 05/01/45	37	35,238
3.50%, 06/01/45	398	385,651
3.50%, 08/01/45	10,306	9,974,953
3.50%, 09/01/45	5	4,624
3.50%, 11/01/45	287	276,122
3.50%, 12/01/45	5,047	4,832,325
3.50%, 01/01/46	4,289	4,134,460
3.50%, 03/01/46	4,639	4,438,560
3.50%, 04/01/46	1,461	1,400,614
3.50%, 05/01/46	16,122	15,412,018
3.50%, 06/01/46	4,459	4,309,603
3.50%, 07/01/46	4,536	4,342,424
3.50%, 08/01/46	3,847	3,694,557
3.50%, 09/01/46	4,600	4,429,802
3.50%, 10/01/46	407	390,497
3.50%, 11/01/46	893	857,005
3.50%, 12/01/46	5,163	4,950,743
3.50%, 01/01/47	1,305	1,251,844
3.50%, 02/01/47	4,663	4,481,929
3.50%, 03/01/47	5,752	5,520,357
3.50%, 04/01/47	2,091	2,000,301
3.50%, 05/01/47	3,872	3,709,924
3.50%, 06/01/47	118	112,954
3.50%, 07/01/47	4,553	4,351,245
3.50%, 08/01/47	2,648	2,540,116
3.50%, 09/01/47	19,666	18,812,313
3.50%, 10/01/47	661	631,865
3.50%, 11/01/47	1,598	1,528,001
3.50%, 12/01/47	4,747	4,560,805
3.50%, 01/01/48	920	879,227
3.50%, 02/01/48	1,943	1,849,304
3.50%, 03/01/48	9,513	9,077,563
3.50%, 04/01/48	2,186	2,098,556
3.50%, 05/01/48	6,400	6,121,668
3.50%, 09/01/48	2,103	2,024,537
3.50%, 04/01/49	2,114	2,023,275
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/49	$852	$815,600
3.50%, 06/01/49	944	903,583
4.00%, 03/01/26	0 (a)	5
4.00%, 04/01/26	0 (a)	43
4.00%, 05/01/26	0 (a)	323
4.00%, 07/01/26	0 (a)	188
4.00%, 04/01/33	537	538,896
4.00%, 09/01/33	0 (a)	377
4.00%, 11/01/33	0 (a)	24
4.00%, 01/01/34	99	98,871
4.00%, 11/01/34	414	414,988
4.00%, 07/01/38	1,541	1,538,003
4.00%, 04/01/39	9	10,161
4.00%, 06/01/39	19	18,700
4.00%, 07/01/39	39	38,705
4.00%, 08/01/39	5	5,353
4.00%, 09/01/39	7	6,369
4.00%, 10/01/39	56	55,661
4.00%, 11/01/39	10	9,990
4.00%, 12/01/39	16	15,797
4.00%, 01/01/40	36	36,135
4.00%, 02/01/40	4	4,453
4.00%, 03/01/40	3	2,635
4.00%, 05/01/40	13	13,093
4.00%, 06/01/40	4	4,253
4.00%, 09/01/40	8	7,440
4.00%, 10/01/40	80	79,349
4.00%, 12/01/40	614	610,617
4.00%, 01/01/41	146	145,362
4.00%, 02/01/41	160	160,493
4.00%, 04/01/41	31	30,901
4.00%, 06/01/41	22	22,135
4.00%, 07/01/41	15	14,851
4.00%, 08/01/41	24	24,221
4.00%, 09/01/41	1,948	1,950,862
4.00%, 10/01/41	76	76,128
4.00%, 11/01/41	240	239,782
4.00%, 12/01/41	51	50,794
4.00%, 01/01/42	23	23,667
4.00%, 02/01/42	3,890	3,895,775
4.00%, 03/01/42	35	34,514
4.00%, 05/01/42	121	120,708
4.00%, 07/01/42	202	201,060
4.00%, 08/01/42	1,304	1,297,197
4.00%, 04/01/43	1,216	1,209,210
4.00%, 08/01/43	193	192,832
4.00%, 10/01/43	77	76,107
4.00%, 11/01/43	3	2,783
4.00%, 12/01/43	600	596,386
4.00%, 01/01/44	42	42,044
4.00%, 02/01/44	611	608,187
4.00%, 03/01/44	14	13,558
4.00%, 04/01/44	339	336,425
4.00%, 05/01/44	333	329,953
4.00%, 06/01/44	1,239	1,228,745
4.00%, 07/01/44	1,688	1,674,453
4.00%, 08/01/44	19	18,721
4.00%, 09/01/44	511	506,142
4.00%, 10/01/44	251	248,489
4.00%, 11/01/44	182	180,675
4.00%, 12/01/44	685	678,670
101
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/45	$758	$752,712
4.00%, 02/01/45	5,044	4,996,364
4.00%, 04/01/45	3,403	3,378,342
4.00%, 06/01/45	10	9,629
4.00%, 07/01/45	889	877,111
4.00%, 08/01/45	19	18,927
4.00%, 09/01/45	1,696	1,674,793
4.00%, 10/01/45	787	775,989
4.00%, 11/01/45	559	551,913
4.00%, 12/01/45	405	400,737
4.00%, 01/01/46	681	672,941
4.00%, 02/01/46	908	896,323
4.00%, 03/01/46	814	802,410
4.00%, 04/01/46	710	700,118
4.00%, 05/01/46	2,971	2,929,792
4.00%, 06/01/46	94	92,318
4.00%, 07/01/46	1,644	1,628,060
4.00%, 08/01/46	41	40,824
4.00%, 09/01/46	747	736,252
4.00%, 10/01/46	647	638,099
4.00%, 11/01/46	11,524	11,359,598
4.00%, 12/01/46	23	22,825
4.00%, 01/01/47	154	151,924
4.00%, 02/01/47	3,377	3,328,185
4.00%, 04/01/47	143	141,617
4.00%, 06/01/47	2,113	2,090,058
4.00%, 07/01/47	367	360,999
4.00%, 08/01/47	2,316	2,276,844
4.00%, 09/01/47	74	72,990
4.00%, 10/01/47	697	684,728
4.00%, 11/01/47	2,668	2,624,266
4.00%, 12/01/47	3,975	3,905,391
4.00%, 01/01/48	2,627	2,593,837
4.00%, 02/01/48	7,012	6,923,113
4.00%, 04/01/48	760	747,270
4.00%, 05/01/48	369	365,386
4.00%, 06/01/48	9,771	9,653,064
4.00%, 07/01/48	56	55,153
4.00%, 08/01/48	960	943,301
4.00%, 09/01/48	885	873,962
4.00%, 10/01/48	6,901	6,803,418
4.00%, 11/01/48	776	761,066
4.00%, 12/01/48	1,977	1,950,844
4.00%, 01/01/49	2,776	2,743,776
4.00%, 02/01/49	15,203	14,983,915
4.00%, 03/01/49	696	684,623
4.00%, 04/01/49	2,080	2,036,190
4.00%, 05/01/49	640	630,061
4.50%, 09/01/26	0 (a)	17
4.50%, 08/01/30	271	273,587
4.50%, 08/01/33	1	1,339
4.50%, 03/01/34	0 (a)	205
4.50%, 04/01/34	2	1,057
4.50%, 05/01/34	0 (a)	252
4.50%, 06/01/34	0 (a)	130
4.50%, 06/01/35	1	865
4.50%, 08/01/35	34	33,679
4.50%, 10/01/35	2	1,701
4.50%, 11/01/35	5	5,514
4.50%, 08/01/36	4	4,383
4.50%, 06/01/38	23	23,291
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/01/38	$1	$1,059
4.50%, 10/01/38	0 (a)	334
4.50%, 02/01/39	25	25,392
4.50%, 03/01/39	1,421	1,443,272
4.50%, 04/01/39	21	21,766
4.50%, 05/01/39	1,572	1,596,608
4.50%, 06/01/39	46	45,825
4.50%, 07/01/39	114	115,069
4.50%, 08/01/39	35	35,377
4.50%, 09/01/39	160	164,182
4.50%, 10/01/39	1,450	1,472,493
4.50%, 11/01/39	37	37,010
4.50%, 12/01/39	43	43,329
4.50%, 01/01/40	36	37,530
4.50%, 02/01/40	205	206,136
4.50%, 03/01/40	6	6,329
4.50%, 04/01/40	55	55,512
4.50%, 05/01/40	39	40,575
4.50%, 06/01/40	9	9,562
4.50%, 07/01/40	35	35,580
4.50%, 08/01/40	124	127,107
4.50%, 09/01/40	909	924,023
4.50%, 10/01/40	10	9,825
4.50%, 11/01/40	1	1,117
4.50%, 01/01/41	3	2,927
4.50%, 02/01/41	1,786	1,812,889
4.50%, 03/01/41	51	51,557
4.50%, 04/01/41	85	86,360
4.50%, 05/01/41	2,308	2,345,942
4.50%, 06/01/41	3,238	3,288,211
4.50%, 07/01/41	53	54,594
4.50%, 08/01/41	441	446,529
4.50%, 10/01/41	110	112,138
4.50%, 11/01/41	7	7,512
4.50%, 01/01/42	4	3,935
4.50%, 03/01/42	18	17,926
4.50%, 05/01/42	1,315	1,336,500
4.50%, 09/01/43	1,286	1,300,217
4.50%, 10/01/43	695	704,873
4.50%, 11/01/43	131	133,483
4.50%, 12/01/43	104	105,524
4.50%, 01/01/44	79	79,570
4.50%, 02/01/44	365	368,739
4.50%, 03/01/44	795	806,195
4.50%, 04/01/44	5	4,808
4.50%, 05/01/44	116	117,980
4.50%, 06/01/44	119	120,512
4.50%, 07/01/44	119	120,100
4.50%, 08/01/44	19	20,157
4.50%, 09/01/44	17	16,760
4.50%, 10/01/44	304	307,001
4.50%, 11/01/44	449	454,626
4.50%, 12/01/44	884	895,998
4.50%, 01/01/45	1,225	1,242,679
4.50%, 03/01/45	270	272,804
4.50%, 07/01/45	835	844,364
4.50%, 08/01/45	407	409,910
4.50%, 09/01/45	213	215,086
4.50%, 10/01/45	281	282,749
4.50%, 11/01/45	61	61,125
4.50%, 01/01/46	356	360,988
Schedule of Investments
102

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/46	$253	$256,274
4.50%, 04/01/46	213	214,703
4.50%, 05/01/46	904	915,313
4.50%, 06/01/46	3,444	3,493,824
4.50%, 07/01/46	1,229	1,248,412
4.50%, 08/01/46	117	118,344
4.50%, 09/01/46	2,080	2,104,542
4.50%, 02/01/47	527	533,999
4.50%, 04/01/47	106	107,018
4.50%, 05/01/47	828	834,686
4.50%, 06/01/47	1,147	1,154,366
4.50%, 08/01/47	542	547,050
4.50%, 09/01/47	548	556,666
4.50%, 05/01/48	829	841,112
4.50%, 06/01/48	1,280	1,288,668
4.50%, 07/01/48	591	597,435
4.50%, 08/01/48	1,067	1,073,384
4.50%, 09/01/48	822	825,517
4.50%, 10/01/48	4,371	4,421,942
4.50%, 11/01/48	1,331	1,348,335
4.50%, 12/01/48	2,790	2,810,416
4.50%, 01/01/49	679	681,669
4.50%, 02/01/49	613	620,391
4.50%, 03/01/49	1,568	1,587,341
5.00%, 02/01/30	2	2,391
5.00%, 04/01/33	0 (a)	502
5.00%, 06/01/33	106	109,114
5.00%, 08/01/33	24	24,690
5.00%, 09/01/33	37	38,198
5.00%, 10/01/33	61	62,115
5.00%, 11/01/33	23	23,531
5.00%, 12/01/33	237	243,626
5.00%, 01/01/34	3	3,089
5.00%, 03/01/34	6	5,907
5.00%, 04/01/34	8	7,958
5.00%, 05/01/34	36	37,401
5.00%, 06/01/34	11	11,598
5.00%, 11/01/34	3	3,305
5.00%, 12/01/34	5	4,984
5.00%, 01/01/35	3	3,438
5.00%, 02/01/35	4	3,166
5.00%, 04/01/35	2	2,393
5.00%, 05/01/35	8	8,106
5.00%, 06/01/35	6	5,850
5.00%, 07/01/35	1,444	1,486,072
5.00%, 08/01/35	299	307,295
5.00%, 09/01/35	61	62,711
5.00%, 10/01/35	7	6,576
5.00%, 11/01/35	16	17,636
5.00%, 12/01/35	30	31,285
5.00%, 01/01/36	209	214,720
5.00%, 03/01/36	1	958
5.00%, 04/01/36	4	4,001
5.00%, 06/01/36	23	23,359
5.00%, 07/01/36	0 (a)	246
5.00%, 08/01/36	11	11,722
5.00%, 10/01/36	21	21,650
5.00%, 11/01/36	487	501,486
5.00%, 01/01/37	274	281,877
5.00%, 02/01/37	245	251,951
5.00%, 06/01/37	11	11,081
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/01/38	$3	$2,990
5.00%, 02/01/38	389	399,388
5.00%, 03/01/38	1,675	1,729,663
5.00%, 04/01/38	24	24,933
5.00%, 05/01/38	2	1,823
5.00%, 06/01/38	5	4,843
5.00%, 09/01/38	6	7,239
5.00%, 11/01/38	7	6,936
5.00%, 12/01/38	236	243,167
5.00%, 01/01/39	88	91,189
5.00%, 02/01/39	18	18,687
5.00%, 03/01/39	8	7,837
5.00%, 05/01/39	35	36,092
5.00%, 06/01/39	1	1,362
5.00%, 07/01/39	12	12,349
5.00%, 08/01/39	2,179	2,249,712
5.00%, 09/01/39	19	20,309
5.00%, 10/01/39	281	290,294
5.00%, 12/01/39	15	14,894
5.00%, 01/01/40	175	180,869
5.00%, 02/01/40	43	43,090
5.00%, 03/01/40	669	696,917
5.00%, 04/01/40	84	86,331
5.00%, 06/01/40	2	1,636
5.00%, 07/01/40	99	101,503
5.00%, 08/01/40	1,270	1,314,729
5.00%, 09/01/40	616	637,255
5.00%, 11/01/40	50	51,659
5.00%, 02/01/41	153	158,276
5.00%, 03/01/41	2	1,873
5.00%, 04/01/41	56	58,197
5.00%, 05/01/41	2	2,159
5.00%, 07/01/41	181	186,390
5.00%, 08/01/41	937	972,217
5.00%, 09/01/41	90	93,266
5.00%, 10/01/41	72	73,994
5.00%, 04/01/44	55	57,034
5.00%, 03/01/47	1,830	1,886,057
5.00%, 05/01/47	18	18,502
5.00%, 07/01/47	1,023	1,048,792
5.00%, 03/01/48	631	648,494
5.00%, 04/01/48	1,805	1,845,836
5.00%, 06/01/48	194	200,055
5.00%, 07/01/48	476	487,316
5.00%, 08/01/48	2,841	2,912,181
5.00%, 09/01/48	342	351,967
5.00%, 10/01/48	1,566	1,607,074
5.00%, 11/01/48	354	364,493
5.00%, 01/01/49	1,184	1,218,351
5.00%, 02/01/49	385	394,977
5.00%, 04/01/49	168	171,933
5.50%, 02/01/29	0 (a)	104
5.50%, 07/01/31	0 (a)	61
5.50%, 11/01/31	0 (a)	66
5.50%, 12/01/31	1	582
5.50%, 01/01/32	0 (a)	70
5.50%, 02/01/32	0 (a)	373
5.50%, 04/01/32	2	2,489
5.50%, 09/01/32	12	12,721
5.50%, 10/01/32	6	5,941
5.50%, 11/01/32	0 (a)	321
103
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/01/32	$24	$24,210
5.50%, 01/01/33	3	3,137
5.50%, 03/01/33	2	1,791
5.50%, 04/01/33	7	6,948
5.50%, 05/01/33	3	3,451
5.50%, 06/01/33	10	9,825
5.50%, 07/01/33	10	10,563
5.50%, 08/01/33	1	996
5.50%, 10/01/33	76	78,955
5.50%, 11/01/33	3	3,302
5.50%, 12/01/33	0 (a)	317
5.50%, 01/01/34	31	31,991
5.50%, 02/01/34	281	290,814
5.50%, 03/01/34	114	118,985
5.50%, 07/01/34	5	4,671
5.50%, 08/01/34	4	3,744
5.50%, 09/01/34	1	846
5.50%, 10/01/34	64	66,807
5.50%, 11/01/34	1	918
5.50%, 12/01/34	110	114,042
5.50%, 01/01/35	798	832,317
5.50%, 02/01/35	226	235,600
5.50%, 03/01/35	6	5,698
5.50%, 04/01/35	139	145,583
5.50%, 05/01/35	373	390,275
5.50%, 06/01/35	1,000	1,043,091
5.50%, 07/01/35	6	5,650
5.50%, 08/01/35	72	74,675
5.50%, 09/01/35	5	4,527
5.50%, 10/01/35	62	65,357
5.50%, 11/01/35	9	10,104
5.50%, 12/01/35	208	217,232
5.50%, 01/01/36	12	12,677
5.50%, 02/01/36	7	6,476
5.50%, 03/01/36	22	22,671
5.50%, 04/01/36	2	2,581
5.50%, 05/01/36	310	323,909
5.50%, 06/01/36	9	9,679
5.50%, 07/01/36	439	458,874
5.50%, 08/01/36	60	62,223
5.50%, 09/01/36	0 (a)	127
5.50%, 11/01/36	8	8,669
5.50%, 12/01/36	4	4,507
5.50%, 01/01/37	55	57,400
5.50%, 02/01/37	10	10,167
5.50%, 03/01/37	2	2,988
5.50%, 04/01/37	10	10,077
5.50%, 05/01/37	30	32,220
5.50%, 07/01/37	4	4,520
5.50%, 09/01/37	5	5,185
5.50%, 11/01/37	10	11,010
5.50%, 12/01/37	6	5,750
5.50%, 01/01/38	19	19,229
5.50%, 02/01/38	3	3,956
5.50%, 04/01/38	437	457,453
5.50%, 05/01/38	202	211,597
5.50%, 06/01/38	21	21,549
5.50%, 07/01/38	75	78,482
5.50%, 08/01/38	21	22,025
5.50%, 09/01/38	63	65,721
5.50%, 10/01/38	23	23,509
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 11/01/38	$10	$10,867
5.50%, 12/01/38	72	76,786
5.50%, 01/01/39	894	929,482
5.50%, 02/01/39	51	53,111
5.50%, 03/01/39	1	799
5.50%, 04/01/39	15	15,623
5.50%, 05/01/39	12	12,998
5.50%, 06/01/39	21	21,728
5.50%, 09/01/39	325	341,261
5.50%, 10/01/39	3	3,560
5.50%, 11/01/39	738	772,157
5.50%, 12/01/39	18	18,041
5.50%, 01/01/40	58	60,858
5.50%, 02/01/40	17	17,429
5.50%, 03/01/40	4	4,396
5.50%, 05/01/40	6	6,058
5.50%, 06/01/40	19	20,215
5.50%, 03/01/41	8	8,788
5.50%, 06/01/41	2,212	2,307,105
5.88%, 12/01/33, (1-year CMT + 2.25%)(b)	26	26,717
6.00%, 08/01/26	0 (a)	14
6.00%, 02/01/28	0 (a)	8
6.00%, 04/01/28	0 (a)	136
6.00%, 06/01/28	0 (a)	446
6.00%, 07/01/28	1	1,266
6.00%, 11/01/28	0 (a)	151
6.00%, 12/01/28	0 (a)	103
6.00%, 01/01/29	3	2,422
6.00%, 03/01/29	1	1,168
6.00%, 05/01/29	1	1,101
6.00%, 06/01/29	0 (a)	104
6.00%, 07/01/29	0 (a)	505
6.00%, 09/01/29	0 (a)	210
6.00%, 12/01/30	2	1,585
6.00%, 03/01/31	0 (a)	401
6.00%, 04/01/31	0 (a)	142
6.00%, 06/01/31	0 (a)	433
6.00%, 10/01/31	0 (a)	60
6.00%, 12/01/31	1	584
6.00%, 01/01/32	11	10,547
6.00%, 02/01/32	1	1,817
6.00%, 03/01/32	6	6,946
6.00%, 10/01/32	2	1,758
6.00%, 11/01/32	1	860
6.00%, 12/01/32	40	41,002
6.00%, 01/01/33	1	1,553
6.00%, 02/01/33	4	3,689
6.00%, 03/01/33	2	2,606
6.00%, 04/01/33	1	1,425
6.00%, 05/01/33	0 (a)	96
6.00%, 09/01/33	2	1,872
6.00%, 10/01/33	7	7,791
6.00%, 11/01/33	8	8,440
6.00%, 05/01/34	6	5,838
6.00%, 06/01/34	6	6,761
6.00%, 07/01/34	8	8,890
6.00%, 08/01/34	2	1,764
6.00%, 10/01/34	3	2,853
6.00%, 12/01/34	1	1,249
6.00%, 05/01/35	0 (a)	283
6.00%, 06/01/35	2	1,891
Schedule of Investments
104

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 07/01/35	$1	$1,448
6.00%, 08/01/35	11	11,875
6.00%, 09/01/35	1	1,403
6.00%, 12/01/35	3	2,824
6.00%, 01/01/36	2	2,214
6.00%, 02/01/36	5	4,949
6.00%, 03/01/36	1	1,089
6.00%, 05/01/36	7	7,475
6.00%, 06/01/36	9	9,488
6.00%, 07/01/36	6	6,462
6.00%, 08/01/36	1	1,783
6.00%, 09/01/36	185	196,767
6.00%, 10/01/36	211	219,973
6.00%, 11/01/36	14	15,041
6.00%, 12/01/36	43	45,447
6.00%, 01/01/37	1	1,486
6.00%, 02/01/37	153	161,965
6.00%, 05/01/37	4	4,425
6.00%, 07/01/37	4	4,462
6.00%, 08/01/37	4	4,436
6.00%, 09/01/37	3	3,026
6.00%, 10/01/37	12	13,920
6.00%, 11/01/37	6	6,493
6.00%, 12/01/37	30	32,192
6.00%, 01/01/38	38	40,116
6.00%, 02/01/38	1	1,036
6.00%, 04/01/38	20	21,648
6.00%, 05/01/38	22	22,924
6.00%, 06/01/38	10	11,161
6.00%, 07/01/38	12	12,423
6.00%, 08/01/38	9	9,268
6.00%, 09/01/38	877	929,825
6.00%, 10/01/38	0 (a)	500
6.00%, 11/01/38	4	3,866
6.00%, 12/01/38	1	1,156
6.00%, 01/01/39	3	3,250
6.00%, 11/01/39	3	2,767
6.00%, 12/01/39	1	603
6.00%, 04/01/40	5	5,325
6.00%, 07/01/40	2,442	2,602,562
6.15%, 11/01/40, (RFUCCT1Y + 1.78%)(b)	3	2,725
6.15%, 01/01/42, (RFUCCT1Y + 1.90%)(b)	9	9,584
6.31%, 08/01/41, (RFUCCT1Y + 1.64%)(b)	26	27,064
6.35%, 08/01/43, (RFUCCT1Y + 1.60%)(b)	11	10,945
6.40%, 11/01/40, (RFUCCT1Y + 1.90%)(b)	41	42,165
6.40%, 05/01/43, (RFUCCT1Y + 1.65%)(b)	46	47,202
6.42%, 12/01/38, (RFUCCT1Y + 1.75%)(b)	156	159,282
6.43%, 11/01/40, (RFUCCT1Y + 1.91%)(b)	57	58,295
6.50%, 04/01/26	0 (a)	1
6.50%, 03/01/27	0 (a)	62
6.50%, 04/01/28	0 (a)	18
6.50%, 05/01/28	0 (a)	148
6.50%, 06/01/28	0 (a)	119
6.50%, 07/01/28	0 (a)	181
6.50%, 09/01/28	0 (a)	141
6.50%, 10/01/28	0 (a)	164
6.50%, 12/01/28	0 (a)	501
6.50%, 01/01/29	2	1,409
6.50%, 02/01/29	1	1,107
6.50%, 03/01/29	0 (a)	499
6.50%, 04/01/29	0 (a)	485
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 05/01/29	$0 (a)	$386
6.50%, 06/01/29	0 (a)	263
6.50%, 07/01/29	0 (a)	181
6.50%, 08/01/29	1	1,122
6.50%, 09/01/29	2	1,686
6.50%, 08/01/30	0 (a)	293
6.50%, 01/01/31	0 (a)	30
6.50%, 05/01/31	0 (a)	358
6.50%, 06/01/31	2	2,071
6.50%, 07/01/31	1	794
6.50%, 08/01/31	1	1,133
6.50%, 09/01/31	0 (a)	325
6.50%, 11/01/31	0 (a)	240
6.50%, 12/01/31	4	4,470
6.50%, 01/01/32	0 (a)	30
6.50%, 02/01/32	1	1,648
6.50%, 03/01/32	2	2,118
6.50%, 04/01/32	2	1,673
6.50%, 05/01/32	0 (a)	87
6.50%, 07/01/32	0 (a)	344
6.50%, 08/01/32	3	4,697
6.50%, 10/01/32	1	1,065
6.50%, 11/01/32	0 (a)	418
6.50%, 12/01/32	1	1,569
6.50%, 12/01/33	4	3,983
6.50%, 04/01/34	14	15,100
6.50%, 07/01/34	2	1,599
6.50%, 09/01/34	2	1,822
6.50%, 01/01/35	2	1,859
6.50%, 04/01/35	0 (a)	454
6.50%, 08/01/35	3	3,363
6.50%, 02/01/36	0 (a)	382
6.50%, 06/01/36	1	1,111
6.50%, 08/01/36	1	858
6.50%, 09/01/36	20	21,575
6.50%, 10/01/36	9	9,347
6.50%, 11/01/36	0 (a)	510
6.50%, 08/01/37	2	2,667
6.50%, 10/01/37	5	5,553
6.50%, 11/01/37	2	2,133
6.50%, 12/01/37	12	12,997
6.50%, 01/01/38	1	789
6.50%, 02/01/38	11	12,336
6.50%, 07/01/38	1	1,117
6.50%, 08/01/38	1	985
6.50%, 10/01/38	0 (a)	479
6.50%, 12/01/38	2	1,731
6.50%, 01/01/39	7	7,828
6.50%, 09/01/39	11	11,645
6.57%, 11/01/41, (RFUCCT1Y + 1.90%)(b)	108	110,788
6.60%, 07/01/41, (RFUCCT1Y + 1.89%)(b)	7	6,712
6.63%, 09/01/41, (RFUCCT1Y + 1.88%)(b)	295	303,238
6.77%, 05/01/42, (RFUCCT1Y + 1.81%)(b)	142	146,780
7.00%, 03/01/26	0 (a)	2
7.00%, 06/01/26	0 (a)	2
7.00%, 12/01/26	0 (a)	2
7.00%, 01/01/27	0 (a)	11
7.00%, 03/01/27	0 (a)	18
7.00%, 04/01/27	0 (a)	4
7.00%, 09/01/27	0 (a)	123
7.00%, 10/01/27	0 (a)	57
105
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 11/01/27	$0 (a)	$65
7.00%, 12/01/27	0 (a)	158
7.00%, 05/01/28	0 (a)	137
7.00%, 07/01/28	0 (a)	5
7.00%, 11/01/28	0 (a)	190
7.00%, 03/01/29	0 (a)	78
7.00%, 06/01/29	0 (a)	514
7.00%, 07/01/29	0 (a)	83
7.00%, 09/01/29	0 (a)	65
7.00%, 10/01/29	0 (a)	412
7.00%, 01/01/30	0 (a)	9
7.00%, 02/01/30	0 (a)	43
7.00%, 05/01/30	0 (a)	15
7.00%, 12/01/30	0 (a)	304
7.00%, 01/01/31	0 (a)	178
7.00%, 02/01/31	0 (a)	251
7.00%, 05/01/31	0 (a)	308
7.00%, 07/01/31	1	617
7.00%, 08/01/31	1	719
7.00%, 09/01/31	1	862
7.00%, 12/01/31	0 (a)	487
7.00%, 03/01/32	1	1,427
7.00%, 05/01/32	1	801
7.00%, 06/01/32	1	976
7.00%, 07/01/32	1	1,536
7.00%, 08/01/32	1	1,376
7.00%, 09/01/32	0 (a)	317
7.00%, 11/01/32	0 (a)	208
7.00%, 10/01/33	6	6,224
7.00%, 11/01/36	1	1,034
7.00%, 12/01/36	3	3,425
7.50%, 04/01/26	0 (a)	5
7.50%, 05/01/26	0 (a)	4
7.50%, 10/01/26	0 (a)	10
7.50%, 12/01/26	0 (a)	2
7.50%, 04/01/27	0 (a)	8
7.50%, 06/01/27	0 (a)	8
7.50%, 08/01/27	0 (a)	13
7.50%, 09/01/27	0 (a)	7
7.50%, 12/01/27	0 (a)	67
7.50%, 03/01/28	0 (a)	26
7.50%, 07/01/28	0 (a)	8
7.50%, 11/01/28	0 (a)	17
7.50%, 07/01/29	2	2,131
7.50%, 12/01/29	0 (a)	24
7.50%, 01/01/30	0 (a)	38
7.50%, 03/01/30	0 (a)	43
7.50%, 05/01/30	0 (a)	28
7.50%, 06/01/30	0 (a)	16
7.50%, 07/01/30	0 (a)	4
7.50%, 08/01/30	0 (a)	363
7.50%, 10/01/30	0 (a)	22
7.50%, 11/01/30	1	536
7.50%, 12/01/30	0 (a)	254
7.50%, 01/01/31	0 (a)	14
7.50%, 02/01/31	0 (a)	27
7.50%, 09/01/31	1	688
7.50%, 01/01/32	1	819
8.00%, 10/01/26	0 (a)	5
8.00%, 11/01/26	0 (a)	16
8.00%, 03/01/27	0 (a)	21
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
8.00%, 05/01/27	$0 (a)	$25
8.00%, 06/01/27	0 (a)	21
8.00%, 09/01/27	0 (a)	24
8.00%, 11/01/27	0 (a)	9
8.00%, 10/01/29	0 (a)	18
8.00%, 11/01/29	0 (a)	185
8.00%, 12/01/29	0 (a)	75
8.00%, 01/01/30	0 (a)	23
8.00%, 03/01/30	0 (a)	282
8.00%, 07/01/30	0 (a)	16
8.50%, 07/01/30	0 (a)	89
Federal National Mortgage Association
2.50%, 12/01/31	177	171,781
3.00%, 07/01/30	539	531,806
3.00%, 08/01/31	17	16,549
3.00%, 03/01/47	3,871	3,549,166
3.50%, 05/01/32	239	236,388
3.50%, 02/01/35	404	399,251
3.50%, 09/01/46	83	79,423
3.50%, 01/01/47	424	406,094
3.50%, 11/01/51	4,475	4,306,359
4.00%, 03/01/26	1	535
4.00%, 02/01/47	5,520	5,496,506
4.00%, 01/01/57	3,543	3,451,275
4.00%, 02/01/57	3,914	3,812,274
4.50%, 02/01/44	667	676,870
5.74%, 12/01/38, (RFUCCT1Y + 1.61%)(b)	7	7,092
5.96%, 02/01/42, (RFUCCT1Y + 1.81%)(b)	179	182,700
6.25%, 06/01/43, (RFUCCT1Y + 1.54%)(b)	440	452,859
6.32%, 08/01/42, (RFUCCT1Y + 1.70%)(b)	379	391,505
6.47%, 08/01/41, (RFUCCT1Y + 1.75%)(b)	24	24,812
6.53%, 10/01/41, (RFUCCT1Y + 1.82%)(b)	376	387,365
6.57%, 09/01/41, (RFUCCT1Y + 1.82%)(b)	20	20,615
Government National Mortgage Association
1.50%, 02/20/51	4,404	3,559,085
1.50%, 04/20/51	582	469,907
1.50%, 10/20/51	94	75,628
1.50%, 11/20/51	3,051	2,474,376
2.00%, 07/20/50	8,710	7,391,413
2.00%, 08/20/50	55,505	47,099,675
2.00%, 09/20/50	3,793	3,213,918
2.00%, 10/20/50	16,585	14,070,944
2.00%, 11/20/50	27,765	23,529,119
2.00%, 12/20/50	134,569	114,056,581
2.00%, 01/20/51	36,302	30,768,104
2.00%, 02/20/51	67,508	57,206,018
2.00%, 03/20/51	9,801	8,305,598
2.00%, 04/20/51	21,195	17,960,092
2.00%, 05/20/51	6,112	5,179,052
2.00%, 06/20/51	12,457	10,555,650
2.00%, 07/20/51	33,335	28,247,782
2.00%, 08/20/51	31,363	26,523,611
2.00%, 09/20/51	9,651	8,177,796
2.00%, 10/20/51	261,138	221,285,635
2.00%, 11/20/51	45,821	38,827,938
2.00%, 12/20/51	256,665	217,494,998
2.00%, 01/20/52	148,374	125,730,377
2.00%, 02/20/52	15,515	13,146,858
2.00%, 03/20/52	175,179	148,438,446
2.00%, 04/20/52	90,193	76,425,905
2.00%, 05/20/52	1,459	1,236,470
Schedule of Investments
106

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 06/20/52	$75,668	$64,118,070
2.00%, 07/20/52	540	457,731
2.00%, 09/20/52	65	55,037
2.50%, 03/20/27	3	3,004
2.50%, 08/20/27	7	6,454
2.50%, 09/20/27	9	9,261
2.50%, 01/20/28	38	37,288
2.50%, 04/20/28	24	23,766
2.50%, 11/20/30	40	38,645
2.50%, 04/20/32	137	132,667
2.50%, 12/20/42	319	292,181
2.50%, 03/20/43	121	109,890
2.50%, 01/20/45	20	18,195
2.50%, 10/20/45	7,518	6,847,847
2.50%, 11/20/46	153	137,600
2.50%, 12/20/46	8,796	7,894,551
2.50%, 01/20/47	3,326	2,984,813
2.50%, 11/20/47	85	76,473
2.50%, 10/20/49	1,604	1,423,184
2.50%, 01/20/50	57	50,568
2.50%, 04/20/50	11,132	9,837,789
2.50%, 06/20/50	13,211	11,673,990
2.50%, 07/20/50	5,924	5,234,526
2.50%, 08/20/50	12,171	10,667,850
2.50%, 09/20/50	24,038	20,987,528
2.50%, 10/20/50	132	116,670
2.50%, 12/20/50	523	462,176
2.50%, 01/20/51	68,483	60,498,921
2.50%, 02/20/51	60,787	53,642,692
2.50%, 03/20/51	29,883	26,377,452
2.50%, 04/20/51	10,103	8,917,709
2.50%, 05/20/51	163,884	144,659,080
2.50%, 06/20/51	4,096	3,615,851
2.50%, 07/20/51	210,649	185,938,026
2.50%, 08/20/51	140,518	124,030,509
2.50%, 09/20/51	103,621	91,465,086
2.50%, 10/20/51	25,389	22,410,896
2.50%, 11/20/51	51,608	45,553,883
2.50%, 12/20/51	127,323	112,386,443
2.50%, 01/20/52	69,120	61,011,871
2.50%, 02/20/52	292	257,618
2.50%, 03/20/52	130,866	115,515,880
2.50%, 04/20/52	105,087	92,760,491
2.50%, 05/20/52	84,595	74,671,722
2.50%, 06/20/52	5,775	5,097,973
2.50%, 07/20/52	9,594	8,468,367
2.50%, 08/20/52	22,030	19,446,244
2.50%, 09/20/52	18,822	16,613,779
2.50%, 10/20/52	7,841	6,921,355
2.50%, 12/20/52	15,638	13,803,760
2.50%, 01/20/53	1,469	1,296,666
2.50%, 02/20/53	5,651	4,988,436
2.50%, 03/20/53	3,663	3,232,900
2.50%, 10/20/53	21,535	19,008,606
2.50%, 02/20/54	1,724	1,522,093
3.00%, 01/20/27	10	10,393
3.00%, 04/15/27	6	5,611
3.00%, 04/20/27	8	8,009
3.00%, 05/20/27	354	351,489
3.00%, 07/15/27	180	178,212
3.00%, 09/15/27	4	3,826
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/27	$17	$16,682
3.00%, 10/15/27	48	47,168
3.00%, 11/20/27	3	3,179
3.00%, 01/20/28	3	2,817
3.00%, 09/20/28	14	13,753
3.00%, 10/20/28	17	17,012
3.00%, 11/20/28	41	40,299
3.00%, 01/20/29	15	14,498
3.00%, 05/20/29	40	39,723
3.00%, 10/20/30	6	5,850
3.00%, 12/20/31	87	85,533
3.00%, 01/20/42	11	9,932
3.00%, 04/15/42	193	181,738
3.00%, 06/20/42	87	82,473
3.00%, 07/20/42	431	406,882
3.00%, 08/15/42	296	279,187
3.00%, 08/20/42	117	110,756
3.00%, 09/15/42	4,240	3,999,100
3.00%, 09/20/42	395	372,981
3.00%, 10/15/42	497	469,244
3.00%, 10/20/42	4,056	3,832,232
3.00%, 11/15/42	3,313	3,119,023
3.00%, 11/20/42	258	243,940
3.00%, 12/15/42	273	257,265
3.00%, 12/20/42	4,339	4,099,845
3.00%, 01/20/43	8,145	7,696,432
3.00%, 02/15/43	419	395,157
3.00%, 02/20/43	237	223,780
3.00%, 03/15/43	151	141,961
3.00%, 03/20/43	1,110	1,046,986
3.00%, 04/15/43	202	191,317
3.00%, 04/20/43	3,145	2,965,389
3.00%, 05/15/43	117	111,557
3.00%, 05/20/43	3,777	3,561,720
3.00%, 06/15/43	47	44,054
3.00%, 06/20/43	723	681,526
3.00%, 07/15/43	57	53,391
3.00%, 07/20/43	2,046	1,929,019
3.00%, 08/15/43	492	463,554
3.00%, 08/20/43	780	735,549
3.00%, 09/15/43	546	514,192
3.00%, 09/20/43	983	926,530
3.00%, 10/20/43	171	160,996
3.00%, 11/20/43	336	317,306
3.00%, 12/20/43	818	771,342
3.00%, 01/15/44	264	248,714
3.00%, 01/20/44	3,510	3,309,836
3.00%, 02/20/44	996	939,296
3.00%, 03/20/44	1,010	952,001
3.00%, 04/20/44	58	54,240
3.00%, 06/20/44	136	128,668
3.00%, 07/20/44	490	459,432
3.00%, 08/20/44	23,462	22,124,351
3.00%, 09/20/44	488	457,761
3.00%, 10/15/44	17	16,301
3.00%, 10/20/44	2,830	2,668,340
3.00%, 11/20/44	5,937	5,565,667
3.00%, 12/20/44	13	12,064
3.00%, 01/20/45	3,265	3,060,808
3.00%, 02/20/45	183	171,601
3.00%, 03/20/45	209	193,930
107
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/20/45	$3,243	$3,015,223
3.00%, 05/20/45	6,483	6,027,970
3.00%, 06/20/45	1,039	965,758
3.00%, 07/15/45	3	2,551
3.00%, 07/20/45	10,822	10,061,800
3.00%, 08/15/45	1,369	1,272,115
3.00%, 08/20/45	22,874	21,268,241
3.00%, 09/20/45	533	495,538
3.00%, 10/20/45	7,594	7,010,247
3.00%, 11/20/45	3,632	3,340,406
3.00%, 12/20/45	8,537	7,899,263
3.00%, 01/20/46	4,203	3,907,886
3.00%, 02/20/46	8,403	7,813,236
3.00%, 03/20/46	3,707	3,445,208
3.00%, 04/20/46	3,893	3,618,039
3.00%, 05/20/46	12,877	11,967,080
3.00%, 06/20/46	7,748	7,200,950
3.00%, 07/15/46	315	292,221
3.00%, 07/20/46	12,776	11,873,283
3.00%, 08/20/46	24,499	22,768,536
3.00%, 09/20/46	17,741	16,487,720
3.00%, 10/20/46	58,613	54,472,902
3.00%, 11/15/46	104	96,118
3.00%, 11/20/46	12,169	11,323,636
3.00%, 12/15/46	4,174	3,852,122
3.00%, 12/20/46	24,225	22,513,338
3.00%, 01/20/47	15,952	14,824,792
3.00%, 02/15/47	9,152	8,501,605
3.00%, 02/20/47	37,272	34,639,510
3.00%, 03/20/47	12,766	11,864,246
3.00%, 04/20/47	8,639	8,017,096
3.00%, 05/20/47	355	329,426
3.00%, 06/15/47	151	138,588
3.00%, 06/20/47	5,004	4,643,490
3.00%, 07/20/47	2,420	2,245,732
3.00%, 08/20/47	874	811,456
3.00%, 09/15/47	100	91,604
3.00%, 09/20/47	4,893	4,541,018
3.00%, 11/20/47	9,667	8,970,379
3.00%, 12/15/47	20	18,249
3.00%, 12/20/47	2,352	2,182,194
3.00%, 01/20/48	31,454	29,188,294
3.00%, 02/20/48	4,537	4,204,495
3.00%, 03/20/48	9,359	8,684,882
3.00%, 04/20/48	8,322	7,722,285
3.00%, 05/20/48	2,090	1,939,091
3.00%, 07/20/48	71	65,805
3.00%, 08/20/48	1,895	1,758,819
3.00%, 09/20/48	1,183	1,097,741
3.00%, 10/20/48	729	676,237
3.00%, 11/20/48	1,669	1,548,405
3.00%, 12/20/48	1,101	1,021,667
3.00%, 01/20/49	401	372,479
3.00%, 02/20/49	407	377,551
3.00%, 03/20/49	3,555	3,303,762
3.00%, 04/20/49	1,735	1,609,985
3.00%, 06/20/49	2,482	2,303,260
3.00%, 07/20/49	17,843	16,471,245
3.00%, 09/20/49	18,675	17,215,699
3.00%, 10/20/49	22,272	20,524,045
3.00%, 11/15/49	306	280,668
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/20/49	$3,505	$3,224,033
3.00%, 12/20/49	30,758	28,323,519
3.00%, 01/20/50	18,430	16,949,440
3.00%, 02/15/50	2,076	1,904,716
3.00%, 02/20/50	30,026	27,603,220
3.00%, 03/20/50	6,852	6,304,988
3.00%, 04/20/50	1,922	1,766,109
3.00%, 05/20/50	1,090	1,002,879
3.00%, 06/20/50	1,624	1,488,535
3.00%, 08/20/50	7,048	6,481,142
3.00%, 10/20/50	2,137	1,964,980
3.00%, 01/20/51	4,690	4,310,911
3.00%, 03/20/51	16,215	14,901,282
3.00%, 04/20/51	11,116	10,207,705
3.00%, 05/20/51	2,461	2,259,871
3.00%, 06/20/51	29,745	27,309,754
3.00%, 07/20/51	2,622	2,407,481
3.00%, 08/20/51	12,982	11,917,149
3.00%, 09/20/51	27,946	25,651,494
3.00%, 10/20/51	10,369	9,516,653
3.00%, 11/20/51	21,825	20,030,015
3.00%, 12/20/51	25,949	23,812,748
3.00%, 01/20/52	1,496	1,372,878
3.00%, 02/20/52	17,287	15,861,381
3.00%, 03/20/52	45,633	41,759,653
3.00%, 04/20/52	39,187	35,943,559
3.00%, 05/20/52	55,168	50,601,832
3.00%, 06/20/52	30,501	27,976,414
3.00%, 07/20/52	11,355	10,415,437
3.00%, 08/20/52	7,731	7,091,410
3.00%, 09/20/52	14,988	13,747,724
3.00%, 10/20/52	5,201	4,770,407
3.00%, 11/20/52	45	40,895
3.00%, 12/20/52	1,537	1,410,524
3.00%, 01/20/53	14,138	12,967,482
3.00%, 02/20/53	13,893	12,769,548
3.00%, 03/20/53	2,194	2,017,184
3.00%, 04/20/53	3,212	2,955,822
3.00%, 06/20/53	2,248	2,066,983
3.00%, 11/20/53	12,283	11,291,971
3.00%, 01/20/54	363	333,791
3.00%, 04/20/54	834	766,628
3.00%, 07/20/54	252	231,974
3.00%, 10/20/54	1,092	1,002,590
3.00%, 07/20/55	1,117	1,023,990
3.00%, 12/20/55	1,929	1,769,049
3.50%, 05/15/26	0 (a)	234
3.50%, 12/20/26	6	5,607
3.50%, 03/20/27	1	1,454
3.50%, 04/20/27	4	4,130
3.50%, 01/20/29	3	2,609
3.50%, 07/15/29	54	54,018
3.50%, 01/15/41	9	8,569
3.50%, 01/20/41	52	50,829
3.50%, 09/15/41	120	116,670
3.50%, 10/15/41	7	6,341
3.50%, 11/15/41	47	45,214
3.50%, 11/20/41	1,213	1,177,624
3.50%, 12/15/41	1,066	1,033,546
3.50%, 12/20/41	963	935,260
3.50%, 01/15/42	132	127,916
Schedule of Investments
108

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/42	$239	$232,099
3.50%, 02/15/42	279	270,738
3.50%, 02/20/42	52	50,774
3.50%, 03/15/42	124	120,875
3.50%, 03/20/42	7,036	6,814,920
3.50%, 04/15/42	320	308,875
3.50%, 05/15/42	232	223,284
3.50%, 05/20/42	488	472,907
3.50%, 06/15/42	103	99,549
3.50%, 06/20/42	9,489	9,190,766
3.50%, 07/15/42	274	264,251
3.50%, 08/15/42	36	35,129
3.50%, 08/20/42	745	722,197
3.50%, 09/15/42	845	819,871
3.50%, 09/20/42	11,825	11,453,365
3.50%, 10/15/42	546	529,217
3.50%, 10/20/42	10,055	9,739,241
3.50%, 11/15/42	318	308,138
3.50%, 11/20/42	10,525	10,194,754
3.50%, 12/20/42	7,898	7,650,268
3.50%, 01/15/43	235	227,880
3.50%, 01/20/43	1,478	1,431,198
3.50%, 02/15/43	60	58,076
3.50%, 03/15/43	450	436,992
3.50%, 03/20/43	26	24,687
3.50%, 04/15/43	92	88,193
3.50%, 04/20/43	5,089	4,926,697
3.50%, 05/15/43	711	689,398
3.50%, 05/20/43	9,994	9,674,943
3.50%, 06/15/43	7,077	6,860,989
3.50%, 07/20/43	174	168,481
3.50%, 08/15/43	168	163,106
3.50%, 08/20/43	511	494,234
3.50%, 09/20/43	5,449	5,274,981
3.50%, 10/15/43	48	46,302
3.50%, 10/20/43	931	901,158
3.50%, 11/20/43	107	103,866
3.50%, 01/20/44	2	1,983
3.50%, 02/20/44	640	619,862
3.50%, 03/20/44	1,345	1,302,363
3.50%, 04/20/44	1,528	1,476,151
3.50%, 05/20/44	319	307,871
3.50%, 06/20/44	2,202	2,127,409
3.50%, 07/15/44	35	33,767
3.50%, 07/20/44	50	47,934
3.50%, 09/15/44	332	318,241
3.50%, 09/20/44	5,097	4,925,207
3.50%, 10/20/44	3,176	3,069,121
3.50%, 11/20/44	732	707,773
3.50%, 12/15/44	54	52,002
3.50%, 12/20/44	1,627	1,572,087
3.50%, 01/15/45	113	109,312
3.50%, 01/20/45	704	680,521
3.50%, 02/20/45	22	21,264
3.50%, 03/15/45	23	21,903
3.50%, 03/20/45	546	525,395
3.50%, 04/15/45	298	286,544
3.50%, 04/20/45	6,250	6,017,203
3.50%, 05/20/45	1,855	1,785,715
3.50%, 06/20/45	5,322	5,123,855
3.50%, 07/20/45	124	119,116
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/45	$166	$160,219
3.50%, 09/20/45	3,644	3,508,245
3.50%, 10/20/45	133	128,057
3.50%, 11/20/45	11,192	10,775,365
3.50%, 12/20/45	5,019	4,832,192
3.50%, 01/20/46	1,567	1,508,533
3.50%, 02/20/46	186	179,238
3.50%, 03/20/46	12,828	12,327,460
3.50%, 04/20/46	11,438	10,992,109
3.50%, 05/20/46	3,874	3,722,706
3.50%, 06/15/46	118	113,823
3.50%, 06/20/46	36,958	35,515,947
3.50%, 07/15/46	1,467	1,407,408
3.50%, 07/20/46	2,270	2,181,848
3.50%, 08/15/46	2,783	2,673,686
3.50%, 08/20/46	60	57,587
3.50%, 09/15/46	2,046	1,965,869
3.50%, 09/20/46	5,345	5,137,000
3.50%, 10/15/46	790	759,388
3.50%, 10/20/46	277	266,087
3.50%, 11/20/46	4,857	4,667,942
3.50%, 12/20/46	6,875	6,606,908
3.50%, 01/20/47	22,201	21,335,245
3.50%, 02/20/47	40,315	38,742,822
3.50%, 03/20/47	11,209	10,767,654
3.50%, 04/20/47	7,826	7,518,843
3.50%, 05/20/47	1,365	1,311,364
3.50%, 06/15/47	798	765,640
3.50%, 06/20/47	3,042	2,922,470
3.50%, 07/20/47	3,222	3,095,486
3.50%, 08/20/47	15,201	14,601,594
3.50%, 09/15/47	330	316,420
3.50%, 09/20/47	34,691	33,322,517
3.50%, 10/15/47	1,035	993,255
3.50%, 10/20/47	17,630	16,889,624
3.50%, 11/15/47	1,946	1,868,065
3.50%, 11/20/47	14,622	14,045,632
3.50%, 12/15/47	3,003	2,883,082
3.50%, 12/20/47	21,157	20,190,179
3.50%, 01/15/48	3,701	3,553,113
3.50%, 01/20/48	16,428	15,718,629
3.50%, 02/15/48	112	107,315
3.50%, 02/20/48	14,877	14,291,304
3.50%, 03/20/48	63	60,415
3.50%, 04/15/48	270	258,076
3.50%, 04/20/48	12,539	12,028,665
3.50%, 05/15/48	34	32,852
3.50%, 05/20/48	14,536	13,963,477
3.50%, 08/20/48	154	147,999
3.50%, 09/15/48	994	932,874
3.50%, 09/20/48	3,986	3,796,735
3.50%, 10/20/48	12,783	12,267,655
3.50%, 11/20/48	11,493	11,029,814
3.50%, 12/20/48	555	532,645
3.50%, 01/20/49	2,114	2,031,193
3.50%, 02/20/49	1,602	1,537,370
3.50%, 03/20/49	15,962	15,318,588
3.50%, 04/20/49	252	241,830
3.50%, 05/20/49	253	241,987
3.50%, 06/20/49	2,045	1,951,822
3.50%, 07/20/49	1,363	1,301,773
109
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/20/49	$12,457	$11,900,738
3.50%, 10/15/49	12	11,252
3.50%, 10/20/49	737	704,438
3.50%, 11/15/49	264	251,986
3.50%, 11/20/49	1,512	1,443,995
3.50%, 12/20/49	11,235	10,733,172
3.50%, 01/20/50	26,062	24,897,604
3.50%, 02/20/50	792	756,268
3.50%, 03/20/50	858	819,802
3.50%, 04/20/50	1,086	1,037,788
3.50%, 05/20/50	6,748	6,446,655
3.50%, 06/20/50	4,852	4,633,929
3.50%, 07/20/50	981	936,945
3.50%, 08/20/50	3,397	3,244,892
3.50%, 09/20/50	46	43,594
3.50%, 10/20/50	868	828,830
3.50%, 11/20/50	911	870,186
3.50%, 12/20/50	180	172,279
3.50%, 03/20/51	1,355	1,294,012
3.50%, 05/20/51	4,089	3,905,437
3.50%, 06/20/51	7,761	7,412,413
3.50%, 07/20/51	537	512,459
3.50%, 09/20/51	592	563,583
3.50%, 11/20/51	408	388,614
3.50%, 12/20/51	832	791,394
3.50%, 01/20/52	3,239	3,081,252
3.50%, 02/20/52	4,073	3,875,355
3.50%, 03/20/52	5,201	4,911,131
3.50%, 04/20/52	4,628	4,402,728
3.50%, 05/20/52	8,779	8,338,819
3.50%, 06/20/52	3,846	3,652,727
3.50%, 07/20/52	911	864,918
3.50%, 08/20/52	2,205	2,094,632
3.50%, 09/20/52	5,994	5,691,913
3.50%, 10/20/52	26,921	25,584,311
3.50%, 11/20/52	824	782,375
3.50%, 12/20/52	3,353	3,184,581
3.50%, 01/20/53	8,739	8,299,568
3.50%, 02/20/53	16,458	15,719,284
3.50%, 03/20/53	1,519	1,448,744
3.50%, 04/20/53	6,425	6,138,179
3.50%, 06/20/53	25,778	24,621,733
3.50%, 07/20/53	13,443	12,839,796
3.50%, 08/20/53	185	176,795
3.50%, 09/20/53	610	583,045
3.50%, 10/20/53	1,847	1,764,221
3.50%, 11/20/53	110	104,931
3.50%, 12/20/53	193	184,647
3.50%, 01/20/54	5,435	5,192,102
3.50%, 02/20/54	842	804,125
3.50%, 04/20/54	804	768,126
3.50%, 05/20/54	861	822,132
3.50%, 08/20/55	8,625	8,091,482
4.00%, 05/15/26	0 (a)	224
4.00%, 07/20/26	0 (a)	311
4.00%, 06/15/39	39	38,703
4.00%, 09/20/39	207	205,301
4.00%, 11/20/39	7,146	7,090,489
4.00%, 12/20/39	464	460,900
4.00%, 04/20/40	291	287,803
4.00%, 07/20/40	305	301,765
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/15/40	$26	$25,953
4.00%, 08/20/40	302	298,822
4.00%, 09/15/40	107	105,106
4.00%, 09/20/40	145	144,098
4.00%, 10/15/40	78	77,723
4.00%, 10/20/40	905	896,197
4.00%, 11/15/40	57	55,789
4.00%, 11/20/40	675	668,081
4.00%, 12/15/40	43	42,117
4.00%, 12/20/40	5,235	5,185,273
4.00%, 01/15/41	124	123,536
4.00%, 01/20/41	916	906,807
4.00%, 02/15/41	1,547	1,534,951
4.00%, 02/20/41	80	79,674
4.00%, 03/15/41	235	233,099
4.00%, 04/15/41	937	929,445
4.00%, 04/20/41	64	63,838
4.00%, 05/15/41	226	223,741
4.00%, 05/20/41	397	392,869
4.00%, 06/15/41	0 (a)	185
4.00%, 07/15/41	486	481,639
4.00%, 07/20/41	181	179,112
4.00%, 08/15/41	35	34,994
4.00%, 08/20/41	1,153	1,142,348
4.00%, 09/15/41	146	145,758
4.00%, 09/20/41	67	66,617
4.00%, 10/15/41	21	20,384
4.00%, 10/20/41	51	50,129
4.00%, 11/15/41	11	10,472
4.00%, 11/20/41	2,083	2,063,234
4.00%, 12/15/41	364	361,048
4.00%, 12/20/41	481	476,225
4.00%, 01/15/42	166	165,692
4.00%, 01/20/42	736	729,319
4.00%, 02/15/42	1,080	1,068,994
4.00%, 02/20/42	1,475	1,460,994
4.00%, 03/15/42	1,708	1,691,493
4.00%, 03/20/42	157	155,851
4.00%, 04/15/42	1,068	1,058,109
4.00%, 04/20/42	570	564,726
4.00%, 05/15/42	331	327,622
4.00%, 05/20/42	968	958,717
4.00%, 06/20/42	129	127,866
4.00%, 07/20/42	315	311,894
4.00%, 08/15/42	321	318,155
4.00%, 08/20/42	1,429	1,415,237
4.00%, 09/20/42	25	24,936
4.00%, 10/15/42	177	175,288
4.00%, 10/20/42	26	26,203
4.00%, 11/20/42	374	370,297
4.00%, 12/20/42	2,665	2,639,530
4.00%, 01/20/43	274	271,469
4.00%, 03/20/43	160	158,796
4.00%, 04/20/43	142	140,962
4.00%, 05/15/43	4	4,071
4.00%, 05/20/43	761	753,466
4.00%, 06/20/43	20	19,590
4.00%, 09/15/43	76	74,091
4.00%, 09/20/43	17	16,723
4.00%, 10/20/43	346	342,908
4.00%, 11/20/43	24	23,281
Schedule of Investments
110

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/20/44	$730	$722,491
4.00%, 02/20/44	341	337,242
4.00%, 03/15/44	70	69,123
4.00%, 03/20/44	167	164,015
4.00%, 04/20/44	792	778,915
4.00%, 05/15/44	44	43,347
4.00%, 06/20/44	315	310,235
4.00%, 07/15/44	25	24,357
4.00%, 07/20/44	1,449	1,426,249
4.00%, 08/15/44	12	12,180
4.00%, 08/20/44	2,231	2,195,415
4.00%, 09/15/44	184	180,287
4.00%, 09/20/44	225	220,930
4.00%, 10/20/44	3,067	3,018,710
4.00%, 01/15/45	12	11,586
4.00%, 01/20/45	3,273	3,220,907
4.00%, 02/20/45	215	211,169
4.00%, 03/15/45	19	18,417
4.00%, 03/20/45	826	812,462
4.00%, 04/15/45	20	19,542
4.00%, 04/20/45	434	427,122
4.00%, 05/15/45	31	30,574
4.00%, 05/20/45	9	9,199
4.00%, 06/15/45	134	132,045
4.00%, 06/20/45	1,422	1,398,583
4.00%, 07/15/45	42	40,685
4.00%, 07/20/45	746	733,737
4.00%, 08/15/45	21	19,700
4.00%, 08/20/45	549	539,848
4.00%, 09/15/45	217	213,378
4.00%, 09/20/45	4,909	4,828,921
4.00%, 10/20/45	465	457,610
4.00%, 11/15/45	26	25,414
4.00%, 11/20/45	3,273	3,219,089
4.00%, 12/20/45	189	185,415
4.00%, 01/20/46	849	834,860
4.00%, 03/20/46	6,471	6,364,852
4.00%, 04/15/46	297	291,460
4.00%, 04/20/46	3,193	3,140,948
4.00%, 05/15/46	4	4,331
4.00%, 05/20/46	2,137	2,101,864
4.00%, 06/20/46	551	540,854
4.00%, 07/20/46	764	750,006
4.00%, 08/15/46	44	42,720
4.00%, 08/20/46	70	68,405
4.00%, 09/20/46	3,151	3,093,688
4.00%, 10/15/46	68	66,729
4.00%, 11/15/46	104	102,339
4.00%, 11/20/46	2,934	2,880,111
4.00%, 12/15/46	983	965,480
4.00%, 12/20/46	1,416	1,390,519
4.00%, 01/20/47	4,504	4,421,892
4.00%, 02/20/47	535	525,328
4.00%, 03/20/47	1,225	1,202,651
4.00%, 04/20/47	18,744	18,385,421
4.00%, 05/20/47	2,367	2,321,935
4.00%, 06/20/47	19,430	19,058,413
4.00%, 07/20/47	24,166	23,703,321
4.00%, 08/20/47	6,084	5,967,280
4.00%, 09/20/47	5,266	5,165,522
4.00%, 10/15/47	22	21,161
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/20/47	$780	$764,955
4.00%, 11/20/47	26,100	25,600,378
4.00%, 12/20/47	7,929	7,777,228
4.00%, 01/15/48	1,245	1,219,519
4.00%, 01/20/48	4,956	4,842,944
4.00%, 02/20/48	18,458	18,105,288
4.00%, 03/20/48	16,740	16,411,704
4.00%, 04/20/48	9,638	9,441,714
4.00%, 05/15/48	79	77,995
4.00%, 05/20/48	2,230	2,184,302
4.00%, 06/20/48	10,290	10,107,211
4.00%, 07/20/48	3,658	3,584,917
4.00%, 08/20/48	10,437	10,227,238
4.00%, 09/20/48	18,953	18,583,523
4.00%, 10/20/48	3,220	3,155,677
4.00%, 11/20/48	11,465	11,233,181
4.00%, 12/20/48	2,971	2,911,233
4.00%, 02/20/49	8,407	8,237,736
4.00%, 03/20/49	6,958	6,818,165
4.00%, 04/20/49	228	223,287
4.00%, 05/20/49	3,663	3,583,750
4.00%, 06/20/49	3,754	3,670,071
4.00%, 07/20/49	3,281	3,201,799
4.00%, 09/15/49	63	61,828
4.00%, 09/20/49	181	177,353
4.00%, 10/20/49	338	330,372
4.00%, 11/20/49	25	24,559
4.00%, 01/20/50	18,801	18,394,456
4.00%, 02/20/50	8,882	8,689,781
4.00%, 03/20/50	270	264,200
4.00%, 04/20/50	7	6,484
4.00%, 05/20/50	2,100	2,054,308
4.00%, 06/20/50	1,610	1,575,405
4.00%, 07/20/50	4,519	4,421,566
4.00%, 08/20/50	2,141	2,094,559
4.00%, 10/20/50	1,993	1,950,969
4.00%, 11/20/50	390	381,887
4.00%, 12/20/50	1,051	1,028,283
4.00%, 01/20/51	43	42,031
4.00%, 04/20/52	732	711,347
4.00%, 06/20/52	7,363	7,155,833
4.00%, 07/20/52	9,509	9,242,202
4.00%, 08/20/52	15,532	15,096,062
4.00%, 09/20/52	49,311	47,925,344
4.00%, 10/20/52	48,808	47,436,920
4.00%, 11/20/52	8,153	7,924,321
4.00%, 12/20/52	8,242	8,010,215
4.00%, 02/20/53	613	595,632
4.00%, 03/20/53	3,209	3,118,531
4.00%, 05/20/53	4,157	4,039,775
4.00%, 06/20/53	2,324	2,258,245
4.00%, 07/20/53	3,290	3,197,383
4.00%, 08/20/53	1,450	1,409,178
4.00%, 10/20/53	257	249,696
4.00%, 11/20/53	16,955	16,484,066
4.00%, 12/20/53	430	418,163
4.00%, 01/20/54	2,305	2,239,938
4.00%, 02/20/54	1,885	1,832,419
4.00%, 03/20/54	2,636	2,546,961
4.00%, 04/20/54	4,317	4,171,151
4.00%, 05/20/54	2,983	2,882,230
111
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/20/54	$9,230	$8,877,795
4.00%, 09/20/54	5,204	5,005,443
4.00%, 10/20/54	957	920,453
4.00%, 01/20/55	7,947	7,643,201
4.00%, 04/20/55	469	451,222
4.00%, 03/19/56(c)	16,525	15,894,960
4.50%, 04/20/26	0 (a)	54
4.50%, 07/15/33	1	660
4.50%, 08/15/33	6	5,414
4.50%, 11/20/33	1	1,325
4.50%, 06/15/34	1	729
4.50%, 01/15/35	0 (a)	318
4.50%, 06/20/35	10	9,760
4.50%, 08/15/35	3	3,080
4.50%, 03/15/39	58	58,928
4.50%, 03/20/39	23	22,972
4.50%, 04/15/39	187	190,210
4.50%, 05/15/39	59	58,319
4.50%, 06/15/39	51	53,389
4.50%, 07/15/39	204	206,828
4.50%, 08/15/39	845	856,052
4.50%, 09/15/39	28	27,828
4.50%, 10/15/39	4	4,431
4.50%, 11/15/39	24	23,891
4.50%, 11/20/39	317	321,708
4.50%, 12/15/39	43	43,819
4.50%, 12/20/39	30	30,596
4.50%, 01/15/40	100	101,581
4.50%, 01/20/40	518	525,263
4.50%, 02/15/40	84	83,620
4.50%, 03/15/40	57	57,666
4.50%, 04/15/40	26	26,573
4.50%, 04/20/40	739	749,734
4.50%, 05/15/40	18	17,839
4.50%, 05/20/40	273	277,387
4.50%, 06/15/40	1,784	1,809,243
4.50%, 06/20/40	5,261	5,338,226
4.50%, 07/15/40	650	659,362
4.50%, 07/20/40	1,898	1,925,910
4.50%, 08/15/40	2,113	2,143,937
4.50%, 08/20/40	538	545,987
4.50%, 09/15/40	118	119,040
4.50%, 10/15/40	50	50,466
4.50%, 10/20/40	2,845	2,887,196
4.50%, 11/20/40	857	870,008
4.50%, 12/15/40	10	10,374
4.50%, 01/15/41	3	3,189
4.50%, 01/20/41	6,365	6,458,584
4.50%, 02/15/41	4	4,283
4.50%, 02/20/41	3,697	3,752,603
4.50%, 03/15/41	57	57,512
4.50%, 03/20/41	1,330	1,349,731
4.50%, 04/15/41	15	15,058
4.50%, 04/20/41	7,274	7,382,748
4.50%, 05/15/41	30	30,441
4.50%, 05/20/41	4,025	4,084,707
4.50%, 06/15/41	37	37,489
4.50%, 06/20/41	5,853	5,939,702
4.50%, 07/15/41	23	24,165
4.50%, 07/20/41	4,505	4,573,191
4.50%, 08/15/41	5	4,687
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/20/41	$69	$70,101
4.50%, 09/15/41	12	12,093
4.50%, 09/20/41	969	983,264
4.50%, 11/20/41	949	963,549
4.50%, 12/20/41	400	405,651
4.50%, 01/20/42	3,407	3,458,069
4.50%, 02/20/42	38	38,819
4.50%, 03/20/42	9	9,431
4.50%, 04/20/42	17	17,001
4.50%, 05/20/42	12	12,227
4.50%, 08/20/43	7	6,654
4.50%, 09/20/43	193	195,838
4.50%, 11/20/43	365	369,964
4.50%, 02/20/44	104	104,836
4.50%, 03/20/44	2,085	2,112,093
4.50%, 04/20/44	2	2,035
4.50%, 05/20/44	196	198,558
4.50%, 06/20/44	9	9,144
4.50%, 08/20/44	14	13,768
4.50%, 09/20/44	2,909	2,943,242
4.50%, 10/20/44	164	166,166
4.50%, 11/20/44	134	135,584
4.50%, 02/20/45	31	31,286
4.50%, 03/20/45	2	2,085
4.50%, 06/20/45	101	102,250
4.50%, 09/15/45	15	14,654
4.50%, 09/20/45	6	5,796
4.50%, 10/15/45	40	40,858
4.50%, 10/20/45	47	47,786
4.50%, 11/20/45	4,474	4,526,259
4.50%, 12/20/45	112	113,307
4.50%, 01/20/46	38	38,065
4.50%, 02/15/46	106	107,241
4.50%, 02/20/46	504	509,908
4.50%, 03/20/46	7,320	7,405,071
4.50%, 05/20/46	91	92,479
4.50%, 07/20/46	179	180,742
4.50%, 08/15/46	15	15,081
4.50%, 08/20/46	256	259,491
4.50%, 09/15/46	56	56,013
4.50%, 09/20/46	1,219	1,237,307
4.50%, 10/15/46	10	9,791
4.50%, 10/20/46	1,327	1,343,663
4.50%, 11/20/46	601	608,717
4.50%, 12/20/46	108	109,321
4.50%, 01/20/47	406	411,042
4.50%, 02/20/47	213	215,025
4.50%, 04/20/47	291	294,075
4.50%, 05/20/47	640	645,568
4.50%, 06/15/47	56	56,692
4.50%, 06/20/47	702	707,928
4.50%, 07/20/47	6,479	6,538,036
4.50%, 08/15/47	18	18,273
4.50%, 08/20/47	454	458,297
4.50%, 09/20/47	113	113,345
4.50%, 10/20/47	1,263	1,269,886
4.50%, 11/20/47	123	123,865
4.50%, 12/20/47	205	205,902
4.50%, 01/20/48	1,613	1,622,034
4.50%, 02/20/48	2,533	2,547,528
4.50%, 03/20/48	3,103	3,120,671
Schedule of Investments
112

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/20/48	$10,769	$10,829,916
4.50%, 05/20/48	402	404,367
4.50%, 06/20/48	9,525	9,566,656
4.50%, 07/20/48	14,591	14,654,646
4.50%, 08/20/48	11,107	11,155,742
4.50%, 09/20/48	4,865	4,886,289
4.50%, 10/20/48	1,319	1,324,542
4.50%, 11/20/48	6,931	6,961,526
4.50%, 12/20/48	5,336	5,347,379
4.50%, 01/20/49	14,718	14,782,390
4.50%, 02/20/49	2,016	2,024,883
4.50%, 03/20/49	5,036	5,057,729
4.50%, 04/20/49	2,540	2,551,541
4.50%, 05/20/49	8,829	8,854,146
4.50%, 06/20/49	732	735,087
4.50%, 08/20/49	2,845	2,857,734
4.50%, 09/20/49	210	210,736
4.50%, 10/20/49	413	414,430
4.50%, 11/20/49	676	678,617
4.50%, 12/20/49	133	133,693
4.50%, 02/20/50	6,575	6,603,402
4.50%, 03/20/50	2,690	2,701,355
4.50%, 04/20/50	2,377	2,387,957
4.50%, 05/20/50	1,909	1,917,203
4.50%, 07/20/50	297	298,379
4.50%, 12/20/50	122	122,667
4.50%, 03/20/51	1,559	1,565,561
4.50%, 04/20/51	1,648	1,654,951
4.50%, 05/20/51	40	39,761
4.50%, 06/20/51	1,989	2,000,263
4.50%, 12/20/51	3,333	3,347,769
4.50%, 02/20/52	15	15,405
4.50%, 05/20/52	5,496	5,483,683
4.50%, 07/20/52	15,394	15,353,631
4.50%, 08/20/52	35,638	35,539,455
4.50%, 09/20/52	9,244	9,216,781
4.50%, 10/20/52	7,754	7,730,538
4.50%, 11/20/52	4,578	4,564,186
4.50%, 03/20/53	39,388	39,247,837
4.50%, 04/20/53	37,452	37,226,619
4.50%, 05/20/53	21,267	21,134,243
4.50%, 06/20/53	9,189	9,129,444
4.50%, 07/20/53	15,288	15,185,118
4.50%, 02/20/54	21,617	21,442,218
4.50%, 03/20/54	7,603	7,530,187
4.50%, 04/20/54	22,833	22,611,278
4.50%, 05/20/54	4,706	4,659,695
4.50%, 06/20/54	3,915	3,876,232
4.50%, 07/20/54	34,030	33,688,158
4.50%, 08/20/54	23,880	23,632,998
4.50%, 10/20/54	30,175	29,878,476
4.50%, 11/20/54	60,299	59,686,773
4.50%, 12/20/54	23,982	23,719,436
4.50%, 01/20/55	9,624	9,516,811
4.50%, 02/20/55	8,932	8,831,155
4.50%, 03/19/56(c)	113,307	111,970,332
5.00%, 03/15/33	2	1,986
5.00%, 05/20/33	83	84,697
5.00%, 06/15/33	3	2,889
5.00%, 07/15/33	11	10,364
5.00%, 07/20/33	1	593
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/15/33	$35	$35,912
5.00%, 09/15/33	20	20,519
5.00%, 10/15/33	14	14,218
5.00%, 01/15/34	0 (a)	487
5.00%, 01/20/34	1	782
5.00%, 02/15/34	15	15,035
5.00%, 04/15/34	1	1,308
5.00%, 05/15/34	1	1,019
5.00%, 05/20/34	0 (a)	440
5.00%, 06/15/34	14	15,180
5.00%, 07/15/34	8	8,584
5.00%, 12/15/34	1	1,148
5.00%, 01/15/35	4	4,477
5.00%, 03/15/35	0 (a)	314
5.00%, 05/15/35	1	876
5.00%, 07/20/35	395	406,520
5.00%, 08/15/35	12	11,872
5.00%, 09/15/35	5	4,542
5.00%, 10/15/35	32	33,717
5.00%, 11/15/35	6	6,802
5.00%, 12/15/35	6	6,653
5.00%, 04/20/36	15	15,614
5.00%, 09/15/36	11	10,887
5.00%, 12/15/36	1,516	1,558,521
5.00%, 04/20/37	0 (a)	429
5.00%, 12/15/37	2	1,799
5.00%, 01/15/38	0 (a)	124
5.00%, 02/15/38	0 (a)	212
5.00%, 03/15/38	0 (a)	469
5.00%, 03/20/38	3	3,157
5.00%, 04/15/38	8	8,434
5.00%, 04/20/38	80	82,420
5.00%, 05/15/38	52	53,554
5.00%, 05/20/38	1	990
5.00%, 06/15/38	20	19,880
5.00%, 06/20/38	8	8,497
5.00%, 07/15/38	2	1,835
5.00%, 08/15/38	21	21,810
5.00%, 08/20/38	7	6,920
5.00%, 10/15/38	9	8,765
5.00%, 10/20/38	8	8,741
5.00%, 12/15/38	4	4,460
5.00%, 01/15/39	699	722,574
5.00%, 02/15/39	198	204,941
5.00%, 03/15/39	44	45,277
5.00%, 04/15/39	27	27,982
5.00%, 05/15/39	10	10,113
5.00%, 05/20/39	4	3,874
5.00%, 06/15/39	49	50,820
5.00%, 06/20/39	2,005	2,071,159
5.00%, 07/15/39	1,581	1,635,723
5.00%, 07/20/39	507	523,737
5.00%, 08/15/39	52	54,943
5.00%, 09/15/39	198	205,042
5.00%, 10/15/39	23	24,394
5.00%, 10/20/39	589	608,783
5.00%, 11/15/39	32	33,060
5.00%, 11/20/39	92	95,403
5.00%, 12/15/39	10	10,777
5.00%, 02/15/40	186	192,315
5.00%, 03/15/40	21	21,610
113
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/20/40	$2	$2,280
5.00%, 04/15/40	8	8,347
5.00%, 05/15/40	373	386,954
5.00%, 05/20/40	7	7,125
5.00%, 06/15/40	75	77,037
5.00%, 06/20/40	19	19,475
5.00%, 07/15/40	23	23,952
5.00%, 07/20/40	1,869	1,930,028
5.00%, 08/15/40	7	7,736
5.00%, 08/20/40	596	615,309
5.00%, 12/15/40	44	45,053
5.00%, 01/20/41	38	38,806
5.00%, 02/20/41	16	16,753
5.00%, 04/15/41	7	7,580
5.00%, 04/20/41	1	790
5.00%, 05/20/41	24	25,252
5.00%, 06/20/41	5	4,877
5.00%, 07/20/41	6	6,064
5.00%, 09/20/41	9	8,786
5.00%, 10/20/41	5	5,151
5.00%, 11/20/41	1,734	1,791,532
5.00%, 12/20/41	12	11,872
5.00%, 02/20/42	50	51,491
5.00%, 03/20/42	10	9,990
5.00%, 07/20/42	324	334,128
5.00%, 08/20/42	14	14,497
5.00%, 10/20/42	1	983
5.00%, 01/20/43	78	80,346
5.00%, 04/20/43	21	22,173
5.00%, 05/20/43	14	14,183
5.00%, 11/20/43	48	49,794
5.00%, 01/20/44	67	68,703
5.00%, 03/15/44	1,301	1,347,347
5.00%, 05/20/44	147	151,416
5.00%, 06/20/44	21	21,320
5.00%, 07/20/44	114	117,667
5.00%, 08/20/44	57	58,653
5.00%, 12/20/44	334	345,203
5.00%, 04/20/45	75	77,213
5.00%, 06/20/45	364	376,484
5.00%, 07/20/45	2	1,891
5.00%, 08/20/45	10	10,564
5.00%, 09/20/45	7	7,539
5.00%, 10/20/45	164	168,926
5.00%, 11/20/45	3	3,506
5.00%, 02/20/46	390	402,914
5.00%, 03/20/46	5	5,619
5.00%, 04/20/46	65	67,591
5.00%, 05/20/46	49	50,280
5.00%, 07/20/46	131	135,506
5.00%, 08/20/46	863	891,691
5.00%, 10/20/46	1,564	1,615,057
5.00%, 11/20/46	709	732,842
5.00%, 01/20/47	1,812	1,871,342
5.00%, 02/20/47	1,306	1,348,265
5.00%, 03/20/47	1,522	1,572,564
5.00%, 04/20/47	367	379,151
5.00%, 05/20/47	593	609,487
5.00%, 06/20/47	114	117,102
5.00%, 07/15/47	259	264,289
5.00%, 07/20/47	25	26,078
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/15/47	$136	$139,111
5.00%, 08/20/47	60	61,356
5.00%, 09/20/47	222	228,267
5.00%, 10/20/47	1,231	1,265,690
5.00%, 11/20/47	276	283,642
5.00%, 12/20/47	337	345,801
5.00%, 01/20/48	244	249,678
5.00%, 02/20/48	2,021	2,070,122
5.00%, 03/20/48	3,866	3,961,287
5.00%, 04/20/48	1,942	1,990,088
5.00%, 05/20/48	1,357	1,384,232
5.00%, 06/20/48	283	289,053
5.00%, 08/20/48	2,928	2,986,117
5.00%, 09/20/48	834	850,146
5.00%, 10/20/48	3,598	3,669,535
5.00%, 11/20/48	4,727	4,817,231
5.00%, 12/20/48	1,560	1,588,364
5.00%, 01/20/49	9,596	9,786,394
5.00%, 02/20/49	626	638,656
5.00%, 03/20/49	6,946	7,083,993
5.00%, 04/20/49	3,884	3,960,703
5.00%, 05/20/49	3	3,348
5.00%, 06/20/49	1,111	1,133,244
5.00%, 07/20/49	865	882,220
5.00%, 08/20/49	456	464,787
5.00%, 09/20/49	3,385	3,453,710
5.00%, 10/20/49	1,712	1,754,299
5.00%, 11/20/49	3,935	4,013,947
5.00%, 12/20/49	522	532,847
5.00%, 02/20/50	418	428,688
5.00%, 04/20/50	761	779,307
5.00%, 05/20/50	1,326	1,361,695
5.00%, 06/20/50	154	157,041
5.00%, 07/20/51	40	40,897
5.00%, 08/20/51	674	687,465
5.00%, 09/20/51	28	28,095
5.00%, 10/20/51	5,161	5,218,253
5.00%, 11/20/51	3,319	3,355,820
5.00%, 01/20/52	115	116,562
5.00%, 07/20/52	3,076	3,107,687
5.00%, 09/20/52	17,565	17,739,738
5.00%, 10/20/52	896	904,730
5.00%, 12/20/52	13,341	13,470,418
5.00%, 01/20/53	16,108	16,261,748
5.00%, 02/20/53	6,460	6,520,731
5.00%, 03/20/53	971	979,206
5.00%, 04/20/53	24,445	24,659,541
5.00%, 05/20/53	59,032	59,592,816
5.00%, 06/20/53	6,630	6,686,267
5.00%, 07/20/53	63,491	64,017,667
5.00%, 08/20/53	4,105	4,139,133
5.00%, 09/20/53	39,844	40,164,749
5.00%, 10/20/53	1,244	1,253,539
5.00%, 11/20/53	51,099	51,503,717
5.00%, 12/20/53	206	207,330
5.00%, 01/20/54	520	524,325
5.00%, 02/20/54	2,672	2,691,885
5.00%, 03/20/54	412	415,234
5.00%, 04/20/54	268	269,803
5.00%, 05/20/54	5,164	5,193,604
5.00%, 06/20/54	53,496	53,831,497
Schedule of Investments
114

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/20/54	$35,796	$35,972,397
5.00%, 10/20/54	68,920	69,247,551
5.00%, 11/20/54	167,612	168,453,697
5.00%, 12/20/54	80,229	80,607,537
5.00%, 01/20/55	9,204	9,244,685
5.00%, 03/20/55	4,746	4,764,558
5.00%, 04/20/55	1,253	1,257,459
5.00%, 05/20/55	21,138	21,219,426
5.00%, 06/20/55	21,998	22,082,786
5.00%, 01/20/56	9,983	10,021,837
5.00%, 03/19/56(c)	338,587	339,735,755
5.50%, 12/15/31	7	7,938
5.50%, 05/20/32	0 (a)	156
5.50%, 10/15/32	1	839
5.50%, 11/15/32	1	859
5.50%, 01/15/33	5	4,145
5.50%, 02/15/33	4	4,645
5.50%, 03/15/33	7	6,191
5.50%, 04/15/33	18	18,338
5.50%, 05/15/33	11	11,341
5.50%, 06/15/33	1	1,205
5.50%, 07/15/33	4	3,447
5.50%, 08/15/33	19	18,338
5.50%, 09/15/33	6	5,839
5.50%, 10/15/33	2	2,308
5.50%, 11/15/33	26	25,582
5.50%, 12/15/33	4	4,591
5.50%, 01/15/34	16	16,959
5.50%, 02/15/34	0 (a)	51
5.50%, 03/15/34	7	6,223
5.50%, 04/15/34	9	8,870
5.50%, 05/15/34	21	21,260
5.50%, 06/15/34	10	10,863
5.50%, 07/15/34	5	4,969
5.50%, 10/15/34	3	2,980
5.50%, 11/15/34	4	4,574
5.50%, 11/20/34	488	510,016
5.50%, 12/15/34	2	2,392
5.50%, 02/15/35	11	11,659
5.50%, 03/15/35	8	8,654
5.50%, 04/15/35	9	9,477
5.50%, 05/15/35	5	4,971
5.50%, 06/15/35	12	13,017
5.50%, 07/15/35	10	10,873
5.50%, 08/15/35	3	3,457
5.50%, 09/15/35	10	10,920
5.50%, 10/15/35	6	5,939
5.50%, 11/15/35	3	2,351
5.50%, 12/15/35	8	7,795
5.50%, 01/15/36	3	3,416
5.50%, 02/15/36	1	984
5.50%, 03/15/36	389	405,250
5.50%, 03/20/36	105	109,945
5.50%, 04/15/36	2	2,287
5.50%, 06/20/36	219	228,881
5.50%, 07/15/36	0 (a)	370
5.50%, 07/20/36	158	165,324
5.50%, 11/20/36	0 (a)	297
5.50%, 12/15/36	3	3,299
5.50%, 01/15/37	0 (a)	181
5.50%, 03/15/37	31	31,847
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/15/37	$9	$9,329
5.50%, 05/15/37	1	991
5.50%, 07/15/37	1	1,538
5.50%, 01/15/38	1	602
5.50%, 01/20/38	0 (a)	508
5.50%, 02/15/38	7	6,961
5.50%, 03/15/38	2	2,253
5.50%, 05/15/38	7	6,985
5.50%, 06/15/38	55	56,529
5.50%, 06/20/38	590	618,261
5.50%, 07/15/38	17	17,395
5.50%, 07/20/38	7	7,127
5.50%, 08/15/38	22	21,670
5.50%, 09/15/38	8	7,756
5.50%, 09/20/38	5	4,730
5.50%, 10/15/38	343	359,564
5.50%, 10/20/38	20	20,458
5.50%, 11/15/38	12	11,634
5.50%, 11/20/38	0 (a)	390
5.50%, 12/15/38	6	7,007
5.50%, 12/20/38	16	16,862
5.50%, 01/15/39	11	11,769
5.50%, 01/20/39	7	7,461
5.50%, 02/15/39	3	3,156
5.50%, 02/20/39	30	31,005
5.50%, 03/20/39	439	460,645
5.50%, 04/15/39	5	5,681
5.50%, 05/15/39	1	1,050
5.50%, 11/15/39	2	2,467
5.50%, 12/15/39	102	107,069
5.50%, 01/15/40	1,003	1,057,787
5.50%, 01/20/40	196	205,999
5.50%, 03/15/40	13	13,485
5.50%, 04/15/40	22	23,547
5.50%, 07/20/40	978	1,025,406
5.50%, 11/15/40	11	11,391
5.50%, 12/20/40	5	4,963
5.50%, 04/20/41	16	16,939
5.50%, 10/20/41	13	13,221
5.50%, 11/20/41	12	12,519
5.50%, 01/20/42	3	3,343
5.50%, 02/20/42	185	193,349
5.50%, 07/20/42	3	3,479
5.50%, 11/20/42	22	22,790
5.50%, 06/20/43	63	66,104
5.50%, 07/20/43	12	12,705
5.50%, 04/20/44	22	23,529
5.50%, 08/20/44	22	22,998
5.50%, 01/20/47	14	14,560
5.50%, 02/20/47	16	16,692
5.50%, 10/20/47	180	188,447
5.50%, 03/20/48	106	110,562
5.50%, 04/20/48	49	51,513
5.50%, 05/20/48	183	188,912
5.50%, 06/20/48	139	143,499
5.50%, 11/20/48	1,818	1,871,735
5.50%, 12/20/48	253	260,124
5.50%, 01/20/49	1,730	1,781,785
5.50%, 02/20/49	76	78,184
5.50%, 03/20/49	20	20,073
5.50%, 05/20/49	2,404	2,474,968
115
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/20/52	$1,085	$1,115,805
5.50%, 05/20/52	276	282,677
5.50%, 06/20/52	221	226,204
5.50%, 08/20/52	647	660,771
5.50%, 10/20/52	1,739	1,778,974
5.50%, 11/20/52	2,169	2,219,473
5.50%, 12/20/52	49,032	50,157,502
5.50%, 01/20/53	34,962	35,760,140
5.50%, 02/20/53	1,608	1,645,072
5.50%, 04/20/53	8,469	8,660,530
5.50%, 05/20/53	14,769	15,099,456
5.50%, 06/20/53	7,361	7,516,411
5.50%, 07/20/53	25,894	26,512,735
5.50%, 08/20/53	322	328,337
5.50%, 09/20/53	128,070	130,718,960
5.50%, 10/20/53	37,582	38,354,707
5.50%, 11/20/53	11,954	12,199,324
5.50%, 12/20/53	2,337	2,384,871
5.50%, 01/20/54	373	380,616
5.50%, 02/20/54	3,388	3,455,994
5.50%, 03/20/54	2,189	2,228,030
5.50%, 04/20/54	29,141	29,657,856
5.50%, 05/20/54	15,786	16,064,490
5.50%, 07/20/54	5,538	5,633,802
5.50%, 08/20/54	24,854	25,282,947
5.50%, 09/20/54	7,696	7,820,518
5.50%, 10/20/54	107,350	109,076,526
5.50%, 11/20/54	59,666	60,619,836
5.50%, 12/20/54	8,187	8,316,954
5.50%, 01/20/55	7,714	7,835,346
5.50%, 02/20/55	44,255	44,921,398
5.50%, 06/20/55	28,546	28,938,341
5.50%, 07/20/55	10,071	10,202,418
5.50%, 09/20/55	9,857	9,996,894
5.50%, 11/20/55	42,950	43,574,016
5.50%, 12/20/55	9,554	9,700,070
5.50%, 01/20/56	11,277	11,455,136
5.50%, 02/20/56	27,606	28,024,611
5.50%, 03/19/56(c)	407,683	412,885,614
6.00%, 04/15/26	0 (a)	6
6.00%, 05/15/26	0 (a)	11
6.00%, 04/15/28	0 (a)	71
6.00%, 05/15/28	0 (a)	373
6.00%, 07/20/28	0 (a)	28
6.00%, 09/20/28	0 (a)	74
6.00%, 12/15/28	0 (a)	49
6.00%, 01/15/29	3	2,337
6.00%, 02/15/29	11	10,834
6.00%, 03/15/29	0 (a)	89
6.00%, 04/15/29	1	869
6.00%, 05/15/29	1	1,245
6.00%, 05/20/29	0 (a)	210
6.00%, 06/15/29	0 (a)	420
6.00%, 07/15/29	0 (a)	45
6.00%, 08/20/29	0 (a)	51
6.00%, 06/15/31	0 (a)	185
6.00%, 10/15/31	1	729
6.00%, 12/15/31	1	1,310
6.00%, 01/15/32	0 (a)	107
6.00%, 02/15/32	1	1,827
6.00%, 03/15/32	1	1,318
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 04/15/32	$3	$2,859
6.00%, 05/15/32	0 (a)	846
6.00%, 06/15/32	0 (a)	472
6.00%, 07/15/32	1	588
6.00%, 08/15/32	1	1,612
6.00%, 09/15/32	1	556
6.00%, 10/15/32	6	5,158
6.00%, 12/15/32	16	17,355
6.00%, 01/15/33	0 (a)	537
6.00%, 02/15/33	7	7,220
6.00%, 06/15/33	11	10,917
6.00%, 08/15/33	1	1,151
6.00%, 09/15/33	21	22,564
6.00%, 11/15/33	1	1,424
6.00%, 12/15/33	29	30,480
6.00%, 07/15/34	5	5,024
6.00%, 08/15/34	2	2,067
6.00%, 09/15/34	1	901
6.00%, 10/15/34	6	6,646
6.00%, 09/15/35	1	1,288
6.00%, 11/15/35	1	1,221
6.00%, 12/15/35	5	5,902
6.00%, 01/15/36	1	573
6.00%, 01/20/36	2	1,808
6.00%, 04/15/36	3	3,271
6.00%, 06/15/36	6	6,289
6.00%, 07/15/36	3	2,529
6.00%, 08/15/36	8	8,934
6.00%, 10/15/36	2	1,637
6.00%, 11/15/36	10	9,467
6.00%, 01/15/37	13	13,209
6.00%, 01/20/37	1	763
6.00%, 02/15/37	1	1,039
6.00%, 03/15/37	798	847,505
6.00%, 04/15/37	19	19,962
6.00%, 05/15/37	12	13,160
6.00%, 06/15/37	2	2,115
6.00%, 08/15/37	1	1,092
6.00%, 10/20/37	13	14,267
6.00%, 11/15/37	0 (a)	195
6.00%, 11/20/37	13	13,525
6.00%, 12/15/37	4	3,981
6.00%, 01/15/38	11	12,167
6.00%, 02/15/38	6	6,586
6.00%, 03/15/38	1	847
6.00%, 05/15/38	10	10,873
6.00%, 06/15/38	2	1,937
6.00%, 06/20/38	9	9,285
6.00%, 08/15/38	5	5,663
6.00%, 09/20/38	940	1,002,431
6.00%, 10/15/38	1	881
6.00%, 11/15/38	2	2,624
6.00%, 12/15/38	184	196,776
6.00%, 01/15/39	48	50,672
6.00%, 06/15/39	3	3,161
6.00%, 09/20/39	59	62,998
6.00%, 11/15/39	152	162,287
6.00%, 12/15/39	3	2,707
6.00%, 04/20/40	93	99,279
6.00%, 12/15/40	4	4,717
6.00%, 12/20/40	3	2,839
Schedule of Investments
116

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 06/20/41	$147	$156,937
6.00%, 11/20/41	1	1,382
6.00%, 01/20/42	9	10,013
6.00%, 04/20/42	2	1,683
6.00%, 02/20/43	264	281,002
6.00%, 07/20/45	75	79,964
6.00%, 01/20/46	229	243,899
6.00%, 05/20/47	1,620	1,727,067
6.00%, 08/20/52	1,196	1,236,066
6.00%, 10/20/52	106	109,205
6.00%, 02/20/53	5,448	5,624,614
6.00%, 06/20/53	306	314,462
6.00%, 07/20/53	2,190	2,249,346
6.00%, 09/20/53	10,789	11,081,944
6.00%, 10/20/53	16,235	16,674,725
6.00%, 12/20/53	6,311	6,482,586
6.00%, 01/20/54	1,264	1,298,234
6.00%, 05/20/54	6,573	6,736,608
6.00%, 06/20/54	38,734	39,659,954
6.00%, 07/20/54	42,501	43,517,248
6.00%, 08/20/54	82,819	84,798,764
6.00%, 09/20/54	36,747	37,626,031
6.00%, 10/20/54	2,663	2,727,091
6.00%, 07/20/55	48,354	49,337,023
6.00%, 08/20/55	2,693	2,748,969
6.00%, 09/20/55	98,627	100,708,132
6.00%, 11/20/55	39,714	40,638,477
6.00%, 01/20/56	6,794	6,959,366
6.00%, 03/19/56(c)	177,486	181,046,291
6.50%, 03/15/26	0 (a)	2
6.50%, 03/15/28	0 (a)	297
6.50%, 04/15/28	0 (a)	32
6.50%, 08/15/28	0 (a)	10
6.50%, 09/15/28	0 (a)	517
6.50%, 10/15/28	2	2,047
6.50%, 10/20/28	0 (a)	106
6.50%, 11/15/28	0 (a)	176
6.50%, 12/15/28	2	1,464
6.50%, 01/15/29	2	1,678
6.50%, 02/15/29	0 (a)	54
6.50%, 03/15/29	0 (a)	920
6.50%, 04/15/29	0 (a)	54
6.50%, 05/15/29	0 (a)	24
6.50%, 05/20/29	0 (a)	104
6.50%, 06/15/29	0 (a)	47
6.50%, 07/15/29	4	5,342
6.50%, 08/15/29	2	2,533
6.50%, 09/15/29	0 (a)	226
6.50%, 12/15/29	0 (a)	34
6.50%, 05/15/31	1	1,005
6.50%, 06/15/31	0 (a)	45
6.50%, 07/15/31	0 (a)	108
6.50%, 09/15/31	1	1,831
6.50%, 11/15/31	7	7,138
6.50%, 12/15/31	3	3,093
6.50%, 01/15/32	1	1,182
6.50%, 02/20/32	0 (a)	82
6.50%, 03/15/32	3	2,825
6.50%, 04/15/32	3	2,930
6.50%, 05/20/32	4	4,271
6.50%, 06/15/32	1	956
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 07/15/32	$2	$1,616
6.50%, 08/15/32	3	3,365
6.50%, 10/15/32	1	722
6.50%, 12/15/32	0 (a)	510
6.50%, 01/15/33	1	868
6.50%, 03/15/33	2	1,558
6.50%, 04/15/33	1	675
6.50%, 05/15/33	0 (a)	394
6.50%, 07/15/34	0 (a)	326
6.50%, 08/15/34	1	778
6.50%, 08/20/34	0 (a)	474
6.50%, 11/15/34	1	1,120
6.50%, 12/15/35	1	1,076
6.50%, 04/15/36	11	11,585
6.50%, 10/15/36	12	12,902
6.50%, 07/15/37	0 (a)	426
6.50%, 08/15/37	0 (a)	252
6.50%, 11/15/37	4	3,682
6.50%, 12/15/37	1	873
6.50%, 01/15/38	1	1,213
6.50%, 08/20/38	5	5,192
6.50%, 09/15/38	3	3,028
6.50%, 10/20/38	419	454,332
6.50%, 11/15/38	5	5,590
6.50%, 12/15/38	3	4,150
6.50%, 12/20/52	316	329,492
6.50%, 02/20/53	425	443,177
6.50%, 03/20/53	20,778	21,696,513
6.50%, 04/20/53	238	248,688
6.50%, 05/20/53	17,505	18,278,622
6.50%, 10/20/53	271	282,617
6.50%, 02/20/54	204	213,155
6.50%, 06/20/54	27,691	28,833,029
6.50%, 07/20/54	89,335	93,019,371
6.50%, 10/20/54	103	106,763
6.50%, 03/15/55(c)	12,150	12,631,567
6.50%, 04/15/55(c)	14,250	14,798,102
6.50%, 08/20/55	50,793	52,744,181
6.50%, 09/20/55	54,887	57,070,890
6.50%, 11/20/55	32,992	34,348,457
6.50%, 12/20/55	27,966	29,127,364
7.00%, 06/15/26	0 (a)	46
7.00%, 11/15/26	0 (a)	2
7.00%, 05/15/27	0 (a)	19
7.00%, 06/15/27	0 (a)	18
7.00%, 10/15/27	0 (a)	67
7.00%, 11/15/27	0 (a)	371
7.00%, 12/15/27	0 (a)	63
7.00%, 02/15/28	0 (a)	6
7.00%, 03/15/28	0 (a)	151
7.00%, 04/15/28	0 (a)	141
7.00%, 06/15/28	0 (a)	771
7.00%, 07/15/28	0 (a)	114
7.00%, 08/15/28	0 (a)	253
7.00%, 09/15/28	0 (a)	984
7.00%, 10/15/28	0 (a)	87
7.00%, 11/15/28	0 (a)	629
7.00%, 12/15/28	0 (a)	182
7.00%, 03/15/29	1	881
7.00%, 04/15/29	0 (a)	36
7.00%, 05/15/29	0 (a)	65
117
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 06/15/29	$0 (a)	$86
7.00%, 07/15/29	0 (a)	173
7.00%, 08/15/29	0 (a)	301
7.00%, 11/15/29	0 (a)	26
7.00%, 12/15/29	0 (a)	199
7.00%, 12/15/30	0 (a)	367
7.00%, 07/15/31	2	2,102
7.00%, 08/15/31	0 (a)	617
7.00%, 09/15/31	1	655
7.00%, 10/15/31	0 (a)	77
7.00%, 02/15/32	0 (a)	352
7.00%, 04/15/32	2	1,709
7.00%, 05/15/32	1	607
7.50%, 03/15/26	0 (a)	10
7.50%, 06/15/26	0 (a)	14
7.50%, 06/15/27	0 (a)	37
7.50%, 10/15/27	0 (a)	73
7.50%, 12/15/27	0 (a)	66
7.50%, 01/15/28	0 (a)	40
7.50%, 06/15/28	0 (a)	407
7.50%, 07/15/28	1	699
7.50%, 08/15/28	0 (a)	98
7.50%, 09/15/28	0 (a)	14
7.50%, 12/15/28	0 (a)	11
7.50%, 01/15/29	0 (a)	5
7.50%, 03/15/29	0 (a)	222
7.50%, 08/15/29	0 (a)	258
7.50%, 09/15/29	0 (a)	46
7.50%, 10/15/29	0 (a)	25
7.50%, 11/15/29	0 (a)	46
7.50%, 12/15/29	1	519
7.50%, 08/15/30	2	1,857
7.50%, 12/15/30	0 (a)	46
7.50%, 03/15/32	0 (a)	374
8.00%, 05/15/26	0 (a)	16
8.00%, 06/15/26	0 (a)	2
8.00%, 08/15/26	0 (a)	4
8.00%, 09/15/26	0 (a)	2
8.00%, 02/15/27	0 (a)	129
8.00%, 12/15/27	0 (a)	13
8.00%, 08/20/29	0 (a)	57
8.00%, 09/15/29	0 (a)	314
8.00%, 10/15/29	0 (a)	38
8.00%, 01/15/30	0 (a)	27
8.00%, 02/15/30	0 (a)	122
8.00%, 06/20/30	0 (a)	22
8.00%, 12/15/30	1	1,456
8.00%, 07/15/31	0 (a)	74
8.00%, 03/15/32	0 (a)	393
8.50%, 09/15/26	0 (a)	17
8.50%, 01/15/27	0 (a)	8
8.50%, 08/15/27	0 (a)	214
8.50%, 07/15/30	0 (a)	73
8.50%, 04/15/31	0 (a)	25
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	608	559,792
1.50%, 11/01/35	1,513	1,393,814
1.50%, 12/01/35	4,438	4,087,279
1.50%, 01/01/36	2,903	2,672,321
1.50%, 02/01/36	102	93,876
1.50%, 03/01/36	10,595	9,699,807
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 06/01/36	$1,053	$963,184
1.50%, 07/01/36	755	691,425
1.50%, 08/01/36	1,465	1,341,245
1.50%, 09/01/36	6,705	6,130,500
1.50%, 10/01/36	15,407	14,078,478
1.50%, 11/01/36	11,351	10,379,029
1.50%, 12/01/36	1,970	1,801,629
1.50%, 01/01/37	19,629	17,924,566
1.50%, 02/01/37	85,671	78,212,690
1.50%, 03/01/37	92,068	83,897,853
1.50%, 04/01/37	15,837	14,431,051
1.50%, 05/01/37	1,206	1,099,050
1.50%, 07/01/37	17,350	15,810,533
1.50%, 08/01/37	4,606	4,205,043
1.50%, 11/01/37	9,431	8,594,320
1.50%, 03/17/41(c)	28,517	26,002,100
1.50%, 11/01/50	47,564	37,864,495
1.50%, 12/01/50	1,341	1,078,942
1.50%, 01/01/51	21,888	17,423,136
1.50%, 02/01/51	1,167	929,805
1.50%, 05/01/51	71,077	56,552,485
1.50%, 07/01/51	60,263	47,947,910
1.50%, 10/01/51	2,035	1,618,616
1.50%, 11/01/51	86,371	68,585,657
2.00%, 05/01/26	5	4,475
2.00%, 01/01/28	2,980	2,929,612
2.00%, 08/01/28	54	52,934
2.00%, 11/01/28	13	12,281
2.00%, 01/01/29	3	2,501
2.00%, 05/01/29	52	50,374
2.00%, 01/01/30	17	17,027
2.00%, 04/01/30	27	26,435
2.00%, 07/01/30	699	678,742
2.00%, 08/01/30	13	12,858
2.00%, 02/01/31	3,153	3,079,732
2.00%, 11/01/31	188	180,381
2.00%, 01/01/32	80	75,479
2.00%, 02/01/32	18	17,302
2.00%, 03/01/32	118	113,461
2.00%, 04/01/32	66	62,824
2.00%, 07/01/32	11	10,381
2.00%, 11/01/32	5	4,998
2.00%, 06/01/35	1,775	1,667,102
2.00%, 07/01/35	21,699	20,354,687
2.00%, 08/01/35	14,501	13,615,351
2.00%, 09/01/35	7,370	6,909,880
2.00%, 10/01/35	26,478	24,867,838
2.00%, 11/01/35	37,055	34,793,405
2.00%, 12/01/35	75,687	70,942,409
2.00%, 01/01/36	34,237	32,083,087
2.00%, 02/01/36	148,817	139,598,109
2.00%, 03/01/36	102,846	96,187,404
2.00%, 04/01/36	12,293	11,491,546
2.00%, 05/01/36	112,183	104,997,561
2.00%, 06/01/36	101,563	94,874,342
2.00%, 07/01/36	59,562	55,601,263
2.00%, 08/01/36	60,940	56,943,530
2.00%, 09/01/36	11,319	10,547,428
2.00%, 10/01/36	28,111	26,228,575
2.00%, 11/01/36	66,674	62,251,177
2.00%, 12/01/36	63,955	59,699,089
Schedule of Investments
118

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 01/01/37	$180,879	$168,934,709
2.00%, 02/01/37	113,211	105,656,455
2.00%, 03/01/37	48,541	45,247,413
2.00%, 04/01/37	95,214	88,673,553
2.00%, 05/01/37	27,208	25,341,414
2.00%, 06/01/37	79,128	73,754,123
2.00%, 08/01/37	13,778	12,849,361
2.00%, 10/01/37	4,835	4,503,034
2.00%, 02/01/38	10,952	10,210,323
2.00%, 03/01/38	11,711	10,914,101
2.00%, 03/17/41(c)	150,296	140,022,706
2.00%, 05/01/50	42,783	35,912,752
2.00%, 06/01/50	70,134	58,843,775
2.00%, 07/01/50	63,181	53,001,094
2.00%, 08/01/50	50,243	42,121,659
2.00%, 09/01/50	65,981	55,421,597
2.00%, 10/01/50	136,235	114,717,826
2.00%, 11/01/50	68,815	57,885,157
2.00%, 12/01/50	170,648	143,634,340
2.00%, 01/01/51	66,118	55,639,174
2.00%, 02/01/51	541,794	453,202,912
2.00%, 03/01/51	454,439	380,523,437
2.00%, 04/01/51	602,684	504,263,920
2.00%, 05/01/51	688,634	576,216,000
2.00%, 06/01/51	174,372	146,126,190
2.00%, 07/01/51	512,705	429,446,253
2.00%, 08/01/51	88,131	73,676,766
2.00%, 09/01/51	188,995	157,975,632
2.00%, 10/01/51	388,951	325,334,268
2.00%, 11/01/51	489,243	409,007,322
2.00%, 12/01/51	672,830	561,436,940
2.00%, 01/01/52	272,176	226,842,536
2.00%, 02/01/52	547,888	456,496,995
2.00%, 03/01/52	243,461	203,123,817
2.00%, 04/01/52	233,545	194,915,048
2.00%, 05/01/52	119,129	99,590,027
2.00%, 06/01/52	141,781	118,216,296
2.00%, 07/01/52	9,606	8,002,835
2.00%, 08/01/52	5,860	4,877,920
2.00%, 10/01/52	79,260	66,044,401
2.00%, 07/01/53	13,157	10,983,931
2.00%, 12/01/53	73,025	60,836,981
2.00%, 03/12/56(c)	9,071	7,512,909
2.50%, 11/01/26	1	823
2.50%, 03/01/27	54	53,722
2.50%, 05/01/27	285	282,411
2.50%, 07/01/27	4	4,219
2.50%, 09/01/27	110	108,508
2.50%, 10/01/27	378	373,722
2.50%, 11/01/27	211	208,246
2.50%, 12/01/27	80	78,623
2.50%, 01/01/28	686	676,708
2.50%, 02/01/28	263	259,775
2.50%, 03/01/28	728	718,361
2.50%, 04/01/28	525	517,469
2.50%, 05/01/28	205	200,794
2.50%, 06/01/28	475	468,538
2.50%, 07/01/28	117	115,017
2.50%, 08/01/28	132	129,605
2.50%, 09/01/28	746	734,353
2.50%, 10/01/28	80	78,589
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/28	$27	$26,941
2.50%, 05/01/29	5	5,016
2.50%, 06/01/29	55	54,673
2.50%, 09/01/29	88	87,002
2.50%, 11/01/29	5	4,500
2.50%, 12/01/29	281	276,832
2.50%, 01/01/30	812	795,989
2.50%, 02/01/30	1,524	1,493,073
2.50%, 03/01/30	3	3,217
2.50%, 04/01/30	585	572,942
2.50%, 05/01/30	5,426	5,312,882
2.50%, 06/01/30	12,236	11,975,255
2.50%, 07/01/30	4,343	4,250,158
2.50%, 08/01/30	1,725	1,692,688
2.50%, 09/01/30	499	488,813
2.50%, 10/01/30	818	799,460
2.50%, 11/01/30	187	182,858
2.50%, 12/01/30	424	413,809
2.50%, 01/01/31	21	19,781
2.50%, 02/01/31	551	539,138
2.50%, 03/01/31	953	933,466
2.50%, 04/01/31	1,114	1,087,331
2.50%, 05/01/31	1,530	1,491,106
2.50%, 06/01/31	347	339,204
2.50%, 07/01/31	1,227	1,195,586
2.50%, 08/01/31	907	882,720
2.50%, 09/01/31	1,214	1,180,770
2.50%, 10/01/31	4,762	4,649,480
2.50%, 11/01/31	4,380	4,267,761
2.50%, 12/01/31	2,085	2,028,802
2.50%, 01/01/32	6,040	5,876,340
2.50%, 02/01/32	5,998	5,836,851
2.50%, 03/01/32	3,136	3,046,976
2.50%, 04/01/32	5,870	5,715,072
2.50%, 05/01/32	7,464	7,266,939
2.50%, 06/01/32	726	706,312
2.50%, 07/01/32	4,655	4,536,426
2.50%, 08/01/32	5	4,704
2.50%, 09/01/32	485	469,715
2.50%, 10/01/32	1,337	1,293,699
2.50%, 11/01/32	909	879,192
2.50%, 12/01/32	1,536	1,485,297
2.50%, 01/01/33	9,507	9,282,049
2.50%, 02/01/33	566	553,747
2.50%, 04/01/33	300	290,077
2.50%, 07/01/33	2,416	2,353,477
2.50%, 06/01/34	220	212,005
2.50%, 07/01/34	61	58,670
2.50%, 08/01/34	123	118,319
2.50%, 09/01/34	3,519	3,379,785
2.50%, 10/01/34	4,063	3,905,788
2.50%, 11/01/34	9,237	8,865,826
2.50%, 12/01/34	3,062	2,932,248
2.50%, 01/01/35	5,986	5,751,025
2.50%, 02/01/35	7,251	7,025,182
2.50%, 03/01/35	12,176	11,699,069
2.50%, 04/01/35	22,163	21,269,035
2.50%, 05/01/35	11,046	10,612,240
2.50%, 06/01/35	15,371	14,752,497
2.50%, 07/01/35	24,537	23,575,525
2.50%, 08/01/35	18,096	17,363,142
119
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 09/01/35	$21,137	$20,289,646
2.50%, 10/01/35	16,519	15,850,646
2.50%, 11/01/35	4,178	4,005,791
2.50%, 12/01/35	40,968	39,246,854
2.50%, 01/01/36	2,436	2,335,434
2.50%, 02/01/36	6,411	6,143,248
2.50%, 03/01/36	5,023	4,813,231
2.50%, 04/01/36	2,485	2,378,626
2.50%, 05/01/36	2,570	2,453,644
2.50%, 06/01/36	14,231	13,617,972
2.50%, 07/01/36	2,487	2,378,535
2.50%, 08/01/36	27,370	26,147,189
2.50%, 09/01/36	1,044	997,017
2.50%, 11/01/36	35,433	33,834,704
2.50%, 12/01/36	11,826	11,307,755
2.50%, 01/01/37	4,341	4,148,882
2.50%, 02/01/37	32,262	30,825,268
2.50%, 03/01/37	117,705	112,310,498
2.50%, 04/01/37	50,450	48,101,264
2.50%, 05/01/37	47,405	45,179,719
2.50%, 06/01/37	24,921	23,787,741
2.50%, 07/01/37	13,810	13,158,406
2.50%, 08/01/37	7,824	7,455,349
2.50%, 09/01/37	3,390	3,230,113
2.50%, 11/01/37	666	634,983
2.50%, 02/01/38	2,602	2,483,584
2.50%, 03/17/41(c)	13,791	13,146,924
2.50%, 10/01/42	284	259,767
2.50%, 11/01/42	165	151,236
2.50%, 12/01/42	26	23,513
2.50%, 01/01/43	642	587,711
2.50%, 02/01/43	1,658	1,517,525
2.50%, 03/01/43	732	670,978
2.50%, 04/01/43	3,454	3,164,135
2.50%, 05/01/43	352	322,166
2.50%, 06/01/43	2,004	1,836,423
2.50%, 07/01/43	254	232,414
2.50%, 08/01/43	269	246,605
2.50%, 04/01/45	195	174,276
2.50%, 05/01/45	222	198,932
2.50%, 07/01/45	34	30,576
2.50%, 03/01/46	1,409	1,260,368
2.50%, 05/01/46	87	78,167
2.50%, 06/01/46	254	227,219
2.50%, 07/01/46	128	114,451
2.50%, 08/01/46	366	328,340
2.50%, 09/01/46	172	153,378
2.50%, 10/01/46	121	108,673
2.50%, 11/01/46	5	4,509
2.50%, 12/01/46	3,596	3,217,345
2.50%, 01/01/47	992	865,378
2.50%, 02/01/47	38,329	33,434,004
2.50%, 04/01/47	2,743	2,454,717
2.50%, 12/01/47	11,904	10,671,362
2.50%, 04/01/48	3,657	3,272,884
2.50%, 07/01/49	5,235	4,683,088
2.50%, 09/01/49	107	94,014
2.50%, 10/01/49	25	22,235
2.50%, 11/01/49	4,611	4,052,311
2.50%, 12/01/49	1,739	1,528,227
2.50%, 01/01/50	1,508	1,325,303
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/01/50	$27,007	$23,734,302
2.50%, 04/01/50	2,087	1,853,069
2.50%, 05/01/50	50,967	44,786,092
2.50%, 06/01/50	47,598	41,750,743
2.50%, 07/01/50	56,475	49,666,613
2.50%, 08/01/50	109,750	96,961,019
2.50%, 09/01/50	209,073	184,402,119
2.50%, 10/01/50	273,689	240,326,050
2.50%, 11/01/50	333,641	293,051,737
2.50%, 12/01/50	97,131	84,984,783
2.50%, 01/01/51	167,009	146,158,181
2.50%, 02/01/51	62,507	54,877,138
2.50%, 03/01/51	41,538	36,085,263
2.50%, 04/01/51	22,917	20,131,262
2.50%, 05/01/51	202,474	177,385,000
2.50%, 06/01/51	45,550	40,098,093
2.50%, 07/01/51	279,680	244,892,752
2.50%, 08/01/51	211,786	185,901,102
2.50%, 09/01/51	225,454	197,439,436
2.50%, 10/01/51	223,619	195,497,946
2.50%, 11/01/51	146,803	128,777,033
2.50%, 12/01/51	342,212	299,175,756
2.50%, 01/01/52	320,493	279,961,520
2.50%, 02/01/52	183,224	160,110,309
2.50%, 03/01/52	185,120	161,753,392
2.50%, 04/01/52	325,762	284,845,700
2.50%, 05/01/52	136,778	120,187,476
2.50%, 07/01/52	97,429	84,985,345
2.50%, 08/01/52	89,334	77,789,632
2.50%, 09/01/52	117,054	102,328,507
2.50%, 07/01/53	81,574	71,106,133
2.50%, 10/01/53	5,824	5,076,496
2.50%, 01/01/54	37,209	32,469,246
2.50%, 03/12/56(c)	13,040	11,296,448
3.00%, 07/01/26	0 (a)	155
3.00%, 09/01/26	2	2,553
3.00%, 10/01/26	0 (a)	464
3.00%, 11/01/26	72	70,849
3.00%, 12/01/26	138	136,227
3.00%, 01/01/27	153	152,493
3.00%, 02/01/27	5	5,117
3.00%, 03/01/27	15	14,633
3.00%, 04/01/27	9	8,230
3.00%, 05/01/27	22	22,127
3.00%, 06/01/27	94	93,213
3.00%, 07/01/27	205	203,193
3.00%, 08/01/27	345	342,547
3.00%, 09/01/27	0 (a)	364
3.00%, 10/01/27	72	71,065
3.00%, 11/01/27	614	608,434
3.00%, 01/01/28	190	187,741
3.00%, 03/01/28	33	32,053
3.00%, 04/01/28	133	132,061
3.00%, 05/01/28	65	63,987
3.00%, 08/01/28	492	486,202
3.00%, 09/01/28	64	62,782
3.00%, 11/01/28	525	517,821
3.00%, 12/01/28	158	157,284
3.00%, 01/01/29	209	206,720
3.00%, 02/01/29	110	109,134
3.00%, 03/01/29	148	145,668
Schedule of Investments
120

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/29	$1,186	$1,172,920
3.00%, 05/01/29	402	397,392
3.00%, 06/01/29	218	215,749
3.00%, 07/01/29	230	227,732
3.00%, 08/01/29	401	395,816
3.00%, 09/01/29	124	122,051
3.00%, 10/01/29	1,000	988,712
3.00%, 11/01/29	1,535	1,516,892
3.00%, 12/01/29	94	93,104
3.00%, 01/01/30	199	197,214
3.00%, 02/01/30	803	793,942
3.00%, 03/01/30	6,427	6,355,371
3.00%, 04/01/30	3,078	3,036,660
3.00%, 05/01/30	1,803	1,779,464
3.00%, 06/01/30	612	604,573
3.00%, 07/01/30	1,862	1,838,125
3.00%, 08/01/30	194	191,757
3.00%, 09/01/30	965	951,835
3.00%, 10/01/30	977	964,419
3.00%, 11/01/30	614	604,576
3.00%, 01/01/31	1,669	1,648,206
3.00%, 02/01/31	2,084	2,055,911
3.00%, 03/01/31	4,152	4,090,874
3.00%, 04/01/31	525	518,273
3.00%, 05/01/31	4,023	3,965,040
3.00%, 06/01/31	2,440	2,404,353
3.00%, 07/01/31	352	345,866
3.00%, 08/01/31	54	53,538
3.00%, 09/01/31	3,171	3,122,956
3.00%, 11/01/31	193	189,608
3.00%, 12/01/31	1,280	1,261,729
3.00%, 01/01/32	3,100	3,049,143
3.00%, 02/01/32	4,845	4,766,042
3.00%, 03/01/32	1,644	1,615,246
3.00%, 04/01/32	1,626	1,595,052
3.00%, 05/01/32	526	518,262
3.00%, 06/01/32	3,032	2,982,576
3.00%, 07/01/32	330	323,445
3.00%, 08/01/32	1,505	1,476,664
3.00%, 09/01/32	3,593	3,538,791
3.00%, 10/01/32	372	364,805
3.00%, 11/01/32	1,819	1,783,912
3.00%, 12/01/32	7,591	7,448,422
3.00%, 01/01/33	1,002	981,099
3.00%, 02/01/33	1,565	1,533,660
3.00%, 03/01/33	617	603,385
3.00%, 04/01/33	245	240,296
3.00%, 05/01/33	1,233	1,203,837
3.00%, 06/01/33	243	236,196
3.00%, 07/01/33	5,744	5,607,012
3.00%, 09/01/33	612	602,574
3.00%, 10/01/33	3,157	3,087,144
3.00%, 11/01/33	62	60,631
3.00%, 02/01/34	2,586	2,542,936
3.00%, 05/01/34	265	258,176
3.00%, 06/01/34	1,576	1,537,709
3.00%, 07/01/34	5,600	5,464,721
3.00%, 08/01/34	2,663	2,596,644
3.00%, 09/01/34	9,087	8,859,188
3.00%, 10/01/34	1,680	1,636,150
3.00%, 11/01/34	4,513	4,396,105
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$874	$851,206
3.00%, 01/01/35	3,180	3,094,344
3.00%, 02/01/35	7,269	7,069,684
3.00%, 03/01/35	12,154	11,843,279
3.00%, 04/01/35	7,962	7,763,662
3.00%, 05/01/35	16,533	16,100,646
3.00%, 06/01/35	2,238	2,183,652
3.00%, 07/01/35	10,501	10,235,752
3.00%, 08/01/35	392	382,044
3.00%, 09/01/35	245	238,358
3.00%, 10/01/35	3,745	3,649,586
3.00%, 12/01/35	7,974	7,800,570
3.00%, 01/01/36	1,498	1,460,207
3.00%, 04/01/36	671	649,838
3.00%, 05/01/36	1,071	1,038,601
3.00%, 06/01/36	1,230	1,198,444
3.00%, 07/01/36	462	449,659
3.00%, 12/01/36	1,597	1,547,973
3.00%, 01/01/37	5,082	4,911,734
3.00%, 02/01/37	4,087	3,940,966
3.00%, 03/01/37	63,949	62,205,364
3.00%, 04/01/37	10,190	9,868,117
3.00%, 05/01/37	17,615	17,136,246
3.00%, 06/01/37	22,426	21,818,327
3.00%, 07/01/37	4,798	4,665,790
3.00%, 10/01/37	1,499	1,451,792
3.00%, 11/01/37	20,719	20,063,930
3.00%, 07/01/38	4,817	4,664,541
3.00%, 03/17/41(c)	18,445	17,856,723
3.00%, 05/01/41	532	492,342
3.00%, 04/01/42	18	16,460
3.00%, 08/01/42	724	681,479
3.00%, 09/01/42	2,414	2,272,099
3.00%, 10/01/42	2,832	2,664,391
3.00%, 11/01/42	13,051	12,280,607
3.00%, 12/01/42	22,021	20,724,866
3.00%, 01/01/43	11,504	10,824,795
3.00%, 02/01/43	4,849	4,566,683
3.00%, 03/01/43	8,086	7,559,594
3.00%, 04/01/43	8,403	7,894,727
3.00%, 05/01/43	8,062	7,561,197
3.00%, 06/01/43	3,426	3,214,066
3.00%, 07/01/43	2,629	2,465,674
3.00%, 08/01/43	8,380	7,855,572
3.00%, 09/01/43	13,455	12,617,528
3.00%, 10/01/43	441	413,087
3.00%, 11/01/43	39	36,593
3.00%, 12/01/43	466	435,969
3.00%, 01/01/44	10,203	9,564,437
3.00%, 02/01/44	9,652	9,063,398
3.00%, 07/01/44	34,254	32,111,067
3.00%, 10/01/44	23,925	22,428,262
3.00%, 11/01/44	14,096	13,214,818
3.00%, 12/01/44	108	101,081
3.00%, 01/01/45	3,095	2,901,725
3.00%, 02/01/45	2,526	2,352,879
3.00%, 03/01/45	671	621,334
3.00%, 04/01/45	1,877	1,754,278
3.00%, 05/01/45	12,051	11,245,847
3.00%, 06/01/45	17	15,923
3.00%, 07/01/45	4,133	3,873,456
121
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/45	$4,979	$4,662,367
3.00%, 09/01/45	652	606,374
3.00%, 10/01/45	336	314,237
3.00%, 12/01/45	582	541,749
3.00%, 01/01/46	3,039	2,824,897
3.00%, 02/01/46	1,188	1,104,632
3.00%, 03/01/46	486	451,958
3.00%, 04/01/46	2,307	2,141,881
3.00%, 05/01/46	2,432	2,243,608
3.00%, 06/01/46	16,254	15,191,230
3.00%, 07/01/46	51,153	47,562,731
3.00%, 08/01/46	18,512	17,231,115
3.00%, 09/01/46	11,470	10,654,033
3.00%, 10/01/46	33,068	30,673,203
3.00%, 11/01/46	44,580	41,345,291
3.00%, 12/01/46	69,587	64,500,641
3.00%, 01/01/47	38,685	35,916,171
3.00%, 02/01/47	70,576	65,859,083
3.00%, 03/01/47	14,140	13,124,532
3.00%, 04/01/47	21,603	19,914,641
3.00%, 05/01/47	706	652,452
3.00%, 07/01/47	12,552	11,624,375
3.00%, 08/01/47	836	773,948
3.00%, 09/01/47	322	297,825
3.00%, 10/01/47	264	246,529
3.00%, 11/01/47	142	131,774
3.00%, 12/01/47	25,961	24,133,026
3.00%, 01/01/48	28,500	26,310,346
3.00%, 03/01/48	27,998	26,088,829
3.00%, 04/01/48	7,961	7,462,846
3.00%, 05/01/48	206	190,031
3.00%, 07/01/48	2,088	1,933,564
3.00%, 08/01/48	8,456	7,829,040
3.00%, 09/01/48	31,866	29,711,287
3.00%, 11/01/48	29,072	26,900,587
3.00%, 01/01/49	42,039	38,933,968
3.00%, 02/01/49	1,794	1,660,836
3.00%, 04/01/49	3,140	2,896,363
3.00%, 05/01/49	9,058	8,356,706
3.00%, 06/01/49	1,654	1,517,467
3.00%, 07/01/49	1,676	1,528,793
3.00%, 08/01/49	14,461	13,286,612
3.00%, 09/01/49	14,925	13,634,755
3.00%, 10/01/49	27,244	24,904,141
3.00%, 11/01/49	21,777	19,965,207
3.00%, 12/01/49	20,207	18,545,168
3.00%, 01/01/50	90,397	82,761,481
3.00%, 02/01/50	58,573	53,869,807
3.00%, 03/01/50	87,488	80,422,598
3.00%, 04/01/50	16,503	15,179,126
3.00%, 05/01/50	14,335	13,198,221
3.00%, 06/01/50	39,839	36,560,279
3.00%, 07/01/50	134,962	124,576,083
3.00%, 08/01/50	111,895	102,476,787
3.00%, 09/01/50	20,690	18,946,199
3.00%, 10/01/50	64,590	59,309,771
3.00%, 11/01/50	39,949	36,793,897
3.00%, 12/01/50	5,378	4,902,209
3.00%, 01/01/51	12,954	11,928,371
3.00%, 02/01/51	100,138	90,865,650
3.00%, 03/01/51	30,424	27,774,053
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/51	$46,723	$42,460,646
3.00%, 05/01/51	24,017	22,103,959
3.00%, 06/01/51	29,127	26,704,910
3.00%, 07/01/51	54,933	50,176,665
3.00%, 08/01/51	47,442	43,667,727
3.00%, 09/01/51	19,650	18,047,648
3.00%, 10/01/51	9,076	8,275,917
3.00%, 11/01/51	47,325	43,378,337
3.00%, 12/01/51	33,827	30,868,021
3.00%, 01/01/52	16,539	15,060,472
3.00%, 02/01/52	22,237	20,270,880
3.00%, 03/01/52	65,210	59,469,316
3.00%, 04/01/52	50,846	46,532,096
3.00%, 05/01/52	160,306	147,063,555
3.00%, 06/01/52	22,984	20,969,692
3.00%, 07/01/52	18,839	17,181,165
3.00%, 08/01/52	64,835	58,923,984
3.50%, 03/01/26	0 (a)	72
3.50%, 04/01/26	3	3,124
3.50%, 05/01/26	1	1,036
3.50%, 06/01/26	0 (a)	686
3.50%, 07/01/26	0 (a)	230
3.50%, 08/01/26	4	4,273
3.50%, 09/01/26	224	223,213
3.50%, 10/01/26	7	6,086
3.50%, 12/01/26	2	2,361
3.50%, 01/01/27	31	31,171
3.50%, 02/01/27	1	981
3.50%, 03/01/27	44	43,736
3.50%, 04/01/27	39	39,125
3.50%, 07/01/27	8	7,844
3.50%, 01/01/28	50	49,668
3.50%, 07/01/28	14	13,887
3.50%, 08/01/28	129	128,425
3.50%, 10/01/28	119	117,833
3.50%, 11/01/28	13	12,953
3.50%, 12/01/28	35	35,033
3.50%, 01/01/29	399	395,914
3.50%, 03/01/29	114	112,807
3.50%, 05/01/29	18	17,708
3.50%, 07/01/29	2	1,521
3.50%, 08/01/29	7	6,700
3.50%, 09/01/29	67	67,167
3.50%, 10/01/29	7	6,598
3.50%, 11/01/29	520	518,039
3.50%, 12/01/29	360	358,029
3.50%, 04/01/30	81	80,898
3.50%, 06/01/30	163	162,617
3.50%, 08/01/30	92	91,478
3.50%, 11/01/30	133	132,126
3.50%, 02/01/31	14	13,791
3.50%, 03/01/31	676	671,298
3.50%, 04/01/31	159	157,854
3.50%, 05/01/31	92	91,803
3.50%, 06/01/31	2,179	2,167,713
3.50%, 07/01/31	736	732,117
3.50%, 08/01/31	506	503,441
3.50%, 09/01/31	42	41,604
3.50%, 11/01/31	3	2,927
3.50%, 12/01/31	406	403,741
3.50%, 01/01/32	1,951	1,937,879
Schedule of Investments
122

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/32	$436	$432,690
3.50%, 03/01/32	201	199,592
3.50%, 04/01/32	896	888,794
3.50%, 05/01/32	2,141	2,123,003
3.50%, 06/01/32	1,818	1,802,429
3.50%, 07/01/32	1,361	1,348,487
3.50%, 08/01/32	538	532,937
3.50%, 09/01/32	196	194,998
3.50%, 11/01/32	2,014	1,999,887
3.50%, 12/01/32	1,006	997,262
3.50%, 01/01/33	367	364,195
3.50%, 02/01/33	1,047	1,037,214
3.50%, 03/01/33	5,299	5,244,441
3.50%, 04/01/33	1,183	1,170,835
3.50%, 05/01/33	1,449	1,434,611
3.50%, 09/01/33	850	841,696
3.50%, 10/01/33	176	173,816
3.50%, 11/01/33	220	217,133
3.50%, 12/01/33	268	265,464
3.50%, 01/01/34	1,561	1,543,474
3.50%, 02/01/34	696	687,421
3.50%, 03/01/34	2,290	2,258,044
3.50%, 04/01/34	5,862	5,785,730
3.50%, 05/01/34	3,805	3,749,762
3.50%, 06/01/34	1,407	1,387,021
3.50%, 07/01/34	2,287	2,258,491
3.50%, 08/01/34	520	511,671
3.50%, 09/01/34	257	252,634
3.50%, 10/01/34	1,148	1,131,574
3.50%, 11/01/34	4,933	4,863,637
3.50%, 12/01/34	4,671	4,603,636
3.50%, 01/01/35	198	195,446
3.50%, 02/01/35	2,027	1,997,828
3.50%, 03/01/35	2,509	2,466,660
3.50%, 04/01/35	591	581,795
3.50%, 05/01/35	3,413	3,366,015
3.50%, 06/01/35	5,337	5,268,549
3.50%, 07/01/35	1,804	1,775,763
3.50%, 10/01/35	546	537,895
3.50%, 11/01/35	1,674	1,649,032
3.50%, 12/01/35	1,208	1,189,506
3.50%, 02/01/36	2,705	2,663,686
3.50%, 05/01/37	281	276,379
3.50%, 06/01/37	3,473	3,422,497
3.50%, 07/01/37	14,316	14,064,928
3.50%, 08/01/37	4,958	4,874,371
3.50%, 10/01/37	3,595	3,531,412
3.50%, 12/01/37	1,239	1,217,646
3.50%, 01/01/38	2,112	2,069,015
3.50%, 02/01/38	1,237	1,212,464
3.50%, 07/01/38	17,537	17,228,184
3.50%, 10/01/40	12	11,518
3.50%, 11/01/40	193	188,477
3.50%, 12/01/40	425	414,959
3.50%, 01/01/41	32	30,876
3.50%, 02/01/41	11	10,119
3.50%, 03/01/41	26	25,450
3.50%, 03/17/41(c)	15,548	15,204,650
3.50%, 06/01/41	16	15,742
3.50%, 10/01/41	7	7,199
3.50%, 11/01/41	126	122,684
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/01/41	$122	$118,163
3.50%, 01/01/42	705	685,234
3.50%, 02/01/42	665	646,511
3.50%, 03/01/42	9,233	8,931,087
3.50%, 04/01/42	253	245,401
3.50%, 05/01/42	1,904	1,850,343
3.50%, 06/01/42	152	146,581
3.50%, 07/01/42	1,489	1,440,876
3.50%, 08/01/42	10,537	10,201,425
3.50%, 09/01/42	3,105	3,008,711
3.50%, 10/01/42	8,948	8,655,325
3.50%, 11/01/42	1,232	1,194,679
3.50%, 12/01/42	7,964	7,711,782
3.50%, 01/01/43	598	581,321
3.50%, 03/01/43	3,747	3,626,849
3.50%, 04/01/43	457	445,183
3.50%, 05/01/43	1,227	1,189,642
3.50%, 06/01/43	6,104	5,910,854
3.50%, 07/01/43	10,871	10,599,186
3.50%, 08/01/43	186	180,985
3.50%, 09/01/43	176	170,694
3.50%, 10/01/43	1,517	1,477,307
3.50%, 11/01/43	177	171,258
3.50%, 12/01/43	134	130,066
3.50%, 01/01/44	227	219,542
3.50%, 02/01/44	277	268,105
3.50%, 04/01/44	5,527	5,381,152
3.50%, 05/01/44	1,530	1,489,468
3.50%, 06/01/44	529	513,994
3.50%, 09/01/44	903	877,549
3.50%, 10/01/44	3,619	3,478,849
3.50%, 11/01/44	11,306	10,887,610
3.50%, 12/01/44	752	720,302
3.50%, 01/01/45	11,075	10,769,828
3.50%, 02/01/45	8,481	8,205,845
3.50%, 03/01/45	1,564	1,493,763
3.50%, 04/01/45	1,530	1,480,241
3.50%, 05/01/45	698	668,671
3.50%, 06/01/45	4,148	4,012,014
3.50%, 07/01/45	6,722	6,500,996
3.50%, 08/01/45	15,898	15,346,717
3.50%, 09/01/45	14,143	13,730,972
3.50%, 10/01/45	3,643	3,525,569
3.50%, 11/01/45	6,480	6,253,637
3.50%, 12/01/45	5,371	5,147,437
3.50%, 01/01/46	15,503	14,993,591
3.50%, 02/01/46	25,217	24,166,316
3.50%, 03/01/46	7,355	7,057,549
3.50%, 04/01/46	10,978	10,610,225
3.50%, 05/01/46	3,568	3,414,346
3.50%, 06/01/46	6,936	6,660,368
3.50%, 07/01/46	81,269	78,738,336
3.50%, 08/01/46	2,634	2,531,626
3.50%, 09/01/46	7,517	7,175,423
3.50%, 10/01/46	13,053	12,548,462
3.50%, 11/01/46	14,621	14,018,584
3.50%, 12/01/46	39,049	37,601,318
3.50%, 01/01/47	25,423	24,423,851
3.50%, 02/01/47	15,505	14,853,533
3.50%, 03/01/47	1,732	1,671,827
3.50%, 04/01/47	6,150	5,892,374
123
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/47	$15,972	$15,364,639
3.50%, 06/01/47	3,935	3,780,651
3.50%, 07/01/47	53,276	51,328,103
3.50%, 08/01/47	19,013	18,303,346
3.50%, 09/01/47	26,565	25,494,890
3.50%, 10/01/47	7,580	7,264,201
3.50%, 11/01/47	17,425	16,674,574
3.50%, 12/01/47	27,628	26,493,531
3.50%, 01/01/48	37,797	36,135,678
3.50%, 02/01/48	24,319	23,278,126
3.50%, 03/01/48	21,183	20,357,322
3.50%, 04/01/48	7,981	7,631,268
3.50%, 05/01/48	41,657	40,324,954
3.50%, 06/01/48	5,317	5,089,467
3.50%, 07/01/48	13,103	12,547,313
3.50%, 09/01/48	873	828,528
3.50%, 10/01/48	758	724,096
3.50%, 11/01/48	25,466	24,451,448
3.50%, 01/01/49	4,364	4,173,120
3.50%, 02/01/49	3,537	3,369,025
3.50%, 03/01/49	2,605	2,474,722
3.50%, 04/01/49	5,375	5,096,163
3.50%, 05/01/49	28,019	26,744,057
3.50%, 06/01/49	68,484	65,552,121
3.50%, 07/01/49	58,097	55,421,634
3.50%, 08/01/49	15,645	14,797,768
3.50%, 09/01/49	1,065	1,013,106
3.50%, 11/01/49	9,828	9,405,170
3.50%, 12/01/49	17,977	17,131,353
3.50%, 01/01/50	6,720	6,419,111
3.50%, 02/01/50	6,883	6,569,594
3.50%, 03/01/50	8,828	8,434,772
3.50%, 04/01/50	16,209	15,453,221
3.50%, 05/01/50	3,691	3,540,652
3.50%, 06/01/50	24,768	23,707,508
3.50%, 07/01/50	3,273	3,136,812
3.50%, 08/01/50	42,662	40,801,001
3.50%, 09/01/50	34,336	32,677,233
3.50%, 10/01/50	1,696	1,624,567
3.50%, 11/01/50	10,971	10,422,316
3.50%, 12/01/50	33,215	31,811,075
3.50%, 01/01/51	57,425	54,761,466
3.50%, 02/01/51	762	721,666
3.50%, 03/01/51	3,837	3,660,830
3.50%, 05/01/51	10,120	9,608,956
3.50%, 06/01/51	8,490	8,006,359
3.50%, 07/01/51	1,078	1,020,993
3.50%, 08/01/51	6,069	5,750,270
3.50%, 09/01/51	4,324	4,101,106
3.50%, 10/01/51	52,904	50,474,872
3.50%, 12/01/51	14,519	13,748,090
3.50%, 01/01/52	32,676	31,058,771
3.50%, 02/01/52	33,949	32,111,422
3.50%, 03/01/52	13,793	13,032,955
3.50%, 04/01/52	41,840	39,781,453
3.50%, 05/01/52	38,566	36,504,476
3.50%, 06/01/52	118,474	112,509,452
3.50%, 07/01/52	6,950	6,581,948
3.50%, 08/01/52	81,806	77,562,500
3.50%, 09/01/52	52,475	49,851,846
3.50%, 12/01/52	47,495	44,865,383
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/53	$11,769	$11,196,397
3.50%, 04/01/53	8,478	8,065,554
3.50%, 08/01/53	31,901	30,381,051
4.00%, 03/01/26	0 (a)	111
4.00%, 05/01/26	0 (a)	291
4.00%, 06/01/26	53	52,862
4.00%, 07/01/26	2	1,878
4.00%, 08/01/26	1	560
4.00%, 09/01/26	49	48,427
4.00%, 03/01/27	40	40,222
4.00%, 08/01/27	0 (a)	132
4.00%, 02/01/29	2	1,538
4.00%, 12/01/30	312	311,978
4.00%, 01/01/31	200	200,028
4.00%, 02/01/31	137	136,851
4.00%, 03/01/31	5	4,632
4.00%, 10/01/31	483	483,401
4.00%, 02/01/32	1,281	1,282,784
4.00%, 04/01/32	3	2,960
4.00%, 05/01/32	609	610,998
4.00%, 06/01/32	3	3,250
4.00%, 07/01/32	154	154,339
4.00%, 10/01/32	8	8,356
4.00%, 05/01/33	59	58,622
4.00%, 07/01/33	421	421,595
4.00%, 08/01/33	638	638,808
4.00%, 09/01/33	993	995,231
4.00%, 10/01/33	563	563,283
4.00%, 11/01/33	34	34,093
4.00%, 12/01/33	15	14,945
4.00%, 01/01/34	179	178,961
4.00%, 03/01/34	398	398,967
4.00%, 04/01/34	322	322,154
4.00%, 05/01/34	348	348,603
4.00%, 06/01/34	880	881,363
4.00%, 07/01/34	765	766,453
4.00%, 08/01/34	437	437,341
4.00%, 09/01/34	2,765	2,768,868
4.00%, 10/01/34	650	650,594
4.00%, 08/01/35	976	973,922
4.00%, 11/01/35	2,177	2,179,784
4.00%, 01/01/36	10	10,155
4.00%, 07/01/37	2,003	1,995,564
4.00%, 08/01/37	5,531	5,514,278
4.00%, 09/01/37	7,442	7,418,189
4.00%, 10/01/37	12,546	12,532,195
4.00%, 11/01/37	8,124	8,099,160
4.00%, 01/01/38	1,745	1,739,809
4.00%, 02/01/38	1,443	1,438,783
4.00%, 03/01/38	3,360	3,346,732
4.00%, 04/01/38	990	984,638
4.00%, 05/01/38	2,318	2,306,752
4.00%, 06/01/38	1,334	1,328,358
4.00%, 07/01/38	4,646	4,623,712
4.00%, 10/01/38	1,004	999,424
4.00%, 11/01/38	783	779,489
4.00%, 03/01/39	10	10,456
4.00%, 04/01/39	23	22,077
4.00%, 05/01/39	316	314,119
4.00%, 07/01/39	12	12,207
4.00%, 08/01/39	203	201,316
Schedule of Investments
124

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/39	$18	$18,020
4.00%, 10/01/39	382	379,971
4.00%, 11/01/39	36,697	36,440,347
4.00%, 12/01/39	45,389	45,070,600
4.00%, 02/01/40	12,703	12,613,426
4.00%, 03/15/40(c)	40,300	39,951,936
4.00%, 05/01/40	6,627	6,568,598
4.00%, 07/01/40	28	27,804
4.00%, 08/01/40	2,134	2,119,951
4.00%, 09/01/40	621	618,128
4.00%, 10/01/40	268	265,906
4.00%, 11/01/40	3,795	3,775,513
4.00%, 12/01/40	1,432	1,424,851
4.00%, 01/01/41	7,046	7,009,846
4.00%, 02/01/41	657	654,278
4.00%, 03/01/41	538	537,775
4.00%, 04/01/41	27	26,940
4.00%, 05/01/41	856	855,178
4.00%, 08/01/41	1	1,196
4.00%, 09/01/41	1,603	1,603,989
4.00%, 10/01/41	2,019	2,018,974
4.00%, 11/01/41	98	97,545
4.00%, 12/01/41	604	603,856
4.00%, 01/01/42	840	839,801
4.00%, 02/01/42	142	142,249
4.00%, 03/01/42	3,890	3,865,646
4.00%, 05/01/42	677	673,359
4.00%, 06/01/42	26	26,127
4.00%, 07/01/42	289	286,786
4.00%, 08/01/42	2	1,896
4.00%, 09/01/42	4	3,754
4.00%, 12/01/42	53	52,572
4.00%, 01/01/43	1,315	1,306,479
4.00%, 08/01/43	14	13,885
4.00%, 09/01/43	880	874,846
4.00%, 10/01/43	117	117,623
4.00%, 11/01/43	229	227,223
4.00%, 12/01/43	4	3,792
4.00%, 01/01/44	664	659,148
4.00%, 02/01/44	8	7,736
4.00%, 03/01/44	799	793,061
4.00%, 04/01/44	779	772,508
4.00%, 05/01/44	7,042	7,019,998
4.00%, 06/01/44	1,992	1,990,283
4.00%, 07/01/44	5,619	5,573,345
4.00%, 08/01/44	154	151,784
4.00%, 09/01/44	118	116,357
4.00%, 10/01/44	9,932	9,838,537
4.00%, 11/01/44	3,672	3,635,420
4.00%, 12/01/44	1,972	1,946,726
4.00%, 01/01/45	6,921	6,874,308
4.00%, 02/01/45	5,564	5,522,393
4.00%, 03/01/45	9,242	9,205,264
4.00%, 04/01/45	714	704,178
4.00%, 06/01/45	5,067	5,025,082
4.00%, 07/01/45	9,786	9,690,810
4.00%, 08/01/45	234	230,448
4.00%, 09/01/45	10,258	10,118,336
4.00%, 10/01/45	2,404	2,376,487
4.00%, 11/01/45	5,700	5,627,558
4.00%, 12/01/45	625	616,115
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/46	$1,610	$1,590,246
4.00%, 02/01/46	2,971	2,938,134
4.00%, 03/01/46	7,828	7,737,610
4.00%, 04/01/46	4,639	4,571,772
4.00%, 05/01/46	6,490	6,398,386
4.00%, 06/01/46	11,036	10,924,578
4.00%, 07/01/46	1,114	1,099,409
4.00%, 08/01/46	6,162	6,082,378
4.00%, 09/01/46	10,382	10,267,805
4.00%, 10/01/46	2,149	2,133,583
4.00%, 11/01/46	14,982	14,821,252
4.00%, 01/01/47	3,278	3,234,795
4.00%, 02/01/47	2,302	2,271,591
4.00%, 03/01/47	6,364	6,282,815
4.00%, 04/01/47	20,004	19,678,443
4.00%, 05/01/47	8,168	8,051,544
4.00%, 06/01/47	36,300	35,814,342
4.00%, 07/01/47	10,472	10,321,903
4.00%, 08/01/47	18,934	18,627,387
4.00%, 09/01/47	20,943	20,625,998
4.00%, 10/01/47	21,413	21,032,640
4.00%, 11/01/47	17,520	17,270,921
4.00%, 12/01/47	6,925	6,826,805
4.00%, 01/01/48	7,150	7,028,390
4.00%, 02/01/48	30,424	29,926,513
4.00%, 03/01/48	2,331	2,294,274
4.00%, 04/01/48	13,325	13,107,955
4.00%, 05/01/48	4,816	4,726,313
4.00%, 06/01/48	2,211	2,178,046
4.00%, 07/01/48	8,408	8,278,798
4.00%, 08/01/48	3,445	3,392,145
4.00%, 09/01/48	14,078	13,823,585
4.00%, 10/01/48	20,476	20,092,057
4.00%, 11/01/48	25,353	24,893,973
4.00%, 12/01/48	8,976	8,845,804
4.00%, 01/01/49	29,111	28,698,531
4.00%, 02/01/49	4,906	4,824,765
4.00%, 03/01/49	23,960	23,513,247
4.00%, 04/01/49	26,744	26,282,068
4.00%, 05/01/49	14,221	14,022,963
4.00%, 06/01/49	30,248	29,715,641
4.00%, 07/01/49	38,705	38,241,758
4.00%, 08/01/49	532	521,618
4.00%, 09/01/49	20,364	20,045,193
4.00%, 10/01/49	23,287	23,002,634
4.00%, 11/01/49	39,258	38,453,936
4.00%, 12/01/49	16,395	16,134,757
4.00%, 01/01/50	37,408	36,807,757
4.00%, 02/01/50	1,130	1,111,160
4.00%, 03/01/50	3,103	3,045,665
4.00%, 04/01/50	7,340	7,223,907
4.00%, 05/01/50	12,407	12,165,756
4.00%, 06/01/50	1,433	1,400,557
4.00%, 07/01/50	618	608,720
4.00%, 08/01/50	9,235	9,053,681
4.00%, 11/01/50	9,701	9,568,423
4.00%, 12/01/50	6,208	6,085,468
4.00%, 01/01/51	632	619,659
4.00%, 03/01/51	709	695,207
4.00%, 05/01/51	17,964	17,635,027
4.00%, 08/01/51	18,085	17,730,566
125
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/51	$13,422	$13,207,771
4.00%, 10/01/51	6,696	6,565,191
4.00%, 11/01/51	7,758	7,604,456
4.00%, 12/01/51	1,639	1,603,038
4.00%, 02/01/52	2,357	2,299,529
4.00%, 05/01/52	29,023	28,389,335
4.00%, 06/01/52	101,736	99,596,406
4.00%, 07/01/52	24,319	23,830,101
4.00%, 08/01/52	100,546	98,161,868
4.00%, 09/01/52	12,995	12,683,448
4.00%, 10/01/52	74,582	72,834,190
4.00%, 11/01/52	25,438	24,823,750
4.00%, 12/01/52	22,000	21,408,284
4.00%, 01/01/53	2,198	2,155,232
4.00%, 02/01/53	73,917	72,557,770
4.00%, 03/01/53	18,145	17,663,885
4.00%, 04/01/53	15,123	14,772,437
4.00%, 05/01/53	49,597	48,460,556
4.00%, 09/01/53	9,830	9,628,605
4.00%, 12/01/53	22,047	21,450,777
4.50%, 04/01/26	0 (a)	23
4.50%, 10/01/26	1	1,430
4.50%, 01/01/27	4	3,587
4.50%, 11/01/28	0 (a)	158
4.50%, 08/01/31	692	699,579
4.50%, 04/01/33	253	256,353
4.50%, 07/01/33	29	29,130
4.50%, 08/01/33	19	18,171
4.50%, 09/01/33	4	4,053
4.50%, 10/01/33	9	9,257
4.50%, 11/01/33	14	14,037
4.50%, 12/01/33	183	185,423
4.50%, 01/01/34	839	853,103
4.50%, 02/01/34	238	241,628
4.50%, 04/01/34	1	1,219
4.50%, 05/01/34	4	5,007
4.50%, 06/01/34	64	65,327
4.50%, 08/01/34	722	729,823
4.50%, 09/01/34	73	73,937
4.50%, 12/01/34	1	1,092
4.50%, 01/01/35	691	700,088
4.50%, 02/01/35	0 (a)	266
4.50%, 03/01/35	1	1,163
4.50%, 05/01/35	0 (a)	141
4.50%, 08/01/35	1	666
4.50%, 09/01/35	5	4,576
4.50%, 10/01/35	1	1,134
4.50%, 12/01/35	22	21,756
4.50%, 01/01/36	0 (a)	275
4.50%, 03/01/36	1	1,207
4.50%, 07/01/37	2	2,031
4.50%, 03/01/38	2	1,987
4.50%, 04/01/38	93	94,799
4.50%, 05/01/38	3,832	3,862,554
4.50%, 06/01/38	940	949,152
4.50%, 08/01/38	13,601	13,700,198
4.50%, 09/01/38	7,602	7,715,845
4.50%, 11/01/38	2	2,140
4.50%, 01/01/39	4,136	4,165,432
4.50%, 02/01/39	505	512,831
4.50%, 03/01/39	31	32,155
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/01/39	$990	$1,003,795
4.50%, 05/01/39	1,435	1,447,148
4.50%, 06/01/39	104	104,646
4.50%, 07/01/39	116	118,120
4.50%, 08/01/39	1,686	1,709,418
4.50%, 09/01/39	49	50,994
4.50%, 10/01/39	3,648	3,701,504
4.50%, 11/01/39	21	21,470
4.50%, 12/01/39	13,185	13,249,227
4.50%, 01/01/40	1,157	1,173,140
4.50%, 02/01/40	209	212,298
4.50%, 03/01/40	176	178,964
4.50%, 04/01/40	18,427	18,509,557
4.50%, 05/01/40	107	108,544
4.50%, 06/01/40	19	19,652
4.50%, 07/01/40	37	37,131
4.50%, 08/01/40	90	90,562
4.50%, 09/01/40	10,565	10,626,745
4.50%, 10/01/40	192	194,854
4.50%, 12/01/40	13,076	13,150,347
4.50%, 01/01/41	1,483	1,504,802
4.50%, 02/01/41	283	287,604
4.50%, 03/01/41	1,518	1,539,161
4.50%, 04/01/41	10,127	10,271,379
4.50%, 05/01/41	9,220	9,351,377
4.50%, 06/01/41	3,731	3,782,744
4.50%, 07/01/41	225	229,282
4.50%, 08/01/41	2,446	2,479,216
4.50%, 09/01/41	3,770	3,822,382
4.50%, 10/01/41	71	72,387
4.50%, 11/01/41	201	203,033
4.50%, 12/01/41	1,868	1,898,147
4.50%, 01/01/42	1,945	1,971,444
4.50%, 04/01/42	76	76,354
4.50%, 07/01/42	2,035	2,063,988
4.50%, 09/01/42	1,081	1,096,651
4.50%, 10/01/42	1,324	1,344,086
4.50%, 01/01/43	104	105,014
4.50%, 09/01/43	1,774	1,804,823
4.50%, 10/01/43	545	552,854
4.50%, 11/01/43	1,581	1,596,556
4.50%, 12/01/43	959	974,038
4.50%, 01/01/44	205	207,280
4.50%, 02/01/44	378	383,274
4.50%, 03/01/44	5,255	5,331,014
4.50%, 04/01/44	7,306	7,435,058
4.50%, 05/01/44	401	405,441
4.50%, 06/01/44	1,070	1,082,741
4.50%, 07/01/44	143	143,772
4.50%, 08/01/44	763	773,528
4.50%, 09/01/44	4,604	4,651,695
4.50%, 10/01/44	150	151,117
4.50%, 11/01/44	7,420	7,529,304
4.50%, 12/01/44	5,232	5,315,756
4.50%, 01/01/45	631	640,775
4.50%, 02/01/45	6,500	6,590,635
4.50%, 03/01/45	745	754,004
4.50%, 04/01/45	4	4,235
4.50%, 08/01/45	1,625	1,647,750
4.50%, 09/01/45	267	270,330
4.50%, 10/01/45	4,021	4,087,890
Schedule of Investments
126

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/45	$316	$318,456
4.50%, 12/01/45	94	95,445
4.50%, 01/01/46	76	76,326
4.50%, 02/01/46	5,035	5,110,607
4.50%, 03/01/46	15,092	15,319,815
4.50%, 04/01/46	3,677	3,733,532
4.50%, 05/01/46	666	674,758
4.50%, 06/01/46	837	851,007
4.50%, 07/01/46	662	671,359
4.50%, 08/01/46	4,809	4,853,871
4.50%, 09/01/46	131	132,020
4.50%, 10/01/46	577	581,000
4.50%, 11/01/46	66	66,861
4.50%, 12/01/46	374	376,783
4.50%, 01/01/47	510	514,350
4.50%, 02/01/47	311	312,352
4.50%, 03/01/47	921	932,252
4.50%, 04/01/47	10,383	10,487,580
4.50%, 05/01/47	1,284	1,298,264
4.50%, 06/01/47	6,293	6,344,281
4.50%, 07/01/47	1,702	1,715,545
4.50%, 08/01/47	3,442	3,489,864
4.50%, 09/01/47	2,743	2,764,262
4.50%, 10/01/47	4,936	4,986,701
4.50%, 11/01/47	1,660	1,677,630
4.50%, 12/01/47	582	587,718
4.50%, 01/01/48	1,271	1,281,780
4.50%, 02/01/48	3,767	3,806,096
4.50%, 03/01/48	415	420,856
4.50%, 04/01/48	9,978	10,017,371
4.50%, 05/01/48	2,299	2,316,719
4.50%, 06/01/48	2,746	2,758,712
4.50%, 07/01/48	2,852	2,864,800
4.50%, 08/01/48	22,024	22,163,271
4.50%, 09/01/48	21,430	21,634,579
4.50%, 10/01/48	11,258	11,307,959
4.50%, 11/01/48	6,400	6,455,539
4.50%, 12/01/48	30,287	30,473,367
4.50%, 01/01/49	13,435	13,531,559
4.50%, 02/01/49	11,813	11,885,708
4.50%, 03/01/49	7,257	7,283,440
4.50%, 04/01/49	7,489	7,560,405
4.50%, 05/01/49	8,911	8,934,568
4.50%, 06/01/49	1,450	1,453,928
4.50%, 07/01/49	2,679	2,692,859
4.50%, 08/01/49	1,722	1,726,955
4.50%, 09/01/49	4,928	4,939,414
4.50%, 10/01/49	1,661	1,665,656
4.50%, 11/01/49	17,200	17,316,387
4.50%, 12/01/49	8,937	9,039,720
4.50%, 01/01/50	1,299	1,307,148
4.50%, 02/01/50	15,710	15,759,201
4.50%, 03/01/50	6,338	6,349,465
4.50%, 04/01/50	29,409	29,691,745
4.50%, 05/01/50	15,445	15,468,982
4.50%, 06/01/50	377	377,197
4.50%, 08/01/50	448	448,019
4.50%, 09/01/50	27,389	27,452,357
4.50%, 10/01/50	11,613	11,643,217
4.50%, 12/01/50	291	291,594
4.50%, 01/01/51	164	164,972
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/51	$9,056	$9,079,262
4.50%, 07/01/51	13,633	13,645,058
4.50%, 05/01/52	3,085	3,095,423
4.50%, 06/01/52	33,504	33,328,449
4.50%, 07/01/52	77,349	76,829,871
4.50%, 08/01/52	41,686	41,406,727
4.50%, 09/01/52	81,776	81,198,652
4.50%, 10/01/52	105,812	105,296,641
4.50%, 11/01/52	49,231	48,919,434
4.50%, 12/01/52	43,303	43,104,865
4.50%, 01/01/53	17,765	17,638,021
4.50%, 02/01/53	18,243	18,107,998
4.50%, 03/01/53	33,571	33,307,161
4.50%, 04/01/53	28,551	28,374,377
4.50%, 05/01/53	7,512	7,465,563
4.50%, 06/01/53	2,173	2,164,417
4.50%, 08/01/53	3,581	3,565,680
4.50%, 11/01/53	7,576	7,535,645
4.50%, 01/01/54	41,358	41,033,897
4.50%, 03/01/54	1,820	1,803,900
4.50%, 05/01/54	10,960	10,920,553
4.50%, 11/01/54	1,848	1,828,073
4.50%, 12/01/54	35,258	34,978,480
4.50%, 01/01/55	11,745	11,681,980
4.50%, 03/01/55	4,957	4,903,650
4.50%, 03/12/56(c)	27,394	27,088,562
5.00%, 11/01/32	1	833
5.00%, 03/01/33	2	1,849
5.00%, 05/01/33	12	11,916
5.00%, 06/01/33	1	745
5.00%, 07/01/33	52	53,343
5.00%, 08/01/33	186	191,273
5.00%, 09/01/33	16	15,712
5.00%, 10/01/33	0 (a)	375
5.00%, 11/01/33	832	852,451
5.00%, 02/01/34	2	1,678
5.00%, 03/01/34	13	13,183
5.00%, 04/01/34	10	10,130
5.00%, 05/01/34	388	398,268
5.00%, 06/01/34	0 (a)	387
5.00%, 07/01/34	5	4,942
5.00%, 08/01/34	14	14,060
5.00%, 09/01/34	2	2,412
5.00%, 10/01/34	6	5,731
5.00%, 12/01/34	129	131,820
5.00%, 01/01/35	95	97,009
5.00%, 02/01/35	417	428,038
5.00%, 03/01/35	26	26,096
5.00%, 04/01/35	7	6,790
5.00%, 05/01/35	4	4,197
5.00%, 06/01/35	49	49,617
5.00%, 07/01/35	543	556,740
5.00%, 08/01/35	45	45,124
5.00%, 09/01/35	82	84,262
5.00%, 10/01/35	29	29,802
5.00%, 11/01/35	262	270,355
5.00%, 12/01/35	3	2,740
5.00%, 01/01/36	10	10,049
5.00%, 02/01/36	5	5,201
5.00%, 03/01/36	321	330,803
5.00%, 04/01/36	0 (a)	611
127
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/36	$248	$254,790
5.00%, 06/01/36	26	26,709
5.00%, 07/01/36	13	13,264
5.00%, 08/01/36	0 (a)	486
5.00%, 11/01/36	2	1,582
5.00%, 12/01/36	1	1,112
5.00%, 02/01/37	9	10,451
5.00%, 03/01/37	6	5,986
5.00%, 04/01/37	1	1,264
5.00%, 05/01/37	6	5,958
5.00%, 06/01/37	4	4,413
5.00%, 07/01/37	230	236,182
5.00%, 01/01/38	3	2,693
5.00%, 02/01/38	417	429,202
5.00%, 03/01/38	25	26,290
5.00%, 04/01/38	57	60,206
5.00%, 05/01/38	728	744,076
5.00%, 06/01/38	2	1,629
5.00%, 07/01/38	60	61,433
5.00%, 12/01/38	4	3,854
5.00%, 01/01/39	136	140,191
5.00%, 02/01/39	9	9,761
5.00%, 03/01/39	275	285,380
5.00%, 04/01/39	2,291	2,364,041
5.00%, 05/01/39	461	475,160
5.00%, 06/01/39	410	420,082
5.00%, 07/01/39	1,469	1,501,611
5.00%, 08/01/39	2,418	2,494,897
5.00%, 09/01/39	225	231,655
5.00%, 10/01/39	283	291,329
5.00%, 11/01/39	41	42,230
5.00%, 12/01/39	924	952,130
5.00%, 01/01/40	70	72,492
5.00%, 02/01/40	2,156	2,190,175
5.00%, 03/01/40	153	159,108
5.00%, 04/01/40	599	618,326
5.00%, 05/01/40	6,315	6,520,233
5.00%, 06/01/40	144	148,420
5.00%, 07/01/40	701	723,785
5.00%, 08/01/40	3,585	3,700,533
5.00%, 09/01/40	469	484,487
5.00%, 10/01/40	109	112,212
5.00%, 11/01/40	12	12,874
5.00%, 12/01/40	818	843,942
5.00%, 01/01/41	120	123,934
5.00%, 02/01/41	324	334,136
5.00%, 03/01/41	1,132	1,168,644
5.00%, 04/01/41	1,496	1,550,080
5.00%, 05/01/41	4,972	5,141,543
5.00%, 06/01/41	723	748,435
5.00%, 07/01/41	321	331,609
5.00%, 08/01/41	858	889,909
5.00%, 11/01/41	79	82,080
5.00%, 04/01/42	301	310,485
5.00%, 08/01/43	17	17,196
5.00%, 09/01/43	186	192,147
5.00%, 10/01/43	731	754,268
5.00%, 11/01/43	39	39,969
5.00%, 12/01/43	86	88,761
5.00%, 01/01/44	1,039	1,079,392
5.00%, 03/01/44	366	380,485
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/44	$134	$138,886
5.00%, 07/01/44	704	726,044
5.00%, 08/01/44	106	110,522
5.00%, 09/01/44	601	624,723
5.00%, 11/01/44	21,375	21,954,852
5.00%, 01/01/45	5	4,925
5.00%, 07/01/45	2,283	2,356,157
5.00%, 04/01/47	45	46,121
5.00%, 05/01/47	360	370,851
5.00%, 07/01/47	402	414,126
5.00%, 08/01/47	141	144,748
5.00%, 09/01/47	612	626,673
5.00%, 10/01/47	335	341,976
5.00%, 11/01/47	65	66,025
5.00%, 02/01/48	274	281,064
5.00%, 03/01/48	1,151	1,179,458
5.00%, 04/01/48	1,328	1,363,390
5.00%, 06/01/48	1,311	1,343,675
5.00%, 07/01/48	2,555	2,623,565
5.00%, 08/01/48	4,210	4,317,847
5.00%, 09/01/48	3,990	4,090,757
5.00%, 10/01/48	2,086	2,141,552
5.00%, 11/01/48	10,031	10,273,263
5.00%, 12/01/48	1,036	1,058,124
5.00%, 01/01/49	8,022	8,216,011
5.00%, 02/01/49	3,942	4,035,911
5.00%, 03/01/49	10,133	10,367,935
5.00%, 04/01/49	12,680	12,974,001
5.00%, 05/01/49	1,749	1,790,789
5.00%, 07/01/49	5,787	5,932,370
5.00%, 08/01/49	13,098	13,487,223
5.00%, 09/01/49	9,349	9,583,788
5.00%, 10/01/49	18,732	19,182,657
5.00%, 11/01/49	591	604,467
5.00%, 12/01/49	979	1,002,279
5.00%, 03/01/50	1,339	1,370,245
5.00%, 04/01/50	735	740,436
5.00%, 05/01/50	467	472,413
5.00%, 09/01/50	22	22,273
5.00%, 10/01/50	2,737	2,801,848
5.00%, 01/01/51	1,090	1,101,417
5.00%, 06/01/52	12,163	12,288,159
5.00%, 07/01/52	35,506	35,912,601
5.00%, 08/01/52	54,957	55,897,746
5.00%, 09/01/52	86,494	87,612,189
5.00%, 10/01/52	39,143	39,667,742
5.00%, 11/01/52	132,861	134,561,044
5.00%, 12/01/52	43,743	44,380,079
5.00%, 02/01/53	92,318	93,588,506
5.00%, 03/01/53	7,125	7,219,426
5.00%, 04/01/53	33,346	33,718,887
5.00%, 05/01/53	107,494	108,369,513
5.00%, 06/01/53	123,264	124,781,775
5.00%, 07/01/53	24,291	24,629,018
5.00%, 08/01/53	47,631	48,269,194
5.00%, 09/01/53	37,581	38,053,837
5.00%, 10/01/53	75,902	76,822,147
5.00%, 11/01/53	25,295	25,514,626
5.00%, 12/01/53	5,028	5,067,781
5.00%, 02/01/54	31,740	31,989,905
5.00%, 03/01/54	12,013	12,185,368
Schedule of Investments
128

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/54	$6,314	$6,366,766
5.00%, 08/01/54	26,635	27,044,427
5.00%, 09/01/54	5,510	5,598,207
5.00%, 10/01/54	89,732	90,395,610
5.00%, 11/01/54	103,996	104,875,065
5.00%, 12/01/54	57,746	58,148,690
5.00%, 01/01/55	75,898	76,460,916
5.00%, 05/01/55	58,959	59,367,806
5.00%, 11/01/55	7,906	8,000,600
5.00%, 01/01/56	40,662	40,926,617
5.00%, 02/01/56(b)	8,346	8,413,352
5.00%, 03/01/56	15,486	15,588,053
5.00%, 03/15/56(c)	331,147	332,632,340
5.50%, 03/01/28	30	30,007
5.50%, 10/01/28	0 (a)	94
5.50%, 12/01/28	0 (a)	58
5.50%, 07/01/29	1	779
5.50%, 12/01/31	5	4,927
5.50%, 01/01/32	4	3,753
5.50%, 02/01/32	1	918
5.50%, 11/01/32	0 (a)	177
5.50%, 12/01/32	2	2,055
5.50%, 01/01/33	18	17,887
5.50%, 02/01/33	2	2,960
5.50%, 03/01/33	12	14,138
5.50%, 04/01/33	31	33,830
5.50%, 05/01/33	303	312,293
5.50%, 06/01/33	19	19,386
5.50%, 07/01/33	60	60,984
5.50%, 08/01/33	1	957
5.50%, 09/01/33	3	2,655
5.50%, 10/01/33	263	271,904
5.50%, 11/01/33	609	629,682
5.50%, 12/01/33	1	534
5.50%, 01/01/34	20	20,891
5.50%, 02/01/34	13	13,753
5.50%, 03/01/34	5	5,525
5.50%, 04/01/34	30	30,775
5.50%, 05/01/34	29	29,414
5.50%, 06/01/34	13	13,431
5.50%, 07/01/34	6	5,921
5.50%, 09/01/34	474	493,238
5.50%, 10/01/34	0 (a)	432
5.50%, 11/01/34	13	13,277
5.50%, 12/01/34	8	8,823
5.50%, 01/01/35	23	23,980
5.50%, 02/01/35	42	43,344
5.50%, 03/01/35	17	17,148
5.50%, 04/01/35	12	12,608
5.50%, 05/01/35	7	7,646
5.50%, 06/01/35	12	12,751
5.50%, 07/01/35	13	13,857
5.50%, 08/01/35	7	6,317
5.50%, 09/01/35	117	122,605
5.50%, 10/01/35	9	8,839
5.50%, 11/01/35	25	25,411
5.50%, 12/01/35	20	20,896
5.50%, 01/01/36	6	6,467
5.50%, 02/01/36	46	48,717
5.50%, 03/01/36	0 (a)	495
5.50%, 04/01/36	796	829,558
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/01/36	$198	$206,440
5.50%, 06/01/36	0 (a)	418
5.50%, 07/01/36	7	7,364
5.50%, 08/01/36	16	16,307
5.50%, 09/01/36	1,090	1,127,942
5.50%, 10/01/36	4	3,486
5.50%, 11/01/36	11	11,628
5.50%, 12/01/36	15	15,887
5.50%, 01/01/37	17	17,370
5.50%, 02/01/37	38	39,842
5.50%, 03/01/37	25	25,821
5.50%, 04/01/37	6	5,113
5.50%, 05/01/37	160	167,091
5.50%, 06/01/37	89	94,423
5.50%, 07/01/37	12	12,930
5.50%, 08/01/37	1,045	1,087,960
5.50%, 09/01/37	0 (a)	368
5.50%, 10/01/37	1	1,711
5.50%, 11/01/37	6	6,194
5.50%, 12/01/37	35	35,993
5.50%, 01/01/38	9	9,978
5.50%, 02/01/38	21	20,939
5.50%, 03/01/38	459	480,915
5.50%, 04/01/38	39	41,183
5.50%, 05/01/38	145	152,183
5.50%, 06/01/38	153	161,270
5.50%, 07/01/38	276	289,311
5.50%, 08/01/38	448	467,126
5.50%, 09/01/38	5	4,777
5.50%, 10/01/38	3	2,587
5.50%, 11/01/38	595	621,955
5.50%, 12/01/38	21	21,287
5.50%, 01/01/39	28	29,304
5.50%, 02/01/39	23	24,129
5.50%, 03/01/39	8	8,046
5.50%, 04/01/39	13	14,233
5.50%, 06/01/39	94	98,561
5.50%, 07/01/39	10	10,508
5.50%, 08/01/39	2,874	2,985,813
5.50%, 09/01/39	17	17,924
5.50%, 10/01/39	5	4,420
5.50%, 11/01/39	20	20,653
5.50%, 12/01/39	46	48,343
5.50%, 01/01/40	23	24,457
5.50%, 05/01/40	87	91,380
5.50%, 06/01/40	9,068	9,402,070
5.50%, 07/01/40	1,028	1,073,604
5.50%, 09/01/40	2,375	2,479,694
5.50%, 07/01/41	189	197,928
5.50%, 09/01/41	4,274	4,443,115
5.50%, 05/01/44	3,501	3,675,679
5.50%, 01/01/47	1,105	1,151,062
5.50%, 06/01/48	58	60,355
5.50%, 11/01/48	1,560	1,626,351
5.50%, 12/01/48	1,460	1,521,269
5.50%, 01/01/49	2,311	2,408,666
5.50%, 02/01/49	334	345,758
5.50%, 03/01/49	81	84,335
5.50%, 06/01/49	6,897	7,188,171
5.50%, 08/01/52	70,025	72,185,821
5.50%, 09/01/52	29,650	30,432,496
129
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 10/01/52	$1,160	$1,197,628
5.50%, 11/01/52	42,794	43,926,554
5.50%, 12/01/52	102,656	105,126,065
5.50%, 01/01/53	85,467	87,371,263
5.50%, 02/01/53	142,467	146,312,112
5.50%, 03/01/53	54,144	55,256,471
5.50%, 04/01/53	74,790	76,782,356
5.50%, 05/01/53	204,120	208,267,807
5.50%, 06/01/53	142,811	146,511,061
5.50%, 07/01/53	114,966	118,258,122
5.50%, 08/01/53	49,907	50,901,211
5.50%, 09/01/53	114,836	117,203,876
5.50%, 10/01/53	73,349	75,039,180
5.50%, 11/01/53	56,797	58,388,741
5.50%, 02/01/54	90,308	92,063,986
5.50%, 03/01/54	107,150	109,339,373
5.50%, 04/01/54	80,023	81,730,283
5.50%, 05/01/54	87,323	89,386,187
5.50%, 06/01/54	46,852	47,717,048
5.50%, 07/01/54	8,573	8,824,080
5.50%, 08/01/54	78,912	80,782,254
5.50%, 09/01/54	90,181	92,745,586
5.50%, 10/01/54	74,635	76,106,041
5.50%, 11/01/54	139,523	143,520,914
5.50%, 12/01/54	8,595	8,807,199
5.50%, 01/01/55	46,392	47,153,651
5.50%, 02/01/55	60,340	61,646,817
5.50%, 03/01/55	21,891	22,421,027
5.50%, 04/01/55	41,347	42,389,210
5.50%, 05/01/55	26,259	26,848,267
5.50%, 07/01/55(b)	19,656	20,058,978
5.50%, 08/01/55	2,606	2,675,953
5.50%, 09/01/55	53,613	54,858,575
5.50%, 10/01/55	13,086	13,400,414
5.50%, 11/01/55	5,251	5,386,652
5.50%, 01/01/56	5,136	5,264,640
5.50%, 03/01/56	8,523	8,729,110
5.50%, 03/12/56(c)	273,754	278,143,040
6.00%, 03/01/28	0 (a)	106
6.00%, 11/01/28	0 (a)	256
6.00%, 12/01/28	0 (a)	309
6.00%, 01/01/29	0 (a)	586
6.00%, 02/01/29	1	1,451
6.00%, 03/01/29	1	910
6.00%, 04/01/29	0 (a)	320
6.00%, 05/01/29	0 (a)	54
6.00%, 07/01/29	1	817
6.00%, 04/01/30	0 (a)	419
6.00%, 04/01/31	0 (a)	484
6.00%, 05/01/31	1	1,310
6.00%, 11/01/31	3	3,090
6.00%, 02/01/32	1	1,163
6.00%, 03/01/32	1	533
6.00%, 04/01/32	0 (a)	113
6.00%, 06/01/32	0 (a)	342
6.00%, 09/01/32	1	1,446
6.00%, 11/01/32	17	18,385
6.00%, 12/01/32	12	12,999
6.00%, 01/01/33	12	12,715
6.00%, 02/01/33	3	2,955
6.00%, 03/01/33	10	10,116
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/01/33	$1	$1,128
6.00%, 10/01/33	1	1,265
6.00%, 11/01/33	1	695
6.00%, 12/01/33	11	11,155
6.00%, 02/01/34	2	2,270
6.00%, 03/01/34	787	821,159
6.00%, 04/01/34	2	1,694
6.00%, 05/01/34	93	96,348
6.00%, 08/01/34	180	188,981
6.00%, 09/01/34	8	9,085
6.00%, 10/01/34	9	8,564
6.00%, 11/01/34	55	58,103
6.00%, 12/01/34	2	2,882
6.00%, 01/01/35	17	18,141
6.00%, 02/01/35	7	7,517
6.00%, 04/01/35	2	1,991
6.00%, 06/01/35	5	4,934
6.00%, 07/01/35	50	52,167
6.00%, 09/01/35	8	7,940
6.00%, 10/01/35	25	25,442
6.00%, 12/01/35	27	28,247
6.00%, 01/01/36	4	4,109
6.00%, 02/01/36	1	1,470
6.00%, 03/01/36	1	588
6.00%, 05/01/36	13	13,759
6.00%, 06/01/36	306	322,528
6.00%, 07/01/36	7	6,598
6.00%, 08/01/36	297	314,887
6.00%, 10/01/36	11	12,191
6.00%, 11/01/36	14	15,565
6.00%, 12/01/36	7	7,957
6.00%, 01/01/37	2	2,257
6.00%, 02/01/37	53	58,053
6.00%, 03/01/37	18	19,198
6.00%, 04/01/37	11	11,601
6.00%, 06/01/37	17	18,283
6.00%, 07/01/37	17	17,489
6.00%, 08/01/37	9	9,612
6.00%, 09/01/37	9	8,742
6.00%, 10/01/37	3	2,994
6.00%, 11/01/37	22	23,539
6.00%, 12/01/37	21	21,206
6.00%, 01/01/38	64	69,984
6.00%, 02/01/38	25	26,708
6.00%, 03/01/38	246	262,211
6.00%, 04/01/38	17	17,893
6.00%, 05/01/38	570	605,431
6.00%, 07/01/38	12	12,440
6.00%, 08/01/38	70	75,563
6.00%, 09/01/38	17	17,939
6.00%, 10/01/38	10	9,877
6.00%, 11/01/38	8	8,399
6.00%, 12/01/38	4	4,400
6.00%, 06/01/39	1,457	1,528,539
6.00%, 09/01/39	1	1,147
6.00%, 10/01/39	134	142,532
6.00%, 04/01/40	22	23,891
6.00%, 09/01/40	3	3,230
6.00%, 10/01/40	31	32,110
6.00%, 07/01/41	428	453,832
6.00%, 02/01/49	652	691,248
Schedule of Investments
130

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 12/01/52	$18,884	$19,516,865
6.00%, 01/01/53	107,891	111,779,118
6.00%, 02/01/53	102,486	105,965,021
6.00%, 03/01/53	1,648	1,700,581
6.00%, 04/01/53	2,659	2,790,597
6.00%, 05/01/53	4,907	5,134,627
6.00%, 06/01/53	9,112	9,484,377
6.00%, 07/01/53	135,164	140,728,680
6.00%, 08/01/53	149,915	155,924,205
6.00%, 09/01/53	48,437	50,097,658
6.00%, 10/01/53	176,008	182,455,356
6.00%, 11/01/53	95,850	98,850,515
6.00%, 12/01/53	30,283	31,418,365
6.00%, 01/01/54	15,062	15,503,320
6.00%, 02/01/54	34,302	35,454,788
6.00%, 03/01/54	56,698	58,557,491
6.00%, 04/01/54	71,035	73,791,087
6.00%, 05/01/54	37,368	38,592,561
6.00%, 06/01/54	43,958	45,242,640
6.00%, 07/01/54	102,171	105,719,388
6.00%, 08/01/54	223,877	231,857,892
6.00%, 09/01/54	233,894	241,644,837
6.00%, 10/01/54	131,243	135,374,261
6.00%, 12/01/54	49,999	52,410,097
6.00%, 01/01/55	63,514	65,746,467
6.00%, 02/01/55	34,936	36,335,024
6.00%, 03/01/55	102,336	106,613,222
6.00%, 03/15/55(c)	98,775	101,312,359
6.00%, 04/01/55	51,134	52,990,384
6.00%, 05/01/55	34,373	35,423,495
6.00%, 06/01/55	16,414	16,997,508
6.00%, 07/01/55	57,621	59,131,481
6.00%, 08/01/55	24,013	24,742,060
6.00%, 09/01/55	30,889	31,882,093
6.00%, 12/01/55	5,508	5,745,803
6.50%, 04/01/26	0 (a)	2
6.50%, 05/01/26	0 (a)	—
6.50%, 06/01/26	0 (a)	3
6.50%, 03/01/27	0 (a)	24
6.50%, 11/01/27	0 (a)	21
6.50%, 12/01/27	0 (a)	360
6.50%, 01/01/28	0 (a)	223
6.50%, 02/01/28	0 (a)	29
6.50%, 04/01/28	0 (a)	280
6.50%, 05/01/28	0 (a)	295
6.50%, 08/01/28	3	2,215
6.50%, 09/01/28	0 (a)	348
6.50%, 10/01/28	0 (a)	411
6.50%, 11/01/28	0 (a)	153
6.50%, 12/01/28	0 (a)	393
6.50%, 01/01/29	0 (a)	584
6.50%, 02/01/29	0 (a)	32
6.50%, 03/01/29	1	1,799
6.50%, 04/01/29	0 (a)	322
6.50%, 05/01/29	0 (a)	411
6.50%, 06/01/29	4	4,550
6.50%, 07/01/29	0 (a)	763
6.50%, 08/01/29	0 (a)	98
6.50%, 09/01/29	0 (a)	200
6.50%, 11/01/29	0 (a)	67
6.50%, 05/01/30	0 (a)	46
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 01/01/31	$0 (a)	$38
6.50%, 03/01/31	0 (a)	115
6.50%, 04/01/31	1	1,143
6.50%, 05/01/31	1	2,241
6.50%, 07/01/31	1	1,294
6.50%, 08/01/31	0 (a)	502
6.50%, 09/01/31	2	2,078
6.50%, 10/01/31	3	2,680
6.50%, 11/01/31	1	982
6.50%, 12/01/31	2	2,121
6.50%, 02/01/32	1	2,042
6.50%, 03/01/32	6	5,601
6.50%, 04/01/32	0 (a)	368
6.50%, 05/01/32	1	1,902
6.50%, 06/01/32	1	1,291
6.50%, 07/01/32	2	3,597
6.50%, 08/01/32	7	8,538
6.50%, 09/01/32	7	6,855
6.50%, 11/01/32	0 (a)	145
6.50%, 01/01/33	0 (a)	225
6.50%, 03/01/33	4	3,835
6.50%, 05/01/33	0 (a)	551
6.50%, 07/01/33	0 (a)	27
6.50%, 09/01/33	0 (a)	109
6.50%, 11/01/33	3	3,394
6.50%, 01/01/34	4	4,611
6.50%, 03/01/34	0 (a)	134
6.50%, 05/01/34	7	7,436
6.50%, 08/01/34	5	5,291
6.50%, 09/01/34	9	8,694
6.50%, 10/01/34	1	1,469
6.50%, 11/01/34	1	618
6.50%, 04/01/35	2	1,712
6.50%, 02/01/36	2	2,786
6.50%, 05/01/36	1	816
6.50%, 06/01/36	0 (a)	381
6.50%, 07/01/36	0 (a)	776
6.50%, 08/01/36	25	26,325
6.50%, 09/01/36	96	103,449
6.50%, 10/01/36	21	22,061
6.50%, 11/01/36	0 (a)	302
6.50%, 12/01/36	25	26,850
6.50%, 02/01/37	5	5,762
6.50%, 03/01/37	1	1,692
6.50%, 06/01/37	0 (a)	357
6.50%, 07/01/37	26	27,377
6.50%, 08/01/37	847	909,348
6.50%, 09/01/37	6	6,883
6.50%, 10/01/37	55	60,430
6.50%, 11/01/37	9	9,263
6.50%, 12/01/37	32	34,809
6.50%, 01/01/38	2	2,317
6.50%, 02/01/38	3	3,696
6.50%, 03/01/38	10	11,278
6.50%, 05/01/38	34	36,934
6.50%, 06/01/38	11	11,465
6.50%, 09/01/38	3	3,912
6.50%, 12/01/38	3	3,603
6.50%, 01/01/39	6	6,538
6.50%, 03/01/39	2	1,670
6.50%, 05/01/39	2	1,676
131
2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 10/01/39	$788	$846,654
6.50%, 05/01/40	524	563,608
6.50%, 01/01/53	4,467	4,681,501
6.50%, 02/01/53	4,985	5,283,483
6.50%, 04/01/53	57,185	60,464,816
6.50%, 06/01/53	8,364	8,735,708
6.50%, 07/01/53	8,462	8,926,603
6.50%, 08/01/53	60,537	63,776,873
6.50%, 09/01/53	23,861	25,018,117
6.50%, 10/01/53	113,833	119,757,546
6.50%, 11/01/53	89,710	94,031,667
6.50%, 12/01/53	134,389	141,351,286
6.50%, 01/01/54	50,322	52,939,331
6.50%, 02/01/54	48,880	51,671,686
6.50%, 03/01/54	69,255	72,131,714
6.50%, 04/01/54	17,747	18,594,481
6.50%, 05/01/54	29,359	30,636,778
6.50%, 06/01/54	16,169	17,246,443
6.50%, 07/01/54	30,834	32,181,309
6.50%, 08/01/54	44,365	46,797,576
6.50%, 09/01/54	43,782	45,917,662
6.50%, 11/01/54	21,987	22,840,107
6.50%, 01/01/55	24,196	25,319,764
6.50%, 03/15/55(c)	68,650	71,300,475
6.50%, 04/01/55	21,019	21,946,454
6.50%, 07/01/55	12,426	13,009,633
6.50%, 07/01/55(b)	12,877	13,477,462
6.50%, 08/01/55	54,179	56,920,503
6.50%, 09/01/55	22,530	23,680,099
6.50%, 10/01/55	13,427	13,947,549
7.00%, 05/01/26	0 (a)	3
7.00%, 08/01/26	0 (a)	1
7.00%, 02/01/27	0 (a)	3
7.00%, 04/01/27	0 (a)	19
7.00%, 09/01/27	0 (a)	219
7.00%, 11/01/27	0 (a)	54
7.00%, 12/01/27	0 (a)	11
7.00%, 03/01/28	0 (a)	159
7.00%, 04/01/28	0 (a)	7
7.00%, 07/01/28	0 (a)	421
7.00%, 01/01/29	0 (a)	79
7.00%, 02/01/29	0 (a)	128
7.00%, 05/01/29	0 (a)	193
7.00%, 06/01/29	0 (a)	184
7.00%, 08/01/29	0 (a)	444
7.00%, 01/01/30	0 (a)	45
7.00%, 02/01/30	0 (a)	70
7.00%, 09/01/30	0 (a)	401
7.00%, 12/01/30	0 (a)	60
7.00%, 02/01/31	0 (a)	78
7.00%, 09/01/31	0 (a)	264
7.00%, 11/01/31	0 (a)	36
7.00%, 03/01/32	2	1,825
7.00%, 04/01/32	13	13,244
7.00%, 05/01/32	2	2,083
7.00%, 07/01/32	0 (a)	242
7.00%, 08/01/32	0 (a)	451
7.00%, 10/01/32	0 (a)	432
7.00%, 12/01/32	2	2,452
7.00%, 01/01/36	1	1,499
7.00%, 07/01/36	1	659
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 08/01/36	$1	$595
7.00%, 01/01/37	1	1,002
7.00%, 03/01/37	2	2,326
7.00%, 04/01/37	246	268,964
7.00%, 05/01/37	3	3,167
7.00%, 06/01/37	5	6,383
7.00%, 09/01/37	0 (a)	413
7.00%, 12/01/37	6	6,305
7.00%, 05/01/38	0 (a)	366
7.00%, 12/01/38	2	2,644
7.00%, 01/01/39	0 (a)	263
7.50%, 05/01/26	0 (a)	3
7.50%, 07/01/26	0 (a)	1
7.50%, 08/01/26	0 (a)	4
7.50%, 01/01/27	0 (a)	3
7.50%, 04/01/27	0 (a)	26
7.50%, 07/01/27	0 (a)	141
7.50%, 09/01/27	0 (a)	15
7.50%, 11/01/27	0 (a)	18
7.50%, 01/01/28	0 (a)	44
7.50%, 07/01/29	0 (a)	140
7.50%, 08/01/29	0 (a)	25
7.50%, 09/01/29	0 (a)	563
7.50%, 06/01/30	0 (a)	267
7.50%, 12/01/30	0 (a)	750
7.50%, 01/01/31	0 (a)	111
7.50%, 05/01/31	0 (a)	429
7.50%, 06/01/31	0 (a)	347
7.50%, 07/01/32	0 (a)	79
7.50%, 10/01/32	0 (a)	29
7.50%, 03/01/33	2	1,738
7.50%, 06/01/33	0 (a)	33
7.50%, 12/01/37	0 (a)	118
8.00%, 08/01/27	0 (a)	11
8.00%, 06/01/28	0 (a)	4
8.00%, 08/01/29	0 (a)	313
8.00%, 04/01/30	0 (a)	37
8.00%, 06/01/30	0 (a)	112
8.00%, 10/01/30	0 (a)	75
8.50%, 12/01/26	0 (a)	4
8.50%, 04/01/30	0 (a)	240
8.50%, 05/01/32	1	717
9.00%, 11/01/26	0 (a)	1
9.00%, 10/01/30	0 (a)	47
		39,645,991,133
Total Long-Term Investments — 99.5% (Cost: $40,352,743,594)		39,645,991,133
	Shares
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	2,348,574,595	2,349,748,882
Schedule of Investments
132

Schedule of Investments (continued)
February 28, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	100,000	$100,000
Total Short-Term Securities — 5.9% (Cost: $2,348,873,760)		2,349,848,882
Total Investments Before TBA Sales Commitments — 105.4% (Cost: $42,701,617,354)		41,995,840,015
	Par (000)
TBA Sales Commitments(c)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
5.00%, 03/19/56	(53,500)	(53,681,514)
5.50%, 03/19/56	(13,200)	(13,368,451)
Uniform Mortgage-Backed Securities
5.00%, 03/15/56	(36,600)	(36,764,167)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/12/56	(8,525)	$(8,661,680)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(112,400,711))		(112,475,812)
Total Investments, Net of TBA Sales Commitments — 105.1% (Cost: $42,589,216,643)		41,883,364,203
Liabilities in Excess of Other Assets — (5.1)%		(2,049,349,582)
Net Assets — 100.0%		$39,834,014,621

(a)	Rounds to less than 1,000.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,790,973,834	$558,612,592 (a)	$—	$161,602	$854	$2,349,748,882	2,348,574,595	$71,333,283	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	4,067	—
				$161,602	$854	$2,349,848,882		$71,337,350	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$39,645,991,133	$—	$39,645,991,133
Short-Term Securities
Money Market Funds	2,349,848,882	—	—	2,349,848,882
Liabilities
Investments
TBA Sales Commitments	—	(112,475,812)	—	(112,475,812)
	$2,349,848,882	$39,533,515,321	$—	$41,883,364,203
See notes to financial statements.
133
2026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
February 28, 2026

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$130,907,382	$3,840,211,895	$39,645,991,133
Investments, at value—affiliated(c)	1,415,763	57,191,179	2,349,848,882
Receivables:
Investments sold	1,651,922	62,476,137	36,317,616
Securities lending income—affiliated	290	9,252	—
TBA sales commitments	—	—	112,400,711
Dividends—affiliated	1,915	45,027	5,711,464
Interest—unaffiliated	1,264,527	37,496,332	120,442,013
Total assets	135,241,799	3,997,429,822	42,270,711,819
LIABILITIES
Bank overdraft	1,011	2,009,330	1,040,512
Cash received as collateral for TBA commitments	—	—	3,590,347
Collateral on securities loaned, at value	515,763	39,971,179	—
TBA sales commitments, at value(d)	—	—	112,475,812
Payables:
Investments purchased	1,796,492	56,249,691	2,318,513,959
Capital shares redeemed	—	140,974	—
Investment advisory fees	20,082	602,477	1,076,568
Total liabilities	2,333,348	98,973,651	2,436,697,198
Commitments and contingent liabilities
NET ASSETS	$132,908,451	$3,898,456,171	$39,834,014,621
NET ASSETS CONSIST OF
Paid-in capital	$144,284,535	$3,919,732,942	$41,168,734,967
Accumulated loss	(11,376,084)	(21,276,771)	(1,334,720,346)
NET ASSETS	$132,908,451	$3,898,456,171	$39,834,014,621
NET ASSET VALUE
Shares outstanding	1,250,000	36,000,000	410,800,000
Net asset value	$106.33	$108.29	$96.97
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$135,845,024	$3,822,147,861	$40,352,743,594
(b) Securities loaned, at value	$498,729	$38,793,573	$—
(c) Investments, at cost—affiliated	$1,415,763	$57,191,179	$2,348,873,760
(d) Proceeds from TBA sales commitments	$—	$—	$112,400,711
See notes to financial statements.
Statements of Assets and Liabilities
134

Statements of Operations
Year Ended February 28, 2026

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
INVESTMENT INCOME
Dividends—affiliated	$26,330	$584,343	$71,337,350
Interest—unaffiliated	5,384,054	134,141,292	1,613,355,297
Securities lending income—affiliated—net	3,320	79,112	—
Other income—unaffiliated	2,427	60,975	—
Total investment income	5,416,131	134,865,722	1,684,692,647
EXPENSES
Investment advisory	279,077	7,197,128	14,271,429
Interest expense	—	—	2,971
Total expenses	279,077	7,197,128	14,274,400
Less:
Investment advisory fees waived	—	—	(120,200)
Total expenses after fees waived	279,077	7,197,128	14,154,200
Net investment income	5,137,054	127,668,594	1,670,538,447
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,154,338)	(5,048,114)	(71,700,513)
Investments—affiliated	—	—	161,602
In-kind redemptions—unaffiliated(a)	(937,626)	1,023,897	—
	(2,091,964)	(4,024,217)	(71,538,911)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	4,482,621	85,961,624	1,302,493,571
Investments—affiliated	—	—	854
	4,482,621	85,961,624	1,302,494,425
Net realized and unrealized gain	2,390,657	81,937,407	1,230,955,514
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,527,711	$209,606,001	$2,901,493,961
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
135
2026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Government/Credit Bond ETF		iShares Intermediate Government/Credit Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,137,054	$8,378,772	$127,668,594	$111,182,422
Net realized loss	(2,091,964)	(3,696,993)	(4,024,217)	(10,244,091)
Net change in unrealized appreciation (depreciation)	4,482,621	6,417,533	85,961,624	78,809,068
Net increase in net assets resulting from operations	7,527,711	11,099,312	209,606,001	179,747,399
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,344,266)	(8,871,780)	(125,682,611)	(110,685,242)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(26,050,146)	(175,590,765)	502,045,762	78,648,024
NET ASSETS
Total increase (decrease) in net assets	(23,866,701)	(173,363,233)	585,969,152	147,710,181
Beginning of year	156,775,152	330,138,385	3,312,487,019	3,164,776,838
End of year	$132,908,451	$156,775,152	$3,898,456,171	$3,312,487,019

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
136

Statements of Changes in Net Assets(continued)

	iShares MBS ETF
	Year Ended 02/28/26	Year Ended 02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,670,538,447	$1,324,044,106
Net realized loss	(71,538,911)	(56,209,702)
Net change in unrealized appreciation (depreciation)	1,302,494,425	845,843,643
Net increase in net assets resulting from operations	2,901,493,961	2,113,678,047
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,664,723,962)	(1,283,920,660)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	948,848,175	8,940,507,291
NET ASSETS
Total increase in net assets	2,185,618,174	9,770,264,678
Beginning of year	37,648,396,447	27,878,131,769
End of year	$39,834,014,621	$37,648,396,447

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
137
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$104.52	$103.17	$102.98	$117.13	$121.96
Net investment income(a)	3.84	3.91	3.73	2.09	1.52
Net realized and unrealized gain (loss)(b)	1.95	1.45	(0.20)	(14.00)	(4.87)
Net increase (decrease) from investment operations	5.79	5.36	3.53	(11.91)	(3.35)
Distributions from net investment income(c)	(3.98)	(4.01)	(3.34)	(2.24)	(1.48)
Net asset value, end of year	$106.33	$104.52	$103.17	$102.98	$117.13
Total Return(d)
Based on net asset value	5.66%	5.31%	3.48%	(10.22)%	(2.76)%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.68%	3.78%	3.64%	1.94%	1.26%
Supplemental Data
Net assets, end of year (000)	$132,908	$156,775	$330,138	$154,475	$427,541
Portfolio turnover rate(f)	20%	15%	18%	17%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
138

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$105.83	$103.59	$102.32	$111.36	$116.01
Net investment income(a)	3.79	3.53	3.07	2.08	1.63
Net realized and unrealized gain (loss)(b)	2.42	2.24	1.16	(9.12)	(4.64)
Net increase (decrease) from investment operations	6.21	5.77	4.23	(7.04)	(3.01)
Distributions from net investment income(c)	(3.75)	(3.53)	(2.96)	(2.00)	(1.64)
Net asset value, end of year	$108.29	$105.83	$103.59	$102.32	$111.36
Total Return(d)
Based on net asset value	5.97%	5.67%	4.20%	(6.36)%	(2.61)%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.55%	3.38%	2.98%	1.99%	1.42%
Supplemental Data
Net assets, end of year (000)	$3,898,456	$3,312,487	$3,164,777	$2,460,818	$2,566,956
Portfolio turnover rate(f)	21%	21%	19%	22%	30%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
139
2026 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MBS ETF
	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of year	$94.12	$91.92	$93.15	$104.74	$109.29
Net investment income(a)	4.01	3.76	3.32	2.43	1.21
Net realized and unrealized gain (loss)(b)	2.84	2.09	(1.30)	(11.80)	(4.65)
Net increase (decrease) from investment operations	6.85	5.85	2.02	(9.37)	(3.44)
Distributions from net investment income(c)	(4.00)	(3.65)	(3.25)	(2.22)	(1.11)
Net asset value, end of year	$96.97	$94.12	$91.92	$93.15	$104.74
Total Return(d)
Based on net asset value	7.46%	6.52%	2.23%	(9.01)%	(3.15)%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.05%
Total expenses after fees waived	0.04%	0.04%	0.03%	0.03%	0.04%
Net investment income	4.25%	4.05%	3.61%	2.52%	1.12%
Supplemental Data
Net assets, end of year (000)	$39,834,015	$37,648,396	$27,878,132	$24,730,574	$24,080,624
Portfolio turnover rate(f)(g)	153%	144%	219%	249%	349%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
140

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
141
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are
Notes to Financial Statements
142

Notes to Financial Statements  (continued)
guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
143
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Government/Credit Bond
Barclays Bank PLC	$58,485	$(58,485)	$—	$—
Barclays Capital, Inc.	21,064	(21,064)	—	—
BNP Paribas Prime Brokerage International Ltd.	26,602	(26,602)	—	—
BofA Securities, Inc.	55,246	(55,246)	—	—
Citigroup Global Markets, Inc.	34,207	(34,207)	—	—
Goldman Sachs & Co. LLC	11,107	(11,107)	—	—
J.P. Morgan Securities LLC	237,063	(237,063)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,998	(1,998)	—	—
Morgan Stanley	10,979	(10,979)	—	—
RBC Capital Markets LLC	25,307	(25,307)	—	—
UBS Securities LLC	3,543	(3,543)	—	—
Wells Fargo Securities LLC	13,128	(13,128)	—	—
	$498,729	$(498,729)	$—	$—
Intermediate Government/Credit Bond
Barclays Bank PLC	$1,897,758	$(1,897,758)	$—	$—
Barclays Capital, Inc.	771,885	(771,885)	—	—
BMO Capital Markets Corp.	137,816	(137,816)	—	—
BNP Paribas SA	1,629,572	(1,629,572)	—	—
BofA Securities, Inc.	10,667,437	(10,667,437)	—	—
Citigroup Global Markets, Inc.	1,204,026	(1,204,026)	—	—
Deutsche Bank Securities, Inc.	416,995	(416,995)	—	—
Goldman Sachs & Co. LLC	622,372	(622,372)	—	—
J.P. Morgan Securities LLC	2,226,723	(2,226,723)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	41,215	(41,215)	—	—
Morgan Stanley	899,428	(899,428)	—	—
National Bank of Canada	2,029,383	(2,029,383)	—	—
Pershing LLC	568,131	(568,131)	—	—
RBC Capital Markets LLC	1,123,177	(1,123,177)	—	—
State Street Bank & Trust Company	13,713,271	(13,713,271)	—	—
TD Securities (USA) LLC	112,270	(112,270)	—	—
Wells Fargo Securities LLC	732,114	(732,114)	—	—
	$38,793,573	$(38,793,573)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Government/Credit Bond	0.20%
Intermediate Government/Credit Bond	0.20
Notes to Financial Statements
144

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.038000
Over $181 billion, up to and including $231 billion	0.036100
Over $231 billion, up to and including $281 billion	0.034295
Over $281 billion	0.032580
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MBS	$120,200
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Government/Credit Bond	$916
Intermediate Government/Credit Bond	23,551
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
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2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended February 28, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Government/Credit Bond	$22,949,044	$20,670,642	$5,501,989	$7,277,989
Intermediate Government/Credit Bond	552,318,635	555,904,837	190,626,092	200,764,731
MBS	59,570,235,421	64,177,326,782	6,677,835	2,900,424
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Government/Credit Bond	$5,178,698	$30,757,174
Intermediate Government/Credit Bond	731,985,718	232,846,922
MBS	5,277,864,109	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Government/Credit Bond	$(938,156)	$938,156
Intermediate Government/Credit Bond	1,023,897	(1,023,897)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 02/28/26	Year Ended 02/28/25
Government/Credit Bond
Ordinary income	$5,344,266	$8,871,780
Intermediate Government/Credit Bond
Ordinary income	$125,682,611	$110,685,242
MBS
Ordinary income	$1,664,723,962	$1,283,920,660
Notes to Financial Statements
146

Notes to Financial Statements  (continued)
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Government/Credit Bond	$391,019	$(6,810,408)	$(4,956,695)	$(11,376,084)
Intermediate Government/Credit Bond	11,308,115	(50,178,331)	17,593,445	(21,276,771)
MBS	135,762,114	(691,687,666)	(778,794,794)	(1,334,720,346)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government/Credit Bond	$137,279,840	$2,022,772	$(6,979,467)	$(4,956,695)
Intermediate Government/Credit Bond	3,879,809,629	50,688,886	(33,095,441)	17,593,445
MBS	42,774,559,708	707,894,404	(1,486,689,198)	(778,794,794)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
147
2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 02/28/26		Year Ended 02/28/25
iShares ETF	Shares	Amount	Shares	Amount
Government/Credit Bond
Shares sold	50,000	$5,222,618	50,000	$5,111,737
Shares redeemed	(300,000)	(31,272,764)	(1,750,000)	(180,702,502)
	(250,000)	$(26,050,146)	(1,700,000)	$(175,590,765)
Intermediate Government/Credit Bond
Shares sold	6,900,000	$737,319,534	6,350,000	$663,884,206
Shares redeemed	(2,200,000)	(235,273,772)	(5,600,000)	(585,236,182)
	4,700,000	$502,045,762	750,000	$78,648,024
MBS
Shares sold	57,000,000	$5,335,219,877	99,400,000	$9,186,606,386
Shares redeemed	(46,200,000)	(4,386,371,702)	(2,700,000)	(246,099,095)
	10,800,000	$948,848,175	96,700,000	$8,940,507,291
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
148

Notes to Financial Statements  (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
149
2026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Government/Credit Bond ETF
iShares Intermediate Government/Credit Bond ETF
iShares MBS ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
150

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
iShares ETF	Federal Obligation Interest
Government/Credit Bond	$2,738,699
Intermediate Government/Credit Bond	76,106,512
MBS	2,335,997
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
iShares ETF	Interest Dividends
Government/Credit Bond	$5,138,220
Intermediate Government/Credit Bond	127,683,709
MBS	1,670,618,683
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF	Interest-Related Dividends
Government/Credit Bond	$4,616,781
Intermediate Government/Credit Bond	115,997,376
MBS	1,670,618,683
151
2026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
152

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
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2026 iShares Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: April 21, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: April 21, 2026